UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2012

Date of reporting period: September 30, 2011

Item 1. Reports to Stockholders.

September 30, 2011

2011 Semi-Annual Report

iShares Trust

iShares S&P Global 100 Index Fund  |  IOO  |  NYSE Arca

iShares S&P Global Clean Energy Index Fund  |  ICLN  |  NASDAQ

iShares S&P Global Infrastructure Index Fund  |  IGF  |  NYSE Arca

iShares S&P Global Nuclear Energy Index Fund  |  NUCL  |  NASDAQ

iShares S&P Global Timber & Forestry Index Fund  |  WOOD  |  NASDAQ

Fund Performance Overview

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.23)%	(5.67)%	(5.35)%	(2.40)%	(2.56)%	(2.58)%	2.12%	2.06%	2.05%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.23)%	(5.67)%	(5.35)%	(11.42)%	(12.18)%	(12.24)%	23.36%	22.63%	22.54%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 IndexTM (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are expected to be highly liquid and represent some of the largest multinational businesses in the world. The Index is a subset of the S&P Global 1200 IndexTM and contains 100 common stocks, screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (15.65)%, net of fees, while the total return for the Index was (15.79)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.66%

Energy	14.99

Financial	13.16

Technology	12.46

Industrial	8.15

Consumer Cyclical	8.13

Basic Materials	6.33

Communications	6.05

Utilities	2.12

Diversified	0.54

Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.42%

International Business Machines Corp.	3.20

Nestle SA Registered (Switzerland)	2.94

Chevron Corp.	2.85

Microsoft Corp.	2.84

Johnson & Johnson	2.68

Procter & Gamble Co. (The)	2.67

General Electric Co.	2.48

Coca-Cola Co. (The)	2.38

Novartis AG Registered (Switzerland)	2.36

TOTAL	29.82%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/11			Inception to 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(44.79)%	(45.14)%	(45.69)%	(39.87)%	(40.03)%	(40.68)%	(81.06)%	(81.22)%	(81.84)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Clean Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy IndexTM (the “Index”). The Index is designed to track the performance of approximately 30 of what are expected to be the most liquid and tradable securities of global companies in the listed clean energy universe. The Index includes clean energy production companies and clean energy equipment and technology providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (49.42)%, net of fees, while the total return for the Index was (50.21)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Energy – Alternate Sources	43.55%

Electric – Integrated	18.48

Power Converters/Power Supply Equipment	17.95

Electronic Components – Semiconductors	15.86

Independent Power Producer	1.86

Superconductor Products & Systems	1.08

Semiconductor Components/Integrated Circuits	0.60

Short-Term and Other Net Assets	0.62

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Enel Green Power SpA (Italy)	7.00%

Covanta Holding Corp.	6.97

China Longyuan Power Group Corp. Ltd. Class H (China)	6.76

EDP Renovaveis SA (Portugal)	6.71

Empresa Nacional de Electricidad SA SP ADR (Chile)	6.40

Companhia Energetica de Minas Gerais Preferred SP ADR (Brazil)	6.22

Companhia Paranaense de Energia Class B Preferred SP ADR (Brazil)	5.86

Verbund AG (Austria)	5.31

GT Advanced Technologies Inc.	4.75

Vestas Wind Systems A/S (Denmark)	4.73

TOTAL	60.71%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/11			Inception to 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.79)%	(2.78)%	(1.98)%	(7.93)%	(8.19)%	(8.17)%	(26.98)%	(27.76)%	(27.70)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure IndexTM (the “Index”). The Index is designed to track performance of the stocks of large infrastructure companies in developed markets, or whose stocks are listed on developed market exchanges around the world. The Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (10.68)%, net of fees, while the total return for the Index was (10.89)%.

PORTFOLIO ALLOCATION
As of 9/30/11
Industry	Percentage of Net Assets
Electric	34.38%

Commercial Services	17.45

Pipelines	17.07

Engineering & Construction	9.40

Gas	6.05

Transportation	5.72

Investment Companies	3.11

Holding Companies – Diversified	2.02

Storage & Warehousing	1.85

Other*	2.01

Short-Term and Other Net Assets	0.94

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 9/30/11
Security	Percentage of Net Assets
Transurban Group (Australia)	5.00%

TransCanada Corp. (Canada)	4.56

Enbridge Inc. (Canada)	3.93

Abertis Infraestructuras SA (Spain)	3.66

E.ON AG (Germany)	3.48

GDF Suez (France)	3.40

Atlantia SpA (Italy)	3.19

National Grid PLC (United Kingdom)	2.76

Southern Co.	2.72

Spectra Energy Corp.	2.55

TOTAL	35.25%

*	Other includes industries which individually represent less than 1% of net assets.

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/11			Inception to 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.06)%	(14.98)%	(14.00)%	(10.51)%	(10.81)%	(11.23)%	(30.46)%	(31.23)%	(32.23)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Nuclear Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy IndexTM (the “Index”). The Index is comprised of approximately 24 of the largest publicly-traded companies in nuclear energy related businesses that meet investability requirements. The Index is designed to provide liquid exposure to publicly-listed companies in the global nuclear energy business from developed markets or whose securities are listed on developed market exchanges. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (19.71)%, net of fees, while the total return for the Index was (19.30)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Electric – Integrated	55.13%

Machinery – General Industrial	11.19

Engineering/Research and Development Services	9.94

Non-Ferrous Metals	9.34

Electric Products – Miscellaneous	7.74

Oil – Field Services	5.67

Hazardous Waste Disposal	0.51

Short-Term and Other Net Assets	0.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Mitsubishi Heavy Industries Ltd. (Japan)	9.16%

Exelon Corp.	8.26

Mitsubishi Electric Corp. (Japan)	7.74

JGC Corp. (Japan)	6.89

Iberdrola SA (Spain)	6.75

FirstEnergy Corp.	6.01

AMEC PLC (United Kingdom)	5.67

NextEra Energy Inc.	5.58

Cameco Corp. (Canada)	5.38

Entergy Corp.	5.06

TOTAL	66.50%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/11			Inception to 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.46)%	(14.51)%	(14.99)%	(7.66)%	(8.02)%	(8.45)%	(22.94)%	(23.92)%	(25.07)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Timber & Forestry Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber & Forestry IndexTM (the “Index”). The Index is comprised of approximately 25 of the largest publicly-traded companies engaged in the ownership, management or upstream supply chain of forests and timberlands. These include forest products companies, timber real estate investment trusts (REITs), paper products companies, paper packaging companies and agricultural products companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (30.50)%, net of fees, while the total return for the Index was (31.18)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Paper & Related Products	42.19%

Real Estate Operating/Development	20.79

Forestry	12.45

Containers – Paper/Plastic	11.92

REITs – Diversified	7.97

Agricultural Operations	4.27

Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Weyerhaeuser Co.	7.97%

Plum Creek Timber Co. Inc.	7.93

Rayonier Inc.	7.82

Potlatch Corp.	5.03

Stora Enso OYJ Class R (Finland)	4.53

UPM-Kymmene OYJ (Finland)	4.50

West Fraser Timber Co. Ltd. (Canada)	4.45

Svenska Cellulosa AB Class B (Sweden)	4.40

Wilmar International Ltd. (Singapore)	4.27

Oji Paper Co. Ltd. (Japan)	4.25

TOTAL	55.15%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
S&P Global 100
Actual	$1,000.00	$ 843.50	0.40%	$1.84
Hypothetical (5% return before expenses)	1,000.00	1,023.00	0.40	2.02
S&P Global Clean Energy
Actual	1,000.00	505.80	0.48	1.81
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Infrastructure
Actual	1,000.00	893.20	0.48	2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Nuclear Energy
Actual	1,000.00	802.90	0.48	2.16
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

SHAREHOLDER EXPENSES	11

Shareholder Expense (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
S&P Global Timber & Forestry
Actual	$1,000.00	$ 695.00	0.48%	$2.03
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.58%

AUSTRALIA – 1.68%
BHP Billiton Ltd.	431,925	$14,700,979

		14,700,979

FINLAND – 0.33%
Nokia OYJ	504,400	2,874,849

		2,874,849

FRANCE – 6.95%
Alcatel-Lucent[a]	308,705	909,560
AXA	249,603	3,315,435
Carrefour SA	81,250	1,868,485
Compagnie de Saint-Gobain	58,825	2,278,580
France Telecom SA	259,675	4,285,394
GDF Suez	193,375	5,822,086
L’Oreal SA	32,077	3,158,108
LVMH Moet Hennessy Louis Vuitton SA	35,750	4,779,790
Sanofi	155,675	10,307,694
Schneider Electric SA	72,800	3,962,706
Societe Generale	104,325	2,799,457
Total SA	315,575	14,071,933
Vivendi SA	164,987	3,394,603

		60,953,831

GERMANY – 6.34%
Allianz SE Registered	61,100	5,808,953
BASF SE	123,500	7,636,283
Bayer AG Registered	111,475	6,199,512
Daimler AG Registered	120,575	5,440,510
Deutsche Bank AG Registered	125,450	4,430,085
Deutsche Telekom AG Registered	397,150	4,705,653
E.ON AG	269,100	5,904,998
Muenchener Rueckversicherungs- Gesellschaft AG Registered	21,775	2,733,112
RWE AG	55,575	2,066,941
Siemens AG Registered	110,500	10,099,326
Volkswagen AG	4,783	598,033

		55,623,406

JAPAN – 4.84%
Bridgestone Corp.	82,000	1,885,107
Canon Inc.	162,550	7,486,410
FUJIFILM Holdings Corp.	59,900	1,410,463
Honda Motor Co. Ltd.	207,800	6,197,875

Security	Shares	Value
Nissan Motor Co. Ltd.	325,000	$2,921,964
Panasonic Corp.	251,100	2,456,272
Seven & I Holdings Co. Ltd.	102,520	2,911,472
Sony Corp.	133,800	2,615,939
Toshiba Corp.	513,200	2,130,566
Toyota Motor Corp.	357,500	12,467,047

		42,483,115

NETHERLANDS – 1.65%
AEGON NVa	228,712	940,228
ING Groep NV CVA[a]	516,100	3,692,844
Koninklijke Philips Electronics NV	136,447	2,480,611
Unilever NV CVA	230,578	7,349,002

		14,462,685

SOUTH KOREA – 1.65%
Samsung Electronics Co. Ltd. SP GDR[b]	40,710	14,447,979

		14,447,979

SPAIN – 3.23%
Banco Bilbao Vizcaya Argentaria SA	648,375	5,376,136
Banco Santander SA	1,133,925	9,469,115
Repsol YPF SA	109,850	2,944,767
Telefonica SA	543,400	10,516,977

		28,306,995

SWEDEN – 0.45%
Telefonaktiebolaget LM Ericsson Class B	406,250	3,942,308

		3,942,308

SWITZERLAND – 7.28%
ABB Ltd. Registered[a]	312,975	5,433,905
Credit Suisse Group AG Registered[a]	138,775	3,666,850
Nestle SA Registered	466,700	25,742,233
Novartis AG Registered	369,850	20,685,214
Swiss Re Ltd.[a]	50,050	2,342,977
UBS AG Registered[a]	515,450	5,981,331

		63,852,510

UNITED KINGDOM – 16.12%
Anglo American PLC	177,775	6,172,945
AstraZeneca PLC	181,025	8,087,780
Aviva PLC	384,150	1,827,602
Barclays PLC	1,640,275	4,122,848
BP PLC	2,547,350	15,416,695
Diageo PLC	336,700	6,461,978
GlaxoSmithKline PLC	683,150	14,185,932

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2011

Security	Shares	Value
HSBC Holdings PLC	2,401,100	$18,586,212
National Grid PLC	479,050	4,764,896
Rio Tinto PLC	197,925	8,906,041
Royal Dutch Shell PLC Class A	487,500	15,188,548
Royal Dutch Shell PLC Class B	362,050	11,347,709
Standard Chartered PLC	261,300	5,238,773
Vodafone Group PLC	6,839,300	17,712,708
Xstrata PLC	260,650	3,332,781

		141,353,448
UNITED STATES – 49.06%
3M Co.	95,550	6,859,535
Bristol-Myers Squibb Co.	229,125	7,189,942
Caterpillar Inc.	86,775	6,407,466
Chevron Corp.	269,750	24,957,270
Citigroup Inc.	392,275	10,050,085
Coca-Cola Co. (The)	309,400	20,903,064
Colgate-Palmolive Co.	65,650	5,821,842
Dell Inc.[a,b]	208,325	2,947,799
Dow Chemical Co. (The)	158,600	3,562,156
E.I. du Pont de Nemours and Co.	125,125	5,001,246
EMC Corp.[a,b]	277,225	5,818,953
Exxon Mobil Corp.	654,550	47,539,966
Ford Motor Co.[a]	510,250	4,934,118
General Electric Co.	1,426,425	21,738,717
Goldman Sachs Group Inc. (The)	67,925	6,422,309
Hewlett-Packard Co.	278,525	6,252,886
Intel Corp.	704,925	15,036,050
International Business Machines Corp.	160,550	28,101,066
Johnson & Johnson	368,875	23,501,026
JPMorgan Chase & Co.	525,525	15,828,813
Kimberly-Clark Corp.	52,967	3,761,187
McDonald’s Corp.	138,775	12,187,220
Merck & Co. Inc.	415,025	13,575,468
Microsoft Corp.	1,001,975	24,939,158
Morgan Stanley	199,875	2,698,313
News Corp. Class A NVS	306,150	4,736,141
Nike Inc. Class B	51,025	4,363,148
PepsiCo Inc.	213,200	13,197,080
Pfizer Inc.	1,049,750	18,559,580
Philip Morris International Inc.	236,600	14,759,108
Procter & Gamble Co. (The)	370,175	23,387,656
Texas Instruments Inc.	157,300	4,192,045

Security	Shares	Value
United Technologies Corp.	122,850	$8,643,726
Wal-Mart Stores Inc.	236,600	12,279,540

		430,153,679

TOTAL COMMON STOCKS
(Cost: $1,143,416,938)		873,155,784

RIGHTS – 0.01%

SPAIN – 0.01%
Banco Bilbao Vizcaya Argentaria SAa	648,375	95,692

		95,692

TOTAL RIGHTS
(Cost: $96,562)		95,692

SHORT-TERM INVESTMENTS – 1.09%

MONEY MARKET FUNDS – 1.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	8,488,539	8,488,539
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	719,006	719,006
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	342,352	342,352

		9,549,897

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,549,897)		9,549,897

TOTAL INVESTMENTS IN SECURITIES – 100.68%
(Cost: $1,153,063,397)		882,801,373

Other Assets, Less Liabilities – (0.68)%		(5,977,243)

NET ASSETS – 100.00%		$876,824,130

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2011

NVS – Non-Voting Shares

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 87.30%

AUSTRIA – 5.31%
Verbund AG	70,233	$2,042,470

		2,042,470

CANADA – 0.67%
Canadian Solar Inc.[a,b]	69,782	256,798

		256,798

CHILE – 6.40%
Empresa Nacional de Electricidad SA
SP ADR	56,785	2,461,062

		2,461,062

CHINA – 16.69%
China Longyuan Power Group Corp. Ltd. Class H	3,116,000	2,597,751
Hanwha SolarOne Co. Ltd. SP ADR[a,b]	95,653	230,524
JA Solar Holdings Co. Ltd. SP ADR[a,b]	394,092	701,484
LDK Solar Co. Ltd. SP ADR[a,b]	151,987	474,199
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	299,505	691,856
Trina Solar Ltd. SP ADR[a,b]	165,804	1,008,088
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	229,887	712,650

		6,416,552

DENMARK – 4.73%
Vestas Wind Systems A/Sa	111,069	1,818,407

		1,818,407

GERMANY – 7.36%
Nordex SEa,b	137,473	686,514
Q-Cells SEa,b	259,817	205,672
SMA Solar Technology AG	20,910	1,104,523
SolarWorld AGb	198,317	832,837

		2,829,546

ITALY – 7.00%
Enel Green Power SpA	1,167,147	2,688,755

		2,688,755

NORWAY – 3.42%
Renewable Energy Corp. ASA[a,b]	1,473,171	1,313,584

		1,313,584

Security	Shares	Value
PORTUGAL – 6.71%
EDP Renovaveis SAa	469,983	$2,579,057

		2,579,057

SPAIN – 4.06%
Gamesa Corporacion Tecnologica SA	343,580	1,559,500

		1,559,500

UNITED STATES – 24.95%
American Superconductor Corp.[a,b]	105,247	413,621
Covanta Holding Corp.	176,423	2,679,865
First Solar Inc.[a,b]	27,798	1,757,112
GT Advanced Technologies Inc.[a]	260,268	1,827,081
MEMC Electronic Materials Inc.[a]	275,192	1,442,006
Ormat Technologies Inc.[b]	44,444	714,659
SunPower Corp. Class Aa,b	93,562	756,917

		9,591,261

TOTAL COMMON STOCKS
(Cost: $71,479,684)		33,556,992

PREFERRED STOCKS – 12.08%

BRAZIL – 12.08%
Companhia Energetica de Minas Gerais SP ADR	160,966	2,388,735
Companhia Paranaense de Energia Class B SP ADR	123,738	2,253,269

		4,642,004

TOTAL PREFERRED STOCKS
(Cost: $4,339,431)		4,642,004

SHORT-TERM INVESTMENTS – 26.21%

MONEY MARKET FUNDS – 26.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	9,203,179	9,203,179
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	779,538	779,538

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

September 30, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	94,467	$94,467

		10,077,184

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,077,184)		10,077,184

TOTAL INVESTMENTS IN SECURITIES – 125.59%
(Cost: $85,896,299)		48,276,180

Other Assets, Less Liabilities – (25.59)%		(9,836,649)

NET ASSETS – 100.00%		$38,439,531

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 98.62%

AUSTRALIA – 7.41%
Australian Infrastructure Fund	1,848,840	$3,261,352
Macquarie Atlas Roads Group[a]	619,818	792,158
MAp Group	2,236,642	7,021,352
Transurban Group	4,353,578	22,933,344

		34,008,206

BRAZIL – 1.55%
Centrais Eletricas Brasileiras SA SP ADR	107,210	940,232
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	20,164	934,601
CPFL Energia SA SP ADR	38,908	861,812
Ultrapar Participacoes SA SP ADR[b]	277,468	4,392,319

		7,128,964

CANADA – 10.03%
AltaGas Ltd.	63,332	1,645,824
Enbridge Inc.	561,610	18,027,786
Pembina Pipeline Corp.	125,954	3,100,350
TransCanada Corp.	512,904	20,938,473
Westshore Terminals Investment Corp.	108,346	2,284,307

		45,996,740

CHILE – 0.73%
Empresa Nacional de Electricidad SA SP ADR	40,186	1,741,661
Enersis SA SP ADR	94,288	1,594,410

		3,336,071

CHINA – 4.72%
China Merchants Holdings (International) Co. Ltd.[b]	3,408,000	9,280,915
China Resources Power Holdings Co. Ltd.[b]	569,600	867,781
COSCO Pacific Ltd.[b]	4,828,000	5,420,433
Huaneng Power International Inc. Class H SP ADR	28,826	485,142
Jiangsu Expressway Co. Ltd. Class H	3,692,000	2,821,850
Zhejiang Expressway Co. Ltd. Class H	4,544,000	2,772,600

		21,648,721

FRANCE – 8.51%
Aeroports de Paris	118,854	9,033,774
Electricite de France	104,086	3,045,815
GDF Suez	517,590	15,583,471

Security	Shares	Value
Groupe Eurotunnel SA	1,323,156	$11,361,783

		39,024,843

GERMANY – 6.90%
E.ON AG	726,614	15,944,459
Fraport AG	139,018	8,289,903
Hamburger Hafen und Logistik AG	71,284	2,002,738
RWE AG	145,266	5,402,723

		31,639,823

ITALY – 6.33%
Ansaldo STS SpA	249,352	2,504,149
Atlantia SpA	1,008,342	14,638,298
Enel SpA	2,352,230	10,484,190
Societa Iniziative Autostradali e Servizi SpA	184,032	1,425,939

		29,052,576

JAPAN – 4.52%
Japan Airport Terminal Co. Ltd.	156,200	2,360,833
Kamigumi Co. Ltd.	710,000	6,392,579
Kansai Electric Power Co. Inc. (The)	241,400	4,221,681
Mitsubishi Logistics Corp.	426,000	4,659,030
Sumitomo Warehouse Co. Ltd. (The)	327,000	1,523,002
Tokyo Electric Power Co. Inc. (The)[a]	511,200	1,591,697

		20,748,822

MEXICO – 0.77%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	106,926	3,551,012

		3,551,012

NETHERLANDS – 2.13%
Royal Vopak NV	202,350	9,777,822

		9,777,822

NEW ZEALAND – 1.17%
Auckland International Airport Ltd.	3,049,166	5,360,798

		5,360,798

NORWAY – 0.14%
Frontline Ltd.[b]	40,470	196,663
Ship Finance International Ltd.[b]	33,370	433,810

		630,473

PORTUGAL – 0.50%
BRISA – Auto-estradas de Portugal SA	643,828	2,296,045

		2,296,045

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2011

Security	Shares	Value
RUSSIA – 0.36%
RusHydro OJSC SP ADR	488,054	$1,662,850

		1,662,850

SINGAPORE – 3.46%
Hutchison Port Holdings Trust	16,306,000	11,006,550
SATS Ltd.[b]	1,846,000	3,116,568
SIA Engineering Co.[b]	597,000	1,740,926

		15,864,044

SPAIN – 5.85%
Abertis Infraestructuras SA	1,080,336	16,814,049
Iberdrola SA	1,474,528	10,032,337

		26,846,386

SWITZERLAND – 0.96%
Flughafen Zurich AG Registered	11,644	4,403,516

		4,403,516

UNITED KINGDOM – 6.94%
BBA Aviation PLC	1,499,378	3,912,349
Centrica PLC	1,836,344	8,516,174
National Grid PLC	1,270,758	12,639,660
Scottish & Southern Energy PLC	334,694	6,751,952

		31,820,135

UNITED STATES – 25.64%
American Electric Power Co. Inc.	164,862	6,268,053
Dominion Resources Inc.	194,398	9,869,587
Duke Energy Corp.	453,264	9,060,747
El Paso Corp.	588,590	10,288,553
Entergy Corp.	60,350	4,000,602
Exelon Corp.	231,744	9,874,612
FirstEnergy Corp.	143,562	6,447,370
Kinder Morgan Inc.	71,000	1,838,190
NextEra Energy Inc.	147,112	7,946,990
Nordic American Tankers Ltd.[b]	34,222	482,530
Overseas Shipholding Group Inc.[b]	18,176	249,738
PG&E Corp.	135,610	5,737,659
Public Service Enterprise Group Inc.	173,808	5,799,973
Southern Co.	294,224	12,466,271
Southern Union Co.	89,460	3,629,392
Spectra Energy Corp.	477,262	11,707,237
Teekay Corp.	53,818	1,216,825

Security	Shares	Value
Williams Companies Inc. (The)	442,188	$10,762,856

		117,647,185

TOTAL COMMON STOCKS
(Cost: $459,682,184)		452,445,032

PREFERRED STOCKS – 0.44%

BRAZIL – 0.44%
Companhia Energetica de Minas Gerais SP ADR	134,900	2,001,916

		2,001,916

TOTAL PREFERRED STOCKS
(Cost: $1,935,288)		2,001,916

SHORT-TERM INVESTMENTS – 2.14%

MONEY MARKET FUNDS – 2.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	8,914,575	8,914,575
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	755,093	755,093
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	139,626	139,626

		9,809,294

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,809,294)		9,809,294

TOTAL INVESTMENTS IN SECURITIES – 101.20%
(Cost: $471,426,766)		464,256,242

Other Assets, Less Liabilities – (1.20)%		(5,487,680)

NET ASSETS – 100.00%		$458,768,562

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.52%

AUSTRALIA – 1.87%
Energy Resources of Australia Ltd.[a]	17,920	$50,856
Paladin Energy Ltd.[a,b]	163,200	192,716

		243,572

CANADA – 7.00%
Cameco Corp.	38,020	701,986
Uranium One Inc.	106,580	211,718

		913,704

CHINA – 2.03%
Shanghai Electric Group Co. Ltd. Class H	680,000	264,671

		264,671

FINLAND – 4.09%
Fortum OYJ	22,440	532,907

		532,907

FRANCE – 3.55%
Electricite de France	15,820	462,933

		462,933

GERMANY – 4.98%
E.ON AG	29,600	649,528

		649,528

JAPAN – 29.59%
JGC Corp.	36,000	898,599
Kansai Electric Power Co. Inc. (The)	34,000	594,603
Mitsubishi Electric Corp.	112,000	1,009,860
Mitsubishi Heavy Industries Ltd.	280,000	1,195,122
Tokyo Electric Power Co. Inc. (The)[a]	52,000	161,909

		3,860,093

SOUTH KOREA – 1.65%
Korea Electric Power Corp. SP ADR[a]	25,400	215,900

		215,900

SPAIN – 6.75%
Iberdrola SA	129,480	880,951

		880,951

UNITED KINGDOM – 5.67%
AMEC PLC	58,240	739,873

		739,873

UNITED STATES – 32.34%
Constellation Energy Group Inc.	11,660	443,780
EnergySolutions Inc.[a]	19,020	67,141

Security	Shares	Value
Entergy Corp.	9,960	$660,248
Exelon Corp.	25,280	1,077,181
FirstEnergy Corp.	17,460	784,128
NextEra Energy Inc.	13,480	728,190
Shaw Group Inc. (The)[a,b]	18,300	397,842
USEC Inc.[a,b]	37,840	60,922

		4,219,432

TOTAL COMMON STOCKS
(Cost: $16,489,611)		12,983,564

SHORT-TERM INVESTMENTS – 2.39%

MONEY MARKET FUNDS – 2.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	267,912	267,912
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	22,693	22,693
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	21,286	21,286

		311,891

TOTAL SHORT-TERM INVESTMENTS
(Cost: $311,891)		311,891

TOTAL INVESTMENTS IN SECURITIES – 101.91%
(Cost: $16,801,502)		13,295,455

Other Assets, Less Liabilities – (1.91)%		(249,533)

NET ASSETS – 100.00%		$13,045,922

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES ® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.59%

BRAZIL – 4.14%
Fibria Celulose SA SP ADR[a]	923,400	$6,990,138

		6,990,138

CANADA – 7.67%
Canfor Corp.[b]	541,890	5,439,441
Sino-Forest Corp. Class Aa,b,c	786,708	7,550
West Fraser Timber Co. Ltd.	196,506	7,514,768

		12,961,759

FINLAND – 9.03%
Stora Enso OYJ Class R	1,289,682	7,651,681
UPM-Kymmene OYJ	664,524	7,600,821

		15,252,502

HONG KONG – 2.15%
Nine Dragons Paper (Holdings) Ltd.[a]	7,128,000	3,625,920

		3,625,920

JAPAN – 10.56%
Nippon Paper Group Inc.[a]	259,200	6,954,147
Oji Paper Co. Ltd.	1,296,000	7,179,450
Sumitomo Forestry Co. Ltd.	421,200	3,710,363

		17,843,960

SINGAPORE – 4.27%
Wilmar International Ltd.	1,782,000	7,206,769

		7,206,769

SOUTH AFRICA – 3.21%
Sappi Ltd.[b]	1,830,276	5,429,971

		5,429,971

SWEDEN – 7.30%
Holmen AB Class B	195,210	4,891,477
Svenska Cellulosa AB Class B	605,232	7,432,998

		12,324,475

UNITED STATES – 51.26%
Deltic Timber Corp.	73,062	4,360,340
International Paper Co.	285,120	6,629,040
MeadWestvaco Corp.	280,422	6,887,164
Packaging Corp. of America	285,120	6,643,296
Plum Creek Timber Co. Inc.[a]	386,208	13,405,280
Potlatch Corp.	269,892	8,506,996
Rayonier Inc.	359,154	13,213,276
Sonoco Products Co.	230,688	6,512,322

Security	Shares	Value
Temple-Inland Inc.	222,588	$6,982,585
Weyerhaeuser Co.	865,890	13,464,589

		86,604,888

TOTAL COMMON STOCKS
(Cost: $220,735,659)		168,240,382

SHORT-TERM INVESTMENTS – 12.22%

MONEY MARKET FUNDS – 12.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	18,743,900	18,743,900
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	1,587,668	1,587,668
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	316,483	316,483

		20,648,051

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,648,051)		20,648,051

TOTAL INVESTMENTS IN SECURITIES – 111.81%
(Cost: $241,383,710)		188,888,433

Other Assets, Less Liabilities – (11.81)%		(19,944,016)

NET ASSETS – 100.00%		$168,944,417

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2011

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Infrastructure Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$1,143,513,500	$75,819,115	$461,617,472
Affiliated (Note 2)	9,549,897	10,077,184	9,809,294

Total cost of investments	$1,153,063,397	$85,896,299	$471,426,766

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$873,251,476	$38,198,996	$454,446,948
Affiliated (Note 2)	9,549,897	10,077,184	9,809,294

Total fair value of investments	882,801,373	48,276,180	464,256,242
Foreign currencies, at value[b]	781,196	6,931	669,044
Receivables:
Investment securities sold	–	43,187	26,407,830
Dividends and interest	2,742,524	215,986	1,293,405

Total Assets	886,325,093	48,542,284	492,626,521

LIABILITIES
Payables:
Investment securities purchased	–	58,630	24,004,749
Collateral for securities on loan (Note 5)	9,207,545	9,982,717	9,669,668
Securities related to in-kind transactions (Note 4)	–	43,187	–
Investment advisory fees (Note 2)	293,418	18,219	183,542

Total Liabilities	9,500,963	10,102,753	33,857,959

NET ASSETS	$876,824,130	$38,439,531	$458,768,562

Net assets consist of:
Paid-in capital	$1,230,745,745	$94,386,365	$496,069,341
Undistributed net investment income	5,567,708	512,990	6,228,293
Accumulated net realized loss	(89,215,645)	(18,838,936)	(36,318,474)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(270,273,678)	(37,620,888)	(7,210,598)

NET ASSETS	$876,824,130	$38,439,531	$458,768,562

Shares outstanding[c]	16,250,000	4,100,000	14,200,000

Net asset value per share	$53.96	$9.38	$32.31

[a]	Securities on loan with values of $8,851,748, $9,480,042 and $9,145,685, respectively. See Note 5.
[b]	Cost of foreign currencies: $787,502, $7,074 and $676,101, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Timber & Forestry Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$16,489,611	$220,735,659
Affiliated (Note 2)	311,891	20,648,051

Total cost of investments	$16,801,502	$241,383,710

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,983,564	$168,240,382
Affiliated (Note 2)	311,891	20,648,051

Total fair value of investments	13,295,455	188,888,433
Foreign currencies, at value[b]	3	148,306
Receivables:
Investment securities sold	–	21,077,429
Dividends and interest	46,490	307,064

Total Assets	13,341,948	210,421,232

LIABILITIES
Payables:
Investment securities purchased	–	21,074,842
Collateral for securities on loan (Note 5)	290,605	20,331,568
Investment advisory fees (Note 2)	5,421	70,405

Total Liabilities	296,026	41,476,815

NET ASSETS	$13,045,922	$168,944,417

Net assets consist of:
Paid-in capital	$18,047,552	$219,933,138
Undistributed (distributions in excess of) net investment income	96,564	(77,724)
Undistributed net realized gain (accumulated net realized loss)	(1,591,032)	1,587,785
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(3,507,162)	(52,498,782)

NET ASSETS	$13,045,922	$168,944,417

Shares outstanding[c]	400,000	4,860,000

Net asset value per share	$32.61	$34.76

[a]	Securities on loan with values of $279,749 and $19,590,681, respectively. See Note 5.
[b]	Cost of foreign currencies: $3 and $149,879, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Infrastructure Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$20,200,897	$602,150	$14,699,804
Interest – affiliated (Note 2)	84	7	30
Securities lending income – affiliated (Note 2)	150,824	826,420	65,095

Total investment income	20,351,805	1,428,577	14,764,929

EXPENSES
Investment advisory fees (Note 2)	2,086,150	154,447	1,242,396

Total expenses	2,086,150	154,447	1,242,396

Net investment income	18,265,655	1,274,130	13,522,533

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(11,145,359)	(2,546,236)	(1,867,272)
In-kind redemptions – unaffiliated	23,585,722	106,808	4,681,282
Foreign currency transactions	(78,189)	10,333	(103,796)

Net realized gain (loss)	12,362,174	(2,429,095)	2,710,214

Net change in unrealized appreciation/depreciation on:
Investments	(192,012,927)	(37,788,600)	(73,250,938)
Translation of assets and liabilities in foreign currencies	(50,289)	(1,599)	(47,470)

Net change in unrealized appreciation/depreciation	(192,063,216)	(37,790,199)	(73,298,408)

Net realized and unrealized loss	(179,701,042)	(40,219,294)	(70,588,194)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(161,435,387)	$(38,945,164)	$(57,065,661)

[a]	Net of foreign withholding tax of $1,429,855, $65,046 and $1,334,574, respectively.

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Timber & Forestry Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$292,544	$3,373,717
Interest – affiliated (Note 2)	1	17
Securities lending income – affiliated (Note 2)	338	28,739

Total investment income	292,883	3,402,473

EXPENSES
Investment advisory fees (Note 2)	38,557	564,312

Total expenses	38,557	564,312

Net investment income	254,326	2,838,161

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(425,729)	(4,826,966)
In-kind redemptions – unaffiliated	(5,398)	10,449,863
Foreign currency transactions	823	8,248

Net realized gain (loss)	(430,304)	5,631,145

Net change in unrealized appreciation/depreciation on:
Investments	(3,181,438)	(93,241,811)
Translation of assets and liabilities in foreign currencies	(885)	(7,800)

Net change in unrealized appreciation/depreciation	(3,182,323)	(93,249,611)

Net realized and unrealized loss	(3,612,627)	(87,618,466)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,358,301)	$(84,780,305)

[a]	Net of foreign withholding tax of $24,049 and $227,347, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Clean Energy Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,265,655	$21,470,130	$1,274,130	$817,206
Net realized gain (loss)	12,362,174	(23,880,122)	(2,429,095)	(9,713,681)
Net change in unrealized appreciation/depreciation	(192,063,216)	85,979,206	(37,790,199)	9,571,503

Net increase (decrease) in net assets resulting from operations	(161,435,387)	83,569,214	(38,945,164)	675,028

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,512,175)	(19,663,437)	(759,581)	(924,242)
Return of capital	–	–	–	(51,960)

Total distributions to shareholders	(18,512,175)	(19,663,437)	(759,581)	(976,202)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	63,931,126	226,804,039	7,077,773	13,862,294
Cost of shares redeemed	(117,173,946)	(24,159,623)	(3,854,627)	(6,976,405)

Net increase (decrease) in net assets from capital share transactions	(53,242,820)	202,644,416	3,223,146	6,885,889

INCREASE (DECREASE) IN NET ASSETS	(233,190,382)	266,550,193	(36,481,599)	6,584,715

NET ASSETS
Beginning of period	1,110,014,512	843,464,319	74,921,130	68,336,415

End of period	$876,824,130	$1,110,014,512	$38,439,531	$74,921,130

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$5,567,708	$5,814,228	$512,990	$(1,559)

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	3,600,000	400,000	800,000
Shares redeemed	(1,800,000)	(450,000)	(300,000)	(400,000)

Net increase (decrease) in shares outstanding	(800,000)	3,150,000	100,000	400,000

See notes to financial statements.

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Infrastructure Index Fund		iShares S&P Global Nuclear Energy Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,522,533	$15,448,285	$254,326	$447,154
Net realized gain (loss)	2,710,214	7,240,427	(430,304)	2,738,654
Net change in unrealized appreciation/depreciation	(73,298,408)	29,017,485	(3,182,323)	(2,283,996)

Net increase (decrease) in net assets resulting from operations	(57,065,661)	51,706,197	(3,358,301)	901,812

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,029,710)	(17,550,462)	(250,114)	(601,698)

Total distributions to shareholders	(9,029,710)	(17,550,462)	(250,114)	(601,698)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,964,111	35,092,154	–	10,736,676
Cost of shares redeemed	(19,315,906)	(33,003,090)	(663,468)	(11,513,243)

Net increase (decrease) in net assets from capital share transactions	6,648,205	2,089,064	(663,468)	(776,567)

INCREASE (DECREASE) IN NET ASSETS	(59,447,166)	36,244,799	(4,271,883)	(476,453)

NET ASSETS
Beginning of period	518,215,728	481,970,929	17,317,805	17,794,258

End of period	$458,768,562	$518,215,728	$13,045,922	$17,317,805

Undistributed net investment income included in net assets at end of period	$6,228,293	$1,735,470	$96,564	$92,352

SHARES ISSUED AND REDEEMED
Shares sold	700,000	1,000,000	–	240,000
Shares redeemed	(600,000)	(1,000,000)	(20,000)	(260,000)

Net increase (decrease) in shares outstanding	100,000	–	(20,000)	(20,000)

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Timber & Forestry Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,838,161	$3,839,950
Net realized gain	5,631,145	439,640
Net change in unrealized appreciation/depreciation	(93,249,611)	30,707,555

Net increase (decrease) in net assets resulting from operations	(84,780,305)	34,987,145

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,102,819)	(3,615,658)

Total distributions to shareholders	(3,102,819)	(3,615,658)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	28,694,550	200,000,514
Cost of shares redeemed	(51,403,938)	(1,350,068)

Net increase (decrease) in net assets from capital share transactions	(22,709,388)	198,650,446

INCREASE (DECREASE) IN NET ASSETS	(110,592,512)	230,021,933

NET ASSETS
Beginning of period	279,536,929	49,514,996

End of period	$168,944,417	$279,536,929

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(77,724)	$186,934

SHARES ISSUED AND REDEEMED
Shares sold	570,000	4,350,000
Shares redeemed	(1,230,000)	(30,000)

Net increase (decrease) in shares outstanding	(660,000)	4,320,000

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$65.10	$60.68	$42.32	$73.02	$74.00	$65.76

Income from investment operations:
Net investment income[a]	1.09	1.47	1.51	2.06	1.70	1.61
Net realized and unrealized gain (loss)[b]	(11.11)	4.32	18.52	(30.88)	(1.30)	7.99

Total from investment operations	(10.02)	5.79	20.03	(28.82)	0.40	9.60

Less distributions from:
Net investment income	(1.12)	(1.37)	(1.67)	(1.88)	(1.38)	(1.36)

Total distributions	(1.12)	(1.37)	(1.67)	(1.88)	(1.38)	(1.36)

Net asset value, end of period	$53.96	$65.10	$60.68	$42.32	$73.02	$74.00

Total return	(15.65)%[c]	9.87%	48.05%	(40.19)%	0.37%	14.60%

Ratios/Supplemental data:
Net assets, end of period (000s)	$876,824	$1,110,015	$843,464	$552,217	$942,001	$680,774
Ratio of expenses to average net assets[d,e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	3.50%	2.47%	2.72%	3.49%	2.17%	2.28%
Portfolio turnover rate[f]	3%	6%	6%	8%	5%	3%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current period presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Clean Energy Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$18.73	$18.98	$17.30	$51.82

Income from investment operations:
Net investment income[b]	0.30	0.25	0.29	0.18
Net realized and unrealized gain (loss)[c]	(9.48)	(0.20)	1.68	(34.64)

Total from investment operations	(9.18)	0.05	1.97	(34.46)

Less distributions from:
Net investment income	(0.17)	(0.28)	(0.29)	(0.06)
Return of capital	–	(0.02)	–	–

Total distributions	(0.17)	(0.30)	(0.29)	(0.06)

Net asset value, end of period	$9.38	$18.73	$18.98	$17.30

Total return	(49.42)%[d]	0.55%	11.18%	(66.51)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,440	$74,921	$68,336	$44,968
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.96%	1.47%	1.33%	1.22%
Portfolio turnover rate[f]	29%	39%	30%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Infrastructure Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Dec. 10, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$36.75	$34.18	$24.34	$44.81	$50.03

Income from investment operations:
Net investment income[b]	0.93	1.13	1.11	1.16	0.23
Net realized and unrealized gain (loss)[c]	(4.76)	2.74	9.87	(20.70)	(5.27)

Total from investment operations	(3.83)	3.87	10.98	(19.54)	(5.04)

Less distributions from:
Net investment income	(0.61)	(1.30)	(1.14)	(0.93)	(0.18)

Total distributions	(0.61)	(1.30)	(1.14)	(0.93)	(0.18)

Net asset value, end of period	$32.31	$36.75	$34.18	$24.34	$44.81

Total return	(10.68)%[d]	11.77%	45.76%	(44.19)%	(10.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$458,769	$518,216	$481,971	$202,023	$49,292
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	5.22%	3.32%	3.46%	3.70%	1.66%
Portfolio turnover rate[f]	8%	17%	25%	29%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Nuclear Energy Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$41.23	$40.44	$30.22	$50.45

Income from investment operations:
Net investment income[b]	0.61	1.00	0.70	0.29
Net realized and unrealized gain (loss)[c]	(8.63)	1.16	10.15	(20.29)

Total from investment operations	(8.02)	2.16	10.85	(20.00)

Less distributions from:
Net investment income	(0.60)	(1.37)	(0.63)	(0.23)

Total distributions	(0.60)	(1.37)	(0.63)	(0.23)

Net asset value, end of period	$32.61	$41.23	$40.44	$30.22

Total return	(19.71)%[d]	5.44%	36.04%	(39.62)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,046	$17,318	$17,794	$6,043
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.17%	2.46%	1.74%	1.19%
Portfolio turnover rate[f]	13%	40%	41%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Timber & Forestry Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$50.64	$41.26	$22.10	$48.24

Income from investment operations:
Net investment income[b]	0.52	1.66	0.39	0.55
Net realized and unrealized gain (loss)[c]	(15.82)	8.83	19.20	(26.23)

Total from investment operations	(15.30)	10.49	19.59	(25.68)

Less distributions from:
Net investment income	(0.58)	(1.11)	(0.38)	(0.46)
Return of capital	–	–	(0.05)	–

Total distributions	(0.58)	(1.11)	(0.43)	(0.46)

Net asset value, end of period	$34.76	$50.64	$41.26	$22.10

Total return	(30.50)%[d]	26.04%	88.81%	(53.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$168,944	$279,537	$49,515	$13,924
Ratio of expenses to average net assetse,[f]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.41%	3.70%	1.11%	2.29%
Portfolio turnover rate[g]	10%	23%	45%	45%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current period presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P Global 100	Non-diversified
S&P Global Clean Energy	Non-diversified
S&P Global Infrastructure	Non-diversified
S&P Global Nuclear Energy	Non-diversified
S&P Global Timber & Forestry	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund invests in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

S&P Global 100
Common Stocks	$873,155,784	$–	$–	$873,155,784
Rights	95,692	–	–	95,692
Short-Term Investments	9,549,897	–	–	9,549,897

	$882,801,373	$–	$–	$882,801,373

S&P Global Clean Energy
Common Stocks	$33,556,992	$–	$–	$33,556,992
Preferred Stocks	4,642,004	–	–	4,642,004
Short-Term Investments	10,077,184	–	–	10,077,184

	$48,276,180	$–	$–	$48,276,180

S&P Global Infrastructure
Common Stocks	$452,445,032	$–	$–	$452,445,032
Preferred Stocks	2,001,916	–	–	2,001,916
Short-Term Investments	9,809,294	–	–	9,809,294

	$464,256,242	$–	$–	$464,256,242

S&P Global Nuclear Energy
Common Stocks	$12,983,564	$–	$–	$12,983,564
Short-Term Investments	311,891	–	–	311,891

	$13,295,455	$–	$–	$13,295,455

S&P Global Timber & Forestry
Common Stocks	$168,232,832	$–	$7,550	$168,240,382
Short-Term Investments	20,648,051	–	–	20,648,051

	$188,880,883	$–	$7,550	$188,888,433

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of September 30, 2011, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P Global 100	$949,071	$2,131,997	$36,258,744	$24,526,269	$6,005,251	$69,871,332
S&P Global Clean Energy	–	–	2,161,286	1,739,302	10,242,130	14,142,718
S&P Global Infrastructure	–	–	1,561,517	18,904,786	2,316,252	22,782,555
S&P Global Nuclear Energy	–	–	293,258	96,039	178,258	567,555

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P Global 100	$1,174,536,721	$26,589,658	$(318,325,006)	$(291,735,348)
S&P Global Clean Energy	90,363,588	807,555	(42,894,963)	(42,087,408)
S&P Global Infrastructure	486,973,966	56,162,758	(78,880,482)	(22,717,724)
S&P Global Nuclear Energy	17,250,843	409,406	(4,364,794)	(3,955,388)
S&P Global Timber & Forestry	242,011,986	5,388,565	(58,512,118)	(53,123,553)

Management has reviewed the tax positions as of September 30, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares S&P Global Clean Energy, iShares S&P Global Infrastructure, iShares S&P Global Nuclear Energy and iShares S&P Global Timber & Forestry Index Funds, BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion[a]
0.38	Over $20 billion[a]

[a]	Breakpoint level was modified or added, effective July 1, 2011.

For its investment advisory services to the iShares S&P Global 100 Index Fund, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended September 30, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$81,213
S&P Global Clean Energy	444,995
S&P Global Infrastructure	35,051
S&P Global Nuclear Energy	182
S&P Global Timber & Forestry	15,475

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$30,134,147	$27,665,505
S&P Global Clean Energy	19,332,786	18,816,490
S&P Global Infrastructure	42,075,526	40,508,721
S&P Global Nuclear Energy	2,134,455	2,150,085
S&P Global Timber & Forestry	24,200,349	24,221,107

In-kind transactions (see Note 4) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$60,922,997	$115,957,159
S&P Global Clean Energy	7,053,087	3,834,929
S&P Global Infrastructure	25,768,148	19,184,823
S&P Global Nuclear Energy	–	635,340
S&P Global Timber & Forestry	28,605,346	51,086,881

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	41

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds, with the exception of the iShares S&P Global 100 Index Fund, already provided for breakpoints in such Funds’ investment advisory fee rates as the assets of such Funds, on an aggregated basis with the assets of certain other iShares funds, increase, and that the Board approved additional breakpoints in a previous year. The Board noted that the Advisory Contract for iShares S&P Global 100 Index Fund did not provide for any breakpoints in the Fund’s investment advisory rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for this Fund may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Global Timber & Forestry	$0.49488	$–	$0.08946	$0.58434	85%	–%	15%	100%

SUPPLEMENTAL INFORMATION	45

Notes:

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-33-0911

September 30, 2011

2011 Semi-Annual Report

iShares Trust

iShares S&P Global Consumer Discretionary Sector Index Fund  |  RXI  |  NYSE Arca

iShares S&P Global Consumer Staples Sector Index Fund  |  KXI  |  NYSE Arca

iShares S&P Global Energy Sector Index Fund  |  IXC  |  NYSE Arca

iShares S&P Global Financials Sector Index Fund  |  IXG  |  NYSE Arca

iShares S&P Global Healthcare Sector Index Fund  |  IXJ  |  NYSE Arca

iShares S&P Global Industrials Sector Index Fund  |  EXI  |  NYSE Arca

iShares S&P Global Materials Sector Index Fund  |  MXI  |  NYSE Arca

iShares S&P Global Technology Sector Index Fund  |  IXN  |  NYSE Arca

iShares S&P Global Telecommunications Sector Index Fund  |  IXP  |  NYSE Arca

iShares S&P Global Utilities Sector Index Fund  |  JXI  |  NYSE Arca

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.58)%	(1.88)%	(1.01)%	(0.53)%	(0.62)%	(0.37)%	(0.04)%	(0.13)%	0.14%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(1.58)%	(1.88)%	(1.01)%	(2.63)%	(3.06)%	(1.82)%	(0.20)%	(0.65)%	0.70%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the consumer discretionary sector of the economy and that S&P® believes are important to global markets. Component companies include consumer product manufacturing, service, media and retail companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (13.14)%, net of fees, while the total return for the Index was (12.84)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Retail	29.08%

Media	19.61

Auto Manufacturers	17.82

Internet	5.62

Apparel	5.58

Auto Parts & Equipment	5.35

Lodging	2.54

Home Furnishings	2.33

Holding Companies – Diversified	1.73

Leisure Time	1.70

Advertising	1.28

Food Service	1.09

Other*	5.98

Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	4.75%

McDonald’s Corp.	4.38

Amazon.com Inc.	3.89

Comcast Corp. Class A	2.79

Walt Disney Co. (The)	2.67

Home Depot Inc. (The)	2.48

Honda Motor Co. Ltd. (Japan)	2.41

Daimler AG Registered (Germany)	2.11

Ford Motor Co.	1.87

News Corp. Class A NVS	1.75

TOTAL	29.10%

*	Other includes industries which individually represent less than 1% of net assets.

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.92%	5.41%	5.87%	6.26%	6.10%	6.27%	6.15%	6.07%	6.17%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.92%	5.41%	5.87%	35.46%	34.48%	35.51%	35.17%	34.67%	35.28%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the consumer staples sector of the economy and that S&P® believes are important to global markets. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (0.54)%, net of fees, while the total return for the Index was (0.63)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Food	32.11%

Beverages	22.38

Agriculture	16.07

Retail	12.48

Cosmetics & Personal Care	12.42

Household Products & Wares	3.29

Other*	0.60

Short-Term and Other Net Assets	0.65

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	8.16%

Procter & Gamble Co. (The)	7.41

Coca-Cola Co. (The)	6.64

Philip Morris International Inc.	4.69

PepsiCo Inc.	4.19

Wal-Mart Stores Inc.	3.89

British American Tobacco PLC (United Kingdom)	3.59

Kraft Foods Inc. Class A	2.54

Altria Group Inc.	2.37

Unilever NV CVA (Netherlands)	2.35

TOTAL	45.83%

*	Other includes industries which individually represent less than 1% of net assets.

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.60%	(0.22)%	0.68%	1.77%	1.60%	1.73%	9.21%	9.14%	8.92%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.60%	(0.22)%	0.68%	9.19%	8.25%	8.93%	138.96%	137.47%	132.59%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the energy sector of the economy and that S&P® believes are important to global markets. Component companies include oil equipment and services, oil exploration and production, oil refinery, oil storage and transportation, and coal and uranium mining companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (23.99)%, net of fees, while the total return for the Index was (24.13)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Oil & Gas	85.41%

Oil & Gas Services	8.35

Pipelines	4.21

Other*	1.79

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	15.30%

Chevron Corp.	8.01

BP PLC (United Kingdom)	4.97

Royal Dutch Shell PLC Class A (United Kingdom)	4.81

Total SA (France)	4.55

ConocoPhillips	3.76

Royal Dutch Shell PLC Class B (United Kingdom)	3.74

Schlumberger Ltd.	3.50

BG Group PLC (United Kingdom)	2.85

Occidental Petroleum Corp.	2.52

TOTAL	54.01%

*	Other includes industries which individually represent less than 1% of net assets.

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.06)%	(19.67)%	(19.16)%	(13.58)%	(13.84)%	(13.70)%	(1.68)%	(1.78)%	(1.65)%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.06)%	(19.67)%	(19.16)%	(51.79)%	(52.51)%	(52.14)%	(15.41)%	(16.24)%	(15.14)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the financial sector of the economy and that S&P® believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations and securities brokers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (26.58)%, net of fees, while the total return for the Index was (26.82)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Banks	50.54%

Insurance	21.75

Diversified Financial Services	15.82

Real Estate Investment Trusts	5.38

Real Estate	4.36

Other*	1.52

Short-Term and Other Net Assets	0.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.63%

Wells Fargo & Co.	3.35

Berkshire Hathaway Inc. Class B	3.30

JPMorgan Chase & Co.	3.09

Citigroup Inc.	1.97

Banco Santander SA (Spain)	1.86

Commonwealth Bank of Australia (Australia)	1.84

Royal Bank of Canada (Canada)	1.74

Toronto-Dominion Bank (The) (Canada)	1.68

Bank of America Corp.	1.64

TOTAL	24.10%

*	Other includes industries which individually represent less than 1% of net assets.

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.28%	4.93%	5.29%	0.43%	0.26%	0.40%	1.90%	1.86%	1.97%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.28%	4.93%	5.29%	2.16%	1.31%	1.99%	20.43%	19.97%	21.29%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Healthcare Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be a part of the healthcare sector of the economy and that S&P® believes are important to global markets. Component companies include healthcare providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (2.32)%, net of fees, while the total return for the Index was (2.29)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Pharmaceuticals	60.51%

Health Care – Products	20.58

Health Care – Services	6.26

Biotechnology	6.08

Chemicals	2.35

Electronics	1.88

Other*	1.86

Short-Term and Other Net Assets	0.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Johnson & Johnson	8.33%

Novartis AG Registered (Switzerland)	7.33

Pfizer Inc.	6.58

Roche Holding AG Genusschein (Switzerland)	5.43

GlaxoSmithKline PLC (United Kingdom)	5.03

Merck & Co. Inc.	4.81

Abbott Laboratories	3.80

Sanofi (France)	3.67

AstraZeneca PLC (United Kingdom)	2.88

Bristol-Myers Squibb Co.	2.55

TOTAL	50.41%

*	Other includes industries which individually represent less than 1% of net assets.

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.68)%	(8.41)%	(7.87)%	(1.28)%	(1.52)%	(1.25)%	(0.78)%	(0.96)%	(0.75)%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(7.68)%	(8.41)%	(7.87)%	(6.25)%	(7.38)%	(6.12)%	(3.90)%	(4.78)%	(3.75)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the industrials sector of the economy and that S&P® believes are important to global markets. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies and transportation service providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (22.42)%, net of fees, while the total return for the Index was (22.70)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Manufacturing	23.54%

Transportation	16.16

Aerospace & Defense	12.75

Machinery	7.64

Engineering & Construction	6.36

Commercial Services	5.63

Distribution & Wholesale	5.47

Electrical Components & Equipment	3.37

Hand & Machine Tools	3.18

Electronics	2.83

Building Materials	2.51

Metal Fabricate & Hardware	2.21

Holding Companies – Diversified	1.53

Environmental Control	1.45

Airlines	1.40

Auto Manufacturers	1.32

Other*	2.22

Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
General Electric Co.	7.54%

Siemens AG Registered (Germany)	3.55

United Technologies Corp.	2.98

United Parcel Service Inc. Class B	2.86

3M Co.	2.38

Caterpillar Inc.	2.24

Boeing Co. (The)	2.09

ABB Ltd. Registered (Switzerland)	1.87

Union Pacific Corp.	1.83

Honeywell International Inc.	1.60

TOTAL	28.94%

*	Other includes industries which individually represent less than 1% of net assets.

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.02)%	(13.56)%	(11.99)%	3.17%	2.80%	3.40%	3.60%	3.27%	3.85%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.02)%	(13.56)%	(11.99)%	16.87%	14.83%	18.20%	19.58%	17.68%	21.03%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the materials sector of the economy and that S&P® believes are important to global markets. Component companies include those companies engaged in a wide variety of commodity-related manufacturing and mining activities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (25.96)%, net of fees, while the total return for the Index was (26.41)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Mining	45.14%

Chemicals	33.35

Iron & Steel	9.53

Forest Products & Paper	2.93

Building Materials	2.65

Agriculture	2.07

Packaging & Containers	1.77

Textiles	1.17

Other*	0.80

Short-Term and Other Net Assets	0.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	7.02%

Rio Tinto PLC (United Kingdom)	4.27

BHP Billiton PLC (United Kingdom)	3.68

BASF SE (Germany)	3.66

Barrick Gold Corp. (Canada)	3.02

Anglo American PLC (United Kingdom)	2.96

Vale SA Class A Preferred SP ADR (Brazil)	2.85

Potash Corp. of Saskatchewan Inc. (Canada)	2.40

E.I. du Pont de Nemours and Co.	2.40

Goldcorp Inc. (Canada)	2.40

TOTAL	34.66%

*	Other includes industries which individually represent less than 1% of net assets.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.35)%	(1.02)%	0.25%	0.75%	0.47%	1.07%	0.79%	0.73%	1.29%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.35)%	(1.02)%	0.25%	3.80%	2.39%	5.45%	8.07%	7.45%	13.50%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	19

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the information technology sector of the economy and that S&P® believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (11.86)%, net of fees, while the total return for the Index was (11.73)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Computers	31.59%

Software	18.71

Semiconductors	18.25

Telecommunications	10.99

Internet	8.11

Commercial Services	3.38

Electronics	3.32

Office & Business Equipment	2.66

Electrical Components & Equipment	1.63

Other*	1.27

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Apple Inc.	13.41%

International Business Machines Corp.	8.09

Microsoft Corp.	6.99

Google Inc. Class A	4.91

Intel Corp.	4.38

Oracle Corp.	4.27

Cisco Systems Inc.	3.21

QUALCOMM Inc.	3.09

Samsung Electronics Co. Ltd. SP GDR (South Korea)	2.06

Canon Inc. (Japan)	2.02

TOTAL	52.43%

*	Other includes industries which individually represent less than 1% of net assets.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.23%	(0.68)%	0.04%	3.26%	2.90%	3.02%	3.58%	3.51%	3.50%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.23%	(0.68)%	0.04%	17.39%	15.35%	16.02%	41.64%	40.63%	40.53%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	21

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Telecommunications Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the telecommunications sector of the economy and that S&P® believes are important to global markets. Component companies include diversified communication carriers and wireless communications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (8.80)%, net of fees, while the total return for the Index was (9.09)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Telephone – Integrated	59.24%

Cellular Telecom	26.17

Telecom Services	12.26

Wireless Equipment	1.96

Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
AT&T Inc.	15.51%

Vodafone Group PLC (United Kingdom)	12.09

Verizon Communications Inc.	9.56

Telefonica SA (Spain)	7.19

America Movil SAB de CV Series L (Mexico)	5.39

China Mobile Ltd. (China)	4.72

Nippon Telegraph and Telephone Corp. (Japan)	3.55

Telstra Corp. Ltd. (Australia)	3.44

Deutsche Telekom AG Registered (Germany)	3.21

France Telecom SA (France)	2.92

TOTAL	67.58%

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.24)%	(4.30)%	(3.59)%	(0.63)%	(0.88)%	(0.79)%	(0.22)%	(0.39)%	(0.36)%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.24)%	(4.30)%	(3.59)%	(3.12)%	(4.30)%	(3.90)%	(1.08)%	(1.95)%	(1.83)%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	23

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Index is a subset of the S&P Global 1200 IndexTM, and measures the performance of companies that S&P® deems to be part of the utilities sector of the economy and that S&P® believes are important to global markets. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (6.37)%, net of fees, while the total return for the Index was (6.59)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Electric	79.95%

Gas	15.35

Water	2.77

Other*	1.34

Short-Term and Other Net Assets	0.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
E.ON AG (Germany)	5.03%

GDF Suez (France)	4.97

Southern Co.	4.16

National Grid PLC (United Kingdom)	4.05

Dominion Resources Inc.	3.31

Enel SpA (Italy)	3.30

Exelon Corp.	3.24

Iberdrola SA (Spain)	3.18

Duke Energy Corp.	3.04

Centrica PLC (United Kingdom)	2.74

TOTAL	37.02%

*	Other includes industries which individually represent less than 1% of net assets.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares S&P Global Sector Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
Consumer Discretionary
Actual	$1,000.00	$ 868.60	0.48%	$2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Consumer Staples
Actual	1,000.00	994.60	0.48	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Energy
Actual	1,000.00	760.10	0.48	2.11
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Financials
Actual	1,000.00	734.20	0.48	2.08
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

SHAREHOLDER EXPENSES	25

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Sector Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
Healthcare
Actual	$1,000.00	$ 976.80	0.48%	$2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Industrials
Actual	1,000.00	775.80	0.48	2.13
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Materials
Actual	1,000.00	740.40	0.48	2.09
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Technology
Actual	1,000.00	881.40	0.48	2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Telecommunications
Actual	1,000.00	912.00	0.48	2.29
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Utilities
Actual	1,000.00	936.30	0.48	2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 98.25%

AUSTRALIA – 0.46%
Crown Ltd.	71,502	$553,858

		553,858

CANADA – 2.22%
Canadian Tire Corp. Ltd. Class A	4,896	267,811
Gildan Activewear Inc.	8,262	215,658
Magna International Inc. Class A	16,677	554,540
Shaw Communications Inc. Class B	22,593	460,945
Thomson Reuters Corp.	21,522	586,560
Tim Hortons Inc.	12,138	567,383

		2,652,897

FRANCE – 6.09%
Accor SA	10,404	281,275
Christian Dior SA	3,315	376,056
Compagnie Generale des Etablissements Michelin Class B	11,730	711,522
Hermes International	3,264	989,067
Lagardere SCA	6,171	153,297
LVMH Moet Hennessy Louis Vuitton SA	15,453	2,066,073
PPR SA	4,386	573,287
PSA Peugeot Citroen SA	11,832	256,619
Publicis Groupe SA	7,905	333,139
Renault SA	13,311	447,734
SES SA Class A FDR	14,688	360,045
Societe Television Francaise 1	6,375	80,230
Sodexo	5,763	383,402
Valeo SA	6,477	276,783

		7,288,529

GERMANY – 4.42%
Adidas AG	13,668	839,438
Bayerische Motoren Werke AG	21,675	1,453,050
Daimler AG Registered	55,896	2,522,104
Puma AGa	357	105,281
TUI AGb	12,597	65,527
Volkswagen AG	2,499	312,458

		5,297,858

GREECE – 0.13%
OPAP SA	14,580	148,671

		148,671

Security	Shares	Value
HONG KONG – 0.58%
Li & Fung Ltd.[a]	408,000	$692,862

		692,862

ITALY – 0.74%
Fiat SpA	65,637	360,539
Luxottica Group SpA	8,976	230,746
Mediaset SpA	30,396	96,654
Pirelli & C. SpA	28,101	202,465

		890,404

JAPAN – 16.03%
Aisin Seiki Co. Ltd.	10,200	344,852
Bridgestone Corp.	40,800	937,955
Denso Corp.	30,600	996,842
Dentsu Inc.	10,200	327,384
Fast Retailing Co. Ltd.	3,300	598,949
Honda Motor Co. Ltd.	96,900	2,890,154
Isuzu Motors Ltd.	102,000	444,629
Marui Group Co. Ltd.	15,300	116,914
Nikon Corp.	20,400	487,768
Nissan Motor Co. Ltd.	142,800	1,283,866
NOK Corp.	10,200	186,321
Oriental Land Co. Ltd.	3,200	343,332
Panasonic Corp.	107,100	1,047,657
Sega Sammy Holdings Inc.	10,200	241,502
Sekisui House Ltd.	36,000	343,280
Sharp Corp.	51,000	434,043
Sony Corp.	56,100	1,096,818
Suzuki Motor Corp.	25,500	569,681
Toyota Industries Corp.	15,300	452,569
Toyota Motor Corp.	163,200	5,691,251
Yamada Denki Co. Ltd.	5,100	360,599

		19,196,366

MEXICO – 1.10%
Grupo Elektra SA de CV	5,865	448,704
Grupo Televisa SA CPO	234,600	867,171

		1,315,875

NETHERLANDS – 0.65%
Reed Elsevier NV	44,064	486,504
Wolters Kluwer NV	17,952	294,454

		780,958

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
SOUTH KOREA – 0.94%
Hyundai Motor Co. SP GDR[c]	7,549	$676,049
Hyundai Motor Co. NVS SP GDR[a,b,d]	16,587	452,825

		1,128,874

SPAIN – 0.87%
Industria de Diseno Textil SA	12,087	1,043,735

		1,043,735

SWEDEN – 1.83%
Electrolux AB Class B	21,471	317,929
Hennes & Mauritz AB Class B	62,373	1,877,129

		2,195,058

SWITZERLAND – 1.68%
Compagnie Financiere Richemont SA Class A Bearer	31,773	1,432,461
Swatch Group AG (The) Bearer	1,734	577,109

		2,009,570

UNITED KINGDOM – 6.51%
Aegis Group PLC	52,122	101,089
British Sky Broadcasting Group PLC	63,597	657,834
Burberry Group PLC	27,846	509,264
Carnival PLC	12,903	405,021
Compass Group PLC	114,240	927,187
Daily Mail & General Trust PLC Class A NVS	13,464	76,157
GKN PLC	130,764	358,316
Home Retail Group PLC	31,620	55,366
InterContinental Hotels Group PLC	19,992	327,319
ITV PLC[b]	241,485	223,078
Kingfisher PLC	139,179	538,780
Ladbrokes PLC	59,211	109,857
Marks & Spencer Group PLC	90,525	443,648
Next PLC	11,016	434,509
Pearson PLC	45,390	805,370
Persimmon PLC	20,043	142,221
Reed Elsevier PLC	66,198	509,841
United Business Media Ltd.	11,475	80,226
Whitbread PLC	10,863	268,050
William Hill PLC	42,585	150,059
WPP PLC	71,757	671,816

		7,795,008

Security	Shares	Value
UNITED STATES – 54.00%
Abercrombie & Fitch Co. Class A	5,610	$345,352
Amazon.com Inc.[b]	21,573	4,664,730
Apollo Group Inc. Class Ab	7,344	290,896
AutoNation Inc.[a,b]	3,672	120,368
AutoZone Inc.[b]	1,632	520,918
Bed Bath & Beyond Inc.[a,b]	14,637	838,846
Best Buy Co. Inc.	15,708	365,996
Big Lots Inc.[b]	3,723	129,672
Cablevision NY Group Class A	14,637	230,240
CarMax Inc.[b]	13,770	328,414
Carnival Corp.	24,990	757,197
CBS Corp. Class B NVS	41,055	836,701
Chipotle Mexican Grill Inc.[a,b]	2,142	648,919
Coach Inc.	18,054	935,739
Comcast Corp. Class A	160,089	3,345,860
D.R. Horton Inc.	17,340	156,754
Darden Restaurants Inc.	8,109	346,660
DeVry Inc.	3,723	137,602
DIRECTV Class Ab	43,656	1,844,466
Discovery Communications Inc. Series Aa,b	16,728	629,307
Expedia Inc.	12,138	312,554
Family Dollar Stores Inc.	6,885	350,171
Ford Motor Co.[b]	231,234	2,236,033
Fortune Brands Inc.	9,180	496,454
GameStop Corp. Class Aa,b	7,497	173,181
Gannett Co. Inc.	11,883	113,245
Gap Inc. (The)	18,054	293,197
Genuine Parts Co.	8,313	422,300
Goodyear Tire & Rubber Co. (The)[b]	22,644	228,478
H&R Block Inc.	16,881	224,686
Harley-Davidson Inc.	16,320	560,266
Harman International Industries Inc.	4,335	123,894
Hasbro Inc.	6,885	224,520
Home Depot Inc. (The)	90,270	2,967,175
International Game Technology	18,360	266,771
Interpublic Group of Companies Inc. (The)	30,090	216,648
J.C. Penney Co. Inc.	8,466	226,719
Johnson Controls Inc.	43,758	1,153,898
Kohl’s Corp.	15,606	766,255
Leggett & Platt Inc.	8,976	177,635
Lennar Corp. Class A	10,302	139,489

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Limited Brands Inc.	15,912	$612,771
Lowe’s Companies Inc.	70,686	1,367,067
Macy’s Inc.	25,296	665,791
Marriott International Inc. Class A	17,442	475,120
Mattel Inc.	20,196	522,874
McDonald’s Corp.	59,670	5,240,219
McGraw-Hill Companies Inc. (The)	16,830	690,030
Netflix Inc.[b]	3,315	375,125
Newell Rubbermaid Inc.	16,524	196,140
News Corp. Class A NVS	135,150	2,090,770
Nike Inc. Class B	22,389	1,914,483
Nordstrom Inc.	10,251	468,266
O’Reilly Automotive Inc.[a,b]	7,650	509,719
Omnicom Group Inc.	14,943	550,500
Priceline.com Inc.[b]	3,060	1,375,348
Pulte Group Inc.[b]	24,786	97,905
Ralph Lauren Corp.	4,080	529,176
Ross Stores Inc.	6,681	525,728
Scripps Networks Interactive Inc. Class A	4,386	163,028
Sears Holdings Corp.[a,b]	2,040	117,341
Staples Inc.	38,862	516,865
Starbucks Corp.	45,645	1,702,102
Starwood Hotels & Resorts Worldwide Inc.	12,852	498,915
Target Corp.	38,046	1,865,776
Tiffany & Co.	8,058	490,088
Time Warner Cable Inc.	19,023	1,192,171
Time Warner Inc.	57,273	1,716,472
TJX Companies Inc. (The)	21,522	1,193,825
Urban Outfitters Inc.[a,b]	7,446	166,195
VF Corp.	5,304	644,542
Viacom Inc. Class B NVS	33,813	1,309,916
Walt Disney Co. (The)	106,182	3,202,449
Washington Post Co. (The) Class B	204	66,702
Whirlpool Corp.	4,182	208,724
Wyndham Worldwide Corp.	11,067	315,520
Wynn Resorts Ltd.	5,100	586,908
Yum! Brands Inc.	27,489	1,357,682

		64,670,459

TOTAL COMMON STOCKS
(Cost: $116,000,603)		117,660,982

Security	Shares	Value
PREFERRED STOCKS – 1.46%

GERMANY – 1.46%
Porsche Automobil Holding SE	10,200	$495,614
Volkswagen AG	9,282	1,245,989

		1,741,603

TOTAL PREFERRED STOCKS
(Cost: $2,383,522)		1,741,603

SHORT-TERM INVESTMENTS – 2.03%

MONEY MARKET FUNDS – 2.03%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[e,f,g]	2,198,429	2,198,429
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[e,f,g]	186,214	186,214
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[e,f]	44,393	44,393

		2,429,036

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,429,036)		2,429,036

TOTAL INVESTMENTS IN SECURITIES – 101.74%
(Cost: $120,813,161)		121,831,621

Other Assets, Less Liabilities – (1.74)%		(2,079,575)

NET ASSETS – 100.00%		$119,752,046

CPO – Certificates of Participation (Ordinary)

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 97.92%

AUSTRALIA – 3.57%
Coca-Cola Amatil Ltd.	97,250	$1,127,592
Foster’s Group Ltd.	341,375	1,751,812
Wesfarmers Ltd.	195,375	5,998,468
Woolworths Ltd.	206,250	4,983,298

		13,861,170

BELGIUM – 2.26%
Anheuser-Busch InBev NV	134,875	7,197,756
Colruyt SA	13,125	550,395
Delhaize Group SA	17,375	1,023,632

		8,771,783

BRAZIL – 0.53%
BRF – Brasil Foods SA SP ADR	116,875	2,048,819

		2,048,819

CANADA – 1.09%
George Weston Ltd.	8,000	531,491
Loblaw Companies Ltd.	17,000	643,424
Metro Inc. Class A	17,125	753,004
Saputo Inc.	22,250	881,416
Shoppers Drug Mart Corp.	36,375	1,425,957

		4,235,292

DENMARK – 0.28%
Carlsberg A/S Class B	18,000	1,073,619

		1,073,619

FRANCE – 4.07%
Carrefour SA	102,375	2,354,291
Casino Guichard-Perrachon SA	8,250	650,195
Danone SA	107,625	6,671,302
L’Oreal SA	38,750	3,815,091
Pernod Ricard SA	29,125	2,298,901

		15,789,780

GERMANY – 0.48%
Beiersdorf AG	16,250	874,831
METRO AG	23,000	985,331

		1,860,162

IRELAND – 0.20%
Kerry Group PLC Class A	21,750	764,568

		764,568

Security	Shares	Value
JAPAN – 4.99%
AEON Co. Ltd.	125,017	$1,701,386
Ajinomoto Co. Inc.	125,000	1,491,956
Asahi Group Holdings Ltd.	87,598	1,874,015
Japan Tobacco Inc.	750	3,536,910
Kao Corp.	87,500	2,456,539
Kirin Holdings Co. Ltd.	143,596	1,894,618
Nippon Meat Packers Inc.	23,000	302,270
Seven & I Holdings Co. Ltd.	125,037	3,550,934
Shiseido Co. Ltd.	62,500	1,221,945
Unicharm Corp.	19,300	932,700
Yakult Honsha Co. Ltd.	12,520	392,590

		19,355,863

MEXICO – 1.32%
Fomento Economico Mexicano SAB de CV BD Units	337,509	2,200,315
Grupo Modelo SAB de CV
Series C	113,037	648,892
Wal-Mart de Mexico SAB de CV
Series V	975,010	2,253,209

		5,102,416

NETHERLANDS – 3.53%
Heineken NV	48,750	2,193,781
Koninklijke Ahold NV	199,375	2,358,293
Unilever NV CVA	286,250	9,123,385

		13,675,459

SINGAPORE – 0.52%
Wilmar International Ltd.[a]	500,000	2,022,101

		2,022,101

SOUTH KOREA – 0.23%
KT&G Corp. Class A SP GDR[a,b]	28,532	890,073

		890,073

SPAIN – 0.10%
Distribuidora Internacional de Alimentacion SAc	101,875	406,230

		406,230

SWEDEN – 0.36%
Swedish Match AB	42,125	1,398,401

		1,398,401

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
SWITZERLAND – 8.16%
Nestle SA Registered	573,750	$31,646,895

		31,646,895

UNITED KINGDOM – 14.75%
Associated British Foods PLC	60,750	1,050,463
British American Tobacco PLC	327,625	13,925,559
Diageo PLC	414,875	7,962,320
Imperial Tobacco Group PLC	168,625	5,710,750
J Sainsbury PLC	232,375	994,759
Reckitt Benckiser Group PLC	101,500	5,175,159
SABMiller PLC	153,875	5,051,813
Tate & Lyle PLC	78,500	765,518
Tesco PLC	1,327,375	7,816,226
Unilever PLC	217,125	6,835,776
Wm Morrison Supermarkets PLC	431,375	1,952,148

		57,240,491

UNITED STATES – 51.48%
Altria Group Inc.	343,500	9,209,235
Archer-Daniels-Midland Co.	113,875	2,825,239
Avon Products Inc.	71,500	1,401,400
Brown-Forman Corp. Class B NVS	16,625	1,166,078
Campbell Soup Co.	31,000	1,003,470
Clorox Co. (The)	21,625	1,434,386
Coca-Cola Co. (The)	381,125	25,748,805
Coca-Cola Enterprises Inc.	53,625	1,334,190
Colgate-Palmolive Co.	80,000	7,094,400
ConAgra Foods Inc.	69,375	1,680,263
Constellation Brands Inc. Class Aa,c	32,125	578,250
Costco Wholesale Corp.	72,375	5,943,435
CVS Caremark Corp.	223,250	7,496,735
Dean Foods Co.[a,c]	33,375	296,036
Dr Pepper Snapple Group Inc.	36,375	1,410,623
Estee Lauder Companies Inc. (The) Class A	18,500	1,625,040
General Mills Inc.	107,500	4,135,525
H.J. Heinz Co.	53,625	2,706,990
Hershey Co. (The)	25,625	1,518,025
Hormel Foods Corp.	22,625	611,328
J.M. Smucker Co. (The)	18,875	1,375,799
Kellogg Co.	41,750	2,220,682
Kimberly-Clark Corp.	64,125	4,553,516
Kraft Foods Inc. Class A	293,250	9,847,335

Security	Shares	Value
Kroger Co. (The)	100,875	$2,215,215
Lorillard Inc.	23,250	2,573,775
McCormick & Co. Inc. NVS	21,750	1,003,980
Mead Johnson Nutrition Co. Class A	33,750	2,323,012
Molson Coors Brewing Co. Class B NVS	27,500	1,089,275
PepsiCo Inc.	262,750	16,264,225
Philip Morris International Inc.	291,625	18,191,567
Procter & Gamble Co. (The)	455,125	28,754,797
Reynolds American Inc.	55,625	2,084,825
Safeway Inc.	59,750	993,643
Sara Lee Corp.	98,000	1,602,300
SUPERVALU Inc.	40,250	268,065
Sysco Corp.	97,750	2,531,725
Tyson Foods Inc. Class A	50,750	881,020
Wal-Mart Stores Inc.	291,000	15,102,900
Walgreen Co.	150,250	4,941,722
Whole Foods Market Inc.	26,125	1,706,224

		199,745,055

TOTAL COMMON STOCKS
(Cost: $374,661,253)		379,888,177

PREFERRED STOCKS – 1.43%

BRAZIL – 1.02%
Companhia de Bebidas das Americas SP ADR	128,750	3,946,188

		3,946,188

GERMANY – 0.41%
Henkel AG & Co. KGaA	29,750	1,596,623

		1,596,623

TOTAL PREFERRED STOCKS
(Cost: $4,091,681)		5,542,811

SHORT-TERM INVESTMENTS – 0.44%

MONEY MARKET FUNDS – 0.44%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[d,e,f]	1,392,953	1,392,953
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[d,e,f]	117,987	117,987

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[d,e]	199,925	$199,925

		1,710,865

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,710,865)		1,710,865

TOTAL INVESTMENTS
IN SECURITIES – 99.79%
(Cost: $380,463,799)		387,141,853

Other Assets, Less Liabilities – 0.21%		828,282

NET ASSETS – 100.00%		$387,970,135

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 97.81%

AUSTRALIA – 2.41%
Oil Search Ltd.	436,800	$2,402,818
Origin Energy Ltd.	438,256	5,707,612
Santos Ltd.	358,176	3,958,026
Woodside Petroleum Ltd.	241,332	7,618,206
WorleyParsons Ltd.	87,178	2,228,355

		21,915,017

AUSTRIA – 0.21%
OMV AG	64,246	1,941,199

		1,941,199

CANADA – 10.15%
ARC Resources Ltd.	111,020	2,403,542
Cameco Corp.	160,706	2,967,212
Canadian Natural Resources Ltd.	433,160	12,790,493
Canadian Oil Sands Ltd.	191,828	3,753,537
Cenovus Energy Inc.	300,300	9,299,632
Enbridge Inc.	301,756	9,686,424
EnCana Corp.	289,016	5,594,216
Enerplus Corp.	65,338	1,622,085
Husky Energy Inc.	112,840	2,457,022
Imperial Oil Ltd.	96,824	3,497,390
Nexen Inc.	208,936	3,268,228
Penn West Petroleum Ltd.	181,090	2,702,317
Suncor Energy Inc.	628,264	16,133,914
Talisman Energy Inc.	406,224	5,021,031
TransCanada Corp.	271,180	11,070,483

		92,267,526

CHINA – 3.06%
China Petroleum & Chemical Corp. Class H	6,916,000	6,822,940
CNOOC Ltd.[a]	6,370,000	10,637,464
PetroChina Co. Ltd. Class H	8,302,000	10,312,514

		27,772,918

COLOMBIA – 0.37%
Ecopetrol SA SP ADR	83,216	3,352,773

		3,352,773

FRANCE – 4.95%
Technip SA	44,408	3,606,512
Total SA	928,200	41,389,742

		44,996,254

Security	Shares	Value
ITALY – 2.95%
Eni SpA	1,174,446	$20,831,473
Saipem SpA	100,100	3,567,119
Tenaris SA	187,460	2,394,424

		26,793,016

JAPAN – 1.40%
INPEX Corp.	910	5,714,063
JX Holdings Inc.	855,420	4,883,041
TonenGeneral Sekiyu K.K.	182,000	2,108,537

		12,705,641

NORWAY – 1.42%
Seadrill Ltd.	135,408	3,791,701
Statoil ASA	422,422	9,137,727

		12,929,428

PORTUGAL – 0.22%
Galp Energia SGPS SA Class B	110,110	2,029,873

		2,029,873

SPAIN – 0.97%
Repsol YPF SA	328,328	8,801,544

		8,801,544

UNITED KINGDOM – 17.60%
AMEC PLC	125,034	1,588,414
BG Group PLC	1,338,246	25,881,791
BP PLC	7,455,812	45,122,964
Cairn Energy PLC[b]	556,192	2,432,085
Royal Dutch Shell PLC Class A	1,402,310	43,690,366
Royal Dutch Shell PLC Class B	1,083,992	33,975,488
Tullow Oil PLC	357,084	7,281,514

		159,972,622

UNITED STATES – 52.10%
Alpha Natural Resources Inc.[b]	98,280	1,738,573
Anadarko Petroleum Corp.	196,560	12,393,108
Apache Corp.	150,332	12,062,640
Baker Hughes Inc.	173,082	7,989,465
Cabot Oil & Gas Corp.	41,860	2,591,553
Cameron International Corp.[a,b]	97,370	4,044,750
Chesapeake Energy Corp.	261,898	6,691,494
Chevron Corp.	786,786	72,793,441
ConocoPhillips	539,630	34,169,372
CONSOL Energy Inc.	93,184	3,161,733
Denbury Resources Inc.[a,b]	163,618	1,881,607

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Devon Energy Corp.	161,070	$8,929,721
Diamond Offshore Drilling Inc.	25,662	1,404,738
El Paso Corp.	313,222	5,475,121
EOG Resources Inc.	104,832	7,444,120
EQT Corp.	58,786	3,136,821
Exxon Mobil Corp.	1,914,458	139,047,084
FMC Technologies Inc.[a,b]	94,276	3,544,778
Halliburton Co.	365,456	11,153,717
Helmerich & Payne Inc.	43,680	1,773,408
Hess Corp.	122,304	6,416,068
Marathon Oil Corp.	280,280	6,048,442
Marathon Petroleum Corp.	140,657	3,806,178
Murphy Oil Corp.	78,624	3,472,036
Nabors Industries Ltd.[b]	121,212	1,486,059
National Oilwell Varco Inc.	168,532	8,632,209
Newfield Exploration Co.[a,b]	53,872	2,138,180
Noble Corp.[a,b]	98,644	2,895,201
Noble Energy Inc.	67,340	4,767,672
Occidental Petroleum Corp.	320,684	22,928,906
Peabody Energy Corp.	111,748	3,786,022
Pioneer Natural Resources Co.	46,956	3,088,296
QEP Resources Inc.	68,432	1,852,454
Range Resources Corp.	64,064	3,745,181
Rowan Companies Inc.[a,b]	52,052	1,571,450
Schlumberger Ltd.	531,804	31,764,653
Southwestern Energy Co.[b]	136,500	4,549,545
Spectra Energy Corp.	251,524	6,169,884
Sunoco Inc.	50,050	1,552,050
Tesoro Corp.[b]	64,974	1,265,044
Valero Energy Corp.	236,236	4,200,276
Williams Companies Inc. (The)	239,876	5,838,582

		473,401,632

TOTAL COMMON STOCKS (Cost: $1,020,857,392)		888,879,443

PREFERRED STOCKS – 1.94%

BRAZIL – 1.94%
Petroleo Brasileiro SA SP ADR	851,396	17,640,925

		17,640,925

TOTAL PREFERRED STOCKS (Cost: $29,515,547)		17,640,925

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.36%

MONEY MARKET FUNDS – 1.36%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[c,d,e]	11,086,489	$11,086,489
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[c,d,e]	939,061	939,061
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	288,243	288,243

		12,313,793

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,313,793)		12,313,793

TOTAL INVESTMENTS IN SECURITIES – 101.11% (Cost: $1,062,686,732)		918,834,161

Other Assets, Less Liabilities – (1.11)%		(10,096,912)

NET ASSETS – 100.00%		$908,737,249

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 98.53%

AUSTRALIA – 8.62%
AMP Ltd.	116,929	$448,891
ASX Ltd.	7,052	207,877
Australia and New Zealand Banking Group Ltd.	103,974	1,972,542
BGP Holdings PLC[a,b]	608,993	82
CFS Retail Property Trust	69,316	117,894
Commonwealth Bank of Australia	62,092	2,748,817
Goodman Group	224,546	125,486
GPT Group	58,050	177,155
Insurance Australia Group Ltd.	84,428	247,808
Lend Lease Group	17,716	121,216
Macquarie Group Ltd.	13,932	309,672
Mirvac Group	115,756	129,379
National Australia Bank Ltd.	87,376	1,899,678
QBE Insurance Group Ltd.	44,204	553,349
Stockland Corp. Ltd.	84,624	239,336
Suncorp Group Ltd.	52,288	405,533
Westfield Group	78,518	591,416
Westfield Retail Trust	99,416	233,826
Westpac Banking Corp.	120,142	2,375,022

		12,904,979

AUSTRIA – 0.18%
Erste Group Bank AG	10,320	268,065

		268,065

BELGIUM – 0.44%
Ageas	101,395	178,759
Dexia SAa	35,776	69,457
Groupe Bruxelles Lambert SA	3,096	219,991
KBC Groep NV	8,084	189,810

		658,017

BRAZIL – 1.00%
Itau Unibanco Holding SA SP ADR	96,664	1,500,225

		1,500,225

CANADA – 8.23%
Bank of Montreal	22,962	1,292,818
Bank of Nova Scotia	42,828	2,166,779
Brookfield Asset Management Inc. Class A	19,522	542,918
Canadian Imperial Bank of Commerce	15,652	1,102,196

Security	Shares	Value
Manulife Financial Corp.	71,122	$814,929
National Bank of Canada	6,278	421,064
Power Corp. of Canada	13,674	301,417
Royal Bank of Canada	56,416	2,601,941
Sun Life Financial Inc.	23,048	553,612
Toronto-Dominion Bank (The)	35,091	2,511,816

		12,309,490

CHILE – 0.26%
Banco de Chile SP ADR	4,330	302,450
Banco Santander (Chile) SA SP ADR	1,204	88,470

		390,920

CHINA – 2.62%
China Construction Bank Corp. Class H	2,782,720	1,712,223
China Life Insurance Co. Ltd. Class H	344,000	830,753
Industrial and Commercial Bank of China Ltd. Class H	2,322,000	1,139,412
Ping An Insurance (Group) Co. of China Ltd. Class H	43,000	244,144

		3,926,532

COLOMBIA – 0.12%
Bancolombia SA SP ADR	3,096	172,447

		172,447

DENMARK – 0.26%
Danske Bank A/Sa	27,692	392,205

		392,205

FINLAND – 0.32%
Sampo OYJ Class A	18,662	473,985

		473,985

FRANCE – 2.98%
AXA	73,874	981,256
BNP Paribas	42,570	1,716,341
Credit Agricole SA	43,433	304,773
Societe Generale	30,874	828,473
Unibail-Rodamco SE	3,440	621,009

		4,451,852

GERMANY – 3.05%
Allianz SE Registered	17,888	1,700,664
Commerzbank AGa	153,854	392,003
Deutsche Bank AG Registered	36,378	1,284,636
Deutsche Boerse AGa	7,758	392,936

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Muenchener Rueckversicherungs- Gesellschaft AG Registered	6,364	$798,784

		4,569,023

GREECE – 0.09%
National Bank of Greece SA SP ADR[c]	173,548	135,350

		135,350

HONG KONG – 2.60%
AIA Group Ltd.	292,400	837,602
BOC Hong Kong (Holdings) Ltd.	129,000	276,733
Cheung Kong (Holdings) Ltd.[c]	86,000	945,644
Hang Seng Bank Ltd.	17,200	202,938
Hong Kong Exchanges and Clearing Ltd.	43,000	633,559
Sun Hung Kai Properties Ltd.	86,000	999,223

		3,895,699

IRELAND – 0.00%
Anglo Irish Bank Corp. Ltd.[a,b]	47,975	6

		6

ITALY – 2.08%
Assicurazioni Generali SpA	53,492	856,936
Banca Monte dei Paschi di Siena SpA	256,796	144,398
Banco Popolare SpA	71,724	120,290
Intesa Sanpaolo SpA	552,464	882,077
Mediobanca SpA	18,662	148,105
UniCredit SpA	760,756	819,117
Unione di Banche Italiane ScpA	35,726	134,310

		3,105,233

JAPAN – 7.60%
Chuo Mitsui Trust Holdings Inc.	146,270	491,489
Credit Saison Co. Ltd.	8,600	168,363
Dai-ichi Life Insurance Co. Ltd. (The)	346	364,494
Daiwa House Industry Co. Ltd.	28,000	364,712
Daiwa Securities Group Inc.	86,000	325,791
Mitsubishi Estate Co. Ltd.	69,000	1,135,080
Mitsubishi UFJ Financial Group Inc.	533,200	2,448,791
Mitsui Fudosan Co. Ltd.	43,000	693,422
Mizuho Financial Group Inc.	851,400	1,259,206
MS&AD Insurance Group Holdings Inc.	17,200	378,454
NKSJ Holdings Inc.	13,100	293,509
Nomura Holdings Inc.	137,600	510,555
ORIX Corp.	3,440	274,022
Shinsei Bank Ltd.	86,000	98,184

Security	Shares	Value
Sumitomo Mitsui Financial Group Inc.	51,600	$1,476,772
Sumitomo Realty & Development Co. Ltd.	22,000	430,125
Tokio Marine Holdings Inc.	25,800	664,079

		11,377,048

NETHERLANDS – 0.92%
AEGON NVa	71,810	295,209
ING Groep NV CVA[a]	151,618	1,084,870

		1,380,079

NORWAY – 0.25%
DnB NOR ASA	37,582	380,237

		380,237

PERU – 0.12%
Credicorp Ltd.	1,892	174,442

		174,442

PORTUGAL – 0.11%
Banco Comercial Portugues SA Registered[a]	277,006	72,473
Banco Espirito Santo SA Registered	33,024	88,617

		161,090

SINGAPORE – 1.63%
DBS Group Holdings Ltd.[c]	86,000	781,398
Oversea-Chinese Banking Corp. Ltd.	86,000	536,551
United Overseas Bank Ltd.	86,000	1,121,940

		2,439,889

SOUTH KOREA – 0.69%
KB Financial Group Inc. SP ADR	13,988	458,247
Shinhan Financial Group Co. Ltd. SP ADR	8,312	568,873

		1,027,120

SPAIN – 3.20%
Banco Bilbao Vizcaya Argentaria SA	190,920	1,583,053
Banco de Sabadell SA	50,654	182,479
Banco Popular Espanol SA	38,261	178,645
Banco Santander SA	333,164	2,782,167
Bankinter SAc	11,438	62,828
Bankinter SA New[a,b,c]	195	1,071

		4,790,243

SWEDEN – 1.64%
Investor AB Class B	18,318	325,116
Nordea Bank AB	103,286	845,152
Skandinaviska Enskilda Banken AB Class A	67,326	366,420

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Svenska Handelsbanken AB Class A	19,006	$487,312
Swedbank AB Class A	37,923	422,950

		2,446,950

SWITZERLAND – 3.61%
Baloise Holding AG Registered	1,892	139,562
Credit Suisse Group AG Registered[a]	40,592	1,072,562
GAM Holding AGa	8,342	105,159
Julius Baer Group Ltd.[a]	8,170	276,141
Swiss Life Holding AG Registered[a]	1,290	143,302
Swiss Re Ltd.[a]	14,620	684,402
UBS AG Registered[a]	150,930	1,751,406
Zurich Financial Services AG Registered[a]	5,848	1,229,735

		5,402,269

UNITED KINGDOM – 9.02%
3i Group PLC	36,722	107,375
Aviva PLC	114,605	545,236
Barclays PLC	481,686	1,210,722
British Land Co. PLC	30,272	224,471
Hammerson PLC	23,650	139,336
HSBC Holdings PLC	701,674	5,431,453
Land Securities Group PLC	27,262	272,649
Legal & General Group PLC	235,478	354,539
Lloyds Banking Group PLC[a]	1,599,772	868,879
London Stock Exchange Group PLC	6,364	80,798
Man Group PLC	75,766	198,878
Old Mutual PLC	219,903	359,693
Provident Financial PLC	5,074	79,359
Prudential PLC	101,480	881,327
Resolution Ltd.	55,298	213,118
Royal Bank of Scotland Group PLC[a]	782,600	286,375
RSA Insurance Group PLC	132,526	229,571
Schroders PLC	3,870	77,107
SEGRO PLC	22,274	76,406
Standard Chartered PLC	78,002	1,563,853
Standard Life PLC	95,460	297,415

		13,498,560

UNITED STATES – 36.89%
ACE Ltd.	13,330	807,798
Aflac Inc.	18,834	658,248
Allstate Corp. (The)	20,726	490,999
American Express Co.	41,022	1,841,888
American International Group Inc.[a]	17,630	386,979

Security	Shares	Value
Ameriprise Financial Inc.	9,288	$365,576
Aon Corp.	13,244	555,983
Apartment Investment and Management Co. Class A	4,472	98,921
Assurant Inc.	3,784	135,467
AvalonBay Communities Inc.	3,526	402,140
Bank of America Corp.	401,018	2,454,230
Bank of New York Mellon Corp. (The)	48,504	901,689
BB&T Corp.	27,692	590,670
Berkshire Hathaway Inc. Class Ba,c	69,402	4,930,318
BlackRock Inc.[d]	3,956	585,528
Boston Properties Inc.	5,504	490,406
Capital One Financial Corp.	18,235	722,653
CB Richard Ellis Group Inc. Class Aa	12,298	165,531
Charles Schwab Corp. (The)	42,656	480,733
Chubb Corp. (The)	11,352	681,006
Cincinnati Financial Corp.	7,138	187,944
Citigroup Inc.	115,068	2,948,042
CME Group Inc.	2,666	656,902
Comerica Inc.	7,998	183,714
Discover Financial Services	21,588	495,229
E*TRADE Financial Corp.[a]	10,406	94,799
Equity Residential	11,180	579,907
Federated Investors Inc. Class Bc	3,698	64,826
Fifth Third Bancorp	37,496	378,710
First Horizon National Corp.	12,040	71,758
Franklin Resources Inc.	5,762	551,078
Genworth Financial Inc. Class Aa	20,984	120,448
Goldman Sachs Group Inc. (The)	19,952	1,886,462
Hartford Financial Services Group Inc. (The)	18,060	291,488
HCP Inc.	15,136	530,668
Health Care REIT Inc.	6,278	293,810
Host Hotels & Resorts Inc.	27,264	298,268
Hudson City Bancorp Inc.	22,102	125,097
Huntington Bancshares Inc.	35,002	168,010
IntercontinentalExchange Inc.[a,c]	2,924	345,792
Invesco Ltd.	18,146	281,444
Janus Capital Group Inc.	8,170	49,020
JPMorgan Chase & Co.	153,596	4,626,312
KeyCorp	38,270	226,941
Kimco Realty Corp.[c]	15,136	227,494
Legg Mason Inc.	5,418	139,297

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Leucadia National Corp.	7,568	$171,642
Lincoln National Corp.	12,728	198,939
Loews Corp.	12,728	439,752
M&T Bank Corp.	4,988	348,661
Marsh & McLennan Companies Inc.	21,844	579,740
MetLife Inc.	42,226	1,182,750
Moody’s Corp.	7,998	243,539
Morgan Stanley	58,996	796,446
NASDAQ OMX Group Inc. (The)[a]	5,160	119,402
Northern Trust Corp.	9,546	333,919
NYSE Euronext Inc.	10,578	245,833
People’s United Financial Inc.	14,964	170,590
Plum Creek Timber Co. Inc.[c]	5,590	194,029
PNC Financial Services Group Inc. (The)[d]	20,812	1,002,930
Principal Financial Group Inc.	12,814	290,493
Progressive Corp. (The)	25,886	459,735
Prologis Inc.	17,630	427,527
Prudential Financial Inc.	19,350	906,741
Public Storage	5,160	574,566
Regions Financial Corp.	52,202	173,833
Simon Property Group Inc.	11,266	1,239,035
SLM Corp.	20,468	254,827
State Street Corp.	20,038	644,422
SunTrust Banks Inc.	21,758	390,556
T. Rowe Price Group Inc.	10,234	488,878
Torchmark Corp.	4,472	155,894
Travelers Companies Inc. (The)	16,426	800,439
U.S. Bancorp	75,938	1,787,581
Unum Group	12,646	265,060
Ventas Inc.	10,750	531,050
Vornado Realty Trust	6,966	519,803
Wells Fargo & Co.	208,034	5,017,780
Weyerhaeuser Co.	20,210	314,266
XL Group PLC	13,502	253,838
Zions Bancorp	7,654	107,692

		55,202,411

TOTAL COMMON STOCKS (Cost: $257,851,843)		147,434,366

Security	Shares	Value
PREFERRED STOCKS – 0.82%

BRAZIL – 0.82%
Banco Bradesco SA SP ADR	83,162	$1,229,966

		1,229,966

TOTAL PREFERRED STOCKS (Cost: $1,220,543)		1,229,966

RIGHTS – 0.02%

SPAIN – 0.02%
Banco Bilbao Vizcaya Argentaria SAa	190,920	28,177

		28,177

TOTAL RIGHTS (Cost: $28,434)		28,177

SHORT-TERM INVESTMENTS – 1.96%

MONEY MARKET FUNDS – 1.96%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[d,e,f]	2,607,536	2,607,536
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[d,e,f]	220,867	220,867
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[d,e]	98,911	98,911

		2,927,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,927,314)		2,927,314

TOTAL INVESTMENTS IN SECURITIES – 101.33% (Cost: $262,028,134)		151,619,823

Other Assets, Less Liabilities – (1.33)%		(1,993,470)

NET ASSETS – 100.00%		$149,626,353

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2011

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.52%

AUSTRALIA – 0.94%
CSL Ltd.	126,160	$3,639,212
Sonic Healthcare Ltd.	91,770	1,016,781

		4,655,993

BELGIUM – 0.24%
UCB SA	27,930	1,202,156

		1,202,156

CANADA – 0.54%
Valeant Pharmaceuticals International Inc.	70,870	2,656,477

		2,656,477

DENMARK – 2.02%
Novo Nordisk A/S Class B	100,130	10,038,095

		10,038,095

FRANCE – 4.40%
Essilor International SA	50,160	3,633,510
Sanofi	274,550	18,178,752

		21,812,262

GERMANY – 3.73%
Bayer AG Registered	195,890	10,894,123
Fresenius Medical Care AG & Co. KGaA	45,410	3,108,476
Fresenius SE & Co. KGaA	27,360	2,446,649
Merck KGaA	15,200	1,254,221
QIAGEN NVa,b	55,290	773,725

		18,477,194

IRELAND – 0.24%
Elan Corp. PLC[a]	113,620	1,214,978

		1,214,978

JAPAN – 5.23%
Astellas Pharma Inc.	104,135	3,973,288
Daiichi Sankyo Co. Ltd.	152,093	3,196,558
Eisai Co. Ltd.	59,500	2,412,266
Ono Pharmaceutical Co. Ltd.	21,800	1,308,057
Otsuka Holdings Co. Ltd.	114,000	3,142,839
Shionogi & Co. Ltd.	57,000	852,634
Taisho Pharmaceutical Co. Ltd.[c]	36,000	884,587
Takeda Pharmaceutical Co. Ltd.	171,000	8,163,985
Terumo Corp.	38,000	2,004,022

		25,938,236

Security	Shares	Value
SWITZERLAND – 13.36%
Actelion Ltd. Registered[a]	25,650	$855,659
Lonza Group AG Registered[a]	12,540	759,331
Nobel Biocare Holding AG Registered[a]	29,640	297,934
Novartis AG Registered	649,990	36,353,068
Roche Holding AG Bearer	6,270	1,058,231
Roche Holding AG Genusschein	166,440	26,955,107

		66,279,330

UNITED KINGDOM – 9.13%
AstraZeneca PLC	319,200	14,261,122
GlaxoSmithKline PLC	1,202,320	24,966,742
Shire PLC	133,190	4,170,415
Smith & Nephew PLC	209,950	1,903,490

		45,301,769

UNITED STATES – 59.69%
Abbott Laboratories	368,220	18,830,771
Aetna Inc.	88,350	3,211,522
Agilent Technologies Inc.[a]	82,460	2,576,875
Allergan Inc.	72,770	5,994,793
AmerisourceBergen Corp.	63,650	2,372,235
Amgen Inc.	218,690	12,017,015
Baxter International Inc.	134,520	7,551,953
Becton, Dickinson and Co.	51,490	3,775,247
Biogen Idec Inc.[a]	57,380	5,344,947
Boston Scientific Corp.[a]	362,900	2,144,739
Bristol-Myers Squibb Co.	403,370	12,657,751
C.R. Bard Inc.	20,520	1,796,321
Cardinal Health Inc.	81,510	3,413,639
CareFusion Corp.[a]	52,820	1,265,039
Celgene Corp.[a,b]	108,680	6,729,466
Cephalon Inc.[a,b]	18,430	1,487,301
Cerner Corp.[a,b]	34,390	2,356,403
CIGNA Corp.	64,030	2,685,418
Coventry Health Care Inc.[a]	35,150	1,012,671
Covidien PLC	116,850	5,153,085
DaVita Inc.[a]	22,230	1,393,154
DENTSPLY International Inc.	33,440	1,026,274
Edwards Lifesciences Corp.[a,b]	27,170	1,936,678
Eli Lilly and Co.	240,920	8,906,812
Express Scripts Inc.[a,b]	115,520	4,282,326
Forest Laboratories Inc.[a]	65,170	2,006,584
Gilead Sciences Inc.[a]	182,590	7,084,492

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Hospira Inc.[a]	39,140	$1,448,180
Humana Inc.	39,330	2,860,471
Intuitive Surgical Inc.[a]	9,310	3,391,447
Johnson & Johnson	648,660	41,326,129
Laboratory Corp. of America Holdings[a,b]	23,940	1,892,457
Life Technologies Corp.[a]	42,940	1,650,184
McKesson Corp.	58,330	4,240,591
Medco Health Solutions Inc.[a]	91,200	4,276,368
Medtronic Inc.	250,040	8,311,330
Merck & Co. Inc.	729,410	23,859,001
Mylan Inc.[a]	101,270	1,721,590
Patterson Companies Inc.	22,420	641,885
PerkinElmer Inc.	26,790	514,636
Pfizer Inc.	1,846,990	32,654,783
Quest Diagnostics Inc.	37,430	1,847,545
St. Jude Medical Inc.	77,900	2,819,201
Stryker Corp.	78,280	3,689,336
Tenet Healthcare Corp.[a]	113,810	470,035
Thermo Fisher Scientific Inc.[a]	90,440	4,579,882
UnitedHealth Group Inc.	254,790	11,750,915
Varian Medical Systems Inc.[a,b]	27,740	1,446,918
Waters Corp.[a,b]	21,660	1,635,113
Watson Pharmaceuticals Inc.[a,b]	29,830	2,035,897
WellPoint Inc.	85,500	5,581,440
Zimmer Holdings Inc.[a,b]	45,030	2,409,105

		296,067,950

TOTAL COMMON STOCKS (Cost: $555,726,577)		493,644,440

SHORT-TERM INVESTMENTS – 2.36%

MONEY MARKET FUNDS – 2.36%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[d,e,f]	10,509,657	10,509,657
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[d,e,f]	890,201	890,201

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[d,e]	330,632	$330,632

		11,730,490

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,730,490)		11,730,490

TOTAL INVESTMENTS IN SECURITIES – 101.88% (Cost: $567,457,067)		505,374,930

Other Assets, Less Liabilities – (1.88)%		(9,334,315)

NET ASSETS – 100.00%		$496,040,615

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.57%

AUSTRALIA – 2.11%
Asciano Group	253,728	$357,568
Brambles Ltd.	122,040	767,411
Leighton Holdings Ltd.	15,696	284,962
MAp Group	122,400	384,243
Qantas Airways Ltd.[a]	184,824	253,279
QR National Ltd.	136,008	417,709
Toll Holdings Ltd.	60,120	257,679
Transurban Group	118,872	626,182

		3,349,033

BRAZIL – 0.23%
Embraer SA SP ADR	14,544	368,981

		368,981

CANADA – 2.31%
Bombardier Inc. Class B	114,480	403,187
Canadian National Railway Co.	32,688	2,196,767
Canadian Pacific Railway Ltd.	12,096	586,430
SNC-Lavalin Group Inc.	11,592	489,800

		3,676,184

CHILE – 0.26%
LAN Airlines SA SP ADR	20,304	419,278

		419,278

DENMARK – 0.47%
A.P. Moller – Maersk A/S Class B	77	457,049
Vestas Wind Systems A/Sa	17,424	285,263

		742,312

FINLAND – 0.79%
Kone OYJ Class B	14,256	684,756
Metso OYJ	9,864	292,351
Wartsila OYJ Class B	11,952	287,205

		1,264,312

FRANCE – 5.57%
Air France-KLM[a]	11,736	87,297
ALSTOM	15,624	521,448
Bouygues SA	17,280	578,108
Compagnie de Saint-Gobain	33,120	1,282,899
Edenred SA	12,024	289,419
European Aeronautic Defence and Space Co. NV	30,456	866,496
Safran SA	16,416	510,327

Security	Shares	Value
Schneider Electric SA	40,176	$2,186,891
Thales SA	6,624	209,299
Vallourec SA	8,856	516,871
Vinci SA	41,544	1,807,078

		8,856,133

GERMANY – 4.58%
Deutsche Lufthansa AG Registered	17,208	225,246
Deutsche Post AG Registered	62,496	807,065
Hochtief AG	3,168	200,241
MAN SE	5,184	406,124
Siemens AG Registered	61,776	5,646,118

		7,284,794

HONG KONG – 0.76%
Hutchison Whampoa Ltd.	160,000	1,201,323

		1,201,323

IRELAND – 0.13%
Ryanair Holdings PLC SP ADR[a]	7,920	203,940

		203,940

ITALY – 0.62%
Atlantia SpA	22,439	325,751
Fiat Industrial SpA[a]	57,024	433,424
Finmeccanica SpA	32,976	231,175

		990,350

JAPAN – 17.42%
All Nippon Airways Co. Ltd.[b]	144,000	453,970
Asahi Glass Co. Ltd.	72,000	711,780
Central Japan Railway Co.	144	1,264,764
Dai Nippon Printing Co. Ltd.	39,000	408,822
Daikin Industries Ltd.	21,600	626,591
East Japan Railway Co.	24,600	1,503,191
Fanuc Ltd.	14,400	2,023,249
Furukawa Electric Co. Ltd.	72,000	198,962
ITOCHU Corp.	108,000	1,048,054
JS Group Corp.	21,600	611,738
Kajima Corp.	72,000	240,062
Kawasaki Heavy Industries Ltd.	144,000	373,638
Kintetsu Corp.[b]	72,000	272,756
Komatsu Ltd.	64,800	1,428,324
Kubota Corp.	72,000	587,545
Marubeni Corp.	144,000	820,135
Mitsubishi Corp.	100,800	2,081,910

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Mitsubishi Electric Corp.	144,000	$1,298,391
Mitsubishi Heavy Industries Ltd.	288,000	1,229,268
Mitsui & Co. Ltd.	115,200	1,694,821
Mitsui O.S.K. Lines Ltd.	77,000	299,689
NGK Insulators Ltd.	23,000	352,400
Nidec Corp.	7,200	589,414
Nippon Express Co. Ltd.	72,000	310,119
Nippon Yusen K.K.	104,000	284,691
NSK Ltd.	21,000	156,928
Obayashi Corp.	72,000	361,495
Odakyu Electric Railway Co. Ltd.	72,000	689,362
Secom Co. Ltd.	14,400	700,571
Shimizu Corp.	72,000	321,328
SMC Corp.	7,200	1,067,670
Sumitomo Corp.	86,400	1,083,923
Sumitomo Electric Industries Ltd.	50,400	599,595
Taisei Corp.	72,000	200,830
Tokyu Corp.	72,000	364,297
Toppan Printing Co. Ltd.	31,000	228,840
TOTO Ltd.	7,000	62,844
West Japan Railway Co.	14,400	620,239
Yamato Holdings Co. Ltd.	28,800	530,192

		27,702,398

MEXICO – 0.24%
Alfa SAB de CV Series Ab	36,000	376,120

		376,120

NETHERLANDS – 1.29%
Koninklijke Philips Electronics NV	78,048	1,418,916
PostNL NV	30,672	136,215
Randstad Holding NV	8,712	282,520
TNT Express NV	30,024	210,238

		2,047,889

NORWAY – 0.32%
Orkla ASA	66,168	507,728

		507,728

SINGAPORE – 0.54%
Keppel Corp. Ltd.	144,000	856,419

		856,419

SPAIN – 0.89%
Abertis Infraestructuras SA	23,665	368,316

Security	Shares	Value
Actividades de Construcciones y Servicios SA	12,960	$462,358
Ferrovial SA	32,400	373,460
Gamesa Corporacion Tecnologica SA	19,800	89,872
International Consolidated Airlines Group SA London[a]	51,192	122,092

		1,416,098

SWEDEN – 3.76%
Alfa Laval AB	28,656	455,612
Assa Abloy AB Class B	26,136	543,025
Atlas Copco AB Class A	51,120	916,233
Sandvik AB	82,656	962,768
Scania AB Class B	26,136	377,682
Securitas AB Class B	23,184	170,466
Skanska AB Class B	34,560	482,558
SKF AB Class B	32,976	628,485
Volvo AB Class A	34,272	343,059
Volvo AB Class B	110,088	1,093,956

		5,973,844

SWITZERLAND – 3.06%
ABB Ltd. Registered[a]	171,720	2,981,421
Adecco SA Registered[a]	10,368	412,871
Geberit AG Registered[a]	2,952	548,280
Kuehne & Nagel International AG Registered	3,312	374,847
SGS SA Registered	360	550,919

		4,868,338

UNITED KINGDOM – 4.63%
Aggreko PLC	19,949	506,237
BAE Systems PLC	247,392	1,030,140
Bunzl PLC	24,048	288,082
Capita Group PLC	43,848	482,585
Cobham PLC	82,872	225,663
Cookson Group PLC	21,744	146,669
Experian PLC	71,280	805,040
FirstGroup PLC	31,824	159,038
G4S PLC	97,128	403,987
Hays PLC	108,432	116,974
IMI PLC	24,624	272,351
Invensys PLC	62,640	220,044
Rentokil Initial PLC[a]	128,880	143,851
Rolls-Royce Group PLC[a]	138,600	1,284,671

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Serco Group PLC	34,632	$275,413
Smiths Group PLC	28,800	448,422
Wolseley PLC	22,032	551,546

		7,360,713

UNITED STATES – 49.59%
3M Co.	52,704	3,783,620
Avery Dennison Corp.	7,848	196,828
Boeing Co. (The)	54,936	3,324,177
C.H. Robinson Worldwide Inc.	11,880	813,424
Caterpillar Inc.	48,240	3,562,042
Cintas Corp.	8,784	247,182
CSX Corp.	80,712	1,506,893
Cummins Inc.	14,688	1,199,422
Danaher Corp.	42,120	1,766,513
Deere & Co.	31,104	2,008,385
Dover Corp.	14,256	664,330
Dun & Bradstreet Corp. (The)	3,384	207,304
Eaton Corp.	25,848	917,604
Emerson Electric Co.	55,728	2,302,124
Equifax Inc.	8,352	256,740
Expeditors International of Washington Inc.	15,048	610,196
Fastenal Co.[b]	22,608	752,394
FedEx Corp.	22,752	1,539,855
Flowserve Corp.	4,392	325,008
Fluor Corp.	13,320	620,046
General Dynamics Corp.	27,360	1,556,510
General Electric Co.	786,168	11,981,200
Goodrich Corp.	9,504	1,146,943
Honeywell International Inc.	57,960	2,545,024
Illinois Tool Works Inc.	36,864	1,533,542
Ingersoll-Rand PLC	24,912	699,778
Iron Mountain Inc.	14,976	473,541
ITT Corp.	13,680	574,560
Jacobs Engineering Group Inc.[a,b]	10,152	327,808
Joy Global Inc.	8,208	512,015
L-3 Communications Holdings Inc.	7,992	495,264
Lockheed Martin Corp.	20,736	1,506,263
Masco Corp.	29,952	213,258
Norfolk Southern Corp.	25,272	1,542,097
Northrop Grumman Corp.	21,024	1,096,612
PACCAR Inc.	27,936	944,796

Security	Shares	Value
Pall Corp.	9,288	$393,811
Parker Hannifin Corp.	11,880	749,984
Pitney Bowes Inc.	14,616	274,781
Precision Castparts Corp.	10,728	1,667,775
Quanta Services Inc.[a,b]	17,352	326,044
R.R. Donnelley & Sons Co.	14,400	203,328
Raytheon Co.	25,992	1,062,293
Republic Services Inc.	23,472	658,624
Robert Half International Inc.	11,376	241,399
Rockwell Automation Inc.	11,016	616,896
Rockwell Collins Inc.	11,664	615,393
Roper Industries Inc.	7,488	515,998
Ryder System Inc.	3,600	135,036
Snap-on Inc.	4,896	217,382
Southwest Airlines Co.	57,672	463,683
Stanley Black & Decker Inc.	12,600	618,660
Stericycle Inc.[a,b]	6,480	523,066
Textron Inc.	22,392	394,995
Tyco International Ltd.	35,064	1,428,858
Union Pacific Corp.	35,568	2,904,839
United Parcel Service Inc. Class B	72,000	4,546,800
United Technologies Corp.	67,392	4,741,701
W.W. Grainger Inc.	4,464	667,547
Waste Management Inc.	34,632	1,127,618

		78,849,809

TOTAL COMMON STOCKS (Cost: $194,465,103)		158,315,996

SHORT-TERM INVESTMENTS – 1.61%

MONEY MARKET FUNDS – 1.61%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[c,d,e]	2,341,803	2,341,803
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[c,d,e]	198,358	198,358
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	21,552	21,552

		2,561,713

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,561,713)		2,561,713

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2011

Value
TOTAL INVESTMENTS IN SECURITIES – 101.18% (Cost: $197,026,816)	$160,877,709

Other Assets, Less Liabilities – (1.18)%	(1,881,751)

NET ASSETS – 100.00%	$158,995,958

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 96.14%

AUSTRALIA – 12.74%
Alumina Ltd.	799,480	$1,149,982
Amcor Ltd.	386,216	2,601,269
BHP Billiton Ltd.	1,034,264	35,202,160
Fortescue Metals Group Ltd.	545,928	2,345,197
Iluka Resources Ltd.	136,528	1,659,972
Incitec Pivot Ltd.	529,920	1,684,146
Newcrest Mining Ltd.	246,560	8,166,651
Orica Ltd.	117,208	2,674,713
Rio Tinto Ltd.	140,208	8,421,376

		63,905,466

AUSTRIA – 0.21%
voestalpine AG	35,328	1,040,184

		1,040,184

BELGIUM – 0.66%
Solvay SA	19,320	1,840,437
Umicore	39,480	1,454,830

		3,295,267

BRAZIL – 0.40%
Companhia Siderurgica Nacional SA SP ADR	250,056	1,985,445

		1,985,445

CANADA – 14.15%
Agnico-Eagle Mines Ltd.	54,464	3,274,478
Agrium Inc.	50,968	3,411,562
Barrick Gold Corp.	321,632	15,157,955
Eldorado Gold Corp.	177,192	3,069,253
First Quantum Minerals Ltd.	154,376	2,066,643
Goldcorp Inc.	260,360	12,010,465
IAMGOLD Corp.	120,888	2,416,484
Inmet Mining Corp.	16,192	689,914
Kinross Gold Corp.	365,792	5,465,555
Potash Corp. of Saskatchewan Inc.	276,000	12,051,245
Silver Wheaton Corp.	114,264	3,392,667
Teck Resources Ltd. Class B	156,400	4,640,745
Yamana Gold Inc.	239,936	3,311,050

		70,958,016

CHILE – 0.71%
CAP SA	22,554	689,362
Empresas CMPC SA	358,960	1,210,305

Security	Shares	Value
Sociedad Quimica y Minera de Chile SA Series B	34,960	$1,676,357

		3,576,024

DENMARK – 0.45%
Novozymes A/S Class B	15,640	2,240,490

		2,240,490

FINLAND – 0.62%
Stora Enso OYJ Class R	196,880	1,168,089
UPM-Kymmene OYJ	167,808	1,919,387

		3,087,476

FRANCE – 3.52%
ArcelorMittal	296,792	4,810,327
L’Air Liquide SA	91,448	10,794,776
Lafarge SA	59,064	2,060,401

		17,665,504

GERMANY – 6.70%
BASF SE	296,792	18,351,318
HeidelbergCement AG	45,080	1,657,560
K+S AG	53,176	2,823,884
Linde AG	55,384	7,486,604
Salzgitter AG	12,144	590,725
ThyssenKrupp AG	107,272	2,669,123

		33,579,214

IRELAND – 0.72%
CRH PLC	230,736	3,605,042

		3,605,042

JAPAN – 8.46%
Asahi Kasei Corp.	401,000	2,439,920
JFE Holdings Inc.	165,600	3,388,054
JSR Corp.	55,200	963,923
Kobe Steel Ltd.	739,000	1,255,955
Kuraray Co. Ltd.	110,400	1,525,376
Mitsubishi Chemical Holdings Corp.	368,000	2,525,584
Mitsubishi Materials Corp.	368,000	911,884
Mitsui Chemicals Inc.	368,000	1,246,082
Mitsui Mining & Smelting Co. Ltd.	184,000	482,200
Nippon Paper Group Inc.	36,800	987,317
Nippon Steel Corp.	1,656,000	4,812,455
Nitto Denko Corp.	55,200	2,212,870
Oji Paper Co. Ltd.	368,000	2,038,609
Shin-Etsu Chemical Co. Ltd.	110,400	5,485,625

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Sumitomo Chemical Co. Ltd.	552,000	$2,155,579
Sumitomo Metal Industries Ltd.	1,104,000	2,320,291
Sumitomo Metal Mining Co. Ltd.	184,000	2,475,454
Teijin Ltd.	368,000	1,341,567
Toray Industries Inc.	425,000	3,016,022
Toyo Seikan Kaisha Ltd.	55,200	851,489

		42,436,256

MEXICO – 0.21%
Cemex SAB de CV CPO[a]	3,312,080	1,063,333

		1,063,333

NETHERLANDS – 1.19%
Akzo Nobel NV	75,624	3,381,313
Koninklijke DSM NV	58,880	2,597,102

		5,978,415

NORWAY – 0.74%
Norsk Hydro ASA	296,976	1,369,297
Yara International ASA	60,904	2,361,054

		3,730,351

PERU – 0.80%
Compania de Minas Buenaventura SA SP ADR	69,920	2,638,781
Southern Copper Corp.	54,280	1,356,457

		3,995,238

PORTUGAL – 0.07%
CIMPOR – Cimentos de Portugal SGPS SA	54,280	365,594

		365,594

SOUTH KOREA – 1.42%
POSCO	22,632	7,127,433

		7,127,433

SPAIN – 0.07%
Acerinox SAb	32,016	363,965

		363,965

SWEDEN – 0.84%
Boliden AB	89,608	937,412
Holmen AB Class B	16,008	401,121
SSAB AB Class A	59,800	448,400
Svenska Cellulosa AB Class B	195,960	2,406,631

		4,193,564

SWITZERLAND – 3.06%
Clariant AG Registered[a]	85,560	781,843

Security	Shares	Value
Givaudan SA Registered[a]	2,576	$2,016,444
Holcim Ltd. Registered[a]	84,824	4,547,978
Syngenta AG Registered[a]	30,544	8,020,196

		15,366,461

TAIWAN – 2.91%
China Steel Corp.	407,000	399,321
China Steel Corp. SP GDR[b]	171,655	3,364,438
Formosa Chemicals & Fibre Corp.	1,104,000	2,883,622
Formosa Plastics Corp.	1,472,000	3,946,264
Nan Ya Plastics Corp.	1,840,000	4,003,019

		14,596,664

UNITED KINGDOM – 13.28%
Anglo American PLC	426,880	14,822,707
BHP Billiton PLC	681,720	18,457,270
Johnson Matthey PLC	70,104	1,733,131
Lonmin PLC	49,315	807,409
Rexam PLC	273,056	1,322,039
Rio Tinto PLC	475,824	21,410,675
Xstrata PLC	629,464	8,048,592

		66,601,823

UNITED STATES – 22.21%
Air Products and Chemicals Inc.	68,816	5,255,478
Airgas Inc.	21,896	1,397,403
AK Steel Holding Corp.[b]	34,960	228,638
Alcoa Inc.	343,712	3,289,324
Allegheny Technologies Inc.	34,224	1,265,946
Ball Corp.	50,784	1,575,320
Bemis Co. Inc.	30,912	906,031
CF Industries Holdings Inc.	23,368	2,883,377
Cliffs Natural Resources Inc.	47,104	2,410,312
Dow Chemical Co. (The)	381,984	8,579,361
E.I. du Pont de Nemours and Co.	301,208	12,039,284
Eastman Chemical Co.	22,816	1,563,580
Ecolab Inc.[b]	74,888	3,661,274
FMC Corp.	23,368	1,616,131
Freeport-McMoRan Copper & Gold Inc.	305,992	9,317,456
International Flavors & Fragrances Inc.	26,128	1,468,916
International Paper Co.	140,208	3,259,836
MeadWestvaco Corp.	53,728	1,319,560
Monsanto Co.	172,776	10,373,471
Mosaic Co. (The)	89,240	4,370,083
Newmont Mining Corp.	158,976	9,999,590

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Nucor Corp.	100,096	$3,167,037
Owens-Illinois Inc.[a,b]	51,704	781,764
PPG Industries Inc.	50,968	3,601,399
Praxair Inc.	97,520	9,116,170
Sealed Air Corp.	49,680	829,656
Sherwin-Williams Co. (The)	28,336	2,105,932
Sigma-Aldrich Corp.	39,560	2,444,412
Titanium Metals Corp.	27,232	407,935
United States Steel Corp.[b]	46,000	1,012,460
Vulcan Materials Co.[b]	41,032	1,130,842

		111,377,978

TOTAL COMMON STOCKS (Cost: $602,070,921)		482,135,203

PREFERRED STOCKS – 3.27%

BRAZIL – 3.27%
Gerdau SA SP ADR	293,296	2,091,200
Vale SA Class A SP ADR[b]	680,800	14,296,800

		16,388,000

TOTAL PREFERRED STOCKS (Cost: $22,552,214)		16,388,000

SHORT-TERM INVESTMENTS – 1.21%

MONEY MARKET FUNDS – 1.21%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[c,d,e]	5,070,512	5,070,512
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[c,d,e]	429,489	429,489
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	569,534	569,534

		6,069,535

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,069,535)		6,069,535

Value
TOTAL INVESTMENTS IN SECURITIES – 100.62% (Cost: $630,692,670)	$504,592,738

Other Assets, Less Liabilities – (0.62)%	(3,125,579)

NET ASSETS – 100.00%	$501,467,159

CPO – Certificates of Participation (Ordinary)

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.91%

AUSTRALIA – 0.15%
Computershare Ltd.	99,620	$723,251

		723,251

CANADA – 0.38%
Research In Motion Ltd.[a]	86,190	1,766,728

		1,766,728

FINLAND – 0.83%
Nokia OYJ	678,300	3,866,000

		3,866,000

FRANCE – 0.83%
Alcatel-Lucent[a]	402,730	1,186,593
Cap Gemini SA	28,900	973,450
Dassault Systemes SA	12,070	862,024
STMicroelectronics NV	72,936	483,028
STMicroelectronics NV NYS	56,950	375,172

		3,880,267

GERMANY – 2.04%
Infineon Technologies AG	187,170	1,403,292
SAP AG	157,930	8,118,746

		9,522,038

JAPAN – 8.40%
Advantest Corp.	34,000	374,053
Canon Inc.	204,000	9,395,433
FUJIFILM Holdings Corp.	85,000	2,001,492
Fujitsu Ltd.	340,000	1,627,660
Hirose Electric Co. Ltd.	4,200	394,499
Hitachi Ltd.	850,000	4,289,699
Hoya Corp.	68,000	1,590,607
Keyence Corp.	5,600	1,554,748
Konica Minolta Holdings Inc.	85,000	589,971
Kyocera Corp.	34,000	2,884,795
Murata Manufacturing Co. Ltd.	34,000	1,863,648
NEC Corp.[a]	386,000	796,238
Nintendo Co. Ltd.	18,800	2,770,732
NTT Data Corp.	170	532,408
Ricoh Co. Ltd.	170,000	1,442,398
Rohm Co. Ltd.	17,000	895,433
TDK Corp.	21,200	751,681
Tokyo Electron Ltd.	34,000	1,570,317
Toshiba Corp.	680,000	2,823,041

Security	Shares	Value
Yahoo! Japan Corp.	3,230	$1,016,185

		39,165,038

NETHERLANDS – 0.60%
ASML Holding NV	79,560	2,783,927

		2,783,927

SOUTH KOREA – 4.00%
Samsung Electronics Co. Ltd.	12,710	9,062,773
Samsung Electronics Co. Ltd. SP GDR	27,060	9,603,594

		18,666,367

SWEDEN – 1.12%
Telefonaktiebolaget LM Ericsson Class B	537,540	5,216,365

		5,216,365

TAIWAN – 4.47%
Hon Hai Precision Industry Co. Ltd.	1,000,000	2,270,714
Hon Hai Precision Industry Co. Ltd. SP GDR[b]	310,696	1,407,453
HTC Corp.	173,000	3,888,597
MediaTek Inc.	173,000	1,915,915
Taiwan Semiconductor Manufacturing Co. Ltd.	2,250,000	5,168,171
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	467,320	5,341,467
United Microelectronics Corp.	2,304,350	862,004

		20,854,321

UNITED KINGDOM – 0.77%
ARM Holdings PLC	235,960	2,073,142
Logica PLC	294,440	362,585
Misys PLC[a]	63,580	212,947
Sage Group PLC (The)	233,750	933,644

		3,582,318

UNITED STATES – 76.32%
Accenture PLC Class A	115,090	6,062,941
Adobe Systems Inc.[a]	89,930	2,173,608
Advanced Micro Devices Inc.[a,c]	104,550	531,114
Akamai Technologies Inc.[a]	32,810	652,263
Altera Corp.	58,990	1,859,955
Amphenol Corp. Class A	27,710	1,129,737
Analog Devices Inc.	52,360	1,636,250
Apple Inc.[a]	164,050	62,532,579
Applied Materials Inc.	231,200	2,392,920
Autodesk Inc.[a,c]	41,480	1,152,314

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Automatic Data Processing Inc.	88,740	$4,184,091
BMC Software Inc.[a]	33,660	1,297,930
Broadcom Corp. Class Aa	80,240	2,671,190
CA Inc.	61,710	1,197,791
Cisco Systems Inc.	967,640	14,988,744
Citrix Systems Inc.[a,c]	35,020	1,909,641
Cognizant Technology Solutions Corp. Class Aa,c	56,440	3,538,788
Computer Sciences Corp.	22,780	611,643
Compuware Corp.[a]	39,610	303,413
Corning Inc.	273,190	3,376,628
Dell Inc.[a]	285,770	4,043,645
eBay Inc.[a]	203,320	5,995,907
Electronic Arts Inc.[a]	58,140	1,188,963
EMC Corp.[a,c]	368,730	7,739,643
F5 Networks Inc.[a]	14,620	1,038,751
Fidelity National Information Services Inc.	47,940	1,165,901
First Solar Inc.[a,c]	9,010	569,522
Fiserv Inc.[a]	26,180	1,329,159
FLIR Systems Inc.	26,180	655,809
Google Inc. Class Aa	44,540	22,910,485
Harris Corp.	21,760	743,539
Hewlett-Packard Co.	360,910	8,102,429
Intel Corp.	956,590	20,404,065
International Business Machines Corp.	215,390	37,699,712
Intuit Inc.[a]	53,550	2,540,412
Jabil Circuit Inc.	32,130	571,593
JDS Uniphase Corp.[a,c]	40,290	401,691
Juniper Networks Inc.[a,c]	97,240	1,678,362
KLA-Tencor Corp.	29,750	1,138,830
Lexmark International Inc. Class Aa,c	10,200	275,706
Linear Technology Corp.	39,610	1,095,217
LSI Corp.[a,c]	111,860	579,435
MasterCard Inc. Class A	18,360	5,823,058
MEMC Electronic Materials Inc.[a]	37,570	196,867
Microchip Technology Inc.	35,530	1,105,338
Micron Technology Inc.[a]	150,620	759,125
Microsoft Corp.	1,309,850	32,602,166
Molex Inc.[c]	23,120	470,954
Monster Worldwide Inc.[a]	18,870	135,487
Motorola Mobility Holdings Inc.[a]	52,700	1,991,006
Motorola Solutions Inc.	61,370	2,571,403

Security	Shares	Value
NetApp Inc.[a]	64,260	$2,180,984
Novellus Systems Inc.[a,c]	15,640	426,346
NVIDIA Corp.[a,c]	103,700	1,296,250
Oracle Corp.	693,260	19,924,292
Paychex Inc.	57,800	1,524,186
QUALCOMM Inc.	296,480	14,417,822
Red Hat Inc.[a,c]	35,020	1,479,945
SAIC Inc.[a,c]	41,820	493,894
Salesforce.com Inc.[a,c]	23,290	2,661,581
SanDisk Corp.[a]	42,330	1,708,015
Symantec Corp.[a]	137,870	2,247,281
Tellabs Inc.	60,520	259,631
Teradata Corp.[a,c]	31,790	1,701,719
Teradyne Inc.[a]	32,300	355,623
Texas Instruments Inc.	215,050	5,731,082
Total System Services Inc.	27,030	457,618
VeriSign Inc.	33,490	958,149
Visa Inc. Class A	88,910	7,621,365
Western Digital Corp.[a]	39,100	1,005,652
Western Union Co.	111,010	1,697,343
Xerox Corp.	228,140	1,590,136
Xilinx Inc.	50,490	1,385,446
Yahoo! Inc.[a]	226,950	2,986,662

		355,838,742

TOTAL COMMON STOCKS
(Cost: $515,780,866)		465,865,362

SHORT-TERM INVESTMENTS – 2.39%

MONEY MARKET FUNDS – 2.39%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[d,e,f]	10,108,235	10,108,235
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[d,e,f]	856,199	856,199
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[d,e]	160,993	160,993

		11,125,427

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,125,427)		11,125,427

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2011

Value

TOTAL INVESTMENTS IN SECURITIES – 102.30%
(Cost: $526,906,293)	$476,990,789

Other Assets, Less Liabilities – (2.30)%	(10,722,071)

NET ASSETS – 100.00%	$466,268,718

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.40%

AUSTRALIA – 3.44%
Telstra Corp. Ltd.	4,521,825	$13,623,767

		13,623,767

AUSTRIA – 0.30%
Telekom Austria AG	116,580	1,185,472

		1,185,472

BELGIUM – 0.44%
Belgacom SA	57,275	1,741,328

		1,741,328

CANADA – 5.57%
BCE Inc.	283,040	10,671,889
Rogers Communications Inc. Class B	160,660	5,530,324
TELUS Corp.	118,854	5,856,871

		22,059,084

CHINA – 4.72%
China Mobile Ltd.[a]	1,885,000	18,669,000

		18,669,000

FRANCE – 5.24%
France Telecom SA	701,365	11,574,565
Vivendi SA	445,005	9,155,966

		20,730,531

GERMANY – 3.21%
Deutsche Telekom AG Registered	1,073,435	12,718,653

		12,718,653

GREECE – 0.11%
Hellenic Telecommunications Organization SA SP ADR[a]	201,992	442,363

		442,363

ITALY – 0.97%
Telecom Italia SpA	3,488,990	3,836,226

		3,836,226

JAPAN – 8.30%
Nippon Telegraph and Telephone Corp.	290,000	14,033,472
NTT DoCoMo Inc.	5,075	9,329,625
SoftBank Corp.	319,000	9,485,573

		32,848,670

Security	Shares	Value
MEXICO – 5.78%
America Movil SAB de CV Series L	19,256,080	$21,317,130
Telefonos de Mexico SAB de CV Series L	2,044,500	1,535,990

		22,853,120

NETHERLANDS – 1.80%
Koninklijke KPN NV	537,370	7,138,516

		7,138,516

NORWAY – 1.10%
Telenor ASA	279,270	4,342,932

		4,342,932

PORTUGAL – 0.61%
Portugal Telecom SGPS SA Registered	326,685	2,410,723

		2,410,723

SINGAPORE – 1.61%
Singapore Telecommunications Ltd.	2,610,550	6,370,615

		6,370,615

SPAIN – 7.19%
Telefonica SA	1,469,865	28,447,804

		28,447,804

SWEDEN – 1.82%
Tele2 AB Class B	112,230	2,062,174
TeliaSonera AB	773,140	5,137,607

		7,199,781

SWITZERLAND – 0.88%
Swisscom AG Registered	8,555	3,492,452

		3,492,452

TAIWAN – 0.99%
Chunghwa Telecom Co. Ltd. SP ADR[a]	119,190	3,933,270

		3,933,270

UNITED KINGDOM – 14.26%
BT Group PLC	2,811,985	7,608,946
Cable & Wireless Communications PLC	901,175	522,934
Cable & Wireless Worldwide PLC	937,570	452,769
Vodafone Group PLC	18,469,375	47,832,767

		56,417,416

UNITED STATES – 31.06%
American Tower Corp. Class Ab	143,840	7,738,592
AT&T Inc.	2,152,525	61,390,013
CenturyLink Inc.	223,445	7,400,498

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Frontier Communications Corp.	358,440	$2,190,068
MetroPCS Communications Inc.[a,b]	104,835	913,113
Sprint Nextel Corp.[b]	1,081,990	3,289,250
Verizon Communications Inc.	1,028,485	37,848,248
Windstream Corp.	183,715	2,142,117

		122,911,899

TOTAL COMMON STOCKS
(Cost: $457,975,316)		393,373,622

PREFERRED STOCKS – 0.23%

BRAZIL – 0.23%
Tele Norte Leste Participacoes SA SP ADR	95,265	907,876

		907,876

TOTAL PREFERRED STOCKS
(Cost: $1,533,034)		907,876

SHORT-TERM INVESTMENTS – 5.75%

MONEY MARKET FUNDS – 5.75%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[c,d,e]	20,652,650	20,652,650
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[c,d,e]	1,749,345	1,749,345
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	369,111	369,111

		22,771,106

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,771,106)		22,771,106

TOTAL INVESTMENTS IN SECURITIES – 105.38%
(Cost: $482,279,456)		417,052,604

Other Assets, Less Liabilities – (5.38)%		(21,284,931)

NET ASSETS – 100.00%		$395,767,673

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 98.55%

AUSTRALIA – 0.73%
AGL Energy Ltd.	122,976	$1,709,142

		1,709,142

BRAZIL – 0.30%
Centrais Eletricas Brasileiras SA SP ADR	79,968	701,319

		701,319

CANADA – 1.24%
Fortis Inc.	50,064	1,582,081
TransAlta Corp.	59,920	1,311,622

		2,893,703

CHILE – 0.99%
Empresa Nacional de Electricidad SA SP ADR[a]	29,011	1,257,337
Enersis SA SP ADR	62,552	1,057,754

		2,315,091

FINLAND – 1.19%
Fortum OYJ	117,376	2,787,456

		2,787,456

FRANCE – 7.30%
Electricite de France	77,280	2,261,405
GDF Suez	386,624	11,640,379
Suez Environnement SA	78,288	1,097,658
Veolia Environnement	140,896	2,092,675

		17,092,117

GERMANY – 6.79%
E.ON AG	536,928	11,782,083
RWE AG	110,656	4,115,510

		15,897,593

HONG KONG – 4.30%
CLP Holdings Ltd.	515,000	4,667,234
Hong Kong and China Gas Co. Ltd. (The)[a]	1,232,885	2,790,511
Power Assets Holdings Ltd.	340,000	2,613,957

		10,071,702

ITALY – 4.78%
Enel SpA	1,734,208	7,729,587
Snam Rete Gas SpA	473,760	2,199,328
Terna SpA	341,152	1,272,472

		11,201,387

Security	Shares	Value
JAPAN – 6.17%
Chubu Electric Power Co. Inc.	168,000	$3,186,507
Kansai Electric Power Co. Inc. (The)	190,400	3,329,777
Kyushu Electric Power Co. Inc.	112,000	1,820,654
Osaka Gas Co. Ltd.	480,000	2,005,189
Tokyo Electric Power Co. Inc. (The)[b]	392,000	1,220,550
Tokyo Gas Co. Ltd.	616,000	2,885,003

		14,447,680

PORTUGAL – 0.94%
Energias de Portugal SA	704,928	2,189,532

		2,189,532

SOUTH KOREA – 0.48%
Korea Electric Power Corp. SP ADR[b]	131,778	1,120,113

		1,120,113

SPAIN – 5.03%
Acciona SA	6,944	593,012
Enagas SA	51,296	950,458
Gas Natural SDG SA	84,560	1,449,944
Iberdrola SA	1,095,808	7,455,616
Red Electrica Corporacion SA	28,896	1,326,702

		11,775,732

UNITED KINGDOM – 11.50%
Centrica PLC	1,383,648	6,416,765
Drax Group PLC	97,776	730,962
International Power PLC	408,800	1,953,790
National Grid PLC	952,448	9,473,573
Scottish & Southern Energy PLC	250,880	5,061,130
Severn Trent PLC	63,728	1,529,835
United Utilities Group PLC	182,336	1,772,428

		26,938,483

UNITED STATES – 46.81%
AES Corp. (The)[a,b]	177,968	1,736,968
Ameren Corp.	65,072	1,937,193
American Electric Power Co. Inc.	129,360	4,918,267
CenterPoint Energy Inc.	114,016	2,236,994
CMS Energy Corp.	67,760	1,340,970
Consolidated Edison Inc.	78,288	4,463,982
Constellation Energy Group Inc.	54,096	2,058,894
Dominion Resources Inc.	152,544	7,744,659
DTE Energy Co.	45,472	2,229,037
Duke Energy Corp.	356,608	7,128,594

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2011

Security	Shares	Value
Edison International	87,472	$3,345,804
Entergy Corp.	47,712	3,162,828
Exelon Corp.	177,856	7,578,444
FirstEnergy Corp.	112,336	5,045,010
Integrys Energy Group Inc.	20,832	1,012,852
NextEra Energy Inc.	113,344	6,122,843
Nicor Inc.	12,096	665,401
NiSource Inc.	75,152	1,606,750
Northeast Utilities	47,264	1,590,433
NRG Energy Inc.[b]	65,184	1,382,553
ONEOK Inc.	27,776	1,834,327
Pepco Holdings Inc.	60,704	1,148,520
PG&E Corp.	108,080	4,572,865
Pinnacle West Capital Corp.	29,344	1,260,031
PPL Corp.	155,008	4,423,928
Progress Energy Inc.	78,848	4,078,018
Public Service Enterprise Group Inc.	135,856	4,533,515
SCANA Corp.	31,024	1,254,921
Sempra Energy	64,512	3,322,368
Southern Co.	229,600	9,728,152
TECO Energy Inc.	58,128	995,733
Wisconsin Energy Corp.	62,496	1,955,500
Xcel Energy Inc.	129,696	3,202,194

		109,618,548

TOTAL COMMON STOCKS (Cost: $293,372,429)		230,759,598

PREFERRED STOCKS – 0.87%

BRAZIL – 0.87%
Companhia Energetica de Minas Gerais SP ADR	103,040	1,529,113
Companhia Paranaense de Energia Class B SP ADR	27,552	501,722

		2,030,835

TOTAL PREFERRED STOCKS (Cost: $2,153,895)		2,030,835

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.66%

MONEY MARKET FUNDS – 0.66%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[c,d,e]	1,177,580	$1,177,580
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[c,d,e]	99,745	99,745
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	273,454	273,454

		1,550,779

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,550,779)		1,550,779

TOTAL INVESTMENTS IN SECURITIES – 100.08% (Cost: $297,077,103)		234,341,212

Other Assets, Less Liabilities – (0.08)%		(177,471)

NET ASSETS – 100.00%		$234,163,741

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2011

	iShares S&P Global Consumer Discretionary Sector Index Fund	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$118,384,125	$378,752,934	$1,050,372,939
Affiliated (Note 2)	2,429,036	1,710,865	12,313,793

Total cost of investments	$120,813,161	$380,463,799	$1,062,686,732

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$119,402,585	$385,430,988	$906,520,368
Affiliated (Note 2)	2,429,036	1,710,865	12,313,793

Total fair value of investments	121,831,621	387,141,853	918,834,161
Foreign currencies, at value[b]	95,593	714,694	1,317,893
Receivables:
Investment securities sold	–	–	591,982
Dividends and interest	258,786	1,779,560	999,904

Total Assets	122,186,000	389,636,107	921,743,940

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	2,384,643	1,510,940	12,025,550
Securities related to in-kind transactions (Note 4)	–	–	591,982
Investment advisory fees (Note 2)	49,311	155,032	389,159

Total Liabilities	2,433,954	1,665,972	13,006,691

NET ASSETS	$119,752,046	$387,970,135	$908,737,249

Net assets consist of:
Paid-in capital	$114,967,538	$383,572,834	$1,045,170,349
Undistributed net investment income	375,801	2,960,631	7,034,934
Undistributed net realized gain (accumulated net realized loss)	3,395,352	(5,249,614)	402,837
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,013,355	6,686,284	(143,870,871)

NET ASSETS	$119,752,046	$387,970,135	$908,737,249

Shares outstanding[c]	2,550,000	6,250,000	27,300,000

Net asset value per share	$46.96	$62.08	$33.29

[a]	Securities on loan with values of $2,329,909, $1,456,603 and $11,694,058, respectively. See Note 5.
[b]	Cost of foreign currencies: $97,607, $723,328 and $1,326,823, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

	iShares S&P Global Financials Sector Index Fund	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$256,893,318	$555,726,577	$194,465,103
Affiliated (Note 2)	5,134,816	11,730,490	2,561,713

Total cost of investments	$262,028,134	$567,457,067	$197,026,816

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$147,104,051	$493,644,440	$158,315,996
Affiliated (Note 2)	4,515,772	11,730,490	2,561,713

Total fair value of investments	151,619,823	505,374,930	160,877,709
Foreign currencies, at value[b]	194,812	128,564	172,353
Receivables:
Dividends and interest	702,493	2,136,006	551,826

Total Assets	152,517,128	507,639,500	161,601,888

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	2,828,403	11,399,858	2,540,161
Investment advisory fees (Note 2)	62,372	199,027	65,769

Total Liabilities	2,890,775	11,598,885	2,605,930

NET ASSETS	$149,626,353	$496,040,615	$158,995,958

Net assets consist of:
Paid-in capital	$350,802,550	$587,152,500	$202,713,728
Undistributed net investment income	670,594	2,145,481	929,200
Accumulated net realized loss	(91,416,702)	(31,226,638)	(8,490,804)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(110,430,089)	(62,030,728)	(36,156,166)

NET ASSETS	$149,626,353	$496,040,615	$158,995,958

Shares outstanding[c]	4,300,000	9,500,000	3,600,000

Net asset value per share	$34.80	$52.21	$44.17

[a]	Securities on loan with values of $2,739,679, $11,126,980 and $2,457,111, respectively. See Note 5.
[b]	Cost of foreign currencies: $197,559, $130,104 and $175,625, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Technology Sector Index Fund	iShares S&P Global Telecommunications Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$624,623,135	$515,780,866	$459,508,350
Affiliated (Note 2)	6,069,535	11,125,427	22,771,106

Total cost of investments	$630,692,670	$526,906,293	$482,279,456

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$498,523,203	$465,865,362	$394,281,498
Affiliated (Note 2)	6,069,535	11,125,427	22,771,106

Total fair value of investments	504,592,738	476,990,789	417,052,604
Foreign currencies, at value[b]	1,355,376	71,803	794,259
Receivables:
Dividends and interest	1,241,524	421,443	1,123,949

Total Assets	507,189,638	477,484,035	418,970,812

LIABILITIES
Payables:
Investment securities purchased	–	62,278	643,701
Collateral for securities on loan (Note 5)	5,500,001	10,964,434	22,401,995
Investment advisory fees (Note 2)	222,478	188,605	157,443

Total Liabilities	5,722,479	11,215,317	23,203,139

NET ASSETS	$501,467,159	$466,268,718	$395,767,673

Net assets consist of:
Paid-in capital	$649,787,928	$535,161,864	$486,458,845
Undistributed net investment income	3,715,718	1,768,325	4,312,875
Accumulated net realized loss	(25,916,195)	(20,740,292)	(29,766,361)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(126,120,292)	(49,921,179)	(65,237,686)

NET ASSETS	$501,467,159	$466,268,718	$395,767,673

Shares outstanding[c]	9,200,000	8,500,000	7,250,000

Net asset value per share	$54.51	$54.86	$54.59

[a]	Securities on loan with values of $5,355,900, $10,687,889 and $21,388,799, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,368,962, $74,124 and $800,310, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

iShares S&P Global Utilities Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$295,526,324
Affiliated (Note 2)	1,550,779

Total cost of investments	$297,077,103

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$232,790,433
Affiliated (Note 2)	1,550,779

Total fair value of investments	234,341,212
Foreign currencies, at value[b]	122,769
Receivables:
Dividends and interest	1,067,335

Total Assets	235,531,316

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	1,277,325
Investment advisory fees (Note 2)	90,250

Total Liabilities	1,367,575

NET ASSETS	$234,163,741

Net assets consist of:
Paid-in capital	$321,509,875
Undistributed net investment income	2,686,375
Accumulated net realized loss	(27,276,654)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(62,755,855)

NET ASSETS	$234,163,741

Shares outstanding[c]	5,600,000

Net asset value per share	$41.81

[a]	Securities on loan with a value of $1,239,520. See Note 5.
[b]	Cost of foreign currencies: $124,385.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P Global Consumer Discretionary Sector Index Fund	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$1,752,057	$6,327,073	$18,852,846
Interest – affiliated (Note 2)	12	25	93
Securities lending income – affiliated (Note 2)	13,663	50,148	15,990

Total investment income	1,765,732	6,377,246	18,868,929

EXPENSES
Investment advisory fees (Note 2)	347,438	875,229	3,080,951

Total expenses	347,438	875,229	3,080,951

Net investment income	1,418,294	5,502,017	15,787,978

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(1,956,328)	(330,902)	(3,363,994)
In-kind redemptions – unaffiliated	9,411,187	–	61,155,241
Foreign currency transactions	(12)	(23,906)	(72,884)

Net realized gain (loss)	7,454,847	(354,808)	57,718,363

Net change in unrealized appreciation/depreciation on:
Investments	(29,864,963)	(10,215,413)	(402,806,699)
Translation of assets and liabilities in foreign currencies	(6,565)	(23,271)	(23,573)

Net change in unrealized appreciation/depreciation	(29,871,528)	(10,238,684)	(402,830,272)

Net realized and unrealized loss	(22,416,681)	(10,593,492)	(345,111,909)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,998,387)	$(5,091,475)	$(329,323,931)

[a]	Net of foreign withholding tax of $141,031, $368,190 and $1,521,099, respectively.

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P Global Financials Sector Index Fund	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$4,282,831	$6,331,157	$3,383,011
Dividends – affiliated (Note 2)	32,120	–	–
Interest – affiliated (Note 2)	13	43	18
Securities lending income – affiliated (Note 2)	30,959	8,597	18,272

Total investment income	4,345,923	6,339,797	3,401,301

EXPENSES
Investment advisory fees (Note 2)	571,146	1,267,225	541,986

Total expenses	571,146	1,267,225	541,986

Net investment income	3,774,777	5,072,572	2,859,315

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(9,038,405)	(3,245,493)	(2,441,624)
Investments – affiliated (Note 2)	(13,498)	–	–
In-kind redemptions – unaffiliated	(136,329)	2,579,851	7,852,905
In-kind redemptions – affiliated (Note 2)	(51,612)	–	–
Foreign currency transactions	39,391	(1,982)	(590)

Net realized gain (loss)	(9,200,453)	(667,624)	5,410,691

Net change in unrealized appreciation/depreciation on:
Investments	(60,312,146)	(20,501,724)	(62,461,717)
Translation of assets and liabilities in foreign currencies	(34,556)	(22,050)	(8,301)

Net change in unrealized appreciation/depreciation	(60,346,702)	(20,523,774)	(62,470,018)

Net realized and unrealized loss	(69,547,155)	(21,191,398)	(57,059,327)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(65,772,378)	$(16,118,826)	$(54,200,012)

[a]	Net of foreign withholding tax of $314,335, $252,102 and $198,130, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Technology Sector Index Fund	iShares S&P Global Telecommunications Sector Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$9,732,912	$4,619,658	$14,554,285
Interest – affiliated (Note 2)	42	30	46
Securities lending income – affiliated (Note 2)	57,257	46,336	12,102

	9,790,211	4,666,024	14,566,433
Less: Other foreign taxes (Note 1)	(25,783)	(13,522)	–

Total investment income	9,764,428	4,652,502	14,566,433

EXPENSES
Investment advisory fees (Note 2)	1,751,570	1,338,921	995,483

Total expenses	1,751,570	1,338,921	995,483

Net investment income	8,012,858	3,313,581	13,570,950

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(16,040,932)	(7,996,452)	(10,843,727)
In-kind redemptions – unaffiliated	36,386,854	14,162,578	1,762,098
Foreign currency transactions	(40,851)	33,005	(26,208)

Net realized gain (loss)	20,305,071	6,199,131	(9,107,837)

Net change in unrealized appreciation/depreciation on:
Investments	(217,412,026)	(77,656,195)	(42,718,003)
Translation of assets and liabilities in foreign currencies	(54,343)	(32,904)	(16,762)

Net change in unrealized appreciation/depreciation	(217,466,369)	(77,689,099)	(42,734,765)

Net realized and unrealized loss	(197,161,298)	(71,489,968)	(51,842,602)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(189,148,440)	$(68,176,387)	$(38,271,652)

[a]	Net of foreign withholding tax of $832,865, $366,457 and $1,139,975, respectively.

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

iShares S&P Global Utilities Sector Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$7,572,925
Interest – affiliated (Note 2)	25
Securities lending income – affiliated (Note 2)	5,951

Total investment income	7,578,901

EXPENSES
Investment advisory fees (Note 2)	595,534

Total expenses	595,534

Net investment income	6,983,367

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(4,170,988)
In-kind redemptions – unaffiliated	617,240
Foreign currency transactions	(5,473)

Net realized loss	(3,559,221)

Net change in unrealized appreciation/depreciation on:
Investments	(19,424,710)
Translation of assets and liabilities in foreign currencies	(19,513)

Net change in unrealized appreciation/depreciation	(19,444,223)

Net realized and unrealized loss	(23,003,444)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,020,077)

[a]	Net of foreign withholding tax of $603,769.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global Consumer Discretionary Sector Index Fund		iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,418,294	$1,395,004	$5,502,017	$7,861,442
Net realized gain (loss)	7,454,847	1,568,083	(354,808)	12,618,614
Net change in unrealized appreciation/depreciation	(29,871,528)	14,993,871	(10,238,684)	7,510,234

Net increase (decrease) in net assets resulting from operations	(20,998,387)	17,956,958	(5,091,475)	27,990,290

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,278,979)	(1,282,565)	(4,660,567)	(7,774,887)

Total distributions to shareholders	(1,278,979)	(1,282,565)	(4,660,567)	(7,774,887)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,655,350	30,848,430	84,673,246	29,515,984
Cost of shares redeemed	(25,005,291)	(4,667,326)	–	(80,298,858)

Net increase (decrease) in net assets from capital share transactions	5,650,059	26,181,104	84,673,246	(50,782,874)

INCREASE (DECREASE) IN NET ASSETS	(16,627,307)	42,855,497	74,921,204	(30,567,471)

NET ASSETS
Beginning of period	136,379,353	93,523,856	313,048,931	343,616,402

End of period	$119,752,046	$136,379,353	$387,970,135	$313,048,931

Undistributed net investment income included in net assets at end of period	$375,801	$236,486	$2,960,631	$2,119,181

SHARES ISSUED AND REDEEMED
Shares sold	550,000	600,000	1,300,000	500,000
Shares redeemed	(500,000)	(100,000)	–	(1,400,000)

Net increase (decrease) in shares outstanding	50,000	500,000	1,300,000	(900,000)

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Energy Sector Index Fund		iShares S&P Global Financials Sector Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,787,978	$23,629,373	$3,774,777	$5,814,998
Net realized gain (loss)	57,718,363	37,036,745	(9,200,453)	(9,876,642)
Net change in unrealized appreciation/depreciation	(402,830,272)	284,269,607	(60,346,702)	11,754,418

Net increase (decrease) in net assets resulting from operations	(329,323,931)	344,935,725	(65,772,378)	7,692,774

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,044,120)	(22,832,560)	(4,014,414)	(5,715,184)

Total distributions to shareholders	(14,044,120)	(22,832,560)	(4,014,414)	(5,715,184)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,044,984	299,220,744	8,968,170	46,576,947
Cost of shares redeemed	(287,120,077)	(185,267,874)	(85,862,812)	(73,612,392)

Net increase (decrease) in net assets from capital share transactions	(262,075,093)	113,952,870	(76,894,642)	(27,035,445)

INCREASE (DECREASE) IN NET ASSETS	(605,443,144)	436,056,035	(146,681,434)	(25,057,855)

NET ASSETS
Beginning of period	1,514,180,393	1,078,124,358	296,307,787	321,365,642

End of period	$908,737,249	$1,514,180,393	$149,626,353	$296,307,787

Undistributed net investment income included in net assets at end of period	$7,034,934	$5,291,076	$670,594	$910,231

SHARES ISSUED AND REDEEMED
Shares sold	600,000	8,250,000	200,000	1,100,000
Shares redeemed	(7,500,000)	(4,650,000)	(2,050,000)	(1,750,000)

Net increase (decrease) in shares outstanding	(6,900,000)	3,600,000	(1,850,000)	(650,000)

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Industrials Sector Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,072,572	$10,954,554	$2,859,315	$3,394,864
Net realized gain (loss)	(667,624)	(1,592,584)	5,410,691	11,819
Net change in unrealized appreciation/depreciation	(20,523,774)	8,259,153	(62,470,018)	32,647,685

Net increase (decrease) in net assets resulting from operations	(16,118,826)	17,621,123	(54,200,012)	36,054,368

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,514,432)	(11,113,537)	(2,949,736)	(3,139,316)

Total distributions to shareholders	(7,514,432)	(11,113,537)	(2,949,736)	(3,139,316)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	69,381,377	2,635,853	20,221,813	35,063,265
Cost of shares redeemed	(29,330,637)	(119,811,694)	(43,193,393)	(20,159,894)

Net increase (decrease) in net assets from capital share transactions	40,050,740	(117,175,841)	(22,971,580)	14,903,371

INCREASE (DECREASE) IN NET ASSETS	16,417,482	(110,668,255)	(80,121,328)	47,818,423

NET ASSETS
Beginning of period	479,623,133	590,291,388	239,117,286	191,298,863

End of period	$496,040,615	$479,623,133	$158,995,958	$239,117,286

Undistributed net investment income included in net assets at end of period	$2,145,481	$4,587,341	$929,200	$1,019,621

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	50,000	350,000	650,000
Shares redeemed	(550,000)	(2,450,000)	(900,000)	(450,000)

Net increase (decrease) in shares outstanding	650,000	(2,400,000)	(550,000)	200,000

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Materials Sector Index Fund		iShares S&P Global Technology Sector Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,012,858	$14,202,831	$3,313,581	$4,067,560
Net realized gain	20,305,071	75,392,339	6,199,131	7,516,978
Net change in unrealized appreciation/depreciation	(217,466,369)	44,462,121	(77,689,099)	34,712,945

Net increase (decrease) in net assets resulting from operations	(189,148,440)	134,057,291	(68,176,387)	46,297,483

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,465,201)	(14,020,688)	(2,302,774)	(3,902,526)

Total distributions to shareholders	(7,465,201)	(14,020,688)	(2,302,774)	(3,902,526)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,769,255	135,129,684	–	84,983,934
Cost of shares redeemed	(142,554,770)	(334,166,264)	(72,626,853)	(47,210,897)

Net increase (decrease) in net assets from capital share transactions	(134,785,515)	(199,036,580)	(72,626,853)	37,773,037

INCREASE (DECREASE) IN NET ASSETS	(331,399,156)	(78,999,977)	(143,106,014)	80,167,994

NET ASSETS
Beginning of period	832,866,315	911,866,292	609,374,732	529,206,738

End of period	$501,467,159	$832,866,315	$466,268,718	$609,374,732

Undistributed net investment income included in net assets at end of period	$3,715,718	$3,168,061	$1,768,325	$757,518

SHARES ISSUED AND REDEEMED
Shares sold	100,000	1,950,000	–	1,450,000
Shares redeemed	(2,100,000)	(5,100,000)	(1,250,000)	(850,000)

Net increase (decrease) in shares outstanding	(2,000,000)	(3,150,000)	(1,250,000)	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Utilities Sector Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,570,950	$15,790,591	$6,983,367	$9,512,960
Net realized loss	(9,107,837)	(5,044,671)	(3,559,221)	(14,099,646)
Net change in unrealized appreciation/depreciation	(42,734,765)	59,008,507	(19,444,223)	11,918,165

Net increase (decrease) in net assets resulting from operations	(38,271,652)	69,754,427	(16,020,077)	7,331,479

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,815,839)	(15,108,449)	(6,309,495)	(9,540,113)

Total distributions to shareholders	(11,815,839)	(15,108,449)	(6,309,495)	(9,540,113)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	32,152,830	117,372,642	12,822,494	46,777,135
Cost of shares redeemed	(14,448,162)	(37,720,537)	(10,402,465)	(45,047,689)

Net increase in net assets from capital share transactions	17,704,668	79,652,105	2,420,029	1,729,446

INCREASE (DECREASE) IN NET ASSETS	(32,382,823)	134,298,083	(19,909,543)	(479,188)

NET ASSETS
Beginning of period	428,150,496	293,852,413	254,073,284	254,552,472

End of period	$395,767,673	$428,150,496	$234,163,741	$254,073,284

Undistributed net investment income included in net assets at end of period	$4,312,875	$2,557,764	$2,686,375	$2,012,503

SHARES ISSUED AND REDEEMED
Shares sold	550,000	2,100,000	300,000	1,050,000
Shares redeemed	(250,000)	(700,000)	(250,000)	(1,050,000)

Net increase in shares outstanding	300,000	1,400,000	50,000	–

See notes to financial statements.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Discretionary Sector Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$54.55	$46.76	$29.26	$50.02	$58.91	$51.03

Income from investment operations:
Net investment income[b]	0.53	0.63	0.54	0.79	0.87	0.37
Net realized and unrealized gain (loss)[c]	(7.63)	7.73	17.53	(20.47)	(8.91)	7.71

Total from investment operations	(7.10)	8.36	18.07	(19.68)	(8.04)	8.08

Less distributions from:
Net investment income	(0.49)	(0.57)	(0.57)	(1.08)	(0.85)	(0.20)

Total distributions	(0.49)	(0.57)	(0.57)	(1.08)	(0.85)	(0.20)

Net asset value, end of period	$46.96	$54.55	$46.76	$29.26	$50.02	$58.91

Total return	(13.14)%[d]	18.02%	62.24%	(39.94)%	(13.77)%	15.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$119,752	$136,379	$93,524	$55,598	$30,013	$32,398
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.96%	1.28%	1.35%	2.19%	1.52%	1.19%
Portfolio turnover rate[f]	6%	4%	8%	7%	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$63.24	$58.74	$41.79	$60.58	$55.60	$50.56

Income from investment operations:
Net investment income[b]	0.99	1.48	1.35	1.27	1.12	0.47
Net realized and unrealized gain (loss)[c]	(1.28)	4.47	16.85	(18.89)	4.22	4.85

Total from investment operations	(0.29)	5.95	18.20	(17.62)	5.34	5.32

Less distributions from:
Net investment income	(0.87)	(1.45)	(1.25)	(1.17)	(0.36)	(0.28)

Total distributions	(0.87)	(1.45)	(1.25)	(1.17)	(0.36)	(0.28)

Net asset value, end of period	$62.08	$63.24	$58.74	$41.79	$60.58	$55.60

Total return	(0.54)%[d]	10.37%	44.05%	(29.44)%	9.59%	10.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$387,970	$313,049	$343,616	$248,656	$308,953	$30,579
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.02%	2.50%	2.59%	2.47%	1.89%	1.64%
Portfolio turnover rate[f]	2%	4%	6%	10%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]
Net asset value, beginning of period	$44.27	$35.23	$26.59	$43.24	$37.09	$33.85

Income from investment operations:
Net investment income[b]	0.50	0.72	0.85	0.84	1.02	0.62
Net realized and unrealized gain (loss)[c]	(11.04)	9.04	8.54	(16.70)	6.06	3.22

Total from investment operations	(10.54)	9.76	9.39	(15.86)	7.08	3.84

Less distributions from:
Net investment income	(0.44)	(0.72)	(0.75)	(0.79)	(0.93)	(0.60)

Total distributions	(0.44)	(0.72)	(0.75)	(0.79)	(0.93)	(0.60)

Net asset value, end of period	$33.29	$44.27	$35.23	$26.59	$43.24	$37.09

Total return	(23.99)%[d]	28.27%	35.56%	(37.15)%	18.87%	11.37%

Ratios/Supplemental data:
Net assets, end of period (000s)	$908,737	$1,514,180	$1,078,124	$474,549	$933,902	$756,675
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets[e]	2.46%	2.00%	2.55%	2.22%	2.34%	1.73%
Portfolio turnover rate[f]	2%	5%	5%	8%	6%	10%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$48.18	$47.26	$26.89	$70.00	$89.23	$78.83

Income from investment operations:
Net investment income[a]	0.70	0.92	0.79	1.84	2.43	1.81
Net realized and unrealized gain (loss)[b]	(13.34)	0.97	20.41	(42.94)	(18.88)	9.80

Total from investment operations	(12.64)	1.89	21.20	(41.10)	(16.45)	11.61

Less distributions from:
Net investment income	(0.74)	(0.97)	(0.83)	(2.01)	(2.78)	(1.21)

Total distributions	(0.74)	(0.97)	(0.83)	(2.01)	(2.78)	(1.21)

Net asset value, end of period	$34.80	$48.18	$47.26	$26.89	$70.00	$89.23

Total return	(26.58)%[c]	4.24%	79.47%	(59.97)%	(18.81)%	14.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$149,626	$296,308	$321,366	$133,105	$238,009	$321,231
Ratio of expenses to average net assets[d,e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets[d]	3.17%	2.04%	1.85%	3.88%	2.85%	2.13%
Portfolio turnover rate[f]	4%	7%	11%	11%	9%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current period presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$54.19	$52.47	$39.99	$52.71	$57.59	$53.67

Income from investment operations:
Net investment income[a]	0.54	1.13	1.02	0.98	0.96	0.82
Net realized and unrealized gain (loss)[b]	(1.72)	1.73	12.48	(12.68)	(4.84)	3.59

Total from investment operations	(1.18)	2.86	13.50	(11.70)	(3.88)	4.41

Less distributions from:
Net investment income	(0.80)	(1.14)	(1.02)	(1.02)	(1.00)	(0.49)

Total distributions	(0.80)	(1.14)	(1.02)	(1.02)	(1.00)	(0.49)

Net asset value, end of period	$52.21	$54.19	$52.47	$39.99	$52.71	$57.59

Total return	(2.32)%[c]	5.70%	34.21%	(22.52)%	(6.91)%	8.22%

Ratios/Supplemental data:
Net assets, end of period (000s)	$496,041	$479,623	$590,291	$451,867	$622,035	$800,486
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets[d]	1.92%	2.25%	2.15%	2.06%	1.64%	1.46%
Portfolio turnover rate[e]	4%	6%	5%	8%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$57.62	$48.43	$29.41	$59.63	$58.25	$50.25

Income from investment operations:
Net investment income[b]	0.68	0.87	0.77	1.14	0.99	0.48
Net realized and unrealized gain (loss)[c]	(13.47)	9.12	19.04	(30.06)	0.77	7.81

Total from investment operations	(12.79)	9.99	19.81	(28.92)	1.76	8.29

Less distributions from:
Net investment income	(0.66)	(0.80)	(0.79)	(1.30)	(0.38)	(0.29)

Total distributions	(0.66)	(0.80)	(0.79)	(1.30)	(0.38)	(0.29)

Net asset value, end of period	$44.17	$57.62	$48.43	$29.41	$59.63	$58.25

Total return	(22.42)%[d]	20.92%	68.18%	(49.24)%	2.99%	16.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$158,996	$239,117	$191,299	$44,109	$175,897	$17,474
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.53%	1.75%	1.81%	2.42%	1.58%	1.60%
Portfolio turnover rate[f]	3%	6%	5%	8%	11%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$74.36	$63.54	$37.01	$75.87	$62.33	$48.72

Income from investment operations:
Net investment income[b]	0.77	1.14	0.62	1.16	1.05	0.66
Net realized and unrealized gain (loss)[c]	(19.91)	10.88	26.37	(38.98)	12.97	13.11

Total from investment operations	(19.14)	12.02	26.99	(37.82)	14.02	13.77

Less distributions from:
Net investment income	(0.71)	(1.20)	(0.46)	(1.04)	(0.48)	(0.16)

Total distributions	(0.71)	(1.20)	(0.46)	(1.04)	(0.48)	(0.16)

Net asset value, end of period	$54.51	$74.36	$63.54	$37.01	$75.87	$62.33

Total return	(25.96)%[d]	19.21%	73.22%	(50.23)%	22.49%	28.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$501,467	$832,866	$911,866	$155,428	$390,749	$74,791
Ratio of expenses to average net assets[e,f]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.20%	1.78%	1.11%	1.96%	1.41%	2.11%
Portfolio turnover rate[g]	8%	4%	3%	14%	10%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current period presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$62.50	$57.84	$37.43	$56.50	$57.16	$55.74

Income from investment operations:
Net investment income[a]	0.36	0.42	0.33	0.43	0.37	0.15
Net realized and unrealized gain (loss)[b]	(7.76)	4.65	20.42	(19.06)	(0.80)	1.40

Total from investment operations	(7.40)	5.07	20.75	(18.63)	(0.43)	1.55

Less distributions from:
Net investment income	(0.24)	(0.41)	(0.34)	(0.44)	(0.23)	(0.13)

Total distributions	(0.24)	(0.41)	(0.34)	(0.44)	(0.23)	(0.13)

Net asset value, end of period	$54.86	$62.50	$57.84	$37.43	$56.50	$57.16

Total return	(11.86)%[c]	8.83%	55.65%	(33.10)%	(0.81)%	2.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$466,269	$609,375	$529,207	$196,495	$395,471	$197,192
Ratio of expenses to average net assets[d,e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets[d]	1.19%	0.73%	0.65%	0.92%	0.60%	0.27%
Portfolio turnover rate[f]	4%	3%	5%	5%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current period presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$61.60	$52.95	$43.86	$67.11	$65.42	$50.98

Income from investment operations:
Net investment income[a]	1.94	2.48	2.43	2.67	2.17	2.17
Net realized and unrealized gain (loss)[b]	(7.23)	8.64	8.87	(23.53)	1.04	13.78

Total from investment operations	(5.29)	11.12	11.30	(20.86)	3.21	15.95

Less distributions from:
Net investment income	(1.72)	(2.47)	(2.21)	(2.39)	(1.52)	(1.51)

Total distributions	(1.72)	(2.47)	(2.21)	(2.39)	(1.52)	(1.51)

Net asset value, end of period	$54.59	$61.60	$52.95	$43.86	$67.11	$65.42

Total return	(8.80)%[c]	21.83%	26.24%	(31.87)%	4.60%	31.40%

Ratios/Supplemental data:
Net assets, end of period (000s)	$395,768	$428,150	$293,852	$241,257	$459,675	$232,238
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets[d]	6.54%	4.44%	4.76%	4.69%	2.96%	3.65%
Portfolio turnover rate[e]	7%	6%	7%	9%	7%	8%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$45.78	$45.87	$37.92	$63.52	$60.25	$49.99

Income from investment operations:
Net investment income[b]	1.25	1.80	1.85	2.52	1.28	0.58
Net realized and unrealized gain (loss)[c]	(4.08)	0.02	7.78	(25.67)	2.53	10.01

Total from investment operations	(2.83)	1.82	9.63	(23.15)	3.81	10.59

Less distributions from:
Net investment income	(1.14)	(1.91)	(1.68)	(2.45)	(0.54)	(0.33)

Total distributions	(1.14)	(1.91)	(1.68)	(2.45)	(0.54)	(0.33)

Net asset value, end of period	$41.81	$45.78	$45.87	$37.92	$63.52	$60.25

Total return	(6.37)%[d]	4.26%	25.69%	(37.41)%	6.26%	21.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$234,164	$254,073	$254,552	$144,090	$298,535	$27,111
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	5.63%	4.02%	4.14%	4.74%	1.96%	1.91%
Portfolio turnover rate[f]	4%	9%	9%	12%	10%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares S&P Global Sector Index Fund	Diversification Classification
Consumer Discretionary	Non-diversified
Consumer Staples	Non-diversified
Energy	Non-diversified
Financials	Non-diversified
Healthcare	Non-diversified

iShares S&P Global Sector Index Fund	Diversification Classification
Industrials	Non-diversified
Materials	Non-diversified
Technology	Non-diversified
Telecommunications	Non-diversified
Utilities	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund invests in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

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iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares S&P Global Sector Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

Consumer Discretionary
Common Stocks	$116,984,933	$676,049	$–	$117,660,982
Preferred Stocks	1,741,603	–	–	1,741,603
Short-Term Investments	2,429,036	–	–	2,429,036

	$121,155,572	$676,049	$–	$121,831,621

Consumer Staples
Common Stocks	$378,998,104	$890,073	$–	$379,888,177
Preferred Stocks	5,542,811	–	–	5,542,811
Short-Term Investments	1,710,865	–	–	1,710,865

	$386,251,780	$890,073	$–	$387,141,853

Energy
Common Stocks	$888,879,443	$–	$–	$888,879,443
Preferred Stocks	17,640,925	–	–	17,640,925
Short-Term Investments	12,313,793	–	–	12,313,793

	$918,834,161	$–	$–	$918,834,161

Financials
Common Stocks	$147,433,207	$–	$1,159	$147,434,366
Preferred Stocks	1,229,966	–	–	1,229,966
Rights	28,177	–	–	28,177
Short-Term Investments	2,927,314	–	–	2,927,314

	$151,618,664	$–	$1,159	$151,619,823

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares S&P Global Sector Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

Healthcare
Common Stocks	$492,759,853	$–	$884,587	$493,644,440
Short-Term Investments	11,730,490	–	–	11,730,490

	$504,490,343	$–	$884,587	$505,374,930

Industrials
Common Stocks	$158,315,996	$–	$–	$158,315,996
Short-Term Investments	2,561,713	–	–	2,561,713

	$160,877,709	$–	$–	$160,877,709

Materials
Common Stocks	$482,135,203	$–	$–	$482,135,203
Preferred Stocks	16,388,000	–	–	16,388,000
Short-Term Investments	6,069,535	–	–	6,069,535

	$504,592,738	$–	$–	$504,592,738

Technology
Common Stocks	$465,865,362	$–	$–	$465,865,362
Short-Term Investments	11,125,427	–	–	11,125,427

	$476,990,789	$–	$–	$476,990,789

Telecommunications
Common Stocks	$393,373,622	$–	$–	$393,373,622
Preferred Stocks	907,876	–	–	907,876
Short-Term Investments	22,771,106	–	–	22,771,106

	$417,052,604	$–	$–	$417,052,604

Utilities
Common Stocks	$230,759,598	$–	$–	$230,759,598
Preferred Stocks	2,030,835	–	–	2,030,835
Short-Term Investments	1,550,779	–	–	1,550,779

	$234,341,212	$–	$–	$234,341,212

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

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iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of September 30, 2011, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares S&P Global Sector Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Consumer Discretionary	$–	$–	$–	$21,774	$140,985	$515,276	$977,806	$838,994	$2,494,835
Consumer Staples	–	–	–	–	110,998	1,241,701	854,970	376,300	2,583,969
Energy	113,031	43,806	408,088	3,379,767	172,682	4,800,649	12,576,847	3,833,014	25,327,884

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Sector Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Financials	$65,059	$20,625	$374,711	$–	$279,616	$14,101,017	$26,135,934	$19,984,033	$60,960,995
Healthcare	–	119,040	2,328,014	–	2,165,971	7,470,467	8,253,378	1,982,643	22,319,513
Industrials	–	–	–	175	241,597	3,878,332	3,768,747	2,652,700	10,541,551
Materials	–	–	–	2,966	455,218	3,417,547	12,443,350	15,013,970	31,333,051
Technology	244,568	111,285	401,105	358,238	418,537	8,517,749	6,597,896	3,985,882	20,635,260
Telecommunications	231,569	–	–	259,855	–	2,355,085	6,058,821	3,049,039	11,954,369
Utilities	–	–	–	4,149	298,224	2,911,628	5,208,921	5,807,445	14,230,367

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares S&P Global Sector Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Consumer Discretionary	$122,755,753	$11,971,889	$(12,896,021)	$(924,132)
Consumer Staples	383,029,760	28,525,691	(24,413,598)	4,112,093
Energy	1,086,760,093	26,661,417	(194,587,349)	(167,925,932)
Financials	273,853,113	2,128,537	(124,361,827)	(122,233,290)
Healthcare	574,680,878	17,953,570	(87,259,518)	(69,305,948)
Industrials	198,839,277	4,593,792	(42,555,360)	(37,961,568)
Materials	645,069,719	11,633,595	(152,110,576)	(140,476,981)
Technology	531,594,422	56,624,292	(111,227,925)	(54,603,633)
Telecommunications	496,557,020	8,757,411	(88,261,827)	(79,504,416)
Utilities	307,974,249	10,712,106	(84,345,143)	(73,633,037)

Management has reviewed the tax positions as of September 30, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion[a]
0.38	Over $20 billion[a]

[a]	Breakpoint level was modified or added, effective July 1, 2011.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended September 30, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares S&P Global Sector Index Fund	Securities Lending Agent Fees
Consumer Discretionary	$7,357
Consumer Staples	27,003
Energy	8,610
Financials	16,670
Healthcare	4,629

iShares S&P Global Sector Index Fund	Securities Lending Agent Fees
Industrials	$9,839
Materials	30,830
Technology	24,950
Telecommunications	6,516
Utilities	3,204

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares S&P Global Sector Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Loss

Financials
BlackRock Inc.	–	5,883	(1,927)	3,956	$585,528	$12,436	$(48,665)

PNC Financial Services Group Inc. (The)	30,620	976	(10,784)	20,812	1,002,930	19,684	(16,445)

					$1,588,458	$32,120	$(65,110)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2011 were as follows:

iShares S&P Global Sector Index Fund	Purchases	Sales
Consumer Discretionary	$9,502,558	$9,076,053
Consumer Staples	10,072,421	8,198,552
Energy	23,340,979	22,651,269
Financials	8,906,479	10,493,262
Healthcare	19,751,106	21,804,965
Industrials	6,813,966	6,942,308
Materials	59,887,778	59,594,420
Technology	24,408,657	23,252,772
Telecommunications	31,446,305	29,120,205
Utilities	9,692,494	9,153,758

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In-kind transactions (see Note 4) for the six months ended September 30, 2011 were as follows:

iShares S&P Global Sector Index Fund	In-kind Purchases	In-kind Sales
Consumer Discretionary	$30,047,592	$24,521,106
Consumer Staples	83,363,923	–
Energy	24,461,877	285,058,845
Financials	8,745,175	83,340,961
Healthcare	68,861,297	29,081,153
Industrials	19,871,283	42,611,828
Materials	7,737,613	141,430,122
Technology	–	71,891,516
Telecommunications	31,185,427	14,162,228
Utilities	12,669,311	10,279,668

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

88	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase, and that the Board had approved additional breakpoints in a previous year. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its

90	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Trust’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares S&P Global Sector Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Financials	$0.73813	$–	$0.00528	$0.74341	99%	–%	1%	100%
Materials	0.68715	–	0.02045	0.70760	97	–	3	100

92	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-30-0911

September 30, 2011

2011 Semi-Annual Report

iShares Trust

iShares S&P 100 Index Fund  |  OEF  |  NYSE Arca

iShares S&P MidCap 400 Index Fund  |  IJH  |  NYSE Arca

iShares S&P MidCap 400 Growth Index Fund  |  IJK  |  NYSE Arca

iShares S&P MidCap 400 Value Index Fund  |  IJJ  |  NYSE Arca

iShares S&P SmallCap 600 Index Fund  |  IJR  |  NYSE Arca

iShares S&P SmallCap 600 Growth Index Fund  |  IJT  |  NYSE Arca

iShares S&P SmallCap 600 Value Index Fund  |  IJS  |  NYSE Arca

iShares S&P 1500 Index Fund  |  ISI  |  NYSE Arca

Fund Performance Overview

iSHARES® S&P 100 INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.75%	1.77%	1.94%	(1.53)%	(1.52)%	(1.38)%	1.62%	1.63%	1.79%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.75%	1.77%	1.94%	(7.41)%	(7.39)%	(6.71)%	17.40%	17.51%	19.43%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the S&P 500® and consists of blue chip stocks from diverse industries in the S&P 500® with exchange listed options. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (12.49)%, net of fees, while the total return for the Index was (12.42)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.15%

Technology	17.29

Energy	13.86

Communications	12.86

Financial	11.51

Industrial	9.73

Consumer Cyclical	7.23

Basic Materials	1.71

Utilities	1.45

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Apple Inc.	5.43%

Exxon Mobil Corp.	5.42

International Business Machines Corp.	3.21

Microsoft Corp.	2.85

Chevron Corp.	2.85

Johnson & Johnson	2.68

Procter & Gamble Co. (The)	2.67

AT&T Inc.	2.59

General Electric Co.	2.48

Coca-Cola Co. (The)	2.38

TOTAL	32.56%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of September 30, 2011

	Average Annual Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	(1.43)%	(1.38)%	(1.28)%	2.07%	2.08%	2.20%	7.36%	7.35%	7.50%
S&P MidCap 400 Growth	2.69%	2.69%	2.91%	4.27%	4.26%	4.43%	7.35%	7.37%	7.55%
S&P MidCap 400 Value	(5.56)%	(5.56)%	(5.38)%	(0.23)%	(0.24)%	(0.06)%	7.12%	7.11%	7.32%

	Cumulative Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	(1.43)%	(1.38)%	(1.28)%	10.77%	10.85%	11.48%	103.36%	103.26%	106.16%
S&P MidCap 400 Growth	2.69%	2.69%	2.91%	23.23%	23.19%	24.20%	103.33%	103.58%	107.09%
S&P MidCap 400 Value	(5.56)%	(5.56)%	(5.38)%	(1.16)%	(1.20)%	(0.31)%	99.01%	98.77%	102.70%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $1 billion and $4.4 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (20.50)%, net of fees, while the total return for the Index was (20.47)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.80%

Financial	18.08

Industrial	16.89

Consumer Cyclical	12.60

Technology	10.64

Utilities	7.05

Energy	5.94

Basic Materials	5.01

Communications	3.91

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Green Mountain Coffee Roasters Inc.	1.25%

Vertex Pharmaceuticals Inc.	0.97

Dollar Tree Inc.	0.96

Perrigo Co.	0.94

Hansen Natural Corp.	0.71

BorgWarner Inc.	0.70

Church & Dwight Co. Inc.	0.67

Henry Schein Inc.	0.60

Macerich Co. (The)	0.59

HollyFrontier Corp.	0.58

TOTAL	7.97%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P MidCap 400® Index and consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2011, the total return for the Growth Fund was (18.29)%, net of fees, while the total return for the Growth Index was (18.21)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	25.66%

Technology	16.43

Consumer Cyclical	16.24

Industrial	13.90

Financial	11.14

Communications	6.11

Energy	5.96

Basic Materials	3.28

Utilities	1.22

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Green Mountain Coffee Roasters Inc.	2.45%

Dollar Tree Inc.	1.88

Perrigo Co.	1.85

Hansen Natural Corp.	1.38

Macerich Co. (The)	1.15

SL Green Realty Corp.	1.02

PetSmart Inc.	0.99

Rovi Corp.	0.98

Alliance Data Systems Corp.	0.97

ANSYS Inc.	0.93

TOTAL	13.60%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P MidCap 400® Index and consists of those stocks in the S&P MidCap 400® Index exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2011, the total return for the Value Fund was (22.73)%, net of fees, while the total return for the Value Index was (22.69)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	25.34%

Industrial	20.02

Consumer Non-Cyclical	13.68

Utilities	13.14

Consumer Cyclical	9.40

Basic Materials	6.82

Energy	5.92

Technology	4.59

Communications	1.60

Short-Term and Other Net Assets	(0.51)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
HollyFrontier Corp.	1.18%

New York Community Bancorp Inc.	1.12

Southern Union Co.	1.08

Vertex Pharmaceuticals Inc.	1.05

OGE Energy Corp.	1.00

NSTAR	1.00

Everest Re Group Ltd.	0.93

Alliant Energy Corp.	0.92

Ralcorp Holdings Inc.	0.91

Avnet Inc.	0.85

TOTAL	10.04%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overviews

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of September 30, 2011

	Average Annual Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	0.09%	0.18%	0.21%	0.17%	0.17%	0.27%	7.27%	7.27%	7.41%
S&P SmallCap 600 Growth	4.04%	4.10%	4.21%	2.13%	2.14%	2.22%	7.75%	7.74%	7.91%
S&P SmallCap 600 Value	(3.71)%	(3.60)%	(3.55)%	(1.78)%	(1.77)%	(1.66)%	6.57%	6.57%	6.77%

	Cumulative Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	0.09%	0.18%	0.21%	0.86%	0.84%	1.34%	101.75%	101.80%	104.29%
S&P SmallCap 600 Growth	4.04%	4.10%	4.21%	11.13%	11.16%	11.59%	110.99%	110.70%	114.07%
S&P SmallCap 600 Value	(3.71)%	(3.60)%	(3.55)%	(8.57)%	(8.54)%	(8.02)%	88.93%	88.99%	92.57%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $300 million and $1.4 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (19.99)%, net of fees, while the total return for the Index was (19.96)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	20.62%

Financial	18.80

Industrial	16.91

Consumer Cyclical	15.77

Technology	10.36

Communications	5.27

Utilities	4.72

Basic Materials	3.85

Energy	3.54

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Regeneron Pharmaceuticals Inc.	1.08%

National Retail Properties Inc.	0.63

HealthSpring Inc.	0.61

World Fuel Services Corp.	0.58

Mid-America Apartment Communities Inc.	0.55

Tanger Factory Outlet Centers Inc.	0.55

TreeHouse Foods Inc.	0.55

ProAssurance Corp.	0.55

Signature Bank	0.55

BioMed Realty Trust Inc.	0.54

TOTAL	6.19%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overviews (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P SmallCap 600® Index and consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2011, the total return for the Growth Fund was (18.11)%, net of fees, while the total return for the Growth Index was (18.05)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.87%

Consumer Cyclical	18.10

Technology	15.61

Financial	13.22

Industrial	11.17

Communications	6.40

Basic Materials	3.28

Energy	2.86

Utilities	1.36

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Regeneron Pharmaceuticals Inc.	2.16%

HealthSpring Inc.	1.22

Tanger Factory Outlet Centers Inc.	1.10

TreeHouse Foods Inc.	1.09

Signature Bank	1.08

Cubist Pharmaceuticals Inc.	1.06

Crocs Inc.	1.04

HMS Holdings Corp.	1.02

Quality Systems Inc.	0.94

Salix Pharmaceuticals Ltd.	0.86

TOTAL	11.57%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600® Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P SmallCap 600® Index and consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2011, the total return for the Value Fund was (21.84)%, net of fees, while the total return for the Value Index was (21.79)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	24.47%

Industrial	22.74

Consumer Cyclical	13.40

Consumer Non-Cyclical	13.30

Utilities	8.12

Technology	5.05

Basic Materials	4.43

Energy	4.21

Communications	4.12

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
World Fuel Services Corp.	1.16%

ProAssurance Corp.	1.10

Teledyne Technologies Inc.	0.90

New Jersey Resources Corp.	0.88

UIL Holdings Corp.	0.83

Casey’s General Stores Inc.	0.83

Southwest Gas Corp.	0.83

Bristow Group Inc.	0.77

CACI International Inc. Class A	0.76

Moog Inc. Class A	0.75

TOTAL	8.81%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® S&P 1500 INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.75%	0.70%	0.92%	(1.02)%	(1.04)%	(0.86)%	2.12%	2.10%	2.29%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.75%	0.70%	0.92%	(4.99)%	(5.10)%	(4.22)%	17.48%	17.35%	19.01%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P 1500 INDEX FUND

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500® Index (the “Index”). The Index is comprised of the S&P 500®, MidCap 400® and SmallCap 600® Indexes. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (14.64)%, net of fees, while the total return for the Index was (14.59)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.57%

Financial	14.01

Technology	13.86

Industrial	11.05

Energy	10.96

Communications	10.76

Consumer Cyclical	9.23

Utilities	4.18

Basic Materials	3.24

Diversified	0.04

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Apple Inc.	3.03%

Exxon Mobil Corp.	3.02

International Business Machines Corp.	1.79

Microsoft Corp.	1.59

Chevron Corp.	1.59

Johnson & Johnson	1.50

Procter & Gamble Co. (The)	1.49

AT&T Inc.	1.45

General Electric Co.	1.38

Coca-Cola Co. (The)	1.33

TOTAL	18.17%

FUND PERFORMANCE OVERVIEWS	15

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
S&P 100
Actual	$1,000.00	$875.10	0.20%	$0.94
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P MidCap 400
Actual	1,000.00	795.00	0.20	0.90
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	817.10	0.25	1.14
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P MidCap 400 Value
Actual	1,000.00	772.70	0.25	1.11
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26

16	2001 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
S&P SmallCap 600
Actual	$1,000.00	$800.10	0.20%	$0.90
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	818.90	0.25	1.14
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P SmallCap 600 Value
Actual	1,000.00	781.60	0.25	1.11
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P 1500
Actual	1,000.00	853.60	0.20	0.93
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.79%

AEROSPACE & DEFENSE – 2.51%
Boeing Co. (The)	304,127	$18,402,725
General Dynamics Corp.	148,350	8,439,631
Lockheed Martin Corp.	112,867	8,198,659
Raytheon Co.	144,692	5,913,562
United Technologies Corp.	372,896	26,236,963

		67,191,540

AGRICULTURE – 3.03%
Altria Group Inc.	849,971	22,787,723
Monsanto Co.	219,444	13,175,418
Philip Morris International Inc.	720,809	44,964,065

		80,927,206

APPAREL – 0.50%
Nike Inc. Class B	155,880	13,329,299

		13,329,299

AUTO MANUFACTURERS – 0.56%
Ford Motor Co.[a]	1,559,343	15,078,847

		15,078,847

BANKS – 8.23%
Bank of America Corp.	4,158,799	25,451,850
Bank of New York Mellon Corp. (The)	505,874	9,404,198
Capital One Financial Corp.	188,347	7,464,192
Citigroup Inc.	1,197,433	30,678,233
Goldman Sachs Group Inc. (The)	207,554	19,624,231
JPMorgan Chase & Co.	1,600,036	48,193,084
Morgan Stanley	608,756	8,218,206
U.S. Bancorp	788,294	18,556,441
Wells Fargo & Co.	2,166,670	52,260,080

		219,850,515

BEVERAGES – 3.89%
Coca-Cola Co. (The)	942,240	63,657,734
PepsiCo Inc.	649,452	40,201,079

		103,858,813

BIOTECHNOLOGY – 0.78%
Amgen Inc.	379,210	20,837,589

		20,837,589

CHEMICALS – 0.98%
Dow Chemical Co. (The)	484,739	10,887,238
E.I. du Pont de Nemours and Co.	382,672	15,295,400

		26,182,638

Security	Shares	Value
COMMERCIAL SERVICES – 1.19%
MasterCard Inc. Class A	43,807	$13,893,828
Visa Inc. Class A	209,916	17,994,000

		31,887,828

COMPUTERS – 10.36%
Apple Inc.[a,b]	380,441	145,016,500
Dell Inc.[a,b]	636,179	9,001,933
EMC Corp.[a,b]	847,398	17,786,884
Hewlett-Packard Co.	851,176	19,108,901
International Business Machines Corp.	490,090	85,780,453

		276,694,671

COSMETICS & PERSONAL CARE – 3.46%
Avon Products Inc.	177,719	3,483,292
Colgate-Palmolive Co.	199,644	17,704,430
Procter & Gamble Co. (The)	1,127,596	71,241,515

		92,429,237

DIVERSIFIED FINANCIAL SERVICES – 0.72%
American Express Co.	426,200	19,136,380

		19,136,380

ELECTRIC – 1.45%
American Electric Power Co. Inc.	197,677	7,515,680
Entergy Corp.	72,164	4,783,752
Exelon Corp.	271,956	11,588,045
Southern Co.	351,966	14,912,799

		38,800,276

ELECTRICAL COMPONENTS & EQUIPMENT – 0.47%
Emerson Electric Co.	305,614	12,624,914

		12,624,914

FOOD – 1.16%
H.J. Heinz Co.	131,483	6,637,262
Kraft Foods Inc. Class A	724,750	24,337,105

		30,974,367

FOREST PRODUCTS & PAPER – 0.13%
Weyerhaeuser Co.	222,263	3,456,190

		3,456,190

HEALTH CARE – PRODUCTS – 3.71%
Baxter International Inc.	233,208	13,092,297
Johnson & Johnson	1,124,555	71,645,399
Medtronic Inc.	433,343	14,404,321

		99,142,017

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2011

Security	Shares	Value
HEALTH CARE – SERVICES – 0.76%
UnitedHealth Group Inc.	441,620	$20,367,514

		20,367,514

INSURANCE – 2.56%
Allstate Corp. (The)	210,970	4,997,879
Berkshire Hathaway Inc. Class Ba,b	721,673	51,267,650
MetLife Inc.	433,964	12,155,332

		68,420,861

INTERNET – 3.20%
Amazon.com Inc.[a,b]	149,028	32,224,324
Google Inc. Class Aa,b	103,354	53,163,231

		85,387,555

MACHINERY – 0.73%
Caterpillar Inc.	265,132	19,577,347

		19,577,347

MANUFACTURING – 3.79%
3M Co.	291,164	20,902,663
General Electric Co.	4,350,011	66,294,168
Honeywell International Inc.	321,092	14,099,150

		101,295,981

MEDIA – 2.77%
Comcast Corp. Class A	1,128,145	23,578,231
News Corp. Class A NVS	937,858	14,508,663
Time Warner Inc.	428,761	12,849,967
Walt Disney Co. (The)	761,658	22,971,605

		73,908,466

MINING – 0.60%
Alcoa Inc.	439,129	4,202,465
Freeport-McMoRan Copper & Gold Inc.	388,987	11,844,654

		16,047,119

OFFICE & BUSINESS EQUIPMENT – 0.15%
Xerox Corp.	579,121	4,036,473

		4,036,473

OIL & GAS – 11.33%
Apache Corp.	157,564	12,642,935
Chevron Corp.	821,954	76,047,184
ConocoPhillips	563,439	35,676,958
Devon Energy Corp.	170,930	9,476,359
Exxon Mobil Corp.	1,995,238	144,914,136
Occidental Petroleum Corp.	333,542	23,848,253

		302,605,825

Security	Shares	Value
OIL & GAS SERVICES – 2.31%
Baker Hughes Inc.	179,008	$8,263,009
Halliburton Co.	377,392	11,518,004
National Oilwell Varco Inc.	173,871	8,905,673
Schlumberger Ltd.	553,747	33,075,308

		61,761,994

PHARMACEUTICALS – 6.17%
Abbott Laboratories	638,764	32,666,391
Bristol-Myers Squibb Co.	699,951	21,964,462
Gilead Sciences Inc.[a,b]	316,591	12,283,731
Merck & Co. Inc.	1,264,261	41,353,977
Pfizer Inc.	3,201,736	56,606,693

		164,875,254

PIPELINES – 0.22%
Williams Companies Inc. (The)	240,989	5,865,672

		5,865,672

RETAIL – 6.17%
Costco Wholesale Corp.	179,659	14,753,597
CVS Caremark Corp.	551,873	18,531,895
Home Depot Inc. (The)	641,935	21,100,403
Lowe’s Companies Inc.	517,297	10,004,524
McDonald’s Corp.	423,405	37,183,427
Target Corp.	277,098	13,588,886
Wal-Mart Stores Inc.	721,341	37,437,598
Walgreen Co.	371,567	12,220,839

		164,821,169

SEMICONDUCTORS – 2.19%
Intel Corp.	2,154,842	45,962,780
Texas Instruments Inc.	474,120	12,635,298

		58,598,078

SOFTWARE – 4.59%
Microsoft Corp.	3,059,950	76,162,156
Oracle Corp.	1,621,395	46,598,892

		122,761,048

TELECOMMUNICATIONS – 6.90%
AT&T Inc.	2,431,834	69,355,906
Cisco Systems Inc.	2,257,105	34,962,556
QUALCOMM Inc.	689,317	33,521,486
Sprint Nextel Corp.[a]	1,235,609	3,756,251
Verizon Communications Inc.	1,161,577	42,746,034

		184,342,233

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2011

Security	Shares	Value
TRANSPORTATION – 2.22%
FedEx Corp.	130,071	$8,803,205
Norfolk Southern Corp.	142,674	8,705,968
Union Pacific Corp.	200,288	16,357,521
United Parcel Service Inc. Class B	402,488	25,417,117

		59,283,811

TOTAL COMMON STOCKS
(Cost: $3,433,903,612)		2,666,358,727

SHORT-TERM INVESTMENTS – 1.72%

MONEY MARKET FUNDS – 1.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	40,349,887	40,349,887
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	3,417,763	3,417,763
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,209,029	2,209,029

		45,976,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,976,679)		45,976,679

TOTAL INVESTMENTS
IN SECURITIES – 101.51%
(Cost: $3,479,880,291)		2,712,335,406

Other Assets, Less Liabilities – (1.51)%		(40,330,906)

NET ASSETS – 100.00%		$2,672,004,500

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,736,390	0.10%

		8,736,390	0.10

AEROSPACE & DEFENSE
Other securities[a]		75,889,598	0.91

		75,889,598	0.91

AGRICULTURE
Other securities[a]		7,284,851	0.09

		7,284,851	0.09

AIRLINES
Other securities[a]		25,053,730	0.30

		25,053,730	0.30

APPAREL
Other securities[a]		86,760,175	1.04

		86,760,175	1.04

AUTO MANUFACTURERS
Other securities[a]		12,587,734	0.15

		12,587,734	0.15

AUTO PARTS & EQUIPMENT
BorgWarner Inc.[b,c]	958,985	58,047,362	0.70

		58,047,362	0.70

BANKS
Other securities[a]		263,417,447	3.16

		263,417,447	3.16

BEVERAGES
Green Mountain Coffee
Roasters Inc.[b,c]	1,125,054	104,562,519	1.25
Hansen Natural Corp.[b]	674,380	58,866,630	0.71

		163,429,149	1.96

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b,c]	1,821,148	81,113,932	0.97
Other securities[a]		28,461,705	0.34

		109,575,637	1.31

BUILDING MATERIALS
Other securities[a]		37,264,690	0.45

		37,264,690	0.45

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$199,788,108	2.39%

		199,788,108	2.39

COAL
Other securities[a]		33,970,138	0.41

		33,970,138	0.41

COMMERCIAL SERVICES
Alliance Data
Systems Corp.[b,c]	445,579	41,305,173	0.49
Other securities[a]		313,884,718	3.77

		355,189,891	4.26

COMPUTERS
FactSet Research
Systems Inc.	400,965	35,673,856	0.43
Other securities[a]		192,788,521	2.31

		228,462,377	2.74

DISTRIBUTION & WHOLESALE
Other securities[a]		98,256,398	1.18

		98,256,398	1.18

DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers
Group Inc.[b]	455,467	35,549,199	0.43
Other securities[a]		88,362,768	1.05

		123,911,967	1.48

ELECTRIC
Alliant Energy Corp.	970,994	37,558,048	0.45
NSTAR	906,452	40,618,114	0.49
OGE Energy Corp.	857,314	40,971,036	0.49
Other securities[a]		221,125,960	2.65

		340,273,158	4.08

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	1,413,116	46,590,434	0.56
Energizer Holdings Inc.[b,c]	601,752	39,980,403	0.48
Other securities[a]		36,669,939	0.44

		123,240,776	1.48

ELECTRONICS
Avnet Inc.[b]	1,337,409	34,879,627	0.42
Mettler-Toledo International Inc.[b,c]	278,998	39,048,560	0.47
Trimble Navigation Ltd.[b]	1,074,383	36,045,550	0.43

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$131,356,849	1.57%

		241,330,586	2.89

ENGINEERING & CONSTRUCTION
Other securities[a]		89,855,396	1.08

		89,855,396	1.08

ENTERTAINMENT
Other securities[a]		31,107,536	0.37

		31,107,536	0.37

ENVIRONMENTAL CONTROL
Other securities[a]		61,916,225	0.74

		61,916,225	0.74

FOOD
Ralcorp Holdings Inc.[b]	482,547	37,016,180	0.44
Other securities[a]		95,850,253	1.15

		132,866,433	1.59

FOREST PRODUCTS & PAPER
Rayonier Inc.[c]	1,065,948	39,216,227	0.47
Other securities[a]		101,070,627	1.21

		140,286,854	1.68

GAS
National Fuel Gas Co.	724,035	35,246,024	0.42
Southern Union Co.	1,091,712	44,290,756	0.53
Other securities[a]		142,048,863	1.70

		221,585,643	2.65

HAND & MACHINE TOOLS
Other securities[a]		61,186,711	0.73

		61,186,711	0.73

HEALTH CARE – PRODUCTS
Henry Schein Inc.[b]	808,678	50,146,123	0.60
Hologic Inc.[b]	2,294,313	34,896,501	0.42
Kinetic Concepts Inc.[b]	545,258	35,927,050	0.43
ResMed Inc.[b,c]	1,325,859	38,171,481	0.46
Other securities[a]		173,867,863	2.08

		333,009,018	3.99

HEALTH CARE – SERVICES
Other securities[a]		197,706,423	2.37

		197,706,423	2.37

HOME BUILDERS
Other securities[a]		69,327,528	0.83

		69,327,528	0.83

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	1,256,146	$55,521,653	0.67%
Fossil Inc.[b]	463,813	37,596,682	0.45
Other securities[a]		52,535,014	0.62

		145,653,349	1.74

INSURANCE
Everest Re Group Ltd.	475,530	37,747,571	0.45
Other securities[a]		312,067,495	3.74

		349,815,066	4.19

INTERNET
Equinix Inc.[b,c]	411,665	36,568,202	0.44
Other securities[a]		92,399,501	1.11

		128,967,703	1.55

INVESTMENT COMPANIES
Other securities[a]		12,949,899	0.15

		12,949,899	0.15

IRON & STEEL
Other securities[a]		58,614,819	0.70

		58,614,819	0.70

LEISURE TIME
Other securities[a]		52,492,390	0.63

		52,492,390	0.63

MACHINERY
Other securities[a]		166,658,320	2.00

		166,658,320	2.00

MANUFACTURING
Donaldson Co. Inc.	660,543	36,197,756	0.43
Other securities[a]		198,006,594	2.38

		234,204,350	2.81

MEDIA
Other securities[a]		54,294,050	0.65

		54,294,050	0.65

METAL FABRICATE & HARDWARE
Other securities[a]		55,986,128	0.67

		55,986,128	0.67

MINING
Other securities[a]		19,218,950	0.23

		19,218,950	0.23

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
OFFICE FURNISHINGS
Other securities[a]		$16,578,706	0.20%

		16,578,706	0.20

OIL & GAS
Cimarex Energy Co.	748,839	41,710,332	0.50
HollyFrontier Corp.	1,838,313	48,200,567	0.58
Other securities[a]		170,531,355	2.04

		260,442,254	3.12

OIL & GAS SERVICES
Other securities[a]		173,941,863	2.08

		173,941,863	2.08

PACKAGING & CONTAINERS
Other securities[a]		72,602,582	0.87

		72,602,582	0.87

PHARMACEUTICALS
Perrigo Co.[c]	812,158	78,868,663	0.94
Other securities[a]		128,945,214	1.55

		207,813,877	2.49

PIPELINES
Other securities[a]		27,518,382	0.33

		27,518,382	0.33

REAL ESTATE
Other securities[a]		19,702,929	0.24

		19,702,929	0.24

REAL ESTATE INVESTMENT TRUSTS
Camden Property Trust[c]	622,960	34,424,770	0.41
Essex Property Trust Inc.	286,414	34,381,137	0.41
Federal Realty Investment Trust	549,637	45,295,585	0.54
Macerich Co. (The)	1,154,337	49,209,386	0.59
Realty Income Corp.[c]	1,110,000	35,786,400	0.43
SL Green Realty Corp.	747,936	43,492,478	0.52
UDR Inc.	1,917,290	42,448,801	0.51
Other securities[a]		367,227,904	4.41

		652,266,461	7.82

RETAIL
Advance Auto Parts Inc.	645,128	37,481,937	0.45
Dollar Tree Inc.[b]	1,067,831	80,204,786	0.96
PetSmart Inc.	986,665	42,081,262	0.50
PVH Corp.	591,257	34,434,808	0.41
Tractor Supply Co.	624,896	39,087,245	0.47

Security	Shares	Value	% of Net Assets
Other securities[a]		$346,557,831	4.16%

		579,847,869	6.95

SAVINGS & LOANS
New York Community Bancorp Inc.	3,828,041	45,553,688	0.55
Other securities[a]		41,589,075	0.49

		87,142,763	1.04

SEMICONDUCTORS
Lam Research Corp.[b]	1,083,244	41,141,607	0.49
Rovi Corp.[b,c]	973,661	41,847,950	0.50
Varian Semiconductor Equipment Associates Inc.[b]	659,906	40,353,252	0.48
Other securities[a]		189,041,688	2.27

		312,384,497	3.74

SHIPBUILDING
Other securities[a]		10,403,946	0.12

		10,403,946	0.12

SOFTWARE
ANSYS Inc.[b,c]	807,117	39,581,018	0.47
Informatica Corp.[b]	933,478	38,225,924	0.46
Other securities[a]		269,585,354	3.23

		347,392,296	4.16

TELECOMMUNICATIONS
Other securities[a]		134,345,221	1.61

		134,345,221	1.61

TEXTILES
Other securities[a]		21,431,614	0.26

		21,431,614	0.26

TRANSPORTATION
Kansas City Southern Industries Inc.[b]	960,983	48,010,711	0.58
Other securities[a]		118,556,645	1.42

		166,567,356	2.00

TRUCKING & LEASING
Other securities[a]		12,662,638	0.15

		12,662,638	0.15

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
WATER
Other securities[a]		$26,134,039	0.31%

		26,134,039	0.31

TOTAL COMMON STOCKS
(Cost: $9,161,832,914)		8,339,352,246	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	1,056,408,460	1,056,408,460	12.66
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	89,481,136	89,481,136	1.07
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[d,e]	7,602,125	7,602,125	0.09

		1,153,491,721	13.82

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,153,491,721)		1,153,491,721	13.82

TOTAL INVESTMENTS IN SECURITIES (Cost: $10,315,324,635)		9,492,843,967	113.74

SHORT POSITIONS[g]

COMMON STOCKS
Lone Pine Resources Inc.[b]	(561,920)	(3,708,672)	(0.04)

TOTAL SHORT POSITIONS
(Proceeds: $3,725,710)		(3,708,672)	(0.04)

Other Assets, Less Liabilities		(1,143,181,633)	(13.70)

NET ASSETS		$8,345,953,662	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	See Note 1.

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,028,397	0.21%

		5,028,397	0.21

AEROSPACE & DEFENSE
BE Aerospace Inc.[b]	520,317	17,227,696	0.70
Other securities[a]		9,400,240	0.38

		26,627,936	1.08

AIRLINES
Other securities[a]		6,036,765	0.25

		6,036,765	0.25

APPAREL
Deckers Outdoor Corp.[b]	194,270	18,117,620	0.74
Other securities[a]		24,002,277	0.97

		42,119,897	1.71

AUTO MANUFACTURERS
Other securities[a]		3,978,175	0.16

		3,978,175	0.16

AUTO PARTS & EQUIPMENT
BorgWarner Inc.[b,c]	326,185	19,743,978	0.80

		19,743,978	0.80

BANKS
Other securities[a]		8,233,126	0.34

		8,233,126	0.34

BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	648,586	60,279,583	2.45
Hansen Natural Corp.[b]	388,771	33,935,820	1.38

		94,215,403	3.83

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	493,291	21,971,181	0.89
Other securities[a]		8,547,430	0.35

		30,518,611	1.24

BUILDING MATERIALS
Other securities[a]		7,709,246	0.31

		7,709,246	0.31

CHEMICALS
Albemarle Corp.	462,733	18,694,413	0.76
Other securities[a]		14,975,765	0.61

		33,670,178	1.37

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$9,176,033	0.37%

		9,176,033	0.37

COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	256,818	23,807,029	0.97
Gartner Inc.[b]	486,879	16,977,471	0.69
Other securities[a]		72,264,297	2.94

		113,048,797	4.60

COMPUTERS
FactSet Research Systems Inc.	231,158	20,566,127	0.84
MICROS Systems Inc.[b]	407,550	17,895,521	0.73
Other securities[a]		48,921,943	1.99

		87,383,591	3.56

DISTRIBUTION & WHOLESALE
LKQ Corp.[b,c]	738,579	17,844,069	0.73
Other securities[a]		2,619,130	0.10

		20,463,199	0.83

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		35,959,195	1.46

		35,959,195	1.46

ELECTRIC
Other securities[a]		11,639,522	0.47

		11,639,522	0.47

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	513,120	16,917,566	0.69
Other securities[a]		20,143,029	0.82

		37,060,595	1.51

ELECTRONICS
Gentex Corp.	721,876	17,361,118	0.71
Mettler-Toledo International Inc.[b]	160,816	22,507,807	0.92
Other securities[a]		41,759,482	1.69

		81,628,407	3.32

ENTERTAINMENT
Other securities[a]		12,558,947	0.51

		12,558,947	0.51

ENVIRONMENTAL CONTROL
Other securities[a]		16,627,724	0.68

		16,627,724	0.68

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
FOOD
Other securities[a]		$15,549,917	0.63%

		15,549,917	0.63

FOREST PRODUCTS & PAPER
Other securities[a]		32,058,455	1.30

		32,058,455	1.30

GAS
Other securities[a]		10,562,976	0.43

		10,562,976	0.43

HAND & MACHINE TOOLS
Other securities[a]		12,631,252	0.51

		12,631,252	0.51

HEALTH CARE – PRODUCTS
Cooper Companies Inc. (The)	240,770	19,056,946	0.78
IDEXX Laboratories Inc.[b]	286,711	19,774,458	0.80
Kinetic Concepts Inc.[b]	314,224	20,704,219	0.84
ResMed Inc.[b,c]	764,281	22,003,650	0.90
Other securities[a]		65,612,558	2.67

		147,151,831	5.99

HEALTH CARE – SERVICES
Universal Health Services Inc. Class B	493,168	16,767,712	0.68
Other securities[a]		52,796,936	2.15

		69,564,648	2.83

HOUSEHOLD PRODUCTS & WARES
Fossil Inc.[b]	267,336	21,670,256	0.88
Tupperware Brands Corp.	305,712	16,428,963	0.67
Other securities[a]		21,124,600	0.86

		59,223,819	2.41

INSURANCE
Other securities[a]		14,820,077	0.60

		14,820,077	0.60

INTERNET
Equinix Inc.[b]	237,236	21,073,674	0.86
Rackspace Hosting Inc.[b]	519,668	17,741,466	0.72
TIBCO Software Inc.[b]	820,603	18,373,301	0.75
Other securities[a]		8,371,441	0.34

		65,559,882	2.67

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$3,695,884	0.15%

		3,695,884	0.15

LEISURE TIME
Polaris Industries Inc.	348,695	17,424,289	0.71
Other securities[a]		12,802,803	0.52

		30,227,092	1.23

MACHINERY
Gardner Denver Inc.	263,933	16,772,942	0.68
Other securities[a]		43,909,749	1.79

		60,682,691	2.47

MANUFACTURING
Other securities[a]		36,563,570	1.49

		36,563,570	1.49

MEDIA
Other securities[a]		17,430,202	0.71

		17,430,202	0.71

METAL FABRICATE & HARDWARE
Other securities[a]		12,777,823	0.52

		12,777,823	0.52

MINING
Other securities[a]		11,083,076	0.45

		11,083,076	0.45

OFFICE FURNISHINGS
Other securities[a]		1,896,786	0.08

		1,896,786	0.08

OIL & GAS
Other securities[a]		58,174,479	2.37

		58,174,479	2.37

OIL & GAS SERVICES
Dresser-Rand Group Inc.[b,c]	402,483	16,312,636	0.66
Oceaneering International Inc.	547,423	19,345,929	0.79
Other securities[a]		43,417,191	1.77

		79,075,756	3.22

PACKAGING & CONTAINERS
Other securities[a]		10,381,364	0.42

		10,381,364	0.42

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Endo Pharmaceuticals Holdings Inc.[b]	588,061	$16,459,827	0.67%
Perrigo Co.	468,031	45,450,491	1.85
Other securities[a]		39,469,579	1.61

		101,379,897	4.13

REAL ESTATE
Other securities[a]		11,351,105	0.46

		11,351,105	0.46

REAL ESTATE INVESTMENT TRUSTS
Macerich Co. (The)[c]	665,344	28,363,615	1.15
SL Green Realty Corp.	431,063	25,066,313	1.02
Other securities[a]		150,000,953	6.11

		203,430,881	8.28

RETAIL
Advance Auto Parts Inc.	371,899	21,607,332	0.88
Dick’s Sporting Goods Inc.[b]	485,729	16,252,492	0.66
Dollar Tree Inc.[b,c]	615,374	46,220,741	1.88
PetSmart Inc.	568,644	24,252,667	0.99
PVH Corp.	340,734	19,844,348	0.81
Tractor Supply Co.	360,161	22,528,071	0.92
Other securities[a]		111,348,830	4.52

		262,054,481	10.66

SEMICONDUCTORS
Atmel Corp.[b,c]	2,348,149	18,949,562	0.77
Rovi Corp.[b,c]	561,173	24,119,216	0.98
Skyworks Solutions Inc.[b]	939,561	16,855,724	0.69
Other securities[a]		79,946,009	3.25

		139,870,511	5.69

SHIPBUILDING
Other securities[a]		3,587,677	0.15

		3,587,677	0.15

SOFTWARE
Allscripts Healthcare Solutions Inc.[b]	948,075	17,084,312	0.70
ANSYS Inc.[b]	465,202	22,813,506	0.93
Global Payments Inc.	405,209	16,366,392	0.67
Informatica Corp.[b]	538,077	22,034,253	0.90
MSCI Inc. Class Ab	607,607	18,428,720	0.75
Solera Holdings Inc.	357,344	18,045,872	0.73
VeriFone Systems Inc.[b]	523,188	18,322,044	0.75

Security	Shares	Value	% of Net Assets
Other securities[a]		$43,608,763	1.76%

		176,703,862	7.19

TELECOMMUNICATIONS
Polycom Inc.[b]	892,118	16,388,208	0.67
Other securities[a]		45,914,521	1.87

		62,302,729	2.54

TRANSPORTATION
Other securities[a]		35,445,657	1.44

		35,445,657	1.44

WATER
Other securities[a]		7,692,574	0.31

		7,692,574	0.31

TOTAL COMMON STOCKS
(Cost: $2,743,397,531)		2,456,358,676	99.94

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	312,785,587	312,785,587	12.72
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	26,493,928	26,493,928	1.08
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,707,488	1,707,488	0.07

		340,987,003	13.87

TOTAL SHORT-TERM INVESTMENTS
(Cost: $340,987,003)		340,987,003	13.87

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,084,384,534)		2,797,345,679	113.81

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
SHORT POSITIONS[g]

COMMON STOCKS
Lone Pine Resources Inc.[b]	(143,386)	$(946,348)	(0.04)%

TOTAL SHORT POSITIONS
(Proceeds: $950,695)		(946,348)	(0.04)

Other Assets, Less Liabilities		(338,402,225)	(13.77)

NET ASSETS		$2,457,997,106	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	See Note 1.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$12,678,796	0.73%

		12,678,796	0.73

AGRICULTURE
Other securities[a]		3,126,060	0.18

		3,126,060	0.18

AIRLINES
Other securities[a]		6,259,619	0.36

		6,259,619	0.36

APPAREL
Other securities[a]		5,827,980	0.33

		5,827,980	0.33

AUTO MANUFACTURERS
Other securities[a]		2,425,865	0.14

		2,425,865	0.14

AUTO PARTS & EQUIPMENT
BorgWarner Inc.[b]	168,339	10,189,560	0.58

		10,189,560	0.58

BANKS
Commerce Bancshares Inc.	289,551	10,061,897	0.58
Cullen/Frost Bankers Inc.	229,406	10,520,559	0.60
Other securities[a]		85,877,506	4.92

		106,459,962	6.10

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b,c]	412,957	18,393,105	1.05
Other securities[a]		5,846,542	0.34

		24,239,647	1.39

BUILDING MATERIALS
Other securities[a]		10,226,038	0.59

		10,226,038	0.59

CHEMICALS
Ashland Inc.	292,200	12,897,708	0.74
Valspar Corp. (The)	350,063	10,925,466	0.63
Other securities[a]		36,655,976	2.09

		60,479,150	3.46

COAL
Other securities[a]		7,737,811	0.44

		7,737,811	0.44

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES
Manpower Inc.	306,892	$10,317,709	0.59%
Other securities[a]		57,781,402	3.31

		68,099,111	3.90

COMPUTERS
NCR Corp.[b]	589,225	9,952,010	0.57
Other securities[a]		22,937,628	1.31

		32,889,638	1.88

DISTRIBUTION & WHOLESALE
Other securities[a]		26,825,979	1.54

		26,825,979	1.54

DIVERSIFIED FINANCIAL SERVICES
Raymond James Financial Inc.	384,154	9,972,638	0.57
Other securities[a]		16,363,580	0.94

		26,336,218	1.51

ELECTRIC
Alliant Energy Corp.	415,582	16,074,712	0.92
Great Plains Energy Inc.	509,475	9,832,868	0.56
MDU Resources Group Inc.	707,034	13,567,982	0.78
NSTAR	387,881	17,380,948	1.00
NV Energy Inc.	883,826	13,001,080	0.74
OGE Energy Corp.	366,861	17,532,287	1.00
Westar Energy Inc.	433,775	11,460,335	0.66
Other securities[a]		38,106,979	2.18

		136,957,191	7.84

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		25,248,992	1.45

		25,248,992	1.45

ELECTRONICS
Arrow Electronics Inc.[b]	430,400	11,956,512	0.68
Avnet Inc.[b]	572,222	14,923,550	0.85
Other securities[a]		15,785,264	0.91

		42,665,326	2.44

ENGINEERING & CONSTRUCTION
KBR Inc.	564,693	13,343,696	0.76
Other securities[a]		25,093,728	1.44

		38,437,424	2.20

ENTERTAINMENT
Other securities[a]		4,001,584	0.23

		4,001,584	0.23

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Other securities[a]		$14,160,742	0.81%

		14,160,742	0.81

FOOD
Ralcorp Holdings Inc.[b]	206,462	15,837,700	0.91
Smithfield Foods Inc.[b]	618,046	12,051,897	0.69
Other securities[a]		17,435,099	0.99

		45,324,696	2.59

FOREST PRODUCTS & PAPER
Temple-Inland Inc.	406,914	12,764,892	0.73
Other securities[a]		23,500,116	1.35

		36,265,008	2.08

GAS
AGL Resources Inc.	293,872	11,972,345	0.69
Atmos Energy Corp.	338,173	10,973,714	0.63
Energen Corp.	269,971	11,039,114	0.63
Southern Union Co.	467,090	18,949,841	1.08
UGI Corp.	418,772	11,001,141	0.63
Other securities[a]		23,051,004	1.32

		86,987,159	4.98

HAND & MACHINE TOOLS
Other securities[a]		16,799,860	0.96

		16,799,860	0.96

HEALTH CARE – PRODUCTS
Henry Schein Inc.[b,c]	159,243	9,874,658	0.57
Hologic Inc.[b]	648,084	9,857,358	0.56
Other securities[a]		13,513,583	0.77

		33,245,599	1.90

HEALTH CARE – SERVICES
Other securities[a]		32,932,868	1.89

		32,932,868	1.89

HOME BUILDERS
NVR Inc.[b]	20,341	12,285,557	0.70
Other securities[a]		17,418,428	1.00

		29,703,985	1.70

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	268,856	11,883,435	0.68
Other securities[a]		6,484,464	0.37

		18,367,899	1.05

Security	Shares	Value	% of Net Assets
INSURANCE
Everest Re Group Ltd.	203,522	$16,155,576	0.93%
Fidelity National Financial Inc. Class A	837,022	12,705,994	0.73
HCC Insurance Holdings Inc.	412,009	11,144,843	0.64
Reinsurance Group of America Inc.	277,492	12,750,757	0.73
Transatlantic Holdings Inc.	234,036	11,355,427	0.65
W.R. Berkley Corp.	425,113	12,621,605	0.72
Other securities[a]		61,974,164	3.54

		138,708,366	7.94

INTERNET
Other securities[a]		6,511,527	0.37

		6,511,527	0.37

INVESTMENT COMPANIES
Other securities[a]		5,535,908	0.32

		5,535,908	0.32

IRON & STEEL
Other securities[a]		22,350,656	1.28

		22,350,656	1.28

MACHINERY
Other securities[a]		26,292,583	1.51

		26,292,583	1.51

MANUFACTURING
Pentair Inc.	369,916	11,841,011	0.68
Other securities[a]		61,264,108	3.51

		73,105,119	4.19

MEDIA
Other securities[a]		10,288,353	0.59

		10,288,353	0.59

METAL FABRICATE & HARDWARE
Other securities[a]		14,483,233	0.83

		14,483,233	0.83

OFFICE FURNISHINGS
Other securities[a]		5,710,603	0.33

		5,710,603	0.33

OIL & GAS
HollyFrontier Corp.	786,521	20,622,581	1.18
Patterson-UTI Energy Inc.	583,024	10,109,636	0.58

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
Plains Exploration & Production Co.[b]	528,083	$11,992,765	0.69%
Other securities[a]		25,525,424	1.46

		68,250,406	3.91

OIL & GAS SERVICES
Other securities[a]		15,712,906	0.90

		15,712,906	0.90

PACKAGING & CONTAINERS
Sonoco Products Co.	374,178	10,563,045	0.60
Other securities[a]		12,805,139	0.74

		23,368,184	1.34

PHARMACEUTICALS
Omnicare Inc.	433,767	11,030,695	0.63
Other securities[a]		2,598,300	0.15

		13,628,995	0.78

PIPELINES
Questar Corp.	664,839	11,774,299	0.67

		11,774,299	0.67

REAL ESTATE INVESTMENT TRUSTS
Hospitality Properties Trust[c]	462,453	9,817,877	0.56
Other securities[a]		118,349,874	6.78

		128,167,751	7.34

RETAIL
BJ’s Wholesale Club Inc.[b]	203,803	10,442,866	0.60
Foot Locker Inc.	572,878	11,509,119	0.66
Other securities[a]		42,093,970	2.41

		64,045,955	3.67

SAVINGS & LOANS
First Niagara Financial Group Inc.	1,104,528	10,106,431	0.58
New York Community Bancorp Inc.	1,637,824	19,490,106	1.12
Other securities[a]		7,686,467	0.43

		37,283,004	2.13

SEMICONDUCTORS
Other securities[a]		29,816,422	1.71

		29,816,422	1.71

SHIPBUILDING
Other securities[a]		1,786,649	0.10

		1,786,649	0.10

Security	Shares	Value	% of Net Assets
SOFTWARE
Other securities[a]		$17,493,425	1.00%

		17,493,425	1.00

TELECOMMUNICATIONS
Other securities[a]		11,200,949	0.64

		11,200,949	0.64

TEXTILES
Other securities[a]		9,173,729	0.52

		9,173,729	0.52

TRANSPORTATION
Kansas City Southern Industries Inc.[b]	226,222	11,302,051	0.65
Other securities[a]		33,667,514	1.92

		44,969,565	2.57

TRUCKING & LEASING
Other securities[a]		5,413,550	0.31

		5,413,550	0.31

WATER
Other securities[a]		5,483,892	0.31

		5,483,892	0.31

TOTAL COMMON STOCKS
(Cost: $2,038,993,832)		1,755,455,796	100.51

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	135,291,270	135,291,270	7.75
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	11,459,598	11,459,598	0.65
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,770,528	1,770,528	0.10

		148,521,396	8.50

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,521,396)		148,521,396	8.50

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,187,515,228)		1,903,977,192	109.01

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
SHORT POSITIONS[g]

COMMON STOCKS
Lone Pine Resources Inc.[b]	(133,875)	$(883,575)	(0.05)%

TOTAL SHORT POSITIONS
(Proceeds: $887,634)		(883,575)	(0.05)

Other Assets, Less Liabilities		(156,550,789)	(8.96)

NET ASSETS		$1,746,542,828	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	See Note 1.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,096,717	0.09%

		5,096,717	0.09

AEROSPACE & DEFENSE
Moog Inc. Class Ab,c	629,986	20,550,144	0.37
Teledyne Technologies Inc.[b,c]	504,756	24,662,378	0.45
Other securities[a]		58,608,457	1.06

		103,820,979	1.88

AGRICULTURE
Other securities[a]		11,523,822	0.21

		11,523,822	0.21

AIRLINES
Other securities[a]		17,914,422	0.32

		17,914,422	0.32

APPAREL
Carter’s Inc.[b,c]	693,233	21,171,336	0.38
Crocs Inc.[b]	1,227,619	29,057,742	0.53
Wolverine World Wide Inc.	676,343	22,488,405	0.41
Other securities[a]		78,894,032	1.42

		151,611,515	2.74

AUTO PARTS & EQUIPMENT
Other securities[a]		10,404,662	0.19

		10,404,662	0.19

BANKS
Signature Bank[b]	632,178	30,173,856	0.55
Other securities[a]		270,985,869	4.89

		301,159,725	5.44

BEVERAGES
Other securities[a]		18,499,937	0.33

		18,499,937	0.33

BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[b,c]	1,030,930	60,000,126	1.08
Other securities[a]		27,435,105	0.50

		87,435,231	1.58

BUILDING MATERIALS
Other securities[a]		67,340,813	1.22

		67,340,813	1.22

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$107,182,955	1.94%

		107,182,955	1.94

COMMERCIAL SERVICES
HealthSpring Inc.[b]	931,733	33,970,985	0.61
HMS Holdings Corp.[b,c]	1,162,759	28,359,692	0.51
Wright Express Corp.[b,c]	530,309	20,172,954	0.36
Other securities[a]		302,266,990	5.47

		384,770,621	6.95

COMPUTERS
CACI International Inc. Class Ab,c	417,077	20,828,825	0.38
Other securities[a]		100,157,678	1.81

		120,986,503	2.19

COSMETICS & PERSONAL CARE
Other securities[a]		3,421,650	0.06

		3,421,650	0.06

DISTRIBUTION & WHOLESALE
Other securities[a]		65,485,806	1.18

		65,485,806	1.18

DIVERSIFIED FINANCIAL SERVICES
Stifel Financial Corp.[b]	737,240	19,581,094	0.35
Other securities[a]		68,048,852	1.23

		87,629,946	1.58

ELECTRIC
UIL Holdings Corp.	693,618	22,840,841	0.41
Other securities[a]		105,236,451	1.90

		128,077,292	2.31

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		52,596,997	0.95

		52,596,997	0.95

ELECTRONICS
Other securities[a]		203,199,844	3.67

		203,199,844	3.67

ENERGY – ALTERNATE SOURCES
Other securities[a]		1,215,403	0.02

		1,215,403	0.02

ENGINEERING & CONSTRUCTION
Other securities[a]		34,062,993	0.62

		34,062,993	0.62

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[a]		$13,983,421	0.25%

		13,983,421	0.25

ENVIRONMENTAL CONTROL
Darling International Inc.[b,c]	1,606,293	20,223,229	0.37
Other securities[a]		27,369,014	0.49

		47,592,243	0.86

FOOD
Diamond Foods Inc.[c]	302,210	24,113,336	0.44
TreeHouse Foods Inc.[b,c]	492,281	30,442,657	0.55
United Natural Foods Inc.[b,c]	665,318	24,643,379	0.45
Other securities[a]		86,008,054	1.55

		165,207,426	2.99

FOREST PRODUCTS & PAPER
Other securities[a]		59,587,611	1.08

		59,587,611	1.08

GAS
New Jersey Resources Corp.	568,632	24,206,664	0.44
Piedmont Natural Gas Co.	987,707	28,534,855	0.52
South Jersey Industries Inc.	412,189	20,506,403	0.37
Southwest Gas Corp.	629,612	22,773,066	0.41
Other securities[a]		28,074,333	0.50

		124,095,321	2.24

HEALTH CARE – PRODUCTS
Haemonetics Corp.[b,c]	353,671	20,682,680	0.37
Other securities[a]		158,401,620	2.87

		179,084,300	3.24

HEALTH CARE – SERVICES
Centene Corp.[b,c]	690,477	19,795,975	0.36
Magellan Health Services Inc.[b]	418,866	20,231,228	0.37
Other securities[a]		67,391,996	1.21

		107,419,199	1.94

HOME BUILDERS
Other securities[a]		14,446,839	0.26

		14,446,839	0.26

HOME FURNISHINGS
Other securities[a]		20,769,255	0.37

		20,769,255	0.37

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$35,559,526	0.64%

		35,559,526	0.64

HOUSEWARES
Toro Co. (The)	420,808	20,733,210	0.37
Other securities[a]		5,729,194	0.11

		26,462,404	0.48

INSURANCE
ProAssurance Corp.[c]	419,785	30,232,916	0.55
Other securities[a]		113,603,377	2.05

		143,836,293	2.60

INTERNET
Other securities[a]		118,182,747	2.14

		118,182,747	2.14

INVESTMENT COMPANIES
Other securities[a]		12,618,776	0.23

		12,618,776	0.23

IRON & STEEL
Other securities[a]		5,552,692	0.10

		5,552,692	0.10

LEISURE TIME
Other securities[a]		33,165,344	0.60

		33,165,344	0.60

LODGING
Other securities[a]		7,926,157	0.14

		7,926,157	0.14

MACHINERY
Robbins & Myers Inc.	627,059	21,765,218	0.39
Other securities[a]		94,487,929	1.71

		116,253,147	2.10

MANUFACTURING
CLARCOR Inc.	691,751	28,624,656	0.52
Other securities[a]		133,959,880	2.42

		162,584,536	2.94

MEDIA
Other securities[a]		13,271,678	0.24

		13,271,678	0.24

METAL FABRICATE & HARDWARE
Mueller Industries Inc.	520,135	20,072,010	0.36

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$30,085,209	0.55%

		50,157,219	0.91

MINING
Other securities[a]		40,910,901	0.74

		40,910,901	0.74

MISCELLANEOUS – MANUFACTURING
Other securities[a]		5,595,153	0.10

		5,595,153	0.10

OFFICE FURNISHINGS
Other securities[a]		9,380,691	0.17

		9,380,691	0.17

OIL & GAS
Other securities[a]		78,929,109	1.43

		78,929,109	1.43

OIL & GAS SERVICES
Lufkin Industries Inc.	418,090	22,246,569	0.40
SEACOR Holdings Inc.	297,692	23,877,875	0.43
World Fuel Services Corp.	976,132	31,870,710	0.58
Other securities[a]		37,462,998	0.68

		115,458,152	2.09

PHARMACEUTICALS
Cubist Pharmaceuticals Inc.[b]	838,481	29,615,149	0.54
Questcor Pharmaceuticals Inc.[b]	855,200	23,312,752	0.42
Salix Pharmaceuticals Ltd.[b]	810,792	23,999,443	0.43
Other securities[a]		71,306,251	1.29

		148,233,595	2.68

REAL ESTATE
Other securities[a]		5,298,529	0.10

		5,298,529	0.10

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.[c]	1,801,216	29,846,149	0.54
Colonial Properties Trust[c]	1,196,773	21,733,398	0.39
Entertainment Properties Trust	640,314	24,959,440	0.45
Extra Space Storage Inc.	1,293,597	24,099,712	0.44
Kilroy Realty Corp.	802,299	25,111,959	0.45
LaSalle Hotel Properties[c]	1,167,639	22,418,669	0.41
Mid-America Apartment Communities Inc.[c]	509,673	30,692,508	0.55

Security	Shares	Value	% of Net Assets
National Retail Properties Inc.[c]	1,292,336	$34,725,068	0.63%
Post Properties Inc.[c]	692,646	24,062,522	0.43
Tanger Factory Outlet Centers Inc.	1,178,971	30,665,036	0.55
Other securities[a]		177,288,573	3.21

		445,603,034	8.05

RETAIL
Casey’s General Stores Inc.	522,082	22,788,879	0.41
Cash America International Inc.[c]	402,440	20,588,830	0.37
Other securities[a]		426,275,012	7.71

		469,652,721	8.49

SAVINGS & LOANS
Other securities[a]		44,053,927	0.80

		44,053,927	0.80

SEMICONDUCTORS
Other securities[a]		234,549,503	4.24

		234,549,503	4.24

SOFTWARE
CommVault Systems Inc.[b,c]	610,970	22,642,548	0.41
Quality Systems Inc.	269,355	26,127,435	0.47
Other securities[a]		168,899,501	3.05

		217,669,484	3.93

STORAGE & WAREHOUSING
Other securities[a]		8,124,237	0.15

		8,124,237	0.15

TELECOMMUNICATIONS
Other securities[a]		154,872,513	2.80

		154,872,513	2.80

TEXTILES
Other securities[a]		16,106,343	0.29

		16,106,343	0.29

TOYS, GAMES & HOBBIES
Other securities[a]		7,076,859	0.13

		7,076,859	0.13

TRANSPORTATION
Bristow Group Inc.	501,784	21,290,695	0.38
Other securities[a]		71,242,434	1.29

		92,533,129	1.67

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
WATER
Other securities[a]		$8,703,690	0.16%

		8,703,690	0.16

TOTAL COMMON STOCKS
(Cost: $6,928,428,168)		5,523,945,537	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	952,543,320	952,543,320	17.21
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	80,683,430	80,683,430	1.46
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	5,589,838	5,589,838	0.10

		1,038,816,588	18.77

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,038,816,588)		1,038,816,588	18.77

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,967,244,756)		6,562,762,125	118.61

Other Assets, Less Liabilities		(1,029,752,027)	(18.61)

NET ASSETS		$5,533,010,098	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$4,386,033	0.32%

		4,386,033	0.32

AGRICULTURE
Other securities[a]		2,278,748	0.16

		2,278,748	0.16

AIRLINES
Other securities[a]		4,864,287	0.35

		4,864,287	0.35

APPAREL
Carter’s Inc.[b,c]	346,310	10,576,307	0.76
Crocs Inc.[b]	613,314	14,517,142	1.04
Iconix Brand Group Inc.[b]	501,750	7,927,650	0.57
Steven Madden Ltd.[b,c]	261,044	7,857,424	0.57
Other securities[a]		18,669,477	1.34

		59,548,000	4.28

AUTO PARTS & EQUIPMENT
Other securities[a]		906,328	0.07

		906,328	0.07

BANKS
Signature Bank[b]	315,831	15,074,614	1.08
Other securities[a]		14,855,347	1.07

		29,929,961	2.15

BEVERAGES
Other securities[a]		9,238,436	0.66

		9,238,436	0.66

BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[b,c]	515,092	29,978,355	2.16
Other securities[a]		9,069,370	0.65

		39,047,725	2.81

BUILDING MATERIALS
Other securities[a]		3,055,805	0.22

		3,055,805	0.22

CHEMICALS
Balchem Corp.	198,395	7,402,117	0.53
Other securities[a]		12,909,797	0.93

		20,311,914	1.46

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES
Chemed Corp.	146,745	$8,065,105	0.58%
Coinstar Inc.[b,c]	210,719	8,428,760	0.61
Healthcare Services Group Inc.	455,417	7,350,430	0.53
HealthSpring Inc.[b]	465,495	16,971,948	1.22
HMS Holdings Corp.[b,c]	580,902	14,168,200	1.02
MAXIMUS Inc.	236,615	8,257,863	0.59
Monro Muffler Brake Inc.	209,485	6,906,720	0.50
PAREXEL International Corp.[b,c]	404,313	7,653,645	0.55
Wright Express Corp.[b,c]	264,912	10,077,252	0.72
Other securities[a]		48,579,668	3.50

		136,459,591	9.82

COMPUTERS
Other securities[a]		36,869,026	2.65

		36,869,026	2.65

COSMETICS & PERSONAL CARE
Other securities[a]		1,721,841	0.12

		1,721,841	0.12

DISTRIBUTION & WHOLESALE
Other securities[a]		5,927,398	0.43

		5,927,398	0.43

DIVERSIFIED FINANCIAL SERVICES
Portfolio Recovery Associates Inc.[b,c]	117,335	7,300,584	0.53
Stifel Financial Corp.[b]	368,281	9,781,543	0.70
Other securities[a]		11,926,430	0.86

		29,008,557	2.09

ELECTRIC
Other securities[a]		4,140,412	0.30

		4,140,412	0.30

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		14,135,234	1.02

		14,135,234	1.02

ELECTRONICS
Other securities[a]		43,702,517	3.14

		43,702,517	3.14

ENGINEERING & CONSTRUCTION
Other securities[a]		1,054,271	0.08

		1,054,271	0.08

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[a]		$3,420,959	0.25%

		3,420,959	0.25

ENVIRONMENTAL CONTROL
Darling International Inc.[b,c]	802,424	10,102,518	0.73
Other securities[a]		7,285,870	0.52

		17,388,388	1.25

FOOD
Diamond Foods Inc.[c]	90,583	7,227,617	0.52
TreeHouse Foods Inc.[b,c]	245,938	15,208,806	1.09
United Natural Foods Inc.[b,c]	199,422	7,386,591	0.53
Other securities[a]		16,678,655	1.20

		46,501,669	3.34

FOREST PRODUCTS & PAPER
Other securities[a]		18,264,140	1.31

		18,264,140	1.31

GAS
Other securities[a]		12,440,164	0.89

		12,440,164	0.89

HEALTH CARE – PRODUCTS
Align Technology Inc.[b]	468,072	7,100,652	0.51
Haemonetics Corp.[b,c]	176,676	10,332,013	0.74
Other securities[a]		39,426,576	2.84

		56,859,241	4.09

HEALTH CARE – SERVICES
Other securities[a]		23,395,480	1.68

		23,395,480	1.68

HOME BUILDERS
Other securities[a]		148,741	0.01

		148,741	0.01

HOME FURNISHINGS
Other securities[a]		4,596,298	0.33

		4,596,298	0.33

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		4,035,162	0.29

		4,035,162	0.29

HOUSEWARES
Other securities[a]		8,770,704	0.63

		8,770,704	0.63

Security	Shares	Value	% of Net Assets
INSURANCE
Other securities[a]		$6,748,757	0.49%

		6,748,757	0.49

INTERNET
j2 Global Communications Inc.[c]	317,254	8,534,133	0.61
Other securities[a]		39,769,667	2.86

		48,303,800	3.47

LEISURE TIME
Other securities[a]		8,021,939	0.58

		8,021,939	0.58

LODGING
Other securities[a]		274,681	0.02

		274,681	0.02

MACHINERY
Other securities[a]		21,240,173	1.53

		21,240,173	1.53

MANUFACTURING
CLARCOR Inc.	165,884	6,864,280	0.49
Other securities[a]		21,099,153	1.52

		27,963,433	2.01

MEDIA
Other securities[a]		5,647,671	0.41

		5,647,671	0.41

METAL FABRICATE & HARDWARE
Other securities[a]		4,894,424	0.35

		4,894,424	0.35

MINING
Other securities[a]		7,072,846	0.51

		7,072,846	0.51

MISCELLANEOUS – MANUFACTURING
Other securities[a]		1,570,454	0.11

		1,570,454	0.11

OFFICE FURNISHINGS
Other securities[a]		2,624,618	0.19

		2,624,618	0.19

OIL & GAS
Other securities[a]		22,569,309	1.62

		22,569,309	1.62

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
SEACOR Holdings Inc.	99,640	$7,992,124	0.57%
Other securities[a]		9,242,625	0.67

		17,234,749	1.24

PHARMACEUTICALS
Cubist Pharmaceuticals Inc.[b,c]	418,896	14,795,407	1.06
Questcor Pharmaceuticals Inc.[b]	427,230	11,646,290	0.84
Salix Pharmaceuticals Ltd.[b]	405,044	11,989,302	0.86
ViroPharma Inc.[b,c]	485,038	8,764,637	0.63
Other securities[a]		20,692,011	1.49

		67,887,647	4.88

REAL ESTATE
Other securities[a]		1,625,590	0.12

		1,625,590	0.12

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.	422,937	7,008,066	0.50
Mid-America Apartment Communities Inc.[c]	150,233	9,047,031	0.65
National Retail Properties Inc.[c]	393,847	10,582,669	0.76
Tanger Factory Outlet Centers Inc.	589,004	15,319,994	1.10
Other securities[a]		69,516,009	5.01

		111,473,769	8.02

RETAIL
BJ’s Restaurants Inc.[b,c]	165,200	7,286,972	0.52
Buckle Inc. (The)[c]	185,042	7,116,715	0.51
Buffalo Wild Wings Inc.[b,c]	125,814	7,523,677	0.54
Cash America International Inc.	201,042	10,285,309	0.74
EZCORP Inc.[b,c]	297,874	8,501,324	0.61
First Cash Financial Services Inc.[b,c]	211,437	8,869,782	0.64
HSN Inc.[b]	274,099	9,080,900	0.65
Jos. A. Bank Clothiers Inc.[b]	190,776	8,895,885	0.64
Other securities[a]		78,971,348	5.69

		146,531,912	10.54

SAVINGS & LOANS
Other securities[a]		4,996,258	0.36

		4,996,258	0.36

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Hittite Microwave Corp.[b,c]	191,305	$9,316,553	0.67%
Veeco Instruments Inc.[b,c]	281,454	6,867,478	0.49
Other securities[a]		73,338,350	5.28

		89,522,381	6.44

SOFTWARE
CommVault Systems Inc.[b,c]	305,220	11,311,453	0.81
Progress Software Corp.[b,c]	458,337	8,043,814	0.58
Quality Systems Inc.[c]	134,565	13,052,805	0.94
Taleo Corp. Class Ab	283,251	7,285,216	0.52
Other securities[a]		50,887,792	3.67

		90,581,080	6.52

STORAGE & WAREHOUSING
Other securities[a]		2,112,507	0.15

		2,112,507	0.15

TELECOMMUNICATIONS
ViaSat Inc.[b,c]	288,822	9,620,661	0.69
Other securities[a]		25,409,044	1.83

		35,029,705	2.52

TEXTILES
Other securities[a]		2,473,559	0.18

		2,473,559	0.18

TOYS, GAMES & HOBBIES
Other securities[a]		1,343,536	0.10

		1,343,536	0.10

TRANSPORTATION
Other securities[a]		15,890,507	1.14

		15,890,507	1.14

WATER
Other securities[a]		2,303,542	0.17

		2,303,542	0.17

TOTAL COMMON STOCKS
(Cost: $1,493,175,368)		1,388,345,877	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	243,861,445	243,861,445	17.54

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	20,655,835	$20,655,835	1.49%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,141,084	1,141,084	0.08

		265,658,364	19.11

TOTAL SHORT-TERM INVESTMENTS
(Cost: $265,658,364)		265,658,364	19.11

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,758,833,732)		1,654,004,241	118.98

Other Assets, Less Liabilities		(263,862,070)	(18.98)

NET ASSETS		$1,390,142,171	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,605,785	0.19%

		2,605,785	0.19

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	325,578	9,386,414	0.67
Moog Inc. Class Ab,c	320,657	10,459,831	0.75
Teledyne Technologies Inc.[b,c]	256,918	12,553,014	0.90
Other securities[a]		15,977,051	1.14

		48,376,310	3.46

AGRICULTURE
Other securities[a]		3,544,282	0.25

		3,544,282	0.25

AIRLINES
Other securities[a]		4,173,135	0.30

		4,173,135	0.30

APPAREL
Other securities[a]		16,522,258	1.18

		16,522,258	1.18

AUTO PARTS & EQUIPMENT
Other securities[a]		4,386,626	0.31

		4,386,626	0.31

BANKS
F.N.B. Corp.	887,404	7,605,052	0.54
Umpqua Holdings Corp.	800,215	7,033,890	0.50
Wintrust Financial Corp.[c]	248,275	6,407,978	0.46
Other securities[a]		101,591,925	7.26

		122,638,845	8.76

BIOTECHNOLOGY
Other securities[a]		4,742,538	0.34

		4,742,538	0.34

BUILDING MATERIALS
Simpson Manufacturing Co. Inc.	283,330	7,063,417	0.50
Other securities[a]		24,126,776	1.73

		31,190,193	2.23

CHEMICALS
Arch Chemicals Inc.	176,843	8,297,474	0.59

Security	Shares	Value	% of Net Assets
Other securities[a]		$25,508,848	1.83%

		33,806,322	2.42

COMMERCIAL SERVICES
ABM Industries Inc.	334,091	6,367,775	0.46
GEO Group Inc. (The)[b]	454,471	8,434,982	0.60
Live Nation Entertainment Inc.[b]	1,030,659	8,255,579	0.59
Other securities[a]		33,765,678	2.41

		56,824,014	4.06

COMPUTERS
CACI International Inc. Class Ab,c	212,288	10,601,663	0.76
Other securities[a]		13,386,154	0.95

		23,987,817	1.71

DISTRIBUTION & WHOLESALE
Pool Corp.	337,393	8,832,949	0.63
United Stationers Inc.	310,323	8,456,302	0.60
Other securities[a]		9,992,560	0.72

		27,281,811	1.95

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		15,071,478	1.08

		15,071,478	1.08

ELECTRIC
ALLETE Inc.	224,100	8,208,783	0.59
Avista Corp.	405,041	9,660,228	0.69
NorthWestern Corp.	253,313	8,090,817	0.58
UIL Holdings Corp.	353,046	11,625,805	0.83
UniSource Energy Corp.	257,756	9,302,414	0.66
Other securities[a]		14,085,529	1.01

		60,973,576	4.36

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		12,391,536	0.89

		12,391,536	0.89

ELECTRONICS
Brady Corp. Class A	368,944	9,751,190	0.70
Other securities[a]		49,123,951	3.51

		58,875,141	4.21

ENERGY – ALTERNATE SOURCES
Other securities[a]		614,614	0.04

		614,614	0.04

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b,c]	467,381	$9,501,856	0.68%
Other securities[a]		6,776,814	0.48

		16,278,670	1.16

ENTERTAINMENT
Other securities[a]		3,627,987	0.26

		3,627,987	0.26

ENVIRONMENTAL CONTROL
Other securities[a]		6,510,880	0.46

		6,510,880	0.46

FOOD
Other securities[a]		36,750,212	2.63

		36,750,212	2.63

FOREST PRODUCTS & PAPER
Other securities[a]		11,729,054	0.84

		11,729,054	0.84

GAS
New Jersey Resources Corp.	289,428	12,320,950	0.88
Piedmont Natural Gas Co.	321,789	9,296,484	0.66
Southwest Gas Corp.	320,467	11,591,291	0.83
Other securities[a]		17,283,402	1.24

		50,492,127	3.61

HEALTH CARE – PRODUCTS
Other securities[a]		33,181,574	2.37

		33,181,574	2.37

HEALTH CARE – SERVICES
Centene Corp.[b,c]	351,447	10,075,985	0.72
Other securities[a]		20,765,784	1.48

		30,841,769	2.20

HOME BUILDERS
Other securities[a]		7,205,884	0.51

		7,205,884	0.51

HOME FURNISHINGS
Other securities[a]		5,884,979	0.42

		5,884,979	0.42

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		13,989,338	1.00

		13,989,338	1.00

HOUSEWARES
Other securities[a]		4,539,442	0.32

		4,539,442	0.32

Security	Shares	Value	% of Net Assets
INSURANCE
Delphi Financial Group Inc. Class A	384,344	$8,271,083	0.59%
ProAssurance Corp.[c]	213,667	15,388,297	1.10
RLI Corp.	116,298	7,394,227	0.53
Other securities[a]		35,593,772	2.54

		66,647,379	4.76

INTERNET
Other securities[a]		10,945,727	0.78

		10,945,727	0.78

INVESTMENT COMPANIES
Prospect Capital Corp.[c]	763,729	6,422,961	0.46

		6,422,961	0.46

IRON & STEEL
Other securities[a]		2,813,777	0.20

		2,813,777	0.20

LEISURE TIME
Other securities[a]		8,694,543	0.62

		8,694,543	0.62

LODGING
Other securities[a]		3,776,995	0.27

		3,776,995	0.27

MACHINERY
Applied Industrial Technologies Inc.	297,669	8,084,690	0.58
Robbins & Myers Inc.	191,534	6,648,145	0.48
Other securities[a]		22,802,687	1.62

		37,535,522	2.68

MANUFACTURING
Actuant Corp. Class A	479,387	9,467,893	0.68
Barnes Group Inc.	334,295	6,435,179	0.46
CLARCOR Inc.	183,125	7,577,712	0.54
Other securities[a]		30,799,223	2.20

		54,280,007	3.88

MEDIA
Other securities[a]		977,095	0.07

		977,095	0.07

METAL FABRICATE & HARDWARE
Mueller Industries Inc.	264,746	10,216,548	0.73

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$10,324,738	0.74%

		20,541,286	1.47

MINING
Other securities[a]		13,598,600	0.97

		13,598,600	0.97

MISCELLANEOUS – MANUFACTURING
Other securities[a]		1,257,903	0.09

		1,257,903	0.09

OFFICE FURNISHINGS
Other securities[a]		2,102,517	0.15

		2,102,517	0.15

OIL & GAS
Other securities[a]		17,190,083	1.23

		17,190,083	1.23

OIL & GAS SERVICES
World Fuel Services Corp.	496,841	16,221,859	1.16
Other securities[a]		24,963,842	1.78

		41,185,701	2.94

PHARMACEUTICALS
Other securities[a]		6,274,936	0.45

		6,274,936	0.45

REAL ESTATE
Other securities[a]		1,057,506	0.08

		1,057,506	0.08

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.	485,991	8,052,871	0.58
Colonial Properties Trust[c]	365,554	6,638,461	0.47
Entertainment Properties Trust	166,253	6,480,542	0.46
Kilroy Realty Corp.	232,807	7,286,859	0.52
LaSalle Hotel Properties[c]	374,477	7,189,958	0.51
Mid-America Apartment Communities Inc.[c]	106,391	6,406,866	0.46
National Retail Properties Inc.[c]	256,604	6,894,949	0.49
Post Properties Inc.[c]	193,940	6,737,476	0.48
Other securities[a]		57,567,871	4.12

		113,255,853	8.09

Security	Shares	Value	% of Net Assets
RETAIL
Casey’s General Stores Inc.	265,736	$11,599,376	0.83%
Jack in the Box Inc.[b,c]	324,063	6,455,335	0.46
Other securities[a]		71,694,063	5.12

		89,748,774	6.41

SAVINGS & LOANS
Northwest Bancshares Inc.	721,482	8,592,851	0.61
Other securities[a]		8,712,436	0.63

		17,305,287	1.24

SEMICONDUCTORS
Other securities[a]		28,224,648	2.02

		28,224,648	2.02
SOFTWARE
Other securities[a]		18,472,619	1.32

		18,472,619	1.32

STORAGE & WAREHOUSING
Other securities[a]		1,985,525	0.14

		1,985,525	0.14

TELECOMMUNICATIONS
Anixter International Inc.	204,746	9,713,150	0.69
ARRIS Group Inc.[b,c]	833,798	8,588,119	0.61
Other securities[a]		24,785,354	1.78

		43,086,623	3.08

TEXTILES
Other securities[a]		5,669,662	0.40

		5,669,662	0.40

TOYS, GAMES & HOBBIES
Other securities[a]		2,234,470	0.16

		2,234,470	0.16

TRANSPORTATION
Bristow Group Inc.	255,405	10,836,834	0.77
Other securities[a]		20,080,868	1.44

		30,917,702	2.21

WATER
Other securities[a]		2,083,845	0.15

		2,083,845	0.15

TOTAL COMMON STOCKS
(Cost: $1,637,210,433)		1,397,325,743	99.84

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® SMALLCAP 600 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	241,112,026	$241,112,026	17.23%
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	20,422,951	20,422,951	1.46
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,664,870	1,664,870	0.12

		263,199,847	18.81

TOTAL SHORT-TERM INVESTMENTS
(Cost: $263,199,847)		263,199,847	18.81

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,900,410,280)		1,660,525,590	118.65
Other Assets, Less Liabilities		(261,028,631)	(18.65)

NET ASSETS		$1,399,496,959	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$352,976	0.13%

		352,976	0.13

AEROSPACE & DEFENSE
Boeing Co. (The)	17,212	1,041,498	0.38
United Technologies Corp.	21,141	1,487,481	0.55
Other securities[a]		2,684,384	0.99

		5,213,363	1.92

AGRICULTURE
Altria Group Inc.	48,200	1,292,242	0.48
Philip Morris International Inc.	40,845	2,547,911	0.94
Other securities[a]		1,823,377	0.67

		5,663,530	2.09

AIRLINES
Other securities[a]		247,966	0.09

		247,966	0.09

APPAREL
Other securities[a]		2,032,839	0.75

		2,032,839	0.75

AUTO MANUFACTURERS
Other securities[a]		1,173,097	0.43

		1,173,097	0.43

AUTO PARTS & EQUIPMENT
Other securities[a]		646,613	0.24

		646,613	0.24

BANKS
Bank of America Corp.	235,772	1,442,925	0.53
Citigroup Inc.	67,868	1,738,778	0.64
Goldman Sachs Group Inc. (The)	11,773	1,113,137	0.41
JPMorgan Chase & Co.	90,669	2,730,950	1.01
PNC Financial Services Group Inc. (The)[b]	12,220	588,882	0.22
U.S. Bancorp	44,612	1,050,167	0.39
Wells Fargo & Co.	122,778	2,961,405	1.09
Other securities[a]		4,720,080	1.73

		16,346,324	6.02

BEVERAGES
Coca-Cola Co. (The)	53,395	3,607,366	1.33
PepsiCo Inc.	36,800	2,277,920	0.84

Security	Shares	Value	% of Net Assets
Other securities[a]		$1,235,960	0.45%

		7,121,246	2.62

BIOTECHNOLOGY
Amgen Inc.	21,509	1,181,919	0.44
Other securities[a]		1,787,244	0.65

		2,969,163	1.09

BUILDING MATERIALS
Other securities[a]		274,859	0.10

		274,859	0.10

CHEMICALS
Other securities[a]		5,039,296	1.86

		5,039,296	1.86

COAL
Other securities[a]		574,202	0.21

		574,202	0.21

COMMERCIAL SERVICES
Other securities[a]		5,011,567	1.85

		5,011,567	1.85

COMPUTERS
Apple Inc.[c]	21,561	8,218,622	3.03
Hewlett-Packard Co.	48,279	1,083,864	0.40
International Business Machines Corp.	27,772	4,860,933	1.79
Other securities[a]		4,572,893	1.68

		18,736,312	6.90

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	63,899	4,037,139	1.49
Other securities[a]		1,432,537	0.52

		5,469,676	2.01

DISTRIBUTION & WHOLESALE
Other securities[a]		996,814	0.37

		996,814	0.37

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	24,174	1,085,413	0.40
BlackRock Inc.[b]	2,327	344,419	0.13
Other securities[a]		3,183,227	1.17

		4,613,059	1.70

ELECTRIC
Other securities[a]		9,978,695	3.68

		9,978,695	3.68

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$1,198,469	0.44%

		1,198,469	0.44

ELECTRONICS
Other securities[a]		2,230,695	0.82

		2,230,695	0.82

ENERGY – ALTERNATE SOURCES
Other securities[a]		88,403	0.03

		88,403	0.03

ENGINEERING & CONSTRUCTION
Other securities[a]		583,775	0.22

		583,775	0.22

ENTERTAINMENT
Other securities[a]		207,347	0.08

		207,347	0.08

ENVIRONMENTAL CONTROL
Other securities[a]		975,494	0.36

		975,494	0.36

FOOD
Kraft Foods Inc. Class A	41,093	1,379,903	0.51
Other securities[a]		4,355,102	1.60

		5,735,005	2.11

FOREST PRODUCTS & PAPER
Other securities[a]		1,135,031	0.42

		1,135,031	0.42

GAS
Other securities[a]		1,286,608	0.47

		1,286,608	0.47

HAND & MACHINE TOOLS
Other securities[a]		417,095	0.15

		417,095	0.15

HEALTH CARE – PRODUCTS
Johnson & Johnson	63,726	4,059,983	1.50
Other securities[a]		5,835,024	2.14

		9,895,007	3.64

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	25,048	1,155,214	0.43
Other securities[a]		2,502,286	0.92

		3,657,500	1.35

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		$104,736	0.04%

		104,736	0.04

HOME BUILDERS
Other securities[a]		350,647	0.13

		350,647	0.13

HOME FURNISHINGS
Other securities[a]		171,119	0.06

		171,119	0.06

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,554,782	0.57

		1,554,782	0.57

HOUSEWARES
Other securities[a]		125,982	0.05

		125,982	0.05

INSURANCE
Berkshire Hathaway Inc. Class Bc	40,896	2,905,252	1.07
Other securities[a]		7,121,559	2.62

		10,026,811	3.69

INTERNET
Amazon.com Inc.[c]	8,446	1,826,279	0.67
Google Inc. Class Ac	5,857	3,012,724	1.11
Other securities[a]		3,105,235	1.15

		7,944,238	2.93

INVESTMENT COMPANIES
Other securities[a]		55,708	0.02

		55,708	0.02

IRON & STEEL
Other securities[a]		756,399	0.28

		756,399	0.28

LEISURE TIME
Other securities[a]		708,293	0.26

		708,293	0.26

LODGING
Other securities[a]		689,156	0.25

		689,156	0.25

MACHINERY
Caterpillar Inc.	15,038	1,110,406	0.41
Other securities[a]		2,070,136	0.76

		3,180,542	1.17

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
MANUFACTURING
3M Co.	16,515	$1,185,612	0.44%
General Electric Co.	246,509	3,756,797	1.38
Other securities[a]		4,725,235	1.74

		9,667,644	3.56

MEDIA
Comcast Corp. Class A	63,967	1,336,910	0.49
Walt Disney Co. (The)	43,188	1,302,550	0.48
Other securities[a]		4,531,319	1.67

		7,170,779	2.64

METAL FABRICATE & HARDWARE
Other securities[a]		754,082	0.28

		754,082	0.28

MINING
Other securities[a]		1,861,720	0.69

		1,861,720	0.69

MISCELLANEOUS – MANUFACTURING
Other securities[a]		9,412	0.00

		9,412	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		314,727	0.12

		314,727	0.12

OFFICE FURNISHINGS
Other securities[a]		60,201	0.02

		60,201	0.02

OIL & GAS
Chevron Corp.	46,579	4,309,489	1.59
ConocoPhillips	31,931	2,021,871	0.74
Exxon Mobil Corp.	113,072	8,212,419	3.02
Occidental Petroleum Corp.	18,912	1,352,208	0.50
Other securities[a]		7,335,029	2.71

		23,231,016	8.56

OIL & GAS SERVICES
Schlumberger Ltd.	31,383	1,874,507	0.69
Other securities[a]		2,730,708	1.01

		4,605,215	1.70

PACKAGING & CONTAINERS
Other securities[a]		503,750	0.19

		503,750	0.19

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	36,204	$1,851,473	0.68%
Bristol-Myers Squibb Co.	39,695	1,245,629	0.46
Merck & Co. Inc.	71,639	2,343,312	0.86
Pfizer Inc.	181,433	3,207,735	1.18
Other securities[a]		5,555,534	2.05

		14,203,683	5.23

PIPELINES
Other securities[a]		1,248,155	0.46

		1,248,155	0.46
REAL ESTATE
Other securities[a]		163,622	0.06

		163,622	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		6,341,751	2.34

		6,341,751	2.34

RETAIL
CVS Caremark Corp.	31,233	1,048,804	0.39
Home Depot Inc. (The)	36,405	1,196,632	0.44
McDonald’s Corp.	23,994	2,107,153	0.78
Wal-Mart Stores Inc.	40,878	2,121,568	0.78
Other securities[a]		10,693,876	3.93

		17,168,033	6.32

SAVINGS & LOANS
Other securities[a]		478,177	0.18

		478,177	0.18

SEMICONDUCTORS
Intel Corp.	122,105	2,604,500	0.96
Other securities[a]		4,248,792	1.56

		6,853,292	2.52

SHIPBUILDING
Other securities[a]		27,979	0.01

		27,979	0.01

SOFTWARE
Microsoft Corp.	173,405	4,316,050	1.59
Oracle Corp.	91,878	2,640,574	0.97
Other securities[a]		4,778,666	1.76

		11,735,290	4.32

STORAGE & WAREHOUSING
Other securities[a]		14,089	0.01

		14,089	0.01

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	137,807	$3,930,256	1.45%
Cisco Systems Inc.	127,913	1,981,372	0.73
QUALCOMM Inc.	39,066	1,899,780	0.70
Verizon Communications Inc.	65,822	2,422,250	0.89
Other securities[a]		3,511,472	1.29

		13,745,130	5.06

TEXTILES
Other securities[a]		158,140	0.06

		158,140	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		311,291	0.11

		311,291	0.11

TRANSPORTATION
United Parcel Service Inc. Class B	22,819	1,441,020	0.53
Other securities[a]		3,498,551	1.29

		4,939,571	1.82

TRUCKING & LEASING
Other securities[a]		33,562	0.01

		33,562	0.01

WATER
Other securities[a]		85,115	0.03

		85,115	0.03

TOTAL COMMON STOCKS
(Cost: $303,940,157)		271,225,865	99.90

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,d,e]	7,408,032	7,408,032	2.73
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,d,e]	627,484	627,484	0.23

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	274,797	$274,797	0.10%

		8,310,313	3.06

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,310,313)		8,310,313	3.06

TOTAL INVESTMENTS IN SECURITIES
(Cost: $312,250,470)		279,536,178	102.96

SHORT POSITIONS[f]

COMMON STOCKS
Lone Pine Resources Inc.[c]	(1,532)	(10,111)	(0.00)

TOTAL SHORT POSITIONS
(Proceeds: $10,157)		(10,111)	(0.00)

Other Assets, Less Liabilities		(8,026,477)	(2.96)

NET ASSETS		$271,499,590	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2011

	iShares S&P 100 Index Fund	iShares S&P MidCap 400 Index Fund	iShares S&P MidCap 400 Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$3,433,903,612	$9,161,832,914	$2,743,397,531
Affiliated (Note 2)	45,976,679	1,153,491,721	340,987,003

Total cost of investments	$3,479,880,291	$10,315,324,635	$3,084,384,534

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,666,358,727	$8,339,352,246	$2,456,358,676
Affiliated (Note 2)	45,976,679	1,153,491,721	340,987,003

Total fair value of investments	2,712,335,406	9,492,843,967	2,797,345,679
Receivables:
Investment securities sold	–	18,535,073	7,577,511
Dividends and interest	3,905,683	8,543,698	1,756,640
Capital shares sold	–	306,167	–
Capital shares redeemed	–	136,017	–

Total Assets	2,716,241,089	9,520,364,922	2,806,679,830

LIABILITIES
Short positions, at value[b]	–	3,708,672	946,348
Payables:
Investment securities purchased	–	23,339,606	7,833,035
Collateral for securities on loan (Note 5)	43,767,650	1,145,889,596	339,279,515
Capital shares redeemed	–	–	72,223
Investment advisory fees (Note 2)	468,939	1,473,386	551,603

Total Liabilities	44,236,589	1,174,411,260	348,682,724

NET ASSETS	$2,672,004,500	$8,345,953,662	$2,457,997,106

Net assets consist of:
Paid-in capital	$3,718,772,134	$9,072,352,533	$2,889,850,527
Undistributed (distributions in excess of) net investment income	860,105	(1,919,222)	(579,501)
Undistributed net realized gain (accumulated net realized loss)	(280,082,854)	97,983,981	(144,239,412)
Net unrealized depreciation	(767,544,885)	(822,463,630)	(287,034,508)

NET ASSETS	$2,672,004,500	$8,345,953,662	$2,457,997,106

Shares outstanding[c]	52,000,000	107,000,000	27,350,000

Net asset value per share	$51.38	$78.00	$89.87

[a]	Securities on loan with values of $42,570,966, $1,118,773,763 and $331,603,576, respectively. See Note 5.
[b]	Proceeds: $ –, $3,725,710 and $950,695, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Index Fund	iShares S&P SmallCap 600 Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$2,038,993,832	$6,928,428,168	$1,493,175,368
Affiliated (Note 2)	148,521,396	1,038,816,588	265,658,364

Total cost of investments	$2,187,515,228	$7,967,244,756	$1,758,833,732

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,755,455,796	$5,523,945,537	$1,388,345,877
Affiliated (Note 2)	148,521,396	1,038,816,588	265,658,364

Total fair value of investments	1,903,977,192	6,562,762,125	1,654,004,241
Cash	–	18,921	2,694
Receivables:
Investment securities sold	887,634	38,063,691	11,311,968
Dividends and interest	2,346,286	6,849,348	1,245,566

Total Assets	1,907,211,112	6,607,694,085	1,666,564,469

LIABILITIES
Short positions, at value[b]	883,575	–	–
Payables:
Investment securities purchased	12,649,829	40,064,626	11,504,330
Collateral for securities on loan (Note 5)	146,750,868	1,033,226,750	264,517,280
Capital shares redeemed	–	422,343	92,644
Investment advisory fees (Note 2)	384,012	970,268	308,044

Total Liabilities	160,668,284	1,074,683,987	276,422,298

NET ASSETS	$1,746,542,828	$5,533,010,098	$1,390,142,171

Net assets consist of:
Paid-in capital	$2,340,049,498	$7,206,095,260	$1,667,252,064
Distributions in excess of net investment income	(476,322)	(721,678)	(151,540)
Accumulated net realized loss	(309,496,371)	(267,880,853)	(172,128,862)
Net unrealized depreciation	(283,533,977)	(1,404,482,631)	(104,829,491)

NET ASSETS	$1,746,542,828	$5,533,010,098	$1,390,142,171

Shares outstanding[c]	26,450,000	94,450,000	21,550,000

Net asset value per share	$66.03	$58.58	$64.51

[a]	Securities on loan with values of $143,001,435, $1,006,215,639 and $257,917,791, respectively. See Note 5.
[b]	Proceeds: $887,634, $ – and $ –, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

	iShares S&P SmallCap 600 Value Index Fund	iShares S&P 1500 Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$1,637,210,433	$302,651,192
Affiliated (Note 2)	263,199,847	9,599,278

Total cost of investments	$1,900,410,280	$312,250,470

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,397,325,743	$270,292,564
Affiliated (Note 2)	263,199,847	9,243,614

Total fair value of investments	1,660,525,590	279,536,178
Cash	3,803	7
Receivables:
Investment securities sold	7,791,236	25,091
Dividends and interest	2,191,168	383,409

Total Assets	1,670,511,797	279,944,685

LIABILITIES
Short positions, at value[b]	–	10,111
Payables:
Investment securities purchased	9,179,470	319,880
Collateral for securities on loan (Note 5)	261,534,977	8,035,516
Capital shares redeemed	–	32,176
Investment advisory fees (Note 2)	300,391	47,412

Total Liabilities	271,014,838	8,445,095

NET ASSETS	$1,399,496,959	$271,499,590

Net assets consist of:
Paid-in capital	$1,967,962,922	$323,781,340
Undistributed (distributions in excess of) net investment income	(287,223)	51,747
Accumulated net realized loss	(328,294,050)	(19,619,251)
Net unrealized depreciation	(239,884,690)	(32,714,246)

NET ASSETS	$1,399,496,959	$271,499,590

Shares outstanding[c]	23,650,000	5,300,000

Net asset value per share	$59.18	$51.23

[a]	Securities on loan with values of $253,938,188 and $7,828,995, respectively. See Note 5.
[b]	Proceeds: $ – and $10,157, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P 100 Index Fund	iShares S&P MidCap 400 Index Fund	iShares S&P MidCap 400 Growth Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated	$32,841,364	$66,536,206	$11,557,224
Interest – affiliated (Note 2)	205	659	196
Securities lending income – affiliated (Note 2)	32,896	1,571,314	479,788

Total investment income	32,874,465	68,108,179	12,037,208

EXPENSES
Investment advisory fees (Note 2)	2,934,189	10,686,613	3,974,954

Total expenses	2,934,189	10,686,613	3,974,954

Net investment income	29,940,276	57,421,566	8,062,254

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(23,271,657)	(93,402,973)	23,962,458
In-kind redemptions – unaffiliated	64,913,870	609,078,891	263,690,773

Net realized gain	41,642,213	515,675,918	287,653,231

Net change in unrealized appreciation/depreciation on:
Investments	(442,903,309)	(2,831,811,966)	(900,565,151)
Short positions (Note 1)	–	17,038	4,347

Net change in unrealized appreciation/depreciation	(442,903,309)	(2,831,794,928)	(900,560,804)

Net realized and unrealized loss	(401,261,096)	(2,316,119,010)	(612,907,573)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(371,320,820)	$(2,258,697,444)	$(604,845,319)

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Index Fund	iShares S&P SmallCap 600 Growth Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated	$19,465,618	$35,782,172	$6,538,387
Interest – affiliated (Note 2)	145	274	85
Securities lending income – affiliated (Note 2)	314,730	1,936,439	578,465

Total investment income	19,780,493	37,718,885	7,116,937

EXPENSES
Investment advisory fees (Note 2)	2,755,343	6,932,336	2,368,041

Total expenses	2,755,343	6,932,336	2,368,041

Net investment income	17,025,150	30,786,549	4,748,896

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(3,384,705)	27,892,023	43,580,228
In-kind redemptions – unaffiliated	40,294,104	307,066,802	118,224,438

Net realized gain	36,909,399	334,958,825	161,804,666

Net change in unrealized appreciation/depreciation on:
Investments	(584,123,048)	(1,829,517,138)	(514,337,184)
Short positions (Note 1)	4,059	–	–

Net change in unrealized appreciation/depreciation	(584,118,989)	(1,829,517,138)	(514,337,184)

Net realized and unrealized loss	(547,209,590)	(1,494,558,313)	(352,532,518)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(530,184,440)	$(1,463,771,764)	$(347,783,622)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P SmallCap 600 Value Index Fund	iShares S&P 1500 Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated	$11,678,792	$3,090,650
Dividends – affiliated (Note 2)	–	15,515
Interest – affiliated (Note 2)	67	25
Securities lending income – affiliated (Note 2)	442,724	20,176

Total investment income	12,121,583	3,126,366

EXPENSES
Investment advisory fees (Note 2)	2,141,158	323,298

Total expenses	2,141,158	323,298

Net investment income	9,980,425	2,803,068

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(593,277)	(2,427,102)
Investments – affiliated (Note 2)	–	(3,916)
In-kind redemptions – unaffiliated	27,697,007	2,825,776
In-kind redemptions – affiliated (Note 2)	–	(6,866)

Net realized gain	27,103,730	387,892

Net change in unrealized appreciation/depreciation on:
Investments	(441,699,506)	(52,476,017)
Short positions (Note 1)	–	46

Net change in unrealized appreciation/depreciation	(441,699,506)	(52,475,971)

Net realized and unrealized loss	(414,595,776)	(52,088,079)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(404,615,351)	$(49,285,011)

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P MidCap 400 Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,940,276	$49,792,978	$57,421,566	$94,776,699
Net realized gain (loss)	41,642,213	(4,914,895)	515,675,918	484,627,987
Net change in unrealized appreciation/depreciation	(442,903,309)	239,466,046	(2,831,794,928)	1,561,832,121

Net increase (decrease) in net assets resulting from operations	(371,320,820)	284,344,129	(2,258,697,444)	2,141,236,807

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,770,095)	(49,627,283)	(59,340,788)	(100,692,944)

Total distributions to shareholders	(29,770,095)	(49,627,283)	(59,340,788)	(100,692,944)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	649,676,351	1,784,163,467	1,412,003,171	2,628,907,162
Cost of shares redeemed	(611,589,227)	(1,603,793,940)	(1,943,415,236)	(1,076,512,336)

Net increase (decrease) in net assets from capital share transactions	38,087,124	180,369,527	(531,412,065)	1,552,394,826

INCREASE (DECREASE) IN NET ASSETS	(363,003,791)	415,086,373	(2,849,450,297)	3,592,938,689

NET ASSETS
Beginning of period	3,035,008,291	2,619,921,918	11,195,403,959	7,602,465,270

End of period	$2,672,004,500	$3,035,008,291	$8,345,953,662	$11,195,403,959

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$860,105	$689,924	$(1,919,222)	$–

SHARES ISSUED AND REDEEMED
Shares sold	11,550,000	32,450,000	14,750,000	30,150,000
Shares redeemed	(10,700,000)	(30,200,000)	(21,150,000)	(13,200,000)

Net increase (decrease) in shares outstanding	850,000	2,250,000	(6,400,000)	16,950,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Growth Index Fund		iShares S&P MidCap 400 Value Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,062,254	$15,011,815	$17,025,150	$32,820,292
Net realized gain	287,653,231	360,436,005	36,909,399	89,741,793
Net change in unrealized appreciation/depreciation	(900,560,804)	331,068,688	(584,118,989)	295,347,591

Net increase (decrease) in net assets resulting from operations	(604,845,319)	706,516,508	(530,184,440)	417,909,676

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,641,755)	(17,362,726)	(17,501,472)	(34,755,514)

Total distributions to shareholders	(8,641,755)	(17,362,726)	(17,501,472)	(34,755,514)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	797,632,535	1,304,549,775	83,565,187	369,581,754
Cost of shares redeemed	(1,074,318,654)	(1,252,501,365)	(203,110,041)	(397,739,085)

Net increase (decrease) in net assets from capital share transactions	(276,686,119)	52,048,410	(119,544,854)	(28,157,331)

INCREASE (DECREASE) IN NET ASSETS	(890,173,193)	741,202,192	(667,230,766)	354,996,831

NET ASSETS
Beginning of period	3,348,170,299	2,606,968,107	2,413,773,594	2,058,776,763

End of period	$2,457,997,106	$3,348,170,299	$1,746,542,828	$2,413,773,594

Distributions in excess of net investment income included in net assets at end of period	$(579,501)	$–	$(476,322)	$–

SHARES ISSUED AND REDEEMED
Shares sold	7,350,000	14,600,000	1,000,000	4,750,000
Shares redeemed	(10,350,000)	(14,950,000)	(2,550,000)	(5,550,000)

Net decrease in shares outstanding	(3,000,000)	(350,000)	(1,550,000)	(800,000)

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$30,786,549	$68,824,003	$4,748,896	$14,537,271
Net realized gain	334,958,825	378,348,475	161,804,666	130,822,900
Net change in unrealized appreciation/depreciation	(1,829,517,138)	955,310,688	(514,337,184)	292,057,340

Net increase (decrease) in net assets resulting from operations	(1,463,771,764)	1,402,483,166	(347,783,622)	437,417,511

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,508,227)	(73,760,288)	(4,900,436)	(15,729,137)

Total distributions to shareholders	(31,508,227)	(73,760,288)	(4,900,436)	(15,729,137)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	926,499,622	2,068,837,724	115,819,169	457,055,768
Cost of shares redeemed	(1,473,892,384)	(1,864,540,027)	(510,120,284)	(314,660,911)

Net increase (decrease) in net assets from capital share transactions	(547,392,762)	204,297,697	(394,301,115)	142,394,857

INCREASE (DECREASE) IN NET ASSETS	(2,042,672,753)	1,533,020,575	(746,985,173)	564,083,231

NET ASSETS
Beginning of period	7,575,682,851	6,042,662,276	2,137,127,344	1,573,044,113

End of period	$5,533,010,098	$7,575,682,851	$1,390,142,171	$2,137,127,344

Distributions in excess of net investment income included in net assets at end of period	$(721,678)	$–	$(151,540)	$–

SHARES ISSUED AND REDEEMED
Shares sold	13,050,000	31,900,000	1,450,000	6,550,000
Shares redeemed	(21,550,000)	(30,500,000)	(6,950,000)	(5,150,000)

Net increase (decrease) in shares outstanding	(8,500,000)	1,400,000	(5,500,000)	1,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund		iShares S&P 1500 Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,980,425	$20,710,006	$2,803,068	$5,406,352
Net realized gain	27,103,730	96,698,915	387,892	6,017,688
Net change in unrealized appreciation/depreciation	(441,699,506)	173,169,950	(52,475,971)	36,004,523

Net increase (decrease) in net assets resulting from operations	(404,615,351)	290,578,871	(49,285,011)	47,428,563

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,267,648)	(22,366,206)	(2,751,321)	(5,464,141)

Total distributions to shareholders	(10,267,648)	(22,366,206)	(2,751,321)	(5,464,141)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	66,496,159	342,332,079	–	16,840,431
Cost of shares redeemed	(145,644,684)	(592,232,837)	(15,601,136)	(39,353,372)

Net decrease in net assets from capital share transactions	(79,148,525)	(249,900,758)	(15,601,136)	(22,512,941)

INCREASE (DECREASE) IN NET ASSETS	(494,031,524)	18,311,907	(67,637,468)	19,451,481

NET ASSETS
Beginning of period	1,893,528,483	1,875,216,576	339,137,058	319,685,577

End of period	$1,399,496,959	$1,893,528,483	$271,499,590	$339,137,058

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(287,223)	$–	$51,747	$–

SHARES ISSUED AND REDEEMED
Shares sold	950,000	5,050,000	–	300,000
Shares redeemed	(2,150,000)	(9,450,000)	(300,000)	(750,000)

Net decrease in shares outstanding	(1,200,000)	(4,400,000)	(300,000)	(450,000)

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$59.34	$53.58	$37.80	$61.48	$65.06	$58.69

Income from investment operations:
Net investment income[a]	0.58	1.10	1.03	1.37	1.41	1.28
Net realized and unrealized gain (loss)[b]	(7.96)	5.76	15.80	(23.65)	(3.60)	6.20

Total from investment operations	(7.38)	6.86	16.83	(22.28)	(2.19)	7.48

Less distributions from:
Net investment income	(0.58)	(1.10)	(1.05)	(1.40)	(1.39)	(1.11)

Total distributions	(0.58)	(1.10)	(1.05)	(1.40)	(1.39)	(1.11)

Net asset value, end of period	$51.38	$59.34	$53.58	$37.80	$61.48	$65.06

Total return	(12.49)%[c]	13.04%	44.82%	(36.70)%	(3.56)%	12.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,672,005	$3,035,008	$2,619,922	$2,056,096	$3,894,634	$3,457,892
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.04%	2.05%	2.18%	2.67%	2.08%	2.03%
Portfolio turnover rate[e]	2%	7%	8%	13%	6%	12%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$98.72	$78.82	$48.79	$77.68	$84.46	$79.21

Income from investment operations:
Net investment income[a]	0.50	0.95	0.95	1.09	0.88	1.13
Net realized and unrealized gain (loss)[b]	(20.69)	19.93	30.00	(28.87)	(6.80)	5.27

Total from investment operations	(20.19)	20.88	30.95	(27.78)	(5.92)	6.40

Less distributions from:
Net investment income	(0.53)	(0.98)	(0.92)	(1.11)	(0.86)	(1.07)
Return of capital	–	–	–	–	(0.00)[c]	(0.08)

Total distributions	(0.53)	(0.98)	(0.92)	(1.11)	(0.86)	(1.15)

Net asset value, end of period	$78.00	$98.72	$78.82	$48.79	$77.68	$84.46

Total return	(20.50)%[d]	26.70%	63.71%	(36.04)%	(7.10)%	8.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,345,954	$11,195,404	$7,602,465	$3,500,328	$4,369,332	$4,620,096
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.07%	1.13%	1.43%	1.66%	1.03%	1.44%
Portfolio turnover rate[f]	8%	14%	15%	23%	15%	12%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$110.32	$84.92	$52.68	$81.47	$84.00	$80.40

Income from investment operations:
Net investment income[a]	0.27	0.52	0.50	0.43	0.36	0.66
Net realized and unrealized gain (loss)[b]	(20.41)	25.48	32.25	(28.81)	(2.54)	3.61

Total from investment operations	(20.14)	26.00	32.75	(28.38)	(2.18)	4.27

Less distributions from:
Net investment income	(0.31)	(0.60)	(0.51)	(0.41)	(0.35)	(0.67)

Total distributions	(0.31)	(0.60)	(0.51)	(0.41)	(0.35)	(0.67)

Net asset value, end of period	$89.87	$110.32	$84.92	$52.68	$81.47	$84.00

Total return	(18.29)%[c]	30.74%	62.33%	(34.92)%	(2.63)%	5.34%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,457,997	$3,348,170	$2,606,968	$1,224,729	$1,926,750	$1,864,740
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.51%	0.57%	0.71%	0.61%	0.41%	0.85%
Portfolio turnover rate[e]	11%	41%	51%	45%	31%	36%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$86.21	$71.49	$44.22	$72.70	$83.32	$76.67

Income from investment operations:
Net investment income[a]	0.62	1.17	1.23	1.55	1.23	1.41
Net realized and unrealized gain (loss)[b]	(20.15)	14.81	27.33	(28.32)	(10.63)	6.73

Total from investment operations	(19.53)	15.98	28.56	(26.77)	(9.40)	8.14

Less distributions from:
Net investment income	(0.65)	(1.26)	(1.29)	(1.71)	(1.22)	(1.32)
Return of capital	–	–	–	–	–	(0.17)

Total distributions	(0.65)	(1.26)	(1.29)	(1.71)	(1.22)	(1.49)

Net asset value, end of period	$66.03	$86.21	$71.49	$44.22	$72.70	$83.32

Total return	(22.73)%[c]	22.62%	65.04%	(37.31)%	(11.44)%	10.78%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,746,543	$2,413,774	$2,058,777	$1,131,932	$2,021,124	$2,745,308
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.54%	1.58%	2.04%	2.51%	1.50%	1.82%
Portfolio turnover rate[e]	8%	22%	45%	34%	29%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$73.59	$59.50	$36.71	$60.15	$67.95	$65.18

Income from investment operations:
Net investment income[a]	0.31	0.68	0.52	0.71	0.67	0.49
Net realized and unrealized gain (loss)[b]	(14.99)	14.15	22.81	(23.44)	(7.82)	2.78

Total from investment operations	(14.68)	14.83	23.33	(22.73)	(7.15)	3.27

Less distributions from:
Net investment income	(0.33)	(0.74)	(0.54)	(0.71)	(0.65)	(0.50)
Return of capital	–	–	–	–	(0.00)[c]	–

Total distributions	(0.33)	(0.74)	(0.54)	(0.71)	(0.65)	(0.50)

Net asset value, end of period	$58.58	$73.59	$59.50	$36.71	$60.15	$67.95

Total return	(19.99)%[d]	25.11%	63.74%	(38.06)%	(10.62)%	5.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,533,010	$7,575,683	$6,042,662	$3,096,127	$4,018,178	$4,746,230
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	0.89%	1.09%	1.04%	1.39%	0.99%	0.76%
Portfolio turnover rate[f]	10%	21%	15%	23%	14%	16%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]
Net asset value, beginning of period	$79.01	$61.33	$38.20	$61.58	$66.75	$64.75

Income from investment operations:
Net investment income[b]	0.19	0.58	0.28	0.34	0.28	0.16
Net realized and unrealized gain (loss)[c]	(14.48)	17.72	23.15	(23.39)	(5.17)	2.01

Total from investment operations	(14.29)	18.30	23.43	(23.05)	(4.89)	2.17

Less distributions from:
Net investment income	(0.21)	(0.62)	(0.30)	(0.33)	(0.28)	(0.17)

Total distributions	(0.21)	(0.62)	(0.30)	(0.33)	(0.28)	(0.17)

Net asset value, end of period	$64.51	$79.01	$61.33	$38.20	$61.58	$66.75

Total return	(18.11)%[d]	29.98%	61.44%	(37.55)%	(7.37)%	3.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,390,142	$2,137,127	$1,573,044	$848,094	$1,219,261	$1,428,496
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.50%	0.87%	0.55%	0.64%	0.40%	0.25%
Portfolio turnover rate[f]	14%	46%	51%	45%	29%	32%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$76.20	$64.11	$39.19	$65.45	$76.78	$72.86

Income from investment operations:
Net investment income[a]	0.41	0.78	0.77	1.10	1.06	0.82
Net realized and unrealized gain (loss)[b]	(17.00)	12.17	24.97	(26.22)	(11.33)	3.96

Total from investment operations	(16.59)	12.95	25.74	(25.12)	(10.27)	4.78

Less distributions from:
Net investment income	(0.43)	(0.86)	(0.82)	(1.14)	(1.04)	(0.86)
Return of capital	–	–	–	–	(0.02)	–

Total distributions	(0.43)	(0.86)	(0.82)	(1.14)	(1.06)	(0.86)

Net asset value, end of period	$59.18	$76.20	$64.11	$39.19	$65.45	$76.78

Total return	(21.84)%[c]	20.37%	66.02%	(38.79)%	(13.57)%	6.64%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,399,497	$1,893,528	$1,875,217	$919,076	$1,380,952	$2,007,691
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.17%	1.18%	1.42%	1.99%	1.43%	1.14%
Portfolio turnover rate[e]	8%	31%	52%	34%	23%	28%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]
Net asset value, beginning of period	$60.56	$52.84	$35.66	$58.84	$63.36	$57.98

Income from investment operations:
Net investment income[b]	0.50	0.95	0.88	1.08	1.10	1.01
Net realized and unrealized gain (loss)[c]	(9.33)	7.74	17.19	(23.19)	(4.54)	5.34

Total from investment operations	(8.83)	8.69	18.07	(22.11)	(3.44)	6.35

Less distributions from:
Net investment income	(0.50)	(0.97)	(0.89)	(1.07)	(1.08)	(0.97)

Total distributions	(0.50)	(0.97)	(0.89)	(1.07)	(1.08)	(0.97)

Net asset value, end of period	$51.23	$60.56	$52.84	$35.66	$58.84	$63.36

Total return	(14.64)%[d]	16.66%	51.00%	(37.96)%	(5.59)%	11.02%

Ratios/Supplemental data:
Net assets, end of period (000s)	$271,500	$339,137	$319,686	$249,586	$217,693	$202,730
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.73%	1.76%	1.92%	2.34%	1.69%	1.68%
Portfolio turnover rate[f]	3%	4%	6%	6%	4%	4%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P 100	Non-diversified
S&P MidCap 400	Diversified
S&P MidCap 400 Growth	Diversified
S&P MidCap 400 Value	Diversified

iShares Index Fund	Diversification Classification
S&P SmallCap 600	Diversified
S&P SmallCap 600 Growth	Diversified
S&P SmallCap 600 Value	Diversified
S&P 1500	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

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iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

S&P 100
Common Stocks	$2,666,358,727	$–	$–	$2,666,358,727

Short-Term Investments	45,976,679	–	–	45,976,679

	$2,712,335,406	$–	$–	$2,712,335,406

S&P MidCap 400
Assets:
Common Stocks	$8,339,352,188	$–	$58	$8,339,352,246

Short-Term Investments	1,153,491,721	–	–	1,153,491,721

Liabilities:
Short Positions	(3,708,672)	–	–	(3,708,672)

	$9,489,135,237	$–	$58	$9,489,135,295

S&P MidCap 400 Growth
Assets:
Common Stocks	$2,456,358,640	$–	$36	$2,456,358,676

Short-Term Investments	340,987,003	–	–	340,987,003

Liabilities:
Short Positions	(946,348)	–	–	(946,348)

	$2,796,399,295	$–	$36	$2,796,399,331

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

S&P MidCap 400 Value
Assets:
Common Stocks	$1,755,455,796	$–	$–	$1,755,455,796

Short-Term Investments	148,521,396	–	–	148,521,396

Liabilities:
Short Positions	(883,575)	–	–	(883,575)

	$1,903,093,617	$–	$–	$1,903,093,617

S&P SmallCap 600
Common Stocks	$5,523,942,047	$–	$3,490	$5,523,945,537

Short-Term Investments	1,038,816,588	–	–	1,038,816,588

	$6,562,758,635	$–	$3,490	$6,562,762,125

S&P SmallCap 600 Growth
Common Stocks	$1,388,345,877	$–	$–	$1,388,345,877

Short-Term Investments	265,658,364	–	–	265,658,364

	$1,654,004,241	$–	$–	$1,654,004,241

S&P SmallCap 600 Value
Common Stocks	$1,397,323,969	$–	$1,774	$1,397,325,743

Short-Term Investments	263,199,847	–	–	263,199,847

	$1,660,523,816	$–	$1,774	$1,660,525,590

S&P 1500
Assets:
Common Stocks	$271,225,858	$–	$7	$271,225,865

Short-Term Investments	8,310,313	–	–	8,310,313

Liabilities:
Short Positions	(10,111)	–	–	(10,111)

	$279,526,060	$–	$7	$279,526,067

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

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DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 100	$741,460	$–	$360,546	$2,374,610	$2,327,988	$120,169,143	$119,632,717	$3,268,822	$248,875,286
S&P MidCap 400	–	–	–	–	–	–	73,714,203	–	73,714,203
S&P MidCap 400 Growth	–	1,724,353	–	–	–	90,611,390	304,083,391	–	396,419,134
S&P MidCap 400 Value	21,364,144	1,843,451	3,470,622	14,542,508	–	41,350,423	184,025,097	13,207,083	279,803,328
S&P SmallCap 600	–	–	–	–	–	79,351,089	306,071,593	–	385,422,682
S&P SmallCap 600 Growth	–	–	6,711,998	–	–	63,779,691	225,094,086	10,658,983	306,244,758
S&P SmallCap 600 Value	2,836,594	3,277,415	194,198	–	10,940,333	68,967,654	197,873,417	–	284,089,611
S&P 1500	–	–	38,110	–	–	4,614,974	4,869,583	2,298,724	11,821,391

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of September 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P 100	$3,542,674,388	$81,474,768	$(911,813,750)	$(830,338,982)
S&P MidCap 400	10,675,797,706	675,745,100	(1,858,698,839)	(1,182,953,739)
S&P MidCap 400 Growth	3,120,364,808	130,706,448	(453,725,577)	(323,019,129)
S&P MidCap 400 Value	2,255,206,484	115,725,172	(466,954,464)	(351,229,292)

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P SmallCap 600	$8,164,834,229	$285,870,236	$(1,887,942,340)	$(1,602,072,104)
S&P SmallCap 600 Growth	1,783,286,843	109,640,297	(238,922,899)	(129,282,602)
S&P SmallCap 600 Value	1,966,653,398	93,227,312	(399,355,120)	(306,127,808)
S&P 1500	320,062,776	28,043,692	(68,570,290)	(40,526,598)

Management has reviewed the tax positions as of September 30, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ Statements of Assets and Liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Summary Schedule of Investments.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

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iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P MidCap 400	0.20
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25

iShares Index Fund	Investment Advisory Fee
S&P SmallCap 600	0.20%
S&P SmallCap 600 Growth	0.25
S&P SmallCap 600 Value	0.25
S&P 1500	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended September 30, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$17,713
S&P MidCap 400	846,092
S&P MidCap 400 Growth	258,347
S&P MidCap 400 Value	169,470

iShares Index Fund	Securities Lending Agent Fees
S&P SmallCap 600	$1,042,698
S&P SmallCap 600 Growth	311,481
S&P SmallCap 600 Value	238,390
S&P 1500	10,864

Cross trades for the six months ended September 30, 2011, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Loss

S&P 1500
BlackRock Inc.	–	2,491	(164)	2,327	$344,419	$6,493	$(3,788)

PNC Financial Services Group Inc. (The)	12,850	178	(808)	12,220	588,882	9,022	(6,994)

					$933,301	$15,515	$(10,782)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$49,174,716	$50,302,947
S&P MidCap 400	907,771,914	913,680,749
S&P MidCap 400 Growth	362,460,445	361,693,627
S&P MidCap 400 Value	189,238,875	175,511,376
S&P SmallCap 600	713,288,868	713,736,690
S&P SmallCap 600 Growth	277,336,662	276,874,084
S&P SmallCap 600 Value	141,908,532	142,590,831
S&P 1500	9,499,950	9,302,738

In-kind transactions (see Note 4) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$648,324,457	$610,152,248
S&P MidCap 400	1,398,888,718	1,916,530,015
S&P MidCap 400 Growth	792,910,537	1,068,481,846
S&P MidCap 400 Value	82,670,334	203,461,412
S&P SmallCap 600	919,270,934	1,462,860,516
S&P SmallCap 600 Growth	115,593,289	508,870,179
S&P SmallCap 600 Value	65,741,031	143,477,216
S&P 1500	–	15,547,337

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iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

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Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds’ did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for iShares S&P 100 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P MidCap 400 Index Fund, and iShares S&P 1500 Index Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving shareholders of such Funds, from inception, the benefits of lower fees. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Growth Index Fund, and iShares S&P SmallCap 600 Value Index Fund may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds, except for iShares S&P MidCap 400 Index Fund and iShares S&P 1500 Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

iShares Index Fund	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 100	$0.57674	$–	$0.00436	$0.58110	99%	–%	1%	100%
S&P MidCap 400	0.50593	–	0.02568	0.53161	95	–	5	100
S&P MidCap 400 Growth	0.28676	–	0.01918	0.30594	94	–	6	100
S&P MidCap 400 Value	0.62291	–	0.02704	0.64995	96	–	4	100
S&P SmallCap 600	0.31103	–	0.01545	0.32648	95	–	5	100
S&P SmallCap 600 Growth	0.20590	–	0.00825	0.21415	96	–	4	100
S&P SmallCap 600 Value	0.40970	–	0.01931	0.42901	96	–	4	100
S&P 1500	0.49432	–	0.00636	0.50068	99	–	1	100

SUPPLEMENTAL INFORMATION	79

Notes:

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-31-0911

September 30, 2011

2011 Semi-Annual Report

iShares Trust

iShares S&P U.S. Preferred Stock Index Fund  |  PFF  |  NYSE Arca

iShares Nasdaq Biotechnology Index Fund  |  IBB  |  NASDAQ

Fund Performance Overview

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/11			Inception to 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.72)%	(4.20)%	(2.23)%	0.34%	0.24%	0.62%	1.55%	1.07%	2.84%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock IndexTM (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the New York Stock Exchange (NYSE), NYSE Arca, Inc. (NYSE Arca), NYSE Amex, NASDAQ Global Select Market, NASDAQ Select Market or NASDAQ Captial Market, and includes preferred stocks with a market capitalization over $100 million that meet minimum price, liquidity, trading volume, maturity and other requirements determined by S&P®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (6.84)%, net of fees, while the total return for the Index was (6.21)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	88.73%

Communications	3.84

Consumer Cyclical	2.88

Utilities	2.56

Energy	0.90

Basic Materials	0.62

Industrial	0.16

Consumer Non-Cyclical	0.09

Technology	0.07

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
HSBC Holdings PLC, 8.00%	2.47%

General Motors Co., 4.75%	2.38

Barclays Bank PLC Series 5, 8.13%	1.85

Wells Fargo & Co. Series J, 8.00%	1.54

MetLife Inc., 6.50%	1.49

Bank of America Corp. Series H, 8.20%	1.43

Citigroup Capital XIII, 7.88%	1.39

Citigroup Capital VIII, 6.95%	1.38

Citigroup Capital XII, 8.50%	1.37

HSBC Holdings PLC, 8.13%	1.35

TOTAL	16.65%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.28%	8.26%	8.30%	5.02%	4.99%	5.15%	2.40%	2.39%	2.70%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.28%	8.26%	8.30%	27.78%	27.56%	28.56%	26.73%	26.62%	30.56%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”). The Index contains securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals which also meet other eligibility criteria determined by The NASDAQ OMX Group, Inc. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (6.82)%, net of fees, while the total return for the Index was (6.84)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry	Percentage of Net Assets
Biotechnology	49.11%

Pharmaceuticals	48.16

Health Care – Products	2.62

Commercial Services	0.05

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Pharmasset Inc.	8.01%

Amgen Inc.	7.93

Celgene Corp.	6.16

Alexion Pharmaceuticals Inc.	6.13

Gilead Sciences Inc.	5.16

Teva Pharmaceutical Industries Ltd. SP ADR	4.47

Vertex Pharmaceuticals Inc.	4.41

Perrigo Co.	4.39

Biogen Idec Inc.	4.33

Regeneron Pharmaceuticals Inc.	3.81

TOTAL	54.80%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
S&P U.S. Preferred Stock
Actual	$1,000.00	$ 931.60	0.48%	$2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Nasdaq Biotechnology
Actual	1,000.00	931.80	0.48	2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2011

Security	Shares	Value
PREFERRED STOCKS – 99.85%

AGRICULTURE – 0.09%
CHS Inc., 8.00%[a]	215,575	$6,115,863

		6,115,863

AUTO MANUFACTURERS – 2.60%
Ford Motor Co., 7.50%[a]	584,203	15,347,013
General Motors Co., 4.75%	4,756,832	166,869,666

		182,216,679

AUTO PARTS & EQUIPMENT – 0.21%
Goodyear Tire & Rubber Co. (The), 5.88%	375,353	14,619,999

		14,619,999

BANKS – 35.89%
BAC Capital Trust I, 7.00%[a]	643,290	13,380,432
BAC Capital Trust II, 7.00%[a]	1,110,258	22,949,033
BAC Capital Trust III, 7.00%	534,774	11,123,299
BAC Capital Trust IV, 5.88%	454,599	8,428,265
BAC Capital Trust V, 6.00%	569,122	10,705,185
BAC Capital Trust VIII, 6.00%	579,841	10,889,414
BAC Capital Trust X, 6.25%	1,062,423	20,069,171
BAC Capital Trust XII, 6.88%	1,095,086	21,890,769
Bank of America Corp., 6.38%	941,280	17,253,662
Bank of America Corp., 6.50%	278,189	6,453,985
Bank of America Corp., 6.63%	505,359	9,829,233
Bank of America Corp., 7.25%	1,341,672	27,557,943
Bank of America Corp., 8.63%	3,711,543	81,987,985
Bank of America Corp. Series 4, 4.00%[b]	283,277	3,824,240
Bank of America Corp. Series 5, 4.00%[b]	1,202,409	16,028,112
Bank of America Corp. Series D, 6.20%[a]	873,980	16,413,344
Bank of America Corp. Series E, 4.00%[b]	963,206	12,906,960
Bank of America Corp. Series H, 3.00%[b]	1,316,115	15,516,996
Bank of America Corp. Series H, 8.20%[a]	4,544,817	100,076,870
Bank One Capital Trust VI, 7.20%[a]	646,754	16,725,058
Barclays Bank PLC, 6.63%[a]	902,873	17,651,167
Barclays Bank PLC, 7.10%[a]	3,270,175	69,131,500

Security	Shares	Value
Barclays Bank PLC, 7.75%[a]	2,827,691	$62,378,863
Barclays Bank PLC Series 5, 8.13%	5,615,540	129,775,129
BB&T Capital Trust V, 8.95%[a,b]	645,274	16,996,517
BB&T Capital Trust VI, 9.60%[a]	951,590	25,264,715
BB&T Capital Trust VII, 8.10%	532,313	13,786,907
BNY Capital V Series F, 5.95%[a]	727,773	18,325,324
Citigroup Inc. Series AA, 8.13%	32,047	806,623
Fifth Third Bancorp, 8.50%	77,220	9,877,210
Fifth Third Capital Trust V, 7.25%[a,b]	1,738,674	43,727,651
Fifth Third Capital Trust VI, 7.25%[b]	2,848,708	71,730,467
Fleet Capital Trust VIII, 7.20%	483,502	10,052,007
Fleet Capital Trust IX, 6.00%	220,673	4,437,734
GMAC Capital Trust I Series 2, 8.13%[b]	4,464,463	81,476,450
HSBC Holdings PLC, 8.00%	6,828,701	173,653,866
HSBC Holdings PLC, 8.13%[a]	3,697,375	94,985,564
HSBC USA Inc. Series D, 4.50%[a,b]	48,265	1,097,546
HSBC USA Inc. Series F, 3.50%[b]	1,331,096	20,432,324
HSBC USA Inc. Series G, 4.00%[b]	1,262,413	21,461,021
JPMorgan Chase & Co. Series J, 8.63%	2,804,692	77,297,311
KeyCorp Capital IX, 6.75%	1,430,193	35,897,844
KeyCorp Capital X, 8.00%	1,260,290	31,822,323
Lloyds Banking Group PLC, 7.75%[a]	1,529,788	38,244,700
M&T Capital Trust IV, 8.50%[a]	888,084	22,814,878
Morgan Stanley Series A, 4.00%[b]	1,713,978	27,166,551
National City Capital Trust II, 6.63%[a]	2,707,696	68,477,632
National City Capital Trust III, 6.63%[a]	584,243	14,863,142
PNC Capital Trust D, 6.13%[a,c]	314,285	7,926,268
PNC Capital Trust E, 7.75%[a,c]	1,313,606	33,904,171
PNC Financial Services Group Inc. (The) Series L, 9.88%[b,c]	86,288	2,426,419
Regions Financing Trust III, 8.88%[a]	615,306	15,419,568
Santander Finance Preferred SA Unipersonal, 6.80%[a]	372,816	8,328,709
Santander Finance Preferred SA Unipersonal, 10.50%[a]	1,347,325	35,704,113
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[a,b]	482,846	6,914,355
SunTrust Capital IX, 7.88%	1,871,986	47,529,725
U.S. Bancorp, 3.50%[a,b]	1,316,152	27,823,453

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2011

Security	Shares	Value
U.S. Bancorp Series D, 7.88%	903,572	$24,739,801
UBS Preferred Funding Trust IV Series D, 0.93%[b]	1,467,590	16,437,008
USB Capital VIII, 6.35%[a,d]	459,184	11,566,845
USB Capital X, 6.50%	592,825	15,140,751
USB Capital XI, 6.60%	3,002,199	76,015,679
USB Capital XII, 6.30%	1,239,719	31,364,891
Wachovia Capital Trust IV, 6.38%	2,685,998	67,284,250
Wachovia Capital Trust IX, 6.38%	1,314,985	33,150,772
Wachovia Capital Trust X, 7.85%	1,328,767	33,325,476
Wachovia Preferred Funding Corp., 7.25%	1,346,027	34,660,195
Wells Fargo & Co. Series J, 8.00%[a]	3,921,017	108,141,649
Wells Fargo Capital VII, 5.85%[a]	682,001	17,254,625
Wells Fargo Capital VIII, 5.63%	263,220	6,704,213
Wells Fargo Capital IX, 5.63%[a]	812,701	20,276,890
Wells Fargo Capital XI, 6.25%	1,751,269	44,044,415
Wells Fargo Capital XII, 7.88%	2,716,019	69,910,329
Wells Fargo Capital XIV, 8.63%[a]	901,679	22,623,126
Zions Bancorp Series C, 9.50%[a]	748,593	18,901,973
Zions Bancorp Series E, 11.00%[b]	84,485	2,194,920
Zions Capital Trust B, 8.00%	1,233,228	30,867,697

		2,518,225,208

COMPUTERS – 0.07%
Unisys Corp. Series A, 6.25%	90,650	4,818,048

		4,818,048

DIVERSIFIED FINANCIAL SERVICES – 35.94%
Ally Financial Inc., 7.25%	1,690,324	33,874,093
Ally Financial Inc., 7.30%	1,041,323	20,941,006
Ally Financial Inc., 7.35%[a]	877,150	17,946,489
Ally Financial Inc., 7.38%	2,149,116	43,240,214
Ally Financial Inc. Series A, 8.50%[a,b]	1,640,339	28,623,916
Ameriprise Financial Inc., 7.75%[a]	154,955	4,210,127
Capital One Capital II, 7.50%[a]	1,055,041	26,639,785
Citigroup Capital VII, 7.13%[a]	1,274,285	30,582,840
Citigroup Capital VIII, 6.95%	4,122,600	96,963,552
Citigroup Capital IX, 6.00%	3,626,349	78,220,348
Citigroup Capital X, 6.10%	235,608	5,091,489
Citigroup Capital XI, 6.00%[a]	468,520	10,101,291
Citigroup Capital XII, 8.50%[b]	3,834,981	96,258,023

Security	Shares	Value
Citigroup Capital XIII, 7.88%[a,b]	3,682,635	$97,258,390
Citigroup Capital XIV, 6.88%	187,436	4,419,741
Citigroup Capital XV, 6.50%	716,243	16,108,305
Citigroup Capital XVI, 6.45%	3,049,501	67,241,497
Citigroup Capital XVII, 6.35%	858,466	19,057,945
Citigroup Capital XIX, 7.25%	623,719	15,231,218
Citigroup Capital XX, 7.88%	455,443	11,468,055
Countrywide Capital IV, 6.75%[a]	400,648	7,688,435
Countrywide Capital V, 7.00%[a]	3,389,577	65,079,878
Credit Suisse (Guernsey) Ltd., 7.90%	2,613,907	66,314,821
Deutsche Bank Capital Funding Trust VIII, 6.38%[a]	3,066,264	64,514,195
Deutsche Bank Capital Funding Trust IX, 6.63%	2,045,147	43,377,568
Deutsche Bank Capital Funding Trust X, 7.35%[a]	1,100,274	24,866,192
Deutsche Bank Contingent Capital Trust II, 6.55%[a]	1,148,850	23,723,752
Deutsche Bank Contingent Capital Trust III, 7.60%	3,277,684	77,943,325
Deutsche Bank Contingent Capital Trust V, 8.05%[a]	2,569,397	62,667,593
General Electric Capital Corp., 5.88%	1,311,316	33,123,842
General Electric Capital Corp., 6.00%[a]	1,877,439	48,006,115
General Electric Capital Corp., 6.05%[a]	1,117,776	28,413,866
General Electric Capital Corp., 6.10%[a]	1,814,672	45,874,908
General Electric Capital Corp., 6.45%[a]	712,275	18,198,626
General Electric Capital Corp., 6.50%	554,404	15,179,582
General Electric Capital Corp., 6.63%[a]	1,600,647	41,600,816
Goldman Sachs Group Inc. (The), 4.00%[a,b]	236,322	4,438,127
Goldman Sachs Group Inc. (The), 6.13%[a]	2,539,274	62,973,995
Goldman Sachs Group Inc. (The) Series A, 3.75%[a,b]	1,433,757	26,567,517
Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,271,530	30,631,158
Goldman Sachs Group Inc. (The) Series D, 4.00%[a,b]	2,692,115	48,942,651
HSBC Finance Corp., 6.36%[a]	2,270,567	47,205,088
JPMorgan Chase Capital X, 7.00%	2,028,903	51,310,957
JPMorgan Chase Capital XI, 5.88%[a]	1,992,397	49,590,761
JPMorgan Chase Capital XII, 6.25%	659,592	16,582,143

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2011

Security	Shares	Value
JPMorgan Chase Capital XIV, 6.20%	1,081,678	$27,258,286
JPMorgan Chase Capital XVI, 6.35%[a]	926,464	23,161,600
JPMorgan Chase Capital XIX, 6.63%	995,991	24,869,895
JPMorgan Chase Capital XXIV, 6.88%	1,277,514	32,308,329
JPMorgan Chase Capital XXVI, 8.00%[a,b]	3,247,459	82,842,679
JPMorgan Chase Capital XXVIII, 7.20%[b]	2,967,289	75,606,524
JPMorgan Chase Capital XXIX, 6.70%	2,835,092	71,047,406
Merrill Lynch Capital Trust I, 6.45%[b]	1,224,957	22,747,451
Merrill Lynch Capital Trust II, 6.45%[b]	1,119,137	20,804,757
Merrill Lynch Capital Trust III, 7.00%	807,286	15,863,170
Merrill Lynch Capital Trust III, 7.38%[a]	963,908	20,251,707
Merrill Lynch Capital Trust IV, 7.12%	327,658	6,494,182
Merrill Lynch Capital Trust V, 7.28%	946,031	19,100,366
Morgan Stanley Capital Trust III, 6.25%	3,579,786	74,101,570
Morgan Stanley Capital Trust IV, 6.25%	912,229	18,828,407
Morgan Stanley Capital Trust V, 5.75%	602,302	12,166,500
Morgan Stanley Capital Trust VI, 6.60%	2,946,558	64,205,499
Morgan Stanley Capital Trust VII, 6.60%	1,776,735	38,306,407
Morgan Stanley Capital Trust VIII, 6.45%[a]	1,276,819	27,834,654
National City Capital Trust IV, 8.00%	909,364	23,161,501
Omnicare Capital Trust II Series B, 4.00%	451,242	18,167,003
RBS Capital Funding Trust V Series E, 5.90%	3,022,091	25,657,553
RBS Capital Funding Trust VII Series G, 6.08%	3,801,850	32,239,688
SLM Corp., 5.56%[b]	256,701	5,549,876
SLM Corp., 6.00%[a]	545,532	11,019,746

		2,521,888,991

ELECTRIC – 2.56%
Alabama Power Co. Series 07-B, 5.88%[a]	416,873	10,922,072
American Electric Power Co. Inc., 8.75%	551,154	15,570,100

Security	Shares	Value
Constellation Energy Group Inc., 8.63%	724,020	$19,584,741
Dominion Resources Inc., 8.38%[a]	770,545	22,415,154
Entergy Arkansas Inc., 5.75%	357,527	9,438,713
Entergy Louisiana LLC, 5.88%[a]	265,382	7,067,123
Entergy Louisiana LLC, 6.00%[a]	357,611	9,744,900
Entergy Mississippi Inc., 6.00%	149,667	4,020,056
Entergy Texas Inc., 7.88%[a]	91,123	2,663,525
FPL Group Capital Trust I, 5.88%[a]	561,693	14,587,167
Georgia Power Co., 6.38%[a]	295,248	8,001,221
Gulf Power Co., 5.75%	127,769	3,544,312
NextEra Energy Capital Holdings Inc. Series A, 6.60%[a]	565,018	14,249,754
NextEra Energy Capital Holdings Inc. Series E, 7.45%[a]	553,036	14,976,215
NextEra Energy Capital Holdings Inc. Series F, 8.75%[a]	349,908	10,098,345
Xcel Energy Inc., 7.60%	464,087	12,850,569

		179,733,967

HOME BUILDERS – 0.07%
Pulte Group Inc., 7.38%	240,442	5,123,819

		5,123,819

INSURANCE – 11.73%
Aegon NV, 4.00%[a,b]	251,499	4,677,881
Aegon NV, 6.38%	1,879,529	36,481,658
Aegon NV, 6.50%[a]	935,739	18,181,409
Aegon NV, 6.88%	1,043,253	21,209,333
Aegon NV, 7.25%[a]	1,977,996	42,704,934
American Financial Group Inc., 7.00%[a]	193,100	4,958,808
American International Group Inc., 6.45%[b]	1,440,799	29,262,628
American International Group Inc., 7.70%[b]	2,038,972	46,896,356
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	371,437	8,468,764
Axis Capital Holdings Ltd., 7.25%	371,170	9,253,268
Endurance Specialty Holdings Ltd., 7.50%	457,346	11,255,285
Endurance Specialty Holdings Ltd., 7.75%	327,159	8,293,481

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2011

Security	Shares	Value
Everest Re Capital Trust II Series B, 6.20%	388,073	$9,624,210
Hartford Financial Services Group Inc., 7.25%[a]	1,037,310	19,978,591
ING Groep NV, 6.13%[a]	1,350,590	22,730,430
ING Groep NV, 6.20%	947,662	15,911,245
ING Groep NV, 6.38%[a]	1,926,856	32,737,283
ING Groep NV, 7.05%	1,539,281	28,861,519
ING Groep NV, 7.20%[a]	2,068,133	39,708,154
ING Groep NV, 7.38%	2,810,580	53,738,289
ING Groep NV, 8.50%[a]	3,804,753	84,008,946
MetLife Inc., 4.00%[a,b]	1,539,481	36,331,752
MetLife Inc., 6.50%	4,190,735	104,433,116
Montpelier Re Holdings Ltd., 8.88%	191,496	4,913,787
PartnerRe Ltd., 7.25%[a]	622,750	15,848,987
Phoenix Companies Inc. (The), 7.45%[a]	418,356	7,948,764
Protective Life Corp., 8.00%[a]	28,160	649,933
Prudential Financial Inc., 9.00%[a]	1,361,207	37,705,434
Prudential PLC, 6.50%	534,006	13,371,510
Prudential PLC, 6.75%[a]	522,765	13,084,808
RenaissanceRe Holdings Ltd., 6.08%	269,074	6,403,961
RenaissanceRe Holdings Ltd. Series D, 6.60%	1,349,784	33,231,682

		822,866,206

INVESTMENT COMPANIES – 0.25%
Allied Capital Corp., 6.88%	408,889	9,097,780
Ares Capital Corp., 7.75%[a]	361,045	8,809,498

		17,907,278

MEDIA – 2.17%
CBS Corp., 6.75%	1,256,902	31,673,930
Comcast Corp., 6.63%	1,063,504	27,863,805
Comcast Corp., 7.00%[a]	508,054	13,265,290
Comcast Corp. Series B, 7.00%	1,797,365	46,048,491
Viacom Inc., 6.85%	1,310,982	33,443,151

		152,294,667

MINING – 0.62%
AngloGold Ashanti Holdings Finance PLC, 6.00%[a]	771,834	37,796,711
Molycorp Inc. Series A, 5.50%	85,471	5,906,046

		43,702,757

Security	Shares	Value
OIL & GAS – 0.91%
Apache Corp., 6.00%[a]	1,150,432	$58,867,605
Magnum Hunter Resources Corp. Series C, 10.25%	188,331	4,698,859

		63,566,464

REAL ESTATE INVESTMENT TRUSTS – 4.92%
Ashford Hospitality Trust Inc. Series D, 8.45%[a]	392,809	9,132,809
Capstead Mortgage Corp. Series B, 1.26%	954,114	13,433,925
CBL & Associates Properties Inc. Series D, 7.38%	791,146	18,251,738
CommonWealth REIT, 7.50%[a]	114,853	2,499,201
CommonWealth REIT Series D, 6.50%	1,170,062	23,880,965
CommonWealth REIT Series E, 7.25%[a]	181,450	4,434,638
DDR Corp. Series H, 7.38%	664,927	15,639,083
Duke Realty Corp. Series O, 8.38%	1,037,065	26,963,690
DuPont Fabros Technology Inc. Series A, 7.88%	278,484	7,120,836
Equity Lifestyle Properties Inc. Series A, 8.03%	326,796	8,163,364
First Industrial Realty Trust Inc. Series J, 7.25%	256,587	5,647,480
First Potomac Realty Trust Series A, 7.75%	145,324	3,516,841
Health Care REIT Inc. Series I, 6.50%	641,048	29,680,522
Hersha Hospitality Trust Series B, 8.00%	194,319	4,341,087
Hospitality Properties Trust Series C, 7.00%[a]	1,211,132	29,684,845
iStar Financial Inc. Series E, 7.88%[a]	235,156	4,035,277
Kimco Realty Corp. Series G, 7.75%	1,207,413	30,909,773
Kimco Realty Corp. Series H, 6.90%[a]	91,107	2,366,049
NorthStar Realty Finance Corp. Series B, 8.25%	348,215	6,873,764
Pebblebrook Hotel Trust Series A, 7.88%	215,141	5,324,740
Public Storage, 6.88%	91,236	2,513,552

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2011

Security	Shares	Value
Public Storage Series M, 6.63%	891,054	$22,632,772
Public Storage Series P, 6.50%	108,090	2,808,178
Public Storage Series Q, 6.50%[a]	649,097	16,753,194
Sunstone Hotel Investors Inc. Series D, 8.00%	215,375	4,593,949
Vornado Realty LP, 7.88%[a]	873,794	23,417,679
Vornado Realty Trust, 6.88%[a]	235,609	6,095,205
Weingarten Realty Investors Series F, 6.50%[a]	605,391	14,450,683

		345,165,839

TELECOMMUNICATIONS – 1.66%
AT&T Inc., 6.38%[a]	1,735,631	46,358,704
Qwest Corp., 7.38%	1,231,508	30,898,536
Telephone & Data Systems Inc., 6.88%	429,203	10,923,216
Telephone & Data Systems Inc., 7.00%	538,006	13,896,695
United States Cellular Corp., 6.95%	578,148	14,789,026

		116,866,177

TRANSPORTATION – 0.16%
Seaspan Corp. Series C, 9.50%	425,172	11,360,596

		11,360,596

TOTAL PREFERRED STOCKS
(Cost: $7,346,865,317)		7,006,472,558

SHORT-TERM INVESTMENTS – 2.32%

MONEY MARKET FUNDS – 2.32%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[c,e,f]	135,181,355	135,181,355
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[c,e,f]	11,450,288	11,450,288
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,e]	15,932,862	15,932,862

		162,564,505

TOTAL SHORT-TERM INVESTMENTS
(Cost: $162,564,505)		162,564,505

Value
TOTAL INVESTMENTS IN SECURITIES – 102.17%
(Cost: $7,509,429,822)	$7,169,037,063

Other Assets, Less Liabilities – (2.17)%	(152,257,887)

NET ASSETS – 100.00%	$7,016,779,176

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.94%

BIOTECHNOLOGY – 49.11%
Acorda Therapeutics Inc.[a,b]	236,593	$4,722,396
Affymax Inc.[a,b]	254,142	1,138,556
Affymetrix Inc.[a,b]	383,812	1,880,679
Alexion Pharmaceuticals Inc.[a,b]	1,170,660	74,992,479
AMAG Pharmaceuticals Inc.[a]	132,340	1,953,338
Amgen Inc.	1,764,644	96,967,188
Arena Pharmaceuticals Inc.[a,b]	701,377	1,016,997
ARIAD Pharmaceuticals Inc.[a,b]	791,052	6,953,347
ArQule Inc.[a,b]	226,757	1,145,123
Astex Pharmaceuticals Inc.[a]	586,332	1,125,757
AVEO Pharmaceuticals Inc.[a]	257,305	3,959,924
BioCryst Pharmaceuticals Inc.[a,b]	267,422	738,085
Biogen Idec Inc.[a]	568,288	52,936,027
BioMimetic Therapeutics Inc.[a,b]	171,476	565,871
Celgene Corp.[a]	1,217,012	75,357,383
China Biologic Products Inc.[a,b]	157,329	1,066,691
Curis Inc.[a,b]	451,757	1,427,552
Cytokinetics Inc.[a]	429,658	506,996
Cytori Therapeutics Inc.[a,b]	320,541	945,596
Enzon Pharmaceuticals Inc.[a,b]	382,769	2,694,694
Exelixis Inc.[a,b]	1,036,604	5,659,858
Genomic Health Inc.[a,b]	188,418	4,141,428
Geron Corp.[a,b]	1,004,392	2,129,311
GTx Inc.[a,b]	396,317	1,327,662
Halozyme Therapeutics Inc.[a]	642,572	3,945,392
Human Genome Sciences Inc.[a,b]	623,420	7,911,200
Illumina Inc.[a,b]	686,589	28,095,222
ImmunoGen Inc.[a,b]	354,757	3,888,137
Immunomedics Inc.[a,b]	474,857	1,519,542
Incyte Corp.[a,b]	879,584	12,287,788
InterMune Inc.[a,b]	566,198	11,437,200
Lexicon Pharmaceuticals Inc.[a,b]	2,004,187	1,843,652
Life Technologies Corp.[a]	475,465	18,272,120
Ligand Pharmaceuticals Inc. Class Ba,b	133,058	1,820,233
Maxygen Inc.	172,798	945,205
Micromet Inc.[a,b]	562,529	2,700,139
Momenta Pharmaceuticals Inc.[a,b]	327,331	3,764,306
Myriad Genetics Inc.[a,b]	487,114	9,128,516
Nektar Therapeutics[a,b]	860,801	4,174,885
Novavax Inc.[a,b]	713,549	1,148,814

Security	Shares	Value
Optimer Pharmaceuticals Inc.[a,b]	278,777	$3,858,274
Orexigen Therapeutics Inc.[a,b]	290,251	577,599
Pacific Biosciences of California Inc.[a,b]	327,270	1,050,537
PDL BioPharma Inc.	651,054	3,613,350
QIAGEN NVa,b	853,730	11,807,086
Regeneron Pharmaceuticals Inc.[a,b]	801,026	46,619,713
Sangamo BioSciences Inc.[a,b]	314,065	1,366,183
Savient Pharmaceuticals Inc.[a,b]	409,338	1,678,286
Seattle Genetics Inc.[a,b]	659,494	12,569,956
Sequenom Inc.[a,b]	627,629	3,194,632
Sinovac Biotech Ltd.[a]	333,959	744,728
StemCells Inc.[a,b]	83,430	168,529
Vertex Pharmaceuticals Inc.[a]	1,209,254	53,860,173
Vical Inc.[a,b]	446,227	1,106,643

		600,450,978

COMMERCIAL SERVICES – 0.05%
Albany Molecular Research Inc.[a,b]	216,450	610,389

		610,389

HEALTH CARE - PRODUCTS – 2.62%
Caliper Life Sciences Inc.[a]	337,966	3,538,504
Columbia Laboratories Inc.[a,b]	577,781	1,126,673
Gen-Probe Inc.[a]	201,066	11,511,028
Luminex Corp.[a]	260,999	5,786,348
TECHNE Corp.	148,412	10,093,500

		32,056,053

PHARMACEUTICALS – 48.16%
Achillion Pharmaceuticals Inc.[a,b]	427,315	2,016,927
Akorn Inc.[a,b]	620,666	4,847,401
Alexza Pharmaceuticals Inc.[a,b]	437,483	481,231
Alkermes PLC[a,b]	520,184	7,938,008
Allos Therapeutics Inc.[a,b]	624,614	1,149,290
Alnylam Pharmaceuticals Inc.[a]	264,181	1,735,669
Amylin Pharmaceuticals Inc.[a]	418,277	3,860,697
Ardea Biosciences Inc.[a,b]	162,047	2,531,174
Array BioPharma Inc.[a,b]	235,651	461,876
Auxilium Pharmaceuticals Inc.[a,b]	283,444	4,248,826
AVANIR Pharmaceuticals Inc. Class Aa,b	735,008	2,102,123
AVI BioPharma Inc.[a,b]	838,695	939,338
BioMarin Pharmaceutical Inc.[a,b]	825,357	26,304,128
Cadence Pharmaceuticals Inc.[a,b]	381,080	2,496,074

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2011

Security	Shares	Value
Cardiome Pharma Corp.[a,b]	402,906	$1,325,561
Cubist Pharmaceuticals Inc.[a,b]	436,298	15,410,045
Dendreon Corp.[a,b]	902,736	8,124,624
Depomed Inc.[a,b]	295,767	1,597,142
DURECT Corp.[a,b]	521,208	839,145
Dyax Corp.[a]	683,173	860,798
Endo Pharmaceuticals Holdings Inc.[a]	345,431	9,668,614
Flamel Technologies SA SP ADR[a,b]	160,673	670,006
Gilead Sciences Inc.[a]	1,625,220	63,058,536
Hi-Tech Pharmacal Co. Inc.[a,b]	80,304	2,698,214
Idenix Pharmaceuticals Inc.[a,b]	540,395	2,696,571
Impax Laboratories Inc.[a]	455,288	8,154,208
Ironwood Pharmaceuticals Inc. Class Aa	333,733	3,604,316
Isis Pharmaceuticals Inc.[a,b]	588,288	3,988,593
ISTA Pharmaceuticals Inc.[a]	237,691	820,034
Jazz Pharmaceuticals Inc.[a]	264,486	10,981,459
MannKind Corp.[a,b]	913,407	3,461,813
MAP Pharmaceuticals Inc.[a]	180,161	2,633,954
Medicines Co. (The)[a]	237,172	3,529,119
Medivation Inc.[a,b]	215,696	3,662,518
Mylan Inc.[a]	1,814,766	30,851,022
Nabi Biopharmaceuticals[a]	373,455	627,404
Neurocrine Biosciences Inc.[a]	183,197	1,095,518
NPS Pharmaceuticals Inc.[a]	477,231	3,106,774
Obagi Medical Products Inc.[a,b]	119,717	1,085,833
Onyx Pharmaceuticals Inc.[a]	530,680	15,925,707
Osiris Therapeutics Inc.[a,b]	210,048	1,075,446
Pain Therapeutics Inc.[a]	218,591	1,040,493
Perrigo Co.	552,163	53,620,549
Pharmasset Inc.[a]	1,189,089	97,945,261
POZEN Inc.[a,b]	187,377	451,579
Progenics Pharmaceuticals Inc.[a,b]	229,657	1,318,231
QLT Inc.[a,b]	262,119	1,916,090
Questcor Pharmaceuticals Inc.[a,b]	425,799	11,607,281
Rigel Pharmaceuticals Inc.[a]	466,126	3,430,687
Salix Pharmaceuticals Ltd.[a]	395,549	11,708,250
Santarus Inc.[a]	400,865	1,118,413
Shire PLC SP ADR	266,063	24,991,298
SIGA Technologies Inc.[a,b]	335,749	1,097,899
Spectrum Pharmaceuticals Inc.[a,b]	336,323	2,566,144
Synta Pharmaceuticals Corp.[a,b]	315,967	1,026,893
Targacept Inc.[a]	211,107	3,166,605

Security	Shares	Value
Teva Pharmaceutical Industries Ltd. SP ADR	1,468,915	$54,673,016
Theravance Inc.[a,b]	548,246	11,041,674
United Therapeutics Corp.[a]	407,644	15,282,574
Vanda Pharmaceuticals Inc.[a,b]	171,503	848,940
ViroPharma Inc.[a,b]	448,311	8,100,980
VIVUS Inc.[a,b]	445,537	3,595,484
Warner Chilcott PLC Class Aa	952,550	13,621,465
XenoPort Inc.[a,b]	219,687	1,296,153
Zalicus Inc.[a,b]	627,839	615,659

		588,747,354

TOTAL COMMON STOCKS
(Cost: $1,719,085,825)		1,221,864,774

SHORT-TERM INVESTMENTS – 17.48%

MONEY MARKET FUNDS – 17.48%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.18%[c,d,e]	196,012,030	196,012,030
BlackRock Cash Funds: Prime,
SL Agency Shares 0.18%[c,d,e]	16,602,838	16,602,838
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.00%[c,d]	1,105,325	1,105,325

		213,720,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $213,720,193)		213,720,193

TOTAL INVESTMENTS IN SECURITIES – 117.42%
(Cost: $1,932,806,018)		1,435,584,967

Other Assets, Less Liabilities – (17.42)%		(212,941,429)

NET ASSETS – 100.00%		$1,222,643,538

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2011

	iShares S&P U.S. Preferred Stock Index Fund	iShares Nasdaq Biotechnology Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$7,303,247,524	$1,719,085,825
Affiliated (Note 2)	206,182,298	213,720,193

Total cost of investments	$7,509,429,822	$1,932,806,018

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,962,215,700	$1,221,864,774
Affiliated (Note 2)	206,821,363	213,720,193

Total fair value of investments	7,169,037,063	1,435,584,967
Cash	4,141	–
Receivables:
Investment securities sold	10,799,793	26,424
Dividends and interest	15,873,944	314,139
Capital shares sold	271,600	19,609

Total Assets	7,195,986,541	1,435,945,139

LIABILITIES
Payables:
Investment securities purchased	29,064,650	–
Collateral for securities on loan (Note 5)	146,631,643	212,614,868
Capital shares redeemed	679,001	162,432
Investment advisory fees (Note 2)	2,832,071	524,301

Total Liabilities	179,207,365	213,301,601

NET ASSETS	$7,016,779,176	$1,222,643,538

Net assets consist of:
Paid-in capital	$7,374,490,818	$1,845,384,090
Distributions in excess of net investment income or accumulated net investment loss	(2,147,753)	(327,412)
Accumulated net realized loss	(15,171,130)	(125,192,089)
Net unrealized depreciation	(340,392,759)	(497,221,051)

NET ASSETS	$7,016,779,176	$1,222,643,538

Shares outstanding[b]	196,150,000	13,100,000

Net asset value per share	$35.77	$93.33

[a]	Securities on loan with values of $141,157,688 and $205,688,033, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P U.S. Preferred Stock Index Fund	iShares Nasdaq Biotechnology Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$256,573,301	$1,595,082
Dividends – affiliated (Note 2)	1,521,522	–
Interest – affiliated (Note 2)	2,975	85
Securities lending income – affiliated (Note 2)	2,617,527	1,795,967

Total investment income	260,715,325	3,391,134

EXPENSES
Investment advisory fees (Note 2)	18,184,625	3,653,230

Total expenses	18,184,625	3,653,230

Net investment income (loss)	242,530,700	(262,096)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(10,221,106)	(28,524,002)
Investments – affiliated (Note 2)	(38,397)	–
In-kind redemptions – unaffiliated	59,436,226	168,073,913
In-kind redemptions – affiliated (Note 2)	203,622	–

Net realized gain	49,380,345	139,549,911

Net change in unrealized appreciation/depreciation	(867,605,446)	(247,956,476)

Net realized and unrealized loss	(818,225,101)	(108,406,565)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(575,694,401)	$(108,668,661)

[a]	Net of foreign withholding tax of $ – and $112,015, respectively.

See notes to financial statements.

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P U.S. Preferred Stock Index Fund		iShares Nasdaq Biotechnology Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$242,530,700	$380,420,367	$(262,096)	$6,924,713
Net realized gain	49,380,345	235,743,451	139,549,911	61,521,563
Net change in unrealized appreciation/depreciation	(867,605,446)	(91,659,333)	(247,956,476)	64,759,690

Net increase (decrease) in net assets resulting from operations	(575,694,401)	524,504,485	(108,668,661)	133,205,966

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(247,908,434)	(389,582,968)	–	(8,259,392)

Total distributions to shareholders	(247,908,434)	(389,582,968)	–	(8,259,392)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,750,121,669	3,797,909,711	1,282,193,195	2,904,937,802
Cost of shares redeemed	(999,730,072)	(886,191,747)	(1,428,278,148)	(3,166,577,955)

Net increase (decrease) in net assets from capital share transactions	750,391,597	2,911,717,964	(146,084,953)	(261,640,153)

INCREASE (DECREASE) IN NET ASSETS	(73,211,238)	3,046,639,481	(254,753,614)	(136,693,579)

NET ASSETS
Beginning of period	7,089,990,414	4,043,350,933	1,477,397,152	1,614,090,731

End of period	$7,016,779,176	$7,089,990,414	$1,222,643,538	$1,477,397,152

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(2,147,753)	$3,229,981	$(327,412)	$(65,316)

SHARES ISSUED AND REDEEMED
Shares sold	44,750,000	97,200,000	12,350,000	33,600,000
Shares redeemed	(27,350,000)	(22,850,000)	(14,000,000)	(36,600,000)

Net increase (decrease) in shares outstanding	17,400,000	74,350,000	(1,650,000)	(3,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Mar. 26, 2007[a] to Mar. 31, 2007
Net asset value, beginning of period	$39.66	$38.73	$22.69	$42.30	$50.06	$49.96

Income from investment operations:
Net investment income[b]	1.24	2.78	2.54	2.90	3.27	0.14
Net realized and unrealized gain (loss)[c]	(3.86)	1.06	16.37	(19.74)	(8.15)	(0.04)

Total from investment operations	(2.62)	3.84	18.91	(16.84)	(4.88)	0.10

Less distributions from:
Net investment income	(1.27)	(2.91)	(2.87)	(2.77)	(2.88)	–

Total distributions	(1.27)	(2.91)	(2.87)	(2.77)	(2.88)	–

Net asset value, end of period	$35.77	$39.66	$38.73	$22.69	$42.30	$50.06

Total return	(6.84)%[d]	10.41%	86.53%	(41.31)%	(9.99)%	0.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,016,779	$7,089,990	$4,043,351	$1,237,671	$171,304	$25,031
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	6.40%	7.15%	7.29%	10.87%	7.23%	21.16%
Portfolio turnover rate[f]	6%	33%	41%	12%	24%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$100.16	$90.93	$66.32	$75.94	$75.80	$82.27

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.43	(0.06)	0.06	(0.09)	(0.21)
Net realized and unrealized gain (loss)[b]	(6.81)	9.31	24.67	(9.50)	0.32	(6.26)

Total from investment operations	(6.83)	9.74	24.61	(9.44)	0.23	(6.47)

Less distributions from:
Net investment income	–	(0.51)	–	(0.18)	–	–
Return of capital	–	–	–	–	(0.09)	–

Total distributions	–	(0.51)	–	(0.18)	(0.09)	–

Net asset value, end of period	$93.33	$100.16	$90.93	$66.32	$75.94	$75.80

Total return	(6.82)%[c]	10.79%	37.10%	(12.47)%	0.30%	(7.87)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,222,644	$1,477,397	$1,614,091	$1,296,500	$1,344,161	$1,364,424
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[d]	(0.03)%	0.49%	(0.08)%	0.08%	(0.11)%	(0.27)%
Portfolio turnover rate[e]	7%	13%	11%	11%	19%	18%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P U.S. Preferred Stock	Non-diversified
Nasdaq Biotechnology	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2011, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P U.S. Preferred Stock	$–	$–	$–	$–	$–	$–	$36,581,382	$–	$36,581,382
Nasdaq Biotechnology	11,433,188	39,449,891	24,158,638	18,800,299	5,156,780	45,321,421	79,449,573	20,348,485	244,118,275

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of September 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P U.S. Preferred Stock	$7,524,355,937	$219,531,039	$(574,849,913)	$(355,318,874)
Nasdaq Biotechnology	1,940,959,507	57,406,520	(562,781,060)	(505,374,540)

Management has reviewed the tax positions as of September 30, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended September 30, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P U.S. Preferred Stock	$1,409,438
Nasdaq Biotechnology	967,059

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

S&P U.S. Preferred Stock
PNC Capital Trust D	243,106	101,659	(30,480)	314,285	$7,926,268	$200,631	$5,377
PNC Capital Trust E	1,273,231	251,269	(210,894)	1,313,606	33,904,171	1,267,080	163,153
PNC Financial Services Group Inc. (The) Series L	40,893	50,528	(5,133)	86,288	2,426,419	53,811	(3,305)

					$44,256,858	$1,521,522	$165,225

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	Purchases	Sales
S&P U.S. Preferred Stock	$838,042,199	$461,059,888
Nasdaq Biotechnology	113,104,813	113,298,900

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P U.S. Preferred Stock	$1,339,272,310	$929,241,502
Nasdaq Biotechnology	1,279,705,633	1,426,114,928

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	27

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

(including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

iShares Index Fund	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P U.S. Preferred Stock	$1.06109	$–	$0.20731	$1.26840	84%	–%	16%	100%

SUPPLEMENTAL INFORMATION	29

Notes:

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-39-0911

September 30, 2011

2011 Semi-Annual Report

iShares Trust

iShares S&P 500 Index Fund  |  IVV  |  NYSE Arca

iShares S&P 500 Growth Index Fund  |  IVW  |  NYSE Arca

iShares S&P 500 Value Index Fund  |  IVE  |  NYSE Arca

Fund Performance Overviews

iSHARES® S&P 500 INDEX FUNDS

Performance as of September 30, 2011

	Average Annual Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	1.06%	1.11%	1.14%	(1.21)%	(1.22)%	(1.18)%	2.75%	2.74%	2.82%
S&P 500 Growth	4.68%	4.71%	4.85%	1.26%	1.26%	1.41%	2.88%	2.89%	3.05%
S&P 500 Value	(2.82)%	(2.76)%	(2.66)%	(3.98)%	(3.98)%	(3.88)%	2.27%	2.28%	2.41%

	Cumulative Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	1.06%	1.11%	1.14%	(5.92)%	(5.96)%	(5.76)%	31.15%	31.04%	32.00%
S&P 500 Growth	4.68%	4.71%	4.85%	6.48%	6.47%	7.26%	32.79%	32.94%	35.01%
S&P 500 Value	(2.82)%	(2.76)%	(2.66)%	(18.36)%	(18.38)%	(17.97)%	25.15%	25.33%	26.84%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (13.80)%, net of fees, while the total return for the Index was (13.78)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.88%

Technology	14.28

Financial	13.43

Energy	11.70

Communications	11.60

Industrial	10.27

Consumer Cyclical	8.63

Utilities	3.89

Basic Materials	3.05

Diversified	0.04

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Apple Inc.	3.42%

Exxon Mobil Corp.	3.42

International Business Machines Corp.	2.02

Microsoft Corp.	1.80

Chevron Corp.	1.79

Johnson & Johnson	1.69

Procter & Gamble Co. (The)	1.68

AT&T Inc.	1.64

General Electric Co.	1.56

Coca-Cola Co. (The)	1.50

TOTAL	20.52%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics, as determined by S&P®. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2011, the total return for the Growth Fund was (10.17)%, net of fees, while the total return for the Growth Index was (10.12)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.26%

Technology	23.57

Communications	15.06

Industrial	9.68

Consumer Cyclical	8.63

Energy	5.93

Financial	5.43

Basic Materials	3.62

Utilities	0.55

Diversified	0.05

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Apple Inc.	6.45%

International Business Machines Corp.	3.81

Microsoft Corp.	3.38

Coca-Cola Co. (The)	2.83

Google Inc. Class A	2.36

Oracle Corp.	2.07

Philip Morris International Inc.	2.00

Johnson & Johnson	1.91

PepsiCo Inc.	1.79

McDonald’s Corp.	1.65

TOTAL	28.25%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics, as determined by S&P®. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2011, the total return for the Value Fund was (17.56)%, net of fees, while the total return for the Value Index was (17.53)%.

PORTFOLIO ALLOCATION
As of 9/30/11
Sector	Percentage of Net Assets
Financial	22.48%

Energy	18.24

Consumer Non-Cyclical	17.93

Industrial	10.93

Consumer Cyclical	8.62

Communications	7.68

Utilities	7.67

Technology	3.77

Basic Materials	2.40

Diversified	0.04

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 9/30/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.29%

Chevron Corp.	3.83

General Electric Co.	3.33

Pfizer Inc.	2.85

Berkshire Hathaway Inc. Class B	2.58

JPMorgan Chase & Co.	2.42

AT&T Inc.	2.02

Wal-Mart Stores Inc.	1.88

Procter & Gamble Co. (The)	1.86

ConocoPhillips	1.79

TOTAL	29.85%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
S&P 500
Actual	$1,000.00	$ 862.00	0.09%	$0.44
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.09	0.48
S&P 500 Growth
Actual	1,000.00	898.30	0.18	0.85
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.18	0.91
S&P 500 Value
Actual	1,000.00	824.40	0.18	0.82
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.18	0.91

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	9

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$31,767,468	0.13%

		31,767,468	0.13

AEROSPACE & DEFENSE
Boeing Co. (The)	1,713,328	103,673,477	0.43
United Technologies Corp.	2,100,841	147,815,173	0.62
Other securities[a]		229,462,793	0.96

		480,951,443	2.01

AGRICULTURE
Altria Group Inc.	4,788,459	128,378,586	0.54
Philip Morris International Inc.	4,060,818	253,313,827	1.06
Other securities[a]		177,713,239	0.74

		559,405,652	2.34

AIRLINES
Other securities[a]		14,945,090	0.06

		14,945,090	0.06

APPAREL
Other securities[a]		153,486,933	0.64

		153,486,933	0.64

AUTO MANUFACTURERS
Other securities[a]		113,528,549	0.48

		113,528,549	0.48

AUTO PARTS & EQUIPMENT
Other securities[a]		47,123,001	0.20

		47,123,001	0.20

BANKS
Bank of America Corp.	23,429,321	143,387,444	0.60
Citigroup Inc.	6,745,953	172,831,316	0.72
Goldman Sachs Group Inc. (The)	1,169,340	110,561,097	0.46
JPMorgan Chase & Co.	9,014,124	271,505,415	1.14
PNC Financial Services Group Inc. (The)[b]	1,216,621	58,628,966	0.25
U.S. Bancorp	4,440,960	104,540,198	0.44
Wells Fargo & Co.	12,206,356	294,417,307	1.23
Other securities[a]		349,447,374	1.47

		1,505,319,117	6.31

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	5,308,289	$358,628,005	1.50%
PepsiCo Inc.	3,658,787	226,478,915	0.95
Other securities[a]		76,753,434	0.32

		661,860,354	2.77

BIOTECHNOLOGY
Amgen Inc.	2,136,392	117,394,740	0.49
Other securities[a]		133,947,252	0.56

		251,341,992	1.05

BUILDING MATERIALS
Other securities[a]		5,877,339	0.02

		5,877,339	0.02

CHEMICALS
Other securities[a]		429,900,273	1.80

		429,900,273	1.80

COAL
Other securities[a]		48,261,136	0.20

		48,261,136	0.20

COMMERCIAL SERVICES
Other securities[a]		338,944,092	1.42

		338,944,092	1.42

COMPUTERS
Apple Inc.[c]	2,143,326	816,993,005	3.42
Hewlett-Packard Co.	4,795,215	107,652,577	0.45
International Business Machines Corp.	2,761,023	483,261,856	2.02
Other securities[a]		373,919,077	1.57

		1,781,826,515	7.46

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	6,352,496	401,350,697	1.68
Other securities[a]		142,223,048	0.60

		543,573,745	2.28

DISTRIBUTION & WHOLESALE
Other securities[a]		62,143,412	0.26

		62,143,412	0.26

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	2,401,063	107,807,729	0.45
BlackRock Inc.[b]	231,882	34,320,855	0.14
Other securities[a]		268,524,634	1.13

		410,653,218	1.72

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$880,597,282	3.69%

		880,597,282	3.69

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		77,555,043	0.32

		77,555,043	0.32

ELECTRONICS
Other securities[a]		123,493,750	0.52

		123,493,750	0.52

ENERGY - ALTERNATE SOURCES
Other securities[a]		8,577,028	0.04

		8,577,028	0.04

ENGINEERING & CONSTRUCTION
Other securities[a]		28,227,881	0.12

		28,227,881	0.12

ENTERTAINMENT
Other securities[a]		10,027,749	0.04

		10,027,749	0.04

ENVIRONMENTAL CONTROL
Other securities[a]		72,369,032	0.30

		72,369,032	0.30

FOOD
Kraft Foods Inc. Class A	4,083,032	137,108,215	0.57
Other securities[a]		370,237,809	1.56

		507,346,024	2.13

FOREST PRODUCTS & PAPER
Other securities[a]		65,552,847	0.27

		65,552,847	0.27

GAS
Other securities[a]		48,028,664	0.20

		48,028,664	0.20

HAND & MACHINE TOOLS
Other securities[a]		25,073,115	0.11

		25,073,115	0.11

HEALTH CARE - PRODUCTS
Johnson & Johnson	6,335,355	403,625,467	1.69
Other securities[a]		462,202,497	1.94

		865,827,964	3.63

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	2,487,963	114,744,854	0.48

Security	Shares	Value	% of Net Assets
Other securities[a]		$178,314,839	0.75%

		293,059,693	1.23

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		10,388,483	0.04

		10,388,483	0.04

HOME BUILDERS
Other securities[a]		13,909,177	0.06

		13,909,177	0.06

HOME FURNISHINGS
Other securities[a]		13,419,855	0.06

		13,419,855	0.06

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		109,929,807	0.46

		109,929,807	0.46

HOUSEWARES
Other securities[a]		7,996,000	0.03

		7,996,000	0.03

INSURANCE
Berkshire Hathaway Inc. Class Bc	4,065,718	288,828,607	1.21
Other securities[a]		591,621,577	2.48

		880,450,184	3.69

INTERNET
Amazon.com Inc.[c,d]	839,550	181,535,897	0.76
Google Inc. Class Ac	582,256	299,500,841	1.25
Other securities[a]		254,668,655	1.07

		735,705,393	3.08

IRON & STEEL
Other securities[a]		58,522,814	0.25

		58,522,814	0.25

LEISURE TIME
Other securities[a]		51,151,545	0.21

		51,151,545	0.21

LODGING
Other securities[a]		67,119,148	0.28

		67,119,148	0.28

MACHINERY
Caterpillar Inc.	1,493,631	110,289,713	0.46
Other securities[a]		141,783,110	0.60

		252,072,823	1.06

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
MANUFACTURING
3M Co.	1,640,364	$117,761,732	0.49%
General Electric Co.	24,506,673	373,481,697	1.56
Other securities[a]		380,255,308	1.60

		871,498,737	3.65

MEDIA
Comcast Corp. Class A	6,355,629	132,832,646	0.56
Walt Disney Co. (The)	4,290,867	129,412,549	0.54
Other securities[a]		434,490,631	1.82

		696,735,826	2.92

METAL FABRICATE & HARDWARE
Other securities[a]		51,764,915	0.22

		51,764,915	0.22

MINING
Other securities[a]		173,281,385	0.73

		173,281,385	0.73

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		31,402,709	0.13

		31,402,709	0.13

OIL & GAS
Chevron Corp.	4,630,646	428,427,368	1.79
ConocoPhillips	3,174,262	200,994,270	0.84
Exxon Mobil Corp.	11,240,590	816,404,052	3.42
Occidental Petroleum Corp.	1,879,026	134,350,359	0.56
Other securities[a]		647,961,376	2.72

		2,228,137,425	9.33

OIL & GAS SERVICES
Schlumberger Ltd.	3,119,569	186,331,856	0.78
Other securities[a]		206,023,255	0.86

		392,355,111	1.64

PACKAGING & CONTAINERS
Other securities[a]		30,634,365	0.13

		30,634,365	0.13

PHARMACEUTICALS
Abbott Laboratories	3,598,628	184,033,836	0.77
Bristol-Myers Squibb Co.	3,943,312	123,741,131	0.52
Merck & Co. Inc.	7,122,434	232,974,816	0.98
Pfizer Inc.	18,037,551	318,903,902	1.34
Other securities[a]		472,291,436	1.97

		1,331,945,121	5.58

Security	Shares	Value	% of Net Assets
PIPELINES
Other securities[a]		$116,952,510	0.49%

		116,952,510	0.49

REAL ESTATE
Other securities[a]		10,117,115	0.04

		10,117,115	0.04

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		382,537,599	1.60

		382,537,599	1.60

RETAIL
CVS Caremark Corp.	3,109,125	104,404,418	0.44
Home Depot Inc. (The)	3,616,461	118,873,073	0.50
McDonald’s Corp.	2,385,290	209,476,168	0.88
Wal-Mart Stores Inc.	4,063,782	210,910,286	0.88
Other securities[a]		824,080,944	3.45

		1,467,744,889	6.15

SAVINGS & LOANS
Other securities[a]		16,818,451	0.07

		16,818,451	0.07

SEMICONDUCTORS
Intel Corp.	12,139,664	258,939,033	1.08
Other securities[a]		299,622,164	1.26

		558,561,197	2.34

SOFTWARE
Microsoft Corp.	17,238,862	429,075,275	1.80
Oracle Corp.	9,134,471	262,524,696	1.10
Other securities[a]		346,333,727	1.45

		1,037,933,698	4.35

TELECOMMUNICATIONS
AT&T Inc.	13,700,172	390,728,905	1.64
Cisco Systems Inc.	12,715,770	196,967,277	0.82
QUALCOMM Inc.	3,883,358	188,847,699	0.79
Verizon Communications Inc.	6,543,967	240,817,986	1.01
Other securities[a]		287,822,245	1.21

		1,305,184,112	5.47

TEXTILES
Other securities[a]		7,251,622	0.03

		7,251,622	0.03

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
TOYS, GAMES & HOBBIES
Other securities[a]		$29,640,572	0.12%

		29,640,572	0.12

TRANSPORTATION
United Parcel Service Inc. Class B	2,267,469	143,190,667	0.60
Other securities[a]		288,501,902	1.21

		431,692,569	1.81

TOTAL COMMON STOCKS
(Cost: $28,809,515,144)		23,819,500,558	99.77

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,e,f]	720,807,499	720,807,499	3.02
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,e,f]	61,054,674	61,054,674	0.25
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	23,881,254	23,881,254	0.10

		805,743,427	3.37

TOTAL SHORT-TERM INVESTMENTS
(Cost: $805,743,427)		805,743,427	3.37

TOTAL INVESTMENTS IN SECURITIES
(Cost: $29,615,258,571)		24,625,243,985	103.14

Other Assets, Less Liabilities		(749,582,800)	(3.14)

NET ASSETS		$23,875,661,185	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$10,676,176	0.18%

		10,676,176	0.18

AEROSPACE & DEFENSE
Boeing Co. (The)	482,219	29,179,072	0.49
United Technologies Corp.	640,567	45,070,294	0.76
Other securities[a]		45,147,676	0.76

		119,397,042	2.01

AGRICULTURE
Philip Morris International Inc.	1,904,909	118,828,223	2.00
Other securities[a]		54,702,942	0.92

		173,531,165	2.92

AIRLINES
Other securities[a]		3,597,948	0.06

		3,597,948	0.06

APPAREL
Nike Inc. Class B	411,955	35,226,272	0.59
Other securities[a]		31,979,248	0.54

		67,205,520	1.13

AUTO MANUFACTURERS
Other securities[a]		29,261,293	0.49

		29,261,293	0.49

BANKS
Wells Fargo & Co.	2,805,701	67,673,508	1.14
Other securities[a]		5,917,259	0.10

		73,590,767	1.24

BEVERAGES
Coca-Cola Co. (The)	2,490,100	168,231,156	2.83
PepsiCo Inc.	1,716,319	106,240,146	1.79
Other securities[a]		25,397,989	0.42

		299,869,291	5.04

BIOTECHNOLOGY
Amgen Inc.	541,166	29,737,072	0.50
Celgene Corp.[b,c]	497,567	30,809,348	0.52
Other securities[a]		32,018,679	0.54

		92,565,099	1.56

CHEMICALS
Praxair Inc.	327,687	30,632,181	0.52

Security	Shares	Value	% of Net Assets
Other securities[a]		$105,295,430	1.77%

		135,927,611	2.29

COAL
Other securities[a]		21,284,107	0.36

		21,284,107	0.36

COMMERCIAL SERVICES
MasterCard Inc. Class A	115,750	36,711,270	0.62
Visa Inc. Class A	554,750	47,553,170	0.80
Other securities[a]		31,627,665	0.53

		115,892,105	1.95

COMPUTERS
Apple Inc.[b]	1,005,424	383,247,520	6.45
EMC Corp.[b,c]	2,239,404	47,005,090	0.79
International Business Machines Corp.	1,295,187	226,696,581	3.81
Other securities[a]		106,627,084	1.79

		763,576,275	12.84

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	527,599	46,787,479	0.79
Procter & Gamble Co. (The)	1,430,364	90,370,397	1.52
Other securities[a]		19,948,333	0.33

		157,106,209	2.64

DISTRIBUTION & WHOLESALE
Other securities[a]		20,546,155	0.34

		20,546,155	0.34

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	619,473	27,814,338	0.47
BlackRock Inc.[d]	78,466	11,613,752	0.20
Other securities[a]		53,688,600	0.90

		93,116,690	1.57

ELECTRIC
Other securities[a]		32,497,745	0.55

		32,497,745	0.55

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		19,474,624	0.33

		19,474,624	0.33

ELECTRONICS
Other securities[a]		44,913,325	0.75

		44,913,325	0.75

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ENERGY - ALTERNATE SOURCES
Other securities[a]		$4,001,003	0.07%

		4,001,003	0.07

ENGINEERING & CONSTRUCTION
Other securities[a]		4,986,017	0.08

		4,986,017	0.08

ENTERTAINMENT
Other securities[a]		2,035,464	0.03

		2,035,464	0.03

ENVIRONMENTAL CONTROL
Other securities[a]		19,360,210	0.33

		19,360,210	0.33

FOOD
Kraft Foods Inc. Class A	919,347	30,871,672	0.52
Other securities[a]		69,491,764	1.17

		100,363,436	1.69

FOREST PRODUCTS & PAPER
Other securities[a]		2,822,721	0.05

		2,822,721	0.05

HAND & MACHINE TOOLS
Other securities[a]		5,728,607	0.10

		5,728,607	0.10

HEALTH CARE - PRODUCTS
Johnson & Johnson	1,783,135	113,603,531	1.91
Other securities[a]		139,319,547	2.34

		252,923,078	4.25

HEALTH CARE - SERVICES
Other securities[a]		21,369,614	0.36

		21,369,614	0.36

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		2,942,322	0.05

		2,942,322	0.05

HOME BUILDERS
Other securities[a]		1,188,162	0.02

		1,188,162	0.02

HOME FURNISHINGS
Other securities[a]		1,265,151	0.02

		1,265,151	0.02

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS & WARES
Other securities[a]		$25,357,563	0.43%

		25,357,563	0.43

INSURANCE
Other securities[a]		23,082,357	0.39

		23,082,357	0.39

INTERNET
Amazon.com Inc.[b]	393,832	85,158,293	1.43
eBay Inc.[b]	1,243,896	36,682,493	0.62
Google Inc. Class Ab	273,132	140,493,638	2.36
Other securities[a]		70,852,036	1.19

		333,186,460	5.60

IRON & STEEL
Other securities[a]		10,649,984	0.18

		10,649,984	0.18

LEISURE TIME
Other securities[a]		11,594,378	0.19

		11,594,378	0.19

LODGING
Other securities[a]		31,447,960	0.53

		31,447,960	0.53

MACHINERY
Caterpillar Inc.	378,350	27,937,364	0.47
Deere & Co.	448,894	28,985,086	0.49
Other securities[a]		37,497,760	0.63

		94,420,210	1.59

MANUFACTURING
3M Co.	423,213	30,382,461	0.51
Other securities[a]		105,679,136	1.78

		136,061,597	2.29

MEDIA
Comcast Corp. Class A	2,981,376	62,310,758	1.05
DIRECTV Class Ab	800,659	33,827,843	0.57
Walt Disney Co. (The)	1,086,911	32,781,236	0.55
Other securities[a]		87,334,729	1.47

		216,254,566	3.64

METAL FABRICATE & HARDWARE
Other securities[a]		24,281,608	0.41

		24,281,608	0.41

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
MINING
Freeport-McMoRan Copper & Gold Inc.	1,027,956	$31,301,260	0.53%
Newmont Mining Corp.	535,929	33,709,934	0.57
Other securities[a]		574,064	0.01

		65,585,258	1.10

OIL & GAS
Occidental Petroleum Corp.	440,717	31,511,266	0.53
Other securities[a]		121,346,553	2.04

		152,857,819	2.57

OIL & GAS SERVICES
Schlumberger Ltd.	1,463,374	87,407,329	1.47
Other securities[a]		69,857,948	1.17

		157,265,277	2.64

PACKAGING & CONTAINERS
Other securities[a]		5,487,655	0.09

		5,487,655	0.09

PHARMACEUTICALS
Abbott Laboratories	1,688,090	86,328,923	1.45
Bristol-Myers Squibb Co.	998,870	31,344,541	0.53
Eli Lilly and Co.	1,104,836	40,845,787	0.69
Gilead Sciences Inc.[b]	836,628	32,461,166	0.55
Merck & Co. Inc.	2,171,708	71,036,569	1.19
Other securities[a]		120,022,969	2.01

		382,039,955	6.42

PIPELINES
Other securities[a]		17,117,663	0.29

		17,117,663	0.29

REAL ESTATE
Other securities[a]		4,722,239	0.08

		4,722,239	0.08

REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	318,399	35,017,522	0.59
Other securities[a]		91,513,867	1.54

		126,531,389	2.13

RETAIL
McDonald’s Corp.	1,118,927	98,264,169	1.65
Starbucks Corp.	809,129	30,172,420	0.51
Other securities[a]		206,257,985	3.47

		334,694,574	5.63

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
Other securities[a]		$1,792,194	0.03%

		1,792,194	0.03

SEMICONDUCTORS
Intel Corp.	3,302,896	70,450,772	1.18
Texas Instruments Inc.	1,252,924	33,390,425	0.56
Other securities[a]		85,842,365	1.45

		189,683,562	3.19

SOFTWARE
Microsoft Corp.	8,086,684	201,277,565	3.38
Oracle Corp.	4,284,931	123,148,917	2.07
Other securities[a]		123,933,264	2.09

		448,359,746	7.54

TELECOMMUNICATIONS
AT&T Inc.	2,699,204	76,981,298	1.29
Cisco Systems Inc.	3,399,978	52,665,659	0.89
QUALCOMM Inc.	1,821,662	88,587,423	1.49
Verizon Communications Inc.	1,227,888	45,186,279	0.76
Other securities[a]		72,125,386	1.21

		335,546,045	5.64

TOYS, GAMES & HOBBIES
Other securities[a]		10,311,358	0.17

		10,311,358	0.17

TRANSPORTATION
United Parcel Service Inc. Class B	553,096	34,928,012	0.59
Other securities[a]		66,571,392	1.12

		101,499,404	1.71

TOTAL COMMON STOCKS
(Cost: $5,811,889,127)		5,932,845,753	99.78

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	220,200,793	220,200,793	3.70
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%[d,e,f]	18,651,703	18,651,703	0.31

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[d,e]	6,359,552	$6,359,552	0.11%

		245,212,048	4.12

TOTAL SHORT-TERM INVESTMENTS
(Cost: $245,212,048)		245,212,048	4.12

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,057,101,175)		6,178,057,801	103.90

Other Assets, Less Liabilities		(231,824,566)	(3.90)

NET ASSETS		$5,946,233,235	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,811,297	0.08%

		2,811,297	0.08

AEROSPACE & DEFENSE
United Technologies Corp.	227,211	15,986,566	0.46
Other securities[a]		53,930,816	1.56

		69,917,382	2.02

AGRICULTURE
Altria Group Inc.	961,824	25,786,501	0.75
Other securities[a]		32,733,103	0.94

		58,519,604	1.69

AIRLINES
Other securities[a]		2,276,020	0.07

		2,276,020	0.07

APPAREL
Other securities[a]		3,138,254	0.09

		3,138,254	0.09

AUTO MANUFACTURERS
Other securities[a]		15,784,356	0.46

		15,784,356	0.46

AUTO PARTS & EQUIPMENT
Other securities[a]		14,576,448	0.42

		14,576,448	0.42

BANKS
Bank of America Corp.	7,240,422	44,311,383	1.28
Bank of New York Mellon Corp. (The)	880,621	16,370,744	0.47
Citigroup Inc.	2,084,735	53,410,911	1.54
Goldman Sachs Group Inc. (The)	361,359	34,166,493	0.99
JPMorgan Chase & Co.	2,785,729	83,906,157	2.42
PNC Financial Services Group Inc. (The)[b]	375,944	18,116,741	0.52
U.S. Bancorp	1,372,372	32,305,637	0.93
Wells Fargo & Co.	1,923,806	46,402,201	1.34
Other securities[a]		87,663,723	2.55

		416,653,990	12.04

Security	Shares	Value	% of Net Assets
BEVERAGES
Other securities[a]		$6,982,929	0.20%

		6,982,929	0.20

BIOTECHNOLOGY
Amgen Inc.	303,676	16,686,996	0.48

		16,686,996	0.48

BUILDING MATERIALS
Other securities[a]		1,831,079	0.05

		1,831,079	0.05

CHEMICALS
Dow Chemical Co. (The)	843,866	18,953,230	0.55
Other securities[a]		24,362,440	0.70

		43,315,670	1.25

COAL
Other securities[a]		921,012	0.03

		921,012	0.03

COMMERCIAL SERVICES
Other securities[a]		28,562,169	0.82

		28,562,169	0.82

COMPUTERS
Dell Inc.[c,d]	1,107,828	15,675,766	0.45
Hewlett-Packard Co.	681,601	15,301,942	0.44
Other securities[a]		16,656,287	0.49

		47,633,995	1.38

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,020,845	64,496,987	1.86

		64,496,987	1.86

DISTRIBUTION & WHOLESALE
Other securities[a]		5,680,913	0.16

		5,680,913	0.16

DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	20,180	2,986,842	0.09
Other securities[a]		62,624,737	1.81

		65,611,579	1.90

ELECTRIC
Duke Energy Corp.	951,436	19,019,206	0.55
Exelon Corp.	473,430	20,172,852	0.58
NextEra Energy Inc.	301,714	16,298,590	0.47
Southern Co.	373,745	15,835,576	0.46

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$179,293,753	5.18%

		250,619,977	7.24

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		11,150,407	0.32

		11,150,407	0.32

ELECTRONICS
Other securities[a]		8,549,595	0.25

		8,549,595	0.25

ENGINEERING & CONSTRUCTION
Other securities[a]		5,459,526	0.16

		5,459,526	0.16

ENTERTAINMENT
Other securities[a]		1,776,467	0.05

		1,776,467	0.05

ENVIRONMENTAL CONTROL
Other securities[a]		9,596,889	0.28

		9,596,889	0.28

FOOD
Kraft Foods Inc. Class A	656,099	22,031,804	0.64
Other securities[a]		68,584,073	1.98

		90,615,877	2.62

FOREST PRODUCTS & PAPER
Other securities[a]		18,432,975	0.53

		18,432,975	0.53

GAS
Other securities[a]		14,883,480	0.43

		14,883,480	0.43

HAND & MACHINE TOOLS
Other securities[a]		3,991,210	0.12

		3,991,210	0.12

HEALTH CARE - PRODUCTS
Covidien PLC	352,506	15,545,515	0.45
Johnson & Johnson	783,138	49,893,722	1.44
Other securities[a]		35,504,094	1.03

		100,943,331	2.92

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	768,851	35,459,408	1.02
WellPoint Inc.	257,652	16,819,523	0.49
Other securities[a]		24,192,767	0.70

		76,471,698	2.21

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$1,291,535	0.04%

		1,291,535	0.04

HOME BUILDERS
Other securities[a]		3,545,008	0.10

		3,545,008	0.10

HOME FURNISHINGS
Other securities[a]		3,343,033	0.10

		3,343,033	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		17,278,937	0.50

		17,278,937	0.50

HOUSEWARES
Other securities[a]		2,485,483	0.07

		2,485,483	0.07

INSURANCE
Berkshire Hathaway Inc. Class Bc	1,256,470	89,259,629	2.58
MetLife Inc.	755,481	21,161,023	0.61
Prudential Financial Inc.	347,189	16,269,277	0.47
Other securities[a]		130,142,866	3.76

		256,832,795	7.42

INTERNET
Other securities[a]		7,829,451	0.23

		7,829,451	0.23

IRON & STEEL
Other securities[a]		11,097,693	0.32

		11,097,693	0.32

LEISURE TIME
Other securities[a]		8,119,143	0.23

		8,119,143	0.23

MACHINERY
Caterpillar Inc.	212,309	15,676,897	0.45

		15,676,897	0.45

MANUFACTURING
3M Co.	228,099	16,375,227	0.47
General Electric Co.	7,573,612	115,421,847	3.33
Other securities[a]		47,855,800	1.39

		179,652,874	5.19

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets

MEDIA
Time Warner Inc.	746,401	$22,369,638	0.65%
Walt Disney Co. (The)	609,926	18,395,368	0.53
Other securities[a]		32,046,427	0.92

		72,811,433	2.10

MINING
Other securities[a]		10,355,485	0.30

		10,355,485	0.30

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		9,717,910	0.28

		9,717,910	0.28

OIL & GAS
Chevron Corp.	1,431,074	132,402,966	3.83
ConocoPhillips	980,969	62,114,957	1.79
Exxon Mobil Corp.	3,473,865	252,306,815	7.29
Occidental Petroleum Corp.	290,327	20,758,380	0.60
Other securities[a]		120,251,572	3.47

		587,834,690	16.98

OIL & GAS SERVICES
Other securities[a]		17,677,947	0.51

		17,677,947	0.51

PACKAGING & CONTAINERS
Other securities[a]		5,884,526	0.17

		5,884,526	0.17

PHARMACEUTICALS
Bristol-Myers Squibb Co.	560,516	17,588,992	0.51
Merck & Co. Inc.	770,342	25,197,887	0.73
Pfizer Inc.	5,574,360	98,554,685	2.85
Other securities[a]		18,580,407	0.53

		159,921,971	4.62

PIPELINES
Other securities[a]		24,825,753	0.72

		24,825,753	0.72

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		34,843,325	1.01

		34,843,325	1.01

RETAIL
Costco Wholesale Corp.	312,785	25,685,904	0.74
CVS Caremark Corp.	960,803	32,263,765	0.93
Home Depot Inc. (The)	1,117,593	36,735,282	1.06

Security	Shares	Value	% of Net Assets
Lowe’s Companies Inc.	900,510	$17,415,863	0.50%
Wal-Mart Stores Inc.	1,255,864	65,179,342	1.88
Walgreen Co.	646,845	21,274,732	0.61
Other securities[a]		34,610,904	1.02

		233,165,792	6.74

SAVINGS & LOANS
Other securities[a]		4,049,616	0.12

		4,049,616	0.12

SEMICONDUCTORS
Intel Corp.	1,575,635	33,608,295	0.97
Other securities[a]		14,070,065	0.41

		47,678,360	1.38

SOFTWARE
Other securities[a]		25,415,653	0.73

		25,415,653	0.73

TELECOMMUNICATIONS
AT&T Inc.	2,455,656	70,035,309	2.02
Cisco Systems Inc.	1,689,667	26,172,942	0.76
Verizon Communications Inc.	1,213,380	44,652,384	1.29
Other securities[a]		41,488,406	1.20

		182,349,041	5.27

TEXTILES
Other securities[a]		2,255,027	0.06

		2,255,027	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		2,360,236	0.07

		2,360,236	0.07

TRANSPORTATION
FedEx Corp.	226,478	15,328,031	0.44
United Parcel Service Inc.
Class B	336,328	21,239,113	0.61
Other securities[a]		29,983,963	0.87

		66,551,107	1.92

TOTAL COMMON STOCKS
(Cost: $4,149,162,157)		3,452,742,833	99.76

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[b,e,f]	52,410,236	$52,410,236	1.51%
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%[b,e,f]	4,439,313	4,439,313	0.13
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[b,e]	3,534,337	3,534,337	0.10

		60,383,886	1.74

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,383,886)		60,383,886	1.74

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,209,546,043)		3,513,126,719	101.50

Other Assets, Less Liabilities		(52,059,333)	(1.50)

NET ASSETS		$3,461,067,386	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	All or a portion of this security represents a security on loan. See Note 5.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2011

	iShares S&P 500 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$28,684,670,594	$5,796,221,948	$4,122,106,270
Affiliated (Note 2)	930,587,977	260,879,227	87,439,773

Total cost of investments	$29,615,258,571	$6,057,101,175	$4,209,546,043

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$23,726,550,737	$5,921,232,001	$3,431,639,250
Affiliated (Note 2)	898,693,248	256,825,800	81,487,469

Total fair value of investments	24,625,243,985	6,178,057,801	3,513,126,719
Cash	936	130	–
Receivables:
Investment securities sold	121,176	–	–
Dividends and interest	34,468,948	7,926,937	5,343,118
Capital shares sold	70,847	17,967	–

Total Assets	24,659,905,892	6,186,002,835	3,518,469,837

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	781,862,173	238,852,496	56,849,549
Capital shares redeemed	431,116	–	17,335
Investment advisory fees (Note 2)	1,951,418	917,104	535,567

Total Liabilities	784,244,707	239,769,600	57,402,451

NET ASSETS	$23,875,661,185	$5,946,233,235	$3,461,067,386

Net assets consist of:
Paid-in capital	$30,526,731,969	$6,885,032,094	$4,917,684,867
Undistributed (distributions in excess of) net investment income	6,553,992	1,573,052	(8,660,627)
Accumulated net realized loss	(1,667,610,190)	(1,061,328,537)	(751,537,530)
Net unrealized appreciation (depreciation)	(4,990,014,586)	120,956,626	(696,419,324)

NET ASSETS	$23,875,661,185	$5,946,233,235	$3,461,067,386

Shares outstanding[b]	210,350,000	97,150,000	67,100,000

Net asset value per share	$113.50	$61.21	$51.58

[a]	Securities on loan with values of $763,026,394, $232,992,134 and $55,366,695, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P 500 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated	$272,070,468	$55,055,774	$39,260,172
Dividends – affiliated (Note 2)	1,469,577	206,437	336,825
Interest – affiliated (Note 2)	1,745	401	300
Securities lending income – affiliated (Note 2)	1,753,318	331,604	305,146

Total investment income	275,295,108	55,594,216	39,902,443

EXPENSES
Investment advisory fees (Note 2)	12,703,319	5,692,567	3,804,456

Total expenses	12,703,319	5,692,567	3,804,456

Net investment income	262,591,789	49,901,649	36,097,987

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(289,818,892)	(18,025,413)	(49,470,644)
Investments – affiliated (Note 2)	(412,025)	(30,713)	(101,608)
In-kind redemptions – unaffiliated	479,705,556	104,176,839	42,709,529
In-kind redemptions – affiliated (Note 2)	228,920	(30,614)	128,025

Net realized gain (loss)	189,703,559	86,090,099	(6,734,698)

Net change in unrealized appreciation/depreciation	(4,346,496,460)	(809,513,019)	(802,350,018)

Net realized and unrealized loss	(4,156,792,901)	(723,422,920)	(809,084,716)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,894,201,112)	$(673,521,271)	$(772,986,729)

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500 Growth Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$262,591,789	$466,223,218	$49,901,649	$81,952,202
Net realized gain	189,703,559	687,640,922	86,090,099	116,115,657
Net change in unrealized appreciation/depreciation	(4,346,496,460)	2,433,869,532	(809,513,019)	619,361,036

Net increase (decrease) in net assets resulting from operations	(3,894,201,112)	3,587,733,672	(673,521,271)	817,428,895

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(258,215,607)	(469,541,691)	(48,350,758)	(82,995,539)

Total distributions to shareholders	(258,215,607)	(469,541,691)	(48,350,758)	(82,995,539)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,328,628,629	10,304,557,377	900,878,913	828,917,913
Cost of shares redeemed	(3,325,932,707)	(9,179,316,473)	(413,272,753)	(1,007,692,958)

Net increase (decrease) in net assets from capital share transactions	1,002,695,922	1,125,240,904	487,606,160	(178,775,045)

INCREASE (DECREASE) IN NET ASSETS	(3,149,720,797)	4,243,432,885	(234,265,869)	555,658,311

NET ASSETS
Beginning of period	27,025,381,982	22,781,949,097	6,180,499,104	5,624,840,793

End of period	$23,875,661,185	$27,025,381,982	$5,946,233,235	$6,180,499,104

Undistributed net investment income included in net assets at end of period	$6,553,992	$2,177,810	$1,573,052	$22,161

SHARES ISSUED AND REDEEMED
Shares sold	33,900,000	87,150,000	13,450,000	13,150,000
Shares redeemed	(26,750,000)	(78,050,000)	(6,300,000)	(17,000,000)

Net increase (decrease) in shares outstanding	7,150,000	9,100,000	7,150,000	(3,850,000)

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$36,097,987	$89,103,557
Net realized gain (loss)	(6,734,698)	119,015,208
Net change in unrealized appreciation/depreciation	(802,350,018)	334,672,843

Net increase (decrease) in net assets resulting from operations	(772,986,729)	542,791,608

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,310,255)	(89,536,442)

Total distributions to shareholders	(45,310,255)	(89,536,442)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	73,366,969	930,101,734
Cost of shares redeemed	(361,294,544)	(808,992,539)

Net increase (decrease) in net assets from capital share transactions	(287,927,575)	121,109,195

INCREASE (DECREASE) IN NET ASSETS	(1,106,224,559)	574,364,361

NET ASSETS
Beginning of period	4,567,291,945	3,992,927,584

End of period	$3,461,067,386	$4,567,291,945

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,660,627)	$551,641

SHARES ISSUED AND REDEEMED
Shares sold	1,200,000	15,700,000
Shares redeemed	(6,250,000)	(14,250,000)

Net increase (decrease) in shares outstanding	(5,050,000)	1,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$133.00	$117.37	$80.00	$132.33	$142.17	$129.59

Income from investment operations:
Net investment income[a]	1.25	2.33	2.15	2.64	2.75	2.51
Net realized and unrealized gain (loss)[b]	(19.51)	15.64	37.32	(52.44)	(9.75)	12.57

Total from investment operations	(18.26)	17.97	39.47	(49.80)	(7.00)	15.08

Less distributions from:
Net investment income	(1.24)	(2.34)	(2.10)	(2.53)	(2.84)	(2.50)

Total distributions	(1.24)	(2.34)	(2.10)	(2.53)	(2.84)	(2.50)

Net asset value, end of period	$113.50	$133.00	$117.37	$80.00	$132.33	$142.17

Total return	(13.80)%[c]	15.54%	49.65%	(38.03)%	(5.11)%	11.75%

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,875,661	$27,025,382	$22,781,949	$14,743,300	$16,435,015	$18,617,501
Ratio of expenses to average net assets[d]	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of net investment income to average net assets[d]	1.95%	1.96%	2.09%	2.48%	1.89%	1.86%
Portfolio turnover rate[e]	3%	5%	7%	7%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$68.67	$59.93	$41.91	$62.78	$64.63	$60.70

Income from investment operations:
Net investment income[a]	0.53	0.93	0.81	0.77	0.80	0.84
Net realized and unrealized gain (loss)[b]	(7.48)	8.76	18.03	(20.90)	(1.86)	3.90

Total from investment operations	(6.95)	9.69	18.84	(20.13)	(1.06)	4.74

Less distributions from:
Net investment income	(0.51)	(0.95)	(0.82)	(0.74)	(0.79)	(0.81)

Total distributions	(0.51)	(0.95)	(0.82)	(0.74)	(0.79)	(0.81)

Net asset value, end of period	$61.21	$68.67	$59.93	$41.91	$62.78	$64.63

Total return	(10.17)%[c]	16.33%	45.16%	(32.25)%	(1.74)%	7.86%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,946,233	$6,180,499	$5,624,841	$4,585,034	$5,685,167	$4,469,433
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.58%	1.51%	1.53%	1.44%	1.19%	1.35%
Portfolio turnover rate[e]	3%	22%	33%	15%	26%	23%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$63.30	$56.48	$37.45	$69.25	$77.50	$68.56

Income from investment operations:
Net investment income[a]	0.51	1.27	1.24	1.83	1.86	1.60
Net realized and unrealized gain (loss)[b]	(11.58)	6.82	19.00	(31.82)	(8.24)	8.88

Total from investment operations	(11.07)	8.09	20.24	(29.99)	(6.38)	10.48

Less distributions from:
Net investment income	(0.65)	(1.27)	(1.21)	(1.81)	(1.87)	(1.54)

Total distributions	(0.65)	(1.27)	(1.21)	(1.81)	(1.87)	(1.54)

Net asset value, end of period	$51.58	$63.30	$56.48	$37.45	$69.25	$77.50

Total return	(17.56)%[c]	14.59%	54.46%	(43.95)%	(8.47)%	15.43%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,461,067	$4,567,292	$3,992,928	$2,449,246	$3,756,741	$4,499,076
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.71%	2.24%	2.52%	3.41%	2.38%	2.18%
Portfolio turnover rate[e]	3%	23%	40%	19%	20%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P 500	Diversified
S&P 500 Growth	Non-diversified
S&P 500 Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2011, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P 500	$24,267,905	$–	$41,594,450	$–	$365,510,732	$559,115,228	$79,675,890	$1,070,164,205
S&P 500 Growth	11,080,019	2,989,823	40,360,646	–	112,834,240	486,334,136	370,536,779	1,024,135,643
S&P 500 Value	21,337,049	–	–	429,512	117,035,158	302,437,779	55,268,178	496,507,676

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of September 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500	$30,398,564,477	$1,114,108,341	$(6,887,428,833)	$(5,773,320,492)
S&P 500 Growth	6,137,565,182	657,080,150	(616,587,531)	40,492,619
S&P 500 Value	4,457,923,296	175,804,744	(1,120,601,321)	(944,796,577)

Management has reviewed the tax positions as of September 30, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.0945%
S&P 500 Growth	0.18
S&P 500 Value	0.18

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended September 30, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$944,094
S&P 500 Growth	178,556
S&P 500 Value	164,309

Cross trades for the six months ended September 30, 2011, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

S&P 500
BlackRock Inc.	–	263,706	(31,824)	231,882	$34,320,855	$626,768	$(301,532)

PNC Financial Services Group Inc. (The)	1,174,285	213,475	(171,139)	1,216,621	58,628,966	842,809	118,427

					$92,949,821	$1,469,577	$(183,105)

S&P 500 Growth
BlackRock Inc.	–	84,704	(6,238)	78,466	$11,613,752	$206,437	$(61,327)

S&P 500 Value
BlackRock Inc.	–	22,117	(1,937)	20,180	$2,986,842	$55,916	$(29,150)

PNC Financial Services Group Inc. (The)	401,289	16,499	(41,844)	375,944	18,116,741	280,909	55,567

					$21,103,583	$336,825	$26,417

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$676,821,016	$687,498,230
S&P 500 Growth	167,734,419	171,626,068
S&P 500 Value	111,602,881	113,345,591

In-kind transactions (see Note 4) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$4,319,976,860	$3,318,151,598
S&P 500 Growth	899,110,762	412,577,069
S&P 500 Value	73,190,596	360,326,819

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	35

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as iShares S&P 500 Index Fund for which BFA provides investment advisory services, noting that such other services generally performed in line with relevant benchmarks over relevant periods.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P 500	$1.22361	$–	$0.01149	$1.23510	99%	–%	1%	100%
S&P 500 Growth	0.50357	–	0.00508	0.50865	99	–	1	100
S&P 500 Value	0.64593	–	0.00586	0.65179	99	–	1	100

SUPPLEMENTAL INFORMATION	39

Notes:

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-32-0911

September 30, 2011

2011 Semi-Annual Report

iShares Trust

iShares S&P Asia 50 Index Fund  |  AIA  |  NYSE Arca

iShares S&P Developed ex-U.S. Property Index Fund  |  WPS  |  NYSE Arca

iShares S&P Europe 350 Index Fund  |  IEV  |  NYSE Arca

iShares S&P Latin America 40 Index Fund  |  ILF  |  NYSE Arca

iShares S&P/TOPIX 150 Index Fund  |  ITF  |  NYSE Arca

iShares S&P Emerging Markets Infrastructure Index Fund  |  EMIF  |  NASDAQ

Fund Performance Overview

iSHARES® S&P ASIA 50 INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/11			Inception to 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.86)%	(12.89)%	(8.42)%	(4.53)%	(5.58)%	(3.98)%	(16.46)%	(19.97)%	(14.59)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Asia 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50 IndexTM (the “Index”). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the 50 leading companies from four Asian markets: Hong Kong, Singapore, South Korea and Taiwan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (20.25)%, net of fees, while the total return for the Index was (20.00)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	29.68%

Technology	21.62

Consumer Cyclical	9.51

Communications	8.77

Energy	8.27

Basic Materials	7.38

Utilities	4.46

Industrial	4.33

Diversified	3.58

Consumer Non-Cyclical	1.99

Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	11.27%

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6.38

China Mobile Ltd. (China)	5.51

China Construction Bank Corp. Class H (China)	4.77

Hyundai Motor Co. (South Korea)	3.35

Industrial and Commercial Bank of China Ltd. Class H (China)	3.21

CNOOC Ltd. (China)	2.87

PetroChina Co. Ltd. Class H (China)	2.83

AIA Group Ltd. (Hong Kong)	2.49

POSCO (South Korea)	2.38

TOTAL	45.06%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/11			Inception to 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.87)%	(12.12)%	(9.72)%	(8.87)%	(9.35)%	(9.10)%	(32.12)%	(33.62)%	(32.82)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/30/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/3/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Developed ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex US Property IndexTM (the “Index”). The Index is a free float-adjusted, market capitalization-weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States. The companies in the Index are engaged in real estate-related activities, such as property ownership, management, development, rental and investment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (15.76)%, net of fees, while the total return for the Index was (15.73)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry/Investment Type	Percentage of Net Assets
Real Estate Operating/Development	30.33%

REITs-Diversified	27.05

Real Estate Management/Services	15.09

REITs-Shopping Centers	11.80

REITs-Office Property	8.63

REITs-Apartments	1.81

Building-Residential/Commercial	1.42

REITs-Warehouse/Industrial	1.29

Other*	2.02

Short-Term and Other Net Assets	0.56

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Mitsubishi Estate Co. Ltd. (Japan)	4.68%

Sun Hung Kai Properties Ltd. (Hong Kong)	4.13

Unibail-Rodamco SE (France)	3.87

Westfield Group (Australia)	3.72

Cheung Kong (Holdings) Ltd. (Hong Kong)	3.52

Mitsui Fudosan Co. Ltd. (Japan)	2.86

Sumitomo Realty & Development Co. Ltd. (Japan)	2.08

Land Securities Group PLC (United Kingdom)	1.81

Link REIT (The) (Hong Kong)	1.69

Daito Trust Construction Co. Ltd. (Japan)	1.65

TOTAL	30.01%

*	Includes industries which individually represent less than 1% of net assets.

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.06)%	(13.33)%	(11.34)%	(4.45)%	(4.86)%	(4.09)%	4.38%	4.18%	4.78%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(12.06)%	(13.33)%	(11.34)%	(20.37)%	(22.07)%	(18.84)%	53.48%	50.60%	59.54%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 IndexTM (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (20.60)%, net of fees, while the total return for the Index was (20.41)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.32%

Financial	18.71

Energy	11.36

Communications	9.83

Industrial	8.77

Basic Materials	8.70

Consumer Cyclical	6.54

Utilities	5.68

Technology	1.82

Diversified	0.78

Short-Term and Other Net Assets	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	3.37%

Novartis AG Registered (Switzerland)	2.70

HSBC Holdings PLC (United Kingdom)	2.43

Vodafone Group PLC (United Kingdom)	2.32

BP PLC (United Kingdom)	2.02

Roche Holding AG Genusschein (Switzerland)	2.01

Royal Dutch Shell PLC Class A (United Kingdom)	1.99

GlaxoSmithKline PLC (United Kingdom)	1.86

Total SA (France)	1.85

Royal Dutch Shell PLC Class B (United Kingdom)	1.48

TOTAL	22.03%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(20.63)%	(21.23)%	(21.57)%	9.21%	9.12%	9.29%	19.17%	19.09%	19.43%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(20.63)%	(21.23)%	(21.57)%	55.38%	54.73%	55.92%	471.06%	467.21%	483.33%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 Index™ (the “Index”). The Index is comprised of selected equities trading on the exchanges of five Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Peru, Argentina and Chile are represented in the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (26.06)%, net of fees, while the total return for the Index was (26.63)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	20.99%

Basic Materials	19.82

Communications	16.78

Consumer Non-Cyclical	13.08

Energy	11.90

Utilities	7.32

Consumer Cyclical	6.21

Industrial	2.32

Diversified	1.09

Short-Term and Other Net Assets	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
America Movil SAB de CV Series L (Mexico)	12.74%

Vale SA Class A Preferred SP ADR (Brazil)	10.79

Itau Unibanco Holding SA SP ADR (Brazil)	8.63

Banco Bradesco SA Preferred SP ADR (Brazil)	6.25

Petroleo Brasileiro SA SP ADR (Brazil)	5.33

Companhia de Bebidas das Americas Preferred SP ADR (Brazil)	5.13

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	5.00

Wal-Mart de Mexico SAB de CV Series V (Mexico)	3.90

Fomento Economico Mexicano SAB de CV BD Units (Mexico)	3.82

BRF – Brasil Foods SA SP ADR (Brazil)	3.24

TOTAL	64.83%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.13)%	(4.64)%	(1.75)%	(5.72)%	(6.19)%	(5.59)%	1.58%	1.34%	1.77%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.13)%	(4.64)%	(1.75)%	(25.50)%	(27.34)%	(25.00)%	16.89%	14.12%	19.05%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150 Index™ (the “Index”). The Index is comprised of approximately 70% of the market value of the Japanese equity market. The Index includes 150 securities considered highly liquid selected from each major sector of the Tokyo market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (7.92)%, net of fees, while the total return for the Index was (7.63)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Cyclical	26.36%

Industrial	22.00

Financial	16.53

Consumer Non-Cyclical	11.76

Basic Materials	6.30

Communications	6.05

Technology	5.07

Utilities	3.12

Energy	1.74

Short-Term and Other Net Assets	1.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Toyota Motor Corp.	5.36%

Mitsubishi UFJ Financial Group Inc.	3.76

Canon Inc.	3.20

Honda Motor Co. Ltd.	2.70

Sumitomo Mitsui Financial Group Inc.	2.34

Nippon Telegraph and Telephone Corp.	2.21

Mizuho Financial Group Inc.	1.98

Takeda Pharmaceutical Co. Ltd.	1.97

Mitsubishi Corp.	1.72

Fanuc Ltd.	1.59

TOTAL	26.83%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/11			Inception to 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.09)%	(17.57)%	(16.94)%	5.38%	4.72%	4.60%	12.76%	11.16%	10.84%

Total returns for the period since inception are calculated from the inception date of the Fund (6/16/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Emerging Markets Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Emerging Markets Infrastructure Index™ (the “Index”). The Index is designed to track performance of 30 of the largest publicly listed companies in the infrastructure industry in emerging markets. The Index includes three distinct infrastructure sub-sectors: energy, transportation and utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (25.28)%, net of fees, while the total return for the Index was (24.82)%.

PORTFOLIO ALLOCATION As of 9/30/11
Industry/Investment Type	Percentage of Net Assets
Electric – Integrated	29.75%

Petrochemicals	14.29

Airport Development/Maintenance	11.07

Electric – Generation	9.15

Diversified Operations	7.46

Oil – Field Services	5.98

Marine Services	4.79

Public Thoroughfares	4.66

Exchange-Traded Funds	4.24

Gas – Distribution	3.23

Steel Pipe & Tube	1.99

Transportation – Services	1.78

Short-Term and Other Net Assets	1.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Ultrapar Participacoes SA SP ADR (Brazil)	14.29%

Companhia Energetica de Minas Gerais Preferred SP ADR (Brazil)	7.54

China Merchants Holdings (International) Co. Ltd. (China)	7.46

CEZ AS (Czech Republic)	6.19

CPFL Energia SA SP ADR (Brazil)	4.98

COSCO Pacific Ltd. (China)	4.78

China Oilfield Services Ltd. Class H (China)	4.73

Empresa Nacional de Electricidad SA SP ADR (Chile)	4.28

iShares MSCI Malaysia Index Fund	4.24

Enersis SA SP ADR (Chile)	3.79

TOTAL	62.28%

FUND PERFORMANCE OVERVIEWS	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
S&P Asia 50
Actual	$1,000.00	$797.50	0.50%	$2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50	2.53
S&P Developed ex-U.S. Property
Actual	1,000.00	842.40	0.48	2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Europe 350
Actual	1,000.00	794.00	0.60	2.69
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.60	3.03
S&P Latin America 40
Actual	1,000.00	739.40	0.50	2.17
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50	2.53

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
S&P/TOPIX 150
Actual	$1,000.00	$920.80	0.50%	$2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50	2.53
S&P Emerging Markets Infrastructure
Actual	1,000.00	747.20	0.71	3.10
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.71	3.59

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.59%

CHINA – 23.94%
China Construction Bank Corp. Class H	14,064,960	$8,654,248
China Life Insurance Co. Ltd. Class H	1,440,000	3,477,568
China Mobile Ltd.[a]	1,008,000	9,983,211
China Petroleum & Chemical Corp. Class H	3,264,000	3,220,080
CNOOC Ltd.	3,120,000	5,210,187
Industrial and Commercial Bank of China Ltd. Class H	11,856,115	5,817,831
PetroChina Co. Ltd. Class H	4,128,000	5,127,687
Ping An Insurance (Group) Co. of China Ltd. Class H	339,000	1,924,763

		43,415,575

HONG KONG – 17.09%
AIA Group Ltd.	1,574,400	4,509,987
BOC Hong Kong (Holdings) Ltd.	696,000	1,493,073
Cheung Kong (Holdings) Ltd.	268,000	2,946,890
CLP Holdings Ltd.	363,500	3,294,252
Hang Seng Bank Ltd.[a]	139,200	1,642,380
Hong Kong and China Gas Co. Ltd. (The)	912,440	2,065,216
Hong Kong Exchanges and Clearing Ltd.[a]	211,200	3,111,807
Hutchison Whampoa Ltd.	439,000	3,296,130
Li & Fung Ltd.[a]	1,152,000	1,956,317
Power Assets Holdings Ltd.	240,000	1,845,146
Sun Hung Kai Properties Ltd.	288,000	3,346,235
Swire Pacific Ltd. Class A	144,000	1,489,065

		30,996,498

SINGAPORE – 9.18%
DBS Group Holdings Ltd.	336,500	3,057,448
Keppel Corp. Ltd.	288,000	1,712,839
Oversea-Chinese Banking Corp. Ltd.	528,000	3,294,175
Singapore Telecommunications Ltd.	1,440,000	3,514,082
United Overseas Bank Ltd.	240,000	3,130,995
Wilmar International Ltd.[a]	480,000	1,941,217

		16,650,756

SOUTH KOREA – 29.56%
Hyundai Heavy Industries Co. Ltd.	11,040	2,633,369
Hyundai Mobis Co. Ltd.[a]	14,688	4,257,843
Hyundai Motor Co.[a]	33,936	6,078,262
KB Financial Group Inc.	75,168	2,574,618

Security	Shares	Value
Kia Motors Corp.	51,504	$3,143,447
Korea Electric Power Corp.[b]	49,920	891,996
KT&G Corp.	26,688	1,665,097
LG Electronics Inc.	18,336	1,072,408
POSCO	13,728	4,323,321
Samsung C&T Corp.	30,384	1,805,424
Samsung Electronics Co. Ltd.	28,658	20,434,379
Shinhan Financial Group Co. Ltd.	92,168	3,285,986
SK Energy Co. Ltd.	12,000	1,446,458

		53,612,608

TAIWAN – 19.82%
Cathay Financial Holding Co. Ltd.	1,344,904	1,553,425
China Steel Corp.	2,160,358	2,119,597
Chunghwa Telecom Co. Ltd.	723,551	2,409,858
Formosa Chemicals & Fibre Corp.	720,490	1,881,903
Formosa Plastics Corp.	912,030	2,445,048
Hon Hai Precision Industry Co. Ltd.	1,824,271	4,142,397
HTC Corp.	168,311	3,783,201
MediaTek Inc.	222,112	2,459,813
Nan Ya Plastics Corp.	1,200,010	2,610,686
Taiwan Semiconductor Manufacturing Co. Ltd.	5,040,343	11,577,490
United Microelectronics Corp.	2,544,430	951,813

		35,935,231

TOTAL COMMON STOCKS
(Cost: $176,051,470)		180,610,668

SHORT-TERM INVESTMENTS – 5.11%

MONEY MARKET FUNDS – 5.11%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	8,434,662	8,434,662
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%[c,d,e]	714,442	714,442
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	117,606	117,606

		9,266,710

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,266,710)		9,266,710

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

September 30, 2011

Value
TOTAL INVESTMENTS IN SECURITIES – 104.70%
(Cost: $185,318,180)	$189,877,378

Other Assets, Less Liabilities – (4.70)%	(8,519,867)

NET ASSETS – 100.00%	$181,357,511

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.44%

AUSTRALIA – 14.92%
Abacus Property Group	73,248	$131,701
ALE Property Group	45,864	86,253
Aspen Group Ltd.	170,142	65,318
Astro Japan Property Trust	16,842	33,883
Australand Property Group	63,630	142,237
BGP Holdings PLC[a,b]	1,986,852	267
Bunnings Warehouse Property Trust	111,846	184,795
Centro Retail Group[a]	321,720	85,987
CFS Retail Property Trust	648,228	1,102,523
Challenger Diversified Property Group	140,070	67,386
Charter Hall Group	68,344	111,592
Charter Hall Office REIT	114,912	376,372
Charter Hall Retail REIT	74,214	225,763
Commonwealth Property Office Fund	681,660	592,942
Cromwell Group	218,946	142,572
Dexus Property Group	1,336,188	1,064,886
FKP Property Group	182,532	79,831
Goodman Group	1,817,130	1,015,490
GPT Group	473,088	1,443,754
ING Office Fund	789,684	468,171
Lend Lease Group	143,640	982,811
Mirvac Group	941,430	1,052,223
Peet Ltd.	48,762	55,448
Stockland Corp. Ltd.	655,704	1,854,482
Sunland Group Ltd.[a]	55,020	40,908
Westfield Group	583,590	4,395,733
Westfield Retail Trust	780,318	1,835,307

		17,638,635

AUSTRIA – 1.43%
Atrium European Real Estate Ltd.	53,508	258,450
CA Immobilien Anlagen AGa	22,176	272,245
conwert Immobilien Invest SE	19,446	237,269
IMMOEAST AG Escrow[a,b]	100,152	13
IMMOFINANZ AGa	292,572	841,222
IMMOFINANZ AG Escrow[a,b]	112,716	15
Sparkassen Immobilien AGa	15,582	82,998

		1,692,212

BELGIUM – 0.81%
Aedifica	504	29,280
Befimmo SCA	3,906	294,159

Security	Shares	Value
Cofinimmo SA	3,864	$457,984
Intervest Offices NV	1,974	51,673
Warehouses De Pauw SCA	2,604	129,445

		962,541

CANADA – 4.92%
Allied Properties Real Estate Investment Trust	7,140	158,827
Artis Real Estate Investment Trust	11,088	131,624
Boardwalk Real Estate Investment Trust	7,014	324,298
Brookfield Office Properties Canada	3,948	82,934
Brookfield Office Properties Inc.	59,682	829,895
Calloway Real Estate Investment Trust	13,818	341,190
Canadian Apartment Properties Real Estate Investment Trust	10,626	215,161
Canadian Real Estate Investment Trust	9,198	314,853
Chartwell Seniors Housing Real Estate Investment Trust	20,706	150,022
Cominar Real Estate Investment Trust	8,442	174,098
Crombie Real Estate Investment Trust	5,544	68,100
Dundee Real Estate Investment Trust	8,358	254,819
Extendicare Real Estate Investment Trust	10,710	72,253
First Capital Realty Inc.	19,110	311,760
H&R Real Estate Investment Trust	21,420	431,052
Homburg Canada Real Estate Investment Trust	6,594	77,770
InnVest Real Estate Investment Trust	12,726	52,758
Killam Properties Inc.	12,936	132,830
Melcor Developments Ltd.	3,696	39,902
Morguard Corp.	1,638	111,605
Morguard Real Estate Investment Trust	7,560	107,300
Northern Property Real Estate Investment Trust	4,116	107,516
NorthWest Healthcare Properties Real Estate Investment Trust	5,628	61,570
Primaris Retail Real Estate Investment Trust	10,752	211,522
RioCan Real Estate Investment Trust	36,582	912,751
TransGlobe Apartment Real Estate Investment Trust	8,274	87,182
Whiterock Real Estate Investment Trust	4,704	53,899

		5,817,491

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2011

Security	Shares	Value
DENMARK – 0.06%
Jeudan A/S	588	$39,228
TK Development A/Sa	12,726	33,042

		72,270

FINLAND – 0.39%
Citycon OYJ	39,228	134,738
Sponda OYJ	65,730	248,696
Technopolis OYJ	17,220	73,471

		456,905

FRANCE – 6.92%
Altarea	84	14,674
ANF Immobilier	3,276	135,467
Fonciere des Regions	10,794	760,901
Gecina SA	7,308	646,061
Icade	6,468	510,620
Klepierre	26,040	739,285
Mercialys	12,894	461,734
Societe de la Tour Eiffel	1,680	96,271
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,478	240,910
Unibail-Rodamco SE	25,368	4,579,577

		8,185,500

GERMANY – 1.42%
Alstria Office REIT AG	16,296	192,472
Colonia Real Estate AGa	6,636	35,169
Deutsche EuroShop AG	12,684	428,857
Deutsche Wohnen AG Bearer	23,562	316,131
DIC Asset AG	8,609	66,417
GAGFAH SA	25,242	154,671
GSW Immobilien AGa	4,872	138,906
Hamborner REIT AG	2,562	21,965
IVG Immobilien AGa,c	26,712	94,330
PATRIZIA Immobilien AGa	9,030	42,768
Prime Office REIT AGa	9,912	59,566
TAG Immobilien AGa	15,666	126,703

		1,677,955

HONG KONG – 18.99%
Champion REIT[c]	756,000	291,339
Cheung Kong (Holdings) Ltd.	378,000	4,156,434
Chinese Estates Holdings Ltd.[c]	147,000	245,102
CSI Properties Ltd.	1,512,000	33,213
Emperor International Holdings Ltd.	295,000	42,442

Security	Shares	Value
Far East Consortium International Ltd.	336,000	$53,952
Fortune REIT	126,000	55,678
Fragrance Group Ltd.[c]	168,000	37,388
Great Eagle Holdings Ltd.	84,000	183,004
GZI Real Estate Investment Trust	210,000	90,909
Hang Lung Group Ltd.[c]	168,000	859,989
Hang Lung Properties Ltd.	546,000	1,641,209
Henderson Land Development Co. Ltd.[c]	252,929	1,151,782
HKR International Ltd.	201,600	69,403
Hongkong Land Holdings Ltd.[c]	336,000	1,505,280
Hopewell Holdings Ltd.	189,000	545,046
Hopson Development Holdings Ltd.[c]	168,000	95,818
Hysan Development Co. Ltd.	168,000	514,699
K. Wah International Holdings Ltd.[c]	294,000	58,915
Kerry Properties Ltd.	210,000	675,744
Kowloon Development Co. Ltd.	84,000	71,971
Lai Fung Holdings Ltd.	1,386,000	33,294
Lai Sun Development Co. Ltd.[a]	2,100,000	34,799
Link REIT (The)	630,000	1,998,908
Mapletree Commercial Trust	252,000	157,609
New World China Land Ltd.[c]	504,000	123,010
Pacific Century Premium Developments Ltd.[a]	294,000	38,521
Perennial China Retail Trust[a]	126,000	43,995
Prosperity REIT	378,000	67,494
Regal Real Estate Investment Trust	252,000	49,528
Shanghai Industrial Urban Development Group Ltd.[a]	420,000	62,044
Shui On Land Ltd.[c]	735,000	179,389
Silver Grant International Industries Ltd.	420,000	75,532
Sino Land Co. Ltd.[c]	840,000	1,124,352
Sinolink Worldwide Holdings Ltd.[a,c]	504,000	35,608
SRE Group Ltd.	588,000	27,569
Sun Hung Kai Properties Ltd.	420,000	4,879,925
Sunlight Real Estate Investment Trust[c]	378,000	98,084
TAI Cheung Holdings Ltd.	84,000	56,110
Tian An China Investments Co. Ltd.	277,200	143,501
Tomson Group Ltd.[c]	216,953	51,836
Wheelock and Co. Ltd.	252,000	752,625
Zhuguang Holdings Group Co. Ltd.[a]	252,000	35,608

		22,448,658

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2011

Security	Shares	Value
ISRAEL – 0.79%
Africa Israel Properties Ltd.[a]	3,738	$28,305
Airport City Ltd.[a]	8,610	33,986
AL-ROV (Israel) Ltd.[a]	1,176	24,413
Alony Hetz Properties & Investments Ltd.	18,312	82,671
Amot Investments Ltd.	26,586	65,635
Azrieli Group Ltd.	8,862	211,253
British Israel Investments Ltd.	14,196	44,238
Elbit Imaging Ltd.[a]	3,486	8,359
Gazit Globe Ltd.	17,388	176,543
Industrial Buildings Corp. Ltd.	20,958	31,321
Jerusalem Economy Ltd.	4,662	32,284
Melisron Ltd.	2,930	43,620
Nitsba Holdings (1995) Ltd.[a]	7,560	57,609
Norstar Holdings Inc.	2,940	52,465
REIT 1 Ltd.	27,300	45,838

		938,540

ITALY – 0.20%
Beni Stabili SpA	232,764	123,327
Immobiliare Grande Distribuzione SpA	40,194	59,645
Prelios SpA[a]	184,338	51,691

		234,663

JAPAN – 23.90%
Advance Residence Investment Corp.	252	459,995
AEON Mall Co. Ltd.	21,000	486,858
BLife Investment Corp.[c]	42	250,921
DA Office Investment Corp.	42	109,523
Daibiru Corp.	12,600	89,253
Daito Trust Construction Co. Ltd.	21,000	1,945,252
Daiwa House Industry Co. Ltd.	126,000	1,641,204
Frontier Real Estate Investment Corp.	42	372,159
Fukuoka REIT Corp.	42	273,534
Global One Real Estate Investment Corp. Ltd.	42	321,484
Heiwa Real Estate Co. Ltd.	42,000	90,996
Heiwa Real Estate REIT Inc.	126	66,531
Hulic Co. Ltd.	21,000	239,751
Iida Home Max Co. Ltd.	4,200	35,854
Industrial & Infrastructure Fund Investment Corp.	42	217,683
Japan Excellent Inc.	42	188,259
Japan Logistics Fund Inc.	42	367,255

Security	Shares	Value
Japan Prime Realty Investment Corp.	168	$432,859
Japan Real Estate Investment Corp.	126	1,232,538
Japan Rental Housing Investments Inc.	168	66,476
Japan Retail Fund Investment Corp.	462	745,625
Kenedix Realty Investment Corp.	84	274,297
Leopalace21 Corp.[a,c]	37,800	83,858
MID REIT Inc.	42	106,526
Mitsubishi Estate Co. Ltd.	336,000	5,527,348
Mitsui Fudosan Co. Ltd.	210,000	3,386,482
Mori Hills REIT Investment Corp.	42	142,216
MORI TRUST Sogo REIT Inc.	42	388,505
Nippon Accommodations Fund Inc.	42	296,964
Nippon Building Fund Inc.	168	1,741,463
Nomura Real Estate Holdings Inc.	25,200	386,108
Nomura Real Estate Office Fund Inc.	84	514,375
Nomura Real Estate Residential Fund Inc.	42	189,076
NTT Urban Development Corp.	294	216,266
ORIX JREIT Inc.	84	386,871
Premier Investment Corp.	42	164,829
Sankei Building Co. Ltd. (The)	8,400	41,302
Sekisui House SI Investment Corp.	42	156,056
Shoei Co. Ltd.	8,400	66,912
Sumitomo Realty & Development Co. Ltd.	126,000	2,463,441
Takara Leben Co. Ltd.	8,400	37,597
TOC Co. Ltd.	16,800	81,733
Tokyo Tatemono Co. Ltd.	126,000	389,050
Tokyu Land Corp.	126,000	459,341
TOKYU REIT Inc.	42	226,401
Top REIT Inc.	42	228,036
United Urban Investment Corp.	630	666,126

		28,255,189

NETHERLANDS – 2.11%
Corio NV	25,704	1,198,253
Eurocommercial Properties NV	10,206	393,411
Nieuwe Steen Investments NVc	9,660	144,967
VastNed Offices/Industrial NV	5,460	71,718
VastNed Retail NV	5,208	250,644
Wereldhave NV	6,090	433,061

		2,492,054

NEW ZEALAND – 0.62%
AMP NZ Office Trust	257,040	168,974
DNZ Property Fund Ltd.	21,504	20,711

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2011

Security	Shares	Value
Goodman Property Trust	235,704	$176,569
ING Property Trust	177,072	110,990
Kiwi Income Property Trust	289,338	236,652
Vital Healthcare Property Trust	19,698	17,165

		731,061

NORWAY – 0.25%
Norwegian Property ASA	134,232	180,165
Olav Thon Eiendomsselskap ASA	842	116,168

		296,333

SINGAPORE – 8.61%
AIMS AMP Capital Industrial REIT	109,200	83,381
Ascendas India Trust	168,000	99,271
Ascendas Real Estate Investment Trust	462,935	721,171
Ascott Residence Trust	168,800	130,833
Bukit Sembawang Estates Ltd.[c]	42,000	119,254
Cache Logistics Trust	126,000	92,825
Cambridge Industrial Trust	336,440	118,765
CapitaCommercial Trust	588,000	455,744
CapitaLand Ltd.	714,000	1,353,373
CapitaMall Trust Management Ltd.	714,000	1,002,701
CapitaMalls Asia Ltd.[c]	294,000	275,251
CapitaRetail China Trust	84,000	75,098
CDL Hospitality Trusts	168,000	194,674
City Developments Ltd.[c]	126,000	927,281
First REIT	42,000	24,495
Frasers Centrepoint Trust	126,000	139,237
Frasers Commercial Trust	134,600	82,634
Global Logistic Properties Ltd.[a]	630,000	800,131
GuocoLand Ltd.[c]	84,000	122,155
Ho Bee Investment Ltd.	84,000	85,412
K-REIT Asia	126,000	97,176
Keppel Land Ltd.[c]	210,000	417,389
Lippo-Mapletree Indonesia Retail Trust	210,000	87,023
Mapletree Industrial Trust	294,640	245,326
Mapletree Logistics Trust	420,040	273,988
Parkway Life REIT	126,000	176,947
Saizen REIT	378,000	43,222
Singapore Land Ltd.	42,000	188,550
Starhill Global REIT	420,000	186,939
Suntec REIT[c]	630,000	555,982
United Industrial Corp. Ltd.	116,000	236,789
UOL Group Ltd.	168,000	536,321

Security	Shares	Value
Wheelock Properties (Singapore) Ltd.	84,000	$104,750
Wing Tai Holdings Ltd.	126,000	117,965

		10,172,053

SPAIN – 0.10%
Inmobiliaria Colonial SAa	21,669	88,383
Realia Business SAa	23,772	34,446

		122,829

SWEDEN – 1.87%
Castellum AB	46,830	575,131
Fabege AB	35,700	271,849
Fastighets AB Balder Class Ba	15,792	57,482
HEBA Fastighets AB	8,400	69,101
Hufvudstaden AB Class A	32,424	314,883
Klovern AB	21,630	79,047
Kungsleden AB	36,246	248,036
Sagax AB	2,142	48,652
Wallenstam AB Class B	33,852	310,515
Wihlborgs Fastigheter AB	18,186	231,025

		2,205,721

SWITZERLAND – 2.43%
Allreal Holding AG Registered[a]	2,016	311,622
Intershop Holdings AG	336	118,745
Mobimo Holding AG Registered[a]	1,470	353,946
PSP Swiss Property AG Registered[a]	9,702	872,678
Swiss Prime Site AG Registered[a]	15,078	1,215,138

		2,872,129

UNITED KINGDOM – 8.70%
Big Yellow Group PLC	31,500	117,230
British Land Co. PLC	244,734	1,814,734
Capital & Counties Properties PLC	166,488	435,716
Capital Shopping Centres Group PLC	163,548	834,134
CLS Holdings PLC[a]	4,956	44,779
Derwent London PLC	22,722	509,707
Development Securities PLC	35,112	103,925
Grainger PLC	115,458	155,759
Great Portland Estates PLC	87,108	461,369
Hammerson PLC	196,560	1,158,053
Hansteen Holdings PLC	179,550	201,946
Helical Bar PLC	29,862	90,479
Invista Foundation Property Trust Ltd.	101,346	52,099
Land Securities Group PLC	213,990	2,140,130
London & Stamford Property PLC	145,530	265,473

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2011

Security	Shares	Value
Metric Property Investments PLC	57,918	$89,999
Primary Health Properties PLC	19,320	99,319
Raven Russia Ltd.	147,462	125,770
Safestore Holdings PLC	42,714	68,203
SEGRO PLC	202,986	696,298
Shaftesbury PLC	69,510	504,489
St. Modwen Properties PLC	43,134	78,785
UNITE Group PLC[a]	45,234	116,973
Workspace Group PLC	34,537	115,539

		10,280,908

TOTAL COMMON STOCKS
(Cost: $144,996,970)		117,553,647

SHORT-TERM INVESTMENTS – 3.86%

MONEY MARKET FUNDS – 3.86%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	4,144,193	4,144,193

BlackRock Cash Funds: Prime, SL Agency Shares 0.18%[d,e,f]	351,026	351,026

BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[d,e]	63,776	63,776

		4,558,995

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,558,995)		4,558,995

TOTAL INVESTMENTS IN SECURITIES – 103.30%
(Cost: $149,555,965)		122,112,642

Other Assets, Less Liabilities – (3.30)%		(3,904,806)

NET ASSETS – 100.00%		$118,207,836

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 98.85%

AUSTRIA – 0.31%
Erste Group Bank AG	39,932	$1,037,246
OMV AG	26,576	802,996
Telekom Austria AG	53,728	546,346
voestalpine AG	18,396	541,645

		2,928,233

BELGIUM – 1.57%
Ageas	416,976	735,126
Anheuser-Busch InBev NV	134,904	7,199,304
Belgacom SA	25,413	772,630
Colruyt SA	13,874	581,804
Delhaize Group SA	16,644	980,565
Dexia SAa	147,168	285,718
Groupe Bruxelles Lambert SA	13,432	954,430
KBC Groep NV	34,164	802,162
Solvay SA	9,928	945,748
UCB SA	19,564	842,069
Umicore	20,358	750,188

		14,849,744

DENMARK – 1.37%
A.P. Moller – Maersk A/S Class B	229	1,359,276
Carlsberg A/S Class B	17,228	1,027,573
Danske Bank A/Sa	120,320	1,704,105
Novo Nordisk A/S Class B	70,956	7,113,384
Novozymes A/S Class B	8,176	1,171,243
Vestas Wind Systems A/Sa	34,164	559,328

		12,934,909

FINLAND – 1.26%
Fortum OYJ	72,718	1,726,914
Kone OYJ Class B	35,040	1,683,072
Metso OYJ	22,192	657,730
Nokia OYJ	623,178	3,551,829
Sampo OYJ Class A	80,008	2,032,074
Stora Enso OYJ Class R	103,368	613,282
UPM-Kymmene OYJ	86,140	985,269
Wartsila OYJ Class B	26,572	638,521

		11,888,691

FRANCE – 14.96%
Accor SA	26,572	718,381
Air France-KLM[a]	25,404	188,965

Security	Shares	Value
Alcatel-Lucent[a]	385,732	$1,136,511
ALSTOM	33,872	1,130,471
ArcelorMittal	153,612	2,489,703
AXA	308,647	4,099,706
BNP Paribas	179,288	7,228,550
Bouygues SA	37,960	1,269,963
Cap Gemini SA	25,701	865,697
Carrefour SA	98,404	2,262,971
Casino Guichard-Perrachon SA	8,468	667,375
Christian Dior SA	9,344	1,059,990
Compagnie de Saint-Gobain	73,000	2,827,647
Compagnie Generale des Etablissements Michelin Class B	30,082	1,824,722
Credit Agricole SA	179,221	1,257,610
Danone SA	108,040	6,697,027
Dassault Systemes SA	9,928	709,045
Edenred SA	27,167	653,912
Electricite de France	47,304	1,384,232
Essilor International SA	35,332	2,559,393
European Aeronautic Defence and Space Co. NV	67,452	1,919,060
France Telecom SA	324,120	5,348,924
GDF Suez	242,068	7,288,123
Hermes International	8,468	2,565,999
L’Air Liquide SA	47,016	5,549,899
L’Oreal SA	39,712	3,909,804
Lafarge SA	30,952	1,079,736
Lagardere SCA	21,900	544,031
LVMH Moet Hennessy Louis Vuitton SA	44,384	5,934,160
Pernod Ricard SA	28,908	2,281,773
PPR SA	12,558	1,641,436
PSA Peugeot Citroen SA	27,448	595,308
Publicis Groupe SA	25,404	1,070,596
Renault SA	34,456	1,158,977
Safran SA	36,208	1,125,605
Sanofi	193,596	12,818,553
Schneider Electric SA	89,940	4,895,684
SES SA Class A FDR	46,428	1,138,083
Societe Generale	127,896	3,431,962
Societe Television Francaise 1	20,440	257,240
Sodexo	16,352	1,087,869
STMicroelectronics NV	111,836	740,649
Suez Environnement SA	47,012	659,144

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2011

Security	Shares	Value
Technip SA	18,108	$1,470,607
Thales SA	15,476	488,996
Total SA	393,048	17,526,563
Unibail-Rodamco SE	15,184	2,741,103
Valeo SA	14,016	598,948
Vallourec SA	19,272	1,124,790
Veolia Environnement	86,140	1,279,405
Vinci SA	92,564	4,026,341
Vivendi SA	204,426	4,206,059

		141,537,298

GERMANY – 11.19%
Adidas AG	35,624	2,187,895
Allianz SE Registered	76,212	7,245,694
BASF SE	153,884	9,514,994
Bayer AG Registered	137,532	7,648,632
Bayerische Motoren Werke AG	53,436	3,582,245
Beiersdorf AG	16,936	911,762
Commerzbank AGa	615,244	1,567,573
Daimler AG Registered	149,796	6,759,002
Deutsche Bank AG Registered	154,766	5,465,337
Deutsche Boerse AGa	32,416	1,641,844
Deutsche Lufthansa AG Registered	37,100	485,625
Deutsche Post AG Registered	139,886	1,806,469
Deutsche Telekom AG Registered	494,356	5,857,404
E.ON AG	335,508	7,362,222
Fresenius Medical Care AG & Co. KGaA	31,828	2,178,739
Fresenius SE & Co. KGaA	19,186	1,715,695
HeidelbergCement AG	24,528	901,877
Hochtief AG	5,846	369,511
Infineon Technologies AG	184,544	1,383,604
K+S AG	27,042	1,436,052
Linde AG	28,324	3,828,733
MAN SE	10,220	800,654
Merck KGaA	10,808	891,817
METRO AG	21,900	938,207
Muenchener Rueckversicherungs-Gesellschaft AG Registered	26,867	3,372,240
Puma AGb	876	258,337
QIAGEN NVa	39,128	547,555
RWE AG	68,334	2,541,473
Salzgitter AG	6,424	312,485
SAP AG	149,504	7,685,588

Security	Shares	Value
Siemens AG Registered	136,656	$12,489,896
ThyssenKrupp AG	55,480	1,380,444
TUI AGa	25,404	132,146
Volkswagen AG	5,840	730,193

		105,931,944

GREECE – 0.14%
Alpha Bank AEa	107,568	191,951
Hellenic Telecommunications Organization SAb	27,040	116,095
Hellenic Telecommunications Organization SA SP ADR[b]	38,829	85,035
National Bank of Greece SAa	52,390	193,302
National Bank of Greece SA SP ADR[b]	555,729	433,413
OPAP SA	32,890	335,377

		1,355,173

IRELAND – 0.43%
Anglo Irish Bank Corp. Ltd.[a,c]	211,770	28
CRH PLC	118,552	1,852,268
Elan Corp. PLC[a]	79,716	852,431
Kerry Group PLC Class A	22,200	780,387
Ryanair Holdings PLC SP ADR[a]	24,236	624,077

		4,109,191

ITALY – 3.92%
Assicurazioni Generali SpA	220,782	3,536,906
Atlantia SpA	51,155	742,627
Banca Monte dei Paschi di Siena SpA	1,137,048	639,370
Banco Popolare SpA	302,804	507,840
Enel SpA	1,075,800	4,794,978
Eni SpA	491,728	8,721,916
Fiat Industrial SpA[a]	126,436	961,006
Fiat SpA	127,896	702,523
Finmeccanica SpA	63,082	442,229
Intesa Sanpaolo SpA	2,321,928	3,707,244
Luxottica Group SpA	24,301	624,705
Mediaset SpA	116,800	371,404
Mediobanca SpA	80,027	635,107
Pirelli & C. SpA	36,208	260,876
Saipem SpA	41,960	1,495,268
Snam Rete Gas SpA	295,504	1,371,813
Telecom Italia SpA	1,614,760	1,775,466
Tenaris SA	76,796	980,914
Terna SpA	212,284	791,804

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2011

Security	Shares	Value
UniCredit SpA	3,206,452	$3,452,433
Unione di Banche Italiane ScpA	148,484	558,217

		37,074,646

NETHERLANDS – 3.67%
AEGON NVa	285,782	1,174,841
Akzo Nobel NV	38,544	1,723,385
ASML Holding NV	71,550	2,503,645
Heineken NV	47,894	2,155,260
ING Groep NV CVA[a]	644,736	4,613,271
Koninklijke Ahold NV	193,888	2,293,390
Koninklijke DSM NV	31,536	1,391,002
Koninklijke KPN NV	247,032	3,281,616
Koninklijke Philips Electronics NV	167,900	3,052,428
PostNL NV	63,656	282,698
Randstad Holding NV	17,228	558,685
Reed Elsevier NV	119,720	1,321,811
TNT Express NV	62,532	437,870
Unilever NV CVA	285,576	9,101,903
Wolters Kluwer NV	48,472	795,052

		34,686,857

NORWAY – 1.24%
DnB NOR ASA	150,964	1,527,382
Norsk Hydro ASA	149,358	688,660
Orkla ASA	136,072	1,044,122
Seadrill Ltd.	55,772	1,561,730
Statoil ASA	175,214	3,790,185
Telenor ASA	127,020	1,975,290
Yara International ASA	30,660	1,188,591

		11,775,960

PORTUGAL – 0.42%
Banco Comercial Portugues SA Registered[a,b]	738,980	193,341
Banco Espirito Santo SA Registered[b]	103,952	278,945
CIMPOR – Cimentos de Portugal SGPS SA	29,784	200,605
Energias de Portugal SA	446,760	1,387,653
Galp Energia SGPS SA Class B	45,260	834,366
Portugal Telecom SGPS SA Registered	147,460	1,088,159

		3,983,069

SPAIN – 5.38%
Abertis Infraestructuras SA	58,962	917,668
Acciona SA	4,380	374,049
Acerinox SAb	17,520	199,171

Security	Shares	Value
Actividades de Construcciones y Servicios SA	28,032	$1,000,064
Banco Bilbao Vizcaya Argentaria SA	807,380	6,694,558
Banco de Sabadell SA	211,052	760,307
Banco Popular Espanol SAb	146,243	682,826
Banco Santander SA	1,412,112	11,792,183
Bankinter SAb	44,092	242,194
Bankinter SA New[a,b,c]	608	3,340
Distribuidora Internacional de Alimentacion SAa	98,404	392,389
Enagas SA	30,952	573,506
Ferrovial SA	68,912	794,317
Gamesa Corporacion Tecnologica SA	34,164	155,069
Gas Natural SDG SA	49,056	841,160
Iberdrola SA	683,280	4,648,874
Industria de Diseno Textil SA	35,332	3,050,983
International Consolidated Airlines Group SA London[a]	127,480	304,039
Red Electrica Corporacion SA	18,110	831,484
Repsol YPF SA	135,488	3,632,050
Telefonica SA	673,060	13,026,420

		50,916,651

SWEDEN – 4.21%
Alfa Laval AB	57,816	919,238
Assa Abloy AB Class B	51,976	1,079,901
Atlas Copco AB Class A	109,792	1,967,822
Boliden AB	44,384	464,312
Electrolux AB Class B	44,384	657,210
Hennes & Mauritz AB Class B	159,152	4,789,715
Holmen AB Class B	7,008	175,603
Investor AB Class B	75,920	1,347,463
Nordea Bank AB	447,052	3,658,065
Sandvik AB	174,908	2,037,308
Scania AB Class B	50,808	734,209
Securitas AB Class B	49,348	362,842
Skandinaviska Enskilda Banken AB Class A	280,612	1,527,224
Skanska AB Class B	67,452	941,826
SKF AB Class B	67,744	1,291,123
SSAB AB Class A	34,748	260,552
Svenska Cellulosa AB Class B	99,280	1,219,281
Svenska Handelsbanken AB Class A	80,312	2,059,192

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2011

Security	Shares	Value
Swedbank AB Class A	158,576	$1,768,574
Swedish Match AB	38,836	1,289,218
Tele2 AB Class B	49,932	917,477
Telefonaktiebolaget LM Ericsson Class B	502,532	4,876,643
TeliaSonera AB	353,028	2,345,913
Volvo AB Class A	81,176	812,564
Volvo AB Class B	232,724	2,312,602

		39,815,877

SWITZERLAND – 13.56%
ABB Ltd. Registered[a]	387,484	6,727,538
Actelion Ltd. Registered[a]	18,980	633,154
Adecco SA Registered[a]	24,236	965,117
Baloise Holding AG Registered	8,379	618,070
Clariant AG Registered[a]	44,386	405,597
Compagnie Financiere Richemont SA Class A Bearer	95,484	4,304,822
Credit Suisse Group AG Registered[a]	169,068	4,467,282
GAM Holding AGa	34,748	438,032
Geberit AG Registered[a]	7,008	1,301,607
Givaudan SA Registered[a]	1,433	1,121,725
Holcim Ltd. Registered[a]	44,390	2,380,043
Julius Baer Group Ltd.[a]	34,164	1,154,723
Kuehne & Nagel International AG Registered	9,636	1,090,588
Lonza Group AG Registered[a]	8,760	530,441
Nestle SA Registered	578,160	31,890,142
Nobel Biocare Holding AG Registered[a]	20,735	208,423
Novartis AG Registered	457,272	25,574,609
Roche Holding AG Bearer	4,380	739,243
Roche Holding AG Genusschein	117,384	19,010,444
SGS SA Registered	876	1,340,570
Swatch Group AG (The) Bearer	5,256	1,749,300
Swiss Life Holding AG Registered[a]	5,256	583,871
Swiss Re Ltd.[a]	61,612	2,884,226
Swisscom AG Registered	3,504	1,430,456
Syngenta AG Registered[a]	15,768	4,140,337
UBS AG Registered[a]	640,648	7,434,141
Zurich Financial Services AG Registered[a]	24,820	5,219,223

		128,343,724

UNITED KINGDOM – 35.22%
3i Group PLC	157,972	461,909
Aegis Group PLC	153,983	298,644

Security	Shares	Value
Aggreko PLC	44,978	$1,141,387
AMEC PLC	55,480	704,810
Anglo American PLC	221,336	7,685,529
ARM Holdings PLC	223,088	1,960,049
Associated British Foods PLC	60,736	1,050,221
AstraZeneca PLC	224,548	10,032,288
Aviva PLC	474,208	2,256,054
BAE Systems PLC	568,524	2,367,333
Barclays PLC	2,027,762	5,096,800
BG Group PLC	566,480	10,955,771
BHP Billiton PLC	352,736	9,550,172
BP PLC	3,158,856	19,117,562
British American Tobacco PLC	329,376	13,999,985
British Land Co. PLC	149,212	1,106,426
British Sky Broadcasting Group PLC	177,668	1,837,761
BT Group PLC	1,291,624	3,495,003
Bunzl PLC	54,312	650,630
Burberry Group PLC	72,417	1,324,403
Cable & Wireless Communications PLC	456,983	265,178
Cable & Wireless Worldwide PLC	460,484	222,376
Cairn Energy PLC[a]	230,972	1,009,981
Capita Group PLC	101,032	1,111,944
Carnival PLC	36,208	1,136,557
Centrica PLC	859,064	3,983,969
Cobham PLC	186,011	506,514
Compass Group PLC	315,360	2,559,505
Cookson Group PLC	47,012	317,109
Daily Mail & General Trust PLC Class A NVS	49,056	277,479
Diageo PLC	417,268	8,008,247
Drax Group PLC	61,907	462,809
Experian PLC	166,440	1,879,781
FirstGroup PLC	80,300	401,293
G4S PLC	230,096	957,044
GKN PLC	258,128	707,315
GlaxoSmithKline PLC	846,800	17,584,201
Hammerson PLC	116,216	684,698
Hays PLC	244,112	263,342
Home Retail Group PLC	131,692	230,588
HSBC Holdings PLC	2,970,516	22,993,895
IMI PLC	54,604	603,941
Imperial Tobacco Group PLC	169,370	5,735,981
InterContinental Hotels Group PLC	49,056	803,168

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2011

Security	Shares	Value
International Power PLC	251,412	$1,201,581
Invensys PLC	138,116	485,179
ITV PLC[a]	652,620	602,874
J Sainsbury PLC	232,432	995,003
Johnson Matthey PLC	35,916	887,926
Kingfisher PLC	390,696	1,512,436
Ladbrokes PLC	145,416	269,796
Land Securities Group PLC	129,940	1,299,540
Legal & General Group PLC	965,644	1,453,887
Lloyds Banking Group PLC[a]	6,653,116	3,613,486
Logica PLC	272,437	335,490
London Stock Exchange Group PLC	27,492	349,040
Lonmin PLC	25,988	425,488
Man Group PLC	310,104	813,990
Marks & Spencer Group PLC	260,464	1,276,492
Misys PLC[a]	46,024	154,147
National Grid PLC	591,884	5,887,205
Next PLC	29,210	1,152,144
Old Mutual PLC	926,516	1,515,493
Pearson PLC	135,214	2,399,148
Persimmon PLC	52,268	370,882
Provident Financial PLC	22,194	347,121
Prudential PLC	423,984	3,682,188
Reckitt Benckiser Group PLC	102,498	5,226,044
Reed Elsevier PLC	204,692	1,576,489
Rentokil Initial PLC[a]	313,615	350,046
Resolution Ltd.	247,098	952,315
Rexam PLC	147,168	712,535
Rio Tinto PLC	246,448	11,089,432
Rolls-Royce Group PLC[a]	311,699	2,889,110
Royal Bank of Scotland Group PLC[a]	3,203,240	1,172,153
Royal Dutch Shell PLC Class A	603,564	18,804,638
Royal Dutch Shell PLC Class B	448,522	14,057,995
RSA Insurance Group PLC	588,380	1,019,235
SABMiller PLC	154,760	5,080,868
Sage Group PLC (The)	216,372	864,233
Schroders PLC	17,534	349,352
Scottish & Southern Energy PLC	155,928	3,145,615
SEGRO PLC	124,100	425,697
Serco Group PLC	82,928	659,491
Severn Trent PLC	40,296	967,334
Shire PLC	93,440	2,925,772
Smith & Nephew PLC	148,628	1,347,520

Security	Shares	Value
Smiths Group PLC	65,921	$1,026,404
Standard Chartered PLC	323,246	6,480,721
Standard Life PLC	389,541	1,213,654
Tate & Lyle PLC	76,796	748,901
Tesco PLC	1,333,856	7,854,389
Tullow Oil PLC	150,672	3,072,443
Unilever PLC	218,124	6,867,227
United Business Media Ltd.	39,420	275,601
United Utilities Group PLC	113,588	1,104,152
Vodafone Group PLC	8,473,840	21,945,909
Whitbread PLC	28,616	706,116
William Hill PLC	114,172	402,313
Wm Morrison Supermarkets PLC	425,444	1,925,308
Wolseley PLC	46,720	1,169,581
WPP PLC	210,558	1,971,323
Xstrata PLC	323,558	4,137,149

		333,347,253

TOTAL COMMON STOCKS
(Cost: $1,309,517,351)		935,479,220

PREFERRED STOCKS – 0.65%

GERMANY – 0.65%
Henkel AG & Co. KGaA	30,368	1,629,790
Porsche Automobil Holding SE	25,192	1,224,071
Volkswagen AG	24,236	3,253,370

		6,107,231

TOTAL PREFERRED STOCKS
(Cost: $8,110,390)		6,107,231

RIGHTS – 0.01%

SPAIN – 0.01%
Banco Bilbao Vizcaya Argentaria SAa	807,380	119,159

		119,159

TOTAL RIGHTS
(Cost: $120,242)		119,159

SHORT-TERM INVESTMENTS – 0.24%

MONEY MARKET FUNDS – 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	2,046,541	2,046,541

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2011

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%[d,e,f]	173,348	$173,348
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[d,e]	43,837	43,837

		2,263,726

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,263,726)		2,263,726

TOTAL INVESTMENTS IN SECURITIES – 99.75%
(Cost: $1,320,011,709)		943,969,336

Other Assets, Less Liabilities – 0.25%		2,380,914

NET ASSETS – 100.00%		$946,350,250

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 66.70%

BRAZIL – 21.30%
BRF – Brasil Foods SA SP ADR[a]	2,873,130	$50,365,969
Centrais Eletricas Brasileiras SA SP ADR	1,372,806	12,039,509
Companhia Siderurgica Nacional SA SP ADR	3,805,347	30,214,455
Embraer SA SP ADR	845,721	21,455,942
Itau Unibanco Holding SA SP ADR	8,655,340	134,330,877
Petroleo Brasileiro SA SP ADR	3,692,139	82,888,520

		331,295,272

CHILE – 10.98%
Banco de Chile SP ADR	327,590	22,882,161
Banco Santander (Chile) SA SP ADR[a]	494,649	36,346,809
Empresa Nacional de Electricidad SA SP ADR[a]	733,944	31,809,133
Enersis SA SP ADR	1,483,559	25,086,983
LAN Airlines SA SP ADR[a]	1,111,092	22,944,050
Sociedad Quimica y Minera de Chile SA Series B SP ADR	663,030	31,699,464

		170,768,600

COLOMBIA – 2.30%
Bancolombia SA SP ADR	202,566	11,282,926
Ecopetrol SA SP ADR	607,742	24,485,925

		35,768,851

MEXICO – 27.36%
Alfa SAB de CV Series Aa	1,621,900	16,945,233
America Movil SAB de CV Series L	179,018,100	198,179,078
Cemex SAB de CV CPO[b]	45,707,768	14,674,343
Fomento Economico Mexicano SAB de CV BD Units	9,110,700	59,395,196
Grupo Elektra SA de CV	170,130	13,015,857
Grupo Modelo SAB de CV Series C	2,416,800	13,873,696
Grupo Televisa SA CPO	9,147,800	33,813,737
Telefonos de Mexico SAB de CV Series L	19,875,600	14,932,120
Wal-Mart de Mexico SAB de CV Series V	26,250,900	60,664,782

		425,494,042

Security	Shares	Value
PERU – 4.76%
Compania de Minas Buenaventura SA SP ADR	834,114	$31,479,463
Credicorp Ltd.	264,576	24,393,907
Southern Copper Corp.	727,107	18,170,404

		74,043,774

TOTAL COMMON STOCKS
(Cost: $1,443,527,716)		1,037,370,539

PREFERRED STOCKS – 32.81%

BRAZIL – 32.81%
Banco Bradesco SA SP ADR	6,571,470	97,192,041
Companhia de Bebidas das Americas SP ADR	2,601,876	79,747,499
Companhia Energetica de Minas Gerais SP ADR[a]	2,165,739	32,139,567
Companhia Paranaense de Energia Class B SP ADR	703,257	12,806,310
Gerdau SA SP ADR	4,057,203	28,927,857
Petroleo Brasileiro SA SP ADR	3,751,287	77,726,667
Tele Norte Leste Participacoes SA SP ADR	1,475,679	14,063,221
Vale SA Class A SP ADR[a]	7,989,592	167,781,432

		510,384,594

TOTAL PREFERRED STOCKS
(Cost: $705,191,040)		510,384,594

SHORT-TERM INVESTMENTS – 2.96%

MONEY MARKET FUNDS – 2.96%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[c,d,e]	41,781,618	41,781,618
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%[c,d,e]	3,539,035	3,539,035
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	685,651	685,651

		46,006,304

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,006,304)		46,006,304

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2011

Value

TOTAL INVESTMENTS IN SECURITIES – 102.47%
(Cost: $2,194,725,060)	$1,593,761,437

Other Assets, Less Liabilities – (2.47)%	(38,452,167)

NET ASSETS – 100.00%	$1,555,309,270

CPO – Certificates of Participation (Ordinary)

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 98.93%

ADVERTISING – 0.34%
Dentsu Inc.	10,400	$333,804

		333,804

AGRICULTURE – 1.22%
Japan Tobacco Inc.	256	1,207,265

		1,207,265

AIRLINES – 0.43%
All Nippon Airways Co. Ltd.[a]	136,000	428,749

		428,749

AUTO MANUFACTURERS – 10.08%
Honda Motor Co. Ltd.	89,600	2,672,423
Isuzu Motors Ltd.	72,000	313,856
Nissan Motor Co. Ltd.	133,600	1,201,152
Suzuki Motor Corp.	21,600	482,553
Toyota Motor Corp.	152,000	5,300,675

		9,970,659

AUTO PARTS & EQUIPMENT – 2.50%
Aisin Seiki Co. Ltd.	9,600	324,567
Bridgestone Corp.	36,000	827,607
Denso Corp.	28,800	938,204
NOK Corp.	5,600	102,294
Toyota Industries Corp.	9,600	283,965

		2,476,637

BANKS – 8.93%
Chuo Mitsui Trust Holdings Inc.	208,040	699,045
Mitsubishi UFJ Financial Group Inc.	809,600	3,718,194
Mizuho Financial Group Inc.	1,324,800	1,959,356
Shinsei Bank Ltd.	128,000	146,134
Sumitomo Mitsui Financial Group Inc.	80,800	2,312,465

		8,835,194

BEVERAGES – 1.18%
Asahi Group Holdings Ltd.	24,800	530,555
Kirin Holdings Co. Ltd.	48,000	633,316

		1,163,871

BUILDING MATERIALS – 1.44%
Asahi Glass Co. Ltd.	56,000	553,607
Daikin Industries Ltd.	15,200	440,934
JS Group Corp.	15,200	430,482

		1,425,023

Security	Shares	Value
CHEMICALS – 3.07%
Asahi Kasei Corp.	72,000	$438,090
JSR Corp.	10,400	181,609
Mitsubishi Chemical Holdings Corp.	72,000	494,136
Mitsui Chemicals Inc.	56,000	189,621
Nitto Denko Corp.	8,800	352,776
Shin-Etsu Chemical Co. Ltd.	20,800	1,033,524
Sumitomo Chemical Co. Ltd.	88,000	343,643

		3,033,399

COMMERCIAL SERVICES – 0.58%
Dai Nippon Printing Co. Ltd.	32,000	335,444
Toppan Printing Co. Ltd.	32,000	236,222

		571,666

COMPUTERS – 0.77%
Fujitsu Ltd.	112,000	536,170
TDK Corp.	6,400	226,923

		763,093

COSMETICS & PERSONAL CARE – 1.56%
Kao Corp.	28,800	808,552
Shiseido Co. Ltd.	20,000	391,023
Unicharm Corp.	7,200	347,950

		1,547,525

DISTRIBUTION & WHOLESALE – 5.22%
ITOCHU Corp.	82,400	799,626
Marubeni Corp.	88,000	501,194
Mitsubishi Corp.	82,400	1,701,878
Mitsui & Co. Ltd.	90,400	1,329,964
Sumitomo Corp.	66,400	833,015

		5,165,677

DIVERSIFIED FINANCIAL SERVICES – 1.87%
Credit Saison Co. Ltd.	8,800	172,278
Daiwa Securities Group Inc.	96,000	363,674
Nomura Holdings Inc.	217,600	807,390
ORIX Corp.	6,320	503,435

		1,846,777

ELECTRIC – 2.07%
Chubu Electric Power Co. Inc.	36,800	697,997
Kansai Electric Power Co. Inc. (The)	40,800	713,524
Kyushu Electric Power Co. Inc.	23,200	377,135
Tokyo Electric Power Co. Inc. (The)[b]	83,200	259,056

		2,047,712

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2011

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 4.78%
Furukawa Electric Co. Ltd.	40,000	$110,535
Hitachi Ltd.	256,000	1,291,956
Mitsubishi Electric Corp.	112,000	1,009,860
Nidec Corp.	5,800	474,805
Sharp Corp.	48,000	408,511
Sumitomo Electric Industries Ltd.	42,400	504,421
Toshiba Corp.	224,000	929,943

		4,730,031

ELECTRONICS – 5.66%
Advantest Corp.	9,600	105,615
Fanuc Ltd.	11,200	1,573,638
Hirose Electric Co. Ltd.	1,700	159,678
Hoya Corp.	24,800	580,104
Keyence Corp.	2,451	680,480
Kyocera Corp.	8,800	746,653
Murata Manufacturing Co. Ltd.	11,200	613,908
NEC Corp.[b]	152,000	313,544
NGK Insulators Ltd.	16,000	245,148
Secom Co. Ltd.	12,000	583,809

		5,602,577

ENGINEERING & CONSTRUCTION – 0.75%
Kajima Corp.	56,000	186,715
Obayashi Corp.	40,000	200,830
Shimizu Corp.	40,000	178,516
Taisei Corp.	64,000	178,516

		744,577

ENTERTAINMENT – 0.35%
Oriental Land Co. Ltd.	3,200	343,332

		343,332

FOOD – 0.87%
Ajinomoto Co. Inc.	32,000	381,941
Nippon Meat Packers Inc.	9,000	118,280
Nissin Foods Holdings Co. Ltd.	4,000	161,909
Yakult Honsha Co. Ltd.	6,400	200,685

		862,815

FOREST PRODUCTS & PAPER – 0.42%
Nippon Paper Group Inc.	5,600	150,244
Oji Paper Co. Ltd.	48,000	265,906

		416,150

Security	Shares	Value
GAS – 1.05%
Osaka Gas Co. Ltd.	104,000	$434,458
Tokyo Gas Co. Ltd.	128,000	599,481

		1,033,939

HAND & MACHINE TOOLS – 0.49%
SMC Corp.	3,300	489,349

		489,349

HEALTH CARE – PRODUCTS – 0.47%
Terumo Corp.	8,800	464,089

		464,089

HOME BUILDERS – 0.31%
Sekisui House Ltd.	32,000	305,138

		305,138

HOME FURNISHINGS – 2.21%
Panasonic Corp.	108,800	1,064,287
Sony Corp.	57,600	1,126,144

		2,190,431

HOUSEWARES – 0.15%
TOTO Ltd.	16,000	143,643

		143,643

INSURANCE – 2.84%
Dai-ichi Life Insurance Co. Ltd. (The)	504	530,939
MS&AD Insurance Group Holdings Inc.	30,400	668,895
NKSJ Holdings Inc.	24,000	537,727
Tokio Marine Holdings Inc.	41,600	1,070,763

		2,808,324

INTERNET – 1.81%
SoftBank Corp.	49,600	1,474,873
Yahoo! Japan Corp.	992	312,091

		1,786,964

IRON & STEEL – 2.13%
JFE Holdings Inc.	27,225	557,003
Kobe Steel Ltd.	144,000	244,733
Nippon Steel Corp.	304,000	883,446
Sumitomo Metal Industries Ltd.	200,000	420,343

		2,105,525

LEISURE TIME – 0.27%
Sega Sammy Holdings Inc.	11,200	265,179

		265,179

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2011

Security	Shares	Value
MACHINERY – CONSTRUCTION & MINING – 1.12%
Komatsu Ltd.	50,400	$1,110,919

		1,110,919

MACHINERY – DIVERSIFIED – 0.50%
Kubota Corp.	60,000	489,621

		489,621

MANUFACTURING – 2.29%
FUJIFILM Holdings Corp.	24,800	583,965
Kawasaki Heavy Industries Ltd.	80,000	207,576
Konica Minolta Holdings Inc.	28,000	194,344
Mitsubishi Heavy Industries Ltd.	192,000	819,512
Nikon Corp.	19,200	459,076

		2,264,473

METAL FABRICATE & HARDWARE – 0.18%
NSK Ltd.	24,000	179,346

		179,346

MINING – 0.68%
Mitsubishi Materials Corp.	64,000	158,588
Mitsui Mining & Smelting Co. Ltd.	32,000	83,861
Sumitomo Metal Mining Co. Ltd.	32,000	430,514

		672,963

OFFICE & BUSINESS EQUIPMENT – 3.51%
Canon Inc.	68,850	3,170,959
Ricoh Co. Ltd.	36,000	305,449

		3,476,408

OIL & GAS – 1.74%
INPEX Corp.	128	803,736
JX Holdings Inc.	128,840	735,465
TonenGeneral Sekiyu K.K.	16,000	185,366

		1,724,567

PACKAGING & CONTAINERS – 0.14%
Toyo Seikan Kaisha Ltd.	8,800	135,745

		135,745

PHARMACEUTICALS – 5.88%
Astellas Pharma Inc.	25,628	977,840
Daiichi Sankyo Co. Ltd.	36,803	773,493
Eisai Co. Ltd.	14,400	583,809
Ono Pharmaceutical Co. Ltd.	5,600	336,015
Otsuka Holdings Co. Ltd.	27,200	749,870
Shionogi & Co. Ltd.	16,800	251,303
Taisho Pharmaceutical Co. Ltd.[c]	8,000	196,575

Security	Shares	Value
Takeda Pharmaceutical Co. Ltd.	40,800	$1,947,898

		5,816,803

REAL ESTATE – 2.90%
Daiwa House Industry Co. Ltd.	32,000	416,813
Mitsubishi Estate Co. Ltd.	72,000	1,184,432
Mitsui Fudosan Co. Ltd.	48,000	774,053
Sumitomo Realty & Development Co. Ltd.	25,000	488,778

		2,864,076

RETAIL – 2.84%
AEON Co. Ltd.	36,800	500,820
Fast Retailing Co. Ltd.	3,200	580,799
Marui Group Co. Ltd.	14,400	110,036
Seven & I Holdings Co. Ltd.	44,000	1,249,559
Yamada Denki Co. Ltd.	5,200	367,670

		2,808,884

SEMICONDUCTORS – 0.78%
Rohm Co. Ltd.	5,600	294,966
Tokyo Electron Ltd.	10,400	480,332

		775,298

TELECOMMUNICATIONS – 3.91%
Nippon Telegraph and Telephone Corp.	45,200	2,187,286
NTT Data Corp.	72	225,490
NTT DoCoMo Inc.	792	1,455,973

		3,868,749

TEXTILES – 1.05%
Kuraray Co. Ltd.	19,200	265,283
Teijin Ltd.	56,000	204,151
Toray Industries Inc.	80,000	567,722

		1,037,156

TOYS, GAMES & HOBBIES – 0.95%
Nintendo Co. Ltd.	6,400	943,228

		943,228

TRANSPORTATION – 4.64%
Central Japan Railway Co.	96	843,176
East Japan Railway Co.	20,000	1,222,107
Kintetsu Corp.[a]	88,000	333,368
Mitsui O.S.K. Lines Ltd.	64,000	249,092
Nippon Express Co. Ltd.	48,000	206,746
Nippon Yusen K.K.	88,000	240,893
Odakyu Electric Railway Co. Ltd.	40,000	382,979
Tokyu Corp.	56,000	283,342

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2011

Security	Shares	Value
West Japan Railway Co.	9,600	$413,492
Yamato Holdings Co. Ltd.	22,400	412,371

		4,587,566

TOTAL COMMON STOCKS
(Cost: $133,655,899)		97,864,916

SHORT-TERM INVESTMENTS – 0.84%

MONEY MARKET FUNDS – 0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	744,535	744,535
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%[d,e,f]	63,065	63,065
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[d,e]	23,668	23,668

		831,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $831,268)		831,268

TOTAL INVESTMENTS IN SECURITIES – 99.77%
(Cost: $134,487,167)		98,696,184

Other Assets, Less Liabilities – 0.23%		230,020

NET ASSETS – 100.00%		$98,926,204

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 86.61%

BRAZIL – 22.46%
Centrais Eletricas Brasileiras SA SP ADR	386,970	$3,393,727
CPFL Energia SA SP ADR	239,355	5,301,713
Ultrapar Participacoes SA SP ADR	961,065	15,213,659

		23,909,099

CHILE – 8.07%
Empresa Nacional de Electricidad SA SP ADR	105,128	4,556,248
Enersis SA SP ADR	238,465	4,032,443

		8,588,691
CHINA – 28.44%
Beijing Capital International Airport Co. Ltd. Class H	6,156,000	2,498,855
China Merchants Holdings (International) Co. Ltd.[a]	2,916,000	7,941,064
China Oilfield Services Ltd. Class H	3,888,000	5,034,335
China Resources Power Holdings Co. Ltd.	1,458,000	2,221,251
COSCO Pacific Ltd.	4,536,000	5,092,603
Huaneng Power International Inc. Class H SP ADR	55,485	933,813
Jiangsu Expressway Co. Ltd. Class H	2,916,000	2,228,742
Sichuan Expressway Co. Ltd. Class H	1,126,000	461,407
Tianjin Port Development Holdings Ltd.[a]	14,252,000	1,592,760
Zhejiang Expressway Co. Ltd. Class H	3,726,000	2,273,483

		30,278,313

CZECH REPUBLIC – 6.19%
CEZ AS	170,829	6,584,382

		6,584,382

INDONESIA – 3.23%
PT Perusahaan Gas Negara Tbk	11,304,000	3,440,068

		3,440,068

MEXICO – 6.38%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	101,741	3,378,819
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR[a]	68,528	3,407,212

		6,786,031

RUSSIA – 5.94%
Eurasia Drilling Co. Ltd. GDR[b]	72,900	1,330,425

Security	Shares	Value
Novorossiysk Commercial Sea Port PJSC GDR[b]	42,025	$299,218
OAO TMK GDR[a,b]	230,364	2,114,741
RusHydro OJSC SP ADR	750,000	2,580,000

		6,324,384

SOUTH KOREA – 3.55%
Korea Electric Power Corp. SP ADR[c]	444,609	3,779,176

		3,779,176

TURKEY – 2.35%
TAV Havalimanlari Holding ASc	631,980	2,501,478

		2,501,478

TOTAL COMMON STOCKS
(Cost: $112,783,267)		92,191,622

EXCHANGE-TRADED FUNDS – 4.24%

UNITED STATES – 4.24%
iShares MSCI Malaysia Index Fund[d]	369,460	4,511,107

		4,511,107

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,796,175)		4,511,107

PREFERRED STOCKS – 7.54%

BRAZIL – 7.54%
Companhia Energetica de Minas Gerais SP ADR	540,999	8,028,425

		8,028,425

TOTAL PREFERRED STOCKS
(Cost: $8,969,192)		8,028,425

SHORT-TERM INVESTMENTS – 6.98%

MONEY MARKET FUNDS – 6.98%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%[d,e,f]	6,794,891	6,794,891
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%[d,e,f]	575,549	575,549

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

September 30, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[d,e]	59,507	$59,507

		7,429,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,429,947)		7,429,947

TOTAL INVESTMENTS IN SECURITIES – 105.37%
(Cost: $133,978,581)		112,161,101

Other Assets, Less Liabilities – (5.37)%		(5,712,089)

NET ASSETS – 100.00%		$106,449,012

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2011

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$176,051,470	$144,996,970	$1,317,747,983
Affiliated (Note 2)	9,266,710	4,558,995	2,263,726

Total cost of investments	$185,318,180	$149,555,965	$1,320,011,709

Investments in securities, at fair value (including securities on loana)
(Note 1):
Unaffiliated	$180,610,668	$117,553,647	$941,705,610
Affiliated (Note 2)	9,266,710	4,558,995	2,263,726

Total fair value of investments	189,877,378	122,112,642	943,969,336
Foreign currencies, at value[b]	541,866	134,229	1,984,353
Receivables:
Investment securities sold	154	–	3,235,885
Dividends and interest	392,323	506,778	3,111,401

Total Assets	190,811,721	122,753,649	952,300,975

LIABILITIES
Payables:
Investment securities purchased	226,343	–	–
Collateral for securities on loan (Note 5)	9,149,104	4,495,219	2,219,889
Securities related to in-kind transactions (Note 4)	–	–	3,235,885
Investment advisory fees (Note 2)	78,763	50,594	494,951

Total Liabilities	9,454,210	4,545,813	5,950,725

NET ASSETS	$181,357,511	$118,207,836	$946,350,250

Net assets consist of:
Paid-in capital	$189,565,308	$177,168,214	$1,526,581,304
Undistributed (distributions in excess of) net investment income	2,790,481	(3,987,697)	4,570,819
Accumulated net realized loss	(15,545,587)	(27,522,903)	(208,777,791)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	4,547,309	(27,449,778)	(376,024,082)

NET ASSETS	$181,357,511	$118,207,836	$946,350,250

Shares outstanding[c]	4,800,000	4,200,000	29,200,000

Net asset value per share	$37.78	$28.14	$32.41

[a]	Securities on loan with values of $8,686,387, $4,204,613 and $2,084,669, respectively. See Note 5.
[b]	Cost of foreign currencies: $543,237, $136,401 and $1,999,805, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

	iShares S&P Latin America 40 Index Fund	iShares S&P/ TOPIX 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$2,148,718,756	$133,655,899	$121,752,459
Affiliated (Note 2)	46,006,304	831,268	12,226,122

Total cost of investments	$2,194,725,060	$134,487,167	$133,978,581

Investments in securities, at fair value (including securities on loana)
(Note 1):
Unaffiliated	$1,547,755,133	$97,864,916	$100,220,047
Affiliated (Note 2)	46,006,304	831,268	11,941,054

Total fair value of investments	1,593,761,437	98,696,184	112,161,101
Foreign currencies, at value[b]	20,936	72,365	243,645
Receivables:
Investment securities sold	–	–	7,981,457
Dividends and interest	7,570,838	1,005,600	986,980

Total Assets	1,601,353,211	99,774,149	121,373,183

LIABILITIES
Payables:
Investment securities purchased	–	–	7,487,148
Collateral for securities on loan (Note 5)	45,320,653	807,600	7,370,440
Investment advisory fees (Note 2)	723,288	40,345	66,583

Total Liabilities	46,043,941	847,945	14,924,171

NET ASSETS	$1,555,309,270	$98,926,204	$106,449,012

Net assets consist of:
Paid-in capital	$2,407,067,366	$148,198,198	$128,595,520
Undistributed net investment income	11,904,089	909,913	952,076
Accumulated net realized loss	(262,697,953)	(14,381,773)	(1,278,218)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(600,964,232)	(35,800,134)	(21,820,366)

NET ASSETS	$1,555,309,270	$98,926,204	$106,449,012

Shares outstanding[c]	39,750,000	2,400,000	4,050,000

Net asset value per share	$39.13	$41.22	$26.28

[a]	Securities on loan with values of $44,086,352, $764,398 and $7,050,529, respectively. See Note 5.
[b]	Cost of foreign currencies: $21,545, $73,068 and $247,368, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$5,243,180	$3,104,289	$32,246,617
Interest – unaffiliated	44	–	504
Interest – affiliated (Note 2)	25	4	42
Securities lending income – affiliated (Note 2)	22,891	15,521	342,412

	5,266,140	3,119,814	32,589,575
Less: Other foreign taxes (Note 1)	(22,459)	(706)	–

Total investment income	5,243,681	3,119,108	32,589,575

EXPENSES
Investment advisory fees (Note 2)	561,701	347,702	3,870,934

Total expenses	561,701	347,702	3,870,934

Net investment income	4,681,980	2,771,406	28,718,641

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(6,364,026)	(3,379,425)	(24,825,299)
In-kind redemptions – unaffiliated	1,346,881	965,986	8,951,216
Foreign currency transactions	12,021	(1,091)	(199,917)

Net realized loss	(5,005,124)	(2,414,530)	(16,074,000)

Net change in unrealized appreciation/depreciation on:
Investments	(47,401,051)	(22,938,640)	(286,492,986)
Translation of assets and liabilities in foreign currencies	(28,844)	(5,997)	(92,111)

Net change in unrealized appreciation/depreciation	(47,429,895)	(22,944,637)	(286,585,097)

Net realized and unrealized loss	(52,435,019)	(25,359,167)	(302,659,097)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,753,039)	$(22,587,761)	$(273,940,456)

[a]	Net of foreign withholding tax of $621,891, $244,108 and $3,605,295, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares S&P Latin America 40 Index Fund	iShares S&P/ TOPIX 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$41,358,636	$1,143,368	$3,813,227
Dividends – affiliated (Note 2)	–	–	95,859
Interest – affiliated (Note 2)	327	4	21
Securities lending income – affiliated (Note 2)	1,089,104	4,603	35,286

Total investment income	42,448,067	1,147,975	3,944,393

EXPENSES
Investment advisory fees (Note 2)	5,586,144	261,859	513,861

Total expenses	5,586,144	261,859	513,861
Less investment advisory fees waived (Note 2)	–	–	(28,590)

Net expenses	5,586,144	261,859	485,271

Net investment income	36,861,923	886,116	3,459,122

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(38,030,890)	(2,104,166)	(1,638,321)
Investments – affiliated (Note 2)	–	–	(442,384)
In-kind redemptions – unaffiliated	24,812,518	–	1,723,267
In-kind redemptions – affiliated (Note 2)	–	–	236,261
Foreign currency transactions	(67,895)	35,036	(10,813)

Net realized loss	(13,286,267)	(2,069,130)	(131,990)

Net change in unrealized appreciation/depreciation on:
Investments	(630,849,378)	(7,358,585)	(40,373,519)
Translation of assets and liabilities in foreign currencies	(4,461)	(1,158)	(3,652)

Net change in unrealized appreciation/depreciation	(630,853,839)	(7,359,743)	(40,377,171)

Net realized and unrealized loss	(644,140,106)	(9,428,873)	(40,509,161)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(607,278,183)	$(8,542,757)	$(37,050,039)

[a]	Net of foreign withholding tax of $3,888,421, $85,919 and $260,635, respectively.

See notes to financial statements.

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Asia 50 Index Fund		iShares S&P Developed ex-U.S. Property Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,681,980	$3,158,266	$2,771,406	$4,430,189
Net realized loss	(5,005,124)	(1,951,252)	(2,414,530)	(5,575,258)
Net change in unrealized appreciation/depreciation	(47,429,895)	33,874,522	(22,944,637)	20,057,814

Net increase (decrease) in net assets resulting from operations	(47,753,039)	35,081,536	(22,587,761)	18,912,745

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,247,505)	(3,030,981)	(2,753,244)	(7,440,460)

Total distributions to shareholders	(2,247,505)	(3,030,981)	(2,753,244)	(7,440,460)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	62,921,802	3,414,143	34,090,452
Cost of shares redeemed	(7,825,179)	–	(6,409,083)	(6,790,084)

Net increase (decrease) in net assets from capital share transactions	(7,825,179)	62,921,802	(2,994,940)	27,300,368

INCREASE (DECREASE) IN NET ASSETS	(57,825,723)	94,972,357	(28,335,945)	38,772,653

NET ASSETS
Beginning of period	239,183,234	144,210,877	146,543,781	107,771,128

End of period	$181,357,511	$239,183,234	$118,207,836	$146,543,781

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,790,481	$356,006	$(3,987,697)	$(4,005,859)

SHARES ISSUED AND REDEEMED
Shares sold	–	1,400,000	100,000	1,000,000
Shares redeemed	(200,000)	–	(200,000)	(200,000)

Net increase (decrease) in shares outstanding	(200,000)	1,400,000	(100,000)	800,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$28,718,641	$32,510,522	$36,861,923	$54,661,808
Net realized gain (loss)	(16,074,000)	27,039,692	(13,286,267)	160,784,956
Net change in unrealized appreciation/depreciation	(286,585,097)	51,632,505	(630,853,839)	97,709,954

Net increase (decrease) in net assets resulting from operations	(273,940,456)	111,182,719	(607,278,183)	313,156,718

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(30,347,465)	(32,109,970)	(33,310,871)	(62,766,488)

Total distributions to shareholders	(30,347,465)	(32,109,970)	(33,310,871)	(62,766,488)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	69,071,945	269,606,990	25,340,471	819,472,687
Cost of shares redeemed	(161,503,360)	(480,419,094)	(501,962,432)	(1,097,679,959)

Net decrease in net assets from capital share transactions	(92,431,415)	(210,812,104)	(476,621,961)	(278,207,272)

DECREASE IN NET ASSETS	(396,719,336)	(131,739,355)	(1,117,211,015)	(27,817,042)

NET ASSETS
Beginning of period	1,343,069,586	1,474,808,941	2,672,520,285	2,700,337,327

End of period	$946,350,250	$1,343,069,586	$1,555,309,270	$2,672,520,285

Undistributed net investment income included in net assets at end of period	$4,570,819	$6,199,643	$11,904,089	$8,353,037

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	7,000,000	500,000	16,500,000
Shares redeemed	(4,600,000)	(13,200,000)	(10,500,000)	(22,750,000)

Net decrease in shares outstanding	(3,000,000)	(6,200,000)	(10,000,000)	(6,250,000)

See notes to financial statements.

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/ TOPIX 150 Index Fund		iShares S&P Emerging Markets Infrastructure Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$886,116	$1,792,373	$3,459,122	$1,482,920
Net realized loss	(2,069,130)	(3,195,778)	(131,990)	(719,896)
Net change in unrealized appreciation/depreciation	(7,359,743)	1,217,523	(40,377,171)	15,686,062

Net increase (decrease) in net assets resulting from operations	(8,542,757)	(185,882)	(37,050,039)	16,449,086

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(892,162)	(1,650,695)	(2,607,283)	(1,937,315)

Total distributions to shareholders	(892,162)	(1,650,695)	(2,607,283)	(1,937,315)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	27,386,494	15,754,127	81,548,210
Cost of shares redeemed	–	(26,483,541)	(9,241,738)	–

Net increase in net assets from capital share transactions	–	902,953	6,512,389	81,548,210

INCREASE (DECREASE) IN NET ASSETS	(9,434,919)	(933,624)	(33,144,933)	96,059,981

NET ASSETS
Beginning of period	108,361,123	109,294,747	139,593,945	43,533,964

End of period	$98,926,204	$108,361,123	$106,449,012	$139,593,945

Undistributed net investment income included in net assets at end of period	$909,913	$915,959	$952,076	$100,237

SHARES ISSUED AND REDEEMED
Shares sold	–	600,000	450,000	2,500,000
Shares redeemed	–	(600,000)	(300,000)	–

Net increase in shares outstanding	–	–	150,000	2,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Asia 50 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Nov. 13, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$47.84	$40.06	$25.26	$43.04	$48.28

Income from investment operations:
Net investment income[b]	0.94	0.76	0.56	0.83	0.15
Net realized and unrealized gain (loss)[c]	(10.55)	7.75	14.74	(17.91)	(5.37)

Total from investment operations	(9.61)	8.51	15.30	(17.08)	(5.22)

Less distributions from:
Net investment income	(0.45)	(0.73)	(0.50)	(0.70)	(0.02)

Total distributions	(0.45)	(0.73)	(0.50)	(0.70)	(0.02)

Net asset value, end of period	$37.78	$47.84	$40.06	$25.26	$43.04

Total return	(20.25)%[d]	21.53%	60.92%	(39.92)%	(10.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$181,358	$239,183	$144,211	$42,947	$12,913
Ratio of expenses to average net assets[e,f]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	4.17%	1.77%	1.53%	2.70%	0.88%
Portfolio turnover rate[g]	7%	7%	7%	36%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended September 30, 2011, the years ended March 31, 2011, March 31, 2010, March 31, 2009 and the period ended March 31, 2008 would have been 7%, 7%, 6%, 7% and 4%, respectively. See Note 4.

See notes to financial statements.

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Developed ex-U.S. Property Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Jul. 30, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$34.08	$30.79	$19.03	$44.07	$49.99

Income from investment operations:
Net investment income[b]	0.64	1.14	0.96	1.19	0.84
Net realized and unrealized gain (loss)[c]	(5.94)	4.00	12.36	(25.11)	(5.86)

Total from investment operations	(5.30)	5.14	13.32	(23.92)	(5.02)

Less distributions from:
Net investment income	(0.64)	(1.85)	(1.38)	(1.12)	(0.90)
Return of capital	–	–	(0.18)	–	–

Total distributions	(0.64)	(1.85)	(1.56)	(1.12)	(0.90)

Net asset value, end of period	$28.14	$34.08	$30.79	$19.03	$44.07

Total return	(15.76)%[d]	17.21%	70.62%	(55.14)%	(10.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$118,208	$146,544	$107,771	$49,472	$70,509
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.83%	3.57%	3.32%	4.00%	2.68%
Portfolio turnover rate[f]	5%	8%	11%	9%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]
Net asset value, beginning of period	$41.71	$38.41	$25.58	$52.50	$53.99	$44.26

Income from investment operations:
Net investment income[b]	0.89	0.99	1.00	1.59	1.60	1.22
Net realized and unrealized gain (loss)[c]	(9.29)	3.29	12.83	(26.83)	(1.52)	9.55

Total from investment operations	(8.40)	4.28	13.83	(25.24)	0.08	10.77

Less distributions from:
Net investment income	(0.90)	(0.98)	(1.00)	(1.68)	(1.57)	(1.04)

Total distributions	(0.90)	(0.98)	(1.00)	(1.68)	(1.57)	(1.04)

Net asset value, end of period	$32.41	$41.71	$38.41	$25.58	$52.50	$53.99

Total return	(20.60)%[d]	11.63%	54.79%	(49.34)%	(0.08)%	24.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$946,350	$1,343,070	$1,474,809	$1,161,534	$2,309,967	$2,564,551
Ratio of expenses to average net assets[e,f]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	4.45%	2.64%	2.84%	4.04%	2.82%	2.47%
Portfolio turnover rate[g]	4%	5%	7%	9%	16%	4%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]

Net asset value, beginning of period	$53.72	$48.22	$25.51	$50.61	$35.70	$28.13

Income from investment operations:
Net investment income[b]	0.81	1.00	1.03	0.91	0.90	0.63
Net realized and unrealized gain (loss)[c]	(14.66)	5.67	22.43	(24.93)	14.70	7.59

Total from investment operations	(13.85)	6.67	23.46	(24.02)	15.60	8.22

Less distributions from:
Net investment income	(0.74)	(1.17)	(0.75)	(1.08)	(0.69)	(0.65)

Total distributions	(0.74)	(1.17)	(0.75)	(1.08)	(0.69)	(0.65)

Net asset value, end of period	$39.13	$53.72	$48.22	$25.51	$50.61	$35.70

Total return	(26.06)%[d]	14.18%	92.64%	(47.97)%	43.74%	29.39%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,555,309	$2,672,520	$2,700,337	$1,141,791	$3,353,014	$1,490,362
Ratio of expenses to average net assets[e,f]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	3.30%	2.03%	2.48%	2.21%	1.96%	2.08%
Portfolio turnover rate[g]	7%	6%	11%	12%	4%	7%

[a]	Per share amounts were adjusted to reflect a five-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended March 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]

Net asset value, beginning of period	$45.15	$45.54	$33.52	$54.22	$64.13	$62.25

Income from investment operations:
Net investment income[b]	0.37	0.73	0.47	0.60	0.53	0.43
Net realized and unrealized gain (loss)[c]	(3.93)	(0.41)	12.08	(20.45)	(9.84)	1.83

Total from investment operations	(3.56)	0.32	12.55	(19.85)	(9.31)	2.26

Less distributions from:
Net investment income	(0.37)	(0.71)	(0.53)	(0.85)	(0.60)	(0.38)

Total distributions	(0.37)	(0.71)	(0.53)	(0.85)	(0.60)	(0.38)

Net asset value, end of period	$41.22	$45.15	$45.54	$33.52	$54.22	$64.13

Total return	(7.92)%[d]	0.73%	37.60%	(37.07)%	(14.58)%	3.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$98,926	$108,361	$109,295	$80,437	$211,445	$365,514
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.69%	1.64%	1.11%	1.27%	0.86%	0.69%
Portfolio turnover rate[f]	3%	6%	8%	3%	3%	2%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Emerging Markets Infrastructure Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Period from Jun. 16, 2009[a] to Mar. 31, 2010

Net asset value, beginning of period	$35.79	$31.10	$24.45

Income from investment operations:
Net investment income[b]	0.84	0.60	0.77
Net realized and unrealized gain (loss)[c]	(9.72)	4.99	5.91

Total from investment operations	(8.88)	5.59	6.68

Less distributions from:
Net investment income	(0.63)	(0.90)	(0.03)

Total distributions	(0.63)	(0.90)	(0.03)

Net asset value, end of period	$26.28	$35.79	$31.10

Total return	(25.28)%[d]	18.53%	27.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$106,449	$139,594	$43,534
Ratio of expenses to average net assets[e]	0.71%	0.70%	0.71%
Ratio of expenses to average net assets prior to waived fees[e]	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[e]	5.05%	1.87%	3.29%
Portfolio turnover rate[f]	8%	10%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
S&P Asia 50	Non-diversified
S&P Developed ex-U.S. Property	Non-diversified
S&P Europe 350	Diversified
S&P Latin America 40	Non-diversified
S&P/TOPIX 150	Non-diversified
S&P Emerging Markets Infrastructure	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund invests in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

S&P Asia 50
Common Stocks	$180,610,668	$–	$–	$180,610,668
Short-Term Investments	9,266,710	–	–	9,266,710

	$189,877,378	$–	$–	$189,877,378

S&P Developed ex-U.S. Property
Common Stocks	$117,553,352	$–	$295	$117,553,647
Short-Term Investments	4,558,995	–	–	4,558,995

	$122,112,347	$–	$295	$122,112,642

S&P Europe 350
Common Stocks	$935,475,852	$–	$3,368	$935,479,220
Preferred Stocks	6,107,231	–	–	6,107,231
Rights	119,159	–	–	119,159
Short-Term Investments	2,263,726	–	–	2,263,726

	$943,965,968	$–	$3,368	$943,969,336

S&P Latin America 40
Common Stocks	$1,037,370,539	$–	$–	$1,037,370,539
Preferred Stocks	510,384,594	–	–	510,384,594
Short-Term Investments	46,006,304	–	–	46,006,304

	$1,593,761,437	$–	$–	$1,593,761,437

S&P/TOPIX 150 Index
Common Stocks	$97,668,341	$–	$196,575	$97,864,916
Short-Term Investments	831,268	–	–	831,268

	$98,499,609	$–	$196,575	$98,696,184

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

S&P Emerging Markets Infrastructure
Common Stocks	$92,191,622	$–	$–	$92,191,622
Exchange-Traded Funds	4,511,107	–	–	4,511,107
Preferred Stocks	8,028,425	–	–	8,028,425
Short-Term Investments	7,429,947	–	–	7,429,947

	$112,161,101	$–	$–	$112,161,101

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of September 30, 2011, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
S&P Asia 50	$–	$–	$–	$–	$–	$4,137,780	$114,299	$1,228,150	$5,480,229
S&P Developed ex-U.S. Property	–	–	–	–	37,441	1,561,084	8,281,169	5,300,031	15,179,725
S&P Europe 350	2,828,772	–	–	–	–	47,090,987	70,049,884	32,616,997	152,586,640
S&P Latin America 40	–	–	–	233,743	844,965	23,841,805	201,370,437	–	226,290,950
S&P/TOPIX 150	17,138	175,929	134,303	335,080	1,371,929	1,586,598	3,393,670	3,537,890	10,552,537
S&P Emerging Markets Infrastructure	–	–	–	–	–	–	7,454	506,438	513,892

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P Asia 50	$190,546,188	$21,738,604	$(22,407,414)	$(668,810)
S&P Developed ex-U.S. Property	160,525,549	4,589,817	(43,002,724)	(38,412,907)
S&P Europe 350	1,355,632,134	44,525,602	(456,188,400)	(411,662,798)
S&P Latin America 40	2,214,366,413	80,239,764	(700,844,740)	(620,604,976)
S&P/TOPIX 150	136,290,176	3,093,829	(40,687,821)	(37,593,992)
S&P Emerging Markets Infrastructure	134,682,196	2,240,572	(24,761,667)	(22,521,095)

Management has reviewed the tax positions as of September 30, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Asia 50	0.50%
S&P Developed ex-U.S. Property	0.48
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
S&P Emerging Markets Infrastructure	0.75

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P Emerging Markets Infrastructure Index Fund through June 30, 2013 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. In association with this agreement, for the six months ended September 30, 2011, BFA waived its investment advisory fees for the Fund in the amount of $28,590.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended September 30, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Asia 50	$12,326
S&P Developed ex-U.S. Property	8,358
S&P Europe 350	184,376
S&P Latin America 40	586,441
S&P/TOPIX 150	2,479
S&P Emerging Markets Infrastructure	19,000

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

S&P Emerging Markets Infrastructure
iShares MSCI Chile Investable Market Index Fund	17,400	1,800	(19,200)	–	$–	$17,379	$(48,313)
iShares MSCI Malaysia Index Fund	355,777	41,049	(27,366)	369,460	4,511,107	57,982	136,143
iShares MSCI South Korea Index Fund	58,929	6,795	(65,724)	–	–	20,498	(293,953)

					$4,511,107	$95,859	$(206,123)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	Purchases	Sales
S&P Asia 50	$16,526,697	$18,068,269
S&P Developed ex-U.S. Property	7,544,392	7,423,375
S&P Europe 350	53,549,842	54,685,364
S&P Latin America 40	168,430,930	160,875,267
S&P/TOPIX 150	3,288,796	3,124,779
S&P Emerging Markets Infrastructure	10,183,243	10,421,821

In-kind transactions (see Note 4) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Asia 50	$–	$3,978,856
S&P Developed ex-U.S. Property	3,378,505	6,347,459
S&P Europe 350	68,328,308	160,192,568
S&P Latin America 40	25,163,234	497,966,871
S&P Emerging Markets Infrastructure	15,454,249	9,158,679

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	57

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

(including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	59

Notes:

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-34-0911

September 30, 2011

2011 Semi-Annual Report

iShares Trust

iShares 2012 S&P AMT-Free Municipal Series  |  MUAA  |  NYSE Arca

iShares 2013 S&P AMT-Free Municipal Series  |  MUAB  |  NYSE Arca

iShares 2014 S&P AMT-Free Municipal Series  |  MUAC  |  NYSE Arca

iShares 2015 S&P AMT-Free Municipal Series  |  MUAD  |  NYSE Arca

iShares 2016 S&P AMT-Free Municipal Series  |  MUAE  |  NYSE Arca

iShares 2017 S&P AMT-Free Municipal Series  |  MUAF  |  NYSE Arca

Fund Performance Overviews

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

Performance as of September 30, 2011

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 9/30/11			Inception to 9/30/11			Inception to 9/30/11

iSHARES MUNICIPAL SERIES	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2012 S&P AMT-Free	0.54%	(0.54)%	0.89%	1.03%	0.51%	1.48%	1.79%	0.89%	2.58%
2013 S&P AMT-Free	1.10%	(0.01)%	1.40%	2.02%	1.74%	2.45%	3.53%	3.03%	4.28%
2014 S&P AMT-Free	1.83%	0.49%	2.12%	2.97%	2.79%	3.50%	5.20%	4.88%	6.13%
2015 S&P AMT-Free	2.73%	1.46%	3.16%	4.37%	4.18%	5.05%	7.69%	7.35%	8.91%
2016 S&P AMT-Free	3.30%	1.84%	3.81%	5.55%	5.00%	6.42%	9.81%	8.81%	11.36%
2017 S&P AMT-Free	4.01%	3.17%	4.41%	6.58%	6.57%	7.25%	11.66%	11.65%	12.88%

Total returns for the period since inception are calculated from the inception date of each Fund (1/7/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/8/10), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2012 S&P AMT-Free Municipal Series (the “2012 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2012 IndexTM (the “2012 Index”). The 2012 Index measures the performance of investment grade U.S. municipal bonds maturing in 2012. The 2012 Fund invests in a representative sample of securities included in the 2012 Index that collectively has an investment profile similar to the 2012 Index. Due to the use of representative sampling, the 2012 Fund may or may not hold all of the securities that are included in the 2012 Index. For the six-month period ended September 30, 2011, the total return for the 2012 Fund was 0.41%, net of fees, while the total return for the 2012 Index was 0.58%.

BOND CREDIT QUALITY As of 9/30/11
S&P Credit Rating	Percentage of Total Investments*
AAA	19.85%

AA+	28.30

AA	23.50

AA-	10.04

A+	8.27

A	0.63

A-	1.77

BBB+	0.94

BBB	1.33

BBB-	0.48

Not Rated	4.89

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Commonwealth of Massachusetts GOL, Series D (NPFGC) (PR 08/01/12), 5.38%, 08/01/20	1.58%

Commonwealth of Puerto Rico GO, Series A (PR 07/01/12), 5.00%, 07/01/27	1.57

State of New Jersey GO, (FGIC) (PR 08/01/12), 5.00%, 08/01/22	1.35

Clark County School District GOL, Series C (NPFGC) (PR 06/15/12), 5.38%, 06/15/14	1.26

New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C (FGIC), 5.25%, 06/15/12	1.25

University of Arizona COP Lease Appropriation, (AMBAC) (PR 06/01/12), 5.50%, 06/01/13	1.17

State of California GO, Series A (NPFGC), 5.00%, 07/01/12	1.11

City of Chicago GO, Series A (AMBAC) (PR 07/01/12), 5.00%, 01/01/42	1.03

Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue, Series A, 5.00%, 07/01/12	1.00

New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C, 5.00%, 06/15/12	0.95

TOTAL	12.27%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2013 S&P AMT-Free Municipal Series (the “2013 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2013 IndexTM (the “2013 Index”). The 2013 Index measures the performance of investment grade U.S. municipal bonds maturing in 2013. The 2013 Fund invests in a representative sample of securities included in the 2013 Index that collectively has an investment profile similar to the 2013 Index. Due to the use of representative sampling, the 2013 Fund may or may not hold all of the securities that are included in the 2013 Index. For the six-month period ended September 30, 2011, the total return for the 2013 Fund was 1.27%, net of fees, while the total return for the 2013 Index was 1.42%.

BOND CREDIT QUALITY As of 9/30/11
S&P Credit Rating	Percentage of Total Investments*
AAA	18.93%

AA+	31.42

AA	15.81

AA-	15.29

A+	4.56

A	1.44

A-	7.63

BBB+	1.05

BBB	1.09

BBB-	1.10

Not Rated	1.68

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
California Statewide Communities Development Authority RB Miscellaneous Revenue, 5.00%, 06/15/13	4.79%

New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C (PR 06/15/13), 5.50%, 06/15/22	2.10

State of California GO, Series A (NPFGC), 5.25%, 07/01/13	1.62

Los Angeles Unified School District GO, Series A (NPFGC) (PR 07/01/13), 5.38%, 07/01/18	1.52

New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C (PR 06/15/13), 5.50%, 06/15/17	1.52

Columbus City School District GO, (FGIC) (PR 06/01/13), 5.00%, 12/01/31	1.51

Los Angeles Unified School District GO, Series A (NPFGC) (PR 07/01/13), 5.00%, 01/01/28	1.32

New Jersey Economic Development Authority RB Miscellaneous Revenue, Series F (FGIC) (PR 06/15/13), 5.00%, 06/15/25	1.31

California Statewide Communities Development Authority RB Miscellaneous Revenue, 4.00%, 06/15/13	1.31

City of New York GO, Series G, 5.00%, 08/01/13	1.29

TOTAL	18.29%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2014 S&P AMT-Free Municipal Series (the “2014 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2014 IndexTM (the “2014 Index”). The 2014 Index measures the performance of investment grade U.S. municipal bonds maturing in 2014. The 2014 Fund invests in a representative sample of securities included in the 2014 Index that collectively has an investment profile similar to the 2014 Index. Due to the use of representative sampling, the 2014 Fund may or may not hold all of the securities that are included in the 2014 Index. For the six-month period ended September 30, 2011, the total return for the 2014 Fund was 2.41%, net of fees, while the total return for the 2014 Index was 2.48%.

BOND CREDIT QUALITY As of 9/30/11
S&P Credit Rating	Percentage of Total Investments*
AAA	23.29%

AA+	35.04

AA	12.27

AA-	13.79

A+	4.04

A	1.89

A-	2.25

BBB+	1.06

BBB	2.96

Not Rated	3.41

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
State of California GO, Series A, 5.25%, 07/01/14	3.73%

New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls, Series A (FGIC) (PR 06/15/14), 5.25%, 06/15/19	2.56

Spokane County School District No 354 Mead GO, (AGM, GTD) (PR 06/01/14), 5.38%, 12/01/20	1.83

Indiana Transportation Finance Authority RB Highway Revenue Tolls, Series A (FGIC) (PR 06/01/14), 5.25%, 06/01/29	1.82

New Mexico Finance Authority RB Fuel Sales Tax Revenue, Series A (NPFGC) (PR 06/15/14), 5.13%, 06/15/17	1.77

Energy Northwest RB Electric Power & Light Revenues, Series A, 5.00%, 07/01/14	1.54

Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue, Series A, 5.00%, 07/01/14	1.41

Commonwealth of Massachusetts GOL, Series B (PR 08/01/14), 5.00%, 08/01/23	1.27

State of Utah GO, Series B (PR 07/01/14), 5.00%, 07/01/18	1.27

New York State Dormitory Authority RB Miscellaneous Revenue, (NPFGC-FGIC), 3.25%, 07/01/14	1.25

TOTAL	18.45%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2015 S&P AMT-Free Municipal Series (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2015 IndexTM (the “2015 Index”). The 2015 Index measures the performance of investment grade U.S. municipal bonds maturing in 2015. The 2015 Fund invests in a representative sample of securities included in the 2015 Index that collectively has an investment profile similar to the 2015 Index. Due to the use of representative sampling, the 2015 Fund may or may not hold all of the securities that are included in the 2015 Index. For the six-month period ended September 30, 2011, the total return for the 2015 Fund was 3.98%, net of fees, while the total return for the 2015 Index was 4.25%.

BOND CREDIT QUALITY As of 9/30/11
S&P Credit Rating	Percentage of Total Investments*
AAA	26.98%

AA+	26.51

AA	20.13

AA-	13.33

A+	4.66

A	0.28

A-	1.08

BBB+	2.02

BBB	1.66

BBB-	0.37

Not Rated	2.98

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Massachusetts Bay Transportation Authority RB Sales Tax Revenue, Series A (PR 07/01/15), 4.75%, 07/01/34	2.93%

Washington Suburban Sanitation District GO, (PR 06/01/15), 5.00%, 06/01/16	2.47

County of Loudoun GO, Series B (PR 06/01/15), 5.00%, 06/01/17	2.00

City of New York GO, Series E, 5.00%, 08/01/15	1.70

State of Connecticut GO, Series C, 5.00%, 06/01/15	1.66

State of Utah GO, Series B, 4.00%, 07/01/15	1.64

Commonwealth of Massachusetts GO, Series B, 5.00%, 08/01/15	1.51

State of Ohio RB Highway Revenue Tolls, Series 2008-1, 5.50%, 06/15/15	1.40

New Jersey Transportation Trust Fund Authority RB Transit Revenue, Series C (FGIC) (PR 06/15/15), 5.25%, 06/15/16	1.39

City of Portland RB Sewer Revenue, Series A (NPFGC), 5.00%, 06/01/15	1.39

TOTAL	18.09%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2016 S&P AMT-Free Municipal Series (the “2016 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2016 IndexTM (the “2016 Index”). The 2016 Index measures the performance of investment grade U.S. municipal bonds maturing in 2016. The 2016 Fund invests in a representative sample of securities included in the 2016 Index that collectively has an investment profile similar to the 2016 Index. Due to the use of representative sampling, the 2016 Fund may or may not hold all of the securities that are included in the 2016 Index. For the six-month period ended September 30, 2011, the total return for the 2016 Fund was 5.22%, net of fees, while the total return for the 2016 Index was 5.33%.

BOND CREDIT QUALITY As of 9/30/11
S&P Credit Rating	Percentage of Total Investments*
AAA	22.55%

AA+	29.83

AA	15.34

AA-	19.81

A+	3.06

A	0.97

A-	1.23

BBB+	1.99

BBB	2.25

BBB-	0.96

Not Rated	2.01

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2 (AGM) (PR 07/01/16), 5.00%, 01/01/28	2.76%

Illinois State Toll Highway Authority RB Highway Revenue Tolls, Series A-2 (AGM) (PR 07/01/16), 5.00%, 01/01/31	2.66

City of New York GO, Series E, 5.00%, 08/01/16	2.46

Energy Northwest RB Electric Power & Light Revenues, Series A, 5.25%, 07/01/16	2.07

Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue, Series A, 5.00%, 07/01/16	1.87

State of New Jersey GO, 5.00%, 06/01/16	1.82

Commonwealth of Massachusetts GOL, Series A, 5.00%, 08/01/16	1.75

Puerto Rico Electric Power Authority RB Electric Power & Light Revenues, Series LL (NPFGC), 5.50%, 07/01/16	1.51

Scottsdale Municipal Property Corp. RB Sales Tax Revenue, (PR 07/01/16), 5.00%, 07/01/21	1.36

Georgia State Road & Tollway Authority RB Highway Revenue Tolls, (NPFGC), 5.00%, 06/01/16	1.31

TOTAL	19.57%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2017 S&P AMT-Free Municipal Series (the “2017 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2017 IndexTM (the “2017 Index”). The 2017 Index measures the performance of investment grade U.S. municipal bonds maturing in 2017. The 2017 Fund invests in a representative sample of securities included in the 2017 Index that collectively has an investment profile similar to the 2017 Index. Due to the use of representative sampling, the 2017 Fund may or may not hold all of the securities that are included in the 2017 Index. For the six-month period ended September 30, 2011, the total return for the 2017 Fund was 6.62%, net of fees, while the total return for the 2017 Index was 6.74%.

BOND CREDIT QUALITY As of 9/30/11
S&P Credit Rating	Percentage of Total Investments*
AAA	23.98%

AA+	26.89

AA	15.02

AA-	19.55

A+	5.80

A	1.27

A-	0.36

BBB+	3.88

BBB	1.13

Not Rated	2.12

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Energy Northwest RB Electric Power & Light Revenues, Series A, 5.00%, 07/01/17	3.11%

City of New York GO, Series E, 5.00%, 08/01/17	2.65

State of Georgia GO, Series E (PR 08/01/17), 5.00%, 08/01/21	1.89

New Hampshire Municipal Bond Bank RB Miscellaneous Revenue, Series A, 5.00%, 08/15/17	1.76

State of California GO, Series A, 5.00%, 07/01/17	1.74

Delaware Valley Regional Financial Authority RB Miscellaneous Revenue, 5.75%, 07/01/17	1.57

Johnson County Water District No. 1 RB Water Revenue, 4.50%, 06/01/17	1.45

Commonwealth of Pennsylvania GO, (AGM), 5.38%, 07/01/17	1.32

Massachusetts Water Resources Authority RB Water Revenue, Series J (AGM), 5.25%, 08/01/17	1.31

County of Sacramento RB Port Airport & Marina Revenue, Series D, 3.75%, 07/01/17	1.28

TOTAL	18.08%

FUND PERFORMANCE OVERVIEWS	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Municipal Series	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
2012 S&P AMT-Free
Actual	$1,000.00	$1,004.10	0.30%	$1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52
2013 S&P AMT-Free
Actual	1,000.00	1,012.70	0.30	1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52
2014 S&P AMT-Free
Actual	1,000.00	1,024.10	0.30	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52
2015 S&P AMT-Free
Actual	1,000.00	1,039.80	0.30	1.53
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Municipal Series	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
2016 S&P AMT-Free
Actual	$1,000.00	$1,052.20	0.30%	$1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52
2017 S&P AMT-Free
Actual	1,000.00	1,066.20	0.30	1.55
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.30	1.52

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES – 98.51%

ALASKA – 1.09%
City of Anchorage GO
Series A
5.00%, 06/01/22 (PR 06/01/12)
(NPFGC)	$100	$103,202
Series C
4.25%, 08/01/12 (NPFGC)	250	258,223

		361,425

ARIZONA – 5.78%
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/12	200	206,892
City of Mesa GOL
5.25%, 07/01/12 (NPFGC-FGIC)	175	181,303
City of Tempe GO
5.00%, 07/01/12	200	207,154
City of Tucson RB Water Revenue
5.00%, 07/01/12 (AGM)	100	103,469
County of Pima RB Sewer Revenue
5.50%, 07/01/12 (AGM)	100	103,790
Maricopa County Community College District GO
5.00%, 07/01/12	220	227,854
Maricopa County Unified School District No. 80 Chandler GO
4.70%, 07/01/12 (NPFGC)	250	258,380
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.25%, 07/01/12 (AMBAC)	225	232,749
University of Arizona COP
Lease Appropriation
5.50%, 06/01/13 (PR 06/01/12)
(AMBAC)	375	387,979

		1,909,570

ARKANSAS – 0.31%
State of Arkansas GO
4.00%, 08/01/12	100	103,106

		103,106

Security	Principal (000s)	Value
CALIFORNIA – 10.93%
Chabot-Las Positas Community College District GO
4.00%, 08/01/12 (AMBAC)	$100	$102,946
City & County of San Francisco GO
Series 2008
2.85%, 06/15/12	100	101,737
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/25 (PR 06/01/12)
(NPFGC-FGIC)	135	139,315
5.00%, 06/01/29 (PR 06/01/12)
(NPFGC-FGIC)	200	206,392
5.00%, 06/01/30 (PR 06/01/12)
(NPFGC-FGIC)	105	108,356
East Bay Municipal Utility District RB Water Revenue
5.00%, 06/01/12 (AGM)	125	128,975
Eastern Municipal Water District COP Water Revenue
Series A
5.00%, 07/01/12 (NPFGC)	300	310,128
Los Angeles Community College District GO
Series E
4.25%, 08/01/12 (AGM)	100	103,146
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series O
5.00%, 07/01/12 (AGM)	205	212,239
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12 (NPFGC)	100	103,570
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
3.50%, 07/01/12 (AMBAC)	185	189,447
Los Angeles Unified School District GO
Series B
5.00%, 07/01/12 (AMBAC)	150	155,319
Series KRY
4.00%, 07/01/12	160	164,472

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
North Orange County Community College District GO
Series A
5.38%, 08/01/19 (PR 08/01/12)
(NPFGC)	$100	$105,121
Orange County Sanitation District COP Sewer Revenue
Series A
4.00%, 08/01/12	100	103,080
San Diego Public Facilities Financing Authority RB Water Revenue
5.00%, 08/01/12 (NPFGC)	100	103,613
San Diego Unified School District GO
Series D
4.00%, 07/01/12 (NPFGC-FGIC)	95	97,517
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/12 (NPFGC)	100	103,570
Saugus Union School District GO
Series A
5.00%, 08/01/23 (PR 08/01/12)
(FGIC)	100	103,898
Southern California Public Power Authority RB Electric Power & Light Revenues
Series A-1
4.50%, 07/01/12 (AMBAC)	175	180,285
State of California GO
5.00%, 06/01/12	110	113,305
Series A
5.00%, 07/01/12 (NPFGC)	355	367,534
5.25%, 07/01/12	295	305,900

		3,609,865

COLORADO – 1.78%
Colorado Department of Transportation RB Transit Revenue
5.25%, 06/15/12	220	227,625
Platte River Power Authority RB Electric Power & Light Revenues
Series EE
5.38%, 06/01/16 (PR 06/01/12)	150	155,187

Security	Principal (000s)	Value
Regional Transportation District COP Lease Revenue
Series A
4.50%, 06/01/12 (AMBAC)	$200	$204,820

		587,632

CONNECTICUT – 1.25%
State of Connecticut GO
Series B
5.50%, 06/15/18 (PR 06/15/12)	250	259,400
Series C
4.75%, 06/01/12	150	154,473

		413,873

DISTRICT OF COLUMBIA – 0.45%
District of Columbia GO
Series B
6.00%, 06/01/12 (NPFGC)	145	150,119

		150,119

FLORIDA – 4.35%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/12	320	331,187
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/12 (AMBAC)	150	155,210
5.25%, 07/01/12 (AMBAC)	220	228,054
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
4.00%, 07/01/12	250	256,950
Series B
5.00%, 07/01/12 (NPFGC)	100	103,531
Miami-Dade County School Board GO
5.38%, 08/01/12 (AGM)	100	103,943
Palm Beach County School District COP Lease Appropriation
Series C
5.00%, 08/01/27 (PR 08/01/12)
(AGM)	100	103,982

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
State of Florida GO
Series G
5.25%, 06/01/12 (NPFGC-FGIC)	$150	$155,031

		1,437,888

GEORGIA – 2.18%
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/12 (NPFGC)	125	128,931
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/12 (AMBAC)	220	227,801
State of Georgia GO
Series D
4.00%, 08/01/12	100	103,132
5.00%, 08/01/15 (PR 08/01/12)	250	259,998

		719,862

HAWAII – 0.63%
State of Hawaii GO
Series DG
5.00%, 07/01/12 (AMBAC)	200	207,154

		207,154

ILLINOIS – 3.24%
City of Chicago GO
Series A
5.00%, 01/01/42 (PR 07/01/12)
(AMBAC)	330	341,883
State of Illinois GO
First Series
5.25%, 08/01/12 (NPFGC)	290	300,356
5.38%, 07/01/15 (PR 07/01/12)
(NPFGC)	215	223,230
Series A
4.50%, 06/01/12	100	102,376
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/12	100	103,180

		1,071,025

Security	Principal (000s)	Value
INDIANA – 0.31%
Indianapolis Local Public Improvement Bond Bank RB Water Revenue
Series A
5.50%, 07/01/15 (PR 07/01/12)
(NPFGC)	$100	$103,969

		103,969

IOWA – 1.37%
City of Des Moines GO
Series E
5.00%, 06/01/20 (PR 06/01/12)
(AGM)	185	190,733
Iowa Finance Authority RB Sewer Revenue
5.25%, 08/01/12	250	260,245

		450,978

KENTUCKY – 0.31%
City of Bowling Green GO
Series B
5.00%, 06/01/21 (PR 06/01/12)	100	103,202

		103,202

LOUISIANA – 0.69%
State of Louisiana GO
Series B
5.00%, 07/15/12 (CIFG)	220	228,252

		228,252

MARYLAND – 3.21%
County of Baltimore GO
5.00%, 08/01/12	300	311,901
County of Frederick GO
3.50%, 06/01/12	250	255,435
County of Montgomery GO
Series A
5.00%, 06/01/12	175	180,581
State of Maryland GO
Second Series
5.50%, 07/15/12	200	208,310
Washington Suburban Sanitation District GO
4.25%, 06/01/12	100	102,687

		1,058,914

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
MASSACHUSETTS – 5.93%
Commonwealth of Massachusetts GOL
5.00%, 07/01/12	$200	$207,170
Series D
5.38%, 08/01/19 (PR 08/01/12)	150	156,312
5.38%, 08/01/20 (PR 08/01/12)
(NPFGC)	500	521,040
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue
Series A
5.38%, 06/01/20 (PR 06/01/12)
(FGIC)	250	258,443
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.25%, 07/01/12	250	259,395
5.25%, 07/01/18 (PR 07/01/12)	100	103,703
5.25%, 07/01/24 (PR 07/01/12)	300	311,367
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/12	135	140,594

		1,958,024

MICHIGAN – 0.37%
Michigan Municipal Bond Authority RB Miscellaneous Revenue
5.00%, 06/01/12 (AGM)	120	122,653

		122,653

MINNESOTA – 1.93%
County of Nobles GO
Series C
3.00%, 08/01/12 (GTD)	220	224,554
State of Minnesota GO
4.00%, 08/01/12	300	309,267
5.00%, 08/01/16 (PR 08/01/12)	100	103,965

		637,786

NEVADA – 3.82%
City of Reno RB Hotel Occupancy Tax
5.13%, 06/01/23 (PR 06/01/12)
(NPFGC-FGIC)	250	258,163

Security	Principal (000s)	Value
Clark County School District GOL
Series B
5.00%, 06/15/12 (AMBAC)	$150	$154,857
5.00%, 06/15/12 (NPFGC-FGIC)	100	103,238
Series C
5.00%, 06/15/12 (AGM)	125	128,746
5.38%, 06/15/14 (PR 06/15/12)
(NPFGC)	400	414,616
County of Clark GOL
Series A
3.00%, 06/01/12	200	203,240

		1,262,860

NEW HAMPSHIRE – 1.13%
City of Manchester RB Miscellaneous Revenue
5.25%, 06/01/12 (NPFGC)	160	165,355
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
4.25%, 08/15/14 (PR 08/15/12)
(AGM, GOI)	200	207,032

		372,387

NEW JERSEY – 8.01%
County of Middlesex GO
4.00%, 06/01/12	100	102,487
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 06/15/18 (PR 06/15/12)
(NPFGC)	200	206,762
New Jersey Educational Facilities Authority RB College & University Revenue
Series K
3.30%, 07/01/12	200	204,630
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/12 (NPFGC-FGIC)	100	103,095
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.00%, 06/15/12	305	315,333
5.25%, 06/15/12 (FGIC)	400	414,260

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
New Jersey Water Supply Authority RB Water Revenue
5.00%, 08/01/12 (NPFGC)	$225	$233,699
State of New Jersey COP Lease Appropriation
Series A
5.00%, 06/15/12 (AMBAC)	175	180,929
State of New Jersey GO
4.00%, 06/01/12	150	153,801
4.00%, 08/01/12	150	154,620
5.00%, 08/01/22 (PR 08/01/12)
(FGIC)	430	447,157
5.25%, 08/01/18 (PR 08/01/12)	125	130,249

		2,647,022

NEW MEXICO – 1.71%
Las Cruces School District No. 2 GO
Series A
3.25%, 08/01/12 (SAW)	100	102,455
New Mexico Finance Authority RB Miscellaneous Revenue
4.25%, 06/01/12 (NPFGC)	100	102,660
Series B-1
2.00%, 06/01/12	150	151,734
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/12 (AMBAC)	200	206,578

		563,427

NEW YORK – 11.09%
City of New York GO
Series B
5.25%, 08/01/12	150	156,225
Series C
5.50%, 08/01/12	100	104,359
Series D
5.25%, 06/01/27 (PR 06/01/12)	100	103,370
5.50%, 06/01/28 (PR 06/01/12)	200	207,074
Series E
5.00%, 08/01/12	300	311,823
Series G
3.60%, 08/01/12	100	102,773
5.50%, 08/01/12 (XLCA)	275	286,899

Security	Principal (000s)	Value
Series J-1
4.00%, 08/01/12	$150	$154,661
Series K
4.00%, 08/01/12	160	164,971
5.00%, 08/01/12	175	181,930
Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/12	150	154,851
Metropolitan Transportation Authority RB Transit Revenue
Series C
5.13%, 07/01/14 (PR 07/01/12)
(AGM)	150	155,543
New York City Municipal Water Finance Authority RB Sewer Revenue
Series B
5.00%, 06/15/12	150	155,129
New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/12	90	93,601
Series A-1
5.00%, 08/01/12	10	10,398
New York State Dormitory Authority RB College & University Revenue
5.25%, 07/01/20 (PR 07/01/12)
(AMBAC)	125	129,736
5.38%, 07/01/22 (PR 07/01/12)	250	259,707
Series A
5.00%, 07/01/12 (NPFGC)	250	258,460
Series B
5.00%, 07/01/12	250	258,962
New York State Environmental Facilities Corp. RB Water Revenue
Series B
5.00%, 06/15/12	200	206,766
Newark Central School District GO
5.00%, 06/15/12 (NPFGC-FGIC)	200	205,824

		3,663,062

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
NORTH CAROLINA – 1.02%
City of Charlotte GO
Series 2005
5.00%, 06/01/12	$200	$206,378
City of Charlotte RB Water Revenue
Series B
5.00%, 06/01/12	125	128,986

		335,364

OHIO – 2.41%
Cincinnati City School District GOL
5.00%, 06/01/12 (AGM)	100	103,202
Ohio State University (The) RB College & University Revenue
Series A
5.00%, 06/01/12	150	154,717
State of Ohio GO
5.00%, 08/01/12 (AGM)	220	228,719
State of Ohio RB Miscellaneous Revenue
Series 2010-1
5.00%, 06/15/12	100	103,256
University of Cincinnati RB College & University Revenue
Series F
5.38%, 06/01/16 (PR 06/01/12)	200	206,906

		796,800

OKLAHOMA – 0.25%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
5.00%, 06/01/12 (AGM)	80	82,481

		82,481

OREGON – 0.62%
Clackamas & Washington Counties West Linn-Wilsonville School District No. 3JT GO
4.00%, 06/15/12	100	102,662
Salem-Keizer School District No. 24J GO
5.00%, 06/15/12 (AGM, GTD)	100	103,341

		206,003

Security	Principal (000s)	Value
PENNSYLVANIA – 1.56%
Central York School District GO
5.50%, 06/01/15 (PR 06/01/12)
(FGIC, SAW)	$100	$103,537
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/12 (NPFGC-FGIC)	150	155,355
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12	250	256,810

		515,702

PUERTO RICO – 4.59%
Commonwealth of Puerto Rico GO
5.50%, 07/01/12 (FGIC)	220	227,022
Series A
5.00%, 07/01/12	100	102,818
5.00%, 07/01/27 (PR 07/01/12)	500	517,810
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.25%, 07/01/12 (XLCA)	100	103,097
Series II
5.25%, 07/01/22 (PR 07/01/12)
(XLCA)	195	204,259
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/12 (AMBAC)	100	103,192
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series D
5.25%, 07/01/38 (PR 07/01/12)	100	103,750
Puerto Rico Public Buildings Authority RB Lease Revenue
5.50%, 07/01/12 (GTD)	150	154,575

		1,516,523

TENNESSEE – 0.70%
Metropolitan Government of Nashville & Davidson County GO
Series B
5.00%, 08/01/12	125	129,956

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
State of Tennessee GO
Series B
2.00%, 08/01/12	$100	$101,437

		231,393

TEXAS – 4.77%
Alamo Community College District GOL
5.00%, 08/15/12 (NPFGC-FGIC)	150	156,170
Austin Independent School District GO
4.25%, 08/01/12 (NPFGC)	100	103,357
City of Corpus Christi RB Multiple Utility Revenue
5.00%, 07/15/12 (AGM)	100	103,742
City of Dallas GOL
5.00%, 08/15/12	100	104,138
City of El Paso GOL
5.00%, 08/15/12 (NPFGC-FGIC)	250	260,147
City of San Antonio GOL
5.25%, 08/01/12	215	224,090
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/12 (NPFGC-FGIC)	150	156,132
Houston Independent School District GOL
4.00%, 07/15/12	100	102,968
Keller Independent School District GO
5.00%, 08/15/12 (PSF)	150	156,288
South San Antonio Independent School District GO
4.75%, 08/15/26 (PR 08/15/12)
(PSF)	100	103,953
University of Texas System RB College & University Revenue
Series A
5.25%, 08/15/12	100	104,338

		1,575,323

UTAH – 1.30%
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/12	140	145,178

Security	Principal (000s)	Value
State of Utah GO
Series A
5.00%, 07/01/12	$100	$103,593
Series B
4.00%, 07/01/12	175	179,972

		428,743

VIRGINIA – 2.75%
City of Alexandria GO
5.00%, 06/15/12	100	103,370
City of Richmond GO
Series A
5.00%, 07/15/12 (AGM)	100	103,816
Commonwealth of Virginia GO
Series A
5.00%, 06/01/12	115	118,668
County of Loudoun GO
Series A
5.00%, 07/01/12 (SAW)	200	207,154
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/12	115	119,571
Virginia Public School Authority RB Miscellaneous Revenue
4.00%, 07/15/12 (SAW)	250	257,360

		909,939

WASHINGTON – 4.61%
Clark County School District No. 114
Evergreen GO
5.38%, 12/01/14 (PR 06/01/12)
(AGM, GTD)	100	103,432
5.50%, 12/01/16 (PR 06/01/12)
(AGM, GTD)	100	103,516
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/12	200	207,154
5.50%, 07/01/12 (NPFGC)	100	103,953
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/12 (GTD)	200	206,374

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
Pierce County School District No. 10 Tacoma GO
Series A
5.00%, 06/01/12 (AGM, GTD)	$200	$206,350
State of Washington GO
5.00%, 07/01/12	200	207,140
Series A
5.00%, 07/01/27 (PR 07/01/12)
(NPFGC-FGIC)	255	264,183
Series B
5.00%, 07/01/12	115	119,105

		1,521,207

WEST VIRGINIA – 0.31%
State of West Virginia GO
5.00%, 06/01/12 (NPFGC-FGIC)	100	103,180

		103,180

WISCONSIN – 1.75%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 06/01/18 (PR 06/01/12)	200	206,364
State of Wisconsin RB Sewer Revenue
Series 3
5.00%, 06/01/12	250	257,950
State of Wisconsin RB Transit Revenue
Series B
5.00%, 07/01/12 (AMBAC)	110	113,927

		578,241

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $32,433,711)		32,544,954

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.35%

MONEY MARKET FUNDS – 0.35%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.05%[a,b]	113,947	$113,947

		113,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $113,947)		113,947

TOTAL INVESTMENTS IN SECURITIES – 98.86%
(Cost: $32,547,658)		32,658,901

Other Assets, Less Liabilities – 1.14%		377,288

NET ASSETS – 100.00%		$33,036,189

COP – Certificates of Participation

GO – General Obligation

GOI – General Obligation of the Issuer

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

SAW – State Aid Withholding

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

CIFG – CDC IXIS Financial Guaranty

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES – 98.65%

ALASKA – 1.44%
Borough of North Slope GO
Series A
0.00%, 06/30/13 (NPFGC)	$100	$98,647
City of Anchorage GO
Series D
4.50%, 08/01/13 (AMBAC)	285	305,973
State of Alaska GO
Series B
5.25%, 07/15/13 (AGM)	100	108,662

		513,282
ARIZONA – 3.89%
Arizona State University RB College & University Revenue
5.00%, 07/01/13 (AGM)	100	107,879
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.25%, 07/01/13	150	162,196
City of Glendale RB Sewer Revenue
5.25%, 07/01/13 (NPFGC-FGIC)	100	108,076
City of Phoenix GO
Series A
5.00%, 07/01/13	210	226,777
City of Tucson RB Water Revenue
Series A
5.00%, 07/01/13 (NPFGC-FGIC)	100	107,659
County of Pima GO
5.00%, 07/01/13 (NPFGC)	100	107,641
Maricopa County Unified School District No. 11 Peoria GOL
5.00%, 07/01/13 (AGM)	125	134,438
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/13 (AGM)	100	106,245
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
5.00%, 07/01/13	100	107,022

Security	Principal (000s)	Value
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13 (AMBAC)	$105	$112,450
Pima County Unified School District No. 1 Tucson GO
Series A
5.00%, 07/01/13 (AGM)	100	107,550

		1,387,933

CALIFORNIA – 21.63%
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/20 (PR 07/01/13) (AGM)	200	216,962
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	445	468,273
5.00%, 06/15/13	1,600	1,710,736
County of Sacramento RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/13	165	175,690
El Camino Community College District GO
Series A
5.00%, 08/01/18 (PR 08/01/13) (NPFGC)	350	379,740
Los Angeles Community College District GO
Series E
5.00%, 08/01/13 (AGM)	110	118,449
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/13 (NPFGC)	200	216,740
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13 (NPFGC)	250	270,110
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/13 (AMBAC)	200	215,868

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13 (NPFGC)	$100	$107,659
5.00%, 07/01/24 (PR 07/01/13) (AGM)	270	291,919
5.00%, 01/01/28 (PR 07/01/13) (NPFGC)	435	470,313
5.25%, 07/01/20 (PR 07/01/13) (AGM)	150	162,831
5.38%, 07/01/18 (PR 07/01/13) (NPFGC)	500	543,865
5.50%, 07/01/15 (PR 07/01/13) (NPFGC)	95	103,541
Series F
5.00%, 07/01/13 (FGIC)	100	107,623
5.00%, 01/01/28 (PR 07/01/13) (FGIC)	250	270,295
Series KRY
5.00%, 07/01/13	135	145,340
Metropolitan Water District of Southern California RB Water Revenue
5.00%, 07/01/13	100	108,118
Morgan Hill Unified School District GO
5.00%, 08/01/13 (AMBAC)	150	160,839
San Jose Unified School District GO
Series C
4.00%, 08/01/13 (NPFGC-FGIC)	100	106,146
Solano County Community College District GO
Series A
5.00%, 08/01/19 (PR 08/01/13) (NPFGC)	150	162,630
Southern California Public Power Authority RB Electric Power & Light Revenues
6.75%, 07/01/13	100	109,577
State of California GO
5.00%, 06/01/13	260	278,039
Series A
5.25%, 07/01/13	220	238,091
5.25%, 07/01/13 (NPFGC)	535	579,619

		7,719,013

COLORADO – 1.55%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/13 (NPFGC)	410	444,481

Security	Principal (000s)	Value
University of Colorado RB College & University Revenue
Series A
5.00%, 06/01/20 (PR 06/01/13) (NPFGC)	$100	$107,658

		552,139

CONNECTICUT – 0.66%
State of Connecticut GO
Series B
5.00%, 06/01/13 (NPFGC)	120	129,143
State of Connecticut ST
Series A
5.00%, 08/01/13 (AMBAC)	100	108,387

		237,530

DELAWARE – 0.41%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/13 (NPFGC)	135	145,859

		145,859

DISTRICT OF COLUMBIA – 1.21%
District of Columbia GO
Series B
5.00%, 06/01/13 (AGM)	100	107,459
5.00%, 06/01/13 (AMBAC)	300	322,920

		430,379

FLORIDA – 4.21%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.13%, 07/01/13	80	83,825
5.00%, 07/01/13	175	186,011
Florida State Board of Education GO
Series B
5.25%, 06/01/13	110	118,765
Series C
5.00%, 06/01/13	100	107,553
Series G
5.25%, 06/01/13 (NPFGC-FGIC)	50	53,984
Series I
5.00%, 06/01/13 (GTD)	100	107,553

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
Florida State Board of Education RB Miscellaneous Revenue
Series C
4.00%, 07/01/13	$125	$132,376
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/13 (AMBAC)	260	279,677
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/13 (NPFGC-FGIC)	100	107,733
State of Florida GO
Series A
5.25%, 07/01/13	100	108,407
Series C
5.00%, 06/01/13 (GTD)	100	107,553
State of Florida RB Miscellaneous Revenue
6.00%, 07/01/13 (AMBAC)	100	108,995

		1,502,432

GEORGIA – 2.72%
Chatham County School District GO
5.25%, 08/01/13 (AGM)	100	108,869
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/13 (AGM)	100	107,532
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13 (NPFGC)	100	107,532
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/13 (GTD)	205	218,616
State of Georgia GO
Series D
5.00%, 07/01/13	100	108,118
Series E
4.00%, 07/01/13	300	319,062

		969,729

Security	Principal (000s)	Value
HAWAII – 0.97%
City & County of Honolulu GO
Series B
5.00%, 07/01/13 (NPFGC)	$100	$108,026
City & County of Honolulu RB Sewer Revenue
Series C
4.00%, 07/01/13 (NPFGC)	100	106,281
State of Hawaii GO
Series DQ
4.00%, 06/01/13	125	132,534

		346,841

ILLINOIS – 2.35%
Chicago Board of Education GO
Series A
5.25%, 12/01/16 (PR 06/01/13) (NPFGC)	135	145,804
Chicago Transit Authority RB Federal Grant Revenue
5.25%, 06/01/13 (AMBAC)	210	221,258
Metropolitan Pier & Exposition Authority RB Hotel Occupancy Tax
5.38%, 06/01/13 (NPFGC-FGIC)	100	106,588
State of Illinois GO
First Series
5.50%, 08/01/13 (NPFGC)	150	161,511
State of Illinois RB Sales Tax Revenue
4.50%, 06/15/13	100	106,360
First Series
5.25%, 06/15/13 (AGM)	90	96,867

		838,388

INDIANA – 1.39%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.00%, 06/01/28 (PR 06/01/13) (AGM)	100	107,640
5.25%, 06/01/14 (PR 06/01/13) (AGM)	150	162,084
5.25%, 06/01/16 (PR 06/01/13) (AGM)	210	226,918

		496,642

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
IOWA – 0.30%
State of Iowa RB General Fund
Series A
4.00%, 06/01/13	$100	$105,871

		105,871

KENTUCKY – 0.30%
Kentucky Infrastructure Authority RB Miscellaneous Revenue
Series A
5.25%, 08/01/13	100	108,401

		108,401

LOUISIANA – 0.35%
State of Louisiana GO
Series A
5.00%, 08/01/13 (NPFGC)	115	124,667

		124,667

MAINE – 0.59%
Maine Turnpike Authority RB Highway Revenue Tolls
5.25%, 07/01/13 (AGM)	105	113,558
State of Maine GO
0.00%, 07/15/13	100	98,839

		212,397

MARYLAND – 1.89%
State of Maryland GO
Second Series
5.00%, 08/01/16 (PR 08/01/13)	310	336,161
Series A
3.00%, 08/15/13	220	230,885
Washington Suburban Sanitation District GO
4.00%, 06/01/13	100	106,079

		673,125

MASSACHUSETTS – 3.90%
Commonwealth of Massachusetts GO
Series A
5.25%, 08/01/13	125	136,055
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/13	115	125,171
Series D
4.38%, 08/01/13	250	268,112

Security	Principal (000s)	Value
Commonwealth of Massachusetts RB Federal Grant Revenue
5.00%, 06/15/13	$100	$107,650
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/13	150	162,776
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/13 (AGM)	100	108,594
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/13	100	106,585
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/13 (NPFGC)	250	272,110
Town of Nantucket GOL
4.00%, 07/15/13	100	106,266

		1,393,319

MICHIGAN – 1.06%
City of Detroit RB Water Revenue
Series B
5.25%, 07/01/32 (PR 07/01/13) (NPFGC)	100	108,444
Wayne County School District of the City of Detroit GO
Series A
5.25%, 05/01/28 (PR 05/01/13) (FGIC, Q-SBLF)	250	269,037

		377,481

MINNESOTA – 1.73%
State of Minnesota GO
5.00%, 08/01/13	175	189,397
5.00%, 08/01/18 (PR 08/01/13)	100	108,381
Series F
4.00%, 08/01/13	300	319,467

		617,245

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
NEVADA – 1.20%
Clark County School District GOL
Series A
5.00%, 06/15/13 (AGM)	$200	$214,590
5.00%, 06/15/13 (NPFGC-FGIC)	100	107,065
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/13	100	107,640

		429,295

NEW JERSEY – 10.81%
County of Somerset GO
Series A
4.00%, 07/15/13	165	175,553
New Jersey Economic Development Authority RB Miscellaneous Revenue
Series F
5.00%, 06/15/25 (PR 06/15/13) (FGIC)	435	469,060
5.00%, 06/15/26 (PR 06/15/13)	220	237,226
5.00%, 06/15/28 (PR 06/15/13)	200	215,660
5.25%, 06/15/21 (PR 06/15/13) (FGIC)	300	324,765
5.25%, 06/15/22 (PR 06/15/13) (FGIC)	250	270,638
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.50%, 06/15/13	150	163,022
Series C
5.00%, 06/15/13	190	204,877
5.50%, 06/15/16 (PR 06/15/13) (AGM)	115	124,962
5.50%, 06/15/17 (PR 06/15/13)	500	543,315
5.50%, 06/15/22 (PR 06/15/13)	690	749,775
State of New Jersey GO
5.00%, 08/01/13	100	108,123
Series H
5.25%, 07/01/13	250	270,513

		3,857,489

Security	Principal (000s)	Value
NEW MEXICO – 0.70%
New Mexico Finance Authority RB Transit Revenue
Series B
5.00%, 06/15/13 (AMBAC)	$100	$107,614
State of New Mexico RB Miscellaneous Taxes
Series A-1
4.00%, 07/01/13	135	143,626

		251,240

NEW YORK – 8.74%
City of New York GO
Series B
5.00%, 08/01/13	150	162,321
Series C-1
5.00%, 08/15/13 (AGM)	155	168,136
Series E
5.25%, 08/01/13	100	108,670
Series F
5.00%, 08/01/13	145	156,910
Series G
5.00%, 08/01/13	425	459,910
Series J
5.50%, 06/01/23 (PR 06/01/13)	125	135,684
Series J-1
5.00%, 08/01/13	240	259,714
Long Island Power Authority RB Electric Power & Light Revenues
Series B
5.25%, 06/01/13	115	123,602
New York City Municipal Water Finance Authority RB Water Revenue
Series C
5.00%, 06/15/13	100	107,821
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
4.00%, 07/15/13 (NPFGC-FGIC)	100	105,724
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/13	235	250,219

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
New York Municipal Bond Bank Agency RB Miscellaneous Revenue
Series C
5.50%, 06/01/13 (SAW)	$200	$215,788
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13	100	108,155
5.00%, 07/01/13 (GOI)	175	189,271
New York State Dormitory Authority RB Lease Revenue
Series A
4.00%, 07/01/13	100	105,846
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/13	100	105,270
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/13	330	356,284

		3,119,325

OHIO – 3.87%
City of Cleveland GOL
5.25%, 08/01/22 (PR 08/01/13) (FGIC)	100	108,857
Columbus City School District GO
5.00%, 12/01/31 (PR 06/01/13) (FGIC)	500	537,505
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/13	105	113,092
Series A
5.00%, 06/01/13	100	107,602
State of Ohio GO
Series C
5.00%, 08/01/13	250	270,823
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/13 (AGM)	225	241,947

		1,379,826

Security	Principal (000s)	Value
OKLAHOMA – 0.55%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13	$185	$196,385

		196,385

PENNSYLVANIA – 1.76%
City of Philadelphia RB Water Revenue
Series A
4.00%, 06/15/13 (AGM)	100	105,917
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/13	125	135,055
Second Series
5.00%, 07/01/13 (NPFGC-FGIC)	160	172,870
Delaware River Joint Toll Bridge Commission RB Highway Revenue Tolls
5.25%, 07/01/13	100	106,966
Pennsylvania State University RB College & University Revenue
Series B
5.00%, 08/15/13	100	108,554

		629,362

PUERTO RICO – 3.20%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/13 (FGIC)	250	266,782
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue
Series A
5.00%, 07/01/13	250	260,625
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series SS
5.00%, 07/01/13 (NPFGC)	150	158,925
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
5.50%, 07/01/13 (FGIC)	120	128,056
Series A
5.50%, 07/01/13 (AMBAC)	110	117,384

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13 (AMBAC)	$200	$210,712

		1,142,484

SOUTH CAROLINA – 0.29%
State of South Carolina GO
Series B
3.13%, 07/01/13	100	104,863

		104,863

TEXAS – 4.02%
City of El Paso GOL
5.25%, 08/15/13 (NPFGC-FGIC)	100	108,725
City of San Antonio GOL
3.50%, 08/01/13	100	105,646
County of Denton GOL
4.00%, 07/15/13 (NPFGC)	150	159,449
County of Harris GO
Series A
3.75%, 08/15/13	100	106,241
Ector County Independent School District GO
5.25%, 08/15/27 (PR 08/15/13) (PSF)	100	108,961
El Paso Independent School District GO
5.00%, 08/15/13	160	173,152
Lewisville Independent School District GO
5.00%, 08/15/13 (PSF)	100	108,613
Mesquite Independent School District GO
5.00%, 08/15/13 (PSF)	120	130,336
University of Texas System RB College & University Revenue
Series B
5.00%, 08/15/24 (PR 08/15/13)	250	271,237
Series C
5.25%, 08/15/13	150	163,575

		1,435,935

UTAH – 1.85%
County of Salt Lake GO
5.00%, 06/15/13	100	107,954

Security	Principal (000s)	Value
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13	$30	$32,351
State of Utah GO
4.00%, 07/01/13	100	106,408
Series A
5.00%, 07/01/13	100	108,155
5.00%, 07/01/15 (PR 07/01/13)	135	145,835
Series B
4.00%, 07/01/13	150	159,612

		660,315

VIRGINIA – 3.26%
City of Richmond GO
Series A
5.00%, 07/15/13 (AGM)	100	108,344
Commonwealth of Virginia GO
Series A
5.00%, 06/01/13	125	134,699
County of Arlington GO
Series D
3.00%, 08/01/13	200	209,702
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/13	300	325,335
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/20 (PR 08/01/13)	120	130,127
Series B
5.00%, 08/01/13	135	146,583
Series C
4.75%, 08/01/26 (PR 08/01/13) (SAW)	100	107,982

		1,162,772

WASHINGTON – 4.92%
Chelan County Public Utility District No. 1 RB Electric Power & Light Revenues
Series A
5.00%, 07/01/13	100	107,751

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
Clark County School District No. 114 Evergreen GO
5.25%, 06/01/17 (PR 06/01/13) (AGM, GTD)	$250	$270,182
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13 (NPFGC)	300	325,386
Series C
5.00%, 07/01/13	125	135,033
King County School District No. 1 Seattle GOL
Series A
5.00%, 06/01/13 (GTD)	100	107,689
State of Washington GO
Series C
5.00%, 08/01/13	225	243,958
Series D
5.00%, 07/01/13	125	135,079
5.00%, 12/01/14 (PR 06/01/13) (NPFGC)	400	430,632

		1,755,710

WISCONSIN – 0.93%
State of Wisconsin RB Miscellaneous Revenue
5.25%, 07/01/13 (AGM)	100	108,517
Series A
3.50%, 07/01/13	100	105,463
Series 2
5.50%, 06/01/13 (NPFGC)	110	119,392

		333,372

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $34,850,633)		35,211,046

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.24%

MONEY MARKET FUNDS – 0.24%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.05%[a,b]	86,607	$86,607

		86,607

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,607)		86,607

TOTAL INVESTMENTS IN SECURITIES – 98.89% (Cost: $34,937,240)		35,297,653

Other Assets, Less Liabilities – 1.11%		395,283

NET ASSETS – 100.00%		$35,692,936

GO – General Obligation

GOI – General Obligation of the Issuer

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

Q-SBLF – Qualified Student Bond Loan Fund

RB – Revenue Bond

SAW – State Aid Withholding

ST – Special Tax

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES – 98.65%

ARIZONA – 3.86%
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/14	$150	$166,986
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14	160	179,003
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14	200	208,996
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14 (AGM)	250	278,165
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14 (AGM)	100	109,239
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/14 (NPFGC)	100	111,790
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14 (AMBAC)	125	137,715

		1,191,894

CALIFORNIA – 11.88%
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.30%, 07/01/14 (AGM)	125	131,981
Desert Sands Unified School District GO
5.00%, 06/01/14 (AGM)	100	110,669
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/14	100	111,936
Series E
5.00%, 07/01/14	100	111,936
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14	250	266,213

Security	Principal (000s)	Value
Los Angeles Unified School District GO
Series I
5.00%, 07/01/14	$250	$277,010
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14	180	201,904
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14 (NPFGC)	100	103,559
San Diego Unified School District GO
Series C-2
5.00%, 07/01/14 (AGM)	100	110,948
Series F
5.00%, 07/01/29 (PR 07/01/14)
(AGM)	200	224,456
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
5.00%, 07/01/14 (NPFGC)	100	112,140
State of California GO
4.13%, 06/01/14	250	270,787
5.25%, 12/01/28 (PR 06/01/14)	200	225,346
Series A
4.13%, 07/01/14 (NPFGC)	235	258,124
5.25%, 07/01/14	1,025	1,153,578

		3,670,587

COLORADO – 0.36%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/14 (NPFGC)	100	112,580

		112,580

CONNECTICUT – 0.72%
State of Connecticut GO
Series B
5.00%, 06/01/14 (NPFGC)	200	223,494

		223,494

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
DELAWARE – 0.54%
County of New Castle GO Series A
4.25%, 07/15/14	$150	$165,645

		165,645

DISTRICT OF COLUMBIA – 0.36%
District of Columbia GO Series E
5.00%, 06/01/14 (BHAC)	100	111,727

		111,727

FLORIDA – 5.35%
County of Miami-Dade RB Sales Tax Revenue
5.00%, 07/01/14 (AGM)	100	110,215
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/14	400	435,116
Florida State Board of Education GO Series A
5.00%, 06/01/14 (NPFGC-FGIC)	200	222,872
Series B
5.00%, 06/01/14	95	105,864
Florida State Board of Education RB Miscellaneous Revenue Series A
5.00%, 07/01/14 (AMBAC)	150	166,660
Series C
5.00%, 07/01/14	150	166,661
Florida State Department of Environmental Protection RB Sales Tax Revenue Series B
5.00%, 07/01/14 (NPFGC)	300	333,234
Florida State Turnpike Authority RB Highway Revenue Series A
5.00%, 07/01/14	100	111,441

		1,652,063

GEORGIA – 3.72%
County of Bartow GO
4.50%, 08/01/14 (NPFGC)	100	108,074

Security	Principal (000s)	Value
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/14	$100	$111,521
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14 (GTD)	150	164,730
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/14 (NPFGC-FGIC)	230	257,250
State of Georgia GO Series C
5.00%, 08/01/14	100	112,632
5.50%, 07/01/14	200	227,362
Series D
5.00%, 07/01/18 (PR 7/01/14)	150	168,738

		1,150,307

HAWAII – 1.27%
City & County of Honolulu GO Series D
5.00%, 07/01/14 (NPFGC)	100	111,994
State of Hawaii GO Series DG
5.00%, 07/01/14 (AMBAC)	250	280,350

		392,344

ILLINOIS – 1.42%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14 (AMBAC)	100	106,318
State of Illinois GO First Series
5.50%, 08/01/14 (NPFGC)	100	111,161
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14 (AGM)	200	220,302

		437,781

INDIANA – 2.61%
Indiana Transportation Finance Authority RB Highway Revenue Tolls Series A
5.13%, 06/01/29 (PR 06/01/14)
(FGIC)	115	129,161

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
5.25%, 06/01/22 (PR 06/01/14)
(FGIC)	$100	$112,645
5.25%, 06/01/29 (PR 06/01/14)
(FGIC)	500	563,225

		805,031

IOWA – 0.35%
County of Polk GO Series B
4.00%, 06/01/14	100	108,928

		108,928

KENTUCKY – 1.24%
Kentucky State Property & Building Commission RB General Fund Series A
5.00%, 08/01/14	145	161,159
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/14	200	223,056

		384,215

MARYLAND – 3.48%
County of Baltimore GO
5.00%, 08/01/14	200	225,384
County of Frederick GO
5.00%, 08/01/14	155	174,439
State of Maryland GO First Series
5.00%, 08/01/16 (PR 08/01/14)	100	112,801
5.00%, 08/01/18 (PR 08/01/14)	150	169,201
Series B
5.25%, 08/15/14	250	283,915
Washington Suburban Sanitation Commission GO
4.25%, 06/01/14	100	109,982

		1,075,722

MASSACHUSETTS – 8.81%
Commonwealth of Massachusetts GO Series A
5.00%, 08/01/15 (PR 08/01/14)	265	298,363

Security	Principal (000s)	Value
Commonwealth of Massachusetts GOL Series A
3.00%, 08/01/14	$135	$144,184
5.00%, 08/01/14	200	224,840
Series B
5.00%, 08/01/23 (PR 08/01/14)	350	394,065
Series C
4.00%, 08/01/14 (AGM)	165	180,860
Massachusetts Bay Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/14	200	224,690
5.00%, 07/01/24 (PR 07/01/14)	150	168,518
5.25%, 07/01/15 (PR 07/01/14)	100	113,028
5.25%, 07/01/21 (PR 07/01/14)	100	113,028
Series C
5.25%, 07/01/14	150	169,278
Massachusetts School Building Authority RB Sales Tax Revenue Series A
5.00%, 08/15/14 (AGM)	200	225,216
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series 14
5.00%, 08/01/14	300	337,533
Massachusetts Water Resources Authority RB Water Revenue Series A
5.25%, 08/01/14 (NPFGC)	115	130,056

		2,723,659

MINNESOTA – 1.27%
State of Minnesota GO
5.00%, 08/01/14	250	281,128
Series B
5.00%, 08/01/14	100	112,451

		393,579

NEBRASKA – 0.55%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14 (AMBAC)	150	168,314

		168,314

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
NEVADA – 3.33%
City of Henderson GOL Series A
5.00%, 06/01/14 (AGM)	$250	$275,535
Clark County School District GOL Series B
5.00%, 06/15/14	110	121,104
5.00%, 06/15/14 (AMBAC)	100	110,095
5.00%, 06/15/14 (NPFGC-FGIC)	125	137,619
County of Clark GOL Series B
5.00%, 06/01/14 (AGM)	130	143,025
County of Clark RB Port Airport & Marina Revenue Series A
5.00%, 07/01/14	95	104,242
Las Vegas Valley Water District GOL Series A
5.00%, 06/01/14 (AGM)	125	138,115

		1,029,735

NEW JERSEY – 4.30%
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.25%, 06/15/19 (PR 06/15/14)
(FGIC)	700	789,775
State of New Jersey GO
5.00%, 06/01/14	230	257,625
Series H
5.25%, 07/01/14	150	168,158
Series N
5.50%, 07/15/14	100	112,951

		1,328,509

NEW MEXICO – 3.06%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue Series A-1
4.00%, 07/01/14	160	175,243

Security	Principal (000s)	Value
New Mexico Finance Authority RB Fuel Sales Tax Revenue Series A
5.13%, 06/15/17 (PR 06/15/14)
(NPFGC)	$485	$545,572
5.25%, 06/15/20 (PR 06/15/14)
(NPFGC)	100	112,825
State of New Mexico RB Miscellaneous Taxes Series C
5.00%, 07/01/14	100	112,111

		945,751

NEW YORK – 12.09%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue Series A
5.25%, 08/15/14 (NPFGC)	125	140,549
City of New York GO Series A
3.00%, 08/01/14	235	249,953
Series B
5.00%, 08/01/14	340	380,684
Series G
5.00%, 08/01/14	100	111,966
Series H
5.00%, 08/01/14 (CIFG)	100	111,846
Series K
4.00%, 08/01/14	295	322,034
Series O
5.00%, 06/01/14	50	55,683
Long Island Power Authority RB Electric Power & Light Revenues Series B
5.25%, 06/01/14	275	304,507
Metropolitan Transportation Authority RB Miscellaneous Revenue Series B
5.50%, 07/01/14 (NPFGC)	115	128,265
New York City Municipal Water Finance Authority RB Water Revenue Series EE
2.50%, 06/15/14	225	235,746

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/14 (NPFGC-FGIC)	$330	$365,637
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-1
5.25%, 08/01/14	100	113,065
New York State Dormitory Authority RB College & University Revenue Series A
5.00%, 07/01/14 (NPFGC)	100	110,129
Series B
5.00%, 07/01/14	150	168,563
Series C
5.00%, 07/01/14 (NPFGC)	200	221,578
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14 (NPFGC-FGIC)	365	387,086
4.00%, 07/01/14	105	112,921
New York State Environmental Facilities Corp. RB Water Revenue Series A
4.00%, 06/15/14	200	217,922

		3,738,134

NORTH CAROLINA – 1.82%
City of Charlotte GO
5.00%, 08/01/14	250	281,277
County of Mecklenburg GO Series A
5.00%, 08/01/14	250	281,730

		563,007

OHIO – 1.36%
State of Ohio GO Series C
4.00%, 08/01/14	250	273,732
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.50%, 06/15/14	130	146,314

		420,046

Security	Principal (000s)	Value
OKLAHOMA – 0.36%
Oklahoma Capital Improvement Authority RB College & University Revenue Series F
5.00%, 07/01/14 (AMBAC)	$100	$111,615

		111,615

OREGON – 0.72%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/14 (NPFGC)	100	111,804
Washington & Multnomah Counties School District No. 48J Beaverton GO Series A
5.00%, 06/01/14 (AGM)	100	111,804

		223,608

PENNSYLVANIA – 1.66%
City of Philadelphia RB Water Revenue Series A
5.00%, 06/15/14	100	110,462
Commonwealth of Pennsylvania GO
5.25%, 07/01/14	200	225,586
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/14	160	178,122

		514,170

PUERTO RICO – 3.18%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14 (FGIC)	90	97,475
Series A
5.25%, 07/01/14	205	220,670
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues Series OO
5.00%, 07/01/14 (NPFGC-FGIC)	100	108,217
Series QQ
5.25%, 07/01/14 (XLCA)	100	108,817
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue Series A
5.50%, 07/01/14 (AMBAC)	80	86,645

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
Puerto Rico Infrastructure Financing Authority RB Special Tax Revenue Series B
5.00%, 07/01/14	$100	$106,401
Puerto Rico Public Buildings Authority RB Lease Non-Terminable Series I
5.50%, 07/01/25 (PR 07/01/14)
(GTD)	225	254,590

		982,815

TEXAS – 6.38%
Austin Independent School District GO
5.00%, 08/01/14 (PSF)	100	112,420
City of Dallas GOL
4.00%, 08/15/14	100	109,730
County of Harris GO Series B-1
5.00%, 08/15/14 (NPFGC-FGIC)	100	112,059
Series C
5.00%, 08/15/14	100	112,486
Crowley Independent School District GO
4.00%, 08/01/14 (PSF)	115	125,882
Eagle Mountain & Saginaw Independent School District GO Series C
5.00%, 08/15/14 (PSF)	200	224,848
Klein Independent School District GO Series A
5.00%, 08/01/14 (PSF)	100	112,420
Leander Independent School District GO
4.00%, 08/15/14 (FGIC)	100	108,873
North East Independent School District GO
5.00%, 08/01/22 (PR 08/01/14)
(PSF)	100	112,741
5.00%, 08/01/29 (PR 08/01/14)
(PSF)	250	281,852
Round Rock Independent School District GO
4.00%, 08/01/14	150	164,418
State of Texas GO Series B
5.00%, 08/01/14	100	112,451

Security	Principal (000s)	Value
Texas Water Development Board RB Water Revenue
5.00%, 07/15/14	$100	$112,417
University of Texas System RB College & University Revenue Series B
5.25%, 08/15/14	150	170,072

		1,972,669

UTAH – 2.45%
Davis County School District GO
4.25%, 06/01/14 (GTD)	125	137,478
State of Utah GO Series B
5.00%, 07/01/18 (PR 07/01/14)	350	393,312
Series C
5.00%, 07/01/14	200	224,750

		755,540

VIRGINIA – 3.47%
City of Portsmouth GO
5.00%, 07/01/14 (AGM)	100	112,169
City of Richmond GO
5.00%, 07/15/14 (AGM)	100	112,447
Commonwealth of Virginia GO Series A
5.00%, 06/01/14	100	111,997
Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14 (NPFGC)	150	163,461
Virginia Public Building Authority RB Miscellaneous Revenue Series B
4.00%, 08/01/14 (SAP)	100	109,671
5.00%, 08/01/14	100	112,481
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/14	100	113,214
Series B
5.00%, 08/01/14	110	123,961
Series D
5.00%, 08/01/14	100	112,692

		1,072,093

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
WASHINGTON – 6.32%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14 (AGM)	$100	$112,270
Energy Northwest RB Electric Power & Light Revenues Series A
4.00%, 07/01/14	100	109,153
5.00%, 07/01/14	425	475,477
5.25%, 07/01/14	100	112,558
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14 (NPFGC-FGIC)	180	196,184
Spokane County School District No 354 Mead GO
5.38%, 12/01/20 (PR 06/01/14)
(AGM, GTD)	500	565,025
State of Washington GO Series C
5.00%, 08/01/14	140	157,262
5.50%, 07/01/14	200	226,714

		1,954,643

WISCONSIN – 0.36%
State of Wisconsin RB Transit Revenue Series A
5.00%, 07/01/14 (NPFGC-FGIC)	100	112,140

		112,140

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $30,021,433)		30,492,345

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.34%

MONEY MARKET FUNDS – 0.34%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.05%[a,b]	103,789	$103,789

		103,789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $103,789)		103,789

TOTAL INVESTMENTS IN SECURITIES – 98.99%
(Cost: $30,125,222)		30,596,134

Other Assets, Less Liabilities – 1.01%		313,044

NET ASSETS – 100.00%		$30,909,178

GO – General Obligation

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

SAP – Subject to Appropriations

ST – Special Tax

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

CIFG – CDC IXIS Financial Guaranty

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES – 98.50%

ARIZONA – 4.46%
Arizona State University RB College & University Revenue Series C
5.50%, 07/01/15	$245	$283,492
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/15	100	115,215
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15	100	106,196
City of Phoenix GO Series B
4.00%, 07/01/15	200	223,218
Maricopa County Unified School District No 48 Scottsdale GO Series A
4.13%, 07/01/21 (PR 07/01/15)
(NPFGC-FGIC)	250	282,850
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15 (AGM)	250	288,337

		1,299,308

CALIFORNIA – 7.27%
City & County of San Francisco GO Series B
5.00%, 06/15/15	235	268,173
Fremont Unified School District/Alameda County GO
4.00%, 08/01/15	135	149,326
Los Angeles Community College District GO Series E-1
3.00%, 08/01/15	150	160,308
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/15	250	289,242
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A-1
5.00%, 07/01/15 (AGM)	100	115,576
Los Angeles Unified School District GO
5.25%, 07/01/15 (NPFGC)	200	229,712
5.75%, 07/01/15 (NPFGC)	100	116,686

Security	Principal (000s)	Value
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
5.00%, 08/15/15 (AGM)	$100	$114,610
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
5.25%, 06/01/15 (NPFGC)	100	113,938
Sonoma County Junior College District GO Series D
5.00%, 08/01/15	50	57,177
State of California GO
5.00%, 06/01/15	175	198,854
Series A
4.00%, 07/01/15	125	138,679
Visalia Unified School District GO
4.00%, 08/01/15	150	162,658

		2,114,939

COLORADO – 1.06%
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/15 (NPFGC)	150	174,123
University of Colorado RB College & University Revenue Series A
3.25%, 06/01/15	125	135,829

		309,952

CONNECTICUT – 3.59%
Hartford County Metropolitan District GO
3.00%, 06/01/15	200	216,180
State of Connecticut GO Series C
5.00%, 06/01/15	420	484,021
State of Connecticut ST
5.00%, 07/01/15 (AMBAC)	300	346,005

		1,046,206

DELAWARE – 0.87%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15	220	254,355

		254,355

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
FLORIDA – 5.62%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15 (NPFGC)	$235	$273,025
County of Miami-Dade GO
4.00%, 07/01/15	100	109,837
County of Miami-Dade RB Sales Tax Revenue Series A
5.00%, 07/01/15	100	112,509
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/15	260	288,754
Florida State Board of Education GO Series A
5.00%, 06/01/15 (NPFGC-FGIC)	215	246,577
Series B
5.00%, 06/01/15	200	229,374
Florida State Department of Environmental Protection RB Sales Tax Revenue Series A
5.00%, 07/01/15 (AMBAC)	100	113,803
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/15 (NPFGC-FGIC)	125	142,724
State of Florida GO
6.38%, 07/01/15	100	119,829

		1,636,432

GEORGIA – 4.78%
Forsyth County School District GO
4.00%, 06/01/15 (AGM)	250	279,063
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/15	320	367,875
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15 (GTD)	150	168,702
Series A
4.00%, 08/01/15 (GTD)	100	112,468

Security	Principal (000s)	Value
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/15 (AMBAC)	$100	$115,135
State of Georgia GO
Series C
5.00%, 07/01/15	300	347,937

		1,391,180

HAWAII – 3.73%
City & County of Honolulu GO Series B
5.25%, 07/01/15 (FSA)	250	291,045
City & County of Honolulu RB Sewer Revenue Series B
4.25%, 07/01/15 (NPFGC)	100	112,729
State of Hawaii GO Series DO
5.00%, 08/01/15	250	289,670
State of Hawaii RB Fuel Sales Tax Revenue Series A
3.75%, 07/01/15 (AGM)	250	276,622
University of Hawaii RB College & University Revenue Series A
5.00%, 07/15/15 (NPFGC)	100	114,122

		1,084,188

ILLINOIS – 1.85%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15 (AMBAC)	75	81,091
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15 (NPFGC-FGIC, GOI)	100	116,333
State of Illinois GO First Series
5.50%, 08/01/15 (NPFGC)	200	227,034
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15 (AGM)	100	112,735

		537,193

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
LOUISIANA – 0.60%
State of Louisiana GO Series A
5.00%, 08/01/15 (NPFGC)	$150	$173,432

		173,432

MARYLAND – 7.47%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/15 (AMBAC)	200	231,152
County of Frederick GO Series A
5.00%, 07/01/15	250	289,545
County of Howard GO Series B
5.00%, 08/15/15	280	325,772
County of Montgomery GO Series A
5.00%, 06/01/15	150	173,562
State of Maryland GO Second Series
4.00%, 08/01/15	100	112,549
5.00%, 08/01/15	180	209,392
Washington Suburban Sanitation Commission GO
4.25%, 06/01/15	100	112,954
Washington Suburban Sanitation District GO
5.00%, 06/01/16 (PR 06/01/15)	620	718,784

		2,173,710

MASSACHUSETTS – 6.35%
Commonwealth of Massachusetts GO Series B
5.00%, 08/01/15	380	440,454
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.50%, 06/01/15 (NPFGC-FGIC)	225	263,358
Massachusetts Bay Transportation Authority RB Sales Tax Revenue Series A
4.75%, 07/01/34 (PR 07/01/15)	740	853,782
Series C
5.00%, 07/01/15	100	116,303

Security	Principal (000s)	Value
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series 12
5.00%, 08/01/15	$150	$174,062

		1,847,959

MINNESOTA – 1.36%
State of Minnesota GO Series A
5.00%, 06/01/15	100	115,353
Series F
4.00%, 08/01/15	250	280,463

		395,816

NEBRASKA – 0.99%
City of Omaha GO
5.00%, 06/01/15	250	287,695

		287,695

NEVADA – 1.56%
Clark County School District GOL Series A
5.25%, 06/15/15 (NPFGC-FGIC)	200	228,124
County of Clark GOL Series B
5.00%, 06/01/15 (AGM)	200	225,784

		453,908

NEW JERSEY – 5.12%
New Jersey Educational Facilities Authority RB College & University Revenue Series B
5.00%, 07/01/15	100	115,979
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue Series A
5.00%, 06/15/15 (NPFGC-FGIC)	100	111,851
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/15	100	119,037

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/17 (PR 06/15/15)	$125	$145,360
5.00%, 06/15/18 (PR 06/15/15)
(AMBAC)	100	116,288
Series C
5.25%, 06/15/16 (PR 06/15/15)
(FGIC)	345	404,078
State of New Jersey GO
5.00%, 06/01/15	290	331,418
Series M
5.50%, 07/15/15 (AMBAC)	125	145,672

		1,489,683

NEW MEXICO – 1.53%
New Mexico Finance Authority RB Fuel Sales Tax Revenue Series A
5.25%, 06/15/15 (NPFGC)	190	221,095
Santa Fe Public School District GO
3.00%, 08/01/15 (SAW)	100	108,365
State of New Mexico RB Miscellaneous Taxes Series A
5.00%, 07/01/15	100	115,616

		445,076

NEW YORK – 8.53%
City of New York GO Series A
4.00%, 08/01/15	110	122,335
Series A-1
5.00%, 08/01/15	195	224,186
Series E
5.00%, 08/01/15	430	494,358
Series G
5.00%, 08/01/15	100	114,967
Series J-1
4.00%, 08/01/15	100	111,214
5.00%, 08/01/15	100	114,967
New York City Municipal Water Finance Authority RB Water Revenue Series C
5.00%, 06/15/15	100	115,454

Security	Principal (000s)	Value
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/15 (NPFGC-FGIC)	$100	$113,604
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-1
5.00%, 08/01/15	250	289,360
New York State Dormitory Authority RB College & University Revenue
3.00%, 07/01/15	250	266,605
New York State Dormitory Authority RB Income Tax Revenue Series D
5.00%, 06/15/15	150	173,003
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	100	113,173
5.00%, 07/01/15 (NPFGC-FGIC)	100	113,961
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/15	100	115,772

		2,482,959

NORTH CAROLINA – 2.16%
City of Charlotte RB Port Airport & Marina Revenue Series B
5.00%, 07/01/15	350	395,969
County of Durham GO Series B
4.00%, 06/01/15	100	112,088
State of North Carolina GO Series A
5.00%, 06/01/15	105	121,493

		629,550

OHIO – 2.27%
State of Ohio GO Series C
5.00%, 08/01/15	220	254,366
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.50%, 06/15/15	350	406,732

		661,098

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
OREGON – 3.20%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/15 (NPFGC)	$350	$403,501
City of Salem GOL
4.00%, 06/01/15	250	279,187
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15 (AGM)	215	248,110

		930,798

PENNSYLVANIA – 1.58%
Commonwealth of Pennsylvania GO
5.25%, 07/01/15	250	291,347
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series C
4.75%, 06/01/15 (AGM)	150	167,601

		458,948

PUERTO RICO – 4.88%
Commonwealth of Puerto Rico GO Series A
5.50%, 07/01/15 (NPFGC)	175	191,648
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue Series A
5.00%, 07/01/15 (AGM)	150	166,359
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues Series RR
5.00%, 07/01/35 (PR 07/01/15)
(FGIC)	180	209,346
Series SS
5.00%, 07/01/15 (NPFGC)	315	344,226
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls Series K
5.00%, 07/01/35 (PR 07/01/15)	145	168,639
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/15 (AMBAC)	215	233,423

Security	Principal (000s)	Value
University of Puerto Rico RB College & University Revenue Series P
5.00%, 06/01/15	$100	$105,982

		1,419,623

RHODE ISLAND – 0.62%
Rhode Island Economic Development Corp. RB Federal Grant Revenue Series A
5.00%, 06/15/15 (NPFGC-FGIC)	160	181,618

		181,618

TENNESSEE – 0.38%
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue Series B
4.00%, 07/01/15 (AGM)	100	109,837

		109,837

TEXAS – 5.02%
Austin Independent School District GO
4.00%, 08/01/15	100	112,258
City of San Antonio GOL
5.00%, 08/01/15	140	162,099
County of Bexar GOL
5.00%, 06/15/15 (AGM)	250	288,635
Pflugerville Independent School District GO
5.25%, 08/15/15 (PSF)	250	291,662
State of Texas GO Series E
5.00%, 08/01/15	200	231,818
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15	105	121,757
University of Texas System RB College & University Revenue Series B
5.25%, 08/15/15	215	251,836

		1,460,065

UTAH – 1.64%
State of Utah GO Series B
4.00%, 07/01/15	425	477,526

		477,526

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
VIRGINIA – 4.38%
County of Arlington GO Series D
4.00%, 08/01/15	$125	$140,686
County of Loudoun GO Series B
5.00%, 06/01/17 (PR 06/01/15)	500	580,655
Virginia Public Building Authority RB Miscellaneous Revenue Series C
5.00%, 08/01/15	250	289,773
Virginia Public School Authority RB Miscellaneous Revenue Series 2005B
5.25%, 08/01/15	225	262,917

		1,274,031

WASHINGTON – 5.09%
City of Seattle GOL Series B
5.00%, 08/01/15	185	214,051
Energy Northwest RB Electric Power & Light Revenues
4.00%, 07/01/15	100	111,452
5.50%, 07/01/15	75	87,702
Series A
5.00%, 07/01/15	225	259,054
Series C
5.00%, 07/01/15	250	287,837
State of Washington GO
0.00%, 06/01/15 (NPFGC-FGIC)	250	238,842
Series C
5.00%, 08/01/15	145	166,820
Series R
5.00%, 07/01/15 (AMBAC)	100	114,775

		1,480,533

WISCONSIN – 0.54%
State of Wisconsin RB Transit Revenue Series A
5.25%, 07/01/15 (AGM)	135	157,383

		157,383

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $27,759,198)		28,665,001

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.48%

MONEY MARKET FUNDS – 0.48%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.05%[a,b]	140,851	$140,851

		140,851

TOTAL SHORT-TERM INVESTMENTS
(Cost: $140,851)		140,851

TOTAL INVESTMENTS IN SECURITIES – 98.98%
(Cost: $27,900,049)		28,805,852

Other Assets, Less Liabilities – 1.02%		296,845

NET ASSETS – 100.00%		$29,102,697

GO – General Obligation

GOI – General Obligation of the Issuer

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

SAW – State Aid Withholding

ST – Special Tax

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

FSA – Financial Security Assurance Inc.

NPFGC – National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES – 98.79%

ARIZONA – 8.01%
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16	$200	$224,990
Arizona State University RB College & University Revenue Series A
4.00%, 07/01/16 (AMBAC)	100	111,864
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16	250	293,755
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16 (NPFGC-FGIC)	200	233,126
City of Scottsdale GOL
5.00%, 07/01/16	180	211,777
County of Pima GO
4.50%, 07/01/16 (NPFGC-FGIC)	100	114,204
Maricopa County Unified School District No. 4 Mesa GO Series B
4.00%, 07/01/16 (NPFGC-FGIC)	100	111,669
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series C
4.00%, 07/01/16	250	275,360
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21 (PR 07/01/16)	270	321,249

		1,897,994

CALIFORNIA – 7.60%
Desert Sands Unified School District GO
5.00%, 08/01/16	100	116,429
East Bay Municipal Utility District RB Water Revenue Series B
5.00%, 06/01/16 (NPFGC-FGIC)	60	70,717

Security	Principal (000s)	Value
Eastern Municipal Water District COP Water Revenue Series A
5.00%, 07/01/16 (NPFGC)	$100	$115,946
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/16	130	153,546
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
5.00%, 07/01/16	100	117,705
Series A
4.00%, 07/01/16	100	113,094
Los Angeles Unified School District GO Series B
5.00%, 07/01/16 (AGM)	85	98,554
Series KY
5.00%, 07/01/16	200	231,892
Northern California Power Agency RB Electric Power & Light Revenues Series A
5.00%, 07/01/16	100	115,672
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
5.00%, 08/15/16 (AGM)	130	151,631
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16	100	116,520
State of California GO
5.00%, 08/01/16	250	288,932
Series A
4.00%, 07/01/16	100	111,669

		1,802,307

COLORADO – 0.65%
City & County of Denver GO
5.00%, 08/01/16	130	154,474

		154,474

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
CONNECTICUT – 1.74%
City of Norwalk GO
Series B
5.00%, 07/01/16	$100	$118,469
State of Connecticut GO
Series C
5.00%, 06/01/16	250	293,783

		412,252

DELAWARE – 0.62%
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16	125	147,576

		147,576

FLORIDA – 6.43%
County of Miami-Dade GO
Series B
5.00%, 07/01/16	50	57,465
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16 (NPFGC-FGIC)	100	112,346
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	395	443,218
Florida State Board of Education GO
Series D
5.25%, 06/01/16	215	252,732
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series B
5.00%, 07/01/16 (NPFGC)	115	132,965
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/16	100	115,846
State of Florida GO
5.00%, 07/01/16	250	293,377

Security	Principal (000s)	Value
State of Florida RB Miscellaneous Revenue
Series C
5.00%, 07/01/16	$100	$116,120

		1,524,069

GEORGIA – 4.88%
Chatham County School District GO
5.25%, 08/01/16 (AGM)	190	226,224
Cherokee County Board of Education GO
Series A
4.25%, 08/01/16 (NPFGC-FGIC)	150	170,886
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16 (NPFGC)	265	310,879
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16 (AMBAC)	130	152,162
State of Georgia GO
Series E
5.00%, 08/01/16	250	296,675

		1,156,826

HAWAII – 1.49%
City & County of Honolulu RB Sewer Revenue
Series A
5.00%, 07/01/16 (NPFGC)	100	117,300
State of Hawaii GO
Series DN
5.00%, 08/01/16	200	236,304

		353,604

ILLINOIS – 7.63%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16 (AGM)	100	109,577

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-2
5.00%, 01/01/28 (PR 07/01/16)
(AGM)	$550	$654,676
5.00%, 01/01/31 (PR 07/01/16)
(AGM)	530	630,869
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
5.50%, 06/15/16 (FGIC, ETM)	100	120,052
State of Illinois GO
Series A
5.00%, 06/01/16	160	178,845
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/16 (NPFGC)	100	114,488

		1,808,507

INDIANA – 0.49%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue
Series A
5.50%, 07/01/16 (NPFGC)	100	116,407

		116,407

IOWA – 0.50%
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16	100	117,482

		117,482

KENTUCKY – 0.49%
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/16	100	116,897

		116,897

MARYLAND – 3.33%
County of Howard GO
Series B
5.00%, 08/15/16	215	255,287

Security	Principal (000s)	Value
Maryland State Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16	$100	$117,857
State of Maryland GO Second Series
5.00%, 08/01/16	250	297,065
Washington Suburban Sanitation Commission GO
5.00%, 06/01/16	100	118,263

		788,472

MASSACHUSETTS – 4.81%
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16	350	413,714
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/16	100	119,135
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series C
5.25%, 07/01/16	150	178,517
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series D
5.50%, 07/01/16 (AGM)	165	193,672
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/16	100	113,712
Massachusetts Water Resources Authority RB Water Revenue
Series B
5.50%, 08/01/16 (AGM)	100	120,226

		1,138,976

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
MINNESOTA – 1.83%
State of Minnesota GO
Series A
5.00%, 08/01/16	$150	$177,538
Series D
5.00%, 08/01/16	120	142,031
Series F
4.00%, 08/01/16	100	113,661

		433,230

MISSISSIPPI – 0.47%
Mississippi Development Bank RB Miscellaneous Revenue
Series A
5.00%, 07/01/16 (AMBAC)	100	112,063

		112,063

MISSOURI – 0.49%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16 (NPFGC-FGIC)	100	117,174

		117,174

NEBRASKA – 0.50%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16 (AMBAC)	100	117,764

		117,764

NEVADA – 0.97%
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/16	100	115,176
Clark County School District GOL
Series C
5.00%, 06/15/16	100	114,879

		230,055

NEW HAMPSHIRE – 0.46%
State of New Hampshire GO
Series A
3.00%, 07/01/16	100	109,308

		109,308

Security	Principal (000s)	Value
NEW JERSEY – 2.79%
New Jersey Educational Facilities Authority RB College & University Revenue
5.00%, 07/01/16 (AGM)	$100	$112,784
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16	95	111,312
5.75%, 06/15/16 (ETM)	5	6,137
State of New Jersey GO
5.00%, 06/01/16	370	430,691

		660,924

NEW YORK – 10.73%
City of New York GO
Series A-1
5.00%, 08/01/16	125	145,917
Series C
5.00%, 08/01/16	105	122,571
Series E
5.00%, 08/01/16	500	583,670
Series G
5.00%, 08/01/16	100	116,734
Series J-1
5.00%, 08/01/16	200	233,468
New York City Municipal Water Finance Authority RB Water Revenue
Series FF-1
5.00%, 06/15/16	175	205,158
New York City Transitional Finance Authority RB Income Tax Revenue
Series C-1
4.00%, 08/01/16	100	112,990
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/16 (SAW)	250	287,592

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16	$100	$115,622
Series B
5.00%, 07/01/16	225	266,785
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16 (SAP)	100	115,796
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/16	100	120,123
Series A
5.00%, 06/15/16	100	117,634

		2,544,060

NORTH CAROLINA – 2.50%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16	200	235,870
City of Charlotte RB Water Revenue
Series A
5.00%, 07/01/16	100	118,366
State of North Carolina GO
Series A
5.00%, 06/01/20 (PR 06/01/16)	100	119,049
Series B
5.00%, 06/01/16	100	118,313

		591,598

OHIO – 3.83%
Ohio State Water Development Authority RB Water Revenue
Series A
5.00%, 06/01/16	250	292,910
State of Ohio GO
5.00%, 08/01/16	200	235,684
Series A
5.00%, 06/15/16	125	146,842
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.00%, 06/15/16	200	233,150

		908,586

Security	Principal (000s)	Value
OKLAHOMA – 0.48%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16 (BHAC)	$100	$112,686

		112,686

OREGON – 2.28%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16 (AGM, GTD)	100	117,977
State of Oregon GO
Series A
4.00%, 08/01/16	165	187,541
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16 (AGM)	200	235,724

		541,242

PENNSYLVANIA – 2.52%
City of Philadelphia GO
5.00%, 08/01/16 (CIFG)	100	110,559
Commonwealth of Pennsylvania GO
5.38%, 07/01/16 (NPFGC)	215	257,555
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series C
5.00%, 06/01/16 (AGM)	200	228,612

		596,726

PUERTO RICO – 4.16%
Commonwealth of Puerto Rico GO
6.00%, 07/01/16 (NPFGC)	185	207,487
Series A
5.50%, 07/01/16 (NPFGC)	80	87,974
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series LL
5.50%, 07/01/16 (NPFGC)	320	358,410
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series CC
5.00%, 07/01/16	100	107,873

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
Puerto Rico Municipal Finance Agency GO
Series B
5.25%, 07/01/16 (CIFG)	$100	$108,875
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16 (AMBAC)	105	114,765

		985,384

RHODE ISLAND – 1.25%
Rhode Island Economic Development Corp. RB Federal Grant Revenue
5.00%, 06/15/16 (NPFGC-FGIC)	75	86,564
State of Rhode Island GO
Series A
5.00%, 08/01/16 (AMBAC)	180	210,177

		296,741

SOUTH CAROLINA – 0.91%
State of South Carolina GO
Series A
4.00%, 06/01/16	190	216,144

		216,144

SOUTH DAKOTA – 0.49%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16	100	117,300

		117,300

TENNESSEE – 0.50%
Metropolitan Government of Nashville & Davidson County GO
Series D
5.00%, 07/01/16	100	117,604

		117,604

TEXAS – 4.21%
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16 (NPFGC)	150	175,536
Denton Independent School District GO
5.00%, 08/15/16 (PSF)	200	234,874

Security	Principal (000s)	Value
Frisco Independent School District GO
Series A
5.25%, 08/15/16 (PSF)	$100	$119,608
Lewisville Independent School District GO
5.00%, 08/15/16 (PSF)	100	118,424
Magnolia Independent School District GO
5.00%, 08/15/16 (PSF)	100	117,748
Round Rock Independent School District GO
5.00%, 08/01/16	100	118,307
State of Texas GO
Series C
4.00%, 08/01/16	100	113,610

		998,107

UTAH – 1.53%
State of Utah GO
Series A
2.00%, 07/01/16	120	125,612
5.00%, 07/01/16	200	237,142

		362,754

VIRGINIA – 1.98%
Commonwealth of Virginia GO
Series B
4.00%, 06/01/16	100	113,760
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/16 (SAP)	100	118,307
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/16	200	236,614

		468,681

WASHINGTON – 4.11%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/16	415	491,148
Series B
7.13%, 07/01/16	150	189,246

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s) or Shares	Value
State of Washington GO
5.00%, 07/01/16 (AGM)	$250	$294,010

		974,404

WISCONSIN – 1.13%
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16 (AGM)	225	267,890

		267,890

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $22,480,846)		23,416,268

SHORT-TERM INVESTMENTS – 0.24%

MONEY MARKET FUNDS – 0.24%
BlackRock Liquidity Funds – MuniFund, Institutional Shares 0.05%[a,b]	56,964	56,964

		56,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,964)		56,964

TOTAL INVESTMENTS IN SECURITIES – 99.03%
(Cost: $22,537,810)		23,473,232

Other Assets, Less Liabilities – 0.97%		229,740

NET ASSETS – 100.00%		$23,702,972

COP – Certificates of Participation

ETM – Escrowed to Maturity

GO – General Obligation

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

SAP – Subject to Appropriations

SAW – State Aid Withholding

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

BHAC – Berkshire Hathaway Assurance Corp.

CIFG – CDC IXIS Financial Guaranty

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES – 98.74%

ALABAMA – 0.47%
Alabama Water Pollution Control Authority RB Sewer Revenue
Series B
2.50%, 08/15/17	$150	$152,507

		152,507

ALASKA – 0.44%
Borough of North Slope GO
Series A
4.00%, 06/30/17	125	141,276

		141,276

ARIZONA – 3.44%
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17	105	124,925
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/17 (NPFGC-FGIC)	140	165,439
City of Phoenix GO
Series A
5.00%, 07/01/17	215	256,321
Maricopa County Community College District GO
Series C
5.00%, 07/01/17	100	119,219
Maricopa County High School District No. 210 Phoenix GO
5.00%, 07/01/17 (NPFGC)	280	329,420
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17	100	116,519

		1,111,843

CALIFORNIA – 14.09%
Berkeley Unified School District GO
4.00%, 08/01/17	150	166,095
City of Pasadena RB Electric Power & Light Revenues
Series A
3.00%, 06/01/17	100	107,513
County of Sacramento RB Port Airport & Marina Revenue
Series D
3.75%, 07/01/17 (AGM)	380	412,726

Security	Principal (000s)	Value
East Side Union High School District GO
Series B
4.00%, 08/01/17 (AGM)	$200	$221,752
Escondido Union School District GO
Series B
5.00%, 08/01/17 (NPFGC-FGIC)	160	183,462
Evergreen Elementary School District GO
Series A
6.00%, 08/01/17 (AGM)	100	123,011
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series B
5.00%, 07/01/17	215	256,321
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17	200	228,828
5.00%, 07/01/17	250	297,440
Los Angeles Unified School District GO
Series A-1
5.50%, 07/01/17 (FGIC)	100	119,588
Series I
5.00%, 07/01/17	100	116,993
Series KY
5.00%, 07/01/17	55	64,346
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/17 (AGM)	100	116,637
Metropolitan Water District of Southern California RB Water Revenue
Series C
4.00%, 07/01/17	100	114,380
Northern California Power Agency RB Electric Power & Light Revenues
3.00%, 06/01/17	100	108,645
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17 (NPFGC)	225	261,527
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17 (AGM)	100	109,417

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/17	$100	$114,816
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/17	115	136,384
Santa Clara Unified School District GO
5.00%, 07/01/17	200	238,316
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17	100	119,305
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17	100	117,291
Southwestern Community College District GO
Series B
5.25%, 08/01/17 (NPFGC-FGIC)	120	142,799
State of California GO
5.00%, 06/01/17 (XLCA)	100	116,287
Series A
5.00%, 07/01/17	475	561,146

		4,555,025

COLORADO – 0.37%
City & County of Denver GO
Series A
5.00%, 08/01/17	100	120,878

		120,878

CONNECTICUT – 2.53%
City of Danbury GO
Series B
5.00%, 07/01/17	265	318,440
City of Hartford GO
Series A
5.25%, 08/15/17 (AMBAC)	100	118,323
State of Connecticut GO
Series C
5.00%, 06/01/17	225	268,400

Security	Principal (000s)	Value
State of Connecticut ST
Series A
4.00%, 08/01/17 (AMBAC)	$100	$113,607

		818,770

DELAWARE – 1.51%
County of New Castle GO
Series A
5.00%, 07/15/17	200	241,772
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/17	115	137,803
State of Delaware GO
Series A
3.00%, 07/01/17	100	109,713

		489,288

DISTRICT OF COLUMBIA – 0.37%
District of Columbia GO
Series C
5.00%, 06/01/17 (AGM)	100	117,845

		117,845

FLORIDA – 3.77%
County of Miami-Dade GO
Series B
5.00%, 07/01/17	100	115,458
Florida State Board of Education GO
Series E
5.00%, 06/01/17	75	89,044
Florida State Board of Education RB Miscellaneous Revenue
Series E
5.00%, 07/01/17	100	117,291
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/17	150	177,256
State of Florida GO
Series A
5.00%, 07/01/17	210	249,724
Series C
5.00%, 06/01/17	100	118,725

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
State of Florida RB Miscellaneous Revenue
Series A
5.00%, 07/01/17	$100	$117,291
Series B
5.00%, 07/01/17	200	234,582

		1,219,371

GEORGIA – 4.00%
Georgia State Road & Tollway Authority RB Miscellaneous Taxes
Series A
5.00%, 06/01/17	225	265,257
State of Georgia GO
Series B
5.00%, 07/01/17	100	120,474
Series E
5.00%, 08/01/21 (PR 08/01/17)	500	611,070
Series I
5.00%, 07/01/17	245	295,161

		1,291,962

HAWAII – 1.97%
City & County of Honolulu GO
Series B
2.50%, 08/01/17	100	105,498
City & County of Honolulu RB Sewer Revenue
Series A
3.25%, 07/01/17	100	109,899
State of Hawaii GO
Series DQ
5.00%, 06/01/17	150	178,988
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17	200	243,560

		637,945

ILLINOIS – 0.76%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
5.50%, 06/15/17 (NPFGC-FGIC)	90	103,997
State of Illinois GO
Series A
5.00%, 06/01/17	75	84,311
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/17	50	57,924

		246,232

Security	Principal (000s)	Value
IOWA – 0.89%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17	$250	$287,130

		287,130

KANSAS – 1.45%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17	400	468,924

		468,924

KENTUCKY – 0.37%
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/17	100	118,251

		118,251

LOUISIANA – 0.55%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17 (AMBAC)	165	176,111

		176,111

MARYLAND – 3.99%
City of Baltimore RB Sewer Revenue
Series D
5.00%, 07/01/17 (AMBAC)	115	137,523
County of Frederick GO
4.00%, 06/01/17	50	56,962
County of Howard GO
Series B
5.00%, 08/15/17	215	259,434
County of Prince George’s GOL
Series B
5.00%, 07/15/17	100	120,452
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17	125	149,176
Series A
4.00%, 07/01/17	100	113,846
State of Maryland GO Second Series
5.00%, 07/15/17	250	301,750
5.00%, 08/01/17	125	151,020

		1,290,163

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
MASSACHUSETTS – 5.19%
Commonwealth of Massachusetts GOL
Series B
5.00%, 06/01/17	$100	$119,505
5.00%, 07/01/17	100	119,707
Series D
5.50%, 08/01/17	215	263,661
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Senior Series B
5.25%, 07/01/17	200	241,798
Series C
5.50%, 07/01/17	200	244,512
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series B
4.50%, 07/01/17 (AGM)	100	113,228
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series A
5.25%, 08/01/17	125	152,221
Massachusetts Water Resources Authority RB Water Revenue
Series J
5.25%, 08/01/17 (AGM)	350	423,028

		1,677,660

MINNESOTA – 2.05%
State of Minnesota GO
5.00%, 08/01/17	200	240,634
Series A
5.00%, 06/01/17	100	119,891
5.00%, 08/01/17	50	60,159
Series B
5.00%, 08/01/17	100	120,317
Series D
5.00%, 08/01/17	100	120,317

		661,318

MISSISSIPPI – 0.36%
Mississippi Development Bank RB Miscellaneous Revenue
Series C
5.00%, 08/01/17	100	115,313

		115,313

Security	Principal (000s)	Value
NEVADA – 1.76%
Clark County School District GOL
Series B
4.50%, 06/15/17 (AMBAC)	$200	$227,026
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/17 (AMBAC)	250	284,722
County of Clark RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/17	50	58,260

		570,008

NEW HAMPSHIRE – 2.13%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series A
5.00%, 08/15/17	475	569,420
State of New Hampshire GO
Series B
5.00%, 06/01/17	100	120,073

		689,493

NEW JERSEY – 5.22%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17 (GTD)	100	116,060
New Jersey Educational Facilities Authority RB College & University Revenue
Series F
4.50%, 07/01/17	250	295,495
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/17	215	253,025
State of New Jersey GO
5.00%, 06/01/17	320	377,405
5.00%, 06/01/23 (PR 06/01/17)	115	140,107
5.00%, 06/01/27 (PR 06/01/17)	120	146,198
Series N
5.50%, 07/15/17 (NPFGC-FGIC)	200	241,942
Series Q
5.00%, 08/15/17	100	118,405

		1,688,637

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
NEW MEXICO – 0.74%
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/17	$200	$239,658

		239,658

NEW YORK – 9.75%
City of New York GO
Series A-1
4.20%, 08/01/17	210	238,522
5.00%, 08/01/17	110	129,804
Series C
5.00%, 08/01/17	305	359,909
Series E
5.00%, 08/01/17	725	855,522
Series J-1
5.00%, 08/01/17	100	118,003
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17	250	297,435
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/17	85	96,428
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17	100	115,636
5.00%, 07/01/17	85	99,444
Series A
3.10%, 07/01/17	200	215,224
5.00%, 07/01/17	100	117,381
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/17	175	208,416
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/17	150	183,651
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17 (AGM)	100	117,427

		3,152,802

Security	Principal (000s)	Value
NORTH CAROLINA – 0.78%
City of Charlotte GO
5.00%, 08/01/17	$110	$132,417
County of Mecklenburg GO
Series A
5.00%, 08/01/17	100	120,878

		253,295

OHIO – 1.53%
State of Ohio GO
Series C
5.00%, 08/01/17	215	256,074
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17 (AGM)	100	117,800
5.50%, 06/15/17 (AGM)	100	120,508

		494,382

OKLAHOMA – 0.36%
State of Oklahoma GO
Series A
4.00%, 07/15/17	100	114,684

		114,684

OREGON – 0.70%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17 (AGM, GTD)	190	227,478

		227,478

PENNSYLVANIA – 4.51%
City of Philadelphia RB Water Revenue
Series A
5.00%, 06/15/17 (AGM)	100	115,381
Commonwealth of Pennsylvania GO
5.38%, 07/01/17	100	121,895
5.38%, 07/01/17 (AGM)	350	426,632
Series A
5.00%, 08/01/20 (PR 08/01/17)	100	121,960
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.75%, 07/01/17	450	507,564
Pennsylvania Higher Educational Facilties Authority RB College & University Revenue
3.50%, 08/01/17	150	165,729

		1,459,161

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s)	Value
PUERTO RICO – 5.76%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17 (XLCA)	$180	$199,244
Series B
5.25%, 07/01/17 (Call 07/01/16)	150	161,836
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17 (XLCA)	365	406,190
Series TT
5.00%, 07/01/17	100	109,330
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/17 (NPFGC)	155	171,742
Series BB
5.25%, 07/01/17 (AMBAC)	150	164,257
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/17 (AMBAC)	350	385,308
Puerto Rico Municipal Finance Agency GO
Series C
5.25%, 08/01/17 (AGM)	240	262,834

		1,860,741

TEXAS – 6.30%
City of Houston RB Port Airport & Marina Revenue
Series B
5.00%, 07/01/17 (NPFGC-FGIC)	150	172,400
Corpus Christi Independent School District GO
5.00%, 08/15/17	100	120,128
Klein Independent School District GO
Series A
4.00%, 08/01/17	250	285,367
Mesquite Independent School District GO
4.25%, 08/15/17 (PSF)	230	266,604
North East Independent School District GO
Series A
5.00%, 08/01/17 (PSF)	250	300,077
Round Rock Independent School District GO
5.00%, 08/01/17	105	126,033

Security	Principal (000s)	Value
State of Texas GO
Series A
5.00%, 08/01/17	$100	$120,031
Series B
5.00%, 08/01/17	100	120,031
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/17	125	150,295
University of Texas System RB College & University Revenue
Series B
5.25%, 08/15/17	210	254,770
Series E
5.00%, 08/15/17	100	119,916

		2,035,652

UTAH – 1.69%
State of Utah GO
Series A
4.00%, 07/01/17	250	287,817
5.00%, 07/01/17	215	259,417

		547,234

VIRGINIA – 2.61%
Commonwealth of Virginia GO
Series B
5.00%, 06/01/17	150	180,747
Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17	100	119,036
Virginia Public Building Authority RB Miscellaneous Revenue
5.00%, 08/01/17	125	150,038
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/17	200	242,852
Series C
5.00%, 08/01/17 (SAW)	125	150,039

		842,712

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2011

Security	Principal (000s) or Shares	Value
WASHINGTON – 5.21%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17	$845	$1,003,809
Series C
0.01%, 07/01/17	100	87,872
State of Washington GO
Series R-2007C
5.00%, 07/01/17	270	322,221
Series R-2011B
5.00%, 07/01/17	100	119,341
Series R-2011C
5.00%, 07/01/17	125	149,176

		1,682,419

WISCONSIN – 1.12%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17	100	112,260
5.00%, 07/01/17 (NPFGC-FGIC)	110	131,611
Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17 (AGM)	100	117,053

		360,924

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $30,645,752)		31,917,092

SHORT-TERM INVESTMENTS – 0.34%

MONEY MARKET FUNDS – 0.34%
BlackRock Liquidity Funds – MuniFund, Institutional Shares 0.05%[a,b]	109,518	109,518

		109,518

TOTAL SHORT-TERM INVESTMENTS
(Cost: $109,518)		109,518

TOTAL INVESTMENTS IN SECURITIES – 99.08%
(Cost: $30,755,270)		32,026,610

Other Assets, Less Liabilities – 0.92%		297,933

NET ASSETS – 100.00%		$32,324,543

GO – General Obligation

GOL – General Obligation Limited

GTD – Guaranteed by the Commonwealth, County or State

PR – Prerefunded

PSF – Permanent School Fund

RB – Revenue Bond

SAW – State Aid Withholding

ST – Special Tax

Insured by:

AGM – Assured Guaranty Municipal Corp.

AMBAC – Ambac Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2011

	iShares 2012 S&P AMT-Free Municipal Series	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series
ASSETS
Investments, at cost:
Unaffiliated	$32,433,711	$34,850,633	$30,021,433
Affiliated (Note 2)	113,947	86,607	103,789

Total cost of investments	$32,547,658	$34,937,240	$30,125,222

Investments in securities, at fair value (Note 1):
Unaffiliated	$32,544,954	$35,211,046	$30,492,345
Affiliated (Note 2)	113,947	86,607	103,789

Total fair value of investments	32,658,901	35,297,653	30,596,134
Receivables:
Interest	385,412	404,067	320,405

Total Assets	33,044,313	35,701,720	30,916,539

LIABILITIES
Payables:
Investment advisory fees (Note 2)	8,124	8,784	7,361

Total Liabilities	8,124	8,784	7,361

NET ASSETS	$33,036,189	$35,692,936	$30,909,178

Net assets consist of:
Paid-in capital	$32,910,354	$35,305,524	$30,361,295
Undistributed net investment income	14,929	26,999	15,831
Undistributed net realized gain (accumulated net realized loss)	(337)	–	61,140
Net unrealized appreciation	111,243	360,413	470,912

NET ASSETS	$33,036,189	$35,692,936	$30,909,178

Shares outstanding[a]	650,000	700,000	600,000

Net asset value per share	$50.82	$50.99	$51.52

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

	iShares 2015 S&P AMT-Free Municipal Series	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series
ASSETS
Investments, at cost:
Unaffiliated	$27,759,198	$22,480,846	$30,645,752
Affiliated (Note 2)	140,851	56,964	109,518

Total cost of investments	$27,900,049	$22,537,810	$30,755,270

Investments in securities, at fair value (Note 1):
Unaffiliated	$28,665,001	$23,416,268	$31,917,092
Affiliated (Note 2)	140,851	56,964	109,518

Total fair value of investments	28,805,852	23,473,232	32,026,610
Receivables:
Interest	304,029	235,601	305,617

Total Assets	29,109,881	23,708,833	32,332,227

LIABILITIES
Payables:
Investment advisory fees (Note 2)	7,184	5,861	7,684

Total Liabilities	7,184	5,861	7,684

NET ASSETS	$29,102,697	$23,702,972	$32,324,543

Net assets consist of:
Paid-in capital	$28,157,875	$22,729,406	$30,998,693
Undistributed net investment income	36,181	38,111	52,898
Undistributed net realized gain	2,838	33	1,612
Net unrealized appreciation	905,803	935,422	1,271,340

NET ASSETS	$29,102,697	$23,702,972	$32,324,543

Shares outstanding[a]	550,000	450,000	600,000

Net asset value per share	$52.91	$52.67	$53.87

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares 2012 S&P AMT-Free Municipal Series	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series
NET INVESTMENT INCOME
Interest – unaffiliated	$124,707	$196,595	$199,288
Interest – affiliated (Note 2)	33	62	32

Total investment income	124,740	196,657	199,320

EXPENSES
Investment advisory fees (Note 2)	48,677	48,604	41,522

Total expenses	48,677	48,604	41,522

Net investment income	76,063	148,053	157,798

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	2	–	1,052
In-kind redemptions – unaffiliated	–	–	59,984

Net realized gain	2	–	61,036

Net change in unrealized appreciation/depreciation	53,688	241,571	424,869

Net realized and unrealized gain	53,690	241,571	485,905

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,753	$389,624	$643,703

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares 2015 S&P AMT-Free Municipal Series	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series
NET INVESTMENT INCOME
Interest – unaffiliated	$252,334	$249,045	$346,536
Interest – affiliated (Note 2)	25	28	33

Total investment income	252,359	249,073	346,569

EXPENSES
Investment advisory fees (Note 2)	40,656	32,421	40,982

Total expenses	40,656	32,421	40,982

Net investment income	211,703	216,652	305,587

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	2,838	3,060	2,331

Net realized gain	2,838	3,060	2,331

Net change in unrealized appreciation/depreciation	830,002	847,463	1,332,310

Net realized and unrealized gain	832,840	850,523	1,334,641

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,044,543	$1,067,175	$1,640,228

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 2012 S&P AMT-Free Municipal Series		iShares 2013 S&P AMT-Free Municipal Series
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$76,063	$112,228	$148,053	$168,880
Net realized gain (loss)	2	(340)	–	–
Net change in unrealized appreciation/depreciation	53,688	81,265	241,571	160,882

Net increase in net assets resulting from operations	129,753	193,153	389,624	329,762

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(68,712)	(109,696)	(139,064)	(159,147)

Total distributions to shareholders	(68,712)	(109,696)	(139,064)	(159,147)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,540,495	20,278,782	7,627,616	17,639,294

Net increase in net assets from capital share transactions	2,540,495	20,278,782	7,627,616	17,639,294

INCREASE IN NET ASSETS	2,601,536	20,362,239	7,878,176	17,809,909

NET ASSETS
Beginning of period	30,434,653	10,072,414	27,814,760	10,004,851

End of period	$33,036,189	$30,434,653	$35,692,936	$27,814,760

Undistributed net investment income included in net assets at end of period	$14,929	$7,578	$26,999	$18,010

SHARES ISSUED
Shares sold	50,000	400,000	150,000	350,000

Net increase in shares outstanding	50,000	400,000	150,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2014 S&P AMT-Free Municipal Series		iShares 2015 S&P AMT-Free Municipal Series
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$157,798	$268,114	$211,703	$306,847
Net realized gain	61,036	104	2,838	–
Net change in unrealized appreciation/depreciation	424,869	55,505	830,002	73,227

Net increase in net assets resulting from operations	643,703	323,723	1,044,543	380,074

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(162,003)	(253,711)	(206,134)	(284,244)

Total distributions to shareholders	(162,003)	(253,711)	(206,134)	(284,244)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,706,209	20,232,882	5,188,941	17,916,813
Cost of shares redeemed	(2,583,343)	–	–	–

Net increase in net assets from capital share transactions	5,122,866	20,232,882	5,188,941	17,916,813

INCREASE IN NET ASSETS	5,604,566	20,302,894	6,027,350	18,012,643

NET ASSETS
Beginning of period	25,304,612	5,001,718	23,075,347	5,062,704

End of period	$30,909,178	$25,304,612	$29,102,697	$23,075,347

Undistributed net investment income included in net assets at end of period	$15,831	$20,036	$36,181	$30,612

SHARES ISSUED AND REDEEMED
Shares sold	150,000	400,000	100,000	350,000
Shares redeemed	(50,000)	–	–	–

Net increase in shares outstanding	100,000	400,000	100,000	350,000

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2016 S&P AMT-Free Municipal Series		iShares 2017 S&P AMT-Free Municipal Series
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$216,652	$297,377	$305,587	$439,283
Net realized gain (loss)	3,060	(3,027)	2,331	(720)
Net change in unrealized appreciation/depreciation	847,463	94,329	1,332,310	(67,552)

Net increase in net assets resulting from operations	1,067,175	388,679	1,640,228	371,011

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(207,467)	(278,200)	(296,258)	(407,006)

Total distributions to shareholders	(207,467)	(278,200)	(296,258)	(407,006)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,149,075	12,611,465	7,984,373	17,998,663

Net increase in net assets from capital share transactions	5,149,075	12,611,465	7,984,373	17,998,663

INCREASE IN NET ASSETS	6,008,783	12,721,944	9,328,343	17,962,668

NET ASSETS
Beginning of period	17,694,189	4,972,245	22,996,200	5,033,532

End of period	$23,702,972	$17,694,189	$32,324,543	$22,996,200

Undistributed net investment income included in net assets at end of period	$38,111	$28,926	$52,898	$43,569

SHARES ISSUED
Shares sold	100,000	250,000	150,000	350,000

Net increase in shares outstanding	100,000	250,000	150,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2012 S&P AMT-Free Municipal Series
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.72	$50.36	$50.38

Income from investment operations:
Net investment income[b]	0.12	0.30	0.08
Net realized and unrealized gain (loss)[c]	0.09	0.36	(0.05)

Total from investment operations	0.21	0.66	0.03

Less distributions from:
Net investment income	(0.11)	(0.30)	(0.05)

Total distributions	(0.11)	(0.30)	(0.05)

Net asset value, end of period	$50.82	$50.72	$50.36

Total return	0.41%[d]	1.32%	0.06%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$33,036	$30,435	$10,072
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.47%	0.60%	0.72%
Portfolio turnover rate[f]	0%[g]	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2013 S&P AMT-Free Municipal Series
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.57	$50.02	$50.06

Income from investment operations:
Net investment income[b]	0.23	0.53	0.13
Net realized and unrealized gain (loss)[c]	0.41	0.55	(0.10)

Total from investment operations	0.64	1.08	0.03

Less distributions from:
Net investment income	(0.22)	(0.53)	(0.07)

Total distributions	(0.22)	(0.53)	(0.07)

Net asset value, end of period	$50.99	$50.57	$50.02

Total return	1.27%[d]	2.16%	0.07%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,693	$27,815	$10,005
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.91%	1.05%	1.11%
Portfolio turnover rate[f]	0%	0%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2014 S&P AMT-Free Municipal Series
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.61	$50.02	$50.03

Income from investment operations:
Net investment income[b]	0.29	0.68	0.15
Net realized and unrealized gain (loss)[c]	0.92	0.59	(0.06)

Total from investment operations	1.21	1.27	0.09

Less distributions from:
Net investment income	(0.30)	(0.68)	(0.10)

Total distributions	(0.30)	(0.68)	(0.10)

Net asset value, end of period	$51.52	$50.61	$50.02

Total return	2.41%[d]	2.55%	0.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,909	$25,305	$5,002
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.14%	1.34%	1.33%
Portfolio turnover rate[f]	0%[g]	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2015 S&P AMT-Free Municipal Series
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$51.28	$50.63	$50.49

Income from investment operations:
Net investment income[b]	0.41	0.89	0.21
Net realized and unrealized gain[c]	1.63	0.63	0.06

Total from investment operations	2.04	1.52	0.27

Less distributions from:
Net investment income	(0.41)	(0.87)	(0.13)

Total distributions	(0.41)	(0.87)	(0.13)

Net asset value, end of period	$52.91	$51.28	$50.63

Total return	3.98%[d]	3.02%	0.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$29,103	$23,075	$5,063
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.56%	1.74%	1.84%
Portfolio turnover rate[f]	0%[g]	0%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2016 S&P AMT-Free Municipal Series
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.55	$49.72	$49.66

Income from investment operations:
Net investment income[b]	0.52	1.11	0.26
Net realized and unrealized gain (loss)[c]	2.11	0.83	(0.04)

Total from investment operations	2.63	1.94	0.22

Less distributions from:
Net investment income	(0.51)	(1.11)	(0.16)

Total distributions	(0.51)	(1.11)	(0.16)

Net asset value, end of period	$52.67	$50.55	$49.72

Total return	5.22%[d]	3.91%	0.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$23,703	$17,694	$4,972
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.00%	2.17%	2.25%
Portfolio turnover rate[f]	1%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 2017 S&P AMT-Free Municipal Series
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$51.10	$50.34	$50.13

Income from investment operations:
Net investment income[b]	0.59	1.28	0.30
Net realized and unrealized gain[c]	2.77	0.69	0.09

Total from investment operations	3.36	1.97	0.39

Less distributions from:
Net investment income	(0.59)	(1.21)	(0.18)

Total distributions	(0.59)	(1.21)	(0.18)

Net asset value, end of period	$53.87	$51.10	$50.34

Total return	6.62%[d]	3.91%	0.78%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,325	$22,996	$5,034
Ratio of expenses to average net assets[e]	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.24%	2.48%	2.57%
Portfolio turnover rate[f]	1%	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Municipal Series	Diversification Classification
2012 S&P AMT-Free	Non-diversified
2013 S&P AMT-Free	Non-diversified
2014 S&P AMT-Free	Non-diversified
2015 S&P AMT-Free	Non-diversified
2016 S&P AMT-Free	Non-diversified
2017 S&P AMT-Free	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Municipal Series and Asset Class	Level 1	Level 2	Level 3	Total

2012 S&P AMT-Free
Municipal Bonds & Notes	$–	$32,544,954	$–	$32,544,954

Short-Term Investments	113,947	–	–	113,947

	$113,947	$32,544,954	$–	$32,658,901

2013 S&P AMT-Free
Municipal Bonds & Notes	$–	$35,211,046	$–	$35,211,046

Short-Term Investments	86,607	–	–	86,607

	$86,607	$35,211,046	$–	$35,297,653

2014 S&P AMT-Free
Municipal Bonds & Notes	$–	$30,492,345	$–	$30,492,345

Short-Term Investments	103,789	–	–	103,789

	$103,789	$30,492,345	$–	$30,596,134

2015 S&P AMT-Free
Municipal Bonds & Notes	$–	$28,665,001	$–	$28,665,001

Short-Term Investments	140,851	–	–	140,851

	$140,851	$28,665,001	$–	$28,805,852

2016 S&P AMT-Free
Municipal Bonds & Notes	$–	$23,416,268	$–	$23,416,268

Short-Term Investments	56,964	–	–	56,964

	$56,964	$23,416,268	$–	$23,473,232

2017 S&P AMT-Free
Municipal Bonds & Notes	$–	$31,917,092	$–	$31,917,092

Short-Term Investments	109,518	–	–	109,518

	$109,518	$31,917,092	$–	$32,026,610

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Municipal Series	Expiring 2019	Total
2012 S&P AMT-Free	$339	$339
2017 S&P AMT-Free	719	719

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
2012 S&P AMT-Free	$32,547,629	$111,889	$(617)	$111,272
2013 S&P AMT-Free	34,937,282	364,953	(4,582)	360,371
2014 S&P AMT-Free	30,130,965	485,587	(20,418)	465,169
2015 S&P AMT-Free	27,899,904	907,582	(1,634)	905,948
2016 S&P AMT-Free	22,536,988	936,244	–	936,244
2017 S&P AMT-Free	30,754,935	1,275,170	(3,495)	1,271,675

Management has reviewed the tax positions as of September 30, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% based on the average daily net assets of each Fund.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2011 were as follows:

iShares Municipal Series	Purchases	Sales
2012 S&P AMT-Free	$1,451,679	$105,393
2013 S&P AMT-Free	4,614,646	–
2014 S&P AMT-Free	782,720	112,035
2015 S&P AMT-Free	761,794	106,046
2016 S&P AMT-Free	838,697	227,510
2017 S&P AMT-Free	3,844,397	342,619

In-kind transactions (see Note 4) for the six months ended September 30, 2011 were as follows:

iShares Municipal Series	In-kind Purchases	In-kind Sales
2012 S&P AMT-Free	$1,771,404	$–
2013 S&P AMT-Free	3,515,111	–
2014 S&P AMT-Free	7,234,801	2,530,098
2015 S&P AMT-Free	4,705,054	–
2016 S&P AMT-Free	4,676,462	–
2017 S&P AMT-Free	4,544,043	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	75

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	77

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

(including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Municipal Series	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
2013 S&P AMT-Free	$0.22180	$–	$0.00128	$0.22308	99%	–%	1%		100%
2014 S&P AMT-Free	0.30421	–	0.00071	0.30492	100	–	0	[a]	100
2015 S&P AMT-Free	0.40242	–	0.00382	0.40624	99	–	1		100
2016 S&P AMT-Free	0.50454	–	0.00534	0.50988	99	–	1		100
2017 S&P AMT-Free	0.58782	–	0.00647	0.59429	99	–	1		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	79

Notes:

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	81

Notes:

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-38-0911

September 30, 2011

2011 Semi-Annual Report

iShares Trust

iShares S&P India Nifty 50 Index Fund  |  INDY  |  NASDAQ

Fund Performance Overview

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/11			Inception to 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(24.30)%	(26.95)%	(23.90)%	(3.70)%	(5.32)%	(3.09)%	(6.79)%	(9.71)%	(5.69)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/18/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/20/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P India Nifty 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P CNX Nifty Index™ (the “Index”). The Index measures the equity performance of the top 50 companies by market capitalization whose equity securities trade in the Indian securities markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (22.18)%, net of fees, while the total return for the Index was (22.18)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	26.57%

Technology	13.67

Consumer Non-Cyclical	13.61

Energy	12.94

Industrial	9.43

Consumer Cyclical	8.12

Basic Materials	6.44

Utilities	5.56

Communications	3.44

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Reliance Industries Ltd.	9.20%

Infosys Ltd.	8.24

ITC Ltd.	7.15

ICICI Bank Ltd.	6.88

Housing Development Finance Corp. Ltd.	5.81

HDFC Bank Ltd.	5.72

Larsen & Toubro Ltd.	4.93

Tata Consultancy Services Ltd.	3.55

State Bank of India	3.39

Bharti Airtel Ltd.	3.10

TOTAL	57.97%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
Actual	$1,000.00	$778.20	0.94%	$4.18
Hypothetical (5% return before expenses)	1,000.00	1,020.30	0.94	4.75

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.78%

AGRICULTURE – 7.15%
ITC Ltd.	3,264,160	$13,196,604

		13,196,604

AUTO MANUFACTURERS – 5.41%
Mahindra & Mahindra Ltd.	284,480	4,674,534
Maruti Suzuki (India) Ltd.	84,160	1,861,057
Tata Motors Ltd.	1,080,800	3,443,774

		9,979,365

BANKS – 19.00%
Axis Bank Ltd.	164,320	3,418,594
HDFC Bank Ltd.	1,106,400	10,564,736
ICICI Bank Ltd.	710,080	12,692,272
Kotak Mahindra Bank Ltd.	230,080	2,159,628
Punjab National Bank Ltd.	200	3,892
State Bank of India	160,160	6,249,592

		35,088,714

BUILDING MATERIALS – 1.61%
ACC Ltd.	63,040	1,414,040
Ambuja Cements Ltd.	508,480	1,545,945
Grasim Industries Ltd.	200	9,563

		2,969,548

COMPUTERS – 12.98%
Infosys Ltd.	294,240	15,218,471
Tata Consultancy Services Ltd.	309,760	6,560,777
Wipro Ltd.	314,240	2,186,687

		23,965,935

DIVERSIFIED FINANCIAL SERVICES – 5.81%
Housing Development Finance Corp. Ltd.	819,200	10,720,271

		10,720,271

ELECTRIC – 4.28%
NTPC Ltd.	814,400	2,787,834
Power Grid Corp. of India Ltd.	915,040	1,839,422
Reliance Infrastructure Ltd.	87,520	667,368
Reliance Power Ltd.[a]	349,760	548,118
Tata Power Co. Ltd.	1,011,200	2,061,630

		7,904,372

ELECTRICAL COMPONENTS & EQUIPMENT – 2.31%
Bharat Heavy Electricals Ltd.	98,400	3,294,366
Siemens (India) Ltd.	56,640	968,865

		4,263,231

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 5.51%
Jaiprakash Associates Ltd.	724,320	$1,075,942
Larsen & Toubro Ltd.	328,480	9,105,553

		10,181,495

GAS – 1.28%
GAIL (India) Ltd.	281,920	2,363,293

		2,363,293

HOUSEHOLD PRODUCTS & WARES – 2.44%
Hindustan Unilever Ltd.	647,520	4,503,222

		4,503,222

INSURANCE – 0.26%
Reliance Capital Ltd.	75,360	484,935

		484,935

INVESTMENT COMPANIES – 0.93%
Infrastructure Development Finance Co. Ltd.	759,040	1,717,236

		1,717,236

IRON & STEEL – 3.67%
Jindal Steel & Power Ltd.	238,080	2,459,796
Steel Authority of India Ltd.	383,680	827,683
Tata Steel Ltd.	410,560	3,481,901

		6,769,380

LEISURE TIME – 2.71%
Bajaj Auto Ltd.	84,000	2,634,401
Hero Motocorp Ltd.	59,840	2,372,523

		5,006,924

MINING – 2.77%
Hindalco Industries Ltd.	784,480	2,105,562
Sesa Goa Ltd.	240,960	986,718
Sterlite Industries (India) Ltd.	872,480	2,025,543

		5,117,823

OIL & GAS – 12.94%
Bharat Petroleum Corp. Ltd.	83,040	1,098,383
Cairn (India) Ltd.[a]	230,720	1,283,741
Oil & Natural Gas Corp. Ltd.	831,360	4,517,098
Reliance Industries Ltd.	1,029,600	16,993,919

		23,893,141

PHARMACEUTICALS – 4.03%
Cipla Ltd.	320,160	1,839,245
Dr. Reddy’s Laboratories Ltd.	78,400	2,374,251

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

September 30, 2011

Security	Shares	Value
Ranbaxy Laboratories Ltd.	96,800	$1,015,634
Sun Pharmaceuticals Industries Ltd.	233,280	2,203,002

		7,432,132

REAL ESTATE – 0.57%
DLF Ltd.	234,560	1,048,396

		1,048,396

SOFTWARE – 0.68%
HCL Technologies Ltd.	150,720	1,259,154

		1,259,154

TELECOMMUNICATIONS – 3.44%
Bharti Airtel Ltd.	742,400	5,730,009
Reliance Communications Ltd.	427,040	625,628

		6,355,637

TOTAL COMMON STOCKS
(Cost: $221,425,289)		184,220,808

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	76,928	76,928

		76,928

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,928)		76,928

TOTAL INVESTMENTS IN SECURITIES – 99.82% (Cost: $221,502,217)		184,297,736

Other Assets, Less Liabilities – 0.18%		338,606

NET ASSETS – 100.00%		$184,636,342

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

September 30, 2011

ASSETS
Investments, at cost:
Unaffiliated	$221,425,289
Affiliated (Note 2)	76,928

Total cost of investments	$221,502,217

Investments in securities, at fair value (Note 1):
Unaffiliated	$184,220,808
Affiliated (Note 2)	76,928

Total fair value of investments	184,297,736
Foreign currency, at value[a]	361,487
Receivables:
Dividends and interest	84,798
Capital shares sold	1,194,046

Total Assets	185,938,067

LIABILITIES
Payables:
Investment securities purchased	1,162,172
Investment advisory fees (Note 2)	139,553

Total Liabilities	1,301,725

NET ASSETS	$184,636,342

Net assets consist of:
Paid-in capital	$226,239,012
Undistributed net investment income	525,460
Accumulated net realized loss	(4,914,292)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(37,213,838)

NET ASSETS	$184,636,342

Shares outstanding[b]	8,000,000

Net asset value per share	$23.08

[a]	Cost of foreign currency: $360,642.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	9

Consolidated Statement of Operations (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Six months ended September 30, 2011

NET INVESTMENT INCOME
Dividends – unaffiliated	$2,428,267
Interest – affiliated (Note 2)	21

Total investment income	2,428,288

EXPENSES
Investment advisory fees (Note 2)	948,737
Income taxes (Note 1)	49,687

Total expenses	998,424

Net investment income	1,429,864

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments – unaffiliated	(3,121,114)
Foreign currency transactions	(101,257)

Net realized loss	(3,222,371)

Net change in unrealized appreciation/depreciation on:
Investments	(51,033,368)
Translation of assets and liabilities in foreign currencies	(6,534)

Net change in unrealized appreciation/depreciation	(51,039,902)

Net realized and unrealized loss	(54,262,273)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,832,409)

See notes to consolidated financial statements.

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,429,864	$148,377
Net realized loss	(3,222,371)	(1,785,809)
Net change in unrealized appreciation/depreciation	(51,039,902)	11,175,885

Net increase (decrease) in net assets resulting from operations	(52,832,409)	9,538,453

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(803,737)	(98,244)
Return of capital	–	(201,368)

Total distributions to shareholders	(803,737)	(299,612)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,975,140	161,479,950
Cost of shares redeemed	(7,134,897)	(6,472,313)

Net increase in net assets from capital share transactions	32,840,243	155,007,637

INCREASE (DECREASE) IN NET ASSETS	(20,795,903)	164,246,478

NET ASSETS
Beginning of period	205,432,245	41,185,767

End of period	$184,636,342	$205,432,245

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$525,460	$(100,667)

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	5,600,000
Shares redeemed	(300,000)	(250,000)

Net increase in shares outstanding	1,100,000	5,350,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Consolidated Financial Highlights

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Period from Nov. 18, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$29.77	$26.57	$24.97

Income from investment operations:
Net investment income (loss)[b]	0.18	0.04	(0.04)
Net realized and unrealized gain (loss)[c]	(6.77)	3.28	1.64

Total from investment operations	(6.59)	3.32	1.60

Less distributions from:
Net investment income	(0.10)	(0.04)	–
Return of capital	–	(0.08)	–

Total distributions	(0.10)	(0.12)	–

Net asset value, end of period	$23.08	$29.77	$26.57

Total return	(22.18)%[d]	12.56%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$184,636	$205,432	$41,186
Ratio of expenses to average net assets[e]	0.94%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets[e]	1.34%	0.13%	(0.49)%
Portfolio turnover rate[f]	5%	13%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended September 30, 2011, the year ended March 31, 2011 and the period ended March 31, 2010 would have been 2%, 7% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares Index Fund	Diversification Classification
S&P India Nifty 50	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements include the accounts of the Subsidiary.

The Fund invests in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	13

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2011, the value of each of the Fund’s investments was classified as a Level 1 Price. The breakdown of the Fund’s investments into major categories is disclosed in its Consolidated Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invest. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

events are reflected in “Other foreign taxes.” Foreign taxes payable as of September 30, 2011, if any, are disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

The Subsidiary is subject to tax in Mauritius on its net income. See the “Income Taxes” section for further information.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Fund had tax basis net capital loss carryforwards of $49,689, expiring in 2019, as of March 31, 2011, the tax year-end of the Fund.

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until its expiration date, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2011, the cost of investments for federal income tax purposes was $225,315,187. Net unrealized depreciation was $41,017,451, of which $4,042,470 represented gross unrealized appreciation on securities and $45,059,921 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of September 30, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the Consolidated Statement of Operations. Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s consolidated financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% based on the average daily net assets of the Fund (including the assets invested in the Subsidiary).

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Consolidated Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the six months ended September 30, 2011, aggregated $44,501,998 and $11,293,805, respectively.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that additional resources to support the Fund and its shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	19

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

The Board also noted that the investment advisory fee and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fee and expense level and the historical performance of the Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Economies of Scale – In connection with its review of the Fund’s profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients)

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

generally differ from the Fund, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchanged traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as any payment of revenue to BTC, the Fund’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	21

Notes:

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-37-0911

September 30, 2011

2011 Semi-Annual Report

iShares Trust

iShares Russell Top 200 Index Fund  |  IWL  |  NYSE Arca

iShares Russell Top 200 Growth Index Fund  |  IWY  |  NYSE Arca

iShares Russell Top 200 Value Index Fund  |  IWX  |  NYSE Arca

iShares Russell 1000 Index Fund  |  IWB  |  NYSE Arca

iShares Russell 1000 Growth Index Fund  |  IWF  |  NYSE Arca

iShares Russell 1000 Value Index Fund  |  IWD  |  NYSE Arca

iShares Russell 2000 Index Fund  |  IWM  |  NYSE Arca

iShares Russell 2000 Growth Index Fund  |  IWO  |  NYSE Arca

iShares Russell 2000 Value Index Fund  |  IWN  |  NYSE Arca

Fund Performance Overviews

iSHARES® RUSSELL TOP 200 INDEX FUNDS

Performance as of September 30, 2011

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 9/30/11			Inception to 9/30/11			Inception to 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Top 200	1.50%	1.50%	1.67%	3.97%	3.99%	4.14%	8.19%	8.23%	8.56%
Russell Top 200 Growth	5.05%	5.09%	5.24%	7.25%	7.27%	7.47%	15.22%	15.26%	15.67%
Russell Top 200 Value	(2.00)%	(1.96)%	(1.78)%	0.70%	0.70%	0.88%	1.42%	1.42%	1.79%

Total returns for the periods since inception are calculated from the inception date of each Fund (9/22/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (9/25/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell Top 200 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Index (the “Index”). The Index is a float-adjusted capitalization-weighted index that measures the performance of the largest capitalization sector of the U.S. equity market. The Index includes securities issued by the approximately 200 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (12.87)%, net of fees, while the total return for the Index was (12.82)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.63%

Technology	15.35

Communications	13.39

Energy	12.51

Financial	12.28

Industrial	9.85

Consumer Cyclical	7.82

Utilities	2.58

Basic Materials	2.45

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.33%

Apple Inc.	4.26

International Business Machines Corp.	2.56

Chevron Corp.	2.25

Microsoft Corp.	2.23

Procter & Gamble Co. (The)	2.13

Johnson & Johnson	2.11

AT&T Inc.	2.04

General Electric Co.	1.96

Pfizer Inc.	1.69

TOTAL	25.56%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Growth Index (the “Growth Index”). The Growth Index is a style factor weighted index that measures the performance of the largest capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Top 200® Index and measures the performance of equity securities of Russell Top 200® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2011, the total return for the Growth Fund was (10.02)%, net of fees, while the total return for the Growth Index was (9.95)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Technology	25.82%

Consumer Non-Cyclical	24.03

Communications	12.05

Industrial	10.92

Energy	10.88

Consumer Cyclical	10.51

Basic Materials	3.07

Financial	2.62

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Apple Inc.	8.41%

Exxon Mobil Corp.	6.30

International Business Machines Corp.	5.06

Microsoft Corp.	4.41

Coca-Cola Co. (The)	3.19

Google Inc. Class A	3.09

Oracle Corp.	2.63

Philip Morris International Inc.	2.40

PepsiCo Inc.	2.34

McDonald’s Corp.	2.17

TOTAL	40.00%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Value Index (the “Value Index”). The Value Index is a style factor weighted index that measures the performance of the largest capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Top 200® Index and measures the performance of equity securities of Russell Top 200® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2011, the total return for the Value Fund was (15.63)%, net of fees, while the total return for the Value Index was (15.58)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.21%

Financial	22.19

Communications	14.76

Energy	14.19

Industrial	8.75

Utilities	5.24

Consumer Cyclical	5.07

Technology	4.60

Basic Materials	1.82

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Chevron Corp.	4.30%

AT&T Inc.	4.14

Procter & Gamble Co. (The)	4.03

General Electric Co.	3.96

Pfizer Inc.	3.42

Johnson & Johnson	3.41

Berkshire Hathaway Inc. Class B	3.05

JPMorgan Chase & Co.	2.93

Intel Corp.	2.77

Wells Fargo & Co.	2.70

TOTAL	34.71%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of September 30, 2011

	Average Annual Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	0.77%	0.81%	0.91%	(0.99)%	(0.99)%	(0.91)%	3.16%	3.18%	3.28%
Russell 1000 Growth	3.58%	3.64%	3.78%	1.46%	1.46%	1.62%	2.82%	2.84%	3.01%
Russell 1000 Value	(2.05)%	(2.00)%	(1.89)%	(3.62)%	(3.62)%	(3.53)%	3.21%	3.23%	3.36%

	Cumulative Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	0.77%	0.81%	0.91%	(4.86)%	(4.84)%	(4.47)%	36.51%	36.77%	38.05%
Russell 1000 Growth	3.58%	3.64%	3.78%	7.50%	7.52%	8.36%	32.03%	32.27%	34.51%
Russell 1000 Value	(2.05)%	(2.00)%	(1.89)%	(16.84)%	(16.85)%	(16.45)%	37.14%	37.47%	39.10%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (14.61)%, net of fees, while the total return for the Index was (14.58)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.24%

Financial	13.96

Technology	13.82

Communications	11.40

Energy	11.11

Industrial	10.59

Consumer Cyclical	9.33

Utilities	4.05

Basic Materials	3.34

Diversified	0.04

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.06%

Apple Inc.	3.02

International Business Machines Corp.	1.82

Chevron Corp.	1.59

Microsoft Corp.	1.58

Procter & Gamble Co. (The)	1.51

Johnson & Johnson	1.50

AT&T Inc.	1.45

General Electric Co.	1.38

Pfizer Inc.	1.20

TOTAL	18.11%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 1000® Index and measures the performance of equity securities of Russell 1000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2011, the total return for the Growth Fund was (12.53)%, net of fees, while the total return for the Growth Index was (12.48)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.74%

Technology	22.59

Consumer Cyclical	12.17

Industrial	11.96

Communications	11.21

Energy	10.42

Basic Materials	4.31

Financial	3.42

Utilities	0.09

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Apple Inc.	5.99%

Exxon Mobil Corp.	4.49

International Business Machines Corp.	3.60

Microsoft Corp.	3.14

Coca-Cola Co. (The)	2.27

Google Inc. Class A	2.20

Oracle Corp.	1.88

Philip Morris International Inc.	1.71

PepsiCo Inc.	1.66

McDonald’s Corp.	1.55

TOTAL	28.49%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 1000® Index and measures the performance of equity securities of Russell 1000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2011, the total return for the Value Fund was (16.66)%, net of fees, while the total return for the Value Index was (16.62)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	24.66%

Consumer Non-Cyclical	20.73

Energy	11.82

Communications	11.60

Industrial	9.17

Utilities	8.08

Consumer Cyclical	6.44

Technology	4.93

Basic Materials	2.36

Diversified	0.08

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Chevron Corp.	3.03%

AT&T Inc.	2.91

Procter & Gamble Co. (The)	2.84

General Electric Co.	2.79

Pfizer Inc.	2.41

Johnson & Johnson	2.40

Berkshire Hathaway Inc. Class B	2.15

JPMorgan Chase & Co.	2.06

Intel Corp.	1.95

Wells Fargo & Co.	1.90

TOTAL	24.44%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overviews

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of September 30, 2011

	Average Annual Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	(3.55)%	(3.41)%	(3.53)%	(0.98)%	(0.98)%	(1.02)%	6.05%	6.11%	6.12%
Russell 2000 Growth	(1.13)%	(0.98)%	(1.12)%	0.95%	0.99%	0.96%	5.34%	5.45%	5.45%
Russell 2000 Value	(6.12)%	(5.99)%	(5.99)%	(3.14)%	(3.13)%	(3.08)%	6.30%	6.33%	6.47%

	Cumulative Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	(3.55)%	(3.41)%	(3.53)%	(4.82)%	(4.79)%	(4.98)%	79.89%	80.99%	81.16%
Russell 2000 Growth	(1.13)%	(0.98)%	(1.12)%	4.84%	5.04%	4.88%	68.20%	69.93%	70.06%
Russell 2000 Value	(6.12)%	(5.99)%	(5.99)%	(14.76)%	(14.69)%	(14.47)%	84.14%	84.68%	87.18%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (23.09)%, net of fees, while the total return for the Index was (23.12)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	21.12%

Consumer Non-Cyclical	20.92

Consumer Cyclical	13.60

Industrial	13.35

Technology	9.89

Communications	7.22

Energy	5.52

Utilities	4.09

Basic Materials	4.06

Diversified	0.08

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
NetLogic Microsystems Inc.	0.34%

Home Properties Inc.	0.28

National Retail Properties Inc.	0.26

American Campus Communities Inc.	0.26

Nicor Inc.	0.26

Jack Henry & Associates Inc.	0.26

MFA Financial Inc.	0.26

HealthSpring Inc.	0.25

Clean Harbors Inc.	0.25

Cepheid Inc.	0.25

TOTAL	2.67%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 2000® Index and measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2011, the total return for the Growth Fund was (22.67)%, net of fees, while the total return for the Growth Index was (22.71)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	29.54%

Consumer Cyclical	15.53

Technology	14.20

Industrial	13.71

Communications	8.84

Energy	7.35

Financial	7.03

Basic Materials	3.42

Utilities	0.14

Diversified	0.10

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
NetLogic Microsystems Inc.	0.68%

Home Properties Inc.	0.56

Jack Henry & Associates Inc.	0.51

Clean Harbors Inc.	0.49

Cepheid Inc.	0.49

Tanger Factory Outlet Centers Inc.	0.46

Nu Skin Enterprises Inc. Class A	0.46

Mid-America Apartment Communities Inc.	0.45

Signature Bank	0.45

Cubist Pharmaceuticals Inc.	0.44

TOTAL	4.99%

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 2000® Index and measures the performance of equity securities of Russell 2000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2011, the total return for the Value Fund was (23.57)%, net of fees, while the total return for the Value Index was (23.56)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	35.30%

Industrial	12.97

Consumer Non-Cyclical	12.22

Consumer Cyclical	11.62

Utilities	8.04

Technology	5.58

Communications	5.56

Basic Materials	4.69

Energy	3.67

Diversified	0.07

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
National Retail Properties Inc.	0.53%

Nicor Inc.	0.52

MFA Financial Inc.	0.52

ProAssurance Corp.	0.45

BioMed Realty Trust Inc.	0.45

Cleco Corp.	0.43

Piedmont Natural Gas Co.	0.43

WGL Holdings Inc.	0.41

Alaska Air Group Inc.	0.39

Hatteras Financial Corp.	0.39

TOTAL	4.52%

FUND PERFORMANCE OVERVIEWS	15

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
Russell Top 200
Actual	$1,000.00	$871.30	0.15%	$0.70
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76
Russell Top 200 Growth
Actual	1,000.00	899.80	0.20	0.95
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell Top 200 Value
Actual	1,000.00	843.70	0.20	0.92
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 1000
Actual	1,000.00	853.90	0.15	0.70
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
Russell 1000 Growth
Actual	$1,000.00	$874.70	0.20%	$0.94
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 1000 Value
Actual	1,000.00	833.40	0.20	0.92
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 2000
Actual	1,000.00	769.10	0.20	0.88
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 2000 Growth
Actual	1,000.00	773.30	0.25	1.11
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell 2000 Value
Actual	1,000.00	764.30	0.25	1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26

a	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.86%

AEROSPACE & DEFENSE – 2.15%
Boeing Co. (The)	8,085	$489,223
General Dynamics Corp.	3,631	206,568
Lockheed Martin Corp.	3,128	227,218
Northrop Grumman Corp.	3,027	157,888
Raytheon Co.	3,893	159,107
United Technologies Corp.	10,017	704,796

		1,944,800

AGRICULTURE – 2.76%
Altria Group Inc.	22,917	614,405
Archer-Daniels-Midland Co.	7,386	183,247
Monsanto Co.	5,874	352,675
Philip Morris International Inc.	19,459	1,213,852
Reynolds American Inc.	3,663	137,289

		2,501,468

APPAREL – 0.55%
Coach Inc.	3,209	166,322
Nike Inc. Class B	3,902	333,660

		499,982

AUTO MANUFACTURERS – 0.77%
Ford Motor Co.[a]	40,822	394,749
General Motors Co.[a]	8,307	167,635
PACCAR Inc.	3,994	135,077

		697,461

AUTO PARTS & EQUIPMENT – 0.22%
Johnson Controls Inc.	7,415	195,534

		195,534

BANKS – 7.10%
Bank of America Corp.	110,904	678,733
Bank of New York Mellon Corp. (The)	13,571	252,285
BB&T Corp.	7,609	162,300
Capital One Financial Corp.	5,018	198,863
Citigroup Inc.	31,799	814,690
Goldman Sachs Group Inc. (The)	5,669	536,004
JPMorgan Chase & Co.	43,479	1,309,588
Morgan Stanley	16,881	227,894
PNC Financial Services Group Inc. (The)[b]	5,752	277,189
State Street Corp.	5,509	177,169
U.S. Bancorp	21,099	496,670

Security	Shares	Value
Wells Fargo & Co.	53,821	$1,298,163

		6,429,548

BEVERAGES – 2.80%
Coca-Cola Co. (The)	21,617	1,460,445
PepsiCo Inc.	17,296	1,070,622

		2,531,067

BIOTECHNOLOGY – 1.24%
Amgen Inc.	10,179	559,336
Biogen Idec Inc.[a]	2,641	246,009
Celgene Corp.[a]	5,058	313,192

		1,118,537

CHEMICALS – 1.56%
Air Products and Chemicals Inc.	2,316	176,873
Dow Chemical Co. (The)	12,848	288,566
E.I. du Pont de Nemours and Co.	10,175	406,695
LyondellBasell Industries NV Class A	3,421	83,575
Mosaic Co. (The)	3,011	147,448
Praxair Inc.	3,316	309,980

		1,413,137

COMMERCIAL SERVICES – 1.18%
MasterCard Inc. Class A	1,176	372,980
McKesson Corp.	2,755	200,289
Visa Inc. Class A	5,727	490,918

		1,064,187

COMPUTERS – 8.96%
Accenture PLC Class A	7,075	372,711
Apple Inc.[a]	10,117	3,856,398
Cognizant Technology Solutions Corp. Class Aa	3,325	208,477
Dell Inc.[a]	17,911	253,441
EMC Corp.[a]	22,534	472,989
Hewlett-Packard Co.	21,728	487,794
International Business Machines Corp.	13,252	2,319,497
NetApp Inc.[a]	4,016	136,303

		8,107,610

COSMETICS & PERSONAL CARE – 2.78%
Colgate-Palmolive Co.	5,355	474,882
Estee Lauder Companies Inc. (The) Class A	1,233	108,307
Procter & Gamble Co. (The)	30,541	1,929,580

		2,512,769

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2011

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.23%
American Express Co.	11,505	$516,574
BlackRock Inc.[b]	935	138,389
Charles Schwab Corp. (The)	11,432	128,839
CME Group Inc.	733	180,611
Franklin Resources Inc.	1,583	151,398

		1,115,811

ELECTRIC – 2.58%
American Electric Power Co. Inc.	5,265	200,175
Dominion Resources Inc.	6,293	319,496
Duke Energy Corp.	14,550	290,854
Exelon Corp.	7,239	308,454
FirstEnergy Corp.	4,571	205,284
NextEra Energy Inc.	4,612	249,140
PG&E Corp.	4,349	184,006
Public Service Enterprise Group Inc.	5,529	184,503
Southern Co.	9,304	394,210

		2,336,122

ELECTRICAL COMPONENTS & EQUIPMENT – 0.38%
Emerson Electric Co.	8,239	340,353

		340,353

ELECTRONICS – 0.23%
Thermo Fisher Scientific Inc.[a]	4,189	212,131

		212,131

ENVIRONMENTAL CONTROL – 0.19%
Waste Management Inc.	5,182	168,726

		168,726

FOOD – 1.47%
General Mills Inc.	6,977	268,405
Kellogg Co.	2,689	143,028
Kraft Foods Inc. Class A	18,089	607,429
Kroger Co. (The)	6,628	145,551
Sysco Corp.	6,377	165,164

		1,329,577

HEALTH CARE – PRODUCTS – 3.71%
Baxter International Inc.	6,234	349,977
Becton, Dickinson and Co.	2,391	175,308
Covidien PLC	5,418	238,934
Johnson & Johnson	29,992	1,910,790
Medtronic Inc.	11,726	389,772
St. Jude Medical Inc.	3,594	130,067

Security	Shares	Value
Stryker Corp.	3,426	$161,467

		3,356,315

HEALTH CARE – SERVICES – 1.09%
Aetna Inc.	4,148	150,780
HCA Holdings Inc.[a]	1,451	29,252
UnitedHealth Group Inc.	11,862	547,075
WellPoint Inc.	4,013	261,969

		989,076

HOUSEHOLD PRODUCTS & WARES – 0.34%
Kimberly-Clark Corp.	4,294	304,917

		304,917

INSURANCE – 3.36%
ACE Ltd.	3,687	223,432
Aflac Inc.	5,112	178,664
Allstate Corp. (The)	5,715	135,388
American International Group Inc.[a]	4,830	106,019
Berkshire Hathaway Inc. Class Ba	19,154	1,360,700
Chubb Corp. (The)	3,197	191,788
Loews Corp.	3,485	120,407
MetLife Inc.	8,976	251,418
Prudential Financial Inc.	5,312	248,920
Travelers Companies Inc. (The)	4,578	223,086

		3,039,822

INTERNET – 3.55%
Amazon.com Inc.[a]	3,977	859,947
eBay Inc.[a]	12,628	372,400
Google Inc. Class Aa	2,753	1,416,088
Priceline.com Inc.[a]	545	244,956
Symantec Corp.[a]	8,257	134,589
Yahoo! Inc.[a]	14,240	187,398

		3,215,378

LEISURE TIME – 0.16%
Carnival Corp.	4,660	141,198

		141,198

LODGING – 0.18%
Las Vegas Sands Corp.[a]	4,286	164,325

		164,325

MACHINERY – 1.10%
Caterpillar Inc.	7,060	521,310
Cummins Inc.	2,145	175,161

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2011

Security	Shares	Value
Deere & Co.	4,587	$296,183

		992,654

MANUFACTURING – 3.72%
3M Co.	7,780	558,526
Danaher Corp.	6,002	251,724
General Electric Co.	116,040	1,768,449
Honeywell International Inc.	8,624	378,680
Illinois Tool Works Inc.	4,875	202,800
Tyco International Ltd.	5,125	208,844

		3,369,023

MEDIA – 3.41%
CBS Corp. Class B NVS	7,309	148,957
Comcast Corp. Class A	30,186	630,887
DIRECTV Class Aa	8,414	355,492
News Corp. Class A NVS	25,152	389,102
Thomson Reuters Corp.	4,111	111,162
Time Warner Cable Inc.	3,676	230,375
Time Warner Inc.	11,736	351,728
Viacom Inc. Class B NVS	6,395	247,742
Walt Disney Co. (The)	20,690	624,010

		3,089,455

METAL FABRICATE & HARDWARE – 0.27%
Precision Castparts Corp.	1,568	243,761

		243,761

MINING – 0.89%
Alcoa Inc.	11,625	111,251
Freeport-McMoRan Copper & Gold Inc.	10,384	316,193
Newmont Mining Corp.	5,332	335,383
Southern Copper Corp.	1,860	46,481

		809,308

OIL & GAS – 10.46%
Anadarko Petroleum Corp.	5,438	342,866
Apache Corp.	4,191	336,286
Chesapeake Energy Corp.	7,188	183,653
Chevron Corp.	21,995	2,034,977
ConocoPhillips	15,467	979,371
Devon Energy Corp.	4,623	256,299
EOG Resources Inc.	2,934	208,343
Exxon Mobil Corp.	53,897	3,914,539
Hess Corp.	3,316	173,957
Marathon Oil Corp.	7,782	167,936

Security	Shares	Value
Marathon Petroleum Corp.	3,891	$105,291
Occidental Petroleum Corp.	8,898	636,207
Southwestern Energy Co.[a]	3,802	126,721

		9,466,446

OIL & GAS SERVICES – 1.82%
Baker Hughes Inc.	4,750	219,260
Halliburton Co.	10,000	305,200
National Oilwell Varco Inc.	4,624	236,841
Schlumberger Ltd.	14,848	886,871

		1,648,172

PHARMACEUTICALS – 6.27%
Abbott Laboratories	17,007	869,738
Allergan Inc.	3,331	274,408
Bristol-Myers Squibb Co.	18,677	586,084
Cardinal Health Inc.	3,832	160,484
Eli Lilly and Co.	11,199	414,027
Express Scripts Inc.[a]	5,336	197,806
Gilead Sciences Inc.[a]	8,602	333,758
Medco Health Solutions Inc.[a]	4,369	204,862
Merck & Co. Inc.	33,774	1,104,748
Pfizer Inc.	86,452	1,528,471

		5,674,386

PIPELINES – 0.23%
Kinder Morgan Inc.	1,870	48,414
Williams Companies Inc. (The)	6,428	156,458

		204,872

REAL ESTATE INVESTMENT TRUSTS – 0.58%
Public Storage	1,535	170,922
Simon Property Group Inc.	3,215	353,586

		524,508

RETAIL – 5.95%
Costco Wholesale Corp.	4,786	393,026
CVS Caremark Corp.	14,849	498,629
Home Depot Inc. (The)	17,495	575,061
Kohl’s Corp.	2,946	144,649
Lowe’s Companies Inc.	14,230	275,208
McDonald’s Corp.	11,353	997,021
Starbucks Corp.	8,192	305,480
Target Corp.	7,553	370,399
TJX Companies Inc. (The)	4,220	234,083
Wal-Mart Stores Inc.	19,417	1,007,742

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2011

Security	Shares	Value
Walgreen Co.	10,005	$329,065
Yum! Brands Inc.	5,088	251,296

		5,381,659

SEMICONDUCTORS – 2.12%
Applied Materials Inc.	14,407	149,112
Broadcom Corp. Class Aa	5,859	195,046
Intel Corp.	58,014	1,237,439
Texas Instruments Inc.	12,727	339,175

		1,920,772

SOFTWARE – 4.27%
Adobe Systems Inc.[a]	5,513	133,249
Automatic Data Processing Inc.	5,461	257,486
Microsoft Corp.	81,195	2,020,943
Oracle Corp.	42,027	1,207,856
Salesforce.com Inc.[a]	1,463	167,192
VMware Inc. Class Aa	926	74,432

		3,861,158

TELECOMMUNICATIONS – 6.42%
American Tower Corp. Class Aa	4,335	233,223
AT&T Inc.	64,796	1,847,982
CenturyLink Inc.	6,685	221,407
Cisco Systems Inc.	60,185	932,266
Corning Inc.	17,157	212,061
Juniper Networks Inc.[a]	5,824	100,522
Motorola Solutions Inc.	3,288	137,767
QUALCOMM Inc.	18,269	888,421
Sprint Nextel Corp.[a]	32,696	99,396
Verizon Communications Inc.	30,956	1,139,181

		5,812,226

TRANSPORTATION – 1.81%
CSX Corp.	12,052	225,011
FedEx Corp.	3,450	233,496
Norfolk Southern Corp.	3,860	235,537
Union Pacific Corp.	5,374	438,895
United Parcel Service Inc. Class B	8,046	508,105

		1,641,044

TOTAL COMMON STOCKS
(Cost: $102,755,275)		90,369,295

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[b,c]	58,046	$58,046

		58,046

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,046)		58,046

TOTAL INVESTMENTS IN SECURITIES – 99.93%
(Cost: $102,813,321)		90,427,341

Other Assets, Less Liabilities – 0.07%		65,048

NET ASSETS – 100.00%		$90,492,389

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.90%

AEROSPACE & DEFENSE – 2.83%
Boeing Co. (The)	60,061	$3,634,291
Lockheed Martin Corp.	22,920	1,664,909
United Technologies Corp.	79,412	5,587,428

		10,886,628

AGRICULTURE – 4.26%
Altria Group Inc.	143,232	3,840,050
Monsanto Co.	49,158	2,951,446
Philip Morris International Inc.	147,616	9,208,286
Reynolds American Inc.	9,379	351,525

		16,351,307

APPAREL – 1.09%
Coach Inc.	26,928	1,395,678
Nike Inc. Class B	32,745	2,800,025

		4,195,703

AUTO MANUFACTURERS – 0.78%
Ford Motor Co.[a]	191,715	1,853,884
PACCAR Inc.	33,521	1,133,680

		2,987,564

AUTO PARTS & EQUIPMENT – 0.11%
Johnson Controls Inc.	15,730	414,800

		414,800

BANKS – 0.20%
Wells Fargo & Co.	31,595	762,071

		762,071

BEVERAGES – 5.52%
Coca-Cola Co. (The)	181,200	12,241,872
PepsiCo Inc.	144,974	8,973,891

		21,215,763

BIOTECHNOLOGY – 1.22%
Biogen Idec Inc.[a]	22,162	2,064,391
Celgene Corp.[a]	42,447	2,628,318

		4,692,709

CHEMICALS – 2.28%
Air Products and Chemicals Inc.	19,434	1,484,174
E.I. du Pont de Nemours and Co.	85,178	3,404,565
LyondellBasell Industries NV Class A	1,951	47,663
Mosaic Co. (The)	25,271	1,237,521

Security	Shares	Value
Praxair Inc.	27,825	$2,601,081

		8,775,004

COMMERCIAL SERVICES – 1.60%
MasterCard Inc. Class A	9,838	3,120,220
McKesson Corp.	23,124	1,681,115
Visa Inc. Class A	15,492	1,327,974

		6,129,309

COMPUTERS – 16.48%
Accenture PLC Class A	59,216	3,119,499
Apple Inc.[a]	84,817	32,330,544
Cognizant Technology Solutions Corp. Class Aa	27,905	1,749,643
Dell Inc.[a]	110,629	1,565,400
EMC Corp.[a]	188,714	3,961,107
International Business Machines Corp.	111,088	19,443,733
NetApp Inc.[a]	33,741	1,145,170

		63,315,096

COSMETICS & PERSONAL CARE – 1.45%
Colgate-Palmolive Co.	40,446	3,586,751
Estee Lauder Companies Inc. (The) Class A	10,352	909,320
Procter & Gamble Co. (The)	17,154	1,083,790

		5,579,861

DIVERSIFIED FINANCIAL SERVICES – 1.44%
American Express Co.	58,301	2,617,715
BlackRock Inc.[b]	3,883	574,723
Charles Schwab Corp. (The)	96,072	1,082,731
Franklin Resources Inc.	13,288	1,270,864

		5,546,033

ELECTRICAL COMPONENTS & EQUIPMENT – 0.74%
Emerson Electric Co.	68,941	2,847,953

		2,847,953

FOOD – 1.33%
General Mills Inc.	44,148	1,698,373
Kellogg Co.	21,100	1,122,309
Kroger Co. (The)	41,674	915,161
Sysco Corp.	53,514	1,386,013

		5,121,856

HEALTH CARE – PRODUCTS – 3.57%
Baxter International Inc.	47,082	2,643,183
Becton, Dickinson and Co.	20,063	1,471,019
Covidien PLC	24,282	1,070,836

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value
Johnson & Johnson	51,288	$3,267,559
Medtronic Inc.	84,705	2,815,594
St. Jude Medical Inc.	30,163	1,091,599
Stryker Corp.	28,754	1,355,176

		13,714,966

HEALTH CARE – SERVICES – 0.04%
HCA Holdings Inc.[a]	7,430	149,789

		149,789

HOUSEHOLD PRODUCTS & WARES – 0.58%
Kimberly-Clark Corp.	31,565	2,241,431

		2,241,431

INTERNET – 6.24%
Amazon.com Inc.[a]	33,334	7,207,811
eBay Inc.[a]	57,716	1,702,045
Google Inc. Class Aa	23,084	11,873,948
Priceline.com Inc.[a]	4,553	2,046,391
Symantec Corp.[a]	69,299	1,129,574

		23,959,769

LODGING – 0.36%
Las Vegas Sands Corp.[a]	35,970	1,379,090

		1,379,090

MACHINERY – 2.17%
Caterpillar Inc.	59,129	4,366,085
Cummins Inc.	17,999	1,469,798
Deere & Co.	38,494	2,485,558

		8,321,441

MANUFACTURING – 2.86%
3M Co.	57,547	4,131,299
Danaher Corp.	50,368	2,112,434
Honeywell International Inc.	72,182	3,169,512
Illinois Tool Works Inc.	38,209	1,589,494

		11,002,739

MEDIA – 2.58%
CBS Corp. Class B NVS	9,499	193,590
Comcast Corp. Class A	110,284	2,304,935
DIRECTV Class Aa	70,419	2,975,203
Thomson Reuters Corp.	16,270	439,941
Time Warner Cable Inc.	30,854	1,933,620
Viacom Inc. Class B NVS	53,665	2,078,982

		9,926,271

Security	Shares	Value
METAL FABRICATE & HARDWARE – 0.53%
Precision Castparts Corp.	13,157	$2,045,387

		2,045,387

MINING – 0.79%
Freeport-McMoRan Copper & Gold Inc.	86,885	2,645,648
Southern Copper Corp.	15,572	389,145

		3,034,793

OIL & GAS – 8.01%
Anadarko Petroleum Corp.	6,941	437,630
Apache Corp.	10,133	813,072
Chevron Corp.	10,512	972,570
EOG Resources Inc.	24,620	1,748,266
Exxon Mobil Corp.	333,436	24,217,457
Occidental Petroleum Corp.	21,472	1,535,248
Southwestern Energy Co.[a]	31,912	1,063,627

		30,787,870

OIL & GAS SERVICES – 2.79%
Baker Hughes Inc.	15,873	732,698
Halliburton Co.	83,922	2,561,299
Schlumberger Ltd.	124,455	7,433,697

		10,727,694

PHARMACEUTICALS – 4.46%
Abbott Laboratories	133,859	6,845,549
Allergan Inc.	27,954	2,302,851
Cardinal Health Inc.	16,088	673,765
Eli Lilly and Co.	31,034	1,147,327
Express Scripts Inc.[a]	44,776	1,659,846
Gilead Sciences Inc.[a]	72,186	2,800,817
Medco Health Solutions Inc.[a]	36,668	1,719,363

		17,149,518

PIPELINES – 0.07%
Kinder Morgan Inc.	10,686	276,661

		276,661

REAL ESTATE INVESTMENT TRUSTS – 0.98%
Public Storage	12,133	1,351,010
Simon Property Group Inc.	21,983	2,417,690

		3,768,700

RETAIL – 8.17%
Costco Wholesale Corp.	40,068	3,290,384
Home Depot Inc. (The)	88,382	2,905,116
Kohl’s Corp.	20,914	1,026,877

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value
McDonald’s Corp.	95,164	$8,357,303
Starbucks Corp.	68,751	2,563,725
Target Corp.	3,346	164,088
TJX Companies Inc. (The)	35,412	1,964,304
Wal-Mart Stores Inc.	123,691	6,419,563
Walgreen Co.	79,261	2,606,894
Yum! Brands Inc.	42,700	2,108,953

		31,407,207

SEMICONDUCTORS – 0.92%
Applied Materials Inc.	7,647	79,146
Broadcom Corp. Class Aa	49,169	1,636,836
Texas Instruments Inc.	67,626	1,802,233

		3,518,215

SOFTWARE – 8.43%
Adobe Systems Inc.[a]	46,269	1,118,322
Automatic Data Processing Inc.	45,831	2,160,931
Microsoft Corp.	680,621	16,940,657
Oracle Corp.	352,281	10,124,556
Salesforce.com Inc.[a]	12,281	1,403,473
VMware Inc. Class Aa	7,777	625,115

		32,373,054

TELECOMMUNICATIONS – 3.23%
American Tower Corp. Class Aa	36,378	1,957,136
Juniper Networks Inc.[a]	48,905	844,100
QUALCOMM Inc.	153,125	7,446,469
Verizon Communications Inc.	58,641	2,157,989

		12,405,694

TRANSPORTATION – 1.79%
CSX Corp.	101,142	1,888,321
FedEx Corp.	1,676	113,432
Union Pacific Corp.	7,327	598,396
United Parcel Service Inc. Class B	67,387	4,255,489

		6,855,638

TOTAL COMMON STOCKS
(Cost: $393,232,083)		383,867,584

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[b,c]	235,831	$235,831

		235,831

TOTAL SHORT-TERM INVESTMENTS
(Cost: $235,831)		235,831

TOTAL INVESTMENTS IN SECURITIES – 99.96%
(Cost: $393,467,914)		384,103,415

Other Assets, Less Liabilities – 0.04%		146,944

NET ASSETS – 100.00%		$384,250,359

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.83%

AEROSPACE & DEFENSE – 1.45%
Boeing Co. (The)	2,876	$174,027
General Dynamics Corp.	11,470	652,528
Lockheed Martin Corp.	1,253	91,018
Northrop Grumman Corp.	9,574	499,380
Raytheon Co.	12,304	502,865
United Technologies Corp.	1,709	120,245

		2,040,063

AGRICULTURE – 1.23%
Altria Group Inc.	18,370	492,500
Archer-Daniels-Midland Co.	23,338	579,016
Philip Morris International Inc.	5,825	363,363
Reynolds American Inc.	8,031	301,002

		1,735,881

AUTO MANUFACTURERS – 0.76%
Ford Motor Co.[a]	56,492	546,278
General Motors Co.[a]	26,253	529,785

		1,076,063

AUTO PARTS & EQUIPMENT – 0.33%
Johnson Controls Inc.	17,510	461,739

		461,739

BANKS – 14.19%
Bank of America Corp.	349,758	2,140,519
Bank of New York Mellon Corp. (The)	42,862	796,805
BB&T Corp.	24,059	513,178
Capital One Financial Corp.	15,854	628,294
Citigroup Inc.	100,306	2,569,840
Goldman Sachs Group Inc. (The)	17,870	1,689,609
JPMorgan Chase & Co.	137,160	4,131,259
Morgan Stanley	53,323	719,861
PNC Financial Services Group Inc. (The)[b]	18,165	875,371
State Street Corp.	17,409	559,873
U.S. Bancorp	66,501	1,565,434
Wells Fargo & Co.	157,900	3,808,548

		19,998,591

BIOTECHNOLOGY – 1.25%
Amgen Inc.	32,091	1,763,400

		1,763,400

CHEMICALS – 0.82%
Dow Chemical Co. (The)	40,576	911,337

Security	Shares	Value
LyondellBasell Industries NV Class A	10,061	$245,790

		1,157,127

COMMERCIAL SERVICES – 0.74%
Visa Inc. Class A	12,220	1,047,498

		1,047,498

COMPUTERS – 1.24%
Dell Inc.[a]	14,916	211,062
Hewlett-Packard Co.	68,585	1,539,733

		1,750,795

COSMETICS & PERSONAL CARE – 4.14%
Colgate-Palmolive Co.	1,652	146,499
Procter & Gamble Co. (The)	89,892	5,679,377

		5,825,876

DIVERSIFIED FINANCIAL SERVICES – 1.02%
American Express Co.	14,330	643,417
BlackRock Inc.[b]	1,490	220,535
CME Group Inc.	2,316	570,662

		1,434,614

ELECTRIC – 5.24%
American Electric Power Co. Inc.	16,637	632,539
Dominion Resources Inc.	19,874	1,009,003
Duke Energy Corp.	45,952	918,581
Exelon Corp.	22,863	974,193
FirstEnergy Corp.	14,441	648,545
NextEra Energy Inc.	14,566	786,855
PG&E Corp.	13,743	581,466
Public Service Enterprise Group Inc.	17,471	583,007
Southern Co.	29,309	1,241,822

		7,376,011

ELECTRONICS – 0.48%
Thermo Fisher Scientific Inc.[a]	13,233	670,119

		670,119

ENVIRONMENTAL CONTROL – 0.38%
Waste Management Inc.	16,380	533,333

		533,333

FOOD – 1.61%
General Mills Inc.	5,414	208,277
Kellogg Co.	547	29,095
Kraft Foods Inc. Class A	57,036	1,915,269
Kroger Co. (The)	5,268	115,685

		2,268,326

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value
HEALTH CARE – PRODUCTS – 3.85%
Baxter International Inc.	1,961	$110,091
Covidien PLC	7,964	351,212
Johnson & Johnson	75,315	4,798,319
Medtronic Inc.	5,055	168,028

		5,427,650

HEALTH CARE – SERVICES – 2.17%
Aetna Inc.	13,110	476,548
HCA Holdings Inc.[a]	1,774	35,764
UnitedHealth Group Inc.	37,397	1,724,750
WellPoint Inc.	12,674	827,359

		3,064,421

HOUSEHOLD PRODUCTS & WARES – 0.08%
Kimberly-Clark Corp.	1,687	119,794

		119,794

INSURANCE – 6.81%
ACE Ltd.	11,649	705,929
Aflac Inc.	16,154	564,582
Allstate Corp. (The)	18,029	427,107
American International Group Inc.[a]	15,236	334,430
Berkshire Hathaway Inc. Class Ba	60,424	4,292,521
Chubb Corp. (The)	10,102	606,019
Loews Corp.	10,923	377,390
MetLife Inc.	28,351	794,112
Prudential Financial Inc.	16,779	786,264
Travelers Companies Inc. (The)	14,461	704,685

		9,593,039

INTERNET – 0.80%
eBay Inc.[a]	18,071	532,914
Yahoo! Inc.[a]	44,990	592,068

		1,124,982

LEISURE TIME – 0.32%
Carnival Corp.	14,733	446,410

		446,410

MANUFACTURING – 4.60%
3M Co.	2,867	205,822
General Electric Co.	366,071	5,578,922
Illinois Tool Works Inc.	1,012	42,099
Tyco International Ltd.	16,192	659,824

		6,486,667

Security	Shares	Value
MEDIA – 4.26%
CBS Corp. Class B NVS	19,483	$397,063
Comcast Corp. Class A	53,689	1,122,100
News Corp. Class A NVS	79,238	1,225,812
Thomson Reuters Corp.	6,844	185,062
Time Warner Inc.	36,961	1,107,721
Walt Disney Co. (The)	65,242	1,967,699

		6,005,457

MINING – 1.00%
Alcoa Inc.	36,672	350,951
Newmont Mining Corp.	16,787	1,055,902

		1,406,853

OIL & GAS – 12.98%
Anadarko Petroleum Corp.	14,562	918,134
Apache Corp.	9,425	756,262
Chesapeake Energy Corp.	22,710	580,240
Chevron Corp.	65,433	6,053,861
ConocoPhillips	48,790	3,089,383
Devon Energy Corp.	14,601	809,479
Exxon Mobil Corp.	44,549	3,235,594
Hess Corp.	10,478	549,676
Marathon Oil Corp.	24,595	530,760
Marathon Petroleum Corp.	12,275	332,162
Occidental Petroleum Corp.	19,978	1,428,427

		18,283,978

OIL & GAS SERVICES – 0.83%
Baker Hughes Inc.	9,041	417,332
National Oilwell Varco Inc.	14,604	748,017

		1,165,349

PHARMACEUTICALS – 8.13%
Abbott Laboratories	3,269	167,177
Bristol-Myers Squibb Co.	58,885	1,847,811
Cardinal Health Inc.	6,043	253,081
Eli Lilly and Co.	23,604	872,640
Merck & Co. Inc.	106,540	3,484,923
Pfizer Inc.	272,725	4,821,778

		11,447,410

PIPELINES – 0.39%
Kinder Morgan Inc.	1,875	48,544
Williams Companies Inc. (The)	20,316	494,491

		543,035

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 0.17%
Public Storage	281	$31,289
Simon Property Group Inc.	1,851	203,573

		234,862

RETAIL – 3.66%
CVS Caremark Corp.	46,802	1,571,611
Home Depot Inc. (The)	21,902	719,919
Kohl’s Corp.	1,432	70,311
Lowe’s Companies Inc.	44,942	869,178
Target Corp.	22,526	1,104,675
Wal-Mart Stores Inc.	14,702	763,034
Walgreen Co.	1,756	57,755

		5,156,483

SEMICONDUCTORS – 3.36%
Applied Materials Inc.	42,584	440,745
Intel Corp.	183,010	3,903,603
Texas Instruments Inc.	14,611	389,383

		4,733,731

TELECOMMUNICATIONS – 9.70%
AT&T Inc.	204,411	5,829,802
CenturyLink Inc.	21,119	699,461
Cisco Systems Inc.	189,850	2,940,776
Corning Inc.	54,203	669,949
Motorola Solutions Inc.	10,371	434,545
Sprint Nextel Corp.[a]	103,140	313,546
Verizon Communications Inc.	75,582	2,781,418

		13,669,497

TRANSPORTATION – 1.84%
FedEx Corp.	10,266	694,803
Norfolk Southern Corp.	12,194	744,078
Union Pacific Corp.	14,171	1,157,345

		2,596,226

TOTAL COMMON STOCKS
(Cost: $160,368,130)		140,645,280

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	79,918	$79,918

		79,918

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,918)		79,918

TOTAL INVESTMENTS IN SECURITIES – 99.89%
(Cost: $160,448,048)		140,725,198

Other Assets, Less Liabilities – 0.11%		157,021

NET ASSETS – 100.00%		$140,882,219

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$7,385,611	0.13%

		7,385,611	0.13

AEROSPACE & DEFENSE
Boeing Co. (The)	358,870	21,715,224	0.38
United Technologies Corp.	444,511	31,275,794	0.55
Other securities[a]		53,172,926	0.94

		106,163,944	1.87

AGRICULTURE
Altria Group Inc.	1,017,150	27,269,791	0.48
Philip Morris International Inc.	863,421	53,860,202	0.95
Other securities[a]		41,711,176	0.74

		122,841,169	2.17

AIRLINES
Other securities[a]		10,715,431	0.19

		10,715,431	0.19

APPAREL
Other securities[a]		35,115,028	0.62

		35,115,028	0.62

AUTO MANUFACTURERS
Other securities[a]		33,407,926	0.59

		33,407,926	0.59

AUTO PARTS & EQUIPMENT
Other securities[a]		21,466,284	0.38

		21,466,284	0.38

BANKS
Bank of America Corp.	4,921,747	30,121,092	0.53
Citigroup Inc.	1,411,027	36,150,512	0.64
Goldman Sachs Group Inc. (The)	251,585	23,787,362	0.42
JPMorgan Chase & Co.	1,929,205	58,107,655	1.02
PNC Financial Services Group Inc. (The)[b]	255,192	12,297,702	0.22
U.S. Bancorp	936,501	22,045,234	0.39
Wells Fargo & Co.	2,388,088	57,600,683	1.02
Other securities[a]		85,656,765	1.51

		325,767,005	5.75

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	959,145	$64,799,836	1.14%
PepsiCo Inc.	767,429	47,503,855	0.84
Other securities[a]		24,230,352	0.43

		136,534,043	2.41

BIOTECHNOLOGY
Amgen Inc.	451,816	24,827,289	0.44
Other securities[a]		47,944,531	0.84

		72,771,820	1.28

BUILDING MATERIALS
Other securities[a]		4,965,390	0.09

		4,965,390	0.09

CHEMICALS
Other securities[a]		109,525,251	1.93

		109,525,251	1.93

COAL
Other securities[a]		13,409,739	0.24

		13,409,739	0.24

COMMERCIAL SERVICES
Visa Inc. Class A	254,213	21,791,138	0.38
Other securities[a]		70,812,983	1.25

		92,604,121	1.63

COMPUTERS
Apple Inc.[c]	448,922	171,120,088	3.02
International Business Machines Corp.	587,996	102,916,940	1.82
Other securities[a]		115,755,468	2.03

		389,792,496	6.87

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,355,101	85,615,281	1.51
Other securities[a]		29,970,375	0.53

		115,585,656	2.04

DISTRIBUTION & WHOLESALE
Other securities[a]		17,406,146	0.31

		17,406,146	0.31

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	510,627	22,927,152	0.40
BlackRock Inc.[b]	41,523	6,145,819	0.11
Other securities[a]		70,738,300	1.25

		99,811,271	1.76

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$205,442,374	3.62%

		205,442,374	3.62

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		24,463,542	0.43

		24,463,542	0.43

ELECTRONICS
Other securities[a]		41,392,011	0.73

		41,392,011	0.73

ENERGY – ALTERNATE SOURCES
Other securities[a]		2,715,424	0.05

		2,715,424	0.05

ENGINEERING & CONSTRUCTION
Other securities[a]		13,167,115	0.23

		13,167,115	0.23

ENTERTAINMENT
Other securities[a]		5,528,183	0.10

		5,528,183	0.10

ENVIRONMENTAL CONTROL
Other securities[a]		19,413,181	0.34

		19,413,181	0.34

FOOD
Kraft Foods Inc. Class A	802,825	26,958,864	0.48
Other securities[a]		83,221,378	1.46

		110,180,242	1.94

FOREST PRODUCTS & PAPER
Other securities[a]		20,528,336	0.36

		20,528,336	0.36

GAS
Other securities[a]		20,192,170	0.36

		20,192,170	0.36

HAND & MACHINE TOOLS
Other securities[a]		8,579,297	0.15

		8,579,297	0.15

HEALTH CARE – PRODUCTS
Johnson & Johnson	1,330,756	84,782,465	1.50
Other securities[a]		116,679,850	2.05

		201,462,315	3.55

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	526,495	24,281,950	0.43

Security	Shares	Value	% of Net Assets
Other securities[a]		$49,422,242	0.87%

		73,704,192	1.30

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		2,171,814	0.04

		2,171,814	0.04

HOME BUILDERS
Other securities[a]		6,058,807	0.11

		6,058,807	0.11

HOME FURNISHINGS
Other securities[a]		4,559,422	0.08

		4,559,422	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		32,123,885	0.57

		32,123,885	0.57

HOUSEWARES
Other securities[a]		2,418,647	0.04

		2,418,647	0.04

INSURANCE
Berkshire Hathaway Inc. Class Bc	849,874	60,375,049	1.06
Other securities[a]		156,497,751	2.77

		216,872,800	3.83

INTERNET
Amazon.com Inc.[c]	176,489	38,162,216	0.67
Google Inc. Class Ac	122,188	62,851,063	1.11
Other securities[a]		68,594,531	1.21

		169,607,810	2.99

INVESTMENT COMPANIES
Other securities[a]		2,530,858	0.04

		2,530,858	0.04

IRON & STEEL
Other securities[a]		15,880,430	0.28

		15,880,430	0.28

LEISURE TIME
Other securities[a]		13,671,200	0.24

		13,671,200	0.24

LODGING
Other securities[a]		24,076,654	0.42

		24,076,654	0.42

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
MACHINERY
Caterpillar Inc.	313,323	$23,135,770	0.41%
Other securities[a]		41,098,417	0.72

		64,234,187	1.13

MANUFACTURING
3M Co.	345,315	24,790,164	0.44
General Electric Co.	5,148,700	78,466,188	1.38
Other securities[a]		94,168,270	1.66

		197,424,622	3.48

MEDIA
Comcast Corp. Class A	1,339,750	28,000,775	0.49
Walt Disney Co. (The)	918,278	27,695,264	0.49
Other securities[a]		116,058,690	2.05

		171,754,729	3.03

METAL FABRICATE & HARDWARE
Other securities[a]		13,598,886	0.24

		13,598,886	0.24

MINING
Other securities[a]		43,350,962	0.76

		43,350,962	0.76

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		6,399,291	0.11

		6,399,291	0.11

OIL & GAS
Chevron Corp.	975,914	90,291,563	1.59
ConocoPhillips	686,288	43,455,756	0.77
Exxon Mobil Corp.	2,391,364	173,684,767	3.06
Occidental Petroleum Corp.	394,870	28,233,205	0.50
Other securities[a]		156,843,830	2.77

		492,509,121	8.69

OIL & GAS SERVICES
Schlumberger Ltd.	658,835	39,352,214	0.69
Other securities[a]		54,058,694	0.96

		93,410,908	1.65

PACKAGING & CONTAINERS
Other securities[a]		13,023,309	0.23

		13,023,309	0.23

PHARMACEUTICALS
Abbott Laboratories	754,658	38,593,210	0.68
Bristol-Myers Squibb Co.	828,950	26,012,451	0.46

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	1,498,573	$49,018,323	0.86%
Pfizer Inc.	3,835,892	67,818,571	1.20
Other securities[a]		121,824,892	2.15

		303,267,447	5.35

PIPELINES
Other securities[a]		28,322,164	0.50

		28,322,164	0.50

REAL ESTATE
Other securities[a]		4,606,959	0.08

		4,606,959	0.08

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		132,473,561	2.34

		132,473,561	2.34

RETAIL
CVS Caremark Corp.	659,073	22,131,671	0.39
Home Depot Inc. (The)	776,536	25,524,738	0.45
McDonald’s Corp.	503,765	44,240,642	0.78
Wal-Mart Stores Inc.	861,552	44,714,549	0.79
Other securities[a]		208,934,214	3.68

		345,545,814	6.09

SAVINGS & LOANS
Other securities[a]		9,442,893	0.17

		9,442,893	0.17

SEMICONDUCTORS
Intel Corp.	2,574,117	54,905,916	0.97
Other securities[a]		92,754,557	1.63

		147,660,473	2.60

SHIPBUILDING
Other securities[a]		575,891	0.01

		575,891	0.01

SOFTWARE
Microsoft Corp.	3,602,602	89,668,764	1.58
Oracle Corp.	1,864,779	53,593,748	0.95
Other securities[a]		96,416,034	1.70

		239,678,546	4.23

TELECOMMUNICATIONS
AT&T Inc.	2,874,990	81,994,715	1.45
Cisco Systems Inc.	2,670,479	41,365,720	0.73
QUALCOMM Inc.	810,607	39,419,818	0.70
Verizon Communications Inc.	1,373,541	50,546,309	0.89

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$84,639,597	1.49%

		297,966,159	5.26

TEXTILES
Other securities[a]		2,722,333	0.05

		2,722,333	0.05

TOYS, GAMES & HOBBIES
Other securities[a]		6,284,737	0.11

		6,284,737	0.11

TRANSPORTATION
United Parcel Service Inc.
Class B	357,118	22,552,002	0.40
Other securities[a]		69,971,152	1.23

		92,523,154	1.63

TRUCKING & LEASING
Other securities[a]		698,267	0.01

		698,267	0.01

WATER
Other securities[a]		4,009,834	0.07

		4,009,834	0.07

TOTAL COMMON STOCKS
(Cost: $6,758,995,130)		5,663,493,287	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[b,d,e]	181,486,022	181,486,022	3.20
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[b,d,e]	15,372,440	15,372,440	0.27
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[b,d]	3,697,936	3,697,936	0.07

		200,556,398	3.54

TOTAL SHORT-TERM INVESTMENTS
(Cost: $200,556,398)		200,556,398	3.54

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,959,551,528)		5,864,049,685	103.42

Security	Shares	Value	% of Net Assets
SHORT POSITIONS[f]

COMMON STOCKS
Lone Pine Resources Inc.[c]	(30,846)	$(203,584)	(0.00)%

TOTAL SHORT POSITIONS
(Proceeds: $204,518)		(203,584)	(0.00)

Other Assets, Less Liabilities		(193,710,375)	(3.42)

NET ASSETS		$5,670,135,726	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$25,111,987	0.20%

		25,111,987	0.20

AEROSPACE & DEFENSE
Boeing Co. (The)	1,375,856	83,253,046	0.67
United Technologies Corp.	1,818,635	127,959,158	1.04
Other securities[a]		84,182,549	0.68

		295,394,753	2.39

AGRICULTURE
Altria Group Inc.	3,281,048	87,964,897	0.71
Monsanto Co.	1,126,361	67,626,714	0.55
Philip Morris International Inc.	3,380,398	210,869,227	1.71
Other securities[a]		12,655,054	0.10

		379,115,892	3.07

AIRLINES
Other securities[a]		26,046,630	0.21

		26,046,630	0.21

APPAREL
Nike Inc. Class B	750,372	64,164,310	0.52
Other securities[a]		65,561,629	0.53

		129,725,939	1.05

AUTO MANUFACTURERS
Other securities[a]		73,850,091	0.60

		73,850,091	0.60

AUTO PARTS & EQUIPMENT
Other securities[a]		34,206,106	0.28

		34,206,106	0.28

BANKS
Other securities[a]		17,428,244	0.14

		17,428,244	0.14

BEVERAGES
Coca-Cola Co. (The)	4,149,385	280,332,451	2.27
PepsiCo Inc.	3,319,905	205,502,119	1.66
Other securities[a]		80,663,998	0.65

		566,498,568	4.58

BIOTECHNOLOGY
Celgene Corp.[b]	972,742	60,232,185	0.49

Security	Shares	Value	% of Net Assets
Other securities[a]		$121,328,472	0.98%

		181,560,657	1.47

BUILDING MATERIALS
Other securities[a]		11,222,638	0.09

		11,222,638	0.09

CHEMICALS
E.I. du Pont de Nemours
and Co.	1,951,439	77,999,017	0.63
Praxair Inc.	637,730	59,615,000	0.48
Other securities[a]		232,862,266	1.89

		370,476,283	3.00

COAL
Other securities[a]		48,631,505	0.39

		48,631,505	0.39

COMMERCIAL SERVICES
MasterCard Inc. Class A	225,385	71,483,107	0.58
Other securities[a]		201,644,779	1.63

		273,127,886	2.21

COMPUTERS
Accenture PLC Class A	1,356,745	71,473,327	0.58
Apple Inc.[b]	1,942,183	740,321,316	5.99
EMC Corp.[b]	4,322,640	90,732,214	0.73
International Business Machines Corp.	2,543,818	445,244,465	3.60
Other securities[a]		166,630,057	1.36

		1,514,401,379	12.26

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	926,538	82,165,390	0.66
Other securities[a]		63,300,627	0.52

		145,466,017	1.18

DISTRIBUTION & WHOLESALE
Other securities[a]		51,877,631	0.42

		51,877,631	0.42

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,336,104	59,991,070	0.49
BlackRock Inc.[c]	88,860	13,152,169	0.11
Other securities[a]		141,978,459	1.14

		215,121,698	1.74

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$8,297,476	0.07%

		8,297,476	0.07

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	1,579,774	65,260,464	0.53
Other securities[a]		12,627,461	0.10

		77,887,925	0.63

ELECTRONICS
Other securities[a]		101,939,680	0.82

		101,939,680	0.82

ENERGY – ALTERNATE SOURCES
Other securities[a]		8,137,282	0.07

		8,137,282	0.07

ENGINEERING & CONSTRUCTION
Other securities[a]		27,575,441	0.22

		27,575,441	0.22

ENTERTAINMENT
Other securities[a]		7,636,407	0.06

		7,636,407	0.06

ENVIRONMENTAL CONTROL
Other securities[a]		30,640,203	0.25

		30,640,203	0.25

FOOD
Other securities[a]		223,439,624	1.81

		223,439,624	1.81

FOREST PRODUCTS & PAPER
Other securities[a]		35,068,390	0.28

		35,068,390	0.28

GAS
Other securities[a]		1,243,433	0.01

		1,243,433	0.01

HAND & MACHINE TOOLS
Other securities[a]		4,782,413	0.04

		4,782,413	0.04

HEALTH CARE – PRODUCTS
Baxter International Inc.	1,079,117	60,581,628	0.49
Johnson & Johnson	1,175,017	74,860,333	0.61
Medtronic Inc.	1,941,088	64,521,765	0.52
Other securities[a]		258,561,526	2.09

		458,525,252	3.71

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
Other securities[a]		$79,149,081	0.64%

		79,149,081	0.64

HOME FURNISHINGS
Other securities[a]		10,325,733	0.08

		10,325,733	0.08

HOUSEHOLD PRODUCTS & WARES
Kimberly-Clark Corp.	723,597	51,382,623	0.42
Other securities[a]		28,717,232	0.23

		80,099,855	0.65

HOUSEWARES
Other securities[a]		3,219,400	0.03

		3,219,400	0.03

INSURANCE
Other securities[a]		4,699,994	0.04

		4,699,994	0.04

INTERNET
Amazon.com Inc.[b]	763,365	165,062,414	1.34
Google Inc. Class Ab	528,599	271,900,754	2.20
Other securities[a]		195,119,711	1.57

		632,082,879	5.11

IRON & STEEL
Other securities[a]		32,972,281	0.27

		32,972,281	0.27

LEISURE TIME
Other securities[a]		27,223,640	0.22

		27,223,640	0.22

LODGING
Other securities[a]		84,301,780	0.68

		84,301,780	0.68

MACHINERY
Caterpillar Inc.	1,354,239	99,997,008	0.81
Deere & Co.	882,263	56,967,722	0.46
Other securities[a]		109,145,231	0.88

		266,109,961	2.15

MANUFACTURING
3M Co.	1,318,108	94,626,973	0.77
Honeywell International Inc.	1,653,824	72,619,412	0.59

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$188,004,601	1.51%

		355,250,986	2.87

MEDIA
Comcast Corp. Class A	2,527,947	52,834,092	0.43
DIRECTV Class Ab	1,613,539	68,172,023	0.55
Other securities[a]		223,497,249	1.81

		344,503,364	2.79

METAL FABRICATE & HARDWARE
Other securities[a]		55,715,751	0.45

		55,715,751	0.45

MINING
Freeport-McMoRan Copper & Gold Inc.	1,991,213	60,632,436	0.49
Other securities[a]		32,806,210	0.27

		93,438,646	0.76

OIL & GAS
Exxon Mobil Corp.	7,635,286	554,550,822	4.49
Other securities[a]		323,753,569	2.62

		878,304,391	7.11

OIL & GAS SERVICES
Halliburton Co.	1,923,366	58,701,130	0.48
Schlumberger Ltd.	2,850,073	170,234,860	1.38
Other securities[a]		89,782,531	0.72

		318,718,521	2.58

PACKAGING & CONTAINERS
Other securities[a]		29,263,919	0.24

		29,263,919	0.24

PHARMACEUTICALS
Abbott Laboratories	3,065,456	156,767,420	1.27
Allergan Inc.	640,812	52,790,092	0.43
Gilead Sciences Inc.[b]	1,654,253	64,185,016	0.52
Other securities[a]		272,000,990	2.20

		545,743,518	4.42

PIPELINES
Other securities[a]		34,006,297	0.27

		34,006,297	0.27

REAL ESTATE
Other securities[a]		11,857,594	0.10

		11,857,594	0.10

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	503,887	$55,417,492	0.45%
Other securities[a]		114,749,103	0.93

		170,166,595	1.38

RETAIL
Costco Wholesale Corp.	918,008	75,386,817	0.61
Home Depot Inc. (The)	2,025,206	66,568,521	0.54
McDonald’s Corp.	2,179,273	191,383,755	1.55
Starbucks Corp.	1,575,789	58,761,172	0.48
Wal-Mart Stores Inc.	2,832,636	147,013,808	1.19
Walgreen Co.	1,816,639	59,749,257	0.48
Other securities[a]		434,798,453	3.51

		1,033,661,783	8.36

SAVINGS & LOANS
Other securities[a]		2,242,880	0.02

		2,242,880	0.02

SEMICONDUCTORS
Other securities[a]		292,458,212	2.37

		292,458,212	2.37

SOFTWARE
Automatic Data Processing Inc.	1,050,784	49,544,466	0.40
Microsoft Corp.	15,585,651	387,926,853	3.14
Oracle Corp.	8,067,158	231,850,121	1.88
Other securities[a]		314,527,589	2.54

		983,849,029	7.96

TELECOMMUNICATIONS
QUALCOMM Inc.	3,506,628	170,527,320	1.38
Other securities[a]		213,055,891	1.72

		383,583,211	3.10

TOYS, GAMES & HOBBIES
Other securities[a]		22,358,643	0.18

		22,358,643	0.18

TRANSPORTATION
United Parcel Service Inc.
Class B	1,543,449	97,468,804	0.79
Other securities[a]		127,973,674	1.03

		225,442,478	1.82

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
WATER
Other securities[a]		$642,290	0.01%

		642,290	0.01

TOTAL COMMON STOCKS
(Cost: $12,544,418,052)		12,345,830,142	99.91

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[c,d,e]	631,967,934	631,967,934	5.12
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[c,d,e]	53,529,682	53,529,682	0.43
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	7,927,871	7,927,871	0.06

		693,425,487	5.61

TOTAL SHORT-TERM INVESTMENTS
(Cost: $693,425,487)		693,425,487	5.61

TOTAL INVESTMENTS IN SECURITIES
(Cost: $13,237,843,539)		13,039,255,629	105.52

SHORT POSITIONS[f]

COMMON STOCKS
Lone Pine Resources Inc.[b]	(104,604)	(690,386)	(0.01)

TOTAL SHORT POSITIONS
(Proceeds: $693,558)		(690,386)	(0.01)

Other Assets, Less Liabilities		(681,871,789)	(5.51)

NET ASSETS		$12,356,693,454	100.00%

a	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.
b	Non-income earning security.
c	Affiliated issuer. See Note 2.
d	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
f	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,366,253	0.06%

		5,366,253	0.06

AEROSPACE & DEFENSE
Other securities[a]		127,401,152	1.34

		127,401,152	1.34

AGRICULTURE
Other securities[a]		118,679,799	1.25

		118,679,799	1.25

AIRLINES
Other securities[a]		15,828,717	0.17

		15,828,717	0.17

APPAREL
Other securities[a]		17,291,810	0.18

		17,291,810	0.18

AUTO MANUFACTURERS
Other securities[a]		55,026,445	0.58

		55,026,445	0.58

AUTO PARTS & EQUIPMENT
Other securities[a]		45,600,006	0.48

		45,600,006	0.48

BANKS
Bank of America Corp.	16,570,208	101,409,673	1.07
Bank of New York Mellon Corp. (The)	2,030,467	37,746,382	0.40
Citigroup Inc.	4,752,146	121,749,981	1.28
Goldman Sachs Group Inc. (The)	846,628	80,048,677	0.84
JPMorgan Chase & Co.	6,498,169	195,724,850	2.06
PNC Financial Services Group Inc. (The)[b]	860,572	41,470,965	0.44
U.S. Bancorp	3,150,583	74,164,724	0.78
Wells Fargo & Co.	7,480,747	180,435,618	1.90
Other securities[a]		250,684,018	2.66

		1,083,434,888	11.43

BEVERAGES
Other securities[a]		18,880,375	0.20

		18,880,375	0.20

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.	1,520,359	$83,543,727	0.88%
Other securities[a]		20,173,551	0.21

		103,717,278	1.09

BUILDING MATERIALS
Other securities[a]		7,992,210	0.08

		7,992,210	0.08

CHEMICALS
Dow Chemical Co. (The)	1,922,335	43,175,644	0.46
Other securities[a]		37,481,476	0.39

		80,657,120	0.85

COAL
Other securities[a]		7,386,792	0.08

		7,386,792	0.08

COMMERCIAL SERVICES
Visa Inc. Class A	578,913	49,624,422	0.52
Other securities[a]		49,515,482	0.53

		99,139,904	1.05

COMPUTERS
Hewlett-Packard Co.	3,251,530	72,996,848	0.77
Other securities[a]		60,818,414	0.64

		133,815,262	1.41

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	4,258,798	269,070,857	2.84
Other securities[a]		6,952,601	0.07

		276,023,458	2.91

DISTRIBUTION & WHOLESALE
Other securities[a]		18,043,321	0.19

		18,043,321	0.19

DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	70,814	10,481,180	0.11
Other securities[a]		158,341,688	1.67

		168,822,868	1.78

ELECTRIC
Dominion Resources Inc.	941,571	47,803,560	0.50
Duke Energy Corp.	2,177,020	43,518,630	0.46
Exelon Corp.	1,083,156	46,153,277	0.49
NextEra Energy Inc.	689,998	37,273,692	0.39
Southern Co.	1,388,530	58,832,016	0.62

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$452,157,526	4.77%

		685,738,701	7.23

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		21,760,532	0.23

		21,760,532	0.23

ELECTRONICS
Other securities[a]		59,944,390	0.63

		59,944,390	0.63

ENERGY – ALTERNATE SOURCES
Other securities[a]		2,811,654	0.03

		2,811,654	0.03

ENGINEERING & CONSTRUCTION
Other securities[a]		22,938,721	0.24

		22,938,721	0.24

ENTERTAINMENT
Other securities[a]		12,706,171	0.13

		12,706,171	0.13

ENVIRONMENTAL CONTROL
Other securities[a]		41,662,915	0.44

		41,662,915	0.44

FOOD
Kraft Foods Inc. Class A	2,702,127	90,737,425	0.96
Other securities[a]		106,756,064	1.12

		197,493,489	2.08

FOREST PRODUCTS & PAPER
Other securities[a]		41,950,684	0.44

		41,950,684	0.44

GAS
Other securities[a]		67,086,495	0.71

		67,086,495	0.71

HAND & MACHINE TOOLS
Other securities[a]		25,257,314	0.27

		25,257,314	0.27

HEALTH CARE – PRODUCTS
Johnson & Johnson	3,568,148	227,326,709	2.40
Other securities[a]		94,419,027	0.99

		321,745,736	3.39

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	1,771,712	81,711,357	0.86
WellPoint Inc.	600,388	39,193,329	0.41

Security	Shares	Value	% of Net Assets
Other securities[a]		$65,704,301	0.70%

		186,608,987	1.97

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		7,309,106	0.08

		7,309,106	0.08

HOME BUILDERS
Other securities[a]		20,468,233	0.22

		20,468,233	0.22

HOME FURNISHINGS
Other securities[a]		7,311,697	0.08

		7,311,697	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		46,117,859	0.49

		46,117,859	0.49

HOUSEWARES
Other securities[a]		5,654,239	0.06

		5,654,239	0.06

INSURANCE
Berkshire Hathaway Inc.
Class Bc	2,862,657	203,363,153	2.15
MetLife Inc.	1,343,018	37,617,934	0.40
Prudential Financial Inc.	794,789	37,243,813	0.39
Other securities[a]		448,611,331	4.73

		726,836,231	7.67

INTERNET
Other securities[a]		79,112,214	0.83

		79,112,214	0.83

INVESTMENT COMPANIES
Other securities[a]		8,549,291	0.09

		8,549,291	0.09

IRON & STEEL
Other securities[a]		27,929,168	0.29

		27,929,168	0.29

LEISURE TIME
Other securities[a]		24,883,712	0.26

		24,883,712	0.26

LODGING
Other securities[a]		15,499,294	0.16

		15,499,294	0.16

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$9,382,979	0.10%

		9,382,979	0.10

MANUFACTURING
General Electric Co.	17,343,157	264,309,713	2.79
Other securities[a]		124,301,899	1.31

		388,611,612	4.10

MEDIA
Comcast Corp. Class A	2,543,538	53,159,944	0.56
News Corp. Class A NVS	3,753,971	58,073,931	0.61
Time Warner Inc.	1,751,050	52,478,969	0.55
Walt Disney Co. (The)	3,090,920	93,222,147	0.98
Other securities[a]		53,253,329	0.57

		310,188,320	3.27

METAL FABRICATE & HARDWARE
Other securities[a]		2,526,303	0.03

		2,526,303	0.03

MINING
Newmont Mining Corp.	795,315	50,025,314	0.53
Other securities[a]		23,438,488	0.25

		73,463,802	0.78

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		21,612,493	0.23

		21,612,493	0.23

OIL & GAS
Anadarko Petroleum Corp.	689,908	43,498,699	0.46
Apache Corp.	446,432	35,821,704	0.38
Chevron Corp.	3,099,996	286,811,630	3.03
ConocoPhillips	2,311,505	146,364,497	1.54
Devon Energy Corp.	691,688	38,347,183	0.40
Exxon Mobil Corp.	2,110,570	153,290,699	1.62
Occidental Petroleum Corp.	946,433	67,669,959	0.71
Other securities[a]		203,324,617	2.15

		975,128,988	10.29

OIL & GAS SERVICES
Other securities[a]		66,428,426	0.70

		66,428,426	0.70

PACKAGING & CONTAINERS
Other securities[a]		21,140,411	0.22

		21,140,411	0.22

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Bristol-Myers Squibb Co.	2,789,743	$87,542,135	0.92%
Eli Lilly and Co.	1,118,256	41,341,924	0.44
Merck & Co. Inc.	5,047,482	165,103,136	1.74
Pfizer Inc.	12,920,758	228,439,002	2.41
Other securities[a]		74,293,605	0.79

		596,719,802	6.30

PIPELINES
Other securities[a]		68,878,848	0.73

		68,878,848	0.73

REAL ESTATE
Other securities[a]		6,285,937	0.07

		6,285,937	0.07

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		313,828,269	3.31

		313,828,269	3.31

RETAIL
CVS Caremark Corp.	2,217,326	74,457,807	0.79
Lowe’s Companies Inc.	2,129,147	41,177,703	0.43
Target Corp.	1,067,189	52,334,949	0.55
Wal-Mart Stores Inc.	696,378	36,142,018	0.38
Other securities[a]		154,823,334	1.64

		358,935,811	3.79

SAVINGS & LOANS
Other securities[a]		30,074,620	0.32

		30,074,620	0.32

SEMICONDUCTORS
Intel Corp.	8,670,351	184,938,587	1.95
Other securities[a]		84,938,835	0.90

		269,877,422	2.85

SHIPBUILDING
Other securities[a]		1,938,103	0.02

		1,938,103	0.02

SOFTWARE
Other securities[a]		41,737,661	0.44

		41,737,661	0.44

TELECOMMUNICATIONS
AT&T Inc.	9,684,281	276,195,694	2.91
Cisco Systems Inc.	8,994,405	139,323,333	1.47

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
Verizon Communications Inc.	3,580,805	$131,773,624	1.39%
Other securities[a]		157,608,708	1.67

		704,901,359	7.44

TEXTILES
Other securities[a]		9,177,475	0.10

		9,177,475	0.10

TOYS, GAMES & HOBBIES
Other securities[a]		3,777,014	0.04

		3,777,014	0.04

TRANSPORTATION
Union Pacific Corp.	671,375	54,831,196	0.58
Other securities[a]		80,939,359	0.85

		135,770,555	1.43

TRUCKING & LEASING
Other securities[a]		2,348,050	0.02

		2,348,050	0.02

WATER
Other securities[a]		13,049,393	0.14

		13,049,393	0.14

TOTAL COMMON STOCKS
(Cost: $11,350,553,184)		9,466,268,144	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,d,e]	258,893,254	258,893,254	2.73
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,d,e]	21,929,077	21,929,077	0.23
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	6,932,423	6,932,423	0.08

		287,754,754	3.04

TOTAL SHORT-TERM INVESTMENTS
(Cost: $287,754,754)		287,754,754	3.04

TOTAL INVESTMENTS IN SECURITIES
(Cost: $11,638,307,938)		9,754,022,898	102.91

Security	Shares	Value	% of Net Assets
SHORT POSITIONS[f]

COMMON STOCKS
Lone Pine Resources Inc.[c]	(22,248)	$(146,837)	(0.00)%

TOTAL SHORT POSITIONS
(Proceeds: $147,511)		(146,837)	(0.00)

Other Assets, Less Liabilities		(275,369,035)	(2.91)

NET ASSETS		$9,478,507,026	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
f	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$16,592,277	0.13%

		16,592,277	0.13

AEROSPACE & DEFENSE
HEICO Corp.[b]	535,636	26,374,717	0.21
Triumph Group Inc.	482,986	23,540,738	0.19
Other securities[a]		123,610,378	0.99

		173,525,833	1.39

AGRICULTURE
Other securities[a]		41,602,847	0.33

		41,602,847	0.33

AIRLINES
Alaska Air Group Inc.[c]	459,520	25,866,381	0.21
Other securities[a]		48,111,533	0.38

		73,977,914	0.59

APPAREL
Crocs Inc.[c]	1,098,020	25,990,133	0.21
Warnaco Group Inc. (The)[c]	564,304	26,008,771	0.21
Other securities[a]		143,853,474	1.15

		195,852,378	1.57

AUTO MANUFACTURERS
Other securities[a]		7,679,914	0.06

		7,679,914	0.06

AUTO PARTS & EQUIPMENT
Other securities[a]		116,016,657	0.93

		116,016,657	0.93

BANKS
Signature Bank[c]	591,508	28,232,677	0.23
Other securities[a]		683,465,833	5.48

		711,698,510	5.71

BEVERAGES
Other securities[a]		24,658,191	0.20

		24,658,191	0.20

BIOTECHNOLOGY
Seattle Genetics Inc.[b,c]	1,239,042	23,616,140	0.19
Other securities[a]		243,796,582	1.96

		267,412,722	2.15

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$78,980,502	0.63%

		78,980,502	0.63

CHEMICALS
Other securities[a]		227,934,732	1.83

		227,934,732	1.83

COAL
Other securities[a]		30,390,069	0.24

		30,390,069	0.24

COMMERCIAL SERVICES
HealthSpring Inc.[c]	869,844	31,714,512	0.25
HMS Holdings Corp.[b,c]	1,087,719	26,529,466	0.21
Sotheby’s	867,322	23,912,068	0.19
SuccessFactors Inc.[b,c]	1,069,864	24,596,173	0.20
Other securities[a]		744,175,842	5.98

		850,928,061	6.83

COMPUTERS
Jack Henry & Associates Inc.	1,108,158	32,114,419	0.26
Other securities[a]		238,074,204	1.91

		270,188,623	2.17

COSMETICS & PERSONAL CARE
Other securities[a]		13,887,309	0.11

		13,887,309	0.11

DISTRIBUTION & WHOLESALE
Other securities[a]		129,473,555	1.04

		129,473,555	1.04

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		229,801,493	1.84

		229,801,493	1.84

ELECTRIC
Cleco Corp.	782,966	26,730,459	0.21
IDACORP Inc.	636,443	24,044,817	0.19
Other securities[a]		238,993,841	1.93

		289,769,117	2.33

ELECTRICAL COMPONENTS & EQUIPMENT
Universal Display Corp.[b,c]	493,304	23,648,994	0.19
Other securities[a]		91,085,650	0.73

		114,734,644	0.92

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$264,464,131	2.12%

		264,464,131	2.12

ENERGY – ALTERNATE SOURCES
Other securities[a]		25,020,710	0.20

		25,020,710	0.20

ENGINEERING & CONSTRUCTION
Other securities[a]		64,665,352	0.52

		64,665,352	0.52

ENTERTAINMENT
Other securities[a]		114,582,068	0.92

		114,582,068	0.92

ENVIRONMENTAL CONTROL
Clean Harbors Inc.[b,c]	601,308	30,847,100	0.25
Other securities[a]		74,187,148	0.59

		105,034,248	0.84

FOOD
Ruddick Corp.	630,943	24,600,468	0.20
TreeHouse Foods Inc.[b,c]	455,851	28,189,826	0.23
Other securities[a]		202,070,898	1.62

		254,861,192	2.05

FOREST PRODUCTS & PAPER
Other securities[a]		97,355,983	0.78

		97,355,983	0.78

GAS
Nicor Inc.	584,678	32,163,137	0.26
Piedmont Natural Gas Co.	921,716	26,628,375	0.21
WGL Holdings Inc.	658,804	25,739,472	0.21
Other securities[a]		94,288,009	0.75

		178,818,993	1.43

HAND & MACHINE TOOLS
Other securities[a]		10,829,689	0.09

		10,829,689	0.09

HEALTH CARE – PRODUCTS
Cepheid Inc.[c]	793,017	30,792,850	0.25
Other securities[a]		418,725,146	3.36

		449,517,996	3.61

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
Other securities[a]		$187,911,872	1.51%

		187,911,872	1.51

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		10,993,933	0.09

		10,993,933	0.09

HOME BUILDERS
Other securities[a]		39,080,311	0.31

		39,080,311	0.31

HOME FURNISHINGS
Other securities[a]		40,823,588	0.33

		40,823,588	0.33

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		60,474,349	0.49

		60,474,349	0.49

HOUSEWARES
Other securities[a]		9,169,933	0.07

		9,169,933	0.07

INSURANCE
ProAssurance Corp.[b]	392,247	28,249,629	0.23
Other securities[a]		321,697,186	2.58

		349,946,815	2.81

INTERNET
Other securities[a]		338,320,183	2.71

		338,320,183	2.71

INVESTMENT COMPANIES
BlackRock Kelso Capital Corp.[d]	770,919	5,627,709	0.05
PennyMac Mortgage Investment Trust[d]	355,212	5,647,871	0.05
Other securities[a]		99,170,329	0.79

		110,445,909	0.89

IRON & STEEL
Other securities[a]		9,475,724	0.08

		9,475,724	0.08

LEISURE TIME
Other securities[a]		56,588,531	0.45

		56,588,531	0.45

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$34,158,921	0.27%

		34,158,921	0.27

MACHINERY
Other securities[a]		163,561,206	1.31

		163,561,206	1.31

MACHINERY – DIVERSIFIED
Other securities[a]		15,908,970	0.13

		15,908,970	0.13

MANUFACTURING
CLARCOR Inc.	647,300	26,785,274	0.21
Hexcel Corp.[b,c]	1,255,363	27,818,844	0.22
Other securities[a]		240,899,370	1.94

		295,503,488	2.37

MEDIA
Other securities[a]		99,628,387	0.80

		99,628,387	0.80

METAL FABRICATE & HARDWARE
Other securities[a]		93,671,248	0.75

		93,671,248	0.75

MINING
Coeur d’Alene Mines Corp.[b,c]	1,147,529	24,603,022	0.20
Other securities[a]		146,873,877	1.18

		171,476,899	1.38

MISCELLANEOUS – MANUFACTURING
Other securities[a]		5,224,850	0.04

		5,224,850	0.04

OFFICE FURNISHINGS
Other securities[a]		47,132,018	0.38

		47,132,018	0.38

OIL & GAS
CVR Energy Inc.[c]	1,125,806	23,799,539	0.19
Other securities[a]		376,688,130	3.02

		400,487,669	3.21

OIL & GAS SERVICES
Dril-Quip Inc.[b,c]	441,322	23,791,669	0.19
World Fuel Services Corp.	909,010	29,679,177	0.24

Security	Shares	Value	% of Net Assets
Other securities[a]		$168,534,207	1.35%

		222,005,053	1.78

PACKAGING & CONTAINERS
Other securities[a]		12,064,120	0.10

		12,064,120	0.10

PHARMACEUTICALS
Cubist Pharmaceuticals Inc.[c]	769,677	27,184,992	0.22
Medicis Pharmaceutical Corp. Class A	792,079	28,895,042	0.23
Onyx Pharmaceuticals Inc.[c]	813,534	24,414,155	0.20
Other securities[a]		375,150,979	3.01

		455,645,168	3.66

PIPELINES
Other securities[a]		10,638,161	0.09

		10,638,161	0.09

REAL ESTATE
Other securities[a]		59,922,759	0.48

		59,922,759	0.48

REAL ESTATE INVESTMENT TRUSTS
American Campus Communities Inc.[b]	871,430	32,425,910	0.26
BioMed Realty Trust Inc.	1,683,515	27,895,844	0.22
Equity Lifestyle Properties Inc.	395,190	24,778,413	0.20
Hatteras Financial Corp.	958,290	24,110,576	0.19
Highwoods Properties Inc.[b]	935,581	26,439,519	0.21
Home Properties Inc.	617,391	35,043,113	0.28
MFA Financial Inc.	4,570,932	32,087,943	0.26
Mid-America Apartment Communities Inc.[b]	471,175	28,374,158	0.23
National Retail Properties Inc.[b]	1,224,807	32,910,564	0.26
Tanger Factory Outlet Centers Inc.	1,101,543	28,651,133	0.23
Washington Real Estate Investment Trust[b]	846,809	23,863,078	0.19
Other securities[a]		730,290,590	5.87

		1,046,870,841	8.40

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
RETAIL
Nu Skin Enterprises Inc. Class Ab	702,935	$28,482,926	0.23%
Other securities[a]		767,805,579	6.16

		796,288,505	6.39

SAVINGS & LOANS
Other securities[a]		120,184,693	0.96

		120,184,693	0.96

SEMICONDUCTORS
NetLogic Microsystems Inc.[c]	876,764	42,181,116	0.34
Other securities[a]		389,521,427	3.12

		431,702,543	3.46

SOFTWARE
athenahealth Inc.[b,c]	447,360	26,640,288	0.21
Parametric Technology Corp.[c]	1,531,703	23,557,592	0.19
Quality Systems Inc.[b]	248,772	24,130,884	0.19
Other securities[a]		455,890,557	3.67

		530,219,321	4.26

STORAGE & WAREHOUSING
Other securities[a]		10,716,889	0.09

		10,716,889	0.09

TELECOMMUNICATIONS
InterDigital Inc.[b]	582,164	27,117,199	0.22
Other securities[a]		417,719,858	3.35

		444,837,057	3.57

TEXTILES
Other securities[a]		14,340,628	0.12

		14,340,628	0.12

TOYS, GAMES & HOBBIES
Other securities[a]		8,383,706	0.07

		8,383,706	0.07

TRANSPORTATION
Genesee & Wyoming Inc. Class Ab,c	508,834	23,670,958	0.19
Other securities[a]		214,459,121	1.72

		238,130,079	1.91

Security	Shares	Value	% of Net Assets
TRUCKING & LEASING
Other securities[a]		$26,924,954	0.22%

		26,924,954	0.22

VENTURE CAPITAL
Other securities[a]		2,306,293	0.02

		2,306,293	0.02

WATER
Other securities[a]		41,040,355	0.33

		41,040,355	0.33

TOTAL COMMON STOCKS
(Cost: $18,399,084,490)		12,442,461,639	99.85

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	2,129,682,458	2,129,682,458	17.09
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	180,390,837	180,390,837	1.45
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	23,394,488	23,394,488	0.19

		2,333,467,783	18.73

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,333,467,783)		2,333,467,783	18.73

TOTAL INVESTMENTS IN SECURITIES
(Cost: $20,732,552,273)		14,775,929,422	118.58

Other Assets, Less Liabilities		(2,315,435,622)	(18.58)

NET ASSETS		$12,460,493,800	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,768,040	0.15%

		4,768,040	0.15

AEROSPACE & DEFENSE
HEICO Corp.[b]	270,237	13,306,470	0.42
Other securities[a]		16,178,584	0.52

		29,485,054	0.94

AGRICULTURE
Other securities[a]		6,739,225	0.21

		6,739,225	0.21

AIRLINES
Other securities[a]		5,216,642	0.17

		5,216,642	0.17

APPAREL
Crocs Inc.[c]	553,815	13,108,801	0.42
Warnaco Group Inc. (The)[c]	240,012	11,062,153	0.35
Wolverine World Wide Inc.	321,561	10,691,903	0.34
Other securities[a]		32,619,565	1.03

		67,482,422	2.14

AUTO MANUFACTURERS
Other securities[a]		2,797,211	0.09

		2,797,211	0.09

AUTO PARTS & EQUIPMENT
Other securities[a]		38,801,177	1.23

		38,801,177	1.23

BANKS
Signature Bank[c]	298,136	14,230,031	0.45
Other securities[a]		10,877,947	0.35

		25,107,978	0.80

BEVERAGES
Other securities[a]		11,723,490	0.37

		11,723,490	0.37

BIOTECHNOLOGY
Seattle Genetics Inc.[b,c]	626,196	11,935,296	0.38
Other securities[a]		91,830,196	2.92

		103,765,492	3.30

BUILDING MATERIALS
Other securities[a]		10,879,300	0.35

		10,879,300	0.35

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$52,108,401	1.66%

		52,108,401	1.66

COAL
Other securities[a]		6,851,174	0.22

		6,851,174	0.22

COMMERCIAL SERVICES
Dollar Thrifty Automotive Group Inc.[b,c]	187,307	10,545,384	0.34
HMS Holdings Corp.[c]	549,167	13,394,183	0.43
Sotheby’s	437,328	12,057,133	0.38
SuccessFactors Inc.[c]	539,405	12,400,921	0.39
Other securities[a]		250,243,842	7.95

		298,641,463	9.49

COMPUTERS
Jack Henry & Associates Inc.	559,035	16,200,834	0.51
Other securities[a]		69,560,607	2.21

		85,761,441	2.72

COSMETICS & PERSONAL CARE
Other securities[a]		5,275,607	0.17

		5,275,607	0.17

DISTRIBUTION & WHOLESALE
Other securities[a]		47,818,179	1.52

		47,818,179	1.52

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		56,039,501	1.78

		56,039,501	1.78

ELECTRIC
Other securities[a]		2,276,318	0.07

		2,276,318	0.07

ELECTRICAL COMPONENTS & EQUIPMENT
Universal Display Corp.[b,c]	249,161	11,944,778	0.38
Other securities[a]		23,042,621	0.73

		34,987,399	1.11

ELECTRONICS
Woodward Inc.	398,393	10,915,968	0.35
Other securities[a]		60,283,986	1.91

		71,199,954	2.26

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ENERGY – ALTERNATE SOURCES
Other securities[a]		$8,988,667	0.29%

		8,988,667	0.29

ENGINEERING & CONSTRUCTION
Other securities[a]		4,531,805	0.14

		4,531,805	0.14

ENTERTAINMENT
Cinemark Holdings Inc.	545,857	10,305,780	0.33
Other securities[a]		26,569,453	0.84

		36,875,233	1.17

ENVIRONMENTAL CONTROL
Clean Harbors Inc.[c]	303,386	15,563,702	0.49
Other securities[a]		26,214,911	0.84

		41,778,613	1.33

FOOD
Diamond Foods Inc.[b]	142,630	11,380,448	0.36
United Natural Foods Inc.[b,c]	313,232	11,602,113	0.37
Other securities[a]		38,953,353	1.24

		61,935,914	1.97

FOREST PRODUCTS & PAPER
Other securities[a]		9,968,007	0.32

		9,968,007	0.32

GAS
Other securities[a]		1,723,141	0.05

		1,723,141	0.05

HAND & MACHINE TOOLS
Other securities[a]		5,097,703	0.16

		5,097,703	0.16

HEALTH CARE – PRODUCTS
Cepheid Inc.[c]	399,591	15,516,119	0.49
Steris Corp.	383,683	11,230,401	0.36
Other securities[a]		166,557,890	5.29

		193,304,410	6.14

HEALTH CARE – SERVICES
WellCare Health Plans Inc.[c]	275,752	10,473,061	0.33
Other securities[a]		31,373,597	1.00

		41,846,658	1.33

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		3,391,275	0.11

		3,391,275	0.11

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$1,307,956	0.04%

		1,307,956	0.04

HOME FURNISHINGS
Other securities[a]		11,649,316	0.37

		11,649,316	0.37

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		7,400,952	0.24

		7,400,952	0.24

HOUSEWARES
Other securities[a]		4,062,610	0.13

		4,062,610	0.13

INSURANCE
Other securities[a]		2,691,022	0.09

		2,691,022	0.09

INTERNET
Other securities[a]		134,695,905	4.28

		134,695,905	4.28

IRON & STEEL
Other securities[a]		662,980	0.02

		662,980	0.02

LEISURE TIME
Other securities[a]		21,393,663	0.68

		21,393,663	0.68

LODGING
Other securities[a]		3,639,558	0.12

		3,639,558	0.12

MACHINERY
Other securities[a]		48,344,994	1.54

		48,344,994	1.54

MACHINERY – DIVERSIFIED
Other securities[a]		8,038,235	0.26

		8,038,235	0.26

MANUFACTURING
Acuity Brands Inc.	280,569	10,111,707	0.32
CLARCOR Inc.	309,887	12,823,124	0.41
Hexcel Corp.[b,c]	536,788	11,895,222	0.38
Other securities[a]		51,914,923	1.65

		86,744,976	2.76

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$15,700,042	0.50%

		15,700,042	0.50

METAL FABRICATE & HARDWARE
Other securities[a]		20,409,733	0.65

		20,409,733	0.65

MINING
Other securities[a]		44,836,049	1.42

		44,836,049	1.42

MISCELLANEOUS – MANUFACTURING
Other securities[a]		2,459,151	0.08

		2,459,151	0.08

OFFICE FURNISHINGS
Other securities[a]		20,908,279	0.66

		20,908,279	0.66

OIL & GAS
Berry Petroleum Co. Class A	333,377	11,794,878	0.37
CVR Energy Inc.[c]	567,642	11,999,952	0.38
Energy XXI (Bermuda) Ltd.[b,c]	487,636	10,459,792	0.33
Rosetta Resources Inc.[b,c]	342,885	11,733,525	0.37
Other securities[a]		103,747,215	3.31

		149,735,362	4.76

OIL & GAS SERVICES
Dril-Quip Inc.[b,c]	222,632	12,002,091	0.38
Lufkin Industries Inc.	197,239	10,495,087	0.33
Other securities[a]		43,359,273	1.38

		65,856,451	2.09

PACKAGING & CONTAINERS
Other securities[a]		5,628,279	0.18

		5,628,279	0.18

PHARMACEUTICALS
Cubist Pharmaceuticals Inc.[c]	388,293	13,714,509	0.44
Medicis Pharmaceutical Corp. Class A	329,577	12,022,969	0.38
Onyx Pharmaceuticals Inc.[c]	410,327	12,313,913	0.39
Salix Pharmaceuticals Ltd.[c]	378,356	11,199,338	0.36
Other securities[a]		149,553,442	4.75

		198,804,171	6.32

Security	Shares	Value	% of Net Assets
REAL ESTATE
Other securities[a]		$1,651,187	0.05%

		1,651,187	0.05

REAL ESTATE INVESTMENT TRUSTS
Home Properties Inc.[b]	309,616	17,573,804	0.56
Mid-America Apartment Communities Inc.[b]	237,329	14,291,952	0.45
Tanger Factory Outlet Centers Inc.	556,082	14,463,693	0.46
Other securities[a]		88,536,792	2.81

		134,866,241	4.28

RETAIL
Ascena Retail Group Inc.[c]	406,938	11,015,812	0.35
Casey’s General Stores Inc.	245,875	10,732,444	0.34
Nu Skin Enterprises Inc. Class A	354,857	14,378,806	0.46
Other securities[a]		189,042,133	6.00

		225,169,195	7.15

SAVINGS & LOANS
Other securities[a]		920,850	0.03

		920,850	0.03

SEMICONDUCTORS
NetLogic Microsystems Inc.[c]	442,460	21,286,751	0.68
Other securities[a]		120,999,349	3.84

		142,286,100	4.52

SOFTWARE
athenahealth Inc.[b,c]	225,473	13,426,917	0.43
CommVault Systems Inc.[c]	285,701	10,588,079	0.34
Concur Technologies Inc.[c]	289,245	10,765,699	0.34
Parametric Technology Corp.[c]	771,315	11,862,825	0.38
Quality Systems Inc.[b]	125,506	12,174,082	0.39
Other securities[a]		160,061,355	5.07

		218,878,957	6.95

STORAGE & WAREHOUSING
Other securities[a]		1,557,726	0.05

		1,557,726	0.05

TELECOMMUNICATIONS
ADTRAN Inc.	418,800	11,081,448	0.35
Aruba Networks Inc.[b,c]	553,298	11,569,461	0.37
Finisar Corp.[b,c]	581,297	10,195,949	0.32

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
InterDigital Inc.[b]	293,447	$13,668,761	0.43%
Other securities[a]		76,681,528	2.44

		123,197,147	3.91

TRANSPORTATION
Genesee & Wyoming Inc. Class Ab,c	256,696	11,941,498	0.38
Other securities[a]		44,375,654	1.41

		56,317,152	1.79

TRUCKING & LEASING
Other securities[a]		5,427,712	0.17

		5,427,712	0.17

VENTURE CAPITAL
Other securities[a]		96,465	0.00

		96,465	0.00

WATER
Other securities[a]		426,835	0.01

		426,835	0.01

TOTAL COMMON STOCKS
(Cost: $3,960,315,427)		3,142,932,145	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	547,391,782	547,391,782	17.39
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	46,365,815	46,365,815	1.47
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,230,015	4,230,015	0.14

		597,987,612	19.00

TOTAL SHORT-TERM INVESTMENTS
(Cost: $597,987,612)		597,987,612	19.00

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,558,303,039)		3,740,919,757	118.86
Other Assets, Less Liabilities		(593,572,956)	(18.86)

NET ASSETS		$3,147,346,801	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,431,275	0.11%

		3,431,275	0.11

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	292,547	8,434,130	0.28
Esterline Technologies Corp.[b]	191,418	9,923,109	0.33
Moog Inc. Class Ab,c	258,114	8,419,679	0.28
Triumph Group Inc.	209,432	10,207,716	0.33
Other securities[a]		19,395,973	0.63

		56,380,607	1.85

AGRICULTURE
Other securities[a]		13,810,191	0.45

		13,810,191	0.45

AIRLINES
Alaska Air Group Inc.[b]	212,528	11,963,201	0.39
Other securities[a]		19,174,201	0.63

		31,137,402	1.02

APPAREL
Other securities[a]		30,388,939	1.00

		30,388,939	1.00

AUTO MANUFACTURERS
Other securities[a]		1,050,230	0.03

		1,050,230	0.03

AUTO PARTS & EQUIPMENT
Other securities[a]		19,068,957	0.63

		19,068,957	0.63

BANKS
Hancock Holding Co.	369,651	9,899,254	0.32
IBERIABANK Corp.	185,469	8,728,171	0.29
Prosperity Bancshares Inc.	295,302	9,650,469	0.32
Other securities[a]		298,088,223	9.78

		326,366,117	10.71

BEVERAGES
Other securities[a]		638,009	0.02

		638,009	0.02

BIOTECHNOLOGY
Other securities[a]		29,911,614	0.98

		29,911,614	0.98

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$28,119,119	0.92%

		28,119,119	0.92

CHEMICALS
Sensient Technologies Corp.	314,395	10,233,557	0.34
Other securities[a]		50,520,275	1.65

		60,753,832	1.99

COAL
Other securities[a]		8,146,571	0.27

		8,146,571	0.27

COMMERCIAL SERVICES
FTI Consulting Inc.[b,c]	264,082	9,720,858	0.32
Rent-A-Center Inc.	399,758	10,973,357	0.36
Other securities[a]		105,728,946	3.47

		126,423,161	4.15

COMPUTERS
CACI International Inc. Class Ab,c	176,132	8,796,032	0.29
Other securities[a]		40,070,007	1.31

		48,866,039	1.60

COSMETICS & PERSONAL CARE
Other securities[a]		1,660,305	0.05

		1,660,305	0.05

DISTRIBUTION & WHOLESALE
Other securities[a]		16,865,354	0.55

		16,865,354	0.55

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		57,871,480	1.90

		57,871,480	1.90

ELECTRIC
Avista Corp.	361,825	8,629,526	0.28
Cleco Corp.	383,266	13,084,701	0.43
El Paso Electric Co.	265,356	8,515,274	0.28
IDACORP Inc.	311,441	11,766,241	0.39
PNM Resources Inc.	544,272	8,942,389	0.29
Portland General Electric Co.	473,245	11,211,174	0.37
UIL Holdings Corp.	317,278	10,447,965	0.34
UniSource Energy Corp.	230,371	8,314,089	0.27
Other securities[a]		58,723,859	1.93

		139,635,218	4.58

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$22,090,347	0.73%

		22,090,347	0.73

ELECTRONICS
Other securities[a]		60,106,727	1.97

		60,106,727	1.97

ENERGY – ALTERNATE SOURCES
Other securities[a]		3,378,180	0.11

		3,378,180	0.11

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b,c]	421,166	8,562,305	0.28
Other securities[a]		18,760,493	0.62

		27,322,798	0.90

ENTERTAINMENT
Other securities[a]		20,364,952	0.67

		20,364,952	0.67

ENVIRONMENTAL CONTROL
Other securities[a]		10,990,524	0.36

		10,990,524	0.36

FOOD
Other securities[a]		64,572,305	2.12

		64,572,305	2.12

FOREST PRODUCTS & PAPER
Other securities[a]		37,976,460	1.25

		37,976,460	1.25

GAS
New Jersey Resources Corp.	259,932	11,065,305	0.36
Nicor Inc.	286,241	15,746,117	0.52
Piedmont Natural Gas Co.	451,154	13,033,839	0.43
Southwest Gas Corp.	287,928	10,414,356	0.34
WGL Holdings Inc.	321,952	12,578,665	0.41
Other securities[a]		22,921,899	0.75

		85,760,181	2.81

HAND & MACHINE TOOLS
Other securities[a]		351,009	0.01

		351,009	0.01

HEALTH CARE – PRODUCTS
Other securities[a]		32,780,538	1.08

		32,780,538	1.08

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
HealthSouth Corp.[b,c]	597,311	$8,917,853	0.29%
Magellan Health Services Inc.[b,c]	202,086	9,760,754	0.32
Other securities[a]		32,326,989	1.06

		51,005,596	1.67

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		2,135,566	0.07

		2,135,566	0.07

HOME BUILDERS
Other securities[a]		17,928,085	0.59

		17,928,085	0.59

HOME FURNISHINGS
Other securities[a]		8,549,459	0.28

		8,549,459	0.28

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		22,274,705	0.73

		22,274,705	0.73

HOUSEWARES
Other securities[a]		568,133	0.02

		568,133	0.02

INSURANCE
Alterra Capital Holdings Ltd.	570,066	10,814,152	0.35
First American Financial Corp.	662,491	8,479,885	0.28
ProAssurance Corp.[c]	192,209	13,842,892	0.45
Other securities[a]		136,002,390	4.47

		169,139,319	5.55

INTERNET
Other securities[a]		34,582,070	1.13

		34,582,070	1.13

INVESTMENT COMPANIES
Apollo Investment Corp.	1,233,840	9,278,477	0.30
BlackRock Kelso Capital Corp.[d]	459,532	3,354,584	0.11
PennyMac Mortgage Investment Trust[d]	174,385	2,772,722	0.09
Other securities[a]		39,270,566	1.29

		54,676,349	1.79

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$3,951,129	0.13%

		3,951,129	0.13

LEISURE TIME
Other securities[a]		6,958,059	0.23

		6,958,059	0.23

LODGING
Other securities[a]		13,121,228	0.43

		13,121,228	0.43

MACHINERY
Robbins & Myers Inc.	247,499	8,590,690	0.28
Other securities[a]		24,379,575	0.80

		32,970,265	1.08

MANUFACTURING
Other securities[a]		60,699,516	1.99

		60,699,516	1.99

MEDIA
Other securities[a]		33,379,223	1.10

		33,379,223	1.10

METAL FABRICATE & HARDWARE
Other securities[a]		26,048,150	0.85

		26,048,150	0.85

MINING
Coeur d’Alene Mines Corp.[b]	525,858	11,274,396	0.37
Other securities[a]		29,044,976	0.95

		40,319,372	1.32

MISCELLANEOUS – MANUFACTURING
Other securities[a]		184,439	0.01

		184,439	0.01

OFFICE FURNISHINGS
Other securities[a]		2,856,192	0.09

		2,856,192	0.09

OIL & GAS
Bill Barrett Corp.[b,c]	273,913	9,926,607	0.33
Other securities[a]		40,450,944	1.32

		50,377,551	1.65

OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[b]	665,595	8,719,295	0.29

Security	Shares	Value	% of Net Assets
Other securities[a]		$35,996,897	1.18%

		44,716,192	1.47

PACKAGING & CONTAINERS
Other securities[a]		440,637	0.01

		440,637	0.01

PHARMACEUTICALS
Other securities[a]		29,613,328	0.97

		29,613,328	0.97

PIPELINES
Other securities[a]		5,213,712	0.17

		5,213,712	0.17

REAL ESTATE
Starwood Property Trust Inc.	585,321	10,044,108	0.33
Other securities[a]		17,679,070	0.58

		27,723,178	0.91

REAL ESTATE INVESTMENT TRUSTS
American Campus Communities Inc.[c]	237,538	8,838,789	0.29
BioMed Realty Trust Inc.	825,049	13,671,062	0.45
Colonial Properties Trust[c]	524,242	9,520,235	0.31
Entertainment Properties Trust	293,073	11,423,986	0.37
Hatteras Financial Corp.	469,689	11,817,375	0.39
Invesco Mortgage Capital Inc.	724,794	10,241,339	0.34
LaSalle Hotel Properties[c]	534,477	10,261,958	0.34
MFA Financial Inc.	2,238,706	15,715,716	0.52
National Retail Properties Inc.[c]	599,086	16,097,440	0.53
Post Properties Inc.[c]	313,115	10,877,615	0.36
Washington Real Estate Investment Trust	309,486	8,721,316	0.29
Other securities[a]		254,173,979	8.32

		381,360,810	12.51

RETAIL
Other securities[a]		170,712,310	5.60

		170,712,310	5.60

SAVINGS & LOANS
Other securities[a]		57,957,695	1.90

		57,957,695	1.90

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Other securities[a]		$73,216,726	2.40%

		73,216,726	2.40

SOFTWARE
Other securities[a]		47,972,065	1.57

		47,972,065	1.57

STORAGE & WAREHOUSING
Other securities[a]		3,686,608	0.12

		3,686,608	0.12

TELECOMMUNICATIONS
RF Micro Devices Inc.[b]	1,552,225	9,841,106	0.32
Other securities[a]		88,167,836	2.90

		98,008,942	3.22

TEXTILES
Other securities[a]		7,047,226	0.23

		7,047,226	0.23

TOYS, GAMES & HOBBIES
Other securities[a]		4,118,930	0.14

		4,118,930	0.14

TRANSPORTATION
Bristow Group Inc.	228,115	9,678,919	0.32
Other securities[a]		52,139,908	1.71

		61,818,827	2.03

TRUCKING & LEASING
Other securities[a]		7,848,029	0.26

		7,848,029	0.26

VENTURE CAPITAL
Other securities[a]		1,031,273	0.03

		1,031,273	0.03

WATER
Other securities[a]		19,668,393	0.65

		19,668,393	0.65

TOTAL COMMON STOCKS
(Cost: $4,101,880,386)		3,040,097,728	99.72

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	540,490,271	540,490,271	17.73

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	45,781,235	$45,781,235	1.50%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,344,055	2,344,055	0.08

		588,615,561	19.31

TOTAL SHORT-TERM INVESTMENTS
(Cost: $588,615,561)		588,615,561	19.31

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,690,495,947)		3,628,713,289	119.03

Other Assets, Less Liabilities		(580,099,655)	(19.03)

NET ASSETS		$3,048,613,634	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2011

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$102,235,068	$392,522,931	$158,997,126
Affiliated (Note 2)	578,253	944,983	1,450,922

Total cost of investments	$102,813,321	$393,467,914	$160,448,048

Investments in securities, at fair value (Note 1):
Unaffiliated	$89,953,717	$383,292,861	$139,549,374
Affiliated (Note 2)	473,624	810,554	1,175,824

Total fair value of investments	90,427,341	384,103,415	140,725,198
Receivables:
Investment securities sold	54,347	78,677	139,922
Dividends and interest	120,402	449,810	214,820

Total Assets	90,602,090	384,631,902	141,079,940

LIABILITIES
Payables:
Investment securities purchased	98,392	317,589	173,785
Investment advisory fees (Note 2)	11,309	63,954	23,936

Total Liabilities	109,701	381,543	197,721

NET ASSETS	$90,492,389	$384,250,359	$140,882,219

Net assets consist of:
Paid-in capital	$102,349,490	$396,126,810	$159,583,385
Undistributed net investment income	34,059	142,465	46,977
Undistributed net realized gain (accumulated net realized loss)	494,820	(2,654,417)	974,707
Net unrealized depreciation	(12,385,980)	(9,364,499)	(19,722,850)

NET ASSETS	$90,492,389	$384,250,359	$140,882,219

Shares outstanding[a]	3,450,000	13,700,000	5,750,000

Net asset value per share	$26.23	$28.05	$24.50

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$6,734,619,560	$12,527,956,279	$11,283,165,939
Affiliated (Note 2)	224,931,968	709,887,260	355,141,999

Total cost of investments	$6,959,551,528	$13,237,843,539	$11,638,307,938

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,645,049,766	$12,332,677,973	$9,414,315,999
Affiliated (Note 2)	218,999,919	706,577,656	339,706,899

Total fair value of investments	5,864,049,685	13,039,255,629	9,754,022,898
Cash	–	102	–
Receivables:
Investment securities sold	3,759,284	4,611,591	9,655,506
Dividends and interest	8,264,028	13,322,642	16,582,426
Capital shares sold	23,935	74,679	240,959

Total Assets	5,876,096,932	13,057,264,643	9,780,501,789

LIABILITIES
Short positions, at value[b]	203,584	690,386	146,837
Payables:
Investment securities purchased	8,030,700	12,204,776	19,412,509
Collateral for securities on loan (Note 5)	196,858,462	685,497,616	280,822,331
Capital shares redeemed	79,782	40,133	–
Securities related to in-kind transactions (Note 4)	35,800	22,784	–
Investment advisory fees (Note 2)	752,878	2,115,494	1,613,086

Total Liabilities	205,961,206	700,571,189	301,994,763

NET ASSETS	$5,670,135,726	$12,356,693,454	$9,478,507,026

Net assets consist of:
Paid-in capital	$7,119,521,662	$15,130,365,593	$13,137,477,140
Undistributed net investment income	1,419,945	3,124,051	2,205,117
Accumulated net realized loss	(355,304,972)	(2,578,211,452)	(1,776,890,865)
Net unrealized depreciation	(1,095,500,909)	(198,584,738)	(1,884,284,366)

NET ASSETS	$5,670,135,726	$12,356,693,454	$9,478,507,026

Shares outstanding[c]	90,750,000	235,150,000	167,500,000

Net asset value per share	$62.48	$52.55	$56.59

[a]	Securities on loan with values of $191,972,285, $667,763,931 and $273,471,536, respectively. See Note 5.
[b]	Proceeds: $204,518, $693,558 and $147,511, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$18,383,016,478	$3,960,315,427	$4,093,576,634
Affiliated (Note 2)	2,349,535,795	597,987,612	596,919,313

Total cost of investments	$20,732,552,273	$4,558,303,039	$4,690,495,947

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,431,186,059	$3,142,932,145	$3,033,970,422
Affiliated (Note 2)	2,344,743,363	597,987,612	594,742,867

Total fair value of investments	14,775,929,422	3,740,919,757	3,628,713,289
Cash	97,986	9,106	34,149
Receivables:
Investment securities sold	55,988,286	11,662,657	11,676,562
Due from custodian (Note 4)	1,955,745	9,077	–
Dividends and interest	20,639,274	2,067,790	8,695,086
Capital shares sold	5,409,326	1,135,679	–

Total Assets	14,860,020,039	3,755,804,066	3,649,119,086

LIABILITIES
Payables:
Investment securities purchased	79,081,011	13,995,168	13,535,707
Collateral for securities on loan (Note 5)	2,310,073,295	593,757,597	586,271,506
Capital shares redeemed	8,371,446	41,493	–
Investment advisory fees (Note 2)	2,000,487	663,007	698,239

Total Liabilities	2,399,526,239	608,457,265	600,505,452

NET ASSETS	$12,460,493,800	$3,147,346,801	$3,048,613,634

Net assets consist of:
Paid-in capital	$20,593,879,422	$5,038,127,481	$4,910,954,702
Distributions in excess of net investment income	(6,556,842)	(252,577)	(5,979,486)
Accumulated net realized loss	(2,170,204,631)	(1,073,144,775)	(794,578,353)
Net unrealized depreciation	(5,956,624,149)	(817,383,328)	(1,061,783,229)

NET ASSETS	$12,460,493,800	$3,147,346,801	$3,048,613,634

Shares outstanding[b]	193,700,000	42,800,000	53,400,000

Net asset value per share	$64.33	$73.54	$57.09

[a]	Securities on loan with values of $2,237,185,417, $576,261,952 and $564,734,734, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$753,363	$3,320,411	$2,501,884
Dividends – affiliated (Note 2)	4,181	9,023	23,654
Interest – affiliated (Note 2)	6	28	17

Total investment income	757,550	3,329,462	2,525,555

EXPENSES
Investment advisory fees (Note 2)	53,496	374,289	202,265

Total expenses	53,496	374,289	202,265

Net investment income	704,054	2,955,173	2,323,290

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(411,371)	(7,731,930)	(2,975,099)
Investments – affiliated (Note 2)	(5,033)	(15,450)	(51,174)
In-kind redemptions – unaffiliated	948,687	9,400,237	7,902,881
In-kind redemptions – affiliated (Note 2)	(8,338)	8,291	(82,544)

Net realized gain	523,945	1,661,148	4,794,064

Net change in unrealized appreciation/depreciation	(12,112,570)	(46,786,862)	(41,673,161)

Net realized and unrealized loss	(11,588,625)	(45,125,714)	(36,879,097)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,884,571)	$(42,170,541)	$(34,555,807)

[a]	Net of foreign withholding tax of $316, $1,217 and $1,359, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$64,304,928	$101,764,300	$129,579,470
Dividends – affiliated (Note 2)	316,299	215,454	876,994
Interest – affiliated (Note 2)	475	794	890
Securities lending income – affiliated (Note 2)	650,401	1,251,366	1,318,186

Total investment income	65,272,103	103,231,914	131,775,540

EXPENSES
Investment advisory fees (Note 2)	5,024,026	13,346,722	11,146,741

Total expenses	5,024,026	13,346,722	11,146,741

Net investment income	60,248,077	89,885,192	120,628,799

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(81,126,364)	(249,118,996)	37,359,947
Investments – affiliated (Note 2)	(440,516)	(516,112)	(1,637,394)
In-kind redemptions – unaffiliated	181,601,557	530,945,567	231,455,051
In-kind redemptions – affiliated (Note 2)	9,600	(11,546)	533,127

Net realized gain	100,044,277	281,298,913	267,710,731

Net change in unrealized appreciation/depreciation on:
Investments	(1,166,655,872)	(2,155,189,418)	(2,316,470,730)
Short positions (Note 1)	934	3,172	674

Net change in unrealized appreciation/depreciation	(1,166,654,938)	(2,155,186,246)	(2,316,470,056)

Net realized and unrealized loss	(1,066,610,661)	(1,873,887,333)	(2,048,759,325)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,006,362,584)	$(1,784,002,141)	$(1,928,130,526)

[a]	Net of foreign withholding tax of $25,000, $37,471 and $51,316, respectively.

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$86,878,301	$11,228,047	$35,963,289
Dividends – affiliated (Note 2)	787,059	–	449,946
Interest – affiliated (Note 2)	908	270	285
Securities lending income – affiliated (Note 2)	13,651,898	4,911,660	2,767,729

Total investment income	101,318,166	16,139,977	39,181,249

EXPENSES
Investment advisory fees (Note 2)	14,994,514	5,020,991	5,199,105

Total expenses	14,994,514	5,020,991	5,199,105

Net investment income	86,323,652	11,118,986	33,982,144

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(637,701,251)	(108,204,531)	33,929,391
Investments – affiliated (Note 2)	(120,756)	–	(263,997)
In-kind redemptions – unaffiliated	502,808,730	309,829,570	138,840,726
In-kind redemptions – affiliated (Note 2)	(511,718)	–	(61,321)

Net realized gain (loss)	(135,524,995)	201,625,039	172,444,799

Net change in unrealized appreciation/depreciation	(3,731,686,202)	(1,183,685,395)	(1,232,335,004)

Net realized and unrealized loss	(3,867,211,197)	(982,060,356)	(1,059,890,205)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,780,887,545)	$(970,941,370)	$(1,025,908,061)

[a]	Net of foreign withholding tax of $62,811, $5,419 and $30,339, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 Index Fund		iShares Russell Top 200 Growth Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$704,054	$227,331	$2,955,173	$3,668,297
Net realized gain (loss)	523,945	917,206	1,661,148	(627,578)
Net change in unrealized appreciation/depreciation	(12,112,570)	(782,588)	(46,786,862)	35,349,755

Net increase (decrease) in net assets resulting from operations	(10,884,571)	361,949	(42,170,541)	38,390,474

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(674,570)	(225,594)	(2,872,886)	(3,637,554)

Total distributions to shareholders	(674,570)	(225,594)	(2,872,886)	(3,637,554)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	117,133,009	34,649,533	113,175,272	200,295,247
Cost of shares redeemed	(30,236,988)	(26,450,797)	(54,607,439)	(19,692,568)

Net increase in net assets from capital share transactions	86,896,021	8,198,736	58,567,833	180,602,679

INCREASE IN NET ASSETS	75,336,880	8,335,091	13,524,406	215,355,599

NET ASSETS
Beginning of period	15,155,509	6,820,418	370,725,953	155,370,354

End of period	$90,492,389	$15,155,509	$384,250,359	$370,725,953

Undistributed net investment income included in net assets at end of period	$34,059	$4,575	$142,465	$60,178

SHARES ISSUED AND REDEEMED
Shares sold	3,950,000	1,150,000	3,700,000	6,850,000
Shares redeemed	(1,000,000)	(900,000)	(1,800,000)	(650,000)

Net increase in shares outstanding	2,950,000	250,000	1,900,000	6,200,000

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value Index Fund		iShares Russell 1000 Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,323,290	$4,026,351	$60,248,077	$107,154,714
Net realized gain (loss)	4,794,064	(1,141,130)	100,044,277	58,194,473
Net change in unrealized appreciation/depreciation	(41,673,161)	20,485,660	(1,166,654,938)	791,231,495

Net increase (decrease) in net assets resulting from operations	(34,555,807)	23,370,881	(1,006,362,584)	956,580,682

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,374,959)	(3,990,419)	(59,116,681)	(108,652,422)

Total distributions to shareholders	(2,374,959)	(3,990,419)	(59,116,681)	(108,652,422)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,475,027	80,614,208	790,104,824	2,106,091,461
Cost of shares redeemed	(100,837,300)	(21,039,233)	(1,137,399,452)	(1,249,849,633)

Net increase (decrease) in net assets from capital share transactions	(50,362,273)	59,574,975	(347,294,628)	856,241,828

INCREASE (DECREASE) IN NET ASSETS	(87,293,039)	78,955,437	(1,412,773,893)	1,704,170,088

NET ASSETS
Beginning of period	228,175,258	149,219,821	7,082,909,619	5,378,739,531

End of period	$140,882,219	$228,175,258	$5,670,135,726	$7,082,909,619

Undistributed net investment income included in net assets at end of period	$46,977	$98,646	$1,419,945	$288,549

SHARES ISSUED AND REDEEMED
Shares sold	1,750,000	2,950,000	11,550,000	31,850,000
Shares redeemed	(3,750,000)	(750,000)	(16,700,000)	(19,250,000)

Net increase (decrease) in shares outstanding	(2,000,000)	2,200,000	(5,150,000)	12,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$89,885,192	$161,045,973	$120,628,799	$209,795,992
Net realized gain	281,298,913	44,791,631	267,710,731	48,718,557
Net change in unrealized appreciation/depreciation	(2,155,186,246)	1,734,450,931	(2,316,470,056)	1,159,933,223

Net increase (decrease) in net assets resulting from operations	(1,784,002,141)	1,940,288,535	(1,928,130,526)	1,418,447,772

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(87,004,435)	(164,452,609)	(118,987,531)	(212,245,294)

Total distributions to shareholders	(87,004,435)	(164,452,609)	(118,987,531)	(212,245,294)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,795,740,986	3,153,603,968	854,193,662	3,609,019,632
Cost of shares redeemed	(2,141,647,420)	(2,759,937,977)	(1,356,171,389)	(2,050,778,256)

Net increase (decrease) in net assets from capital share transactions	654,093,566	393,665,991	(501,977,727)	1,558,241,376

INCREASE (DECREASE) IN NET ASSETS	(1,216,913,010)	2,169,501,917	(2,549,095,784)	2,764,443,854

NET ASSETS
Beginning of period	13,573,606,464	11,404,104,547	12,027,602,810	9,263,158,956

End of period	$12,356,693,454	$13,573,606,464	$9,478,507,026	$12,027,602,810

Undistributed net investment income included in net assets at end of period	$3,124,051	$243,294	$2,205,117	$563,849

SHARES ISSUED AND REDEEMED
Shares sold	47,900,000	57,950,000	13,300,000	57,600,000
Shares redeemed	(37,200,000)	(52,900,000)	(20,950,000)	(34,150,000)

Net increase (decrease) in shares outstanding	10,700,000	5,050,000	(7,650,000)	23,450,000

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$86,323,652	$173,507,221	$11,118,986	$22,248,043
Net realized gain (loss)	(135,524,995)	1,694,135,414	201,625,039	267,408,443
Net change in unrealized appreciation/depreciation	(3,731,686,202)	1,066,710,284	(1,183,685,395)	651,221,273

Net increase (decrease) in net assets resulting from operations	(3,780,887,545)	2,934,352,919	(970,941,370)	940,877,759

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(92,731,013)	(193,512,817)	(11,253,545)	(23,910,818)

Total distributions to shareholders	(92,731,013)	(193,512,817)	(11,253,545)	(23,910,818)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	56,398,130,147	91,323,202,012	1,577,078,299	3,673,483,872
Cost of shares redeemed	(57,696,173,045)	(89,675,680,947)	(1,879,083,578)	(3,655,910,300)

Net increase (decrease) in net assets from capital share transactions	(1,298,042,898)	1,647,521,065	(302,005,279)	17,573,572

INCREASE (DECREASE) IN NET ASSETS	(5,171,661,456)	4,388,361,167	(1,284,200,194)	934,540,513

NET ASSETS
Beginning of period	17,632,155,256	13,243,794,089	4,431,546,995	3,497,006,482

End of period	$12,460,493,800	$17,632,155,256	$3,147,346,801	$4,431,546,995

Distributions in excess of net investment income included in net assets at end of period	$(6,556,842)	$(149,481)	$(252,577)	$(118,018)

SHARES ISSUED AND REDEEMED
Shares sold	730,900,000	1,287,250,000	18,050,000	46,200,000
Shares redeemed	(746,550,000)	(1,273,100,000)	(21,700,000)	(47,450,000)

Net increase (decrease) in shares outstanding	(15,650,000)	14,150,000	(3,650,000)	(1,250,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$33,982,144	$69,779,470
Net realized gain	172,444,799	194,320,528
Net change in unrealized appreciation/depreciation	(1,232,335,004)	528,308,433

Net increase (decrease) in net assets resulting from operations	(1,025,908,061)	792,408,431

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(38,457,170)	(79,761,506)

Total distributions to shareholders	(38,457,170)	(79,761,506)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	794,119,436	2,170,102,675
Cost of shares redeemed	(1,377,509,890)	(2,377,307,303)

Net decrease in net assets from capital share transactions	(583,390,454)	(207,204,628)

INCREASE (DECREASE) IN NET ASSETS	(1,647,755,685)	505,442,297

NET ASSETS
Beginning of period	4,696,369,319	4,190,927,022

End of period	$3,048,613,634	$4,696,369,319

Distributions in excess of net investment income included in net assets at end of period	$(5,979,486)	$(1,504,460)

SHARES ISSUED AND REDEEMED
Shares sold	11,450,000	32,850,000
Shares redeemed	(20,300,000)	(36,250,000)

Net decrease in shares outstanding	(8,850,000)	(3,400,000)

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$30.31	$27.28	$25.16

Income from investment operations:
Net investment income[b]	0.28	0.53	0.27
Net realized and unrealized gain (loss)[c]	(4.17)	3.07	2.10

Total from investment operations	(3.89)	3.60	2.37

Less distributions from:
Net investment income	(0.19)	(0.57)	(0.25)

Total distributions	(0.19)	(0.57)	(0.25)

Net asset value, end of period	$26.23	$30.31	$27.28

Total return	(12.87)%[d]	13.46%	9.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$90,492	$15,156	$6,820
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.97%	1.90%	2.03%
Portfolio turnover rate[f]	7%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$31.42	$27.74	$25.07

Income from investment operations:
Net investment income[b]	0.24	0.44	0.23
Net realized and unrealized gain (loss)[c]	(3.37)	3.65	2.62

Total from investment operations	(3.13)	4.09	2.85

Less distributions from:
Net investment income	(0.24)	(0.41)	(0.18)

Total distributions	(0.24)	(0.41)	(0.18)

Net asset value, end of period	$28.05	$31.42	$27.74

Total return	(10.02)%[d]	14.95%	11.40%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$384,250	$370,726	$155,370
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.58%	1.56%	1.67%
Portfolio turnover rate[f]	16%	19%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$29.44	$26.89	$25.24

Income from investment operations:
Net investment income[b]	0.32	0.58	0.33
Net realized and unrealized gain (loss)[c]	(4.89)	2.53	1.55

Total from investment operations	(4.57)	3.11	1.88

Less distributions from:
Net investment income	(0.37)	(0.56)	(0.23)

Total distributions	(0.37)	(0.56)	(0.23)

Net asset value, end of period	$24.50	$29.44	$26.89

Total return	(15.63)%[d]	11.83%	7.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$140,882	$228,175	$149,220
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.30%	2.18%	2.41%
Portfolio turnover rate[f]	18%	24%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$73.86	$64.57	$43.48	$71.98	$77.44	$70.54

Income from investment operations:
Net investment income[a]	0.64	1.21	1.10	1.33	1.38	1.29
Net realized and unrealized gain (loss)[b]	(11.38)	9.29	21.08	(28.60)	(5.51)	6.87

Total from investment operations	(10.74)	10.50	22.18	(27.27)	(4.13)	8.16

Less distributions from:
Net investment income	(0.64)	(1.21)	(1.09)	(1.23)	(1.33)	(1.26)

Total distributions	(0.64)	(1.21)	(1.09)	(1.23)	(1.33)	(1.26)

Net asset value, end of period	$62.48	$73.86	$64.57	$43.48	$71.98	$77.44

Total return	(14.61)%[c]	16.54%	51.34%	(38.21)%	(5.47)%	11.67%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,670,136	$7,082,910	$5,378,740	$3,900,268	$3,710,393	$3,221,637
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.80%	1.83%	1.96%	2.38%	1.74%	1.76%
Portfolio turnover rate[e]	4%	7%	6%	8%	8%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$60.47	$51.98	$35.31	$54.56	$55.59	$52.55

Income from investment operations:
Net investment income[a]	0.40	0.74	0.69	0.64	0.59	0.58
Net realized and unrealized gain (loss)[b]	(7.94)	8.51	16.67	(19.27)	(1.05)	2.99

Total from investment operations	(7.54)	9.25	17.36	(18.63)	(0.46)	3.57

Less distributions from:
Net investment income	(0.38)	(0.76)	(0.69)	(0.62)	(0.57)	(0.53)

Total distributions	(0.38)	(0.76)	(0.69)	(0.62)	(0.57)	(0.53)

Net asset value, end of period	$52.55	$60.47	$51.98	$35.31	$54.56	$55.59

Total return	(12.53)%[c]	18.01%	49.42%	(34.32)%	(0.91)%	6.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,356,693	$13,573,606	$11,404,105	$8,425,956	$12,857,853	$8,496,708
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.35%	1.39%	1.53%	1.41%	1.00%	1.10%
Portfolio turnover rate[e]	18%	24%	19%	22%	16%	15%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$68.67	$61.06	$40.74	$72.99	$83.15	$72.90

Income from investment operations:
Net investment income[a]	0.71	1.34	1.24	1.80	1.99	1.83
Net realized and unrealized gain (loss)[b]	(12.08)	7.60	20.30	(32.31)	(10.19)	10.17

Total from investment operations	(11.37)	8.94	21.54	(30.51)	(8.20)	12.00

Less distributions from:
Net investment income	(0.71)	(1.33)	(1.22)	(1.74)	(1.96)	(1.73)
Return of capital	–	–	–	–	–	(0.02)

Total distributions	(0.71)	(1.33)	(1.22)	(1.74)	(1.96)	(1.75)

Net asset value, end of period	$56.59	$68.67	$61.06	$40.74	$72.99	$83.15

Total return	(16.66)%[c]	14.95%	53.28%	(42.35)%	(10.09)%	16.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,478,507	$12,027,603	$9,263,159	$6,164,690	$8,327,632	$9,516,058
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.16%	2.17%	2.33%	3.16%	2.41%	2.34%
Portfolio turnover rate[e]	19%	24%	24%	22%	14%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$84.22	$67.85	$42.25	$68.58	$79.47	$75.98

Income from investment operations:
Net investment income[a]	0.45	0.84	0.74	0.96	0.94	0.80
Net realized and unrealized gain (loss)[b]	(19.84)	16.42	25.61	(26.38)	(11.10)	3.51

Total from investment operations	(19.39)	17.26	26.35	(25.42)	(10.16)	4.31

Less distributions from:
Net investment income	(0.50)	(0.89)	(0.75)	(0.91)	(0.72)	(0.74)
Return of capital	–	–	–	–	(0.01)	(0.08)

Total distributions	(0.50)	(0.89)	(0.75)	(0.91)	(0.73)	(0.82)

Net asset value, end of period	$64.33	$84.22	$67.85	$42.25	$68.58	$79.47

Total return	(23.09)%[c]	25.68%	62.62%	(37.33)%	(12.89)%	5.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,460,494	$17,632,155	$13,243,794	$7,835,703	$10,331,479	$8,049,901
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.15%	1.18%	1.28%	1.68%	1.21%	1.07%
Portfolio turnover rate[e]	16%	20%	22%	21%	11%	25%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$95.40	$73.31	$46.05	$72.89	$80.63	$79.83

Income from investment operations:
Net investment income[a]	0.25	0.50	0.41	0.51	0.51	0.26
Net realized and unrealized gain (loss)[b]	(21.84)	22.12	27.27	(26.84)	(7.73)	0.83

Total from investment operations	(21.59)	22.62	27.68	(26.33)	(7.22)	1.09

Less distributions from:
Net investment income	(0.27)	(0.53)	(0.42)	(0.51)	(0.48)	(0.29)
Return of capital	–	–	–	–	(0.04)	–

Total distributions	(0.27)	(0.53)	(0.42)	(0.51)	(0.52)	(0.29)

Net asset value, end of period	$73.54	$95.40	$73.31	$46.05	$72.89	$80.63

Total return	(22.67)%[c]	31.01%	60.21%	(36.24)%	(9.03)%	1.38%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,147,347	$4,431,547	$3,497,006	$2,157,371	$2,638,494	$3,051,673
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.55%	0.64%	0.65%	0.83%	0.62%	0.34%
Portfolio turnover rate[e]	31%	36%	36%	47%	32%	43%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$75.44	$63.84	$39.48	$66.07	$80.91	$74.72

Income from investment operations:
Net investment income[a]	0.57	1.06	0.96	1.31	1.34	1.24
Net realized and unrealized gain (loss)[b]	(18.26)	11.78	24.40	(26.58)	(14.89)	6.22

Total from investment operations	(17.69)	12.84	25.36	(25.27)	(13.55)	7.46

Less distributions from:
Net investment income	(0.66)	(1.24)	(1.00)	(1.32)	(1.29)	(1.27)

Total distributions	(0.66)	(1.24)	(1.00)	(1.32)	(1.29)	(1.27)

Net asset value, end of period	$57.09	$75.44	$63.84	$39.48	$66.07	$80.91

Total return	(23.57)%[c]	20.42%	64.65%	(38.70)%	(16.94)%	10.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,048,614	$4,696,369	$4,190,927	$2,556,631	$3,323,412	$4,486,545
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.63%	1.62%	1.79%	2.39%	1.77%	1.63%
Portfolio turnover rate[e]	27%	32%	38%	32%	28%	36%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Russell Top 200	Non-diversified
Russell Top 200 Growth	Non-diversified
Russell Top 200 Value	Non-diversified
Russell 1000	Diversified
Russell 1000 Growth	Non-diversified

iShares Index Fund	Diversification Classification
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

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iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

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iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

Russell Top 200
Common Stocks	$90,369,295	$–	$–	$90,369,295
Short-Term Investments	58,046	–	–	58,046

	$90,427,341	$–	$–	$90,427,341

Russell Top 200 Growth
Common Stocks	$383,867,584	$–	$–	$383,867,584
Short-Term Investments	235,831	–	–	235,831

	$384,103,415	$–	$–	$384,103,415

Russell Top 200 Value
Common Stocks	$140,645,280	$–	$–	$140,645,280
Short-Term Investments	79,918	–	–	79,918

	$140,725,198	$–	$–	$140,725,198

Russell 1000
Assets:
Common Stocks	$5,663,489,143	$–	$4,144	$5,663,493,287
Short-Term Investments	200,556,398	–	–	200,556,398
Liabilities:
Short Positions	(203,584)	–	–	(203,584)

	$5,863,841,957	$–	$4,144	$5,863,846,101

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	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

Russell 1000 Growth
Assets:
Common Stocks	$12,345,818,976	$–	$11,166	$12,345,830,142
Short-Term Investments	693,425,487	–	–	693,425,487
Liabilities:
Short Positions	(690,386)	–	–	(690,386)

	$13,038,554,077	$–	$11,166	$13,038,565,243

Russell 1000 Value
Assets:
Common Stocks	$9,466,264,390	$–	$3,754	$9,466,268,144
Short-Term Investments	287,754,754	–	–	287,754,754
Liabilities:
Short Positions	(146,837)	–	–	(146,837)

	$9,753,872,307	$–	$3,754	$9,753,876,061

Russell 2000
Common Stocks	$12,442,282,836	$–	$178,803	$12,442,461,639
Short-Term Investments	2,333,467,783	–	–	2,333,467,783

	$14,775,750,619	$–	$178,803	$14,775,929,422

Russell 2000 Growth
Common Stocks	$3,142,927,713	$–	$4,432	$3,142,932,145
Short-Term Investments	597,987,612	–	–	597,987,612

	$3,740,915,325	$–	$4,432	$3,740,919,757

Russell 2000 Value
Common Stocks	$3,040,000,781	$–	$96,947	$3,040,097,728
Short-Term Investments	588,615,561	–	–	588,615,561

	$3,628,616,342	$–	$96,947	$3,628,713,289

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

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DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell Top 200	$–	$–	$–	$–	$–	$–	$–	$6,757	$6,757
Russell Top 200 Growth	–	–	–	–	–	–	–	3,894,801	3,894,801
Russell Top 200 Value	–	–	–	–	–	–	–	3,410,225	3,410,225
Russell 1000	5,661,012	–	3,566,065	707,111	–	56,902,659	198,974,722	9,763,988	275,575,557
Russell 1000 Growth	23,134,640	16,440,477	76,953,145	38,155,726	–	659,755,548	1,537,593,620	398,954,951	2,750,988,107
Russell 1000 Value	6,460,764	–	9,884,283	1,336,109	5,258,431	322,089,146	1,093,415,117	147,982,939	1,586,426,789
Russell 2000	58,221,050	40,463,538	98,708,572	12,245,583	14,608,054	304,954,114	965,955,801	369,305,656	1,864,462,368
Russell 2000 Growth	4,816,733	24,718,345	39,417,433	–	10,051,978	291,496,992	592,964,832	276,373,290	1,239,839,603
Russell 2000 Value	–	–	11,905,952	–	10,549,418	119,082,747	571,795,686	113,368,565	826,702,368
Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of September 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Russell Top 200	$102,935,919	$1,146,111	$(13,654,689)	$(12,508,578)
Russell Top 200 Growth	394,233,169	18,678,134	(28,807,888)	(10,129,754)

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iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Russell Top 200 Value	$161,380,825	$3,499,852	$(24,155,479)	$(20,655,627)
Russell 1000	7,133,819,581	301,606,406	(1,571,376,302)	(1,269,769,896)
Russell 1000 Growth	13,330,308,403	1,064,037,363	(1,355,090,137)	(291,052,774)
Russell 1000 Value	12,101,861,051	417,730,131	(2,765,568,284)	(2,347,838,153)
Russell 2000	20,911,761,362	44,305,322	(6,180,137,262)	(6,135,831,940)
Russell 2000 Growth	4,590,810,234	67,533,615	(917,424,092)	(849,890,477)
Russell 2000 Value	4,795,446,401	98,118,205	(1,264,851,317)	(1,166,733,112)

Management has reviewed the tax positions as of September 30, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ Statements of Assets and Liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Summary Schedule of Investments.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15
Russell 1000 Growth	0.20

iShares Index Fund	Investment Advisory Fee
Russell 1000 Value	0.20%
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended September 30, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$350,216
Russell 1000 Growth	673,812
Russell 1000 Value	709,792
Russell 2000	7,351,022
Russell 2000 Growth	2,644,740
Russell 2000 Value	1,490,316

Cross trades for the six months ended September 30, 2011, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

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Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Loss

Russell Top 200
BlackRock Inc.	149	1,190	(404)	935	$138,389	$1,550	$(6,351)
PNC Financial Services Group Inc. (The)	839	6,673	(1,760)	5,752	227,189	2,631	(7,020)

					$365,578	$4,181	$(13,371)

Russell Top 200 Growth
BlackRock Inc.	2,387	2,171	(675)	3,883	$574,723	$9,023	$(7,159)

Russell Top 200 Value
BlackRock Inc.	3,050	684	(2,244)	1,490	$220,535	$6,673	$(53,103)
PNC Financial Services Group Inc. (The)	25,908	6,295	(14,038)	18,165	875,371	16,981	(80,615)

					$1,095,906	$23,654	$(133,718)

Russell 1000
BlackRock Inc.	48,066	6,600	(13,143)	41,523	$6,145,819	$128,564	$(360,632)
PNC Financial Services Group Inc. (The)	270,596	37,303	(52,707)	255,192	12,297,702	187,735	(70,284)

					$18,443,521	$316,299	$(430,916)

Russell 1000 Growth
BlackRock Inc.	62,131	47,331	(20,602)	88,860	$13,152,169	$215,454	$(527,658)

Russell 1000 Value
BlackRock Inc.	108,357	8,957	(46,500)	70,814	$10,481,180	$253,670	$(848,343)
PNC Financial Services Group Inc. (The)	925,614	85,149	(150,191)	860,572	41,470,965	623,324	(255,924)

					$51,952,145	$876,994	$(1,104,267)

Russell 2000
BlackRock Kelso Capital Corp.	993,446	2,866,793	(3,089,320)	770,919	$5,627,709	$456,948	$(441,709)
PennyMac Mortgage Investment Trust	383,426	1,373,610	(1,401,824)	355,212	5,647,871	330,111	(190,765)

					$11,275,580	$787,059	$(632,474)

Russell 2000 Value
BlackRock Kelso Capital Corp.	541,091	104,503	(186,062)	459,532	$3,354,584	$267,345	$(254,646)
PennyMac Mortgage Investment Trust	209,864	43,142	(78,621)	174,385	2,772,722	182,151	(70,672)

					$6,127,306	$449,496	$(325,318)

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	Purchases	Sales
Russell Top 200	$4,553,927	$4,472,263
Russell Top 200 Growth	62,602,844	62,380,783
Russell Top 200 Value	35,821,915	35,976,253
Russell 1000	293,315,523	289,998,877
Russell 1000 Growth	2,399,177,129	2,393,688,899
Russell 1000 Value	2,104,914,788	2,095,919,678
Russell 2000	2,446,850,259	2,436,661,887
Russell 2000 Growth	1,258,244,988	1,259,713,773
Russell 2000 Value	1,114,162,119	1,121,296,128

In-kind transactions (see Note 4) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell Top 200	$116,944,394	$30,182,631
Russell Top 200 Growth	112,968,026	54,522,323
Russell Top 200 Value	50,346,938	100,488,979
Russell 1000	788,180,014	1,134,581,563
Russell 1000 Growth	2,790,545,736	2,137,858,482
Russell 1000 Value	851,877,104	1,352,130,179
Russell 2000	55,774,288,357	57,075,103,331
Russell 2000 Growth	1,566,274,973	1,867,543,280
Russell 2000 Value	781,412,069	1,355,333,294

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for

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iSHARES® TRUST

certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also reviewed the performance of another series of registered investment companies with substantially similar investment objectives and strategies as iShares Russell 2000 Index Fund for which BFA provides investment advisory services, noting that such other services generally performed in line with relevant benchmarks over relevant periods.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for iShares Russell Top 200 Index Fund, iShares Russell 1000 Index Fund, iShares Russell 1000 Growth Index Fund, iShares Russell 1000 Value Index Fund, iShares Russell Top 200 Growth Index Fund, iShares Russell Top 200 Value Index Fund, and iShares Russell 2000 Index Fund had been taken into consideration by fixing the investment advisory fee rates at the low end of the market place, effectively giving shareholders of such Funds, from inception, the benefits of lower fees. The Board noted that should material economies of scale exist in the future, a breakpoint structure for iShares Russell 2000 Growth Index Fund, and iShares Russell 2000 Value Index Fund may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Russell Top 200 Index Fund, iShares Russell Top 200 Growth Index Fund, and iShares Russell Top 200 Value Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/ management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

84	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.18712	$–	$0.00024	$0.18736	100%	–%	0%[a]		100%
Russell Top 200 Growth	0.23706	–	0.00055	0.23761	100	–	0	[a]	100
Russell Top 200 Value	0.37024	–	0.00022	0.37046	100	–	0	[a]	100
Russell 1000	0.63245	–	0.00859	0.64104	99	–	1		100
Russell 1000 Growth	0.37533	–	0.00143	0.37676	100	–	0	[a]	100
Russell 1000 Value	0.69188	–	0.01383	0.70571	98	–	2		100
Russell 2000	0.47274	–	0.02893	0.50167	94	–	6		100
Russell 2000 Growth	0.26220	–	0.00475	0.26695	98	–	2		100
Russell 2000 Value	0.60489	–	0.05120	0.65609	92	–	8		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	85

Notes:

86	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-35-0911

September 30, 2011

2011 Semi-Annual Report

iShares Trust

iShares Russell 3000 Index Fund  |  IWV  |  NYSE Arca

iShares Russell 3000 Growth Index Fund  |  IWZ  |  NYSE Arca

iShares Russell 3000 Value Index Fund  |  IWW  |  NYSE Arca

iShares Russell Microcap Index Fund  |  IWC  |  NYSE Arca

iShares Russell Midcap Index Fund  |  IWR  |  NYSE Arca

iShares Russell Midcap Growth Index Fund  |  IWP  |  NYSE Arca

iShares Russell Midcap Value Index Fund  |  IWS  |  NYSE Arca

Fund Performance Overviews

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of September 30, 2011

	Average Annual Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	0.37%	0.42%	0.55%	(1.02)%	(1.02)%	(0.92)%	3.32%	3.32%	3.48%
Russell 3000 Growth	3.13%	3.13%	3.39%	1.36%	1.37%	1.56%	2.94%	2.95%	3.18%
Russell 3000 Value	(2.42)%	(2.44)%	(2.22)%	(3.63)%	(3.64)%	(3.50)%	3.38%	3.38%	3.58%

	Cumulative Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	0.37%	0.42%	0.55%	(4.99)%	(5.01)%	(4.52)%	38.65%	38.60%	40.80%
Russell 3000 Growth	3.13%	3.13%	3.39%	7.01%	7.05%	8.07%	33.60%	33.76%	36.80%
Russell 3000 Value	(2.42)%	(2.44)%	(2.22)%	(16.86)%	(16.91)%	(16.30)%	39.41%	39.46%	42.20%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the largest public issuers domiciled in the U.S. and its territories. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (15.35)%, net of fees, while the total return for the Index was (15.30)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.14%

Financial	14.51

Technology	13.52

Communications	11.08

Industrial	10.80

Energy	10.68

Consumer Cyclical	9.65

Utilities	4.05

Basic Materials	3.39

Diversified	0.04

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.83%

Apple Inc.	2.79

International Business Machines Corp.	1.68

Chevron Corp.	1.47

Microsoft Corp.	1.46

Procter & Gamble Co. (The)	1.39

Johnson & Johnson	1.38

AT&T Inc.	1.33

General Electric Co.	1.28

Pfizer Inc.	1.10

TOTAL	16.71%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the growth sector of the broad U.S. equity market. The Growth Index is a subset of the Russell 3000® Index and measures the performance of equity securities of Russell 3000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2011, the total return for the Growth Fund was (13.45)%, net of fees, while the total return for the Growth Index was (13.35)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.16%

Technology	21.94

Consumer Cyclical	12.43

Industrial	12.12

Communications	11.03

Energy	10.19

Basic Materials	4.24

Financial	3.69

Utilities	0.08

Diversified	0.01

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Apple Inc.	5.53%

Exxon Mobil Corp.	4.14

International Business Machines Corp.	3.33

Microsoft Corp.	2.90

Coca-Cola Co. (The)	2.10

Google Inc. Class A	2.03

Oracle Corp.	1.73

Philip Morris International Inc.	1.58

PepsiCo Inc.	1.54

McDonald’s Corp.	1.43

TOTAL	26.31%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Value Index”). The Value Index measures the performance of the value sector of the broad U.S. equity market. The Value Index is a subset of the Russell 3000® Index and measures the performance of equity securities of Russell 3000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2011, the total return for the Value Fund was (17.25)%, net of fees, while the total return for the Value Index was (17.20)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	25.48%

Consumer Non-Cyclical	20.07

Energy	11.19

Communications	11.13

Industrial	9.46

Utilities	8.07

Consumer Cyclical	6.84

Technology	4.98

Basic Materials	2.54

Diversified	0.08

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Chevron Corp.	2.79%

AT&T Inc.	2.69

Procter & Gamble Co. (The)	2.62

General Electric Co.	2.57

Pfizer Inc.	2.22

Johnson & Johnson	2.21

Berkshire Hathaway Inc. Class B	1.98

JPMorgan Chase & Co.	1.91

Intel Corp.	1.80

Wells Fargo & Co.	1.76

TOTAL	22.55%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of September 30, 2011

Average Annual Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.26)%	(5.35)%	(4.83)%	(5.03)%	(5.06)%	(4.36)%	(2.99)%	(3.04)%	(2.20)%

Cumulative Total Returns

Year Ended 9/30/11			Five Years Ended 9/30/11			Inception to 9/30/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.26)%	(5.35)%	(4.83)%	(22.76)%	(22.87)%	(20.00)%	(17.01)%	(17.26)%	(12.77)%

Index performance reflects the Russell Microcap X™ Index through July 1, 2006 and the Russell Microcap® Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index measures the performance of the microcap sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index and includes equity securities issued by issuers with total market capitalizations ranging from approximately $30 million to $445 million, although this range may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (25.51)%, net of fees, while the total return for the Index was (25.37)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	25.90%

Consumer Non-Cyclical	24.16

Industrial	11.75

Consumer Cyclical	10.42

Technology	9.80

Communications	9.09

Energy	3.71

Basic Materials	3.28

Utilities	1.48

Diversified	0.19

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Peet’s Coffee & Tea Inc.	0.35%

Liquidity Services Inc.	0.30

Education Realty Trust Inc.	0.30

Exponent Inc.	0.29

Crosstex Energy Inc.	0.27

Pharmacyclics Inc.	0.27

LivePerson Inc.	0.26

Maxwell Technologies Inc.	0.26

ARMOUR Residential Inc.	0.25

Retail Opportunity Investments Corp.	0.25

TOTAL	2.80%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of September 30, 2011

	Average Annual Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	(1.02)%	(0.97)%	(0.88)%	0.44%	0.44%	0.56%	7.31%	7.34%	7.45%
Russell Midcap Growth	0.59%	0.61%	0.80%	1.43%	1.44%	1.64%	6.47%	6.49%	6.70%
Russell Midcap Value	(2.55)%	(2.45)%	(2.36)%	(0.95)%	(0.96)%	(0.84)%	7.39%	7.42%	7.54%

	Cumulative Total Returns

	Year Ended 9/30/11			Five Years Ended 9/30/11			Ten Years Ended 9/30/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	(1.02)%	(0.97)%	(0.88)%	2.24%	2.24%	2.84%	102.54%	103.10%	105.13%
Russell Midcap Growth	0.59%	0.61%	0.80%	7.38%	7.42%	8.45%	87.14%	87.54%	91.22%
Russell Midcap Value	(2.55)%	(2.45)%	(2.36)%	(4.65)%	(4.70)%	(4.11)%	104.00%	104.50%	106.91%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overviews (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000® Index. The Index includes equity securities issued by issuers which range in size between approximately $1.7 billion and $12 billion, although this range may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2011, the total return for the Fund was (18.57)%, net of fees, while the total return for the Index was (18.55)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	18.88%

Financial	18.03

Consumer Cyclical	12.97

Industrial	12.37

Technology	10.11

Energy	7.74

Utilities	7.61

Communications	6.59

Basic Materials	5.49

Diversified	0.13

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Consolidated Edison Inc.	0.49%

PPL Corp.	0.48

H.J. Heinz Co.	0.47

Spectra Energy Corp.	0.47

Lorillard Inc.	0.47

Annaly Capital Management Inc.	0.46

Equity Residential	0.45

Progress Energy Inc.	0.45

Goodrich Corp.	0.44

Marsh & McLennan Companies Inc.	0.43

TOTAL	4.61%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Midcap® Index and measures the performance of equity securities of Russell Midcap® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2011, the total return for the Growth Fund was (18.09)%, net of fees, while the total return for the Growth Index was (18.03)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.00%

Consumer Cyclical	16.30

Industrial	14.62

Technology	14.59

Energy	9.29

Communications	9.14

Basic Materials	7.35

Financial	5.37

Utilities	0.29

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Intuit Inc.	0.85%

Intuitive Surgical Inc.	0.84

Bed Bath & Beyond Inc.	0.84

El Paso Corp.	0.75

T. Rowe Price Group Inc.	0.73

Crown Castle International Corp.	0.70

Alexion Pharmaceuticals Inc.	0.70

Green Mountain Coffee Roasters Inc.	0.67

Ecolab Inc.	0.67

C.H. Robinson Worldwide Inc.	0.67

TOTAL	7.42%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overviews (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Midcap® Index and measures the performance of equity securities of Russell Midcap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2011, the total return for the Value Fund was (19.06)%, net of fees, while the total return for the Value Index was (19.02)%.

PORTFOLIO ALLOCATION As of 9/30/11
Sector	Percentage of Net Assets
Financial	30.55%

Utilities	14.85

Consumer Non-Cyclical	14.81

Industrial	10.15

Consumer Cyclical	9.70

Energy	6.19

Technology	5.69

Communications	4.07

Basic Materials	3.65

Diversified	0.26

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/11
Security	Percentage of Net Assets
Consolidated Edison Inc.	0.97%

PPL Corp.	0.96

Spectra Energy Corp.	0.93

Lorillard Inc.	0.93

Annaly Capital Management Inc.	0.92

Progress Energy Inc.	0.89

Marsh & McLennan Companies Inc.	0.85

HCP Inc.	0.83

Equity Residential	0.82

Aon Corp.	0.81

TOTAL	8.91%

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2011 to September 30, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
Russell 3000
Actual	$1,000.00	$ 846.50	0.20%	$0.92
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	865.50	0.25	1.17
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell 3000 Value
Actual	1,000.00	827.50	0.25	1.14
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell Microcap
Actual	1,000.00	744.90	0.60	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.60	3.03

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/11 to 9/30/11)
Russell Midcap
Actual	$1,000.00	$ 814.30	0.20%	$0.91
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	819.10	0.25	1.14
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell Midcap Value
Actual	1,000.00	809.40	0.25	1.13
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,769,527	0.13%

		3,769,527	0.13

AEROSPACE & DEFENSE
Boeing Co. (The)	168,259	10,181,352	0.35
United Technologies Corp.	208,593	14,676,603	0.51
Other securities[a]		28,034,848	0.97

		52,892,803	1.83

AGRICULTURE
Altria Group Inc.	477,098	12,790,997	0.44
Philip Morris International Inc.	405,306	25,282,988	0.88
Other securities[a]		20,338,812	0.71

		58,412,797	2.03

AIRLINES
Other securities[a]		6,346,685	0.22

		6,346,685	0.22

APPAREL
Other securities[a]		19,963,538	0.69

		19,963,538	0.69

AUTO MANUFACTURERS
Other securities[a]		15,820,755	0.55

		15,820,755	0.55

AUTO PARTS & EQUIPMENT
Other securities[a]		12,125,675	0.42

		12,125,675	0.42

BANKS
Bank of America Corp.	2,309,366	14,133,320	0.49
Citigroup Inc.	662,293	16,967,947	0.59
Goldman Sachs Group Inc. (The)	117,995	11,156,427	0.39
JPMorgan Chase & Co.	905,618	27,277,214	0.95
PNC Financial Services Group Inc. (The)[b]	119,947	5,780,246	0.20
U.S. Bancorp	439,099	10,336,390	0.36
Wells Fargo & Co.	1,121,028	27,039,195	0.94
Other securities[a]		52,830,526	1.82

		165,521,265	5.74

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	450,252	$30,419,025	1.05%
PepsiCo Inc.	360,238	22,298,732	0.77
Other securities[a]		11,826,777	0.42

		64,544,534	2.24

BIOTECHNOLOGY
Amgen Inc.	211,892	11,643,465	0.40
Other securities[a]		27,246,467	0.95

		38,889,932	1.35

BUILDING MATERIALS
Other securities[a]		3,739,510	0.13

		3,739,510	0.13

CHEMICALS
Other securities[a]		55,472,321	1.92

		55,472,321	1.92

COAL
Other securities[a]		6,848,605	0.24

		6,848,605	0.24

COMMERCIAL SERVICES
Visa Inc. Class A	119,183	10,216,367	0.35
Other securities[a]		48,341,252	1.68

		58,557,619	2.03

COMPUTERS
Apple Inc.[c]	210,753	80,334,828	2.79
International Business Machines Corp.	276,035	48,314,406	1.68
Other securities[a]		59,117,262	2.04

		187,766,496	6.51

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	636,144	40,191,578	1.39
Other securities[a]		14,308,701	0.50

		54,500,279	1.89

DISTRIBUTION & WHOLESALE
Other securities[a]		10,453,040	0.36

		10,453,040	0.36

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	239,459	10,751,709	0.37
BlackRock Inc.[b]	19,516	2,888,563	0.10
Other securities[a]		37,313,730	1.29

		50,954,002	1.76

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$101,608,668	3.52%

		101,608,668	3.52

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		13,518,652	0.47

		13,518,652	0.47

ELECTRONICS
Other securities[a]		24,112,970	0.84

		24,112,970	0.84

ENERGY – ALTERNATE SOURCES
Other securities[a]		1,718,387	0.06

		1,718,387	0.06

ENGINEERING & CONSTRUCTION
Other securities[a]		7,346,972	0.25

		7,346,972	0.25

ENTERTAINMENT
Other securities[a]		4,632,968	0.16

		4,632,968	0.16

ENVIRONMENTAL CONTROL
Other securities[a]		10,999,935	0.38

		10,999,935	0.38

FOOD
Kraft Foods Inc. Class A	376,594	12,646,027	0.44
Other securities[a]		43,671,836	1.51

		56,317,863	1.95

FOREST PRODUCTS & PAPER
Other securities[a]		11,382,441	0.39

		11,382,441	0.39

GAS
Other securities[a]		12,658,019	0.44

		12,658,019	0.44

HAND & MACHINE TOOLS
Other securities[a]		4,236,647	0.15

		4,236,647	0.15

HEALTH CARE – PRODUCTS
Johnson & Johnson	624,715	39,800,593	1.38
Other securities[a]		62,765,815	2.18

		102,566,408	3.56

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	246,924	11,388,135	0.39

Security	Shares	Value	% of Net Assets
Other securities[a]		$26,550,105	0.93%

		37,938,240	1.32

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		1,214,605	0.04

		1,214,605	0.04

HOME BUILDERS
Other securities[a]		3,548,571	0.12

		3,548,571	0.12

HOME FURNISHINGS
Other securities[a]		2,865,808	0.10

		2,865,808	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		16,179,377	0.56

		16,179,377	0.56

HOUSEWARES
Other securities[a]		1,303,836	0.05

		1,303,836	0.05

INSURANCE
Berkshire Hathaway Inc. Class Bc	398,953	28,341,621	0.98
Other securities[a]		79,698,679	2.77

		108,040,300	3.75

INTERNET
Amazon.com Inc.[c]	82,830	17,910,331	0.62
Google Inc. Class Ac	57,358	29,503,808	1.02
Other securities[a]		38,185,062	1.33

		85,599,201	2.97

INVESTMENT COMPANIES
BlackRock Kelso Capital Corp.[b]	16,509	120,516	0.00
PennyMac Mortgage Investment Trust[b]	6,308	100,297	0.00
Other securities[a]		2,948,767	0.11

		3,169,580	0.11

IRON & STEEL
Other securities[a]		7,638,922	0.27

		7,638,922	0.27

LEISURE TIME
Other securities[a]		7,437,430	0.26

		7,437,430	0.26

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$11,925,863	0.41%

		11,925,863	0.41

MACHINERY
Caterpillar Inc.	146,930	10,849,311	0.38
Other securities[a]		22,220,219	0.77

		33,069,530	1.15

MACHINERY – DIVERSIFIED
Other securities[a]		281,653	0.01

		281,653	0.01

MANUFACTURING
3M Co.	161,945	11,626,031	0.40
General Electric Co.	2,417,016	36,835,324	1.28
Other securities[a]		49,518,077	1.72

		97,979,432	3.40

MEDIA
Comcast Corp. Class A	628,543	13,136,549	0.46
Walt Disney Co. (The)	430,779	12,992,295	0.45
Other securities[a]		56,247,554	1.95

		82,376,398	2.86

METAL FABRICATE & HARDWARE
Other securities[a]		8,056,544	0.28

		8,056,544	0.28

MINING
Other securities[a]		23,417,470	0.81

		23,417,470	0.81

MISCELLANEOUS – MANUFACTURING
Other securities[a]		93,075	0.00

		93,075	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		3,010,142	0.10

		3,010,142	0.10

OFFICE FURNISHINGS
Other securities[a]		838,479	0.03

		838,479	0.03

OIL & GAS
Chevron Corp.	458,140	42,387,113	1.47
ConocoPhillips	322,145	20,398,221	0.71
Exxon Mobil Corp.	1,122,665	81,539,159	2.83
Occidental Petroleum Corp.	185,259	13,246,018	0.46

Security	Shares	Value	% of Net Assets
Other securities[a]		$80,760,314	2.79%

		238,330,825	8.26

OIL & GAS SERVICES
Schlumberger Ltd.	309,253	18,471,682	0.64
Other securities[a]		29,313,951	1.02

		47,785,633	1.66

PACKAGING & CONTAINERS
Other securities[a]		6,336,107	0.22

		6,336,107	0.22

PHARMACEUTICALS
Abbott Laboratories	354,229	18,115,271	0.63
Bristol-Myers Squibb Co.	388,807	12,200,764	0.42
Merck & Co. Inc.	703,447	23,009,751	0.80
Pfizer Inc.	1,800,696	31,836,305	1.10
Other securities[a]		65,282,821	2.27

		150,444,912	5.22

PIPELINES
Other securities[a]		13,482,525	0.47

		13,482,525	0.47

REAL ESTATE
Other securities[a]		3,234,000	0.11

		3,234,000	0.11

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		80,788,925	2.80

		80,788,925	2.80

RETAIL
CVS Caremark Corp.	309,030	10,377,227	0.36
Home Depot Inc. (The)	364,212	11,971,648	0.42
McDonald’s Corp.	236,468	20,766,620	0.72
Wal-Mart Stores Inc.	404,416	20,989,190	0.73
Other securities[a]		112,205,214	3.88

		176,309,899	6.11

SAVINGS & LOANS
Other securities[a]		6,565,858	0.23

		6,565,858	0.23

SEMICONDUCTORS
Intel Corp.	1,208,347	25,774,041	0.89
Other securities[a]		51,215,290	1.78

		76,989,331	2.67

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
SHIPBUILDING
Other securities[a]		$269,528	0.01%

		269,528	0.01

SOFTWARE
Microsoft Corp.	1,691,231	42,094,740	1.46
Oracle Corp.	875,364	25,157,961	0.87
Other securities[a]		54,774,068	1.90

		122,026,769	4.23

STORAGE & WAREHOUSING
Other securities[a]		189,854	0.01

		189,854	0.01

TELECOMMUNICATIONS
AT&T Inc.	1,349,643	38,491,818	1.33
Cisco Systems Inc.	1,253,520	19,417,025	0.67
QUALCOMM Inc.	380,495	18,503,472	0.64
Verizon Communications Inc.	644,759	23,727,131	0.82
Other securities[a]		47,608,362	1.66

		147,747,808	5.12

TEXTILES
Other securities[a]		1,532,633	0.05

		1,532,633	0.05

TOYS, GAMES & HOBBIES
Other securities[a]		3,106,014	0.11

		3,106,014	0.11

TRANSPORTATION
United Parcel Service Inc. Class B	167,450	10,574,468	0.37
Other securities[a]		37,042,108	1.28

		47,616,576	1.65

TRUCKING & LEASING
Other securities[a]		805,904	0.03

		805,904	0.03

VENTURE CAPITAL
Other securities[a]		40,981	0.00

		40,981	0.00

Security	Shares	Value	% of Net Assets
WATER
Other securities[a]		$2,611,996	0.09%

		2,611,996	0.09

TOTAL COMMON STOCKS
(Cost: $3,492,045,651)		2,879,879,847	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[b,d,e]	116,455,051	116,455,051	4.04
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[b,d,e]	9,864,111	9,864,111	0.34
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[b,d]	2,794,677	2,794,677	0.10

		129,113,839	4.48

TOTAL SHORT-TERM INVESTMENTS
(Cost: $129,113,839)		129,113,839	4.48

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,621,159,490)		3,008,993,686	104.34

SHORT POSITIONS[f]

COMMON STOCKS
Lone Pine Resources Inc.[c]	(14,527)	(95,878)	(0.00)

TOTAL SHORT POSITIONS
(Proceeds: $96,318)		(95,878)	(0.00)

Other Assets, Less Liabilities		(125,079,093)	(4.34)

NET ASSETS		$2,883,818,715	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$527,900	0.20%

		527,900	0.20

AEROSPACE & DEFENSE
Boeing Co. (The)	27,241	1,648,353	0.62
United Technologies Corp.	36,003	2,533,171	0.96
Other securities[a]		1,856,216	0.70

		6,037,740	2.28

AGRICULTURE
Altria Group Inc.	64,959	1,741,551	0.66
Monsanto Co.	22,299	1,338,832	0.51
Philip Morris International Inc.	66,919	4,174,407	1.58
Other securities[a]		294,577	0.10

		7,549,367	2.85

AIRLINES
Other securities[a]		551,149	0.21

		551,149	0.21

APPAREL
Nike Inc. Class B	14,838	1,268,797	0.48
Other securities[a]		1,731,491	0.65

		3,000,288	1.13

AUTO MANUFACTURERS
Other securities[a]		1,479,053	0.56

		1,479,053	0.56

AUTO PARTS & EQUIPMENT
Other securities[a]		927,500	0.35

		927,500	0.35

BANKS
Other securities[a]		506,995	0.19

		506,995	0.19

BEVERAGES
Coca-Cola Co. (The)	82,143	5,549,581	2.10
PepsiCo Inc.	65,721	4,068,130	1.54
Other securities[a]		1,673,970	0.62

		11,291,681	4.26

BIOTECHNOLOGY
Celgene Corp.[b]	19,235	1,191,031	0.45
Other securities[a]		3,067,017	1.16

		4,258,048	1.61

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$291,222	0.11%

		291,222	0.11

CHEMICALS
E.I. du Pont de Nemours and Co.	38,634	1,544,201	0.58
Praxair Inc.	12,609	1,178,689	0.45
Other securities[a]		4,950,964	1.87

		7,673,854	2.90

COAL
Other securities[a]		1,008,374	0.38

		1,008,374	0.38

COMMERCIAL SERVICES
MasterCard Inc. Class A	4,458	1,413,899	0.53
Other securities[a]		5,904,584	2.23

		7,318,483	2.76

COMPUTERS
Accenture PLC Class A	26,834	1,413,615	0.53
Apple Inc.[b]	38,449	14,655,990	5.53
EMC Corp.[b]	85,580	1,796,324	0.68
International Business
Machines Corp.	50,359	8,814,336	3.33
Other securities[a]		3,846,428	1.45

		30,526,693	11.52

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	18,344	1,626,746	0.61
Other securities[a]		1,288,710	0.49

		2,915,456	1.10

DISTRIBUTION & WHOLESALE
Other securities[a]		1,334,612	0.50

		1,334,612	0.50

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	26,419	1,186,213	0.45
BlackRock Inc.[c]	1,759	260,350	0.10
Other securities[a]		3,168,551	1.19

		4,615,114	1.74

ELECTRIC
Other securities[a]		178,454	0.07

		178,454	0.07

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	31,240	$1,290,524	0.49%
Other securities[a]		473,622	0.18

		1,764,146	0.67

ELECTRONICS
Other securities[a]		2,477,300	0.93

		2,477,300	0.93

ENERGY – ALTERNATE SOURCES
Other securities[a]		219,347	0.08

		219,347	0.08

ENGINEERING & CONSTRUCTION
Other securities[a]		576,778	0.22

		576,778	0.22

ENTERTAINMENT
Other securities[a]		386,805	0.15

		386,805	0.15

ENVIRONMENTAL CONTROL
Other securities[a]		876,344	0.33

		876,344	0.33

FOOD
Other securities[a]		4,824,281	1.82

		4,824,281	1.82

FOREST PRODUCTS & PAPER
Other securities[a]		759,174	0.29

		759,174	0.29

GAS
Other securities[a]		35,085	0.01

		35,085	0.01

HAND & MACHINE TOOLS
Other securities[a]		127,665	0.05

		127,665	0.05

HEALTH CARE – PRODUCTS
Baxter International Inc.	21,336	1,197,803	0.45
Johnson & Johnson	23,241	1,480,684	0.56
Medtronic Inc.	38,383	1,275,851	0.48
Other securities[a]		6,359,611	2.40

		10,313,949	3.89

HEALTH CARE – SERVICES
Other securities[a]		1,834,224	0.69

		1,834,224	0.69

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		$21,438	0.01%

		21,438	0.01

HOME BUILDERS
Other securities[a]		8,325	0.00

		8,325	0.00

HOME FURNISHINGS
Other securities[a]		280,133	0.11

		280,133	0.11

HOUSEHOLD PRODUCTS & WARES
Kimberly-Clark Corp.	14,305	1,015,798	0.38
Other securities[a]		617,139	0.24

		1,632,937	0.62

HOUSEWARES
Other securities[a]		90,568	0.03

		90,568	0.03

INSURANCE
Other securities[a]		110,112	0.04

		110,112	0.04

INTERNET
Amazon.com Inc.[b]	15,112	3,267,668	1.23
Google Inc. Class Ab	10,464	5,382,472	2.03
Other securities[a]		4,723,208	1.79

		13,373,348	5.05

IRON & STEEL
Other securities[a]		657,127	0.25

		657,127	0.25

LEISURE TIME
Other securities[a]		678,266	0.26

		678,266	0.26

LODGING
Other securities[a]		1,694,360	0.64

		1,694,360	0.64

MACHINERY
Caterpillar Inc.	26,813	1,979,872	0.75
Deere & Co.	17,444	1,126,359	0.43
Other securities[a]		2,471,160	0.92

		5,577,391	2.10

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
MACHINERY – DIVERSIFIED
Other securities[a]		$51,237	0.02%

		51,237	0.02

MANUFACTURING
3M Co.	26,097	1,873,504	0.71
Honeywell International Inc.	32,742	1,437,701	0.54
Other securities[a]		4,280,923	1.62

		7,592,128	2.87

MEDIA
Comcast Corp. Class A	49,976	1,044,498	0.39
DIRECTV Class Ab	31,910	1,348,198	0.51
Other securities[a]		4,526,099	1.71

		6,918,795	2.61

METAL FABRICATE & HARDWARE
Other securities[a]		1,234,156	0.47

		1,234,156	0.47

MINING
Freeport-McMoRan Copper & Gold Inc.	39,371	1,198,847	0.45
Other securities[a]		939,001	0.36

		2,137,848	0.81

MISCELLANEOUS – MANUFACTURING
Other securities[a]		15,814	0.01

		15,814	0.01

OFFICE FURNISHINGS
Other securities[a]		133,400	0.05

		133,400	0.05

OIL & GAS
Exxon Mobil Corp.	151,154	10,978,315	4.14
Other securities[a]		7,377,403	2.79

		18,355,718	6.93

OIL & GAS SERVICES
Halliburton Co.	38,028	1,160,615	0.44
Schlumberger Ltd.	56,420	3,369,967	1.27
Other securities[a]		2,202,049	0.83

		6,732,631	2.54

PACKAGING & CONTAINERS
Other securities[a]		615,937	0.23

		615,937	0.23

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	60,684	$3,103,380	1.17%
Allergan Inc.	12,668	1,043,590	0.39
Gilead Sciences Inc.[b]	32,710	1,269,148	0.48
Other securities[a]		6,660,845	2.52

		12,076,963	4.56

PIPELINES
Other securities[a]		672,664	0.25

		672,664	0.25

REAL ESTATE
Other securities[a]		246,335	0.09

		246,335	0.09

REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	9,962	1,095,621	0.41
Other securities[a]		3,140,689	1.19

		4,236,310	1.60

RETAIL
Costco Wholesale Corp.	18,175	1,492,531	0.56
Home Depot Inc. (The)	40,049	1,316,411	0.50
McDonald’s Corp.	43,141	3,788,643	1.43
Starbucks Corp.	31,155	1,161,770	0.44
Wal-Mart Stores Inc.	56,074	2,910,241	1.10
Walgreen Co.	35,916	1,181,277	0.45
Other securities[a]		10,053,809	3.79

		21,904,682	8.27

SAVINGS & LOANS
Other securities[a]		50,581	0.02

		50,581	0.02

SEMICONDUCTORS
Other securities[a]		6,702,395	2.53

		6,702,395	2.53

SOFTWARE
Automatic Data Processing Inc.	20,770	979,305	0.37
Microsoft Corp.	308,543	7,679,635	2.90
Oracle Corp.	159,701	4,589,807	1.73
Other securities[a]		7,638,976	2.89

		20,887,723	7.89

STORAGE & WAREHOUSING
Other securities[a]		10,199	0.00

		10,199	0.00

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
QUALCOMM Inc.	69,417	$3,375,749	1.27%
Other securities[a]		5,012,030	1.90

		8,387,779	3.17

TOYS, GAMES & HOBBIES
Other securities[a]		444,087	0.17

		444,087	0.17

TRANSPORTATION
United Parcel Service Inc. Class B	30,559	1,929,801	0.73
Other securities[a]		2,896,850	1.09

		4,826,651	1.82

TRUCKING & LEASING
Other securities[a]		34,610	0.01

		34,610	0.01

VENTURE CAPITAL
Other securities[a]		630	0.00

		630	0.00

WATER
Other securities[a]		15,348	0.01

		15,348	0.01

TOTAL COMMON STOCKS
(Cost: $280,484,742)		264,595,707	99.89

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[c,d,e]	10,128,489	10,128,489	3.83
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[c,d,e]	857,915	857,915	0.32

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	268,930	$268,930	0.10%

		11,255,334	4.25

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,255,334)		11,255,334	4.25

TOTAL INVESTMENTS
IN SECURITIES
(Cost: $291,740,076)		275,851,041	104.14

SHORT POSITIONS[f]

COMMON STOCKS
Lone Pine Resources Inc.[b]	(2,070)	(13,662)	(0.01)

TOTAL SHORT POSITIONS
(Proceeds: $13,725)		(13,662)	(0.01)

Other Assets, Less Liabilities		(10,965,054)	(4.13)

NET ASSETS		$264,872,325	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$159,705	0.06%

		159,705	0.06

AEROSPACE & DEFENSE
Other securities[a]		3,630,742	1.38

		3,630,742	1.38

AGRICULTURE
Other securities[a]		3,127,739	1.19

		3,127,739	1.19

AIRLINES
Other securities[a]		611,231	0.23

		611,231	0.23

APPAREL
Other securities[a]		644,411	0.25

		644,411	0.25

AUTO MANUFACTURERS
Other securities[a]		1,413,652	0.54

		1,413,652	0.54

AUTO PARTS & EQUIPMENT
Other securities[a]		1,292,434	0.49

		1,292,434	0.49

BANKS
Bank of America Corp.	423,346	2,590,878	0.99
Bank of New York Mellon Corp. (The)	51,882	964,486	0.37
Citigroup Inc.	121,409	3,110,499	1.19
Goldman Sachs Group Inc. (The)	21,630	2,045,116	0.78
JPMorgan Chase & Co.	166,014	5,000,342	1.91
PNC Financial Services Group Inc. (The)[b]	21,988	1,059,602	0.40
U.S. Bancorp	80,494	1,894,829	0.72
Wells Fargo & Co.	191,117	4,609,742	1.76
Other securities[a]		8,567,313	3.25

		29,842,807	11.37

BEVERAGES
Other securities[a]		485,282	0.18

		485,282	0.18

BIOTECHNOLOGY
Amgen Inc.	38,843	2,134,423	0.81

Security	Shares	Value	% of Net Assets
Other securities[a]		$715,568	0.28%

		2,849,991	1.09

BUILDING MATERIALS
Other securities[a]		390,311	0.15

		390,311	0.15

CHEMICALS
Dow Chemical Co. (The)	49,117	1,103,168	0.42
Other securities[a]		1,360,338	0.52

		2,463,506	0.94

COAL
Other securities[a]		242,901	0.09

		242,901	0.09

COMMERCIAL SERVICES
Visa Inc. Class A	14,791	1,267,885	0.48
Other securities[a]		2,101,936	0.80

		3,369,821	1.28

COMPUTERS
Hewlett-Packard Co.	83,011	1,863,597	0.71
Other securities[a]		1,880,034	0.72

		3,743,631	1.43

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	108,801	6,874,047	2.62
Other securities[a]		188,180	0.07

		7,062,227	2.69

DISTRIBUTION & WHOLESALE
Other securities[a]		573,175	0.22

		573,175	0.22

DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	1,809	267,750	0.10
Other securities[a]		4,431,919	1.69

		4,699,669	1.79

ELECTRIC
Dominion Resources Inc.	24,057	1,221,374	0.47
Duke Energy Corp.	55,625	1,111,944	0.42
Exelon Corp.	27,675	1,179,232	0.45
NextEra Energy Inc.	17,630	952,373	0.36
Southern Co.	35,476	1,503,118	0.57
Other securities[a]		12,477,203	4.76

		18,445,244	7.03

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$701,490	0.27%

		701,490	0.27

ELECTRONICS
Other securities[a]		1,930,602	0.74

		1,930,602	0.74

ENERGY – ALTERNATE SOURCES
Other securities[a]		94,442	0.04

		94,442	0.04

ENGINEERING & CONSTRUCTION
Other securities[a]		766,751	0.29

		766,751	0.29

ENTERTAINMENT
Other securities[a]		460,154	0.18

		460,154	0.18

ENVIRONMENTAL CONTROL
Other securities[a]		1,138,215	0.43

		1,138,215	0.43

FOOD
Kraft Foods Inc. Class A	69,036	2,318,229	0.88
Other securities[a]		3,154,206	1.20

		5,472,435	2.08

FOREST PRODUCTS & PAPER
Other securities[a]		1,324,303	0.50

		1,324,303	0.50

GAS
Other securities[a]		2,282,173	0.87

		2,282,173	0.87

HAND & MACHINE TOOLS
Other securities[a]		647,616	0.25

		647,616	0.25

HEALTH CARE – PRODUCTS
Johnson & Johnson	91,158	5,807,676	2.21
Other securities[a]		2,628,463	1.00

		8,436,139	3.21

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	45,265	2,087,622	0.80
WellPoint Inc.	15,340	1,001,395	0.38
Other securities[a]		2,017,373	0.77

		5,106,390	1.95

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		$200,882	0.08%

		200,882	0.08

HOME BUILDERS
Other securities[a]		642,086	0.24

		642,086	0.24

HOME FURNISHINGS
Other securities[a]		243,847	0.09

		243,847	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,325,015	0.50

		1,325,015	0.50

HOUSEWARES
Other securities[a]		147,800	0.06

		147,800	0.06

INSURANCE
Berkshire Hathaway Inc. Class Bc	73,134	5,195,439	1.98
MetLife Inc.	34,316	961,191	0.37
Prudential Financial Inc.	20,308	951,633	0.36
Other securities[a]		12,590,077	4.79

		19,698,340	7.50

INTERNET
Other securities[a]		2,252,270	0.86

		2,252,270	0.86

INVESTMENT COMPANIES
BlackRock Kelso Capital Corp.[b]	3,050	22,265	0.01
PennyMac Mortgage Investment Trust[b]	1,161	18,460	0.01
Other securities[a]		540,665	0.20

		581,390	0.22

IRON & STEEL
Other securities[a]		740,407	0.28

		740,407	0.28

LEISURE TIME
Other securities[a]		682,578	0.26

		682,578	0.26

LODGING
Other securities[a]		483,474	0.18

		483,474	0.18

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$459,265	0.18%

		459,265	0.18

MANUFACTURING
General Electric Co.	443,076	6,752,478	2.57
Other securities[a]		3,580,080	1.37

		10,332,558	3.94

MEDIA
Comcast Corp. Class A	64,988	1,358,249	0.52
News Corp. Class A NVS	95,914	1,483,790	0.57
Time Warner Inc.	44,739	1,340,828	0.51
Walt Disney Co. (The)	78,969	2,381,705	0.91
Other securities[a]		1,582,299	0.59

		8,146,871	3.10

METAL FABRICATE & HARDWARE
Other securities[a]		237,244	0.09

		237,244	0.09

MINING
Newmont Mining Corp.	20,320	1,278,128	0.49
Other securities[a]		867,309	0.33

		2,145,437	0.82

MISCELLANEOUS – MANUFACTURING
Other securities[a]		1,241	0.00

		1,241	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		552,191	0.21

		552,191	0.21

OFFICE FURNISHINGS
Other securities[a]		19,186	0.01

		19,186	0.01

OIL & GAS
Anadarko Petroleum Corp.	17,627	1,111,382	0.42
Apache Corp.	11,407	915,298	0.35
Chevron Corp.	79,196	7,327,214	2.79
ConocoPhillips	59,054	3,739,299	1.42
Devon Energy Corp.	17,673	979,791	0.37
Exxon Mobil Corp.	53,920	3,916,210	1.49
Occidental Petroleum Corp.	24,180	1,728,870	0.66
Other securities[a]		5,531,572	2.12

		25,249,636	9.62

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Other securities[a]		$1,995,093	0.76%

		1,995,093	0.76

PACKAGING & CONTAINERS
Other securities[a]		542,076	0.21

		542,076	0.21

PHARMACEUTICALS
Bristol-Myers Squibb Co.	71,275	2,236,609	0.85
Eli Lilly and Co.	28,573	1,056,344	0.40
Merck & Co. Inc.	128,953	4,218,053	1.61
Pfizer Inc.	330,095	5,836,080	2.22
Other securities[a]		2,092,791	0.80

		15,439,877	5.88

PIPELINES
Other securities[a]		1,795,194	0.68

		1,795,194	0.68

REAL ESTATE
Other securities[a]		346,172	0.13

		346,172	0.13

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		10,556,285	4.02

		10,556,285	4.02

RETAIL
CVS Caremark Corp.	56,650	1,902,307	0.72
Lowe’s Companies Inc.	54,403	1,052,154	0.40
Target Corp.	27,266	1,337,125	0.51
Wal-Mart Stores Inc.	17,794	923,509	0.35
Other securities[a]		5,089,553	1.95

		10,304,648	3.93

SAVINGS & LOANS
Other securities[a]		1,153,087	0.44

		1,153,087	0.44

SEMICONDUCTORS
Intel Corp.	221,509	4,724,787	1.80
Other securities[a]		2,656,348	1.01

		7,381,135	2.81

SHIPBUILDING
Other securities[a]		49,560	0.02

		49,560	0.02

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
SOFTWARE
Other securities[a]		$1,382,559	0.53%

		1,382,559	0.53

STORAGE & WAREHOUSING
Other securities[a]		24,600	0.01

		24,600	0.01

TELECOMMUNICATIONS
AT&T Inc.	247,410	7,056,133	2.69
Cisco Systems Inc.	229,791	3,559,463	1.36
Verizon Communications Inc.	91,483	3,366,574	1.28
Other securities[a]		4,679,056	1.78

		18,661,226	7.11

TEXTILES
Other securities[a]		281,161	0.11

		281,161	0.11

TOYS, GAMES & HOBBIES
Other securities[a]		123,979	0.05

		123,979	0.05

TRANSPORTATION
Union Pacific Corp.	17,153	1,400,885	0.53
Other securities[a]		2,479,154	0.95

		3,880,039	1.48

TRUCKING & LEASING
Other securities[a]		112,402	0.04

		112,402	0.04

VENTURE CAPITAL
Other securities[a]		6,868	0.00

		6,868	0.00

WATER
Other securities[a]		462,919	0.18

		462,919	0.18

TOTAL COMMON STOCKS
(Cost: $361,277,934)		262,049,787	99.84

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[b,d,e]	7,395,465	7,395,465	2.82

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[b,d,e]	626,420	$626,420	0.24%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[b,d]	298,108	298,108	0.11

		8,319,993	3.17

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,319,993)		8,319,993	3.17

TOTAL INVESTMENTS IN SECURITIES
(Cost: $369,597,927)		270,369,780	103.01

SHORT POSITIONS[f]

COMMON STOCKS
Lone Pine Resources Inc.[c]	(572)	(3,775)	(0.00)

TOTAL SHORT POSITIONS
(Proceeds: $3,792)		(3,775)	(0.00)

Other Assets, Less Liabilities		(7,887,690)	(3.01)

NET ASSETS		$262,478,315	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[f]	See Note 1.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,708,698	0.49%

		1,708,698	0.49

AEROSPACE & DEFENSE
Other securities[a]		1,788,726	0.51

		1,788,726	0.51

AGRICULTURE
Other securities[a]		1,148,354	0.33

		1,148,354	0.33

AIRLINES
Other securities[a]		637,555	0.18

		637,555	0.18

APPAREL
Oxford Industries Inc.	22,230	762,489	0.22
Other securities[a]		2,319,378	0.66

		3,081,867	0.88

AUTO MANUFACTURERS
Other securities[a]		1,030,186	0.29

		1,030,186	0.29

AUTO PARTS & EQUIPMENT
Superior Industries International Inc.	43,314	669,201	0.19
Other securities[a]		3,267,972	0.93

		3,937,173	1.12

BANKS
Boston Private Financial Holdings Inc.	136,627	803,367	0.23
Oriental Financial Group Inc.	76,269	737,521	0.21
Pinnacle Financial Partners Inc.[b]	60,535	662,253	0.19
State Bank Financial Corp.[b]	59,534	751,319	0.21
Other securities[a]		35,770,452	10.20

		38,724,912	11.04

BEVERAGES
Peet’s Coffee & Tea Inc.[b]	21,883	1,217,570	0.35
Other securities[a]		419,716	0.12

		1,637,286	0.47

BIOTECHNOLOGY
AVEO Pharmaceuticals Inc.[b]	54,786	843,157	0.24

Security	Shares	Value	% of Net Assets
Micromet Inc.[b,c]	159,666	$766,397	0.22%
Other securities[a]		13,501,943	3.85

		15,111,497	4.31

BUILDING MATERIALS
Other securities[a]		2,750,833	0.78

		2,750,833	0.78

CHEMICALS
Other securities[a]		4,632,704	1.32

		4,632,704	1.32

COAL
Other securities[a]		309,787	0.09

		309,787	0.09

COMMERCIAL SERVICES
Advance America Cash Advance Centers Inc.	92,213	678,688	0.19
Exponent Inc.[b]	24,470	1,011,345	0.29
Team Inc.[b]	33,853	710,236	0.20
TNS Inc.[b,c]	44,772	841,714	0.24
Other securities[a]		13,504,455	3.85

		16,746,438	4.77

COMPUTERS
LivePerson Inc.[b]	91,355	908,982	0.26
Maxwell Technologies Inc.[b,c]	49,162	905,072	0.26
Other securities[a]		11,091,805	3.16

		12,905,859	3.68

COSMETICS & PERSONAL CARE
Other securities[a]		239,318	0.07

		239,318	0.07

DISTRIBUTION & WHOLESALE
Other securities[a]		1,592,660	0.45

		1,592,660	0.45

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		7,331,474	2.09

		7,331,474	2.09

ELECTRIC
Central Vermont Public Service Corp.	23,079	812,612	0.23
Other securities[a]		847,929	0.24

		1,660,541	0.47

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$3,217,700	0.92%

		3,217,700	0.92

ELECTRONICS
Measurement Specialties Inc.[b,c]	25,365	658,475	0.19
Other securities[a]		7,807,687	2.22

		8,466,162	2.41

ENERGY – ALTERNATE SOURCES
Other securities[a]		1,715,943	0.49

		1,715,943	0.49

ENGINEERING & CONSTRUCTION
Other securities[a]		2,330,367	0.66

		2,330,367	0.66

ENTERTAINMENT
Shuffle Master Inc.[b]	93,015	782,256	0.22
Other securities[a]		1,429,812	0.41

		2,212,068	0.63

ENVIRONMENTAL CONTROL
Other securities[a]		2,994,837	0.85

		2,994,837	0.85

FOOD
Other securities[a]		3,759,978	1.07

		3,759,978	1.07

FOREST PRODUCTS & PAPER
Other securities[a]		1,303,012	0.37

		1,303,012	0.37

GAS
Chesapeake Utilities Corp.	16,610	666,227	0.19
Other securities[a]		200,546	0.06

		866,773	0.25

HAND & MACHINE TOOLS
Other securities[a]		137,549	0.04

		137,549	0.04

HEALTH CARE – PRODUCTS
Caliper Life Sciences Inc.[b]	82,948	868,466	0.25
Endologix Inc.[b]	86,154	864,986	0.25
Quidel Corp.[b,c]	49,489	810,135	0.23
SonoSite Inc.[b]	24,357	738,991	0.21
Other securities[a]		14,539,437	4.14

		17,822,015	5.08

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
Other securities[a]		$4,666,288	1.33%

		4,666,288	1.33

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		685,882	0.20

		685,882	0.20

HOME BUILDERS
Other securities[a]		1,419,735	0.40

		1,419,735	0.40

HOME FURNISHINGS
Other securities[a]		2,189,345	0.62

		2,189,345	0.62

HOUSEHOLD PRODUCTS & WARES
Prestige Brands Holdings Inc.[b]	88,152	797,775	0.23
Other securities[a]		2,498,307	0.71

		3,296,082	0.94

HOUSEWARES
Other securities[a]		523,135	0.15

		523,135	0.15

INSURANCE
Other securities[a]		6,484,296	1.85

		6,484,296	1.85

INTERNET
Liquidity Services Inc.[b,c]	32,414	1,039,517	0.30
S1 Corp.[b]	93,091	853,645	0.24
Other securities[a]		12,791,297	3.64

		14,684,459	4.18

INVESTMENT COMPANIES
PennantPark Investment Corp.	77,778	693,780	0.20
PennyMac Mortgage Investment Trust[d]	49,043	779,784	0.22
Other securities[a]		6,901,918	1.97

		8,375,482	2.39

IRON & STEEL
Other securities[a]		1,406,097	0.40

		1,406,097	0.40

LEISURE TIME
Other securities[a]		1,543,758	0.44

		1,543,758	0.44

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$1,129,280	0.32%

		1,129,280	0.32

MACHINERY
Other securities[a]		4,716,385	1.34

		4,716,385	1.34
MANUFACTURING
Standex International Corp.	21,457	667,956	0.19
Sturm, Ruger & Co. Inc.	32,556	845,805	0.24
Other securities[a]		3,431,851	0.98

		4,945,612	1.41

MEDIA
Other securities[a]		3,701,683	1.05

		3,701,683	1.05

METAL FABRICATE & HARDWARE
Other securities[a]		2,136,648	0.61

		2,136,648	0.61

MINING
Other securities[a]		4,184,707	1.19

		4,184,707	1.19

OIL & GAS
Crosstex Energy Inc.	70,701	953,049	0.27
Other securities[a]		7,150,581	2.04

		8,103,630	2.31

OIL & GAS SERVICES
Other securities[a]		2,907,467	0.83

		2,907,467	0.83

PACKAGING & CONTAINERS
Other securities[a]		874,184	0.25

		874,184	0.25

PHARMACEUTICALS
Akorn Inc.[b,c]	97,555	761,905	0.22
Pharmacyclics Inc.[b]	80,332	950,328	0.27
PharMerica Corp.[b]	51,351	732,779	0.21
Rigel Pharmaceuticals Inc.[b]	120,059	883,634	0.25
Spectrum Pharmaceuticals Inc.[b]	90,515	690,629	0.20
Other securities[a]		16,322,734	4.65

		20,342,009	5.80

Security	Shares	Value	% of Net Assets
REAL ESTATE
Retail Opportunity Investments Corp.	80,507	$892,018	0.25%
Other securities[a]		1,932,372	0.55

		2,824,390	0.80

REAL ESTATE INVESTMENT TRUSTS
ARMOUR Residential Inc.[c]	131,983	897,484	0.26
Chesapeake Lodging Trust	55,997	675,884	0.19
Colony Financial Inc.	57,273	739,967	0.21
Education Realty Trust Inc.[c]	120,864	1,038,222	0.30
Newcastle Investment Corp.	177,487	722,372	0.21
Other securities[a]		11,166,834	3.17

		15,240,763	4.34

RETAIL
Krispy Kreme Doughnuts Inc.[b]	100,102	682,696	0.19
Wet Seal Inc. Class Ab	154,259	691,080	0.20
Other securities[a]		15,299,778	4.36

		16,673,554	4.75

SAVINGS & LOANS
Berkshire Hills Bancorp Inc.	39,116	722,472	0.21
ViewPoint Financial Group	68,328	782,356	0.22
Other securities[a]		10,094,686	2.88

		11,599,514	3.31

SEMICONDUCTORS
Silicon Image Inc.[b]	138,424	812,549	0.23
Other securities[a]		10,063,673	2.87

		10,876,222	3.10

SOFTWARE
Monotype Imaging Holdings Inc.[b,c]	62,190	754,365	0.21
Omnicell Inc.[b]	57,552	793,066	0.23
Other securities[a]		9,054,857	2.58

		10,602,288	3.02

TELECOMMUNICATIONS
Consolidated Communications Holdings Inc.	45,537	821,943	0.23
Knology Inc.[b]	52,445	680,736	0.19
Other securities[a]		10,294,085	2.94

		11,796,764	3.36

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$238,475	0.07%

		238,475	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		347,709	0.10

		347,709	0.10

TRANSPORTATION
Other securities[a]		6,342,508	1.81

		6,342,508	1.81

TRUCKING & LEASING
Other securities[a]		521,833	0.15

		521,833	0.15

VENTURE CAPITAL
Other securities[a]		324,489	0.09

		324,489	0.09

WATER
Other securities[a]		2,657,378	0.76

		2,657,378	0.76

TOTAL COMMON STOCKS
(Cost: $509,350,415)		350,164,323	99.78

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[d,e,f]	63,280,191	63,280,191	18.03
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[d,e,f]	5,360,032	5,360,032	1.53
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[d,e]	302,097	302,097	0.09

		68,942,320	19.65

TOTAL SHORT-TERM INVESTMENTS
(Cost: $68,942,320)		68,942,320	19.65

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES
(Cost: $578,292,735)	$419,106,643	119.43%

Other Assets, Less Liabilities	(68,192,445)	(19.43)

NET ASSETS	$350,914,198	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Omnicom Group Inc.	443,628	$16,343,255	0.30%
Other securities[a]		7,720,397	0.15

		24,063,652	0.45

AEROSPACE & DEFENSE
Goodrich Corp.	197,053	23,780,356	0.44
Other securities[a]		40,582,250	0.76

		64,362,606	1.20

AGRICULTURE
Lorillard Inc.	226,773	25,103,771	0.47
Other securities[a]		13,543,915	0.25

		38,647,686	0.72

AIRLINES
Other securities[a]		34,889,632	0.65

		34,889,632	0.65

APPAREL
VF Corp.	137,246	16,678,134	0.31
Other securities[a]		25,297,287	0.47

		41,975,421	0.78

AUTO MANUFACTURERS
Other securities[a]		7,999,326	0.15

		7,999,326	0.15

AUTO PARTS & EQUIPMENT
Other securities[a]		41,498,187	0.77

		41,498,187	0.77

BANKS
Other securities[a]		131,198,569	2.44

		131,198,569	2.44

BEVERAGES
Green Mountain Coffee Roasters Inc.[b]	193,879	18,019,114	0.33
Other securities[a]		60,842,767	1.13

		78,861,881	1.46

BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	290,103	18,583,998	0.35
Other securities[a]		56,550,795	1.05

		75,134,793	1.40

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$16,142,617	0.30%

		16,142,617	0.30

CHEMICALS
Ecolab Inc.[c]	366,101	17,898,678	0.33
PPG Industries Inc.	249,574	17,634,899	0.33
Other securities[a]		116,713,816	2.17

		152,247,393	2.83

COAL
Other securities[a]		43,712,465	0.81

		43,712,465	0.81

COMMERCIAL SERVICES
Other securities[a]		147,590,533	2.74

		147,590,533	2.74

COMPUTERS
Other securities[a]		97,590,027	1.81

		97,590,027	1.81

COSMETICS & PERSONAL CARE
Other securities[a]		13,305,891	0.25

		13,305,891	0.25

DISTRIBUTION & WHOLESALE
Other securities[a]		56,418,764	1.05

		56,418,764	1.05

DIVERSIFIED FINANCIAL SERVICES
Discover Financial Services	860,807	19,746,913	0.37
T. Rowe Price Group Inc.	409,900	19,580,923	0.36
Other securities[a]		124,243,433	2.31

		163,571,269	3.04

ELECTRIC
Consolidated Edison Inc.	461,701	26,326,191	0.49
Edison International	514,148	19,666,161	0.37
Entergy Corp.	280,844	18,617,149	0.35
PPL Corp.	910,769	25,993,347	0.48
Progress Energy Inc.	464,778	24,038,318	0.45
Xcel Energy Inc.	764,058	18,864,592	0.35
Other securities[a]		197,374,878	3.66

		330,880,636	6.15

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		30,492,423	0.57

		30,492,423	0.57

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRONICS
Agilent Technologies Inc.[b]	549,166	$17,161,437	0.32%
Other securities[a]		86,637,182	1.61

		103,798,619	1.93

ENERGY – ALTERNATE SOURCES
Other securities[a]		8,853,962	0.16

		8,853,962	0.16

ENGINEERING & CONSTRUCTION
Other securities[a]		42,893,247	0.80

		42,893,247	0.80

ENTERTAINMENT
Other securities[a]		17,978,793	0.33

		17,978,793	0.33

ENVIRONMENTAL CONTROL
Other securities[a]		38,879,827	0.72

		38,879,827	0.72

FOOD
H.J. Heinz Co.	507,848	25,636,167	0.48
Other securities[a]		141,044,203	2.62

		166,680,370	3.10

FOREST PRODUCTS & PAPER
Other securities[a]		66,862,856	1.24

		66,862,856	1.24

GAS
Sempra Energy	377,858	19,459,687	0.36
Other securities[a]		46,229,073	0.86

		65,688,760	1.22

HAND & MACHINE TOOLS
Other securities[a]		27,968,862	0.52

		27,968,862	0.52

HEALTH CARE – PRODUCTS
Intuitive Surgical Inc.[b]	61,999	22,584,996	0.42
Zimmer Holdings Inc.[b,c]	302,927	16,206,594	0.30
Other securities[a]		132,014,740	2.45

		170,806,330	3.17

HEALTH CARE – SERVICES
Humana Inc.	265,736	19,326,979	0.36
Other securities[a]		77,568,749	1.44

		96,895,728	1.80

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		$7,075,412	0.13%

		7,075,412	0.13

HOME BUILDERS
Other securities[a]		19,740,843	0.37

		19,740,843	0.37

HOME FURNISHINGS
Other securities[a]		14,840,706	0.28

		14,840,706	0.28

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		60,624,254	1.13

		60,624,254	1.13

HOUSEWARES
Other securities[a]		7,845,561	0.15

		7,845,561	0.15

INSURANCE
Aon Corp.	521,611	21,897,230	0.41
CIGNA Corp.	426,975	17,907,332	0.33
Marsh & McLennan Companies Inc.	865,531	22,971,193	0.43
Progressive Corp. (The)	1,034,798	18,378,013	0.34
Other securities[a]		185,054,554	3.44

		266,208,322	4.95

INTERNET
Other securities[a]		87,566,468	1.63

		87,566,468	1.63

INVESTMENT COMPANIES
Other securities[a]		8,253,434	0.15

		8,253,434	0.15

IRON & STEEL
Other securities[a]		51,763,630	0.96

		51,763,630	0.96

LEISURE TIME
Other securities[a]		24,092,171	0.45

		24,092,171	0.45

LODGING
Other securities[a]		54,616,001	1.01

		54,616,001	1.01

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$65,722,204	1.22%

		65,722,204	1.22

MANUFACTURING
Eaton Corp.	538,433	19,114,372	0.36
Parker Hannifin Corp.	255,923	16,156,419	0.30
Other securities[a]		120,792,943	2.24

		156,063,734	2.90

MEDIA
Discovery Communications Inc. Series Ab,c	439,594	16,537,526	0.31
McGraw-Hill Companies Inc. (The)	480,834	19,714,194	0.37
Other securities[a]		76,492,776	1.41

		112,744,496	2.09

METAL FABRICATE & HARDWARE
Other securities[a]		9,062,426	0.17

		9,062,426	0.17

MINING
Other securities[a]		24,551,189	0.46

		24,551,189	0.46

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		20,831,529	0.39

		20,831,529	0.39

OIL & GAS
Noble Energy Inc.	278,473	19,715,888	0.37
Other securities[a]		215,733,128	4.00

		235,449,016	4.37

OIL & GAS SERVICES
Cameron International Corp.[b]	386,658	16,061,773	0.30
Other securities[a]		49,693,934	0.92

		65,755,707	1.22

PACKAGING & CONTAINERS
Other securities[a]		42,412,556	0.79

		42,412,556	0.79

PHARMACEUTICALS
AmerisourceBergen Corp.	432,332	16,113,014	0.30
Mead Johnson Nutrition Co. Class A	322,464	22,195,197	0.41

Security	Shares	Value	% of Net Assets
Other securities[a]		$128,954,286	2.40%

		167,262,497	3.11

PIPELINES
El Paso Corp.	1,213,470	21,211,456	0.39
Spectra Energy Corp.	1,025,555	25,156,864	0.47
Other securities[a]		16,114,221	0.30

		62,482,541	1.16

REAL ESTATE
Other securities[a]		14,972,100	0.28

		14,972,100	0.28

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.	1,500,795	24,958,221	0.46
AvalonBay Communities Inc.	148,405	16,925,590	0.31
Boston Properties Inc.[c]	229,759	20,471,527	0.38
Equity Residential	464,971	24,118,046	0.45
HCP Inc.	640,731	22,464,029	0.42
Prologis Inc.	724,150	17,560,637	0.33
Ventas Inc.[c]	400,018	19,760,889	0.37
Vornado Realty Trust	290,740	21,695,019	0.40
Other securities[a]		187,154,629	3.48

		355,108,587	6.60

RETAIL
Bed Bath & Beyond Inc.[b]	393,136	22,530,624	0.42
Macy’s Inc.	671,948	17,685,671	0.33
Other securities[a]		306,633,413	5.70

		346,849,708	6.45

SAVINGS & LOANS
Other securities[a]		30,748,462	0.57

		30,748,462	0.57

SEMICONDUCTORS
Other securities[a]		203,223,453	3.78

		203,223,453	3.78

SHIPBUILDING
Other securities[a]		1,864,238	0.03

		1,864,238	0.03

SOFTWARE
Citrix Systems Inc.[b]	296,669	16,177,361	0.30
Intuit Inc.[b]	477,488	22,652,031	0.42
Other securities[a]		183,711,331	3.42

		222,540,723	4.14

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Crown Castle International Corp.[b]	458,318	$18,639,793	0.35%
Other securities[a]		111,431,385	2.07

		130,071,178	2.42

TEXTILES
Other securities[a]		8,858,083	0.16

		8,858,083	0.16

TOYS, GAMES & HOBBIES
Other securities[a]		20,476,325	0.38

		20,476,325	0.38

TRANSPORTATION
C.H. Robinson Worldwide Inc.	261,271	17,889,225	0.33
Other securities[a]		45,848,008	0.85

		63,737,233	1.18

TRUCKING & LEASING
Other securities[a]		2,259,078	0.04

		2,259,078	0.04

WATER
Other securities[a]		13,066,065	0.24

		13,066,065	0.24

TOTAL COMMON STOCKS
(Cost: $5,898,301,397)		5,376,631,055	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[d,e,f]	434,177,021	434,177,021	8.07
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[d,e,f]	36,776,166	36,776,166	0.68

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[d,e]	5,437,290	$5,437,290	0.10%

		476,390,477	8.85

TOTAL SHORT-TERM INVESTMENTS
(Cost: $476,390,477)		476,390,477	8.85

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,374,691,874)		5,853,021,532	108.77

SHORT POSITIONS[g]

COMMON STOCKS
Lone Pine Resources Inc.[b]	(99,927)	(659,518)	(0.01)

TOTAL SHORT POSITIONS
(Proceeds: $662,548)		(659,518)	(0.01)

Other Assets, Less Liabilities		(471,481,480)	(8.76)

NET ASSETS		$5,380,880,534	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	See Note 1.

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Omnicom Group Inc.	451,382	$16,628,913	0.61%
Other securities[a]		2,576,224	0.10

		19,205,137	0.71

AEROSPACE & DEFENSE
Rockwell Collins Inc.	247,294	13,047,232	0.48
Other securities[a]		22,127,891	0.81

		35,175,123	1.29

AGRICULTURE
Other securities[a]		3,546,364	0.13

		3,546,364	0.13

AIRLINES
Other securities[a]		19,949,930	0.73

		19,949,930	0.73

APPAREL
Ralph Lauren Corp.	100,788	13,072,204	0.48
Other securities[a]		12,642,304	0.47

		25,714,508	0.95

AUTO MANUFACTURERS
Other securities[a]		4,130,825	0.15

		4,130,825	0.15

AUTO PARTS & EQUIPMENT
Other securities[a]		18,882,605	0.69

		18,882,605	0.69

BEVERAGES
Dr Pepper Snapple Group Inc.	355,338	13,780,007	0.51
Green Mountain Coffee Roasters Inc.[b,c]	197,238	18,331,300	0.67
Other securities[a]		29,599,112	1.09

		61,710,419	2.27

BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b]	295,128	18,905,900	0.70
Vertex Pharmaceuticals Inc.[b,c]	292,603	13,032,537	0.48
Other securities[a]		24,710,116	0.90

		56,648,553	2.08

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$8,596,160	0.32%

		8,596,160	0.32

CHEMICALS
Ecolab Inc.[c]	372,440	18,208,592	0.67
PPG Industries Inc.	253,895	17,940,221	0.66
Other securities[a]		93,451,215	3.43

		129,600,028	4.76

COAL
Peabody Energy Corp.	434,738	14,728,923	0.54
Other securities[a]		22,469,438	0.83

		37,198,361	1.37

COMMERCIAL SERVICES
Western Union Co.	1,015,299	15,523,922	0.57
Other securities[a]		86,101,264	3.17

		101,625,186	3.74

COMPUTERS
Teradata Corp.[b,c]	270,941	14,503,472	0.53
Other securities[a]		34,797,444	1.28

		49,300,916	1.81

COSMETICS & PERSONAL CARE
Avon Products Inc.	690,511	13,534,016	0.50

		13,534,016	0.50

DISTRIBUTION & WHOLESALE
Fastenal Co.[c]	473,454	15,756,549	0.58
W.W. Grainger Inc.	91,393	13,666,909	0.50
Other securities[a]		10,257,300	0.38

		39,680,758	1.46

DIVERSIFIED FINANCIAL SERVICES
IntercontinentalExchange Inc.[b,c]	118,002	13,954,917	0.51
T. Rowe Price Group Inc.	417,010	19,920,568	0.73
Other securities[a]		33,517,805	1.24

		67,393,290	2.48

ELECTRIC
Other securities[a]		6,343,608	0.23

		6,343,608	0.23

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		9,657,809	0.35

		9,657,809	0.35

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ELECTRONICS
Agilent Technologies Inc.[b]	558,683	$17,458,844	0.64%
Other securities[a]		60,535,232	2.23

		77,994,076	2.87

ENERGY – ALTERNATE SOURCES
Other securities[a]		6,223,856	0.23

		6,223,856	0.23

ENGINEERING & CONSTRUCTION
Fluor Corp.	279,742	13,021,990	0.48
Other securities[a]		8,101,756	0.30

		21,123,746	0.78

ENTERTAINMENT
Other securities[a]		5,842,313	0.21

		5,842,313	0.21

ENVIRONMENTAL CONTROL
Other securities[a]		23,429,178	0.86

		23,429,178	0.86

FOOD
H.J. Heinz Co.	301,632	15,226,383	0.56
Whole Foods Market Inc.[c]	248,270	16,214,514	0.60
Other securities[a]		49,779,086	1.83

		81,219,983	2.99

FOREST PRODUCTS & PAPER
Other securities[a]		26,835,137	0.99

		26,835,137	0.99

GAS
Other securities[a]		939,913	0.03

		939,913	0.03

HAND & MACHINE TOOLS
Other securities[a]		3,677,909	0.14

		3,677,909	0.14

HEALTH CARE – PRODUCTS
Edwards Lifesciences Corp.[b,c]	184,073	13,120,724	0.48
Intuitive Surgical Inc.[b]	63,076	22,977,325	0.84
Other securities[a]		74,345,627	2.74

		110,443,676	4.06

HEALTH CARE – SERVICES
Other securities[a]		57,928,032	2.13

		57,928,032	2.13

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$7,895,174	0.29%

		7,895,174	0.29

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		21,971,375	0.81

		21,971,375	0.81

HOUSEWARES
Other securities[a]		2,475,916	0.09

		2,475,916	0.09

INSURANCE
Other securities[a]		3,594,679	0.13

		3,594,679	0.13

INTERNET
Other securities[a]		63,736,135	2.34

		63,736,135	2.34

IRON & STEEL
Other securities[a]		25,205,554	0.93

		25,205,554	0.93

LEISURE TIME
Harley-Davidson Inc.	379,296	13,021,232	0.48
Other securities[a]		7,827,978	0.29

		20,849,210	0.77

LODGING
Wynn Resorts Ltd.	127,189	14,636,910	0.54
Other securities[a]		25,714,883	0.94

		40,351,793	1.48

MACHINERY
Other securities[a]		57,707,979	2.12

		57,707,979	2.12

MANUFACTURING
Other securities[a]		78,937,330	2.90

		78,937,330	2.90

MEDIA
Discovery Communications Inc. Series Ab,c	447,225	16,824,604	0.62
Liberty Global Inc. Series Ab	445,039	16,101,511	0.59
McGraw-Hill Companies Inc. (The)	402,609	16,506,969	0.61

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$40,090,273	1.47%

		89,523,357	3.29

METAL FABRICATE & HARDWARE
Other securities[a]		6,745,158	0.25

		6,745,158	0.25

MINING
Other securities[a]		18,292,664	0.67

		18,292,664	0.67

OIL & GAS
Range Resources Corp.	258,029	15,084,375	0.55
Other securities[a]		117,558,342	4.33

		132,642,717	4.88

OIL & GAS SERVICES
FMC Technologies Inc.[b,c]	385,674	14,501,342	0.53
Other securities[a]		41,364,270	1.52

		55,865,612	2.05

PACKAGING & CONTAINERS
Other securities[a]		22,419,933	0.82

		22,419,933	0.82

PHARMACEUTICALS
AmerisourceBergen Corp.	439,870	16,393,955	0.60
Watson Pharmaceuticals Inc.[b]	191,486	13,068,919	0.48
Other securities[a]		87,513,688	3.22

		116,976,562	4.30

PIPELINES
El Paso Corp.	1,161,681	20,306,184	0.75
Other securities[a]		849,340	0.03

		21,155,524	0.78

REAL ESTATE
Other securities[a]		9,088,707	0.33

		9,088,707	0.33

REAL ESTATE INVESTMENT TRUSTS
Boston Properties Inc.	191,900	17,098,290	0.63
Other securities[a]		47,023,920	1.73

		64,122,210	2.36

RETAIL
AutoZone Inc.[b]	42,774	13,653,033	0.50
Bed Bath & Beyond Inc.[b]	399,967	22,922,109	0.84
Chipotle Mexican Grill Inc.[b,c]	49,967	15,137,503	0.56

Security	Shares	Value	% of Net Assets
Dollar Tree Inc.[b]	196,250	$14,740,338	0.54%
Limited Brands Inc.	401,169	15,449,018	0.57
O’Reilly Automotive Inc.[b]	221,261	14,742,620	0.54
Ross Stores Inc.	188,594	14,840,462	0.55
Other securities[a]		128,929,911	4.74

		240,414,994	8.84

SAVINGS & LOANS
Other securities[a]		1,713,425	0.06

		1,713,425	0.06

SEMICONDUCTORS
Altera Corp.	517,298	16,310,406	0.60
Analog Devices Inc.	480,862	15,026,938	0.55
Other securities[a]		130,752,566	4.81

		162,089,910	5.96

SOFTWARE
Cerner Corp.[b,c]	228,242	15,639,142	0.57
Citrix Systems Inc.[b]	301,868	16,460,862	0.61
Intuit Inc.[b]	485,783	23,045,546	0.85
Red Hat Inc.[b]	309,880	13,095,529	0.48
Other securities[a]		117,206,398	4.31

		185,447,477	6.82

TELECOMMUNICATIONS
Crown Castle International Corp.[b]	466,258	18,962,713	0.70
Other securities[a]		57,222,576	2.10

		76,185,289	2.80

TOYS, GAMES & HOBBIES
Other securities[a]		17,107,284	0.63

		17,107,284	0.63

TRANSPORTATION
C.H. Robinson Worldwide Inc.	265,805	18,199,668	0.67
Expeditors International of Washington Inc.	340,887	13,822,968	0.51
Other securities[a]		20,297,396	0.74

		52,320,032	1.92

WATER
Other securities[a]		485,950	0.02

		485,950	0.02

TOTAL COMMON STOCKS
(Cost: $2,836,803,441)		2,718,873,365	99.95

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%[d,e,f]	286,357,087	$286,357,087	10.53%
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%[d,e,f]	24,255,351	24,255,351	0.89
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[d,e]	2,085,752	2,085,752	0.08

		312,698,190	11.50

TOTAL SHORT-TERM INVESTMENTS
(Cost: $312,698,190)		312,698,190	11.50

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,149,501,631)		3,031,571,555	111.45

SHORT POSITIONS[g]

COMMON STOCKS
Lone Pine Resources Inc.[b]	(80,860)	(533,676)	(0.02)

TOTAL SHORT POSITIONS
(Proceeds: $536,127)		(533,676)	(0.02)
Other Assets, Less Liabilities		(310,842,029)	(11.43)

NET ASSETS		$2,720,195,850	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	See Note 1.

See notes to financial statements.

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,477,485	0.19%

		4,477,485	0.19

AEROSPACE & DEFENSE
Goodrich Corp.	100,960	12,183,853	0.52
Other securities[a]		13,600,150	0.58

		25,784,003	1.10

AGRICULTURE
Lorillard Inc.	196,560	21,759,192	0.93
Other securities[a]		8,725,139	0.37

		30,484,331	1.30

AIRLINES
Other securities[a]		13,243,642	0.56

		13,243,642	0.56

APPAREL
VF Corp.	118,971	14,457,356	0.62

		14,457,356	0.62

AUTO MANUFACTURERS
Other securities[a]		3,412,497	0.15

		3,412,497	0.15

AUTO PARTS & EQUIPMENT
Other securities[a]		19,885,631	0.85

		19,885,631	0.85

BANKS
Fifth Third Bancorp	1,256,821	12,693,892	0.54
M&T Bank Corp.	171,675	12,000,082	0.51
SunTrust Banks Inc.	734,453	13,183,431	0.56
Other securities[a]		75,847,077	3.24

		113,724,482	4.85

BEVERAGES
Other securities[a]		15,768,036	0.67

		15,768,036	0.67

BIOTECHNOLOGY
Other securities[a]		16,890,156	0.72

		16,890,156	0.72

BUILDING MATERIALS
Other securities[a]		6,678,528	0.29

		6,678,528	0.29

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$21,538,648	0.92%

		21,538,648	0.92

COAL
Other securities[a]		6,180,432	0.26

		6,180,432	0.26

COMMERCIAL SERVICES
Other securities[a]		41,380,160	1.76

		41,380,160	1.76

COMPUTERS
SanDisk Corp.[b]	326,093	13,157,853	0.56
Other securities[a]		29,370,630	1.25

		42,528,483	1.81

DISTRIBUTION & WHOLESALE
Other securities[a]		15,102,391	0.64

		15,102,391	0.64

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	331,442	13,045,557	0.56
Discover Financial Services	672,305	15,422,677	0.66
Other securities[a]		55,886,335	2.38

		84,354,569	3.60

ELECTRIC
CenterPoint Energy Inc.	581,992	11,418,683	0.49
Consolidated Edison Inc.	400,182	22,818,378	0.97
DTE Energy Co.	231,679	11,356,905	0.48
Edison International	445,671	17,046,916	0.73
Entergy Corp.	243,443	16,137,836	0.69
PPL Corp.	789,416	22,529,933	0.96
Progress Energy Inc.	402,856	20,835,712	0.89
Xcel Energy Inc.	662,302	16,352,236	0.70
Other securities[a]		142,877,553	6.09

		281,374,152	12.00

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		18,193,088	0.78

		18,193,088	0.78

ELECTRONICS
Other securities[a]		23,571,554	1.01

		23,571,554	1.01

SUMMARY SCHEDULES OF INVESTMENT	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
ENERGY – ALTERNATE SOURCES
Other securities[a]		$2,350,379	0.10%

		2,350,379	0.10

ENGINEERING & CONSTRUCTION
Other securities[a]		19,184,204	0.82

		19,184,204	0.82

ENTERTAINMENT
Other securities[a]		10,602,898	0.45

		10,602,898	0.45

ENVIRONMENTAL CONTROL
Republic Services Inc.	438,928	12,316,320	0.53
Other securities[a]		1,396,856	0.05

		13,713,176	0.58

FOOD
ConAgra Foods Inc.	488,903	11,841,231	0.50
J.M. Smucker Co. (The)	158,679	11,566,112	0.49
Other securities[a]		51,855,845	2.22

		75,263,188	3.21

FOREST PRODUCTS & PAPER
International Paper Co.	471,344	10,958,748	0.47
Other securities[a]		24,139,236	1.03

		35,097,984	1.50

GAS
Sempra Energy	327,534	16,868,001	0.72
Other securities[a]		39,230,696	1.67

		56,098,697	2.39

HAND & MACHINE TOOLS
Stanley Black & Decker Inc.	229,988	11,292,411	0.48
Other securities[a]		9,801,858	0.42

		21,094,269	0.90

HEALTH CARE – PRODUCTS
Boston Scientific Corp.[b]	2,090,611	12,355,511	0.53
Zimmer Holdings Inc.[b,c]	262,593	14,048,726	0.60
Other securities[a]		27,494,614	1.17

		53,898,851	2.30

HEALTH CARE – SERVICES
Humana Inc.	230,342	16,752,773	0.71
Other securities[a]		17,890,051	0.77

		34,642,824	1.48

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		$6,133,330	0.26%

		6,133,330	0.26

HOME BUILDERS
Other securities[a]		17,090,993	0.73

		17,090,993	0.73

HOME FURNISHINGS
Other securities[a]		6,134,080	0.26

		6,134,080	0.26

HOUSEHOLD PRODUCTS & WARES
Clorox Co. (The)	171,833	11,397,683	0.49
Fortune Brands Inc.	210,905	11,405,743	0.49
Other securities[a]		11,002,773	0.46

		33,806,199	1.44

HOUSEWARES
Other securities[a]		4,719,666	0.20

		4,719,666	0.20

INSURANCE
Aon Corp.	452,127	18,980,291	0.81
CIGNA Corp.	370,116	15,522,665	0.66
Marsh & McLennan Companies Inc.	750,223	19,910,918	0.85
Progressive Corp. (The)	896,991	15,930,560	0.68
Other securities[a]		157,465,386	6.71

		227,809,820	9.71

INTERNET
Liberty Media Corp. – Liberty Interactive Group
Series Ab	822,397	12,146,804	0.52
Other securities[a]		9,466,789	0.40

		21,613,593	0.92

INVESTMENT COMPANIES
Other securities[a]		7,134,543	0.30

		7,134,543	0.30

IRON & STEEL
Nucor Corp.	432,363	13,679,965	0.58
Other securities[a]		9,680,809	0.42

		23,360,774	1.00

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets

LEISURE TIME
Other securities[a]		$3,138,242	0.13%

		3,138,242	0.13

LODGING
Other securities[a]		12,976,390	0.55

		12,976,390	0.55

MACHINERY
Other securities[a]		7,840,076	0.33

		7,840,076	0.33

MANUFACTURING
Other securities[a]		67,969,918	2.90

		67,969,918	2.90

MEDIA
Other securities[a]		21,457,348	0.92

		21,457,348	0.92

METAL FABRICATE & HARDWARE
Other securities[a]		2,110,705	0.09

		2,110,705	0.09

MINING
Other securities[a]		5,697,230	0.24

		5,697,230	0.24

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	1,916,775	13,359,922	0.57
Other securities[a]		4,722,503	0.20

		18,082,425	0.77

OIL & GAS
Noble Energy Inc.	192,880	13,655,904	0.58
Valero Energy Corp.	780,075	13,869,733	0.59
Other securities[a]		63,521,088	2.71

		91,046,725	3.88

OIL & GAS SERVICES
Other securities[a]		9,384,531	0.40

		9,384,531	0.40

PACKAGING & CONTAINERS
Other securities[a]		17,646,585	0.75

		17,646,585	0.75

PHARMACEUTICALS
Forest Laboratories Inc.[b]	391,484	12,053,792	0.51
Mead Johnson Nutrition Co. Class A	228,370	15,718,707	0.67

Security	Shares	Value	% of Net Assets
Other securities[a]		$17,625,938	0.76%

		45,398,437	1.94

PIPELINES
Spectra Energy Corp.	888,911	21,804,987	0.93
Other securities[a]		14,327,989	0.61

		36,132,976	1.54

REAL ESTATE
Other securities[a]		5,246,989	0.22

		5,246,989	0.22

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.	1,300,837	21,632,919	0.92
AvalonBay Communities Inc.	128,643	14,671,734	0.63
Equity Residential[c]	373,609	19,379,099	0.83
HCP Inc.	555,373	19,471,377	0.83
Health Care REIT Inc.[c]	241,815	11,316,942	0.48
Prologis Inc.	627,714	15,222,064	0.65
Vornado Realty Trust[c]	224,296	16,736,968	0.71
Other securities[a]		134,696,072	5.74

		253,127,175	10.79

RETAIL
Macy’s Inc.	510,263	13,430,122	0.57
Staples Inc.	975,588	12,975,320	0.55
Other securities[a]		69,466,624	2.97

		95,872,066	4.09

SAVINGS & LOANS
Other securities[a]		25,157,651	1.07

		25,157,651	1.07

SEMICONDUCTORS
Other securities[a]		38,059,873	1.62

		38,059,873	1.62

SHIPBUILDING
Other securities[a]		1,619,697	0.07

		1,619,697	0.07

SOFTWARE
Other securities[a]		34,885,440	1.49

		34,885,440	1.49

TELECOMMUNICATIONS
Motorola Mobility Holdings Inc.[b]	356,725	13,477,070	0.57

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2011

Security	Shares	Value	% of Net Assets
Other securities[a]		$34,408,002	1.47%

		47,885,072	2.04

TEXTILES
Other securities[a]		7,667,975	0.33

		7,667,975	0.33

TOYS, GAMES & HOBBIES
Other securities[a]		3,158,502	0.13

		3,158,502	0.13

TRANSPORTATION
Other securities[a]		10,673,143	0.46

		10,673,143	0.46

TRUCKING & LEASING
Other securities[a]		1,963,588	0.08

		1,963,588	0.08

WATER
Other securities[a]		10,893,781	0.46

		10,893,781	0.46

TOTAL COMMON STOCKS
(Cost: $2,905,989,328)		2,343,871,632	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	119,445,289	119,445,289	5.09
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	10,117,394	10,117,394	0.43
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,471,531	2,471,531	0.11

		132,034,214	5.63

TOTAL SHORT-TERM INVESTMENTS
(Cost: $132,034,214)		132,034,214	5.63

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,038,023,542)		2,475,905,846	105.55

Security	Shares	Value	% of Net Assets
SHORT POSITIONS[g]

COMMON STOCKS
Lone Pine Resources Inc.[b]	(18,702)	$(123,433)	(0.01)%

TOTAL SHORT POSITIONS
(Proceeds: $124,000)		(123,433)	(0.01)
Other Assets, Less Liabilities		(130,019,786)	(5.54)

NET ASSETS		$2,345,762,627	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2011.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[g]	See Note 1.

See notes to financial statements.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2011

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$3,480,187,058	$280,153,809	$359,402,909
Affiliated (Note 2)	140,972,432	11,586,267	10,195,018

Total cost of investments	$3,621,159,490	$291,740,076	$369,597,927

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,870,990,225	$264,335,357	$260,681,710
Affiliated (Note 2)	138,003,461	11,515,684	9,688,070

Total fair value of investments	3,008,993,686	275,851,041	270,369,780
Cash	1,458	79	231
Receivables:
Investment securities sold	1,962,030	94,123	263,071
Dividends and interest	4,133,279	282,268	480,835

Total Assets	3,015,090,453	276,227,511	271,113,917

LIABILITIES
Short positions, at value[b]	95,878	13,662	3,775
Payables:
Investment securities purchased	4,363,166	296,967	553,859
Collateral for securities on loan (Note 5)	126,319,162	10,986,404	8,021,885
Investment advisory fees (Note 2)	493,532	58,153	56,083

Total Liabilities	131,271,738	11,355,186	8,635,602

NET ASSETS	$2,883,818,715	$264,872,325	$262,478,315

Net assets consist of:
Paid-in capital	$3,771,726,263	$362,108,496	$449,352,179
Undistributed net investment income	596,935	50,549	28,471
Accumulated net realized loss	(276,339,097)	(81,397,748)	(87,674,201)
Net unrealized depreciation	(612,165,386)	(15,888,972)	(99,228,134)

NET ASSETS	$2,883,818,715	$264,872,325	$262,478,315

Shares outstanding[c]	43,300,000	6,200,000	3,550,000

Net asset value per share	$66.60	$42.72	$73.94

[a]	Securities on loan with values of $122,328,217, $10,646,604 and $7,747,456, respectively. See Note 5.
[b]	Proceeds: $96,318, $13,725 and $3,792, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$508,430,206	$5,898,301,397	$2,836,803,441
Affiliated (Note 2)	69,862,529	476,390,477	312,698,190

Total cost of investments	$578,292,735	$6,374,691,874	$3,149,501,631

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$349,384,539	$5,376,631,055	$2,718,873,365
Affiliated (Note 2)	69,722,104	476,390,477	312,698,190

Total fair value of investments	419,106,643	5,853,021,532	3,031,571,555
Cash	1,564	–	4,643
Receivables:
Investment securities sold	2,310,719	5,935,699	2,001,020
Dividends and interest	662,256	8,431,172	2,170,149
Capital shares sold	–	42,792	–

Total Assets	422,081,182	5,867,431,195	3,035,747,367

LIABILITIES
Short positions, at value[b]	–	659,518	533,676
Payables:
Investment securities purchased	2,338,721	13,978,739	3,802,885
Collateral for securities on loan (Note 5)	68,640,223	470,953,187	310,612,438
Securities related to in-kind transactions (Note 4)	2,591	10,273	–
Investment advisory fees (Note 2)	185,449	948,944	602,518

Total Liabilities	71,166,984	486,550,661	315,551,517

NET ASSETS	$350,914,198	$5,380,880,534	$2,720,195,850

Net assets consist of:
Paid-in capital	$590,251,300	$6,206,218,781	$3,401,204,309
Undistributed (distributions in excess of) net investment income	(666,223)	223,831	(218,329)
Accumulated net realized loss	(79,484,787)	(303,894,766)	(562,862,505)
Net unrealized depreciation	(159,186,092)	(521,667,312)	(117,927,625)

NET ASSETS	$350,914,198	$5,380,880,534	$2,720,195,850

Shares outstanding[c]	8,900,000	61,050,000	54,750,000

Net asset value per share	$39.43	$88.14	$49.68

[a]	Securities on loan with values of $64,566,863, $459,510,830 and $303,411,874, respectively. See Note 5.
[b]	Proceeds: $ –, $662,548 and $536,127, respectively. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2011

iShares Russell Midcap Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated	$2,905,989,328
Affiliated (Note 2)	132,034,214

Total cost of investments	$3,038,023,542

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,343,871,632
Affiliated (Note 2)	132,034,214

Total fair value of investments	2,475,905,846
Receivables:
Investment securities sold	2,611,715
Dividends and interest	5,505,828

Total Assets	2,484,023,389

LIABILITIES
Short positions, at value[b]	123,433
Payables:
Investment securities purchased	7,967,184
Collateral for securities on loan (Note 5)	129,562,683
Capital shares redeemed	86,119
Securities related to in-kind transactions (Note 4)	1,095
Investment advisory fees (Note 2)	520,248

Total Liabilities	138,260,762

NET ASSETS	$2,345,762,627

Net assets consist of:
Paid-in capital	$3,413,500,812
Distributions in excess of net investment income	(271,199)
Accumulated net realized loss	(505,349,857)
Net unrealized depreciation	(562,117,129)

NET ASSETS	$2,345,762,627

Shares outstanding[c]	60,800,000

Net asset value per share	$38.58

[a]	Securities on loan with a value of $126,135,271. See Note 5.
[b]	Proceeds: $124,000. See Note 1.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$30,154,469	$2,447,522	$3,565,568
Dividends – affiliated (Note 2)	155,019	4,759	25,605
Interest – affiliated (Note 2)	245	23	27
Securities lending income – affiliated (Note 2)	534,212	53,449	45,406

Total investment income	30,843,945	2,505,753	3,636,606

EXPENSES
Investment advisory fees (Note 2)	3,245,495	427,809	391,721

Total expenses	3,245,495	427,809	391,721

Net investment income	27,598,450	2,077,944	3,244,885

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(36,623,546)	(7,266,112)	1,928,993
Investments – affiliated (Note 2)	(192,062)	(11,339)	(53,472)
In-kind redemptions – unaffiliated	58,382,922	20,475,125	3,000,492
In-kind redemptions – affiliated (Note 2)	90,332	(4,178)	6,279

Net realized gain	21,657,646	13,193,496	4,882,292

Net change in unrealized appreciation/depreciation on:
Investments	(568,650,450)	(64,358,920)	(64,285,344)
Short positions (Note 1)	440	63	17

Net change in unrealized appreciation/depreciation	(568,650,010)	(64,358,857)	(64,285,327)

Net realized and unrealized loss	(546,992,364)	(51,165,361)	(59,403,035)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(519,393,914)	$(49,087,417)	$(56,158,150)

[a]	Net of foreign withholding tax of $12,144, $943 and $1,511, respectively.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$2,474,351	$48,110,550	$16,270,661
Dividends – affiliated (Note 2)	47,541	–	–
Interest – affiliated (Note 2)	23	537	233
Securities lending income – affiliated (Note 2)	1,173,034	2,058,041	866,645

Total investment income	3,694,949	50,169,128	17,137,539

EXPENSES
Investment advisory fees (Note 2)	1,437,221	6,401,073	4,107,751

Total expenses	1,437,221	6,401,073	4,107,751

Net investment income	2,257,728	43,768,055	13,029,788

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	(2,625,492)	(50,752,165)	57,950,661
Investments – affiliated (Note 2)	(3,177)	–	–
In-kind redemptions – unaffiliated	21,369,336	238,436,837	91,987,819
In-kind redemptions – affiliated (Note 2)	(2,346)	–	–

Net realized gain	18,738,321	187,684,672	149,938,480

Net change in unrealized appreciation/depreciation on:
Investments	(151,955,553)	(1,494,038,621)	(777,319,290)
Short positions (Note 1)	–	3,030	2,451

Net change in unrealized appreciation/depreciation	(151,955,553)	(1,494,035,591)	(777,316,839)

Net realized and unrealized loss	(133,217,232)	(1,306,350,919)	(627,378,359)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(130,959,504)	$(1,262,582,864)	$(614,348,571)

[a]	Net of foreign withholding tax of $1,987, $7,856 and $6,859, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2011

iShares Russell Midcap Value Index Fund
NET INVESTMENT INCOME
Dividends – unaffiliated[a]	$30,430,346
Interest – affiliated (Note 2)	226
Securities lending income – affiliated (Note 2)	1,031,818

Total investment income	31,462,390

EXPENSES
Investment advisory fees (Note 2)	3,852,320

Total expenses	3,852,320

Net investment income	27,610,070

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments – unaffiliated	28,130,782
In-kind redemptions – unaffiliated	94,402,579

Net realized gain	122,533,361

Net change in unrealized appreciation/depreciation on:
Investments	(750,619,495)
Short positions (Note 1)	567

Net change in unrealized appreciation/depreciation	(750,618,928)

Net realized and unrealized loss	(628,085,567)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(600,475,497)

[a]	Net of foreign withholding tax of $1,104.

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,598,450	$52,658,119	$2,077,944	$3,880,994
Net realized gain (loss)	21,657,646	3,315,470	13,193,496	(11,335,031)
Net change in unrealized appreciation/depreciation	(568,650,010)	434,831,070	(64,358,857)	60,306,809

Net increase (decrease) in net assets resulting from operations	(519,393,914)	490,804,659	(49,087,417)	52,852,772

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,982,398)	(53,743,370)	(2,026,675)	(3,966,852)
Return of capital	–	–	–	(8,844)

Total distributions to shareholders	(26,982,398)	(53,743,370)	(2,026,675)	(3,975,696)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	257,418,669	440,461,512	59,962,760	37,319,590
Cost of shares redeemed	(282,829,637)	(477,685,881)	(104,128,843)	(53,983,743)

Net decrease in net assets from capital share transactions	(25,410,968)	(37,224,369)	(44,166,083)	(16,664,153)

INCREASE (DECREASE) IN NET ASSETS	(571,787,280)	399,836,920	(95,280,175)	32,212,923

NET ASSETS
Beginning of period	3,455,605,995	3,055,769,075	360,152,500	327,939,577

End of period	$2,883,818,715	$3,455,605,995	$264,872,325	$360,152,500

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$596,935	$(19,117)	$50,549	$(720)

SHARES ISSUED AND REDEEMED
Shares sold	3,500,000	6,150,000	1,200,000	800,000
Shares redeemed	(3,750,000)	(6,950,000)	(2,250,000)	(1,300,000)

Net decrease in shares outstanding	(250,000)	(800,000)	(1,050,000)	(500,000)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,244,885	$6,552,104	$2,257,728	$3,490,003
Net realized gain (loss)	4,882,292	(9,768,859)	18,738,321	27,514,936
Net change in unrealized appreciation/depreciation	(64,285,327)	45,332,596	(151,955,553)	63,627,470

Net increase (decrease) in net assets resulting from operations	(56,158,150)	42,115,841	(130,959,504)	94,632,409

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,205,970)	(6,698,773)	(2,537,052)	(4,301,170)

Total distributions to shareholders	(3,205,970)	(6,698,773)	(2,537,052)	(4,301,170)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,319,144	20,155,544	54,356,550	436,628,079
Cost of shares redeemed	(25,735,324)	(84,498,146)	(134,429,200)	(392,665,077)

Net increase (decrease) in net assets from capital share transactions	(21,416,180)	(64,342,602)	(80,072,650)	43,963,002

INCREASE (DECREASE) IN NET ASSETS	(80,780,300)	(28,925,534)	(213,569,206)	134,294,241

NET ASSETS
Beginning of period	343,258,615	372,184,149	564,483,404	430,189,163

End of period	$262,478,315	$343,258,615	$350,914,198	$564,483,404

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$28,471	$(10,444)	$(666,223)	$(386,899)

SHARES ISSUED AND REDEEMED
Shares sold	50,000	250,000	1,100,000	9,450,000
Shares redeemed	(300,000)	(1,100,000)	(2,800,000)	(8,850,000)

Net increase (decrease) in shares outstanding	(250,000)	(850,000)	(1,700,000)	600,000

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$43,768,055	$89,740,398	$13,029,788	$26,843,280
Net realized gain	187,684,672	205,398,488	149,938,480	80,389,600
Net change in unrealized appreciation/depreciation	(1,494,035,591)	943,474,796	(777,316,839)	558,014,589

Net increase (decrease) in net assets resulting from operations	(1,262,582,864)	1,238,613,682	(614,348,571)	665,247,469

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(43,547,148)	(94,928,249)	(13,252,271)	(28,400,089)

Total distributions to shareholders	(43,547,148)	(94,928,249)	(13,252,271)	(28,400,089)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	952,671,752	814,453,739	250,874,570	636,938,555
Cost of shares redeemed	(767,585,205)	(956,360,458)	(344,238,296)	(1,072,306,716)

Net increase (decrease) in net assets from capital share transactions	185,086,547	(141,906,719)	(93,363,726)	(435,368,161)

INCREASE (DECREASE) IN NET ASSETS	(1,121,043,465)	1,001,778,714	(720,964,568)	201,479,219

NET ASSETS
Beginning of period	6,501,923,999	5,500,145,285	3,441,160,418	3,239,681,199

End of period	$5,380,880,534	$6,501,923,999	$2,720,195,850	$3,441,160,418

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$223,831	$2,924	$(218,329)	$4,154

SHARES ISSUED AND REDEEMED
Shares sold	9,050,000	8,350,000	4,250,000	11,900,000
Shares redeemed	(7,650,000)	(10,250,000)	(6,000,000)	(21,950,000)

Net increase (decrease) in shares outstanding	1,400,000	(1,900,000)	(1,750,000)	(10,050,000)

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,610,070	$62,902,898
Net realized gain	122,533,361	90,521,874
Net change in unrealized appreciation/depreciation	(750,618,928)	448,994,454

Net increase (decrease) in net assets resulting from operations	(600,475,497)	602,419,226

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,881,269)	(66,125,818)

Total distributions to shareholders	(27,881,269)	(66,125,818)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	137,835,588	1,921,559,368
Cost of shares redeemed	(733,274,636)	(1,722,714,879)

Net increase (decrease) in net assets from capital share transactions	(595,439,048)	198,844,489

INCREASE (DECREASE) IN NET ASSETS	(1,223,795,814)	735,137,897

NET ASSETS
Beginning of period	3,569,558,441	2,834,420,544

End of period	$2,345,762,627	$3,569,558,441

Distributions in excess of net investment income included in net assets at end of period	$(271,199)	$–

SHARES ISSUED AND REDEEMED
Shares sold	2,900,000	47,150,000
Shares redeemed	(16,250,000)	(43,250,000)

Net increase (decrease) in shares outstanding	(13,350,000)	3,900,000

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$79.35	$68.90	$46.12	$76.26	$82.61	$75.57

Income from investment operations:
Net investment income[a]	0.65	1.21	1.12	1.36	1.39	1.31
Net realized and unrealized gain (loss)[b]	(12.77)	10.48	22.78	(30.20)	(6.35)	7.00

Total from investment operations	(12.12)	11.69	23.90	(28.84)	(4.96)	8.31

Less distributions from:
Net investment income	(0.63)	(1.24)	(1.12)	(1.30)	(1.39)	(1.27)

Total distributions	(0.63)	(1.24)	(1.12)	(1.30)	(1.39)	(1.27)

Net asset value, end of period	$66.60	$79.35	$68.90	$46.12	$76.26	$82.61

Total return	(15.35)%[c]	17.24%	52.12%	(38.14)%	(6.15)%	11.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,883,819	$3,455,606	$3,055,769	$2,234,732	$2,718,702	$2,928,652
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.70%	1.73%	1.87%	2.23%	1.64%	1.68%
Portfolio turnover rate[e]	4%	6%	6%	7%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$49.68	$42.31	$28.58	$44.21	$45.35	$43.06

Income from investment operations:
Net investment income[a]	0.29	0.55	0.51	0.49	0.43	0.42
Net realized and unrealized gain (loss)[b]	(6.94)	7.39	13.75	(15.67)	(1.14)	2.26

Total from investment operations	(6.65)	7.94	14.26	(15.18)	(0.71)	2.68

Less distributions from:
Net investment income	(0.31)	(0.57)	(0.53)	(0.45)	(0.43)	(0.39)
Return of capital	–	(0.00)[c]	–	–	–	–

Total distributions	(0.31)	(0.57)	(0.53)	(0.45)	(0.43)	(0.39)

Net asset value, end of period	$42.72	$49.68	$42.31	$28.58	$44.21	$45.35

Total return	(13.45)%[d]	18.97%	50.11%	(34.48)%	(1.64)%	6.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$264,872	$360,153	$327,940	$300,115	$329,365	$265,269
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.21%	1.27%	1.40%	1.35%	0.90%	0.97%
Portfolio turnover rate[f]	18%	24%	20%	19%	18%	17%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$90.33	$80.04	$53.09	$94.65	$108.53	$95.62

Income from investment operations:
Net investment income[a]	0.89	1.67	1.55	2.28	2.47	2.29
Net realized and unrealized gain (loss)[b]	(16.39)	10.37	26.95	(41.59)	(13.89)	12.82

Total from investment operations	(15.50)	12.04	28.50	(39.31)	(11.42)	15.11

Less distributions from:
Net investment income	(0.89)	(1.75)	(1.55)	(2.25)	(2.46)	(2.16)
Return of capital	–	–	–	–	–	(0.04)

Total distributions	(0.89)	(1.75)	(1.55)	(2.25)	(2.46)	(2.20)

Net asset value, end of period	$73.94	$90.33	$80.04	$53.09	$94.65	$108.53

Total return	(17.25)%[c]	15.36%	54.07%	(42.08)%	(10.75)%	15.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$262,478	$343,259	$372,184	$268,091	$572,634	$694,599
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.07%	2.06%	2.24%	2.93%	2.31%	2.23%
Portfolio turnover rate[e]	19%	25%	24%	26%	17%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$53.25	$43.02	$26.54	$46.57	$58.87	$58.50

Income from investment operations:
Net investment income[a]	0.23	0.34	0.31	0.42	0.41	0.30
Net realized and unrealized gain (loss)[b]	(13.78)	10.30	16.47	(20.01)	(12.31)	0.41

Total from investment operations	(13.55)	10.64	16.78	(19.59)	(11.90)	0.71

Less distributions from:
Net investment income	(0.27)	(0.41)	(0.30)	(0.44)	(0.39)	(0.30)
Return of capital	–	–	–	–	(0.01)	(0.04)

Total distributions	(0.27)	(0.41)	(0.30)	(0.44)	(0.40)	(0.34)

Net asset value, end of period	$39.43	$53.25	$43.02	$26.54	$46.57	$58.87

Total return	(25.51)%[c]	24.90%	63.36%	(42.29)%	(20.32)%	1.25%

Ratios/Supplemental data:
Net assets, end of period (000s)	$350,914	$564,483	$430,189	$208,375	$172,327	$256,092
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	0.94%	0.76%	0.85%	1.14%	0.75%	0.53%
Portfolio turnover rate[e]	23%	35%	35%	25%	21%	20%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007
Net asset value, beginning of period	$109.00	$89.36	$54.25	$93.36	$103.91	$94.47

Income from investment operations:
Net investment income[a]	0.71	1.49	1.23	1.37	1.30	1.35
Net realized and unrealized gain (loss)[b]	(20.88)	19.74	35.10	(39.16)	(10.58)	9.46

Total from investment operations	(20.17)	21.23	36.33	(37.79)	(9.28)	10.81

Less distributions from:
Net investment income	(0.69)	(1.59)	(1.22)	(1.32)	(1.26)	(1.28)
Return of capital	–	–	–	–	(0.01)	(0.09)

Total distributions	(0.69)	(1.59)	(1.22)	(1.32)	(1.27)	(1.37)

Net asset value, end of period	$88.14	$109.00	$89.36	$54.25	$93.36	$103.91

Total return	(18.57)%[c]	24.08%	67.32%	(40.76)%	(9.05)%	11.56%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,380,881	$6,501,924	$5,500,145	$3,434,008	$3,351,633	$3,330,377
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.37%	1.59%	1.64%	1.89%	1.25%	1.40%
Portfolio turnover rate[e]	9%	12%	13%	14%	15%	19%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]
Net asset value, beginning of period	$60.91	$48.68	$30.22	$50.62	$53.47	$50.51

Income from investment operations:
Net investment income[b]	0.23	0.46	0.41	0.40	0.36	0.37
Net realized and unrealized gain (loss)[c]	(11.22)	12.27	18.44	(20.40)	(2.86)	2.97

Total from investment operations	(10.99)	12.73	18.85	(20.00)	(2.50)	3.34

Less distributions from:
Net investment income	(0.24)	(0.50)	(0.39)	(0.40)	(0.34)	(0.38)
Return of capital	–	–	–	–	(0.01)	–

Total distributions	(0.24)	(0.50)	(0.39)	(0.40)	(0.35)	(0.38)

Net asset value, end of period	$49.68	$60.91	$48.68	$30.22	$50.62	$53.47

Total return	(18.09)%[d]	26.33%	62.58%	(39.66)%	(4.74)%	6.66%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,720,196	$3,441,160	$3,239,681	$1,681,704	$2,703,288	$1,817,931
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.79%	0.89%	1.00%	0.97%	0.64%	0.73%
Portfolio turnover rate[f]	25%	29%	28%	34%	25%	30%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Six months ended Sep. 30, 2011 (Unaudited)	Year ended Mar. 31, 2011	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]
Net asset value, beginning of period	$48.14	$40.35	$23.98	$42.87	$50.96	$44.48

Income from investment operations:
Net investment income[b]	0.41	0.89	0.73	0.91	0.93	0.96
Net realized and unrealized gain (loss)[c]	(9.54)	7.83	16.38	(18.85)	(8.07)	6.48

Total from investment operations	(9.13)	8.72	17.11	(17.94)	(7.14)	7.44

Less distributions from:
Net investment income	(0.43)	(0.93)	(0.74)	(0.95)	(0.94)	(0.88)
Return of capital	–	–	–	–	(0.01)	(0.08)

Total distributions	(0.43)	(0.93)	(0.74)	(0.95)	(0.95)	(0.96)

Net asset value, end of period	$38.58	$48.14	$40.35	$23.98	$42.87	$50.96

Total return	(19.06)%[d]	21.99%	71.91%	(42.36)%	(14.22)%	16.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,345,763	$3,569,558	$2,834,421	$1,745,541	$2,655,947	$3,409,244
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	1.79%	2.12%	2.17%	2.62%	1.89%	2.05%
Portfolio turnover rate[f]	23%	25%	27%	38%	22%	25%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” collectively, the “Funds”):

iShares Index Fund	Diversification Classification
Russell 3000	Diversified
Russell 3000 Growth	Diversified
Russell 3000 Value	Diversified
Russell Microcap	Diversified
Russell Midcap	Diversified
Russell Midcap Growth	Diversified
Russell Midcap Value	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

Russell 3000
Assets:
Common Stocks	$2,879,875,181	$–	$4,666	$2,879,879,847
Short-Term Investments	129,113,839	–	–	129,113,839
Liabilities:
Short Positions	(95,878)	–	–	(95,878)

	$3,008,893,142	$–	$4,666	$3,008,897,808

Russell 3000 Growth
Assets:
Common Stocks	$264,595,390	$–	$317	$264,595,707
Short-Term Investments	11,255,334	–	–	11,255,334
Liabilities:
Short Positions	(13,662)	–	–	(13,662)

	$275,837,062	$–	$317	$275,837,379

Russell 3000 Value
Assets:
Common Stocks	$262,049,131	$–	$656	$262,049,787
Short-Term Investments	8,319,993	–	–	8,319,993
Liabilities:
Short Positions	(3,775)	–	–	(3,775)

	$270,365,349	$–	$656	$270,366,005

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total

Russell Microcap
Common Stocks	$350,099,223	$–	$65,100	$350,164,323
Short-Term Investments	68,942,320	–	–	68,942,320

	$419,041,543	$–	$65,100	$419,106,643

Russell Midcap
Assets:
Common Stocks	$5,376,618,978	$–	$12,077	$5,376,631,055
Short-Term Investments	476,390,477	–	–	476,390,477
Liabilities:
Short Positions	(659,518)	–	–	(659,518)

	$5,852,349,937	$–	$12,077	$5,852,362,014

Russell Midcap Growth
Assets:
Common Stocks	$2,718,863,415	$–	$9,950	$2,718,873,365
Short-Term Investments	312,698,190	–	–	312,698,190
Liabilities:
Short Positions	(533,676)	–	–	(533,676)

	$3,031,027,929	$–	$9,950	$3,031,037,879

Russell Midcap Value
Assets:
Common Stocks	$2,343,868,314	$–	$3,318	$2,343,871,632
Short-Term Investments	132,034,214	–	–	132,034,214
Liabilities:
Short Positions	(123,433)	–	–	(123,433)

	$2,475,779,095	$–	$3,318	$2,475,782,413

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of September 30, 2011 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The Funds had tax basis net capital loss carryforwards as of March 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Russell 3000	$8,033,947	$95,540	$3,180,853	$–	$–	$36,634,037	$126,187,428	$31,991,900	$206,123,705
Russell 3000 Growth	2,294,465	911,779	2,128,959	1,086,830	–	14,427,568	55,612,220	15,920,828	92,382,649
Russell 3000 Value	144,266	–	309,470	290,191	467,125	19,166,670	50,060,389	12,829,303	83,267,414
Russell Microcap	–	–	83,822	758,530	4,726,853	14,316,649	50,574,894	17,016,462	87,477,210
Russell Midcap	1,554,124	–	–	2,966,359	9,494,772	50,284,490	201,205,737	27,732,055	293,237,537
Russell Midcap Growth	2,148,153	–	17,096,686	–	3,965,198	105,000,158	421,837,084	137,522,509	687,569,788
Russell Midcap Value	1,606,781	–	–	1,114,118	13,253,157	182,452,977	350,234,018	4,032,186	552,693,237

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by funds for taxable years beginning after December 22, 2010 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the tax years preceding enactment.

As of September 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Russell 3000	$3,722,374,855	$225,237,126	$(938,618,295)	$(713,381,169)
Russell 3000 Growth	293,565,946	21,675,636	(39,390,541)	(17,714,905)
Russell 3000 Value	379,406,113	12,209,640	(121,245,973)	(109,036,333)
Russell Microcap	587,125,537	10,803,282	(178,822,176)	(168,018,894)
Russell Midcap	6,580,957,908	500,912,648	(1,228,849,024)	(727,936,376)
Russell Midcap Growth	3,172,228,877	279,216,312	(419,873,634)	(140,657,322)
Russell Midcap Value	3,092,403,877	103,929,476	(720,427,507)	(616,498,031)

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has reviewed the tax positions as of September 30, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability in the Funds’ Statements of Assets and Liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to the corporate actions, the Funds record a realized gain (loss). Dividends on securities sold short, if any, are reflected as an expense in the Statements of Operations. Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Summary Schedule of Investments.

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended September 30, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$287,653
Russell 3000 Growth	28,780
Russell 3000 Value	24,449
Russell Microcap	631,634
Russell Midcap	1,108,176
Russell Midcap Growth	466,655
Russell Midcap Value	555,594

Cross trades for the six months ended September 30, 2011, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended September 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliate Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Russell 3000
BlackRock Inc.	21,470	2,025	(3,979)	19,516	$2,888,563	$57,515	$(100,393)

BlackRock Kelso Capital Corp.	14,995	3,622	(2,108)	16,509	120,516	8,710	(4,308)

PennyMac Mortgage Investment Trust	6,155	678	(525)	6,308	100,297	5,634	14

PNC Financial Services Group Inc. (The)	120,897	11,729	(12,679)	119,947	5,780,246	83,160	2,957

					$8,889,622	$155,019	$(101,730)

Russell 3000 Growth
BlackRock Inc.	1,503	1,054	(798)	1,759	$260,350	$4,759	$(15,517)

Russell 3000 Value
BlackRock Inc.	2,851	76	(1,118)	1,809	$267,750	$6,502	$(32,229)

BlackRock Kelso Capital Corp.	3,589	44	(583)	3,050	22,265	1,826	(488)

PennyMac Mortgage Investment Trust	1,296	17	(152)	1,161	18,460	1,127	(160)

PNC Financial Services Group Inc. (The)	24,197	802	(3,011)	21,988	1,059,602	16,150	(14,316)

					$1,368,077	$25,605	$(47,193)

Russell Microcap
PennyMac Mortgage Investment Trust	55,096	7,875	(13,928)	49,043	$779,784	$47,541	$(5,523)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$135,436,113	$134,425,026
Russell 3000 Growth	61,221,171	61,248,661
Russell 3000 Value	58,938,341	58,762,896
Russell Microcap	111,182,499	111,223,668
Russell Midcap	604,233,317	595,654,099
Russell Midcap Growth	830,899,084	829,507,551
Russell Midcap Value	708,601,179	704,656,992

In-kind transactions (see Note 4) for the six months ended September 30, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$256,573,152	$281,817,738
Russell 3000 Growth	59,858,779	103,880,098
Russell 3000 Value	4,300,728	25,624,114
Russell Microcap	53,798,532	133,277,413
Russell Midcap	948,172,748	765,658,334
Russell Midcap Growth	250,263,347	343,251,221
Russell Midcap Value	137,272,725	729,897,375

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2011, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	71

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BFA provided such information as the Board, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. An ad-hoc sub-committee of the Independent Trustees (the “Ad-Hoc Sub-Committee”), with independent counsel, met with management on April 19, 2011 and April 26, 2011 to discuss the types of information the Board required and the manner in which management would organize and present such information. At a meeting held on May 16, 2011, management presented information to the Board relating to the continuance of the Advisory Contract and the Board reviewed and discussed such information at length. The Board also requested from management certain additional information. At a meeting held on June 22-23, 2011, the Board reviewed additional information provided by management in response to the Board’s requests. The Board approved the selection of BFA and the continuance of the Advisory Contract for the Funds, based on its review of qualitative and quantitative information provided by BFA, including its review of supplemental information management provided at the request of the Board. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In selecting BFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders were added in 2010, for example, in such areas as investor education, product management, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size or other differentiating factors, but were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group. The Board also noted that investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expenses of the funds in their respective Lipper Groups; however, the Board considered that the iShares Russell Microcap Index Fund’s total expenses were slightly higher than the median for the Fund’s Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2010, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates – The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares Funds and how such profitability methodology differed from the methodology used to calculate profitability prior to the acquisition of BFA by BlackRock, noting that such matters were focused on by the Ad-Hoc Sub-Committee during its meetings and addressed by management. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale – In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for iShares Russell 3000 Index Fund and iShares Russell MidCap Index Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds, with the exception of iShares Russell 3000 Index Fund and iShares Russell MidCap Index Fund, may be appropriate. The Board also reviewed BFA’s historic profitability as investment adviser to the iShares fund complex and noted that BFA and BlackRock had continued to make significant investments in the iShares fund complex and the infrastructure supporting the iShares funds. Based on this review, as well as the discussions described above in connection with the Lipper Group and performance benchmark comparisons, the Board, recognizing its

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds, except for iShares Russell 3000 Index Fund, iShares Russell 3000 Growth Index Fund, and iShares Russell 3000 Value Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different services provided as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchanged traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed any ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as any payment of revenue to BTC, the Funds’ securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell 3000	$0.62042	$–	$0.00735	$0.62777	99%	–%	1%		100%
Russell 3000 Growth	0.30532	–	0.00132	0.30664	100	–	0	[a]	100
Russell 3000 Value	0.86908	–	0.02082	0.88990	98	–	2		100
Russell Microcap	0.25985	–	0.01256	0.27241	95	–	5		100
Russell Midcap Index	0.66280	–	0.03166	0.69446	95	–	5		100
Russell Midcap Growth	0.23910	–	0.00251	0.24161	99	–	1		100
Russell Midcap Value	0.40094	–	0.03281	0.43375	92	–	8		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	75

Notes:

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	77

Notes:

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

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iS-SAR-36-0911

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Full schedules of investments attached.

(b)	Not applicable.

Schedule of Investments (Unaudited)

iShares® S&P MidCap 400 Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.10%
Lamar Advertising Co. Class A(a)(b)	513,000	$8,736,390

		8,736,390

AEROSPACE & DEFENSE – 0.91%
Alliant Techsystems Inc.	288,664	15,735,075
BE Aerospace Inc.(a)	902,950	29,896,674
Esterline Technologies Corp.(a)(b)	268,513	13,919,714
Triumph Group Inc.	335,210	16,338,135

		75,889,598

AGRICULTURE – 0.09%
Universal Corp.(b)	203,147	7,284,851

		7,284,851

AIRLINES – 0.30%
Alaska Air Group Inc.(a)(b)	315,069	17,735,234
JetBlue Airways Corp.(a)(b)	1,784,999	7,318,496

		25,053,730

APPAREL – 1.04%
Deckers Outdoor Corp.(a)(b)	337,124	31,440,184
Guess? Inc.	585,445	16,679,328
Hanesbrands Inc.(a)(b)	850,463	21,270,080
Warnaco Group Inc. (The)(a)	376,884	17,370,583

		86,760,175

AUTO MANUFACTURERS – 0.15%
Oshkosh Corp.(a)	799,729	12,587,734

		12,587,734

AUTO PARTS & EQUIPMENT – 0.70%
BorgWarner Inc.(a)(b)	958,985	58,047,362

		58,047,362

BANKS – 3.16%
Associated Banc-Corp	1,518,512	14,122,162
BancorpSouth Inc.(b)	637,346	5,595,898
Bank of Hawaii Corp.	412,800	15,025,920
Cathay General Bancorp	687,958	7,828,962
City National Corp.	410,192	15,488,850
Commerce Bancshares Inc.	676,714	23,515,811
Cullen/Frost Bankers Inc.	536,151	24,587,885
East West Bancorp Inc.	1,302,583	19,421,512
FirstMerit Corp.	957,171	10,873,463
Fulton Financial Corp.	1,749,747	13,385,564
Hancock Holding Co.	536,916	14,378,610
International Bancshares Corp.(b)	467,199	6,143,667
Prosperity Bancshares Inc.	411,166	13,436,905
SVB Financial Group(a)	378,555	14,006,535

Security	Shares	Value
Synovus Financial Corp.	6,913,821	$7,397,788
TCF Financial Corp.	1,399,592	12,820,263
Trustmark Corp.	560,797	10,178,466
Valley National Bancorp(b)	1,489,303	15,771,719
Webster Financial Corp.	644,339	9,858,387
Westamerica Bancorp(b)	249,976	9,579,080

		263,417,447

BEVERAGES – 1.96%
Green Mountain Coffee Roasters Inc.(a)(b)	1,125,054	104,562,519
Hansen Natural Corp.(a)	674,380	58,866,630

		163,429,149

BIOTECHNOLOGY – 1.31%
Bio-Rad Laboratories Inc. Class A(a)	171,767	15,591,291
Charles River Laboratories International Inc.(a)	449,700	12,870,414
Vertex Pharmaceuticals Inc.(a)(b)	1,821,148	81,113,932

		109,575,637

BUILDING MATERIALS – 0.45%
Lennox International Inc.	464,801	11,982,570
Martin Marietta Materials Inc.(b)	399,907	25,282,120

		37,264,690

CHEMICALS – 2.39%
Albemarle Corp.	802,980	32,440,392
Ashland Inc.	682,925	30,144,309
Cabot Corp.	572,838	14,194,925
Cytec Industries Inc.	434,269	15,260,213
Intrepid Potash Inc.(a)(b)	460,840	11,461,091
Minerals Technologies Inc.	158,484	7,808,507
NewMarket Corp.	95,760	14,543,071
Olin Corp.	702,381	12,649,882
RPM International Inc.	1,147,998	21,467,562
Sensient Technologies Corp.	438,827	14,283,819
Valspar Corp. (The)	818,146	25,534,337

		199,788,108

COAL – 0.41%
Arch Coal Inc.	1,865,203	27,194,660
Patriot Coal Corp.(a)(b)	800,884	6,775,478

		33,970,138

COMMERCIAL SERVICES – 4.26%
Aaron’s Inc.	689,550	17,411,138
Alliance Data Systems Corp.(a)(b)	445,579	41,305,173
Career Education Corp.(a)(b)	528,420	6,895,881
Convergys Corp.(a)(b)	1,049,370	9,843,091
CoreLogic Inc.(a)	930,688	9,930,441
Corporate Executive Board Co. (The)	302,554	9,016,109
Corrections Corp. of America(a)(b)	938,030	21,283,901
Deluxe Corp.	446,748	8,309,513
FTI Consulting Inc.(a)(b)	363,982	13,398,177
Gartner Inc.(a)(b)	844,925	29,462,535
ITT Educational Services Inc.(a)(b)	177,248	10,205,940
Korn/Ferry International(a)(b)	410,732	5,006,823
Lender Processing Services Inc.	739,452	10,123,098
Manpower Inc.	717,244	24,113,743

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

September 30, 2011

Security	Shares	Value
Pharmaceutical Product Development Inc.	997,035	$25,583,918
Rent-A-Center Inc.	540,026	14,823,714
Rollins Inc.	565,403	10,578,690
Service Corp. International	2,073,249	18,990,961
Sotheby’s	592,283	16,329,242
Strayer Education Inc.(b)	105,287	8,072,354
Towers Watson & Co. Class A	460,522	27,530,005
United Rentals Inc.(a)(b)	548,410	9,235,224
Valassis Communications Inc.(a)(b)	413,032	7,740,220

		355,189,891

COMPUTERS – 2.74%
Cadence Design Systems Inc.(a)(b)	2,355,642	21,766,132
Diebold Inc.	562,568	15,476,246
DST Systems Inc.	309,763	13,576,912
FactSet Research Systems Inc.	400,965	35,673,856
Jack Henry & Associates Inc.	756,268	21,916,647
Mentor Graphics Corp.(a)(b)	818,160	7,870,699
MICROS Systems Inc.(a)	707,240	31,054,908
NCR Corp.(a)	1,377,084	23,258,949
Riverbed Technology Inc.(a)(b)	1,360,341	27,152,406
Synopsys Inc.(a)	1,260,904	30,715,622

		228,462,377

DISTRIBUTION & WHOLESALE – 1.18%
Ingram Micro Inc. Class A(a)	1,378,250	22,231,173
LKQ Corp.(a)	1,281,690	30,965,630
Owens & Minor Inc.	558,869	15,916,589
Tech Data Corp.(a)	380,489	16,448,540
Watsco Inc.	248,424	12,694,466

		98,256,398

DIVERSIFIED FINANCIAL SERVICES – 1.48%
Affiliated Managers Group Inc.(a)	455,467	35,549,199
Eaton Vance Corp.	1,027,131	22,874,207
Greenhill & Co. Inc.(b)	255,415	7,302,315
Jefferies Group Inc.	1,293,041	16,046,639
Raymond James Financial Inc.	897,814	23,307,252
Waddell & Reed Financial Inc. Class A	752,993	18,832,355

		123,911,967

ELECTRIC – 4.08%
Alliant Energy Corp.	970,994	37,558,048
Black Hills Corp.	345,436	10,584,159
Cleco Corp.	534,010	18,231,101
DPL Inc.	1,032,416	31,117,018
Great Plains Energy Inc.	1,190,695	22,980,414
Hawaiian Electric Industries Inc.	839,920	20,393,258
IDACORP Inc.	435,787	16,464,033
MDU Resources Group Inc.	1,652,477	31,711,034
NSTAR	906,452	40,618,114
NV Energy Inc.	2,065,661	30,385,873
OGE Energy Corp.	857,314	40,971,036
PNM Resources Inc.	759,253	12,474,527
Westar Energy Inc.	1,013,798	26,784,543

		340,273,158

ELECTRICAL COMPONENTS & EQUIPMENT – 1.48%
AMETEK Inc.	1,413,116	46,590,434

Security	Shares	Value
Energizer Holdings Inc.(a)(b)	601,752	$39,980,403
General Cable Corp.(a)(b)	457,174	10,675,013
Hubbell Inc. Class B	524,726	25,994,926

		123,240,776

ELECTRONICS – 2.89%
Arrow Electronics Inc.(a)(b)	1,005,917	27,944,374
Avnet Inc.(a)	1,337,409	34,879,627
Gentex Corp.	1,252,719	30,127,892
Itron Inc.(a)(b)	356,747	10,524,036
Mettler-Toledo International Inc.(a)(b)	278,998	39,048,560
National Instruments Corp.	811,024	18,540,009
Thomas & Betts Corp.(a)	459,887	18,354,090
Trimble Navigation Ltd.(a)	1,074,383	36,045,550
Vishay Intertechnology Inc.(a)(b)	1,375,411	11,498,436
Woodward Inc.	524,380	14,368,012

		241,330,586

ENGINEERING & CONSTRUCTION – 1.08%
AECOM Technology Corp.(a)	1,047,242	18,504,766
Granite Construction Inc.	305,397	5,732,302
KBR Inc.	1,319,803	31,186,945
Shaw Group Inc. (The)(a)	633,532	13,772,986
URS Corp.(a)	696,507	20,658,397

		89,855,396

ENTERTAINMENT – 0.37%
Bally Technologies Inc.(a)(b)	388,000	10,468,240
DreamWorks Animation SKG Inc. Class A(a)(b)	621,212	11,293,634
International Speedway Corp. Class A	250,229	5,715,231
Scientific Games Corp. Class A(a)	509,892	3,630,431

		31,107,536

ENVIRONMENTAL CONTROL – 0.74%
Clean Harbors Inc.(a)(b)	412,923	21,182,950
Mine Safety Appliances Co.	269,782	7,273,323
Waste Connections Inc.	989,354	33,459,952

		61,916,225

FOOD – 1.59%
Corn Products International Inc.	671,720	26,358,293
Flowers Foods Inc.	991,426	19,293,150
Ralcorp Holdings Inc.(a)	482,547	37,016,180
Ruddick Corp.	430,847	16,798,725
Smithfield Foods Inc.(a)	1,444,467	28,167,106
Tootsie Roll Industries Inc.(b)	216,956	5,232,979

		132,866,433

FOREST PRODUCTS & PAPER – 1.68%
Domtar Corp.	350,881	23,919,558
Louisiana-Pacific Corp.(a)(b)	1,154,801	5,889,485
Potlatch Corp.(b)	351,690	11,085,269
Rayonier Inc.(b)	1,065,948	39,216,227
Rock-Tenn Co. Class A	623,306	30,342,536
Temple-Inland Inc.	951,029	29,833,779

		140,286,854

2

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

September 30, 2011

Security	Shares	Value
GAS – 2.65%
AGL Resources Inc.	686,824	$27,981,210
Atmos Energy Corp.	790,356	25,647,052
Energen Corp.	630,961	25,799,995
National Fuel Gas Co.	724,035	35,246,024
Southern Union Co.	1,091,712	44,290,756
UGI Corp.	978,728	25,711,185
Vectren Corp.	715,402	19,373,086
WGL Holdings Inc.	448,844	17,536,335

		221,585,643

HAND & MACHINE TOOLS – 0.73%
Kennametal Inc.	711,298	23,287,897
Lincoln Electric Holdings Inc.	737,034	21,381,356
Regal Beloit Corp.	363,981	16,517,458

		61,186,711

HEALTH CARE – PRODUCTS – 3.99%
Cooper Companies Inc. (The)	417,810	33,069,661
Gen-Probe Inc.(a)	421,798	24,147,935
Henry Schein Inc.(a)	808,678	50,146,123
Hill-Rom Holdings Inc.	552,390	16,582,748
Hologic Inc.(a)	2,294,313	34,896,501
IDEXX Laboratories Inc.(a)(b)	497,521	34,314,023
Kinetic Concepts Inc.(a)	545,258	35,927,050
Masimo Corp.	525,137	11,369,216
ResMed Inc.(a)(b)	1,325,859	38,171,481
Steris Corp.	519,816	15,215,014
TECHNE Corp.	324,604	22,076,318
Thoratec Corp.(a)(b)	523,681	17,092,948

		333,009,018

HEALTH CARE – SERVICES – 2.37%
AMERIGROUP Corp.(a)(b)	435,322	16,981,911
Community Health Systems Inc.(a)	816,220	13,581,901
Covance Inc.(a)	531,775	24,169,174
Health Management Associates Inc. Class A(a)	2,221,908	15,375,603
Health Net Inc.(a)	779,033	18,470,872
Kindred Healthcare Inc.(a)	455,802	3,929,013
LifePoint Hospitals Inc.(a)	455,769	16,699,376
Lincare Holdings Inc.	818,958	18,426,555
MEDNAX Inc.(a)(b)	426,900	26,741,016
Universal Health Services Inc. Class B	855,848	29,098,832
WellCare Health Plans Inc.(a)(b)	374,728	14,232,170

		197,706,423

HOME BUILDERS – 0.83%
KB Home(b)	627,691	3,678,269
M.D.C. Holdings Inc.	327,671	5,550,747
NVR Inc.(a)	47,540	28,713,209
Ryland Group Inc.	388,298	4,135,374
Thor Industries Inc.	391,524	8,672,256
Toll Brothers Inc.(a)	1,287,434	18,577,673

		69,327,528

HOUSEHOLD PRODUCTS & WARES – 1.74%
American Greetings Corp. Class A(b)	355,471	6,576,213
Church & Dwight Co. Inc.	1,256,146	55,521,653

Security	Shares	Value
Fossil Inc.(a)	463,813	$37,596,682
Scotts Miracle-Gro Co. (The) Class A(b)	391,211	17,448,011
Tupperware Brands Corp.	530,532	28,510,790

		145,653,349

INSURANCE – 4.19%
American Financial Group Inc.	686,143	21,318,463
Arthur J. Gallagher & Co.	985,096	25,908,025
Aspen Insurance Holdings Ltd.	620,595	14,298,509
Brown & Brown Inc.	1,014,989	18,066,804
Everest Re Group Ltd.	475,530	37,747,571
Fidelity National Financial Inc. Class A	1,956,269	29,696,163
First American Financial Corp.	923,490	11,820,672
Hanover Insurance Group Inc. (The)	398,264	14,138,372
HCC Insurance Holdings Inc.	962,923	26,047,067
Kemper Corp.	438,807	10,513,816
Mercury General Corp.	317,357	12,170,641
Old Republic International Corp.	2,234,092	19,928,101
Protective Life Corp.	741,038	11,582,424
Reinsurance Group of America Inc.	648,549	29,800,827
StanCorp Financial Group Inc.	389,535	10,739,480
Transatlantic Holdings Inc.	546,976	26,539,275
W.R. Berkley Corp.	993,562	29,498,856

		349,815,066

INTERNET – 1.55%
AOL Inc.(a)	937,760	11,253,120
Digital River Inc.(a)(b)	346,840	7,189,993
Equinix Inc.(a)(b)	411,665	36,568,202
Rackspace Hosting Inc.(a)(b)	901,820	30,788,135
TIBCO Software Inc.(a)(b)	1,424,021	31,883,830
ValueClick Inc.(a)(b)	725,220	11,284,423

		128,967,703

INVESTMENT COMPANIES – 0.15%
Apollo Investment Corp.	1,722,061	12,949,899

		12,949,899

IRON & STEEL – 0.70%
Carpenter Technology Corp.	386,543	17,351,915
Reliance Steel & Aluminum Co.	655,399	22,290,120
Steel Dynamics Inc.	1,912,579	18,972,784

		58,614,819

LEISURE TIME – 0.63%
Life Time Fitness Inc.(a)(b)	370,748	13,662,064
Polaris Industries Inc.	605,116	30,237,646
WMS Industries Inc.(a)	488,498	8,592,680

		52,492,390

MACHINERY – 2.00%
AGCO Corp.(a)	844,441	29,192,325
Gardner Denver Inc.	458,029	29,107,743
Graco Inc.	532,590	18,182,623
IDEX Corp.	727,260	22,661,422
Nordson Corp.	521,760	20,734,742
Terex Corp.(a)	960,413	9,853,837
Wabtec Corp.	422,387	22,331,601

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

September 30, 2011

Security	Shares	Value
Zebra Technologies Corp. Class A(a)	471,688	$14,594,027

		166,658,320

MANUFACTURING – 2.81%
Acuity Brands Inc.	380,159	13,700,930
AptarGroup Inc.	584,541	26,111,446
Brink’s Co. (The)	409,758	9,551,459
Carlisle Companies Inc.	539,153	17,188,198
Crane Co.	427,327	15,251,301
Donaldson Co. Inc.	660,543	36,197,756
Eastman Kodak Co.(a)(b)	2,356,549	1,838,344
Harsco Corp.	707,937	13,726,898
Lancaster Colony Corp.	174,607	10,652,773
Matthews International Corp. Class A	256,328	7,884,649
Pentair Inc.	864,554	27,674,374
SPX Corp.	447,145	20,260,140
Teleflex Inc.	356,206	19,153,197
Trinity Industries Inc.	701,209	15,012,885

		234,204,350

MEDIA – 0.65%
AMC Networks Inc. Class A(a)(b)	502,504	16,055,003
John Wiley & Sons Inc. Class A	415,418	18,452,867
Meredith Corp.(b)	327,527	7,415,211
New York Times Co. (The) Class A(a)(b)	1,063,111	6,176,675
Scholastic Corp.	220,988	6,194,294

		54,294,050

METAL FABRICATE & HARDWARE – 0.67%
Commercial Metals Co.	1,012,519	9,629,056
Timken Co. (The)	738,909	24,250,993
Valmont Industries Inc.	196,869	15,343,970
Worthington Industries Inc.	484,045	6,762,109

		55,986,128

MINING – 0.23%
Compass Minerals International Inc.	287,795	19,218,950

		19,218,950

OFFICE FURNISHINGS – 0.20%
Herman Miller Inc.	509,041	9,091,472
HNI Corp.(b)	391,387	7,487,234

		16,578,706

OIL & GAS – 3.12%
Atwood Oceanics Inc.(a)(b)	495,119	17,012,289
Bill Barrett Corp.(a)(b)	416,509	15,094,286
Cimarex Energy Co.	748,839	41,710,332
Comstock Resources Inc.(a)(b)	416,777	6,443,373
Forest Oil Corp.(a)(b)	1,003,593	14,451,739
HollyFrontier Corp.	1,838,313	48,200,567
Northern Oil and Gas Inc.(a)(b)	552,438	10,711,773
Patterson-UTI Energy Inc.	1,361,991	23,616,924
Plains Exploration & Production Co.(a)	1,234,220	28,029,136
Quicksilver Resources Inc.(a)(b)	1,048,443	7,947,198
SM Energy Co.	557,819	33,831,722
Unit Corp.(a)	362,755	13,392,915

		260,442,254

Security	Shares	Value
OIL & GAS SERVICES – 2.08%
CARBO Ceramics Inc.	174,242	$17,865,032
Dresser-Rand Group Inc.(a)(b)	698,475	28,309,192
Dril-Quip Inc.(a)(b)	302,021	16,281,952
Exterran Holdings Inc.(a)(b)	560,379	5,446,884
Helix Energy Solutions Group Inc.(a)(b)	929,111	12,171,354
Oceaneering International Inc.	949,926	33,570,385
Oil States International Inc.(a)	449,330	22,879,884
Superior Energy Services Inc.(a)	698,219	18,321,266
Tidewater Inc.(b)	454,124	19,095,914

		173,941,863

PACKAGING & CONTAINERS – 0.87%
Greif Inc. Class A	269,237	11,547,575
Packaging Corp. of America	872,780	20,335,774
Silgan Holdings Inc.	436,364	16,032,013
Sonoco Products Co.	874,503	24,687,220

		72,602,582

PHARMACEUTICALS – 2.49%
Catalyst Health Solutions Inc.(a)(b)	436,592	25,186,993
Endo Pharmaceuticals Holdings Inc.(a)	1,020,542	28,564,971
Medicis Pharmaceutical Corp. Class A	554,396	20,224,366
Omnicare Inc.	1,013,774	25,780,273
Perrigo Co.(b)	812,158	78,868,663
United Therapeutics Corp.(a)	455,070	17,060,574
VCA Antech Inc.(a)	758,951	12,128,037

		207,813,877

PIPELINES – 0.33%
Questar Corp.	1,553,833	27,518,382

		27,518,382

REAL ESTATE – 0.24%
Jones Lang LaSalle Inc.	380,292	19,702,929

		19,702,929

REAL ESTATE INVESTMENT TRUSTS – 7.82%
Alexandria Real Estate Equities Inc.	542,065	33,277,370
American Campus Communities Inc.(b)	608,741	22,651,253
BRE Properties Inc. Class A	654,225	27,699,886
Camden Property Trust(b)	622,960	34,424,770
Corporate Office Properties Trust	629,860	13,718,351
Cousins Properties Inc.	905,203	5,295,438
Duke Realty Corp.(b)	2,213,029	23,236,804
Equity One Inc.	522,651	8,289,245
Essex Property Trust Inc.	286,414	34,381,137
Federal Realty Investment Trust	549,637	45,295,585
Highwoods Properties Inc.(b)	634,387	17,927,777
Home Properties Inc.	411,187	23,338,974
Hospitality Properties Trust(b)	1,080,800	22,945,384
Liberty Property Trust(b)	1,012,430	29,471,837
Macerich Co. (The)	1,154,337	49,209,386
Mack-Cali Realty Corp.	761,676	20,374,833
Omega Healthcare Investors Inc.	903,244	14,388,677
Realty Income Corp.(b)	1,110,000	35,786,400
Regency Centers Corp.	786,985	27,804,180
Senior Housing Properties Trust	1,342,523	28,917,945

4

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

September 30, 2011

Security	Shares	Value
SL Green Realty Corp.	747,936	$43,492,478
Taubman Centers Inc.	506,768	25,495,498
UDR Inc.	1,917,290	42,448,801
Weingarten Realty Investors(b)	1,057,839	22,394,452

		652,266,461

RETAIL – 6.95%
99 Cents Only Stores(a)(b)	413,234	7,611,770
Advance Auto Parts Inc.	645,128	37,481,937
Aeropostale Inc.(a)(b)	705,879	7,630,552
American Eagle Outfitters Inc.	1,705,215	19,985,120
ANN Inc.(a)(b)	457,594	10,451,447
Ascena Retail Group Inc.(a)	601,964	16,295,165
Barnes & Noble Inc.(b)	359,488	4,252,743
Bob Evans Farms Inc.	265,230	7,564,360
Brinker International Inc.(b)	724,693	15,160,578
Cheesecake Factory Inc. (The)(a)(b)	493,325	12,160,461
Chico’s FAS Inc.	1,509,795	17,256,957
Collective Brands Inc.(a)(b)	531,209	6,884,469
Copart Inc.(a)	493,365	19,300,439
Dick’s Sporting Goods Inc.(a)	842,935	28,204,605
Dollar Tree Inc.(a)	1,067,831	80,204,786
Foot Locker Inc.	1,338,909	26,898,682
J. Crew Group Inc. Escrow(a)(c)	581,753	58
MSC Industrial Direct Co. Inc. Class A	408,759	23,078,533
Office Depot Inc.(a)(b)	2,458,089	5,063,663
Panera Bread Co. Class A(a)(b)	266,350	27,684,419
PetSmart Inc.	986,665	42,081,262
PVH Corp.	591,257	34,434,808
RadioShack Corp.	873,943	10,155,218
Regis Corp.	504,538	7,108,940
Saks Inc.(a)(b)	1,400,837	12,257,324
Tractor Supply Co.	624,896	39,087,245
Under Armour Inc. Class A(a)(b)	320,448	21,280,952
Wendy’s Co. (The)	2,636,777	12,102,806
Williams-Sonoma Inc.	914,861	28,168,570

		579,847,869

SAVINGS & LOANS – 1.04%
Astoria Financial Corp.	737,118	5,668,438
First Niagara Financial Group Inc.	2,581,414	23,619,938
New York Community Bancorp Inc.	3,828,041	45,553,688
Washington Federal Inc.	965,518	12,300,699

		87,142,763

SEMICONDUCTORS – 3.74%
Atmel Corp.(a)	4,074,744	32,883,184
Cree Inc.(a)(b)	1,012,819	26,313,038
Cypress Semiconductor Corp.(a)	1,505,235	22,533,368
Fairchild Semiconductor International Inc.(a)	1,119,735	12,093,138
Integrated Device Technology Inc.(a)(b)	1,282,210	6,603,381
International Rectifier Corp.(a)	612,855	11,411,360
Intersil Corp. Class A	1,101,615	11,335,618
Lam Research Corp.(a)	1,083,244	41,141,607
QLogic Corp.(a)(b)	909,781	11,536,023
Rovi Corp.(a)(b)	973,661	41,847,950
Semtech Corp.(a)(b)	573,066	12,091,693
Silicon Laboratories Inc.(a)(b)	387,645	12,989,984
Skyworks Solutions Inc.(a)	1,630,485	29,250,901
Varian Semiconductor Equipment Associates Inc.(a)	659,906	40,353,252

		312,384,497

Security	Shares	Value
SHIPBUILDING – 0.12%
Huntington Ingalls Industries Inc.(a)	427,618	$10,403,946

		10,403,946

SOFTWARE – 4.16%
ACI Worldwide Inc.(a)(b)	292,836	8,064,703
Acxiom Corp.(a)	712,887	7,585,118
Advent Software Inc.(a)	288,098	6,006,843
Allscripts Healthcare Solutions Inc.(a)	1,645,271	29,647,783
ANSYS Inc.(a)(b)	807,117	39,581,018
Broadridge Financial Solutions Inc.	1,081,527	21,781,954
Concur Technologies Inc.(a)(b)	406,750	15,139,235
Fair Isaac Corp.	338,591	7,391,441
Global Payments Inc.	703,104	28,398,371
Informatica Corp.(a)	933,478	38,225,924
ManTech International Corp. Class A	203,270	6,378,613
MSCI Inc. Class A(a)	1,054,386	31,979,527
Parametric Technology Corp.(a)(b)	1,028,975	15,825,635
Quest Software Inc.(a)	512,052	8,131,386
SEI Investments Co.	1,309,762	20,144,140
Solera Holdings Inc.	620,124	31,316,262
VeriFone Systems Inc.(a)	907,891	31,794,343

		347,392,296

TELECOMMUNICATIONS – 1.61%
ADTRAN Inc.	564,663	14,940,983
Ciena Corp.(a)(b)	849,081	9,509,707
NeuStar Inc. Class A(a)(b)	618,857	15,558,065
Plantronics Inc.	408,760	11,629,222
Polycom Inc.(a)	1,548,203	28,440,489
RF Micro Devices Inc.(a)(b)	2,422,988	15,361,744
Telephone and Data Systems Inc.	805,257	17,111,711
tw telecom inc.(a)	1,319,207	21,793,300

		134,345,221

TEXTILES – 0.26%
Mohawk Industries Inc.(a)	499,455	21,431,614

		21,431,614

TRANSPORTATION – 2.00%
Alexander & Baldwin Inc.	365,635	13,356,647
Con-way Inc.	485,980	10,754,737
J.B. Hunt Transport Services Inc.	810,155	29,262,799
Kansas City Southern Industries Inc.(a)	960,983	48,010,711
Kirby Corp.(a)(b)	487,141	25,643,102
Landstar System Inc.	418,149	16,541,974
Overseas Shipholding Group Inc.(b)	229,695	3,156,009
UTi Worldwide Inc.	900,713	11,745,298
Werner Enterprises Inc.	388,674	8,096,079

		166,567,356

TRUCKING & LEASING – 0.15%
GATX Corp.	408,604	12,662,638

		12,662,638

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

September 30, 2011

Security	Shares	Value
WATER – 0.31%
Aqua America Inc.	1,211,592	$26,134,039

		26,134,039

TOTAL COMMON STOCKS (Cost: $9,161,832,914)		8,339,352,246

SHORT-TERM INVESTMENTS – 13.82%

MONEY MARKET FUNDS – 13.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	1,056,408,460	1,056,408,460
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	89,481,136	89,481,136
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	7,602,125	7,602,125

		1,153,491,721

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,153,491,721)		1,153,491,721

TOTAL INVESTMENTS IN SECURITIES – 113.74% (Cost: $10,315,324,635)		9,492,843,967

SHORT POSITIONS(g) – (0.04)%

COMMON STOCKS – (0.04)%
Lone Pine Resources Inc.(a)	(561,920)	(3,708,672)

TOTAL SHORT POSITIONS (Proceeds: $3,725,710)		(3,708,672)

Other Assets, Less Liabilities – (13.70)%		(1,143,181,633)

NET ASSETS – 100.00%		$8,345,953,662

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

6

Schedule of Investments (Unaudited)

iShares® S&P MidCap 400 Growth Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.94%

ADVERTISING – 0.21%
Lamar Advertising Co. Class A(a)(b)	295,267	$5,028,397

		5,028,397

AEROSPACE & DEFENSE – 1.08%
BE Aerospace Inc.(a)	520,317	17,227,696
Triumph Group Inc.	192,865	9,400,240

		26,627,936

AIRLINES – 0.25%
Alaska Air Group Inc.(a)	107,244	6,036,765

		6,036,765

APPAREL – 1.71%
Deckers Outdoor Corp.(a)	194,270	18,117,620
Guess? Inc.	336,827	9,596,201
Hanesbrands Inc.(a)	176,327	4,409,938
Warnaco Group Inc. (The)(a)	216,883	9,996,138

		42,119,897

AUTO MANUFACTURERS – 0.16%
Oshkosh Corp.(a)	252,743	3,978,175

		3,978,175

AUTO PARTS & EQUIPMENT – 0.80%
BorgWarner Inc.(a)(b)	326,185	19,743,978

		19,743,978

BANKS – 0.34%
Bank of Hawaii Corp.	83,497	3,039,291
SVB Financial Group(a)	76,074	2,814,738
Westamerica Bancorp	62,085	2,379,097

		8,233,126

BEVERAGES – 3.83%
Green Mountain Coffee Roasters Inc.(a)(b)	648,586	60,279,583
Hansen Natural Corp.(a)	388,771	33,935,820

		94,215,403

BIOTECHNOLOGY – 1.24%
Bio-Rad Laboratories Inc. Class A(a)	57,481	5,217,550
Charles River Laboratories International Inc.(a)	116,348	3,329,880
Vertex Pharmaceuticals Inc.(a)	493,291	21,971,181

		30,518,611

BUILDING MATERIALS – 0.31%
Lennox International Inc.	106,876	2,755,263

Security	Shares	Value
Martin Marietta Materials Inc.(b)	78,361	$4,953,983

		7,709,246

CHEMICALS – 1.37%
Albemarle Corp.	462,733	18,694,413
Intrepid Potash Inc.(a)(b)	265,880	6,612,436
NewMarket Corp.	55,069	8,363,329

		33,670,178

COAL – 0.37%
Arch Coal Inc.	495,201	7,220,030
Patriot Coal Corp.(a)	231,206	1,956,003

		9,176,033

COMMERCIAL SERVICES – 4.60%
Alliance Data Systems Corp.(a)(b)	256,818	23,807,029
Corporate Executive Board Co. (The)	100,829	3,004,704
Corrections Corp. of America(a)	308,565	7,001,340
Deluxe Corp.	100,739	1,873,745
FTI Consulting Inc.(a)(b)	110,858	4,080,683
Gartner Inc.(a)	486,879	16,977,471
ITT Educational Services Inc.(a)(b)	102,344	5,892,967
Lender Processing Services Inc.	426,001	5,831,954
Pharmaceutical Product Development Inc.	224,086	5,750,047
Rollins Inc.	326,318	6,105,410
Service Corp. International	621,615	5,693,993
Sotheby’s	340,751	9,394,505
Strayer Education Inc.(b)	60,571	4,643,979
Towers Watson & Co. Class A	106,227	6,350,250
United Rentals Inc.(a)	129,979	2,188,846
Valassis Communications Inc.(a)(b)	237,560	4,451,874

		113,048,797

COMPUTERS – 3.56%
Cadence Design Systems Inc.(a)	624,866	5,773,762
DST Systems Inc.	88,994	3,900,607
FactSet Research Systems Inc.	231,158	20,566,127
Jack Henry & Associates Inc.	435,793	12,629,281
Mentor Graphics Corp.(a)	165,822	1,595,208
MICROS Systems Inc.(a)	407,550	17,895,521
Riverbed Technology Inc.(a)	783,848	15,645,606
Synopsys Inc.(a)	384,954	9,377,479

		87,383,591

DISTRIBUTION & WHOLESALE – 0.83%
LKQ Corp.(a)(b)	738,579	17,844,069
Watsco Inc.	51,255	2,619,130

		20,463,199

DIVERSIFIED FINANCIAL SERVICES – 1.46%
Affiliated Managers Group Inc.(a)	149,669	11,681,666
Eaton Vance Corp.	360,572	8,029,938
Greenhill & Co. Inc.(b)	72,402	2,069,973
Jefferies Group Inc.	267,486	3,319,501
Waddell & Reed Financial Inc. Class A	434,151	10,858,117

		35,959,195

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Growth Index Fund

September 30, 2011

Security	Shares	Value
ELECTRIC – 0.47%
Black Hills Corp.	99,213	$3,039,887
DPL Inc.	285,323	8,599,635

		11,639,522

ELECTRICAL COMPONENTS & EQUIPMENT – 1.51%
AMETEK Inc.	513,120	16,917,566
Energizer Holdings Inc.(a)	149,144	9,909,127
General Cable Corp.(a)	97,857	2,284,961
Hubbell Inc. Class B	160,455	7,948,941

		37,060,595

ELECTRONICS – 3.32%
Gentex Corp.	721,876	17,361,118
Itron Inc.(a)	143,650	4,237,675
Mettler-Toledo International Inc.(a)	160,816	22,507,807
National Instruments Corp.	247,334	5,654,055
Thomas & Betts Corp.(a)	167,135	6,670,358
Trimble Navigation Ltd.(a)	390,225	13,092,049
Vishay Intertechnology Inc.(a)	459,366	3,840,300
Woodward Inc.	301,644	8,265,045

		81,628,407

ENTERTAINMENT – 0.51%
Bally Technologies Inc.(a)(b)	223,918	6,041,308
DreamWorks Animation SKG Inc. Class A(a)(b)	358,506	6,517,639

		12,558,947

ENVIRONMENTAL CONTROL – 0.68%
Clean Harbors Inc.(a)(b)	102,355	5,250,811
Waste Connections Inc.	336,396	11,376,913

		16,627,724

FOOD – 0.63%
Corn Products International Inc.	212,666	8,345,014
Flowers Foods Inc.	302,904	5,894,512
Tootsie Roll Industries Inc.	54,328	1,310,391

		15,549,917

FOREST PRODUCTS & PAPER – 1.30%
Domtar Corp.	141,517	9,647,214
Potlatch Corp.(b)	67,288	2,120,918
Rayonier Inc.	294,949	10,851,174
Rock-Tenn Co. Class A	193,902	9,439,149

		32,058,455

GAS – 0.43%
National Fuel Gas Co.	216,988	10,562,976

		10,562,976

HAND & MACHINE TOOLS – 0.51%
Kennametal Inc.	135,205	4,426,612
Lincoln Electric Holdings Inc.	148,613	4,311,263

Security	Shares	Value
Regal Beloit Corp.	85,795	$3,893,377

		12,631,252

HEALTH CARE – PRODUCTS – 5.99%
Cooper Companies Inc. (The)	240,770	19,056,946
Gen-Probe Inc.(a)	243,032	13,913,582
Henry Schein Inc.(a)(b)	251,715	15,608,847
Hill-Rom Holdings Inc.	124,100	3,725,482
Hologic Inc.(a)	450,163	6,846,979
IDEXX Laboratories Inc.(a)	286,711	19,774,458
Kinetic Concepts Inc.(a)	314,224	20,704,219
Masimo Corp.	181,211	3,923,218
ResMed Inc.(a)(b)	764,281	22,003,650
Steris Corp.	149,385	4,372,499
TECHNE Corp.	108,660	7,389,967
Thoratec Corp.(a)	301,225	9,831,984

		147,151,831

HEALTH CARE – SERVICES – 2.83%
AMERIGROUP Corp.(a)(b)	152,922	5,965,487
Covance Inc.(a)	171,338	7,787,312
Health Management Associates Inc. Class A(a)	1,280,720	8,862,582
Lincare Holdings Inc.	471,195	10,601,888
MEDNAX Inc.(a)(b)	245,984	15,408,438
Universal Health Services Inc. Class B	493,168	16,767,712
WellCare Health Plans Inc.(a)(b)	109,827	4,171,229

		69,564,648

HOUSEHOLD PRODUCTS & WARES – 2.41%
Church & Dwight Co. Inc.	362,069	16,003,450
Fossil Inc.(a)	267,336	21,670,256
Scotts Miracle-Gro Co. (The) Class A	114,824	5,121,150
Tupperware Brands Corp.	305,712	16,428,963

		59,223,819

INSURANCE – 0.60%
Arthur J. Gallagher & Co.	244,369	6,426,904
Aspen Insurance Holdings Ltd.	156,968	3,616,543
Brown & Brown Inc.	268,350	4,776,630

		14,820,077

INTERNET – 2.67%
Digital River Inc.(a)	200,078	4,147,617
Equinix Inc.(a)	237,236	21,073,674
Rackspace Hosting Inc.(a)	519,668	17,741,466
TIBCO Software Inc.(a)	820,603	18,373,301
ValueClick Inc.(a)(b)	271,454	4,223,824

		65,559,882

IRON & STEEL – 0.15%
Carpenter Technology Corp.	82,332	3,695,884

		3,695,884

LEISURE TIME – 1.23%
Life Time Fitness Inc.(a)(b)	213,224	7,857,304
Polaris Industries Inc.	348,695	17,424,289

8

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Growth Index Fund

September 30, 2011

Security	Shares	Value
WMS Industries Inc.(a)	281,154	$4,945,499

		30,227,092

MACHINERY – 2.47%
AGCO Corp.(a)	252,876	8,741,923
Gardner Denver Inc.	263,933	16,772,942
Graco Inc.	147,355	5,030,700
IDEX Corp.	235,018	7,323,161
Nordson Corp.	174,718	6,943,293
Wabtec Corp.	141,397	7,475,660
Zebra Technologies Corp. Class A(a)	271,332	8,395,012

		60,682,691

MANUFACTURING – 1.49%
Acuity Brands Inc.	80,638	2,906,193
AptarGroup Inc.	178,744	7,984,494
Crane Co.	145,166	5,180,975
Donaldson Co. Inc.	205,651	11,269,675
Lancaster Colony Corp.	57,285	3,494,958
SPX Corp.	126,402	5,727,275

		36,563,570

MEDIA – 0.71%
AMC Networks Inc. Class A(a)	289,044	9,234,956
John Wiley & Sons Inc. Class A	143,926	6,393,193
Meredith Corp.	79,596	1,802,053

		17,430,202

METAL FABRICATE & HARDWARE – 0.52%
Timken Co. (The)	208,862	6,854,851
Valmont Industries Inc.	75,994	5,922,972

		12,777,823

MINING – 0.45%
Compass Minerals International Inc.	165,964	11,083,076

		11,083,076

OFFICE FURNISHINGS – 0.08%
Herman Miller Inc.	106,203	1,896,786

		1,896,786

OIL & GAS – 2.37%
Atwood Oceanics Inc.(a)	284,885	9,788,649
Bill Barrett Corp.(a)(b)	239,678	8,685,931
Cimarex Energy Co.	250,334	13,943,604
Forest Oil Corp.(a)	256,087	3,687,653
Northern Oil and Gas Inc.(a)(b)	318,755	6,180,659
Quicksilver Resources Inc.(a)(b)	604,114	4,579,184
SM Energy Co.	186,460	11,308,799

		58,174,479

OIL & GAS SERVICES – 3.22%
CARBO Ceramics Inc.	100,478	10,302,009
Dresser-Rand Group Inc.(a)(b)	402,483	16,312,636
Dril-Quip Inc.(a)(b)	173,740	9,366,324
Oceaneering International Inc.	547,423	19,345,929

Security	Shares	Value
Oil States International Inc.(a)	258,915	$13,183,952
Superior Energy Services Inc.(a)	402,626	10,564,906

		79,075,756

PACKAGING & CONTAINERS – 0.42%
Packaging Corp. of America	251,546	5,861,022
Silgan Holdings Inc.	123,036	4,520,342

		10,381,364

PHARMACEUTICALS – 4.13%
Catalyst Health Solutions Inc.(a)(b)	251,560	14,512,496
Endo Pharmaceuticals Holdings Inc.(a)	588,061	16,459,827
Medicis Pharmaceutical Corp. Class A	319,592	11,658,716
Perrigo Co.	468,031	45,450,491
United Therapeutics Corp.(a)	261,769	9,813,720
VCA Antech Inc.(a)	218,063	3,484,647

		101,379,897

REAL ESTATE – 0.46%
Jones Lang LaSalle Inc.	219,091	11,351,105

		11,351,105

REAL ESTATE INVESTMENT TRUSTS – 8.28%
Alexandria Real Estate Equities Inc.	127,902	7,851,904
American Campus Communities Inc.(b)	182,314	6,783,904
BRE Properties Inc. Class A	188,244	7,970,251
Camden Property Trust	175,886	9,719,460
Corporate Office Properties Trust	362,293	7,890,742
Duke Realty Corp.	446,279	4,685,929
Essex Property Trust Inc.	84,180	10,104,967
Federal Realty Investment Trust	171,068	14,097,714
Highwoods Properties Inc.	150,315	4,247,902
Home Properties Inc.	137,999	7,832,823
Liberty Property Trust(b)	233,685	6,802,570
Macerich Co. (The)(b)	665,344	28,363,615
Mack-Cali Realty Corp.	144,743	3,871,875
Omega Healthcare Investors Inc.	270,300	4,305,879
Realty Income Corp.	409,562	13,204,279
Regency Centers Corp.	190,704	6,737,572
Senior Housing Properties Trust	348,716	7,511,343
SL Green Realty Corp.	431,063	25,066,313
Taubman Centers Inc.	216,086	10,871,287
UDR Inc.	508,333	11,254,493
Weingarten Realty Investors	201,042	4,256,059

		203,430,881

RETAIL – 10.66%
99 Cents Only Stores(a)(b)	119,892	2,208,411
Advance Auto Parts Inc.	371,899	21,607,332
Aeropostale Inc.(a)	407,169	4,401,497
American Eagle Outfitters Inc.	422,813	4,955,368
ANN Inc.(a)	263,668	6,022,177
Ascena Retail Group Inc.(a)	346,327	9,375,072
Brinker International Inc.(b)	204,254	4,272,994
Cheesecake Factory Inc. (The)(a)	284,646	7,016,524
Chico’s FAS Inc.	868,570	9,927,755
Copart Inc.(a)	284,559	11,131,948
Dick’s Sporting Goods Inc.(a)	485,729	16,252,492
Dollar Tree Inc.(a)(b)	615,374	46,220,741

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Growth Index Fund

September 30, 2011

Security	Shares	Value
J. Crew Group Inc. Escrow(a)(c)	361,849	$36
MSC Industrial Direct Co. Inc. Class A	134,453	7,591,217
Panera Bread Co. Class A(a)	153,478	15,952,503
PetSmart Inc.	568,644	24,252,667
PVH Corp.	340,734	19,844,348
Tractor Supply Co.	360,161	22,528,071
Under Armour Inc. Class A(a)(b)	184,635	12,261,610
Williams-Sonoma Inc.	527,175	16,231,718

		262,054,481

SEMICONDUCTORS – 5.69%
Atmel Corp.(a)(b)	2,348,149	18,949,562
Cree Inc.(a)(b)	583,599	15,161,902
Cypress Semiconductor Corp.(a)	867,247	12,982,688
Fairchild Semiconductor International Inc.(a)	366,813	3,961,580
International Rectifier Corp.(a)	162,021	3,016,831
Lam Research Corp.(a)	318,438	12,094,275
QLogic Corp.(a)(b)	524,338	6,648,606
Rovi Corp.(a)(b)	561,173	24,119,216
Semtech Corp.(a)(b)	330,229	6,967,832
Silicon Laboratories Inc.(a)(b)	223,260	7,481,443
Skyworks Solutions Inc.(a)	939,561	16,855,724
Varian Semiconductor Equipment Associates Inc.(a)	190,202	11,630,852

		139,870,511

SHIPBUILDING – 0.15%
Huntington Ingalls Industries Inc.(a)	147,459	3,587,677

		3,587,677

SOFTWARE – 7.19%
ACI Worldwide Inc.(a)	168,813	4,649,110
Acxiom Corp.(a)	181,538	1,931,564
Advent Software Inc.(a)	165,845	3,457,868
Allscripts Healthcare Solutions Inc.(a)	948,075	17,084,312
ANSYS Inc.(a)	465,202	22,813,506
Broadridge Financial Solutions Inc.	318,198	6,408,508
Concur Technologies Inc.(a)(b)	234,549	8,729,914
Fair Isaac Corp.	70,556	1,540,237
Global Payments Inc.	405,209	16,366,392
Informatica Corp.(a)	538,077	22,034,253
ManTech International Corp. Class A(b)	59,896	1,879,536
MSCI Inc. Class A(a)	607,607	18,428,720
Parametric Technology Corp.(a)	301,771	4,641,238
Quest Software Inc.(a)	294,634	4,678,788
SEI Investments Co.	370,091	5,692,000
Solera Holdings Inc.	357,344	18,045,872
VeriFone Systems Inc.(a)	523,188	18,322,044

		176,703,862

TELECOMMUNICATIONS – 2.54%
ADTRAN Inc.	324,812	8,594,526
Ciena Corp.(a)	238,617	2,672,510
NeuStar Inc. Class A(a)(b)	356,694	8,967,287
Plantronics Inc.	150,696	4,287,301
Polycom Inc.(a)	892,118	16,388,208
RF Micro Devices Inc.(a)	1,393,453	8,834,492
tw telecom inc.(a)	760,194	12,558,405

		62,302,729

Security	Shares	Value
TRANSPORTATION – 1.44%
J.B. Hunt Transport Services Inc.	247,252	$8,930,742
Kansas City Southern Industries Inc.(a)	249,266	12,453,329
Kirby Corp.(a)(b)	157,018	8,265,428
Landstar System Inc.	86,498	3,421,861
UTi Worldwide Inc.	182,078	2,374,297

		35,445,657

WATER – 0.31%
Aqua America Inc.	356,633	7,692,574

		7,692,574

TOTAL COMMON STOCKS (Cost: $2,743,397,531)		2,456,358,676

SHORT-TERM INVESTMENTS – 13.87%

MONEY MARKET FUNDS – 13.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	312,785,587	312,785,587
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	26,493,928	26,493,928
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	1,707,488	1,707,488

		340,987,003

TOTAL SHORT-TERM INVESTMENTS (Cost: $340,987,003)		340,987,003

TOTAL INVESTMENTS IN SECURITIES – 113.81% (Cost: $3,084,384,534)		2,797,345,679

SHORT POSITIONS(g) – (0.04)%

COMMON STOCKS – (0.04)%
Lone Pine Resources Inc.(a)	(143,386)	(946,348)

TOTAL SHORT POSITIONS (Proceeds: $950,695)		(946,348)

Other Assets, Less Liabilities – (13.77)%		(338,402,225)

NET ASSETS – 100.00%		$2,457,997,106

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

10

Schedule of Investments (Unaudited)

iShares® S&P MidCap 400 Value Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 100.51%

AEROSPACE & DEFENSE – 0.73%
Alliant Techsystems Inc.	123,475	$6,730,622
Esterline Technologies Corp.(a)(b)	114,741	5,948,174

		12,678,796

AGRICULTURE – 0.18%
Universal Corp.	87,174	3,126,060

		3,126,060

AIRLINES – 0.36%
Alaska Air Group Inc.(a)(b)	55,408	3,118,916
JetBlue Airways Corp.(a)(b)	766,025	3,140,703

		6,259,619

APPAREL – 0.33%
Hanesbrands Inc.(a)(b)	233,026	5,827,980

		5,827,980

AUTO MANUFACTURERS – 0.14%
Oshkosh Corp.(a)	154,121	2,425,865

		2,425,865

AUTO PARTS & EQUIPMENT – 0.58%
BorgWarner Inc.(a)	168,339	10,189,560

		10,189,560

BANKS – 6.10%
Associated Banc-Corp	649,911	6,044,172
BancorpSouth Inc.(b)	272,823	2,395,386
Bank of Hawaii Corp.	114,873	4,181,377
Cathay General Bancorp	295,075	3,357,954
City National Corp.	175,426	6,624,086
Commerce Bancshares Inc.	289,551	10,061,897
Cullen/Frost Bankers Inc.	229,406	10,520,559
East West Bancorp Inc.	557,924	8,318,647
FirstMerit Corp.	409,620	4,653,283
Fulton Financial Corp.	748,873	5,728,879
Hancock Holding Co.	222,824	5,967,227
International Bancshares Corp.(b)	200,303	2,633,984
Prosperity Bancshares Inc.	175,762	5,743,902
SVB Financial Group(a)	105,377	3,898,949
Synovus Financial Corp.	2,970,143	3,178,053
TCF Financial Corp.	598,398	5,481,326
Trustmark Corp.	240,454	4,364,240
Valley National Bancorp	637,060	6,746,465
Webster Financial Corp.	275,751	4,218,990
Westamerica Bancorp	61,080	2,340,586

		106,459,962

Security	Shares	Value
BIOTECHNOLOGY – 1.39%
Bio-Rad Laboratories Inc. Class A(a)	30,979	$2,811,964
Charles River Laboratories International Inc.(a)	106,030	3,034,578
Vertex Pharmaceuticals Inc.(a)(b)	412,957	18,393,105

		24,239,647

BUILDING MATERIALS – 0.59%
Lennox International Inc.	119,606	3,083,443
Martin Marietta Materials Inc.(b)	112,980	7,142,595

		10,226,038

CHEMICALS – 3.46%
Ashland Inc.	292,200	12,897,708
Cabot Corp.	245,155	6,074,941
Cytec Industries Inc.	185,829	6,530,031
Minerals Technologies Inc.	67,831	3,342,033
Olin Corp.	300,569	5,413,248
RPM International Inc.	491,212	9,185,665
Sensient Technologies Corp.	187,713	6,110,058
Valspar Corp. (The)	350,063	10,925,466

		60,479,150

COAL – 0.44%
Arch Coal Inc.	431,229	6,287,319
Patriot Coal Corp.(a)(b)	171,453	1,450,492

		7,737,811

COMMERCIAL SERVICES – 3.90%
Aaron’s Inc.	294,741	7,442,210
Career Education Corp.(a)	226,173	2,951,558
Convergys Corp.(a)(b)	450,101	4,221,947
CoreLogic Inc.(a)	399,077	4,258,152
Corporate Executive Board Co. (The)	54,394	1,620,941
Corrections Corp. of America(a)(b)	172,871	3,922,443
Deluxe Corp.	116,980	2,175,828
FTI Consulting Inc.(a)(b)	73,358	2,700,308
Korn/Ferry International(a)(b)	176,613	2,152,912
Manpower Inc.	306,892	10,317,709
Pharmaceutical Product Development Inc.	260,366	6,680,992
Rent-A-Center Inc.	231,021	6,341,526
Service Corp. International	426,716	3,908,719
Towers Watson & Co. Class A	118,288	7,071,257
United Rentals Inc.(a)(b)	138,516	2,332,609

		68,099,111

COMPUTERS – 1.88%
Cadence Design Systems Inc.(a)	544,807	5,034,016
Diebold Inc.	240,619	6,619,429
DST Systems Inc.	66,389	2,909,830
Mentor Graphics Corp.(a)(b)	227,935	2,192,735
NCR Corp.(a)	589,225	9,952,010
Synopsys Inc.(a)	253,761	6,181,618

		32,889,638

DISTRIBUTION & WHOLESALE – 1.54%
Ingram Micro Inc. Class A(a)	589,780	9,513,151
Owens & Minor Inc.(b)	238,946	6,805,182

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

September 30, 2011

Security	Shares	Value
Tech Data Corp.(a)	162,643	$7,031,057
Watsco Inc.	68,035	3,476,589

		26,825,979

DIVERSIFIED FINANCIAL SERVICES – 1.51%
Affiliated Managers Group Inc.(a)	83,884	6,547,146
Eaton Vance Corp.	171,650	3,822,646
Greenhill & Co. Inc.(b)	55,916	1,598,638
Jefferies Group Inc.	354,162	4,395,150
Raymond James Financial Inc.	384,154	9,972,638

		26,336,218

ELECTRIC – 7.84%
Alliant Energy Corp.	415,582	16,074,712
Black Hills Corp.(b)	74,100	2,270,424
Cleco Corp.	228,791	7,810,925
DPL Inc.	229,849	6,927,649
Great Plains Energy Inc.	509,475	9,832,868
Hawaiian Electric Industries Inc.	359,203	8,721,449
IDACORP Inc.	186,289	7,037,998
MDU Resources Group Inc.	707,034	13,567,982
NSTAR	387,881	17,380,948
NV Energy Inc.	883,826	13,001,080
OGE Energy Corp.	366,861	17,532,287
PNM Resources Inc.	324,926	5,338,534
Westar Energy Inc.	433,775	11,460,335

		136,957,191

ELECTRICAL COMPONENTS & EQUIPMENT – 1.45%
AMETEK Inc.	223,871	7,381,027
Energizer Holdings Inc.(a)	146,824	9,754,986
General Cable Corp.(a)	123,371	2,880,713
Hubbell Inc. Class B	105,617	5,232,266

		25,248,992

ELECTRONICS – 2.44%
Arrow Electronics Inc.(a)	430,400	11,956,512
Avnet Inc.(a)	572,222	14,923,550
Itron Inc.(a)	45,978	1,356,351
National Instruments Corp.	163,109	3,728,672
Thomas & Betts Corp.(a)	72,974	2,912,392
Trimble Navigation Ltd.(a)	170,310	5,713,900
Vishay Intertechnology Inc.(a)	248,080	2,073,949

		42,665,326

ENGINEERING & CONSTRUCTION – 2.20%
AECOM Technology Corp.(a)(b)	447,543	7,908,085
Granite Construction Inc.	130,728	2,453,764
KBR Inc.	564,693	13,343,696
Shaw Group Inc. (The)(a)(b)	270,783	5,886,822
URS Corp.(a)	298,215	8,845,057

		38,437,424

ENTERTAINMENT – 0.23%
International Speedway Corp. Class A	107,114	2,446,484
Scientific Games Corp. Class A(a)	218,413	1,555,100

		4,001,584

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.81%
Clean Harbors Inc.(a)(b)	100,829	$5,172,528
Mine Safety Appliances Co.	115,470	3,113,071
Waste Connections Inc.	173,718	5,875,143

		14,160,742

FOOD – 2.59%
Corn Products International Inc.	129,462	5,080,089
Flowers Foods Inc.	199,635	3,884,897
Ralcorp Holdings Inc.(a)	206,462	15,837,700
Ruddick Corp.	184,158	7,180,320
Smithfield Foods Inc.(a)	618,046	12,051,897
Tootsie Roll Industries Inc.(b)	53,474	1,289,793

		45,324,696

FOREST PRODUCTS & PAPER – 2.08%
Domtar Corp.	45,131	3,076,580
Louisiana-Pacific Corp.(a)(b)	496,218	2,530,712
Potlatch Corp.(b)	101,052	3,185,159
Rayonier Inc.(b)	237,318	8,730,929
Rock-Tenn Co. Class A	122,776	5,976,736
Temple-Inland Inc.	406,914	12,764,892

		36,265,008

GAS – 4.98%
AGL Resources Inc.	293,872	11,972,345
Atmos Energy Corp.	338,173	10,973,714
Energen Corp.	269,971	11,039,114
National Fuel Gas Co.	148,790	7,243,097
Southern Union Co.	467,090	18,949,841
UGI Corp.	418,772	11,001,141
Vectren Corp.	306,412	8,297,637
WGL Holdings Inc.	192,226	7,510,270

		86,987,159

HAND & MACHINE TOOLS – 0.96%
Kennametal Inc.	204,026	6,679,811
Lincoln Electric Holdings Inc.	205,142	5,951,170
Regal Beloit Corp.	91,866	4,168,879

		16,799,860

HEALTH CARE – PRODUCTS – 1.90%
Henry Schein Inc.(a)(b)	159,243	9,874,658
Hill-Rom Holdings Inc.	144,478	4,337,230
Hologic Inc.(a)	648,084	9,857,358
Masimo Corp.	89,960	1,947,634
Steris Corp.	111,221	3,255,439
TECHNE Corp.	58,422	3,973,280

		33,245,599

HEALTH CARE – SERVICES – 1.89%
AMERIGROUP Corp.(a)(b)	72,695	2,835,832
Community Health Systems Inc.(a)	349,387	5,813,800
Covance Inc.(a)	100,227	4,555,317
Health Net Inc.(a)	333,782	7,913,971
Kindred Healthcare Inc.(a)(b)	196,029	1,689,770
LifePoint Hospitals Inc.(a)	194,859	7,139,634

12

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

September 30, 2011

Security	Shares	Value
WellCare Health Plans Inc.(a)(b)	78,582	$2,984,544

		32,932,868

HOME BUILDERS – 1.70%
KB Home(b)	270,899	1,587,468
M.D.C. Holdings Inc.	141,043	2,389,269
NVR Inc.(a)	20,341	12,285,557
Ryland Group Inc.	166,979	1,778,326
Thor Industries Inc.	167,560	3,711,454
Toll Brothers Inc.(a)	551,068	7,951,911

		29,703,985

HOUSEHOLD PRODUCTS & WARES – 1.05%
American Greetings Corp. Class A(b)	152,719	2,825,302
Church & Dwight Co. Inc.	268,856	11,883,435
Scotts Miracle-Gro Co. (The) Class A	82,044	3,659,162

		18,367,899

INSURANCE – 7.94%
American Financial Group Inc.	293,712	9,125,632
Arthur J. Gallagher & Co.	240,400	6,322,520
Aspen Insurance Holdings Ltd.	148,868	3,429,919
Brown & Brown Inc.	234,469	4,173,548
Everest Re Group Ltd.	203,522	16,155,576
Fidelity National Financial Inc. Class A	837,022	12,705,994
First American Financial Corp.	394,961	5,055,501
Hanover Insurance Group Inc. (The)	170,403	6,049,307
HCC Insurance Holdings Inc.	412,009	11,144,843
Kemper Corp.	188,180	4,508,793
Mercury General Corp.	135,774	5,206,933
Old Republic International Corp.	956,741	8,534,130
Protective Life Corp.	317,527	4,962,947
Reinsurance Group of America Inc.	277,492	12,750,757
StanCorp Financial Group Inc.	167,027	4,604,934
Transatlantic Holdings Inc.	234,036	11,355,427
W.R. Berkley Corp.	425,113	12,621,605

		138,708,366

INTERNET – 0.37%
AOL Inc.(a)(b)	401,087	4,813,044
ValueClick Inc.(a)(b)	109,157	1,698,483

		6,511,527

INVESTMENT COMPANIES – 0.32%
Apollo Investment Corp.	736,158	5,535,908

		5,535,908

IRON & STEEL – 1.28%
Carpenter Technology Corp.	104,332	4,683,463
Reliance Steel & Aluminum Co.	280,505	9,539,975
Steel Dynamics Inc.	819,276	8,127,218

		22,350,656

MACHINERY – 1.51%
AGCO Corp.(a)(b)	173,561	6,000,004
Graco Inc.	118,682	4,051,803
IDEX Corp.	137,089	4,271,693

Security	Shares	Value
Nordson Corp.	93,948	$3,733,494
Terex Corp.(a)	411,013	4,216,993
Wabtec Corp.	76,009	4,018,596

		26,292,583

MANUFACTURING – 4.19%
Acuity Brands Inc.	102,433	3,691,685
AptarGroup Inc.	117,656	5,255,694
Brink’s Co. (The)	175,489	4,090,649
Carlisle Companies Inc.	230,846	7,359,371
Crane Co.	75,086	2,679,819
Donaldson Co. Inc.	130,142	7,131,782
Eastman Kodak Co.(a)(b)	1,011,541	789,103
Harsco Corp.	302,532	5,866,095
Lancaster Colony Corp.(b)	32,279	1,969,342
Matthews International Corp. Class A	109,708	3,374,618
Pentair Inc.	369,916	11,841,011
SPX Corp.	97,737	4,428,463
Teleflex Inc.	152,418	8,195,516
Trinity Industries Inc.	300,419	6,431,971

		73,105,119

MEDIA – 0.59%
John Wiley & Sons Inc. Class A	71,320	3,168,034
Meredith Corp.	81,475	1,844,594
New York Times Co. (The) Class A(a)(b)	453,985	2,637,653
Scholastic Corp.	94,116	2,638,072

		10,288,353

METAL FABRICATE & HARDWARE – 0.83%
Commercial Metals Co.	433,321	4,120,883
Timken Co. (The)	161,378	5,296,426
Valmont Industries Inc.	27,862	2,171,564
Worthington Industries Inc.	207,184	2,894,360

		14,483,233

OFFICE FURNISHINGS – 0.33%
Herman Miller Inc.	139,731	2,495,596
HNI Corp.	168,061	3,215,007

		5,710,603

OIL & GAS – 3.91%
Cimarex Energy Co.	134,663	7,500,729
Comstock Resources Inc.(a)(b)	178,873	2,765,377
Forest Oil Corp.(a)	239,103	3,443,083
HollyFrontier Corp.	786,521	20,622,581
Patterson-UTI Energy Inc.	583,024	10,109,636
Plains Exploration & Production Co.(a)	528,083	11,992,765
SM Energy Co.	100,323	6,084,590
Unit Corp.(a)(b)	155,245	5,731,645

		68,250,406

OIL & GAS SERVICES – 0.90%
Exterran Holdings Inc.(a)(b)	240,229	2,335,026
Helix Energy Solutions Group Inc.(a)(b)	397,171	5,202,940
Tidewater Inc.	194,410	8,174,940

		15,712,906

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

September 30, 2011

Security	Shares	Value
PACKAGING & CONTAINERS – 1.34%
Greif Inc. Class A	115,339	$4,946,890
Packaging Corp. of America	186,991	4,356,890
Silgan Holdings Inc.	95,301	3,501,359
Sonoco Products Co.	374,178	10,563,045

		23,368,184

PHARMACEUTICALS – 0.78%
Omnicare Inc.	433,767	11,030,695
VCA Antech Inc.(a)	162,597	2,598,300

		13,628,995

PIPELINES – 0.67%
Questar Corp.	664,839	11,774,299

		11,774,299

REAL ESTATE INVESTMENT TRUSTS – 7.34%
Alexandria Real Estate Equities Inc.	136,898	8,404,168
American Campus Communities Inc.	125,152	4,656,906
BRE Properties Inc. Class A	140,069	5,930,522
Camden Property Trust(b)	136,014	7,516,134
Cousins Properties Inc.	388,947	2,275,340
Duke Realty Corp.	615,787	6,465,764
Equity One Inc.	223,687	3,547,676
Essex Property Trust Inc.	60,086	7,212,723
Federal Realty Investment Trust	108,234	8,919,564
Highwoods Properties Inc.	160,320	4,530,643
Home Properties Inc.	74,044	4,202,737
Hospitality Properties Trust(b)	462,453	9,817,877
Liberty Property Trust(b)	260,036	7,569,648
Mack-Cali Realty Corp.	218,616	5,847,978
Omega Healthcare Investors Inc.	185,759	2,959,141
Realty Income Corp.	171,209	5,519,778
Regency Centers Corp.	195,407	6,903,729
Senior Housing Properties Trust	316,119	6,809,203
Taubman Centers Inc.	56,519	2,843,471
UDR Inc.	443,157	9,811,496
Weingarten Realty Investors(b)	303,413	6,423,253

		128,167,751

RETAIL – 3.67%
99 Cents Only Stores(a)(b)	88,946	1,638,385
American Eagle Outfitters Inc.	416,532	4,881,755
Barnes & Noble Inc.(b)	153,969	1,821,453
BJ’s Wholesale Club Inc.(a)	203,803	10,442,866
Bob Evans Farms Inc.	113,831	3,246,460
Brinker International Inc.(b)	158,235	3,310,276
Collective Brands Inc.(a)(b)	227,378	2,946,819
Foot Locker Inc.	572,878	11,509,119
MSC Industrial Direct Co. Inc. Class A	75,299	4,251,382
Office Depot Inc.(a)(b)	1,052,280	2,167,697
RadioShack Corp.	374,174	4,347,902
Regis Corp.	216,682	3,053,049
Saks Inc.(a)(b)	599,797	5,248,224
Wendy’s Co. (The)	1,128,664	5,180,568

		64,045,955

Security	Shares	Value
SAVINGS & LOANS – 2.13%
Astoria Financial Corp.	314,614	$2,419,382
First Niagara Financial Group Inc.	1,104,528	10,106,431
New York Community Bancorp Inc.	1,637,824	19,490,106
Washington Federal Inc.	413,429	5,267,085

		37,283,004

SEMICONDUCTORS – 1.71%
Fairchild Semiconductor International Inc.(a)	206,289	2,227,921
Integrated Device Technology Inc.(a)(b)	548,864	2,826,650
International Rectifier Corp.(a)	141,566	2,635,959
Intersil Corp. Class A	471,959	4,856,458
Lam Research Corp.(a)	227,242	8,630,651
Varian Semiconductor Equipment Associates Inc.(a)	141,272	8,638,783

		29,816,422

SHIPBUILDING – 0.10%
Huntington Ingalls Industries Inc.(a)	73,434	1,786,649

		1,786,649

SOFTWARE – 1.00%
Acxiom Corp.(a)(b)	171,708	1,826,973
Broadridge Financial Solutions Inc.	227,030	4,572,384
Fair Isaac Corp.	92,895	2,027,898
ManTech International Corp. Class A(b)	42,738	1,341,119
Parametric Technology Corp.(a)(b)	215,939	3,321,142
SEI Investments Co.	286,340	4,403,909

		17,493,425

TELECOMMUNICATIONS – 0.64%
Ciena Corp.(a)(b)	185,706	2,079,907
Plantronics Inc.	63,232	1,798,951
Telephone and Data Systems Inc.	344,569	7,322,091

		11,200,949

TEXTILES – 0.52%
Mohawk Industries Inc.(a)(b)	213,790	9,173,729

		9,173,729

TRANSPORTATION – 2.57%
Alexander & Baldwin Inc.	156,282	5,708,981
Con-way Inc.	208,377	4,611,383
J.B. Hunt Transport Services Inc.	163,049	5,889,330
Kansas City Southern Industries Inc.(a)	226,222	11,302,051
Kirby Corp.(a)(b)	91,807	4,832,721
Landstar System Inc.	114,521	4,530,451
Overseas Shipholding Group Inc.(b)	98,599	1,354,750
UTi Worldwide Inc.	250,677	3,268,828
Werner Enterprises Inc.	166,638	3,471,070

		44,969,565

TRUCKING & LEASING – 0.31%
GATX Corp.	174,687	5,413,550

		5,413,550

14

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

September 30, 2011

Security	Shares	Value

WATER – 0.31%
Aqua America Inc.	254,237	$5,483,892

		5,483,892

TOTAL COMMON STOCKS (Cost: $2,038,993,832)		1,755,455,796

SHORT-TERM INVESTMENTS – 8.50%

MONEY MARKET FUNDS – 8.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(d)(e)	135,291,270	135,291,270
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(d)(e)	11,459,598	11,459,598
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	1,770,528	1,770,528

		148,521,396

TOTAL SHORT-TERM INVESTMENTS (Cost: $148,521,396)		148,521,396

TOTAL INVESTMENTS IN SECURITIES – 109.01% (Cost: $2,187,515,228)		1,903,977,192

SHORT POSITIONS(f) – (0.05)%

COMMON STOCKS – (0.05)%
Lone Pine Resources Inc.(a)	(133,875)	(883,575)

TOTAL SHORT POSITIONS (Proceeds: $887,634)		(883,575)

Other Assets, Less Liabilities – (8.96)%		(156,550,789)

NET ASSETS – 100.00%		$1,746,542,828

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(f)	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iShares® S&P SmallCap 600 Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.09%
Harte-Hanks Inc.	601,028	$5,096,717

		5,096,717

AEROSPACE & DEFENSE – 1.88%
AAR Corp.	544,751	9,080,999
AeroVironment Inc.(a)	253,733	7,142,584
Curtiss-Wright Corp.	639,646	18,440,994
GenCorp Inc.(a)(b)	801,229	3,597,518
Kaman Corp.(b)	361,748	10,074,682
Moog Inc. Class A(a)(b)	629,986	20,550,144
Orbital Sciences Corp.(a)	802,475	10,271,680
Teledyne Technologies Inc.(a)(b)	504,756	24,662,378

		103,820,979

AGRICULTURE – 0.21%
Alliance One International Inc.(a)(b)	1,200,290	2,928,707
Andersons Inc. (The)	255,351	8,595,115

		11,523,822

AIRLINES – 0.32%
Allegiant Travel Co.(a)(b)	206,667	9,740,216
SkyWest Inc.	710,183	8,174,206

		17,914,422

APPAREL – 2.74%
Carter’s Inc.(a)(b)	693,233	21,171,336
Crocs Inc.(a)	1,227,619	29,057,742
Iconix Brand Group Inc.(a)	1,004,468	15,870,594
K-Swiss Inc. Class A(a)(b)	378,100	1,606,925
Liz Claiborne Inc.(a)(b)	1,298,849	6,494,245
Maidenform Brands Inc.(a)(b)	322,900	7,559,089
Oxford Industries Inc.	190,176	6,523,037
Perry Ellis International Inc.(a)(b)	176,892	3,325,569
Quiksilver Inc.(a)(b)	1,693,985	5,166,654
SKECHERS U.S.A. Inc. Class A(a)(b)	505,222	7,088,265
Steven Madden Ltd.(a)(b)	522,593	15,730,049
True Religion Apparel Inc.(a)	353,472	9,529,605
Wolverine World Wide Inc.	676,343	22,488,405

		151,611,515

AUTO PARTS & EQUIPMENT – 0.19%
Spartan Motors Inc.	463,752	1,915,296
Standard Motor Products Inc.	269,456	3,494,844
Superior Industries International Inc.	323,270	4,994,522

		10,404,662

BANKS – 5.44%
Bank Mutual Corp.	637,642	1,664,246
Bank of the Ozarks Inc.(b)	391,125	8,186,246
Boston Private Financial Holdings Inc.	1,071,508	6,300,467

Security	Shares	Value
City Holding Co.	206,573	$5,575,405
Columbia Banking System Inc.	540,615	7,741,607
Community Bank System Inc.	505,240	11,463,896
F.N.B. Corp.	1,743,418	14,941,092
First BanCorp (Puerto Rico)(a)(b)	291,675	816,690
First Commonwealth Financial Corp.	1,434,750	5,308,575
First Financial Bancorp	799,699	11,035,846
First Financial Bankshares Inc.(b)	431,713	11,293,612
First Midwest Bancorp Inc.	1,022,524	7,484,876
Glacier Bancorp Inc.	987,250	9,250,532
Hanmi Financial Corp.(a)(b)	2,096,440	1,740,045
Home Bancshares Inc.	308,247	6,541,001
Independent Bank Corp. (Massachusetts)	295,885	6,432,540
Nara Bancorp Inc.(a)(b)	524,841	3,185,785
National Penn Bancshares Inc.	1,686,462	11,822,099
NBT Bancorp Inc.	461,208	8,587,693
Old National Bancorp	1,300,575	12,121,359
PacWest Bancorp	461,443	6,432,515
Pinnacle Financial Partners Inc.(a)(b)	470,413	5,146,318
PrivateBancorp Inc.	821,101	6,174,679
S&T Bancorp Inc.	387,143	6,256,231
Signature Bank(a)	632,178	30,173,856
Simmons First National Corp. Class A	237,455	5,152,773
Sterling Bancorp	428,907	3,113,865
Susquehanna Bancshares Inc.	1,785,944	9,769,114
Texas Capital Bancshares Inc.(a)(b)	512,453	11,709,551
Tompkins Financial Corp.	109,797	3,928,537
TrustCo Bank Corp. NY	1,275,117	5,687,022
UMB Financial Corp.	444,484	14,259,047
Umpqua Holdings Corp.	1,572,129	13,819,014
United Bankshares Inc.(b)	546,997	10,989,170
United Community Banks Inc.(a)(b)	259,580	2,203,834
Wilshire Bancorp Inc.(a)	825,309	2,261,347
Wintrust Financial Corp.	487,766	12,589,240

		301,159,725

BEVERAGES – 0.33%
Boston Beer Co. Inc. (The) Class A(a)(b)	118,835	8,639,305
Peet’s Coffee & Tea Inc.(a)(b)	177,222	9,860,632

		18,499,937

BIOTECHNOLOGY – 1.58%
Affymetrix Inc.(a)(b)	962,030	4,713,947
ArQule Inc.(a)	734,155	3,707,483
Cambrex Corp.(a)(b)	405,952	2,045,998
CryoLife Inc.(a)(b)	388,101	1,742,574
Enzo Biochem Inc.(a)(b)	471,706	1,212,284
Integra LifeSciences Holdings Corp.(a)	279,534	9,998,931
Regeneron Pharmaceuticals Inc.(a)(b)	1,030,930	60,000,126
Savient Pharmaceuticals Inc.(a)(b)	978,997	4,013,888

		87,435,231

BUILDING MATERIALS – 1.22%
AAON Inc.(b)	256,459	4,039,229
Apogee Enterprises Inc.	386,913	3,323,583
Comfort Systems USA Inc.	518,905	4,317,290
Drew Industries Inc.	260,088	5,196,558
Eagle Materials Inc.	616,428	10,263,526
NCI Building Systems Inc.(a)(b)	271,994	2,056,275
Quanex Building Products Corp.	517,788	5,669,779
Simpson Manufacturing Co. Inc.	556,640	13,877,035
Texas Industries Inc.(b)	382,781	12,149,469

16

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

September 30, 2011

Security	Shares	Value
Universal Forest Products Inc.	268,111	$6,448,069

		67,340,813

CHEMICALS – 1.94%
A. Schulman Inc.	423,413	7,193,787
American Vanguard Corp.	318,055	3,549,494
Arch Chemicals Inc.	348,912	16,370,951
Balchem Corp.	397,180	14,818,786
H.B. Fuller Co.	677,443	12,343,011
Hawkins Inc.(b)	122,009	3,884,766
Kraton Performance Polymers Inc.(a)	441,171	7,138,147
OM Group Inc.(a)(b)	443,592	11,520,084
PolyOne Corp.	1,271,334	13,615,987
Quaker Chemical Corp.	176,739	4,581,075
Stepan Co.	113,368	7,616,062
Zep Inc.	302,983	4,550,805

		107,182,955

COMMERCIAL SERVICES – 6.95%
ABM Industries Inc.	656,671	12,516,149
American Public Education Inc.(a)(b)	244,097	8,299,298
AMN Healthcare Services Inc.(a)	558,529	2,239,701
Arbitron Inc.	373,594	12,358,490
Capella Education Co.(a)(b)	208,280	5,910,987
Cardtronics Inc.(a)	597,787	13,701,278
CDI Corp.	180,555	1,928,328
Chemed Corp.	293,774	16,145,819
Coinstar Inc.(a)(b)	421,834	16,873,360
Consolidated Graphics Inc.(a)(b)	128,995	4,712,187
Corinthian Colleges Inc.(a)(b)	1,179,690	1,840,316
CorVel Corp.(a)	88,922	3,779,185
Cross Country Healthcare Inc.(a)(b)	430,839	1,800,907
Exponent Inc.(a)(b)	186,875	7,723,544
Forrester Research Inc.	201,876	6,562,989
GEO Group Inc. (The)(a)	892,875	16,571,760
Healthcare Services Group Inc.	911,756	14,715,742
HealthSpring Inc.(a)	931,733	33,970,985
Heartland Payment Systems Inc.	538,389	10,617,031
Heidrick & Struggles International Inc.	245,081	4,031,583
Hillenbrand Inc.	860,578	15,834,635
HMS Holdings Corp.(a)(b)	1,162,759	28,359,692
Insperity Inc.	316,152	7,034,382
Kelly Services Inc. Class A(b)	387,273	4,414,912
Landauer Inc.	129,380	6,409,485
Lincoln Educational Services Corp.	311,870	2,523,028
Live Nation Entertainment Inc.(a)	2,024,888	16,219,353
MAXIMUS Inc.	473,689	16,531,746
Medifast Inc.(a)(b)	188,553	3,045,131
Midas Inc.(a)(b)	197,402	1,618,696
Monro Muffler Brake Inc.	419,397	13,827,519
Navigant Consulting Inc.(a)(b)	718,424	6,659,791
On Assignment Inc.(a)(b)	509,520	3,602,307
PAREXEL International Corp.(a)(b)	809,424	15,322,396
Resources Connection Inc.	626,922	6,131,297
TeleTech Holdings Inc.(a)(b)	349,601	5,327,919
TrueBlue Inc.(a)(b)	591,089	6,697,038
Universal Technical Institute Inc.(a)	293,971	3,995,066
Viad Corp.	279,366	4,743,635
Wright Express Corp.(a)(b)	530,309	20,172,954

		384,770,621

Security	Shares	Value

COMPUTERS – 2.19%
Agilysys Inc.(a)	211,720	$1,509,564
CACI International Inc. Class A(a)(b)	417,077	20,828,825
CIBER Inc.(a)(b)	985,986	2,987,538
iGATE Corp.	410,853	4,741,244
Insight Enterprises Inc.(a)(b)	621,806	9,414,143
LivePerson Inc.(a)	646,197	6,429,660
Manhattan Associates Inc.(a)(b)	290,402	9,606,498
Mercury Computer Systems Inc.(a)(b)	417,848	4,805,252
MTS Systems Corp.	215,972	6,617,382
NCI Inc. Class A(a)(b)	110,898	1,323,013
NetScout Systems Inc.(a)(b)	485,643	5,546,043
RadiSys Corp.(a)	315,224	1,929,171
Sigma Designs Inc.(a)	439,426	3,445,100
Stratasys Inc.(a)(b)	291,564	5,405,597
Super Micro Computer Inc.(a)(b)	365,168	4,575,555
Sykes Enterprises Inc.(a)(b)	576,237	8,614,743
Synaptics Inc.(a)(b)	451,888	10,800,123
Tyler Technologies Inc.(a)(b)	358,330	9,058,582
Virtusa Corp.(a)	253,672	3,348,470

		120,986,503

COSMETICS & PERSONAL CARE – 0.06%
Inter Parfums Inc.	221,466	3,421,650

		3,421,650

DISTRIBUTION & WHOLESALE – 1.18%
Brightpoint Inc.(a)(b)	938,348	8,642,185
MWI Veterinary Supply Inc.(a)	172,438	11,867,183
Pool Corp.	662,860	17,353,675
ScanSource Inc.(a)(b)	372,433	11,009,119
United Stationers Inc.	609,675	16,613,644

		65,485,806

DIVERSIFIED FINANCIAL SERVICES – 1.58%
Calamos Asset Management Inc. Class A	279,069	2,793,481
Encore Capital Group Inc.(a)(b)	204,106	4,459,716
Financial Engines Inc.(a)(b)	533,074	9,653,970
Interactive Brokers Group Inc. Class A	531,764	7,407,473
Investment Technology Group Inc.(a)(b)	563,164	5,513,376
National Financial Partners Corp.(a)(b)	586,148	6,412,459
Piper Jaffray Companies Inc.(a)	213,608	3,829,991
Portfolio Recovery Associates Inc.(a)(b)	234,901	14,615,540
Stifel Financial Corp.(a)	737,240	19,581,094
SWS Group Inc.	396,893	1,861,428
World Acceptance Corp.(a)(b)	205,566	11,501,418

		87,629,946

ELECTRIC – 2.31%
ALLETE Inc.	440,275	16,127,273
Avista Corp.	795,765	18,978,995
Central Vermont Public Service Corp.	184,299	6,489,168
CH Energy Group Inc.	211,818	11,050,545
El Paso Electric Co.	573,979	18,418,986
NorthWestern Corp.	497,670	15,895,580
UIL Holdings Corp.	693,618	22,840,841
UniSource Energy Corp.	506,398	18,275,904

		128,077,292

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

September 30, 2011

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.95%
Advanced Energy Industries Inc.(a)(b)	596,627	$5,142,925
Belden Inc.	651,060	16,790,837
Encore Wire Corp.	261,481	5,381,279
Greatbatch Inc.(a)(b)	321,601	6,435,236
Littelfuse Inc.	315,736	12,695,745
Powell Industries Inc.(a)(b)	122,084	3,780,941
Vicor Corp.	270,861	2,370,034

		52,596,997

ELECTRONICS – 3.67%
American Science and Engineering Inc.	126,646	7,731,738
Analogic Corp.	172,311	7,824,643
Badger Meter Inc.	206,753	5,981,364
Bel Fuse Inc. Class B	139,437	2,173,823
Benchmark Electronics Inc.(a)(b)	818,043	10,642,740
Brady Corp. Class A	724,852	19,157,838
Checkpoint Systems Inc.(a)(b)	550,557	7,476,564
CTS Corp.	470,135	3,822,198
Cubic Corp.	216,557	8,460,882
Cymer Inc.(a)(b)	419,212	15,586,302
Daktronics Inc.	502,552	4,311,896
Electro Scientific Industries Inc.(a)	332,897	3,958,145
FARO Technologies Inc.(a)(b)	227,486	7,177,183
FEI Co.(a)(b)	537,410	16,100,804
II-VI Inc.(a)(b)	748,671	13,101,743
LoJack Corp.(a)	259,735	823,360
Methode Electronics Inc.	510,348	3,791,886
OSI Systems Inc.(a)(b)	269,691	9,040,042
OYO Geospace Corp.(a)	63,360	3,566,534
Park Electrochemical Corp.	283,701	6,062,690
Plexus Corp.(a)(b)	486,357	11,001,395
Pulse Electronics Corp.	576,726	1,649,436
Rofin-Sinar Technologies Inc.(a)	390,939	7,506,029
Rogers Corp.(a)(b)	220,935	8,645,187
TTM Technologies Inc.(a)	705,511	6,709,410
Watts Water Technologies Inc. Class A	408,856	10,896,012

		203,199,844

ENERGY – ALTERNATE SOURCES – 0.02%
Headwaters Inc.(a)	844,030	1,215,403

		1,215,403

ENGINEERING & CONSTRUCTION – 0.62%
Dycom Industries Inc.(a)	458,591	7,016,442
EMCOR Group Inc.(a)(b)	918,245	18,667,921
Insituform Technologies Inc. Class A(a)(b)	542,133	6,277,900
Orion Marine Group Inc.(a)(b)	364,078	2,100,730

		34,062,993

ENTERTAINMENT – 0.25%
Pinnacle Entertainment Inc.(a)	851,250	7,729,350
Shuffle Master Inc.(a)	743,647	6,254,071

		13,983,421

ENVIRONMENTAL CONTROL – 0.86%
Calgon Carbon Corp.(a)	775,478	11,298,714
Darling International Inc.(a)(b)	1,606,293	20,223,229

Security	Shares	Value
Tetra Tech Inc.(a)(b)	857,540	$16,070,300

		47,592,243

FOOD – 2.99%
B&G Foods Inc. Class A	657,755	10,971,353
Cal-Maine Foods Inc.(b)	195,877	6,156,414
Calavo Growers Inc.(b)	171,317	3,515,425
Diamond Foods Inc.(b)	302,210	24,113,336
Hain Celestial Group Inc.(a)(b)	602,514	18,406,802
J&J Snack Foods Corp.	197,734	9,501,119
Nash-Finch Co.	166,018	4,470,865
Sanderson Farms Inc.(b)	258,384	12,273,240
Seneca Foods Corp. Class A(a)	124,941	2,473,832
Snyders-Lance Inc.	640,694	13,358,470
Spartan Stores Inc.	315,280	4,880,534
TreeHouse Foods Inc.(a)(b)	492,281	30,442,657
United Natural Foods Inc.(a)(b)	665,318	24,643,379

		165,207,426

FOREST PRODUCTS & PAPER – 1.08%
Buckeye Technologies Inc.	538,194	12,975,857
Clearwater Paper Corp.(a)(b)	316,253	10,746,277
Deltic Timber Corp.	148,699	8,874,356
KapStone Paper and Packaging Corp.(a)	532,676	7,398,870
Neenah Paper Inc.	206,511	2,928,326
Schweitzer-Mauduit International Inc.	221,110	12,353,416
Wausau Paper Corp.	674,571	4,310,509

		59,587,611

GAS – 2.24%
Laclede Group Inc. (The)	307,866	11,929,808
New Jersey Resources Corp.	568,632	24,206,664
Northwest Natural Gas Co.(b)	366,089	16,144,525
Piedmont Natural Gas Co.	987,707	28,534,855
South Jersey Industries Inc.	412,189	20,506,403
Southwest Gas Corp.	629,612	22,773,066

		124,095,321

HEALTH CARE – PRODUCTS – 3.24%
Abaxis Inc.(a)(b)	313,336	7,178,528
Align Technology Inc.(a)(b)	937,087	14,215,610
Cantel Medical Corp.	181,381	3,830,767
CONMED Corp.(a)(b)	393,129	9,045,898
Cyberonics Inc.(a)	346,327	9,801,054
Haemonetics Corp.(a)(b)	353,671	20,682,680
Hanger Orthopedic Group Inc.(a)(b)	460,289	8,694,859
ICU Medical Inc.(a)(b)	168,240	6,191,232
Invacare Corp.	438,677	10,107,118
Kensey Nash Corp.(a)(b)	105,250	2,578,625
LCA-Vision Inc.(a)	257,199	550,406
Meridian Bioscience Inc.(b)	563,550	8,870,277
Merit Medical Systems Inc.(a)(b)	577,166	7,583,961
Natus Medical Inc.(a)	400,901	3,812,569
NuVasive Inc.(a)	547,720	9,349,580
Palomar Medical Technologies Inc.(a)	265,289	2,090,477
PSS World Medical Inc.(a)(b)	731,705	14,407,272
SonoSite Inc.(a)(b)	190,776	5,788,144
SurModics Inc.(a)	199,613	1,816,478
Symmetry Medical Inc.(a)(b)	501,852	3,874,297
West Pharmaceutical Services Inc.	462,139	17,145,357

18

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

September 30, 2011

Security	Shares	Value
Zoll Medical Corp.(a)(b)	303,898	$11,469,111

		179,084,300

HEALTH CARE – SERVICES – 1.94%
Air Methods Corp.(a)(b)	154,975	9,867,258
Almost Family Inc.(a)(b)	113,320	1,884,512
Amedisys Inc.(a)(b)	400,662	5,937,811
AmSurg Corp.(a)(b)	429,911	9,672,997
Bio-Reference Laboratories Inc.(a)(b)	340,544	6,269,415
Centene Corp.(a)(b)	690,477	19,795,975
Ensign Group Inc. (The)	225,738	5,216,805
Gentiva Health Services Inc.(a)(b)	422,673	2,333,155
Healthways Inc.(a)(b)	462,924	4,550,543
IPC The Hospitalist Co. Inc.(a)(b)	225,468	8,046,953
LHC Group Inc.(a)(b)	215,781	3,681,224
Magellan Health Services Inc.(a)	418,866	20,231,228
MedCath Corp.(a)	281,024	3,900,613
Molina Healthcare Inc.(a)	390,590	6,030,710

		107,419,199

HOME BUILDERS – 0.26%
M/I Homes Inc.(a)	260,996	1,568,586
Meritage Homes Corp.(a)	382,762	5,795,017
Skyline Corp.	94,285	900,422
Standard-Pacific Corp.(a)(b)	1,378,745	3,405,500
Winnebago Industries Inc.(a)(b)	401,346	2,777,314

		14,446,839

HOME FURNISHINGS – 0.37%
Audiovox Corp. Class A(a)	259,468	1,424,479
DTS Inc.(a)	235,018	5,835,497
Ethan Allen Interiors Inc.	355,254	4,835,007
La-Z-Boy Inc.(a)(b)	717,877	5,319,469
Universal Electronics Inc.(a)(b)	204,686	3,354,803

		20,769,255

HOUSEHOLD PRODUCTS & WARES – 0.64%
Blyth Inc.	71,203	3,948,206
Central Garden & Pet Co. Class A(a)(b)	644,240	4,561,219
Helen of Troy Ltd.(a)(b)	424,161	10,654,924
Kid Brands Inc.(a)(b)	232,017	612,525
Prestige Brands Holdings Inc.(a)(b)	693,289	6,274,266
Standard Register Co. (The)(b)	178,513	451,638
WD-40 Co.	227,328	9,056,748

		35,559,526

HOUSEWARES – 0.48%
National Presto Industries Inc.	65,921	5,729,194
Toro Co. (The)	420,808	20,733,210

		26,462,404

INSURANCE – 2.60%
Amerisafe Inc.(a)	253,845	4,673,286
Delphi Financial Group Inc. Class A	755,095	16,249,644
eHealth Inc.(a)(b)	293,537	4,009,715
Employers Holdings Inc.	424,707	5,419,261
Horace Mann Educators Corp.	549,743	6,272,568
Infinity Property and Casualty Corp.	167,342	8,782,108

Security	Shares	Value
Meadowbrook Insurance Group Inc.	724,049	$6,451,277
Navigators Group Inc. (The)(a)(b)	157,630	6,809,616
Presidential Life Corp.	296,530	2,437,477
ProAssurance Corp.(b)	419,785	30,232,916
RLI Corp.	228,484	14,527,013
Safety Insurance Group Inc.	209,152	7,912,220
Selective Insurance Group Inc.	744,629	9,717,408
Stewart Information Services Corp.	263,339	2,327,917
Tower Group Inc.	565,871	12,935,811
United Fire & Casualty Co.	287,058	5,078,056

		143,836,293

INTERNET – 2.14%
Blue Coat Systems Inc.(a)(b)	580,405	8,056,021
Blue Nile Inc.(a)(b)	195,200	6,886,656
comScore Inc.(a)(b)	438,144	7,391,489
DealerTrack Holdings Inc.(a)	568,531	8,908,881
eResearchTechnology Inc.(a)(b)	597,767	2,666,041
InfoSpace Inc.(a)(b)	522,152	4,365,191
j2 Global Communications Inc.(b)	635,113	17,084,540
Liquidity Services Inc.(a)(b)	276,183	8,857,189
NutriSystem Inc.(b)	382,083	4,627,025
PCTEL Inc.(a)	255,628	1,572,112
Perficient Inc.(a)	422,545	3,093,029
RightNow Technologies Inc.(a)(b)	351,759	11,625,635
Sourcefire Inc.(a)(b)	391,387	10,473,516
Stamps.com Inc.	164,383	3,359,989
United Online Inc.	1,217,876	6,369,491
Websense Inc.(a)(b)	546,324	9,451,405
XO Group Inc.(a)	415,488	3,394,537

		118,182,747

INVESTMENT COMPANIES – 0.23%
Prospect Capital Corp.(b)	1,500,449	12,618,776

		12,618,776

IRON & STEEL – 0.10%
Gibraltar Industries Inc.(a)(b)	418,282	3,396,450
Olympic Steel Inc.	127,287	2,156,242

		5,552,692

LEISURE TIME – 0.60%
Arctic Cat Inc.(a)	168,229	2,437,638
Brunswick Corp.	1,222,509	17,164,026
Callaway Golf Co.	883,701	4,568,734
Interval Leisure Group Inc.(a)	562,020	7,486,107
Multimedia Games Holding Co. Inc.(a)	373,475	1,508,839

		33,165,344

LODGING – 0.14%
Boyd Gaming Corp.(a)(b)	744,593	3,648,505
Marcus Corp.	277,446	2,760,588
Monarch Casino & Resort Inc.(a)	155,119	1,517,064

		7,926,157

MACHINERY – 2.10%
Albany International Corp. Class A	386,193	7,048,022
Applied Industrial Technologies Inc.	584,814	15,883,548

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

September 30, 2011

Security	Shares	Value
Astec Industries Inc.(a)(b)	274,070	$8,024,769
Briggs & Stratton Corp.	694,472	9,382,317
Cascade Corp.	118,401	3,953,409
Cognex Corp.	577,324	15,651,254
Gerber Scientific Inc. Escrow(a)(c)	349,019	3,490
Intermec Inc.(a)	700,480	4,567,130
Intevac Inc.(a)(b)	316,405	2,211,671
iRobot Corp.(a)(b)	369,092	9,286,355
Lindsay Corp.(b)	172,556	9,283,513
Robbins & Myers Inc.	627,059	21,765,218
Tennant Co.	259,894	9,192,451

		116,253,147

MANUFACTURING – 2.94%
A.O. Smith Corp.	532,710	17,062,701
Actuant Corp. Class A	941,828	18,601,103
AZZ Inc.	171,716	6,657,429
Barnes Group Inc.	656,771	12,642,842
Ceradyne Inc.(a)	342,258	9,203,318
CLARCOR Inc.	691,751	28,624,656
EnPro Industries Inc.(a)(b)	284,439	8,442,150
ESCO Technologies Inc.	366,043	9,334,097
Federal Signal Corp.	857,976	3,792,254
Griffon Corp.(a)	651,885	5,332,419
Koppers Holdings Inc.	282,885	7,244,685
LSB Industries Inc.(a)	254,285	7,290,351
Lydall Inc.(a)	237,829	2,116,678
Myers Industries Inc.	475,449	4,825,807
Standex International Corp.	172,843	5,380,603
STR Holdings Inc.(a)(b)	560,564	4,546,174
Sturm, Ruger & Co. Inc.(b)	259,631	6,745,213
Tredegar Corp.	319,761	4,742,056

		162,584,536

MEDIA – 0.24%
DG FastChannel Inc.(a)(b)	377,946	6,406,185
Dolan Co. (The)(a)(b)	415,532	3,735,632
E.W. Scripps Co. (The) Class A(a)	447,123	3,129,861

		13,271,678

METAL FABRICATE & HARDWARE – 0.91%
A.M. Castle & Co.(a)(b)	227,284	2,486,487
CIRCOR International Inc.	236,131	6,935,167
Haynes International Inc.	165,368	7,185,240
Kaydon Corp.	443,685	12,724,886
Lawson Products Inc.	55,727	753,429
Mueller Industries Inc.	520,135	20,072,010

		50,157,219

MINING – 0.74%
AMCOL International Corp.(b)	343,242	8,234,375
Century Aluminum Co.(a)	780,721	6,979,646
Kaiser Aluminum Corp.(b)	217,435	9,628,022
Materion Corp.(a)(b)	281,549	6,385,531
RTI International Metals Inc.(a)(b)	415,237	9,683,327

		40,910,901

Security	Shares	Value

MISCELLANEOUS – MANUFACTURING – 0.10%
John Bean Technologies Corp.	392,367	$5,595,153

		5,595,153

OFFICE FURNISHINGS – 0.17%
Interface Inc. Class A	790,952	9,380,691

		9,380,691

OIL & GAS – 1.43%
Approach Resources Inc.(a)(b)	320,417	5,443,885
Contango Oil & Gas Co.(a)(b)	178,482	9,764,750
GeoResources Inc.(a)(b)	271,820	4,835,678
Gulfport Energy Corp.(a)(b)	566,206	13,690,861
Penn Virginia Corp.	631,377	3,516,770
Petroleum Development Corp.(a)(b)	324,486	6,291,784
PetroQuest Energy Inc.(a)(b)	769,648	4,233,064
Pioneer Drilling Co.(a)	843,641	6,057,342
Stone Energy Corp.(a)(b)	672,946	10,908,455
Swift Energy Co.(a)(b)	582,848	14,186,520

		78,929,109

OIL & GAS SERVICES – 2.09%
Basic Energy Services Inc.(a)(b)	402,878	5,704,752
Gulf Island Fabrication Inc.	196,430	4,062,172
Hornbeck Offshore Services Inc.(a)(b)	326,054	8,122,005
ION Geophysical Corp.(a)(b)	1,748,468	8,270,254
Lufkin Industries Inc.	418,090	22,246,569
Matrix Service Co.(a)	367,088	3,123,919
SEACOR Holdings Inc.	297,692	23,877,875
Tetra Technologies Inc.(a)(b)	1,059,572	8,179,896
World Fuel Services Corp.	976,132	31,870,710

		115,458,152

PHARMACEUTICALS – 2.68%
Cubist Pharmaceuticals Inc.(a)	838,481	29,615,149
Emergent BioSolutions Inc.(a)	338,277	5,219,614
Hi-Tech Pharmacal Co. Inc.(a)(b)	139,996	4,703,866
Medicines Co. (The)(a)	741,401	11,032,047
Neogen Corp.(a)(b)	319,862	11,105,609
Par Pharmaceutical Companies Inc.(a)	501,021	13,337,179
PetMed Express Inc.(b)	289,225	2,603,025
PharMerica Corp.(a)	403,561	5,758,815
Questcor Pharmaceuticals Inc.(a)	855,200	23,312,752
Salix Pharmaceuticals Ltd.(a)	810,792	23,999,443
ViroPharma Inc.(a)	971,007	17,546,096

		148,233,595

REAL ESTATE – 0.10%
Forestar Group Inc.(a)(b)	485,658	5,298,529

		5,298,529

REAL ESTATE INVESTMENT TRUSTS – 8.05%
Acadia Realty Trust	553,651	10,353,274
BioMed Realty Trust Inc.(b)	1,801,216	29,846,149
Cedar Shopping Centers Inc.	762,327	2,370,837
Colonial Properties Trust(b)	1,196,773	21,733,398
DiamondRock Hospitality Co.(b)	2,297,296	16,058,099

20

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

September 30, 2011

Security	Shares	Value
EastGroup Properties Inc.	368,217	$14,043,796
Entertainment Properties Trust	640,314	24,959,440
Extra Space Storage Inc.	1,293,597	24,099,712
Franklin Street Properties Corp.	972,528	10,999,292
Getty Realty Corp.(b)	370,100	5,336,842
Healthcare Realty Trust Inc.(b)	1,068,129	17,997,974
Inland Real Estate Corp.	1,062,350	7,755,155
Kilroy Realty Corp.	802,299	25,111,959
Kite Realty Group Trust	879,652	3,219,526
LaSalle Hotel Properties(b)	1,167,639	22,418,669
Lexington Realty Trust(b)	1,885,262	12,329,613
LTC Properties Inc.(b)	416,489	10,545,501
Medical Properties Trust Inc.	1,533,191	13,722,059
Mid-America Apartment Communities Inc.(b)	509,673	30,692,508
National Retail Properties Inc.(b)	1,292,336	34,725,068
Parkway Properties Inc.	303,352	3,339,905
Pennsylvania Real Estate Investment Trust	764,679	5,910,969
Post Properties Inc.(b)	692,646	24,062,522
PS Business Parks Inc.(b)	261,220	12,940,839
Saul Centers Inc.	158,615	5,362,773
Sovran Self Storage Inc.	380,246	14,133,744
Tanger Factory Outlet Centers Inc.	1,178,971	30,665,036
Universal Health Realty Income Trust	173,341	5,825,991
Urstadt Biddle Properties Inc. Class A(b)	315,741	5,042,384

		445,603,034

RETAIL – 8.49%
Big 5 Sporting Goods Corp.	304,758	1,852,929
Biglari Holdings Inc.(a)	19,688	5,835,326
BJ’s Restaurants Inc.(a)(b)	330,731	14,588,544
Brown Shoe Co. Inc.(b)	575,052	4,094,370
Buckle Inc. (The)(b)	370,452	14,247,584
Buffalo Wild Wings Inc.(a)(b)	251,871	15,061,886
Cabela’s Inc.(a)(b)	591,520	12,120,245
Casey’s General Stores Inc.	522,082	22,788,879
Cash America International Inc.(b)	402,440	20,588,830
Cato Corp. (The) Class A	404,292	9,120,828
CEC Entertainment Inc.	267,271	7,609,205
Children’s Place Retail Stores Inc. (The)(a)(b)	345,596	16,080,582
Christopher & Banks Corp.	498,583	1,759,998
Coldwater Creek Inc.(a)(b)	827,300	1,034,125
Cracker Barrel Old Country Store Inc.	315,360	12,639,629
DineEquity Inc.(a)(b)	219,091	8,432,813
EZCORP Inc.(a)(b)	596,315	17,018,830
Finish Line Inc. (The) Class A	738,554	14,763,695
First Cash Financial Services Inc.(a)(b)	423,277	17,756,470
Fred’s Inc. Class A(b)	527,882	5,627,222
Genesco Inc.(a)	331,864	17,100,952
Group 1 Automotive Inc.	324,511	11,536,366
Haverty Furniture Companies Inc.	258,556	2,582,974
Hibbett Sports Inc.(a)(b)	368,191	12,477,993
Hot Topic Inc.	619,854	4,729,486
HSN Inc.(a)	548,705	18,178,597
Jack in the Box Inc.(a)(b)	636,664	12,682,347
Jos. A. Bank Clothiers Inc.(a)(b)	381,910	17,808,463
Kirkland’s Inc.(a)	232,543	2,132,419
Lithia Motors Inc. Class A	303,267	4,360,979
Lumber Liquidators Holdings Inc.(a)(b)	382,566	5,776,747
MarineMax Inc.(a)(b)	320,411	2,073,059
Men’s Wearhouse Inc. (The)	702,532	18,322,035
Movado Group Inc.	239,126	2,912,555
O’Charley’s Inc.(a)(b)	255,812	1,519,523
OfficeMax Inc.(a)(b)	1,184,527	5,744,956
P.F. Chang’s China Bistro Inc.	306,690	8,354,236

Security	Shares	Value
Papa John’s International Inc.(a)(b)	264,064	$8,027,546
Pep Boys - Manny, Moe & Jack (The)	725,524	7,160,922
Red Robin Gourmet Burgers Inc.(a)(b)	158,381	3,815,398
Ruby Tuesday Inc.(a)(b)	864,215	6,187,779
rue21 Inc.(a)(b)	214,283	4,862,081
Ruth’s Hospitality Group Inc.(a)(b)	479,434	2,056,772
School Specialty Inc.(a)(b)	223,320	1,592,272
Select Comfort Corp.(a)(b)	768,556	10,736,727
Sonic Automotive Inc.(b)	479,299	5,171,636
Sonic Corp.(a)	853,146	6,031,742
Stage Stores Inc.	426,343	5,913,377
Stein Mart Inc.	374,967	2,343,544
Texas Roadhouse Inc.	844,118	11,159,240
Tuesday Morning Corp.(a)(b)	590,217	2,077,564
Vitamin Shoppe Inc.(a)	399,758	14,966,940
Zale Corp.(a)(b)	356,146	1,015,016
Zumiez Inc.(a)(b)	298,029	5,218,488

		469,652,721
SAVINGS & LOANS – 0.80%
Brookline Bancorp Inc.	812,985	6,268,114
Dime Community Bancshares Inc.	385,252	3,902,603
Northwest Bancshares Inc.	1,417,458	16,881,925
Oritani Financial Corp.	702,815	9,038,201
Provident Financial Services Inc.	740,752	7,963,084

		44,053,927
SEMICONDUCTORS – 4.24%
ATMI Inc.(a)(b)	433,561	6,858,935
Brooks Automation Inc.	904,359	7,370,526
Cabot Microelectronics Corp.(a)(b)	319,884	11,000,811
CEVA Inc.(a)(b)	321,179	7,807,861
Cirrus Logic Inc.(a)(b)	894,902	13,190,855
Cohu Inc.	333,003	3,290,070
Diodes Inc.(a)	507,065	9,086,605
DSP Group Inc.(a)	319,595	1,885,611
Entropic Communications Inc.(a)(b)	1,181,420	4,879,265
Exar Corp.(a)(b)	612,675	3,498,374
GT Advanced Technologies Inc.(a)(b)	1,737,286	12,195,748
Hittite Microwave Corp.(a)(b)	382,966	18,650,444
Kopin Corp.(a)(b)	920,382	3,156,910
Kulicke and Soffa Industries Inc.(a)(b)	998,114	7,445,930
Micrel Inc.	689,772	6,532,141
Microsemi Corp.(a)	1,189,815	19,013,244
MKS Instruments Inc.	720,007	15,631,352
Monolithic Power Systems Inc.(a)(b)	403,992	4,112,639
Nanometrics Inc.(a)(b)	231,752	3,360,404
Pericom Semiconductor Corp.(a)	335,239	2,484,121
Power Integrations Inc.	398,981	12,212,808
Rubicon Technology Inc.(a)(b)	242,718	2,652,908
Rudolph Technologies Inc.(a)(b)	436,815	2,922,292
Standard Microsystems Corp.(a)(b)	319,327	6,194,944
Supertex Inc.(a)	173,226	2,996,810
Tessera Technologies Inc.(a)	705,199	8,420,076
TriQuint Semiconductor Inc.(a)(b)	2,262,117	11,355,827
Ultratech Inc.(a)	351,276	6,024,383
Veeco Instruments Inc.(a)(b)	563,476	13,748,814
Volterra Semiconductor Corp.(a)	341,591	6,568,795

		234,549,503
SOFTWARE – 3.93%
Avid Technology Inc.(a)(b)	402,190	3,112,951

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

September 30, 2011

Security	Shares	Value
Blackbaud Inc.	612,336	$13,636,723
Bottomline Technologies Inc.(a)(b)	493,064	9,930,309
CommVault Systems Inc.(a)(b)	610,970	22,642,548
Computer Programs and Systems Inc.	151,862	10,045,671
CSG Systems International Inc.(a)(b)	475,063	6,004,796
Digi International Inc.(a)(b)	350,567	3,856,237
Ebix Inc.(a)(b)	441,976	6,497,047
EPIQ Systems Inc.	438,312	5,492,049
Interactive Intelligence Group Inc.(a)(b)	195,822	5,316,567
JDA Software Group Inc.(a)	583,766	13,683,475
MicroStrategy Inc. Class A(a)(b)	110,252	12,576,446
Monotype Imaging Holdings Inc.(a)(b)	496,434	6,021,744
Omnicell Inc.(a)	453,472	6,248,844
Progress Software Corp.(a)(b)	917,562	16,103,213
Quality Systems Inc.	269,355	26,127,435
Smith Micro Software Inc.(a)	436,876	664,052
Synchronoss Technologies Inc.(a)	366,785	9,136,614
SYNNEX Corp.(a)(b)	351,269	9,203,248
Take-Two Interactive Software Inc.(a)	1,190,522	15,143,440
Taleo Corp. Class A(a)	567,073	14,585,118
THQ Inc.(a)(b)	948,530	1,640,957

		217,669,484
STORAGE & WAREHOUSING – 0.15%
Mobile Mini Inc.(a)(b)	494,175	8,124,237

		8,124,237
TELECOMMUNICATIONS – 2.80%
Anixter International Inc.	402,253	19,082,882
ARRIS Group Inc.(a)(b)	1,638,122	16,872,657
Atlantic Tele-Network Inc.	126,958	4,174,379
Black Box Corp.	246,995	5,273,343
Cbeyond Inc.(a)	420,595	2,969,401
Cincinnati Bell Inc.(a)(b)	2,730,835	8,438,280
Comtech Telecommunications Corp.	357,461	10,041,079
General Communication Inc. Class A(a)	495,196	4,060,607
Harmonic Inc.(a)(b)	1,593,530	6,788,438
LogMeIn Inc.(a)	289,073	9,600,114
NETGEAR Inc.(a)(b)	514,467	13,319,551
Network Equipment Technologies Inc.(a)(b)	419,174	813,197
Neutral Tandem Inc.(a)	431,867	4,180,472
Newport Corp.(a)(b)	516,881	5,587,484
Novatel Wireless Inc.(a)(b)	439,555	1,327,456
NTELOS Holdings Corp.	410,831	7,284,034
Oplink Communications Inc.(a)	269,827	4,085,181
Symmetricom Inc.(a)	596,652	2,589,470
Tekelec(a)(b)	843,721	5,096,075
USA Mobility Inc.	305,278	4,029,670
ViaSat Inc.(a)(b)	578,167	19,258,743

		154,872,513
TEXTILES – 0.29%
G&K Services Inc. Class A	257,479	6,576,014
UniFirst Corp.	210,429	9,530,329

		16,106,343
TOYS, GAMES & HOBBIES – 0.13%
JAKKS Pacific Inc.	373,449	7,076,859

		7,076,859

Security	Shares	Value

TRANSPORTATION – 1.67%
Arkansas Best Corp.	349,101	$5,637,981
Bristow Group Inc.	501,784	21,290,695
Forward Air Corp.	405,072	10,309,083
Heartland Express Inc.	821,798	11,143,581
Hub Group Inc. Class A(a)(b)	514,567	14,546,809
Knight Transportation Inc.	817,249	10,877,584
Old Dominion Freight Line Inc.(a)(b)	646,441	18,727,396

		92,533,129

WATER – 0.16%
American States Water Co.	256,519	8,703,690

		8,703,690

TOTAL COMMON STOCKS (Cost: $6,928,428,168)		5,523,945,537

SHORT-TERM INVESTMENTS – 18.77%

MONEY MARKET FUNDS – 18.77%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%(d)(e)(f)	952,543,320	952,543,320
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%(d)(e)(f)	80,683,430	80,683,430
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(d)(e)	5,589,838	5,589,838

		1,038,816,588

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,038,816,588)		1,038,816,588

TOTAL INVESTMENTS IN SECURITIES – 118.61% (Cost: $7,967,244,756)		6,562,762,125

Other Assets, Less Liabilities – (18.61)%		(1,029,752,027)

NET ASSETS – 100.00%		$5,533,010,098

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22

Schedule of Investments (Unaudited)

iShares® S&P SmallCap 600 Growth Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.87%

AEROSPACE & DEFENSE – 0.32%
AeroVironment Inc.(a)	59,150	$1,665,073
Orbital Sciences Corp.(a)	212,575	2,720,960

		4,386,033

AGRICULTURE – 0.16%
Andersons Inc. (The)	67,699	2,278,748

		2,278,748

AIRLINES – 0.35%
Allegiant Travel Co.(a)(b)	103,210	4,864,287

		4,864,287

APPAREL – 4.28%
Carter’s Inc.(a)(b)	346,310	10,576,307
Crocs Inc.(a)	613,314	14,517,142
Iconix Brand Group Inc.(a)	501,750	7,927,650
Liz Claiborne Inc.(a)(b)	215,006	1,075,030
Maidenform Brands Inc.(a)(b)	161,092	3,771,164
Oxford Industries Inc.	50,495	1,731,979
Perry Ellis International Inc.(a)	49,381	928,363
Steven Madden Ltd.(a)(b)	261,044	7,857,424
True Religion Apparel Inc.(a)	176,534	4,759,357
Wolverine World Wide Inc.	192,589	6,403,584

		59,548,000

AUTO PARTS & EQUIPMENT – 0.07%
Superior Industries International Inc.	58,662	906,328

		906,328

BANKS – 2.15%
Bank of the Ozarks Inc.	119,000	2,490,670
Community Bank System Inc.	91,168	2,068,602
First Financial Bancorp	183,943	2,538,413
First Financial Bankshares Inc.	94,993	2,485,017
National Penn Bancshares Inc.	261,507	1,833,164
Signature Bank(a)	315,831	15,074,614
Tompkins Financial Corp.	22,419	802,152
UMB Financial Corp.	82,211	2,637,329

		29,929,961

BEVERAGES – 0.66%
Boston Beer Co. Inc. (The) Class A(a)(b)	59,340	4,314,018
Peet’s Coffee & Tea Inc.(a)(b)	88,505	4,924,418

		9,238,436

BIOTECHNOLOGY – 2.81%
ArQule Inc.(a)	369,781	1,867,394
CryoLife Inc.(a)(b)	77,555	348,222
Enzo Biochem Inc.(a)	229,552	589,948

Security	Shares	Value
Integra LifeSciences Holdings Corp.(a)	139,605	$4,993,671
Regeneron Pharmaceuticals Inc.(a)(b)	515,092	29,978,355
Savient Pharmaceuticals Inc.(a)(b)	309,789	1,270,135

		39,047,725

BUILDING MATERIALS – 0.22%
AAON Inc.(b)	76,734	1,208,561
Eagle Materials Inc.	95,530	1,590,574
NCI Building Systems Inc.(a)	33,951	256,670

		3,055,805

CHEMICALS – 1.46%
Balchem Corp.	198,395	7,402,117
Hawkins Inc.	61,309	1,952,079
Kraton Performance Polymers Inc.(a)	85,735	1,387,192
OM Group Inc.(a)	126,279	3,279,466
PolyOne Corp.	374,646	4,012,459
Quaker Chemical Corp.	87,909	2,278,601

		20,311,914

COMMERCIAL SERVICES – 9.82%
American Public Education Inc.(a)(b)	122,251	4,156,534
Arbitron Inc.	186,602	6,172,794
Capella Education Co.(a)(b)	104,236	2,958,218
Cardtronics Inc.(a)	298,588	6,843,637
Chemed Corp.	146,745	8,065,105
Coinstar Inc.(a)(b)	210,719	8,428,760
Consolidated Graphics Inc.(a)(b)	64,671	2,362,432
CorVel Corp.(a)	44,483	1,890,528
Exponent Inc.(a)(b)	93,580	3,867,661
Forrester Research Inc.	101,126	3,287,606
Healthcare Services Group Inc.	455,417	7,350,430
HealthSpring Inc.(a)	465,495	16,971,948
Hillenbrand Inc.	193,432	3,559,149
HMS Holdings Corp.(a)(b)	580,902	14,168,200
Insperity Inc.	79,031	1,758,440
Landauer Inc.	64,592	3,199,888
Lincoln Educational Services Corp.	98,406	796,105
MAXIMUS Inc.	236,615	8,257,863
Medifast Inc.(a)(b)	93,819	1,515,177
Monro Muffler Brake Inc.	209,485	6,906,720
PAREXEL International Corp.(a)(b)	404,313	7,653,645
Resources Connection Inc.	107,096	1,047,399
TeleTech Holdings Inc.(a)	115,839	1,765,386
TrueBlue Inc.(a)(b)	123,667	1,401,147
Universal Technical Institute Inc.(a)	146,988	1,997,567
Wright Express Corp.(a)(b)	264,912	10,077,252

		136,459,591

COMPUTERS – 2.65%
iGATE Corp.	205,887	2,375,936
LivePerson Inc.(a)	323,618	3,219,999
Manhattan Associates Inc.(a)(b)	145,030	4,797,592
Mercury Computer Systems Inc.(a)(b)	207,929	2,391,184
MTS Systems Corp.	52,465	1,607,528
NCI Inc. Class A(a)(b)	33,329	397,615
NetScout Systems Inc.(a)(b)	243,260	2,778,029
RadiSys Corp.(a)	65,823	402,837
Sigma Designs Inc.(a)	144,776	1,135,044
Stratasys Inc.(a)(b)	145,134	2,690,784

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

September 30, 2011

Security	Shares	Value
Super Micro Computer Inc.(a)(b)	100,160	$1,255,005
Sykes Enterprises Inc.(a)(b)	149,579	2,236,206
Synaptics Inc.(a)(b)	225,685	5,393,872
Tyler Technologies Inc.(a)(b)	178,576	4,514,401
Virtusa Corp.(a)	126,742	1,672,994

		36,869,026

COSMETICS & PERSONAL CARE – 0.12%
Inter Parfums Inc.	111,446	1,721,841

		1,721,841

DISTRIBUTION & WHOLESALE – 0.43%
MWI Veterinary Supply Inc.(a)	86,129	5,927,398

		5,927,398

DIVERSIFIED FINANCIAL SERVICES – 2.09%
Calamos Asset Management Inc. Class A	46,771	468,178
Encore Capital Group Inc.(a)	74,990	1,638,532
Financial Engines Inc.(a)(b)	143,901	2,606,047
National Financial Partners Corp.(a)(b)	134,299	1,469,231
Portfolio Recovery Associates Inc.(a)(b)	117,335	7,300,584
Stifel Financial Corp.(a)	368,281	9,781,543
World Acceptance Corp.(a)(b)	102,671	5,744,442

		29,008,557

ELECTRIC – 0.30%
El Paso Electric Co.	129,025	4,140,412

		4,140,412

ELECTRICAL COMPONENTS & EQUIPMENT – 1.02%
Advanced Energy Industries Inc.(a)(b)	107,193	924,003
Belden Inc.	149,604	3,858,287
Greatbatch Inc.(a)(b)	91,773	1,836,378
Littelfuse Inc.	157,700	6,341,117
Vicor Corp.	134,337	1,175,449

		14,135,234

ELECTRONICS – 3.14%
American Science and Engineering Inc.	63,234	3,860,436
Analogic Corp.	49,905	2,266,186
Badger Meter Inc.	57,009	1,649,270
Cubic Corp.	69,259	2,705,949
Cymer Inc.(a)(b)	85,854	3,192,052
Daktronics Inc.	107,734	924,358
Electro Scientific Industries Inc.(a)(b)	57,466	683,271
FARO Technologies Inc.(a)	57,113	1,801,915
FEI Co.(a)(b)	112,748	3,377,930
II-VI Inc.(a)(b)	373,945	6,544,037
LoJack Corp.(a)(b)	43,258	137,128
OSI Systems Inc.(a)(b)	134,385	4,504,585
OYO Geospace Corp.(a)(b)	22,127	1,245,529
Park Electrochemical Corp.	49,608	1,060,123
Plexus Corp.(a)(b)	140,883	3,186,773
Pulse Electronics Corp.	92,301	263,981
Rofin-Sinar Technologies Inc.(a)(b)	75,891	1,457,107
Rogers Corp.(a)(b)	38,366	1,501,262
TTM Technologies Inc.(a)	351,275	3,340,625

		43,702,517

Security	Shares	Value

ENGINEERING & CONSTRUCTION – 0.08%
Orion Marine Group Inc.(a)	182,716	$1,054,271

		1,054,271

ENTERTAINMENT – 0.25%
Pinnacle Entertainment Inc.(a)	187,164	1,699,449
Shuffle Master Inc.(a)	204,698	1,721,510

		3,420,959

ENVIRONMENTAL CONTROL – 1.25%
Calgon Carbon Corp.(a)	186,020	2,710,311
Darling International Inc.(a)(b)	802,424	10,102,518
Tetra Tech Inc.(a)	244,160	4,575,559

		17,388,388

FOOD – 3.34%
B&G Foods Inc. Class A	190,526	3,177,974
Cal-Maine Foods Inc.(b)	62,043	1,950,011
Calavo Growers Inc.	86,138	1,767,552
Diamond Foods Inc.(b)	90,583	7,227,617
Hain Celestial Group Inc.(a)(b)	117,376	3,585,837
J&J Snack Foods Corp.	58,159	2,794,540
Snyders-Lance Inc.	163,201	3,402,741
TreeHouse Foods Inc.(a)(b)	245,938	15,208,806
United Natural Foods Inc.(a)(b)	199,422	7,386,591

		46,501,669

FOREST PRODUCTS & PAPER – 1.31%
Buckeye Technologies Inc.	268,815	6,481,130
Deltic Timber Corp.	31,964	1,907,612
KapStone Paper and Packaging Corp.(a)	266,751	3,705,171
Schweitzer-Mauduit International Inc.	110,439	6,170,227

		18,264,140

GAS – 0.89%
Northwest Natural Gas Co.	65,834	2,903,279
Piedmont Natural Gas Co.	177,640	5,132,020
South Jersey Industries Inc.	88,540	4,404,865

		12,440,164

HEALTH CARE – PRODUCTS – 4.09%
Abaxis Inc.(a)	156,424	3,583,674
Align Technology Inc.(a)	468,072	7,100,652
Cantel Medical Corp.	62,387	1,317,613
Cyberonics Inc.(a)	172,615	4,885,005
Haemonetics Corp.(a)(b)	176,676	10,332,013
ICU Medical Inc.(a)(b)	41,404	1,523,667
Kensey Nash Corp.(a)(b)	52,367	1,282,992
LCA-Vision Inc.(a)	48,620	104,047
Meridian Bioscience Inc.	163,374	2,571,507
Merit Medical Systems Inc.(a)(b)	169,803	2,231,211
Natus Medical Inc.(a)	116,318	1,106,184
NuVasive Inc.(a)(b)	273,496	4,668,577
Palomar Medical Technologies Inc.(a)	38,197	300,992
PSS World Medical Inc.(a)	197,363	3,886,077
SonoSite Inc.(a)	67,817	2,057,568
SurModics Inc.(a)	54,554	496,441

24

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

September 30, 2011

Security	Shares	Value
West Pharmaceutical Services Inc.	99,267	$3,682,806
Zoll Medical Corp.(a)	151,781	5,728,215

		56,859,241

HEALTH CARE – SERVICES – 1.68%
Air Methods Corp.(a)	77,374	4,926,403
Almost Family Inc.(a)	56,245	935,354
Bio-Reference Laboratories Inc.(a)(b)	170,533	3,139,513
Ensign Group Inc. (The)	112,348	2,596,362
IPC The Hospitalist Co. Inc.(a)(b)	112,590	4,018,337
LHC Group Inc.(a)(b)	70,948	1,210,373
Magellan Health Services Inc.(a)	136,007	6,569,138

		23,395,480

HOME BUILDERS – 0.01%
Skyline Corp.	15,575	148,741

		148,741

HOME FURNISHINGS – 0.33%
DTS Inc.(a)	117,643	2,921,076
Universal Electronics Inc.(a)(b)	102,210	1,675,222

		4,596,298

HOUSEHOLD PRODUCTS & WARES – 0.29%
Kid Brands Inc.(a)	115,151	303,999
Prestige Brands Holdings Inc.(a)(b)	142,058	1,285,625
WD-40 Co.	61,384	2,445,538

		4,035,162

HOUSEWARES – 0.63%
National Presto Industries Inc.(b)	32,989	2,867,074
Toro Co. (The)	119,822	5,903,630

		8,770,704

INSURANCE – 0.49%
eHealth Inc.(a)(b)	146,782	2,005,042
Meadowbrook Insurance Group Inc.	111,818	996,298
Tower Group Inc.	163,929	3,747,417

		6,748,757

INTERNET – 3.47%
Blue Coat Systems Inc.(a)(b)	289,834	4,022,896
Blue Nile Inc.(a)(b)	97,784	3,449,819
comScore Inc.(a)	218,422	3,684,779
DealerTrack Holdings Inc.(a)	173,271	2,715,157
eResearchTechnology Inc.(a)	140,264	625,577
j2 Global Communications Inc.(b)	317,254	8,534,133
Liquidity Services Inc.(a)(b)	137,740	4,417,322
NutriSystem Inc.	93,329	1,130,214
Perficient Inc.(a)(b)	211,295	1,546,679
RightNow Technologies Inc.(a)(b)	175,521	5,800,969
Sourcefire Inc.(a)(b)	195,460	5,230,510
Stamps.com Inc.	82,285	1,681,905
Websense Inc.(a)(b)	272,832	4,719,994
XO Group Inc.(a)(b)	91,046	743,846

		48,303,800

Security	Shares	Value

LEISURE TIME – 0.58%
Brunswick Corp.	305,337	$4,286,931
Interval Leisure Group Inc.(a)	280,406	3,735,008

		8,021,939

LODGING – 0.02%
Monarch Casino & Resort Inc.(a)	28,086	274,681

		274,681

MACHINERY – 1.53%
Cascade Corp.	20,629	688,803
Cognex Corp.	161,492	4,378,048
Intevac Inc.(a)(b)	62,872	439,475
iRobot Corp.(a)(b)	184,120	4,632,459
Lindsay Corp.(b)	86,177	4,636,323
Robbins & Myers Inc.	125,303	4,349,267
Tennant Co.	59,819	2,115,798

		21,240,173

MANUFACTURING – 2.01%
A.O. Smith Corp.	151,680	4,858,310
AZZ Inc.	56,782	2,201,438
CLARCOR Inc.	165,884	6,864,280
EnPro Industries Inc.(a)(b)	142,041	4,215,777
ESCO Technologies Inc.	80,519	2,053,235
Koppers Holdings Inc.	55,365	1,417,898
LSB Industries Inc.(a)	68,546	1,965,214
STR Holdings Inc.(a)(b)	125,673	1,019,208
Sturm, Ruger & Co. Inc.(b)	129,641	3,368,073

		27,963,433

MEDIA – 0.41%
DG FastChannel Inc.(a)	188,137	3,188,922
Dolan Co. (The)(a)(b)	205,782	1,849,980
E.W. Scripps Co. (The) Class A(a)(b)	86,967	608,769

		5,647,671

METAL FABRICATE & HARDWARE – 0.35%
CIRCOR International Inc.	55,407	1,627,304
Haynes International Inc.	23,900	1,038,455
Kaydon Corp.	77,708	2,228,665

		4,894,424

MINING – 0.51%
AMCOL International Corp.	82,505	1,979,295
Century Aluminum Co.(a)	144,399	1,290,927
Materion Corp.(a)(b)	91,357	2,071,977
RTI International Metals Inc.(a)	74,213	1,730,647

		7,072,846

MISCELLANEOUS – MANUFACTURING – 0.11%
John Bean Technologies Corp.	110,130	1,570,454

		1,570,454

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

September 30, 2011

Security	Shares	Value
OFFICE FURNISHINGS – 0.19%
Interface Inc. Class A	221,300	$2,624,618

		2,624,618

OIL & GAS – 1.62%
Approach Resources Inc.(a)(b)	77,923	1,323,912
Contango Oil & Gas Co.(a)(b)	89,137	4,876,685
GeoResources Inc.(a)	106,548	1,895,489
Gulfport Energy Corp.(a)(b)	282,814	6,838,443
Petroleum Development Corp.(a)	54,813	1,062,824
PetroQuest Energy Inc.(a)(b)	166,419	915,304
Stone Energy Corp.(a)(b)	191,581	3,105,528
Swift Energy Co.(a)(b)	104,812	2,551,124

		22,569,309

OIL & GAS SERVICES – 1.24%
Basic Energy Services Inc.(a)(b)	78,078	1,105,585
ION Geophysical Corp.(a)	428,044	2,024,648
Lufkin Industries Inc.	114,873	6,112,392
SEACOR Holdings Inc.	99,640	7,992,124

		17,234,749

PHARMACEUTICALS – 4.88%
Cubist Pharmaceuticals Inc.(a)(b)	418,896	14,795,407
Emergent BioSolutions Inc.(a)	99,603	1,536,874
Hi-Tech Pharmacal Co. Inc.(a)	69,981	2,351,361
Medicines Co. (The)(a)	222,167	3,305,845
Neogen Corp.(a)(b)	159,749	5,546,485
Par Pharmaceutical Companies Inc.(a)	250,248	6,661,602
PetMed Express Inc.	143,316	1,289,844
Questcor Pharmaceuticals Inc.(a)	427,230	11,646,290
Salix Pharmaceuticals Ltd.(a)	405,044	11,989,302
ViroPharma Inc.(a)(b)	485,038	8,764,637

		67,887,647
REAL ESTATE – 0.12%
Forestar Group Inc.(a)(b)	149,000	1,625,590

		1,625,590

REAL ESTATE INVESTMENT TRUSTS – 8.02%
Acadia Realty Trust	163,132	3,050,568
BioMed Realty Trust Inc.	422,937	7,008,066
Colonial Properties Trust(b)	239,144	4,342,855
DiamondRock Hospitality Co.(b)	516,392	3,609,580
EastGroup Properties Inc.	104,837	3,998,483
Entertainment Properties Trust	156,742	6,109,803
Extra Space Storage Inc.	336,042	6,260,462
Getty Realty Corp.(b)	120,975	1,744,460
Healthcare Realty Trust Inc.	192,078	3,236,514
Inland Real Estate Corp.	174,406	1,273,164
Kilroy Realty Corp.	172,346	5,394,430
LaSalle Hotel Properties(b)	215,824	4,143,821
Lexington Realty Trust(b)	367,230	2,401,684
LTC Properties Inc.(b)	104,101	2,635,837
Medical Properties Trust Inc.	474,802	4,249,478
Mid-America Apartment Communities Inc.(b)	150,233	9,047,031
National Retail Properties Inc.(b)	393,847	10,582,669
Pennsylvania Real Estate Investment Trust	183,861	1,421,246

Security	Shares	Value
Post Properties Inc.	155,709	$5,409,331
PS Business Parks Inc.(b)	66,537	3,296,243
Saul Centers Inc.	47,355	1,601,073
Sovran Self Storage Inc.	74,131	2,755,449
Tanger Factory Outlet Centers Inc.	589,004	15,319,994
Universal Health Realty Income Trust(b)	38,611	1,297,716
Urstadt Biddle Properties Inc. Class A(b)	80,389	1,283,812

		111,473,769

RETAIL – 10.54%
Big 5 Sporting Goods Corp.	79,778	485,050
Biglari Holdings Inc.(a)	9,823	2,911,439
BJ’s Restaurants Inc.(a)(b)	165,200	7,286,972
Buckle Inc. (The)(b)	185,042	7,116,715
Buffalo Wild Wings Inc.(a)(b)	125,814	7,523,677
Cabela’s Inc.(a)	295,328	6,051,271
Cash America International Inc.	201,042	10,285,309
Cato Corp. (The) Class A	125,224	2,825,053
CEC Entertainment Inc.	133,043	3,787,734
Children’s Place Retail Stores Inc. (The)(a)(b)	79,409	3,694,901
Cracker Barrel Old Country Store Inc.	157,514	6,313,161
DineEquity Inc.(a)	109,408	4,211,114
EZCORP Inc.(a)(b)	297,874	8,501,324
Finish Line Inc. (The) Class A	250,863	5,014,751
First Cash Financial Services Inc.(a)(b)	211,437	8,869,782
Genesco Inc.(a)	94,494	4,869,276
Hibbett Sports Inc.(a)	183,900	6,232,371
HSN Inc.(a)	274,099	9,080,900
Jos. A. Bank Clothiers Inc.(a)	190,776	8,895,885
Kirkland’s Inc.(a)	115,981	1,063,546
Lumber Liquidators Holdings Inc.(a)(b)	190,336	2,874,074
Men’s Wearhouse Inc. (The)	193,022	5,034,014
P.F. Chang’s China Bistro Inc.	153,156	4,171,969
Papa John’s International Inc.(a)	72,663	2,208,955
rue21 Inc.(a)(b)	52,343	1,187,663
Select Comfort Corp.(a)	287,887	4,021,781
Sonic Corp.(a)	160,583	1,135,322
Texas Roadhouse Inc.	421,179	5,567,986
Vitamin Shoppe Inc.(a)(b)	71,954	2,693,958
Zumiez Inc.(a)(b)	149,398	2,615,959

		146,531,912

SAVINGS & LOANS – 0.36%
Dime Community Bancshares Inc.	84,523	856,218
Oritani Financial Corp.	220,650	2,837,559
Provident Financial Services Inc.	121,161	1,302,481

		4,996,258
SEMICONDUCTORS – 6.44%
ATMI Inc.(a)(b)	78,477	1,241,506
Cabot Microelectronics Corp.(a)(b)	107,042	3,681,174
CEVA Inc.(a)(b)	160,380	3,898,838
Cirrus Logic Inc.(a)	446,990	6,588,633
Cohu Inc.	51,435	508,178
Diodes Inc.(a)	253,227	4,537,828
Entropic Communications Inc.(a)(b)	593,758	2,452,221
Exar Corp.(a)	176,719	1,009,065
GT Advanced Technologies Inc.(a)(b)	867,727	6,091,444
Hittite Microwave Corp.(a)(b)	191,305	9,316,553
Kopin Corp.(a)(b)	463,108	1,588,460
Kulicke and Soffa Industries Inc.(a)	498,386	3,717,960
Micrel Inc.	345,294	3,269,934

26

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

September 30, 2011

Security	Shares	Value
Microsemi Corp.(a)	291,237	$4,653,967
MKS Instruments Inc.	133,087	2,889,319
Monolithic Power Systems Inc.(a)(b)	202,289	2,059,302
Nanometrics Inc.(a)	116,417	1,688,047
Pericom Semiconductor Corp.(a)(b)	96,844	717,614
Power Integrations Inc.(b)	199,278	6,099,900
Rubicon Technology Inc.(a)(b)	121,061	1,323,197
Rudolph Technologies Inc.(a)(b)	90,363	604,528
Standard Microsystems Corp.(a)(b)	66,935	1,298,539
Supertex Inc.(a)	32,038	554,257
Tessera Technologies Inc.(a)	207,285	2,474,983
TriQuint Semiconductor Inc.(a)	1,129,661	5,670,898
Ultratech Inc.(a)	84,447	1,448,266
Veeco Instruments Inc.(a)(b)	281,454	6,867,478
Volterra Semiconductor Corp.(a)	170,062	3,270,292

		89,522,381

SOFTWARE – 6.52%
Blackbaud Inc.	305,854	6,811,369
Bottomline Technologies Inc.(a)(b)	246,244	4,959,354
CommVault Systems Inc.(a)(b)	305,220	11,311,453
Computer Programs and Systems Inc.	75,842	5,016,948
CSG Systems International Inc.(a)(b)	237,166	2,997,778
Ebix Inc.(a)(b)	220,663	3,243,746
Interactive Intelligence Group Inc.(a)(b)	98,143	2,664,582
JDA Software Group Inc.(a)	291,581	6,834,659
MicroStrategy Inc. Class A(a)(b)	55,067	6,281,493
Monotype Imaging Holdings Inc.(a)(b)	183,265	2,223,004
Omnicell Inc.(a)	113,073	1,558,146
Progress Software Corp.(a)(b)	458,337	8,043,814
Quality Systems Inc.(b)	134,565	13,052,805
Smith Micro Software Inc.(a)	222,089	337,575
Synchronoss Technologies Inc.(a)(b)	182,872	4,555,342
Take-Two Interactive Software Inc.(a)	267,594	3,403,796
Taleo Corp. Class A(a)	283,251	7,285,216

		90,581,080

STORAGE & WAREHOUSING – 0.15%
Mobile Mini Inc.(a)(b)	128,498	2,112,507

		2,112,507

TELECOMMUNICATIONS – 2.52%
Atlantic Tele-Network Inc.	63,540	2,089,195
Cbeyond Inc.(a)	209,546	1,479,395
General Communication Inc. Class A(a)	143,012	1,172,698
Harmonic Inc.(a)(b)	355,345	1,513,770
LogMeIn Inc.(a)	78,012	2,590,779
NETGEAR Inc.(a)(b)	256,968	6,652,902
Network Equipment Technologies Inc.(a)	96,828	187,846
Neutral Tandem Inc.(a)	215,349	2,084,578
Newport Corp.(a)(b)	139,349	1,506,363
Novatel Wireless Inc.(a)	220,130	664,793
NTELOS Holdings Corp.	113,191	2,006,876
Oplink Communications Inc.(a)	134,001	2,028,775
Symmetricom Inc.(a)	148,785	645,727
USA Mobility Inc.	59,496	785,347
ViaSat Inc.(a)(b)	288,822	9,620,661

		35,029,705

Security	Shares	Value

TEXTILES – 0.18%
UniFirst Corp.	54,616	$2,473,559

		2,473,559

TOYS, GAMES & HOBBIES – 0.10%
JAKKS Pacific Inc.	70,899	1,343,536

		1,343,536

TRANSPORTATION – 1.14%
Forward Air Corp.	117,330	2,986,048
Heartland Express Inc.	176,760	2,396,866
Hub Group Inc. Class A(a)(b)	105,381	2,979,121
Knight Transportation Inc.	200,144	2,663,917
Old Dominion Freight Line Inc.(a)(b)	167,917	4,864,555

		15,890,507

WATER – 0.17%
American States Water Co.	67,891	2,303,542

		2,303,542

TOTAL COMMON STOCKS (Cost: $1,493,175,368)		1,388,345,877

SHORT-TERM INVESTMENTS – 19.11%

MONEY MARKET FUNDS – 19.11%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%(c)(d)(e)	243,861,445	243,861,445
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%(c)(d)(e)	20,655,835	20,655,835
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(c)(d)	1,141,084	1,141,084

		265,658,364

TOTAL SHORT-TERM INVESTMENTS
(Cost: $265,658,364)		265,658,364

TOTAL INVESTMENTS IN SECURITIES – 118.98% (Cost: $1,758,833,732)		1,654,004,241

Other Assets, Less Liabilities – (18.98)%		(263,862,070)

NET ASSETS – 100.00%		$1,390,142,171

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iShares® S&P SmallCap 600 Value Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.19%
Harte-Hanks Inc.	307,286	$2,605,785

		2,605,785

AEROSPACE & DEFENSE – 3.46%
AAR Corp.	277,281	4,622,274
AeroVironment Inc.(a)(b)	68,347	1,923,968
Curtiss-Wright Corp.	325,578	9,386,414
GenCorp Inc.(a)(b)	410,639	1,843,769
Kaman Corp.	184,135	5,128,160
Moog Inc. Class A(a)(b)	320,657	10,459,831
Orbital Sciences Corp.(a)	192,100	2,458,880
Teledyne Technologies Inc.(a)(b)	256,918	12,553,014

		48,376,310

AGRICULTURE – 0.25%
Alliance One International Inc.(a)(b)	609,226	1,486,511
Andersons Inc. (The)	61,134	2,057,771

		3,544,282

AIRLINES – 0.30%
SkyWest Inc.	362,566	4,173,135

		4,173,135

APPAREL – 1.18%
K-Swiss Inc. Class A(a)(b)	191,892	815,541
Liz Claiborne Inc.(a)(b)	443,134	2,215,670
Oxford Industries Inc.	45,540	1,562,022
Perry Ellis International Inc.(a)(b)	39,868	749,518
Quiksilver Inc.(a)(b)	864,399	2,636,417
SKECHERS U.S.A. Inc. Class A(a)(b)	257,985	3,619,530
Wolverine World Wide Inc.	148,077	4,923,560

		16,522,258

AUTO PARTS & EQUIPMENT – 0.31%
Spartan Motors Inc.	233,952	966,222
Standard Motor Products Inc.	137,708	1,786,072
Superior Industries International Inc.	105,782	1,634,332

		4,386,626

BANKS – 8.76%
Bank Mutual Corp.	323,901	845,382
Bank of the Ozarks Inc.	77,531	1,622,724
Boston Private Financial Holdings Inc.	545,417	3,207,052
City Holding Co.	105,452	2,846,150
Columbia Banking System Inc.	276,022	3,952,635
Community Bank System Inc.	164,635	3,735,568
F.N.B. Corp.	887,404	7,605,052
First BanCorp (Puerto Rico)(a)(b)	149,874	419,647
First Commonwealth Financial Corp.	733,389	2,713,539
First Financial Bancorp	219,906	3,034,703

Security	Shares	Value
First Financial Bankshares Inc.(b)	123,106	$3,220,453
First Midwest Bancorp Inc.	520,477	3,809,892
Glacier Bancorp Inc.	502,514	4,708,556
Hanmi Financial Corp.(a)(b)	1,059,916	879,730
Home Bancshares Inc.	157,391	3,339,837
Independent Bank Corp. (Massachusetts)	150,034	3,261,739
Nara Bancorp Inc.(a)	266,529	1,617,831
National Penn Bancshares Inc.	592,441	4,153,011
NBT Bancorp Inc.	234,758	4,371,194
Old National Bancorp	661,995	6,169,793
PacWest Bancorp	234,323	3,266,463
Pinnacle Financial Partners Inc.(a)	238,667	2,611,017
PrivateBancorp Inc.	416,564	3,132,561
S&T Bancorp Inc.	196,281	3,171,901
Simmons First National Corp. Class A	121,294	2,632,080
Sterling Bancorp	216,363	1,570,795
Susquehanna Bancshares Inc.	909,053	4,972,520
Texas Capital Bancshares Inc.(a)(b)	260,819	5,959,714
Tompkins Financial Corp.	33,108	1,184,604
TrustCo Bank Corp. NY	651,195	2,904,330
UMB Financial Corp.	142,566	4,573,517
Umpqua Holdings Corp.	800,215	7,033,890
United Bankshares Inc.(b)	270,100	5,426,309
United Community Banks Inc.(a)(b)	132,820	1,127,642
Wilshire Bancorp Inc.(a)	419,356	1,149,036
Wintrust Financial Corp.(b)	248,275	6,407,978

		122,638,845

BIOTECHNOLOGY – 0.34%
Affymetrix Inc.(a)(b)	491,966	2,410,633
Cambrex Corp.(a)(b)	206,145	1,038,971
CryoLife Inc.(a)(b)	118,907	533,893
Savient Pharmaceuticals Inc.(a)(b)	185,132	759,041

		4,742,538

BUILDING MATERIALS – 2.23%
AAON Inc.(b)	52,538	827,473
Apogee Enterprises Inc.	196,637	1,689,112
Comfort Systems USA Inc.	264,140	2,197,645
Drew Industries Inc.	132,800	2,653,344
Eagle Materials Inc.	216,552	3,605,591
NCI Building Systems Inc.(a)(b)	104,593	790,723
Quanex Building Products Corp.	264,532	2,896,625
Simpson Manufacturing Co. Inc.	283,330	7,063,417
Texas Industries Inc.(b)	194,835	6,184,063
Universal Forest Products Inc.	136,474	3,282,200

		31,190,193

CHEMICALS – 2.42%
A. Schulman Inc.	215,522	3,661,719
American Vanguard Corp.	162,596	1,814,571
Arch Chemicals Inc.	176,843	8,297,474
H.B. Fuller Co.	344,818	6,282,584
Kraton Performance Polymers Inc.(a)	136,775	2,213,020
OM Group Inc.(a)	97,152	2,523,037
PolyOne Corp.	265,474	2,843,227
Stepan Co.	57,530	3,864,865
Zep Inc.	153,517	2,305,825

		33,806,322

28

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

September 30, 2011

Security	Shares	Value

COMMERCIAL SERVICES – 4.06%
ABM Industries Inc.	334,091	$6,367,775
AMN Healthcare Services Inc.(a)(b)	282,734	1,133,763
CDI Corp.	89,958	960,751
Corinthian Colleges Inc.(a)(b)	593,824	926,365
Cross Country Healthcare Inc.(a)(b)	218,792	914,551
GEO Group Inc. (The)(a)	454,471	8,434,982
Heartland Payment Systems Inc.	274,042	5,404,108
Heidrick & Struggles International Inc.	124,751	2,052,154
Hillenbrand Inc.	240,991	4,434,234
Insperity Inc.	80,530	1,791,793
Kelly Services Inc. Class A(b)	198,224	2,259,754
Lincoln Educational Services Corp.	57,225	462,950
Live Nation Entertainment Inc.(a)	1,030,659	8,255,579
Midas Inc.(a)	101,030	828,446
Navigant Consulting Inc.(a)(b)	365,172	3,385,144
On Assignment Inc.(a)(b)	259,060	1,831,554
Resources Connection Inc.	209,827	2,052,108
TeleTech Holdings Inc.(a)(b)	60,754	925,891
TrueBlue Inc.(a)(b)	175,063	1,983,464
Viad Corp.	142,441	2,418,648

		56,824,014

COMPUTERS – 1.71%
Agilysys Inc.(a)	108,026	770,225
CACI International Inc. Class A(a)(b)	212,288	10,601,663
CIBER Inc.(a)(b)	503,991	1,527,093
Insight Enterprises Inc.(a)(b)	316,504	4,791,870
MTS Systems Corp.	55,917	1,713,297
NCI Inc. Class A(a)(b)	21,769	259,704
RadiSys Corp.(a)	93,863	574,442
Sigma Designs Inc.(a)(b)	76,909	602,966
Super Micro Computer Inc.(a)(b)	83,405	1,045,065
Sykes Enterprises Inc.(a)(b)	140,568	2,101,492

		23,987,817

DISTRIBUTION & WHOLESALE – 1.95%
Brightpoint Inc.(a)(b)	476,530	4,388,841
Pool Corp.	337,393	8,832,949
ScanSource Inc.(a)(b)	189,571	5,603,719
United Stationers Inc.	310,323	8,456,302

		27,281,811

DIVERSIFIED FINANCIAL SERVICES – 1.08%
Calamos Asset Management Inc. Class A	93,051	931,441
Encore Capital Group Inc.(a)	28,337	619,163
Financial Engines Inc.(a)(b)	124,902	2,261,975
Interactive Brokers Group Inc. Class A	270,673	3,770,475
Investment Technology Group Inc.(a)(b)	286,661	2,806,411
National Financial Partners Corp.(a)(b)	161,653	1,768,484
Piper Jaffray Companies Inc.(a)	108,845	1,951,591
SWS Group Inc.	205,104	961,938

		15,071,478

ELECTRIC – 4.36%
ALLETE Inc.	224,100	8,208,783
Avista Corp.	405,041	9,660,228
Central Vermont Public Service Corp.	93,813	3,303,156
CH Energy Group Inc.	107,815	5,624,708

Security	Shares	Value
El Paso Electric Co.	160,725	$5,157,665
NorthWestern Corp.	253,313	8,090,817
UIL Holdings Corp.	353,046	11,625,805
UniSource Energy Corp.	257,756	9,302,414

		60,973,576

ELECTRICAL COMPONENTS & EQUIPMENT – 0.89%
Advanced Energy Industries Inc.(a)(b)	195,323	1,683,684
Belden Inc.	179,000	4,616,410
Encore Wire Corp.	133,520	2,747,842
Greatbatch Inc.(a)(b)	70,475	1,410,205
Powell Industries Inc.(a)(b)	62,428	1,933,395

		12,391,536

ELECTRONICS – 4.21%
Analogic Corp.	36,875	1,674,494
Badger Meter Inc.	47,586	1,376,663
Bel Fuse Inc. Class B	71,183	1,109,743
Benchmark Electronics Inc.(a)(b)	416,387	5,417,195
Brady Corp. Class A	368,944	9,751,190
Checkpoint Systems Inc.(a)(b)	280,241	3,805,673
CTS Corp.	240,729	1,957,127
Cubic Corp.	39,731	1,552,290
Cymer Inc.(a)(b)	125,925	4,681,891
Daktronics Inc.	146,500	1,256,970
Electro Scientific Industries Inc.(a)(b)	109,836	1,305,950
FARO Technologies Inc.(a)(b)	58,113	1,833,465
FEI Co.(a)(b)	158,694	4,754,472
LoJack Corp.(a)	82,621	261,909
Methode Electronics Inc.	258,918	1,923,761
OYO Geospace Corp.(a)	9,788	550,966
Park Electrochemical Corp.	94,217	2,013,417
Plexus Corp.(a)(b)	104,048	2,353,566
Pulse Electronics Corp.	195,996	560,549
Rofin-Sinar Technologies Inc.(a)(b)	121,444	2,331,725
Rogers Corp.(a)(b)	72,988	2,856,020
Watts Water Technologies Inc. Class A	208,109	5,546,105

		58,875,141

ENERGY – ALTERNATE SOURCES – 0.04%
Headwaters Inc.(a)	426,815	614,614

		614,614

ENGINEERING & CONSTRUCTION – 1.16%
Dycom Industries Inc.(a)(b)	234,069	3,581,255
EMCOR Group Inc.(a)(b)	467,381	9,501,856
Insituform Technologies Inc. Class A(a)(b)	275,955	3,195,559

		16,278,670

ENTERTAINMENT – 0.26%
Pinnacle Entertainment Inc.(a)(b)	241,614	2,193,855
Shuffle Master Inc.(a)	170,527	1,434,132

		3,627,987

ENVIRONMENTAL CONTROL – 0.46%
Calgon Carbon Corp.(a)	205,348	2,991,920
Tetra Tech Inc.(a)(b)	187,778	3,518,960

		6,510,880

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

September 30, 2011

Security	Shares	Value

FOOD – 2.63%
B&G Foods Inc. Class A	140,719	$2,347,193
Cal-Maine Foods Inc.	37,093	1,165,833
Diamond Foods Inc.(b)	61,551	4,911,154
Hain Celestial Group Inc.(a)(b)	187,111	5,716,241
J&J Snack Foods Corp.	41,230	1,981,102
Nash-Finch Co.	84,861	2,285,307
Sanderson Farms Inc.(b)	131,519	6,247,152
Seneca Foods Corp. Class A(a)	64,076	1,268,705
Snyders-Lance Inc.	159,867	3,333,227
Spartan Stores Inc.	159,901	2,475,267
United Natural Foods Inc.(a)(b)	135,503	5,019,031

		36,750,212

FOREST PRODUCTS & PAPER – 0.84%
Clearwater Paper Corp.(a)	160,973	5,469,862
Deltic Timber Corp.	43,141	2,574,655
Neenah Paper Inc.	104,882	1,487,227
Wausau Paper Corp.	343,867	2,197,310

		11,729,054

GAS – 3.61%
Laclede Group Inc. (The)	156,705	6,072,319
New Jersey Resources Corp.	289,428	12,320,950
Northwest Natural Gas Co.	119,282	5,260,336
Piedmont Natural Gas Co.	321,789	9,296,484
South Jersey Industries Inc.	119,613	5,950,747
Southwest Gas Corp.	320,467	11,591,291

		50,492,127

HEALTH CARE – PRODUCTS – 2.37%
Cantel Medical Corp.	28,825	608,784
CONMED Corp.(a)(b)	199,632	4,593,532
Hanger Orthopedic Group Inc.(a)(b)	234,140	4,422,905
ICU Medical Inc.(a)(b)	43,857	1,613,938
Invacare Corp.	223,290	5,144,602
LCA-Vision Inc.(a)	84,477	180,781
Meridian Bioscience Inc.(b)	120,582	1,897,961
Merit Medical Systems Inc.(a)(b)	120,204	1,579,480
Natus Medical Inc.(a)(b)	86,270	820,428
Palomar Medical Technologies Inc.(a)(b)	94,727	746,449
PSS World Medical Inc.(a)(b)	171,399	3,374,846
SonoSite Inc.(a)	27,695	840,266
SurModics Inc.(a)	46,245	420,829
Symmetry Medical Inc.(a)(b)	254,039	1,961,181
West Pharmaceutical Services Inc.	134,113	4,975,592

		33,181,574

HEALTH CARE – SERVICES – 2.20%
Amedisys Inc.(a)(b)	204,537	3,031,238
AmSurg Corp.(a)(b)	218,639	4,919,378
Centene Corp.(a)(b)	351,447	10,075,985
Gentiva Health Services Inc.(a)(b)	214,269	1,182,765
Healthways Inc.(a)(b)	235,640	2,316,341
LHC Group Inc.(a)(b)	37,742	643,879
Magellan Health Services Inc.(a)(b)	74,661	3,606,126
MedCath Corp.(a)	142,924	1,983,785

Security	Shares	Value
Molina Healthcare Inc.(a)	199,629	$3,082,272

		30,841,769

HOME BUILDERS – 0.51%
M/I Homes Inc.(a)	131,152	788,224
Meritage Homes Corp.(a)	194,835	2,949,802
Skyline Corp.	33,068	315,799
Standard-Pacific Corp.(a)(b)	705,075	1,741,535
Winnebago Industries Inc.(a)(b)	203,833	1,410,524

		7,205,884

HOME FURNISHINGS – 0.42%
Audiovox Corp. Class A(a)(b)	131,618	722,583
Ethan Allen Interiors Inc.	181,174	2,465,778
La-Z-Boy Inc.(a)(b)	363,916	2,696,618

		5,884,979

HOUSEHOLD PRODUCTS & WARES – 1.00%
Blyth Inc.	36,351	2,015,663
Central Garden & Pet Co. Class A(a)(b)	328,852	2,328,272
Helen of Troy Ltd.(a)(b)	215,900	5,423,408
Prestige Brands Holdings Inc.(a)(b)	208,005	1,882,445
Standard Register Co. (The)	85,926	217,393
WD-40 Co.	53,267	2,122,157

		13,989,338

HOUSEWARES – 0.32%
Toro Co. (The)	92,134	4,539,442

		4,539,442

INSURANCE – 4.76%
Amerisafe Inc.(a)	128,792	2,371,061
Delphi Financial Group Inc. Class A	384,344	8,271,083
Employers Holdings Inc.	240,993	3,075,071
Horace Mann Educators Corp.	279,031	3,183,744
Infinity Property and Casualty Corp.	85,422	4,482,946
Meadowbrook Insurance Group Inc.	255,111	2,273,039
Navigators Group Inc. (The)(a)(b)	80,420	3,474,144
Presidential Life Corp.	149,065	1,225,314
ProAssurance Corp.(b)	213,667	15,388,297
RLI Corp.	116,298	7,394,227
Safety Insurance Group Inc.	106,141	4,015,314
Selective Insurance Group Inc.	378,473	4,939,073
Stewart Information Services Corp.	135,091	1,194,204
Tower Group Inc.	121,049	2,767,180
United Fire & Casualty Co.	146,562	2,592,682

		66,647,379

INTERNET – 0.78%
DealerTrack Holdings Inc.(a)	112,962	1,770,115
eResearchTechnology Inc.(a)(b)	162,806	726,115
InfoSpace Inc.(a)(b)	266,760	2,230,114
NutriSystem Inc.	99,663	1,206,919
PCTEL Inc.(a)	129,832	798,467
United Online Inc.	619,919	3,242,176
XO Group Inc.(a)(b)	118,950	971,821

		10,945,727

30

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

September 30, 2011

Security	Shares	Value
INVESTMENT COMPANIES – 0.46%
Prospect Capital Corp.(b)	763,729	$6,422,961

		6,422,961

IRON & STEEL – 0.20%
Gibraltar Industries Inc.(a)(b)	212,765	1,727,652
Olympic Steel Inc.(b)	64,116	1,086,125

		2,813,777

LEISURE TIME – 0.62%
Arctic Cat Inc.(a)	85,265	1,235,490
Brunswick Corp.	311,227	4,369,627
Callaway Golf Co.	451,834	2,335,982
Multimedia Games Holding Co. Inc.(a)	186,496	753,444

		8,694,543

LODGING – 0.27%
Boyd Gaming Corp.(a)(b)	380,181	1,862,887
Marcus Corp.	141,671	1,409,626
Monarch Casino & Resort Inc.(a)	51,583	504,482

		3,776,995

MACHINERY – 2.68%
Albany International Corp. Class A	196,476	3,585,687
Applied Industrial Technologies Inc.	297,669	8,084,690
Astec Industries Inc.(a)(b)	139,505	4,084,706
Briggs & Stratton Corp.	353,491	4,775,664
Cascade Corp.	39,308	1,312,494
Cognex Corp.	129,357	3,506,868
Gerber Scientific Inc. Escrow(a)(c)	177,368	1,774
Intermec Inc.(a)	358,026	2,334,330
Intevac Inc.(a)(b)	96,314	673,235
Robbins & Myers Inc.	191,534	6,648,145
Tennant Co.	71,471	2,527,929

		37,535,522

MANUFACTURING – 3.88%
A.O. Smith Corp.	116,642	3,736,043
Actuant Corp. Class A	479,387	9,467,893
AZZ Inc.	29,871	1,158,099
Barnes Group Inc.	334,295	6,435,179
Ceradyne Inc.(a)(b)	173,863	4,675,176
CLARCOR Inc.	183,125	7,577,712
ESCO Technologies Inc.	104,196	2,656,998
Federal Signal Corp.	434,902	1,922,267
Griffon Corp.(a)	331,823	2,714,312
Koppers Holdings Inc.	87,879	2,250,581
LSB Industries Inc.(a)	59,428	1,703,801
Lydall Inc.(a)	120,087	1,068,774
Myers Industries Inc.	242,746	2,463,872
Standex International Corp.	88,275	2,748,001
STR Holdings Inc.(a)(b)	157,589	1,278,047
Tredegar Corp.	163,402	2,423,252

		54,280,007

Security	Shares	Value
MEDIA – 0.07%
E.W. Scripps Co. (The) Class A(a)	139,585	$977,095

		977,095

METAL FABRICATE & HARDWARE – 1.47%
A.M. Castle & Co.(a)(b)	116,108	1,270,221
CIRCOR International Inc.	63,952	1,878,270
Haynes International Inc.	59,951	2,604,871
Kaydon Corp.	146,828	4,211,027
Lawson Products Inc.	26,653	360,349
Mueller Industries Inc.	264,746	10,216,548

		20,541,286

MINING – 0.97%
AMCOL International Corp.(b)	90,910	2,180,931
Century Aluminum Co.(a)(b)	250,481	2,239,300
Kaiser Aluminum Corp.	110,503	4,893,073
Materion Corp.(a)(b)	50,082	1,135,860
RTI International Metals Inc.(a)	135,053	3,149,436

		13,598,600

MISCELLANEOUS – MANUFACTURING – 0.09%
John Bean Technologies Corp.	88,212	1,257,903

		1,257,903

OFFICE FURNISHINGS – 0.15%
Interface Inc. Class A	177,278	2,102,517

		2,102,517

OIL & GAS – 1.23%
Approach Resources Inc.(a)(b)	83,231	1,414,095
GeoResources Inc.(a)	30,773	547,452
Penn Virginia Corp.	319,639	1,780,389
Petroleum Development Corp.(a)(b)	108,869	2,110,970
PetroQuest Energy Inc.(a)(b)	224,145	1,232,797
Pioneer Drilling Co.(a)	430,783	3,093,022
Stone Energy Corp.(a)(b)	147,381	2,389,046
Swift Energy Co.(a)(b)	189,906	4,622,312

		17,190,083

OIL & GAS SERVICES – 2.94%
Basic Energy Services Inc.(a)	124,912	1,768,754
Gulf Island Fabrication Inc.	100,364	2,075,527
Hornbeck Offshore Services Inc.(a)(b)	165,500	4,122,605
ION Geophysical Corp.(a)(b)	453,645	2,145,741
Lufkin Industries Inc.	95,791	5,097,039
Matrix Service Co.(a)(b)	185,416	1,577,890
SEACOR Holdings Inc.	50,027	4,012,666
Tetra Technologies Inc.(a)(b)	539,329	4,163,620
World Fuel Services Corp.	496,841	16,221,859

		41,185,701

PHARMACEUTICALS – 0.45%
Emergent BioSolutions Inc.(a)	71,012	1,095,715
Medicines Co. (The)(a)	151,068	2,247,892

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

September 30, 2011

Security	Shares	Value
PharMerica Corp.(a)	205,419	$2,931,329

		6,274,936

REAL ESTATE – 0.08%
Forestar Group Inc.(a)(b)	96,930	1,057,506

		1,057,506

REAL ESTATE INVESTMENT TRUSTS – 8.09%
Acadia Realty Trust	115,634	2,162,356
BioMed Realty Trust Inc.	485,991	8,052,871
Cedar Shopping Centers Inc.	390,375	1,214,066
Colonial Properties Trust(b)	365,554	6,638,461
DiamondRock Hospitality Co.(b)	643,312	4,496,751
EastGroup Properties Inc.	80,636	3,075,457
Entertainment Properties Trust	166,253	6,480,542
Extra Space Storage Inc.	316,127	5,889,446
Franklin Street Properties Corp.(b)	495,022	5,598,699
Getty Realty Corp.	66,306	956,133
Healthcare Realty Trust Inc.(b)	348,012	5,864,002
Inland Real Estate Corp.	362,098	2,643,315
Kilroy Realty Corp.	232,807	7,286,859
Kite Realty Group Trust	444,845	1,628,133
LaSalle Hotel Properties(b)	374,477	7,189,958
Lexington Realty Trust(b)	585,529	3,829,360
LTC Properties Inc.(b)	106,056	2,685,338
Medical Properties Trust Inc.	296,750	2,655,912
Mid-America Apartment Communities Inc.(b)	106,391	6,406,866
National Retail Properties Inc.(b)	256,604	6,894,949
Parkway Properties Inc.	154,728	1,703,555
Pennsylvania Real Estate Investment Trust	202,574	1,565,897
Post Properties Inc.(b)	193,940	6,737,476
PS Business Parks Inc.(b)	65,180	3,229,017
Saul Centers Inc.	32,348	1,093,686
Sovran Self Storage Inc.	118,094	4,389,554
Universal Health Realty Income Trust	48,327	1,624,270
Urstadt Biddle Properties Inc. Class A(b)	79,081	1,262,924

		113,255,853

RETAIL – 6.41%
Big 5 Sporting Goods Corp.	72,677	441,876
Brown Shoe Co. Inc.(b)	293,501	2,089,727
Casey’s General Stores Inc.	265,736	11,599,376
Cato Corp. (The) Class A	78,278	1,765,952
Children’s Place Retail Stores Inc. (The)(a)(b)	95,019	4,421,234
Christopher & Banks Corp.	250,877	885,596
Coldwater Creek Inc.(a)(b)	429,549	536,936
Finish Line Inc. (The) Class A	120,391	2,406,616
Fred’s Inc. Class A	269,422	2,872,038
Genesco Inc.(a)	72,667	3,744,530
Group 1 Automotive Inc.(b)	165,178	5,872,078
Haverty Furniture Companies Inc.	133,650	1,335,163
Hot Topic Inc.	314,016	2,395,942
Jack in the Box Inc.(a)(b)	324,063	6,455,335
Lithia Motors Inc. Class A	153,883	2,212,838
MarineMax Inc.(a)	162,959	1,054,345
Men’s Wearhouse Inc. (The)	160,972	4,198,150
Movado Group Inc.	121,772	1,483,183
O’Charley’s Inc.(a)(b)	130,414	774,659
OfficeMax Inc.(a)(b)	601,149	2,915,573
Papa John’s International Inc.(a)(b)	60,538	1,840,355
Pep Boys - Manny, Moe & Jack (The)	368,140	3,633,542
Red Robin Gourmet Burgers Inc.(a)	80,662	1,943,148

Security	Shares	Value
Ruby Tuesday Inc.(a)(b)	441,037	$3,157,825
rue21 Inc.(a)(b)	55,874	1,267,781
Ruth’s Hospitality Group Inc.(a)	245,507	1,053,225
School Specialty Inc.(a)(b)	113,136	806,660
Select Comfort Corp.(a)	97,951	1,368,375
Sonic Automotive Inc.	244,688	2,640,184
Sonic Corp.(a)	268,558	1,898,705
Stage Stores Inc.	217,467	3,016,267
Stein Mart Inc.	191,671	1,197,944
Tuesday Morning Corp.(a)	302,352	1,064,279
Vitamin Shoppe Inc.(a)	130,254	4,876,710
Zale Corp.(a)(b)	183,378	522,627

		89,748,774

SAVINGS & LOANS – 1.24%
Brookline Bancorp Inc.	413,823	3,190,575
Dime Community Bancshares Inc.	109,783	1,112,102
Northwest Bancshares Inc.	721,482	8,592,851
Oritani Financial Corp.	132,226	1,700,426
Provident Financial Services Inc.	252,031	2,709,333

		17,305,287

SEMICONDUCTORS – 2.02%
ATMI Inc.(a)(b)	141,749	2,242,469
Brooks Automation Inc.(b)	461,672	3,762,627
Cabot Microelectronics Corp.(a)(b)	53,787	1,849,735
Cohu Inc.	116,643	1,152,433
DSP Group Inc.(a)(b)	161,919	955,322
Exar Corp.(a)(b)	131,751	752,298
Microsemi Corp.(a)(b)	308,945	4,936,941
MKS Instruments Inc.	230,933	5,013,555
Pericom Semiconductor Corp.(a)(b)	72,204	535,032
Rudolph Technologies Inc.(a)(b)	131,478	879,588
Standard Microsystems Corp.(a)(b)	93,993	1,823,464
Supertex Inc.(a)	55,803	965,392
Tessera Technologies Inc.(a)	146,970	1,754,822
Ultratech Inc.(a)(b)	93,351	1,600,970

		28,224,648

SOFTWARE – 1.32%
Avid Technology Inc.(a)(b)	204,884	1,585,802
Digi International Inc.(a)(b)	178,609	1,964,699
EPIQ Systems Inc.	222,120	2,783,164
Monotype Imaging Holdings Inc.(a)(b)	65,668	796,553
Omnicell Inc.(a)	115,903	1,597,143
SYNNEX Corp.(a)(b)	178,476	4,676,071
Take-Two Interactive Software Inc.(a)	333,388	4,240,695
THQ Inc.(a)(b)	478,897	828,492

		18,472,619

STORAGE & WAREHOUSING – 0.14%
Mobile Mini Inc.(a)	120,774	1,985,525

		1,985,525

TELECOMMUNICATIONS – 3.08%
Anixter International Inc.	204,746	9,713,150
ARRIS Group Inc.(a)(b)	833,798	8,588,119
Black Box Corp.	126,128	2,692,833
Cincinnati Bell Inc.(a)(b)	1,390,025	4,295,177

32

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

September 30, 2011

Security	Shares	Value
Comtech Telecommunications Corp.	181,950	$5,110,976
General Communication Inc. Class A(a)	106,379	872,308
Harmonic Inc.(a)(b)	445,077	1,896,028
LogMeIn Inc.(a)	67,715	2,248,815
Network Equipment Technologies Inc.(a)(b)	106,376	206,369
Newport Corp.(a)(b)	120,870	1,306,605
NTELOS Holdings Corp.	94,195	1,670,077
Symmetricom Inc.(a)	147,906	641,912
Tekelec(a)(b)	430,218	2,598,517
USA Mobility Inc.	94,374	1,245,737

		43,086,623

TEXTILES – 0.40%
G&K Services Inc. Class A	130,938	3,344,156
UniFirst Corp.	51,347	2,325,506

		5,669,662

TOYS, GAMES & HOBBIES – 0.16%
JAKKS Pacific Inc.	117,914	2,234,470

		2,234,470

TRANSPORTATION – 2.21%
Arkansas Best Corp.	177,699	2,869,839
Bristow Group Inc.	255,405	10,836,834
Forward Air Corp.	86,664	2,205,599
Heartland Express Inc.	238,464	3,233,572
Hub Group Inc. Class A(a)(b)	154,573	4,369,779
Knight Transportation Inc.	212,259	2,825,167
Old Dominion Freight Line Inc.(a)(b)	157,988	4,576,912

		30,917,702

WATER – 0.15%
American States Water Co.	61,416	2,083,845

		2,083,845

TOTAL COMMON STOCKS (Cost: $1,637,210,433)		1,397,325,743

SHORT-TERM INVESTMENTS – 18.81%

MONEY MARKET FUNDS – 18.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	241,112,026	241,112,026
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	20,422,951	20,422,951

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	1,664,870	$1,664,870

		263,199,847

TOTAL SHORT-TERM INVESTMENTS (Cost: $263,199,847)		263,199,847

TOTAL INVESTMENTS IN SECURITIES – 118.65% (Cost: $1,900,410,280)		1,660,525,590

Other Assets, Less Liabilities – (18.65)%		(261,028,631)

NET ASSETS – 100.00%		$1,399,496,959

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.13%
Harte-Hanks Inc.	1,062	$9,006
Interpublic Group of Companies Inc. (The)	11,144	80,238
Lamar Advertising Co. Class A(a)(b)	1,382	23,535
Omnicom Group Inc.	6,520	240,197

		352,976

AEROSPACE & DEFENSE – 1.92%
AAR Corp.	925	15,420
AeroVironment Inc.(a)(b)	440	12,386
Alliant Techsystems Inc.	765	41,700
BE Aerospace Inc.(a)(b)	2,403	79,563
Boeing Co. (The)	17,212	1,041,498
Curtiss-Wright Corp.	1,080	31,136
Esterline Technologies Corp.(a)(b)	711	36,858
GenCorp Inc.(a)(b)	1,411	6,335
General Dynamics Corp.	8,400	477,876
Goodrich Corp.	2,903	350,334
Kaman Corp.	606	16,877
L-3 Communications Holdings Inc.	2,458	152,322
Lockheed Martin Corp.	6,391	464,242
Moog Inc. Class A(a)(b)	1,071	34,936
Northrop Grumman Corp.	6,453	336,589
Orbital Sciences Corp.(a)(b)	1,362	17,434
Raytheon Co.	8,196	334,971
Rockwell Collins Inc.	3,593	189,567
Teledyne Technologies Inc.(a)(b)	865	42,264
Triumph Group Inc.	894	43,574
United Technologies Corp.	21,141	1,487,481

		5,213,363

AGRICULTURE – 2.09%
Alliance One International Inc.(a)(b)	2,085	5,087
Altria Group Inc.	48,200	1,292,242
Andersons Inc. (The)	427	14,373
Archer-Daniels-Midland Co.	15,682	389,071
Lorillard Inc.	3,214	355,790
Monsanto Co.	12,419	745,637
Philip Morris International Inc.	40,845	2,547,911
Reynolds American Inc.	7,838	293,768
Universal Corp.	548	19,651

		5,663,530

AIRLINES – 0.09%
Alaska Air Group Inc.(a)	846	47,621
Allegiant Travel Co.(a)	346	16,307
JetBlue Airways Corp.(a)(b)	4,739	19,430
SkyWest Inc.	1,190	13,697
Southwest Airlines Co.	18,770	150,911

		247,966

APPAREL – 0.75%
Carter’s Inc.(a)(b)	1,189	36,312

Security	Shares	Value
Coach Inc.	6,710	$347,779
Crocs Inc.(a)(b)	2,100	49,707
Deckers Outdoor Corp.(a)(b)	901	84,027
Guess? Inc.	1,569	44,701
Hanesbrands Inc.(a)(b)	2,278	56,973
Iconix Brand Group Inc.(a)	1,726	27,271
K-Swiss Inc. Class A(a)	665	2,826
Liz Claiborne Inc.(a)(b)	2,205	11,025
Maidenform Brands Inc.(a)(b)	547	12,805
Nike Inc. Class B	8,822	754,369
Oxford Industries Inc.	324	11,113
Perry Ellis International Inc.(a)(b)	299	5,621
Quiksilver Inc.(a)(b)	2,939	8,964
Ralph Lauren Corp.	1,496	194,031
SKECHERS U.S.A. Inc. Class A(a)	880	12,347
Steven Madden Ltd.(a)(b)	890	26,789
True Religion Apparel Inc.(a)	610	16,446
VF Corp.	2,021	245,592
Warnaco Group Inc. (The)(a)	1,001	46,136
Wolverine World Wide Inc.	1,143	38,005

		2,032,839

AUTO MANUFACTURERS – 0.43%
Ford Motor Co.(a)	88,245	853,329
Oshkosh Corp.(a)	2,125	33,448
PACCAR Inc.	8,466	286,320

		1,173,097

AUTO PARTS & EQUIPMENT – 0.24%
BorgWarner Inc.(a)	2,564	155,199
Goodyear Tire & Rubber Co. (The)(a)	5,688	57,392
Johnson Controls Inc.	15,781	416,145
Spartan Motors Inc.	834	3,444
Standard Motor Products Inc.	460	5,966
Superior Industries International Inc.	548	8,467

		646,613

BANKS – 6.02%
Associated Banc-Corp	4,043	37,600
BancorpSouth Inc.(b)	1,669	14,654
Bank Mutual Corp.	1,073	2,801
Bank of America Corp.	235,772	1,442,925
Bank of Hawaii Corp.	1,094	39,822
Bank of New York Mellon Corp. (The)	28,622	532,083
Bank of the Ozarks Inc.	677	14,170
BB&T Corp.	16,161	344,714
Boston Private Financial Holdings Inc.	1,796	10,560
Capital One Financial Corp.	10,665	422,654
Cathay General Bancorp	1,836	20,894
Citigroup Inc.	67,868	1,738,778
City Holding Co.	343	9,258
City National Corp.	1,087	41,045
Columbia Banking System Inc.	919	13,160
Comerica Inc.	4,687	107,660
Commerce Bancshares Inc.	1,813	63,002
Community Bank System Inc.	859	19,491
Cullen/Frost Bankers Inc.	1,430	65,580
East West Bancorp Inc.	3,496	52,125
F.N.B. Corp.	2,960	25,367
Fifth Third Bancorp	21,260	214,726
First BanCorp (Puerto Rico)(a)(b)	495	1,386
First Commonwealth Financial Corp.	2,519	9,320

34

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
First Financial Bancorp	1,358	$18,740
First Financial Bankshares Inc.	733	19,175
First Horizon National Corp.	6,142	36,606
First Midwest Bancorp Inc.	1,741	12,744
FirstMerit Corp.	2,548	28,945
Fulton Financial Corp.	4,647	35,550
Glacier Bancorp Inc.	1,676	15,704
Goldman Sachs Group Inc. (The)	11,773	1,113,137
Hancock Holding Co.	1,166	31,225
Hanmi Financial Corp.(a)(b)	3,530	2,930
Home Bancshares Inc.	538	11,416
Huntington Bancshares Inc.	20,227	97,090
Independent Bank Corp. (Massachusetts)	498	10,827
International Bancshares Corp.	1,265	16,635
JPMorgan Chase & Co.	90,669	2,730,950
KeyCorp	22,285	132,150
M&T Bank Corp.	2,902	202,850
Morgan Stanley	34,466	465,291
Nara Bancorp Inc.(a)	889	5,396
National Penn Bancshares Inc.	2,909	20,392
NBT Bancorp Inc.	795	14,803
Northern Trust Corp.	5,623	196,693
Old National Bancorp	2,209	20,588
PacWest Bancorp	774	10,790
Pinnacle Financial Partners Inc.(a)	795	8,697
PNC Financial Services Group Inc. (The)(c)	12,220	588,882
PrivateBancorp Inc.	1,364	10,257
Prosperity Bancshares Inc.	1,096	35,817
Regions Financial Corp.	29,340	97,702
S&T Bancorp Inc.	673	10,876
Signature Bank(a)	1,082	51,644
Simmons First National Corp. Class A	403	8,745
State Street Corp.	11,701	376,304
Sterling Bancorp	720	5,227
SunTrust Banks Inc.	12,413	222,813
Susquehanna Bancshares Inc.	3,029	16,569
SVB Financial Group(a)	1,015	37,555
Synovus Financial Corp.	18,731	20,042
TCF Financial Corp.	3,710	33,984
Texas Capital Bancshares Inc.(a)	884	20,199
Tompkins Financial Corp.	194	6,941
TrustCo Bank Corp. NY	2,240	9,990
Trustmark Corp.	1,492	27,080
U.S. Bancorp	44,612	1,050,167
UMB Financial Corp.	764	24,509
Umpqua Holdings Corp.	2,676	23,522
United Bankshares Inc.(b)	986	19,809
United Community Banks Inc.(a)	472	4,007
Valley National Bancorp	3,964	41,979
Webster Financial Corp.	1,716	26,255
Wells Fargo & Co.	122,778	2,961,405
Westamerica Bancorp	660	25,291
Wilshire Bancorp Inc.(a)	1,323	3,625
Wintrust Financial Corp.	839	21,655
Zions Bancorp	4,291	60,374

		16,346,324

BEVERAGES – 2.62%
Boston Beer Co. Inc. (The) Class A(a)(b)	198	14,395
Brown-Forman Corp. Class B NVS	2,358	165,390
Coca-Cola Co. (The)	53,395	3,607,366
Coca-Cola Enterprises Inc.	7,364	183,216
Constellation Brands Inc. Class A(a)	4,304	77,472
Dr Pepper Snapple Group Inc.	5,011	194,327

Security	Shares	Value
Green Mountain Coffee Roasters Inc.(a)	2,979	$276,868
Hansen Natural Corp.(a)	1,799	157,035
Molson Coors Brewing Co. Class B NVS	3,804	150,676
Peet’s Coffee & Tea Inc.(a)	298	16,581
PepsiCo Inc.	36,800	2,277,920

		7,121,246

BIOTECHNOLOGY – 1.09%
Affymetrix Inc.(a)(b)	1,695	8,305
Amgen Inc.	21,509	1,181,919
ArQule Inc.(a)	1,318	6,656
Bio-Rad Laboratories Inc. Class A(a)(b)	462	41,936
Biogen Idec Inc.(a)	5,632	524,621
Cambrex Corp.(a)(b)	655	3,301
Celgene Corp.(a)	10,654	659,696
Charles River Laboratories International Inc.(a)	1,201	34,373
CryoLife Inc.(a)	713	3,201
Enzo Biochem Inc.(a)(b)	887	2,280
Integra LifeSciences Holdings Corp.(a)	477	17,062
Life Technologies Corp.(a)	4,222	162,251
Regeneron Pharmaceuticals Inc.(a)	1,759	102,374
Savient Pharmaceuticals Inc.(a)(b)	1,706	6,995
Vertex Pharmaceuticals Inc.(a)	4,809	214,193

		2,969,163

BUILDING MATERIALS – 0.10%
AAON Inc.(b)	455	7,166
Apogee Enterprises Inc.	656	5,635
Comfort Systems USA Inc.	905	7,530
Drew Industries Inc.	449	8,971
Eagle Materials Inc.	1,064	17,716
Lennox International Inc.	1,236	31,864
Martin Marietta Materials Inc.(b)	1,071	67,709
Masco Corp.	8,352	59,466
NCI Building Systems Inc.(a)(b)	498	3,765
Quanex Building Products Corp.	866	9,483
Simpson Manufacturing Co. Inc.	958	23,883
Texas Industries Inc.(b)	644	20,440
Universal Forest Products Inc.	467	11,231

		274,859

CHEMICALS – 1.86%
A. Schulman Inc.	718	12,199
Air Products and Chemicals Inc.	4,945	377,650
Airgas Inc.	1,586	101,218
Albemarle Corp.	2,150	86,860
American Vanguard Corp.	568	6,339
Arch Chemicals Inc.	603	28,293
Ashland Inc.	1,823	80,467
Balchem Corp.	684	25,520
Cabot Corp.	1,523	37,740
CF Industries Holdings Inc.	1,659	204,704
Cytec Industries Inc.	1,165	40,938
Dow Chemical Co. (The)	27,501	617,672
E.I. du Pont de Nemours and Co.	21,657	865,630
Eastman Chemical Co.	1,637	112,184
Ecolab Inc.	5,374	262,735
FMC Corp.	1,672	115,635
H.B. Fuller Co.	1,139	20,753
Hawkins Inc.	216	6,877
International Flavors & Fragrances Inc.	1,894	106,481
Intrepid Potash Inc.(a)(b)	1,225	30,466

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
Kraton Performance Polymers Inc.(a)	764	$12,362
Minerals Technologies Inc.	426	20,989
Mosaic Co. (The)	6,426	314,681
NewMarket Corp.	255	38,727
Olin Corp.	1,887	33,985
OM Group Inc.(a)(b)	765	19,867
PolyOne Corp.	2,176	23,305
PPG Industries Inc.	3,649	257,838
Praxair Inc.	7,017	655,949
Quaker Chemical Corp.	293	7,595
RPM International Inc.	3,078	57,559
Sensient Technologies Corp.	1,162	37,823
Sherwin-Williams Co. (The)	2,061	153,173
Sigma-Aldrich Corp.	2,854	176,349
Stepan Co.	196	13,167
Valspar Corp. (The)	2,183	68,131
Zep Inc.	495	7,435

		5,039,296

COAL – 0.21%
Alpha Natural Resources Inc.(a)	5,299	93,739
Arch Coal Inc.	4,993	72,798
CONSOL Energy Inc.	5,233	177,556
Patriot Coal Corp.(a)	2,118	17,918
Peabody Energy Corp.	6,263	212,191

		574,202

COMMERCIAL SERVICES – 1.85%
Aaron’s Inc.	1,834	46,308
ABM Industries Inc.	1,113	21,214
Alliance Data Systems Corp.(a)(b)	1,191	110,406
American Public Education Inc.(a)	417	14,178
AMN Healthcare Services Inc.(a)(b)	922	3,697
Apollo Group Inc. Class A(a)	2,870	113,681
Arbitron Inc.	644	21,304
Capella Education Co.(a)(b)	347	9,848
Cardtronics Inc.(a)	1,011	23,172
Career Education Corp.(a)(b)	1,390	18,140
CDI Corp.	274	2,926
Chemed Corp.	494	27,150
Coinstar Inc.(a)(b)	711	28,440
Consolidated Graphics Inc.(a)(b)	212	7,744
Convergys Corp.(a)	2,829	26,536
CoreLogic Inc.(a)	2,462	26,270
Corinthian Colleges Inc.(a)(b)	1,848	2,883
Corporate Executive Board Co. (The)	803	23,929
Corrections Corp. of America(a)	2,515	57,065
CorVel Corp.(a)	154	6,545
Cross Country Healthcare Inc.(a)(b)	725	3,031
Deluxe Corp.	1,179	21,929
DeVry Inc.	1,431	52,890
Equifax Inc.	2,851	87,640
Exponent Inc.(a)(b)	325	13,432
Forrester Research Inc.	336	10,923
FTI Consulting Inc.(a)(b)	963	35,448
Gartner Inc.(a)	2,252	78,527
GEO Group Inc. (The)(a)	1,514	28,100
H&R Block Inc.	7,164	95,353
Healthcare Services Group Inc.	1,546	24,952
HealthSpring Inc.(a)	1,580	57,607
Heartland Payment Systems Inc.	929	18,320
Heidrick & Struggles International Inc.	414	6,810
Hillenbrand Inc.	1,479	27,214

Security	Shares	Value
HMS Holdings Corp.(a)(b)	1,975	$48,170
Insperity Inc.	525	11,681
Iron Mountain Inc.	4,753	150,290
ITT Educational Services Inc.(a)	476	27,408
Kelly Services Inc. Class A	661	7,535
Korn/Ferry International(a)(b)	1,098	13,385
Landauer Inc.	220	10,899
Lender Processing Services Inc.	1,955	26,764
Lincoln Educational Services Corp.	525	4,247
Live Nation Entertainment Inc.(a)	3,413	27,338
Manpower Inc.	1,918	64,483
MasterCard Inc. Class A	2,480	786,557
MAXIMUS Inc.	808	28,199
McKesson Corp.	5,718	415,699
Medifast Inc.(a)	312	5,039
Midas Inc.(a)(b)	370	3,034
Monro Muffler Brake Inc.	720	23,738
Monster Worldwide Inc.(a)	3,019	21,676
Moody’s Corp.	4,699	143,085
Navigant Consulting Inc.(a)(b)	1,218	11,291
On Assignment Inc.(a)(b)	903	6,384
PAREXEL International Corp.(a)(b)	1,373	25,991
Pharmaceutical Product Development Inc.	2,671	68,538
Quanta Services Inc.(a)	4,942	92,860
R.R. Donnelley & Sons Co.	4,406	62,213
Rent-A-Center Inc.	1,431	39,281
Resources Connection Inc.	1,078	10,543
Robert Half International Inc.	3,371	71,533
Rollins Inc.	1,525	28,533
SAIC Inc.(a)	6,430	75,938
Service Corp. International	5,508	50,453
Sotheby’s	1,575	43,423
Strayer Education Inc.	283	21,698
TeleTech Holdings Inc.(a)(b)	579	8,824
Towers Watson & Co. Class A	1,226	73,290
TrueBlue Inc.(a)(b)	1,032	11,693
United Rentals Inc.(a)	1,456	24,519
Universal Technical Institute Inc.(a)	488	6,632
Valassis Communications Inc.(a)(b)	1,088	20,389
Viad Corp.	476	8,082
Visa Inc. Class A	11,881	1,018,439
Western Union Co.	14,644	223,907
Wright Express Corp.(a)(b)	901	34,274

		5,011,567

COMPUTERS – 6.90%
Accenture PLC Class A	14,964	788,303
Agilysys Inc.(a)	371	2,645
Apple Inc.(a)	21,561	8,218,622
CACI International Inc. Class A(a)(b)	715	35,707
Cadence Design Systems Inc.(a)	6,274	57,972
CIBER Inc.(a)(b)	1,767	5,354
Cognizant Technology Solutions Corp. Class A(a)	7,049	441,972
Computer Sciences Corp.	3,618	97,143
Dell Inc.(a)	36,005	509,471
Diebold Inc.	1,490	40,990
DST Systems Inc.	819	35,897
EMC Corp.(a)(b)	47,958	1,006,638
FactSet Research Systems Inc.	1,074	95,554
Hewlett-Packard Co.	48,279	1,083,864
iGATE Corp.	725	8,366
Insight Enterprises Inc.(a)(b)	1,041	15,761
International Business Machines Corp.	27,772	4,860,933
Jack Henry & Associates Inc.	2,014	58,366

36

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
Lexmark International Inc. Class A(a)(b)	1,855	$50,141
LivePerson Inc.(a)	1,127	11,214
Manhattan Associates Inc.(a)(b)	485	16,044
Mentor Graphics Corp.(a)(b)	2,206	21,222
Mercury Computer Systems Inc.(a)(b)	702	8,073
MICROS Systems Inc.(a)	1,891	83,034
MTS Systems Corp.	366	11,214
NCI Inc. Class A(a)(b)	205	2,446
NCR Corp.(a)	3,671	62,003
NetApp Inc.(a)	8,533	289,610
NetScout Systems Inc.(a)(b)	852	9,730
RadiSys Corp.(a)	582	3,562
Riverbed Technology Inc.(a)(b)	3,643	72,714
SanDisk Corp.(a)	5,536	223,378
Sigma Designs Inc.(a)	785	6,154
Stratasys Inc.(a)(b)	505	9,363
Super Micro Computer Inc.(a)(b)	640	8,019
Sykes Enterprises Inc.(a)(b)	997	14,905
Synaptics Inc.(a)(b)	758	18,116
Synopsys Inc.(a)	3,354	81,703
Teradata Corp.(a)	3,889	208,178
Tyler Technologies Inc.(a)	619	15,648
Virtusa Corp.(a)	453	5,980
Western Digital Corp.(a)(b)	5,455	140,303

		18,736,312

COSMETICS & PERSONAL CARE – 2.01%
Avon Products Inc.	9,952	195,059
Colgate-Palmolive Co.	11,298	1,001,906
Estee Lauder Companies Inc. (The) Class A	2,612	229,438
Inter Parfums Inc.	397	6,134
Procter & Gamble Co. (The)	63,899	4,037,139

		5,469,676

DISTRIBUTION & WHOLESALE – 0.37%
Brightpoint Inc.(a)(b)	1,591	14,653
Fastenal Co.(b)	6,832	227,369
Genuine Parts Co.	3,617	183,744
Ingram Micro Inc. Class A(a)	3,661	59,052
LKQ Corp.(a)(b)	3,432	82,917
MWI Veterinary Supply Inc.(a)	293	20,164
Owens & Minor Inc.	1,486	42,321
Pool Corp.	1,121	29,348
ScanSource Inc.(a)(b)	643	19,007
Tech Data Corp.(a)	1,019	44,051
United Stationers Inc.	1,028	28,013
W.W. Grainger Inc.	1,420	212,347
Watsco Inc.	662	33,828

		996,814

DIVERSIFIED FINANCIAL SERVICES – 1.70%
Affiliated Managers Group Inc.(a)	1,217	94,987
American Express Co.	24,174	1,085,413
Ameriprise Financial Inc.	5,459	214,866
BlackRock Inc.(c)	2,327	344,419
Calamos Asset Management Inc. Class A	465	4,655
Charles Schwab Corp. (The)	25,173	283,700
CME Group Inc.	1,552	382,413
Discover Financial Services	12,647	290,122
E*TRADE Financial Corp.(a)	5,956	54,259
Eaton Vance Corp.	2,728	60,753
Encore Capital Group Inc.(a)	361	7,888

Security	Shares	Value
Federated Investors Inc. Class B(b)	2,184	$38,285
Financial Engines Inc.(a)(b)	900	16,299
Franklin Resources Inc.	3,374	322,689
Greenhill & Co. Inc.(b)	677	19,355
Interactive Brokers Group Inc. Class A	886	12,342
IntercontinentalExchange Inc.(a)	1,716	202,934
Invesco Ltd.	10,395	161,226
Investment Technology Group Inc.(a)(b)	963	9,428
Janus Capital Group Inc.	4,399	26,394
Jefferies Group Inc.	3,467	43,025
Legg Mason Inc.	3,073	79,007
NASDAQ OMX Group Inc. (The)(a)	2,991	69,212
National Financial Partners Corp.(a)(b)	1,022	11,181
NYSE Euronext Inc.	6,128	142,415
Piper Jaffray Companies Inc.(a)	367	6,580
Portfolio Recovery Associates Inc.(a)(b)	395	24,577
Raymond James Financial Inc.	2,406	62,460
SLM Corp.	12,035	149,836
Stifel Financial Corp.(a)	1,252	33,253
SWS Group Inc.	735	3,447
T. Rowe Price Group Inc.	5,982	285,760
Waddell & Reed Financial Inc. Class A	2,020	50,520
World Acceptance Corp.(a)(b)	346	19,359

		4,613,059

ELECTRIC – 3.68%
AES Corp. (The)(a)	15,375	150,060
ALLETE Inc.	757	27,729
Alliant Energy Corp.	2,590	100,181
Ameren Corp.	5,571	165,849
American Electric Power Co. Inc.	11,196	425,672
Avista Corp.	1,366	32,579
Black Hills Corp.	930	28,495
CenterPoint Energy Inc.	9,832	192,904
Central Vermont Public Service Corp.	321	11,302
CH Energy Group Inc.	366	19,094
Cleco Corp.	1,425	48,650
CMS Energy Corp.	5,884	116,444
Consolidated Edison Inc.	6,798	387,622
Constellation Energy Group Inc.	4,645	176,789
Dominion Resources Inc.	13,252	672,804
DPL Inc.	2,765	83,337
DTE Energy Co.	3,952	193,727
Duke Energy Corp.	30,924	618,171
Edison International	7,552	288,864
El Paso Electric Co.	980	31,448
Entergy Corp.	4,125	273,446
Exelon Corp.	15,389	655,725
FirstEnergy Corp.	9,709	436,031
Great Plains Energy Inc.	3,171	61,200
Hawaiian Electric Industries Inc.	2,252	54,679
IDACORP Inc.	1,155	43,636
Integrys Energy Group Inc.	1,817	88,343
MDU Resources Group Inc.	4,401	84,455
NextEra Energy Inc.	9,806	529,720
Northeast Utilities	4,142	139,378
NorthWestern Corp.	840	26,830
NRG Energy Inc.(a)	5,649	119,815
NSTAR	2,415	108,216
NV Energy Inc.	5,533	81,390
OGE Energy Corp.	2,294	109,630
Pepco Holdings Inc.	5,304	100,352
PG&E Corp.	9,337	395,049
Pinnacle West Capital Corp.	2,543	109,196

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
PNM Resources Inc.	2,022	$33,222
PPL Corp.	13,409	382,693
Progress Energy Inc.	6,832	353,351
Public Service Enterprise Group Inc.	11,741	391,797
SCANA Corp.	2,690	108,811
Southern Co.	19,918	843,926
TECO Energy Inc.	5,055	86,592
UIL Holdings Corp.	1,179	38,825
UniSource Energy Corp.	857	30,929
Westar Energy Inc.	2,716	71,757
Wisconsin Energy Corp.	5,455	170,687
Xcel Energy Inc.	11,231	277,293

		9,978,695

ELECTRICAL COMPONENTS & EQUIPMENT – 0.44%
Advanced Energy Industries Inc.(a)(b)	1,047	9,025
AMETEK Inc.	3,779	124,594
Belden Inc.	1,108	28,575
Emerson Electric Co.	17,288	714,167
Encore Wire Corp.	456	9,384
Energizer Holdings Inc.(a)	1,603	106,503
General Cable Corp.(a)	1,214	28,347
Greatbatch Inc.(a)(b)	562	11,246
Hubbell Inc. Class B	1,405	69,604
Littelfuse Inc.	544	21,874
Molex Inc.	3,183	64,838
Powell Industries Inc.(a)(b)	203	6,287
Vicor Corp.	460	4,025

		1,198,469

ELECTRONICS – 0.82%
Agilent Technologies Inc.(a)	8,041	251,281
American Science and Engineering Inc.	212	12,943
Amphenol Corp. Class A	3,917	159,696
Analogic Corp.	291	13,214
Arrow Electronics Inc.(a)	2,676	74,339
Avnet Inc.(a)	3,580	93,366
Badger Meter Inc.	345	9,981
Bel Fuse Inc. Class B	221	3,445
Benchmark Electronics Inc.(a)(b)	1,371	17,837
Brady Corp. Class A	1,230	32,509
Checkpoint Systems Inc.(a)(b)	956	12,983
CTS Corp.	775	6,301
Cubic Corp.	371	14,495
Cymer Inc.(a)(b)	710	26,398
Daktronics Inc.	888	7,619
Electro Scientific Industries Inc.(a)(b)	563	6,694
FARO Technologies Inc.(a)(b)	395	12,462
FEI Co.(a)(b)	923	27,653
FLIR Systems Inc.	3,726	93,336
Gentex Corp.	3,354	80,664
II-VI Inc.(a)(b)	1,290	22,575
Itron Inc.(a)	954	28,143
Jabil Circuit Inc.	4,274	76,035
LoJack Corp.(a)(b)	448	1,420
Methode Electronics Inc.	881	6,546
Mettler-Toledo International Inc.(a)(b)	743	103,990
National Instruments Corp.	2,173	49,675
OSI Systems Inc.(a)(b)	466	15,620
OYO Geospace Corp.(a)	112	6,305
Park Electrochemical Corp.	473	10,108
PerkinElmer Inc.	2,629	50,503
Plexus Corp.(a)(b)	816	18,458

Security	Shares	Value
Pulse Electronics Corp.	998	$2,854
Rofin-Sinar Technologies Inc.(a)(b)	660	12,672
Rogers Corp.(a)(b)	370	14,478
Thermo Fisher Scientific Inc.(a)	8,865	448,924
Thomas & Betts Corp.(a)	1,220	48,690
Trimble Navigation Ltd.(a)(b)	2,877	96,523
TTM Technologies Inc.(a)	1,221	11,612
Vishay Intertechnology Inc.(a)	3,647	30,489
Waters Corp.(a)(b)	2,132	160,945
Watts Water Technologies Inc. Class A	688	18,335
Woodward Inc.	1,408	38,579

		2,230,695

ENERGY – ALTERNATE SOURCES – 0.03%
First Solar Inc.(a)(b)	1,370	86,597
Headwaters Inc.(a)	1,254	1,806

		88,403

ENGINEERING & CONSTRUCTION – 0.22%
AECOM Technology Corp.(a)	2,805	49,564
Dycom Industries Inc.(a)(b)	795	12,163
EMCOR Group Inc.(a)	1,576	32,040
Fluor Corp.	4,056	188,807
Granite Construction Inc.	826	15,504
Insituform Technologies Inc. Class A(a)(b)	902	10,445
Jacobs Engineering Group Inc.(a)	2,988	96,483
KBR Inc.	3,525	83,296
Orion Marine Group Inc.(a)	627	3,618
Shaw Group Inc. (The)(a)(b)	1,678	36,480
URS Corp.(a)	1,867	55,375

		583,775

ENTERTAINMENT – 0.08%
Bally Technologies Inc.(a)	1,045	28,194
DreamWorks Animation SKG Inc. Class A(a)(b)	1,653	30,052
International Game Technology	6,954	101,042
International Speedway Corp. Class A	664	15,166
Pinnacle Entertainment Inc.(a)	1,418	12,875
Scientific Games Corp. Class A(a)	1,321	9,405
Shuffle Master Inc.(a)	1,262	10,613

		207,347

ENVIRONMENTAL CONTROL – 0.36%
Calgon Carbon Corp.(a)	1,320	19,232
Clean Harbors Inc.(a)(b)	1,108	56,841
Darling International Inc.(a)(b)	2,752	34,648
Mine Safety Appliances Co.	709	19,115
Republic Services Inc.	7,470	209,608
Stericycle Inc.(a)(b)	2,014	162,570
Tetra Tech Inc.(a)	1,453	27,229
Waste Connections Inc.	2,649	89,589
Waste Management Inc.	10,954	356,662

		975,494

FOOD – 2.11%
B&G Foods Inc. Class A	1,112	18,548
Cal-Maine Foods Inc.(b)	343	10,780
Calavo Growers Inc.	306	6,279
Campbell Soup Co.	4,190	135,630

38

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
ConAgra Foods Inc.	9,681	$234,474
Corn Products International Inc.	1,799	70,593
Dean Foods Co.(a)	4,323	38,345
Diamond Foods Inc.(b)	513	40,932
Flowers Foods Inc.	2,661	51,783
General Mills Inc.	15,014	577,589
H.J. Heinz Co.	7,454	376,278
Hain Celestial Group Inc.(a)(b)	1,034	31,589
Hershey Co. (The)	3,574	211,724
Hormel Foods Corp.	3,256	87,977
J&J Snack Foods Corp.	342	16,433
J.M. Smucker Co. (The)	2,628	191,555
Kellogg Co.	5,793	308,130
Kraft Foods Inc. Class A	41,093	1,379,903
Kroger Co. (The)	14,037	308,253
McCormick & Co. Inc. NVS	3,092	142,727
Nash-Finch Co.	274	7,379
Ralcorp Holdings Inc.(a)	1,285	98,572
Ruddick Corp.	1,145	44,644
Safeway Inc.	8,161	135,717
Sanderson Farms Inc.(b)	440	20,900
Sara Lee Corp.	13,612	222,556
Seneca Foods Corp. Class A(a)	213	4,217
Smithfield Foods Inc.(a)	3,841	74,899
Snyders-Lance Inc.	1,080	22,518
Spartan Stores Inc.	532	8,235
SUPERVALU Inc.	4,996	33,273
Sysco Corp.	13,747	356,047
Tootsie Roll Industries Inc.	583	14,062
TreeHouse Foods Inc.(a)(b)	843	52,131
Tyson Foods Inc. Class A	6,910	119,958
United Natural Foods Inc.(a)(b)	1,139	42,189
Whole Foods Market Inc.	3,647	238,186

		5,735,005

FOREST PRODUCTS & PAPER – 0.42%
Buckeye Technologies Inc.	904	21,795
Clearwater Paper Corp.(a)	540	18,349
Deltic Timber Corp.	254	15,159
Domtar Corp.	933	63,603
International Paper Co.	10,123	235,360
KapStone Paper and Packaging Corp.(a)	927	12,876
Louisiana-Pacific Corp.(a)(b)	3,127	15,948
MeadWestvaco Corp.	3,997	98,166
Neenah Paper Inc.	350	4,963
Plum Creek Timber Co. Inc.(b)	3,793	131,655
Potlatch Corp.(b)	935	29,471
Rayonier Inc.(b)	2,853	104,962
Rock-Tenn Co. Class A	1,661	80,858
Schweitzer-Mauduit International Inc.	372	20,784
Temple-Inland Inc.	2,547	79,899
Wausau Paper Corp.	1,192	7,617
Weyerhaeuser Co.	12,448	193,566

		1,135,031

GAS – 0.47%
AGL Resources Inc.	1,827	74,432
Atmos Energy Corp.	2,100	68,145
Energen Corp.	1,690	69,104
Laclede Group Inc. (The)	522	20,227
National Fuel Gas Co.	1,935	94,196
New Jersey Resources Corp.	966	41,123
Nicor Inc.	1,059	58,256

Security	Shares	Value
NiSource Inc.	6,567	$140,402
Northwest Natural Gas Co.	621	27,386
Piedmont Natural Gas Co.	1,678	48,477
Sempra Energy	5,553	285,979
South Jersey Industries Inc.	696	34,626
Southern Union Co.	2,920	118,464
Southwest Gas Corp.	1,070	38,702
UGI Corp.	2,602	68,355
Vectren Corp.	1,919	51,967
WGL Holdings Inc.	1,197	46,767

		1,286,608

HAND & MACHINE TOOLS – 0.15%
Kennametal Inc.	1,890	61,879
Lincoln Electric Holdings Inc.	1,975	57,295
Regal Beloit Corp.	975	44,245
Snap-on Inc.	1,363	60,517
Stanley Black & Decker Inc.	3,934	193,159

		417,095

HEALTH CARE – PRODUCTS – 3.64%
Abaxis Inc.(a)	521	11,936
Align Technology Inc.(a)	1,589	24,105
Baxter International Inc.	13,233	742,901
Becton, Dickinson and Co.	5,047	370,046
Boston Scientific Corp.(a)	35,369	209,031
C.R. Bard Inc.	2,025	177,269
Cantel Medical Corp.	304	6,420
CareFusion Corp.(a)	5,213	124,851
CONMED Corp.(a)(b)	662	15,233
Cooper Companies Inc. (The)	1,118	88,490
Covidien PLC	11,457	505,254
Cyberonics Inc.(a)	598	16,923
DENTSPLY International Inc.	3,310	101,584
Edwards Lifesciences Corp.(a)(b)	2,656	189,320
Gen-Probe Inc.(a)	1,129	64,635
Haemonetics Corp.(a)(b)	597	34,913
Hanger Orthopedic Group Inc.(a)	797	15,055
Henry Schein Inc.(a)(b)	2,163	134,128
Hill-Rom Holdings Inc.	1,473	44,219
Hologic Inc.(a)	6,142	93,420
ICU Medical Inc.(a)(b)	294	10,819
IDEXX Laboratories Inc.(a)(b)	1,325	91,385
Intuitive Surgical Inc.(a)	906	330,038
Invacare Corp.	745	17,165
Johnson & Johnson	63,726	4,059,983
Kensey Nash Corp.(a)(b)	167	4,092
Kinetic Concepts Inc.(a)	1,459	96,134
LCA-Vision Inc.(a)	519	1,111
Masimo Corp.	1,388	30,050
Medtronic Inc.	24,524	815,178
Meridian Bioscience Inc.	957	15,063
Merit Medical Systems Inc.(a)(b)	977	12,838
Natus Medical Inc.(a)(b)	659	6,267
NuVasive Inc.(a)(b)	920	15,704
Palomar Medical Technologies Inc.(a)	416	3,278
Patterson Companies Inc.	2,175	62,270
PSS World Medical Inc.(a)	1,232	24,258
ResMed Inc.(a)(b)	3,531	101,657
SonoSite Inc.(a)(b)	327	9,921
St. Jude Medical Inc.	7,632	276,202
Steris Corp.	1,382	40,451
Stryker Corp.	7,652	360,639

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
SurModics Inc.(a)	309	$2,812
Symmetry Medical Inc.(a)(b)	864	6,670
TECHNE Corp.	867	58,965
Thoratec Corp.(a)	1,405	45,859
Varian Medical Systems Inc.(a)	2,732	142,501
West Pharmaceutical Services Inc.	783	29,049
Zimmer Holdings Inc.(a)	4,405	235,668
Zoll Medical Corp.(a)(b)	510	19,247

		9,895,007

HEALTH CARE – SERVICES – 1.35%
Aetna Inc.	8,654	314,573
Air Methods Corp.(a)	264	16,809
Almost Family Inc.(a)	193	3,210
Amedisys Inc.(a)	688	10,196
AMERIGROUP Corp.(a)	1,157	45,135
AmSurg Corp.(a)(b)	718	16,155
Bio-Reference Laboratories Inc.(a)(b)	594	10,936
Centene Corp.(a)(b)	1,166	33,429
Community Health Systems Inc.(a)	2,173	36,159
Covance Inc.(a)	1,417	64,403
Coventry Health Care Inc.(a)	3,479	100,230
DaVita Inc.(a)	2,150	134,740
Ensign Group Inc. (The)	395	9,128
Gentiva Health Services Inc.(a)(b)	712	3,930
Health Management Associates Inc. Class A(a)(b)	5,976	41,354
Health Net Inc.(a)	2,069	49,056
Healthways Inc.(a)(b)	763	7,500
Humana Inc.	3,863	280,956
IPC The Hospitalist Co. Inc.(a)(b)	379	13,526
Kindred Healthcare Inc.(a)	1,241	10,697
Laboratory Corp. of America Holdings(a)	2,367	187,111
LHC Group Inc.(a)(b)	354	6,039
LifePoint Hospitals Inc.(a)	1,222	44,774
Lincare Holdings Inc.	2,170	48,825
Magellan Health Services Inc.(a)(b)	706	34,100
MedCath Corp.(a)	502	6,968
MEDNAX Inc.(a)(b)	1,143	71,598
Molina Healthcare Inc.(a)	686	10,592
Quest Diagnostics Inc.	3,702	182,731
Tenet Healthcare Corp.(a)	11,000	45,430
UnitedHealth Group Inc.	25,048	1,155,214
Universal Health Services Inc. Class B	2,279	77,486
WellCare Health Plans Inc.(a)(b)	995	37,790
WellPoint Inc.	8,375	546,720

		3,657,500

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Leucadia National Corp.	4,618	104,736

		104,736

HOME BUILDERS – 0.13%
D.R. Horton Inc.	6,467	58,462
KB Home	1,667	9,769
Lennar Corp. Class A	3,777	51,141
M.D.C. Holdings Inc.	885	14,992
M/I Homes Inc.(a)	437	2,626
Meritage Homes Corp.(a)	634	9,599
NVR Inc.(a)	127	76,705
Pulte Group Inc.(a)	7,859	31,043
Ryland Group Inc.	1,034	11,012
Skyline Corp.	131	1,251

Security	Shares	Value
Standard-Pacific Corp.(a)(b)	2,474	$6,111
Thor Industries Inc.	1,056	23,390
Toll Brothers Inc.(a)	3,453	49,827
Winnebago Industries Inc.(a)(b)	682	4,719

		350,647

HOME FURNISHINGS – 0.06%
Audiovox Corp. Class A(a)(b)	450	2,471
DTS Inc.(a)	391	9,709
Ethan Allen Interiors Inc.	586	7,975
Harman International Industries Inc.	1,643	46,957
La-Z-Boy Inc.(a)	1,212	8,981
Universal Electronics Inc.(a)(b)	347	5,687
Whirlpool Corp.	1,790	89,339

		171,119

HOUSEHOLD PRODUCTS & WARES – 0.57%
American Greetings Corp. Class A	942	17,427
Avery Dennison Corp.	2,466	61,847
Blyth Inc.	117	6,488
Central Garden & Pet Co. Class A(a)(b)	1,137	8,050
Church & Dwight Co. Inc.	3,351	148,114
Clorox Co. (The)	3,068	203,501
Fortune Brands Inc.	3,568	192,957
Fossil Inc.(a)	1,236	100,190
Helen of Troy Ltd.(a)(b)	727	18,262
Kid Brands Inc.(a)	303	800
Kimberly-Clark Corp.	9,121	647,682
Prestige Brands Holdings Inc.(a)(b)	1,163	10,525
Scotts Miracle-Gro Co. (The) Class A	1,045	46,607
Standard Register Co. (The)(b)	343	868
Tupperware Brands Corp.	1,421	76,365
WD-40 Co.	379	15,099

		1,554,782

HOUSEWARES – 0.05%
National Presto Industries Inc.	109	9,473
Newell Rubbermaid Inc.	6,831	81,084
Toro Co. (The)	719	35,425

		125,982

INSURANCE – 3.69%
ACE Ltd.	7,847	475,528
Aflac Inc.	10,845	379,033
Allstate Corp. (The)	12,051	285,488
American Financial Group Inc.	1,837	57,076
American International Group Inc.(a)	10,104	221,783
Amerisafe Inc.(a)	416	7,658
Aon Corp.	7,566	317,621
Arthur J. Gallagher & Co.	2,639	69,406
Aspen Insurance Holdings Ltd.	1,649	37,993
Assurant Inc.	2,198	78,688
Berkshire Hathaway Inc. Class B(a)	40,896	2,905,252
Brown & Brown Inc.	2,719	48,398
Chubb Corp. (The)	6,637	398,154
CIGNA Corp.	6,260	262,544
Cincinnati Financial Corp.	3,801	100,080
Delphi Financial Group Inc. Class A	1,281	27,567
eHealth Inc.(a)	497	6,789
Employers Holdings Inc.	613	7,822

40

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
Everest Re Group Ltd.	1,273	$101,051
Fidelity National Financial Inc. Class A	5,204	78,997
First American Financial Corp.	2,454	31,411
Genworth Financial Inc. Class A(a)	11,512	66,079
Hanover Insurance Group Inc. (The)	1,060	37,630
Hartford Financial Services Group Inc. (The)	10,415	168,098
HCC Insurance Holdings Inc.	2,561	69,275
Horace Mann Educators Corp.	929	10,600
Infinity Property and Casualty Corp.	288	15,114
Kemper Corp.	1,184	28,369
Lincoln National Corp.	7,188	112,348
Loews Corp.	7,205	248,933
Marsh & McLennan Companies Inc.	12,553	333,157
Meadowbrook Insurance Group Inc.	1,223	10,897
Mercury General Corp.	868	33,288
MetLife Inc.	24,556	687,813
Navigators Group Inc. (The)(a)(b)	263	11,362
Old Republic International Corp.	5,950	53,074
Presidential Life Corp.	522	4,291
Principal Financial Group Inc.	7,331	166,194
ProAssurance Corp.	712	51,278
Progressive Corp. (The)	14,793	262,724
Protective Life Corp.	1,961	30,650
Prudential Financial Inc.	11,285	528,815
Reinsurance Group of America Inc.	1,737	79,815
RLI Corp.	386	24,542
Safety Insurance Group Inc.	356	13,467
Selective Insurance Group Inc.	1,259	16,430
StanCorp Financial Group Inc.	1,030	28,397
Stewart Information Services Corp.	419	3,704
Torchmark Corp.	2,463	85,860
Tower Group Inc.	951	21,740
Transatlantic Holdings Inc.	1,456	70,645
Travelers Companies Inc. (The)	9,722	473,753
United Fire & Casualty Co.	505	8,933
Unum Group	7,077	148,334
W.R. Berkley Corp.	2,642	78,441
XL Group PLC	7,682	144,422

		10,026,811

INTERNET – 2.93%
Akamai Technologies Inc.(a)	4,294	85,365
Amazon.com Inc.(a)	8,446	1,826,279
AOL Inc.(a)	2,491	29,892
Blue Coat Systems Inc.(a)(b)	970	13,464
Blue Nile Inc.(a)(b)	335	11,819
comScore Inc.(a)	743	12,534
DealerTrack Holdings Inc.(a)	959	15,028
Digital River Inc.(a)	923	19,134
eBay Inc.(a)	26,638	785,555
Equinix Inc.(a)	1,102	97,891
eResearchTechnology Inc.(a)(b)	1,040	4,638
Expedia Inc.	4,539	116,879
F5 Networks Inc.(a)	1,882	133,716
Google Inc. Class A(a)	5,857	3,012,724
InfoSpace Inc.(a)(b)	865	7,231
j2 Global Communications Inc.(b)	1,073	28,864
Liquidity Services Inc.(a)(b)	476	15,265
Netflix Inc.(a)(b)	1,226	138,734
NutriSystem Inc.	674	8,162
PCTEL Inc.(a)(b)	385	2,368
Perficient Inc.(a)	736	5,387
Priceline.com Inc.(a)	1,156	519,576
Rackspace Hosting Inc.(a)	2,403	82,038

Security	Shares	Value
RightNow Technologies Inc.(a)(b)	606	$20,028
Sourcefire Inc.(a)(b)	676	18,090
Stamps.com Inc.	292	5,968
Symantec Corp.(a)	17,346	282,740
TIBCO Software Inc.(a)	3,814	85,395
United Online Inc.	2,022	10,575
ValueClick Inc.(a)(b)	1,954	30,404
VeriSign Inc.	3,877	110,921
Websense Inc.(a)(b)	913	15,795
XO Group Inc.(a)(b)	740	6,046
Yahoo! Inc.(a)	29,311	385,733

		7,944,238

INVESTMENT COMPANIES – 0.02%
Apollo Investment Corp.	4,554	34,246
Prospect Capital Corp.(b)	2,552	21,462

		55,708

IRON & STEEL – 0.28%
AK Steel Holding Corp.	2,573	16,827
Allegheny Technologies Inc.	2,491	92,142
Carpenter Technology Corp.	1,037	46,551
Cliffs Natural Resources Inc.	3,411	174,541
Gibraltar Industries Inc.(a)(b)	737	5,984
Nucor Corp.	7,324	231,731
Olympic Steel Inc.	221	3,744
Reliance Steel & Aluminum Co.	1,755	59,688
Steel Dynamics Inc.	5,134	50,929
United States Steel Corp.	3,374	74,262

		756,399

LEISURE TIME – 0.26%
Arctic Cat Inc.(a)	266	3,854
Brunswick Corp.	2,074	29,119
Callaway Golf Co.	1,503	7,771
Carnival Corp.	10,720	324,816
Harley-Davidson Inc.	5,458	187,373
Interval Leisure Group Inc.(a)	947	12,614
Life Time Fitness Inc.(a)(b)	988	36,408
Multimedia Games Holding Co. Inc.(a)	676	2,731
Polaris Industries Inc.	1,620	80,951
WMS Industries Inc.(a)	1,288	22,656

		708,293

LODGING – 0.25%
Boyd Gaming Corp.(a)(b)	1,310	6,419
Marcus Corp.	440	4,378
Marriott International Inc. Class A	6,586	179,403
Monarch Casino & Resort Inc.(a)	248	2,425
Starwood Hotels & Resorts Worldwide Inc.	4,484	174,069
Wyndham Worldwide Corp.	3,843	109,564
Wynn Resorts Ltd.	1,850	212,898

		689,156

MACHINERY – 1.17%
AGCO Corp.(a)	2,261	78,163
Albany International Corp. Class A	650	11,862
Applied Industrial Technologies Inc.	992	26,943
Astec Industries Inc.(a)	467	13,674

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
Briggs & Stratton Corp.	1,177	$15,901
Cascade Corp.	194	6,478
Caterpillar Inc.	15,038	1,110,406
Cognex Corp.	993	26,920
Cummins Inc.	4,516	368,777
Deere & Co.	9,638	622,326
Flowserve Corp.	1,304	96,496
Gardner Denver Inc.	1,219	77,467
Gerber Scientific Inc. Escrow(a)(d)	664	7
Graco Inc.	1,417	48,376
IDEX Corp.	1,950	60,762
Intermec Inc.(a)	1,169	7,622
Intevac Inc.(a)(b)	520	3,635
iRobot Corp.(a)	623	15,675
Joy Global Inc.	2,457	153,268
Lindsay Corp.	288	15,494
Nordson Corp.	1,400	55,636
Robbins & Myers Inc.	1,074	37,278
Rockwell Automation Inc.	3,340	187,040
Tennant Co.	446	15,775
Terex Corp.(a)	2,582	26,491
Wabtec Corp.	1,124	59,426
Zebra Technologies Corp. Class A(a)	1,249	38,644

		3,180,542

MANUFACTURING – 3.56%
3M Co.	16,515	1,185,612
A.O. Smith Corp.	902	28,891
Actuant Corp. Class A	1,601	31,620
Acuity Brands Inc.	1,007	36,292
AptarGroup Inc.	1,558	69,596
AZZ Inc.	286	11,088
Barnes Group Inc.	1,130	21,753
Brink’s Co. (The)	1,088	25,361
Carlisle Companies Inc.	1,446	46,099
Ceradyne Inc.(a)(b)	582	15,650
CLARCOR Inc.	1,177	48,704
Crane Co.	1,146	40,901
Danaher Corp.	13,212	554,111
Donaldson Co. Inc.	1,758	96,338
Dover Corp.	4,346	202,524
Eastman Kodak Co.(a)(b)	6,303	4,917
Eaton Corp.	7,898	280,379
EnPro Industries Inc.(a)(b)	479	14,217
ESCO Technologies Inc.	612	15,606
Federal Signal Corp.	1,447	6,396
General Electric Co.	246,509	3,756,797
Griffon Corp.(a)	1,112	9,096
Harsco Corp.	1,898	36,802
Honeywell International Inc.	18,169	797,801
Illinois Tool Works Inc.	11,409	474,614
Ingersoll-Rand PLC	7,660	215,169
ITT Corp.	4,333	181,986
Koppers Holdings Inc.	477	12,216
Lancaster Colony Corp.	471	28,736
Leggett & Platt Inc.	3,295	65,208
LSB Industries Inc.(a)	439	12,586
Lydall Inc.(a)	430	3,827
Matthews International Corp. Class A	691	21,255
Myers Industries Inc.	837	8,496
Pall Corp.	2,723	115,455
Parker Hannifin Corp.	3,586	226,384
Pentair Inc.	2,315	74,103
Roper Industries Inc.	2,247	154,841

Security	Shares	Value
SPX Corp.	1,191	$53,964
Standex International Corp.	302	9,401
STR Holdings Inc.(a)(b)	964	7,818
Sturm, Ruger & Co. Inc.	441	11,457
Teleflex Inc.	955	51,350
Textron Inc.	6,497	114,607
Tredegar Corp.	538	7,979
Trinity Industries Inc.	1,883	40,315
Tyco International Ltd.	10,781	439,326

		9,667,644

MEDIA – 2.64%
AMC Networks Inc. Class A(a)	1,340	42,813
Cablevision NY Group Class A	5,242	82,457
CBS Corp. Class B NVS	15,528	316,461
Comcast Corp. Class A	63,967	1,336,910
DG FastChannel Inc.(a)	655	11,102
DIRECTV Class A(a)	17,135	723,954
Discovery Communications Inc. Series A(a)	6,338	238,436
Dolan Co. (The)(a)(b)	739	6,644
E.W. Scripps Co. (The) Class A(a)	749	5,243
Gannett Co. Inc.	5,608	53,444
John Wiley & Sons Inc. Class A	1,114	49,484
McGraw-Hill Companies Inc. (The)	6,988	286,508
Meredith Corp.	885	20,036
New York Times Co. (The) Class A(a)(b)	2,864	16,640
News Corp. Class A NVS	53,073	821,039
Scholastic Corp.	598	16,762
Scripps Networks Interactive Inc. Class A	2,302	85,565
Time Warner Cable Inc.	7,551	473,221
Time Warner Inc.	24,248	726,713
Viacom Inc. Class B NVS	13,342	516,869
Walt Disney Co. (The)	43,188	1,302,550
Washington Post Co. (The) Class B	116	37,928

		7,170,779

METAL FABRICATE & HARDWARE – 0.28%
A.M. Castle & Co.(a)(b)	390	4,267
CIRCOR International Inc.	408	11,983
Commercial Metals Co.	2,692	25,601
Haynes International Inc.	281	12,209
Kaydon Corp.	746	21,395
Lawson Products Inc.	69	933
Mueller Industries Inc.	885	34,152
Precision Castparts Corp.	3,344	519,858
Timken Co. (The)	1,968	64,590
Valmont Industries Inc.	525	40,919
Worthington Industries Inc.	1,301	18,175

		754,082

MINING – 0.69%
Alcoa Inc.	24,645	235,853
AMCOL International Corp.	592	14,202
Century Aluminum Co.(a)	1,317	11,774
Compass Minerals International Inc.	773	51,621
Freeport-McMoRan Copper & Gold Inc.	22,011	670,235
Kaiser Aluminum Corp.(b)	374	16,561
Materion Corp.(a)(b)	477	10,818
Newmont Mining Corp.	11,477	721,903
RTI International Metals Inc.(a)	702	16,371
Titanium Metals Corp.	1,935	28,986

42

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
Vulcan Materials Co.(b)	3,026	$83,396

		1,861,720

MISCELLANEOUS – MANUFACTURING – 0.00%
John Bean Technologies Corp.	660	9,412

		9,412

OFFICE & BUSINESS EQUIPMENT – 0.12%
Pitney Bowes Inc.	4,709	88,529
Xerox Corp.	32,453	226,198

		314,727

OFFICE FURNISHINGS – 0.02%
Herman Miller Inc.	1,354	24,182
HNI Corp.	1,062	20,316
Interface Inc. Class A	1,324	15,703

		60,201

OIL & GAS – 8.56%
Anadarko Petroleum Corp.	11,561	728,921
Apache Corp.	8,916	715,420
Approach Resources Inc.(a)(b)	531	9,022
Atwood Oceanics Inc.(a)(b)	1,317	45,252
Bill Barrett Corp.(a)(b)	1,116	40,444
Cabot Oil & Gas Corp.	2,406	148,955
Chesapeake Energy Corp.	15,342	391,988
Chevron Corp.	46,579	4,309,489
Cimarex Energy Co.	2,003	111,567
Comstock Resources Inc.(a)	1,103	17,052
ConocoPhillips	31,931	2,021,871
Contango Oil & Gas Co.(a)(b)	300	16,413
Denbury Resources Inc.(a)	9,420	108,330
Devon Energy Corp.	9,672	536,216
Diamond Offshore Drilling Inc.	1,623	88,843
EOG Resources Inc.	6,237	442,889
EQT Corp.	3,452	184,199
Exxon Mobil Corp.	113,072	8,212,419
Forest Oil Corp.(a)(b)	2,738	39,427
GeoResources Inc.(a)	476	8,468
Gulfport Energy Corp.(a)(b)	959	23,189
Helmerich & Payne Inc.	2,506	101,744
Hess Corp.	7,018	368,164
HollyFrontier Corp.	4,922	129,055
Marathon Oil Corp.	16,566	357,494
Marathon Petroleum Corp.	8,253	223,326
Murphy Oil Corp.	4,471	197,439
Nabors Industries Ltd.(a)	6,704	82,191
Newfield Exploration Co.(a)	3,097	122,920
Noble Corp.(a)	5,824	170,934
Noble Energy Inc.	4,086	289,289
Northern Oil and Gas Inc.(a)(b)	1,469	28,484
Occidental Petroleum Corp.	18,912	1,352,208
Patterson-UTI Energy Inc.	3,649	63,274
Penn Virginia Corp.	1,066	5,938
Petroleum Development Corp.(a)(b)	548	10,626
PetroQuest Energy Inc.(a)(b)	1,298	7,139
Pioneer Drilling Co.(a)(b)	1,465	10,519
Pioneer Natural Resources Co.	2,696	177,316
Plains Exploration & Production Co.(a)	3,304	75,034
QEP Resources Inc.	4,141	112,097

Security	Shares	Value
Quicksilver Resources Inc.(a)(b)	2,829	$21,444
Range Resources Corp.	3,730	218,056
Rowan Companies Inc.(a)	2,973	89,755
SM Energy Co.	1,492	90,490
Southwestern Energy Co.(a)	8,056	268,506
Stone Energy Corp.(a)(b)	1,142	18,512
Sunoco Inc.	2,523	78,238
Swift Energy Co.(a)	992	24,145
Tesoro Corp.(a)	3,351	65,244
Unit Corp.(a)	971	35,849
Valero Energy Corp.	13,229	235,212

		23,231,016

OIL & GAS SERVICES – 1.70%
Baker Hughes Inc.	10,127	467,462
Basic Energy Services Inc.(a)(b)	697	9,870
Cameron International Corp.(a)	5,668	235,449
CARBO Ceramics Inc.	465	47,676
Dresser-Rand Group Inc.(a)(b)	1,869	75,751
Dril-Quip Inc.(a)(b)	801	43,182
Exterran Holdings Inc.(a)	1,491	14,493
FMC Technologies Inc.(a)	5,609	210,898
Gulf Island Fabrication Inc.	336	6,948
Halliburton Co.	21,357	651,816
Helix Energy Solutions Group Inc.(a)(b)	2,475	32,422
Hornbeck Offshore Services Inc.(a)	564	14,049
ION Geophysical Corp.(a)(b)	3,016	14,266
Lufkin Industries Inc.	709	37,726
Matrix Service Co.(a)(b)	650	5,532
National Oilwell Varco Inc.	9,837	503,851
Oceaneering International Inc.	2,531	89,446
Oil States International Inc.(a)	1,196	60,900
Schlumberger Ltd.	31,383	1,874,507
SEACOR Holdings Inc.	504	40,426
Superior Energy Services Inc.(a)(b)	1,872	49,121
Tetra Technologies Inc.(a)(b)	1,831	14,135
Tidewater Inc.	1,208	50,796
World Fuel Services Corp.	1,669	54,493

		4,605,215

PACKAGING & CONTAINERS – 0.19%
Ball Corp.	3,829	118,775
Bemis Co. Inc.	2,409	70,608
Greif Inc. Class A	712	30,538
Owens-Illinois Inc.(a)	3,852	58,242
Packaging Corp. of America	2,340	54,522
Sealed Air Corp.	3,737	62,408
Silgan Holdings Inc.	1,171	43,022
Sonoco Products Co.	2,325	65,635

		503,750

PHARMACEUTICALS – 5.23%
Abbott Laboratories	36,204	1,851,473
Allergan Inc.	7,142	588,358
AmerisourceBergen Corp.	6,233	232,304
Bristol-Myers Squibb Co.	39,695	1,245,629
Cardinal Health Inc.	8,000	335,040
Catalyst Health Solutions Inc.(a)(b)	1,170	67,497
Cephalon Inc.(a)	1,824	147,197
Cubist Pharmaceuticals Inc.(a)	1,435	50,684
Eli Lilly and Co.	23,660	874,710
Emergent BioSolutions Inc.(a)	593	9,150

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
Endo Pharmaceuticals Holdings Inc.(a)	2,716	$76,021
Express Scripts Inc.(a)	11,335	420,189
Forest Laboratories Inc.(a)	6,342	195,270
Gilead Sciences Inc.(a)	17,965	697,042
Hi-Tech Pharmacal Co. Inc.(a)(b)	247	8,299
Hospira Inc.(a)	3,846	142,302
Mead Johnson Nutrition Co. Class A	4,730	325,566
Medco Health Solutions Inc.(a)	8,952	419,759
Medicines Co. (The)(a)(b)	1,281	19,061
Medicis Pharmaceutical Corp. Class A	1,487	54,246
Merck & Co. Inc.	71,639	2,343,312
Mylan Inc.(a)	9,838	167,246
Neogen Corp.(a)(b)	543	18,853
Omnicare Inc.	2,702	68,712
Par Pharmaceutical Companies Inc.(a)	844	22,467
Perrigo Co.	2,167	210,437
PetMed Express Inc.	463	4,167
Pfizer Inc.	181,433	3,207,735
PharMerica Corp.(a)	670	9,561
Questcor Pharmaceuticals Inc.(a)	1,465	39,936
Salix Pharmaceuticals Ltd.(a)	1,390	41,144
United Therapeutics Corp.(a)	1,218	45,663
VCA Antech Inc.(a)	2,029	32,423
ViroPharma Inc.(a)(b)	1,770	31,984
Watson Pharmaceuticals Inc.(a)(b)	2,934	200,246

		14,203,683

PIPELINES – 0.46%
El Paso Corp.	17,848	311,983
ONEOK Inc.	2,422	159,949
Questar Corp.	4,163	73,727
Spectra Energy Corp.	15,089	370,133
Williams Companies Inc. (The)	13,655	332,363

		1,248,155
REAL ESTATE – 0.06%
CBRE Group Inc.(a)	7,586	102,107
Forestar Group Inc.(a)(b)	804	8,772
Jones Lang LaSalle Inc.	1,018	52,743

		163,622

REAL ESTATE INVESTMENT TRUSTS – 2.34%
Acadia Realty Trust	940	17,578
Alexandria Real Estate Equities Inc.	1,450	89,015
American Campus Communities Inc.(b)	1,622	60,355
Apartment Investment and Management Co. Class A	2,832	62,644
AvalonBay Communities Inc.	2,195	250,340
BioMed Realty Trust Inc.	3,061	50,721
Boston Properties Inc.	3,404	303,296
BRE Properties Inc. Class A(b)	1,751	74,137
Camden Property Trust	1,666	92,063
Cedar Shopping Centers Inc.	1,386	4,310
Colonial Properties Trust(b)	2,051	37,246
Corporate Office Properties Trust	1,691	36,830
Cousins Properties Inc.	2,275	13,309
DiamondRock Hospitality Co.(b)	3,903	27,282
Duke Realty Corp.	5,890	61,845
EastGroup Properties Inc.	634	24,181
Entertainment Properties Trust	1,090	42,488
Equity One Inc.	1,376	21,823
Equity Residential	6,877	356,710
Essex Property Trust Inc.	763	91,591

Security	Shares	Value
Extra Space Storage Inc.	2,215	$41,265
Federal Realty Investment Trust	1,470	121,143
Franklin Street Properties Corp.	1,650	18,661
Getty Realty Corp.	648	9,344
HCP Inc.	9,439	330,931
Health Care REIT Inc.	4,097	191,740
Healthcare Realty Trust Inc.(b)	1,809	30,482
Highwoods Properties Inc.	1,644	46,459
Home Properties Inc.	1,099	62,379
Hospitality Properties Trust	2,897	61,503
Host Hotels & Resorts Inc.	16,486	180,357
Inland Real Estate Corp.	1,801	13,147
Kilroy Realty Corp.	1,369	42,850
Kimco Realty Corp.	9,520	143,086
Kite Realty Group Trust	1,483	5,428
LaSalle Hotel Properties(b)	2,003	38,458
Lexington Realty Trust(b)	3,250	21,255
Liberty Property Trust(b)	2,710	78,888
LTC Properties Inc.(b)	706	17,876
Macerich Co. (The)	3,087	131,599
Mack-Cali Realty Corp.	2,029	54,276
Medical Properties Trust Inc.	2,603	23,297
Mid-America Apartment Communities Inc.(b)	856	51,548
National Retail Properties Inc.(b)	2,211	59,410
Omega Healthcare Investors Inc.	2,424	38,614
Parkway Properties Inc.	511	5,626
Pennsylvania Real Estate Investment Trust	1,270	9,817
Post Properties Inc.(b)	1,186	41,202
Prologis Inc.	10,622	257,583
PS Business Parks Inc.(b)	450	22,293
Public Storage	3,289	366,230
Realty Income Corp.	2,958	95,366
Regency Centers Corp.	2,107	74,440
Saul Centers Inc.	265	8,960
Senior Housing Properties Trust	3,595	77,436
Simon Property Group Inc.	6,819	749,954
SL Green Realty Corp.	1,995	116,009
Sovran Self Storage Inc.	646	24,012
Tanger Factory Outlet Centers Inc.	2,016	52,436
Taubman Centers Inc.	1,357	68,271
UDR Inc.(b)	5,130	113,578
Universal Health Realty Income Trust(b)	283	9,512
Urstadt Biddle Properties Inc. Class A(b)	530	8,464
Ventas Inc.	6,682	330,091
Vornado Realty Trust	4,276	319,075
Weingarten Realty Investors(b)	2,817	59,636

		6,341,751

RETAIL – 6.32%
99 Cents Only Stores(a)(b)	1,103	20,317
Abercrombie & Fitch Co. Class A	2,027	124,782
Advance Auto Parts Inc.	1,727	100,339
Aeropostale Inc.(a)	1,900	20,539
American Eagle Outfitters Inc.	4,545	53,267
ANN Inc.(a)	1,217	27,796
Ascena Retail Group Inc.(a)	1,607	43,501
AutoNation Inc.(a)(b)	1,165	38,189
AutoZone Inc.(a)	680	217,049
Barnes & Noble Inc.(b)	982	11,617
Bed Bath & Beyond Inc.(a)	5,677	325,349
Best Buy Co. Inc.	6,985	162,750
Big 5 Sporting Goods Corp.	554	3,368
Big Lots Inc.(a)	1,539	53,603
Biglari Holdings Inc.(a)	35	10,374

44

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
BJ’s Restaurants Inc.(a)	570	$25,143
BJ’s Wholesale Club Inc.(a)	1,300	66,612
Bob Evans Farms Inc.	718	20,477
Brinker International Inc.	1,918	40,125
Brown Shoe Co. Inc.(b)	941	6,700
Buckle Inc. (The)	637	24,499
Buffalo Wild Wings Inc.(a)	428	25,594
Cabela’s Inc.(a)	1,018	20,859
CarMax Inc.(a)	5,300	126,405
Casey’s General Stores Inc.	887	38,718
Cash America International Inc.	689	35,249
Cato Corp. (The) Class A	689	15,544
CEC Entertainment Inc.	444	12,641
Cheesecake Factory Inc. (The)(a)	1,306	32,193
Chico’s FAS Inc.	4,001	45,731
Children’s Place Retail Stores Inc. (The)(a)	583	27,127
Chipotle Mexican Grill Inc.(a)(b)	725	219,639
Christopher & Banks Corp.	883	3,117
Coldwater Creek Inc.(a)	1,448	1,810
Collective Brands Inc.(a)	1,394	18,066
Copart Inc.(a)	1,325	51,834
Costco Wholesale Corp.	10,168	834,996
Cracker Barrel Old Country Store Inc.	536	21,483
CVS Caremark Corp.	31,233	1,048,804
Darden Restaurants Inc.	3,137	134,107
Dick’s Sporting Goods Inc.(a)	2,247	75,185
DineEquity Inc.(a)	371	14,280
Dollar Tree Inc.(a)	2,818	211,660
EZCORP Inc.(a)(b)	1,023	29,196
Family Dollar Stores Inc.	2,805	142,662
Finish Line Inc. (The) Class A	1,243	24,848
First Cash Financial Services Inc.(a)(b)	714	29,952
Foot Locker Inc.	3,559	71,500
Fred’s Inc. Class A	915	9,754
GameStop Corp. Class A(a)(b)	3,237	74,775
Gap Inc. (The)	8,119	131,853
Genesco Inc.(a)	571	29,424
Group 1 Automotive Inc.	552	19,624
Haverty Furniture Companies Inc.	434	4,336
Hibbett Sports Inc.(a)	618	20,944
Home Depot Inc. (The)	36,405	1,196,632
Hot Topic Inc.	1,014	7,737
HSN Inc.(a)	942	31,208
J. Crew Group Inc. Escrow(a)(d)	1,605	0
J.C. Penney Co. Inc.	3,349	89,686
Jack in the Box Inc.(a)	1,078	21,474
Jos. A. Bank Clothiers Inc.(a)	645	30,076
Kirkland’s Inc.(a)	426	3,906
Kohl’s Corp.	6,512	319,739
Limited Brands Inc.	5,729	220,624
Lithia Motors Inc. Class A	510	7,334
Lowe’s Companies Inc.	29,269	566,062
Lumber Liquidators Holdings Inc.(a)(b)	667	10,072
Macy’s Inc.	9,891	260,331
MarineMax Inc.(a)	543	3,513
McDonald’s Corp.	23,994	2,107,153
Men’s Wearhouse Inc. (The)	1,203	31,374
Movado Group Inc.	405	4,933
MSC Industrial Direct Co. Inc. Class A	1,095	61,824
Nordstrom Inc.	3,775	172,442
O’Charley’s Inc.(a)(b)	390	2,317
O’Reilly Automotive Inc.(a)	3,143	209,418
Office Depot Inc.(a)	6,426	13,238
OfficeMax Inc.(a)(b)	2,005	9,724
P.F. Chang’s China Bistro Inc.	512	13,947

Security	Shares	Value
Panera Bread Co. Class A(a)	708	$73,590
Papa John’s International Inc.(a)(b)	440	13,376
Pep Boys - Manny, Moe & Jack (The)	1,203	11,874
PetSmart Inc.	2,627	112,042
PVH Corp.	1,582	92,136
RadioShack Corp.	2,307	26,807
Red Robin Gourmet Burgers Inc.(a)	260	6,263
Regis Corp.	1,346	18,965
Ross Stores Inc.	2,698	212,306
Ruby Tuesday Inc.(a)(b)	1,436	10,282
rue21 Inc.(a)(b)	375	8,509
Ruth’s Hospitality Group Inc.(a)	879	3,771
Saks Inc.(a)(b)	3,766	32,953
School Specialty Inc.(a)	409	2,916
Sears Holdings Corp.(a)(b)	903	51,941
Select Comfort Corp.(a)(b)	1,291	18,035
Sonic Automotive Inc.	840	9,064
Sonic Corp.(a)	1,412	9,983
Stage Stores Inc.	707	9,806
Staples Inc.	16,545	220,048
Starbucks Corp.	17,378	648,026
Stein Mart Inc.	656	4,100
Target Corp.	15,681	768,996
Texas Roadhouse Inc.	1,455	19,235
Tiffany & Co.	2,970	180,635
TJX Companies Inc. (The)	8,847	490,743
Tractor Supply Co.	1,663	104,021
Tuesday Morning Corp.(a)	1,081	3,805
Under Armour Inc. Class A(a)(b)	859	57,046
Urban Outfitters Inc.(a)	2,780	62,050
Vitamin Shoppe Inc.(a)(b)	678	25,384
Wal-Mart Stores Inc.	40,878	2,121,568
Walgreen Co.	21,023	691,446
Wendy’s Co. (The)	7,088	32,534
Williams-Sonoma Inc.	2,450	75,435
Yum! Brands Inc.	10,783	532,572
Zale Corp.(a)(b)	541	1,542
Zumiez Inc.(a)(b)	523	9,158

		17,168,033

SAVINGS & LOANS – 0.18%
Astoria Financial Corp.	1,931	14,849
Brookline Bancorp Inc.	1,419	10,941
Dime Community Bancshares Inc.	665	6,736
First Niagara Financial Group Inc.	6,862	62,787
Hudson City Bancorp Inc.	12,331	69,794
New York Community Bancorp Inc.	10,241	121,868
Northwest Bancshares Inc.	2,389	28,453
Oritani Financial Corp.	1,194	15,355
People’s United Financial Inc.	8,820	100,548
Provident Financial Services Inc.	1,280	13,760
Washington Federal Inc.	2,597	33,086

		478,177

SEMICONDUCTORS – 2.52%
Advanced Micro Devices Inc.(a)(b)	13,608	69,129
Altera Corp.	7,495	236,317
Analog Devices Inc.	6,991	218,469
Applied Materials Inc.	30,571	316,410
Atmel Corp.(a)	10,905	88,003
ATMI Inc.(a)(b)	756	11,960
Broadcom Corp. Class A(a)	11,174	371,982
Brooks Automation Inc.	1,540	12,551

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
Cabot Microelectronics Corp.(a)(b)	550	$18,914
CEVA Inc.(a)(b)	538	13,079
Cirrus Logic Inc.(a)	1,505	22,184
Cohu Inc.	588	5,809
Cree Inc.(a)(b)	2,710	70,406
Cypress Semiconductor Corp.(a)	4,033	60,374
Diodes Inc.(a)	856	15,340
DSP Group Inc.(a)(b)	577	3,404
Entropic Communications Inc.(a)(b)	2,077	8,578
Exar Corp.(a)(b)	1,037	5,921
Fairchild Semiconductor International Inc.(a)	2,962	31,990
GT Advanced Technologies Inc.(a)	2,983	20,941
Hittite Microwave Corp.(a)(b)	650	31,655
Integrated Device Technology Inc.(a)	3,454	17,788
Intel Corp.	122,105	2,604,500
International Rectifier Corp.(a)	1,629	30,332
Intersil Corp. Class A	2,915	29,995
KLA-Tencor Corp.	3,894	149,062
Kopin Corp.(a)(b)	1,634	5,605
Kulicke and Soffa Industries Inc.(a)	1,678	12,518
Lam Research Corp.(a)(b)	2,885	109,572
Linear Technology Corp.	5,334	147,485
LSI Corp.(a)	13,427	69,552
MEMC Electronic Materials Inc.(a)	5,426	28,432
Micrel Inc.	1,175	11,127
Microchip Technology Inc.	4,464	138,875
Micron Technology Inc.(a)	23,440	118,138
Microsemi Corp.(a)(b)	2,015	32,200
MKS Instruments Inc.	1,219	26,464
Monolithic Power Systems Inc.(a)(b)	665	6,770
Nanometrics Inc.(a)	400	5,800
Novellus Systems Inc.(a)	1,620	44,161
NVIDIA Corp.(a)	13,940	174,250
Pericom Semiconductor Corp.(a)(b)	583	4,320
Power Integrations Inc.	688	21,060
QLogic Corp.(a)(b)	2,444	30,990
Rovi Corp.(a)	2,594	111,490
Rubicon Technology Inc.(a)(b)	436	4,765
Rudolph Technologies Inc.(a)(b)	738	4,937
Semtech Corp.(a)(b)	1,524	32,156
Silicon Laboratories Inc.(a)(b)	1,037	34,750
Skyworks Solutions Inc.(a)	4,343	77,913
Standard Microsystems Corp.(a)(b)	555	10,767
Supertex Inc.(a)	280	4,844
Teradyne Inc.(a)(b)	4,373	48,147
Tessera Technologies Inc.(a)	1,219	14,555
Texas Instruments Inc.	26,814	714,593
TriQuint Semiconductor Inc.(a)(b)	3,831	19,232
Ultratech Inc.(a)(b)	613	10,513
Varian Semiconductor Equipment Associates Inc.(a)	1,757	107,441
Veeco Instruments Inc.(a)(b)	968	23,619
Volterra Semiconductor Corp.(a)	575	11,057
Xilinx Inc.	6,199	170,101

		6,853,292

SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)	1,150	27,979

		27,979

SOFTWARE – 4.32%
ACI Worldwide Inc.(a)(b)	782	21,536
Acxiom Corp.(a)	1,919	20,418
Adobe Systems Inc.(a)	11,448	276,698

Security	Shares	Value
Advent Software Inc.(a)	759	$15,825
Allscripts Healthcare Solutions Inc.(a)	4,376	78,856
ANSYS Inc.(a)(b)	2,161	105,975
Autodesk Inc.(a)	5,337	148,262
Automatic Data Processing Inc.	11,371	536,143
Avid Technology Inc.(a)	662	5,124
Blackbaud Inc.	1,054	23,473
BMC Software Inc.(a)	4,093	157,826
Bottomline Technologies Inc.(a)(b)	795	16,011
Broadridge Financial Solutions Inc.	2,901	58,426
CA Inc.	8,729	169,430
Cerner Corp.(a)(b)	3,364	230,501
Citrix Systems Inc.(a)	4,395	239,659
CommVault Systems Inc.(a)(b)	1,048	38,839
Computer Programs and Systems Inc.	261	17,265
Compuware Corp.(a)	5,072	38,852
Concur Technologies Inc.(a)	1,092	40,644
CSG Systems International Inc.(a)	805	10,175
Digi International Inc.(a)(b)	619	6,809
Dun & Bradstreet Corp. (The)	1,153	70,633
Ebix Inc.(a)(b)	735	10,805
Electronic Arts Inc.(a)	7,703	157,526
EPIQ Systems Inc.	735	9,210
Fair Isaac Corp.	891	19,451
Fidelity National Information Services Inc.	5,800	141,056
Fiserv Inc.(a)	3,302	167,643
Global Payments Inc.	1,883	76,054
Informatica Corp.(a)(b)	2,498	102,293
Interactive Intelligence Group Inc.(a)(b)	328	8,905
Intuit Inc.(a)	7,048	334,357
JDA Software Group Inc.(a)	989	23,182
ManTech International Corp. Class A	536	16,820
Microsoft Corp.	173,405	4,316,050
MicroStrategy Inc. Class A(a)(b)	185	21,103
Monotype Imaging Holdings Inc.(a)(b)	864	10,480
MSCI Inc. Class A(a)	2,822	85,591
Omnicell Inc.(a)	774	10,666
Oracle Corp.	91,878	2,640,574
Parametric Technology Corp.(a)(b)	2,727	41,941
Paychex Inc.	7,445	196,325
Progress Software Corp.(a)(b)	1,562	27,413
Quality Systems Inc.	462	44,814
Quest Software Inc.(a)	1,347	21,390
Red Hat Inc.(a)	4,505	190,381
Salesforce.com Inc.(a)(b)	3,142	359,068
SEI Investments Co.	3,515	54,061
Smith Micro Software Inc.(a)	899	1,366
Solera Holdings Inc.	1,659	83,780
Synchronoss Technologies Inc.(a)	633	15,768
SYNNEX Corp.(a)(b)	607	15,903
Take-Two Interactive Software Inc.(a)	2,022	25,720
Taleo Corp. Class A(a)	976	25,103
THQ Inc.(a)	1,695	2,932
Total System Services Inc.	3,842	65,045
VeriFone Systems Inc.(a)	2,431	85,134

		11,735,290

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	857	14,089

		14,089

TELECOMMUNICATIONS – 5.06%
ADTRAN Inc.	1,510	39,955

46

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
American Tower Corp. Class A(a)	9,188	$494,314
Anixter International Inc.	688	32,639
ARRIS Group Inc.(a)(b)	2,762	28,449
AT&T Inc.	137,807	3,930,256
Atlantic Tele-Network Inc.	210	6,905
Black Box Corp.	409	8,732
Cbeyond Inc.(a)(b)	729	5,147
CenturyLink Inc.	14,313	474,047
Ciena Corp.(a)(b)	2,283	25,570
Cincinnati Bell Inc.(a)(b)	4,561	14,093
Cisco Systems Inc.	127,913	1,981,372
Comtech Telecommunications Corp.	598	16,798
Corning Inc.	36,476	450,843
Frontier Communications Corp.	23,214	141,838
General Communication Inc. Class A(a)(b)	809	6,634
Harmonic Inc.(a)(b)	2,763	11,770
Harris Corp.	2,814	96,154
JDS Uniphase Corp.(a)(b)	5,350	53,340
Juniper Networks Inc.(a)	12,337	212,937
LogMeIn Inc.(a)	487	16,173
MetroPCS Communications Inc.(a)	6,837	59,550
Motorola Mobility Holdings Inc.(a)	6,053	228,682
Motorola Solutions Inc.	7,001	293,342
NETGEAR Inc.(a)(b)	887	22,964
Network Equipment Technologies Inc.(a)	677	1,313
NeuStar Inc. Class A(a)	1,709	42,964
Neutral Tandem Inc.(a)	757	7,328
Newport Corp.(a)(b)	870	9,405
Novatel Wireless Inc.(a)	741	2,238
NTELOS Holdings Corp.	684	12,127
Oplink Communications Inc.(a)	486	7,358
Plantronics Inc.	1,082	30,783
Polycom Inc.(a)	4,144	76,125
QUALCOMM Inc.	39,066	1,899,780
RF Micro Devices Inc.(a)	6,458	40,944
Sprint Nextel Corp.(a)	69,212	210,404
Symmetricom Inc.(a)	1,006	4,366
Tekelec(a)(b)	1,396	8,432
Telephone and Data Systems Inc.	2,161	45,921
Tellabs Inc.	8,474	36,353
tw telecom inc.(a)(b)	3,515	58,068
USA Mobility Inc.	497	6,560
Verizon Communications Inc.	65,822	2,422,250
ViaSat Inc.(a)(b)	993	33,077
Windstream Corp.	11,735	136,830

		13,745,130

TEXTILES – 0.06%
Cintas Corp.	2,597	73,080
G&K Services Inc. Class A	437	11,161
Mohawk Industries Inc.(a)	1,338	57,414
UniFirst Corp.	364	16,485

		158,140

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	2,832	92,351
JAKKS Pacific Inc.(b)	621	11,768
Mattel Inc.	8,002	207,172

		311,291

TRANSPORTATION – 1.82%
Alexander & Baldwin Inc.	981	35,836

Security	Shares	Value
Arkansas Best Corp.	591	$9,545
Bristow Group Inc.	855	36,278
C.H. Robinson Worldwide Inc.	3,813	261,076
Con-way Inc.	1,294	28,636
CSX Corp.	25,430	474,778
Expeditors International of Washington Inc.	4,900	198,695
FedEx Corp.	7,362	498,260
Forward Air Corp.	688	17,510
Heartland Express Inc.	1,390	18,848
Hub Group Inc. Class A(a)(b)	876	24,765
J.B. Hunt Transport Services Inc.	2,160	78,019
Kansas City Southern Industries Inc.(a)	2,571	128,447
Kirby Corp.(a)(b)	1,305	68,695
Knight Transportation Inc.	1,372	18,261
Landstar System Inc.	1,114	44,070
Norfolk Southern Corp.	8,075	492,736
Old Dominion Freight Line Inc.(a)(b)	1,097	31,780
Overseas Shipholding Group Inc.(b)	613	8,423
Ryder System Inc.	1,199	44,974
Union Pacific Corp.	11,336	925,811
United Parcel Service Inc. Class B	22,819	1,441,020
UTi Worldwide Inc.	2,421	31,570
Werner Enterprises Inc.	1,034	21,538

		4,939,571

TRUCKING & LEASING – 0.01%
GATX Corp.	1,083	33,562

		33,562

WATER – 0.03%
American States Water Co.	445	15,099
Aqua America Inc.	3,246	70,016

		85,115

TOTAL COMMON STOCKS (Cost: $303,940,157)		271,225,865

SHORT-TERM INVESTMENTS – 3.06%

MONEY MARKET FUNDS – 3.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(e)(f)	7,408,032	7,408,032
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	627,484	627,484

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

September 30, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(c)(e)	274,797	$274,797

		8,310,313

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,310,313)		8,310,313

TOTAL INVESTMENTS IN SECURITIES – 102.96% (Cost: $312,250,470)		279,536,178

SHORT POSITIONS(g) – 0.00%

COMMON STOCKS – 0.00%
Lone Pine Resources Inc.	(1,532)	(10,111)

TOTAL SHORT POSITIONS (Proceeds: $10,157)		(10,111)

Other Assets, Less Liabilities – (2.96)%		(8,026,477)

NET ASSETS – 100.00%		$271,499,590

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

48

Schedule of Investments (Unaudited)

iShares® S&P 500 Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.77%
ADVERTISING – 0.13%
Interpublic Group of Companies Inc. (The)	1,106,137	$7,964,186
Omnicom Group Inc.	646,126	23,803,282

		31,767,468

AEROSPACE & DEFENSE – 2.01%
Boeing Co. (The)	1,713,328	103,673,477
General Dynamics Corp.	836,366	47,580,862
Goodrich Corp.	288,998	34,876,279
L-3 Communications Holdings Inc.	243,655	15,099,300
Lockheed Martin Corp.	636,265	46,218,290
Northrop Grumman Corp.	642,847	33,530,899
Raytheon Co.	817,536	33,412,696
Rockwell Collins Inc.	355,278	18,744,467
United Technologies Corp.	2,100,841	147,815,173

		480,951,443

AGRICULTURE – 2.34%
Altria Group Inc.	4,788,459	128,378,586
Archer-Daniels-Midland Co.	1,562,397	38,763,070
Lorillard Inc.	320,053	35,429,867
Monsanto Co.	1,236,251	74,224,510
Philip Morris International Inc.	4,060,818	253,313,827
Reynolds American Inc.	781,638	29,295,792

		559,405,652

AIRLINES – 0.06%
Southwest Airlines Co.	1,858,842	14,945,090

		14,945,090

APPAREL – 0.64%
Coach Inc.	668,200	34,632,806
Nike Inc. Class B	878,203	75,095,139
Ralph Lauren Corp.	149,642	19,408,567
VF Corp.	200,382	24,350,421

		153,486,933

AUTO MANUFACTURERS – 0.48%
Ford Motor Co.(a)	8,784,801	84,949,026
PACCAR Inc.	845,048	28,579,523

		113,528,549

AUTO PARTS & EQUIPMENT – 0.20%
Goodyear Tire & Rubber Co. (The)(a)(b)	563,199	5,682,678
Johnson Controls Inc.	1,571,495	41,440,323

		47,123,001

BANKS – 6.31%
Bank of America Corp.	23,429,321	143,387,444
Bank of New York Mellon Corp. (The)	2,849,874	52,979,158

Security	Shares	Value
BB&T Corp.	1,611,523	$34,373,786
Capital One Financial Corp.	1,062,039	42,088,605
Citigroup Inc.	6,745,953	172,831,316
Comerica Inc.	464,650	10,673,010
Fifth Third Bancorp	2,126,594	21,478,599
First Horizon National Corp.	613,480	3,656,341
Goldman Sachs Group Inc. (The)	1,169,340	110,561,097
Huntington Bancshares Inc.	1,996,074	9,581,155
JPMorgan Chase & Co.	9,014,124	271,505,415
KeyCorp	2,203,025	13,063,938
M&T Bank Corp.	290,381	20,297,632
Morgan Stanley	3,432,022	46,332,297
Northern Trust Corp.	557,171	19,489,842
PNC Financial Services Group Inc. (The)(c)	1,216,621	58,628,966
Regions Financial Corp.	2,910,415	9,691,682
State Street Corp.	1,165,285	37,475,566
SunTrust Banks Inc.	1,241,240	22,280,258
U.S. Bancorp	4,440,960	104,540,198
Wells Fargo & Co.	12,206,356	294,417,307
Zions Bancorp	425,409	5,985,505

		1,505,319,117

BEVERAGES – 2.77%
Brown-Forman Corp. Class B NVS	233,203	16,356,858
Coca-Cola Co. (The)	5,308,289	358,628,005
Coca-Cola Enterprises Inc.	737,445	18,347,632
Constellation Brands Inc. Class A(a)	426,399	7,675,182
Dr Pepper Snapple Group Inc.	501,608	19,452,358
Molson Coors Brewing Co. Class B NVS	376,708	14,921,404
PepsiCo Inc.	3,658,787	226,478,915

		661,860,354

BIOTECHNOLOGY – 1.05%
Amgen Inc.	2,136,392	117,394,740
Biogen Idec Inc.(a)	560,747	52,233,583
Celgene Corp.(a)(b)	1,060,717	65,679,597
Life Technologies Corp.(a)	417,228	16,034,072

		251,341,992

BUILDING MATERIALS – 0.02%
Masco Corp.	825,469	5,877,339

		5,877,339

CHEMICALS – 1.80%
Air Products and Chemicals Inc.	492,749	37,631,241
Airgas Inc.	157,382	10,044,119
CF Industries Holdings Inc.	165,897	20,470,031
Dow Chemical Co. (The)	2,730,862	61,335,161
E.I. du Pont de Nemours and Co.	2,155,852	86,169,405
Eastman Chemical Co.	162,301	11,122,488
Ecolab Inc.(b)	536,278	26,218,631
FMC Corp.	165,683	11,458,636
International Flavors & Fragrances Inc.	186,995	10,512,859
Mosaic Co. (The)	639,289	31,305,982
PPG Industries Inc.	364,167	25,732,040
Praxair Inc.	698,559	65,301,295
Sherwin-Williams Co. (The)	203,953	15,157,787
Sigma-Aldrich Corp.	282,256	17,440,598

		429,900,273

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

September 30, 2011

Security	Shares	Value
COAL – 0.20%
Alpha Natural Resources Inc.(a)	523,518	$9,261,033
CONSOL Energy Inc.	524,219	17,786,751
Peabody Energy Corp.	626,132	21,213,352

		48,261,136

COMMERCIAL SERVICES – 1.42%
Apollo Group Inc. Class A(a)	283,468	11,228,167
DeVry Inc.	141,855	5,242,961
Equifax Inc.	282,781	8,692,688
H&R Block Inc.	706,954	9,409,558
Iron Mountain Inc.	469,665	14,850,807
MasterCard Inc. Class A	246,747	78,258,279
McKesson Corp.	569,438	41,398,143
Monster Worldwide Inc.(a)	300,540	2,157,877
Moody’s Corp.	465,298	14,168,324
Quanta Services Inc.(a)(b)	490,686	9,219,990
R.R. Donnelley & Sons Co.	433,267	6,117,730
Robert Half International Inc.	334,500	7,098,090
SAIC Inc.(a)(b)	638,374	7,539,197
Visa Inc. Class A	1,182,608	101,373,158
Western Union Co.	1,451,218	22,189,123

		338,944,092

COMPUTERS – 7.46%
Accenture PLC Class A	1,489,839	78,484,718
Apple Inc.(a)	2,143,326	816,993,005
Cognizant Technology Solutions Corp. Class A(a)(b)	702,024	44,016,905
Computer Sciences Corp.	358,489	9,625,429
Dell Inc.(a)(b)	3,585,193	50,730,481
EMC Corp.(a)(b)	4,773,927	100,204,728
Hewlett-Packard Co.	4,795,215	107,652,577
International Business Machines Corp.	2,761,023	483,261,856
Lexmark International Inc. Class A(a)(b)	182,576	4,935,029
NetApp Inc.(a)	851,768	28,909,006
SanDisk Corp.(a)(b)	553,084	22,316,939
Teradata Corp.(a)(b)	389,110	20,829,058
Western Digital Corp.(a)(b)	539,144	13,866,784

		1,781,826,515

COSMETICS & PERSONAL CARE – 2.28%
Avon Products Inc.	995,775	19,517,190
Colgate-Palmolive Co.	1,124,730	99,741,056
Estee Lauder Companies Inc. (The) Class A	261,439	22,964,802
Procter & Gamble Co. (The)	6,352,496	401,350,697

		543,573,745

DISTRIBUTION & WHOLESALE – 0.26%
Fastenal Co.(b)	682,307	22,707,177
Genuine Parts Co.	362,446	18,412,257
W.W. Grainger Inc.	140,591	21,023,978

		62,143,412

DIVERSIFIED FINANCIAL SERVICES – 1.72%
American Express Co.	2,401,063	107,807,729
Ameriprise Financial Inc.	545,804	21,482,846
BlackRock Inc.(c)	231,882	34,320,855
Charles Schwab Corp. (The)	2,491,884	28,083,533

Security	Shares	Value
CME Group Inc.	154,586	$ 38,089,990
Discover Financial Services	1,261,551	28,939,980
E*TRADE Financial Corp.(a)	585,427	5,333,240
Federated Investors Inc. Class B(b)	215,942	3,785,463
Franklin Resources Inc.	336,508	32,183,625
IntercontinentalExchange Inc.(a)(b)	169,853	20,086,816
Invesco Ltd.	1,042,416	16,167,872
Janus Capital Group Inc.	434,007	2,604,042
Legg Mason Inc.	302,585	7,779,460
NASDAQ OMX Group Inc. (The)(a)	294,021	6,803,646
NYSE Euronext Inc.	605,283	14,066,777
SLM Corp.	1,189,047	14,803,635
T. Rowe Price Group Inc.	592,709	28,313,709

		410,653,218

ELECTRIC – 3.69%
AES Corp. (The)(a)	1,519,487	14,830,193
Ameren Corp.	558,728	16,633,333
American Electric Power Co. Inc.	1,114,980	42,391,540
CenterPoint Energy Inc.	984,565	19,317,165
CMS Energy Corp.	582,147	11,520,689
Consolidated Edison Inc.	677,106	38,608,584
Constellation Energy Group Inc.	465,445	17,714,837
Dominion Resources Inc.	1,315,953	66,810,934
DTE Energy Co.	391,487	19,190,693
Duke Energy Corp.	3,078,985	61,548,910
Edison International	753,255	28,812,004
Entergy Corp.	408,711	27,093,452
Exelon Corp.	1,532,077	65,281,801
FirstEnergy Corp.	966,876	43,422,401
Integrys Energy Group Inc.	180,153	8,759,039
NextEra Energy Inc.	976,415	52,745,938
Northeast Utilities	408,984	13,762,312
NRG Energy Inc.(a)	557,773	11,830,365
Pepco Holdings Inc.	523,447	9,903,617
PG&E Corp.	929,956	39,346,438
Pinnacle West Capital Corp.	252,267	10,832,345
PPL Corp.	1,335,714	38,121,278
Progress Energy Inc.	681,097	35,226,337
Public Service Enterprise Group Inc.	1,169,614	39,030,019
SCANA Corp.(b)	265,486	10,738,909
Southern Co.	1,982,805	84,011,448
TECO Energy Inc.	498,765	8,543,844
Wisconsin Energy Corp.	540,408	16,909,366
Xcel Energy Inc.	1,120,271	27,659,491

		880,597,282

ELECTRICAL COMPONENTS & EQUIPMENT – 0.32%
Emerson Electric Co.	1,721,686	71,122,849
Molex Inc.(b)	315,768	6,432,194

		77,555,043

ELECTRONICS – 0.52%
Agilent Technologies Inc.(a)	802,738	25,085,563
Amphenol Corp. Class A	392,853	16,016,617
FLIR Systems Inc.	369,305	9,251,090
Jabil Circuit Inc.	420,731	7,484,804
PerkinElmer Inc.	260,440	5,003,052
Thermo Fisher Scientific Inc.(a)	882,855	44,707,777
Waters Corp.(a)(b)	211,218	15,944,847

		123,493,750

2

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

September 30, 2011

Security	Shares	Value
ENERGY – ALTERNATE SOURCES - 0.04%
First Solar Inc.(a)(b)	135,691	$8,577,028

		8,577,028

ENGINEERING & CONSTRUCTION – 0.12%
Fluor Corp.	401,829	18,705,140
Jacobs Engineering Group Inc.(a)(b)	294,913	9,522,741

		28,227,881

ENTERTAINMENT – 0.04%
International Game Technology	690,141	10,027,749

		10,027,749

ENVIRONMENTAL CONTROL – 0.30%
Republic Services Inc.	739,946	20,762,885
Stericycle Inc.(a)(b)	199,101	16,071,433
Waste Management Inc.	1,091,361	35,534,714

		72,369,032

FOOD – 2.13%
Campbell Soup Co.	415,598	13,452,907
ConAgra Foods Inc.	958,517	23,215,282
Dean Foods Co.(a)(b)	427,239	3,789,610
General Mills Inc.	1,494,879	57,507,995
H.J. Heinz Co.	742,240	37,468,275
Hershey Co. (The)	357,560	21,181,854
Hormel Foods Corp.	321,265	8,680,580
J.M. Smucker Co. (The)	263,189	19,183,846
Kellogg Co.	577,482	30,716,268
Kraft Foods Inc. Class A	4,083,032	137,108,215
Kroger Co. (The)	1,398,975	30,721,491
McCormick & Co. Inc. NVS	305,818	14,116,559
Safeway Inc.	809,213	13,457,212
Sara Lee Corp.	1,361,368	22,258,367
SUPERVALU Inc.(b)	493,681	3,287,916
Sysco Corp.	1,370,268	35,489,941
Tyson Foods Inc. Class A	685,433	11,899,117
Whole Foods Market Inc.(b)	364,578	23,810,589

		507,346,024

FOREST PRODUCTS & PAPER – 0.27%
International Paper Co.	1,010,559	23,495,497
MeadWestvaco Corp.	394,636	9,692,260
Plum Creek Timber Co. Inc.(b)	374,515	12,999,416
Weyerhaeuser Co.	1,245,381	19,365,674

		65,552,847

GAS – 0.20%
Nicor Inc.	102,451	5,635,829
NiSource Inc.	648,784	13,871,002
Sempra Energy	553,822	28,521,833

		48,028,664

Security	Shares	Value
HAND & MACHINE TOOLS – 0.11%
Snap-on Inc.	134,272	$5,961,677
Stanley Black & Decker Inc.	389,235	19,111,438

		25,073,115

HEALTH CARE – PRODUCTS – 3.63%
Baxter International Inc.	1,313,752	73,754,037
Becton, Dickinson and Co.	502,726	36,859,870
Boston Scientific Corp.(a)	3,538,859	20,914,657
C.R. Bard Inc.	200,319	17,535,925
CareFusion Corp.(a)	516,993	12,381,982
Covidien PLC	1,140,793	50,308,971
DENTSPLY International Inc.	326,758	10,028,203
Edwards Lifesciences Corp.(a)(b)	265,777	18,944,585
Intuitive Surgical Inc.(a)(b)	90,366	32,918,527
Johnson & Johnson	6,335,355	403,625,467
Medtronic Inc.	2,441,321	81,149,510
Patterson Companies Inc.	215,846	6,179,671
St. Jude Medical Inc.	761,789	27,569,144
Stryker Corp.	763,125	35,966,081
Varian Medical Systems Inc.(a)(b)	270,937	14,132,074
Zimmer Holdings Inc.(a)(b)	440,360	23,559,260

		865,827,964

HEALTH CARE – SERVICES – 1.23%
Aetna Inc.	862,116	31,337,917
Coventry Health Care Inc.(a)	343,467	9,895,284
DaVita Inc.(a)	215,947	13,533,398
Humana Inc.	385,695	28,051,597
Laboratory Corp. of America Holdings(a)(b)	234,064	18,502,759
Quest Diagnostics Inc.	365,957	18,063,638
Tenet Healthcare Corp.(a)(b)	1,089,346	4,498,999
UnitedHealth Group Inc.	2,487,963	114,744,854
WellPoint Inc.	833,812	54,431,247

		293,059,693

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Leucadia National Corp.	458,046	10,388,483

		10,388,483

HOME BUILDERS – 0.06%
D.R. Horton Inc.	641,468	5,798,871
Lennar Corp. Class A	370,328	5,014,241
Pulte Group Inc.(a)	783,814	3,096,065

		13,909,177

HOME FURNISHINGS – 0.06%
Harman International Industries Inc.	161,083	4,603,752
Whirlpool Corp.	176,640	8,816,103

		13,419,855

HOUSEHOLD PRODUCTS & WARES – 0.46%
Avery Dennison Corp.	244,519	6,132,536
Clorox Co. (The)	303,966	20,162,065
Fortune Brands Inc.	357,123	19,313,212
Kimberly-Clark Corp.	905,816	64,321,994

		109,929,807

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

September 30, 2011

Security	Shares	Value
HOUSEWARES – 0.03%
Newell Rubbermaid Inc.	673,631	$7,996,000

		7,996,000

INSURANCE – 3.69%
ACE Ltd.	781,349	47,349,749
Aflac Inc.	1,080,036	37,747,258
Allstate Corp. (The)	1,194,368	28,294,578
American International Group Inc.(a)	1,009,889	22,167,064
Aon Corp.	755,286	31,706,906
Assurant Inc.	218,245	7,813,171
Berkshire Hathaway Inc. Class B(a)	4,065,718	288,828,607
Chubb Corp. (The)	661,037	39,655,610
CIGNA Corp.	624,686	26,199,331
Cincinnati Financial Corp.	377,199	9,931,650
Genworth Financial Inc. Class A(a)	1,131,529	6,494,977
Hartford Financial Services Group Inc. (The)	1,029,846	16,621,714
Lincoln National Corp.	712,900	11,142,627
Loews Corp.	719,377	24,854,475
Marsh & McLennan Companies Inc.	1,252,276	33,235,405
MetLife Inc.	2,444,823	68,479,492
Principal Financial Group Inc.	724,754	16,430,173
Progressive Corp. (The)	1,476,639	26,225,109
Prudential Financial Inc.	1,123,590	52,651,427
Torchmark Corp.	242,963	8,469,690
Travelers Companies Inc. (The)	968,092	47,175,123
Unum Group	701,598	14,705,494
XL Group PLC	759,072	14,270,554

		880,450,184

INTERNET – 3.08%
Akamai Technologies Inc.(a)(b)	426,301	8,474,864
Amazon.com Inc.(a)(b)	839,550	181,535,897
eBay Inc.(a)	2,651,734	78,199,636
Expedia Inc.	450,204	11,592,753
F5 Networks Inc.(a)	186,648	13,261,340
Google Inc. Class A(a)	582,256	299,500,841
Netflix Inc.(a)(b)	121,461	13,744,527
Priceline.com Inc.(a)	115,071	51,719,812
Symantec Corp.(a)	1,733,370	28,253,931
VeriSign Inc.	384,728	11,007,068
Yahoo! Inc.(a)	2,919,052	38,414,724

		735,705,393

IRON & STEEL – 0.25%
AK Steel Holding Corp.(b)	256,511	1,677,582
Allegheny Technologies Inc.	245,873	9,094,842
Cliffs Natural Resources Inc.	337,592	17,274,583
Nucor Corp.	731,739	23,152,222
United States Steel Corp.(b)	332,739	7,323,585

		58,522,814

LEISURE TIME – 0.21%
Carnival Corp.	1,068,894	32,387,488
Harley-Davidson Inc.	546,579	18,764,057

		51,151,545

Security	Shares	Value
LODGING – 0.28%
Marriott International Inc. Class A	652,723	$17,780,175
Starwood Hotels & Resorts Worldwide Inc.	444,277	17,246,833
Wyndham Worldwide Corp.	379,389	10,816,380
Wynn Resorts Ltd.	184,878	21,275,760

		67,119,148

MACHINERY – 1.06%
Caterpillar Inc.	1,493,631	110,289,713
Cummins Inc.	450,137	36,758,188
Deere & Co.	956,958	61,790,778
Flowserve Corp.	128,862	9,535,788
Joy Global Inc.	242,980	15,157,092
Rockwell Automation Inc.	331,094	18,541,264

		252,072,823

MANUFACTURING – 3.65%
3M Co.	1,640,364	117,761,732
Danaher Corp.	1,315,497	55,171,944
Dover Corp.	430,083	20,041,868
Eaton Corp.	788,611	27,995,691
General Electric Co.	24,506,673	373,481,697
Honeywell International Inc.	1,808,887	79,428,228
Illinois Tool Works Inc.	1,136,110	47,262,176
Ingersoll-Rand PLC(b)	765,202	21,494,524
ITT Corp.	428,405	17,993,010
Leggett & Platt Inc.	326,828	6,467,926
Pall Corp.	268,931	11,402,674
Parker Hannifin Corp.	358,499	22,632,042
Roper Industries Inc.	222,117	15,306,082
Textron Inc.	641,211	11,310,962
Tyco International Ltd.	1,073,575	43,748,181

		871,498,737

MEDIA – 2.92%
Cablevision NY Group Class A	520,234	8,183,281
CBS Corp. Class B NVS	1,548,723	31,562,975
Comcast Corp. Class A	6,355,629	132,832,646
DIRECTV Class A(a)	1,706,839	72,113,948
Discovery Communications Inc. Series A(a)(b)	632,809	23,806,274
Gannett Co. Inc.	554,379	5,283,232
McGraw-Hill Companies Inc. (The)	696,583	28,559,903
News Corp. Class A NVS	5,283,594	81,737,199
Scripps Networks Interactive Inc. Class A	228,142	8,480,038
Time Warner Cable Inc.	751,791	47,114,742
Time Warner Inc.	2,415,422	72,390,197
Viacom Inc. Class B NVS	1,328,413	51,462,720
Walt Disney Co. (The)	4,290,867	129,412,549
Washington Post Co. (The) Class B(b)	11,610	3,796,122

		696,735,826

METAL FABRICATE & HARDWARE – 0.22%
Precision Castparts Corp.	332,979	51,764,915

		51,764,915

4

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

September 30, 2011

Security	Shares	Value
MINING – 0.73%
Alcoa Inc.	2,460,330	$23,545,358
Freeport-McMoRan Copper & Gold Inc.	2,191,400	66,728,130
Newmont Mining Corp.	1,142,481	71,862,055
Titanium Metals Corp.	194,366	2,911,603
Vulcan Materials Co.(b)	298,775	8,234,239

		173,281,385

OFFICE & BUSINESS EQUIPMENT – 0.13%
Pitney Bowes Inc.(b)	467,376	8,786,669
Xerox Corp.	3,244,769	22,616,040

		31,402,709

OIL & GAS – 9.33%
Anadarko Petroleum Corp.	1,150,875	72,562,669
Apache Corp.	887,600	71,221,024
Cabot Oil & Gas Corp.	241,585	14,956,527
Chesapeake Energy Corp.	1,527,809	39,035,520
Chevron Corp.	4,630,646	428,427,368
ConocoPhillips	3,174,262	200,994,270
Denbury Resources Inc.(a)(b)	930,255	10,697,933
Devon Energy Corp.	962,905	53,383,453
Diamond Offshore Drilling Inc.(b)	160,721	8,797,868
EOG Resources Inc.	621,044	44,100,334
EQT Corp.	345,548	18,438,441
Exxon Mobil Corp.	11,240,590	816,404,052
Helmerich & Payne Inc.	247,581	10,051,789
Hess Corp.	699,347	36,687,744
Marathon Oil Corp.	1,650,740	35,622,969
Marathon Petroleum Corp.	824,203	22,302,933
Murphy Oil Corp.	447,400	19,757,184
Nabors Industries Ltd.(a)	664,688	8,149,075
Newfield Exploration Co.(a)(b)	305,885	12,140,576
Noble Corp.(a)(b)	583,521	17,126,341
Noble Energy Inc.	408,092	28,892,914
Occidental Petroleum Corp.	1,879,026	134,350,359
Pioneer Natural Resources Co.	270,004	17,758,163
QEP Resources Inc.	409,014	11,072,009
Range Resources Corp.	372,353	21,767,756
Rowan Companies Inc.(a)(b)	294,618	8,894,517
Southwestern Energy Co.(a)(b)	804,534	26,815,118
Sunoco Inc.	249,708	7,743,445
Tesoro Corp.(a)	332,135	6,466,668
Valero Energy Corp.	1,322,745	23,518,406

		2,228,137,425

OIL & GAS SERVICES – 1.64%
Baker Hughes Inc.	1,008,445	46,549,821
Cameron International Corp.(a)	566,590	23,536,149
FMC Technologies Inc.(a)(b)	555,273	20,878,265
Halliburton Co.	2,126,115	64,889,030
National Oilwell Varco Inc.	979,500	50,169,990
Schlumberger Ltd.	3,119,569	186,331,856

		392,355,111

PACKAGING & CONTAINERS – 0.13%
Ball Corp.	378,133	11,729,685
Bemis Co. Inc.	238,822	6,999,873
Owens-Illinois Inc.(a)(b)	378,882	5,728,696
Sealed Air Corp.	369,827	6,176,111

		30,634,365

Security	Shares	Value
PHARMACEUTICALS – 5.58%
Abbott Laboratories	3,598,628	$184,033,836
Allergan Inc.	710,938	58,567,072
AmerisourceBergen Corp.	622,509	23,200,910
Bristol-Myers Squibb Co.	3,943,312	123,741,131
Cardinal Health Inc.	796,693	33,365,503
Cephalon Inc.(a)	180,190	14,541,333
Eli Lilly and Co.	2,355,275	87,074,517
Express Scripts Inc.(a)(b)	1,128,692	41,840,612
Forest Laboratories Inc.(a)(b)	634,764	19,544,384
Gilead Sciences Inc.(a)(b)	1,783,528	69,200,886
Hospira Inc.(a)(b)	381,173	14,103,401
Mead Johnson Nutrition Co. Class A	471,506	32,453,758
Medco Health Solutions Inc.(a)	891,337	41,794,792
Merck & Co. Inc.	7,122,434	232,974,816
Mylan Inc.(a)	985,515	16,753,755
Pfizer Inc.	18,037,551	318,903,902
Watson Pharmaceuticals Inc.(a)(b)	290,850	19,850,513

		1,331,945,121

PIPELINES – 0.49%
El Paso Corp.	1,780,766	31,127,790
ONEOK Inc.	239,367	15,807,797
Spectra Energy Corp.	1,503,404	36,878,500
Williams Companies Inc. (The)	1,361,480	33,138,423

		116,952,510

REAL ESTATE – 0.04%
CB Richard Ellis Group Inc. Class A(a)	751,643	10,117,115

		10,117,115

REAL ESTATE INVESTMENT TRUSTS – 1.60%
Apartment Investment and Management Co. Class A	278,917	6,169,644
AvalonBay Communities Inc.	217,416	24,796,295
Boston Properties Inc.	339,629	30,260,944
Equity Residential(b)	685,457	35,554,654
HCP Inc.	941,365	33,004,257
Health Care REIT Inc.	410,245	19,199,466
Host Hotels & Resorts Inc.(b)	1,632,591	17,860,545
Kimco Realty Corp.	940,943	14,142,373
Prologis Inc.	1,061,188	25,733,809
Public Storage	327,482	36,465,121
Simon Property Group Inc.	678,761	74,650,135
Ventas Inc.	665,652	32,883,209
Vornado Realty Trust(b)	426,389	31,817,147

		382,537,599

RETAIL – 6.15%
Abercrombie & Fitch Co. Class A	201,004	12,373,806
AutoNation Inc.(a)(b)	115,004	3,769,831
AutoZone Inc.(a)(b)	67,260	21,468,719
Bed Bath & Beyond Inc.(a)(b)	565,701	32,420,324
Best Buy Co. Inc.	700,232	16,315,406
Big Lots Inc.(a)	152,310	5,304,957
CarMax Inc.(a)(b)	523,142	12,476,937
Chipotle Mexican Grill Inc.(a)(b)	72,471	21,955,089
Costco Wholesale Corp.	1,012,172	83,119,565
CVS Caremark Corp.	3,109,125	104,404,418
Darden Restaurants Inc.	311,163	13,302,218

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

September 30, 2011

Security	Shares	Value
Family Dollar Stores Inc.	277,998	$14,138,978
GameStop Corp. Class A(a)(b)	321,299	7,422,007
Gap Inc. (The)	802,130	13,026,591
Home Depot Inc. (The)	3,616,461	118,873,073
J.C. Penney Co. Inc.(b)	330,925	8,862,172
Kohl’s Corp.	649,863	31,908,273
Limited Brands Inc.	572,464	22,045,589
Lowe’s Companies Inc.	2,914,215	56,360,918
Macy’s Inc.	987,458	25,989,895
McDonald’s Corp.	2,385,290	209,476,168
Nordstrom Inc.	378,496	17,289,697
O’Reilly Automotive Inc.(a)(b)	314,292	20,941,276
Ross Stores Inc.	267,255	21,030,296
Sears Holdings Corp.(a)(b)	89,424	5,143,668
Staples Inc.	1,639,611	21,806,826
Starbucks Corp.	1,724,911	64,321,931
Target Corp.	1,561,053	76,554,039
Tiffany & Co.	294,255	17,896,589
TJX Companies Inc. (The)	880,798	48,857,865
Urban Outfitters Inc.(a)(b)	273,386	6,101,976
Wal-Mart Stores Inc.	4,063,782	210,910,286
Walgreen Co.	2,093,232	68,846,401
Yum! Brands Inc.	1,073,681	53,029,105

		1,467,744,889

SAVINGS & LOANS – 0.07%
Hudson City Bancorp Inc.	1,218,158	6,894,774
People’s United Financial Inc.	870,498	9,923,677

		16,818,451

SEMICONDUCTORS – 2.34%
Advanced Micro Devices Inc.(a)(b)	1,342,682	6,820,825
Altera Corp.	749,072	23,618,240
Analog Devices Inc.	692,284	21,633,875
Applied Materials Inc.	3,046,044	31,526,555
Broadcom Corp. Class A(a)	1,113,183	37,057,862
Intel Corp.	12,139,664	258,939,033
KLA-Tencor Corp.	386,100	14,779,908
Linear Technology Corp.	526,928	14,569,559
LSI Corp.(a)(b)	1,324,127	6,858,978
MEMC Electronic Materials Inc.(a)	536,087	2,809,096
Microchip Technology Inc.(b)	440,660	13,708,933
Micron Technology Inc.(a)	2,321,203	11,698,863
Novellus Systems Inc.(a)(b)	160,242	4,368,197
NVIDIA Corp.(a)(b)	1,395,798	17,447,475
Teradyne Inc.(a)(b)	428,722	4,720,229
Texas Instruments Inc.	2,670,984	71,181,724
Xilinx Inc.	613,041	16,821,845

		558,561,197

SOFTWARE – 4.35%
Adobe Systems Inc.(a)	1,141,795	27,597,185
Autodesk Inc.(a)(b)	529,043	14,696,815
Automatic Data Processing Inc.	1,132,092	53,378,138
BMC Software Inc.(a)	405,809	15,647,995
CA Inc.	875,134	16,986,351
Cerner Corp.(a)(b)	336,121	23,031,011
Citrix Systems Inc.(a)(b)	435,316	23,737,781
Compuware Corp.(a)(b)	508,561	3,895,577
Dun & Bradstreet Corp. (The)	113,516	6,953,990
Electronic Arts Inc.(a)	772,881	15,805,416
Fidelity National Information Services Inc.	573,053	13,936,649

Security	Shares	Value
Fiserv Inc.(a)	327,262	$16,615,092
Intuit Inc.(a)	702,827	33,342,113
Microsoft Corp.	17,238,862	429,075,275
Oracle Corp.	9,134,471	262,524,696
Paychex Inc.	745,107	19,648,472
Red Hat Inc.(a)(b)	446,264	18,859,117
Salesforce.com Inc.(a)(b)	313,272	35,800,724
Total System Services Inc.	378,104	6,401,301

		1,037,933,698

TELECOMMUNICATIONS – 5.47%
American Tower Corp. Class A(a)	914,962	49,224,956
AT&T Inc.	13,700,172	390,728,905
CenturyLink Inc.	1,425,162	47,201,365
Cisco Systems Inc.	12,715,770	196,967,277
Corning Inc.	3,632,308	44,895,327
Frontier Communications Corp.	2,300,939	14,058,737
Harris Corp.	277,927	9,496,766
JDS Uniphase Corp.(a)(b)	526,292	5,247,131
Juniper Networks Inc.(a)(b)	1,232,215	21,268,031
MetroPCS Communications Inc.(a)(b)	677,129	5,897,794
Motorola Mobility Holdings Inc.(a)	604,709	22,845,906
Motorola Solutions Inc.(b)	698,113	29,250,935
QUALCOMM Inc.	3,883,358	188,847,699
Sprint Nextel Corp.(a)	6,922,980	21,045,859
Tellabs Inc.	848,909	3,641,820
Verizon Communications Inc.	6,543,967	240,817,986
Windstream Corp.	1,179,041	13,747,618

		1,305,184,112

TEXTILES – 0.03%
Cintas Corp.	257,698	7,251,622

		7,251,622

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	279,549	9,116,093
Mattel Inc.	792,757	20,524,479

		29,640,572

TRANSPORTATION – 1.81%
C.H. Robinson Worldwide Inc.	381,255	26,104,530
CSX Corp.	2,532,196	47,276,099
Expeditors International of Washington Inc.	490,329	19,882,841
FedEx Corp.	732,939	49,605,312
Norfolk Southern Corp.	804,022	49,061,423
Ryder System Inc.	117,683	4,414,289
Union Pacific Corp.	1,128,412	92,157,408
United Parcel Service Inc. Class B	2,267,469	143,190,667

		431,692,569

TOTAL COMMON STOCKS (Cost: $28,809,515,144)		23,819,500,558

6

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

September 30, 2011

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.37%

MONEY MARKET FUNDS – 3.37%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.18%(c)(d)(e)	720,807,499	$720,807,499
BlackRock Cash Funds: Prime,
SL Agency Shares 0.18%(c)(d)(e)	61,054,674	61,054,674
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.00%(c)(d)	23,881,254	23,881,254

		805,743,427

TOTAL SHORT-TERM INVESTMENTS
(Cost: $805,743,427)		805,743,427

TOTAL INVESTMENTS IN SECURITIES – 103.14% (Cost: $29,615,258,571)		24,625,243,985

Other Assets, Less Liabilities – (3.14)%		(749,582,800)

NET ASSETS – 100.00%		$23,875,661,185

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited)

iShares® S&P 500 Growth Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.78%

ADVERTISING – 0.18%
Interpublic Group of Companies Inc. (The)	522,276	$3,760,387
Omnicom Group Inc.	187,725	6,915,789

		10,676,176

AEROSPACE & DEFENSE – 2.01%
Boeing Co. (The)	482,219	29,179,072
General Dynamics Corp.	219,321	12,477,172
Goodrich Corp.	135,564	16,359,863
Raytheon Co.	183,964	7,518,609
Rockwell Collins Inc.	166,642	8,792,032
United Technologies Corp.	640,567	45,070,294

		119,397,042

AGRICULTURE – 2.92%
Altria Group Inc.	786,169	21,077,191
Lorillard Inc.	67,523	7,474,796
Monsanto Co.	318,947	19,149,578
Philip Morris International Inc.	1,904,909	118,828,223
Reynolds American Inc.	186,803	7,001,377

		173,531,165

AIRLINES – 0.06%
Southwest Airlines Co.	447,506	3,597,948

		3,597,948

APPAREL – 1.13%
Coach Inc.	313,435	16,245,336
Nike Inc. Class B	411,955	35,226,272
Ralph Lauren Corp.	70,296	9,117,391
VF Corp.	54,448	6,616,521

		67,205,520

AUTO MANUFACTURERS – 0.49%
Ford Motor Co.(a)	2,431,283	23,510,506
PACCAR Inc.	170,041	5,750,787

		29,261,293

BANKS – 1.24%
Huntington Bancshares Inc.	292,093	1,402,046
KeyCorp	218,391	1,295,059
Northern Trust Corp.	92,057	3,220,154
Wells Fargo & Co.	2,805,701	67,673,508

		73,590,767

BEVERAGES – 5.04%
Brown-Forman Corp. Class B NVS	109,321	7,667,775
Coca-Cola Co. (The)	2,490,100	168,231,156
Coca-Cola Enterprises Inc.	345,901	8,606,017
Dr Pepper Snapple Group Inc.	235,281	9,124,197
PepsiCo Inc.	1,716,319	106,240,146

		299,869,291

Security	Shares	Value
BIOTECHNOLOGY – 1.56%
Amgen Inc.	541,166	$29,737,072
Biogen Idec Inc.(a)	263,034	24,501,617
Celgene Corp.(a)(b)	497,567	30,809,348
Life Technologies Corp.(a)	195,604	7,517,062

		92,565,099

CHEMICALS – 2.29%
Air Products and Chemicals Inc.	127,278	9,720,221
Airgas Inc.	49,034	3,129,350
CF Industries Holdings Inc.	77,971	9,620,842
E.I. du Pont de Nemours and Co.	596,653	23,848,220
Eastman Chemical Co.	39,075	2,677,810
Ecolab Inc.(b)	251,123	12,277,403
FMC Corp.	77,480	5,358,517
International Flavors & Fragrances Inc.	87,378	4,912,391
Mosaic Co. (The)	299,838	14,683,067
PPG Industries Inc.	102,435	7,238,057
Praxair Inc.	327,687	30,632,181
Sherwin-Williams Co. (The)	49,100	3,649,112
Sigma-Aldrich Corp.	132,391	8,180,440

		135,927,611

COAL – 0.36%
Alpha Natural Resources Inc.(a)	168,045	2,972,716
CONSOL Energy Inc.	245,891	8,343,082
Peabody Energy Corp.	294,224	9,968,309

		21,284,107

COMMERCIAL SERVICES – 1.95%
Apollo Group Inc. Class A(a)	132,565	5,250,900
DeVry Inc.	67,205	2,483,897
Equifax Inc.	80,160	2,464,119
Iron Mountain Inc.	119,721	3,785,578
MasterCard Inc. Class A	115,750	36,711,270
Monster Worldwide Inc.(a)	73,313	526,387
Moody’s Corp.	118,609	3,611,644
Robert Half International Inc.	67,990	1,442,748
SAIC Inc.(a)	138,672	1,637,716
Visa Inc. Class A	554,750	47,553,170
Western Union Co.	681,797	10,424,676

		115,892,105

COMPUTERS – 12.84%
Accenture PLC Class A	349,429	18,407,920
Apple Inc.(a)	1,005,424	383,247,520
Cognizant Technology Solutions Corp. Class A(a)(b)	329,305	20,647,423
EMC Corp.(a)(b)	2,239,404	47,005,090
Hewlett-Packard Co.	1,214,663	27,269,184
International Business Machines Corp.	1,295,187	226,696,581
NetApp Inc.(a)	399,233	13,549,968
SanDisk Corp.(a)	259,885	10,486,360
Teradata Corp.(a)(b)	182,514	9,769,974
Western Digital Corp.(a)(b)	252,576	6,496,255

		763,576,275

8

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

September 30, 2011

Security	Shares	Value
COSMETICS & PERSONAL CARE – 2.64%
Avon Products Inc.	467,078	$ 9,154,729
Colgate-Palmolive Co.	527,599	46,787,479
Estee Lauder Companies Inc. (The) Class A	122,878	10,793,604
Procter & Gamble Co. (The)	1,430,364	90,370,397

		157,106,209

DISTRIBUTION & WHOLESALE – 0.34%
Fastenal Co.(b)	320,638	10,670,833
W.W. Grainger Inc.	66,038	9,875,322

		20,546,155

DIVERSIFIED FINANCIAL SERVICES – 1.57%
American Express Co.	619,473	27,814,338
Ameriprise Financial Inc.	256,406	10,092,140
BlackRock Inc.(c)	78,466	11,613,752
Charles Schwab Corp. (The)	524,796	5,914,451
Federated Investors Inc. Class B(b)	64,833	1,136,522
Franklin Resources Inc.	101,153	9,674,273
IntercontinentalExchange Inc.(a)(b)	79,772	9,433,837
Invesco Ltd.	231,290	3,587,308
Janus Capital Group Inc.	97,589	585,534
T. Rowe Price Group Inc.	277,675	13,264,535

		93,116,690

ELECTRIC – 0.55%
Dominion Resources Inc.	265,107	13,459,482
Southern Co.	362,672	15,366,413
Wisconsin Energy Corp.	117,349	3,671,850

		32,497,745

ELECTRICAL COMPONENTS & EQUIPMENT – 0.33%
Emerson Electric Co.	444,187	18,349,365
Molex Inc.	55,241	1,125,259

		19,474,624

ELECTRONICS – 0.75%
Agilent Technologies Inc.(a)	375,751	11,742,219
Amphenol Corp. Class A	184,265	7,512,484
FLIR Systems Inc.	172,348	4,317,317
PerkinElmer Inc.	67,880	1,303,975
Thermo Fisher Scientific Inc.(a)	248,053	12,561,404
Waters Corp.(a)(b)	99,032	7,475,926

		44,913,325

ENERGY – ALTERNATE SOURCES – 0.07%
First Solar Inc.(a)(b)	63,297	4,001,003

		4,001,003

ENGINEERING & CONSTRUCTION – 0.08%
Fluor Corp.	107,111	4,986,017

		4,986,017

Security	Shares	Value
ENTERTAINMENT – 0.03%
International Game Technology	140,087	$2,035,464

		2,035,464

ENVIRONMENTAL CONTROL – 0.33%
Republic Services Inc.	190,240	5,338,134
Stericycle Inc.(a)(b)	93,350	7,535,212
Waste Management Inc.	199,228	6,486,864

		19,360,210

FOOD – 1.69%
Campbell Soup Co.	103,979	3,365,800
General Mills Inc.	441,765	16,994,700
H.J. Heinz Co.	223,240	11,269,155
Hershey Co. (The)	98,720	5,848,173
Hormel Foods Corp.	92,501	2,499,377
Kellogg Co.	165,235	8,788,850
Kraft Foods Inc. Class A	919,347	30,871,672
McCormick & Co. Inc. NVS	86,968	4,014,443
Sara Lee Corp.	337,639	5,520,398
Whole Foods Market Inc.	171,350	11,190,868

		100,363,436

FOREST PRODUCTS & PAPER – 0.05%
Plum Creek Timber Co. Inc.(b)	81,323	2,822,721

		2,822,721

HAND & MACHINE TOOLS – 0.10%
Snap-on Inc.	28,580	1,268,952
Stanley Black & Decker Inc.	90,828	4,459,655

		5,728,607

HEALTH CARE – PRODUCTS – 4.25%
Baxter International Inc.	394,405	22,141,897
Becton, Dickinson and Co.	151,207	11,086,497
C.R. Bard Inc.	93,963	8,225,521
DENTSPLY International Inc.	94,092	2,887,683
Edwards Lifesciences Corp.(a)(b)	124,664	8,886,050
Intuitive Surgical Inc.(a)	42,383	15,439,279
Johnson & Johnson	1,783,135	113,603,531
Medtronic Inc.	732,920	24,362,261
Patterson Companies Inc.	102,138	2,924,211
St. Jude Medical Inc.	357,017	12,920,445
Stryker Corp.	357,958	16,870,561
Varian Medical Systems Inc.(a)(b)	126,884	6,618,269
Zimmer Holdings Inc.(a)(b)	130,035	6,956,873

		252,923,078

HEALTH CARE – SERVICES – 0.36%
DaVita Inc.(a)(b)	101,221	6,343,520
Laboratory Corp. of America Holdings(a)(b)	109,794	8,679,216
Quest Diagnostics Inc.	85,337	4,212,234
Tenet Healthcare Corp.(a)	516,863	2,134,644

		21,369,614

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

September 30, 2011

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 0.05%
Leucadia National Corp.	129,732	$2,942,322

		2,942,322

HOME BUILDERS – 0.02%
Lennar Corp. Class A	87,752	1,188,162

		1,188,162

HOME FURNISHINGS – 0.02%
Harman International Industries Inc.	44,267	1,265,151

		1,265,151

HOUSEHOLD PRODUCTS & WARES – 0.43%
Avery Dennison Corp.	43,939	1,101,990
Clorox Co. (The)	88,206	5,850,704
Kimberly-Clark Corp.	259,187	18,404,869

		25,357,563

INSURANCE – 0.39%
Aflac Inc.	309,431	10,814,613
CIGNA Corp.	292,507	12,267,744

		23,082,357

INTERNET – 5.60%
Akamai Technologies Inc.(a)	198,749	3,951,130
Amazon.com Inc.(a)	393,832	85,158,293
eBay Inc.(a)	1,243,896	36,682,493
Expedia Inc.	210,644	5,424,083
F5 Networks Inc.(a)	87,435	6,212,257
Google Inc. Class A(a)	273,132	140,493,638
Netflix Inc.(a)(b)	56,923	6,441,407
Priceline.com Inc.(a)	53,976	24,260,053
Symantec Corp.(a)	812,046	13,236,350
VeriSign Inc.	99,888	2,857,796
Yahoo! Inc.(a)	643,538	8,468,960

		333,186,460

IRON & STEEL – 0.18%
Allegheny Technologies Inc.	46,424	1,717,224
Cliffs Natural Resources Inc.	158,346	8,102,565
United States Steel Corp.	37,719	830,195

		10,649,984

LEISURE TIME – 0.19%
Carnival Corp.	255,702	7,747,770
Harley-Davidson Inc.	112,048	3,846,608

		11,594,378

LODGING – 0.53%
Marriott International Inc. Class A	306,164	8,339,907
Starwood Hotels & Resorts Worldwide Inc.	208,392	8,089,777
Wyndham Worldwide Corp.	177,415	5,058,102
Wynn Resorts Ltd.	86,550	9,960,174

		31,447,960

Security	Shares	Value
MACHINERY – 1.59%
Caterpillar Inc.	378,350	$27,937,364
Cummins Inc.	211,149	17,242,427
Deere & Co.	448,894	28,985,086
Flowserve Corp.	60,165	4,452,210
Joy Global Inc.	113,919	7,106,267
Rockwell Automation Inc.	155,301	8,696,856

		94,420,210

MANUFACTURING – 2.29%
3M Co.	423,213	30,382,461
Danaher Corp.	376,416	15,786,887
Dover Corp.	108,564	5,059,082
Eaton Corp.	177,253	6,292,482
Honeywell International Inc.	543,051	23,845,369
Illinois Tool Works Inc.	281,884	11,726,374
Ingersoll-Rand PLC	359,572	10,100,378
ITT Corp.	105,962	4,450,404
Pall Corp.	125,742	5,331,461
Parker Hannifin Corp.	99,050	6,253,027
Roper Industries Inc.	104,114	7,174,496
Tyco International Ltd.	237,035	9,659,176

		136,061,597

MEDIA – 3.64%
Cablevision NY Group Class A	242,505	3,814,604
Comcast Corp. Class A	2,981,376	62,310,758
DIRECTV Class A(a)	800,659	33,827,843
Discovery Communications Inc. Series A(a)(b)	297,440	11,189,693
McGraw-Hill Companies Inc. (The)	186,242	7,635,922
News Corp. Class A NVS	1,437,505	22,238,202
Scripps Networks Interactive Inc. Class A	106,437	3,956,263
Time Warner Cable Inc.	229,131	14,359,640
Viacom Inc. Class B NVS	623,139	24,140,405
Walt Disney Co. (The)	1,086,911	32,781,236

		216,254,566

METAL FABRICATE & HARDWARE – 0.41%
Precision Castparts Corp.	156,192	24,281,608

		24,281,608

MINING – 1.10%
Freeport-McMoRan1 Copper & Gold Inc.	1,027,956	31,301,260
Newmont Mining Corp.	535,929	33,709,934
Titanium Metals Corp.	38,322	574,064

		65,585,258

OIL & GAS – 2.57%
Anadarko Petroleum Corp.	194,132	12,240,023
Apache Corp.	204,017	16,370,324
Cabot Oil & Gas Corp.	49,037	3,035,881
Chesapeake Energy Corp.	272,220	6,955,221
Denbury Resources Inc.(a)(b)	434,873	5,001,040
Devon Energy Corp.	167,120	9,265,133
Diamond Offshore Drilling Inc.	74,995	4,105,226
EOG Resources Inc.	134,213	9,530,465
EQT Corp.	72,526	3,869,987
Helmerich & Payne Inc.	64,280	2,609,768

10

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

September 30, 2011

Security	Shares	Value
Murphy Oil Corp.	104,465	$4,613,174
Newfield Exploration Co.(a)(b)	143,171	5,682,457
Noble Corp.(a)(b)	207,710	6,096,289
Noble Energy Inc.	85,984	6,087,667
Occidental Petroleum Corp.	440,717	31,511,266
Pioneer Natural Resources Co.	126,646	8,329,507
Range Resources Corp.	85,376	4,991,081
Southwestern Energy Co.(a)(b)	376,937	12,563,310

		152,857,819

OIL & GAS SERVICES – 2.64%
Baker Hughes Inc.	208,486	9,623,714
Cameron International Corp.(a)	266,328	11,063,265
FMC Technologies Inc.(a)(b)	260,882	9,809,163
Halliburton Co.	518,606	15,827,855
National Oilwell Varco Inc.	459,468	23,533,951
Schlumberger Ltd.	1,463,374	87,407,329

		157,265,277

PACKAGING & CONTAINERS – 0.09%
Ball Corp.	176,907	5,487,655

		5,487,655

PHARMACEUTICALS – 6.42%
Abbott Laboratories	1,688,090	86,328,923
Allergan Inc.	333,492	27,473,071
AmerisourceBergen Corp.	148,557	5,536,719
Bristol-Myers Squibb Co.	998,870	31,344,541
Cephalon Inc.(a)(b)	34,021	2,745,495
Eli Lilly and Co.	1,104,836	40,845,787
Express Scripts Inc.(a)(b)	529,443	19,626,452
Forest Laboratories Inc.(a)	196,149	6,039,428
Gilead Sciences Inc.(a)	836,628	32,461,166
Hospira Inc.(a)(b)	178,486	6,603,982
Mead Johnson Nutrition Co. Class A	221,173	15,223,337
Medco Health Solutions Inc.(a)	418,110	19,605,178
Merck & Co. Inc.	2,171,708	71,036,569
Mylan Inc.(a)	462,257	7,858,369
Watson Pharmaceuticals Inc.(a)(b)	136,424	9,310,938

		382,039,955

PIPELINES – 0.29%
El Paso Corp.	484,467	8,468,483
Spectra Energy Corp.	352,596	8,649,180

		17,117,663

REAL ESTATE – 0.08%
CB Richard Ellis Group Inc. Class A(a)	350,835	4,722,239

		4,722,239

REAL ESTATE INVESTMENT TRUSTS – 2.13%
Apartment Investment and Management Co. Class A	71,192	1,574,767
AvalonBay Communities Inc.	102,200	11,655,910
Boston Properties Inc.(b)	74,812	6,665,749
Equity Residential(b)	321,532	16,677,865
HCP Inc.	247,274	8,669,427
Health Care REIT Inc.(b)	82,204	3,847,147
Host Hotels & Resorts Inc.(b)	339,082	3,709,557

Security	Shares	Value
Kimco Realty Corp.	137,696	$2,069,571
Prologis Inc.	168,328	4,081,954
Public Storage	92,319	10,279,721
Simon Property Group Inc.	318,399	35,017,522
Ventas Inc.	312,197	15,422,532
Vornado Realty Trust	91,928	6,859,667

		126,531,389

RETAIL – 5.63%
Abercrombie & Fitch Co. Class A	55,035	3,387,954
AutoZone Inc.(a)	31,588	10,082,574
Bed Bath & Beyond Inc.(a)(b)	265,331	15,206,120
Best Buy Co. Inc.	186,368	4,342,374
Big Lots Inc.(a)	40,789	1,420,681
CarMax Inc.(a)	244,899	5,840,841
Chipotle Mexican Grill Inc.(a)(b)	34,056	10,317,265
Darden Restaurants Inc.	145,765	6,231,454
Family Dollar Stores Inc.	130,274	6,625,736
Gap Inc. (The)	212,087	3,444,293
Kohl’s Corp.	182,895	8,980,144
Limited Brands Inc.	268,970	10,358,035
Macy’s Inc.	287,047	7,555,077
McDonald’s Corp.	1,118,927	98,264,169
Nordstrom Inc.	177,532	8,109,662
O’Reilly Automotive Inc.(a)(b)	147,644	9,837,520
Ross Stores Inc.	125,530	9,877,956
Staples Inc.	383,192	5,096,453
Starbucks Corp.	809,129	30,172,420
Target Corp.	417,391	20,468,855
Tiffany & Co.	138,023	8,394,559
TJX Companies Inc. (The)	413,164	22,918,207
Urban Outfitters Inc.(a)(b)	129,357	2,887,248
Yum! Brands Inc.	503,644	24,874,977

		334,694,574

SAVINGS & LOANS – 0.03%
Hudson City Bancorp Inc.	316,642	1,792,194

		1,792,194

SEMICONDUCTORS – 3.19%
Advanced Micro Devices Inc.(a)(b)	625,610	3,178,099
Altera Corp.	350,743	11,058,927
Analog Devices Inc.	325,246	10,163,937
Applied Materials Inc.	555,963	5,754,217
Broadcom Corp. Class A(a)	522,171	17,383,072
Intel Corp.	3,302,896	70,450,772
KLA-Tencor Corp.	87,487	3,349,002
Linear Technology Corp.	246,958	6,828,389
LSI Corp.(a)(b)	268,854	1,392,664
Microchip Technology Inc.(b)	206,460	6,422,971
Micron Technology Inc.(a)	1,087,715	5,482,084
Novellus Systems Inc.(a)(b)	37,238	1,015,108
NVIDIA Corp.(a)(b)	371,869	4,648,362
Teradyne Inc.(a)(b)	115,821	1,275,189
Texas Instruments Inc.	1,252,924	33,390,425
Xilinx Inc.	287,549	7,890,344

		189,683,562

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

September 30, 2011

Security	Shares	Value
SOFTWARE – 7.54%
Adobe Systems Inc.(a)	278,233	$6,724,892
Autodesk Inc.(a)(b)	247,931	6,887,523
Automatic Data Processing Inc.	339,865	16,024,635
BMC Software Inc.(a)	190,268	7,336,734
CA Inc.	274,287	5,323,911
Cerner Corp.(a)(b)	157,938	10,821,912
Citrix Systems Inc.(a)	204,534	11,153,239
Compuware Corp.(a)(b)	155,075	1,187,874
Dun & Bradstreet Corp. (The)	53,688	3,288,927
Electronic Arts Inc.(a)	153,233	3,133,615
Fiserv Inc.(a)	87,052	4,419,630
Intuit Inc.(a)	329,590	15,635,749
Microsoft Corp.	8,086,684	201,277,565
Oracle Corp.	4,284,931	123,148,917
Paychex Inc.	198,558	5,235,974
Red Hat Inc.(a)(b)	209,322	8,845,948
Salesforce.com Inc.(a)(b)	146,947	16,793,103
Total System Services Inc.	66,131	1,119,598

		448,359,746

TELECOMMUNICATIONS – 5.64%
American Tower Corp. Class A(a)	429,188	23,090,314
AT&T Inc.	2,699,204	76,981,298
CenturyLink Inc.	334,870	11,090,894
Cisco Systems Inc.	3,399,978	52,665,659
Corning Inc.	1,072,023	13,250,204
Frontier Communications Corp.	510,501	3,119,161
Harris Corp.	72,158	2,465,639
JDS Uniphase Corp.(a)(b)	248,913	2,481,663
Juniper Networks Inc.(a)	579,073	9,994,800
MetroPCS Communications Inc.(a)(b)	319,942	2,786,695
QUALCOMM Inc.	1,821,662	88,587,423
Verizon Communications Inc.	1,227,888	45,186,279
Windstream Corp.	329,847	3,846,016

		335,546,045

TOYS, GAMES & HOBBIES – 0.17%
Hasbro Inc.	130,543	4,257,007
Mattel Inc.	233,849	6,054,351

		10,311,358

TRANSPORTATION – 1.71%
C.H. Robinson Worldwide Inc.	179,205	12,270,166
CSX Corp.	711,862	13,290,464
Expeditors International of Washington Inc.	128,367	5,205,282
Norfolk Southern Corp.	154,629	9,435,462
Union Pacific Corp.	322,885	26,370,018
United Parcel Service Inc. Class B	553,096	34,928,012

		101,499,404

TOTAL COMMON STOCKS (Cost: $5,811,889,127)		5,932,845,753

Security	Shares	Value

SHORT-TERM INVESTMENTS – 4.12%

MONEY MARKET FUNDS – 4.12%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.18%(c)(d)(e)	220,200,793	$220,200,793
BlackRock Cash Funds: Prime,
SL Agency Shares
0.18%(c)(d)(e)	18,651,703	18,651,703
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%(c)(d)	6,359,552	6,359,552

		245,212,048

TOTAL SHORT-TERM INVESTMENTS (Cost: $245,212,048)		245,212,048

TOTAL INVESTMENTS IN SECURITIES – 103.90% (Cost: $6,057,101,175)		6,178,057,801

Other Assets, Less Liabilities – (3.90)%		(231,824,566)

NET ASSETS – 100.00%		$5,946,233,235

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12

Schedule of Investments (Unaudited)

iShares® S&P 500 Value Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.76%

ADVERTISING – 0.08%
Omnicom Group Inc.	76,311	$2,811,297

		2,811,297

AEROSPACE & DEFENSE – 2.02%
Boeing Co. (The)	211,762	12,813,719
General Dynamics Corp.	113,665	6,466,402
L-3 Communications Holdings Inc.	75,053	4,651,034
Lockheed Martin Corp.	196,603	14,281,242
Northrop Grumman Corp.	198,625	10,360,280
Raytheon Co.	131,102	5,358,139
United Technologies Corp.	227,211	15,986,566

		69,917,382

AGRICULTURE – 1.69%
Altria Group Inc.	961,824	25,786,501
Archer-Daniels-Midland Co.	482,760	11,977,276
Lorillard Inc.	54,336	6,014,995
Monsanto Co.	171,894	10,320,516
Reynolds American Inc.	117,938	4,420,316

		58,519,604

AIRLINES – 0.07%
Southwest Airlines Co.	283,087	2,276,020

		2,276,020

APPAREL – 0.09%
VF Corp.	25,825	3,138,254

		3,138,254

AUTO MANUFACTURERS – 0.46%
Ford Motor Co.(a)	1,112,890	10,761,646
PACCAR Inc.	148,513	5,022,710

		15,784,356

AUTO PARTS & EQUIPMENT – 0.42%
Goodyear Tire & Rubber Co. (The)(a)(b)	175,590	1,771,703
Johnson Controls Inc.	485,580	12,804,745

		14,576,448

BANKS – 12.04%
Bank of America Corp.	7,240,422	44,311,383
Bank of New York Mellon Corp. (The)	880,621	16,370,744
BB&T Corp.	497,924	10,620,719
Capital One Financial Corp.	328,160	13,004,981
Citigroup Inc.	2,084,735	53,410,911
Comerica Inc.	142,592	3,275,338
Fifth Third Bancorp	656,796	6,633,640
First Horizon National Corp.	189,488	1,129,348
Goldman Sachs Group Inc. (The)	361,359	34,166,493

Security	Shares	Value
Huntington Bancshares Inc.	428,047	$2,054,626
JPMorgan Chase & Co.	2,785,729	83,906,157
KeyCorp	534,017	3,166,721
M&T Bank Corp.	89,664	6,267,514
Morgan Stanley	1,060,481	14,316,493
Northern Trust Corp.	111,374	3,895,862
PNC Financial Services Group Inc. (The)(c)	375,944	18,116,741
Regions Financial Corp.	892,867	2,973,247
State Street Corp.	360,054	11,579,337
SunTrust Banks Inc.	383,429	6,882,551
U.S. Bancorp	1,372,372	32,305,637
Wells Fargo & Co.	1,923,806	46,402,201
Zions Bancorp	132,434	1,863,346

		416,653,990

BEVERAGES – 0.20%
Constellation Brands Inc. Class A(a)(b)	132,522	2,385,396
Molson Coors Brewing Co. Class B NVS	116,070	4,597,533

		6,982,929

BIOTECHNOLOGY – 0.48%
Amgen Inc.	303,676	16,686,996

		16,686,996

BUILDING MATERIALS – 0.05%
Masco Corp.	257,174	1,831,079

		1,831,079

CHEMICALS – 1.25%
Air Products and Chemicals Inc.	68,396	5,223,403
Airgas Inc.	16,632	1,061,454
Dow Chemical Co. (The)	843,866	18,953,230
E.I. du Pont de Nemours and Co.	273,112	10,916,287
Eastman Chemical Co.	24,720	1,694,062
PPG Industries Inc.	44,705	3,158,855
Sherwin-Williams Co. (The)	31,060	2,308,379

		43,315,670

COAL – 0.03%
Alpha Natural Resources Inc.(a)	52,064	921,012

		921,012

COMMERCIAL SERVICES – 0.82%
Equifax Inc.	35,186	1,081,618
H&R Block Inc.	219,713	2,924,380
Iron Mountain Inc.	67,148	2,123,220
McKesson Corp.	175,951	12,791,638
Monster Worldwide Inc.(a)(b)	44,557	319,919
Moody’s Corp.	66,521	2,025,564
Quanta Services Inc.(a)(b)	152,500	2,865,475
R.R. Donnelley & Sons Co.	134,945	1,905,423
Robert Half International Inc.	59,340	1,259,195
SAIC Inc.(a)(b)	107,175	1,265,737

		28,562,169

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

September 30, 2011

Security	Shares	Value
COMPUTERS – 1.38%
Accenture PLC Class A	230,171	$12,125,408
Computer Sciences Corp.	111,414	2,991,466
Dell Inc.(a)(b)	1,107,828	15,675,766
Hewlett-Packard Co.	681,601	15,301,942
Lexmark International Inc. Class A(a)(b)	56,952	1,539,413

		47,633,995

COSMETICS & PERSONAL CARE – 1.86%
Procter & Gamble Co. (The)	1,020,845	64,496,987

		64,496,987

DISTRIBUTION & WHOLESALE – 0.16%
Genuine Parts Co.	111,829	5,680,913

		5,680,913

DIVERSIFIED FINANCIAL SERVICES – 1.90%
American Express Co.	333,873	14,990,898
BlackRock Inc.(c)	20,180	2,986,842
Charles Schwab Corp. (The)	422,356	4,759,952
CME Group Inc.	47,766	11,769,542
Discover Financial Services	389,787	8,941,714
E*TRADE Financial Corp.(a)	182,402	1,661,682
Federated Investors Inc. Class B(b)	24,010	420,895
Franklin Resources Inc.	37,239	3,561,538
Invesco Ltd.	171,713	2,663,269
Janus Capital Group Inc.	69,702	418,212
Legg Mason Inc.	94,204	2,421,985
NASDAQ OMX Group Inc. (The)(a)	91,616	2,119,994
NYSE Euronext Inc.	186,485	4,333,911
SLM Corp.	366,357	4,561,145

		65,611,579

ELECTRIC – 7.24%
AES Corp. (The)(a)	468,197	4,569,603
Ameren Corp.	172,315	5,129,818
American Electric Power Co. Inc.	344,518	13,098,574
CenterPoint Energy Inc.	303,876	5,962,047
CMS Energy Corp.	178,899	3,540,411
Consolidated Edison Inc.	209,217	11,929,553
Constellation Energy Group Inc.	143,609	5,465,758
Dominion Resources Inc.	231,769	11,766,912
DTE Energy Co.	120,844	5,923,773
Duke Energy Corp.	951,436	19,019,206
Edison International	232,728	8,901,846
Entergy Corp.	126,274	8,370,703
Exelon Corp.	473,430	20,172,852
FirstEnergy Corp.	298,758	13,417,222
Integrys Energy Group Inc.	55,988	2,722,137
NextEra Energy Inc.	301,714	16,298,590
Northeast Utilities	125,917	4,237,107
NRG Energy Inc.(a)	171,517	3,637,876
Pepco Holdings Inc.	162,683	3,077,962
PG&E Corp.	287,347	12,157,652
Pinnacle West Capital Corp.	77,469	3,326,519
PPL Corp.	412,714	11,778,858
Progress Energy Inc.	210,445	10,884,215
Public Service Enterprise Group Inc.	361,396	12,059,784
SCANA Corp.	81,498	3,296,594
Southern Co.	373,745	15,835,576
TECO Energy Inc.	155,009	2,655,304
Wisconsin Energy Corp.	90,695	2,837,847

Security	Shares	Value
Xcel Energy Inc.	346,119	$8,545,678

		250,619,977

ELECTRICAL COMPONENTS & EQUIPMENT – 0.32%
Emerson Electric Co.	239,385	9,888,995
Molex Inc.(b)	61,925	1,261,412

		11,150,407

ELECTRONICS – 0.25%
Jabil Circuit Inc.	130,941	2,329,440
PerkinElmer Inc.	36,568	702,471
Thermo Fisher Scientific Inc.(a)(b)	108,959	5,517,684

		8,549,595

ENGINEERING & CONSTRUCTION – 0.16%
Fluor Corp.	53,704	2,499,921
Jacobs Engineering Group Inc.(a)(b)	91,657	2,959,605

		5,459,526

ENTERTAINMENT – 0.05%
International Game Technology	122,262	1,776,467

		1,776,467

ENVIRONMENTAL CONTROL – 0.28%
Republic Services Inc.	103,492	2,903,986
Waste Management Inc.	205,556	6,692,903

		9,596,889

FOOD – 2.62%
Campbell Soup Co.	60,711	1,965,215
ConAgra Foods Inc.	296,127	7,172,196
Dean Foods Co.(a)(b)	131,966	1,170,538
General Mills Inc.	170,880	6,573,754
H.J. Heinz Co.	82,241	4,151,526
Hershey Co. (The)	45,563	2,699,152
Hormel Foods Corp.(b)	38,939	1,052,132
J.M. Smucker Co. (The)	81,253	5,922,531
Kellogg Co.	69,237	3,682,716
Kraft Foods Inc. Class A	656,099	22,031,804
Kroger Co. (The)	432,243	9,492,056
McCormick & Co. Inc. NVS	37,067	1,711,013
Safeway Inc.	249,033	4,141,419
Sara Lee Corp.	196,502	3,212,808
SUPERVALU Inc.(b)	152,482	1,015,530
Sysco Corp.	423,390	10,965,801
Tyson Foods Inc. Class A	210,581	3,655,686

		90,615,877

FOREST PRODUCTS & PAPER – 0.53%
International Paper Co.	312,212	7,258,929
MeadWestvaco Corp.	122,654	3,012,382
Plum Creek Timber Co. Inc.(b)	62,854	2,181,663
Weyerhaeuser Co.	384,566	5,980,001

		18,432,975

14

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

September 30, 2011

Security	Shares	Value
GAS – 0.43%
Nicor Inc.	32,739	$1,800,972
NiSource Inc.	199,733	4,270,292
Sempra Energy	171,111	8,812,216

		14,883,480

HAND & MACHINE TOOLS – 0.12%
Snap-on Inc.	23,000	1,021,200
Stanley Black & Decker Inc.	60,489	2,970,010

		3,991,210

HEALTH CARE – PRODUCTS – 2.92%
Baxter International Inc.	146,123	8,203,345
Becton, Dickinson and Co.	55,705	4,084,291
Boston Scientific Corp.(a)	1,092,793	6,458,407
CareFusion Corp.(a)	158,962	3,807,140
Covidien PLC	352,506	15,545,515
DENTSPLY International Inc.	39,603	1,215,416
Johnson & Johnson	783,138	49,893,722
Medtronic Inc.	271,548	9,026,255
Zimmer Holdings Inc.(a)(b)	50,640	2,709,240

		100,943,331

HEALTH CARE – SERVICES – 2.21%
Aetna Inc.	266,375	9,682,731
Coventry Health Care Inc.(a)(b)	105,367	3,035,623
Humana Inc.	119,169	8,667,162
Quest Diagnostics Inc.	56,873	2,807,251
UnitedHealth Group Inc.	768,851	35,459,408
WellPoint Inc.	257,652	16,819,523

		76,471,698

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Leucadia National Corp.	56,946	1,291,535

		1,291,535

HOME BUILDERS – 0.10%
D.R. Horton Inc.	199,830	1,806,463
Lennar Corp. Class A	57,775	782,274
Pulte Group Inc.(a)(b)	242,094	956,271

		3,545,008

HOME FURNISHINGS – 0.10%
Harman International Industries Inc.	21,103	603,124
Whirlpool Corp.	54,897	2,739,909

		3,343,033

HOUSEHOLD PRODUCTS & WARES – 0.50%
Avery Dennison Corp.	47,206	1,183,927
Clorox Co. (The)	35,898	2,381,114
Fortune Brands Inc.	110,272	5,963,510
Kimberly-Clark Corp.	109,145	7,750,386

		17,278,937

Security	Shares	Value
HOUSEWARES – 0.07%
Newell Rubbermaid Inc.	209,392	$2,485,483

		2,485,483

INSURANCE – 7.42%
ACE Ltd.	241,436	14,631,022
Aflac Inc.	129,668	4,531,897
Allstate Corp. (The)	369,012	8,741,894
American International Group Inc.(a)	311,994	6,848,268
Aon Corp.	233,362	9,796,537
Assurant Inc.	67,879	2,430,068
Berkshire Hathaway Inc. Class B(a)	1,256,470	89,259,629
Chubb Corp. (The)	204,252	12,253,077
Cincinnati Financial Corp.	117,234	3,086,771
Genworth Financial Inc. Class A(a)	352,613	2,023,999
Hartford Financial Services Group Inc. (The)	317,581	5,125,757
Lincoln National Corp.	218,988	3,422,782
Loews Corp.	222,251	7,678,772
Marsh & McLennan Companies Inc.	386,927	10,269,043
MetLife Inc.	755,481	21,161,023
Principal Financial Group Inc.	223,492	5,066,564
Progressive Corp. (The)	456,213	8,102,343
Prudential Financial Inc.	347,189	16,269,277
Torchmark Corp.	75,513	2,632,383
Travelers Companies Inc. (The)	299,136	14,576,897
Unum Group	216,139	4,530,273
XL Group PLC	233,751	4,394,519

		256,832,795

INTERNET – 0.23%
VeriSign Inc.	53,807	1,539,418
Yahoo! Inc.(a)	477,966	6,290,033

		7,829,451

IRON & STEEL – 0.32%
AK Steel Holding Corp.(b)	79,234	518,190
Allegheny Technologies Inc.	45,849	1,695,955
Nucor Corp.	226,068	7,152,792
United States Steel Corp.(b)	78,635	1,730,756

		11,097,693

LEISURE TIME – 0.23%
Carnival Corp.	161,514	4,893,874
Harley-Davidson Inc.	93,949	3,225,269

		8,119,143

MACHINERY – 0.45%
Caterpillar Inc.	212,309	15,676,897

		15,676,897

MANUFACTURING – 5.19%
3M Co.	228,099	16,375,227
Danaher Corp.	158,503	6,647,616
Dover Corp.	61,487	2,865,294
Eaton Corp.	126,307	4,483,899
General Electric Co.	7,573,612	115,421,847
Honeywell International Inc.	201,199	8,834,648

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

September 30, 2011

Security	Shares	Value
Illinois Tool Works Inc.	164,969	$6,862,710
ITT Corp.	62,578	2,628,276
Leggett & Platt Inc.	101,736	2,013,355
Parker Hannifin Corp.	45,683	2,883,968
Textron Inc.	196,852	3,472,469
Tyco International Ltd.	175,793	7,163,565

		179,652,874

MEDIA – 2.10%
CBS Corp. Class B NVS	478,517	9,752,177
Gannett Co. Inc.	173,027	1,648,947
McGraw-Hill Companies Inc. (The)	92,161	3,778,601
News Corp. Class A NVS	685,669	10,607,299
Time Warner Cable Inc.	81,159	5,086,235
Time Warner Inc.	746,401	22,369,638
Walt Disney Co. (The)	609,926	18,395,368
Washington Post Co. (The) Class B	3,588	1,173,168

		72,811,433

MINING – 0.30%
Alcoa Inc.	760,127	7,274,415
Titanium Metals Corp.	34,840	521,903
Vulcan Materials Co.(b)	92,858	2,559,167

		10,355,485

OFFICE & BUSINESS EQUIPMENT – 0.28%
Pitney Bowes Inc.(b)	145,256	2,730,813
Xerox Corp.	1,002,453	6,987,097

		9,717,910

OIL & GAS – 16.98%
Anadarko Petroleum Corp.	227,600	14,350,180
Apache Corp.	139,873	11,223,410
Cabot Oil & Gas Corp.	42,796	2,649,500
Chesapeake Energy Corp.	292,659	7,477,437
Chevron Corp.	1,431,074	132,402,966
ConocoPhillips	980,969	62,114,957
Devon Energy Corp.	187,438	10,391,563
EOG Resources Inc.	103,616	7,357,772
EQT Corp.	58,372	3,114,730
Exxon Mobil Corp.	3,473,865	252,306,815
Helmerich & Payne Inc.	34,625	1,405,775
Hess Corp.	216,086	11,335,872
Marathon Oil Corp.	510,049	11,006,857
Marathon Petroleum Corp.	254,637	6,890,477
Murphy Oil Corp.	69,525	3,070,224
Nabors Industries Ltd.(a)(b)	206,579	2,532,659
Noble Corp.(a)(b)	43,530	1,277,606
Noble Energy Inc.	69,198	4,899,218
Occidental Petroleum Corp.	290,327	20,758,380
QEP Resources Inc.	125,715	3,403,105
Range Resources Corp.	58,417	3,415,058
Rowan Companies Inc.(a)(b)	91,567	2,764,408
Sunoco Inc.	77,610	2,406,686
Tesoro Corp.(a)	103,392	2,013,042
Valero Energy Corp.	408,661	7,265,993

		587,834,690

Security	Shares	Value
OIL & GAS SERVICES – 0.51%
Baker Hughes Inc.	174,485	$8,054,228
Halliburton Co.	315,325	9,623,719

		17,677,947

PACKAGING & CONTAINERS – 0.17%
Bemis Co. Inc.	74,309	2,177,997
Owens-Illinois Inc.(a)(b)	117,990	1,784,009
Sealed Air Corp.	115,121	1,922,520

		5,884,526

PHARMACEUTICALS – 4.62%
AmerisourceBergen Corp.	93,753	3,494,174
Bristol-Myers Squibb Co.	560,516	17,588,992
Cardinal Health Inc.	246,159	10,309,139
Cephalon Inc.(a)(b)	33,603	2,711,762
Forest Laboratories Inc.(a)(b)	67,078	2,065,332
Merck & Co. Inc.	770,342	25,197,887
Pfizer Inc.	5,574,360	98,554,685

		159,921,971

PIPELINES – 0.72%
El Paso Corp.	230,154	4,023,092
ONEOK Inc.	73,778	4,872,299
Spectra Energy Corp.	232,013	5,691,279
Williams Companies Inc. (The)	420,669	10,239,083

		24,825,753

REAL ESTATE INVESTMENT TRUSTS – 1.01%
Apartment Investment and Management Co. Class A	39,929	883,229
Boston Properties Inc.	55,516	4,946,475
HCP Inc.	127,597	4,473,551
Health Care REIT Inc.	71,825	3,361,410
Host Hotels & Resorts Inc.(b)	284,150	3,108,601
Kimco Realty Corp.	201,790	3,032,904
Prologis Inc.(b)	216,097	5,240,352
Public Storage	40,368	4,494,977
Vornado Realty Trust	71,051	5,301,826

		34,843,325

RETAIL – 6.74%
Abercrombie & Fitch Co. Class A	26,235	1,615,027
AutoNation Inc.(a)(b)	35,611	1,167,328
Best Buy Co. Inc.	93,580	2,180,414
Big Lots Inc.(a)(b)	20,255	705,482
Costco Wholesale Corp.	312,785	25,685,904
CVS Caremark Corp.	960,803	32,263,765
GameStop Corp. Class A(a)(b)	99,941	2,308,637
Gap Inc. (The)	109,691	1,781,382
Home Depot Inc. (The)	1,117,593	36,735,282
J.C. Penney Co. Inc.(b)	102,696	2,750,199
Kohl’s Corp.	79,897	3,922,943
Lowe’s Companies Inc.	900,510	17,415,863
Macy’s Inc.	116,626	3,069,596
Sears Holdings Corp.(a)(b)	27,651	1,590,485
Staples Inc.	251,757	3,348,368
Target Corp.	207,403	10,171,043
Wal-Mart Stores Inc.	1,255,864	65,179,342
Walgreen Co.	646,845	21,274,732

		233,165,792

16

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

September 30, 2011

Security	Shares	Value
SAVINGS & LOANS – 0.12%
Hudson City Bancorp Inc.	170,572	$965,437
People’s United Financial Inc.	270,542	3,084,179

		4,049,616

SEMICONDUCTORS – 1.38%
Applied Materials Inc.	573,660	5,937,381
Intel Corp.	1,575,635	33,608,295
KLA-Tencor Corp.	62,404	2,388,825
LSI Corp.(a)(b)	234,641	1,215,440
MEMC Electronic Materials Inc.(a)(b)	165,585	867,665
Novellus Systems Inc.(a)(b)	25,517	695,594
NVIDIA Corp.(a)(b)	186,543	2,331,788
Teradyne Inc.(a)(b)	57,527	633,372

		47,678,360

SOFTWARE – 0.73%
Adobe Systems Inc.(a)	168,698	4,077,431
Automatic Data Processing Inc.	125,830	5,932,885
CA Inc.	89,758	1,742,203
Compuware Corp.(a)(b)	54,977	421,124
Electronic Arts Inc.(a)(b)	139,323	2,849,155
Fidelity National Information Services Inc.	176,452	4,291,313
Fiserv Inc.(a)(b)	43,735	2,220,426
Paychex Inc.	99,582	2,625,977
Total System Services Inc.	74,137	1,255,139

		25,415,653

TELECOMMUNICATIONS – 5.27%
AT&T Inc.	2,455,656	70,035,309
CenturyLink Inc.	220,154	7,291,500
Cisco Systems Inc.	1,689,667	26,172,942
Corning Inc.	414,426	5,122,305
Frontier Communications Corp.	379,024	2,315,837
Harris Corp.	38,870	1,328,188
Motorola Mobility Holdings Inc.(a)	186,824	7,058,211
Motorola Solutions Inc.	215,693	9,037,537
Sprint Nextel Corp.(a)(b)	2,138,446	6,500,876
Tellabs Inc.	262,198	1,124,829
Verizon Communications Inc.	1,213,380	44,652,384
Windstream Corp.	146,580	1,709,123

		182,349,041

TEXTILES – 0.06%
Cintas Corp.	80,136	2,255,027

		2,255,027

TOYS, GAMES & HOBBIES – 0.07%
Mattel Inc.	91,164	2,360,236

		2,360,236

TRANSPORTATION – 1.92%
CSX Corp.	312,668	5,837,512
Expeditors International of Washington Inc.	67,055	2,719,080

Security	Shares	Value
FedEx Corp.	226,478	$15,328,031
Norfolk Southern Corp.	146,568	8,943,579
Ryder System Inc.	36,745	1,378,305
Union Pacific Corp.	135,980	11,105,487
United Parcel Service Inc. Class B	336,328	21,239,113

		66,551,107

TOTAL COMMON STOCKS (Cost: $4,149,162,157)		3,452,742,833

SHORT-TERM INVESTMENTS – 1.74%

MONEY MARKET FUNDS – 1.74%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.18%(c)(d)(e)	52,410,236	52,410,236
BlackRock Cash Funds: Prime,
SL Agency Shares 0.18%(c)(d)(e)	4,439,313	4,439,313
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.00%(c)(d)	3,534,337	3,534,337

		60,383,886

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,383,886)		60,383,886

TOTAL INVESTMENTS IN SECURITIES – 101.50% (Cost: $4,209,546,043)		3,513,126,719

Other Assets, Less Liabilities – (1.50)%		(52,059,333)

NET ASSETS – 100.00%		$3,461,067,386

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iShares® Russell 1000 Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.13%
Clear Channel Outdoor Holdings Inc. Class A(a)	19,854	$185,834
Interpublic Group of Companies Inc. (The)	236,840	1,705,248
Lamar Advertising Co. Class A(a)(b)	28,180	479,905
Omnicom Group Inc.	136,119	5,014,624

		7,385,611

AEROSPACE & DEFENSE – 1.87%
Alliant Techsystems Inc.	16,263	886,496
BE Aerospace Inc.(a)(b)	47,124	1,560,276
Boeing Co. (The)	358,870	21,715,224
General Dynamics Corp.	161,790	9,204,233
Goodrich Corp.	60,591	7,312,122
L-3 Communications Holdings Inc.	51,489	3,190,773
Lockheed Martin Corp.	139,428	10,128,050
Northrop Grumman Corp.	134,341	7,007,226
Raytheon Co.	172,601	7,054,203
Rockwell Collins Inc.	74,715	3,941,963
Spirit AeroSystems Holdings Inc. Class A(a)(b)	56,845	906,678
TransDigm Group Inc.(a)	24,255	1,980,906
United Technologies Corp.	444,511	31,275,794

		106,163,944

AGRICULTURE – 2.17%
Altria Group Inc.	1,017,150	27,269,791
Archer-Daniels-Midland Co.	328,584	8,152,169
Bunge Ltd.	71,286	4,155,261
Lorillard Inc.	69,629	7,707,930
Monsanto Co.	259,969	15,608,539
Philip Morris International Inc.	863,421	53,860,202
Reynolds American Inc.	162,414	6,087,277

		122,841,169

AIRLINES – 0.19%
AMR Corp.(a)(b)	162,018	479,573
Copa Holdings SA Class A	15,644	958,508
Delta Air Lines Inc.(a)	409,942	3,074,565
Southwest Airlines Co.	383,869	3,086,307
United Continental Holdings Inc.(a)	160,809	3,116,478

		10,715,431

APPAREL – 0.62%
Coach Inc.	142,362	7,378,622
Deckers Outdoor Corp.(a)(b)	18,788	1,752,169
Guess? Inc.	31,420	895,156
Hanesbrands Inc.(a)(b)	46,757	1,169,393
Nike Inc. Class B	173,633	14,847,358
Ralph Lauren Corp.	30,426	3,946,252
VF Corp.	42,183	5,126,078

		35,115,028

Security	Shares	Value
AUTO MANUFACTURERS – 0.59%
Ford Motor Co.(a)	1,807,270	$17,476,301
General Motors Co.(a)	370,595	7,478,607
Navistar International Corp.(a)	35,139	1,128,665
Oshkosh Corp.(a)	44,158	695,047
PACCAR Inc.	177,127	5,990,435
Tesla Motors Inc.(a)(b)	26,194	638,871

		33,407,926

AUTO PARTS & EQUIPMENT – 0.38%
Autoliv Inc.	43,211	2,095,733
BorgWarner Inc.(a)	53,122	3,215,475
Federal-Mogul Corp. Class A(a)	9,515	140,346
Goodyear Tire & Rubber Co. (The)(a)	118,463	1,195,292
Johnson Controls Inc.	330,475	8,714,626
Lear Corp.	50,972	2,186,699
TRW Automotive Holdings Corp.(a)	49,381	1,616,240
Visteon Corp.(a)	24,724	1,063,132
WABCO Holdings Inc.(a)	32,719	1,238,741

		21,466,284

BANKS – 5.75%
Associated Banc-Corp	84,028	781,460
Bank of America Corp.	4,921,747	30,121,092
Bank of Hawaii Corp.	23,112	841,277
Bank of New York Mellon Corp. (The)	604,421	11,236,186
BB&T Corp.	337,617	7,201,371
BOK Financial Corp.	12,372	580,123
Capital One Financial Corp.	223,673	8,864,161
CapitalSource Inc.	156,763	962,525
Citigroup Inc.	1,411,027	36,150,512
City National Corp.	22,604	853,527
Comerica Inc.	97,368	2,236,543
Commerce Bancshares Inc.	35,822	1,244,814
Cullen/Frost Bankers Inc.	25,835	1,184,793
East West Bancorp Inc.	72,045	1,074,191
Fifth Third Bancorp	444,795	4,492,429
First Citizens BancShares Inc. Class A	2,686	385,548
First Horizon National Corp.	127,659	760,848
First Republic Bank San Francisco(a)	35,593	824,334
Fulton Financial Corp.	96,625	739,181
Goldman Sachs Group Inc. (The)	251,585	23,787,362
Huntington Bancshares Inc.	418,532	2,008,954
JPMorgan Chase & Co.	1,929,205	58,107,655
KeyCorp	460,776	2,732,402
M&T Bank Corp.	60,721	4,244,398
Morgan Stanley	751,471	10,144,859
Northern Trust Corp.	105,286	3,682,904
PNC Financial Services Group Inc. (The)(c)	255,192	12,297,702
Popular Inc.(a)	496,021	744,031
Regions Financial Corp.	608,954	2,027,817
State Street Corp.	245,683	7,901,165
SunTrust Banks Inc.	259,841	4,664,146
Synovus Financial Corp.	382,815	409,612
TCF Financial Corp.	77,153	706,721
U.S. Bancorp	936,501	22,045,234
Valley National Bancorp	82,357	872,161
Wells Fargo & Co.	2,388,088	57,600,683
Zions Bancorp	89,146	1,254,284

		325,767,005

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2011

Security	Shares	Value
BEVERAGES – 2.41%
Brown-Forman Corp. Class B NVS	49,739	$3,488,694
Coca-Cola Co. (The)	959,145	64,799,836
Coca-Cola Enterprises Inc.	157,583	3,920,665
Constellation Brands Inc. Class A(a)	88,070	1,585,260
Dr Pepper Snapple Group Inc.	107,348	4,162,955
Green Mountain Coffee Roasters Inc.(a)(b)	59,559	5,535,414
Hansen Natural Corp.(a)	33,917	2,960,615
Molson Coors Brewing Co. Class B NVS	65,053	2,576,749
PepsiCo Inc.	767,429	47,503,855

		136,534,043

BIOTECHNOLOGY – 1.28%
Alexion Pharmaceuticals Inc.(a)(b)	89,112	5,708,515
Amgen Inc.	451,816	24,827,289
Bio-Rad Laboratories Inc. Class A(a)	9,640	875,023
Biogen Idec Inc.(a)	117,644	10,958,539
Celgene Corp.(a)	224,441	13,897,387
Charles River Laboratories International Inc.(a)	25,037	716,559
Human Genome Sciences Inc.(a)	91,816	1,165,145
Illumina Inc.(a)(b)	59,660	2,441,287
Life Technologies Corp.(a)	86,611	3,328,461
Myriad Genetics Inc.(a)(b)	41,573	779,078
QIAGEN NV(a)	113,377	1,568,004
Regeneron Pharmaceuticals Inc.(a)(b)	35,397	2,060,105
Vertex Pharmaceuticals Inc.(a)(b)	99,830	4,446,428

		72,771,820

BUILDING MATERIALS – 0.09%
Armstrong World Industries Inc.	10,161	349,945
Lennox International Inc.	25,868	666,877
Martin Marietta Materials Inc.(b)	22,134	1,399,311
Masco Corp.	173,716	1,236,858
Owens Corning(a)	60,535	1,312,399

		4,965,390

CHEMICALS – 1.93%
Air Products and Chemicals Inc.	103,274	7,887,035
Airgas Inc.	38,051	2,428,415
Albemarle Corp.	44,493	1,797,517
Ashland Inc.	38,375	1,693,873
Cabot Corp.	31,744	786,616
Celanese Corp. Series A	75,685	2,462,033
CF Industries Holdings Inc.	34,606	4,270,034
Cytec Industries Inc.	23,854	838,230
Dow Chemical Co. (The)	571,842	12,843,571
E.I. du Pont de Nemours and Co.	450,450	18,004,486
Eastman Chemical Co.	34,447	2,360,653
Ecolab Inc.(b)	112,431	5,496,752
FMC Corp.	34,781	2,405,454
Huntsman Corp.	93,569	904,812
International Flavors & Fragrances Inc.	39,000	2,192,580
Intrepid Potash Inc.(a)(b)	25,387	631,375
Kronos Worldwide Inc.	10,529	169,306
LyondellBasell Industries NV Class A	151,546	3,702,269
Mosaic Co. (The)	134,335	6,578,385

Security	Shares	Value
PPG Industries Inc.	76,579	$5,411,072
Praxair Inc.	147,114	13,752,217
Rockwood Holdings Inc.(a)	33,228	1,119,451
RPM International Inc.	63,188	1,181,616
Sherwin-Williams Co. (The)	43,495	3,232,548
Sigma-Aldrich Corp.	59,007	3,646,043
Solutia Inc.(a)(b)	59,240	761,234
Valspar Corp. (The)	46,451	1,449,736
W.R. Grace & Co.(a)	35,554	1,183,948
Westlake Chemical Corp.	9,743	333,990

		109,525,251

COAL – 0.24%
Alpha Natural Resources Inc.(a)	109,783	1,942,061
Arch Coal Inc.	102,551	1,495,193
CONSOL Energy Inc.	109,703	3,722,223
Peabody Energy Corp.	131,049	4,439,940
Walter Energy Inc.	30,167	1,810,322

		13,409,739

COMMERCIAL SERVICES – 1.63%
Aaron’s Inc.	38,809	979,927
Alliance Data Systems Corp.(a)(b)	24,713	2,290,895
Apollo Group Inc. Class A(a)	58,491	2,316,829
Booz Allen Hamilton Holding Corp.(a)	11,306	168,120
Career Education Corp.(a)(b)	29,976	391,187
CoreLogic Inc.(a)	47,031	501,821
Corrections Corp. of America(a)	51,993	1,179,721
DeVry Inc.	33,378	1,233,651
Education Management Corp.(a)(b)	18,625	276,395
Equifax Inc.	59,668	1,834,194
FleetCor Technologies Inc.(a)	7,186	188,704
Gartner Inc.(a)(b)	47,178	1,645,097
Genpact Ltd.(a)	61,100	879,229
Green Dot Corp. Class A(a)(b)	10,689	334,779
H&R Block Inc.	147,969	1,969,467
Hertz Global Holdings Inc.(a)(b)	118,441	1,054,125
Iron Mountain Inc.	87,360	2,762,323
ITT Educational Services Inc.(a)(b)	13,638	785,276
KAR Auction Services Inc.(a)	13,962	169,080
Lender Processing Services Inc.	41,904	573,666
Manpower Inc.	39,854	1,339,891
MasterCard Inc. Class A	52,171	16,546,554
McKesson Corp.	122,827	8,929,523
Monster Worldwide Inc.(a)	62,712	450,272
Moody’s Corp.	96,616	2,941,957
Morningstar Inc.	11,824	667,347
Pharmaceutical Product Development Inc.	48,440	1,242,970
Quanta Services Inc.(a)	104,564	1,964,758
R.R. Donnelley & Sons Co.	91,138	1,286,869
Robert Half International Inc.	71,242	1,511,755
SAIC Inc.(a)	139,864	1,651,794
Service Corp. International	115,712	1,059,922
Towers Watson & Co. Class A	27,834	1,663,917
Verisk Analytics Inc. Class A(a)	57,688	2,005,812
Visa Inc. Class A	254,213	21,791,138
VistaPrint NV(a)(b)	18,994	513,408
Weight Watchers International Inc.	14,042	817,947
Western Union Co.	306,331	4,683,801

		92,604,121

2

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2011

Security	Shares	Value
COMPUTERS – 6.87%
Accenture PLC Class A	313,974	$16,540,150
Apple Inc.(a)	448,922	171,120,088
Brocade Communications Systems Inc.(a)	228,894	988,822
Cadence Design Systems Inc.(a)	130,316	1,204,120
Cognizant Technology Solutions Corp. Class A(a)	147,448	9,244,990
Computer Sciences Corp.	75,202	2,019,174
Dell Inc.(a)	797,781	11,288,601
Diebold Inc.	31,684	871,627
DST Systems Inc.	17,057	747,608
EMC Corp.(a)(b)	1,000,284	20,995,961
FactSet Research Systems Inc.	22,393	1,992,305
Fortinet Inc.(a)	58,089	975,895
Fusion-io Inc.(a)	8,606	163,514
Hewlett-Packard Co.	964,523	21,653,541
IHS Inc. Class A(a)(b)	23,977	1,793,719
International Business Machines Corp.	587,996	102,916,940
Lexmark International Inc. Class A(a)(b)	38,418	1,038,439
MICROS Systems Inc.(a)(b)	39,266	1,724,170
NCR Corp.(a)(b)	76,867	1,298,284
NetApp Inc.(a)	178,321	6,052,215
Riverbed Technology Inc.(a)(b)	74,423	1,485,483
SanDisk Corp.(a)	115,555	4,662,644
Synopsys Inc.(a)	71,174	1,733,799
Teradata Corp.(a)(b)	81,849	4,381,377
Western Digital Corp.(a)	112,715	2,899,030

		389,792,496

COSMETICS & PERSONAL CARE – 2.04%
Avon Products Inc.	208,422	4,085,071
Colgate-Palmolive Co.	237,688	21,078,172
Estee Lauder Companies Inc. (The) Class A	54,726	4,807,132
Procter & Gamble Co. (The)	1,355,101	85,615,281

		115,585,656

DISTRIBUTION & WHOLESALE – 0.31%
Fastenal Co.(b)	142,876	4,754,913
Genuine Parts Co.	76,291	3,875,583
Ingram Micro Inc. Class A(a)	78,027	1,258,576
LKQ Corp.(a)	70,770	1,709,803
Tech Data Corp.(a)	22,601	977,041
W.W. Grainger Inc.	27,621	4,130,444
WESCO International Inc.(a)	20,858	699,786

		17,406,146

DIVERSIFIED FINANCIAL SERVICES – 1.76%
Affiliated Managers Group Inc.(a)	25,228	1,969,045
Air Lease Corp.(a)(b)	16,837	323,270
American Express Co.	510,627	22,927,152
Ameriprise Financial Inc.	117,379	4,620,037
BlackRock Inc.(c)	41,523	6,145,819
CBOE Holdings Inc.	25,608	626,628
Charles Schwab Corp. (The)	508,565	5,731,528
CIT Group Inc.(a)	97,151	2,950,476
CME Group Inc.	32,491	8,005,782
Discover Financial Services	264,446	6,066,391
E*TRADE Financial Corp.(a)	121,538	1,107,211
Eaton Vance Corp.	57,517	1,280,904
Federated Investors Inc. Class B(b)	43,829	768,322

Security	Shares	Value
Franklin Resources Inc.	70,668	$6,758,688
Greenhill & Co. Inc.(b)	14,349	410,238
Interactive Brokers Group Inc. Class A	17,705	246,631
IntercontinentalExchange Inc.(a)(b)	35,613	4,211,593
Invesco Ltd.	224,071	3,475,341
Janus Capital Group Inc.	90,324	541,944
Jefferies Group Inc.	65,432	812,011
Lazard Ltd. Class A(b)	53,695	1,132,965
Legg Mason Inc.	72,122	1,854,257
LPL Investment Holdings Inc.(a)	16,596	421,870
NASDAQ OMX Group Inc. (The)(a)	59,921	1,386,572
NYSE Euronext Inc.	126,952	2,950,365
Raymond James Financial Inc.	49,345	1,280,996
SLM Corp.	255,764	3,184,262
T. Rowe Price Group Inc.	125,875	6,013,049
TD Ameritrade Holding Corp.	106,199	1,561,656
Waddell & Reed Financial Inc. Class A	41,834	1,046,268

		99,811,271

ELECTRIC – 3.62%
AES Corp. (The)(a)	318,507	3,108,628
Alliant Energy Corp.	53,770	2,079,824
Ameren Corp.	116,994	3,482,911
American Electric Power Co. Inc.	234,755	8,925,385
Calpine Corp.(a)	170,064	2,394,501
CenterPoint Energy Inc.	205,956	4,040,857
CMS Energy Corp.	122,368	2,421,663
Consolidated Edison Inc.	141,796	8,085,208
Constellation Energy Group Inc.	90,250	3,434,915
Dominion Resources Inc.	280,125	14,221,946
DPL Inc.	56,745	1,710,294
DTE Energy Co.	82,134	4,026,209
Duke Energy Corp.	647,925	12,952,021
Edison International	157,932	6,040,899
Entergy Corp.	86,228	5,716,054
Exelon Corp.	322,198	13,728,857
FirstEnergy Corp.	202,775	9,106,625
GenOn Energy Inc.(a)	373,811	1,039,195
Great Plains Energy Inc.	65,896	1,271,793
Hawaiian Electric Industries Inc.	46,243	1,122,780
Integrys Energy Group Inc.	37,970	1,846,101
ITC Holdings Corp.	24,702	1,912,676
MDU Resources Group Inc.	91,593	1,757,670
NextEra Energy Inc.	205,454	11,098,625
Northeast Utilities	85,698	2,883,738
NRG Energy Inc.(a)	116,885	2,479,131
NSTAR	50,202	2,249,552
NV Energy Inc.	114,247	1,680,573
OGE Energy Corp.	47,476	2,268,878
Pepco Holdings Inc.	109,491	2,071,570
PG&E Corp.	192,934	8,163,037
Pinnacle West Capital Corp.	52,863	2,269,937
PPL Corp.	279,782	7,984,978
Progress Energy Inc.	142,800	7,385,616
Public Service Enterprise Group Inc.	245,259	8,184,293
SCANA Corp.	55,840	2,258,728
Southern Co.	411,859	17,450,466
TECO Energy Inc.	104,283	1,786,368
Westar Energy Inc.	55,106	1,455,900
Wisconsin Energy Corp.	113,397	3,548,192
Xcel Energy Inc.	234,742	5,795,780

		205,442,374

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2011

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.43%
AMETEK Inc.	77,938	$2,569,616
Emerson Electric Co.	365,543	15,100,581
Energizer Holdings Inc.(a)	33,755	2,242,682
General Cable Corp.(a)	25,287	590,452
GrafTech International Ltd.(a)(b)	62,128	789,026
Hubbell Inc. Class B	29,242	1,448,649
Molex Inc.(b)	65,484	1,333,909
SunPower Corp. Class A(a)(b)	48,038	388,627

		24,463,542

ELECTRONICS – 0.73%
Agilent Technologies Inc.(a)	168,542	5,266,937
Amphenol Corp. Class A	85,425	3,482,777
Arrow Electronics Inc.(a)	56,016	1,556,124
Avnet Inc.(a)	74,063	1,931,563
AVX Corp.	23,288	276,429
Dolby Laboratories Inc. Class A(a)(b)	25,761	706,882
FLIR Systems Inc.	77,404	1,938,970
Garmin Ltd.(b)	52,050	1,653,628
Gentex Corp.	69,224	1,664,837
Itron Inc.(a)	19,681	580,590
Jabil Circuit Inc.	93,439	1,662,280
Mettler-Toledo International Inc.(a)(b)	15,558	2,177,498
National Instruments Corp.	44,020	1,006,297
PerkinElmer Inc.	54,642	1,049,673
Thermo Fisher Scientific Inc.(a)	186,675	9,453,222
Thomas & Betts Corp.(a)(b)	25,405	1,013,914
Trimble Navigation Ltd.(a)(b)	59,443	1,994,313
Vishay Intertechnology Inc.(a)	73,912	617,904
Waters Corp.(a)(b)	44,485	3,358,173

		41,392,011

ENERGY – ALTERNATE SOURCES – 0.05%
Covanta Holding Corp.	58,719	891,942
First Solar Inc.(a)(b)	28,848	1,823,482

		2,715,424

ENGINEERING & CONSTRUCTION – 0.23%
AECOM Technology Corp.(a)(b)	57,738	1,020,230
Chicago Bridge & Iron Co. NV	48,362	1,384,604
Fluor Corp.	84,343	3,926,167
Jacobs Engineering Group Inc.(a)(b)	61,465	1,984,705
KBR Inc.	73,491	1,736,592
McDermott International Inc.(a)(b)	113,694	1,223,347
Shaw Group Inc. (The)(a)(b)	35,035	761,661
URS Corp.(a)	38,092	1,129,809

		13,167,115

ENTERTAINMENT – 0.10%
Bally Technologies Inc.(a)	20,911	564,179
DreamWorks Animation SKG Inc. Class A(a)(b)	34,656	630,046
International Game Technology	145,384	2,112,429
Madison Square Garden Inc. Class A(a)	29,242	666,718
Penn National Gaming Inc.(a)	32,896	1,095,108
Regal Entertainment Group Class A	39,157	459,703

		5,528,183

Security	Shares	Value
ENVIRONMENTAL CONTROL – 0.34%
Nalco Holding Co.	67,264	$2,352,895
Republic Services Inc.	155,349	4,359,093
Stericycle Inc.(a)(b)	41,599	3,357,871
Waste Connections Inc.	55,121	1,864,192
Waste Management Inc.	229,703	7,479,130

		19,413,181

FOOD – 1.94%
Campbell Soup Co.	86,015	2,784,306
ConAgra Foods Inc.	198,113	4,798,297
Corn Products International Inc.	37,082	1,455,098
Dean Foods Co.(a)(b)	88,810	787,745
Flowers Foods Inc.	54,190	1,054,537
General Mills Inc.	309,520	11,907,234
H.J. Heinz Co.	156,001	7,874,930
Hershey Co. (The)	73,633	4,362,019
Hormel Foods Corp.	66,459	1,795,722
J.M. Smucker Co. (The)	56,239	4,099,261
Kellogg Co.	119,223	6,341,471
Kraft Foods Inc. Class A	802,825	26,958,864
Kroger Co. (The)	293,823	6,452,353
McCormick & Co. Inc. NVS	64,299	2,968,042
Ralcorp Holdings Inc.(a)	26,668	2,045,702
Safeway Inc.	171,582	2,853,409
Sara Lee Corp.	283,432	4,634,113
Smithfield Foods Inc.(a)	80,584	1,571,388
SUPERVALU Inc.	102,870	685,114
Sysco Corp.	282,769	7,323,717
Tyson Foods Inc. Class A	145,909	2,532,980
Whole Foods Market Inc.	74,934	4,893,940

		110,180,242

FOREST PRODUCTS & PAPER – 0.36%
Domtar Corp.	19,866	1,354,265
International Paper Co.	211,732	4,922,769
MeadWestvaco Corp.	82,274	2,020,649
Plum Creek Timber Co. Inc.(b)	78,501	2,724,770
Rayonier Inc.(b)	58,962	2,169,212
Rock-Tenn Co. Class A	33,548	1,633,117
Temple-Inland Inc.	52,470	1,645,984
Weyerhaeuser Co.	260,937	4,057,570

		20,528,336

GAS – 0.36%
AGL Resources Inc.	38,509	1,568,857
Atmos Energy Corp.	43,775	1,420,499
Energen Corp.	34,963	1,429,637
National Fuel Gas Co.	40,088	1,951,484
NiSource Inc.	135,498	2,896,947
Sempra Energy	116,082	5,978,223
Southern Union Co.	60,473	2,453,390
UGI Corp.	54,076	1,420,576
Vectren Corp.	39,607	1,072,557

		20,192,170

HAND & MACHINE TOOLS – 0.15%
Kennametal Inc.	39,617	1,297,061

4

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2011

Security	Shares	Value
Lincoln Electric Holdings Inc.	40,843	$1,184,855
Regal Beloit Corp.	18,743	850,557
Snap-on Inc.	28,165	1,250,526
Stanley Black & Decker Inc.	81,391	3,996,298

		8,579,297

HEALTH CARE – PRODUCTS – 3.55%
Alere Inc.(a)	41,420	813,903
Baxter International Inc.	277,383	15,572,282
Becton, Dickinson and Co.	106,647	7,819,358
Boston Scientific Corp.(a)	739,833	4,372,413
Bruker Corp.(a)(b)	41,075	555,745
C.R. Bard Inc.	41,498	3,632,735
CareFusion Corp.(a)	108,280	2,593,306
Cooper Companies Inc. (The)	22,453	1,777,155
Covidien PLC	241,327	10,642,521
DENTSPLY International Inc.	68,216	2,093,549
Edwards Lifesciences Corp.(a)(b)	55,564	3,960,602
Gen-Probe Inc.(a)	23,216	1,329,116
Henry Schein Inc.(a)(b)	44,690	2,771,227
Hill-Rom Holdings Inc.	30,601	918,642
Hologic Inc.(a)	126,785	1,928,400
IDEXX Laboratories Inc.(a)(b)	27,822	1,918,883
Intuitive Surgical Inc.(a)	19,154	6,977,419
Johnson & Johnson	1,330,756	84,782,465
Kinetic Concepts Inc.(a)	30,986	2,041,667
Medtronic Inc.	519,090	17,254,552
Patterson Companies Inc.	49,977	1,430,841
ResMed Inc.(a)(b)	74,130	2,134,203
Sirona Dental Systems Inc.(a)	27,012	1,145,579
St. Jude Medical Inc.	159,323	5,765,899
Stryker Corp.	151,922	7,160,084
TECHNE Corp.	17,984	1,223,092
Thoratec Corp.(a)	27,759	906,054
Varian Medical Systems Inc.(a)(b)	56,859	2,965,765
Zimmer Holdings Inc.(a)(b)	92,988	4,974,858

		201,462,315

HEALTH CARE – SERVICES – 1.30%
Aetna Inc.	183,967	6,687,201
AMERIGROUP Corp.(a)	21,228	828,104
Brookdale Senior Living Inc.(a)	47,210	592,013
Community Health Systems Inc.(a)	46,052	766,305
Covance Inc.(a)	29,449	1,338,457
Coventry Health Care Inc.(a)	71,832	2,069,480
DaVita Inc.(a)	46,257	2,898,926
HCA Holdings Inc.(a)	64,339	1,297,074
Health Management Associates Inc. Class A(a)(b)	122,666	848,849
Health Net Inc.(a)	43,861	1,039,944
Humana Inc.	81,640	5,937,677
Laboratory Corp. of America Holdings(a)(b)	48,516	3,835,190
LifePoint Hospitals Inc.(a)	25,457	932,745
Lincare Holdings Inc.	45,912	1,033,020
MEDNAX Inc.(a)(b)	23,306	1,459,888
Quest Diagnostics Inc.	76,305	3,766,415
Tenet Healthcare Corp.(a)	237,178	979,545
UnitedHealth Group Inc.	526,495	24,281,950
Universal Health Services Inc. Class B	43,814	1,489,676
WellPoint Inc.	178,029	11,621,733

		73,704,192

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 0.04%
Leucadia National Corp.	95,759	$2,171,814

		2,171,814

HOME BUILDERS – 0.11%
D.R. Horton Inc.	135,520	1,225,101
Lennar Corp. Class A	77,613	1,050,880
NVR Inc.(a)	2,697	1,628,934
Pulte Group Inc.(a)	165,504	653,741
Thor Industries Inc.	21,377	473,500
Toll Brothers Inc.(a)(b)	71,147	1,026,651

		6,058,807

HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	33,845	967,290
Tempur-Pedic International Inc.(a)	33,203	1,746,810
Whirlpool Corp.	36,973	1,845,322

		4,559,422

HOUSEHOLD PRODUCTS & WARES – 0.57%
Avery Dennison Corp.	51,736	1,297,539
Church & Dwight Co. Inc.	69,305	3,063,281
Clorox Co. (The)	64,567	4,282,729
Fortune Brands Inc.	74,624	4,035,666
Fossil Inc.(a)(b)	25,359	2,055,600
Jarden Corp.	44,451	1,256,185
Kimberly-Clark Corp.	190,495	13,527,050
Scotts Miracle-Gro Co. (The) Class A	22,033	982,672
Tupperware Brands Corp.	30,204	1,623,163

		32,123,885

HOUSEWARES – 0.04%
Newell Rubbermaid Inc.	141,188	1,675,902
Toro Co. (The)	15,075	742,745

		2,418,647

INSURANCE – 3.83%
ACE Ltd.	164,266	9,954,520
Aflac Inc.	227,908	7,965,385
Alleghany Corp.(a)	3,183	918,295
Allied World Assurance Co. Holdings Ltd.	18,394	987,942
Allstate Corp. (The)	253,275	6,000,085
American Financial Group Inc.	38,983	1,211,202
American International Group Inc.(a)	214,017	4,697,673
American National Insurance Co.	3,322	230,048
Aon Corp.	160,117	6,721,712
Arch Capital Group Ltd.(a)	63,998	2,091,135
Arthur J. Gallagher & Co.	53,531	1,407,865
Aspen Insurance Holdings Ltd.	34,329	790,940
Assurant Inc.	46,739	1,673,256
Assured Guaranty Ltd.	89,238	980,726
Axis Capital Holdings Ltd.	62,656	1,625,297
Berkshire Hathaway Inc. Class B(a)	849,874	60,375,049
Brown & Brown Inc.	56,382	1,003,600
Chubb Corp. (The)	142,537	8,550,795
CIGNA Corp.	131,096	5,498,166

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2011

Security	Shares	Value
Cincinnati Financial Corp.	70,950	$1,868,113
CNA Financial Corp.	12,904	289,953
Endurance Specialty Holdings Ltd.	19,649	671,013
Erie Indemnity Co. Class A	13,436	956,374
Everest Re Group Ltd.	22,295	1,769,777
Fidelity National Financial Inc. Class A	108,139	1,641,550
Genworth Financial Inc. Class A(a)	238,012	1,366,189
Hanover Insurance Group Inc. (The)	22,054	782,917
Hartford Financial Services Group Inc. (The)	215,886	3,484,400
HCC Insurance Holdings Inc.	55,197	1,493,079
Kemper Corp.	24,293	582,060
Lincoln National Corp.	151,887	2,373,994
Loews Corp.	153,555	5,305,325
Markel Corp.(a)(b)	4,686	1,673,511
Marsh & McLennan Companies Inc.	265,746	7,052,899
MBIA Inc.(a)(b)	71,544	520,125
Mercury General Corp.	13,364	512,509
MetLife Inc.	399,685	11,195,177
Old Republic International Corp.	125,632	1,120,637
PartnerRe Ltd.	32,741	1,711,372
Principal Financial Group Inc.	155,804	3,532,077
Progressive Corp. (The)	317,638	5,641,251
Protective Life Corp.	41,560	649,583
Prudential Financial Inc.	236,627	11,088,341
Reinsurance Group of America Inc.	35,820	1,645,929
RenaissanceRe Holdings Ltd.(b)	25,055	1,598,509
StanCorp Financial Group Inc.	21,947	605,079
Torchmark Corp.	51,002	1,777,930
Transatlantic Holdings Inc.	30,254	1,467,924
Travelers Companies Inc. (The)	204,011	9,941,456
Unum Group	149,295	3,129,223
Validus Holdings Ltd.	37,381	931,534
W.R. Berkley Corp.	55,333	1,642,837
White Mountains Insurance Group Ltd.	3,321	1,347,496
XL Group PLC	149,945	2,818,966

		216,872,800
INTERNET – 2.99%
Akamai Technologies Inc.(a)(b)	90,519	1,799,518
Amazon.com Inc.(a)	176,489	38,162,216
AOL Inc.(a)(b)	51,830	621,960
Ariba Inc.(a)(b)	46,767	1,295,914
eBay Inc.(a)	560,519	16,529,705
Equinix Inc.(a)(b)	22,714	2,017,685
Expedia Inc.	94,075	2,422,431
F5 Networks Inc.(a)	39,287	2,791,341
Google Inc. Class A(a)	122,188	62,851,063
HomeAway Inc.(a)	4,492	151,021
IAC/InterActiveCorp(a)	36,929	1,460,542
Liberty Media Corp. – Liberty Interactive Group Series A(a)	291,462	4,304,894
LinkedIn Corp.(a)(b)	4,406	344,020
Netflix Inc.(a)	25,687	2,906,741
Pandora Media Inc.(a)	8,532	124,994
Priceline.com Inc.(a)	24,098	10,831,087
Rackspace Hosting Inc.(a)	49,936	1,704,815
Symantec Corp.(a)	366,342	5,971,375
TIBCO Software Inc.(a)(b)	80,475	1,801,835
VeriSign Inc.	81,667	2,336,493
WebMD Health Corp.(a)(b)	28,624	863,014
Yahoo! Inc.(a)	631,850	8,315,146

		169,607,810

Security	Shares	Value
INVESTMENT COMPANIES – 0.04%
American Capital Ltd.(a)	170,845	$1,165,163
Ares Capital Corp.	99,179	1,365,695

		2,530,858
IRON & STEEL – 0.28%
AK Steel Holding Corp.(b)	53,523	350,040
Allegheny Technologies Inc.	51,513	1,905,466
Carpenter Technology Corp.	21,324	957,234
Cliffs Natural Resources Inc.	70,615	3,613,370
Nucor Corp.	153,120	4,844,717
Reliance Steel & Aluminum Co.	36,242	1,232,590
Schnitzer Steel Industries Inc. Class A	10,697	393,650
Steel Dynamics Inc.	105,755	1,049,090
United States Steel Corp.	69,708	1,534,273

		15,880,430
LEISURE TIME – 0.24%
Carnival Corp.	206,733	6,264,010
Harley-Davidson Inc.	114,560	3,932,845
Polaris Industries Inc.	31,398	1,568,958
Royal Caribbean Cruises Ltd.	65,453	1,416,403
WMS Industries Inc.(a)	27,799	488,984

		13,671,200
LODGING – 0.42%
Choice Hotels International Inc.	13,838	411,265
Hyatt Hotels Corp. Class A(a)	21,429	672,228
Las Vegas Sands Corp.(a)	190,121	7,289,239
Marriott International Inc. Class A	134,895	3,674,540
MGM Resorts International(a)(b)	170,772	1,586,472
Starwood Hotels & Resorts Worldwide Inc.	94,586	3,671,829
Wyndham Worldwide Corp.	82,421	2,349,823
Wynn Resorts Ltd.	38,419	4,421,258

		24,076,654
MACHINERY – 1.13%
AGCO Corp.(a)	45,989	1,589,840
Babcock & Wilcox Co. (The)(a)	56,973	1,113,822
Caterpillar Inc.	313,323	23,135,770
CNH Global NV(a)	12,806	336,029
Cummins Inc.	95,141	7,769,214
Deere & Co.	203,514	13,140,899
Flowserve Corp.	27,055	2,002,070
Gardner Denver Inc.	25,346	1,610,738
Graco Inc.	29,395	1,003,545
IDEX Corp.	40,226	1,253,442
Joy Global Inc.	50,807	3,169,341
Manitowoc Co. Inc. (The)	63,898	428,756
Nordson Corp.	29,466	1,170,979
Rockwell Automation Inc.	69,813	3,909,528
Terex Corp.(a)	53,118	544,991
Wabtec Corp.	23,385	1,236,365
Zebra Technologies Corp. Class A(a)	26,466	818,858

		64,234,187

6

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2011

Security	Shares	Value
MANUFACTURING – 3.48%
3M Co.	345,315	$24,790,164
AptarGroup Inc.	32,559	1,454,410
Carlisle Companies Inc.	29,750	948,430
Cooper Industries PLC	80,024	3,690,707
Crane Co.	23,616	842,855
Danaher Corp.	266,302	11,168,706
Donaldson Co. Inc.	37,020	2,028,696
Dover Corp.	90,385	4,211,941
Eaton Corp.	165,237	5,865,913
General Electric Co.	5,148,700	78,466,188
Harsco Corp.	39,072	757,606
Honeywell International Inc.	381,751	16,762,686
Illinois Tool Works Inc.	217,265	9,038,224
Ingersoll-Rand PLC(b)	160,439	4,506,731
ITT Corp.	89,271	3,749,382
Leggett & Platt Inc.	69,232	1,370,101
Pall Corp.	56,284	2,386,442
Parker Hannifin Corp.	78,507	4,956,147
Pentair Inc.	47,765	1,528,958
Polypore International Inc.(a)(b)	18,986	1,073,089
Roper Industries Inc.	46,449	3,200,801
SPX Corp.	24,678	1,118,160
Teleflex Inc.	19,510	1,049,053
Textron Inc.	134,062	2,364,854
Trinity Industries Inc.	38,734	829,295
Tyco International Ltd.	227,364	9,265,083

		197,424,622
MEDIA – 3.03%
AMC Networks Inc. Class A(a)	26,300	840,285
Cablevision NY Group Class A	105,297	1,656,322
CBS Corp. Class B NVS	324,121	6,605,586
Charter Communications Inc. Class A(a)	28,161	1,319,061
Comcast Corp. Class A	1,339,750	28,000,775
DIRECTV Class A(a)	373,252	15,769,897
Discovery Communications Inc. Series A(a)(b)	135,015	5,079,264
DISH Network Corp. Class A(a)	97,034	2,431,672
Gannett Co. Inc.	116,485	1,110,102
John Wiley & Sons Inc. Class A	22,600	1,003,892
Liberty Global Inc. Series A(a)(b)	134,922	4,881,478
Liberty Media Corp. – Liberty Capital(a)	34,447	2,277,636
Liberty Media Corp. – Liberty Starz(a)	25,301	1,608,131
McGraw-Hill Companies Inc. (The)	147,769	6,058,529
News Corp. Class A NVS	1,113,506	17,225,938
Nielsen Holdings NV(a)	39,035	1,018,033
Scripps Networks Interactive Inc. Class A	45,404	1,687,667
Sirius XM Radio Inc.(a)(b)	1,913,830	2,889,883
Thomson Reuters Corp.	182,267	4,928,500
Time Warner Cable Inc.	163,816	10,266,349
Time Warner Inc.	520,760	15,607,177
Viacom Inc. Class B NVS	283,701	10,990,577
Walt Disney Co. (The)	918,278	27,695,264
Washington Post Co. (The) Class B	2,455	802,711

		171,754,729
METAL FABRICATE & HARDWARE – 0.24%
Commercial Metals Co.	55,998	532,541
Precision Castparts Corp.	69,568	10,815,041
Timken Co. (The)	42,435	1,392,717
Valmont Industries Inc.	11,016	858,587

		13,598,886

Security	Shares	Value
MINING – 0.76%
Alcoa Inc.	515,059	$4,929,115
Allied Nevada Gold Corp.(a)(b)	43,211	1,547,386
Compass Minerals International Inc.	15,918	1,063,004
Freeport-McMoRan Copper & Gold Inc.	459,522	13,992,445
Molycorp Inc.(a)(b)	27,151	892,453
Newmont Mining Corp.	235,861	14,835,657
Royal Gold Inc.	26,291	1,684,202
Southern Copper Corp.	82,425	2,059,801
Titanium Metals Corp.	41,432	620,651
Vulcan Materials Co.(b)	62,636	1,726,248

		43,350,962
OFFICE & BUSINESS EQUIPMENT – 0.11%
Pitney Bowes Inc.	88,789	1,669,233
Xerox Corp.	678,631	4,730,058

		6,399,291
OIL & GAS – 8.69%
Anadarko Petroleum Corp.	241,295	15,213,650
Apache Corp.	185,985	14,923,436
Atlas Energy Inc. Escrow(a)(d)	41,405	4,141
Atwood Oceanics Inc.(a)(b)	27,450	943,182
Brigham Exploration Co.(a)(b)	56,818	1,435,223
Cabot Oil & Gas Corp.	50,623	3,134,070
Chesapeake Energy Corp.	320,509	8,189,005
Chevron Corp.	975,914	90,291,563
Cimarex Energy Co.	41,446	2,308,542
Cobalt International Energy Inc.(a)	57,407	442,608
Concho Resources Inc.(a)	50,050	3,560,557
ConocoPhillips	686,288	43,455,756
Continental Resources Inc.(a)(b)	20,307	982,250
Denbury Resources Inc.(a)(b)	194,947	2,241,891
Devon Energy Corp.	205,901	11,415,151
Diamond Offshore Drilling Inc.	33,389	1,827,714
EOG Resources Inc.	130,748	9,284,416
EQT Corp.	65,105	3,474,003
EXCO Resources Inc.	72,228	774,284
Exxon Mobil Corp.	2,391,364	173,684,767
Forest Oil Corp.(a)(b)	55,092	793,325
Helmerich & Payne Inc.	46,268	1,878,481
Hess Corp.	147,056	7,714,558
HollyFrontier Corp.	92,562	2,426,976
Kosmos Energy Ltd.(a)	15,965	186,950
Marathon Oil Corp.	347,175	7,492,037
Marathon Petroleum Corp.	172,419	4,665,658
Murphy Oil Corp.	93,678	4,136,820
Nabors Industries Ltd.(a)	139,248	1,707,180
Newfield Exploration Co.(a)(b)	65,157	2,586,081
Noble Energy Inc.	85,511	6,054,179
Occidental Petroleum Corp.	394,870	28,233,205
Patterson-UTI Energy Inc.	74,927	1,299,234
Pioneer Natural Resources Co.	56,622	3,724,029
Plains Exploration & Production Co.(a)	68,326	1,551,683
QEP Resources Inc.	85,747	2,321,171
Quicksilver Resources Inc.(a)(b)	57,344	434,668
Range Resources Corp.	77,979	4,558,652

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2011

Security	Shares	Value
Rowan Companies Inc.(a)	61,794	$1,865,561
SandRidge Energy Inc.(a)(b)	198,748	1,105,039
SM Energy Co.	30,848	1,870,931
Southwestern Energy Co.(a)(b)	168,606	5,619,638
Sunoco Inc.	52,426	1,625,730
Tesoro Corp.(a)	69,803	1,359,064
Ultra Petroleum Corp.(a)	74,108	2,054,274
Unit Corp.(a)	20,322	750,288
Valero Energy Corp.	276,118	4,909,378
Whiting Petroleum Corp.(a)(b)	56,959	1,998,122

		492,509,121

OIL & GAS SERVICES – 1.65%
Baker Hughes Inc.	211,629	9,768,795
Cameron International Corp.(a)	118,718	4,931,546
CARBO Ceramics Inc.	9,319	955,477
Core Laboratories NV(b)	22,126	1,987,579
Dresser-Rand Group Inc.(a)(b)	38,700	1,568,511
FMC Technologies Inc.(a)(b)	116,372	4,375,587
Halliburton Co.	443,832	13,545,753
National Oilwell Varco Inc.	206,008	10,551,730
Oceaneering International Inc.	52,619	1,859,555
Oil States International Inc.(a)(b)	24,789	1,262,256
RPC Inc.	20,881	340,778
Schlumberger Ltd.	658,835	39,352,214
SEACOR Holdings Inc.	10,488	841,242
Superior Energy Services Inc.(a)(b)	38,610	1,013,126
Tidewater Inc.	25,131	1,056,759

		93,410,908

PACKAGING & CONTAINERS – 0.23%
Ball Corp.	81,401	2,525,059
Bemis Co. Inc.	51,118	1,498,269
Crown Holdings Inc.(a)	75,566	2,313,075
Greif Inc. Class A	18,530	794,752
Owens-Illinois Inc.(a)	79,416	1,200,770
Packaging Corp. of America	49,410	1,151,253
Sealed Air Corp.	77,562	1,295,285
Silgan Holdings Inc.	24,010	882,127
Sonoco Products Co.	48,272	1,362,719

		13,023,309

PHARMACEUTICALS – 5.35%
Abbott Laboratories	754,658	38,593,210
Allergan Inc.	148,320	12,218,602
AmerisourceBergen Corp.	132,709	4,946,064
Amylin Pharmaceuticals Inc.(a)(b)	63,463	585,763
BioMarin Pharmaceutical Inc.(a)(b)	53,716	1,711,929
Bristol-Myers Squibb Co.	828,950	26,012,451
Cardinal Health Inc.	169,957	7,117,799
Catalyst Health Solutions Inc.(a)(b)	20,670	1,192,452
Cephalon Inc.(a)	36,998	2,985,739
Dendreon Corp.(a)(b)	70,687	636,183
Eli Lilly and Co.	495,830	18,330,835
Endo Pharmaceuticals Holdings Inc.(a)(b)	56,518	1,581,939
Express Scripts Inc.(a)(b)	236,718	8,775,136
Forest Laboratories Inc.(a)	138,611	4,267,833
Gilead Sciences Inc.(a)	382,823	14,853,532
Herbalife Ltd.	57,782	3,097,115
Hospira Inc.(a)(b)	81,289	3,007,693

Security	Shares	Value
Mead Johnson Nutrition Co. Class A	99,061	$6,818,369
Medco Health Solutions Inc.(a)	194,727	9,130,749
Merck & Co. Inc.	1,498,573	49,018,323
Mylan Inc.(a)	213,001	3,621,017
Omnicare Inc.	56,158	1,428,098
Perrigo Co.	40,259	3,909,551
Pfizer Inc.	3,835,892	67,818,571
Pharmasset Inc.(a)	36,050	2,969,439
SXC Health Solutions Corp.(a)(b)	29,938	1,667,547
United Therapeutics Corp.(a)	25,065	939,687
VCA Antech Inc.(a)	41,926	669,977
Warner Chilcott PLC Class A(a)	82,300	1,176,890
Watson Pharmaceuticals Inc.(a)(b)	61,318	4,184,954

		303,267,447

PIPELINES – 0.50%
El Paso Corp.	372,698	6,514,761
Kinder Morgan Inc.(b)	82,781	2,143,200
ONEOK Inc.	51,887	3,426,617
Questar Corp.	86,155	1,525,805
Spectra Energy Corp.	316,818	7,771,546
Williams Companies Inc. (The)	285,137	6,940,235

		28,322,164

REAL ESTATE – 0.08%
CBRE Group Inc.(a)	141,603	1,905,976
Forest City Enterprises Inc. Class A(a)	66,512	709,018
Howard Hughes Corp. (The)(a)	10,371	436,619
Jones Lang LaSalle Inc.	20,863	1,080,912
St. Joe Co. (The)(a)(b)	31,650	474,434

		4,606,959

REAL ESTATE INVESTMENT TRUSTS – 2.34%
Alexandria Real Estate Equities Inc.	29,922	1,836,912
American Capital Agency Corp.	86,485	2,343,743
Annaly Capital Management Inc.	460,907	7,664,883
Apartment Investment and Management Co. Class A	57,897	1,280,682
AvalonBay Communities Inc.(b)	45,767	5,219,726
Boston Properties Inc.	70,527	6,283,956
Brandywine Realty Trust	65,681	526,105
BRE Properties Inc. Class A	36,144	1,530,337
Camden Property Trust	34,011	1,879,448
Chimera Investment Corp.(b)	497,586	1,378,313
CommonWealth REIT	40,558	769,385
Corporate Office Properties Trust	34,473	750,822
DDR Corp.	104,656	1,140,750
Digital Realty Trust Inc.(b)	48,989	2,702,233
Douglas Emmett Inc.	60,318	1,031,438
Duke Realty Corp.	122,531	1,286,576
Equity Residential(b)	143,594	7,448,221
Essex Property Trust Inc.	15,765	1,892,431
Federal Realty Investment Trust	30,147	2,484,414
General Growth Properties Inc.(b)	273,221	3,305,974
HCP Inc.	196,805	6,899,983
Health Care REIT Inc.(b)	85,722	4,011,790
Hospitality Properties Trust	59,810	1,269,766
Host Hotels & Resorts Inc.	332,697	3,639,705
Kimco Realty Corp.	197,183	2,963,660
Liberty Property Trust(b)	55,746	1,622,766
Macerich Co. (The)	63,439	2,704,405

8

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2011

Security	Shares	Value
Mack-Cali Realty Corp.	42,145	$1,127,379
Piedmont Office Realty Trust Inc. Class A	83,827	1,355,483
Prologis Inc.	222,447	5,394,340
Public Storage	68,444	7,621,239
Realty Income Corp.	64,920	2,093,021
Regency Centers Corp.	43,608	1,540,671
Senior Housing Properties Trust	74,323	1,600,917
Simon Property Group Inc.	142,287	15,648,724
SL Green Realty Corp.	43,299	2,517,837
Taubman Centers Inc.	27,065	1,361,640
UDR Inc.	105,280	2,330,899
Ventas Inc.	122,832	6,067,901
Vornado Realty Trust(b)	89,873	6,706,323
Weingarten Realty Investors	58,515	1,238,763

		132,473,561

RETAIL – 6.09%
Abercrombie & Fitch Co. Class A	42,621	2,623,749
Advance Auto Parts Inc.	35,763	2,077,830
American Eagle Outfitters Inc.	94,446	1,106,907
AutoNation Inc.(a)(b)	19,879	651,634
AutoZone Inc.(a)	12,931	4,127,446
Bed Bath & Beyond Inc.(a)	120,746	6,919,953
Best Buy Co. Inc.	153,338	3,572,775
Big Lots Inc.(a)	31,821	1,108,325
BJ’s Wholesale Club Inc.(a)	26,476	1,356,630
Brinker International Inc.	41,095	859,707
CarMax Inc.(a)	109,573	2,613,316
Chico’s FAS Inc.	85,387	975,973
Chipotle Mexican Grill Inc.(a)(b)	15,121	4,580,907
Copart Inc.(a)	28,846	1,128,456
Costco Wholesale Corp.	211,911	17,402,131
CVS Caremark Corp.	659,073	22,131,671
Darden Restaurants Inc.	66,203	2,830,178
Dick’s Sporting Goods Inc.(a)	45,708	1,529,390
Dillard’s Inc. Class A	16,470	716,116
Dollar General Corp.(a)	48,101	1,816,294
Dollar Tree Inc.(a)(b)	59,246	4,449,967
DSW Inc. Class A	10,409	480,688
Dunkin’ Brands Group Inc.(a)	12,733	352,704
Family Dollar Stores Inc.	59,257	3,013,811
Foot Locker Inc.	75,107	1,508,900
GameStop Corp. Class A(a)(b)	68,413	1,580,340
Gap Inc. (The)	171,633	2,787,320
Home Depot Inc. (The)	776,536	25,524,738
J. Crew Group Inc. Escrow(a)(d)	28,808	3
J.C. Penney Co. Inc.	80,153	2,146,497
Kohl’s Corp.	130,792	6,421,887
Limited Brands Inc.	121,064	4,662,175
Lowe’s Companies Inc.	633,565	12,253,147
Macy’s Inc.	206,300	5,429,816
McDonald’s Corp.	503,765	44,240,642
MSC Industrial Direct Co. Inc. Class A	21,455	1,211,349
Nordstrom Inc.	79,007	3,609,040
O’Reilly Automotive Inc.(a)(b)	66,801	4,450,951
Panera Bread Co. Class A(a)	14,040	1,459,318
PetSmart Inc.	54,993	2,345,451
PVH Corp.	28,969	1,687,155
RadioShack Corp.	47,270	549,277
Ross Stores Inc.	56,937	4,480,373
Sally Beauty Holdings Inc.(a)	46,099	765,243
Sears Holdings Corp.(a)(b)	18,799	1,081,319

Security	Shares	Value
Signet Jewelers Ltd.(a)	42,089	$1,422,608
Staples Inc.	345,294	4,592,410
Starbucks Corp.	363,480	13,554,169
Target Corp.	334,268	16,392,503
Tiffany & Co.	61,912	3,765,488
TJX Companies Inc. (The)	188,036	10,430,357
Tractor Supply Co.	35,045	2,192,065
Ulta Salon, Cosmetics & Fragrance Inc.(a)	21,977	1,367,629
Under Armour Inc. Class A(a)(b)	17,624	1,170,410
Urban Outfitters Inc.(a)	58,333	1,301,993
Wal-Mart Stores Inc.	861,552	44,714,549
Walgreen Co.	445,348	14,647,496
Wendy’s Co. (The)	143,260	657,563
Williams-Sonoma Inc.	50,932	1,568,196
Yum! Brands Inc.	225,691	11,146,879

		345,545,814

SAVINGS & LOANS – 0.17%
BankUnited Inc.	16,176	335,814
Capitol Federal Financial Inc.	81,216	857,641
First Niagara Financial Group Inc.	147,098	1,345,947
Hudson City Bancorp Inc.	229,659	1,299,870
New York Community Bancorp Inc.	211,964	2,522,371
People’s United Financial Inc.	182,528	2,080,819
TFS Financial Corp.(a)	38,660	314,306
Washington Federal Inc.	53,856	686,125

		9,442,893

SEMICONDUCTORS – 2.60%
Advanced Micro Devices Inc.(a)(b)	298,027	1,513,977
Altera Corp.	156,199	4,924,954
Analog Devices Inc.	145,121	4,535,031
Applied Materials Inc.	639,002	6,613,671
Atmel Corp.(a)(b)	221,770	1,789,684
Avago Technologies Ltd.	92,722	3,038,500
Broadcom Corp. Class A(a)	259,858	8,650,673
Cree Inc.(a)(b)	53,117	1,379,980
Cypress Semiconductor Corp.(a)	81,381	1,218,274
Fairchild Semiconductor International Inc.(a)	61,869	668,185
Freescale Semiconductor Holdings I Ltd.(a)	20,977	231,376
Intel Corp.	2,574,117	54,905,916
International Rectifier Corp.(a)	33,815	629,635
Intersil Corp. Class A	60,943	627,103
IPG Photonics Corp.(a)(b)	13,383	581,358
KLA-Tencor Corp.	81,365	3,114,652
Lam Research Corp.(a)(b)	60,364	2,292,625
Linear Technology Corp.	110,363	3,051,537
LSI Corp.(a)	278,029	1,440,190
Marvell Technology Group Ltd.(a)	246,174	3,576,908
Maxim Integrated Products Inc.	143,147	3,339,620
MEMC Electronic Materials Inc.(a)	111,740	585,518
Microchip Technology Inc.	92,317	2,871,982
Micron Technology Inc.(a)	420,327	2,118,448
Novellus Systems Inc.(a)(b)	33,732	919,534
NVIDIA Corp.(a)	291,115	3,638,937
ON Semiconductor Corp.(a)(b)	215,708	1,546,626
PMC-Sierra Inc.(a)	113,270	677,355
QLogic Corp.(a)(b)	50,829	644,512
Rovi Corp.(a)(b)	54,749	2,353,112
Silicon Laboratories Inc.(a)(b)	21,593	723,581
Skyworks Solutions Inc.(a)(b)	91,690	1,644,919

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2011

Security	Shares	Value
Teradyne Inc.(a)(b)	89,833	$989,061
Texas Instruments Inc.	564,812	15,052,240
Varian Semiconductor Equipment Associates Inc.(a)	36,574	2,236,500
Xilinx Inc.	128,801	3,534,299

		147,660,473

SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)	23,670	575,891

		575,891
SOFTWARE – 4.23%
Activision Blizzard Inc.	205,239	2,442,344
Adobe Systems Inc.(a)	244,540	5,910,532
Allscripts Healthcare Solutions Inc.(a)	92,128	1,660,147
ANSYS Inc.(a)(b)	44,481	2,181,348
Autodesk Inc.(a)	111,477	3,096,831
Automatic Data Processing Inc.	242,256	11,422,370
BMC Software Inc.(a)(b)	85,782	3,307,754
Broadridge Financial Solutions Inc.	59,773	1,203,828
CA Inc.	186,007	3,610,396
Cerner Corp.(a)(b)	68,931	4,723,152
Citrix Systems Inc.(a)	91,039	4,964,357
Compuware Corp.(a)	105,835	810,696
Dun & Bradstreet Corp. (The)	23,981	1,469,076
Electronic Arts Inc.(a)	161,098	3,294,454
Emdeon Inc. Class A(a)	14,150	265,879
Fidelity National Information Services Inc.	127,245	3,094,598
Fiserv Inc.(a)	69,661	3,536,689
Global Payments Inc.	38,845	1,568,950
Informatica Corp.(a)(b)	51,292	2,100,407
Intuit Inc.(a)	146,677	6,958,357
Microsoft Corp.	3,602,602	89,668,764
MSCI Inc. Class A(a)	58,258	1,766,965
Nuance Communications Inc.(a)	115,477	2,351,112
Oracle Corp.	1,864,779	53,593,748
Paychex Inc.	156,696	4,132,074
Red Hat Inc.(a)	93,512	3,951,817
Salesforce.com Inc.(a)(b)	64,891	7,415,743
SEI Investments Co.	70,613	1,086,028
Solera Holdings Inc.	34,255	1,729,877
Total System Services Inc.	78,520	1,329,344
VeriFone Systems Inc.(a)	49,463	1,732,194
VMware Inc. Class A(a)	41,039	3,298,715

		239,678,546

TELECOMMUNICATIONS – 5.26%
Acme Packet Inc.(a)	25,968	1,105,977
Amdocs Ltd.(a)	89,966	2,439,878
American Tower Corp. Class A(a)	192,291	10,345,256
AT&T Inc.	2,874,990	81,994,715
CenturyLink Inc.	297,919	9,867,077
Ciena Corp.(a)(b)	46,126	516,611
Cisco Systems Inc.	2,670,479	41,365,720
Clearwire Corp. Class A(a)(b)	87,134	203,022
Corning Inc.	764,444	9,448,528
Crown Castle International Corp.(a)(b)	140,794	5,726,092
EchoStar Corp. Class A(a)	18,570	419,868
Frontier Communications Corp.	482,296	2,946,829
Harris Corp.	57,572	1,967,235
JDS Uniphase Corp.(a)(b)	109,803	1,094,736

Security	Shares	Value
Juniper Networks Inc.(a)	258,061	$4,454,133
Level 3 Communications Inc.(a)	825,874	1,230,552
MetroPCS Communications Inc.(a)	134,645	1,172,758
Motorola Mobility Holdings Inc.(a)	126,374	4,774,410
Motorola Solutions Inc.	145,886	6,112,623
NeuStar Inc. Class A(a)(b)	36,765	924,272
NII Holdings Inc.(a)	82,592	2,225,854
Polycom Inc.(a)	85,529	1,571,168
QUALCOMM Inc.	810,607	39,419,818
SBA Communications Corp. Class A(a)(b)	54,974	1,895,504
Sprint Nextel Corp.(a)	1,448,374	4,403,057
Telephone and Data Systems Inc.	43,841	931,621
Tellabs Inc.	176,304	756,344
tw telecom inc.(a)(b)	73,012	1,206,158
United States Cellular Corp.(a)(b)	7,001	277,590
Verizon Communications Inc.	1,373,541	50,546,309
Virgin Media Inc.	153,602	3,740,209
Windstream Corp.	247,190	2,882,235

		297,966,159

TEXTILES – 0.05%
Cintas Corp.	54,784	1,541,622
Mohawk Industries Inc.(a)	27,516	1,180,711

		2,722,333

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	59,014	1,924,447
Mattel Inc.	168,416	4,360,290

		6,284,737

TRANSPORTATION – 1.63%
Alexander & Baldwin Inc.	20,173	736,920
C.H. Robinson Worldwide Inc.	80,163	5,488,761
Con-way Inc.	26,861	594,434
CSX Corp.	536,742	10,020,973
Expeditors International of Washington Inc.	102,892	4,172,271
FedEx Corp.	153,667	10,400,182
J.B. Hunt Transport Services Inc.	44,335	1,601,380
Kansas City Southern Industries Inc.(a)(b)	53,256	2,660,670
Kirby Corp.(a)(b)	26,074	1,372,535
Landstar System Inc.	23,204	917,950
Norfolk Southern Corp.	171,918	10,490,436
Ryder System Inc.	24,862	932,574
Teekay Corp.	20,193	456,564
Union Pacific Corp.	238,479	19,476,580
United Parcel Service Inc. Class B	357,118	22,552,002
UTi Worldwide Inc.	49,764	648,922

		92,523,154

TRUCKING & LEASING – 0.01%
GATX Corp.	22,532	698,267

		698,267

WATER – 0.07%
American Water Works Co. Inc.	85,004	2,565,421

10

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2011

Security	Shares	Value
Aqua America Inc.	66,964	$1,444,413

		4,009,834

TOTAL COMMON STOCKS (Cost: $6,758,995,130)		5,663,493,287

SHORT-TERM INVESTMENTS – 3.54%

MONEY MARKET FUNDS – 3.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(c)(e)(f)	181,486,022	181,486,022
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(c)(e)(f)	15,372,440	15,372,440
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	3,697,936	3,697,936

		200,556,398

TOTAL SHORT-TERM INVESTMENTS (Cost: $200,556,398)		200,556,398

TOTAL INVESTMENTS IN SECURITIES – 103.42% (Cost: $6,959,551,528)		5,864,049,685

SHORT POSITIONS(g) – (0.00)%

COMMON STOCKS – (0.00)%
Lone Pine Resources Inc.(a)	(30,846)	(203,584)

TOTAL SHORT POSITIONS (Proceeds: $204,518)		(203,584)

Other Assets, Less Liabilities – (3.42)%		(193,710,375)

NET ASSETS – 100.00%		$5,670,135,726

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iShares® Russell 1000 Growth Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.20%
Interpublic Group of Companies Inc. (The)	382,636	$2,754,979
Lamar Advertising Co. Class A(a)(b)	36,502	621,629
Omnicom Group Inc.	589,994	21,735,379

		25,111,987

AEROSPACE & DEFENSE – 2.39%
Alliant Techsystems Inc.	4,647	253,308
BE Aerospace Inc.(a)	192,735	6,381,456
Boeing Co. (The)	1,375,856	83,253,046
Goodrich Corp.	107,147	12,930,500
Lockheed Martin Corp.	525,742	38,189,899
Rockwell Collins Inc.	323,264	17,055,409
Spirit AeroSystems Holdings Inc. Class A(a)	50,657	807,979
TransDigm Group Inc.(a)	104,861	8,563,998
United Technologies Corp.	1,818,635	127,959,158

		295,394,753

AGRICULTURE – 3.07%
Altria Group Inc.	3,281,048	87,964,897
Bunge Ltd.	79,200	4,616,568
Monsanto Co.	1,126,361	67,626,714
Philip Morris International Inc.	3,380,398	210,869,227
Reynolds American Inc.	214,474	8,038,486

		379,115,892

AIRLINES – 0.21%
AMR Corp.(a)(b)	327,397	969,095
Copa Holdings SA Class A	53,118	3,254,540
Delta Air Lines Inc.(a)	1,066,641	7,999,807
Southwest Airlines Co.	291,102	2,340,460
United Continental Holdings Inc.(a)	592,504	11,482,728

		26,046,630

APPAREL – 1.05%
Coach Inc.	616,182	31,936,713
Deckers Outdoor Corp.(a)(b)	81,193	7,572,059
Guess? Inc.	136,412	3,886,378
Hanesbrands Inc.(a)(b)	202,810	5,072,278
Nike Inc. Class B	750,372	64,164,310
Ralph Lauren Corp.	131,798	17,094,201

		129,725,939

AUTO MANUFACTURERS – 0.60%
Ford Motor Co.(a)	4,396,692	42,516,012
Navistar International Corp.(a)	82,112	2,637,437
PACCAR Inc.	767,023	25,940,718
Tesla Motors Inc.(a)(b)	112,994	2,755,924

		73,850,091

Security	Shares	Value
AUTO PARTS & EQUIPMENT – 0.28%
BorgWarner Inc.(a)	229,796	$13,909,552
Goodyear Tire & Rubber Co. (The)(a)(b)	512,744	5,173,587
Johnson Controls Inc.	360,604	9,509,128
Visteon Corp.(a)	5,833	250,819
WABCO Holdings Inc.(a)	141,654	5,363,020

		34,206,106

BANKS – 0.14%
Wells Fargo & Co.	722,564	17,428,244

		17,428,244

BEVERAGES – 4.58%
Brown-Forman Corp. Class B NVS	183,437	12,866,271
Coca-Cola Co. (The)	4,149,385	280,332,451
Coca-Cola Enterprises Inc.	522,544	13,000,895
Dr Pepper Snapple Group Inc.	464,537	18,014,745
Green Mountain Coffee Roasters Inc.(a)(b)	257,807	23,960,583
Hansen Natural Corp.(a)	146,884	12,821,504
PepsiCo Inc.	3,319,905	205,502,119

		566,498,568

BIOTECHNOLOGY – 1.47%
Alexion Pharmaceuticals Inc.(a)	385,820	24,715,629
Biogen Idec Inc.(a)	508,127	47,332,030
Celgene Corp.(a)	972,742	60,232,185
Charles River Laboratories International Inc.(a)	108,107	3,094,022
Human Genome Sciences Inc.(a)(b)	398,536	5,057,422
Illumina Inc.(a)(b)	258,418	10,574,465
Life Technologies Corp.(a)	32,501	1,249,013
Myriad Genetics Inc.(a)(b)	179,435	3,362,612
Regeneron Pharmaceuticals Inc.(a)(b)	152,895	8,898,489
Vertex Pharmaceuticals Inc.(a)(b)	382,685	17,044,790

		181,560,657

BUILDING MATERIALS – 0.09%
Armstrong World Industries Inc.	4,386	151,054
Lennox International Inc.	111,727	2,880,322
Martin Marietta Materials Inc.(b)	44,896	2,838,325
Masco Corp.	751,817	5,352,937

		11,222,638

CHEMICALS – 3.00%
Air Products and Chemicals Inc.	445,875	34,051,474
Airgas Inc.	164,721	10,512,494
Albemarle Corp.	192,416	7,773,606
Celanese Corp. Series A	327,799	10,663,302
CF Industries Holdings Inc.	125,198	15,448,181
E.I. du Pont de Nemours and Co.	1,951,439	77,999,017
Eastman Chemical Co.	149,097	10,217,617
Ecolab Inc.	486,789	23,799,114
FMC Corp.	150,486	10,407,612
Huntsman Corp.	78,876	762,731
International Flavors & Fragrances Inc.	168,687	9,483,583
Intrepid Potash Inc.(a)	110,252	2,741,967
Kronos Worldwide Inc.	45,717	735,129

12

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2011

Security	Shares	Value
LyondellBasell Industries NV Class A	44,356	$1,083,617
Mosaic Co. (The)	578,245	28,316,658
PPG Industries Inc.	331,827	23,446,896
Praxair Inc.	637,730	59,615,000
Rockwood Holdings Inc.(a)	136,277	4,591,172
Sherwin-Williams Co. (The)	188,372	13,999,807
Sigma-Aldrich Corp.	255,700	15,799,703
Solutia Inc.(a)(b)	257,363	3,307,115
Valspar Corp. (The)	25,418	793,296
W.R. Grace & Co.(a)	138,879	4,624,671
Westlake Chemical Corp.	8,825	302,521

		370,476,283

COAL – 0.39%
Alpha Natural Resources Inc.(a)	266,790	4,719,515
Arch Coal Inc.	46,911	683,962
CONSOL Energy Inc.	475,678	16,139,755
Peabody Energy Corp.	568,159	19,249,227
Walter Energy Inc.	130,629	7,839,046

		48,631,505

COMMERCIAL SERVICES – 2.21%
Aaron’s Inc.	122,771	3,099,968
Alliance Data Systems Corp.(a)(b)	107,039	9,922,515
Apollo Group Inc. Class A(a)	253,067	10,023,984
Booz Allen Hamilton Holding Corp.(a)	23,158	344,359
DeVry Inc.	117,601	4,346,533
Equifax Inc.	13,701	421,169
FleetCor Technologies Inc.(a)	31,165	818,393
Gartner Inc.(a)(b)	204,139	7,118,327
Genpact Ltd.(a)	205,513	2,957,332
Green Dot Corp. Class A(a)(b)	46,353	1,451,776
H&R Block Inc.	377,424	5,023,513
Hertz Global Holdings Inc.(a)	513,693	4,571,868
Iron Mountain Inc.	378,225	11,959,474
ITT Educational Services Inc.(a)(b)	58,772	3,384,092
KAR Auction Services Inc.(a)	12,071	146,180
Lender Processing Services Inc.	181,780	2,488,568
MasterCard Inc. Class A	225,385	71,483,107
McKesson Corp.	529,139	38,468,405
Moody’s Corp.	418,257	12,735,926
Morningstar Inc.	50,955	2,875,900
Pharmaceutical Product Development Inc.	210,023	5,389,190
Robert Half International Inc.	308,328	6,542,720
SAIC Inc.(a)(b)	194,033	2,291,530
Towers Watson & Co. Class A	24,676	1,475,131
Verisk Analytics Inc. Class A(a)	210,066	7,303,995
Visa Inc. Class A	354,477	30,385,768
VistaPrint NV(a)(b)	84,174	2,275,223
Weight Watchers International Inc.	60,686	3,534,960
Western Union Co.	1,326,879	20,287,980

		273,127,886

COMPUTERS – 12.26%
Accenture PLC Class A	1,356,745	71,473,327
Apple Inc.(a)	1,942,183	740,321,316
Cadence Design Systems Inc.(a)	565,678	5,226,865
Cognizant Technology Solutions Corp. Class A(a)	640,010	40,128,627
Dell Inc.(a)	2,531,407	35,819,409
DST Systems Inc.	10,758	471,523

Security	Shares	Value
EMC Corp.(a)	4,322,640	$90,732,214
FactSet Research Systems Inc.(b)	96,758	8,608,559
Fortinet Inc.(a)	252,275	4,238,220
Fusion-io Inc.(a)	19,375	368,125
IHS Inc. Class A(a)(b)	103,691	7,757,124
International Business Machines Corp.	2,543,818	445,244,465
MICROS Systems Inc.(a)	170,265	7,476,336
NCR Corp.(a)	260,952	4,407,479
NetApp Inc.(a)	772,080	26,204,395
Riverbed Technology Inc.(a)(b)	322,461	6,436,322
Synopsys Inc.(a)	21,340	519,842
Teradata Corp.(a)(b)	354,329	18,967,231

		1,514,401,379
COSMETICS & PERSONAL CARE – 1.18%
Avon Products Inc.	902,837	17,695,605
Colgate-Palmolive Co.	926,538	82,165,390
Estee Lauder Companies Inc. (The) Class A	236,876	20,807,188
Procter & Gamble Co. (The)	392,495	24,797,834

		145,466,017
DISTRIBUTION & WHOLESALE – 0.42%
Fastenal Co.(b)	618,741	20,591,701
Genuine Parts Co.	90,334	4,588,967
LKQ Corp.(a)(b)	306,273	7,399,556
W.W. Grainger Inc.	119,517	17,872,572
WESCO International Inc.(a)	42,469	1,424,835

		51,877,631
DIVERSIFIED FINANCIAL SERVICES – 1.74%
Affiliated Managers Group Inc.(a)	77,839	6,075,334
American Express Co.	1,336,104	59,991,070
BlackRock Inc.(c)	88,860	13,152,169
CBOE Holdings Inc.	110,214	2,696,937
Charles Schwab Corp. (The)	2,198,123	24,772,846
Discover Financial Services	113,828	2,611,214
Eaton Vance Corp.	249,492	5,556,187
Federated Investors Inc. Class B(b)	152,961	2,681,406
Franklin Resources Inc.	303,991	29,073,699
Greenhill & Co. Inc.(b)	62,700	1,792,593
IntercontinentalExchange Inc.(a)(b)	154,266	18,243,497
Lazard Ltd. Class A(b)	232,974	4,915,751
LPL Investment Holdings Inc.(a)(b)	60,340	1,533,843
NASDAQ OMX Group Inc. (The)(a)	31,708	733,723
NYSE Euronext Inc.	170,252	3,956,657
T. Rowe Price Group Inc.	545,116	26,040,191
TD Ameritrade Holding Corp.	459,537	6,757,492
Waddell & Reed Financial Inc. Class A	181,411	4,537,089

		215,121,698
ELECTRIC – 0.07%
ITC Holdings Corp.	107,161	8,297,476

		8,297,476
ELECTRICAL COMPONENTS & EQUIPMENT – 0.63%
AMETEK Inc.	337,473	11,126,485
Emerson Electric Co.	1,579,774	65,260,464
General Cable Corp.(a)	56,536	1,320,115
GrafTech International Ltd.(a)	14,241	180,861

		77,887,925

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2011

Security	Shares	Value
ELECTRONICS – 0.82%
Agilent Technologies Inc.(a)	730,320	$22,822,500
Amphenol Corp. Class A	369,624	15,069,570
Arrow Electronics Inc.(a)	34,056	946,076
Dolby Laboratories Inc. Class A(a)(b)	111,156	3,050,121
FLIR Systems Inc.	335,067	8,393,428
Garmin Ltd.(b)	15,267	485,033
Gentex Corp.	299,679	7,207,280
Jabil Circuit Inc.	334,278	5,946,806
Mettler-Toledo International Inc.(a)(b)	67,576	9,457,937
National Instruments Corp.	190,142	4,346,646
Thomas & Betts Corp.(a)	26,664	1,064,160
Trimble Navigation Ltd.(a)	257,318	8,633,019
Waters Corp.(a)(b)	192,305	14,517,104

		101,939,680

ENERGY – ALTERNATE SOURCES – 0.07%
Covanta Holding Corp.	16,142	245,197
First Solar Inc.(a)(b)	124,855	7,892,085

		8,137,282

ENGINEERING & CONSTRUCTION – 0.22%
AECOM Technology Corp.(a)(b)	111,406	1,968,544
Chicago Bridge & Iron Co. NV	120,825	3,459,220
Fluor Corp.	365,722	17,024,359
KBR Inc.	20,540	485,360
McDermott International Inc.(a)	431,037	4,637,958

		27,575,441

ENTERTAINMENT – 0.06%
Bally Technologies Inc.(a)	83,833	2,261,814
International Game Technology	324,326	4,712,457
Regal Entertainment Group Class A	56,400	662,136

		7,636,407

ENVIRONMENTAL CONTROL – 0.25%
Nalco Holding Co.	258,196	9,031,696
Stericycle Inc.(a)(b)	180,192	14,545,098
Waste Connections Inc.	208,853	7,063,409

		30,640,203

FOOD – 1.81%
Campbell Soup Co.	281,763	9,120,668
ConAgra Foods Inc.	108,688	2,632,423
Corn Products International Inc.	129,564	5,084,091
Flowers Foods Inc.	234,023	4,554,088
General Mills Inc.	1,012,741	38,960,146
H.J. Heinz Co.	394,414	19,910,019
Hershey Co. (The)	237,884	14,092,248
Hormel Foods Corp.	152,657	4,124,792
Kellogg Co.	482,709	25,675,292
Kroger Co. (The)	953,275	20,933,919
McCormick & Co. Inc. NVS	190,197	8,779,494
Sara Lee Corp.	1,019,155	16,663,184
Sysco Corp.	1,224,522	31,715,120
Whole Foods Market Inc.(b)	324,516	21,194,140

		223,439,624

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.28%
International Paper Co.	194,791	$4,528,891
Plum Creek Timber Co. Inc.(b)	204,979	7,114,821
Rayonier Inc.(b)	255,328	9,393,517
Rock-Tenn Co. Class A	145,452	7,080,603
Temple-Inland Inc.	58,930	1,848,634
Weyerhaeuser Co.	328,098	5,101,924

		35,068,390

GAS – 0.01%
National Fuel Gas Co.	25,543	1,243,433

		1,243,433

HAND & MACHINE TOOLS – 0.04%
Kennametal Inc.	19,984	654,276
Lincoln Electric Holdings Inc.	108,412	3,145,032
Snap-on Inc.	22,142	983,105

		4,782,413

HEALTH CARE – PRODUCTS – 3.71%
Baxter International Inc.	1,079,117	60,581,628
Becton, Dickinson and Co.	460,358	33,753,449
Bruker Corp.(a)(b)	176,980	2,394,539
C.R. Bard Inc.	179,775	15,737,503
CareFusion Corp.(a)	146,388	3,505,993
Cooper Companies Inc. (The)	26,180	2,072,147
Covidien PLC	555,596	24,501,784
DENTSPLY International Inc.	120,292	3,691,761
Edwards Lifesciences Corp.(a)(b)	240,714	17,158,094
Gen-Probe Inc.(a)	100,673	5,763,529
Henry Schein Inc.(a)(b)	102,526	6,357,637
Hill-Rom Holdings Inc.	119,851	3,597,927
IDEXX Laboratories Inc.(a)(b)	120,148	8,286,608
Intuitive Surgical Inc.(a)	82,627	30,099,364
Johnson & Johnson	1,175,017	74,860,333
Kinetic Concepts Inc.(a)	105,207	6,932,089
Medtronic Inc.	1,941,088	64,521,765
Patterson Companies Inc.	86,631	2,480,246
ResMed Inc.(a)(b)	320,938	9,239,805
Sirona Dental Systems Inc.(a)	117,275	4,973,633
St. Jude Medical Inc.	690,101	24,974,755
Stryker Corp.	657,930	31,008,241
TECHNE Corp.	77,761	5,288,526
Thoratec Corp.(a)	119,847	3,911,806
Varian Medical Systems Inc.(a)(b)	246,014	12,832,090

		458,525,252

HEALTH CARE – SERVICES – 0.64%
AMERIGROUP Corp.(a)(b)	61,144	2,385,227
Brookdale Senior Living Inc.(a)	178,718	2,241,124
Covance Inc.(a)	127,375	5,789,194
DaVita Inc.(a)	200,353	12,556,123
HCA Holdings Inc.(a)	169,292	3,412,927
Health Management Associates Inc. Class A(a)(b)	533,283	3,690,318

14

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Laboratory Corp. of America Holdings(a)(b)	210,236	$16,619,156
Lincare Holdings Inc.	199,351	4,485,397
MEDNAX Inc.(a)(b)	100,977	6,325,199
Quest Diagnostics Inc.	303,164	14,964,175
Tenet Healthcare Corp.(a)	56,472	233,229
Universal Health Services Inc. Class B	189,618	6,447,012

		79,149,081

HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	96,696	2,763,572
Tempur-Pedic International Inc.(a)(b)	143,740	7,562,161

		10,325,733

HOUSEHOLD PRODUCTS & WARES – 0.65%
Avery Dennison Corp.	13,908	348,813
Church & Dwight Co. Inc.	173,783	7,681,209
Clorox Co. (The)	16,091	1,067,316
Fossil Inc.(a)(b)	109,990	8,915,789
Kimberly-Clark Corp.	723,597	51,382,623
Scotts Miracle-Gro Co. (The) Class A	82,214	3,666,744
Tupperware Brands Corp.	130,952	7,037,361

		80,099,855

HOUSEWARES – 0.03%
Toro Co. (The)	65,342	3,219,400

		3,219,400

INSURANCE – 0.04%
Erie Indemnity Co. Class A	58,191	4,142,035
Validus Holdings Ltd.	22,390	557,959

		4,699,994

INTERNET – 5.12%
Akamai Technologies Inc.(a)	356,997	7,097,100
Amazon.com Inc.(a)	763,365	165,062,414
Ariba Inc.(a)(b)	202,934	5,623,301
eBay Inc.(a)	1,323,877	39,041,133
Equinix Inc.(a)	98,290	8,731,101
Expedia Inc.	238,849	6,150,362
F5 Networks Inc.(a)	170,272	12,097,826
Google Inc. Class A(a)	528,599	271,900,754
HomeAway Inc.(a)	11,521	387,336
LinkedIn Corp.(a)(b)	18,782	1,466,498
Netflix Inc.(a)(b)	110,381	12,490,714
Pandora Media Inc.(a)	20,058	293,850
Priceline.com Inc.(a)	104,223	46,844,069
Rackspace Hosting Inc.(a)(b)	216,350	7,386,189
Symantec Corp.(a)	1,585,589	25,845,101
TIBCO Software Inc.(a)(b)	348,454	7,801,885
VeriSign Inc.	353,476	10,112,948
WebMD Health Corp.(a)(b)	124,388	3,750,298

		632,082,879

IRON & STEEL – 0.27%
AK Steel Holding Corp.	46,509	304,169
Allegheny Technologies Inc.	223,100	8,252,469
Carpenter Technology Corp.	92,215	4,139,531

Security	Shares	Value
Cliffs Natural Resources Inc.	306,456	$15,681,353
Reliance Steel & Aluminum Co.	22,769	774,374
Schnitzer Steel Industries Inc. Class A	13,356	491,501
Steel Dynamics Inc.	335,573	3,328,884

		32,972,281

LEISURE TIME – 0.22%
Harley-Davidson Inc.	495,872	17,023,286
Polaris Industries Inc.	135,820	6,786,925
Royal Caribbean Cruises Ltd.	157,737	3,413,429

		27,223,640

LODGING – 0.68%
Choice Hotels International Inc.	4,972	147,768
Hyatt Hotels Corp. Class A(a)	4,726	148,255
Las Vegas Sands Corp.(a)	823,078	31,556,810
Marriott International Inc. Class A	583,794	15,902,549
MGM Resorts International(a)	162,685	1,511,344
Starwood Hotels & Resorts Worldwide Inc.	409,417	15,893,568
Wynn Resorts Ltd.	166,332	19,141,486

		84,301,780

MACHINERY – 2.15%
Babcock & Wilcox Co. (The)(a)	247,036	4,829,554
Caterpillar Inc.	1,354,239	99,997,008
Cummins Inc.	412,920	33,719,047
Deere & Co.	882,263	56,967,722
Flowserve Corp.	106,714	7,896,836
Gardner Denver Inc.	109,649	6,968,194
Graco Inc.	127,583	4,355,684
IDEX Corp.	156,008	4,861,209
Joy Global Inc.	219,873	13,715,678
Manitowoc Co. Inc. (The)	277,977	1,865,226
Nordson Corp.	127,484	5,066,214
Rockwell Automation Inc.	302,858	16,960,048
Wabtec Corp.	101,143	5,347,430
Zebra Technologies Corp. Class A(a)(b)	115,065	3,560,111

		266,109,961

MANUFACTURING – 2.87%
3M Co.	1,318,108	94,626,973
Carlisle Companies Inc.	10,471	333,815
Cooper Industries PLC	226,413	10,442,168
Danaher Corp.	1,154,837	48,433,864
Donaldson Co. Inc.	160,095	8,773,206
Dover Corp.	304,607	14,194,686
Eaton Corp.	271,012	9,620,926
Harsco Corp.	14,851	287,961
Honeywell International Inc.	1,653,824	72,619,412
Illinois Tool Works Inc.	874,296	36,370,714
Ingersoll-Rand PLC	551,287	15,485,652
Leggett & Platt Inc.	225,828	4,469,136
Pall Corp.	243,607	10,328,937
Parker Hannifin Corp.	140,198	8,850,700
Polypore International Inc.(a)(b)	81,983	4,633,679
Roper Industries Inc.	201,222	13,866,208
SPX Corp.	29,133	1,320,016
Textron Inc.	33,613	592,933

		355,250,986

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2011

Security	Shares	Value
MEDIA – 2.79%
AMC Networks Inc. Class A(a)	114,337	$3,653,067
Cablevision NY Group Class A	456,075	7,174,060
CBS Corp. Class B NVS	217,829	4,439,355
Charter Communications Inc. Class A(a)(b)	121,732	5,701,927
Comcast Corp. Class A	2,527,947	52,834,092
DIRECTV Class A(a)	1,613,539	68,172,023
Discovery Communications Inc. Series A(a)(b)	584,600	21,992,652
DISH Network Corp. Class A(a)	315,541	7,907,457
John Wiley & Sons Inc. Class A	97,504	4,331,128
Liberty Global Inc. Series A(a)(b)	581,641	21,043,771
McGraw-Hill Companies Inc. (The)	526,270	21,577,070
Nielsen Holdings NV(a)	145,328	3,790,154
Scripps Networks Interactive Inc. Class A	196,570	7,306,507
Sirius XM Radio Inc.(a)(b)	8,282,113	12,505,991
Thomson Reuters Corp.	372,349	10,068,317
Time Warner Cable Inc.	707,561	44,342,848
Viacom Inc. Class B NVS	1,230,329	47,662,945

		344,503,364

METAL FABRICATE & HARDWARE – 0.45%
Precision Castparts Corp.	301,691	46,900,883
Timken Co. (The)	155,042	5,088,479
Valmont Industries Inc.	47,811	3,726,389

		55,715,751

MINING – 0.76%
Allied Nevada Gold Corp.(a)(b)	187,295	6,707,034
Compass Minerals International Inc.	68,843	4,597,335
Freeport-McMoRan Copper & Gold Inc.	1,991,213	60,632,436
Molycorp Inc.(a)(b)	117,693	3,868,569
Royal Gold Inc.	113,960	7,300,277
Southern Copper Corp.	356,533	8,909,760
Titanium Metals Corp.	95,009	1,423,235

		93,438,646

OIL & GAS – 7.11%
Anadarko Petroleum Corp.	158,665	10,003,828
Apache Corp.	231,821	18,601,317
Atlas Energy Inc. Escrow(a)(d)	111,549	11,155
Atwood Oceanics Inc.(a)	33,869	1,163,739
Brigham Exploration Co.(a)	245,757	6,207,822
Cabot Oil & Gas Corp.	219,172	13,568,939
Chevron Corp.	240,502	22,251,245
Cimarex Energy Co.	47,980	2,672,486
Cobalt International Energy Inc.(a)	232,627	1,793,554
Concho Resources Inc.(a)(b)	216,990	15,436,669
Continental Resources Inc.(a)(b)	87,703	4,242,194
Denbury Resources Inc.(a)(b)	702,119	8,074,368
Diamond Offshore Drilling Inc.	68,053	3,725,221
EOG Resources Inc.	564,667	40,097,004
EQT Corp.	110,350	5,888,276
EXCO Resources Inc.	285,634	3,061,996
Exxon Mobil Corp.	7,635,286	554,550,822
Forest Oil Corp.(a)	186,823	2,690,251
Helmerich & Payne Inc.	185,412	7,527,727

Security	Shares	Value
HollyFrontier Corp.	400,563	$10,502,762
Kosmos Energy Ltd.(a)	57,866	677,611
Murphy Oil Corp.	62,410	2,756,026
Newfield Exploration Co.(a)	162,641	6,455,221
Noble Energy Inc.	74,521	5,276,087
Occidental Petroleum Corp.	491,323	35,129,594
Patterson-UTI Energy Inc.	36,019	624,569
Pioneer Natural Resources Co.	198,770	13,073,103
QEP Resources Inc.	291,124	7,880,727
Quicksilver Resources Inc.(a)(b)	17,196	130,346
Range Resources Corp.	337,212	19,713,414
Rowan Companies Inc.(a)	43,835	1,323,379
SandRidge Energy Inc.(a)(b)	861,305	4,788,856
SM Energy Co.	107,893	6,543,710
Southwestern Energy Co.(a)	730,098	24,334,166
Ultra Petroleum Corp.(a)	320,716	8,890,248
Whiting Petroleum Corp.(a)(b)	246,179	8,635,959

		878,304,391

OIL & GAS SERVICES – 2.58%
Baker Hughes Inc.	363,083	16,759,911
Cameron International Corp.(a)	378,903	15,739,631
CARBO Ceramics Inc.	40,165	4,118,117
Core Laboratories NV(b)	95,891	8,613,888
Dresser-Rand Group Inc.(a)(b)	167,562	6,791,288
FMC Technologies Inc.(a)(b)	504,425	18,966,380
Halliburton Co.	1,923,366	58,701,130
Oceaneering International Inc.	227,770	8,049,392
Oil States International Inc.(a)(b)	90,447	4,605,561
RPC Inc.	89,455	1,459,906
Schlumberger Ltd.	2,850,073	170,234,860
Superior Energy Services Inc.(a)(b)	167,316	4,390,372
Tidewater Inc.	6,851	288,085

		318,718,521

PACKAGING & CONTAINERS – 0.24%
Ball Corp.	352,351	10,929,928
Crown Holdings Inc.(a)	327,104	10,012,653
Packaging Corp. of America	193,832	4,516,286
Silgan Holdings Inc.	103,567	3,805,052

		29,263,919

PHARMACEUTICALS – 4.42%
Abbott Laboratories	3,065,456	156,767,420
Allergan Inc.	640,812	52,790,092
AmerisourceBergen Corp.	575,018	21,430,921
Amylin Pharmaceuticals Inc.(a)(b)	275,578	2,543,585
BioMarin Pharmaceutical Inc.(a)(b)	232,959	7,424,403
Cardinal Health Inc.	367,939	15,409,285
Catalyst Health Solutions Inc.(a)(b)	89,601	5,169,082
Dendreon Corp.(a)(b)	305,063	2,745,567
Eli Lilly and Co.	710,097	26,252,286
Endo Pharmaceuticals Holdings Inc.(a)(b)	244,643	6,847,557
Express Scripts Inc.(a)(b)	1,027,161	38,076,858
Gilead Sciences Inc.(a)	1,654,253	64,185,016
Herbalife Ltd.	250,293	13,415,705
Hospira Inc.(a)	295,701	10,940,937
Mead Johnson Nutrition Co. Class A	78,347	5,392,624
Medco Health Solutions Inc.(a)	839,039	39,342,539
Mylan Inc.(a)	834,288	14,182,896

16

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Perrigo Co.	174,179	$16,914,523
Pharmasset Inc.(a)	156,083	12,856,557
SXC Health Solutions Corp.(a)(b)	130,008	7,241,446
United Therapeutics Corp.(a)	108,825	4,079,849
Warner Chilcott PLC Class A(a)	324,986	4,647,300
Watson Pharmaceuticals Inc.(a)	250,360	17,087,070

		545,743,518

PIPELINES – 0.27%
El Paso Corp.	1,518,584	26,544,848
Kinder Morgan Inc.(b)	245,003	6,343,128
ONEOK Inc.	16,934	1,118,321

		34,006,297

REAL ESTATE – 0.10%
CBRE Group Inc.(a)	613,032	8,251,411
Jones Lang LaSalle Inc.	69,604	3,606,183

		11,857,594

REAL ESTATE INVESTMENT TRUSTS – 1.38%
Apartment Investment and Management Co. Class A(b)	170,535	3,772,234
Boston Properties Inc.	250,937	22,358,487
Camden Property Trust	106,330	5,875,796
Corporate Office Properties Trust	46,926	1,022,048
Digital Realty Trust Inc.(b)	211,570	11,670,201
Equity Residential	44,975	2,332,853
Essex Property Trust Inc.(b)	38,207	4,586,369
Federal Realty Investment Trust	98,717	8,135,268
Macerich Co. (The)	98,632	4,204,682
Public Storage	277,634	30,914,546
Simon Property Group Inc.	503,887	55,417,492
UDR Inc.	34,449	762,701
Ventas Inc.	322,860	15,949,284
Vornado Realty Trust	42,410	3,164,634

		170,166,595

RETAIL – 8.36%
Abercrombie & Fitch Co. Class A	158,413	9,751,904
Advance Auto Parts Inc.	154,604	8,982,492
AutoNation Inc.(a)(b)	42,309	1,386,889
AutoZone Inc.(a)	55,903	17,843,679
Bed Bath & Beyond Inc.(a)	522,874	29,965,909
Big Lots Inc.(a)	47,322	1,648,225
BJ’s Wholesale Club Inc.(a)	11,370	582,599
Brinker International Inc.	163,735	3,425,336
CarMax Inc.(a)	77,932	1,858,678
Chico’s FAS Inc.	245,730	2,808,694
Chipotle Mexican Grill Inc.(a)(b)	65,287	19,778,697
Copart Inc.(a)	117,336	4,590,184
Costco Wholesale Corp.	918,008	75,386,817
Darden Restaurants Inc.	286,579	12,251,252
Dick’s Sporting Goods Inc.(a)	197,813	6,618,823
Dollar General Corp.(a)	207,934	7,851,588
Dollar Tree Inc.(a)	256,537	19,268,494
DSW Inc. Class A	41,746	1,927,830
Dunkin’ Brands Group Inc.(a)	46,941	1,300,266
Family Dollar Stores Inc.	256,595	13,050,422
Home Depot Inc. (The)	2,025,206	66,568,521
J. Crew Group Inc. Escrow(a)(d)	108,839	11

Security	Shares	Value
Kohl’s Corp.	478,408	$23,489,833
Limited Brands Inc.	523,435	20,157,482
Macy’s Inc.	111,201	2,926,810
McDonald’s Corp.	2,179,273	191,383,755
MSC Industrial Direct Co. Inc. Class A	92,750	5,236,665
Nordstrom Inc.	342,241	15,633,569
O’Reilly Automotive Inc.(a)	289,254	19,272,994
Panera Bread Co. Class A(a)	60,924	6,332,440
PetSmart Inc.	237,909	10,146,819
PVH Corp.	18,654	1,086,409
Ross Stores Inc.	246,622	19,406,685
Sally Beauty Holdings Inc.(a)	185,108	3,072,793
Starbucks Corp.	1,575,789	58,761,172
Target Corp.	76,908	3,771,568
Tiffany & Co.	268,031	16,301,645
TJX Companies Inc. (The)	812,076	45,045,856
Tractor Supply Co.	151,629	9,484,394
Ulta Salon, Cosmetics & Fragrance Inc.(a)	95,243	5,926,972
Under Armour Inc. Class A(a)	76,470	5,078,373
Urban Outfitters Inc.(a)(b)	252,446	5,634,595
Wal-Mart Stores Inc.	2,832,636	147,013,808
Walgreen Co.	1,816,639	59,749,257
Williams-Sonoma Inc.	115,175	3,546,238
Yum! Brands Inc.	979,031	48,354,341

		1,033,661,783

SAVINGS & LOANS – 0.02%
Hudson City Bancorp Inc.	100,229	567,296
People’s United Financial Inc.	146,981	1,675,584

		2,242,880

SEMICONDUCTORS – 2.37%
Advanced Micro Devices Inc.(a)(b)	1,289,574	6,551,036
Altera Corp.	676,207	21,320,807
Analog Devices Inc.	628,786	19,649,562
Applied Materials Inc.	173,464	1,795,352
Atmel Corp.(a)(b)	899,089	7,255,648
Avago Technologies Ltd.	401,871	13,169,313
Broadcom Corp. Class A(a)	1,125,054	37,453,048
Cree Inc.(a)(b)	13,573	352,627
Cypress Semiconductor Corp.(a)	353,011	5,284,575
Freescale Semiconductor Holdings I Ltd.(a)(b)	56,565	623,912
Intersil Corp. Class A	130,698	1,344,882
IPG Photonics Corp.(a)(b)	57,932	2,516,566
KLA-Tencor Corp.	272,384	10,426,860
Lam Research Corp.(a)	261,193	9,920,110
Linear Technology Corp.	477,882	13,213,437
LSI Corp.(a)	362,746	1,879,024
Maxim Integrated Products Inc.	619,862	14,461,380
MEMC Electronic Materials Inc.(a)	284,963	1,493,206
Microchip Technology Inc.(b)	399,693	12,434,449
NVIDIA Corp.(a)(b)	1,259,812	15,747,650
ON Semiconductor Corp.(a)(b)	934,015	6,696,888
PMC-Sierra Inc.(a)	27,918	166,950
QLogic Corp.(a)(b)	180,295	2,286,141
Rovi Corp.(a)(b)	236,829	10,178,910
Silicon Laboratories Inc.(a)(b)	83,461	2,796,778
Skyworks Solutions Inc.(a)(b)	397,072	7,123,472
Texas Instruments Inc.	1,551,033	41,335,029
Varian Semiconductor Equipment Associates Inc.(a)	158,398	9,686,038
Xilinx Inc.	557,382	15,294,562

		292,458,212

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2011

Security	Shares	Value
SOFTWARE – 7.96%
Adobe Systems Inc.(a)	1,058,639	$25,587,305
Allscripts Healthcare Solutions Inc.(a)	322,255	5,807,035
ANSYS Inc.(a)(b)	192,582	9,444,221
Autodesk Inc.(a)(b)	482,209	13,395,766
Automatic Data Processing Inc.	1,050,784	49,544,466
BMC Software Inc.(a)	371,164	14,312,084
Broadridge Financial Solutions Inc.	244,925	4,932,790
Cerner Corp.(a)(b)	298,306	20,439,927
Citrix Systems Inc.(a)	394,524	21,513,394
Compuware Corp.(a)	334,317	2,560,868
Dun & Bradstreet Corp. (The)	103,740	6,355,112
Electronic Arts Inc.(a)	697,707	14,268,108
Emdeon Inc. Class A(a)	3,373	63,379
Fiserv Inc.(a)	241,324	12,252,019
Global Payments Inc.	168,125	6,790,569
Informatica Corp.(a)(b)	221,952	9,088,934
Intuit Inc.(a)	635,025	30,125,586
Microsoft Corp.	15,585,651	387,926,853
MSCI Inc. Class A(a)	252,010	7,643,463
Nuance Communications Inc.(a)	499,979	10,179,572
Oracle Corp.	8,067,158	231,850,121
Paychex Inc.	623,847	16,450,845
Red Hat Inc.(a)	405,133	17,120,921
Salesforce.com Inc.(a)(b)	281,800	32,204,104
SEI Investments Co.	306,539	4,714,570
Solera Holdings Inc.	148,185	7,483,343
VeriFone Systems Inc.(a)	214,219	7,501,949
VMware Inc. Class A(a)	177,802	14,291,725

		983,849,029

TELECOMMUNICATIONS – 3.10%
Acme Packet Inc.(a)(b)	112,448	4,789,160
American Tower Corp. Class A(a)	834,259	44,883,134
Ciena Corp.(a)(b)	200,339	2,243,797
Clearwire Corp. Class A(a)(b)	325,951	759,466
Crown Castle International Corp.(a)(b)	609,444	24,786,088
Harris Corp.	66,958	2,287,955
JDS Uniphase Corp.(a)(b)	476,132	4,747,036
Juniper Networks Inc.(a)	1,118,729	19,309,263
MetroPCS Communications Inc.(a)	583,225	5,079,890
NeuStar Inc. Class A(a)(b)	145,528	3,658,574
NII Holdings Inc.(a)	312,441	8,420,285
Polycom Inc.(a)(b)	370,133	6,799,343
QUALCOMM Inc.	3,506,628	170,527,320
SBA Communications Corp. Class A(a)(b)	237,801	8,199,378
tw telecom inc.(a)	270,947	4,476,044
Verizon Communications Inc.	1,344,489	49,477,195
Virgin Media Inc.(b)	665,776	16,211,646
Windstream Corp.(b)	594,137	6,927,637

		383,583,211

TOYS, GAMES & HOBBIES – 0.18%
Hasbro Inc.	255,342	8,326,703
Mattel Inc.	541,983	14,031,940

		22,358,643

Security	Shares	Value
TRANSPORTATION – 1.82%
C.H. Robinson Worldwide Inc.	347,445	$23,789,559
Con-way Inc.	10,960	242,545
CSX Corp.	2,319,369	43,302,619
Expeditors International of Washington Inc.	445,658	18,071,432
FedEx Corp.	38,520	2,607,034
J.B. Hunt Transport Services Inc.	191,872	6,930,417
Kansas City Southern Industries Inc.(a)(b)	172,690	8,627,592
Kirby Corp.(a)(b)	79,642	4,192,355
Landstar System Inc.	100,797	3,987,529
Union Pacific Corp.	167,740	13,699,326
United Parcel Service Inc. Class B	1,543,449	97,468,804
UTi Worldwide Inc.	193,502	2,523,266

		225,442,478

WATER – 0.01%
Aqua America Inc.	29,777	642,290

		642,290

TOTAL COMMON STOCKS (Cost: $12,544,418,052)		12,345,830,142

SHORT-TERM INVESTMENTS – 5.61%

MONEY MARKET FUNDS – 5.61%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%(c)(e)(f)	631,967,934	631,967,934
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%(c)(e)(f)	53,529,682	53,529,682
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(c)(e)	7,927,871	7,927,871

		693,425,487

TOTAL SHORT-TERM INVESTMENTS (Cost: $693,425,487)		693,425,487

TOTAL INVESTMENTS IN SECURITIES – 105.52% (Cost: $13,237,843,539)		13,039,255,629

SHORT POSITIONS(g) – (0.01)%

COMMON STOCKS – (0.01)%
Lone Pine Resources Inc.(a)	(104,604)	(690,386)

TOTAL SHORT POSITIONS
(Proceeds: $693,558)		(690,386)

Other Assets, Less Liabilities – (5.51)%		(681,871,789)

NET ASSETS – 100.00%		$12,356,693,454

NVS – Non-Voting Shares

18

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2011

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iShares® Russell 1000 Value Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.06%
Clear Channel Outdoor Holdings Inc. Class A(a)	67,114	$628,187
Interpublic Group of Companies Inc. (The)	500,698	3,605,026
Lamar Advertising Co. Class A(a)(b)	66,532	1,133,040

		5,366,253

AEROSPACE & DEFENSE – 1.34%
Alliant Techsystems Inc.	51,205	2,791,185
BE Aerospace Inc.(a)(b)	8,723	288,818
Boeing Co. (The)	136,068	8,233,475
General Dynamics Corp.	543,201	30,902,705
Goodrich Corp.	120,811	14,579,471
L-3 Communications Holdings Inc.	173,124	10,728,494
Lockheed Martin Corp.	59,498	4,321,935
Northrop Grumman Corp.	453,167	23,637,191
Raytheon Co.	582,409	23,803,056
Spirit AeroSystems Holdings Inc. Class A(a)(b)	152,083	2,425,724
United Technologies Corp.	80,857	5,689,098

		127,401,152

AGRICULTURE – 1.25%
Altria Group Inc.	869,535	23,312,233
Archer-Daniels-Midland Co.	1,105,026	27,415,695
Bunge Ltd.	178,449	10,401,792
Lorillard Inc.	234,977	26,011,954
Philip Morris International Inc.	276,442	17,244,452
Reynolds American Inc.	381,368	14,293,673

		118,679,799

AIRLINES – 0.17%
AMR Corp.(a)(b)	288,692	854,528
Copa Holdings SA Class A	11,591	710,181
Delta Air Lines Inc.(a)	552,546	4,144,095
Southwest Airlines Co.	1,064,011	8,554,648
United Continental Holdings Inc.(a)(b)	80,767	1,565,265

		15,828,717

APPAREL – 0.18%
VF Corp.	142,296	17,291,810

		17,291,810

AUTO MANUFACTURERS – 0.58%
Ford Motor Co.(a)	2,674,637	25,863,740
General Motors Co.(a)	1,242,860	25,080,915
Navistar International Corp.(a)	54,154	1,739,426
Oshkosh Corp.(a)	148,816	2,342,364

		55,026,445

AUTO PARTS & EQUIPMENT – 0.48%
Autoliv Inc.	145,406	7,052,191
Federal-Mogul Corp. Class A(a)	32,073	473,077

Security	Shares	Value
Johnson Controls Inc.	828,815	$21,855,851
Lear Corp.	172,232	7,388,753
TRW Automotive Holdings Corp.(a)(b)	166,038	5,434,424
Visteon Corp.(a)	78,970	3,395,710

		45,600,006

BANKS – 11.43%
Associated Banc-Corp	283,089	2,632,728
Bank of America Corp.	16,570,208	101,409,673
Bank of Hawaii Corp.	77,928	2,836,579
Bank of New York Mellon Corp. (The)	2,030,467	37,746,382
BB&T Corp.	1,138,805	24,290,711
BOK Financial Corp.	41,836	1,961,690
Capital One Financial Corp.	750,786	29,753,649
CapitalSource Inc.	527,890	3,241,245
Citigroup Inc.	4,752,146	121,749,981
City National Corp.	76,073	2,872,516
Comerica Inc.	327,679	7,526,787
Commerce Bancshares Inc.	121,062	4,206,904
Cullen/Frost Bankers Inc.	87,231	4,000,414
East West Bancorp Inc.	243,428	3,629,511
Fifth Third Bancorp	1,503,681	15,187,178
First Citizens BancShares Inc. Class A	8,881	1,274,779
First Horizon National Corp.	430,160	2,563,754
First Republic Bank San Francisco(a)	119,962	2,778,320
Fulton Financial Corp.	325,489	2,489,991
Goldman Sachs Group Inc. (The)	846,628	80,048,677
Huntington Bancshares Inc.	1,414,709	6,790,603
JPMorgan Chase & Co.	6,498,169	195,724,850
KeyCorp	1,550,841	9,196,487
M&T Bank Corp.	205,425	14,359,207
Morgan Stanley	2,525,803	34,098,340
Northern Trust Corp.	355,627	12,439,832
PNC Financial Services Group Inc. (The)(c)	860,572	41,470,965
Popular Inc.(a)	1,671,895	2,507,842
Regions Financial Corp.	2,049,033	6,823,280
State Street Corp.	824,188	26,505,886
SunTrust Banks Inc.	878,620	15,771,229
Synovus Financial Corp.	1,305,270	1,396,639
TCF Financial Corp.	259,740	2,379,218
U.S. Bancorp	3,150,583	74,164,724
Valley National Bancorp(b)	277,424	2,937,920
Wells Fargo & Co.	7,480,747	180,435,618
Zions Bancorp	300,695	4,230,779

		1,083,434,888

BEVERAGES – 0.20%
Brown-Forman Corp. Class B NVS	24,631	1,727,618
Coca-Cola Enterprises Inc.	124,235	3,090,967
Constellation Brands Inc. Class A(a)(b)	297,271	5,350,878
Molson Coors Brewing Co. Class B NVS	219,917	8,710,912

		18,880,375

BIOTECHNOLOGY – 1.09%
Amgen Inc.	1,520,359	83,543,727
Bio-Rad Laboratories Inc. Class A(a)(b)	32,316	2,933,323
Life Technologies Corp.(a)(b)	266,222	10,230,912
QIAGEN NV(a)(b)	382,288	5,287,043
Vertex Pharmaceuticals Inc.(a)(b)	38,668	1,722,273

		103,717,278

20

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2011

Security	Shares	Value
BUILDING MATERIALS – 0.08%
Armstrong World Industries Inc.	30,994	$1,067,433
Martin Marietta Materials Inc.(b)	39,530	2,499,087
Owens Corning(a)	204,137	4,425,690

		7,992,210

CHEMICALS – 0.85%
Ashland Inc.	129,764	5,727,783
Cabot Corp.	107,359	2,660,356
CF Industries Holdings Inc.	19,250	2,375,257
Cytec Industries Inc.	80,553	2,830,632
Dow Chemical Co. (The)	1,922,335	43,175,644
Huntsman Corp.	254,197	2,458,085
LyondellBasell Industries NV Class A	478,004	11,677,638
Rockwood Holdings Inc.(a)	5,794	195,200
RPM International Inc.	213,489	3,992,244
Valspar Corp. (The)	137,090	4,278,579
W.R. Grace & Co.(a)	12,002	399,667
Westlake Chemical Corp.	25,847	886,035

		80,657,120

COAL – 0.08%
Alpha Natural Resources Inc.(a)	162,643	2,877,154
Arch Coal Inc.	309,303	4,509,638

		7,386,792

COMMERCIAL SERVICES – 1.05%
Aaron’s Inc.	35,518	896,830
Booz Allen Hamilton Holding Corp.(a)	20,076	298,530
Career Education Corp.(a)(b)	100,767	1,315,009
CoreLogic Inc.(a)	158,343	1,689,520
Corrections Corp. of America(a)(b)	175,281	3,977,126
DeVry Inc.	21,027	777,158
Education Management Corp.(a)(b)	62,828	932,368
Equifax Inc.	190,652	5,860,643
Genpact Ltd.(a)	46,498	669,106
H&R Block Inc.	205,443	2,734,446
KAR Auction Services Inc.(a)(b)	37,920	459,211
Manpower Inc.	134,461	4,520,579
Monster Worldwide Inc.(a)	211,235	1,516,667
Quanta Services Inc.(a)(b)	352,793	6,628,980
R.R. Donnelley & Sons Co.	307,615	4,343,524
SAIC Inc.(a)(b)	320,046	3,779,743
Service Corp. International	390,991	3,581,478
Towers Watson & Co. Class A	74,526	4,455,164
Verisk Analytics Inc. Class A(a)	31,044	1,079,400
Visa Inc. Class A	578,913	49,624,422

		99,139,904

COMPUTERS – 1.41%
Brocade Communications
Systems Inc.(a)(b)	773,403	3,341,101
Computer Sciences Corp.	252,889	6,790,070
Dell Inc.(a)	705,766	9,986,589
Diebold Inc.	106,638	2,933,611
DST Systems Inc.	48,919	2,144,120

Security	Shares	Value
Fusion-io Inc.(a)	12,727	$241,813
Hewlett-Packard Co.	3,251,530	72,996,848
Lexmark International Inc. Class A(a)(b)	129,686	3,505,413
NCR Corp.(a)(b)	55,619	939,405
SanDisk Corp.(a)(b)	390,155	15,742,754
Synopsys Inc.(a)(b)	223,451	5,443,266
Western Digital Corp.(a)(b)	379,093	9,750,272

		133,815,262

COSMETICS & PERSONAL CARE – 2.91%
Colgate-Palmolive Co.	78,401	6,952,601
Procter & Gamble Co. (The)	4,258,798	269,070,857

		276,023,458

DISTRIBUTION & WHOLESALE – 0.19%
Genuine Parts Co.	186,558	9,477,146
Ingram Micro Inc. Class A(a)(b)	263,585	4,251,626
Tech Data Corp.(a)(b)	70,956	3,067,428
WESCO International Inc.(a)(b)	37,172	1,247,121

		18,043,321

DIVERSIFIED FINANCIAL SERVICES – 1.78%
Affiliated Managers Group Inc.(a)	24,332	1,899,113
Air Lease Corp.(a)(b)	56,800	1,090,560
American Express Co.	678,621	30,470,083
Ameriprise Financial Inc.	396,526	15,607,263
BlackRock Inc.(c)	70,814	10,481,180
CIT Group Inc.(a)(b)	327,105	9,934,179
CME Group Inc.	109,661	27,020,470
Discover Financial Services	804,070	18,445,366
E*TRADE Financial Corp.(a)	410,401	3,738,753
Federated Investors Inc. Class B(b)	28,199	494,328
Interactive Brokers Group Inc. Class A	59,872	834,017
Invesco Ltd.	756,859	11,738,883
Janus Capital Group Inc.	304,127	1,824,762
Jefferies Group Inc.	221,070	2,743,479
Legg Mason Inc.	243,832	6,268,921
LPL Investment Holdings Inc.(a)(b)	8,823	224,281
NASDAQ OMX Group Inc. (The)(a)	177,778	4,113,783
NYSE Euronext Inc.	295,021	6,856,288
Raymond James Financial Inc.	166,629	4,325,689
SLM Corp.	860,359	10,711,470

		168,822,868

ELECTRIC – 7.23%
AES Corp. (The)(a)	1,071,559	10,458,416
Alliant Energy Corp.	180,914	6,997,754
Ameren Corp.	395,039	11,760,311
American Electric Power Co. Inc.	787,814	29,952,688
Calpine Corp.(a)	575,257	8,099,619
CenterPoint Energy Inc.	696,534	13,665,997
CMS Energy Corp.	413,580	8,184,748
Consolidated Edison Inc.	478,420	27,279,508
Constellation Energy Group Inc.	305,137	11,613,514
Dominion Resources Inc.	941,571	47,803,560
DPL Inc.	191,341	5,767,018
DTE Energy Co.	277,283	13,592,413
Duke Energy Corp.	2,177,020	43,518,630
Edison International	532,938	20,384,878

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2011

Security	Shares	Value
Entergy Corp.	291,138	$19,299,538
Exelon Corp.	1,083,156	46,153,277
FirstEnergy Corp.	683,860	30,712,153
GenOn Energy Inc.(a)	1,262,660	3,510,195
Great Plains Energy Inc.	222,573	4,295,659
Hawaiian Electric Industries Inc.	155,732	3,781,173
Integrys Energy Group Inc.	128,090	6,227,736
MDU Resources Group Inc.	308,844	5,926,716
NextEra Energy Inc.	689,998	37,273,692
Northeast Utilities	288,348	9,702,910
NRG Energy Inc.(a)	393,212	8,340,026
NSTAR	168,923	7,569,440
NV Energy Inc.	385,915	5,676,810
OGE Energy Corp.	160,474	7,669,052
Pepco Holdings Inc.	368,159	6,965,568
PG&E Corp.	650,711	27,531,582
Pinnacle West Capital Corp.	178,688	7,672,863
PPL Corp.	943,720	26,933,769
Progress Energy Inc.	481,577	24,907,162
Public Service Enterprise Group Inc.	827,218	27,604,265
SCANA Corp.(b)	187,864	7,599,099
Southern Co.	1,388,530	58,832,016
TECO Energy Inc.	351,606	6,023,011
Westar Energy Inc.(b)	186,048	4,915,388
Wisconsin Energy Corp.	382,906	11,981,129
Xcel Energy Inc.	792,038	19,555,418

		685,738,701

ELECTRICAL COMPONENTS & EQUIPMENT – 0.23%
Energizer Holdings Inc.(a)(b)	114,169	7,585,388
General Cable Corp.(a)	40,998	957,303
GrafTech International Ltd.(a)(b)	198,274	2,518,080
Hubbell Inc. Class B	98,615	4,885,387
Molex Inc.(b)	221,199	4,505,824
SunPower Corp. Class A(a)(b)	161,749	1,308,550

		21,760,532

ELECTRONICS – 0.63%
Arrow Electronics Inc.(a)	162,381	4,510,944
Avnet Inc.(a)(b)	249,852	6,516,140
AVX Corp.	78,932	936,923
Garmin Ltd.(b)	163,932	5,208,120
Itron Inc.(a)	66,300	1,955,850
Jabil Circuit Inc.	54,967	977,863
PerkinElmer Inc.	184,595	3,546,070
Thermo Fisher Scientific Inc.(a)	626,702	31,736,189
Thomas & Betts Corp.(a)(b)	64,934	2,591,516
Vishay Intertechnology Inc.(a)	235,021	1,964,775

		59,944,390

ENERGY – ALTERNATE SOURCES – 0.03%
Covanta Holding Corp.	185,099	2,811,654

		2,811,654

ENGINEERING & CONSTRUCTION – 0.24%
AECOM Technology Corp.(a)(b)	107,481	1,899,189
Chicago Bridge & Iron Co. NV	68,825	1,970,460
Jacobs Engineering Group Inc.(a)(b)	207,816	6,710,379
KBR Inc.	231,040	5,459,475

Security	Shares	Value
McDermott International Inc.(a)(b)	48,111	$517,674
Shaw Group Inc. (The)(a)(b)	117,945	2,564,124
URS Corp.(a)(b)	128,706	3,817,420

		22,938,721

ENTERTAINMENT – 0.13%
Bally Technologies Inc.(a)	4,987	134,549
DreamWorks Animation SKG Inc. Class A(a)(b)	116,607	2,119,915
International Game Technology	238,604	3,466,916
Madison Square Garden Inc. Class A(a)	98,434	2,244,295
Penn National Gaming Inc.(a)	111,098	3,698,453
Regal Entertainment Group Class A	88,760	1,042,043

		12,706,171

ENVIRONMENTAL CONTROL – 0.44%
Nalco Holding Co.	25,673	898,041
Republic Services Inc.	525,228	14,737,898
Waste Connections Inc.	23,084	780,701
Waste Management Inc.	775,377	25,246,275

		41,662,915

FOOD – 2.08%
Campbell Soup Co.	70,416	2,279,366
ConAgra Foods Inc.	585,081	14,170,662
Corn Products International Inc.	24,101	945,723
Dean Foods Co.(a)(b)	299,243	2,654,285
General Mills Inc.	256,157	9,854,360
H.J. Heinz Co.	219,356	11,073,091
Hershey Co. (The)	63,048	3,734,964
Hormel Foods Corp.	105,171	2,841,720
J.M. Smucker Co. (The)	189,898	13,841,665
Kellogg Co.	26,108	1,388,685
Kraft Foods Inc. Class A	2,702,127	90,737,425
Kroger Co. (The)	249,062	5,469,401
McCormick & Co. Inc. NVS	68,412	3,157,898
Ralcorp Holdings Inc.(a)(b)	90,213	6,920,239
Safeway Inc.	577,568	9,604,956
Sara Lee Corp.	162,460	2,656,221
Smithfield Foods Inc.(a)	271,686	5,297,877
SUPERVALU Inc.(b)	346,562	2,308,103
Tyson Foods Inc. Class A	492,906	8,556,848

		197,493,489

FOREST PRODUCTS & PAPER – 0.44%
Domtar Corp.	67,127	4,576,047
International Paper Co.	564,175	13,117,069
MeadWestvaco Corp.	276,722	6,796,292
Plum Creek Timber Co. Inc.(b)	105,289	3,654,581
Temple-Inland Inc.	130,927	4,107,180
Weyerhaeuser Co.	623,763	9,699,515

		41,950,684

GAS – 0.71%
AGL Resources Inc.	127,570	5,197,202
Atmos Energy Corp.	147,847	4,797,635
Energen Corp.	117,905	4,821,135
National Fuel Gas Co.	115,140	5,605,015
NiSource Inc.	458,009	9,792,232

22

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2011

Security	Shares	Value
Sempra Energy	391,683	$20,171,674
Southern Union Co.	204,301	8,288,492
UGI Corp.	182,669	4,798,715
Vectren Corp.	133,471	3,614,395

		67,086,495

HAND & MACHINE TOOLS – 0.27%
Kennametal Inc.	118,253	3,871,603
Lincoln Electric Holdings Inc.	53,175	1,542,607
Regal Beloit Corp.	63,101	2,863,524
Snap-on Inc.	78,045	3,465,198
Stanley Black & Decker Inc.	275,242	13,514,382

		25,257,314

HEALTH CARE – PRODUCTS – 3.39%
Alere Inc.(a)	139,656	2,744,240
Baxter International Inc.	93,325	5,239,266
Boston Scientific Corp.(a)	2,501,477	14,783,729
CareFusion Corp.(a)	251,102	6,013,893
Cooper Companies Inc. (The)	55,289	4,376,124
Covidien PLC	378,039	16,671,520
DENTSPLY International Inc.	136,372	4,185,257
Henry Schein Inc.(a)(b)	71,132	4,410,895
Hill-Rom Holdings Inc.	9,727	292,005
Hologic Inc.(a)	428,785	6,521,820
Johnson & Johnson	3,568,148	227,326,709
Kinetic Concepts Inc.(a)	22,496	1,482,261
Medtronic Inc.	240,299	7,987,539
Patterson Companies Inc.	101,512	2,906,289
Zimmer Holdings Inc.(a)(b)	314,097	16,804,189

		321,745,736

HEALTH CARE – SERVICES – 1.97%
Aetna Inc.	620,612	22,559,246
AMERIGROUP Corp.(a)(b)	23,930	933,509
Brookdale Senior Living Inc.(a)	20,781	260,594
Community Health Systems Inc.(a)	155,139	2,581,513
Coventry Health Care Inc.(a)	243,016	7,001,291
HCA Holdings Inc.(a)	84,432	1,702,149
Health Net Inc.(a)	147,820	3,504,812
Humana Inc.	275,438	20,032,606
LifePoint Hospitals Inc.(a)	85,716	3,140,634
Quest Diagnostics Inc.	21,092	1,041,101
Tenet Healthcare Corp.(a)	713,522	2,946,846
UnitedHealth Group Inc.	1,771,712	81,711,357
WellPoint Inc.	600,388	39,193,329

		186,608,987

HOLDING COMPANIES – DIVERSIFIED – 0.08%
Leucadia National Corp.	322,271	7,309,106

		7,309,106

HOME BUILDERS – 0.22%
D.R. Horton Inc.	457,768	4,138,223
Lennar Corp. Class A	262,249	3,550,851
NVR Inc.(a)	9,122	5,509,506
Pulte Group Inc.(a)(b)	557,761	2,203,156
Thor Industries Inc.	72,196	1,599,141
Toll Brothers Inc.(a)(b)	240,288	3,467,356

		20,468,233

Security	Shares	Value

HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	38,794	$1,108,732
Whirlpool Corp.	124,283	6,202,965

		7,311,697

HOUSEHOLD PRODUCTS & WARES – 0.49%
Avery Dennison Corp.	164,060	4,114,625
Church & Dwight Co. Inc.	98,575	4,357,015
Clorox Co. (The)	205,658	13,641,295
Fortune Brands Inc.	252,391	13,649,305
Jarden Corp.	150,156	4,243,409
Kimberly-Clark Corp.	79,711	5,660,278
Scotts Miracle-Gro Co. (The) Class A(b)	10,133	451,932

		46,117,859

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	476,347	5,654,239

		5,654,239

INSURANCE – 7.67%
ACE Ltd.	551,703	33,433,202
Aflac Inc.	764,769	26,728,677
Alleghany Corp.(a)	10,805	3,117,242
Allied World Assurance Co. Holdings Ltd.	61,989	3,329,429
Allstate Corp. (The)	855,354	20,263,336
American Financial Group Inc.	131,601	4,088,843
American International Group Inc.(a)	723,248	15,875,294
American National Insurance Co.	11,294	782,109
Aon Corp.	540,545	22,692,079
Arch Capital Group Ltd.(a)(b)	215,181	7,031,039
Arthur J. Gallagher & Co.	180,783	4,754,593
Aspen Insurance Holdings Ltd.	115,596	2,663,332
Assurant Inc.	157,920	5,653,536
Assured Guaranty Ltd.	301,493	3,313,408
Axis Capital Holdings Ltd.	211,708	5,491,706
Berkshire Hathaway Inc. Class B(a)	2,862,657	203,363,153
Brown & Brown Inc.	190,493	3,390,775
Chubb Corp. (The)	478,369	28,697,356
CIGNA Corp.	442,663	18,565,286
Cincinnati Financial Corp.	239,305	6,300,901
CNA Financial Corp.	43,550	978,568
Endurance Specialty Holdings Ltd.(b)	66,160	2,259,364
Everest Re Group Ltd.(b)	75,164	5,966,518
Fidelity National Financial Inc. Class A	365,290	5,545,102
Genworth Financial Inc. Class A(a)	802,516	4,606,442
Hanover Insurance Group Inc. (The)	74,230	2,635,165
Hartford Financial Services Group Inc. (The)	729,321	11,771,241
HCC Insurance Holdings Inc.	186,012	5,031,625
Kemper Corp.	81,683	1,957,125
Lincoln National Corp.	511,264	7,991,056
Loews Corp.	518,381	17,910,064
Markel Corp.(a)(b)	15,851	5,660,868
Marsh & McLennan Companies Inc.	896,853	23,802,479
MBIA Inc.(a)(b)	241,483	1,755,581
Mercury General Corp.	43,451	1,666,346
MetLife Inc.	1,343,018	37,617,934

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2011

Security	Shares	Value
Old Republic International Corp.	424,385	$3,785,514
PartnerRe Ltd.	110,438	5,772,594
Principal Financial Group Inc.	526,268	11,930,496
Progressive Corp. (The)	1,072,716	19,051,436
Protective Life Corp.	139,981	2,187,903
Prudential Financial Inc.	794,789	37,243,813
Reinsurance Group of America Inc.	120,896	5,555,171
RenaissanceRe Holdings Ltd.(b)	84,676	5,402,329
StanCorp Financial Group Inc.	73,891	2,037,175
Torchmark Corp.	172,083	5,998,813
Transatlantic Holdings Inc.	102,206	4,959,035
Travelers Companies Inc. (The)	684,929	33,376,590
Unum Group	502,087	10,523,744
Validus Holdings Ltd.	108,662	2,707,857
W.R. Berkley Corp.	187,008	5,552,268
White Mountains Insurance Group Ltd.	11,269	4,572,397
XL Group PLC	504,698	9,488,322

		726,836,231

INTERNET – 0.83%
Akamai Technologies Inc.(a)(b)	27,576	548,211
AOL Inc.(a)(b)	174,668	2,096,016
eBay Inc.(a)	855,588	25,231,290
Expedia Inc.	131,266	3,380,100
HomeAway Inc.(a)	5,540	186,255
IAC/InterActiveCorp(a)(b)	124,607	4,928,207
Liberty Media Corp. - Liberty Interactive Group Series A(a)	984,103	14,535,201
Pandora Media Inc.(a)	11,562	169,383
Yahoo! Inc.(a)	2,130,513	28,037,551

		79,112,214

INVESTMENT COMPANIES – 0.09%
American Capital Ltd.(a)	577,065	3,935,583
Ares Capital Corp.	335,055	4,613,708

		8,549,291

IRON & STEEL – 0.29%
AK Steel Holding Corp.(b)	143,895	941,073
Nucor Corp.	517,231	16,365,189
Reliance Steel & Aluminum Co.	104,716	3,561,391
Schnitzer Steel Industries Inc. Class A	25,751	947,637
Steel Dynamics Inc.	96,250	954,800
United States Steel Corp.(b)	234,397	5,159,078

		27,929,168

LEISURE TIME – 0.26%
Carnival Corp.	697,355	21,129,857
Royal Caribbean Cruises Ltd.	97,455	2,108,926
WMS Industries Inc.(a)(b)	93,515	1,644,929

		24,883,712

LODGING – 0.16%
Choice Hotels International Inc.	42,899	1,274,958
Hyatt Hotels Corp. Class A(a)	68,537	2,150,006
MGM Resorts International(a)(b)	448,887	4,170,160
Wyndham Worldwide Corp.	277,242	7,904,170

		15,499,294

Security	Shares	Value
MACHINERY – 0.10%
AGCO Corp.(a)(b)	155,089	$5,361,426
CNH Global NV(a)	43,224	1,134,198
Flowserve Corp.	8,233	609,242
IDEX Corp.	14,155	441,070
Terex Corp.(a)	179,049	1,837,043

		9,382,979

MANUFACTURING – 4.10%
3M Co.	135,604	9,735,011
AptarGroup Inc.	109,978	4,912,717
Carlisle Companies Inc.	92,038	2,934,171
Cooper Industries PLC	93,442	4,309,545
Crane Co.	79,564	2,839,639
Dover Corp.	67,834	3,161,064
Eaton Corp.	347,022	12,319,281
General Electric Co.	17,343,157	264,309,713
Harsco Corp.	120,166	2,330,019
Illinois Tool Works Inc.	48,105	2,001,168
Ingersoll-Rand PLC	112,239	3,152,793
ITT Corp.	301,497	12,662,874
Leggett & Platt Inc.	58,139	1,150,571
Parker Hannifin Corp.	155,538	9,819,114
Pentair Inc.	161,028	5,154,506
SPX Corp.	60,615	2,746,466
Teleflex Inc.	65,770	3,536,453
Textron Inc.	424,936	7,495,871
Trinity Industries Inc.	130,499	2,793,984
Tyco International Ltd.	766,789	31,246,652

		388,611,612

MEDIA – 3.27%
CBS Corp. Class B NVS	924,508	18,841,473
Comcast Corp. Class A	2,543,538	53,159,944
DISH Network Corp. Class A(a)	81,417	2,040,310
Gannett Co. Inc.	393,510	3,750,150
Liberty Media Corp. - Liberty Capital(a)	115,738	7,652,597
Liberty Media Corp. - Liberty Starz(a)	85,541	5,436,986
McGraw-Hill Companies Inc. (The)	88,109	3,612,469
News Corp. Class A NVS	3,753,971	58,073,931
Nielsen Holdings NV(a)	18,410	480,133
Thomson Reuters Corp.	323,941	8,759,365
Time Warner Inc.	1,751,050	52,478,969
Walt Disney Co. (The)	3,090,920	93,222,147
Washington Post Co. (The) Class B	8,196	2,679,846

		310,188,320

METAL FABRICATE & HARDWARE – 0.03%
Commercial Metals Co.	188,570	1,793,301
Timken Co. (The)	22,334	733,002

		2,526,303

MINING – 0.78%
Alcoa Inc.	1,740,600	16,657,542
Newmont Mining Corp.	795,315	50,025,314
Titanium Metals Corp.	65,364	979,153
Vulcan Materials Co.(b)	210,515	5,801,793

		73,463,802

24

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2011

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.23%
Pitney Bowes Inc.	299,485	$5,630,318
Xerox Corp.	2,292,995	15,982,175

		21,612,493

OIL & GAS – 10.29%
Anadarko Petroleum Corp.	689,908	43,498,699
Apache Corp.	446,432	35,821,704
Atlas Energy Inc. Escrow(a)(d)	37,542	3,754
Atwood Oceanics Inc.(a)(b)	66,016	2,268,310
Chesapeake Energy Corp.	1,075,372	27,475,755
Chevron Corp.	3,099,996	286,811,630
Cimarex Energy Co.	102,384	5,702,789
Cobalt International Energy Inc.(a)	13,354	102,959
ConocoPhillips	2,311,505	146,364,497
Denbury Resources Inc.(a)(b)	109,611	1,260,526
Devon Energy Corp.	691,688	38,347,183
Diamond Offshore Drilling Inc.	59,335	3,247,998
EQT Corp.	133,960	7,148,106
EXCO Resources Inc.	20,540	220,189
Exxon Mobil Corp.	2,110,570	153,290,699
Forest Oil Corp.(a)(b)	39,735	572,184
Helmerich & Payne Inc.	11,448	464,789
Hess Corp.	496,099	26,025,354
Kosmos Energy Ltd.(a)(b)	8,572	100,378
Marathon Oil Corp.	1,164,364	25,126,975
Marathon Petroleum Corp.	582,734	15,768,782
Murphy Oil Corp.	268,384	11,851,837
Nabors Industries Ltd.(a)	468,627	5,745,367
Newfield Exploration Co.(a)(b)	93,043	3,692,877
Noble Energy Inc.	230,750	16,337,100
Occidental Petroleum Corp.	946,433	67,669,959
Patterson-UTI Energy Inc.	224,682	3,895,986
Pioneer Natural Resources Co.	36,029	2,369,627
Plains Exploration & Production Co.(a)(b)	231,264	5,252,005
QEP Resources Inc.	62,045	1,679,558
Quicksilver Resources Inc.(a)(b)	179,787	1,362,785
Rowan Companies Inc.(a)(b)	174,091	5,255,807
SM Energy Co.	19,951	1,210,028
Sunoco Inc.	176,609	5,476,645
Tesoro Corp.(a)	235,259	4,580,493
Unit Corp.(a)(b)	68,643	2,534,300
Valero Energy Corp.	933,147	16,591,354

		975,128,988

OIL & GAS SERVICES – 0.70%
Baker Hughes Inc.	427,978	19,755,464
Cameron International Corp.(a)	105,464	4,380,974
National Oilwell Varco Inc.	691,808	35,434,406
Oil States International Inc.(a)(b)	13,354	679,986
SEACOR Holdings Inc.	35,351	2,835,504
Tidewater Inc.	79,479	3,342,092

		66,428,426

PACKAGING & CONTAINERS – 0.22%
Bemis Co. Inc.	172,389	5,052,721

Security	Shares	Value
Greif Inc. Class A	62,383	$2,675,607
Owens-Illinois Inc.(a)(b)	268,314	4,056,908
Packaging Corp. of America	16,027	373,429
Sealed Air Corp.	262,071	4,376,586
Sonoco Products Co.	163,130	4,605,160

		21,140,411

PHARMACEUTICALS – 6.30%
Abbott Laboratories	155,389	7,946,594
Bristol-Myers Squibb Co.	2,789,743	87,542,135
Cardinal Health Inc.	287,120	12,024,586
Cephalon Inc.(a)(b)	124,836	10,074,265
Eli Lilly and Co.	1,118,256	41,341,924
Forest Laboratories Inc.(a)	468,479	14,424,468
Hospira Inc.(a)(b)	44,130	1,632,810
Mead Johnson Nutrition Co. Class A	273,109	18,798,093
Merck & Co. Inc.	5,047,482	165,103,136
Mylan Inc.(a)	68,180	1,159,060
Omnicare Inc.	189,687	4,823,740
Pfizer Inc.	12,920,758	228,439,002
VCA Antech Inc.(a)	141,171	2,255,913
Warner Chilcott PLC Class A(a)(b)	24,501	350,364
Watson Pharmaceuticals Inc.(a)(b)	11,776	803,712

		596,719,802

PIPELINES – 0.73%
El Paso Corp.	74,114	1,295,513
Kinder Morgan Inc.(b)	88,460	2,290,229
ONEOK Inc.	161,628	10,673,913
Questar Corp.	290,416	5,143,267
Spectra Energy Corp.	1,062,671	26,067,320
Williams Companies Inc. (The)	961,734	23,408,606

		68,878,848

REAL ESTATE – 0.07%
Forest City Enterprises Inc. Class A(a)	224,770	2,396,048
Howard Hughes Corp. (The)(a)	35,097	1,477,584
Jones Lang LaSalle Inc.	15,811	819,168
St. Joe Co. (The)(a)(b)	106,280	1,593,137

		6,285,937

REAL ESTATE INVESTMENT TRUSTS – 3.31%
Alexandria Real Estate Equities Inc.	101,252	6,215,860
American Capital Agency Corp.	291,127	7,889,542
Annaly Capital Management Inc.	1,555,081	25,860,997
Apartment Investment and Management Co. Class A	62,843	1,390,087
AvalonBay Communities Inc.	153,870	17,548,874
Boston Properties Inc.	42,645	3,799,670
Brandywine Realty Trust	221,068	1,770,755
BRE Properties Inc. Class A(b)	122,115	5,170,349
Camden Property Trust	31,956	1,765,889
Chimera Investment Corp.	1,680,845	4,655,941
CommonWealth REIT	136,786	2,594,830
Corporate Office Properties Trust	79,544	1,732,468
DDR Corp.	353,529	3,853,466
Douglas Emmett Inc.	203,210	3,474,891
Duke Realty Corp.	413,378	4,340,469
Equity Residential	446,639	23,167,165
Essex Property Trust Inc.	23,527	2,824,181

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2011

Security	Shares	Value
Federal Realty Investment Trust	24,829	$2,046,158
General Growth Properties Inc.(b)	923,385	11,172,959
HCP Inc.	663,942	23,277,807
Health Care REIT Inc.	289,399	13,543,873
Hospitality Properties Trust	202,046	4,289,437
Host Hotels & Resorts Inc.(b)	1,123,831	12,294,711
Kimco Realty Corp.	663,775	9,976,538
Liberty Property Trust(b)	188,347	5,482,781
Macerich Co. (The)	137,456	5,859,749
Mack-Cali Realty Corp.	142,345	3,807,729
Piedmont Office Realty Trust Inc. Class A	282,677	4,570,887
Prologis Inc.	750,742	18,205,493
Public Storage	13,301	1,481,066
Realty Income Corp.(b)	217,659	7,017,326
Regency Centers Corp.	147,053	5,195,382
Senior Housing Properties Trust	250,818	5,402,620
Simon Property Group Inc.	87,565	9,630,399
SL Green Realty Corp.	145,223	8,444,717
Taubman Centers Inc.	91,451	4,600,900
UDR Inc.	327,378	7,248,149
Ventas Inc.(b)	162,490	8,027,006
Vornado Realty Trust(b)	268,208	20,013,681
Weingarten Realty Investors	197,613	4,183,467

		313,828,269

RETAIL – 3.79%
Abercrombie & Fitch Co. Class A	20,076	1,235,879
American Eagle Outfitters Inc.	319,076	3,739,571
AutoNation Inc.(a)(b)	33,932	1,112,291
Best Buy Co. Inc.	518,242	12,075,039
Big Lots Inc.(a)	70,335	2,449,768
BJ’s Wholesale Club Inc.(a)(b)	79,931	4,095,664
Brinker International Inc.	10,836	226,689
CarMax Inc.(a)(b)	307,580	7,335,783
Chico’s FAS Inc.	96,107	1,098,503
CVS Caremark Corp.	2,217,326	74,457,807
Dillard’s Inc. Class A	50,919	2,213,958
DSW Inc. Class A	2,548	117,667
Dunkin’ Brands Group Inc.(a)	5,621	155,702
Foot Locker Inc.	253,137	5,085,522
GameStop Corp. Class A(a)(b)	231,176	5,340,166
Gap Inc. (The)	577,994	9,386,623
Home Depot Inc. (The)	1,037,412	34,099,732
J.C. Penney Co. Inc.	270,859	7,253,604
Kohl’s Corp.	67,834	3,330,649
Lowe’s Companies Inc.	2,129,147	41,177,703
Macy’s Inc.	610,426	16,066,412
PVH Corp.	83,157	4,843,064
RadioShack Corp.	162,294	1,885,856
Sally Beauty Holdings Inc.(a)	11,533	191,448
Sears Holdings Corp.(a)(b)	63,293	3,640,613
Signet Jewelers Ltd.(a)	142,100	4,802,980
Staples Inc.	1,167,175	15,523,428
Target Corp.	1,067,189	52,334,949
Wal-Mart Stores Inc.	696,378	36,142,018
Walgreen Co.	83,737	2,754,110
Wendy’s Co. (The)	486,821	2,234,508
Williams-Sonoma Inc.	82,108	2,528,105

		358,935,811

Security	Shares	Value
SAVINGS & LOANS – 0.32%
BankUnited Inc.	54,654	$1,134,617
Capitol Federal Financial Inc.	273,568	2,888,878
First Niagara Financial Group Inc.	496,067	4,539,013
Hudson City Bancorp Inc.	696,494	3,942,156
New York Community Bancorp Inc.	713,302	8,488,294
People’s United Financial Inc.	500,811	5,709,246
TFS Financial Corp.(a)	130,479	1,060,794
Washington Federal Inc.	181,446	2,311,622

		30,074,620

SEMICONDUCTORS – 2.85%
Applied Materials Inc.	2,020,254	20,909,629
Atmel Corp.(a)(b)	48,045	387,723
Cree Inc.(a)(b)	168,589	4,379,942
Fairchild Semiconductor International Inc.(a)	208,435	2,251,098
Freescale Semiconductor Holdings I Ltd.(a)(b)	26,913	296,850
Intel Corp.	8,670,351	184,938,587
International Rectifier Corp.(a)(b)	113,946	2,121,675
Intersil Corp. Class A	102,992	1,059,788
KLA-Tencor Corp.	62,230	2,382,164
LSI Corp.(a)(b)	655,013	3,392,967
Marvell Technology Group Ltd.(a)(b)	832,077	12,090,079
MEMC Electronic Materials Inc.(a)	153,545	804,576
Micron Technology Inc.(a)	1,414,590	7,129,534
Novellus Systems Inc.(a)(b)	114,030	3,108,458
PMC-Sierra Inc.(a)(b)	359,534	2,150,013
QLogic Corp.(a)(b)	31,652	401,347
Silicon Laboratories Inc.(a)(b)	7,523	252,096
Teradyne Inc.(a)(b)	303,593	3,342,559
Texas Instruments Inc.	693,371	18,478,337

		269,877,422

SHIPBUILDING – 0.02%
Huntington Ingalls Industries Inc.(a)	79,659	1,938,103

		1,938,103

SOFTWARE – 0.44%
Activision Blizzard Inc.	693,789	8,256,089
Allscripts Healthcare Solutions Inc.(a)	60,523	1,090,624
Broadridge Financial Solutions Inc.	11,333	228,247
CA Inc.	628,357	12,196,409
Compuware Corp.(a)(b)	95,521	731,691
Emdeon Inc. Class A(a)(b)	45,239	850,041
Fidelity National Information Services Inc.	427,983	10,408,547
Fiserv Inc.(a)(b)	46,676	2,369,740
Paychex Inc.	42,356	1,116,928
Total System Services Inc.	265,171	4,489,345

		41,737,661

TELECOMMUNICATIONS – 7.44%
Amdocs Ltd.(a)	302,788	8,211,611
AT&T Inc.	9,684,281	276,195,694
CenturyLink Inc.	1,000,260	33,128,611
Cisco Systems Inc.	8,994,405	139,323,333
Clearwire Corp. Class A(a)(b)	40,053	93,324
Corning Inc.	2,567,072	31,729,010
EchoStar Corp. Class A(a)	62,320	1,409,055

26

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2011

Security	Shares	Value
Frontier Communications Corp.	1,623,405	$9,919,005
Harris Corp.	141,712	4,842,299
Level 3 Communications Inc.(a)(b)	2,787,049	4,152,703
Motorola Mobility Holdings Inc.(a)	426,780	16,123,748
Motorola Solutions Inc.(b)	492,051	20,616,937
NII Holdings Inc.(a)	34,771	937,078
Sprint Nextel Corp.(a)(b)	4,897,109	14,887,211
Telephone and Data Systems Inc.	148,099	3,147,104
Tellabs Inc.	593,421	2,545,776
tw telecom inc.(a)(b)	35,796	591,350
United States Cellular Corp.(a)(b)	23,769	942,441
Verizon Communications Inc.	3,580,805	131,773,624
Windstream Corp.	371,479	4,331,445

		704,901,359

TEXTILES – 0.10%
Cintas Corp.	184,454	5,190,535
Mohawk Industries Inc.(a)(b)	92,914	3,986,940

		9,177,475

TOYS, GAMES & HOBBIES – 0.04%
Mattel Inc.	145,887	3,777,014

		3,777,014

TRANSPORTATION – 1.43%
Alexander & Baldwin Inc.	67,952	2,482,287
Con-way Inc.	81,953	1,813,620
FedEx Corp.	486,224	32,907,640
Kansas City Southern Industries Inc.(a)(b)	44,833	2,239,857
Kirby Corp.(a)(b)	25,578	1,346,426
Norfolk Southern Corp.	577,575	35,243,626
Ryder System Inc.	84,043	3,152,453
Teekay Corp.	68,180	1,541,550
Union Pacific Corp.	671,375	54,831,196
UTi Worldwide Inc.	16,250	211,900

		135,770,555

TRUCKING & LEASING – 0.02%
GATX Corp.	75,768	2,348,050

		2,348,050

WATER – 0.14%
American Water Works Co. Inc.	287,339	8,671,891
Aqua America Inc.	202,944	4,377,502

		13,049,393

TOTAL COMMON STOCKS (Cost: $11,350,553,184)		9,466,268,144

SHORT-TERM INVESTMENTS – 3.04%

MONEY MARKET FUNDS – 3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%(c)(e)(f)	258,893,254	258,893,254
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%(c)(e)(f)	21,929,077	21,929,077

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(c)(e)	6,932,423	$6,932,423

		287,754,754

TOTAL SHORT-TERM INVESTMENTS (Cost: $287,754,754)		287,754,754

TOTAL INVESTMENTS IN SECURITIES – 102.91% (Cost: $11,638,307,938)		9,754,022,898

SHORT POSITIONS(g) – (0.00)%

COMMON STOCKS – (0.00)%
Lone Pine Resources Inc.(a)	(22,248)	(146,837)

TOTAL SHORT POSITIONS (Proceeds: $147,511)		(146,837)

Other Assets, Less Liabilities – (2.91)%		(275,369,035)

NET ASSETS – 100.00%		$9,478,507,026

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.13%
APAC Customer Services Inc.(a)(b)	406,604	$3,464,266
Harte-Hanks Inc.	574,887	4,875,042
Marchex Inc. Class B	271,915	2,311,278
MDC Partners Inc.	324,663	4,681,640
Valuevision Media Inc. Class A(a)	533,920	1,260,051

		16,592,277

AEROSPACE & DEFENSE – 1.39%
AAR Corp.	509,220	8,488,697
AeroVironment Inc.(a)(b)	218,523	6,151,422
Curtiss-Wright Corp.	596,278	17,190,695
Ducommun Inc.	135,724	2,033,146
Esterline Technologies Corp.(a)	392,012	20,321,902
GenCorp Inc.(a)(b)	752,537	3,378,891
HEICO Corp.(b)	535,636	26,374,717
Kaman Corp.	338,280	9,421,098
Kratos Defense & Security Solutions Inc.(a)(b)	434,305	2,918,530
LMI Aerospace Inc.(a)	117,606	2,006,358
Moog Inc. Class A(a)(b)	583,396	19,030,377
Orbital Sciences Corp.(a)	749,459	9,593,075
Teledyne Technologies Inc.(a)(b)	472,292	23,076,187
Triumph Group Inc.	482,986	23,540,738

		173,525,833

AGRICULTURE – 0.33%
Alico Inc.	45,144	886,628
Alliance One International Inc.(a)(b)	1,119,181	2,730,802
Andersons Inc. (The)	238,274	8,020,303
Cadiz Inc.(a)(b)	156,535	1,238,192
Griffin Land & Nurseries Inc.	31,828	817,343
Limoneira Co.(b)	101,178	1,444,822
MGP Ingredients Inc.	153,386	777,667
Tejon Ranch Co.(a)	184,370	4,400,912
Universal Corp.	296,575	10,635,179
Vector Group Ltd.(b)	619,965	10,650,999

		41,602,847

AIRLINES – 0.59%
Alaska Air Group Inc.(a)	459,520	25,866,381
Allegiant Travel Co.(a)(b)	189,276	8,920,578
Hawaiian Holdings Inc.(a)(b)	647,201	2,724,716
JetBlue Airways Corp.(a)(b)	3,164,166	12,973,081
Republic Airways Holdings Inc.(a)	620,310	1,755,477
SkyWest Inc.	677,645	7,799,694
Spirit Airlines Inc.(a)	198,640	2,483,000
US Airways Group Inc.(a)(b)	2,082,725	11,454,987

		73,977,914

APPAREL – 1.57%
Carter’s Inc.(a)(b)	631,294	19,279,719
Cherokee Inc.	108,377	1,392,644
Columbia Sportswear Co.	156,180	7,246,752

Security	Shares	Value
Crocs Inc.(a)	1,098,020	$25,990,133
Delta Apparel Inc.(a)(b)	90,290	1,422,068
G-III Apparel Group Ltd.(a)(b)	213,531	4,881,319
Iconix Brand Group Inc.(a)	934,476	14,764,721
Jones Group Inc. (The)(b)	1,123,437	10,346,855
K-Swiss Inc. Class A(a)(b)	336,484	1,430,057
Liz Claiborne Inc.(a)(b)	1,209,958	6,049,790
Maidenform Brands Inc.(a)(b)	301,908	7,067,666
Oxford Industries Inc.	164,148	5,630,276
Perry Ellis International Inc.(a)(b)	169,081	3,178,723
Quiksilver Inc.(a)(b)	1,659,958	5,062,872
R.G. Barry Corp.	109,537	1,161,092
SKECHERS U.S.A. Inc. Class A(a)(b)	479,812	6,731,762
Steven Madden Ltd.(a)(b)	485,518	14,614,092
True Religion Apparel Inc.(a)	332,154	8,954,872
Unifi Inc.(a)(b)	177,445	1,449,726
Warnaco Group Inc. (The)(a)	564,304	26,008,771
Weyco Group Inc.	91,407	2,038,376
Wolverine World Wide Inc.	636,093	21,150,092

		195,852,378

AUTO MANUFACTURERS – 0.06%
Force Protection Inc.(a)	910,977	3,507,261
Wabash National Corp.(a)	874,770	4,172,653

		7,679,914

AUTO PARTS & EQUIPMENT – 0.93%
Accuride Corp.(a)	523,483	2,680,233
American Axle & Manufacturing Holdings Inc.(a)	860,258	6,563,769
Amerigon Inc.(a)(b)	285,095	3,629,259
Commercial Vehicle Group Inc.(a)(b)	374,204	2,458,520
Cooper Tire & Rubber Co.	796,698	8,676,041
Dana Holding Corp.(a)(b)	1,881,942	19,760,391
Dorman Products Inc.(a)(b)	138,725	4,589,023
Douglas Dynamics Inc.	239,145	3,056,273
Exide Technologies Inc.(a)	1,000,456	4,001,824
Fuel Systems Solutions Inc.(a)(b)	216,581	4,160,521
Meritor Inc.(a)	1,212,359	8,559,254
Miller Industries Inc.	155,806	2,703,234
Modine Manufacturing Co.(a)(b)	595,318	5,393,581
Motorcar Parts of America Inc.(a)(b)	153,698	1,264,935
Spartan Motors Inc.	424,800	1,754,424
Standard Motor Products Inc.	252,754	3,278,219
Superior Industries International Inc.	299,575	4,628,434
Tenneco Inc.(a)(b)	776,124	19,876,536
Titan International Inc.(b)	540,110	8,101,650
Tower International Inc.(a)	85,406	880,536

		116,016,657

BANKS – 5.71%
1st Source Corp.	195,277	4,067,620
1st United Bancorp Inc.(a)(b)	346,368	1,707,594
Alliance Financial Corp.	63,363	1,777,332
Ameris Bancorp(a)	313,614	2,731,578
Ames National Corp.	105,691	1,651,950
Arrow Financial Corp.	133,204	2,963,789
BancFirst Corp.	86,522	2,869,069
Banco Latinoamericano de Comercio Exterior SA Class E	356,231	5,425,398
Bancorp Inc. (The)(a)	375,670	2,689,797
Bancorp Rhode Island Inc.(b)	44,110	1,869,823

28

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
BancorpSouth Inc.(b)	1,071,374	$9,406,664
Bank Mutual Corp.	586,040	1,529,564
Bank of Kentucky Financial Corp.	73,369	1,486,456
Bank of Marin Bancorp	68,565	2,265,388
Bank of the Ozarks Inc.	361,661	7,569,565
Banner Corp.	212,011	2,711,621
Boston Private Financial Holdings Inc.	986,484	5,800,526
Bridge Bancorp Inc.(b)	85,816	1,570,433
Bridge Capital Holdings(a)(b)	116,537	1,172,362
Bryn Mawr Bank Corp.	142,097	2,354,547
Camden National Corp.	99,147	2,699,773
Capital Bank Corp.(a)(b)	178,192	370,639
Capital City Bank Group Inc.(b)	148,385	1,543,204
Cardinal Financial Corp.	371,297	3,200,580
Cascade Bancorp(a)(b)	76,375	445,266
Cathay General Bancorp	1,009,664	11,489,976
Center Bancorp Inc.	153,965	1,485,762
Center Financial Corp.(a)	470,411	2,206,228
CenterState Banks Inc.	382,659	2,001,307
Central Pacific Financial Corp.(a)	198,987	2,053,546
Century Bancorp Inc. Class A	43,969	1,020,960
Chemical Financial Corp.	354,824	5,432,355
Citizens & Northern Corp.	156,532	2,326,066
City Holding Co.	194,930	5,261,161
CNB Financial Corp.	157,276	2,016,278
CoBiz Financial Inc.	419,076	1,873,270
Columbia Banking System Inc.	506,003	7,245,963
Community Bank System Inc.	472,177	10,713,696
Community Trust Bancorp Inc.	179,618	4,183,303
CVB Financial Corp.	1,144,832	8,803,758
Eagle Bancorp Inc.(a)(b)	221,237	2,603,959
Encore Bancshares Inc.(a)(b)	107,510	1,146,057
Enterprise Bancorp Inc.(b)	74,209	914,997
Enterprise Financial Services Corp.	204,835	2,783,708
F.N.B. Corp.	1,629,249	13,962,664
Financial Institutions Inc.	182,206	2,598,258
First Bancorp (North Carolina)	192,352	1,931,214
First Bancorp Inc. (Maine)	113,808	1,432,843
First Busey Corp.	999,485	4,347,760
First Commonwealth Financial Corp.	1,340,587	4,960,172
First Community Bancshares Inc.	204,498	2,085,880
First Connecticut Bancorp Inc.(a)	231,940	2,625,561
First Financial Bancorp	750,334	10,354,609
First Financial Bankshares Inc.(b)	403,642	10,559,275
First Financial Corp.	142,798	3,928,373
First Interstate BancSystem Inc.	208,426	2,232,242
First Merchants Corp.	330,267	2,328,382
First Midwest Bancorp Inc.	960,200	7,028,664
First of Long Island Corp. (The)	101,079	2,290,450
FirstMerit Corp.	1,405,193	15,962,992
Franklin Financial Corp.(a)	176,898	1,952,954
German American Bancorp Inc.	160,214	2,582,650
Glacier Bancorp Inc.	925,913	8,675,805
Great Southern Bancorp Inc.(b)	130,154	2,183,984
Hampton Roads Bankshares Inc.(a)(b)	125,125	588,087
Hancock Holding Co.	631,270	16,905,411
Hanmi Financial Corp.(a)(b)	1,926,950	1,599,368
Heartland Financial USA Inc.(b)	169,686	2,406,147
Heritage Commerce Corp.(a)(b)	265,009	1,020,285
Heritage Financial Corp.	207,628	2,292,213
Home Bancshares Inc.	289,416	6,141,407
Hudson Valley Holding Corp.	185,905	3,240,324
IBERIABANK Corp.	379,422	17,855,599

Security	Shares	Value
Independent Bank Corp. (Massachusetts)	274,230	$5,961,760
International Bancshares Corp.	683,014	8,981,634
Lakeland Bancorp Inc.	276,361	2,161,143
Lakeland Financial Corp.	207,101	4,278,707
MainSource Financial Group Inc.	265,726	2,317,131
MB Financial Inc.	698,524	10,282,273
Merchants Bancshares Inc.	61,228	1,639,686
Metro Bancorp Inc.(a)	179,274	1,550,720
MidSouth Bancorp Inc.	97,463	1,047,727
Nara Bancorp Inc.(a)	488,071	2,962,591
National Bankshares Inc.(b)	89,170	2,151,672
National Penn Bancshares Inc.	1,593,478	11,170,281
NBT Bancorp Inc.	443,980	8,266,908
Northfield Bancorp Inc.	218,520	2,893,205
Old National Bancorp	1,217,202	11,344,323
OmniAmerican Bancorp Inc.(a)(b)	151,992	2,074,691
Oriental Financial Group Inc.	578,832	5,597,305
Orrstown Financial Services Inc.	89,007	1,143,740
Pacific Capital Bancorp(a)(b)	52,746	1,346,078
Pacific Continental Corp.	237,890	1,686,640
PacWest Bancorp	386,927	5,393,762
Park National Corp.(b)	165,948	8,775,330
Park Sterling Corp.(a)	364,679	1,247,202
Penns Woods Bancorp Inc.(b)	49,657	1,626,267
Peoples Bancorp Inc.	137,172	1,508,892
Pinnacle Financial Partners Inc.(a)(b)	441,244	4,827,209
PrivateBancorp Inc.	773,222	5,814,629
Prosperity Bancshares Inc.	601,573	19,659,406
Renasant Corp.	321,235	4,089,322
Republic Bancorp Inc. Class A	126,308	2,236,915
S&T Bancorp Inc.	362,845	5,863,575
S.Y. Bancorp Inc.	154,173	2,870,701
Sandy Spring Bancorp Inc.	313,864	4,591,830
SCBT Financial Corp.	182,148	4,495,413
Seacoast Banking Corp. of Florida(a)	923,498	1,357,542
Sierra Bancorp	151,505	1,386,271
Signature Bank(a)	591,508	28,232,677
Simmons First National Corp. Class A	225,890	4,901,813
Southside Bancshares Inc.	211,488	3,808,899
Southwest Bancorp Inc.(a)	250,349	1,056,473
State Bancorp Inc.	195,101	2,062,218
State Bank Financial Corp.(a)(b)	409,401	5,166,641
Stellar One Corp.	294,932	2,934,573
Sterling Bancorp	396,720	2,880,187
Sterling Financial Corp.(a)	347,379	4,300,552
Suffolk Bancorp	123,078	1,024,009
Sun Bancorp Inc.
(New Jersey)(a)(b)	479,095	1,269,602
Susquehanna Bancshares Inc.	1,668,895	9,128,856
SVB Financial Group(a)	550,460	20,367,020
Taylor Capital Group Inc.(a)(b)	138,191	887,186
Texas Capital Bancshares Inc.(a)(b)	477,399	10,908,567
Tompkins Financial Corp.	104,063	3,723,374
Tower Bancorp Inc.	133,490	2,795,281
TowneBank(b)	318,811	3,624,881
TriCo Bancshares	181,087	2,221,937
TrustCo Bank Corp. NY	1,197,233	5,339,659
Trustmark Corp.	821,976	14,918,864
UMB Financial Corp.	410,702	13,175,320
Umpqua Holdings Corp.	1,471,575	12,935,144
Union First Market Bankshares Corp.	260,083	2,788,090
United Bankshares Inc.(b)	464,207	9,325,919
United Community Banks Inc.(a)(b)	535,894	4,549,740
Univest Corp. of Pennsylvania	213,632	2,847,715

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
Virginia Commerce Bancorp Inc.(a)(b)	298,403	$1,751,626
Walker & Dunlop Inc.(a)	144,379	1,677,684
Washington Banking Co.	204,444	1,989,240
Washington Trust Bancorp Inc.	182,911	3,617,980
Webster Financial Corp.	928,681	14,208,819
WesBanco Inc.	295,723	5,118,965
West Bancorporation Inc.	199,949	1,695,568
West Coast Bancorp(a)(b)	246,634	3,452,876
Westamerica Bancorp	370,819	14,209,784
Western Alliance Bancorporation(a)	897,191	4,916,607
Wilshire Bancorp Inc.(a)	794,873	2,177,952
Wintrust Financial Corp.(b)	448,945	11,587,270

		711,698,510

BEVERAGES – 0.20%
Boston Beer Co. Inc. (The) Class A(a)(b)	106,311	7,728,810
Coca-Cola Bottling Co. Consolidated	58,708	3,255,946
Craft Brewers Alliance Inc.(a)(b)	132,671	744,284
Farmer Bros. Co.	85,554	471,402
National Beverage Corp.	144,620	2,192,439
Peet’s Coffee & Tea Inc.(a)(b)	165,212	9,192,396
Primo Water Corp.(a)(b)	190,233	1,072,914

		24,658,191

BIOTECHNOLOGY – 2.15%
Acorda Therapeutics Inc.(a)	505,614	10,092,055
Aegerion Pharmaceuticals Inc.(a)	119,089	1,508,858
Affymax Inc.(a)(b)	450,922	2,020,131
Affymetrix Inc.(a)(b)	901,062	4,415,204
AMAG Pharmaceuticals Inc.(a)	274,261	4,048,092
Arena Pharmaceuticals Inc.(a)(b)	1,855,677	2,690,732
ARIAD Pharmaceuticals Inc.(a)(b)	1,694,246	14,892,422
ArQule Inc.(a)	682,739	3,447,832
Astex Pharmaceuticals Inc.(a)	728,968	1,399,619
AVEO Pharmaceuticals Inc.(a)	402,898	6,200,600
BioCryst Pharmaceuticals Inc.(a)(b)	368,339	1,016,616
BioMimetic Therapeutics Inc.(a)(b)	244,642	807,319
BioSante Pharmaceuticals Inc.(a)(b)	1,420,628	3,239,032
Biotime Inc.(a)(b)	320,999	1,415,606
Cambrex Corp.(a)(b)	374,805	1,889,017
Cell Therapeutics Inc.(a)(b)	2,499,936	2,649,932
Celldex Therapeutics Inc.(a)(b)	562,319	1,284,899
Cleveland Biolabs Inc.(a)(b)	373,467	948,606
Complete Genomics Inc.(a)(b)	126,397	741,950
CryoLife Inc.(a)	361,434	1,622,839
Curis Inc.(a)(b)	982,728	3,105,420
Cytori Therapeutics Inc.(a)(b)	617,121	1,820,507
Enzo Biochem Inc.(a)	487,522	1,252,931
Enzon Pharmaceuticals Inc.(a)(b)	487,197	3,429,867
Exact Sciences Corp.(a)(b)	677,767	4,493,595
Exelixis Inc.(a)(b)	1,638,881	8,948,290
Genomic Health Inc.(a)(b)	220,246	4,841,007
Geron Corp.(a)(b)	1,672,008	3,544,657
GTx Inc.(a)(b)	287,615	963,510
Halozyme Therapeutics Inc.(a)(b)	1,059,930	6,507,970
Harvard Bioscience Inc.(a)(b)	293,302	1,237,734
ImmunoGen Inc.(a)(b)	964,652	10,572,586
Immunomedics Inc.(a)(b)	845,624	2,705,997
Incyte Corp.(a)(b)	1,135,903	15,868,565
Inhibitex Inc.(a)(b)	840,235	2,066,978
Insmed Inc.(a)(b)	325,863	1,661,901

Security	Shares	Value
Integra LifeSciences Holdings Corp.(a)(b)	267,800	$9,579,206
InterMune Inc.(a)	694,096	14,020,739
Lexicon Pharmaceuticals Inc.(a)(b)	2,190,387	2,014,937
Ligand Pharmaceuticals Inc. Class B(a)	252,970	3,460,630
Maxygen Inc.	390,223	2,134,520
Micromet Inc.(a)(b)	1,190,026	5,712,125
Momenta Pharmaceuticals Inc.(a)(b)	598,248	6,879,852
Nektar Therapeutics(a)	1,471,291	7,135,761
Novavax Inc.(a)(b)	1,224,080	1,970,769
Nymox Pharmaceutical Corp.(a)(b)	247,248	2,022,489
OncoGenex Pharmaceutical Inc.(a)(b)	123,817	1,213,407
Oncothyreon Inc.(a)(b)	544,960	3,258,861
Optimer Pharmaceuticals Inc.(a)(b)	599,648	8,299,128
Orexigen Therapeutics Inc.(a)(b)	410,440	816,776
Pacific Biosciences of California Inc.(a)(b)	440,608	1,414,352
PDL BioPharma Inc.	1,799,842	9,989,123
Peregrine Pharmaceuticals Inc.(a)(b)	1,021,799	1,113,761
PharmAthene Inc.(a)(b)	454,289	799,549
RTI Biologics Inc.(a)	712,895	2,345,425
Sangamo BioSciences Inc.(a)(b)	671,764	2,922,173
Savient Pharmaceuticals Inc.(a)(b)	907,505	3,720,770
Seattle Genetics Inc.(a)(b)	1,239,042	23,616,140
Sequenom Inc.(a)(b)	1,278,561	6,507,875
Sunesis Pharmaceuticals Inc.(a)(b)	362,578	445,971
Transcept Pharmaceuticals Inc.(a)(b)	68,192	451,431
Trius Therapeutics Inc.(a)(b)	98,610	621,243
Vical Inc.(a)(b)	920,906	2,283,847
ZIOPHARM Oncology Inc.(a)(b)	750,337	3,308,986

		267,412,722

BUILDING MATERIALS – 0.63%
AAON Inc.(b)	239,619	3,773,999
Apogee Enterprises Inc.	360,165	3,093,817
Broadwind Energy Inc.(a)(b)	1,796,821	575,162
Builders FirstSource Inc.(a)(b)	575,671	731,102
Comfort Systems USA Inc.	484,142	4,028,061
Drew Industries Inc.	244,419	4,883,492
Eagle Materials Inc.	570,272	9,495,029
Interline Brands Inc.(a)(b)	426,834	5,493,354
LSI Industries Inc.	248,195	1,546,255
NCI Building Systems Inc.(a)	254,137	1,921,276
Quanex Building Products Corp.	485,007	5,310,827
Simpson Manufacturing Co. Inc.	533,880	13,309,628
Texas Industries Inc.(b)	292,910	9,296,963
Trex Co. Inc.(a)(b)	204,259	3,274,272
Universal Forest Products Inc.	253,335	6,092,707
USG Corp.(a)(b)	914,496	6,154,558

		78,980,502

CHEMICALS – 1.83%
A. Schulman Inc.	395,612	6,721,448
Aceto Corp.	339,338	1,795,098
American Vanguard Corp.	284,664	3,176,850
Arch Chemicals Inc.	300,413	14,095,378
Balchem Corp.	370,562	13,825,668
Chase Corp.	81,609	877,297
Chemtura Corp.(a)	1,234,218	12,379,207
Codexis Inc.(a)(b)	312,696	1,429,021
Ferro Corp.(a)(b)	1,109,371	6,822,632
Georgia Gulf Corp.(a)(b)	441,057	6,099,818
H.B. Fuller Co.	634,820	11,566,420

30

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
Hawkins Inc.	111,457	$3,548,791
Innophos Holdings Inc.	278,310	11,096,220
Innospec Inc.(a)(b)	305,359	7,392,741
KMG Chemicals Inc.	92,187	1,135,744
Kraton Performance Polymers Inc.(a)	413,058	6,683,278
Landec Corp.(a)	340,871	1,813,434
Minerals Technologies Inc.	234,887	11,572,882
NewMarket Corp.	115,606	17,557,083
NL Industries Inc.	86,359	1,082,078
Olin Corp.	1,022,325	18,412,073
OM Group Inc.(a)(b)	397,901	10,333,489
OMNOVA Solutions Inc.(a)(b)	578,763	2,071,972
PolyOne Corp.	1,198,516	12,836,106
Quaker Chemical Corp.	167,117	4,331,673
Sensient Technologies Corp.	644,129	20,966,399
Spartech Corp.(a)(b)	398,969	1,276,701
Stepan Co.	104,604	7,027,297
TPC Group Inc.(a)	171,432	3,442,355
Zep Inc.	284,362	4,271,117
Zoltek Companies Inc.(a)(b)	356,837	2,294,462

		227,934,732

COAL – 0.24%
Cloud Peak Energy Inc.(a)	782,128	13,257,069
Hallador Energy Co.(b)	56,941	487,415
James River Coal Co.(a)(b)	465,302	2,963,974
L&L Energy Inc.(a)(b)	284,150	767,205
Patriot Coal Corp.(a)(b)	1,179,254	9,976,489
SunCoke Energy Inc.(a)	173,047	1,903,517
Westmoreland Coal Co.(a)	133,299	1,034,400

		30,390,069

COMMERCIAL SERVICES – 6.83%
ABM Industries Inc.	680,931	12,978,545
Accretive Health Inc.(a)(b)	513,634	10,904,450
Advance America Cash Advance Centers Inc.	704,066	5,181,926
Advisory Board Co. (The)(a)(b)	204,001	13,164,185
Albany Molecular Research Inc.(a)	286,536	808,031
American Public Education Inc.(a)(b)	230,868	7,849,512
AMN Healthcare Services Inc.(a)	507,884	2,036,615
Arbitron Inc.	348,012	11,512,237
Avis Budget Group Inc.(a)(b)	1,345,656	13,012,493
Barrett Business Services Inc.	98,433	1,372,156
Bridgepoint Education Inc.(a)(b)	228,445	3,984,081
Capella Education Co.(a)(b)	201,436	5,716,754
Cardtronics Inc.(a)	552,969	12,674,049
Cass Information Systems Inc.	108,128	3,357,374
CBIZ Inc.(a)(b)	515,599	3,397,797
CDI Corp.	162,045	1,730,641
Cenveo Inc.(a)(b)	706,398	2,126,258
Chemed Corp.	272,866	14,996,715
Coinstar Inc.(a)(b)	402,623	16,104,920
Compass Diversified Holdings	520,676	6,341,834
Consolidated Graphics Inc.(a)(b)	114,985	4,200,402
Convergys Corp.(a)	1,348,840	12,652,119
Corinthian Colleges Inc.(a)(b)	1,000,224	1,560,349
Corporate Executive Board Co. (The)	442,962	13,200,268
CorVel Corp.(a)	79,078	3,360,815
CoStar Group Inc.(a)(b)	324,009	16,838,748
CRA International Inc.(a)	139,307	2,787,533
Cross Country Healthcare Inc.(a)(b)	357,967	1,496,302

Security	Shares	Value
Deluxe Corp.	659,750	$12,271,350
DFC Global Corp.(a)	558,108	12,194,660
Dollar Thrifty Automotive Group Inc.(a)(b)	371,576	20,919,729
Electro Rent Corp.	240,391	3,319,800
Essex Rental Corp.(a)(b)	218,248	536,890
Euronet Worldwide Inc.(a)(b)	659,539	10,381,144
ExamWorks Group Inc.(a)	349,281	3,555,681
ExlService Holdings Inc.(a)(b)	210,830	4,638,260
Exponent Inc.(a)(b)	179,541	7,420,430
Forrester Research Inc.	188,628	6,132,296
Franklin Covey Co.(a)	169,952	1,291,635
FTI Consulting Inc.(a)(b)	539,911	19,874,124
GEO Group Inc. (The)(a)	831,915	15,440,342
Global Cash Access Inc.(a)	700,397	1,793,016
Grand Canyon Education Inc.(a)(b)	366,617	5,920,865
Great Lakes Dredge & Dock Corp.	754,887	3,072,390
H&E Equipment Services Inc.(a)	366,473	3,023,402
Hackett Group Inc. (The)(a)	387,866	1,446,740
Healthcare Services Group Inc.	852,963	13,766,823
HealthSpring Inc.(a)	869,844	31,714,512
Heartland Payment Systems Inc.	495,505	9,771,359
Heidrick & Struggles International Inc.	232,506	3,824,724
Hill International Inc.(a)(b)	319,220	1,493,950
Hillenbrand Inc.	804,803	14,808,375
HMS Holdings Corp.(a)(b)	1,087,719	26,529,466
Hudson Highland Group Inc.(a)	417,707	1,428,558
Huron Consulting Group Inc.(a)(b)	284,299	8,850,228
ICF International Inc.(a)(b)	254,681	4,790,550
Insperity Inc.	295,404	6,572,739
Intersections Inc.	117,151	1,505,390
K12 Inc.(a)(b)	333,812	8,498,853
Kelly Services Inc. Class A(b)	348,093	3,968,260
Kenexa Corp.(a)(b)	337,477	5,278,140
Kforce Inc.(a)(b)	432,321	4,241,069
Korn/Ferry International(a)	601,593	7,333,419
Landauer Inc.	120,643	5,976,654
Lincoln Educational Services Corp.	289,029	2,338,245
Live Nation Entertainment Inc.(a)	1,811,625	14,511,116
Mac-Gray Corp.	151,545	1,956,446
MAXIMUS Inc.	445,922	15,562,678
McGrath RentCorp	311,225	7,404,043
Medifast Inc.(a)(b)	181,282	2,927,704
Michael Baker Corp.(a)	110,813	2,119,853
Monro Muffler Brake Inc.	391,268	12,900,106
Multi-Color Corp.	148,779	3,360,918
National American University Holdings Inc.	112,864	808,106
National Research Corp.	23,254	770,638
Navigant Consulting Inc.(a)(b)	660,246	6,120,480
Odyssey Marine Exploration
Inc.(a)(b)	942,953	2,319,664
On Assignment Inc.(a)(b)	474,174	3,352,410
PAREXEL International Corp.(a)(b)	755,561	14,302,770
Pendrell Corp.(a)(b)	1,957,764	4,404,969
PHH Corp.(a)	723,511	11,634,057
PRGX Global Inc.(a)(b)	248,915	1,174,879
Providence Service Corp. (The)(a)(b)	165,050	1,757,782
Quad Graphics Inc.	322,748	5,832,056
Rent-A-Center Inc.	818,480	22,467,276
Resources Connection Inc.	593,329	5,802,758
Rollins Inc.	815,985	15,267,079
RPX Corp.(a)	122,561	2,538,238
RSC Holdings Inc.(a)	874,037	6,231,884
Saba Software Inc.(a)	374,436	2,156,751
Senomyx Inc.(a)(b)	504,230	1,769,847

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
ServiceSource International Inc.(a)(b)	133,191	$1,759,453
Sotheby’s	867,322	23,912,068
Standard Parking Corp.(a)(b)	207,898	3,251,525
Steiner Leisure Ltd.(a)(b)	193,493	7,888,710
Stewart Enterprises Inc. Class A	1,008,346	5,999,659
Strayer Education Inc.(b)	157,287	12,059,194
SuccessFactors Inc.(a)(b)	1,069,864	24,596,173
Swisher Hygiene Inc.(a)(b)	1,081,286	4,379,208
Team Health Holdings Inc.(a)	344,092	5,649,991
Team Inc.(a)	251,925	5,285,386
TeleTech Holdings Inc.(a)(b)	323,964	4,937,211
TMS International Corp.(a)	164,113	1,194,743
TNS Inc.(a)(b)	325,765	6,124,382
Transcend Services Inc.(a)	113,195	2,551,415
TrueBlue Inc.(a)(b)	574,925	6,513,900
United Rentals Inc.(a)(b)	804,200	13,542,728
Universal Technical Institute Inc.(a)	277,359	3,769,309
Valassis Communications Inc.(a)(b)	630,515	11,815,851
Viad Corp.	260,461	4,422,628
VirnetX Holding Corp.(a)(b)	522,140	7,826,879
Wright Express Corp.(a)(b)	496,770	18,897,131
Zillow Inc.(a)	53,289	1,457,454
Zipcar Inc.(a)(b)	131,521	2,367,378

		850,928,061

COMPUTERS – 2.17%
3D Systems Corp.(a)(b)	536,331	7,503,271
Agilysys Inc.(a)	227,894	1,624,884
CACI International Inc. Class A(a)(b)	387,371	19,345,308
Carbonite Inc.(a)	93,230	1,122,489
CIBER Inc.(a)(b)	817,396	2,476,710
Computer Task Group Inc.(a)	193,774	2,164,456
Cray Inc.(a)(b)	465,599	2,472,331
Digimarc Corp.(a)	80,775	2,050,070
Dot Hill Systems Corp.(a)(b)	719,810	1,086,913
Dynamics Research Corp.(a)	114,644	1,022,624
Echelon Corp.(a)(b)	449,488	3,150,911
Electronics For Imaging Inc.(a)(b)	599,473	8,074,901
Furmanite Corp.(a)(b)	474,924	2,569,339
iGATE Corp.	400,217	4,618,504
Imation Corp.(a)(b)	392,340	2,868,005
Immersion Corp.(a)	366,881	2,193,948
Insight Enterprises Inc.(a)(b)	602,044	9,114,946
Jack Henry & Associates Inc.	1,108,158	32,114,419
Keyw Holding Corp. (The)(a)(b)	243,408	1,730,631
Limelight Networks Inc.(a)(b)	888,260	2,096,294
LivePerson Inc.(a)	680,263	6,768,617
Magma Design Automation
Inc.(a)(b)	872,678	3,970,685
Manhattan Associates Inc.(a)(b)	278,869	9,224,987
Maxwell Technologies Inc.(a)(b)	357,549	6,582,477
Mentor Graphics Corp.(a)	1,235,314	11,883,721
Mercury Computer Systems Inc.(a)(b)	390,349	4,489,014
MTS Systems Corp.	201,405	6,171,049
NCI Inc. Class A(a)(b)	86,232	1,028,748
Ness Technologies Inc.(a)(b)	428,522	3,282,479
NetScout Systems Inc.(a)(b)	482,694	5,512,365
OCZ Technology Group Inc.(a)(b)	665,114	3,225,803
Quantum Corp.(a)	2,885,902	5,223,483
RadiSys Corp.(a)	251,389	1,538,501
RealD Inc.(a)	534,287	4,995,583
Rimage Corp.	123,159	1,557,961
Sigma Designs Inc.(a)(b)	417,132	3,270,315

Security	Shares	Value
Silicon Graphics International Corp.(a)(b)	403,423	$4,808,802
Spansion Inc. Class A(a)	644,733	7,878,637
STEC Inc.(a)(b)	530,208	5,376,309
Stratasys Inc.(a)(b)	272,185	5,046,310
Stream Global Services Inc.(a)(b)	116,751	240,507
Super Micro Computer Inc.(a)(b)	348,478	4,366,429
Sykes Enterprises Inc.(a)(b)	539,470	8,065,076
Synaptics Inc.(a)(b)	413,401	9,880,284
Syntel Inc.	197,674	8,537,540
Tyler Technologies Inc.(a)(b)	411,599	10,405,223
Unisys Corp.(a)(b)	552,721	8,672,192
Virtusa Corp.(a)	193,735	2,557,302
Wave Systems Corp. Class A(a)(b)	1,056,027	2,471,103
Xyratex Ltd.(b)	405,196	3,756,167

		270,188,623

COSMETICS & PERSONAL CARE – 0.11%
Elizabeth Arden Inc.(a)(b)	313,777	8,923,818
Inter Parfums Inc.	209,502	3,236,806
Revlon Inc. Class A(a)	140,153	1,726,685

		13,887,309

DISTRIBUTION & WHOLESALE – 1.04%
Beacon Roofing Supply Inc.(a)	590,233	9,437,826
Brightpoint Inc.(a)(b)	873,960	8,049,172
Central European Distribution Corp.(a)(b)	935,951	6,561,017
Chindex International Inc.(a)	146,998	1,295,052
Core-Mark Holding Co. Inc.(a)	147,575	4,520,222
Houston Wire & Cable Co.	228,300	2,623,167
MWI Veterinary Supply Inc.(a)	161,155	11,090,687
Owens & Minor Inc.	818,630	23,314,582
Pool Corp.	619,501	16,218,536
Rentrak Corp.(a)	121,211	1,526,047
ScanSource Inc.(a)(b)	347,176	10,262,523
United Stationers Inc.	591,425	16,116,331
Watsco Inc.	361,221	18,458,393

		129,473,555

DIVERSIFIED FINANCIAL SERVICES – 1.84%
Apollo Residential Mortgage Inc.(a)	149,178	2,446,519
Artio Global Investors Inc. Class A	409,419	3,258,975
BGC Partners Inc. Class A	975,978	5,885,147
Calamos Asset Management Inc. Class A	243,771	2,440,148
California First National Bancorp	25,820	395,304
CIFC Corp.(a)	150,972	653,709
Cohen & Steers Inc.(b)	229,123	6,587,286
Cowen Group Inc. Class A(a)	859,920	2,330,383
Credit Acceptance Corp.(a)(b)	86,316	5,555,298
Diamond Hill Investment Group Inc.	33,950	2,355,791
Doral Financial Corp.(a)	1,621,886	1,767,856
Duff & Phelps Corp. Class A	396,418	4,225,816
Edelman Financial Group Inc.	262,131	1,693,366
Encore Capital Group Inc.(a)	206,011	4,501,340
Epoch Holding Corp.	194,572	2,640,342
Evercore Partners Inc. Class A	270,275	6,162,270
FBR & Co.(a)	653,142	1,554,478
Federal Agricultural Mortgage Corp. Class C NVS	126,691	2,410,930
Financial Engines Inc.(a)(b)	491,094	8,893,712
First Marblehead Corp. (The)(a)	720,365	734,772
FXCM Inc.(b)	223,697	3,136,232

32

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
GAIN Capital Holdings Inc.(a)(b)	99,274	$624,433
GAMCO Investors Inc. Class A	87,529	3,447,767
GFI Group Inc.	901,604	3,624,448
Gleacher & Co. Inc.(a)	1,017,721	1,211,088
Higher One Holdings Inc.(a)(b)	394,949	6,425,820
Imperial Holdings Inc.(a)	224,509	538,822
INTL FCStone Inc.(a)	169,229	3,513,194
Investment Technology Group Inc.(a)(b)	527,930	5,168,435
JMP Group Inc.	192,993	1,121,289
KBW Inc.	466,343	6,430,870
Knight Capital Group Inc. Class A(a)(b)	1,290,432	15,691,653
Ladenburg Thalmann Financial Services Inc.(a)(b)	1,407,807	2,182,101
MarketAxess Holdings Inc.	369,594	9,616,836
Marlin Business Services Corp.(a)	110,051	1,166,541
MF Global Holdings Ltd.(a)(b)	2,098,129	8,665,273
National Financial Partners Corp.(a)(b)	569,212	6,227,179
Nelnet Inc. Class A	330,425	6,205,382
Netspend Holdings Inc.(a)(b)	381,228	1,959,512
NewStar Financial Inc.(a)	350,960	3,277,966
Nicholas Financial Inc.(b)	123,831	1,209,829
Ocwen Financial Corp.(a)	957,262	12,645,431
Oppenheimer Holdings Inc. Class A	132,465	2,124,739
Piper Jaffray Companies Inc.(a)	206,586	3,704,087
Portfolio Recovery Associates Inc.(a)(b)	219,540	13,659,779
Pzena Investment Management Inc. Class A	111,010	364,113
SeaCube Container Leasing Ltd.	142,509	1,728,634
Stifel Financial Corp.(a)	689,980	18,325,869
Student Loan Corp. (The) Escrow(a)(c)	61,000	152,500
SWS Group Inc.	371,372	1,741,735
Teton Advisors Inc. Class B(a)(b)(c)	1,397	23,539
Virtus Investment Partners Inc.(a)	70,055	3,756,349
Westwood Holdings Group Inc.	82,180	2,839,319
World Acceptance Corp.(a)(b)	192,981	10,797,287

		229,801,493

ELECTRIC – 2.33%
ALLETE Inc.	409,096	14,985,187
Ameresco Inc. Class A(a)(b)	226,102	2,297,196
Atlantic Power Corp.(a)(b)	879,820	12,484,646
Avista Corp.	738,778	17,619,855
Black Hills Corp.(b)	506,409	15,516,372
Central Vermont Public Service Corp.	173,414	6,105,907
CH Energy Group Inc.	200,270	10,448,086
Cleco Corp.	782,966	26,730,459
Dynegy Inc.(a)	1,316,669	5,424,676
El Paso Electric Co.	540,703	17,351,159
Empire District Electric Co. (The)	538,188	10,430,083
EnerNOC Inc.(a)(b)	297,646	2,678,814
IDACORP Inc.	636,443	24,044,817
MGE Energy Inc.	297,772	12,110,387
NorthWestern Corp.	465,632	14,872,286
Ormat Technologies Inc.(b)	229,838	3,695,795
Otter Tail Corp.	462,025	8,455,058
Pike Electric Corp.(a)(b)	210,491	1,425,024
PNM Resources Inc.	1,113,431	18,293,671
Portland General Electric Co.	965,551	22,873,903
UIL Holdings Corp.	647,619	21,326,094
UniSource Energy Corp.	470,898	16,994,709
Unitil Corp.	140,379	3,604,933

		289,769,117

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 0.92%
A123 Systems Inc.(a)(b)	1,149,902	$3,955,663
Active Power Inc.(a)(b)	1,019,294	1,314,889
Advanced Energy Industries Inc.(a)(b)	564,044	4,862,059
American Superconductor Corp.(a)(b)	572,698	2,250,703
Belden Inc.	609,664	15,723,235
Capstone Turbine Corp.(a)(b)	3,198,458	3,198,458
Coleman Cable Inc.(a)	106,898	904,357
Encore Wire Corp.	237,141	4,880,362
EnerSys Inc.(a)(b)	644,522	12,903,330
Generac Holdings Inc.(a)	322,827	6,072,376
Graham Corp.	126,905	2,111,699
Greatbatch Inc.(a)(b)	298,356	5,970,104
Insteel Industries Inc.	226,994	2,285,830
Littelfuse Inc.	291,809	11,733,640
Powell Industries Inc.(a)(b)	113,251	3,507,383
Power-One Inc.(a)(b)	884,850	3,981,825
PowerSecure International Inc.(a)(b)	239,954	1,134,982
SatCon Technology Corp.(a)(b)	1,162,863	1,104,720
Universal Display Corp.(a)(b)	493,304	23,648,994
Valence Technology Inc.(a)(b)	952,340	990,434
Vicor Corp.	251,383	2,199,601

		114,734,644

ELECTRONICS – 2.12%
American Science and Engineering Inc.	116,278	7,098,772
Analogic Corp.	161,233	7,321,590
Badger Meter Inc.	192,855	5,579,295
Bel Fuse Inc. Class B	135,382	2,110,605
Benchmark Electronics Inc.(a)(b)	781,943	10,173,078
Brady Corp. Class A	610,075	16,124,282
Checkpoint Systems Inc.(a)(b)	517,565	7,028,533
Coherent Inc.(a)	321,761	13,822,853
CTS Corp.	449,651	3,655,663
Cubic Corp.	203,830	7,963,638
Cymer Inc.(a)(b)	391,777	14,566,269
Daktronics Inc.	449,880	3,859,970
DDi Corp.	192,206	1,391,571
Electro Scientific Industries Inc.(a)(b)	295,892	3,518,156
FARO Technologies Inc.(a)(b)	209,127	6,597,957
FEI Co.(a)(b)	495,598	14,848,116
Fluidigm Corp.(a)(b)	87,618	1,220,519
Identive Group Inc.(a)(b)	493,090	981,249
II-VI Inc.(a)(b)	663,746	11,615,555
Kemet Corp.(a)	570,392	4,078,303
LeCroy Corp.(a)	208,913	1,650,413
Measurement Specialties
Inc.(a)(b)	193,491	5,023,026
Methode Electronics Inc.	473,548	3,518,462
Multi-Fineline Electronix Inc.(a)	116,494	2,322,890
NVE Corp.(a)(b)	61,044	3,702,929
OSI Systems Inc.(a)(b)	245,126	8,216,623
OYO Geospace Corp.(a)(b)	55,378	3,117,228
Park Electrochemical Corp.	265,353	5,670,594
Plexus Corp.(a)(b)	456,067	10,316,236
Pulse Electronics Corp.	537,266	1,536,581
Rofin-Sinar Technologies Inc.(a)(b)	366,485	7,036,512
Rogers Corp.(a)(b)	204,798	8,013,746
Sanmina-SCI Corp.(a)	1,030,516	6,883,847
SRS Labs Inc.(a)(b)	153,591	1,099,712
Stoneridge Inc.(a)(b)	344,538	1,798,488
Taser International Inc.(a)(b)	779,128	3,358,042

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
TTM Technologies Inc.(a)	670,616	$6,377,558
Viasystems Group Inc.(a)(b)	37,804	664,972
Vishay Precision Group Inc.(a)	163,069	2,149,249
Watts Water Technologies Inc. Class A	386,258	10,293,776
Woodward Inc.	790,736	21,666,166
X-Rite Inc.(a)(b)	342,232	1,276,525
Zagg Inc.(a)(b)	286,791	2,844,967
Zygo Corp.(a)	204,984	2,369,615

		264,464,131

ENERGY – ALTERNATE SOURCES – 0.20%
Amyris Inc.(a)(b)	230,099	4,657,204
Clean Energy Fuels Corp.(a)(b)	638,020	7,094,782
Ener1 Inc.(a)(b)	931,343	127,594
FuelCell Energy Inc.(a)(b)	1,582,911	1,329,487
FutureFuel Corp.	238,606	2,481,502
Gevo Inc.(a)	75,902	422,774
Green Plains Renewable Energy Inc.(a)(b)	273,681	2,553,444
Headwaters Inc.(a)	772,467	1,112,352
KiOR Inc. Class A(a)	140,098	2,905,633
Solazyme Inc.(a)	139,791	1,343,392
Syntroleum Corp.(a)(b)	1,153,989	992,546

		25,020,710

ENGINEERING & CONSTRUCTION – 0.52%
Argan Inc.(a)(b)	100,323	1,021,288
Dycom Industries Inc.(a)	452,177	6,918,308
EMCOR Group Inc.(a)(b)	857,953	17,442,184
Granite Construction Inc.	495,713	9,304,533
Insituform Technologies Inc. Class A(a)(b)	506,107	5,860,719
Layne Christensen Co.(a)(b)	251,215	5,803,067
Mistras Group Inc.(a)	189,417	3,326,163
MYR Group Inc.(a)	257,275	4,538,331
Orion Marine Group Inc.(a)	347,258	2,003,679
Sterling Construction Co. Inc.(a)(b)	216,896	2,422,728
Tutor Perini Corp.	403,251	4,633,354
VSE Corp.	53,748	1,390,998

		64,665,352

ENTERTAINMENT – 0.92%
Ascent Media Corp. Class A(a)	185,488	7,293,388
Churchill Downs Inc.	162,533	6,343,663
Cinemark Holdings Inc.	1,190,924	22,484,645
International Speedway Corp. Class A	378,168	8,637,357
Isle of Capri Casinos Inc.(a)	260,055	1,258,666
Lions Gate Entertainment Corp.(a)(b)	578,773	3,993,534
National CineMedia Inc.	710,175	10,304,639
Pinnacle Entertainment Inc.(a)(b)	793,040	7,200,803
Scientific Games Corp. Class A(a)	743,989	5,297,202
Shuffle Master Inc.(a)	690,721	5,808,964
Six Flags Entertainment Corp.	534,835	14,825,626
Speedway Motorsports Inc.	152,603	1,843,444
Steinway Musical Instruments Inc.(a)(b)	83,962	1,810,221
Vail Resorts Inc.	462,554	17,479,916

		114,582,068

ENVIRONMENTAL CONTROL – 0.84%
Calgon Carbon Corp.(a)	727,536	10,600,200
Casella Waste Systems Inc. Class A(a)	322,631	1,697,039

Security	Shares	Value
Clean Harbors Inc.(a)(b)	601,308	$30,847,100
Darling International Inc.(a)(b)	1,502,870	18,921,133
Energy Recovery Inc.(a)(b)	582,683	1,753,876
EnergySolutions Inc.(a)	1,022,790	3,610,449
Fuel Tech Inc.(a)(b)	234,774	1,366,385
Heritage-Crystal Clean Inc.(a)	60,777	1,103,710
Met-Pro Corp.	195,998	1,681,663
Metalico Inc.(a)(b)	511,257	1,993,902
Mine Safety Appliances Co.	348,167	9,386,582
Rentech Inc.(a)(b)	2,364,333	1,844,653
Tetra Tech Inc.(a)(b)	800,608	15,003,394
TRC Companies Inc.(a)(b)	225,901	679,962
US Ecology Inc.	234,958	3,634,800
WCA Waste Corp.(a)(b)	214,481	909,400

		105,034,248

FOOD – 2.05%
Arden Group Inc. Class A	14,767	1,173,977
B&G Foods Inc. Class A	615,431	10,265,389
Cal-Maine Foods Inc.(b)	181,302	5,698,322
Calavo Growers Inc.	150,896	3,096,386
Chefs’ Warehouse Holdings LLC(a)	134,247	1,578,745
Chiquita Brands International Inc.(a)	580,515	4,841,495
Diamond Foods Inc.(b)	282,706	22,557,112
Dole Food Co. Inc.(a)(b)	459,083	4,590,830
Fresh Del Monte Produce Inc.(b)	470,102	10,906,366
Fresh Market Inc. (The)(a)(b)	360,819	13,768,853
Hain Celestial Group Inc.(a)(b)	459,990	14,052,694
Imperial Sugar Co.	157,396	1,013,630
Ingles Markets Inc. Class A	162,299	2,311,138
J&J Snack Foods Corp.	183,282	8,806,700
Lifeway Foods Inc.(a)(b)	59,645	636,412
M&F Worldwide Corp.(a)(b)	136,176	3,352,653
Nash-Finch Co.	158,057	4,256,475
Pilgrim’s Pride Corp.(a)(b)	642,045	2,741,532
Ruddick Corp.	630,943	24,600,468
Sanderson Farms Inc.(b)	284,310	13,504,725
Seaboard Corp.	3,997	7,202,554
Seneca Foods Corp. Class A(a)	118,509	2,346,478
Smart Balance Inc.(a)	763,543	4,504,904
Snyders-Lance Inc.	606,543	12,646,422
Spartan Stores Inc.	294,411	4,557,482
Tootsie Roll Industries Inc.(b)	304,674	7,348,737
TreeHouse Foods Inc.(a)(b)	455,851	28,189,826
United Natural Foods Inc.(a)(b)	620,071	22,967,430
Village Super Market Inc. Class A	79,636	1,906,486
Weis Markets Inc.	140,700	5,214,342
Winn-Dixie Stores Inc.(a)(b)	713,282	4,222,629

		254,861,192

FOREST PRODUCTS & PAPER – 0.78%
Boise Inc.	1,342,899	6,942,788
Buckeye Technologies Inc.	512,081	12,346,273
Clearwater Paper Corp.(a)	295,524	10,041,906
Deltic Timber Corp.	138,163	8,245,568
KapStone Paper and Packaging Corp.(a)	503,708	6,996,504
Louisiana-Pacific Corp.(a)(b)	1,694,335	8,641,108
Neenah Paper Inc.	192,148	2,724,659
P.H. Glatfelter Co.	590,322	7,798,154
Potlatch Corp.(b)	515,873	16,260,317
Schweitzer-Mauduit International Inc.	206,644	11,545,200

34

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
Verso Paper Corp.(a)	187,006	$312,300
Wausau Paper Corp.	631,052	4,032,422
Xerium Technologies Inc.(a)(b)	140,285	1,468,784

		97,355,983

GAS – 1.43%
Chesapeake Utilities Corp.	122,456	4,911,710
Laclede Group Inc. (The)	289,021	11,199,564
New Jersey Resources Corp.	531,299	22,617,399
Nicor Inc.	584,678	32,163,137
Northwest Natural Gas Co.	343,134	15,132,209
Piedmont Natural Gas Co.	921,716	26,628,375
South Jersey Industries Inc.	384,757	19,141,661
Southwest Gas Corp.	588,484	21,285,466
WGL Holdings Inc.	658,804	25,739,472

		178,818,993

HAND & MACHINE TOOLS – 0.09%
Franklin Electric Co. Inc.	298,503	10,829,689

		10,829,689

HEALTH CARE – PRODUCTS – 3.61%
Abaxis Inc.(a)(b)	288,411	6,607,496
ABIOMED Inc.(a)(b)	408,342	4,504,012
Accuray Inc.(a)(b)	883,087	3,550,010
Align Technology Inc.(a)	786,404	11,929,749
Alphatec Holdings Inc.(a)(b)	687,110	1,449,802
AngioDynamics Inc.(a)(b)	320,414	4,210,240
Arthrocare Corp.(a)	350,116	10,072,837
AtriCure Inc.(a)(b)	179,006	1,743,518
Atrion Corp.	20,278	4,205,454
Bacterin International Holdings Inc.(a)(b)	284,377	568,754
BG Medicine Inc.(a)	97,890	347,510
BIOLASE Technology Inc.(a)(b)	365,492	1,096,476
Caliper Life Sciences Inc.(a)	612,186	6,409,587
Cantel Medical Corp.	172,781	3,649,135
CardioNet Inc.(a)	310,477	931,431
Cardiovascular Systems Inc.(a)(b)	185,746	2,115,647
Cepheid Inc.(a)	793,017	30,792,850
Cerus Corp.(a)(b)	604,639	1,281,835
Columbia Laboratories Inc.(a)(b)	769,830	1,501,169
Conceptus Inc.(a)	399,773	4,185,623
CONMED Corp.(a)(b)	362,851	8,349,202
Cyberonics Inc.(a)	364,246	10,308,162
Cynosure Inc. Class A(a)	123,059	1,241,665
Delcath Systems Inc.(a)(b)	622,258	2,078,342
DexCom Inc.(a)	862,750	10,353,000
Endologix Inc.(a)	626,818	6,293,253
Exactech Inc.(a)(b)	110,017	1,549,039
Female Health Co. (The)(b)	235,294	960,000
Haemonetics Corp.(a)(b)	329,880	19,291,382
Hanger Orthopedic Group Inc.(a)(b)	429,561	8,114,407
Hansen Medical Inc.(a)(b)	621,080	2,061,986
HeartWare International Inc.(a)(b)	154,438	9,947,352
ICU Medical Inc.(a)(b)	156,528	5,760,230
Insulet Corp.(a)(b)	591,896	9,032,333
Invacare Corp.	369,409	8,511,183
IRIS International Inc.(a)	225,733	2,024,825
Kensey Nash Corp.(a)(b)	112,455	2,755,148
Luminex Corp.(a)	485,322	10,759,589

Security	Shares	Value
MAKO Surgical Corp.(a)(b)	411,139	$14,069,177
Masimo Corp.	674,142	14,595,174
Medical Action Industries Inc.(a)(b)	208,727	1,054,071
MEDTOX Scientific Inc.	96,463	1,262,701
Merge Healthcare Inc.(a)	667,130	4,062,822
Meridian Bioscience Inc.(b)	526,321	8,284,293
Merit Medical Systems Inc.(a)(b)	537,669	7,064,971
Metabolix Inc.(a)(b)	435,206	1,906,202
Microvision Inc.(a)(b)	1,339,083	910,710
Natus Medical Inc.(a)	370,259	3,521,163
Neoprobe Corp.(a)(b)	1,223,360	3,621,146
NuVasive Inc.(a)(b)	508,213	8,675,196
NxStage Medical Inc.(a)	573,089	11,954,637
OraSure Technologies Inc.(a)(b)	596,688	4,749,636
Orthofix International NV(a)(b)	231,634	7,993,689
Palomar Medical Technologies Inc.(a)(b)	252,509	1,989,771
PSS World Medical Inc.(a)(b)	711,802	14,015,381
Quidel Corp.(a)(b)	369,363	6,046,472
Rockwell Medical Technologies Inc.(a)(b)	204,346	1,667,463
Solta Medical Inc.(a)(b)	772,193	965,241
SonoSite Inc.(a)	146,147	4,434,100
Spectranetics Corp.(a)(b)	429,920	3,069,629
Staar Surgical Co.(a)	456,076	3,557,393
Stereotaxis Inc.(a)(b)	561,958	623,773
Steris Corp.(b)	762,019	22,304,296
SurModics Inc.(a)	197,010	1,792,791
Symmetry Medical Inc.(a)	472,096	3,644,581
Synergetics USA Inc.(a)(b)	283,483	1,527,973
Synovis Life Technologies Inc.(a)(b)	147,715	2,466,841
Tornier NV(a)(b)	134,923	2,764,572
Unilife Corp.(a)(b)	746,592	3,135,686
Uroplasty Inc.(a)(b)	263,289	1,276,952
Vascular Solutions Inc.(a)	218,408	2,500,772
Volcano Corp.(a)(b)	669,473	19,836,485
West Pharmaceutical Services Inc.	430,079	15,955,931
Wright Medical Group Inc.(a)(b)	502,364	8,982,268
Young Innovations Inc.	72,928	2,078,448
Zoll Medical Corp.(a)	281,170	10,611,356

		449,517,996

HEALTH CARE – SERVICES – 1.51%
Air Methods Corp.(a)	145,637	9,272,708
Alliance Healthcare Services Inc.(a)(b)	319,246	363,940
Almost Family Inc.(a)	105,928	1,761,583
Amedisys Inc.(a)(b)	379,754	5,627,954
American Dental Partners Inc.(a)	198,866	1,921,045
AmSurg Corp.(a)(b)	401,118	9,025,155
Assisted Living Concepts Inc. Class A	250,657	3,175,824
Bio-Reference Laboratories Inc.(a)(b)	317,904	5,852,613
Capital Senior Living Corp.(a)	352,215	2,173,166
Centene Corp.(a)	643,561	18,450,894
Continucare Corp.(a)(b)	392,489	2,504,080
Emeritus Corp.(a)(b)	394,120	5,557,092
Ensign Group Inc. (The)	210,778	4,871,080
Five Star Quality Care Inc.(a)	543,162	1,357,905
Gentiva Health Services Inc.(a)(b)	395,267	2,181,874
HealthSouth Corp.(a)(b)	1,224,020	18,274,619
Healthways Inc.(a)(b)	442,958	4,354,277
IPC The Hospitalist Co. Inc.(a)(b)	210,768	7,522,310
Kindred Healthcare Inc.(a)	665,472	5,736,369
LHC Group Inc.(a)(b)	202,507	3,454,769
Magellan Health Services Inc.(a)	411,245	19,863,133

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
Metropolitan Health Networks Inc.(a)	527,881	$2,396,580
Molina Healthcare Inc.(a)	361,640	5,583,722
National Healthcare Corp.	132,384	4,276,003
Neostem Inc.(a)(b)	619,410	402,616
RadNet Inc.(a)(b)	388,547	948,055
Select Medical Holdings Corp.(a)	572,038	3,815,493
Skilled Healthcare Group Inc. Class A(a)(b)	250,235	903,348
Sun Healthcare Group Inc.(a)	321,217	867,286
Sunrise Senior Living Inc.(a)(b)	742,236	3,436,553
Triple-S Management Corp. Class B(a)(b)	257,801	4,318,167
U.S. Physical Therapy Inc.	155,425	2,878,471
Vanguard Health Systems Inc.(a)	395,854	4,021,877
WellCare Health Plans Inc.(a)	546,638	20,761,311

		187,911,872

HOLDING COMPANIES – DIVERSIFIED – 0.09%
Harbinger Group Inc.(a)	114,788	581,975
Heckmann Corp.(a)(b)	1,182,870	6,257,382
Horizon Pharma Inc.	71,333	498,618
Primoris Services Corp.	349,518	3,655,958

		10,993,933

HOME BUILDERS – 0.31%
Beazer Homes USA Inc.(a)(b)	970,790	1,465,893
Cavco Industries Inc.(a)	87,567	3,015,807
Hovnanian Enterprises Inc. Class A(a)(b)	794,170	968,887
KB Home(b)	988,737	5,793,999
M.D.C. Holdings Inc.	481,004	8,148,208
M/I Homes Inc.(a)	240,926	1,447,965
Meritage Homes Corp.(a)	357,749	5,416,320
Ryland Group Inc.	568,059	6,049,828
Skyline Corp.	86,778	828,730
Standard-Pacific Corp.(a)	1,362,063	3,364,296
Winnebago Industries Inc.(a)(b)	372,887	2,580,378

		39,080,311

HOME FURNISHINGS – 0.33%
American Woodmark Corp.	119,504	1,447,193
Audiovox Corp. Class A(a)	229,962	1,262,491
DTS Inc.(a)	226,090	5,613,815
Ethan Allen Interiors Inc.(b)	315,083	4,288,280
Furniture Brands International Inc.(a)	541,384	1,115,251
Kimball International Inc. Class B	399,408	1,941,123
La-Z-Boy Inc.(a)	662,818	4,911,481
Sealy Corp.(a)(b)	630,040	932,459
Skullcandy Inc.(a)	124,947	1,765,501
TiVo Inc.(a)(b)	1,532,743	14,315,820
Universal Electronics Inc.(a)(b)	197,082	3,230,174

		40,823,588

HOUSEHOLD PRODUCTS & WARES – 0.49%
A.T. Cross Co. Class A(a)(b)	122,389	1,380,548
ACCO Brands Corp.(a)(b)	721,230	3,440,267
American Greetings Corp. Class A	518,839	9,598,522
Blyth Inc.	66,851	3,706,888
Central Garden & Pet Co. Class A(a)(b)	605,581	4,287,514
CSS Industries Inc.	103,236	1,721,976
Ennis Inc.	339,725	4,436,809
Helen of Troy Ltd.(a)(b)	397,437	9,983,617

Security	Shares	Value
Oil-Dri Corp. of America	65,074	$1,209,075
Prestige Brands Holdings Inc.(a)(b)	648,533	5,869,224
Spectrum Brands Holdings Inc.(a)	213,423	5,041,051
Summer Infant Inc.(a)(b)	169,859	1,121,069
WD-40 Co.	217,816	8,677,789

		60,474,349

HOUSEWARES – 0.07%
Libbey Inc.(a)	254,593	2,683,410
Lifetime Brands Inc.	118,518	1,142,514
National Presto Industries Inc.	61,489	5,344,009

		9,169,933

INSURANCE – 2.81%
Alterra Capital Holdings Ltd.	1,165,307	22,105,874
American Equity Investment Life Holding Co.	767,501	6,715,634
American Safety Insurance Holdings Ltd.(a)(b)	132,838	2,444,219
Amerisafe Inc.(a)	235,024	4,326,792
AmTrust Financial Services Inc.	311,356	6,930,785
Argo Group International Holdings Ltd.(b)	352,218	9,992,425
Baldwin & Lyons Inc. Class B	107,795	2,303,579
Citizens Inc.(a)(b)	486,708	3,119,798
CNO Financial Group Inc.(a)	2,848,730	15,411,629
Crawford & Co. Class B	328,404	1,760,245
Delphi Financial Group Inc. Class A	619,326	13,327,895
Donegal Group Inc. Class A	100,858	1,214,330
eHealth Inc.(a)(b)	274,710	3,752,539
EMC Insurance Group Inc.	59,693	1,098,351
Employers Holdings Inc.	407,997	5,206,042
Enstar Group Ltd.(a)	88,686	8,445,568
FBL Financial Group Inc. Class A	163,980	4,365,148
First American Financial Corp.	1,351,168	17,294,950
Flagstone Reinsurance Holdings SA	679,074	5,262,823
Fortegra Financial Corp.(a)	76,438	401,299
FPIC Insurance Group Inc.(a)	106,509	4,456,337
Global Indemnity PLC(a)	173,800	2,968,504
Greenlight Capital Re Ltd. Class A(a)	359,140	7,448,564
Hallmark Financial Services Inc.(a)	153,791	1,133,440
Harleysville Group Inc.	156,640	9,219,830
Horace Mann Educators Corp.	509,821	5,817,058
Independence Holding Co.	93,843	680,362
Infinity Property and Casualty Corp.	159,258	8,357,860
Kansas City Life Insurance Co.	54,509	1,682,693
Maiden Holdings Ltd.	654,172	4,834,331
Meadowbrook Insurance Group Inc.	682,218	6,078,562
MGIC Investment Corp.(a)	2,418,606	4,522,793
Montpelier Re Holdings Ltd.	801,322	14,167,373
National Interstate Corp.	87,622	1,925,932
National Western Life Insurance Co. Class A	28,296	3,834,108
Navigators Group Inc. (The)(a)(b)	149,084	6,440,429
OneBeacon Insurance Group Ltd.(b)	290,346	3,960,319
Phoenix Companies Inc. (The)(a)	1,493,941	1,822,608
Platinum Underwriters Holdings Ltd.	478,908	14,726,421
PMI Group Inc. (The)(a)(b)	1,941,190	388,238
Presidential Life Corp.	286,669	2,356,419
Primerica Inc.	438,154	9,446,600
Primus Guaranty Ltd.(a)(b)	320,897	1,691,127
ProAssurance Corp.(b)	392,247	28,249,629
Radian Group Inc.	1,709,013	3,742,738
RLI Corp.	234,251	14,893,679
Safety Insurance Group Inc.	161,447	6,107,540

36

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
SeaBright Insurance Holdings Inc.	257,259	$1,852,265
Selective Insurance Group Inc.	695,846	9,080,790
State Auto Financial Corp.	193,277	2,541,593
Stewart Information Services Corp.	231,714	2,048,352
Symetra Financial Corp.	865,167	7,051,111
Tower Group Inc.	473,148	10,816,163
United Fire & Casualty Co.	280,549	4,962,912
Universal American Corp.	421,546	4,240,753
Universal Insurance Holdings Inc.	238,820	919,457

		349,946,815

INTERNET – 2.71%
1-800-FLOWERS.COM Inc.(a)(b)	341,327	791,879
AboveNet Inc.	298,336	15,990,810
Active Network Inc. (The)(a)(b)	162,425	2,395,769
Ancestry.com Inc.(a)(b)	405,833	9,537,075
Archipelago Learning Inc.(a)(b)	166,399	1,397,752
Bankrate Inc.(a)	298,279	4,536,824
Blue Coat Systems Inc.(a)(b)	558,006	7,745,123
Blue Nile Inc.(a)(b)	164,180	5,792,270
Boingo Wireless Inc.(a)(b)	73,342	524,395
BroadSoft Inc.(a)	289,859	8,797,221
Cogent Communications Group Inc.(a)	592,414	7,967,968
comScore Inc.(a)	409,922	6,915,384
Constant Contact Inc.(a)(b)	380,227	6,574,125
DealerTrack Holdings Inc.(a)	526,802	8,254,987
Dice Holdings Inc.(a)(b)	625,292	4,889,783
Digital River Inc.(a)	509,755	10,567,221
EarthLink Inc.	1,411,729	9,218,590
ePlus Inc.(a)	49,114	1,211,642
eResearchTechnology Inc.(a)(b)	629,125	2,805,898
FriendFinder Networks Inc.(a)	63,545	116,923
Global Sources Ltd.(a)(b)	148,327	1,004,174
HealthStream Inc.(a)	203,017	2,604,708
ICG Group Inc.(a)	480,763	4,427,827
InfoSpace Inc.(a)(b)	483,774	4,044,351
interCLICK Inc.(a)	261,900	1,453,545
Internap Network Services Corp.(a)	669,846	3,295,642
IntraLinks Holdings Inc.(a)	413,148	3,102,741
j2 Global Communications Inc.(b)	590,253	15,877,806
Keynote Systems Inc.	179,229	3,787,109
KIT Digital Inc.(a)(b)	493,642	4,146,593
Lionbridge Technologies Inc.(a)	787,801	1,937,990
Liquidity Services Inc.(a)(b)	240,362	7,708,409
LoopNet Inc.(a)	212,875	3,646,549
ModusLink Global Solutions
Inc.	564,032	1,968,472
Move Inc.(a)(b)	2,066,274	2,996,097
NIC Inc.	821,414	9,405,190
NutriSystem Inc.	345,700	4,186,427
OpenTable Inc.(a)(b)	302,547	13,920,187
Openwave Systems Inc.(a)	1,097,910	1,712,740
Orbitz Worldwide Inc.(a)	271,765	589,730
Overstock.com Inc.(a)(b)	149,511	1,385,967
Perficient Inc.(a)	310,138	2,270,210
Quepasa Corp.(a)(b)	87,520	301,069
QuinStreet Inc.(a)(b)	359,288	3,718,631
ReachLocal Inc.(a)(b)	127,037	1,380,892
RealNetworks Inc.	275,687	2,324,041
Responsys Inc.(a)	120,784	1,302,052
RightNow Technologies Inc.(a)(b)	317,595	10,496,515
S1 Corp.(a)	683,906	6,271,418
Safeguard Scientifics Inc.(a)(b)	264,958	3,974,370

Security	Shares	Value
Sapient Corp.	1,403,136	$14,227,799
Shutterfly Inc.(a)(b)	383,127	15,777,170
Sourcefire Inc.(a)(b)	366,466	9,806,630
SPS Commerce Inc.(a)	107,270	1,747,428
Stamps.com Inc.	137,890	2,818,472
Support.com Inc.(a)(b)	618,262	1,224,159
TechTarget Inc.(a)(b)	185,993	1,062,020
TeleCommunication Systems Inc.(a)(b)	597,226	2,060,430
Towerstream Corp.(a)(b)	549,162	1,405,855
Travelzoo Inc.(a)(b)	70,829	1,557,530
United Online Inc.	1,134,576	5,933,832
US Auto Parts Network Inc.(a)	188,279	954,575
ValueClick Inc.(a)(b)	1,010,315	15,720,501
Vasco Data Security International Inc.(a)	346,364	1,769,920
Vocus Inc.(a)(b)	227,706	3,816,353
Web.com Group Inc.(a)(b)	381,599	2,663,561
Websense Inc.(a)(b)	512,724	8,870,125
XO Group Inc.(a)(b)	403,212	3,294,242
Zix Corp.(a)(b)	875,090	2,336,490

		338,320,183

INVESTMENT COMPANIES – 0.89%
Apollo Investment Corp.	2,518,425	18,938,556
Arlington Asset Investment Corp. Class A	83,651	2,011,807
BlackRock Kelso Capital Corp.(d)	770,919	5,627,709
Capital Southwest Corp.	37,450	2,771,300
Fifth Street Finance Corp.(b)	927,213	8,641,625
Gladstone Capital Corp.	268,589	1,842,521
Gladstone Investment Corp.	285,354	1,940,407
Golub Capital BDC Inc.(b)	130,497	1,937,880
Harris & Harris Group Inc.(a)(b)	400,560	1,421,988
Hercules Technology Growth Capital Inc.	570,170	4,857,848
Kohlberg Capital Corp.	243,521	1,424,598
Main Street Capital Corp.(b)	257,204	4,567,943
MCG Capital Corp.	984,984	3,900,537
Medallion Financial Corp.	190,496	1,771,613
MVC Capital Inc.	307,619	3,220,771
New Mountain Finance Corp.	92,670	1,177,836
NGP Capital Resources Co.	279,027	1,824,837
PennantPark Investment Corp.	590,052	5,263,264
PennyMac Mortgage Investment Trust(d)	355,212	5,647,871
Prospect Capital Corp.(b)	1,398,472	11,761,149
Solar Capital Ltd.	467,886	9,418,545
Solar Senior Capital Ltd.	100,394	1,434,630
THL Credit Inc.	117,804	1,286,420
TICC Capital Corp.	413,997	3,382,355
Triangle Capital Corp.	287,247	4,371,899

		110,445,909

IRON & STEEL – 0.08%
Gibraltar Industries Inc.(a)(b)	390,035	3,167,084
Metals USA Holdings Corp.(a)	149,503	1,338,052
Olympic Steel Inc.	116,779	1,978,236
Shiloh Industries Inc.	68,468	614,158
Universal Stainless & Alloy Products Inc.(a)(b)	93,556	2,378,194

		9,475,724

LEISURE TIME – 0.45%
Ambassadors Group Inc.	228,795	1,310,995
Arctic Cat Inc.(a)	156,537	2,268,221

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
Black Diamond Inc.(a)(b)	168,155	$1,096,371
Brunswick Corp.	1,143,837	16,059,472
Callaway Golf Co.	823,581	4,257,914
Interval Leisure Group Inc.(a)	515,567	6,867,352
Johnson Outdoors Inc. Class A(a)(b)	61,482	945,593
Life Time Fitness Inc.(a)(b)	543,195	20,016,736
Marine Products Corp.(a)(b)	134,528	460,086
Multimedia Games Holding Co. Inc.(a)	348,996	1,409,944
Town Sports International Holdings Inc.(a)	261,136	1,895,847

		56,588,531

LODGING – 0.27%
Ameristar Casinos Inc.	415,316	6,665,822
Boyd Gaming Corp.(a)(b)	715,569	3,506,288
Gaylord Entertainment Co.(a)(b)	456,756	8,833,661
Marcus Corp.	262,805	2,614,910
Monarch Casino & Resort Inc.(a)	113,558	1,110,597
Morgans Hotel Group Co.(a)(b)	282,490	1,692,115
Orient-Express Hotels Ltd. Class A(a)	1,227,336	8,480,892
Red Lion Hotels Corp.(a)	186,980	1,254,636

		34,158,921

MACHINERY – 1.31%
Alamo Group Inc.	85,013	1,767,420
Albany International Corp. Class A	354,463	6,468,950
Altra Holdings Inc.(a)	350,956	4,060,561
Applied Industrial Technologies Inc.	546,283	14,837,046
Astec Industries Inc.(a)	255,568	7,483,031
Briggs & Stratton Corp.	649,686	8,777,258
Cascade Corp.	117,473	3,922,423
Cognex Corp.	531,641	14,412,788
Columbus McKinnon Corp.(a)(b)	247,026	2,707,405
DXP Enterprises Inc.(a)	113,454	2,136,339
Flow International Corp.(a)(b)	611,655	1,351,758
Gerber Scientific Inc. Escrow(a)(c)	276,144	2,761
Global Power Equipment Group Inc.(a)(b)	205,354	4,778,588
Gorman-Rupp Co. (The)	194,518	4,802,649
Hurco Companies Inc.(a)	82,103	1,666,691
Intermec Inc.(a)	766,801	4,999,543
Intevac Inc.(a)(b)	291,016	2,034,202
iRobot Corp.(a)(b)	305,805	7,694,054
Kadant Inc.(a)(b)	157,740	2,801,462
Lindsay Corp.(b)	161,901	8,710,274
Middleby Corp. (The)(a)	240,164	16,921,955
NACCO Industries Inc.
Class A	75,978	4,817,005
Park-Ohio Holdings Corp.(a)	106,921	1,284,121
Robbins & Myers Inc.	506,010	17,563,607
Sauer-Danfoss Inc.(a)(b)	147,766	4,270,437
Tecumseh Products Co. Class A(a)	235,512	1,716,882
Tennant Co.	245,234	8,673,927
Twin Disc Inc.	108,664	2,898,069

		163,561,206

MACHINERY – DIVERSIFIED – 0.13%
Chart Industries Inc.(a)(b)	377,258	15,908,970

		15,908,970

MANUFACTURING – 2.37%
A.O. Smith Corp.	487,775	15,623,433

Security	Shares	Value
Actuant Corp. Class A	879,359	$17,367,340
Acuity Brands Inc.	555,977	20,037,411
American Railcar Industries Inc.(a)	124,974	1,922,100
Ameron International Corp.(b)	117,225	9,957,091
AZZ Inc.	160,523	6,223,477
Barnes Group Inc.	698,630	13,448,627
Blount International Inc.(a)(b)	623,363	8,328,130
Brink’s Co. (The)	599,831	13,982,061
Ceradyne Inc.(a)(b)	320,867	8,628,114
CLARCOR Inc.	647,300	26,785,274
Colfax Corp.(a)(b)	317,119	6,424,831
Eastman Kodak Co.(a)(b)	2,841,259	2,216,466
EnPro Industries Inc.(a)(b)	266,157	7,899,540
ESCO Technologies Inc.	342,475	8,733,112
Fabrinet(a)(b)	260,658	4,874,305
Federal Signal Corp.	796,468	3,520,389
FreightCar America Inc.(a)	152,671	2,199,989
GP Strategies Corp.(a)	191,348	1,911,567
Griffon Corp.(a)	610,672	4,995,297
Handy & Harman Ltd.(a)	74,530	752,008
Hexcel Corp.(a)(b)	1,255,363	27,818,844
Koppers Holdings Inc.	263,696	6,753,255
Lancaster Colony Corp.(b)	240,152	14,651,673
LSB Industries Inc.(a)	236,766	6,788,081
Lydall Inc.(a)	221,187	1,968,564
Matthews International Corp. Class A(b)	379,042	11,659,332
Myers Industries Inc.	406,645	4,127,447
PMFG Inc.(a)(b)	229,463	3,618,631
Raven Industries Inc.	231,972	11,181,050
Smith & Wesson Holding Corp.(a)(b)	767,785	1,934,818
Standex International Corp.	159,774	4,973,765
STR Holdings Inc.(a)(b)	396,676	3,217,042
Sturm, Ruger & Co. Inc.(b)	244,914	6,362,866
Tredegar Corp.	311,366	4,617,558

		295,503,488

MEDIA – 0.80%
A.H. Belo Corp. Class A	237,682	998,264
Acacia Research Corp.(a)	550,671	19,818,649
Belo Corp. Class A	1,183,632	5,787,960
Cambium Learning Group Inc.(a)(b)	210,633	629,793
Central European Media Enterprises Ltd. Class A(a)(b)	477,291	3,727,643
Courier Corp.	134,012	876,438
Crown Media Holdings Inc. Class A(a)(b)	444,487	635,616
Cumulus Media Inc. Class A(a)(b)	485,582	1,379,053
Demand Media Inc.(a)(b)	100,710	805,680
DG FastChannel Inc.(a)(b)	352,867	5,981,096
Dolan Co. (The)(a)(b)	390,329	3,509,058
E.W. Scripps Co. (The) Class A(a)	436,634	3,056,438
Entercom Communications Corp.(a)(b)	308,348	1,618,827
Entravision Communications Corp. Class A(a)	640,562	653,373
Fisher Communications Inc.(a)(b)	113,328	2,531,747
Gray Television Inc.(a)(b)	632,068	986,026
Journal Communications Inc. Class A(a)	555,040	1,648,469
Lin TV Corp. Class A(a)	383,879	836,856
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	353,597	1,103,223
McClatchy Co. (The) Class A(a)(b)	746,696	1,000,573
Meredith Corp.	466,651	10,564,979
New York Times Co. (The) Class A(a)(b)	1,760,984	10,231,317
Nexstar Broadcasting Group Inc.(a)	139,565	922,525
Outdoor Channel Holdings Inc.(a)	183,093	1,047,292
Saga Communications Inc. Class A(a)(b)	45,908	1,354,745

38

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
Scholastic Corp.(b)	342,445	$9,598,733
Sinclair Broadcast Group Inc. Class A	652,416	4,677,823
Value Line Inc.	17,794	204,453
Westwood One Inc.(a)(b)	70,566	256,155
World Wrestling Entertainment Inc. Class A(b)	357,529	3,185,583

		99,628,387

METAL FABRICATE & HARDWARE – 0.75%
A.M. Castle & Co.(a)(b)	215,407	2,356,553
Ampco-Pittsburgh Corp.	109,256	2,234,285
CIRCOR International Inc.	220,980	6,490,183
Dynamic Materials Corp.	169,685	2,672,539
Haynes International Inc.	157,250	6,832,512
Kaydon Corp.	418,541	12,003,756
L.B. Foster Co. Class A	121,679	2,704,924
Lawson Products Inc.	45,991	621,798
Mueller Industries Inc.(b)	486,090	18,758,213
Mueller Water Products Inc. Class A	1,992,456	4,941,291
NN Inc.(a)	214,134	1,081,377
Northwest Pipe Co.(a)(b)	119,787	2,430,478
Omega Flex Inc.(a)(b)	35,115	467,029
RBC Bearings Inc.(a)(b)	282,709	9,609,279
Sun Hydraulics Corp.	258,488	5,267,985
TriMas Corp.(a)(b)	329,795	4,897,456
Worthington Industries Inc.	737,408	10,301,590

		93,671,248

MINING – 1.38%
AMCOL International Corp.	312,531	7,497,619
Century Aluminum Co.(a)	660,253	5,902,662
Coeur d’Alene Mines Corp.(a)(b)	1,147,529	24,603,022
General Moly Inc.(a)(b)	865,486	2,509,909
Globe Specialty Metals Inc.	807,974	11,731,782
Gold Resource Corp.(b)	365,705	6,088,988
Golden Minerals Co.(a)(b)	359,951	2,678,035
Golden Star Resources Ltd.(a)(b)	3,355,988	6,242,138
Hecla Mining Co.(a)(b)	3,585,232	19,216,844
Horsehead Holding Corp.(a)(b)	569,274	4,224,013
Jaguar Mining Inc.(a)(b)	1,097,124	5,156,483
Kaiser Aluminum Corp.	208,769	9,244,291
Materion Corp.(a)(b)	265,066	6,011,697
Midway Gold Corp.(a)(b)	1,111,976	2,235,072
Noranda Aluminium Holding Corp.(a)	291,459	2,433,683
Paramount Gold and Silver Corp.(a)(b)	1,523,239	3,594,844
Revett Minerals Inc.(a)(b)	319,964	1,235,061
RTI International Metals Inc.(a)	387,716	9,041,537
Stillwater Mining Co.(a)(b)	1,320,435	11,223,698
Thompson Creek Metals Co. Inc.(a)(b)	1,957,510	11,882,086
U.S. Energy Corp.(a)(b)	317,817	734,157
United States Lime & Minerals Inc.(a)(b)	33,807	1,348,899
Ur-Energy Inc.(a)(b)	1,318,697	1,186,827
Uranerz Energy Corp.(a)(b)	822,681	1,127,073
Uranium Energy Corp.(a)(b)	938,196	2,570,657
Uranium Resources Inc.(a)(b)	1,190,046	811,016
US Gold Corp.(a)(b)	1,357,362	5,443,022
USEC Inc.(a)(b)	1,487,781	2,395,327
Vista Gold Corp.(a)(b)	930,077	3,106,457

		171,476,899

Security	Shares	Value

MISCELLANEOUS – MANUFACTURING – 0.04%
John Bean Technologies Corp.	366,399	$5,224,850

		5,224,850

OFFICE FURNISHINGS – 0.38%
CompX International Inc.	14,785	187,770
Herman Miller Inc.	735,275	13,132,011
HNI Corp.(b)	574,250	10,985,403
Interface Inc. Class A	674,608	8,000,851
Knoll Inc.	612,702	8,394,017
Steelcase Inc. Class A	1,019,329	6,431,966

		47,132,018

OIL & GAS – 3.21%
Abraxas Petroleum Corp.(a)(b)	1,069,529	2,823,557
Alon USA Energy Inc.	144,505	885,816
Apco Oil and Gas International Inc.(b)	117,774	8,764,741
Approach Resources Inc.(a)(b)	289,465	4,918,010
ATP Oil & Gas Corp.(a)(b)	577,982	4,456,241
Berry Petroleum Co. Class A	661,823	23,415,298
Bill Barrett Corp.(a)	605,089	21,928,425
BPZ Resources Inc.(a)(b)	1,328,002	3,678,566
Callon Petroleum Co.(a)	513,667	1,987,891
CAMAC Energy Inc.(a)(b)	747,404	448,442
Carrizo Oil & Gas Inc.(a)(b)	502,343	10,825,492
Cheniere Energy Inc.(a)(b)	1,060,607	5,462,126
Clayton Williams Energy Inc.(a)(b)	77,235	3,306,430
Comstock Resources Inc.(a)(b)	610,012	9,430,786
Contango Oil & Gas Co.(a)(b)	157,320	8,606,977
Crimson Exploration Inc.(a)(b)	278,075	597,861
Crosstex Energy Inc.	520,306	7,013,725
CVR Energy Inc.(a)	1,125,806	23,799,539
Delek US Holdings Inc.	187,515	2,113,294
Endeavour International Corp.(a)(b)	480,572	3,834,965
Energy Partners Ltd.(a)	369,485	4,090,199
Energy XXI (Bermuda) Ltd.(a)(b)	965,174	20,702,982
Evolution Petroleum Corp.(a)	204,653	1,444,850
FX Energy Inc.(a)(b)	670,161	2,767,765
Gastar Exploration Ltd.(a)	764,178	2,292,534
GeoResources Inc.(a)(b)	259,520	4,616,861
GMX Resources Inc.(a)(b)	767,560	1,742,361
Goodrich Petroleum Corp.(a)(b)	334,715	3,956,331
Gulfport Energy Corp.(a)(b)	535,816	12,956,031
Harvest Natural Resources Inc.(a)(b)	443,218	3,798,378
Houston American Energy Corp.(b)	212,384	2,922,404
Hyperdynamics Corp.(a)(b)	2,004,143	7,415,329
Isramco Inc.(a)(b)	14,063	812,701
Kodiak Oil & Gas Corp.(a)(b)	2,689,944	14,014,608
Magnum Hunter Resources Corp.(a)(b)	1,433,738	4,745,673
McMoRan Exploration Co.(a)(b)	1,259,456	12,506,398
Miller Energy Resources Inc.(a)(b)	395,787	1,044,878
Northern Oil and Gas Inc.(a)(b)	810,681	15,719,105
Oasis Petroleum Inc.(a)(b)	766,638	17,119,027
Panhandle Oil and Gas Inc.	91,401	2,593,046
Parker Drilling Co.(a)(b)	1,514,484	6,648,585
Penn Virginia Corp.	585,737	3,262,555
PetroCorp Inc. Escrow(a)(c)	26,106	3
Petroleum Development Corp.(a)	300,626	5,829,138
PetroQuest Energy Inc.(a)(b)	727,116	3,999,138
Pioneer Drilling Co.(a)	800,580	5,748,164

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
Resolute Energy Corp.(a)(b)	595,020	$6,759,427
Rex Energy Corp.(a)(b)	451,684	5,713,803
Rosetta Resources Inc.(a)(b)	679,356	23,247,562
Stone Energy Corp.(a)(b)	631,924	10,243,488
Swift Energy Co.(a)(b)	544,594	13,255,418
Triangle Petroleum Corp.(a)(b)	549,866	1,974,019
VAALCO Energy Inc.(a)(b)	670,573	3,258,985
Vantage Drilling Co.(a)	2,274,464	2,843,080
Venoco Inc.(a)(b)	376,992	3,321,300
Voyager Oil & Gas Inc.(a)(b)	598,898	1,257,686
W&T Offshore Inc.	448,923	6,177,180
Warren Resources Inc.(a)(b)	918,061	2,203,346
Western Refining Inc.(a)(b)	675,107	8,411,833
Zion Oil & Gas Inc.(a)(b)	394,549	773,316

		400,487,669

OIL & GAS SERVICES – 1.78%
Basic Energy Services Inc.(a)	310,188	4,392,262
C&J Energy Services Inc.(a)	154,614	2,541,854
Cal Dive International Inc.(a)	1,258,140	2,403,047
Complete Production Services Inc.(a)(b)	1,015,742	19,146,737
Dawson Geophysical Co.(a)(b)	101,857	2,401,788
Dril-Quip Inc.(a)(b)	441,322	23,791,669
Exterran Holdings Inc.(a)	819,728	7,967,756
Flotek Industries Inc.(a)(b)	646,332	3,018,370
Geokinetics Inc.(a)(b)	136,051	329,243
Global Geophysical Services Inc.(a)	231,577	1,845,669
Global Industries Ltd.(a)	1,301,702	10,309,480
Gulf Island Fabrication Inc.	184,369	3,812,751
Helix Energy Solutions Group Inc.(a)	1,363,402	17,860,566
Hercules Offshore Inc.(a)	1,499,284	4,377,909
Hornbeck Offshore Services Inc.(a)(b)	292,892	7,295,940
ION Geophysical Corp.(a)(b)	1,682,639	7,958,882
Key Energy Services Inc.(a)(b)	1,601,414	15,197,419
Lufkin Industries Inc.	391,207	20,816,125
Matrix Service Co.(a)	339,328	2,887,681
Mitcham Industries Inc.(a)	155,522	1,741,846
Natural Gas Services Group Inc.(a)	155,685	1,997,439
Newpark Resources Inc.(a)(b)	1,158,450	7,054,961
Targa Resources Corp.	210,319	6,256,990
Tesco Corp.(a)	392,804	4,556,526
Tetra Technologies Inc.(a)	983,750	7,594,550
Thermon Group Holdings Inc.(a)	127,397	1,760,627
Union Drilling Inc.(a)(b)	194,521	914,249
Willbros Group Inc.(a)	502,048	2,093,540
World Fuel Services Corp.	909,010	29,679,177

		222,005,053

PACKAGING & CONTAINERS – 0.10%
AEP Industries Inc.(a)(b)	56,369	1,251,392
Astronics Corp.(a)	132,507	3,743,323
Graphic Packaging Holding Co.(a)	2,049,103	7,069,405

		12,064,120

PHARMACEUTICALS – 3.66%
Achillion Pharmaceuticals Inc.(a)(b)	611,474	2,886,157
Acura Pharmaceuticals Inc.(a)(b)	137,159	466,341
Akorn Inc.(a)(b)	717,657	5,604,901
Alimera Sciences Inc.(a)	142,971	1,143,768
Alkermes PLC(a)	1,224,085	18,679,537

Security	Shares	Value
Allos Therapeutics Inc.(a)	1,010,664	$1,859,622
Alnylam Pharmaceuticals Inc.(a)(b)	472,217	3,102,466
Amicus Therapeutics Inc.(a)(b)	200,953	771,660
Ampio Pharmaceuticals Inc.(a)(b)	252,602	1,679,803
Anacor Pharmaceuticals Inc.(a)(b)	143,082	815,567
Antares Pharma Inc.(a)(b)	1,158,715	2,688,219
Anthera Pharmaceuticals Inc.(a)(b)	273,771	1,305,888
Ardea Biosciences Inc.(a)(b)	215,386	3,364,329
Array BioPharma Inc.(a)	732,549	1,435,796
Auxilium Pharmaceuticals Inc.(a)(b)	613,665	9,198,838
AVANIR Pharmaceuticals Inc. Class A(a)(b)	1,585,612	4,534,850
AVI BioPharma Inc.(a)(b)	1,748,670	1,958,510
BioScrip Inc.(a)	532,318	3,385,543
BioSpecifics Technologies Corp.(a)(b)	63,109	1,018,579
Cadence Pharmaceuticals Inc.(a)(b)	486,894	3,189,156
Chelsea Therapeutics International Ltd.(a)(b)	705,973	2,576,801
Corcept Therapeutics Inc.(a)(b)	523,211	1,621,954
Cornerstone Therapeutics Inc.(a)(b)	103,014	659,290
Cubist Pharmaceuticals Inc.(a)	769,677	27,184,992
Depomed Inc.(a)(b)	696,115	3,759,021
DURECT Corp.(a)	1,037,609	1,670,551
Dusa Pharmaceuticals Inc.(a)(b)	311,398	1,152,173
Dyax Corp.(a)	1,271,939	1,602,643
Dynavax Technologies Corp.(a)(b)	1,589,922	2,957,255
Emergent BioSolutions Inc.(a)	315,070	4,861,530
Endocyte Inc.(a)	223,661	2,370,807
Furiex Pharmaceuticals Inc.(a)(b)	130,967	1,863,660
Hi-Tech Pharmacal Co. Inc.(a)(b)	132,991	4,468,498
Idenix Pharmaceuticals Inc.(a)(b)	717,372	3,579,686
Impax Laboratories Inc.(a)(b)	838,157	15,011,392
Infinity Pharmaceuticals Inc.(a)(b)	243,508	1,716,731
Ironwood Pharmaceuticals Inc. Class A(a)	649,290	7,012,332
Isis Pharmaceuticals Inc.(a)(b)	1,277,819	8,663,613
ISTA Pharmaceuticals Inc.(a)	417,138	1,439,126
Jazz Pharmaceuticals Inc.(a)	283,807	11,783,667
K-V Pharmaceutical Co. Class A(a)(b)	656,216	885,892
Keryx Biopharmaceuticals Inc.(a)(b)	884,480	2,653,440
Lannett Co. Inc.(a)(b)	206,904	792,442
MannKind Corp.(a)(b)	1,011,048	3,831,872
MAP Pharmaceuticals Inc.(a)	279,381	4,084,550
Medicines Co. (The)(a)	694,855	10,339,442
Medicis Pharmaceutical Corp. Class A	792,079	28,895,042
Medivation Inc.(a)(b)	404,480	6,868,070
Nabi Biopharmaceuticals(a)	446,113	749,470
Nature’s Sunshine Products Inc.(a)(b)	147,532	2,077,251
Neogen Corp.(a)(b)	297,627	10,333,609
Neurocrine Biosciences Inc.(a)	631,941	3,779,007
NPS Pharmaceuticals Inc.(a)	1,100,896	7,166,833
Nutraceutical International Corp.(a)	119,130	1,522,481
Obagi Medical Products Inc.(a)	245,689	2,228,399
Omega Protein Corp.(a)	256,272	2,326,950
Onyx Pharmaceuticals Inc.(a)	813,534	24,414,155
Opko Health Inc.(a)(b)	1,410,859	6,109,019
Osiris Therapeutics Inc.(a)(b)	212,885	1,089,971
Pacira Pharmaceuticals Inc.(a)(b)	62,376	619,394
Pain Therapeutics Inc.(a)	486,898	2,317,635
Par Pharmaceutical Companies Inc.(a)	464,744	12,371,485
Pernix Therapeutics Holdings(a)(b)	54,320	479,102
PetMed Express Inc.(b)	278,072	2,502,648
Pharmacyclics Inc.(a)(b)	593,181	7,017,331
PharMerica Corp.(a)	375,411	5,357,115
POZEN Inc.(a)(b)	343,649	828,194
Progenics Pharmaceuticals Inc.(a)	386,728	2,219,819

40

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
Questcor Pharmaceuticals Inc.(a)	682,161	$18,595,709
Raptor Pharmaceutical Corp.(a)(b)	605,476	2,730,697
Rigel Pharmaceuticals Inc.(a)	884,723	6,511,561
Sagent Pharmaceuticals Inc.(a)(b)	84,709	1,714,510
Salix Pharmaceuticals Ltd.(a)	750,034	22,201,006
Santarus Inc.(a)	687,236	1,917,388
Schiff Nutrition International Inc.(a)	155,525	1,723,217
SciClone Pharmaceuticals Inc.(a)(b)	445,439	1,697,123
SIGA Technologies Inc.(a)(b)	440,813	1,441,459
Spectrum Pharmaceuticals Inc.(a)(b)	665,195	5,075,438
Star Scientific Inc.(a)(b)	1,387,216	3,204,469
Sucampo Pharmaceuticals Inc.(a)(b)	161,525	602,488
Synta Pharmaceuticals Corp.(a)(b)	303,185	985,351
Synutra International Inc.(a)(b)	223,457	1,188,791
Targacept Inc.(a)	352,537	5,288,055
Theravance Inc.(a)(b)	885,791	17,839,831
USANA Health Sciences Inc.(a)(b)	86,750	2,385,625
Vanda Pharmaceuticals Inc.(a)(b)	362,583	1,794,786
ViroPharma Inc.(a)(b)	908,309	16,413,144
VIVUS Inc.(a)(b)	1,146,971	9,256,056
XenoPort Inc.(a)(b)	465,274	2,745,117
Zalicus Inc.(a)(b)	946,820	928,452
Zogenix Inc.(a)(b)	272,691	499,025

		455,645,168

PIPELINES – 0.09%
SemGroup Corp.(a)	532,974	10,638,161

		10,638,161

REAL ESTATE – 0.48%
Avatar Holdings Inc.(a)	115,550	945,199
Consolidated-Tomoka Land Co.	54,455	1,429,988
Forestar Group Inc.(a)(b)	453,023	4,942,481
Government Properties Income Trust	454,118	9,768,078
HFF Inc. Class A(a)	372,083	3,252,006
Hilltop Holdings Inc.(a)(b)	521,037	3,756,677
Kennedy-Wilson Holdings Inc.(b)	305,177	3,234,876
Resource Capital Corp.(b)	923,062	4,615,310
Retail Opportunity Investments Corp.	538,579	5,967,456
Starwood Property Trust Inc.	1,194,595	20,499,250
Terreno Realty Corp.	117,805	1,511,438

		59,922,759

REAL ESTATE INVESTMENT TRUSTS – 8.40%
Acadia Realty Trust(b)	519,860	9,721,382
AG Mortgage Investment Trust Inc.	81,711	1,527,996
Agree Realty Corp.(b)	126,289	2,750,574
Alexander’s Inc.	26,399	9,530,567
American Assets Trust Inc.	412,375	7,402,131
American Campus Communities Inc.(b)	871,430	32,425,910
American Capital Mortgage Investment Corp.	103,776	1,733,059
Anworth Mortgage Asset Corp.	1,630,340	11,086,312
Apollo Commercial Real Estate Finance Inc.(b)	266,699	3,512,426
ARMOUR Residential Inc.(b)	989,397	6,727,900
Ashford Hospitality Trust Inc.	671,081	4,710,989
Associated Estates Realty Corp.(b)	531,282	8,213,620
BioMed Realty Trust Inc.	1,683,515	27,895,844
Campus Crest Communities Inc.	390,986	4,253,928
CapLease Inc.(b)	873,017	3,151,591
Capstead Mortgage Corp.	1,082,425	12,491,184

Security	Shares	Value
CBL & Associates Properties Inc.(b)	1,905,361	$21,644,901
Cedar Shopping Centers Inc.	715,742	2,225,958
Chatham Lodging Trust	185,008	1,835,279
Chesapeake Lodging Trust	415,566	5,015,882
Cogdell Spencer Inc.	590,971	2,227,961
Colonial Properties Trust(b)	1,074,767	19,517,769
Colony Financial Inc.	427,685	5,525,690
CoreSite Realty Corp.	254,785	3,656,165
Cousins Properties Inc.	1,168,698	6,836,883
CreXus Investment Corp.	737,574	6,549,657
CubeSmart	1,277,339	10,895,702
CYS Investments Inc.(b)	1,058,690	12,799,562
DCT Industrial Trust Inc.(b)	3,154,416	13,847,886
DiamondRock Hospitality Co.(b)	2,147,311	15,009,704
DuPont Fabros Technology Inc.(b)	754,138	14,848,977
Dynex Capital Inc.	523,717	4,221,159
EastGroup Properties Inc.	347,796	13,264,939
Education Realty Trust Inc.(b)	925,351	7,948,765
Entertainment Properties Trust	598,992	23,348,708
Equity Lifestyle Properties Inc.	395,190	24,778,413
Equity One Inc.	688,793	10,924,257
Excel Trust Inc.	398,375	3,832,367
Extra Space Storage Inc.	1,207,678	22,499,041
FelCor Lodging Trust Inc.(a)	1,589,749	3,704,115
First Industrial Realty Trust Inc.(a)	1,110,136	8,881,088
First Potomac Realty Trust	641,722	8,002,273
Franklin Street Properties Corp.	906,247	10,249,654
Getty Realty Corp.	332,929	4,800,836
Gladstone Commercial Corp.	142,075	2,227,736
Glimcher Realty Trust	1,374,252	9,729,704
Hatteras Financial Corp.	958,290	24,110,576
Healthcare Realty Trust Inc.(b)	998,290	16,821,186
Hersha Hospitality Trust(b)	1,813,098	6,273,319
Highwoods Properties Inc.(b)	935,581	26,439,519
Home Properties Inc.	617,391	35,043,113
Hudson Pacific Properties Inc.	286,780	3,335,251
Inland Real Estate Corp.(b)	994,044	7,256,521
Invesco Mortgage Capital Inc.	1,484,116	20,970,559
Investors Real Estate Trust(b)	1,033,265	7,439,508
iStar Financial Inc.(a)(b)	1,185,219	6,897,975
Kilroy Realty Corp.(b)	750,672	23,496,034
Kite Realty Group Trust	712,646	2,608,284
LaSalle Hotel Properties(b)	1,090,729	20,941,997
Lexington Realty Trust(b)	1,535,338	10,041,111
LTC Properties Inc.(b)	388,894	9,846,796
Medical Properties Trust Inc.	1,433,514	12,829,950
MFA Financial Inc.	4,570,932	32,087,943
Mid-America Apartment Communities Inc.(b)	471,175	28,374,158
Mission West Properties Inc.(b)	228,998	1,738,095
Monmouth Real Estate Investment Corp. Class A	452,076	3,584,963
MPG Office Trust Inc.(a)(b)	624,961	1,318,668
National Health Investors Inc.(b)	313,216	13,195,790
National Retail Properties Inc.(b)	1,224,807	32,910,564
Newcastle Investment Corp.(b)	1,352,673	5,505,379
NorthStar Realty Finance Corp.(b)	1,229,001	4,055,703
Omega Healthcare Investors Inc.	1,304,935	20,787,615
One Liberty Properties Inc.	141,758	2,078,172
Parkway Properties Inc.	281,227	3,096,309
Pebblebrook Hotel Trust	653,113	10,221,218
Pennsylvania Real Estate Investment Trust	717,082	5,543,044
Post Properties Inc.(b)	639,247	22,207,441
PS Business Parks Inc.	239,424	11,861,065
RAIT Financial Trust(b)	494,302	1,675,684

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
Ramco-Gershenson Properties Trust	498,979	$4,091,628
Redwood Trust Inc.(b)	1,007,710	11,256,121
RLJ Lodging Trust	356,864	4,557,153
Sabra Healthcare REIT Inc.	471,566	4,498,740
Saul Centers Inc.	94,280	3,187,607
Sovran Self Storage Inc.	355,489	13,213,526
STAG Industrial Inc.	202,300	2,063,460
Strategic Hotels & Resorts Inc.(a)	2,241,722	9,661,822
Summit Hotel Properties Inc.	289,894	2,046,652
Sun Communities Inc.(b)	272,131	9,576,290
Sunstone Hotel Investors Inc.(a)	1,517,219	8,632,976
Tanger Factory Outlet Centers Inc.	1,101,543	28,651,133
Two Harbors Investment Corp.	1,811,918	15,999,236
UMH Properties Inc.	146,685	1,333,367
Universal Health Realty Income Trust	152,050	5,110,400
Urstadt Biddle Properties Inc. Class A(b)	294,947	4,710,304
Walter Investment Management Corp.	330,242	7,572,449
Washington Real Estate Investment Trust(b)	846,809	23,863,078
Whitestone REIT Class B	95,649	1,065,530
Winthrop Realty Trust(b)	368,172	3,199,415

		1,046,870,841

RETAIL – 6.39%
99 Cents Only Stores(a)	601,314	11,076,204
Aeropostale Inc.(a)	1,034,116	11,178,794
AFC Enterprises Inc.(a)(b)	316,354	3,742,468
America’s Car-Mart Inc.(a)	110,827	3,216,200
ANN Inc.(a)	669,134	15,283,021
Asbury Automotive Group Inc.(a)(b)	373,897	6,165,562
Ascena Retail Group Inc.(a)	806,685	21,836,963
Barnes & Noble Inc.(b)	370,778	4,386,304
Bebe Stores Inc.	493,162	3,314,049
Benihana Inc. Class A(a)	169,699	1,461,108
Big 5 Sporting Goods Corp.	282,264	1,716,165
Biglari Holdings Inc.(a)	15,520	4,599,973
BJ’s Restaurants Inc.(a)	308,635	13,613,890
Bob Evans Farms Inc.	388,806	11,088,747
Body Central Corp.(a)(b)	154,612	2,807,754
Bon-Ton Stores Inc. (The)(b)	157,251	781,537
Bravo Brio Restaurant Group Inc.(a)(b)	249,503	4,151,730
Brown Shoe Co. Inc.(b)	542,057	3,859,446
Buckle Inc. (The)(b)	345,827	13,300,506
Buffalo Wild Wings Inc.(a)(b)	235,592	14,088,402
Build-A-Bear Workshop Inc.(a)	216,403	1,103,655
Cabela’s Inc.(a)	555,525	11,382,707
Caribou Coffee Co. Inc.(a)(b)	171,551	2,027,733
Carrols Restaurant Group Inc.(a)(b)	160,368	1,427,275
Casey’s General Stores Inc.	488,348	21,316,390
Cash America International Inc.	377,618	19,318,937
Casual Male Retail Group Inc.(a)	543,892	2,045,034
Cato Corp. (The) Class A	356,676	8,046,611
CEC Entertainment Inc.	254,378	7,242,142
Charming Shoppes Inc.(a)	1,486,018	3,863,647
Cheesecake Factory Inc. (The)(a)	743,094	18,317,267
Children’s Place Retail Stores Inc. (The)(a)(b)	335,223	15,597,926
Christopher & Banks Corp.	461,360	1,628,601
Citi Trends Inc.(a)(b)	191,385	2,252,601
Coldwater Creek Inc.(a)	774,679	968,349
Collective Brands Inc.(a)(b)	793,686	10,286,171
Conn’s Inc.(a)	188,287	1,351,901
Cost Plus Inc.(a)(b)	242,484	1,527,649
Cracker Barrel Old Country Store Inc.	294,575	11,806,566

Security	Shares	Value
Denny’s Corp.(a)(b)	1,264,578	$4,211,045
Destination Maternity Corp.	136,772	1,760,256
DineEquity Inc.(a)(b)	198,186	7,628,179
Domino’s Pizza Inc.(a)(b)	792,904	21,606,634
Einstein Noah Restaurant Group Inc.	75,160	964,303
Express Inc.	709,483	14,395,410
EZCORP Inc.(a)	602,022	17,181,708
Finish Line Inc. (The) Class A	665,577	13,304,884
First Cash Financial Services Inc.(a)(b)	401,407	16,839,024
Francesca’s Holdings Corp.(a)	129,876	2,754,670
Fred’s Inc. Class A	502,993	5,361,905
Genesco Inc.(a)	304,716	15,702,015
GNC Holdings Inc. Class A(a)(b)	295,236	5,940,148
Gordmans Stores Inc.(a)(b)	69,581	832,885
Group 1 Automotive Inc.(b)	308,798	10,977,769
Haverty Furniture Companies Inc.	247,095	2,468,479
hhgregg Inc.(a)(b)	238,889	2,329,168
Hibbett Sports Inc.(a)(b)	352,041	11,930,669
Hot Topic Inc.	574,129	4,380,604
HSN Inc.(a)	513,171	17,001,355
Jack in the Box Inc.(a)(b)	595,642	11,865,189
Jamba Inc.(a)(b)	839,660	1,083,161
Jos. A. Bank Clothiers Inc.(a)(b)	354,872	16,547,681
Kenneth Cole Productions Inc. Class A(a)(b)	98,415	1,055,993
Kirkland’s Inc.(a)	213,685	1,959,491
Krispy Kreme Doughnuts Inc.(a)(b)	760,525	5,186,780
Lithia Motors Inc. Class A	288,064	4,142,360
Luby’s Inc.(a)(b)	239,594	982,335
Lumber Liquidators Holdings Inc.(a)(b)	299,870	4,528,037
MarineMax Inc.(a)	299,638	1,938,658
McCormick & Schmick’s Seafood Restaurants Inc.(a)	173,746	1,202,322
Men’s Wearhouse Inc. (The)	661,337	17,247,669
Movado Group Inc.	220,244	2,682,572
New York & Co. Inc.(a)(b)	346,334	1,104,805
Nu Skin Enterprises Inc. Class A(b)	702,935	28,482,926
O’Charley’s Inc.(a)(b)	234,840	1,394,950
Office Depot Inc.(a)	3,559,146	7,331,841
OfficeMax Inc.(a)(b)	1,099,030	5,330,295
P.F. Chang’s China Bistro Inc.	292,848	7,977,179
Pacific Sunwear of California Inc.(a)(b)	615,759	738,911
Pantry Inc. (The)(a)(b)	297,601	3,609,900
Papa John’s International Inc.(a)(b)	252,778	7,684,451
PC Connection Inc.(a)(b)	121,623	970,552
Penske Automotive Group Inc.	573,095	9,169,520
Pep Boys - Manny, Moe & Jack (The)	675,365	6,665,853
Pier 1 Imports Inc.(a)	1,260,073	12,323,514
PriceSmart Inc.	228,803	14,259,003
Red Robin Gourmet Burgers Inc.(a)	169,480	4,082,773
Regis Corp.	744,343	10,487,793
REX American Resources Corp.(a)(b)	88,464	1,493,272
Rite Aid Corp.(a)(b)	7,590,192	7,438,388
Ruby Tuesday Inc.(a)(b)	832,685	5,962,025
rue21 Inc.(a)(b)	194,927	4,422,894
Rush Enterprises Inc. Class A(a)(b)	418,330	5,923,553
Ruth’s Hospitality Group Inc.(a)(b)	448,241	1,922,954
Saks Inc.(a)(b)	1,480,225	12,951,969
School Specialty Inc.(a)	207,618	1,480,316
Select Comfort Corp.(a)	713,916	9,973,406
Shoe Carnival Inc.(a)(b)	117,691	2,777,508
Sonic Automotive Inc.	514,461	5,551,034
Sonic Corp.(a)	789,997	5,585,279
Stage Stores Inc.	400,401	5,553,562
Stein Mart Inc.	353,143	2,207,144

42

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
Susser Holdings Corp.(a)	106,395	$2,120,452
Syms Corp.(a)(b)	82,717	725,428
Systemax Inc.(a)	139,634	1,776,144
Talbots Inc. (The)(a)(b)	896,441	2,420,391
Teavana Holdings Inc.(a)	92,633	1,884,155
Texas Roadhouse Inc.	807,360	10,673,299
Titan Machinery Inc.(a)(b)	200,923	3,596,522
Tuesday Morning Corp.(a)(b)	549,151	1,933,012
Vera Bradley Inc.(a)(b)	255,044	9,194,336
Vitamin Shoppe Inc.(a)	318,215	11,913,970
West Marine Inc.(a)	191,113	1,471,570
Wet Seal Inc. Class A(a)(b)	1,164,732	5,217,999
Winmark Corp.(b)	29,452	1,361,271
Zale Corp.(a)(b)	409,386	1,166,750
Zumiez Inc.(a)(b)	274,260	4,802,293

		796,288,505

SAVINGS & LOANS – 0.96%
Abington Bancorp Inc.	260,793	1,877,710
Astoria Financial Corp.	1,114,840	8,573,120
BankFinancial Corp.	268,563	1,783,258
Beneficial Mutual Bancorp Inc.(a)(b)	427,324	3,183,564
Berkshire Hills Bancorp Inc.	264,899	4,892,684
BofI Holding Inc.(a)(b)	112,784	1,518,073
Brookline Bancorp Inc.	760,186	5,861,034
Cape Bancorp Inc.(a)(b)	146,178	1,033,478
Charter Financial Corp.(b)	86,657	812,843
Clifton Savings Bancorp Inc.	111,612	1,022,366
Dime Community Bancshares Inc.	403,479	4,087,242
ESB Financial Corp.(b)	158,785	1,740,284
ESSA Bancorp Inc.	146,758	1,542,427
First Defiance Financial Corp.(a)	123,897	1,660,220
First Financial Holdings Inc.	213,674	856,833
First PacTrust Bancorp Inc.	130,835	1,482,360
Flagstar Bancorp Inc.(a)	2,491,288	1,220,482
Flushing Financial Corp.	401,228	4,333,262
Fox Chase Bancorp Inc.	192,300	2,438,364
Home Federal Bancorp Inc.	212,619	1,662,680
Investors Bancorp Inc.(a)	592,944	7,488,883
Kearny Financial Corp.	172,956	1,528,931
Meridian Interstate Bancorp Inc.(a)(b)	114,636	1,250,679
Northwest Bancshares Inc.	1,362,982	16,233,116
OceanFirst Financial Corp.	186,860	2,180,656
Oritani Financial Corp.	656,755	8,445,869
Provident Financial Services Inc.	775,096	8,332,282
Provident New York Bancorp	488,161	2,841,097
Rockville Financial Inc.	376,348	3,567,779
Roma Financial Corp.	99,144	808,024
Territorial Bancorp Inc.	154,063	2,950,306
United Financial Bancorp Inc.	207,616	2,842,263
ViewPoint Financial Group	450,812	5,161,797
Westfield Financial Inc.	360,947	2,378,641
WSFS Financial Corp.	82,106	2,592,086

		120,184,693

SEMICONDUCTORS – 3.46%
Advanced Analogic Technologies Inc.(a)(b)	551,647	2,388,632
Aeroflex Holding Corp.(a)	254,643	2,317,251
Alpha & Omega Semiconductor Ltd.(a)(b)	187,260	1,537,405
Amkor Technology Inc.(a)(b)	1,372,579	5,984,444
Amtech Systems Inc.(a)(b)	128,089	1,024,712

Security	Shares	Value
ANADIGICS Inc.(a)(b)	859,174	$1,855,816
Applied Micro Circuits Corp.(a)(b)	825,787	4,434,476
ATMI Inc.(a)(b)	405,267	6,411,324
Axcelis Technologies Inc.(a)	1,351,837	1,622,204
AXT Inc.(a)(b)	421,443	2,124,073
Brooks Automation Inc.	853,331	6,954,648
Cabot Microelectronics Corp.(a)(b)	302,131	10,390,285
Cavium Inc.(a)(b)	622,812	16,822,152
CEVA Inc.(a)(b)	294,810	7,166,831
Cirrus Logic Inc.(a)(b)	851,636	12,553,115
Cohu Inc.	306,374	3,026,975
CSR PLC SP ADR(a)	95,576	1,274,984
Diodes Inc.(a)	453,248	8,122,204
DSP Group Inc.(a)	247,430	1,459,837
eMagin Corp.(a)(b)	221,054	581,372
EMCORE Corp.(a)(b)	1,125,751	1,114,494
Emulex Corp.(a)(b)	1,130,699	7,236,474
Entegris Inc.(a)(b)	1,723,221	10,994,150
Entropic Communications Inc.(a)(b)	1,105,038	4,563,807
Exar Corp.(a)	470,330	2,685,584
FormFactor Inc.(a)(b)	660,139	4,112,666
FSI International Inc.(a)(b)	491,674	929,264
GSI Group Inc.(a)	340,224	2,612,920
GSI Technology Inc.(a)	256,982	1,264,351
GT Advanced Technologies Inc.(a)(b)	1,613,201	11,324,671
Hittite Microwave Corp.(a)	403,149	19,633,356
Inphi Corp.(a)	267,173	2,343,107
Integrated Device Technology Inc.(a)	1,902,774	9,799,286
Integrated Silicon Solution Inc.(a)	352,148	2,750,276
IXYS Corp.(a)	309,949	3,372,245
Kopin Corp.(a)(b)	828,532	2,841,865
Kulicke and Soffa Industries Inc.(a)	923,432	6,888,803
Lattice Semiconductor Corp.(a)(b)	1,515,840	7,958,160
LTX-Credence Corp.(a)(b)	648,663	3,431,427
MaxLinear Inc.(a)(b)	203,746	1,316,199
Micrel Inc.	644,909	6,107,288
Microsemi Corp.(a)(b)	1,112,327	17,774,986
Mindspeed Technologies Inc.(a)(b)	425,604	2,213,141
MIPS Technologies Inc.(a)(b)	682,876	3,305,120
MKS Instruments Inc.	670,489	14,556,316
Monolithic Power Systems Inc.(a)(b)	391,560	3,986,081
MoSys Inc.(a)(b)	415,808	1,521,857
Nanometrics Inc.(a)	257,075	3,727,588
NetLogic Microsystems Inc.(a)	876,764	42,181,116
OmniVision Technologies Inc.(a)	747,787	10,498,930
Pericom Semiconductor Corp.(a)	322,256	2,387,917
Photronics Inc.(a)(b)	756,842	3,769,073
PLX Technology Inc.(a)(b)	567,916	1,709,427
Power Integrations Inc.(b)	370,460	11,339,781
Rambus Inc.(a)(b)	1,260,883	17,652,362
Richardson Electronics Ltd.	181,730	2,473,345
Rubicon Technology Inc.(a)(b)	224,352	2,452,167
Rudolph Technologies Inc.(a)(b)	405,566	2,713,237
Semtech Corp.(a)(b)	839,064	17,704,250
Silicon Image Inc.(a)(b)	1,026,471	6,025,385
Standard Microsystems Corp.(a)(b)	297,157	5,764,846
Supertex Inc.(a)	142,138	2,458,987
Tessera Technologies Inc.(a)	658,060	7,857,236
TriQuint Semiconductor Inc.(a)	2,106,370	10,573,977
Ultra Clean Holdings Inc.(a)(b)	291,627	1,251,080
Ultratech Inc.(a)(b)	326,603	5,601,241
Veeco Instruments Inc.(a)(b)	522,068	12,738,459
Volterra Semiconductor Corp.(a)	318,851	6,131,505

		431,702,543

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
SOFTWARE – 4.26%
Accelrys Inc.(a)	722,721	$4,379,689
ACI Worldwide Inc.(a)	429,397	11,825,593
Actuate Corp.(a)	463,296	2,557,394
Acxiom Corp.(a)	1,041,869	11,085,486
Advent Software Inc.(a)(b)	421,213	8,782,291
American Reprographics Co.(a)(b)	476,109	1,599,726
American Software Inc. Class A	292,129	2,117,935
Aspen Technology Inc.(a)	1,087,688	16,608,996
athenahealth Inc.(a)(b)	447,360	26,640,288
Avid Technology Inc.(a)	379,293	2,935,728
Blackbaud Inc.	571,574	12,728,953
Blackboard Inc.(a)(b)	388,731	17,360,726
Bottomline Technologies Inc.(a)(b)	460,970	9,283,936
Callidus Software Inc.(a)(b)	381,952	1,760,799
CommVault Systems Inc.(a)(b)	564,342	20,914,515
Computer Programs and Systems Inc.	141,810	9,380,732
Concur Technologies Inc.(a)	573,354	21,340,236
Convio Inc.(a)	154,138	1,296,301
Cornerstone OnDemand Inc.(a)(b)	149,847	1,879,081
CSG Systems International Inc.(a)(b)	442,905	5,598,319
Deltek Inc.(a)(b)	282,776	1,699,484
DemandTec Inc.(a)(b)	410,873	2,687,109
Digi International Inc.(a)(b)	325,019	3,575,209
DynaVox Inc.(a)(b)	118,631	427,072
Ebix Inc.(a)(b)	372,191	5,471,208
Ellie Mae Inc.(a)	107,550	597,978
Envestnet Inc.(a)	245,637	2,456,370
EPIQ Systems Inc.	401,479	5,030,532
ePocrates Inc.(a)(b)	80,155	722,197
Fair Isaac Corp.	511,080	11,156,876
FalconStor Software Inc.(a)(b)	391,246	1,142,438
Geeknet Inc.(a)(b)	55,812	1,128,519
Glu Mobile Inc.(a)(b)	609,321	1,285,667
Guidance Software Inc.(a)(b)	177,019	1,148,853
inContact Inc.(a)	391,006	1,348,971
InnerWorkings Inc.(a)(b)	339,345	2,660,465
Interactive Intelligence Group Inc.(a)(b)	184,373	5,005,727
JDA Software Group Inc.(a)(b)	542,913	12,725,881
ManTech International Corp. Class A	298,752	9,374,838
MedAssets Inc.(a)(b)	615,452	5,914,494
Medidata Solutions Inc.(a)	273,479	4,495,995
MedQuist Holdings Inc.(a)	409,865	3,098,579
MicroStrategy Inc. Class A(a)(b)	102,485	11,690,464
MoneyGram International Inc.(a)	1,074,518	2,503,627
Monotype Imaging Holdings Inc.(a)(b)	462,582	5,611,120
NetSuite Inc.(a)(b)	348,846	9,422,330
Omnicell Inc.(a)	427,714	5,893,899
OPNET Technologies Inc.	186,085	6,496,227
Parametric Technology Corp.(a)	1,531,703	23,557,592
PDF Solutions Inc.(a)(b)	298,270	1,216,942
Pegasystems Inc.(b)	214,143	6,554,917
Progress Software Corp.(a)(b)	859,877	15,090,841
PROS Holdings Inc.(a)(b)	279,210	3,599,017
QAD Inc. Class A(a)	87,470	935,054
QLIK Technologies Inc.(a)	902,816	19,554,995
Quality Systems Inc.(b)	248,772	24,130,884
Quest Software Inc.(a)	784,930	12,464,688
RealPage Inc.(a)	390,267	7,980,960

Security	Shares	Value
Renaissance Learning Inc.	170,752	$2,865,219
Rosetta Stone Inc.(a)(b)	139,765	1,278,850
Schawk Inc.	150,158	1,482,059
SciQuest Inc.(a)	163,736	2,446,216
SeaChange International Inc.(a)(b)	339,592	2,614,858
Smith Micro Software Inc.(a)	457,042	694,704
SolarWinds Inc.(a)(b)	731,220	16,101,464
SS&C Technologies Holdings Inc.(a)	326,282	4,662,570
Synchronoss Technologies Inc.(a)	339,324	8,452,561
SYNNEX Corp.(a)(b)	322,512	8,449,814
Take-Two Interactive Software Inc.(a)	943,629	12,002,961
Taleo Corp. Class A(a)	527,092	13,556,806
Tangoe Inc.(a)	132,937	1,503,517
THQ Inc.(a)(b)	870,527	1,506,012
Ultimate Software Group Inc. (The)(a)(b)	331,695	15,496,790
Verint Systems Inc.(a)	272,734	7,170,177

		530,219,321

STORAGE & WAREHOUSING – 0.09%
Mobile Mini Inc.(a)	470,776	7,739,557
Wesco Aircraft Holdings Inc.(a)	272,400	2,977,332

		10,716,889

TELECOMMUNICATIONS – 3.57%
8x8 Inc.(a)(b)	815,064	3,317,311
ADTRAN Inc.	829,122	21,938,568
Alaska Communications Systems Group Inc.(b)	590,409	3,873,083
Anaren Inc.(a)(b)	192,949	3,694,973
Anixter International Inc.	372,819	17,686,533
ARRIS Group Inc.(a)(b)	1,589,414	16,370,964
Aruba Networks Inc.(a)(b)	1,095,929	22,915,875
Atlantic Tele-Network Inc.	119,919	3,942,937
Aviat Networks Inc.(a)	772,406	1,815,154
BigBand Networks Inc.(a)(b)	570,841	730,677
Black Box Corp.	232,318	4,959,989
Calix Inc.(a)(b)	483,958	3,774,872
Cbeyond Inc.(a)	357,463	2,523,689
Cincinnati Bell Inc.(a)	2,547,965	7,873,212
Communications Systems Inc.	84,683	1,100,879
Comtech Telecommunications Corp.	342,396	9,617,904
Consolidated Communications Holdings Inc.	338,078	6,102,308
Dialogic Inc.(a)(b)	196,786	364,054
DigitalGlobe Inc.(a)(b)	452,841	8,798,701
Extreme Networks Inc.(a)(b)	1,179,279	3,125,089
Fairpoint Communications Inc.(a)(b)	274,669	1,181,077
Finisar Corp.(a)(b)	1,151,224	20,192,469
General Communication Inc. Class A(a)	535,954	4,394,823
GeoEye Inc.(a)(b)	283,702	8,042,952
Global Crossing Ltd.(a)(b)	393,334	9,404,616
Globalstar Inc.(a)(b)	1,303,070	532,956
Globecomm Systems Inc.(a)(b)	286,180	3,866,292
Harmonic Inc.(a)(b)	1,476,581	6,290,235
Hickory Tech Corp.	170,205	1,637,372
IDT Corp. Class B	178,081	3,632,852
Infinera Corp.(a)(b)	1,348,579	10,411,030
InterDigital Inc.(b)	582,164	27,117,199
Iridium Communications Inc.(a)(b)	570,799	3,538,954
Ixia(a)(b)	502,411	3,853,492
Knology Inc.(a)	384,072	4,985,255
KVH Industries Inc.(a)	192,259	1,520,769
Leap Wireless International Inc.(a)(b)	792,227	5,466,366

44

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
LogMeIn Inc.(a)	262,294	$8,710,784
Loral Space & Communications Inc.(a)	139,834	7,005,683
MasTec Inc.(a)(b)	727,560	12,812,332
Meru Networks Inc.(a)(b)	137,127	1,117,585
Motricity Inc.(a)	471,615	797,029
NeoPhotonics Corp.(a)	110,767	762,077
NETGEAR Inc.(a)(b)	469,610	12,158,203
Neutral Tandem Inc.(a)	405,814	3,928,280
Newport Corp.(a)(b)	483,732	5,229,143
Novatel Wireless Inc.(a)	408,348	1,233,211
NTELOS Holdings Corp.	388,067	6,880,428
Numerex Corp. Class A(a)(b)	121,620	676,207
Oclaro Inc.(a)(b)	667,210	2,428,644
Oplink Communications Inc.(a)	252,328	3,820,246
Opnext Inc.(a)(b)	556,591	695,739
ORBCOMM Inc.(a)	441,268	1,125,233
PAETEC Holding Corp.(a)	1,605,955	8,495,502
Plantronics Inc.	618,763	17,603,807
Powerwave Technologies Inc.(a)(b)	2,058,162	3,540,039
Preformed Line Products Co.	31,041	1,421,678
Premiere Global Services Inc.(a)	667,684	4,286,531
Procera Networks Inc.(a)	186,954	1,794,758
RF Micro Devices Inc.(a)	3,546,002	22,481,653
RigNet Inc.(a)	74,583	1,195,566
Shenandoah Telecommunications Co.	311,499	3,470,099
ShoreTel Inc.(a)	610,874	3,042,153
Sonus Networks Inc.(a)	2,699,992	5,858,983
SureWest Communications	179,193	1,876,151
Sycamore Networks Inc.	259,248	4,679,426
Symmetricom Inc.(a)	556,469	2,415,075
Tekelec(a)(b)	787,685	4,757,617
TeleNav Inc.(a)	211,491	1,875,925
UniTek Global Services Inc.(a)	139,938	694,092
USA Mobility Inc.	283,461	3,741,685
ViaSat Inc.(a)(b)	466,061	15,524,492
Vonage Holdings Corp.(a)	1,786,299	4,644,377
Westell Technologies Inc.(a)(b)	676,455	1,461,143

		444,837,057

TEXTILES – 0.12%
G&K Services Inc. Class A	239,631	6,120,176
UniFirst Corp.	181,507	8,220,452

		14,340,628

TOYS, GAMES & HOBBIES – 0.07%
JAKKS Pacific Inc.(b)	348,504	6,604,151
LeapFrog Enterprises Inc.(a)	528,058	1,779,555

		8,383,706

TRANSPORTATION – 1.91%
Air Transport Services Group Inc.(a)	690,381	2,989,350
Arkansas Best Corp.	330,641	5,339,852
Atlas Air Worldwide Holdings Inc.(a)(b)	336,640	11,206,746
Baltic Trading Ltd.(b)	206,854	961,871
Bristow Group Inc.	465,502	19,751,250
CAI International Inc.(a)(b)	154,098	1,806,029
Celadon Group Inc.	257,267	2,284,531
Covenant Transportation Group Class A(a)(b)	106,172	387,528
DHT Maritime Inc.	828,804	1,690,760
Eagle Bulk Shipping Inc.(a)(b)	805,800	1,265,106

Security	Shares	Value
Echo Global Logistics Inc.(a)(b)	143,531	$1,908,962
Excel Maritime Carriers Ltd.(a)(b)	582,526	1,211,654
Forward Air Corp.	377,188	9,599,435
Frontline Ltd.(b)	663,672	3,218,809
Genco Shipping & Trading Ltd.(a)(b)	377,035	2,944,643
General Maritime Corp.(b)	1,478,474	384,403
Genesee & Wyoming Inc. Class A(a)(b)	508,834	23,670,958
Golar LNG Ltd.	512,303	16,280,989
GulfMark Offshore Inc. Class A(a)(b)	305,161	11,089,551
Heartland Express Inc.	650,355	8,818,814
Hub Group Inc. Class A(a)(b)	472,617	13,360,883
International Shipholding Corp.	70,608	1,305,542
Knight Transportation Inc.	782,822	10,419,361
Knightsbridge Tankers Ltd.(b)	280,735	4,646,164
Marten Transport Ltd.	198,469	3,421,606
Nordic American Tankers Ltd.(b)	606,775	8,555,527
Old Dominion Freight Line Inc.(a)(b)	610,886	17,697,367
Overseas Shipholding Group Inc.(b)	343,232	4,716,008
Pacer International Inc.(a)(b)	467,184	1,751,940
Patriot Transportation Holding Inc.(a)(b)	78,683	1,590,183
PHI Inc.(a)(b)	167,628	3,208,400
Quality Distribution Inc.(a)	190,613	1,709,799
RailAmerica Inc.(a)	274,015	3,570,415
Roadrunner Transportation Systems Inc.(a)(b)	118,520	1,626,094
Saia Inc.(a)(b)	203,773	2,143,692
Scorpio Tankers Inc.(a)(b)	316,650	1,671,912
Ship Finance International Ltd.(b)	581,334	7,557,342
Swift Transportation Co.(a)	1,014,583	6,533,914
Teekay Tankers Ltd. Class A	556,565	2,560,199
Ultrapetrol (Bahamas) Ltd.(a)(b)	277,826	630,665
Universal Truckload Services Inc.	71,307	926,991
Werner Enterprises Inc.	562,402	11,714,834

		238,130,079

TRUCKING & LEASING – 0.22%
Aircastle Ltd.	748,399	7,124,758
AMERCO(a)	110,959	6,929,389
Greenbrier Companies Inc. (The)(a)	236,318	2,753,105
TAL International Group Inc.	284,057	7,084,382
Textainer Group Holdings Ltd.	149,572	3,033,320

		26,924,954

VENTURE CAPITAL – 0.02%
Fidus Investment Corp.	69,660	877,019
Medley Capital Corp.	141,793	1,429,274

		2,306,293

WATER – 0.33%
American States Water Co.	238,761	8,101,161
Artesian Resources Corp. Class A	84,249	1,475,200
California Water Service Group	538,367	9,534,479
Connecticut Water Service Inc.	112,972	2,826,559
Consolidated Water Co. Ltd.	185,486	1,461,630
Middlesex Water Co.	200,367	3,420,265
Pennichuck Corp.	60,403	1,690,076
PICO Holdings Inc.(a)	290,615	5,960,514
SJW Corp.	180,064	3,919,993
York Water Co. (The)(b)	163,812	2,650,478

		41,040,355

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
TOTAL COMMON STOCKS (Cost: $18,399,084,490)		$12,442,461,639

SHORT-TERM INVESTMENTS – 18.73%

MONEY MARKET FUNDS – 18.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	2,129,682,458	2,129,682,458
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	180,390,837	180,390,837
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	23,394,488	23,394,488

		2,333,467,783

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,333,467,783)		2,333,467,783

TOTAL INVESTMENTS IN SECURITIES – 118.58% (Cost: $20,732,552,273)		14,775,929,422

Other Assets, Less Liabilities – (18.58)%		(2,315,435,622)

NET ASSETS – 100.00%		$12,460,493,800

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46

Schedule of Investments (Unaudited)

iShares® Russell 2000 Growth Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.15%
APAC Customer Services Inc.(a)(b)	168,483	$1,435,475
Marchex Inc. Class B	56,233	477,981
MDC Partners Inc.	162,846	2,348,239
Valuevision Media Inc. Class A(a)	214,553	506,345

		4,768,040

AEROSPACE & DEFENSE – 0.94%
AAR Corp.	65,804	1,096,953
AeroVironment Inc.(a)	109,439	3,080,708
GenCorp Inc.(a)	283,268	1,271,873
HEICO Corp.(b)	270,237	13,306,470
Kaman Corp.	94,201	2,623,498
LMI Aerospace Inc.(a)	29,373	501,103
Moog Inc. Class A(a)	28,146	918,123
Orbital Sciences Corp.(a)	160,059	2,048,755
Teledyne Technologies Inc.(a)	66,687	3,258,327
Triumph Group Inc.	28,298	1,379,244

		29,485,054

AGRICULTURE – 0.21%
Alico Inc.	8,064	158,377
Limoneira Co.(b)	49,984	713,772
Tejon Ranch Co.(a)	92,336	2,204,060
Vector Group Ltd.(b)	213,214	3,663,016

		6,739,225

AIRLINES – 0.17%
Alaska Air Group Inc.(a)	12,859	723,833
Allegiant Travel Co.(a)(b)	95,328	4,492,809

		5,216,642

APPAREL – 2.14%
Carter’s Inc.(a)(b)	275,083	8,401,035
Cherokee Inc.	47,345	608,383
Columbia Sportswear Co.	53,721	2,492,654
Crocs Inc.(a)	553,815	13,108,801
Delta Apparel Inc.(a)	4,486	70,655
G-III Apparel Group Ltd.(a)(b)	106,956	2,445,014
Liz Claiborne Inc.(a)	31,282	156,410
Maidenform Brands Inc.(a)	150,957	3,533,903
Oxford Industries Inc.	83,492	2,863,776
Perry Ellis International Inc.(a)(b)	5,375	101,050
R.G. Barry Corp.	5,461	57,887
Steven Madden Ltd.(a)(b)	245,861	7,400,416
True Religion Apparel Inc.(a)	166,483	4,488,382
Warnaco Group Inc. (The)(a)	240,012	11,062,153
Wolverine World Wide Inc.	321,561	10,691,903

		67,482,422

AUTO MANUFACTURERS – 0.09%
Force Protection Inc.(a)	177,437	683,133
Wabash National Corp.(a)	443,203	2,114,078

		2,797,211

Security	Shares	Value
AUTO PARTS & EQUIPMENT – 1.23%
Accuride Corp.(a)	26,074	$133,499
American Axle & Manufacturing Holdings Inc.(a)	91,545	698,488
Amerigon Inc.(a)(b)	144,944	1,845,137
Commercial Vehicle Group Inc.(a)	187,374	1,231,047
Cooper Tire & Rubber Co.	400,264	4,358,875
Dana Holding Corp.(a)(b)	891,739	9,363,260
Dorman Products Inc.(a)	70,383	2,328,270
Douglas Dynamics Inc.	64,568	825,179
Exide Technologies Inc.(a)	123,152	492,608
Meritor Inc.(a)	419,516	2,961,783
Tenneco Inc.(a)(b)	391,440	10,024,778
Titan International Inc.(b)	273,687	4,105,305
Tower International Inc.(a)	41,993	432,948

		38,801,177

BANKS – 0.80%
Arrow Financial Corp.	3,472	77,252
Bank of the Ozarks Inc.	24,569	514,229
Bridge Bancorp Inc.	14,716	269,303
Bryn Mawr Bank Corp.	18,159	300,895
Enterprise Financial Services Corp.	13,926	189,254
First Financial Bankshares Inc.	92,052	2,408,080
Hampton Roads Bankshares Inc.(a)(b)	62,736	294,859
S.Y. Bancorp Inc.	11,588	215,769
Signature Bank(a)	298,136	14,230,031
SVB Financial Group(a)	61,670	2,281,790
Taylor Capital Group Inc.(a)(b)	22,251	142,851
TrustCo Bank Corp. NY	31,210	139,197
Walker & Dunlop Inc.(a)	68,658	797,806
Westamerica Bancorp	84,725	3,246,662

		25,107,978

BEVERAGES – 0.37%
Boston Beer Co. Inc. (The) Class A(a)(b)	52,959	3,850,119
Coca-Cola Bottling Co. Consolidated	29,577	1,640,341
Craft Brewers Alliance Inc.(a)	22,212	124,609
Farmer Bros. Co.	2,629	14,486
National Beverage Corp.	74,192	1,124,751
Peet’s Coffee & Tea Inc.(a)(b)	82,811	4,607,604
Primo Water Corp.(a)(b)	64,110	361,580

		11,723,490

BIOTECHNOLOGY – 3.30%
Acorda Therapeutics Inc.(a)	254,612	5,082,055
Aegerion Pharmaceuticals Inc.(a)	59,028	747,885
Affymax Inc.(a)(b)	110,046	493,006
AMAG Pharmaceuticals Inc.(a)	14,903	219,968
Arena Pharmaceuticals Inc.(a)(b)	72,805	105,567
ARIAD Pharmaceuticals Inc.(a)(b)	857,457	7,537,047
ArQule Inc.(a)	348,572	1,760,289
Astex Pharmaceuticals Inc.(a)	25,209	48,401
AVEO Pharmaceuticals Inc.(a)	201,961	3,108,180
BioCryst Pharmaceuticals Inc.(a)(b)	184,721	509,830
BioMimetic Therapeutics Inc.(a)(b)	50,141	165,465
BioSante Pharmaceuticals Inc.(a)(b)	712,704	1,624,965

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Biotime Inc.(a)(b)	156,459	$689,984
Cell Therapeutics Inc.(a)(b)	1,097,591	1,163,446
Celldex Therapeutics Inc.(a)(b)	41,417	94,638
Cleveland Biolabs Inc.(a)(b)	183,004	464,830
Complete Genomics Inc.(a)(b)	63,427	372,316
CryoLife Inc.(a)	17,281	77,592
Curis Inc.(a)(b)	345,740	1,092,538
Cytori Therapeutics Inc.(a)(b)	226,447	668,019
Enzo Biochem Inc.(a)	20,466	52,598
Enzon Pharmaceuticals Inc.(a)(b)	15,868	111,711
Exact Sciences Corp.(a)	236,960	1,571,045
Exelixis Inc.(a)(b)	825,239	4,505,805
Genomic Health Inc.(a)(b)	110,403	2,426,658
Geron Corp.(a)(b)	183,578	389,185
GTx Inc.(a)	141,453	473,867
Halozyme Therapeutics Inc.(a)	531,225	3,261,721
Harvard Bioscience Inc.(a)	9,021	38,069
ImmunoGen Inc.(a)	346,927	3,802,320
Immunomedics Inc.(a)(b)	430,963	1,379,082
Incyte Corp.(a)(b)	572,774	8,001,653
Inhibitex Inc.(a)(b)	296,025	728,221
Integra LifeSciences Holdings Corp.(a)	135,574	4,849,482
InterMune Inc.(a)	161,722	3,266,784
Lexicon Pharmaceuticals Inc.(a)	379,899	349,469
Ligand Pharmaceuticals Inc. Class B(a)	125,985	1,723,475
Micromet Inc.(a)(b)	302,782	1,453,354
Momenta Pharmaceuticals Inc.(a)	300,088	3,451,012
Nektar Therapeutics(a)	466,914	2,264,533
Novavax Inc.(a)(b)	421,838	679,159
Nymox Pharmaceutical Corp.(a)(b)	102,560	838,941
OncoGenex Pharmaceutical Inc.(a)(b)	62,026	607,855
Oncothyreon Inc.(a)(b)	192,821	1,153,069
Optimer Pharmaceuticals Inc.(a)(b)	300,474	4,158,560
Orexigen Therapeutics Inc.(a)	205,833	409,608
Pacific Biosciences of California Inc.(a)	47,922	153,830
PDL BioPharma Inc.(b)	744,114	4,129,833
Peregrine Pharmaceuticals Inc.(a)(b)	513,014	559,185
PharmAthene Inc.(a)(b)	227,821	400,965
RTI Biologics Inc.(a)	20,078	66,057
Sangamo BioSciences Inc.(a)(b)	344,506	1,498,601
Savient Pharmaceuticals Inc.(a)(b)	329,357	1,350,364
Seattle Genetics Inc.(a)(b)	626,196	11,935,296
Sequenom Inc.(a)	446,724	2,273,825
Sunesis Pharmaceuticals Inc.(a)(b)	169,783	208,833
Transcept Pharmaceuticals Inc.(a)(b)	25,498	168,797
Trius Therapeutics Inc.(a)(b)	49,472	311,674
Vical Inc.(a)(b)	422,883	1,048,750
ZIOPHARM Oncology Inc.(a)(b)	382,364	1,686,225

		103,765,492

BUILDING MATERIALS – 0.35%
AAON Inc.	122,191	1,924,508
Broadwind Energy Inc.(a)	178,003	56,979
Drew Industries Inc.	46,618	931,428
Eagle Materials Inc.	234,766	3,908,854
Interline Brands Inc.(a)	18,971	244,157
Trex Co. Inc.(a)(b)	101,401	1,625,458
USG Corp.(a)(b)	325,099	2,187,916

		10,879,300

Security	Shares	Value
CHEMICALS – 1.66%
A. Schulman Inc.	10,176	$172,890
American Vanguard Corp.	23,121	258,030
Balchem Corp.	186,502	6,958,390
Chemtura Corp.(a)	384,805	3,859,594
Codexis Inc.(a)	156,859	716,846
H.B. Fuller Co.	21,481	391,384
Hawkins Inc.(b)	56,837	1,809,690
Innophos Holdings Inc.	140,222	5,590,651
Innospec Inc.(a)(b)	136,512	3,304,956
KMG Chemicals Inc.	40,247	495,843
Kraton Performance Polymers Inc.(a)	181,307	2,933,547
NewMarket Corp.	58,479	8,881,206
NL Industries Inc.	40,393	506,124
Olin Corp.	310,359	5,589,566
OMNOVA Solutions Inc.(a)	295,780	1,058,892
PolyOne Corp.	437,236	4,682,798
Quaker Chemical Corp.	62,983	1,632,519
TPC Group Inc.(a)	55,979	1,124,058
Zep Inc.	142,571	2,141,417

		52,108,401

COAL – 0.22%
Cloud Peak Energy Inc.(a)	80,326	1,361,526
Hallador Energy Co.	26,262	224,803
Patriot Coal Corp.(a)	554,137	4,687,999
SunCoke Energy Inc.(a)	40,354	443,894
Westmoreland Coal Co.(a)	17,133	132,952

		6,851,174

COMMERCIAL SERVICES – 9.49%
ABM Industries Inc.	95,896	1,827,778
Accretive Health Inc.(a)(b)	259,700	5,513,431
Advance America Cash Advance Centers Inc.	42,585	313,426
Advisory Board Co. (The)(a)(b)	103,008	6,647,106
American Public Education Inc.(a)	116,601	3,964,434
AMN Healthcare Services Inc.(a)	115,097	461,539
Arbitron Inc.	175,335	5,800,082
Avis Budget Group Inc.(a)	680,020	6,575,793
Bridgepoint Education Inc.(a)(b)	116,071	2,024,278
Capella Education Co.(a)	101,294	2,874,724
Cardtronics Inc.(a)	279,613	6,408,730
Cass Information Systems Inc.	54,468	1,691,231
CDI Corp.	10,745	114,757
Cenveo Inc.(a)	187,259	563,650
Chemed Corp.	137,403	7,551,669
Coinstar Inc.(a)(b)	203,124	8,124,960
Consolidated Graphics Inc.(a)	58,399	2,133,315
Corporate Executive Board Co. (The)	224,357	6,685,839
CorVel Corp.(a)	40,133	1,705,652
CoStar Group Inc.(a)(b)	164,278	8,537,528
CRA International Inc.(a)	12,207	244,262
Deluxe Corp.	332,465	6,183,849
DFC Global Corp.(a)	282,669	6,176,318
Dollar Thrifty Automotive Group Inc.(a)(b)	187,307	10,545,384
Electro Rent Corp.	49,673	685,984
Essex Rental Corp.(a)	14,012	34,469
ExamWorks Group Inc.(a)(b)	174,805	1,779,515
ExlService Holdings Inc.(a)(b)	105,359	2,317,898
Exponent Inc.(a)	90,486	3,739,786

48

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Forrester Research Inc.	95,487	$3,104,282
Grand Canyon Education Inc.(a)	184,831	2,985,021
H&E Equipment Services Inc.(a)	84,210	694,732
Hackett Group Inc. (The)(a)	126,292	471,069
Healthcare Services Group Inc.	429,237	6,927,885
HealthSpring Inc.(a)	238,127	8,682,110
Heartland Payment Systems Inc.	248,795	4,906,237
Heidrick & Struggles International Inc.	9,122	150,057
Hillenbrand Inc.	406,572	7,480,925
HMS Holdings Corp.(a)	549,167	13,394,183
Huron Consulting Group Inc.(a)(b)	134,788	4,195,950
ICF International Inc.(a)	44,218	831,741
Insperity Inc.	147,788	3,288,283
Intersections Inc.	58,723	754,591
K12 Inc.(a)(b)	167,600	4,267,096
Kenexa Corp.(a)(b)	170,311	2,663,664
Kforce Inc.(a)(b)	195,099	1,913,921
Korn/Ferry International(a)	16,796	204,743
Landauer Inc.	61,013	3,022,584
MAXIMUS Inc.	225,404	7,866,600
McGrath RentCorp	67,107	1,596,476
Medifast Inc.(a)(b)	90,098	1,455,083
Monro Muffler Brake Inc.	198,241	6,536,006
Multi-Color Corp.	3,814	86,158
National American University Holdings Inc.	56,597	405,234
National Research Corp.	11,652	386,147
Odyssey Marine Exploration Inc.(a)(b)	124,105	305,298
On Assignment Inc.(a)	25,285	178,765
PAREXEL International Corp.(a)(b)	344,351	6,518,564
Pendrell Corp.(a)(b)	622,311	1,400,200
PRGX Global Inc.(a)	124,812	589,113
Providence Service Corp. (The)(a)	16,767	178,569
Quad Graphics Inc.	14,511	262,214
Rollins Inc.	411,015	7,690,091
RPX Corp.(a)	63,132	1,307,464
Saba Software Inc.(a)	186,667	1,075,202
Senomyx Inc.(a)	252,886	887,630
ServiceSource International Inc.(a)(b)	66,495	878,399
Sotheby’s	437,328	12,057,133
Standard Parking Corp.(a)(b)	102,526	1,603,507
Steiner Leisure Ltd.(a)	97,079	3,957,911
Strayer Education Inc.	79,556	6,099,558
SuccessFactors Inc.(a)	539,405	12,400,921
Swisher Hygiene Inc.(a)(b)	549,275	2,224,564
Team Health Holdings Inc.(a)	172,543	2,833,156
Team Inc.(a)	126,398	2,651,830
TeleTech Holdings Inc.(a)	164,446	2,506,157
TMS International Corp.(a)	33,403	243,174
TNS Inc.(a)(b)	165,779	3,116,645
Transcend Services Inc.(a)	56,129	1,265,148
TrueBlue Inc.(a)	189,048	2,141,914
United Rentals Inc.(a)	119,703	2,015,798
Universal Technical Institute Inc.(a)	138,858	1,887,080
Valassis Communications Inc.(a)(b)	319,123	5,980,365
Viad Corp.	17,318	294,060
VirnetX Holding Corp.(a)(b)	262,574	3,935,984
Wright Express Corp.(a)	250,408	9,525,520
Zillow Inc.(a)	6,379	174,466
Zipcar Inc.(a)(b)	53,161	956,898

		298,641,463

Security	Shares	Value
COMPUTERS – 2.72%
3D Systems Corp.(a)(b)	273,119	$3,820,935
CACI International Inc. Class A(a)(b)	13,704	684,378
Carbonite Inc.(a)	33,324	401,221
Computer Task Group Inc.(a)	67,623	755,349
Digimarc Corp.(a)	40,626	1,031,088
Dot Hill Systems Corp.(a)	82,313	124,293
Echelon Corp.(a)(b)	229,606	1,609,538
Electronics For Imaging Inc.(a)	20,889	281,375
Furmanite Corp.(a)(b)	239,046	1,293,239
iGATE Corp.	200,523	2,314,035
Immersion Corp.(a)	173,094	1,035,102
Jack Henry & Associates Inc.	559,035	16,200,834
Limelight Networks Inc.(a)(b)	367,736	867,857
LivePerson Inc.(a)	343,839	3,421,198
Magma Design Automation Inc.(a)	432,862	1,969,522
Manhattan Associates Inc.(a)	140,242	4,639,205
Maxwell Technologies Inc.(a)(b)	181,576	3,342,814
Mentor Graphics Corp.(a)	277,257	2,667,212
MTS Systems Corp.	100,511	3,079,657
NCI Inc. Class A(a)	7,557	90,155
NetScout Systems Inc.(a)(b)	244,030	2,786,823
OCZ Technology Group Inc.(a)(b)	334,235	1,621,040
RealD Inc.(a)	268,652	2,511,896
Silicon Graphics International Corp.(a)(b)	200,985	2,395,741
STEC Inc.(a)(b)	264,479	2,681,817
Stratasys Inc.(a)(b)	135,926	2,520,068
Super Micro Computer Inc.(a)(b)	174,648	2,188,340
Sykes Enterprises Inc.(a)	30,755	459,787
Synaptics Inc.(a)(b)	208,767	4,989,531
Syntel Inc.	100,371	4,335,024
Tyler Technologies Inc.(a)	208,618	5,273,863
Unisys Corp.(a)	116,247	1,823,915
Virtusa Corp.(a)	98,923	1,305,784
Wave Systems Corp. Class A(a)(b)	529,404	1,238,805

		85,761,441

COSMETICS & PERSONAL CARE – 0.17%
Elizabeth Arden Inc.(a)(b)	128,516	3,654,995
Inter Parfums Inc.	104,894	1,620,612

		5,275,607

DISTRIBUTION & WHOLESALE – 1.52%
Beacon Roofing Supply Inc.(a)	297,139	4,751,252
Brightpoint Inc.(a)(b)	192,501	1,772,934
Chindex International Inc.(a)	31,638	278,731
Core-Mark Holding Co. Inc.(a)	9,962	305,136
Houston Wire & Cable Co.	115,165	1,323,246
MWI Veterinary Supply Inc.(a)	81,095	5,580,958
Owens & Minor Inc.	336,634	9,587,336
Pool Corp.	311,437	8,153,421
Rentrak Corp.(a)	60,766	765,044
ScanSource Inc.(a)	25,203	745,001
United Stationers Inc.	192,076	5,234,071
Watsco Inc.	182,408	9,321,049

		47,818,179

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2011

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.78%
Apollo Residential Mortgage Inc.(a)	45,035	$738,574
Artio Global Investors Inc. Class A	186,819	1,487,079
BGC Partners Inc. Class A	489,510	2,951,745
Charles Schwab Corp. (The)	1	11
Cohen & Steers Inc.(b)	95,640	2,749,650
Credit Acceptance Corp.(a)(b)	43,266	2,784,600
Diamond Hill Investment Group Inc.	17,026	1,181,434
Duff & Phelps Corp. Class A	197,841	2,108,985
Encore Capital Group Inc.(a)	104,648	2,286,559
Epoch Holding Corp.	95,621	1,297,577
Evercore Partners Inc. Class A	137,219	3,128,593
Financial Engines Inc.(a)(b)	249,294	4,514,714
GAMCO Investors Inc. Class A	28,291	1,114,382
Higher One Holdings Inc.(a)(b)	198,196	3,224,649
Imperial Holdings Inc.(a)	95,584	229,402
Ladenburg Thalmann Financial Services Inc.(a)(b)	680,175	1,054,271
MarketAxess Holdings Inc.	185,311	4,821,792
Netspend Holdings Inc.(a)	197,434	1,014,811
Portfolio Recovery Associates Inc.(a)(b)	111,103	6,912,829
Pzena Investment Management Inc. Class A	55,707	182,719
Stifel Financial Corp.(a)	137,979	3,664,722
Teton Advisors Inc. Class B(a)(c)	263	4,432
Virtus Investment Partners Inc.(a)	33,130	1,776,431
Westwood Holdings Group Inc.	39,838	1,376,403
World Acceptance Corp.(a)(b)	97,107	5,433,137

		56,039,501

ELECTRIC – 0.07%
Ameresco Inc. Class A(a)(b)	114,633	1,164,671
Atlantic Power Corp.(a)	33,278	472,215
EnerNOC Inc.(a)(b)	45,916	413,244
Otter Tail Corp.	12,360	226,188

		2,276,318

ELECTRICAL COMPONENTS & EQUIPMENT – 1.11%
A123 Systems Inc.(a)(b)	101,525	349,246
Active Power Inc.(a)(b)	511,205	659,454
Belden Inc.	262,550	6,771,164
Capstone Turbine Corp.(a)(b)	1,602,712	1,602,712
Coleman Cable Inc.(a)	53,468	452,339
EnerSys Inc.(a)	95,477	1,911,450
Generac Holdings Inc.(a)	60,737	1,142,463
Graham Corp.	62,881	1,046,340
Insteel Industries Inc.	5,443	54,811
Littelfuse Inc.	129,215	5,195,735
Power-One Inc.(a)(b)	414,667	1,866,002
PowerSecure International Inc.(a)(b)	18,657	88,248
SatCon Technology Corp.(a)(b)	574,945	546,198
Universal Display Corp.(a)(b)	249,161	11,944,778
Valence Technology Inc.(a)(b)	225,253	234,263
Vicor Corp.	128,251	1,122,196

		34,987,399

ELECTRONICS – 2.26%
American Science and Engineering Inc.	58,537	3,573,684
Analogic Corp.	60,313	2,738,813
Badger Meter Inc.	81,502	2,357,853
Brady Corp. Class A	25,795	681,762
Coherent Inc.(a)	116,543	5,006,687
Cubic Corp.	45,444	1,775,497
Cymer Inc.(a)	49,331	1,834,127

Security	Shares	Value
Daktronics Inc.	43,573	$373,856
DDi Corp.	34,813	252,046
Electro Scientific Industries Inc.(a)	13,416	159,516
FARO Technologies Inc.(a)	106,671	3,365,470
FEI Co.(a)	231,086	6,923,337
Fluidigm Corp.(a)(b)	41,209	574,041
II-VI Inc.(a)(b)	334,366	5,851,405
Kemet Corp.(a)	14,379	102,810
LeCroy Corp.(a)	104,795	827,881
Measurement Specialties Inc.(a)(b)	96,958	2,517,030
Multi-Fineline Electronix Inc.(a)	9,921	197,825
NVE Corp.(a)(b)	30,960	1,878,034
OSI Systems Inc.(a)	94,633	3,172,098
OYO Geospace Corp.(a)	28,212	1,588,053
Plexus Corp.(a)(b)	207,462	4,692,790
Pulse Electronics Corp.	265,827	760,265
Rofin-Sinar Technologies Inc.(a)	86,848	1,667,482
Rogers Corp.(a)(b)	35,911	1,405,197
SRS Labs Inc.(a)	77,062	551,764
Stoneridge Inc.(a)(b)	172,317	899,495
Taser International Inc.(a)(b)	388,167	1,673,000
TTM Technologies Inc.(a)	78,866	750,016
Viasystems Group Inc.(a)(b)	1,717	30,202
Watts Water Technologies Inc. Class A	18,371	489,587
Woodward Inc.	398,393	10,915,968
Zagg Inc.(a)(b)	144,121	1,429,680
Zygo Corp.(a)	15,803	182,683

		71,199,954

ENERGY – ALTERNATE SOURCES – 0.29%
Amyris Inc.(a)(b)	114,376	2,314,970
Clean Energy Fuels Corp.(a)(b)	319,476	3,552,573
FuelCell Energy Inc.(a)(b)	793,905	666,801
FutureFuel Corp.	42,710	444,184
Gevo Inc.(a)	38,002	211,671
KiOR Inc. Class A(a)	38,339	795,151
Solazyme Inc.(a)	53,363	512,818
Syntroleum Corp.(a)(b)	570,281	490,499

		8,988,667

ENGINEERING & CONSTRUCTION – 0.14%
Argan Inc.(a)(b)	8,592	87,466
Dycom Industries Inc.(a)	37,572	574,852
Mistras Group Inc.(a)	96,868	1,701,002
MYR Group Inc.(a)	122,930	2,168,485

		4,531,805

ENTERTAINMENT – 1.17%
Churchill Downs Inc.	21,263	829,895
Cinemark Holdings Inc.	545,857	10,305,780
Lions Gate Entertainment Corp.(a)(b)	295,622	2,039,792
National CineMedia Inc.	358,775	5,205,825
Pinnacle Entertainment Inc.(a)	23,733	215,496
Scientific Games Corp. Class A(a)	200,673	1,428,792
Shuffle Master Inc.(a)	284,587	2,393,377
Six Flags Entertainment Corp.	270,274	7,491,995
Vail Resorts Inc.	184,289	6,964,281

		36,875,233

50

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2011

Security	Shares	Value
ENVIRONMENTAL CONTROL – 1.33%
Calgon Carbon Corp.(a)	290,086	$4,226,553
Casella Waste Systems Inc. Class A(a)	140,906	741,165
Clean Harbors Inc.(a)	303,386	15,563,702
Darling International Inc.(a)	758,037	9,543,686
EnergySolutions Inc.(a)	111,170	392,430
Fuel Tech Inc.(a)	110,380	642,412
Heritage-Crystal Clean Inc.(a)	30,269	549,685
Met-Pro Corp.	6,339	54,389
Metalico Inc.(a)	148,216	578,042
Mine Safety Appliances Co.	176,797	4,766,447
Rentech Inc.(a)(b)	1,413,154	1,102,543
Tetra Tech Inc.(a)(b)	80,784	1,513,892
TRC Companies Inc.(a)	113,279	340,970
US Ecology Inc.	111,912	1,731,279
WCA Waste Corp.(a)	7,410	31,418

		41,778,613

FOOD – 1.97%
Arden Group Inc. Class A	4,213	334,934
B&G Foods Inc. Class A	177,759	2,965,020
Cal-Maine Foods Inc.(b)	5,439	170,948
Calavo Growers Inc.	76,737	1,574,643
Chefs’ Warehouse Holdings LLC(a)	37,000	435,120
Diamond Foods Inc.(b)	142,630	11,380,448
Dole Food Co. Inc.(a)	42,869	428,690
Fresh Market Inc. (The)(a)(b)	181,910	6,941,686
Hain Celestial Group Inc.(a)	57,035	1,742,419
J&J Snack Foods Corp.	92,299	4,434,967
Lifeway Foods Inc.(a)(b)	28,887	308,224
M&F Worldwide Corp.(a)	3,251	80,040
Ruddick Corp.	171,557	6,689,007
Smart Balance Inc.(a)	179,821	1,060,944
Tootsie Roll Industries Inc.(b)	141,417	3,410,978
TreeHouse Foods Inc.(a)(b)	135,442	8,375,733
United Natural Foods Inc.(a)(b)	313,232	11,602,113

		61,935,914

FOREST PRODUCTS & PAPER – 0.32%
Deltic Timber Corp.	69,675	4,158,204
Neenah Paper Inc.	48,427	686,695
Potlatch Corp.(b)	139,169	4,386,607
Xerium Technologies Inc.(a)(b)	70,344	736,501

		9,968,007

GAS – 0.05%
South Jersey Industries Inc.	34,636	1,723,141

		1,723,141

HAND & MACHINE TOOLS – 0.16%
Franklin Electric Co. Inc.	140,510	5,097,703

		5,097,703

HEALTH CARE – PRODUCTS – 6.14%
Abaxis Inc.(a)	145,289	3,328,571
ABIOMED Inc.(a)	205,433	2,265,926

Security	Shares	Value
Accuray Inc.(a)	390,518	$1,569,882
Align Technology Inc.(a)	395,833	6,004,787
Arthrocare Corp.(a)	177,653	5,111,077
AtriCure Inc.(a)	89,755	874,214
Atrion Corp.	10,309	2,137,984
Bacterin International Holdings Inc.(a)(b)	142,576	285,152
BG Medicine Inc.(a)	42,948	152,465
BIOLASE Technology Inc.(a)(b)	42,405	127,215
Caliper Life Sciences Inc.(a)	307,353	3,217,986
CardioNet Inc.(a)	39,844	119,532
Cardiovascular Systems Inc.(a)	93,590	1,065,990
Cepheid Inc.(a)	399,591	15,516,119
Cerus Corp.(a)(b)	260,684	552,650
Columbia Laboratories Inc.(a)(b)	388,489	757,554
Conceptus Inc.(a)	203,386	2,129,451
Cyberonics Inc.(a)	183,307	5,187,588
Delcath Systems Inc.(a)(b)	310,345	1,036,552
DexCom Inc.(a)	436,186	5,234,232
Endologix Inc.(a)	317,900	3,191,716
Exactech Inc.(a)(b)	38,581	543,220
Female Health Co. (The)(b)	118,027	481,550
Haemonetics Corp.(a)	166,377	9,729,727
Hanger Orthopedic Group Inc.(a)	114,102	2,155,387
Hansen Medical Inc.(a)(b)	309,698	1,028,197
HeartWare International Inc.(a)(b)	78,199	5,036,798
ICU Medical Inc.(a)	18,780	691,104
Insulet Corp.(a)(b)	298,792	4,559,566
Invacare Corp.	10,446	240,676
IRIS International Inc.(a)	81,371	729,898
Kensey Nash Corp.(a)(b)	56,163	1,375,993
Luminex Corp.(a)	244,086	5,411,387
MAKO Surgical Corp.(a)(b)	207,476	7,099,829
Masimo Corp.	340,542	7,372,734
Medical Action Industries Inc.(a)	45,762	231,098
MEDTOX Scientific Inc.	48,329	632,627
Merge Healthcare Inc.(a)	335,936	2,045,850
Meridian Bioscience Inc.	267,272	4,206,861
Merit Medical Systems Inc.(a)	270,388	3,552,898
Metabolix Inc.(a)(b)	156,147	683,924
Microvision Inc.(a)(b)	671,612	456,763
Natus Medical Inc.(a)	96,356	916,346
Neoprobe Corp.(a)(b)	611,068	1,808,761
NuVasive Inc.(a)(b)	256,046	4,370,705
NxStage Medical Inc.(a)	290,308	6,055,825
OraSure Technologies Inc.(a)	303,784	2,418,121
Orthofix International NV(a)(b)	116,490	4,020,070
PSS World Medical Inc.(a)	359,532	7,079,185
Quidel Corp.(a)(b)	185,120	3,030,414
Rockwell Medical Technologies Inc.(a)(b)	102,501	836,408
SonoSite Inc.(a)	86,561	2,626,261
Spectranetics Corp.(a)(b)	213,072	1,521,334
Staar Surgical Co.(a)	202,604	1,580,311
Stereotaxis Inc.(a)(b)	281,842	312,845
Steris Corp.	383,683	11,230,401
Symmetry Medical Inc.(a)	58,342	450,400
Synergetics USA Inc.(a)	142,163	766,259
Synovis Life Technologies Inc.(a)(b)	75,595	1,262,437
Tornier NV(a)(b)	69,029	1,414,404
Unilife Corp.(a)(b)	372,821	1,565,848
Uroplasty Inc.(a)(b)	115,273	559,074
Vascular Solutions Inc.(a)	108,249	1,239,451
Volcano Corp.(a)(b)	337,837	10,010,110
West Pharmaceutical Services Inc.	118,389	4,392,232

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Young Innovations Inc.	12,878	$367,023
Zoll Medical Corp.(a)	141,427	5,337,455

		193,304,410

HEALTH CARE – SERVICES – 1.33%
Air Methods Corp.(a)	73,803	4,699,037
Alliance Healthcare Services Inc.(a)	157,108	179,103
Bio-Reference Laboratories Inc.(a)(b)	159,361	2,933,836
Capital Senior Living Corp.(a)	57,017	351,795
Centene Corp.(a)	201,768	5,784,689
Continucare Corp.(a)	147,605	941,720
Emeritus Corp.(a)(b)	197,678	2,787,260
Ensign Group Inc. (The)	105,750	2,443,883
IPC The Hospitalist Co. Inc.(a)(b)	105,634	3,770,077
LHC Group Inc.(a)	5,257	89,684
Metropolitan Health Networks Inc.(a)	261,840	1,188,754
Molina Healthcare Inc.(a)	109,906	1,696,949
Neostem Inc.(a)(b)	265,289	172,438
RadNet Inc.(a)	194,832	475,390
Select Medical Holdings Corp.(a)	64,330	429,081
Skilled Healthcare Group Inc. Class A(a)(b)	8,530	30,793
Sunrise Senior Living Inc.(a)(b)	279,556	1,294,344
U.S. Physical Therapy Inc.	76,534	1,417,410
Vanguard Health Systems Inc.(a)	67,653	687,354
WellCare Health Plans Inc.(a)	275,752	10,473,061

		41,846,658

HOLDING COMPANIES – DIVERSIFIED – 0.11%
Heckmann Corp.(a)(b)	299,802	1,585,953
Horizon Pharma Inc.	29,876	208,833
Primoris Services Corp.	152,628	1,596,489

		3,391,275

HOME BUILDERS – 0.04%
Winnebago Industries Inc.(a)(b)	189,011	1,307,956

		1,307,956

HOME FURNISHINGS – 0.37%
DTS Inc.(a)	111,957	2,779,892
Ethan Allen Interiors Inc.	55,150	750,592
Skullcandy Inc.(a)	21,475	303,442
TiVo Inc.(a)	771,732	7,207,977
Universal Electronics Inc.(a)(b)	37,060	607,413

		11,649,316

HOUSEHOLD PRODUCTS & WARES – 0.24%
A.T. Cross Co. Class A(a)(b)	55,985	631,511
American Greetings Corp. Class A	15,764	291,634
Oil-Dri Corp. of America	5,272	97,954
Spectrum Brands Holdings Inc.(a)	85,897	2,028,887
WD-40 Co.	109,211	4,350,966

		7,400,952

Security	Shares	Value
HOUSEWARES – 0.13%
Libbey Inc.(a)	128,378	$1,353,104
National Presto Industries Inc.	31,176	2,709,506

		4,062,610

INSURANCE – 0.09%
AmTrust Financial Services Inc.	19,550	435,183
Crawford & Co. Class B	164,738	882,996
Flagstone Reinsurance Holdings SA	19,411	150,435
Greenlight Capital Re Ltd. Class A(a)	40,478	839,514
Hallmark Financial Services Inc.(a)	31,393	231,366
State Auto Financial Corp.	11,523	151,528

		2,691,022

INTERNET – 4.28%
1-800-FLOWERS.COM Inc.(a)(b)	10,802	25,061
AboveNet Inc.	150,396	8,061,226
Active Network Inc. (The)(a)(b)	81,527	1,202,523
Ancestry.com Inc.(a)(b)	206,104	4,843,444
Archipelago Learning Inc.(a)(b)	48,837	410,231
Bankrate Inc.(a)	106,605	1,621,462
Blue Coat Systems Inc.(a)	106,012	1,471,447
Blue Nile Inc.(a)(b)	83,189	2,934,908
Boingo Wireless Inc.(a)	27,105	193,801
BroadSoft Inc.(a)	145,518	4,416,471
Cogent Communications Group Inc.(a)	296,872	3,992,928
comScore Inc.(a)	205,540	3,467,460
Constant Contact Inc.(a)(b)	192,421	3,326,959
DealerTrack Holdings Inc.(a)	231,580	3,628,859
Dice Holdings Inc.(a)	311,899	2,439,050
Digital River Inc.(a)	32,067	664,749
ePlus Inc.(a)	1,042	25,706
eResearchTechnology Inc.(a)	162,245	723,613
FriendFinder Networks Inc.(a)	31,942	58,773
Global Sources Ltd.(a)(b)	69,378	469,689
HealthStream Inc.(a)	101,368	1,300,551
ICG Group Inc.(a)	16,214	149,331
InfoSpace Inc.(a)	30,517	255,122
interCLICK Inc.(a)	131,004	727,072
Internap Network Services Corp.(a)	294,341	1,448,158
IntraLinks Holdings Inc.(a)	207,018	1,554,705
j2 Global Communications Inc.(b)	297,283	7,996,913
Keynote Systems Inc.	89,538	1,891,938
Lionbridge Technologies Inc.(a)	393,604	968,266
Liquidity Services Inc.(a)	122,094	3,915,555
LoopNet Inc.(a)	107,395	1,839,676
Move Inc.(a)	1,036,975	1,503,614
NIC Inc.	416,634	4,770,459
NutriSystem Inc.(b)	175,703	2,127,763
OpenTable Inc.(a)(b)	152,622	7,022,138
Openwave Systems Inc.(a)	164,536	256,676
Overstock.com Inc.(a)(b)	74,160	687,463
Perficient Inc.(a)	109,024	798,056
Quepasa Corp.(a)(b)	43,633	150,098
QuinStreet Inc.(a)(b)	21,153	218,934
ReachLocal Inc.(a)(b)	63,737	692,821
Responsys Inc.(a)	60,554	652,772
RightNow Technologies Inc.(a)(b)	159,369	5,267,145
S1 Corp.(a)	47,124	432,127
Sapient Corp.	708,441	7,183,592
Shutterfly Inc.(a)(b)	192,877	7,942,675
Sourcefire Inc.(a)(b)	183,577	4,912,521
SPS Commerce Inc.(a)	53,823	876,777

52

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2011

Security	Shares	Value
Stamps.com Inc.	69,796	$1,426,630
Support.com Inc.(a)(b)	192,692	381,530
TechTarget Inc.(a)	66,148	377,705
TeleCommunication Systems Inc.(a)(b)	125,632	433,430
Towerstream Corp.(a)	273,524	700,221
Travelzoo Inc.(a)(b)	36,014	791,948
US Auto Parts Network Inc.(a)	94,473	478,978
ValueClick Inc.(a)(b)	509,061	7,920,989
Vasco Data Security International Inc.(a)	176,419	901,501
Vocus Inc.(a)(b)	114,180	1,913,657
Web.com Group Inc.(a)	189,637	1,323,666
Websense Inc.(a)	257,789	4,459,750
XO Group Inc.(a)	112,020	915,203
Zix Corp.(a)(b)	430,494	1,149,419

		134,695,905

IRON & STEEL – 0.02%
Metals USA Holdings Corp.(a)(b)	74,076	662,980

		662,980

LEISURE TIME – 0.68%
Ambassadors Group Inc.	26,296	150,676
Brunswick Corp.	577,107	8,102,582
Interval Leisure Group Inc.(a)	260,530	3,470,259
Life Time Fitness Inc.(a)(b)	248,601	9,160,947
Marine Products Corp.(a)(b)	31,614	108,120
Town Sports International Holdings Inc.(a)	55,245	401,079

		21,393,663

LODGING – 0.12%
Ameristar Casinos Inc.	207,729	3,334,050
Morgans Hotel Group Co.(a)	51,003	305,508

		3,639,558

MACHINERY – 1.54%
Alamo Group Inc.	2,415	50,208
Albany International Corp. Class A	33,597	613,145
Altra Holdings Inc.(a)	173,754	2,010,334
Applied Industrial Technologies Inc.	275,286	7,476,768
Cascade Corp.	3,029	101,138
Cognex Corp.	219,229	5,943,298
Columbus McKinnon Corp.(a)(b)	98,679	1,081,522
DXP Enterprises Inc.(a)	56,341	1,060,901
Flow International Corp.(a)(b)	266,171	588,238
Global Power Equipment Group Inc.(a)	50,626	1,178,067
Gorman-Rupp Co. (The)	98,722	2,437,446
iRobot Corp.(a)(b)	153,162	3,853,556
Kadant Inc.(a)	21,577	383,207
Lindsay Corp.(b)	81,082	4,362,212
Middleby Corp. (The)(a)	121,421	8,555,324
Park-Ohio Holdings Corp.(a)	53,284	639,941
Sauer-Danfoss Inc.(a)	74,932	2,165,535
Tennant Co.	123,563	4,370,423
Twin Disc Inc.	55,258	1,473,731

		48,344,994

Security	Shares	Value
MACHINERY – DIVERSIFIED – 0.26%
Chart Industries Inc.(a)(b)	190,615	$8,038,235

		8,038,235

MANUFACTURING – 2.76%
Actuant Corp. Class A	69,616	1,374,916
Acuity Brands Inc.	280,569	10,111,707
AZZ Inc.	81,246	3,149,908
Blount International Inc.(a)(b)	316,867	4,233,343
Brink’s Co. (The)	261,603	6,097,966
CLARCOR Inc.	309,887	12,823,124
Colfax Corp.(a)(b)	158,894	3,219,193
EnPro Industries Inc.(a)(b)	57,812	1,715,860
ESCO Technologies Inc.	44,047	1,123,199
Fabrinet(a)(b)	132,399	2,475,861
Federal Signal Corp.	33,753	149,188
GP Strategies Corp.(a)	27,587	275,594
Handy & Harman Ltd.(a)	5,422	54,708
Hexcel Corp.(a)(b)	536,788	11,895,222
Koppers Holdings Inc.	134,359	3,440,934
Lancaster Colony Corp.	120,913	7,376,902
LSB Industries Inc.(a)	119,708	3,432,028
Matthews International Corp. Class A	73,874	2,272,364
Myers Industries Inc.	14,946	151,702
PMFG Inc.(a)(b)	113,453	1,789,154
Raven Industries Inc.	116,743	5,627,013
Smith & Wesson Holding Corp.(a)(b)	131,463	331,287
Standex International Corp.	14,934	464,895
Sturm, Ruger & Co. Inc.(b)	121,590	3,158,908

		86,744,976

MEDIA – 0.50%
Acacia Research Corp.(a)	277,353	9,981,934
Belo Corp. Class A	174,902	855,271
Crown Media Holdings Inc. Class A(a)(b)	44,357	63,430
Cumulus Media Inc. Class A(a)(b)	47,974	136,246
Demand Media Inc.(a)	50,510	404,080
DG FastChannel Inc.(a)	135,985	2,304,946
Entravision Communications Corp. Class A(a)	189,331	193,118
Lin TV Corp. Class A(a)	13,430	29,277
Nexstar Broadcasting Group Inc.(a)	13,932	92,091
Sinclair Broadcast Group Inc. Class A	23,207	166,394
Value Line Inc.(b)	7,513	86,324
World Wrestling Entertainment Inc. Class A(b)	155,660	1,386,931

		15,700,042

METAL FABRICATE & HARDWARE – 0.65%
Ampco-Pittsburgh Corp.	5,034	102,945
CIRCOR International Inc.	70,494	2,070,409
Dynamic Materials Corp.	86,183	1,357,382
Haynes International Inc.	61,327	2,664,658
Mueller Industries Inc.	33,901	1,308,240
NN Inc.(a)	106,898	539,835
Omega Flex Inc.(a)(b)	17,593	233,987
RBC Bearings Inc.(a)(b)	112,272	3,816,125
Sun Hydraulics Corp.	129,160	2,632,281
TriMas Corp.(a)(b)	165,412	2,456,368
Worthington Industries Inc.	231,031	3,227,503

		20,409,733

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2011

Security	Shares	Value
MINING – 1.42%
AMCOL International Corp.	158,531	$3,803,159
Coeur d’Alene Mines Corp.(a)	37,307	799,862
General Moly Inc.(a)(b)	444,772	1,289,839
Globe Specialty Metals Inc.	409,800	5,950,296
Gold Resource Corp.(b)	185,389	3,086,727
Golden Minerals Co.(a)(b)	168,561	1,254,094
Hecla Mining Co.(a)(b)	1,804,238	9,670,716
Horsehead Holding Corp.(a)	13,997	103,858
Kaiser Aluminum Corp.	45,937	2,034,090
Materion Corp.(a)	10,164	230,519
Midway Gold Corp.(a)(b)	553,769	1,113,076
Noranda Aluminium Holding Corp.(a)	147,282	1,229,805
Paramount Gold and Silver Corp.(a)(b)	763,265	1,801,305
Revett Minerals Inc.(a)	88,393	341,197
RTI International Metals Inc.(a)	25,474	594,054
Stillwater Mining Co.(a)(b)	667,294	5,671,999
United States Lime & Minerals Inc.(a)(b)	3,317	132,348
Ur-Energy Inc.(a)	541,629	487,466
Uranerz Energy Corp.(a)(b)	412,569	565,219
Uranium Energy Corp.(a)(b)	462,547	1,267,379
Uranium Resources Inc.(a)(b)	596,837	406,744
US Gold Corp.(a)(b)	689,338	2,764,245
Vista Gold Corp.(a)	71,273	238,052

		44,836,049

MISCELLANEOUS – MANUFACTURING – 0.08%
John Bean Technologies Corp.	172,451	2,459,151

		2,459,151

OFFICE FURNISHINGS – 0.66%
CompX International Inc.	872	11,074
Herman Miller Inc.	372,425	6,651,511
HNI Corp.	289,324	5,534,768
Interface Inc. Class A	343,112	4,069,308
Knoll Inc.	311,662	4,269,770
Steelcase Inc. Class A	58,930	371,848

		20,908,279

OIL & GAS – 4.76%
Abraxas Petroleum Corp.(a)(b)	542,512	1,432,232
Alon USA Energy Inc.	55,245	338,652
Apco Oil and Gas International Inc.(b)	58,875	4,381,477
Approach Resources Inc.(a)(b)	104,773	1,780,093
ATP Oil & Gas Corp.(a)(b)	291,527	2,247,673
Berry Petroleum Co. Class A	333,377	11,794,878
Bill Barrett Corp.(a)	23,871	865,085
BPZ Resources Inc.(a)(b)	157,900	437,383
Callon Petroleum Co.(a)	250,868	970,859
Carrizo Oil & Gas Inc.(a)	252,987	5,451,870
Cheniere Energy Inc.(a)(b)	540,424	2,783,184
Clayton Williams Energy Inc.(a)(b)	38,463	1,646,601
Contango Oil & Gas Co.(a)	78,677	4,304,419
Crosstex Energy Inc.	235,745	3,177,843
CVR Energy Inc.(a)	567,642	11,999,952
Energy XXI (Bermuda) Ltd.(a)(b)	487,636	10,459,792

Security	Shares	Value
Evolution Petroleum Corp.(a)	102,653	$724,730
FX Energy Inc.(a)(b)	339,337	1,401,462
GeoResources Inc.(a)	50,025	889,945
GMX Resources Inc.(a)(b)	123,007	279,226
Goodrich Petroleum Corp.(a)(b)	168,172	1,987,793
Gulfport Energy Corp.(a)(b)	269,626	6,519,557
Houston American Energy Corp.(b)	108,318	1,490,456
Hyperdynamics Corp.(a)(b)	1,002,732	3,710,108
Isramco Inc.(a)(b)	6,957	402,045
Kodiak Oil & Gas Corp.(a)(b)	1,351,611	7,041,893
Magnum Hunter Resources Corp.(a)(b)	718,938	2,379,685
McMoRan Exploration Co.(a)(b)	636,257	6,318,032
Northern Oil and Gas Inc.(a)(b)	408,230	7,915,580
Oasis Petroleum Inc.(a)(b)	385,558	8,609,510
Panhandle Oil and Gas Inc.	44,906	1,273,983
PetroQuest Energy Inc.(a)	83,768	460,724
Pioneer Drilling Co.(a)	317,366	2,278,688
Resolute Energy Corp.(a)(b)	301,158	3,421,155
Rex Energy Corp.(a)(b)	192,994	2,441,374
Rosetta Resources Inc.(a)(b)	342,885	11,733,525
Stone Energy Corp.(a)	318,399	5,161,248
Triangle Petroleum Corp.(a)	131,999	473,876
VAALCO Energy Inc.(a)(b)	38,904	189,073
Venoco Inc.(a)(b)	44,390	391,076
Voyager Oil & Gas Inc.(a)(b)	218,534	458,921
W&T Offshore Inc.	227,184	3,126,052
Warren Resources Inc.(a)	73,472	176,333
Western Refining Inc.(a)(b)	322,611	4,019,733
Zion Oil & Gas Inc.(a)(b)	197,748	387,586

		149,735,362

OIL & GAS SERVICES – 2.09%
Basic Energy Services Inc.(a)	157,976	2,236,940
C&J Energy Services Inc.(a)	39,224	644,843
Cal Dive International Inc.(a)	383,630	732,733
Complete Production Services Inc.(a)	510,861	9,629,730
Dawson Geophysical Co.(a)	13,919	328,210
Dril-Quip Inc.(a)(b)	222,632	12,002,091
Flotek Industries Inc.(a)	324,565	1,515,719
Geokinetics Inc.(a)	68,215	165,080
Global Geophysical Services Inc.(a)	119,247	950,399
Gulf Island Fabrication Inc.	13,371	276,512
ION Geophysical Corp.(a)	853,766	4,038,313
Key Energy Services Inc.(a)	724,153	6,872,212
Lufkin Industries Inc.	197,239	10,495,087
Matrix Service Co.(a)	26,698	227,200
Mitcham Industries Inc.(a)	42,107	471,598
Newpark Resources Inc.(a)(b)	39,838	242,613
Targa Resources Corp.	106,518	3,168,911
Tesco Corp.(a)	158,873	1,842,927
Tetra Technologies Inc.(a)	54,001	416,888
Thermon Group Holdings Inc.(a)	63,894	883,015
Willbros Group Inc.(a)	47,441	197,829
World Fuel Services Corp.	260,876	8,517,601

		65,856,451
PACKAGING & CONTAINERS – 0.18%
AEP Industries Inc.(a)(b)	28,089	623,576
Astronics Corp.(a)	67,161	1,897,298
Graphic Packaging Holding Co.(a)	900,697	3,107,405

		5,628,279

54

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2011

Security	Shares	Value
PHARMACEUTICALS – 6.32%
Achillion Pharmaceuticals Inc.(a)(b)	306,354	$1,445,991
Acura Pharmaceuticals Inc.(a)(b)	68,763	233,794
Akorn Inc.(a)(b)	365,032	2,850,900
Alimera Sciences Inc.(a)	71,706	573,648
Alkermes PLC(a)(b)	617,654	9,425,400
Allos Therapeutics Inc.(a)	407,598	749,980
Alnylam Pharmaceuticals Inc.(a)(b)	239,916	1,576,248
Amicus Therapeutics Inc.(a)	100,788	387,026
Ampio Pharmaceuticals Inc.(a)(b)	126,670	842,355
Anacor Pharmaceuticals Inc.(a)(b)	64,771	369,195
Antares Pharma Inc.(a)	557,812	1,294,124
Anthera Pharmaceuticals Inc.(a)	135,982	648,634
Ardea Biosciences Inc.(a)	109,097	1,704,095
Array BioPharma Inc.(a)	162,246	318,002
Auxilium Pharmaceuticals Inc.(a)	311,211	4,665,053
AVANIR Pharmaceuticals Inc. Class A(a)(b)	726,185	2,076,889
AVI BioPharma Inc.(a)	857,577	960,486
BioScrip Inc.(a)	196,694	1,250,974
BioSpecifics Technologies Corp.(a)(b)	31,624	510,411
Cadence Pharmaceuticals Inc.(a)(b)	248,358	1,626,745
Chelsea Therapeutics International Ltd.(a)(b)	350,427	1,279,059
Corcept Therapeutics Inc.(a)(b)	262,396	813,428
Cubist Pharmaceuticals Inc.(a)	388,293	13,714,509
Depomed Inc.(a)(b)	348,721	1,883,093
DURECT Corp.(a)	480,520	773,637
Dusa Pharmaceuticals Inc.(a)(b)	156,155	577,773
Dyax Corp.(a)	517,925	652,585
Dynavax Technologies Corp.(a)(b)	801,320	1,490,455
Emergent BioSolutions Inc.(a)	157,816	2,435,101
Endocyte Inc.(a)	112,061	1,187,847
Hi-Tech Pharmacal Co. Inc.(a)	20,630	693,168
Idenix Pharmaceuticals Inc.(a)(b)	97,525	486,650
Impax Laboratories Inc.(a)	385,620	6,906,454
Infinity Pharmaceuticals Inc.(a)(b)	122,130	861,016
Ironwood Pharmaceuticals Inc. Class A(a)	329,296	3,556,397
Isis Pharmaceuticals Inc.(a)(b)	648,915	4,399,644
ISTA Pharmaceuticals Inc.(a)	208,815	720,412
Jazz Pharmaceuticals Inc.(a)	142,930	5,934,454
K-V Pharmaceutical Co. Class A(a)(b)	217,818	294,054
Keryx Biopharmaceuticals Inc.(a)(b)	451,121	1,353,363
Lannett Co. Inc.(a)	32,067	122,817
MannKind Corp.(a)(b)	506,113	1,918,168
MAP Pharmaceuticals Inc.(a)	142,636	2,085,338
Medicines Co. (The)(a)	198,833	2,958,635
Medicis Pharmaceutical Corp. Class A	329,577	12,022,969
Medivation Inc.(a)	202,150	3,432,507
Nabi Biopharmaceuticals(a)	259,696	436,289
Nature’s Sunshine Products Inc.(a)(b)	72,232	1,017,027
Neogen Corp.(a)(b)	149,827	5,201,993
Neurocrine Biosciences Inc.(a)	225,309	1,347,348
NPS Pharmaceuticals Inc.(a)	554,030	3,606,735
Obagi Medical Products Inc.(a)	118,457	1,074,405
Omega Protein Corp.(a)	12,121	110,059
Onyx Pharmaceuticals Inc.(a)	410,327	12,313,913
Opko Health Inc.(a)(b)	709,051	3,070,191
Osiris Therapeutics Inc.(a)(b)	106,606	545,823
Pacira Pharmaceuticals Inc.(a)	31,212	309,935
Pain Therapeutics Inc.(a)	235,060	1,118,886
Par Pharmaceutical Companies Inc.(a)	163,536	4,353,328
Pernix Therapeutics Holdings(a)(b)	24,079	212,377
PetMed Express Inc.	137,678	1,239,102

Security	Shares	Value
Pharmacyclics Inc.(a)(b)	298,092	$3,526,428
POZEN Inc.(a)	169,109	407,553
Progenics Pharmaceuticals Inc.(a)(b)	138,797	796,695
Questcor Pharmaceuticals Inc.(a)	343,228	9,356,395
Raptor Pharmaceutical Corp.(a)	302,779	1,365,533
Rigel Pharmaceuticals Inc.(a)	339,593	2,499,404
Sagent Pharmaceuticals Inc.(a)(b)	42,486	859,917
Salix Pharmaceuticals Ltd.(a)	378,356	11,199,338
Santarus Inc.(a)	354,749	989,750
Schiff Nutrition International Inc.(a)	21,860	242,209
SciClone Pharmaceuticals Inc.(a)	221,325	843,248
SIGA Technologies Inc.(a)(b)	225,276	736,653
Spectrum Pharmaceuticals Inc.(a)(b)	337,530	2,575,354
Star Scientific Inc.(a)(b)	617,395	1,426,182
Sucampo Pharmaceuticals Inc.(a)	81,027	302,231
Synta Pharmaceuticals Corp.(a)(b)	149,339	485,352
Synutra International Inc.(a)(b)	110,818	589,552
Targacept Inc.(a)	178,360	2,675,400
Theravance Inc.(a)(b)	372,745	7,507,084
USANA Health Sciences Inc.(a)(b)	45,111	1,240,552
Vanda Pharmaceuticals Inc.(a)(b)	168,831	835,713
VIVUS Inc.(a)(b)	577,339	4,659,126
XenoPort Inc.(a)	191,934	1,132,411
Zalicus Inc.(a)(b)	289,186	283,576
Zogenix Inc.(a)(b)	135,312	247,621

		198,804,171

REAL ESTATE – 0.05%
HFF Inc. Class A(a)	188,923	1,651,187

		1,651,187

REAL ESTATE INVESTMENT TRUSTS – 4.28%
Acadia Realty Trust	55,149	1,031,286
AG Mortgage Investment Trust Inc.	6,803	127,216
Alexander’s Inc.	13,351	4,819,978
American Assets Trust Inc.	196,037	3,518,864
American Campus Communities Inc.	194,415	7,234,182
American Capital Mortgage Investment Corp.	8,641	144,305
Associated Estates Realty Corp.(b)	13,943	215,559
CBL & Associates Properties Inc.	301,669	3,426,960
Cogdell Spencer Inc.	75,171	283,395
DuPont Fabros Technology Inc.(b)	145,145	2,857,905
EastGroup Properties Inc.	80,441	3,068,020
Equity Lifestyle Properties Inc.(b)	136,819	8,578,551
Extra Space Storage Inc.	235,637	4,389,917
FelCor Lodging Trust Inc.(a)(b)	405,926	945,808
Getty Realty Corp.(b)	78,059	1,125,611
Gladstone Commercial Corp.(b)	29,202	457,887
Glimcher Realty Trust(b)	602,821	4,267,973
Highwoods Properties Inc.	344,853	9,745,546
Home Properties Inc.(b)	309,616	17,573,804
Investors Real Estate Trust(b)	97,977	705,434
Kilroy Realty Corp.	185,984	5,821,299
LTC Properties Inc.(b)	34,885	883,288
Mid-America Apartment Communities Inc.(b)	237,329	14,291,952
National Health Investors Inc.(b)	69,798	2,940,590
Newcastle Investment Corp.(b)	633,617	2,578,821
Omega Healthcare Investors Inc.	623,464	9,931,781
PS Business Parks Inc.(b)	24,363	1,206,943
Sabra Healthcare REIT Inc.	66,185	631,405
Saul Centers Inc.	47,563	1,608,105

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Strategic Hotels & Resorts Inc.(a)	289,320	$1,246,969
Tanger Factory Outlet Centers Inc.	556,082	14,463,693
Universal Health Realty Income Trust(b)	40,447	1,359,424
Urstadt Biddle Properties Inc. Class A(b)	19,576	312,629
Washington Real Estate Investment Trust(b)	108,983	3,071,141

		134,866,241

RETAIL – 7.15%
99 Cents Only Stores(a)	34,558	636,558
Aeropostale Inc.(a)	525,124	5,676,590
AFC Enterprises Inc.(a)(b)	161,085	1,905,636
America’s Car-Mart Inc.(a)	29,068	843,553
ANN Inc.(a)	336,486	7,685,340
Ascena Retail Group Inc.(a)	406,938	11,015,812
Biglari Holdings Inc.(a)	738	218,736
BJ’s Restaurants Inc.(a)	155,653	6,865,854
Body Central Corp.(a)(b)	77,115	1,400,408
Bravo Brio Restaurant Group Inc.(a)(b)	125,049	2,080,815
Buckle Inc. (The)	174,364	6,706,039
Buffalo Wild Wings Inc.(a)	118,452	7,083,430
Caribou Coffee Co. Inc.(a)	38,506	455,141
Carrols Restaurant Group Inc.(a)	80,494	716,397
Casey’s General Stores Inc.	245,875	10,732,444
Cash America International Inc.	63,740	3,260,938
Cato Corp. (The) Class A	178,398	4,024,659
CEC Entertainment Inc.	128,064	3,645,982
Cheesecake Factory Inc. (The)(a)	374,410	9,229,207
Conn’s Inc.(a)	7,930	56,937
Cost Plus Inc.(a)(b)	76,818	483,953
Cracker Barrel Old Country Store Inc.	140,014	5,611,761
Denny’s Corp.(a)(b)	463,557	1,543,645
Destination Maternity Corp.	68,572	882,522
DineEquity Inc.(a)(b)	99,662	3,835,990
Domino’s Pizza Inc.(a)	152,070	4,143,908
Einstein Noah Restaurant Group Inc.	33,135	425,122
Express Inc.	357,294	7,249,495
EZCORP Inc.(a)	303,892	8,673,078
Finish Line Inc. (The) Class A	103,181	2,062,588
First Cash Financial Services Inc.(a)	202,384	8,490,009
Francesca’s Holdings Corp.(a)	21,311	452,006
Genesco Inc.(a)	15,341	790,522
GNC Holdings Inc. Class A(a)(b)	148,358	2,984,963
Gordmans Stores Inc.(a)	32,322	386,894
hhgregg Inc.(a)	6,759	65,900
Hibbett Sports Inc.(a)	177,004	5,998,666
HSN Inc.(a)	258,593	8,567,186
Jack in the Box Inc.(a)	17,898	356,528
Jamba Inc.(a)(b)	421,139	543,269
Jos. A. Bank Clothiers Inc.(a)(b)	178,622	8,329,144
Kenneth Cole Productions Inc. Class A(a)	15,017	161,132
Krispy Kreme Doughnuts Inc.(a)	378,728	2,582,925
Lumber Liquidators Holdings Inc.(a)(b)	149,698	2,260,440
Men’s Wearhouse Inc. (The)	56,990	1,486,299
New York & Co. Inc.(a)	11,297	36,037
Nu Skin Enterprises Inc. Class A	354,857	14,378,806
P.F. Chang’s China Bistro Inc.	134,738	3,670,263
Pantry Inc. (The)(a)(b)	10,483	127,159
Papa John’s International Inc.(a)	127,252	3,868,461
Pier 1 Imports Inc.(a)	201,666	1,972,293
PriceSmart Inc.	115,605	7,204,504
Red Robin Gourmet Burgers Inc.(a)	75,929	1,829,130
Rite Aid Corp.(a)	286,230	280,505

Security	Shares	Value
rue21 Inc.(a)(b)	97,123	$2,203,721
Ruth’s Hospitality Group Inc.(a)	38,467	165,023
Select Comfort Corp.(a)	312,634	4,367,497
Sonic Corp.(a)	397,923	2,813,316
Systemax Inc.(a)	4,033	51,300
Teavana Holdings Inc.(a)	15,197	309,107
Texas Roadhouse Inc.	380,166	5,025,795
Titan Machinery Inc.(a)	31,704	567,502
Vera Bradley Inc.(a)(b)	127,911	4,611,192
Vitamin Shoppe Inc.(a)	160,207	5,998,150
Winmark Corp.	14,526	671,392
Zumiez Inc.(a)(b)	137,614	2,409,621

		225,169,195

SAVINGS & LOANS – 0.03%
BofI Holding Inc.(a)	3,154	42,453
Clifton Savings Bancorp Inc.	5,297	48,520
Investors Bancorp Inc.(a)	41,305	521,682
Westfield Financial Inc.	46,767	308,195

		920,850

SEMICONDUCTORS – 4.52%
Advanced Analogic Technologies Inc.(a)	57,387	248,486
Aeroflex Holding Corp.(a)	129,441	1,177,913
Amtech Systems Inc.(a)	57,400	459,200
Applied Micro Circuits Corp.(a)(b)	347,931	1,868,389
ATMI Inc.(a)	11,198	177,152
AXT Inc.(a)	86,634	436,635
Cabot Microelectronics Corp.(a)	34,875	1,199,351
Cavium Inc.(a)(b)	314,298	8,489,189
CEVA Inc.(a)(b)	150,384	3,655,835
Cirrus Logic Inc.(a)(b)	430,393	6,343,993
Diodes Inc.(a)	230,164	4,124,539
eMagin Corp.(a)	110,884	291,625
Entegris Inc.(a)	283,796	1,810,619
Entropic Communications Inc.(a)(b)	551,138	2,276,200
Exar Corp.(a)	24,971	142,584
GT Advanced Technologies Inc.(a)(b)	814,241	5,715,972
Hittite Microwave Corp.(a)	203,207	9,896,181
Inphi Corp.(a)	133,929	1,174,557
Integrated Device Technology Inc.(a)	609,400	3,138,410
IXYS Corp.(a)	102,489	1,115,080
Kopin Corp.(a)	159,774	548,025
Lattice Semiconductor Corp.(a)	240,287	1,261,507
LTX-Credence Corp.(a)	170,680	902,897
MaxLinear Inc.(a)	102,233	660,425
Micrel Inc.	327,214	3,098,717
Microsemi Corp.(a)	559,795	8,945,524
Mindspeed Technologies Inc.(a)(b)	116,559	606,107
MIPS Technologies Inc.(a)(b)	244,637	1,184,043
Monolithic Power Systems Inc.(a)	148,992	1,516,739
MoSys Inc.(a)(b)	208,500	763,110
NetLogic Microsystems Inc.(a)	442,460	21,286,751
OmniVision Technologies Inc.(a)	297,282	4,173,839
Pericom Semiconductor Corp.(a)	18,333	135,848
Power Integrations Inc.	186,374	5,704,908
Rambus Inc.(a)(b)	634,884	8,888,376
Rubicon Technology Inc.(a)(b)	115,699	1,264,590
Semtech Corp.(a)	422,778	8,920,616
Silicon Image Inc.(a)	407,851	2,394,085
TriQuint Semiconductor Inc.(a)	1,066,471	5,353,684

56

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Ultra Clean Holdings Inc.(a)	145,390	$623,723
Ultratech Inc.(a)	161,838	2,775,522
Veeco Instruments Inc.(a)(b)	183,517	4,477,815
Volterra Semiconductor Corp.(a)	158,988	3,057,339

		142,286,100

SOFTWARE – 6.95%
ACI Worldwide Inc.(a)	215,926	5,946,602
Actuate Corp.(a)	211,734	1,168,772
Advent Software Inc.(a)	213,696	4,455,562
American Reprographics Co.(a)	34,075	114,492
American Software Inc. Class A	145,159	1,052,403
Aspen Technology Inc.(a)	547,206	8,355,836
athenahealth Inc.(a)(b)	225,473	13,426,917
Blackbaud Inc.	287,634	6,405,609
Blackboard Inc.(a)(b)	221,358	9,885,848
Bottomline Technologies Inc.(a)(b)	232,311	4,678,744
Callidus Software Inc.(a)(b)	191,592	883,239
CommVault Systems Inc.(a)	285,701	10,588,079
Computer Programs and Systems Inc.	71,445	4,726,087
Concur Technologies Inc.(a)	289,245	10,765,699
Convio Inc.(a)	77,333	650,371
Cornerstone OnDemand Inc.(a)(b)	72,913	914,329
CSG Systems International Inc.(a)(b)	108,715	1,374,158
Deltek Inc.(a)(b)	141,813	852,296
DemandTec Inc.(a)	209,538	1,370,378
Digi International Inc.(a)	26,718	293,898
DynaVox Inc.(a)(b)	47,276	170,194
Ebix Inc.(a)(b)	128,108	1,883,188
Ellie Mae Inc.(a)	53,962	300,029
Envestnet Inc.(a)	126,608	1,266,080
EPIQ Systems Inc.	14,044	175,971
ePocrates Inc.(a)	37,099	334,262
Fair Isaac Corp.	149,705	3,268,060
FalconStor Software Inc.(a)(b)	196,230	572,992
Geeknet Inc.(a)(b)	27,975	565,654
Glu Mobile Inc.(a)(b)	306,194	646,069
Guidance Software Inc.(a)	88,800	576,312
inContact Inc.(a)	179,636	619,744
InnerWorkings Inc.(a)(b)	170,509	1,336,791
Interactive Intelligence Group Inc.(a)	92,425	2,509,339
JDA Software Group Inc.(a)	50,017	1,172,398
MedAssets Inc.(a)(b)	253,571	2,436,817
Medidata Solutions Inc.(a)	136,461	2,243,419
MedQuist Holdings Inc.(a)	205,787	1,555,750
MicroStrategy Inc. Class A(a)(b)	51,619	5,888,179
MoneyGram International Inc.(a)	495,379	1,154,233
Monotype Imaging Holdings Inc.(a)(b)	232,061	2,814,900
NetSuite Inc.(a)(b)	175,810	4,748,628
Omnicell Inc.(a)	101,735	1,401,908
OPNET Technologies Inc.	93,184	3,253,053
Parametric Technology Corp.(a)	771,315	11,862,825
PDF Solutions Inc.(a)	140,780	574,382
Pegasystems Inc.	108,434	3,319,165
Progress Software Corp.(a)	259,015	4,545,713
PROS Holdings Inc.(a)(b)	140,189	1,807,036
QAD Inc. Class A(a)	43,493	464,940
QLIK Technologies Inc.(a)	455,674	9,869,899
Quality Systems Inc.(b)	125,506	12,174,082
Quest Software Inc.(a)	121,804	1,934,247
RealPage Inc.(a)	195,528	3,998,548
Renaissance Learning Inc.	28,708	481,720

Security	Shares	Value
SciQuest Inc.(a)	81,804	$1,222,152
SeaChange International Inc.(a)(b)	82,688	636,698
SolarWinds Inc.(a)(b)	369,442	8,135,113
Synchronoss Technologies Inc.(a)	170,469	4,246,383
Take-Two Interactive Software Inc.(a)	475,290	6,045,689
Taleo Corp. Class A(a)	265,285	6,823,130
Tangoe Inc.(a)	47,517	537,417
Ultimate Software Group Inc. (The)(a)	167,009	7,802,660
Verint Systems Inc.(a)	136,701	3,593,869

		218,878,957

STORAGE & WAREHOUSING – 0.05%
Mobile Mini Inc.(a)	61,070	1,003,991
Wesco Aircraft Holdings Inc.(a)	50,662	553,735

		1,557,726

TELECOMMUNICATIONS – 3.91%
8x8 Inc.(a)(b)	407,385	1,658,057
ADTRAN Inc.	418,800	11,081,448
Alaska Communications Systems Group Inc.(b)	58,876	386,227
Anaren Inc.(a)	10,732	205,518
Anixter International Inc.	97,188	4,610,599
Aruba Networks Inc.(a)(b)	553,298	11,569,461
Atlantic Tele-Network Inc.	14,038	461,569
Calix Inc.(a)(b)	246,663	1,923,971
Cbeyond Inc.(a)	182,131	1,285,845
Cincinnati Bell Inc.(a)	372,708	1,151,668
Consolidated Communications Holdings Inc.	135,922	2,453,392
Dialogic Inc.(a)	98,722	182,636
DigitalGlobe Inc.(a)	227,302	4,416,478
Extreme Networks Inc.(a)	165,350	438,178
Fairpoint Communications Inc.(a)	8,537	36,709
Finisar Corp.(a)(b)	581,297	10,195,949
General Communication Inc. Class A(a)	268,728	2,203,570
GeoEye Inc.(a)(b)	8,097	229,550
Global Crossing Ltd.(a)	124,296	2,971,917
Globecomm Systems Inc.(a)	101,648	1,373,265
Harmonic Inc.(a)	154,770	659,320
Hickory Tech Corp.	85,361	821,173
IDT Corp. Class B	83,393	1,701,217
Infinera Corp.(a)	42,484	327,977
InterDigital Inc.(b)	293,447	13,668,761
Iridium Communications Inc.(a)	32,864	203,757
Ixia(a)(b)	250,572	1,921,887
Knology Inc.(a)	182,143	2,364,216
KVH Industries Inc.(a)	5,285	41,804
Leap Wireless International Inc.(a)	81,451	562,012
LogMeIn Inc.(a)	131,685	4,373,259
Loral Space & Communications Inc.(a)	5,531	277,103
MasTec Inc.(a)(b)	365,920	6,443,851
Meru Networks Inc.(a)(b)	68,849	561,119
Motricity Inc.(a)	222,244	375,592
NeoPhotonics Corp.(a)	27,665	190,335
NETGEAR Inc.(a)	237,806	6,156,797
Newport Corp.(a)	75,165	812,534
Novatel Wireless Inc.(a)	19,642	59,319
NTELOS Holdings Corp.	193,926	3,438,308
Numerex Corp. Class A(a)(b)	61,070	339,549
Oplink Communications Inc.(a)	49,192	744,767
PAETEC Holding Corp.(a)	577,339	3,054,123
Plantronics Inc.	84,370	2,400,327

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Powerwave Technologies Inc.(a)(b)	1,036,627	$1,782,998
Preformed Line Products Co.	1,350	61,830
Procera Networks Inc.(a)	92,942	892,243
RF Micro Devices Inc.(a)	185,714	1,177,427
RigNet Inc.(a)	37,374	599,105
Shenandoah Telecommunications Co.	153,424	1,709,143
ShoreTel Inc.(a)	305,983	1,523,795
Sonus Networks Inc.(a)	104,682	227,160
SureWest Communications	5,488	57,459
TeleNav Inc.(a)	101,103	896,784
ViaSat Inc.(a)(b)	87,838	2,925,884
Vonage Holdings Corp.(a)	387,771	1,008,205

		123,197,147

TRANSPORTATION – 1.79%
CAI International Inc.(a)(b)	73,220	858,138
Celadon Group Inc.	80,514	714,964
Echo Global Logistics Inc.(a)(b)	71,984	957,387
Forward Air Corp.	191,150	4,864,768
Genesee & Wyoming Inc. Class A(a)(b)	256,696	11,941,498
Golar LNG Ltd.	259,168	8,236,359
GulfMark Offshore Inc. Class A(a)	26,863	976,202
Heartland Express Inc.	325,372	4,412,044
Hub Group Inc. Class A(a)	237,878	6,724,811
Knight Transportation Inc.	394,060	5,244,939
Marten Transport Ltd.	15,493	267,099
Old Dominion Freight Line Inc.(a)	307,330	8,903,350
Pacer International Inc.(a)(b)	22,650	84,938
Quality Distribution Inc.(a)	28,758	257,959
Roadrunner Transportation Systems Inc.(a)	3,667	50,311
Swift Transportation Co.(a)	150,757	970,875
Werner Enterprises Inc.	40,879	851,510

		56,317,152

TRUCKING & LEASING – 0.17%
Aircastle Ltd.	37,454	356,562
TAL International Group Inc.	142,816	3,561,831
Textainer Group Holdings Ltd.	74,424	1,509,319

		5,427,712

VENTURE CAPITAL – 0.00%
Fidus Investment Corp.	7,662	96,465

		96,465

WATER – 0.01%
Pennichuck Corp.	15,255	426,835

		426,835

TOTAL COMMON STOCKS (Cost: $3,960,315,427)		3,142,932,145

SHORT-TERM INVESTMENTS – 19.00%

MONEY MARKET FUNDS – 19.00%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%(d)(e)(f)	547,391,782	547,391,782

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%(d)(e)(f)	46,365,814	$46,365,814
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(d)(e)	4,230,016	4,230,016

		597,987,612

TOTAL SHORT-TERM INVESTMENTS (Cost: $597,987,612)		597,987,612

TOTAL INVESTMENTS IN SECURITIES – 118.86% (Cost: $4,558,303,039)		3,740,919,757

Other Assets, Less Liabilities – (18.86)%		(593,572,956)

NET ASSETS – 100.00%		$3,147,346,801

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58

Schedule of Investments (Unaudited)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.72%

ADVERTISING – 0.11%
APAC Customer Services Inc.(a)	32,183	$274,199
Harte-Hanks Inc.	278,111	2,358,381
Marchex Inc. Class B	79,648	677,008
Valuevision Media Inc. Class A(a)	51,562	121,687

		3,431,275

AEROSPACE & DEFENSE – 1.85%
AAR Corp.	187,559	3,126,608
Curtiss-Wright Corp.	292,547	8,434,130
Ducommun Inc.	66,464	995,631
Esterline Technologies Corp.(a)	191,418	9,923,109
GenCorp Inc.(a)(b)	98,779	443,518
Kaman Corp.	73,632	2,050,651
Kratos Defense & Security Solutions Inc.(a)(b)	208,588	1,401,711
LMI Aerospace Inc.(a)(b)	28,950	493,887
Moog Inc. Class A(a)(b)	258,114	8,419,679
Orbital Sciences Corp.(a)	214,126	2,740,813
Teledyne Technologies Inc.(a)(b)	166,663	8,143,154
Triumph Group Inc.	209,432	10,207,716

		56,380,607

AGRICULTURE – 0.45%
Alico Inc.	14,613	286,999
Alliance One International Inc.(a)(b)	548,407	1,338,113
Andersons Inc. (The)	116,772	3,930,546
Cadiz Inc.(a)(b)	75,492	597,142
Griffin Land & Nurseries Inc.	15,880	407,798
MGP Ingredients Inc.	75,285	381,695
Universal Corp.	145,632	5,222,363
Vector Group Ltd.(b)	95,782	1,645,535

		13,810,191

AIRLINES – 1.02%
Alaska Air Group Inc.(a)	212,528	11,963,201
Hawaiian Holdings Inc.(a)(b)	313,551	1,320,050
JetBlue Airways Corp.(a)(b)	1,549,448	6,352,737
Republic Airways Holdings Inc.(a)(b)	303,856	859,912
SkyWest Inc.	331,326	3,813,562
Spirit Airlines Inc.(a)	97,422	1,217,775
US Airways Group Inc.(a)(b)	1,020,030	5,610,165

		31,137,402

APPAREL – 1.00%
Carter’s Inc.(a)(b)	41,472	1,266,555
Cherokee Inc.	6,952	89,333
Columbia Sportswear Co.	24,190	1,122,416
Delta Apparel Inc.(a)(b)	40,046	630,725
Iconix Brand Group Inc.(a)	459,130	7,254,254
Jones Group Inc. (The)	548,902	5,055,388
K-Swiss Inc. Class A(a)(b)	163,961	696,834
Liz Claiborne Inc.(a)(b)	562,458	2,812,290
Perry Ellis International Inc.(a)(b)	75,433	1,418,140

Security	Shares	Value
Quiksilver Inc.(a)(b)	821,201	$2,504,663
R.G. Barry Corp.	48,661	515,807
SKECHERS U.S.A. Inc. Class A(a)(b)	234,680	3,292,560
Unifi Inc.(a)(b)	88,020	719,123
Warnaco Group Inc. (The)(a)	43,608	2,009,893
Weyco Group Inc.	44,886	1,000,958

		30,388,939

AUTO MANUFACTURERS – 0.03%
Force Protection Inc.(a)	272,787	1,050,230

		1,050,230

AUTO PARTS & EQUIPMENT – 0.63%
Accuride Corp.(a)(b)	231,231	1,183,903
American Axle & Manufacturing Holdings Inc.(a)	331,742	2,531,191
Dana Holding Corp.(a)(b)	54,575	573,037
Douglas Dynamics Inc.	53,974	689,788
Exide Technologies Inc.(a)(b)	364,077	1,456,308
Fuel Systems Solutions Inc.(a)(b)	104,423	2,005,966
Meritor Inc.(a)	192,123	1,356,388
Miller Industries Inc.	73,853	1,281,350
Modine Manufacturing Co.(a)(b)	291,008	2,636,532
Motorcar Parts of America Inc.(a)	75,564	621,892
Spartan Motors Inc.	210,513	869,419
Standard Motor Products Inc.	123,362	1,600,005
Superior Industries International Inc.	146,484	2,263,178

		19,068,957

BANKS – 10.71%
1st Source Corp.	95,514	1,989,557
1st United Bancorp Inc.(a)	170,845	842,266
Alliance Financial Corp.	30,030	842,342
Ameris Bancorp(a)	149,915	1,305,760
Ames National Corp.	52,451	819,809
Arrow Financial Corp.	60,425	1,344,456
BancFirst Corp.	42,299	1,402,635
Banco Latinoamericano de Comercio Exterior SA Class E	173,992	2,649,898
Bancorp Inc. (The)(a)	184,155	1,318,550
Bancorp Rhode Island Inc.	24,516	1,039,233
BancorpSouth Inc.(b)	524,958	4,609,131
Bank Mutual Corp.	290,467	758,119
Bank of Kentucky Financial Corp.	36,044	730,251
Bank of Marin Bancorp(b)	33,641	1,111,499
Bank of the Ozarks Inc.	153,043	3,203,190
Banner Corp.	102,827	1,315,157
Boston Private Financial Holdings Inc.	483,248	2,841,498
Bridge Bancorp Inc.(b)	27,858	509,801
Bridge Capital Holdings(a)(b)	57,235	575,784
Bryn Mawr Bank Corp.	50,740	840,762
Camden National Corp.	48,415	1,318,340
Capital Bank Corp.(a)(b)	87,621	182,252
Capital City Bank Group Inc.(b)	72,356	752,502
Cardinal Financial Corp.	182,083	1,569,555
Cascade Bancorp(a)(b)	37,607	219,249
Cathay General Bancorp	494,325	5,625,419
Center Bancorp Inc.	75,708	730,582
Center Financial Corp.(a)	224,823	1,054,420
CenterState Banks Inc.	188,197	984,270
Central Pacific Financial Corp.(a)(b)	96,664	997,573
Century Bancorp Inc. Class A	21,904	508,611

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
Chemical Financial Corp.	172,077	$2,634,499
Citizens & Northern Corp.	76,904	1,142,793
City Holding Co.	95,300	2,572,147
CNB Financial Corp.(b)	77,596	994,781
CoBiz Financial Inc.	205,120	916,886
Columbia Banking System Inc.	247,573	3,545,245
Community Bank System Inc.	231,476	5,252,190
Community Trust Bancorp Inc.	86,841	2,022,527
CVB Financial Corp.(b)	560,428	4,309,691
Eagle Bancorp Inc.(a)(b)	105,664	1,243,665
Encore Bancshares Inc.(a)(b)	52,931	564,244
Enterprise Bancorp Inc.(b)	36,499	450,033
Enterprise Financial Services Corp.	86,661	1,177,723
F.N.B. Corp.	800,154	6,857,320
Financial Institutions Inc.	87,006	1,240,706
First Bancorp (North Carolina)	95,435	958,167
First Bancorp Inc. (Maine)	55,557	699,463
First Busey Corp.	481,932	2,096,404
First Commonwealth Financial Corp.	655,471	2,425,243
First Community Bancshares Inc.	100,111	1,021,132
First Connecticut Bancorp Inc.(a)	112,306	1,271,304
First Financial Bancorp	365,669	5,046,232
First Financial Bankshares Inc.(b)	107,941	2,823,737
First Financial Corp.	69,883	1,922,481
First Interstate BancSystem Inc.	98,410	1,053,971
First Merchants Corp.	161,746	1,140,309
First Midwest Bancorp Inc.	466,686	3,416,142
First of Long Island Corp. (The)	47,784	1,082,785
FirstMerit Corp.	687,477	7,809,739
Franklin Financial Corp.(a)	87,034	960,855
German American Bancorp Inc.	79,459	1,280,879
Glacier Bancorp Inc.	450,968	4,225,570
Great Southern Bancorp Inc.	64,098	1,075,564
Hancock Holding Co.	369,651	9,899,254
Hanmi Financial Corp.(a)(b)	947,664	786,561
Heartland Financial USA Inc.(b)	83,970	1,190,695
Heritage Commerce Corp.(a)(b)	130,709	503,230
Heritage Financial Corp.	98,007	1,081,997
Home Bancshares Inc.	141,831	3,009,654
Hudson Valley Holding Corp.	90,229	1,572,692
IBERIABANK Corp.	185,469	8,728,171
Independent Bank Corp. (Massachusetts)	134,086	2,915,030
International Bancshares Corp.	332,474	4,372,033
Lakeland Bancorp Inc.	136,629	1,068,439
Lakeland Financial Corp.	101,800	2,103,188
MainSource Financial Group Inc.	127,279	1,109,873
MB Financial Inc.	343,154	5,051,227
Merchants Bancshares Inc.	30,430	814,915
Metro Bancorp Inc.(a)	87,583	757,593
MidSouth Bancorp Inc.	48,586	522,300
Nara Bancorp Inc.(a)	239,217	1,452,047
National Bankshares Inc.(b)	43,793	1,056,725
National Penn Bancshares Inc.	776,724	5,444,835
NBT Bancorp Inc.	216,250	4,026,575
Northfield Bancorp Inc.	107,343	1,421,221
Old National Bancorp	594,907	5,544,533
OmniAmerican Bancorp Inc.(a)(b)	74,755	1,020,406
Oriental Financial Group Inc.	283,130	2,737,867
Orrstown Financial Services Inc.	44,154	567,379
Pacific Capital Bancorp(a)(b)	25,788	658,110
Pacific Continental Corp.	116,346	824,893
PacWest Bancorp	189,143	2,636,653
Park National Corp.(b)	81,045	4,285,660

Security	Shares	Value
Park Sterling Corp.(a)(b)	179,276	$613,124
Penns Woods Bancorp Inc.(b)	24,228	793,467
Peoples Bancorp Inc.	66,884	735,724
Pinnacle Financial Partners Inc.(a)(b)	213,332	2,333,852
PrivateBancorp Inc.	377,765	2,840,793
Prosperity Bancshares Inc.	295,302	9,650,469
Renasant Corp.	157,530	2,005,357
Republic Bancorp Inc. Class A	62,487	1,106,645
S&T Bancorp Inc.	176,369	2,850,123
S.Y. Bancorp Inc.	64,606	1,202,964
Sandy Spring Bancorp Inc.	150,993	2,209,028
SCBT Financial Corp.	87,673	2,163,770
Seacoast Banking Corp. of Florida(a)(b)	454,058	667,465
Sierra Bancorp(b)	75,283	688,839
Simmons First National Corp. Class A	108,761	2,360,114
Southside Bancshares Inc.	103,055	1,856,021
Southwest Bancorp Inc.(a)	122,518	517,026
State Bancorp Inc.	95,513	1,009,572
State Bank Financial Corp.(a)	198,151	2,500,666
Stellar One Corp.	144,703	1,439,795
Sterling Bancorp	194,702	1,413,537
Sterling Financial Corp.(a)(b)	168,022	2,080,112
Suffolk Bancorp	60,840	506,189
Sun Bancorp Inc. (New Jersey)(a)(b)	235,526	624,144
Susquehanna Bancshares Inc.	814,929	4,457,662
SVB Financial Group(a)	210,170	7,776,290
Taylor Capital Group Inc.(a)(b)	47,248	303,332
Texas Capital Bancshares Inc.(a)(b)	233,592	5,337,577
Tompkins Financial Corp.	50,925	1,822,097
Tower Bancorp Inc.	66,739	1,397,515
TowneBank(b)	153,263	1,742,600
TriCo Bancshares	88,653	1,087,772
TrustCo Bank Corp. NY	556,048	2,479,974
Trustmark Corp.	403,234	7,318,697
UMB Financial Corp.	201,753	6,472,236
Umpqua Holdings Corp.	722,848	6,353,834
Union First Market Bankshares Corp.	125,901	1,349,659
United Bankshares Inc.(b)	287,765	5,781,199
United Community Banks Inc.(a)(b)	263,266	2,235,128
Univest Corp. of Pennsylvania	105,590	1,407,515
Virginia Commerce Bancorp Inc.(a)(b)	146,779	861,593
Washington Banking Co.	96,643	940,336
Washington Trust Bancorp Inc.	89,658	1,773,435
Webster Financial Corp.	454,201	6,949,275
WesBanco Inc.	144,943	2,508,963
West Bancorporation Inc.	98,656	836,603
West Coast Bancorp(a)(b)	120,988	1,693,832
Westamerica Bancorp	98,851	3,787,970
Western Alliance Bancorporation(a)	434,417	2,380,605
Wilshire Bancorp Inc.(a)	387,009	1,060,405
Wintrust Financial Corp.	220,479	5,690,563

		326,366,117

BEVERAGES – 0.02%
Craft Brewers Alliance Inc.(a)(b)	43,381	243,368
Farmer Bros. Co.	40,916	225,447
Primo Water Corp.(a)(b)	29,999	169,194

		638,009

60

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
BIOTECHNOLOGY – 0.98%
Affymax Inc.(a)	114,149	$511,387
Affymetrix Inc.(a)(b)	440,452	2,158,215
AMAG Pharmaceuticals Inc.(a)	119,732	1,767,244
Arena Pharmaceuticals Inc.(a)(b)	847,658	1,229,104
Astex Pharmaceuticals Inc.(a)	331,856	637,163
BioMimetic Therapeutics Inc.(a)	71,565	236,164
Cambrex Corp.(a)(b)	186,376	939,335
Cell Therapeutics Inc.(a)(b)	151,570	160,664
Celldex Therapeutics Inc.(a)(b)	236,598	540,626
CryoLife Inc.(a)	159,735	717,210
Curis Inc.(a)(b)	140,182	442,975
Cytori Therapeutics Inc.(a)(b)	81,865	241,502
Enzo Biochem Inc.(a)	220,351	566,302
Enzon Pharmaceuticals Inc.(a)(b)	223,074	1,570,441
Exact Sciences Corp.(a)(b)	101,998	676,247
Geron Corp.(a)(b)	639,206	1,355,117
Harvard Bioscience Inc.(a)	135,412	571,439
ImmunoGen Inc.(a)(b)	132,896	1,456,540
Inhibitex Inc.(a)	108,689	267,375
Insmed Inc.(a)(b)	155,487	792,984
InterMune Inc.(a)	182,587	3,688,257
Lexicon Pharmaceuticals Inc.(a)(b)	703,399	647,057
Maxygen Inc.	189,002	1,033,841
Micromet Inc.(a)(b)	278,657	1,337,554
Nektar Therapeutics(a)(b)	268,262	1,301,071
Novavax Inc.(a)(b)	189,559	305,190
Nymox Pharmaceutical Corp.(a)(b)	20,981	171,625
Oncothyreon Inc.(a)(b)	74,492	445,462
Pacific Biosciences of California Inc.(a)(b)	165,790	532,186
PDL BioPharma Inc.	153,203	850,277
RTI Biologics Inc.(a)	329,247	1,083,223
Savient Pharmaceuticals Inc.(a)(b)	128,688	527,621
Sequenom Inc.(a)(b)	188,736	960,666
Sunesis Pharmaceuticals Inc.(a)(b)	11,761	14,466
Transcept Pharmaceuticals Inc.(a)(b)	8,113	53,708
Vical Inc.(a)(b)	48,942	121,376

		29,911,614

BUILDING MATERIALS – 0.92%
Apogee Enterprises Inc.	176,649	1,517,415
Broadwind Energy Inc.(a)(b)	650,229	208,138
Builders FirstSource Inc.(a)(b)	284,894	361,815
Comfort Systems USA Inc.	237,837	1,978,804
Drew Industries Inc.	74,295	1,484,414
Eagle Materials Inc.	52,569	875,274
Interline Brands Inc.(a)(b)	189,960	2,444,785
LSI Industries Inc.	123,147	767,206
NCI Building Systems Inc.(a)	123,067	930,387
Quanex Building Products Corp.	239,541	2,622,974
Simpson Manufacturing Co. Inc.	262,209	6,536,870
Texas Industries Inc.(b)	143,488	4,554,309
Universal Forest Products Inc.	123,489	2,969,911
USG Corp.(a)(b)	128,799	866,817

		28,119,119

CHEMICALS – 1.99%
A. Schulman Inc.	183,248	3,113,384
Aceto Corp.	165,404	874,987
American Vanguard Corp.	117,966	1,316,501
Arch Chemicals Inc.	144,102	6,761,266
Chase Corp.	40,050	430,538
Chemtura Corp.(a)	234,649	2,353,529

Security	Shares	Value
Ferro Corp.(a)(b)	543,654	$3,343,472
Georgia Gulf Corp.(a)(b)	212,797	2,942,983
H.B. Fuller Co.	289,791	5,279,992
Innospec Inc.(a)(b)	15,868	384,164
KMG Chemicals Inc.	6,135	75,583
Kraton Performance Polymers Inc.(a)	25,334	409,904
Landec Corp.(a)(b)	165,270	879,236
Minerals Technologies Inc.	115,186	5,675,214
NL Industries Inc.	2,659	33,317
Olin Corp.	198,363	3,572,518
OM Group Inc.(a)(b)	194,762	5,057,969
PolyOne Corp.	161,058	1,724,931
Quaker Chemical Corp.	19,768	512,387
Sensient Technologies Corp.	314,395	10,233,557
Spartech Corp.(a)(b)	193,404	618,893
Stepan Co.	51,219	3,440,892
TPC Group Inc.(a)(b)	29,600	594,368
Zoltek Companies Inc.(a)(b)	174,844	1,124,247

		60,753,832

COAL – 0.27%
Cloud Peak Energy Inc.(a)(b)	304,415	5,159,834
Hallador Energy Co.(b)	2,766	23,677
James River Coal Co.(a)(b)	224,003	1,426,899
L&L Energy Inc.(a)(b)	139,648	377,050
Patriot Coal Corp.(a)	38,753	327,851
SunCoke Energy Inc.(a)	43,660	480,260
Westmoreland Coal Co.(a)(b)	45,232	351,000

		8,146,571

COMMERCIAL SERVICES – 4.15%
ABM Industries Inc.	240,566	4,585,188
Advance America Cash Advance Centers Inc.	304,416	2,240,502
Albany Molecular Research Inc.(a)(b)	139,595	393,658
AMN Healthcare Services Inc.(a)	136,179	546,078
Barrett Business Services Inc.	47,611	663,697
CBIZ Inc.(a)(b)	250,423	1,650,288
CDI Corp.	69,295	740,071
Cenveo Inc.(a)(b)	161,792	486,994
Compass Diversified Holdings	254,895	3,104,621
Convergys Corp.(a)(b)	663,315	6,221,895
Corinthian Colleges Inc.(a)(b)	497,676	776,375
CRA International Inc.(a)	56,269	1,125,943
Cross Country Healthcare Inc.(a)(b)	175,230	732,461
Electro Rent Corp.	69,463	959,284
Essex Rental Corp.(a)(b)	93,489	229,983
Euronet Worldwide Inc.(a)(b)	322,036	5,068,847
Franklin Covey Co.(a)	83,615	635,474
FTI Consulting Inc.(a)(b)	264,082	9,720,858
GEO Group Inc. (The)(a)	408,848	7,588,219
Global Cash Access Inc.(a)	219,507	561,938
Great Lakes Dredge & Dock Corp.	367,136	1,494,243
H&E Equipment Services Inc.(a)	97,157	801,545
Hackett Group Inc. (The)(a)(b)	68,738	256,393
HealthSpring Inc.(a)	195,664	7,133,909
Heidrick & Struggles International Inc.	102,156	1,680,466
Hill International Inc.(a)(b)	157,021	734,858
Hudson Highland Group Inc.(a)	205,447	702,629
Huron Consulting Group Inc.(a)(b)	8,629	268,621
ICF International Inc.(a)(b)	80,936	1,522,406
Kelly Services Inc. Class A(b)	166,642	1,899,719

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
Kforce Inc.(a)(b)	23,666	$232,163
Korn/Ferry International(a)(b)	280,045	3,413,749
Lincoln Educational Services Corp.	143,689	1,162,444
Live Nation Entertainment Inc.(a)	889,113	7,121,795
Mac-Gray Corp.	75,118	969,773
McGrath RentCorp	88,369	2,102,298
Michael Baker Corp.(a)(b)	52,053	995,774
Multi-Color Corp.	67,814	1,531,918
Navigant Consulting Inc.(a)(b)	326,006	3,022,076
Odyssey Marine Exploration Inc.(a)(b)	337,399	830,001
On Assignment Inc.(a)(b)	207,715	1,468,545
PAREXEL International Corp.(a)	35,001	662,569
Pendrell Corp.(a)(b)	345,633	777,674
PHH Corp.(a)(b)	353,884	5,690,455
Providence Service Corp. (The)(a)	64,940	691,611
Quad Graphics Inc.	144,412	2,609,525
Rent-A-Center Inc.	399,758	10,973,357
Resources Connection Inc.	293,146	2,866,968
RSC Holdings Inc.(a)	427,385	3,047,255
Stewart Enterprises Inc. Class A	493,321	2,935,260
TMS International Corp.(a)	47,892	348,654
TrueBlue Inc.(a)(b)	96,061	1,088,371
United Rentals Inc.(a)	278,169	4,684,366
Viad Corp.	110,789	1,881,197
Zillow Inc.(a)	19,459	532,204
Zipcar Inc.(a)(b)	14,222	255,996

		126,423,161

COMPUTERS – 1.60%
Agilysys Inc.(a)	112,637	803,102
CACI International Inc. Class A(a)(b)	176,132	8,796,032
Carbonite Inc.(a)	12,003	144,516
CIBER Inc.(a)(b)	402,185	1,218,620
Computer Task Group Inc.(a)	29,165	325,773
Cray Inc.(a)(b)	225,958	1,199,837
Dot Hill Systems Corp.(a)(b)	273,219	412,561
Dynamics Research Corp.(a)	56,080	500,234
Electronics For Imaging Inc.(a)(b)	272,490	3,670,440
Imation Corp.(a)(b)	189,125	1,382,504
Immersion Corp.(a)	15,222	91,028
Insight Enterprises Inc.(a)(b)	293,992	4,451,039
Keyw Holding Corp. (The)(a)(b)	118,147	840,025
Limelight Networks Inc.(a)(b)	65,026	153,461
Mentor Graphics Corp.(a)	338,366	3,255,081
Mercury Computer Systems Inc.(a)(b)	190,988	2,196,362
NCI Inc. Class A(a)(b)	34,478	411,322
Ness Technologies Inc.(a)(b)	213,576	1,635,992
Quantum Corp.(a)	1,422,205	2,574,191
RadiSys Corp.(a)	121,666	744,596
Rimage Corp.	60,201	761,543
Sigma Designs Inc.(a)(b)	202,148	1,584,840
Spansion Inc. Class A(a)	316,658	3,869,561
Stream Global Services Inc.(a)(b)	57,351	118,143
Sykes Enterprises Inc.(a)(b)	232,194	3,471,300
Unisys Corp.(a)(b)	157,129	2,465,354
Xyratex Ltd.(b)	192,943	1,788,582

		48,866,039

COSMETICS & PERSONAL CARE – 0.05%
Elizabeth Arden Inc.(a)(b)	28,952	823,395
Revlon Inc. Class A(a)(b)	67,931	836,910

		1,660,305

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.55%
Brightpoint Inc.(a)(b)	240,938	$2,219,039
Central European Distribution Corp.(a)(b)	458,695	3,215,452
Chindex International Inc.(a)(b)	41,104	362,126
Core-Mark Holding Co. Inc.(a)	61,760	1,891,709
Owens & Minor Inc.	74,408	2,119,140
ScanSource Inc.(a)(b)	144,603	4,274,464
United Stationers Inc.	102,144	2,783,424

		16,865,354

DIVERSIFIED FINANCIAL SERVICES – 1.90%
Apollo Residential Mortgage Inc.(a)	27,448	450,147
Artio Global Investors Inc. Class A	16,024	127,551
Calamos Asset Management Inc. Class A	119,420	1,195,394
California First National Bancorp(b)	12,627	193,319
CIFC Corp.(a)(b)	74,215	321,351
Cohen & Steers Inc.	19,182	551,482
Cowen Group Inc. Class A(a)	421,270	1,141,642
Doral Financial Corp.(a)(b)	787,217	858,067
Edelman Financial Group Inc.	128,088	827,448
FBR & Co.(a)	318,907	758,999
Federal Agricultural Mortgage Corp. Class C NVS(b)	62,051	1,180,831
First Marblehead Corp. (The)(a)(b)	350,694	357,708
FXCM Inc.(b)	108,736	1,524,479
GAIN Capital Holdings Inc.(a)(b)	46,661	293,498
GAMCO Investors Inc. Class A	15,950	628,270
GFI Group Inc.	441,628	1,775,345
Gleacher & Co. Inc.(a)	493,628	587,417
Imperial Holdings Inc.(a)	17,447	41,873
INTL FCStone Inc.(a)(b)	83,523	1,733,937
Investment Technology Group Inc.(a)(b)	261,116	2,556,326
JMP Group Inc.	94,885	551,282
KBW Inc.	228,198	3,146,850
Knight Capital Group Inc. Class A(a)(b)	631,798	7,682,664
Marlin Business Services Corp.(a)(b)	55,012	583,127
MF Global Holdings Ltd.(a)(b)	1,029,906	4,253,512
National Financial Partners Corp.(a)(b)	275,884	3,018,171
Nelnet Inc. Class A	161,337	3,029,909
NewStar Financial Inc.(a)(b)	169,939	1,587,230
Nicholas Financial Inc.	60,891	594,905
Ocwen Financial Corp.(a)	467,829	6,180,021
Oppenheimer Holdings Inc. Class A	64,913	1,041,205
Piper Jaffray Companies Inc.(a)	98,979	1,774,693
SeaCube Container Leasing Ltd.	69,191	839,287
Stifel Financial Corp.(a)	203,066	5,393,433
Student Loan Corp. (The) Escrow(a)(c)	33,683	84,208
SWS Group Inc.	184,121	863,527
Teton Advisors Inc. Class B(a)(b)(c)	653	11,003
Virtus Investment Partners Inc.(a)	2,450	131,369

		57,871,480

ELECTRIC – 4.58%
ALLETE Inc.	201,032	7,363,802
Atlantic Power Corp.(a)(b)	398,407	5,653,395
Avista Corp.	361,825	8,629,526
Black Hills Corp.	248,419	7,611,558
Central Vermont Public Service Corp.	83,870	2,953,063

62

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
CH Energy Group Inc.	97,716	$5,097,844
Cleco Corp.	383,266	13,084,701
Dynegy Inc.(a)(b)	645,140	2,657,977
El Paso Electric Co.	265,356	8,515,274
Empire District Electric Co. (The)(b)	262,638	5,089,924
EnerNOC Inc.(a)(b)	100,199	901,791
IDACORP Inc.	311,441	11,766,241
MGE Energy Inc.	145,159	5,903,617
NorthWestern Corp.	228,574	7,300,654
Ormat Technologies Inc.(b)	112,368	1,806,877
Otter Tail Corp.	214,168	3,919,274
Pike Electric Corp.(a)(b)	102,839	696,220
PNM Resources Inc.	544,272	8,942,389
Portland General Electric Co.	473,245	11,211,174
UIL Holdings Corp.	317,278	10,447,965
UniSource Energy Corp.	230,371	8,314,089
Unitil Corp.	68,842	1,767,863

		139,635,218

ELECTRICAL COMPONENTS & EQUIPMENT – 0.73%
A123 Systems Inc.(a)(b)	452,351	1,556,087
Advanced Energy Industries Inc.(a)(b)	275,657	2,376,163
American Superconductor Corp.(a)(b)	277,561	1,090,815
Belden Inc.	42,062	1,084,779
Encore Wire Corp.	116,483	2,397,220
EnerSys Inc.(a)(b)	223,177	4,468,004
Generac Holdings Inc.(a)	98,292	1,848,873
Greatbatch Inc.(a)(b)	147,417	2,949,814
Insteel Industries Inc.	105,208	1,059,445
Littelfuse Inc.	17,425	700,659
Powell Industries Inc.(a)(b)	55,486	1,718,401
Power-One Inc.(a)(b)	26,405	118,823
PowerSecure International Inc.(a)(b)	100,006	473,028
Valence Technology Inc.(a)(b)	238,688	248,236

		22,090,347

ELECTRONICS – 1.97%
Analogic Corp.	20,556	933,448
Badger Meter Inc.	15,709	454,461
Bel Fuse Inc. Class B	65,809	1,025,962
Benchmark Electronics Inc.(a)(b)	382,125	4,971,446
Brady Corp. Class A	273,934	7,240,076
Checkpoint Systems Inc.(a)(b)	253,048	3,436,392
Coherent Inc.(a)	45,036	1,934,747
CTS Corp.	214,006	1,739,869
Cubic Corp.	55,407	2,164,751
Cymer Inc.(a)(b)	144,478	5,371,692
Daktronics Inc.	174,980	1,501,328
DDi Corp.	60,667	439,229
Electro Scientific Industries Inc.(a)(b)	128,636	1,529,482
FEI Co.(a)(b)	18,679	559,623
Identive Group Inc.(a)(b)	242,418	482,412
Kemet Corp.(a)	265,070	1,895,250
Methode Electronics Inc.	230,892	1,715,528
Multi-Fineline Electronix Inc.(a)	46,972	936,622
OSI Systems Inc.(a)(b)	27,430	919,454
Park Electrochemical Corp.	130,992	2,799,299
Plexus Corp.(a)(b)	20,892	472,577
Rofin-Sinar Technologies Inc.(a)(b)	94,502	1,814,438
Rogers Corp.(a)(b)	65,819	2,575,497
Sanmina-SCI Corp.(a)	507,091	3,387,368

Security	Shares	Value
TTM Technologies Inc.(a)(b)	247,749	$2,356,093
Viasystems Group Inc.(a)	16,380	288,124
Vishay Precision Group Inc.(a)	76,711	1,011,051
Watts Water Technologies Inc. Class A	170,561	4,545,451
X-Rite Inc.(a)(b)	167,145	623,451
Zygo Corp.(a)(b)	84,914	981,606

		60,106,727

ENERGY – ALTERNATE SOURCES – 0.11%
Ener1 Inc.(a)(b)	457,991	62,745
FutureFuel Corp.	75,156	781,623
Green Plains Renewable Energy Inc.(a)(b)	129,301	1,206,378
Headwaters Inc.(a)	383,935	552,866
KiOR Inc. Class A(a)	29,710	616,185
Solazyme Inc.(a)	16,481	158,383

		3,378,180

ENGINEERING & CONSTRUCTION – 0.90%
Argan Inc.(a)(b)	41,325	420,689
Dycom Industries Inc.(a)(b)	184,232	2,818,750
EMCOR Group Inc.(a)(b)	421,166	8,562,305
Granite Construction Inc.	243,260	4,565,990
Insituform Technologies Inc. Class A(a)(b)	248,087	2,872,847
Layne Christensen Co.(a)(b)	124,257	2,870,337
MYR Group Inc.(a)	8,002	141,155
Orion Marine Group Inc.(a)	168,574	972,672
Sterling Construction Co. Inc.(a)(b)	103,802	1,159,468
Tutor Perini Corp.	197,374	2,267,827
VSE Corp.	25,918	670,758

		27,322,798

ENTERTAINMENT – 0.67%
Ascent Media Corp. Class A(a)	90,267	3,549,299
Churchill Downs Inc.	57,927	2,260,891
Cinemark Holdings Inc.	54,581	1,030,489
International Speedway Corp. Class A	185,417	4,234,924
Isle of Capri Casinos Inc.(a)(b)	127,808	618,591
Pinnacle Entertainment Inc.(a)	364,549	3,310,105
Scientific Games Corp. Class A(a)	174,437	1,241,991
Shuffle Master Inc.(a)	64,606	543,337
Speedway Motorsports Inc.(b)	74,553	900,600
Steinway Musical Instruments Inc.(a)(b)	41,004	884,046
Vail Resorts Inc.	47,385	1,790,679

		20,364,952

ENVIRONMENTAL CONTROL – 0.36%
Calgon Carbon Corp.(a)	71,804	1,046,184
Casella Waste Systems Inc. Class A(a)	20,866	109,755
Energy Recovery Inc.(a)(b)	286,768	863,172
EnergySolutions Inc.(a)	392,661	1,386,093
Fuel Tech Inc.(a)	7,456	43,394
Met-Pro Corp.	86,512	742,273
Metalico Inc.(a)(b)	107,523	419,340
Tetra Tech Inc.(a)(b)	312,589	5,857,918
US Ecology Inc.	6,871	106,294
WCA Waste Corp.(a)(b)	98,137	416,101

		10,990,524

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
FOOD – 2.12%
Arden Group Inc. Class A	2,985	$237,308
B&G Foods Inc. Class A	128,450	2,142,546
Cal-Maine Foods Inc.(b)	83,823	2,634,557
Chefs’ Warehouse Holdings LLC(a)	28,208	331,726
Chiquita Brands International Inc.(a)	283,783	2,366,750
Dole Food Co. Inc.(a)(b)	183,118	1,831,180
Fresh Del Monte Produce Inc.(b)	229,174	5,316,837
Hain Celestial Group Inc.(a)(b)	169,496	5,178,103
Imperial Sugar Co.	77,173	496,994
Ingles Markets Inc. Class A	79,505	1,132,151
M&F Worldwide Corp.(a)	63,305	1,558,569
Nash-Finch Co.	76,020	2,047,219
Pilgrim’s Pride Corp.(a)(b)	316,831	1,352,868
Ruddick Corp.	142,289	5,547,848
Sanderson Farms Inc.(b)	139,363	6,619,743
Seaboard Corp.	1,967	3,544,514
Seneca Foods Corp. Class A(a)	57,528	1,139,054
Smart Balance Inc.(a)	198,088	1,168,719
Snyders-Lance Inc.	297,233	6,197,308
Spartan Stores Inc.	141,720	2,193,826
Tootsie Roll Industries Inc.(b)	11,937	287,920
TreeHouse Foods Inc.(a)(b)	91,805	5,677,221
Village Super Market Inc. Class A	39,101	936,078
Weis Markets Inc.	69,042	2,558,697
Winn-Dixie Stores Inc.(a)(b)	350,434	2,074,569

		64,572,305

FOREST PRODUCTS & PAPER – 1.25%
Boise Inc.	657,196	3,397,703
Buckeye Technologies Inc.	251,505	6,063,785
Clearwater Paper Corp.(a)	145,122	4,931,246
KapStone Paper and Packaging Corp.(a)	244,679	3,398,591
Louisiana-Pacific Corp.(a)(b)	833,059	4,248,601
Neenah Paper Inc.	46,446	658,604
P.H. Glatfelter Co.	288,732	3,814,150
Potlatch Corp.(b)	116,573	3,674,381
Schweitzer-Mauduit International Inc.	101,411	5,665,833
Verso Paper Corp.(a)(b)	93,575	156,270
Wausau Paper Corp.	307,871	1,967,296

		37,976,460

GAS – 2.81%
Chesapeake Utilities Corp.	59,982	2,405,878
Laclede Group Inc. (The)	140,795	5,455,806
New Jersey Resources Corp.	259,932	11,065,305
Nicor Inc.	286,241	15,746,117
Northwest Natural Gas Co.	167,390	7,381,899
Piedmont Natural Gas Co.	451,154	13,033,839
South Jersey Industries Inc.	154,338	7,678,316
Southwest Gas Corp.	287,928	10,414,356
WGL Holdings Inc.	321,952	12,578,665

		85,760,181

HAND & MACHINE TOOLS – 0.01%
Franklin Electric Co. Inc.	9,675	351,009

		351,009

Security	Shares	Value

HEALTH CARE – PRODUCTS – 1.08%
Accuray Inc.(a)(b)	51,425	$206,729
Alphatec Holdings Inc.(a)(b)	337,859	712,882
AngioDynamics Inc.(a)(b)	156,885	2,061,469
BG Medicine Inc.(a)	5,947	21,112
BIOLASE Technology Inc.(a)(b)	138,381	415,143
Cantel Medical Corp.	82,762	1,747,933
CardioNet Inc.(a)	115,217	345,651
Cerus Corp.(a)(b)	43,496	92,212
Columbia Laboratories Inc.(a)(b)	84,112	164,018
CONMED Corp.(a)(b)	177,563	4,085,725
Cynosure Inc. Class A(a)(b)	61,392	619,445
Exactech Inc.(a)(b)	15,900	223,872
Hanger Orthopedic Group Inc.(a)(b)	99,862	1,886,393
ICU Medical Inc.(a)(b)	57,772	2,126,010
Invacare Corp.	169,206	3,898,506
IRIS International Inc.(a)	31,988	286,932
Medical Action Industries Inc.(a)(b)	58,821	297,046
Metabolix Inc.(a)(b)	60,523	265,091
Natus Medical Inc.(a)(b)	87,368	830,870
Palomar Medical Technologies Inc.(a)	119,071	938,279
Solta Medical Inc.(a)(b)	379,683	474,604
Staar Surgical Co.(a)(b)	29,380	229,164
SurModics Inc.(a)	95,575	869,732
Symmetry Medical Inc.(a)	171,601	1,324,760
Uroplasty Inc.(a)(b)	16,503	80,040
West Pharmaceutical Services Inc.	95,593	3,546,500
Wright Medical Group Inc.(a)(b)	244,711	4,375,433
Young Innovations Inc.	22,982	654,987

		32,780,538

HEALTH CARE – SERVICES – 1.67%
Almost Family Inc.(a)(b)	51,555	857,360
Amedisys Inc.(a)(b)	185,873	2,754,638
American Dental Partners Inc.(a)	97,323	940,140
AmSurg Corp.(a)(b)	196,299	4,416,727
Assisted Living Concepts Inc. Class A	122,932	1,557,548
Capital Senior Living Corp.(a)(b)	117,631	725,783
Centene Corp.(a)	117,474	3,367,980
Continucare Corp.(a)	43,086	274,889
Five Star Quality Care Inc.(a)	264,965	662,412
Gentiva Health Services Inc.(a)(b)	193,488	1,068,054
HealthSouth Corp.(a)(b)	597,311	8,917,853
Healthways Inc.(a)(b)	212,599	2,089,848
Kindred Healthcare Inc.(a)	326,424	2,813,775
LHC Group Inc.(a)(b)	93,451	1,594,274
Magellan Health Services Inc.(a)(b)	202,086	9,760,754
Molina Healthcare Inc.(a)	69,322	1,070,332
National Healthcare Corp.	63,918	2,064,551
Neostem Inc.(a)(b)	23,515	15,285
Select Medical Holdings Corp.(a)	218,187	1,455,307
Skilled Healthcare Group Inc. Class A(a)(b)	113,740	410,601
Sun Healthcare Group Inc.(a)	158,293	427,391
Sunrise Senior Living Inc.(a)(b)	90,584	419,404
Triple-S Management Corp. Class B(a)(b)	123,989	2,076,816
Vanguard Health Systems Inc.(a)	124,397	1,263,874

		51,005,596

64

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 0.07%
Harbinger Group Inc.(a)	58,167	$294,907
Heckmann Corp.(a)(b)	298,297	1,577,991
Horizon Pharma Inc.	4,830	33,762
Primoris Services Corp.(b)	21,884	228,906

		2,135,566

HOME BUILDERS – 0.59%
Beazer Homes USA Inc.(a)(b)	479,869	724,602
Cavco Industries Inc.(a)	42,708	1,470,864
Hovnanian Enterprises Inc. Class A(a)(b)	387,908	473,248
KB Home	485,403	2,844,462
M.D.C. Holdings Inc.	236,144	4,000,279
M/I Homes Inc.(a)	118,020	709,300
Meritage Homes Corp.(a)	176,918	2,678,538
Ryland Group Inc.	278,143	2,962,223
Skyline Corp.	43,421	414,671
Standard-Pacific Corp.(a)(b)	667,975	1,649,898

		17,928,085
HOME FURNISHINGS – 0.28%
American Woodmark Corp.	58,776	711,777
Audiovox Corp. Class A(a)(b)	114,799	630,247
Ethan Allen Interiors Inc.	98,443	1,339,809
Furniture Brands International Inc.(a)(b)	264,783	545,453
Kimball International Inc. Class B	197,634	960,501
La-Z-Boy Inc.(a)	325,140	2,409,287
Sealy Corp.(a)(b)	309,826	458,543
Skullcandy Inc.(a)	39,144	553,105
Universal Electronics Inc.(a)(b)	57,397	940,737

		8,549,459

HOUSEHOLD PRODUCTS & WARES – 0.73%
A.T. Cross Co. Class A(a)(b)	5,056	57,032
ACCO Brands Corp.(a)(b)	344,715	1,644,291
American Greetings Corp. Class A	238,121	4,405,238
Blyth Inc.	32,375	1,795,194
Central Garden & Pet Co. Class A(a)(b)	296,887	2,101,960
CSS Industries Inc.	50,740	846,343
Ennis Inc.	162,882	2,127,239
Helen of Troy Ltd.(a)	193,563	4,862,303
Oil-Dri Corp. of America	26,138	485,644
Prestige Brands Holdings Inc.(a)(b)	317,496	2,873,339
Spectrum Brands Holdings Inc.(a)	22,210	524,600
Summer Infant Inc.(a)(b)	83,564	551,522

		22,274,705

HOUSEWARES – 0.02%
Lifetime Brands Inc.	58,935	568,133

		568,133

INSURANCE – 5.55%
Alterra Capital Holdings Ltd.	570,066	10,814,152
American Equity Investment Life Holding Co.	373,029	3,264,004
American Safety Insurance Holdings Ltd.(a)(b)	65,844	1,211,530
Amerisafe Inc.(a)	115,487	2,126,116
AmTrust Financial Services Inc.	131,631	2,930,106
Argo Group International Holdings Ltd.(b)	172,415	4,891,414
Baldwin & Lyons Inc. Class B	52,831	1,128,998
Citizens Inc.(a)(b)	238,687	1,529,984

Security	Shares	Value
CNO Financial Group Inc.(a)	1,396,781	$7,556,585
Delphi Financial Group Inc. Class A	304,318	6,548,923
Donegal Group Inc. Class A	49,152	591,790
eHealth Inc.(a)(b)	133,346	1,821,506
EMC Insurance Group Inc.	29,335	539,764
Employers Holdings Inc.	242,720	3,097,107
Enstar Group Ltd.(a)	43,408	4,133,744
FBL Financial Group Inc. Class A	80,438	2,141,260
First American Financial Corp.	662,491	8,479,885
Flagstone Reinsurance Holdings SA	309,437	2,398,137
Fortegra Financial Corp.(a)	36,665	192,491
FPIC Insurance Group Inc.(a)	52,436	2,193,922
Global Indemnity PLC(a)	85,157	1,454,482
Greenlight Capital Re Ltd. Class A(a)	137,235	2,846,254
Hallmark Financial Services Inc.(a)	46,103	339,779
Harleysville Group Inc.	76,716	4,515,504
Horace Mann Educators Corp.	252,292	2,878,652
Independence Holding Co.	46,152	334,602
Infinity Property and Casualty Corp.	77,824	4,084,204
Kansas City Life Insurance Co.	27,136	837,688
Maiden Holdings Ltd.	317,050	2,342,999
Meadowbrook Insurance Group Inc.	333,366	2,970,291
MGIC Investment Corp.(a)	1,178,819	2,204,392
Montpelier Re Holdings Ltd.	392,515	6,939,665
National Interstate Corp.	43,525	956,680
National Western Life Insurance Co. Class A	13,832	1,874,236
Navigators Group Inc. (The)(a)(b)	73,288	3,166,042
OneBeacon Insurance Group Ltd.(b)	140,747	1,919,789
Phoenix Companies Inc. (The)(a)(b)	732,106	893,169
Platinum Underwriters Holdings Ltd.	234,970	7,225,327
PMI Group Inc. (The)(a)(b)	964,444	192,889
Presidential Life Corp.	136,355	1,120,838
Primerica Inc.	214,284	4,619,963
Primus Guaranty Ltd.(a)(b)	157,753	831,358
ProAssurance Corp.(b)	192,209	13,842,892
Radian Group Inc.(b)	832,165	1,822,441
RLI Corp.	114,764	7,296,695
Safety Insurance Group Inc.	78,930	2,985,922
SeaBright Insurance Holdings Inc.	126,259	909,065
Selective Insurance Group Inc.	338,873	4,422,293
State Auto Financial Corp.	80,805	1,062,586
Stewart Information Services Corp.	113,366	1,002,155
Symetra Financial Corp.	425,128	3,464,793
Tower Group Inc.	232,191	5,307,886
United Fire & Casualty Co.	135,151	2,390,821
Universal American Corp.	202,720	2,039,363
Universal Insurance Holdings Inc.(b)	117,451	452,186

		169,139,319

INTERNET – 1.13%
1-800-FLOWERS.COM Inc.(a)(b)	156,937	364,094
Archipelago Learning Inc.(a)(b)	34,204	287,314
Bankrate Inc.(a)	38,415	584,292
Blue Coat Systems Inc.(a)(b)	172,448	2,393,578
Boingo Wireless Inc.(a)	9,466	67,682
DealerTrack Holdings Inc.(a)	35,741	560,061
Digital River Inc.(a)	218,271	4,524,758
EarthLink Inc.	690,726	4,510,441
ePlus Inc.(a)(b)	23,185	571,974
eResearchTechnology Inc.(a)(b)	148,814	663,710
Global Sources Ltd.(a)(b)	4,615	31,244
ICG Group Inc.(a)	215,994	1,989,305

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
InfoSpace Inc.(a)(b)	203,075	$1,697,707
Internap Network Services Corp.(a)	46,610	229,321
KIT Digital Inc.(a)(b)	241,878	2,031,775
ModusLink Global Solutions Inc.	279,874	976,760
Openwave Systems Inc.(a)	373,702	582,975
Orbitz Worldwide Inc.(a)(b)	131,023	284,320
Perficient Inc.(a)(b)	44,678	327,043
QuinStreet Inc.(a)(b)	151,289	1,565,841
RealNetworks Inc.(b)	132,951	1,120,777
S1 Corp.(a)(b)	289,451	2,654,266
Safeguard Scientifics Inc.(a)(b)	129,573	1,943,595
Support.com Inc.(a)(b)	115,430	228,551
TechTarget Inc.(a)(b)	26,390	150,687
TeleCommunication Systems Inc.(a)(b)	170,131	586,952
United Online Inc.	560,825	2,933,115
XO Group Inc.(a)(b)	88,119	719,932

		34,582,070

INVESTMENT COMPANIES – 1.79%
Apollo Investment Corp.	1,233,840	9,278,477
Arlington Asset Investment Corp. Class A	40,586	976,093
BlackRock Kelso Capital Corp.(d)	459,532	3,354,584
Capital Southwest Corp.	18,498	1,368,852
Fifth Street Finance Corp.(b)	455,265	4,243,070
Gladstone Capital Corp.	132,756	910,706
Gladstone Investment Corp.	139,446	948,233
Golub Capital BDC Inc.(b)	64,207	953,474
Harris & Harris Group Inc.(a)(b)	195,975	695,711
Hercules Technology Growth Capital Inc.	274,932	2,342,421
Kohlberg Capital Corp.	119,767	700,637
Main Street Capital Corp.(b)	126,299	2,243,070
MCG Capital Corp.	482,884	1,912,221
Medallion Financial Corp.	93,058	865,439
MVC Capital Inc.	152,333	1,594,926
New Mountain Finance Corp.	45,517	578,521
NGP Capital Resources Co.	136,453	892,403
PennantPark Investment Corp.	285,052	2,542,664
PennyMac Mortgage Investment Trust(d)	174,385	2,772,722
Prospect Capital Corp.(b)	686,653	5,774,752
Solar Capital Ltd.	229,611	4,622,069
Solar Senior Capital Ltd.	48,583	694,251
THL Credit Inc.	58,666	640,633
TICC Capital Corp.	202,970	1,658,265
Triangle Capital Corp.	138,775	2,112,155

		54,676,349

IRON & STEEL – 0.13%
Gibraltar Industries Inc.(a)(b)	191,282	1,553,210
Olympic Steel Inc.	57,611	975,930
Shiloh Industries Inc.	33,632	301,679
Universal Stainless & Alloy Products Inc.(a)(b)	44,072	1,120,310

		3,951,129

LEISURE TIME – 0.23%
Ambassadors Group Inc.	85,376	489,204
Arctic Cat Inc.(a)	76,667	1,110,905
Black Diamond Inc.(a)(b)	82,879	540,371
Callaway Golf Co.(b)	404,832	2,092,981
Johnson Outdoors Inc. Class A(a)	30,292	465,891
Life Time Fitness Inc.(a)	25,108	925,230

Security	Shares	Value
Marine Products Corp.(a)(b)	33,442	$114,372
Multimedia Games Holding Co. Inc.(a)	168,392	680,304
Town Sports International Holdings Inc.(a)	74,215	538,801

		6,958,059

LODGING – 0.43%
Boyd Gaming Corp.(a)(b)	343,358	1,682,454
Gaylord Entertainment Co.(a)(b)	223,991	4,331,986
Marcus Corp.	128,693	1,280,496
Monarch Casino & Resort Inc.(a)	55,849	546,203
Morgans Hotel Group Co.(a)(b)	89,286	534,823
Orient-Express Hotels Ltd. Class A(a)	597,463	4,128,469
Red Lion Hotels Corp.(a)(b)	91,922	616,797

		13,121,228

MACHINERY – 1.08%
Alamo Group Inc.	39,275	816,527
Albany International Corp. Class A	139,702	2,549,562
Astec Industries Inc.(a)	125,188	3,665,505
Briggs & Stratton Corp.	317,153	4,284,737
Cascade Corp.	54,552	1,821,491
Cognex Corp.	47,738	1,294,177
Columbus McKinnon Corp.(a)(b)	25,835	283,152
Flow International Corp.(a)(b)	37,722	83,366
Gerber Scientific Inc. Escrow(a)(c)	173,399	1,734
Global Power Equipment Group Inc.(a)(b)	48,803	1,135,646
Hurco Companies Inc.(a)	39,901	809,990
Intermec Inc.(a)	375,205	2,446,337
Intevac Inc.(a)(b)	143,073	1,000,080
Kadant Inc.(a)(b)	56,389	1,001,469
NACCO Industries Inc. Class A	36,836	2,335,402
Robbins & Myers Inc.	247,499	8,590,690
Tecumseh Products Co. Class A(a)(b)	116,653	850,400

		32,970,265

MANUFACTURING – 1.99%
A.O. Smith Corp.	239,536	7,672,338
Actuant Corp. Class A	363,697	7,183,016
American Railcar Industries Inc.(a)	61,331	943,271
Ameron International Corp.	57,390	4,874,707
Barnes Group Inc.	343,347	6,609,430
Brink’s Co. (The)	39,477	920,209
Ceradyne Inc.(a)(b)	156,326	4,203,606
CLARCOR Inc.	15,968	660,756
Eastman Kodak Co.(a)(b)	1,693,541	1,321,131
EnPro Industries Inc.(a)(b)	74,643	2,215,404
ESCO Technologies Inc.	123,789	3,156,619
Federal Signal Corp.	357,387	1,579,650
FreightCar America Inc.(a)	75,266	1,084,583
GP Strategies Corp.(a)	66,605	665,384
Griffon Corp.(a)	299,377	2,448,904
Handy & Harman Ltd.(a)	31,371	316,533
Hexcel Corp.(a)(b)	94,767	2,100,037
Lydall Inc.(a)	108,283	963,719
Matthews International Corp. Class A	114,606	3,525,281
Myers Industries Inc.	184,668	1,874,380
Smith & Wesson Holding Corp.(a)(b)	249,467	628,657
Standex International Corp.	63,688	1,982,607
STR Holdings Inc.(a)(b)	188,070	1,525,248
Tredegar Corp.	151,318	2,244,046

		60,699,516

66

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
MEDIA – 1.10%
A.H. Belo Corp. Class A	118,003	$495,613
Belo Corp. Class A	408,046	1,995,345
Cambium Learning Group Inc.(a)(b)	103,416	309,214
Central European Media Enterprises Ltd. Class A(a)(b)	231,398	1,807,218
Courier Corp.	65,308	427,114
Crown Media Holdings Inc. Class A(a)(b)	175,068	250,347
Cumulus Media Inc. Class A(a)(b)	189,845	539,160
DG FastChannel Inc.(a)	40,039	678,661
Dolan Co. (The)(a)(b)	189,091	1,699,928
E.W. Scripps Co. (The) Class A(a)	214,291	1,500,037
Entercom Communications Corp.(a)(b)	151,532	795,543
Entravision Communications Corp. Class A(a)(b)	130,752	133,367
Fisher Communications Inc.(a)(b)	56,097	1,253,207
Gray Television Inc.(a)(b)	314,371	490,419
Journal Communications Inc. Class A(a)(b)	270,711	804,012
Lin TV Corp. Class A(a)	172,471	375,987
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	170,427	531,732
McClatchy Co. (The) Class A(a)(b)	361,507	484,419
Meredith Corp.(b)	228,539	5,174,123
New York Times Co. (The) Class A(a)(b)	861,909	5,007,691
Nexstar Broadcasting Group Inc.(a)(b)	56,059	370,550
Outdoor Channel Holdings Inc.(a)	90,046	515,063
Saga Communications Inc. Class A(a)(b)	22,609	667,192
Scholastic Corp.	166,955	4,679,749
Sinclair Broadcast Group Inc. Class A	292,768	2,099,147
Value Line Inc.	992	11,398
Westwood One Inc.(a)(b)	31,496	114,330
World Wrestling Entertainment Inc. Class A(b)	18,929	168,657

		33,379,223

METAL FABRICATE & HARDWARE – 0.85%
A.M. Castle & Co.(a)(b)	105,187	1,150,746
Ampco-Pittsburgh Corp.	48,617	994,218
CIRCOR International Inc.	40,090	1,177,443
Haynes International Inc.	17,301	751,728
Kaydon Corp.	205,579	5,896,006
L.B. Foster Co. Class A	59,865	1,330,799
Lawson Products Inc.	22,294	301,415
Mueller Industries Inc.(b)	206,129	7,954,518
Mueller Water Products Inc. Class A	983,715	2,439,613
Northwest Pipe Co.(a)(b)	58,661	1,190,232
RBC Bearings Inc.(a)(b)	28,367	964,194
Worthington Industries Inc.	135,808	1,897,238

		26,048,150

MINING – 1.32%
Century Aluminum Co.(a)	322,899	2,886,717
Coeur d’Alene Mines Corp.(a)	525,858	11,274,396
Golden Minerals Co.(a)(b)	12,114	90,128
Golden Star Resources Ltd.(a)(b)	1,627,707	3,027,535
Horsehead Holding Corp.(a)(b)	259,021	1,921,936
Jaguar Mining Inc.(a)(b)	531,303	2,497,124
Kaiser Aluminum Corp.(b)	57,959	2,566,425
Materion Corp.(a)(b)	119,056	2,700,190
Revett Minerals Inc.(a)(b)	70,291	271,323
RTI International Metals Inc.(a)(b)	164,084	3,826,439

Security	Shares	Value
Thompson Creek Metals Co. Inc.(a)(b)	962,202	$5,840,566
U.S. Energy Corp.(a)(b)	154,876	357,764
United States Lime & Minerals Inc.(a)(b)	13,129	523,847
Ur-Energy Inc.(a)	117,328	105,595
USEC Inc.(a)(b)	729,758	1,174,910
Vista Gold Corp.(a)(b)	375,592	1,254,477

		40,319,372

MISCELLANEOUS – MANUFACTURING – 0.01%
John Bean Technologies Corp.	12,934	184,439

		184,439

OFFICE FURNISHINGS – 0.09%
CompX International Inc.	6,575	83,502
Steelcase Inc. Class A	439,412	2,772,690

		2,856,192

OIL & GAS – 1.65%
Alon USA Energy Inc.	17,630	108,072
Approach Resources Inc.(a)(b)	40,073	680,840
Bill Barrett Corp.(a)(b)	273,913	9,926,607
BPZ Resources Inc.(a)(b)	487,447	1,350,228
CAMAC Energy Inc.(a)(b)	367,509	220,505
Comstock Resources Inc.(a)(b)	300,333	4,643,148
Crimson Exploration Inc.(a)	136,750	294,013
Crosstex Energy Inc.	28,023	377,750
Delek US Holdings Inc.	89,932	1,013,534
Endeavour International Corp.(a)(b)	231,567	1,847,905
Energy Partners Ltd.(a)	181,617	2,010,500
Gastar Exploration Ltd.(a)	366,362	1,099,086
GeoResources Inc.(a)	77,094	1,371,502
GMX Resources Inc.(a)(b)	257,006	583,404
Harvest Natural Resources Inc.(a)(b)	213,588	1,830,449
Miller Energy Resources Inc.(a)(b)	194,620	513,797
Parker Drilling Co.(a)(b)	730,745	3,207,971
Penn Virginia Corp.	289,370	1,611,791
PetroCorp Inc. Escrow(a)(c)	19,086	2
Petroleum Development Corp.(a)(b)	148,637	2,882,071
PetroQuest Energy Inc.(a)(b)	270,125	1,485,687
Pioneer Drilling Co.(a)	82,755	594,181
Rex Energy Corp.(a)	32,310	408,721
Swift Energy Co.(a)(b)	267,324	6,506,666
Triangle Petroleum Corp.(a)	139,591	501,132
VAALCO Energy Inc.(a)(b)	283,753	1,379,040
Vantage Drilling Co.(a)	1,087,240	1,359,050
Venoco Inc.(a)(b)	140,481	1,237,638
Voyager Oil & Gas Inc.(a)(b)	80,032	168,067
Warren Resources Inc.(a)(b)	377,598	906,235
Western Refining Inc.(a)(b)	20,703	257,959

		50,377,551

OIL & GAS SERVICES – 1.47%
C&J Energy Services Inc.(a)	35,859	589,522
Cal Dive International Inc.(a)	231,097	441,395
Dawson Geophysical Co.(a)(b)	36,226	854,209
Exterran Holdings Inc.(a)	401,704	3,904,563
Global Industries Ltd.(a)(b)	638,409	5,056,199
Gulf Island Fabrication Inc.	77,081	1,594,035
Helix Energy Solutions Group Inc.(a)	665,595	8,719,295

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
Hercules Offshore Inc.(a)	729,987	$2,131,562
Hornbeck Offshore Services Inc.(a)(b)	143,233	3,567,934
Key Energy Services Inc.(a)	81,725	775,570
Matrix Service Co.(a)(b)	140,159	1,192,753
Mitcham Industries Inc.(a)	34,701	388,651
Natural Gas Services Group Inc.(a)	77,121	989,463
Newpark Resources Inc.(a)(b)	527,182	3,210,538
Tesco Corp.(a)	36,174	419,618
Tetra Technologies Inc.(a)	428,035	3,304,430
Union Drilling Inc.(a)(b)	95,747	450,011
Willbros Group Inc.(a)	199,273	830,969
World Fuel Services Corp.	192,817	6,295,475

		44,716,192

PACKAGING & CONTAINERS – 0.01%
Graphic Packaging Holding Co.(a)	127,721	440,637

		440,637

PHARMACEUTICALS – 0.97%
Allos Therapeutics Inc.(a)	95,296	175,345
Anacor Pharmaceuticals Inc.(a)	5,452	31,076
Array BioPharma Inc.(a)	199,280	390,589
AVANIR Pharmaceuticals Inc. Class A(a)(b)	79,335	226,898
BioScrip Inc.(a)	62,972	400,502
Cornerstone Therapeutics Inc.(a)(b)	51,568	330,035
DURECT Corp.(a)	35,405	57,002
Dyax Corp.(a)	111,897	140,990
Furiex Pharmaceuticals Inc.(a)	61,897	880,794
Hi-Tech Pharmacal Co. Inc.(a)(b)	44,902	1,508,707
Idenix Pharmaceuticals Inc.(a)(b)	248,115	1,238,094
Impax Laboratories Inc.(a)	35,944	643,757
K-V Pharmaceutical Co. Class A(a)(b)	109,057	147,227
Lannett Co. Inc.(a)(b)	70,263	269,107
Medicines Co. (The)(a)	146,006	2,172,569
Medicis Pharmaceutical Corp. Class A	68,208	2,488,228
Neurocrine Biosciences Inc.(a)	87,368	522,461
Nutraceutical International Corp.(a)	58,195	743,732
Omega Protein Corp.(a)	108,335	983,682
Par Pharmaceutical Companies Inc.(a)	69,945	1,861,936
PharMerica Corp.(a)	184,627	2,634,627
Progenics Pharmaceuticals Inc.(a)(b)	49,015	281,346
Rigel Pharmaceuticals Inc.(a)	101,879	749,829
Schiff Nutrition International Inc.(a)	55,798	618,242
Star Scientific Inc.(a)(b)	76,390	176,461
Theravance Inc.(a)(b)	70,861	1,427,141
Vanda Pharmaceuticals Inc.(a)	10,949	54,198
ViroPharma Inc.(a)(b)	445,115	8,043,228
XenoPort Inc.(a)	39,924	235,552
Zalicus Inc.(a)(b)	183,534	179,973

		29,613,328

PIPELINES – 0.17%
SemGroup Corp.(a)	261,208	5,213,712

		5,213,712

REAL ESTATE – 0.91%
Avatar Holdings Inc.(a)(b)	56,461	461,851
Consolidated-Tomoka Land Co.	26,547	697,124
Forestar Group Inc.(a)(b)	221,366	2,415,103

Security	Shares	Value
Government Properties Income Trust	223,096	$4,798,795
Hilltop Holdings Inc.(a)(b)	250,126	1,803,409
Kennedy-Wilson Holdings Inc.(b)	151,132	1,601,999
Resource Capital Corp.	447,290	2,236,450
Retail Opportunity Investments Corp.	263,330	2,917,697
Starwood Property Trust Inc.	585,321	10,044,108
Terreno Realty Corp.	58,195	746,642

		27,723,178

REAL ESTATE INVESTMENT TRUSTS – 12.51%
Acadia Realty Trust	200,858	3,756,045
AG Mortgage Investment Trust Inc.	32,800	613,360
Agree Realty Corp.(b)	62,814	1,368,089
American Assets Trust Inc.	11,445	205,438
American Campus Communities Inc.(b)	237,538	8,838,789
American Capital Mortgage Investment Corp.	41,656	695,655
Anworth Mortgage Asset Corp.	794,703	5,403,980
Apollo Commercial Real Estate Finance Inc.	129,088	1,700,089
ARMOUR Residential Inc.(b)	481,089	3,271,405
Ashford Hospitality Trust Inc.	328,794	2,308,134
Associated Estates Realty Corp.(b)	247,538	3,826,937
BioMed Realty Trust Inc.	825,049	13,671,062
Campus Crest Communities Inc.	192,069	2,089,711
CapLease Inc.	428,026	1,545,174
Capstead Mortgage Corp.	530,385	6,120,643
CBL & Associates Properties Inc.(b)	643,144	7,306,116
Cedar Shopping Centers Inc.	352,980	1,097,768
Chatham Lodging Trust	86,599	859,062
Chesapeake Lodging Trust	203,443	2,455,557
Cogdell Spencer Inc.	206,879	779,934
Colonial Properties Trust(b)	524,242	9,520,235
Colony Financial Inc.	208,175	2,689,621
CoreSite Realty Corp.	124,647	1,788,684
Cousins Properties Inc.	571,183	3,341,421
CreXus Investment Corp.	361,063	3,206,239
CubeSmart	627,053	5,348,762
CYS Investments Inc.(b)	519,417	6,279,752
DCT Industrial Trust Inc.(b)	1,548,754	6,799,030
DiamondRock Hospitality Co.(b)	1,053,753	7,365,733
DuPont Fabros Technology Inc.(b)	229,095	4,510,881
Dynex Capital Inc.	253,155	2,040,429
EastGroup Properties Inc.	92,484	3,527,340
Education Realty Trust Inc.	453,317	3,893,993
Entertainment Properties Trust	293,073	11,423,986
Equity Lifestyle Properties Inc.	61,089	3,830,280
Equity One Inc.	337,440	5,351,798
Excel Trust Inc.	196,164	1,887,098
Extra Space Storage Inc.	361,618	6,736,943
FelCor Lodging Trust Inc.(a)	391,427	912,025
First Industrial Realty Trust Inc.(a)	545,533	4,364,264
First Potomac Realty Trust	313,971	3,915,218
Franklin Street Properties Corp.	443,098	5,011,438
Getty Realty Corp.	86,446	1,246,551
Gladstone Commercial Corp.	40,485	634,805
Glimcher Realty Trust	86,329	611,209
Hatteras Financial Corp.	469,689	11,817,375
Healthcare Realty Trust Inc.(b)	488,580	8,232,573
Hersha Hospitality Trust	887,587	3,071,051
Highwoods Properties Inc.	110,308	3,117,304
Hudson Pacific Properties Inc.	138,191	1,607,161
Inland Real Estate Corp.	483,464	3,529,287
Invesco Mortgage Capital Inc.	724,794	10,241,339

68

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
Investors Real Estate Trust(b)	406,186	$2,924,539
iStar Financial Inc.(a)(b)	579,678	3,373,726
Kilroy Realty Corp.	186,880	5,849,344
Kite Realty Group Trust	350,735	1,283,690
LaSalle Hotel Properties(b)	534,477	10,261,958
Lexington Realty Trust(b)	753,194	4,925,889
LTC Properties Inc.(b)	156,179	3,954,452
Medical Properties Trust Inc.	704,336	6,303,807
MFA Financial Inc.	2,238,706	15,715,716
Mission West Properties Inc.	111,911	849,405
Monmouth Real Estate Investment Corp. Class A	224,804	1,782,696
MPG Office Trust Inc.(a)(b)	310,306	654,746
National Health Investors Inc.(b)	86,115	3,628,025
National Retail Properties Inc.(b)	599,086	16,097,440
Newcastle Investment Corp.	42,334	172,299
NorthStar Realty Finance Corp.(b)	601,953	1,986,445
Omega Healthcare Investors Inc.	34,147	543,962
One Liberty Properties Inc.	68,991	1,011,408
Parkway Properties Inc.	138,173	1,521,285
Pebblebrook Hotel Trust	320,168	5,010,629
Pennsylvania Real Estate Investment Trust	351,893	2,720,133
Post Properties Inc.(b)	313,115	10,877,615
PS Business Parks Inc.(b)	93,730	4,643,384
RAIT Financial Trust(b)	240,203	814,288
Ramco-Gershenson Properties Trust	241,069	1,976,766
Redwood Trust Inc.(b)	493,986	5,517,824
RLJ Lodging Trust	172,257	2,199,722
Sabra Healthcare REIT Inc.	167,396	1,596,958
Sovran Self Storage Inc.	174,122	6,472,115
STAG Industrial Inc.	99,037	1,010,177
Strategic Hotels & Resorts Inc.(a)	822,195	3,543,660
Summit Hotel Properties Inc.	171,943	1,213,918
Sun Communities Inc.	133,848	4,710,111
Sunstone Hotel Investors Inc.(a)	745,840	4,243,830
Two Harbors Investment Corp.	884,838	7,813,120
UMH Properties Inc.	71,538	650,280
Universal Health Realty Income Trust(b)	35,198	1,183,005
Urstadt Biddle Properties Inc. Class A(b)	125,540	2,004,874
Walter Investment Management Corp.	162,990	3,737,361
Washington Real Estate Investment Trust	309,486	8,721,316
Whitestone REIT Class B	47,065	524,304
Winthrop Realty Trust(b)	180,416	1,567,815

		381,360,810

RETAIL – 5.60%
99 Cents Only Stores(a)	261,201	4,811,322
America’s Car-Mart Inc.(a)	25,897	751,531
Asbury Automotive Group Inc.(a)(b)	184,565	3,043,477
Barnes & Noble Inc.(b)	182,186	2,155,260
Bebe Stores Inc.	239,607	1,610,159
Benihana Inc. Class A(a)	83,478	718,746
Big 5 Sporting Goods Corp.	137,721	837,344
Biglari Holdings Inc.(a)	6,931	2,054,279
Bob Evans Farms Inc.	191,100	5,450,172
Bon-Ton Stores Inc. (The)(b)	77,422	384,787
Brown Shoe Co. Inc.(b)	264,312	1,881,901
Build-A-Bear Workshop Inc.(a)(b)	105,208	536,561
Cabela’s Inc.(a)(b)	271,971	5,572,686
Caribou Coffee Co. Inc.(a)	43,302	511,830
Cash America International Inc.	123,040	6,294,726
Casual Male Retail Group Inc.(a)	262,707	987,778
Charming Shoppes Inc.(a)	728,897	1,895,132

Security	Shares	Value
Children’s Place Retail Stores Inc. (The)(a)(b)	163,755	$7,619,520
Christopher & Banks Corp.	224,234	791,546
Citi Trends Inc.(a)	93,680	1,102,614
Coldwater Creek Inc.(a)(b)	380,843	476,054
Collective Brands Inc.(a)(b)	387,746	5,025,188
Conn’s Inc.(a)(b)	84,410	606,064
Cost Plus Inc.(a)(b)	43,648	274,982
Cracker Barrel Old Country Store Inc.	8,181	327,894
Denny’s Corp.(a)(b)	171,055	569,613
Domino’s Pizza Inc.(a)(b)	240,594	6,556,187
Einstein Noah Restaurant Group Inc.	4,948	63,483
Finish Line Inc. (The) Class A	226,333	4,524,397
Francesca’s Holdings Corp.(a)	41,694	884,330
Fred’s Inc. Class A	245,904	2,621,337
Genesco Inc.(a)	134,042	6,907,184
Gordmans Stores Inc.(a)(b)	2,214	26,502
Group 1 Automotive Inc.	151,085	5,371,072
Haverty Furniture Companies Inc.	117,169	1,170,518
hhgregg Inc.(a)(b)	106,723	1,040,549
Hot Topic Inc.	282,078	2,152,255
Jack in the Box Inc.(a)(b)	275,597	5,489,892
Kenneth Cole Productions Inc. Class A(a)(b)	32,582	349,605
Kirkland’s Inc.(a)	104,986	962,722
Lithia Motors Inc. Class A	138,019	1,984,713
Luby’s Inc.(a)(b)	117,869	483,263
MarineMax Inc.(a)(b)	145,592	941,980
McCormick & Schmick’s Seafood Restaurants Inc.(a)	83,817	580,014
Men’s Wearhouse Inc. (The)	269,051	7,016,850
Movado Group Inc.	108,366	1,319,898
New York & Co. Inc.(a)(b)	159,301	508,170
O’Charley’s Inc.(a)(b)	116,710	693,257
Office Depot Inc.(a)	1,745,425	3,595,576
OfficeMax Inc.(a)(b)	543,620	2,636,557
P.F. Chang’s China Bistro Inc.	11,501	313,287
Pacific Sunwear of California Inc.(a)(b)	300,580	360,696
Pantry Inc. (The)(a)(b)	133,895	1,624,146
PC Connection Inc.(a)(b)	59,294	473,166
Penske Automotive Group Inc.	280,858	4,493,728
Pep Boys - Manny, Moe & Jack (The)	329,878	3,255,896
Pier 1 Imports Inc.(a)	422,316	4,130,251
Red Robin Gourmet Burgers Inc.(a)	8,344	201,007
Regis Corp.	362,893	5,113,162
REX American Resources Corp.(a)(b)	43,205	729,300
Rite Aid Corp.(a)(b)	3,429,922	3,361,324
Ruby Tuesday Inc.(a)(b)	407,799	2,919,841
Rush Enterprises Inc. Class A(a)(b)	204,910	2,901,526
Ruth’s Hospitality Group Inc.(a)	183,151	785,718
Saks Inc.(a)(b)	727,067	6,361,836
School Specialty Inc.(a)	100,908	719,474
Select Comfort Corp.(a)	45,118	630,298
Shoe Carnival Inc.(a)(b)	58,196	1,373,426
Sonic Automotive Inc.(b)	254,381	2,744,771
Stage Stores Inc.(b)	195,843	2,716,342
Stein Mart Inc.	171,170	1,069,813
Susser Holdings Corp.(a)	50,289	1,002,260
Syms Corp.(a)(b)	40,649	356,492
Systemax Inc.(a)	63,861	812,312
Talbots Inc. (The)(a)(b)	438,654	1,184,366
Teavana Holdings Inc.(a)	29,741	604,932
Texas Roadhouse Inc.	25,615	338,630
Titan Machinery Inc.(a)(b)	65,671	1,175,511
Tuesday Morning Corp.(a)(b)	268,599	945,468
West Marine Inc.(a)	93,482	719,811

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
Wet Seal Inc. Class A(a)	568,821	$2,548,318
Zale Corp.(a)(b)	201,307	573,725

		170,712,310

SAVINGS & LOANS – 1.90%
Abington Bancorp Inc.	127,635	918,972
Astoria Financial Corp.	546,419	4,201,962
BankFinancial Corp.	131,958	876,201
Beneficial Mutual Bancorp Inc.(a)(b)	209,390	1,559,955
Berkshire Hills Bancorp Inc.	131,362	2,426,256
BofI Holding Inc.(a)(b)	52,345	704,564
Brookline Bancorp Inc.	371,953	2,867,758
Cape Bancorp Inc.(a)(b)	71,948	508,672
Charter Financial Corp.(b)	42,555	399,166
Clifton Savings Bancorp Inc.	49,155	450,260
Dime Community Bancshares Inc.	194,644	1,971,744
ESB Financial Corp.(b)	78,090	855,866
ESSA Bancorp Inc.	71,733	753,914
First Defiance Financial Corp.(a)	60,927	816,422
First Financial Holdings Inc.	104,386	418,588
First PacTrust Bancorp Inc.	63,648	721,132
Flagstar Bancorp Inc.(a)(b)	1,224,911	600,084
Flushing Financial Corp.	196,916	2,126,693
Fox Chase Bancorp Inc.	90,879	1,152,346
Home Federal Bancorp Inc.	104,537	817,479
Investors Bancorp Inc.(a)	252,044	3,183,316
Kearny Financial Corp.	84,417	746,246
Meridian Interstate Bancorp Inc.(a)(b)	55,750	608,232
Northwest Bancshares Inc.	665,929	7,931,214
OceanFirst Financial Corp.	92,448	1,078,868
Oritani Financial Corp.	321,484	4,134,284
Provident Financial Services Inc.	379,245	4,076,884
Provident New York Bancorp	239,318	1,392,831
Rockville Financial Inc.	187,415	1,776,694
Roma Financial Corp.	47,909	390,458
Territorial Bancorp Inc.	75,431	1,444,504
United Financial Bancorp Inc.	101,439	1,388,700
ViewPoint Financial Group	218,573	2,502,661
Westfield Financial Inc.	130,820	862,104
WSFS Financial Corp.	40,946	1,292,665

		57,957,695

SEMICONDUCTORS – 2.40%
Advanced Analogic Technologies Inc.(a)(b)	214,308	927,954
Alpha & Omega Semiconductor Ltd.(a)(b)	92,074	755,928
Amkor Technology Inc.(a)(b)	668,445	2,914,420
Amtech Systems Inc.(a)	3,727	29,816
ANADIGICS Inc.(a)(b)	420,345	907,945
Applied Micro Circuits Corp.(a)(b)	61,457	330,024
ATMI Inc.(a)(b)	186,710	2,953,752
Axcelis Technologies Inc.(a)	664,741	797,689
AXT Inc.(a)(b)	116,464	586,979
Brooks Automation Inc.(b)	417,539	3,402,943
Cabot Microelectronics Corp.(a)(b)	113,791	3,913,273
Cohu Inc.	152,810	1,509,763
CSR PLC SP ADR(a)	51,672	689,304
DSP Group Inc.(a)(b)	147,653	871,153
EMCORE Corp.(a)(b)	553,439	547,905
Emulex Corp.(a)(b)	550,266	3,521,702
Entegris Inc.(a)(b)	568,427	3,626,564
Exar Corp.(a)(b)	205,260	1,172,035

Security	Shares	Value
FormFactor Inc.(a)(b)	316,765	$1,973,446
FSI International Inc.(a)(b)	242,447	458,225
GSI Group Inc.(a)	164,369	1,262,354
GSI Technology Inc.(a)	126,371	621,745
Integrated Device Technology Inc.(a)	336,133	1,731,085
Integrated Silicon Solution Inc.(a)	170,551	1,332,003
IXYS Corp.(a)	52,855	575,062
Kopin Corp.(a)(b)	250,136	857,967
Kulicke and Soffa Industries Inc.(a)	453,568	3,383,617
Lattice Semiconductor Corp.(a)(b)	509,945	2,677,211
LTX-Credence Corp.(a)(b)	142,813	755,481
Mindspeed Technologies Inc.(a)(b)	95,842	498,378
MIPS Technologies Inc.(a)(b)	96,498	467,050
MKS Instruments Inc.	329,487	7,153,163
Monolithic Power Systems Inc.(a)(b)	43,489	442,718
Nanometrics Inc.(a)	126,289	1,831,191
OmniVision Technologies Inc.(a)	76,908	1,079,788
Pericom Semiconductor Corp.(a)(b)	139,363	1,032,680
Photronics Inc.(a)(b)	370,148	1,843,337
PLX Technology Inc.(a)(b)	278,917	839,540
Richardson Electronics Ltd.	88,594	1,205,764
Rudolph Technologies Inc.(a)(b)	201,588	1,348,624
Silicon Image Inc.(a)	106,402	624,580
Standard Microsystems Corp.(a)(b)	145,502	2,822,739
Supertex Inc.(a)(b)	69,071	1,194,928
Tessera Technologies Inc.(a)	321,914	3,843,653
Veeco Instruments Inc.(a)(b)	77,920	1,901,248

		73,216,726

SOFTWARE – 1.57%
Accelrys Inc.(a)	346,216	2,098,069
Actuate Corp.(a)	17,983	99,266
Acxiom Corp.(a)	510,811	5,435,029
American Reprographics Co.(a)(b)	199,871	671,567
Avid Technology Inc.(a)	185,618	1,436,683
CSG Systems International Inc.(a)(b)	113,223	1,431,139
Digi International Inc.(a)(b)	133,170	1,464,870
DynaVox Inc.(a)(b)	13,597	48,949
Ebix Inc.(a)(b)	59,031	867,756
EPIQ Systems Inc.	183,531	2,299,644
ePocrates Inc.(a)(b)	3,572	32,184
Fair Isaac Corp.	105,222	2,296,996
inContact Inc.(a)	16,164	55,766
JDA Software Group Inc.(a)(b)	217,162	5,090,277
ManTech International Corp. Class A	146,548	4,598,676
MedAssets Inc.(a)(b)	53,785	516,874
MoneyGram International Inc.(a)	48,128	112,138
Omnicell Inc.(a)	109,334	1,506,623
PDF Solutions Inc.(a)	8,668	35,366
Progress Software Corp.(a)(b)	171,691	3,013,177
Quest Software Inc.(a)	267,332	4,245,232
Renaissance Learning Inc.	54,900	921,222
Rosetta Stone Inc.(a)(b)	68,768	629,227
Schawk Inc.	73,875	729,146
SeaChange International Inc.(a)(b)	85,662	659,597
Smith Micro Software Inc.(a)(b)	224,790	341,681
SS&C Technologies Holdings Inc.(a)	157,698	2,253,504
SYNNEX Corp.(a)(b)	158,409	4,150,316
Tangoe Inc.(a)	17,116	193,582
THQ Inc.(a)	426,306	737,509

		47,972,065

70

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
STORAGE & WAREHOUSING – 0.12%
Mobile Mini Inc.(a)	170,051	$2,795,638
Wesco Aircraft Holdings Inc.(a)	81,516	890,970

		3,686,608

TELECOMMUNICATIONS – 3.22%
Alaska Communications Systems Group Inc.(b)	228,812	1,501,007
Anaren Inc.(a)(b)	84,712	1,622,235
Anixter International Inc.	88,163	4,182,453
ARRIS Group Inc.(a)(b)	776,817	8,001,215
Atlantic Tele-Network Inc.	44,726	1,470,591
Aviat Networks Inc.(a)(b)	381,896	897,456
BigBand Networks Inc.(a)(b)	274,342	351,158
Black Box Corp.	113,828	2,430,228
Cincinnati Bell Inc.(a)	887,333	2,741,859
Communications Systems Inc.	41,649	541,437
Comtech Telecommunications Corp.	168,174	4,724,008
Consolidated Communications Holdings Inc.	33,388	602,653
Extreme Networks Inc.(a)	417,463	1,106,277
Fairpoint Communications Inc.(a)(b)	126,628	544,500
GeoEye Inc.(a)(b)	131,654	3,732,391
Global Crossing Ltd.(a)	71,374	1,706,552
Globalstar Inc.(a)(b)	640,649	262,025
Globecomm Systems Inc.(a)(b)	41,566	561,557
Harmonic Inc.(a)(b)	573,448	2,442,888
IDT Corp. Class B	7,346	149,858
Infinera Corp.(a)(b)	614,409	4,743,237
Iridium Communications Inc.(a)(b)	239,464	1,484,677
Knology Inc.(a)	13,359	173,400
KVH Industries Inc.(a)(b)	88,202	697,678
Leap Wireless International Inc.(a)	304,560	2,101,464
Loral Space & Communications Inc.(a)	63,535	3,183,104
Motricity Inc.(a)	13,378	22,609
NeoPhotonics Corp.(a)(b)	27,448	188,842
Neutral Tandem Inc.(a)(b)	197,886	1,915,536
Newport Corp.(a)(b)	161,030	1,740,734
Novatel Wireless Inc.(a)(b)	181,904	549,350
Oclaro Inc.(a)(b)	315,591	1,148,751
Oplink Communications Inc.(a)	74,234	1,123,903
Opnext Inc.(a)(b)	277,480	346,850
ORBCOMM Inc.(a)(b)	216,998	553,345
PAETEC Holding Corp.(a)	231,214	1,223,122
Plantronics Inc.	221,420	6,299,399
Preformed Line Products Co.	13,854	634,513
Premiere Global Services Inc.(a)(b)	328,044	2,106,042
RF Micro Devices Inc.(a)	1,552,225	9,841,106
Sonus Networks Inc.(a)(b)	1,231,234	2,671,778
SureWest Communications	82,759	866,487
Sycamore Networks Inc.	125,290	2,261,485
Symmetricom Inc.(a)	272,675	1,183,410
Tekelec(a)(b)	386,159	2,332,400
TeleNav Inc.(a)	6,272	55,633
UniTek Global Services Inc.(a)	68,862	341,556
USA Mobility Inc.	140,221	1,850,917
ViaSat Inc.(a)(b)	142,895	4,759,832
Vonage Holdings Corp.(a)	506,484	1,316,858
Westell Technologies Inc.(a)(b)	332,674	718,576

		98,008,942

Security	Shares	Value
TEXTILES – 0.23%
G&K Services Inc. Class A	118,368	$3,023,119
UniFirst Corp.	88,852	4,024,107

		7,047,226

TOYS, GAMES & HOBBIES – 0.14%
JAKKS Pacific Inc.	171,187	3,243,994
LeapFrog Enterprises Inc.(a)	259,625	874,936

		4,118,930

TRANSPORTATION – 2.03%
Air Transport Services Group Inc.(a)	338,532	1,465,844
Arkansas Best Corp.	160,857	2,597,841
Atlas Air Worldwide Holdings Inc.(a)(b)	165,455	5,507,997
Baltic Trading Ltd.(b)	103,560	481,554
Bristow Group Inc.	228,115	9,678,919
CAI International Inc.(a)(b)	4,456	52,224
Celadon Group Inc.(b)	47,421	421,098
Covenant Transportation Group Class A(a)(b)	52,424	191,348
DHT Maritime Inc.	406,008	828,256
Eagle Bulk Shipping Inc.(a)(b)	395,699	621,247
Excel Maritime Carriers Ltd.(a)(b)	286,413	595,739
Frontline Ltd.(b)	325,920	1,580,712
Genco Shipping & Trading Ltd.(a)(b)	186,743	1,458,463
General Maritime Corp.(b)	726,924	189,000
GulfMark Offshore Inc. Class A(a)(b)	122,502	4,451,723
International Shipholding Corp.	34,453	637,036
Knightsbridge Tankers Ltd.(b)	137,807	2,280,706
Marten Transport Ltd.	82,641	1,424,731
Nordic American Tankers Ltd.(b)	295,992	4,173,487
Overseas Shipholding Group Inc.(b)	168,582	2,316,317
Pacer International Inc.(a)	197,497	740,614
Patriot Transportation Holding Inc.(a)(b)	38,693	781,986
PHI Inc.(a)(b)	82,109	1,571,566
Quality Distribution Inc.(a)	65,553	588,010
RailAmerica Inc.(a)(b)	134,302	1,749,955
Roadrunner Transportation Systems Inc.(a)(b)	53,554	734,761
Saia Inc.(a)(b)	100,332	1,055,493
Scorpio Tankers Inc.(a)(b)	155,682	822,001
Ship Finance International Ltd.(b)	282,517	3,672,721
Swift Transportation Co.(a)	354,241	2,281,312
Teekay Tankers Ltd. Class A(b)	263,557	1,212,362
Ultrapetrol (Bahamas) Ltd.(a)(b)	135,481	307,542
Universal Truckload Services Inc.	34,840	452,920
Werner Enterprises Inc.	234,918	4,893,342

		61,818,827

TRUCKING & LEASING – 0.26%
Aircastle Ltd.(b)	326,737	3,110,536
AMERCO(a)	54,341	3,393,596
Greenbrier Companies Inc. (The)(a)(b)	115,356	1,343,897

		7,848,029

VENTURE CAPITAL – 0.03%
Fidus Investment Corp.	26,111	328,737
Medley Capital Corp.	69,696	702,536

		1,031,273

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2011

Security	Shares	Value
WATER – 0.65%
American States Water Co.	116,974	$3,968,928
Artesian Resources Corp. Class A	41,118	719,976
California Water Service Group	263,082	4,659,182
Connecticut Water Service Inc.	54,098	1,353,532
Consolidated Water Co. Ltd.(b)	92,193	726,481
Middlesex Water Co.	98,128	1,675,045
Pennichuck Corp.	14,426	403,640
PICO Holdings Inc.(a)	143,579	2,944,805
SJW Corp.(b)	88,161	1,919,265
York Water Co. (The)(b)	80,194	1,297,539

		19,668,393

TOTAL COMMON STOCKS (Cost: $4,101,880,386)		3,040,097,728

SHORT-TERM INVESTMENTS – 19.31%

MONEY MARKET FUNDS – 19.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	540,490,271	540,490,271
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	45,781,235	45,781,235
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	2,344,055	2,344,055

		588,615,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $588,615,561)		588,615,561

TOTAL INVESTMENTS IN SECURITIES – 119.03% (Cost: $4,690,495,947)		3,628,713,289

Other Assets, Less Liabilities – (19.03)%		(580,099,655)

NET ASSETS – 100.00%		$3,048,613,634

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

72

Schedule of Investments (Unaudited)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.13%
APAC Customer Services Inc.(a)(b)	7,159	$60,995
Clear Channel Outdoor Holdings Inc. Class A(a)	9,315	87,188
Harte-Hanks Inc.	10,077	85,453
Interpublic Group of Companies Inc. (The)	111,325	801,540
Lamar Advertising Co. Class A(a)(b)	13,343	227,231
Marchex Inc. Class B(b)	4,869	41,387
MDC Partners Inc.	5,713	82,382
Omnicom Group Inc.	64,098	2,361,370
Valuevision Media Inc. Class A(a)(b)	9,314	21,981

		3,769,527

AEROSPACE & DEFENSE – 1.83%
AAR Corp.	9,143	152,414
AeroVironment Inc.(a)(b)	3,835	107,955
Alliant Techsystems Inc.	7,667	417,928
BE Aerospace Inc.(a)	22,117	732,294
Boeing Co. (The)	168,259	10,181,352
Curtiss-Wright Corp.	10,632	306,521
Ducommun Inc.	2,402	35,982
Esterline Technologies Corp.(a)(b)	6,966	361,117
GenCorp Inc.(a)(b)	13,343	59,910
General Dynamics Corp.	75,713	4,307,313
Goodrich Corp.	28,460	3,434,553
HEICO Corp.(b)	9,536	469,553
Kaman Corp.	5,978	166,487
Kratos Defense & Security Solutions Inc.(a)	7,532	50,615
L-3 Communications Holdings Inc.	24,171	1,497,877
LMI Aerospace Inc.(a)(b)	2,072	35,348
Lockheed Martin Corp.	65,243	4,739,252
Moog Inc. Class A(a)(b)	10,396	339,118
Northrop Grumman Corp.	63,166	3,294,739
Orbital Sciences Corp.(a)(b)	13,232	169,370
Raytheon Co.	81,182	3,317,908
Rockwell Collins Inc.	35,140	1,853,986
Spirit AeroSystems Holdings Inc. Class A(a)	26,812	427,651
Teledyne Technologies Inc.(a)(b)	8,348	407,883
TransDigm Group Inc.(a)	11,385	929,813
Triumph Group Inc.	8,602	419,261
United Technologies Corp.	208,593	14,676,603

		52,892,803

AGRICULTURE – 2.03%
Alico Inc.	816	16,026
Alliance One International Inc.(a)(b)	19,813	48,344
Altria Group Inc.	477,098	12,790,997
Andersons Inc. (The)	4,234	142,516
Archer-Daniels-Midland Co.	154,028	3,821,435
Bunge Ltd.	33,582	1,957,495
Cadiz Inc.(a)(b)	2,739	21,666
Griffin Land & Nurseries Inc.	576	14,792
Limoneira Co.(b)	1,778	25,390
Lorillard Inc.	32,753	3,625,757
MGP Ingredients Inc.	2,731	13,846
Monsanto Co.	122,155	7,334,186

Security	Shares	Value
Philip Morris International Inc.	405,306	$25,282,988
Reynolds American Inc.	76,402	2,863,547
Tejon Ranch Co.(a)(b)	3,243	77,410
Universal Corp.	5,249	188,229
Vector Group Ltd.(b)	10,953	188,173

		58,412,797

AIRLINES – 0.22%
Alaska Air Group Inc.(a)(b)	8,187	460,846
Allegiant Travel Co.(a)	3,364	158,545
AMR Corp.(a)(b)	75,669	223,980
Copa Holdings SA Class A	7,347	450,151
Delta Air Lines Inc.(a)	192,637	1,444,777
Hawaiian Holdings Inc.(a)(b)	11,460	48,247
JetBlue Airways Corp.(a)(b)	55,908	229,223
Republic Airways Holdings Inc.(a)	10,971	31,048
SkyWest Inc.	12,033	138,500
Southwest Airlines Co.	180,308	1,449,676
Spirit Airlines Inc.(a)	3,543	44,288
United Continental Holdings Inc.(a)	75,576	1,464,663
US Airways Group Inc.(a)(b)	36,862	202,741

		6,346,685

APPAREL – 0.69%
Carter’s Inc.(a)(b)	11,167	341,040
Cherokee Inc.	1,929	24,788
Coach Inc.	66,918	3,468,360
Columbia Sportswear Co.	2,756	127,878
Crocs Inc.(a)	19,452	460,429
Deckers Outdoor Corp.(a)(b)	8,807	821,341
Delta Apparel Inc.(a)(b)	1,614	25,420
G-III Apparel Group Ltd.(a)(b)	3,748	85,679
Guess? Inc.	14,813	422,022
Hanesbrands Inc.(a)(b)	22,056	551,620
Iconix Brand Group Inc.(a)	16,726	264,271
Jones Group Inc. (The)	19,834	182,671
K-Swiss Inc. Class A(a)	5,959	25,326
Liz Claiborne Inc.(a)(b)	21,521	107,605
Maidenform Brands Inc.(a)(b)	5,320	124,541
Nike Inc. Class B	81,368	6,957,778
Oxford Industries Inc.	2,911	99,847
Perry Ellis International Inc.(a)(b)	2,940	55,272
Quiksilver Inc.(a)(b)	29,514	90,018
R.G. Barry Corp.	1,929	20,447
Ralph Lauren Corp.	14,323	1,857,693
SKECHERS U.S.A. Inc. Class A(a)	8,522	119,564
Steven Madden Ltd.(a)(b)	8,588	258,499
True Religion Apparel Inc.(a)	5,869	158,228
Unifi Inc.(a)(b)	3,177	25,956
VF Corp.	19,830	2,409,742
Warnaco Group Inc. (The)(a)	10,054	463,389
Weyco Group Inc.	1,632	36,394
Wolverine World Wide Inc.	11,360	377,720

		19,963,538

AUTO MANUFACTURERS – 0.55%
Force Protection Inc.(a)(b)	16,162	62,224
Ford Motor Co.(a)	849,196	8,211,725
General Motors Co.(a)	173,244	3,496,064
Navistar International Corp.(a)	16,464	528,824

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Oshkosh Corp.(a)	20,848	$328,147
PACCAR Inc.	83,308	2,817,477
Tesla Motors Inc.(a)(b)	12,381	301,973
Wabash National Corp.(a)	15,581	74,321

		15,820,755

AUTO PARTS & EQUIPMENT – 0.42%
Accuride Corp.(a)	9,210	47,155
American Axle & Manufacturing Holdings Inc.(a)	15,199	115,968
Amerigon Inc.(a)	5,063	64,452
Autoliv Inc.	20,312	985,132
BorgWarner Inc.(a)	24,940	1,509,618
Commercial Vehicle Group Inc.(a)	6,557	43,080
Cooper Tire & Rubber Co.	14,118	153,745
Dana Holding Corp.(a)(b)	33,458	351,309
Dorman Products Inc.(a)	2,464	81,509
Douglas Dynamics Inc.	4,242	54,213
Exide Technologies Inc.(a)	17,599	70,396
Federal-Mogul Corp. Class A(a)	4,451	65,652
Fuel Systems Solutions Inc.(a)(b)	3,776	72,537
Goodyear Tire & Rubber Co. (The)(a)	55,800	563,022
Johnson Controls Inc.	154,631	4,077,620
Lear Corp.	23,949	1,027,412
Meritor Inc.(a)	21,490	151,719
Miller Industries Inc.	2,688	46,637
Modine Manufacturing Co.(a)(b)	10,580	95,855
Motorcar Parts of America Inc.(a)(b)	2,741	22,558
Spartan Motors Inc.(b)	7,591	31,351
Standard Motor Products Inc.	4,471	57,989
Superior Industries International Inc.	5,321	82,209
Tenneco Inc.(a)(b)	13,821	353,956
Titan International Inc.	9,530	142,950
Tower International Inc.(a)	1,514	15,609
TRW Automotive Holdings Corp.(a)	23,198	759,271
Visteon Corp.(a)	11,666	501,638
WABCO Holdings Inc.(a)	15,349	581,113

		12,125,675

BANKS – 5.74%
1st Source Corp.	3,461	72,093
1st United Bancorp Inc.(a)(b)	6,190	30,517
Alliance Financial Corp.	1,073	30,098
Ameris Bancorp(a)(b)	5,400	47,034
Ames National Corp.	1,882	29,416
Arrow Financial Corp.	2,316	51,531
Associated Banc-Corp	39,670	368,931
BancFirst Corp.	1,535	50,901
Banco Latinoamericano de Comercio Exterior SA Class E	6,322	96,284
Bancorp Inc. (The)(a)	6,664	47,714
Bancorp Rhode Island Inc.	846	35,862
BancorpSouth Inc.(b)	18,993	166,759
Bank Mutual Corp.	10,460	27,301
Bank of America Corp.	2,309,366	14,133,320
Bank of Hawaii Corp.	10,907	397,015
Bank of Kentucky Financial Corp.	1,322	26,784
Bank of Marin Bancorp	1,201	39,681
Bank of New York Mellon Corp. (The)	283,007	5,261,100
Bank of the Ozarks Inc.	6,392	133,785
Banner Corp.	3,752	47,988
BB&T Corp.	158,740	3,385,924
BOK Financial Corp.	5,814	272,618

Security	Shares	Value
Boston Private Financial Holdings Inc.	17,510	$102,959
Bridge Bancorp Inc.(b)	1,537	28,127
Bridge Capital Holdings(a)(b)	2,071	20,834
Bryn Mawr Bank Corp.	2,489	41,243
Camden National Corp.	1,746	47,544
Capital Bank Corp.(a)	3,189	6,633
Capital City Bank Group Inc.	2,598	27,019
Capital One Financial Corp.	104,648	4,147,200
CapitalSource Inc.	73,940	453,992
Cardinal Financial Corp.	6,591	56,814
Cascade Bancorp(a)(b)	1,375	8,016
Cathay General Bancorp	17,896	203,657
Center Bancorp Inc.	2,745	26,489
Center Financial Corp.(a)(b)	8,099	37,984
CenterState Banks Inc.	6,835	35,747
Central Pacific Financial Corp.(a)(b)	3,509	36,213
Century Bancorp Inc. Class A	786	18,251
Chemical Financial Corp.	6,239	95,519
Citigroup Inc.	662,293	16,967,947
Citizens & Northern Corp.	2,766	41,103
City Holding Co.	3,466	93,547
City National Corp.	10,655	402,333
CNB Financial Corp.(b)	2,790	35,768
CoBiz Financial Inc.	7,409	33,118
Columbia Banking System Inc.	8,973	128,493
Comerica Inc.	45,942	1,055,288
Commerce Bancshares Inc.	16,895	587,101
Community Bank System Inc.	8,376	190,051
Community Trust Bancorp Inc.	3,159	73,573
Cullen/Frost Bankers Inc.	12,143	556,878
CVB Financial Corp.	20,306	156,153
Eagle Bancorp Inc.(a)(b)	3,803	44,761
East West Bancorp Inc.	33,948	506,165
Encore Bancshares Inc.(a)(b)	1,915	20,414
Enterprise Bancorp Inc.	1,336	16,473
Enterprise Financial Services Corp.	3,613	49,101
F.N.B. Corp.	29,131	249,653
Fifth Third Bancorp	209,510	2,116,051
Financial Institutions Inc.	3,155	44,990
First Bancorp (North Carolina)	3,436	34,497
First Bancorp Inc. (Maine)	1,988	25,029
First Busey Corp.	17,526	76,238
First Citizens BancShares Inc. Class A	1,244	178,564
First Commonwealth Financial Corp.	23,875	88,338
First Community Bancshares Inc.	3,611	36,832
First Connecticut Bancorp Inc.(a)	4,072	46,095
First Financial Bancorp	13,397	184,879
First Financial Bankshares Inc.(b)	7,233	189,215
First Financial Corp.	2,536	69,765
First Horizon National Corp.	60,256	359,126
First Interstate BancSystem Inc.	3,583	38,374
First Merchants Corp.	5,842	41,186
First Midwest Bancorp Inc.	16,966	124,191
First of Long Island Corp. (The)	1,736	39,338
First Republic Bank San Francisco(a)	16,801	389,111
FirstMerit Corp.	25,042	284,477
Franklin Financial Corp.(a)	3,168	34,975
Fulton Financial Corp.	45,598	348,825
German American Bancorp Inc.	2,857	46,055
Glacier Bancorp Inc.	16,362	153,312
Goldman Sachs Group Inc. (The)	117,995	11,156,427
Great Southern Bancorp Inc.	2,319	38,913
Hampton Roads Bankshares Inc.(a)	2,243	10,542

2

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Hancock Holding Co.	11,077	$296,642
Hanmi Financial Corp.(a)(b)	34,414	28,564
Heartland Financial USA Inc.	3,017	42,781
Heritage Commerce Corp.(a)(b)	4,733	18,222
Heritage Financial Corp.(b)	3,557	39,269
Home Bancshares Inc.	5,103	108,286
Hudson Valley Holding Corp.	3,234	56,369
Huntington Bancshares Inc.	196,676	944,045
IBERIABANK Corp.	6,707	315,631
Independent Bank Corp. (Massachusetts)	4,885	106,200
International Bancshares Corp.	12,060	158,589
JPMorgan Chase & Co.	905,618	27,277,214
KeyCorp	216,558	1,284,189
Lakeland Bancorp Inc.	4,937	38,607
Lakeland Financial Corp.	3,679	76,008
M&T Bank Corp.	28,621	2,000,608
MainSource Financial Group Inc.	4,574	39,885
MB Financial Inc.	12,520	184,294
Merchants Bancshares Inc.	1,087	29,110
Metro Bancorp Inc.(a)(b)	3,161	27,343
MidSouth Bancorp Inc.	1,739	18,694
Morgan Stanley	352,051	4,752,688
Nara Bancorp Inc.(a)	8,645	52,475
National Bankshares Inc.(b)	1,582	38,174
National Penn Bancshares Inc.	28,446	199,406
NBT Bancorp Inc.	7,835	145,888
Northern Trust Corp.	49,535	1,732,734
Northfield Bancorp Inc.	3,866	51,186
Old National Bancorp	21,780	202,990
OmniAmerican Bancorp Inc.(a)(b)	2,690	36,719
Oriental Financial Group Inc.	10,301	99,611
Orrstown Financial Services Inc.	1,584	20,354
Pacific Capital Bancorp(a)(b)	934	23,836
Pacific Continental Corp.	4,196	29,750
PacWest Bancorp	6,882	95,935
Park National Corp.	2,976	157,371
Park Sterling Corp.(a)(b)	6,522	22,305
Penns Woods Bancorp Inc.	872	28,558
Peoples Bancorp Inc.	2,393	26,323
Pinnacle Financial Partners Inc.(a)(b)	7,766	84,960
PNC Financial Services Group Inc. (The)(c)	119,947	5,780,246
Popular Inc.(a)	234,082	351,123
PrivateBancorp Inc.	13,662	102,738
Prosperity Bancshares Inc.	10,726	350,526
Regions Financial Corp.	286,198	953,039
Renasant Corp.	5,710	72,688
Republic Bancorp Inc. Class A	2,276	40,308
S&T Bancorp Inc.(b)	6,373	102,988
S.Y. Bancorp Inc.(b)	2,737	50,963
Sandy Spring Bancorp Inc.	5,471	80,041
SCBT Financial Corp.	3,186	78,630
Seacoast Banking Corp. of Florida(a)	16,485	24,233
Sierra Bancorp	2,702	24,723
Signature Bank(a)	10,528	502,501
Simmons First National Corp. Class A	3,953	85,780
Southside Bancshares Inc.	3,732	67,213
Southwest Bancorp Inc.(a)	4,419	18,648
State Bancorp Inc.	3,443	36,393
State Bank Financial Corp.(a)(b)	7,183	90,649
State Street Corp.	114,881	3,694,573
Stellar One Corp.	5,227	52,009
Sterling Bancorp	7,032	51,052
Sterling Financial Corp.(a)(b)	6,100	75,518

Security	Shares	Value
Suffolk Bancorp	2,220	$18,470
Sun Bancorp Inc. (New Jersey)(a)(b)	8,557	22,676
SunTrust Banks Inc.	122,426	2,197,547
Susquehanna Bancshares Inc.	29,562	161,704
SVB Financial Group(a)	9,812	363,044
Synovus Financial Corp.	168,633	180,437
Taylor Capital Group Inc.(a)(b)	2,472	15,870
TCF Financial Corp.	36,404	333,461
Texas Capital Bancshares Inc.(a)(b)	8,472	193,585
Tompkins Financial Corp.	1,846	66,050
Tower Bancorp Inc.	2,400	50,256
TowneBank(b)	5,529	62,865
TriCo Bancshares	3,190	39,141
TrustCo Bank Corp. NY	21,081	94,021
Trustmark Corp.	14,678	266,406
U.S. Bancorp	439,099	10,336,390
UMB Financial Corp.	7,336	235,339
Umpqua Holdings Corp.	26,325	231,397
Union First Market Bankshares Corp.	4,600	49,312
United Bankshares Inc.	8,668	174,140
United Community Banks Inc.(a)(b)	9,626	81,725
Univest Corp. of Pennsylvania	3,806	50,734
Valley National Bancorp	38,863	411,559
Virginia Commerce Bancorp Inc.(a)(b)	5,324	31,252
Walker & Dunlop Inc.(a)	2,444	28,399
Washington Banking Co.	3,487	33,929
Washington Trust Bancorp Inc.	3,248	64,245
Webster Financial Corp.	16,534	252,970
Wells Fargo & Co.	1,121,028	27,039,195
WesBanco Inc.	5,255	90,964
West Bancorporation Inc.(b)	3,537	29,994
West Coast Bancorp(a)(b)	3,793	53,102
Westamerica Bancorp	6,579	252,107
Western Alliance Bancorporation(a)	15,767	86,403
Wilshire Bancorp Inc.(a)(b)	14,005	38,374
Wintrust Financial Corp.	8,031	207,280
Zions Bancorp	41,817	588,365

		165,521,265

BEVERAGES – 2.24%
Boston Beer Co. Inc. (The) Class A(a)(b)	1,864	135,513
Brown-Forman Corp. Class B NVS	23,344	1,637,348
Coca-Cola Bottling Co. Consolidated	1,036	57,457
Coca-Cola Co. (The)	450,252	30,419,025
Coca-Cola Enterprises Inc.	74,139	1,844,578
Constellation Brands Inc. Class A(a)	41,359	744,462
Craft Brewers Alliance Inc.(a)(b)	2,374	13,318
Dr Pepper Snapple Group Inc.	50,491	1,958,041
Farmer Bros. Co.	1,543	8,502
Green Mountain Coffee Roasters Inc.(a)	28,009	2,603,157
Hansen Natural Corp.(a)	15,945	1,391,839
Molson Coors Brewing Co. Class B NVS	30,573	1,210,997
National Beverage Corp.	2,546	38,597
Peet’s Coffee & Tea Inc.(a)(b)	2,952	164,249
PepsiCo Inc.	360,238	22,298,732
Primo Water Corp.(a)	3,319	18,719

		64,544,534

BIOTECHNOLOGY – 1.35%
Acorda Therapeutics Inc.(a)(b)	9,066	180,957
Aegerion Pharmaceuticals Inc.(a)	2,051	25,986

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Affymax Inc.(a)(b)	8,042	$36,028
Affymetrix Inc.(a)(b)	16,050	78,645
Alexion Pharmaceuticals Inc.(a)	41,910	2,684,755
AMAG Pharmaceuticals Inc.(a)(b)	4,824	71,202
Amgen Inc.	211,892	11,643,465
Arena Pharmaceuticals Inc.(a)(b)	33,180	48,111
ARIAD Pharmaceuticals Inc.(a)(b)	29,985	263,568
ArQule Inc.(a)	12,142	61,317
Astex Pharmaceuticals Inc.(a)(b)	12,832	24,637
AVEO Pharmaceuticals Inc.(a)	7,108	109,392
Bio-Rad Laboratories Inc. Class A(a)	4,525	410,734
BioCryst Pharmaceuticals Inc.(a)(b)	6,585	18,175
Biogen Idec Inc.(a)	55,071	5,129,864
BioMimetic Therapeutics Inc.(a)(b)	4,366	14,408
BioSante Pharmaceuticals Inc.(a)(b)	24,928	56,836
Biotime Inc.(a)	5,605	24,718
Cambrex Corp.(a)(b)	6,699	33,763
Celgene Corp.(a)	105,478	6,531,198
Cell Therapeutics Inc.(a)(b)	43,883	46,516
Celldex Therapeutics Inc.(a)(b)	10,048	22,960
Charles River Laboratories International Inc.(a)	11,740	335,999
Cleveland Biolabs Inc.(a)	6,324	16,063
Complete Genomics Inc.(a)(b)	2,267	13,307
CryoLife Inc.(a)(b)	6,346	28,493
Curis Inc.(a)(b)	17,351	54,829
Cytori Therapeutics Inc.(a)(b)	11,023	32,518
Enzo Biochem Inc.(a)(b)	8,703	22,367
Enzon Pharmaceuticals Inc.(a)(b)	8,582	60,417
Exact Sciences Corp.(a)(b)	11,885	78,797
Exelixis Inc.(a)(b)	29,090	158,831
Genomic Health Inc.(a)(b)	3,857	84,777
Geron Corp.(a)(b)	29,345	62,211
GTx Inc.(a)(b)	4,905	16,432
Halozyme Therapeutics Inc.(a)(b)	18,673	114,652
Harvard Bioscience Inc.(a)(b)	5,236	22,096
Human Genome Sciences Inc.(a)	43,184	548,005
Illumina Inc.(a)(b)	28,046	1,147,642
ImmunoGen Inc.(a)	17,095	187,361
Immunomedics Inc.(a)(b)	14,953	47,850
Incyte Corp.(a)(b)	20,277	283,270
Inhibitex Inc.(a)(b)	14,468	35,591
Insmed Inc.(a)	5,659	28,861
Integra LifeSciences Holdings Corp.(a)	4,800	171,696
InterMune Inc.(a)	12,335	249,167
Lexicon Pharmaceuticals Inc.(a)(b)	38,794	35,687
Life Technologies Corp.(a)	40,713	1,564,601
Ligand Pharmaceuticals Inc. Class B(a)(b)	4,463	61,054
Maxygen Inc.(b)	6,872	37,590
Micromet Inc.(a)(b)	20,820	99,936
Momenta Pharmaceuticals Inc.(a)(b)	10,489	120,623
Myriad Genetics Inc.(a)(b)	19,486	365,168
Nektar Therapeutics(a)(b)	25,950	125,857
Novavax Inc.(a)(b)	21,848	35,175
Nymox Pharmaceutical Corp.(a)(b)	4,412	36,090
OncoGenex Pharmaceutical Inc.(a)(b)	2,221	21,766
Oncothyreon Inc.(a)(b)	9,464	56,595
Optimer Pharmaceuticals Inc.(a)(b)	10,539	145,860
Orexigen Therapeutics Inc.(a)(b)	7,234	14,396
Pacific Biosciences of California Inc.(a)(b)	7,718	24,775
PDL BioPharma Inc.	31,781	176,384
Peregrine Pharmaceuticals Inc.(a)(b)	18,422	20,080
PharmAthene Inc.(a)(b)	8,101	14,258
QIAGEN NV(a)	53,367	738,066

Security	Shares	Value
Regeneron Pharmaceuticals Inc.(a)(b)	16,603	$966,295
RTI Biologics Inc.(a)(b)	12,535	41,240
Sangamo BioSciences Inc.(a)(b)	11,908	51,800
Savient Pharmaceuticals Inc.(a)(b)	16,168	66,289
Seattle Genetics Inc.(a)(b)	21,929	417,967
Sequenom Inc.(a)(b)	22,533	114,693
Sunesis Pharmaceuticals Inc.(a)(b)	6,459	7,945
Transcept Pharmaceuticals Inc.(a)	1,166	7,719
Trius Therapeutics Inc.(a)(b)	1,910	12,033
Vertex Pharmaceuticals Inc.(a)	46,978	2,092,400
Vical Inc.(a)(b)	16,317	40,466
ZIOPHARM Oncology Inc.(a)(b)	13,301	58,657

		38,889,932

BUILDING MATERIALS – 0.13%
AAON Inc.(b)	4,275	67,331
Apogee Enterprises Inc.	6,387	54,864
Armstrong World Industries Inc.	4,799	165,278
Broadwind Energy Inc.(a)(b)	34,329	10,989
Builders FirstSource Inc.(a)(b)	10,347	13,141
Comfort Systems USA Inc.	8,625	71,760
Drew Industries Inc.	4,347	86,853
Eagle Materials Inc.	10,128	168,631
Interline Brands Inc.(a)(b)	7,594	97,735
Lennox International Inc.	12,212	314,825
LSI Industries Inc.	4,428	27,586
Martin Marietta Materials Inc.	10,376	655,971
Masco Corp.	81,844	582,729
NCI Building Systems Inc.(a)(b)	4,486	33,914
Owens Corning(a)	28,513	618,162
Quanex Building Products Corp.	8,623	94,422
Simpson Manufacturing Co. Inc.	9,548	238,032
Texas Industries Inc.(b)	5,182	164,477
Trex Co. Inc.(a)(b)	3,538	56,714
Universal Forest Products Inc.	4,438	106,734
USG Corp.(a)(b)	16,250	109,362

		3,739,510

CHEMICALS – 1.92%
A. Schulman Inc.	7,017	119,219
Aceto Corp.	6,056	32,036
Air Products and Chemicals Inc.	48,295	3,688,289
Airgas Inc.	17,880	1,141,102
Albemarle Corp.	20,887	843,835
American Vanguard Corp.	5,084	56,737
Arch Chemicals Inc.	5,207	244,312
Ashland Inc.	18,027	795,712
Balchem Corp.	6,574	245,276
Cabot Corp.	14,985	371,328
Celanese Corp. Series A	35,580	1,157,417
CF Industries Holdings Inc.	16,301	2,011,380
Chase Corp.	1,464	15,738
Chemtura Corp.(a)	21,841	219,065
Codexis Inc.(a)(b)	5,573	25,469
Cytec Industries Inc.	11,238	394,903
Dow Chemical Co. (The)	267,930	6,017,708
E.I. du Pont de Nemours and Co.	211,661	8,460,090
Eastman Chemical Co.	16,190	1,109,501
Ecolab Inc.	52,890	2,585,792
Ferro Corp.(a)(b)	19,686	121,069
FMC Corp.	16,341	1,130,144

4

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Georgia Gulf Corp.(a)(b)	7,729	$106,892
H.B. Fuller Co.	11,213	204,301
Hawkins Inc.(b)	1,969	62,693
Huntsman Corp.	43,885	424,368
Innophos Holdings Inc.	4,944	197,117
Innospec Inc.(a)(b)	5,387	130,419
International Flavors & Fragrances Inc.	18,310	1,029,388
Intrepid Potash Inc.(a)(b)	11,884	295,555
KMG Chemicals Inc.	1,634	20,131
Kraton Performance Polymers Inc.(a)	7,246	117,240
Kronos Worldwide Inc.	4,963	79,805
Landec Corp.(a)(b)	6,004	31,941
LyondellBasell Industries NV Class A	71,424	1,744,888
Minerals Technologies Inc.	4,161	205,013
Mosaic Co. (The)	62,800	3,075,316
NewMarket Corp.	2,059	312,700
NL Industries Inc.	1,522	19,071
Olin Corp.	18,259	328,845
OM Group Inc.(a)(b)	7,025	182,439
OMNOVA Solutions Inc.(a)(b)	10,257	36,720
PolyOne Corp.	21,182	226,859
PPG Industries Inc.	36,057	2,547,788
Praxair Inc.	69,144	6,463,581
Quaker Chemical Corp.	2,904	75,272
Rockwood Holdings Inc.(a)	15,577	524,789
RPM International Inc.	29,800	557,260
Sensient Technologies Corp.	11,454	372,828
Sherwin-Williams Co. (The)	20,441	1,519,175
Sigma-Aldrich Corp.	27,793	1,717,330
Solutia Inc.(a)	27,958	359,260
Spartech Corp.(a)(b)	7,019	22,461
Stepan Co.	1,840	123,611
TPC Group Inc.(a)(b)	3,006	60,361
Valspar Corp. (The)	21,843	681,720
W.R. Grace & Co.(a)	16,770	558,441
Westlake Chemical Corp.	4,521	154,980
Zep Inc.	4,997	75,055
Zoltek Companies Inc.(a)(b)	6,312	40,586

		55,472,321

COAL – 0.24%
Alpha Natural Resources Inc.(a)	51,600	912,804
Arch Coal Inc.	48,192	702,639
Cloud Peak Energy Inc.(a)	13,826	234,351
CONSOL Energy Inc.	51,699	1,754,147
Hallador Energy Co.	1,013	8,671
James River Coal Co.(a)(b)	8,072	51,419
L&L Energy Inc.(a)(b)	5,075	13,702
Patriot Coal Corp.(a)(b)	20,932	177,085
Peabody Energy Corp.	61,737	2,091,649
SunCoke Energy Inc.(a)	3,038	33,418
Walter Energy Inc.	14,184	851,182
Westmoreland Coal Co.(a)(b)	2,260	17,538

		6,848,605

COMMERCIAL SERVICES – 2.03%
Aaron’s Inc.	18,295	461,949
ABM Industries Inc.	12,030	229,292
Accretive Health Inc.(a)(b)	9,113	193,469
Advance America Cash Advance Centers Inc.	12,520	92,147
Advisory Board Co. (The)(a)(b)	3,640	234,889

Security	Shares	Value
Albany Molecular Research Inc.(a)(b)	5,011	$14,131
Alliance Data Systems Corp.(a)(b)	11,622	1,077,359
American Public Education Inc.(a)(b)	4,075	138,550
AMN Healthcare Services Inc.(a)(b)	8,970	35,970
Apollo Group Inc. Class A(a)	27,479	1,088,443
Arbitron Inc.	6,152	203,508
Avis Budget Group Inc.(a)	23,819	230,330
Barrett Business Services Inc.	1,731	24,130
Booz Allen Hamilton Holding Corp.(a)	5,292	78,692
Bridgepoint Education Inc.(a)(b)	4,071	70,998
Capella Education Co.(a)(b)	3,574	101,430
Cardtronics Inc.(a)	9,893	226,748
Career Education Corp.(a)	14,191	185,193
Cass Information Systems Inc.	1,911	59,337
CBIZ Inc.(a)(b)	8,957	59,027
CDI Corp.	2,885	30,812
Cenveo Inc.(a)	12,515	37,670
Chemed Corp.	4,849	266,501
Coinstar Inc.(a)(b)	7,181	287,240
Compass Diversified Holdings	9,193	111,971
Consolidated Graphics Inc.(a)(b)	2,037	74,412
Convergys Corp.(a)	23,876	223,957
CoreLogic Inc.(a)	21,985	234,580
Corinthian Colleges Inc.(a)(b)	17,715	27,635
Corporate Executive Board Co. (The)	7,923	236,105
Corrections Corp. of America(a)	24,525	556,472
CorVel Corp.(a)	1,418	60,265
CoStar Group Inc.(a)(b)	5,751	298,879
CRA International Inc.(a)(b)	2,471	49,445
Cross Country Healthcare Inc.(a)(b)	6,311	26,380
Deluxe Corp.	11,714	217,880
DeVry Inc.	15,720	581,011
DFC Global Corp.(a)	9,862	215,485
Dollar Thrifty Automotive Group Inc.(a)(b)	6,617	372,537
Education Management Corp.(a)(b)	8,749	129,835
Electro Rent Corp.	4,273	59,010
Equifax Inc.	28,099	863,763
Essex Rental Corp.(a)(b)	3,883	9,552
Euronet Worldwide Inc.(a)(b)	11,611	182,757
ExamWorks Group Inc.(a)	6,151	62,617
ExlService Holdings Inc.(a)(b)	3,671	80,762
Exponent Inc.(a)(b)	3,195	132,049
FleetCor Technologies Inc.(a)	3,373	88,575
Forrester Research Inc.	3,351	108,941
Franklin Covey Co.(a)(b)	3,046	23,150
FTI Consulting Inc.(a)(b)	9,631	354,517
Gartner Inc.(a)(b)	22,148	772,301
Genpact Ltd.(a)	28,822	414,749
GEO Group Inc. (The)(a)	14,874	276,061
Global Cash Access Inc.(a)(b)	11,592	29,676
Grand Canyon Education Inc.(a)	6,532	105,492
Great Lakes Dredge & Dock Corp.(b)	13,368	54,408
Green Dot Corp. Class A(a)	5,034	157,665
H&E Equipment Services Inc.(a)	6,477	53,435
H&R Block Inc.	69,534	925,498
Hackett Group Inc. (The)(a)(b)	6,924	25,827
Healthcare Services Group Inc.	15,059	243,052
HealthSpring Inc.(a)	15,468	563,963
Heartland Payment Systems Inc.	8,765	172,846
Heidrick & Struggles International Inc.	4,054	66,688
Hertz Global Holdings Inc.(a)	55,639	495,187
Hill International Inc.(a)(b)	5,711	26,727
Hillenbrand Inc.	14,377	264,537

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
HMS Holdings Corp.(a)(b)	19,375	$472,556
Hudson Highland Group Inc.(a)(b)	7,467	25,537
Huron Consulting Group Inc.(a)(b)	5,054	157,331
ICF International Inc.(a)(b)	4,469	84,062
Insperity Inc.	5,211	115,945
Intersections Inc.	2,081	26,741
Iron Mountain Inc.	41,046	1,297,875
ITT Educational Services Inc.(a)(b)	6,412	369,203
K12 Inc.(a)(b)	5,917	150,647
KAR Auction Services Inc.(a)	6,564	79,490
Kelly Services Inc. Class A(b)	6,063	69,118
Kenexa Corp.(a)(b)	6,009	93,981
Kforce Inc.(a)(b)	7,670	75,243
Korn/Ferry International(a)(b)	10,683	130,226
Landauer Inc.	2,132	105,619
Lender Processing Services Inc.	19,806	271,144
Lincoln Educational Services Corp.	5,138	41,566
Live Nation Entertainment Inc.(a)	32,373	259,308
Mac-Gray Corp.	2,702	34,883
Manpower Inc.	18,704	628,828
MasterCard Inc. Class A	24,446	7,753,293
MAXIMUS Inc.	7,882	275,082
McGrath RentCorp	5,519	131,297
McKesson Corp.	57,462	4,177,487
Medifast Inc.(a)(b)	3,144	50,776
Michael Baker Corp.(a)(b)	1,897	36,290
Monro Muffler Brake Inc.	6,918	228,086
Monster Worldwide Inc.(a)	29,325	210,554
Moody’s Corp.	45,397	1,382,339
Morningstar Inc.	5,583	315,105
Multi-Color Corp.	2,594	58,598
National American University Holdings Inc.	2,007	14,370
National Research Corp.	404	13,389
Navigant Consulting Inc.(a)(b)	11,743	108,858
Odyssey Marine Exploration Inc.(a)(b)	16,436	40,433
On Assignment Inc.(a)(b)	8,416	59,501
PAREXEL International Corp.(a)(b)	13,507	255,688
Pendrell Corp.(a)(b)	34,395	77,389
Pharmaceutical Product Development Inc.	22,823	585,638
PHH Corp.(a)	12,768	205,309
PRGX Global Inc.(a)(b)	4,440	20,957
Providence Service Corp. (The)(a)(b)	2,939	31,300
Quad Graphics Inc.	5,750	103,903
Quanta Services Inc.(a)	49,088	922,364
R.R. Donnelley & Sons Co.	42,788	604,167
Rent-A-Center Inc.	14,459	396,900
Resources Connection Inc.	10,540	103,081
Robert Half International Inc.	33,420	709,172
Rollins Inc.	14,426	269,910
RPX Corp.(a)	2,186	45,272
RSC Holdings Inc.(a)	15,416	109,916
Saba Software Inc.(a)	6,427	37,020
SAIC Inc.(a)	65,715	776,094
Senomyx Inc.(a)(b)	8,992	31,562
Service Corp. International	54,520	499,403
ServiceSource International Inc.(a)	2,282	30,145
Sotheby’s	15,430	425,405
Standard Parking Corp.(a)(b)	3,596	56,241
Steiner Leisure Ltd.(a)	3,420	139,433
Stewart Enterprises Inc. Class A	17,929	106,678
Strayer Education Inc.(b)	2,806	215,136
SuccessFactors Inc.(a)	18,983	436,419
Swisher Hygiene Inc.(a)(b)	19,241	77,926

Security	Shares	Value
Team Health Holdings Inc.(a)(b)	6,064	$99,571
Team Inc.(a)(b)	4,426	92,857
TeleTech Holdings Inc.(a)(b)	5,777	88,041
TMS International Corp.(a)	2,920	21,258
TNS Inc.(a)(b)	5,800	109,040
Towers Watson & Co. Class A	13,054	780,368
Transcend Services Inc.(a)(b)	2,004	45,170
TrueBlue Inc.(a)(b)	10,088	114,297
United Rentals Inc.(a)(b)	14,177	238,741
Universal Technical Institute Inc.(a)	4,877	66,278
Valassis Communications Inc.(a)(b)	11,143	208,820
Verisk Analytics Inc. Class A(a)	27,082	941,641
Viad Corp.	4,626	78,549
VirnetX Holding Corp.(a)(b)	9,267	138,912
Visa Inc. Class A	119,183	10,216,367
VistaPrint NV(a)	9,147	247,243
Weight Watchers International Inc.	6,634	386,430
Western Union Co.	144,172	2,204,390
Wright Express Corp.(a)(b)	8,842	336,350
Zillow Inc.(a)	935	25,572
Zipcar Inc.(a)(b)	2,337	42,066

		58,557,619

COMPUTERS – 6.51%
3D Systems Corp.(a)(b)	9,534	133,381
Accenture PLC Class A	147,148	7,751,757
Agilysys Inc.(a)	4,076	29,062
Apple Inc.(a)	210,753	80,334,828
Brocade Communications Systems Inc.(a)	108,012	466,612
CACI International Inc. Class A(a)(b)	6,898	344,486
Cadence Design Systems Inc.(a)	61,399	567,327
Carbonite Inc.(a)	1,637	19,709
CIBER Inc.(a)(b)	14,551	44,089
Cognizant Technology Solutions Corp. Class A(a)	69,343	4,347,806
Computer Sciences Corp.	35,328	948,557
Computer Task Group Inc.(a)(b)	3,439	38,414
Cray Inc.(a)(b)	8,242	43,765
Dell Inc.(a)	373,524	5,285,365
Diebold Inc.	14,934	410,834
Digimarc Corp.(a)(b)	1,434	36,395
Dot Hill Systems Corp.(a)(b)	12,855	19,411
DST Systems Inc.	8,039	352,349
Dynamics Research Corp.(a)	2,026	18,072
Echelon Corp.(a)(b)	7,981	55,947
Electronics For Imaging Inc.(a)(b)	10,612	142,944
EMC Corp.(a)	468,938	9,843,009
FactSet Research Systems Inc.	10,534	937,210
Fortinet Inc.(a)	27,425	460,740
Furmanite Corp.(a)(b)	8,412	45,509
Fusion-io Inc.(a)	3,811	72,409
Hewlett-Packard Co.	452,846	10,166,393
iGATE Corp.	7,034	81,172
IHS Inc. Class A(a)(b)	11,248	841,463
Imation Corp.(a)(b)	6,836	49,971
Immersion Corp.(a)	6,478	38,738
Insight Enterprises Inc.(a)(b)	10,620	160,787
International Business Machines Corp.	276,035	48,314,406
Jack Henry & Associates Inc.	19,734	571,891
Keyw Holding Corp. (The)(a)(b)	4,196	29,834
Lexmark International Inc. Class A(a)(b)	18,115	489,648
Limelight Networks Inc.(a)(b)	15,440	36,438
LivePerson Inc.(a)(b)	11,985	119,251

6

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Magma Design Automation Inc.(a)	15,201	$69,165
Manhattan Associates Inc.(a)(b)	4,952	163,812
Maxwell Technologies Inc.(a)(b)	6,350	116,903
Mentor Graphics Corp.(a)(b)	21,834	210,043
Mercury Computer Systems Inc.(a)(b)	6,867	78,970
MICROS Systems Inc.(a)(b)	18,525	813,433
MTS Systems Corp.	3,546	108,649
NCI Inc. Class A(a)(b)	1,521	18,145
NCR Corp.(a)	36,136	610,337
Ness Technologies Inc.(a)	7,648	58,584
NetApp Inc.(a)	83,856	2,846,073
NetScout Systems Inc.(a)(b)	8,500	97,070
OCZ Technology Group Inc.(a)(b)	11,677	56,633
Quantum Corp.(a)(b)	51,268	92,795
RadiSys Corp.(a)	4,416	27,026
RealD Inc.(a)	9,326	87,198
Rimage Corp.	2,149	27,185
Riverbed Technology Inc.(a)	35,055	699,698
SanDisk Corp.(a)	54,357	2,193,305
Sigma Designs Inc.(a)(b)	7,226	56,652
Silicon Graphics International Corp.(a)(b)	7,046	83,988
Spansion Inc. Class A(a)	11,440	139,797
STEC Inc.(a)(b)	9,352	94,829
Stratasys Inc.(a)(b)	4,818	89,326
Stream Global Services Inc.(a)(b)	2,074	4,272
Super Micro Computer Inc.(a)(b)	6,108	76,533
Sykes Enterprises Inc.(a)(b)	9,521	142,339
Synaptics Inc.(a)(b)	7,322	174,996
Synopsys Inc.(a)	33,402	813,673
Syntel Inc.	3,503	151,295
Teradata Corp.(a)	38,496	2,060,691
Tyler Technologies Inc.(a)(b)	7,260	183,533
Unisys Corp.(a)	9,782	153,480
Virtusa Corp.(a)	3,440	45,408
Wave Systems Corp. Class A(a)(b)	18,853	44,116
Western Digital Corp.(a)	52,930	1,361,360
Xyratex Ltd.(b)	7,034	65,205

		187,766,496

COSMETICS & PERSONAL CARE – 1.89%
Avon Products Inc.	98,119	1,923,132
Colgate-Palmolive Co.	111,423	9,880,992
Elizabeth Arden Inc.(a)(b)	5,541	157,586
Estee Lauder Companies Inc. (The) Class A	25,729	2,260,035
Inter Parfums Inc.	3,657	56,501
Procter & Gamble Co. (The)	636,144	40,191,578
Revlon Inc. Class A(a)(b)	2,472	30,455

		54,500,279

DISTRIBUTION & WHOLESALE – 0.36%
Beacon Roofing Supply Inc.(a)(b)	10,456	167,191
Brightpoint Inc.(a)(b)	15,515	142,893
Central European Distribution Corp.(a)(b)	16,540	115,945
Chindex International Inc.(a)(b)	2,584	22,765
Core-Mark Holding Co. Inc.(a)	2,591	79,362
Fastenal Co.(b)	67,235	2,237,581
Genuine Parts Co.	35,886	1,823,009
Houston Wire & Cable Co.	4,049	46,523
Ingram Micro Inc. Class A(a)	36,777	593,213
LKQ Corp.(a)(b)	33,205	802,233
MWI Veterinary Supply Inc.(a)	2,882	198,339

Security	Shares	Value
Owens & Minor Inc.	14,487	$412,590
Pool Corp.	10,950	286,671
Rentrak Corp.(a)	2,151	27,081
ScanSource Inc.(a)(b)	6,141	181,528
Tech Data Corp.(a)	9,884	427,285
United Stationers Inc.	10,544	287,324
W.W. Grainger Inc.	12,987	1,942,076
Watsco Inc.	6,435	328,829
WESCO International Inc.(a)	9,854	330,602

		10,453,040

DIVERSIFIED FINANCIAL SERVICES – 1.76%
Affiliated Managers Group Inc.(a)	11,858	925,517
Air Lease Corp.(a)	7,907	151,814
American Express Co.	239,459	10,751,709
Ameriprise Financial Inc.	55,247	2,174,522
Apollo Residential Mortgage Inc.(a)	2,619	42,952
Artio Global Investors Inc. Class A	7,111	56,604
BGC Partners Inc. Class A	17,198	103,704
BlackRock Inc.(c)	19,516	2,888,563
Calamos Asset Management Inc. Class A	4,325	43,293
California First National Bancorp	473	7,242
CBOE Holdings Inc.	11,974	293,004
Charles Schwab Corp. (The)	239,396	2,697,993
CIFC Corp.(a)(b)	2,693	11,661
CIT Group Inc.(a)	45,669	1,386,968
CME Group Inc.	15,284	3,765,978
Cohen & Steers Inc.(b)	4,050	116,437
Cowen Group Inc. Class A(a)(b)	15,220	41,246
Credit Acceptance Corp.(a)(b)	1,525	98,149
Diamond Hill Investment Group Inc.	591	41,009
Discover Financial Services	124,342	2,852,405
Doral Financial Corp.(a)	28,946	31,551
Duff & Phelps Corp. Class A	6,909	73,650
E*TRADE Financial Corp.(a)	57,105	520,227
Eaton Vance Corp.	27,035	602,069
Edelman Financial Group Inc.	4,600	29,716
Encore Capital Group Inc.(a)	3,663	80,037
Epoch Holding Corp.	3,361	45,609
Evercore Partners Inc. Class A	4,776	108,893
FBR & Co.(a)	11,487	27,339
Federal Agricultural Mortgage Corp. Class C NVS(b)	2,248	42,779
Federated Investors Inc. Class B(b)	20,698	362,836
Financial Engines Inc.(a)(b)	8,711	157,756
First Marblehead Corp. (The)(a)(b)	12,532	12,783
Franklin Resources Inc.	33,022	3,158,224
FXCM Inc.	3,950	55,379
GAIN Capital Holdings Inc.(a)(b)	1,697	10,674
GAMCO Investors Inc. Class A	1,550	61,054
GFI Group Inc.	16,084	64,658
Gleacher & Co. Inc.(a)(b)	17,833	21,221
Greenhill & Co. Inc.(b)	6,755	193,125
Higher One Holdings Inc.(a)(b)	6,960	113,239
Imperial Holdings Inc.(a)	4,019	9,646
Interactive Brokers Group Inc. Class A	8,317	115,856
IntercontinentalExchange Inc.(a)	16,769	1,983,102
INTL FCStone Inc.(a)	3,007	62,425
Invesco Ltd.	105,414	1,634,971
Investment Technology Group Inc.(a)(b)	9,388	91,908
Janus Capital Group Inc.	42,700	256,200
Jefferies Group Inc.	30,889	383,332
JMP Group Inc.	3,447	20,027

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
KBW Inc.	8,207	$113,175
Knight Capital Group Inc. Class A(a)(b)	22,789	277,114
Ladenburg Thalmann Financial Services Inc.(a)(b)	24,213	37,530
Lazard Ltd. Class A(b)	25,230	532,353
Legg Mason Inc.	33,891	871,338
LPL Investment Holdings Inc.(a)	7,775	197,640
MarketAxess Holdings Inc.	6,539	170,145
Marlin Business Services Corp.(a)	1,958	20,755
MF Global Holdings Ltd.(a)	37,269	153,921
NASDAQ OMX Group Inc. (The)(a)	28,252	653,751
National Financial Partners Corp.(a)(b)	10,037	109,805
Nelnet Inc. Class A	5,872	110,276
Netspend Holdings Inc.(a)(b)	6,768	34,788
NewStar Financial Inc.(a)(b)	6,202	57,927
Nicholas Financial Inc.	2,222	21,709
NYSE Euronext Inc.	59,625	1,385,685
Ocwen Financial Corp.(a)	16,904	223,302
Oppenheimer Holdings Inc. Class A	2,353	37,742
Piper Jaffray Companies Inc.(a)	3,592	64,405
Portfolio Recovery Associates Inc.(a)(b)	3,926	244,276
Pzena Investment Management Inc. Class A	1,976	6,481
Raymond James Financial Inc.	23,186	601,909
SeaCube Container Leasing Ltd.	2,516	30,519
SLM Corp.	120,119	1,495,482
Stifel Financial Corp.(a)	12,300	326,688
Student Loan Corp. (The) Escrow(a)(d)	889	2,222
SWS Group Inc.	6,639	31,137
T. Rowe Price Group Inc.	59,210	2,828,462
TD Ameritrade Holding Corp.	49,809	732,441
Teton Advisors Inc. Class B(b)(d)	32	539
Virtus Investment Partners Inc.(a)	1,237	66,328
Waddell & Reed Financial Inc. Class A	19,661	491,722
Westwood Holdings Group Inc.	1,427	49,303
World Acceptance Corp.(a)(b)	3,433	192,076

		50,954,002

ELECTRIC – 3.52%
AES Corp. (The)(a)	149,604	1,460,135
ALLETE Inc.	7,310	267,765
Alliant Energy Corp.	25,271	977,482
Ameren Corp.	54,920	1,634,968
Ameresco Inc. Class A(a)(b)	4,027	40,914
American Electric Power Co. Inc.	109,809	4,174,938
Atlantic Power Corp.(a)	15,547	220,612
Avista Corp.	13,207	314,987
Black Hills Corp.	9,037	276,894
Calpine Corp.(a)	79,917	1,125,231
CenterPoint Energy Inc.	97,032	1,903,768
Central Vermont Public Service Corp.	3,059	107,707
CH Energy Group Inc.	3,521	183,691
Cleco Corp.	13,941	475,946
CMS Energy Corp.	57,478	1,137,490
Consolidated Edison Inc.	66,684	3,802,322
Constellation Energy Group Inc.	42,418	1,614,429
Dominion Resources Inc.	131,231	6,662,598
DPL Inc.	26,632	802,689
DTE Energy Co.	38,627	1,893,496
Duke Energy Corp.	303,428	6,065,526
Dynegy Inc.(a)(b)	23,420	96,490
Edison International	74,272	2,840,904
El Paso Electric Co.	9,647	309,572
Empire District Electric Co. (The)	9,504	184,188

Security	Shares	Value
EnerNOC Inc.(a)(b)	5,287	$47,583
Entergy Corp.	40,572	2,689,518
Exelon Corp.	150,966	6,432,661
FirstEnergy Corp.	95,319	4,280,776
GenOn Energy Inc.(a)	176,084	489,514
Great Plains Energy Inc.	30,976	597,837
Hawaiian Electric Industries Inc.	21,786	528,964
IDACORP Inc.	11,340	428,425
Integrys Energy Group Inc.	17,827	866,749
ITC Holdings Corp.	11,627	900,279
MDU Resources Group Inc.	42,967	824,537
MGE Energy Inc.	5,243	213,233
NextEra Energy Inc.	96,171	5,195,157
Northeast Utilities	40,262	1,354,816
NorthWestern Corp.	8,243	263,281
NRG Energy Inc.(a)	54,911	1,164,662
NSTAR	23,595	1,057,292
NV Energy Inc.	53,703	789,971
OGE Energy Corp.	22,301	1,065,765
Ormat Technologies Inc.	4,089	65,751
Otter Tail Corp.	8,166	149,438
Pepco Holdings Inc.	51,428	973,018
PG&E Corp.	90,701	3,837,559
Pike Electric Corp.(a)(b)	3,691	24,988
Pinnacle West Capital Corp.	24,831	1,066,243
PNM Resources Inc.	19,859	326,283
Portland General Electric Co.	17,118	405,525
PPL Corp.	131,545	3,754,294
Progress Energy Inc.	67,129	3,471,912
Public Service Enterprise Group Inc.	115,306	3,847,761
SCANA Corp.	26,240	1,061,408
Southern Co.	193,524	8,199,612
TECO Energy Inc.	48,929	838,154
UIL Holdings Corp.	11,562	380,737
UniSource Energy Corp.	8,343	301,099
Unitil Corp.	2,489	63,918
Westar Energy Inc.	25,902	684,331
Wisconsin Energy Corp.	53,234	1,665,692
Xcel Energy Inc.	110,376	2,725,183

		101,608,668

ELECTRICAL COMPONENTS & EQUIPMENT – 0.47%
A123 Systems Inc.(a)(b)	20,081	69,079
Active Power Inc.(a)(b)	18,197	23,474
Advanced Energy Industries Inc.(a)(b)	9,898	85,321
American Superconductor Corp.(a)(b)	10,167	39,956
AMETEK Inc.	36,628	1,207,625
Belden Inc.	10,849	279,796
Capstone Turbine Corp.(a)(b)	55,965	55,965
Coleman Cable Inc.(a)(b)	1,899	16,065
Emerson Electric Co.	171,314	7,076,981
Encore Wire Corp.	4,223	86,909
Energizer Holdings Inc.(a)	15,873	1,054,602
EnerSys Inc.(a)(b)	11,530	230,831
Generac Holdings Inc.(a)(b)	5,682	106,878
General Cable Corp.(a)	11,956	279,173
GrafTech International Ltd.(a)	29,330	372,491
Graham Corp.	2,240	37,274
Greatbatch Inc.(a)(b)	5,298	106,013
Hubbell Inc. Class B	13,715	679,441
Insteel Industries Inc.	4,016	40,441
Littelfuse Inc.	5,153	207,202

8

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Molex Inc.	30,868	$628,781
Powell Industries Inc.(a)(b)	1,998	61,878
Power-One Inc.(a)(b)	15,490	69,705
PowerSecure International Inc.(a)(b)	4,285	20,268
SatCon Technology Corp.(a)(b)	20,422	19,401
SunPower Corp. Class A(a)(b)	22,708	183,708
Universal Display Corp.(a)(b)	8,803	422,016
Valence Technology Inc.(a)(b)	17,706	18,414
Vicor Corp.	4,453	38,964

		13,518,652

ELECTRONICS – 0.84%
Agilent Technologies Inc.(a)	79,340	2,479,375
American Science and Engineering Inc.	2,095	127,900
Amphenol Corp. Class A	40,188	1,638,465
Analogic Corp.	2,847	129,282
Arrow Electronics Inc.(a)	26,383	732,920
Avnet Inc.(a)	34,880	909,670
AVX Corp.	10,963	130,131
Badger Meter Inc.(b)	3,426	99,114
Bel Fuse Inc. Class B	2,397	37,369
Benchmark Electronics Inc.(a)(b)	13,813	179,707
Brady Corp. Class A	10,883	287,638
Checkpoint Systems Inc.(a)(b)	9,130	123,985
Coherent Inc.(a)	5,711	245,345
CTS Corp.	7,809	63,487
Cubic Corp.	3,591	140,300
Cymer Inc.(a)(b)	6,933	257,769
Daktronics Inc.	7,873	67,550
DDi Corp.	3,433	24,855
Dolby Laboratories Inc. Class A(a)(b)	12,157	333,588
Electro Scientific Industries Inc.(a)(b)	5,139	61,103
FARO Technologies Inc.(a)(b)	3,710	117,050
FEI Co.(a)(b)	8,781	263,079
FLIR Systems Inc.	36,374	911,169
Fluidigm Corp.(a)(b)	1,458	20,310
Garmin Ltd.(b)	24,472	777,475
Gentex Corp.	32,604	784,126
Identive Group Inc.(a)(b)	8,798	17,508
II-VI Inc.(a)(b)	11,887	208,022
Itron Inc.(a)	9,220	271,990
Jabil Circuit Inc.	43,828	779,700
Kemet Corp.(a)	10,052	71,872
LeCroy Corp.(a)(b)	3,723	29,412
Measurement Specialties Inc.(a)(b)	3,404	88,368
Methode Electronics Inc.	8,410	62,486
Mettler-Toledo International Inc.(a)(b)	7,322	1,024,787
Multi-Fineline Electronix Inc.(a)	2,046	40,797
National Instruments Corp.	20,739	474,094
NVE Corp.(a)(b)	1,080	65,513
OSI Systems Inc.(a)(b)	4,334	145,276
OYO Geospace Corp.(a)	984	55,389
Park Electrochemical Corp.	4,704	100,524
PerkinElmer Inc.	25,737	494,408
Plexus Corp.(a)(b)	8,114	183,539
Pulse Electronics Corp.	9,478	27,107
Rofin-Sinar Technologies Inc.(a)(b)	6,459	124,013
Rogers Corp.(a)(b)	3,612	141,338
Sanmina-SCI Corp.(a)	18,311	122,317
SRS Labs Inc.(a)	2,739	19,611
Stoneridge Inc.(a)(b)	6,018	31,414
Taser International Inc.(a)(b)	13,792	59,444

Security	Shares	Value
Thermo Fisher Scientific Inc.(a)	87,351	$4,423,455
Thomas & Betts Corp.(a)	11,977	478,002
Trimble Navigation Ltd.(a)	27,933	937,152
TTM Technologies Inc.(a)(b)	11,829	112,494
Viasystems Group Inc.(a)(b)	655	11,521
Vishay Intertechnology Inc.(a)	32,817	274,350
Vishay Precision Group Inc.(a)(b)	2,792	36,799
Waters Corp.(a)(b)	20,871	1,575,552
Watts Water Technologies Inc. Class A	6,847	182,473
Woodward Inc.	14,062	385,299
X-Rite Inc.(a)(b)	6,003	22,391
Zagg Inc.(a)(b)	5,044	50,036
Zygo Corp.(a)(b)	3,612	41,755

		24,112,970

ENERGY - ALTERNATE SOURCES – 0.06%
Amyris Inc.(a)(b)	4,021	81,385
Clean Energy Fuels Corp.(a)(b)	11,274	125,367
Covanta Holding Corp.	27,696	420,702
Ener1 Inc.(a)(b)	16,625	2,277
First Solar Inc.(a)(b)	13,562	857,254
FuelCell Energy Inc.(a)(b)	28,270	23,744
FutureFuel Corp.	4,250	44,200
Gevo Inc.(a)	1,363	7,592
Green Plains Renewable Energy Inc.(a)(b)	4,703	43,879
Headwaters Inc.(a)	13,834	19,921
KiOR Inc. Class A(a)	2,459	51,000
Solazyme Inc.(a)	2,498	24,006
Syntroleum Corp.(a)(b)	19,835	17,060

		1,718,387

ENGINEERING & CONSTRUCTION – 0.25%
AECOM Technology Corp.(a)(b)	27,242	481,366
Argan Inc.(a)(b)	1,790	18,222
Chicago Bridge & Iron Co. NV	22,819	653,308
Dycom Industries Inc.(a)(b)	8,004	122,461
EMCOR Group Inc.(a)(b)	15,323	311,517
Fluor Corp.	39,750	1,850,363
Granite Construction Inc.	8,786	164,913
Insituform Technologies Inc. Class A(a)(b)	8,973	103,907
Jacobs Engineering Group Inc.(a)	28,886	932,729
KBR Inc.	34,523	815,779
Layne Christensen Co.(a)(b)	4,463	103,095
McDermott International Inc.(a)	53,595	576,682
Mistras Group Inc.(a)	3,351	58,844
MYR Group Inc.(a)	4,572	80,650
Orion Marine Group Inc.(a)(b)	6,141	35,434
Shaw Group Inc. (The)(a)	16,531	359,384
Sterling Construction Co. Inc.(a)(b)	3,737	41,742
Tutor Perini Corp.	7,091	81,476
URS Corp.(a)	17,897	530,825
VSE Corp.	938	24,275

		7,346,972

ENTERTAINMENT – 0.16%
Ascent Media Corp. Class A(a)(b)	3,280	128,970
Bally Technologies Inc.(a)	9,889	266,805
Churchill Downs Inc.	2,850	111,236
Cinemark Holdings Inc.	21,251	401,219
DreamWorks Animation SKG Inc. Class A(a)(b)	16,214	294,771

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
International Game Technology	68,312	$992,573
International Speedway Corp. Class A	6,705	153,142
Isle of Capri Casinos Inc.(a)(b)	4,634	22,429
Lions Gate Entertainment Corp.(a)(b)	10,257	70,773
Madison Square Garden Inc. Class A(a)	13,689	312,109
National CineMedia Inc.	12,500	181,375
Penn National Gaming Inc.(a)	15,487	515,562
Pinnacle Entertainment Inc.(a)(b)	14,079	127,837
Regal Entertainment Group Class A	18,388	215,875
Scientific Games Corp. Class A(a)	13,229	94,191
Shuffle Master Inc.(a)	12,286	103,325
Six Flags Entertainment Corp.	9,538	264,393
Speedway Motorsports Inc.(b)	2,683	32,411
Steinway Musical Instruments Inc.(a)(b)	1,506	32,469
Vail Resorts Inc.	8,243	311,503

		4,632,968

ENVIRONMENTAL CONTROL – 0.38%
Calgon Carbon Corp.(a)(b)	12,849	187,210
Casella Waste Systems Inc. Class A(a)	5,767	30,335
Clean Harbors Inc.(a)(b)	10,705	549,167
Darling International Inc.(a)(b)	26,770	337,034
Energy Recovery Inc.(a)(b)	10,411	31,337
EnergySolutions Inc.(a)	18,154	64,084
Fuel Tech Inc.(a)	4,154	24,176
Heritage-Crystal Clean Inc.(a)	1,071	19,449
Met-Pro Corp.	3,338	28,640
Metalico Inc.(a)(b)	9,139	35,642
Mine Safety Appliances Co.	6,148	165,750
Nalco Holding Co.	31,598	1,105,298
Rentech Inc.(a)(b)	49,763	38,825
Republic Services Inc.	73,174	2,053,263
Stericycle Inc.(a)(b)	19,552	1,578,238
Tetra Tech Inc.(a)(b)	14,146	265,096
TRC Companies Inc.(a)(b)	4,040	12,160
US Ecology Inc.	4,170	64,510
Waste Connections Inc.	25,855	874,416
Waste Management Inc.	108,081	3,519,117
WCA Waste Corp.(a)	3,818	16,188

		10,999,935

FOOD – 1.95%
Arden Group Inc. Class A	251	19,955
B&G Foods Inc. Class A	10,906	181,912
Cal-Maine Foods Inc.(b)	3,231	101,550
Calavo Growers Inc.	2,690	55,199
Campbell Soup Co.	40,407	1,307,975
Chefs’ Warehouse Holdings LLC(a)	2,357	27,718
Chiquita Brands International Inc.(a)	10,333	86,177
ConAgra Foods Inc.	93,240	2,258,273
Corn Products International Inc.	17,459	685,091
Dean Foods Co.(a)(b)	41,926	371,884
Diamond Foods Inc.(b)	5,014	400,067
Dole Food Co. Inc.(a)(b)	8,150	81,500
Flowers Foods Inc.	25,531	496,833
Fresh Del Monte Produce Inc.(b)	8,314	192,885
Fresh Market Inc. (The)(a)(b)	6,453	246,246
General Mills Inc.	145,502	5,597,462
H.J. Heinz Co.	73,350	3,702,708
Hain Celestial Group Inc.(a)(b)	8,219	251,090
Hershey Co. (The)	34,664	2,053,495

Security	Shares	Value
Hormel Foods Corp.	31,240	$844,105
Imperial Sugar Co.	2,780	17,903
Ingles Markets Inc. Class A	2,859	40,712
J&J Snack Foods Corp.	3,257	156,499
J.M. Smucker Co. (The)	26,456	1,928,378
Kellogg Co.	56,081	2,982,948
Kraft Foods Inc. Class A	376,594	12,646,027
Kroger Co. (The)	138,238	3,035,706
Lifeway Foods Inc.(a)(b)	1,038	11,075
M&F Worldwide Corp.(a)(b)	2,415	59,457
McCormick & Co. Inc. NVS	30,177	1,392,970
Nash-Finch Co.	2,750	74,058
Pilgrim’s Pride Corp.(a)(b)	11,507	49,135
Ralcorp Holdings Inc.(a)	12,539	961,867
Ruddick Corp.	11,242	438,326
Safeway Inc.	80,649	1,341,193
Sanderson Farms Inc.(b)	5,041	239,448
Sara Lee Corp.	133,421	2,181,433
Seaboard Corp.	72	129,743
Seneca Foods Corp. Class A(a)(b)	2,091	41,402
Smart Balance Inc.(a)	13,542	79,898
Smithfield Foods Inc.(a)	37,784	736,788
Snyders-Lance Inc.	10,852	226,264
Spartan Stores Inc.	5,139	79,552
SUPERVALU Inc.	48,583	323,563
Sysco Corp.	132,988	3,444,389
Tootsie Roll Industries Inc.(b)	5,403	130,320
TreeHouse Foods Inc.(a)(b)	8,117	501,955
Tyson Foods Inc. Class A	68,549	1,190,011
United Natural Foods Inc.(a)(b)	11,065	409,848
Village Super Market Inc. Class A	1,428	34,186
Weis Markets Inc.	2,505	92,835
Whole Foods Market Inc.	35,257	2,302,635
Winn-Dixie Stores Inc.(a)(b)	12,705	75,214

		56,317,863

FOREST PRODUCTS & PAPER – 0.39%
Boise Inc.	23,711	122,586
Buckeye Technologies Inc.	9,045	218,075
Clearwater Paper Corp.(a)	5,240	178,055
Deltic Timber Corp.	2,459	146,753
Domtar Corp.	9,339	636,640
International Paper Co.	99,689	2,317,769
KapStone Paper and Packaging Corp.(a)	8,881	123,357
Louisiana-Pacific Corp.(a)(b)	30,068	153,347
MeadWestvaco Corp.	38,652	949,293
Neenah Paper Inc.	3,396	48,155
P.H. Glatfelter Co.	10,471	138,322
Plum Creek Timber Co. Inc.(b)	36,882	1,280,174
Potlatch Corp.(b)	9,127	287,683
Rayonier Inc.	27,721	1,019,856
Rock-Tenn Co. Class A	15,764	767,392
Schweitzer-Mauduit International Inc.	3,676	205,378
Temple-Inland Inc.	24,742	776,157
Verso Paper Corp.(a)(b)	3,347	5,589
Wausau Paper Corp.	11,188	71,491
Weyerhaeuser Co.	122,838	1,910,131
Xerium Technologies Inc.(a)(b)	2,506	26,238

		11,382,441

10

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value

GAS – 0.44%
AGL Resources Inc.	17,819	$725,946
Atmos Energy Corp.	20,580	667,821
Chesapeake Utilities Corp.	2,183	87,560
Energen Corp.	16,466	673,295
Laclede Group Inc. (The)	5,100	197,625
National Fuel Gas Co.	18,835	916,888
New Jersey Resources Corp.	9,468	403,053
Nicor Inc.	10,359	569,849
NiSource Inc.	63,676	1,361,393
Northwest Natural Gas Co.	6,120	269,892
Piedmont Natural Gas Co.	16,415	474,229
Sempra Energy	54,585	2,811,127
South Jersey Industries Inc.	6,805	338,549
Southern Union Co.	28,405	1,152,391
Southwest Gas Corp.	10,496	379,640
UGI Corp.	25,413	667,600
Vectren Corp.	18,691	506,152
WGL Holdings Inc.	11,646	455,009

		12,658,019

HAND & MACHINE TOOLS – 0.15%
Franklin Electric Co. Inc.	5,348	194,026
Kennametal Inc.	18,689	611,878
Lincoln Electric Holdings Inc.	19,269	558,994
Regal Beloit Corp.	8,840	401,159
Snap-on Inc.	13,241	587,900
Stanley Black & Decker Inc.	38,344	1,882,690

		4,236,647

HEALTH CARE – PRODUCTS – 3.56%
Abaxis Inc.(a)(b)	5,124	117,391
ABIOMED Inc.(a)(b)	7,197	79,383
Accuray Inc.(a)(b)	15,555	62,531
Alere Inc.(a)	19,575	384,649
Align Technology Inc.(a)	14,081	213,609
Alphatec Holdings Inc.(a)(b)	12,262	25,873
AngioDynamics Inc.(a)(b)	5,692	74,793
Arthrocare Corp.(a)(b)	6,190	178,086
AtriCure Inc.(a)(b)	3,203	31,197
Atrion Corp.	362	75,075
Bacterin International Holdings Inc.(a)(b)	5,079	10,158
Baxter International Inc.	129,995	7,297,919
Becton, Dickinson and Co.	49,858	3,655,589
BG Medicine Inc.(a)	1,746	6,198
BIOLASE Technology Inc.(a)(b)	7,432	22,296
Boston Scientific Corp.(a)	348,511	2,059,700
Bruker Corp.(a)(b)	19,229	260,168
C.R. Bard Inc.	19,508	1,707,730
Caliper Life Sciences Inc.(a)	10,724	112,280
Cantel Medical Corp.	2,985	63,043
CardioNet Inc.(a)(b)	5,533	16,599
Cardiovascular Systems Inc.(a)	3,327	37,895
CareFusion Corp.(a)	50,891	1,218,839
Cepheid Inc.(a)(b)	14,121	548,318
Cerus Corp.(a)(b)	10,840	22,981
Columbia Laboratories Inc.(a)(b)	16,166	31,524
Conceptus Inc.(a)(b)	7,090	74,232
CONMED Corp.(a)(b)	6,427	147,885
Cooper Companies Inc. (The)	10,526	833,133

Security	Shares	Value
Covidien PLC	112,985	$4,982,638
Cyberonics Inc.(a)	6,422	181,743
Cynosure Inc. Class A(a)(b)	2,210	22,299
Delcath Systems Inc.(a)(b)	10,863	36,282
DENTSPLY International Inc.	32,066	984,106
DexCom Inc.(a)	15,259	183,108
Edwards Lifesciences Corp.(a)	26,160	1,864,685
Endologix Inc.(a)	11,132	111,765
Exactech Inc.(a)(b)	1,928	27,146
Female Health Co. (The)(b)	4,205	17,156
Gen-Probe Inc.(a)	10,923	625,342
Haemonetics Corp.(a)(b)	5,835	341,231
Hanger Orthopedic Group Inc.(a)(b)	7,625	144,036
Hansen Medical Inc.(a)(b)	10,651	35,361
HeartWare International Inc.(a)(b)	2,729	175,775
Henry Schein Inc.(a)	21,012	1,302,954
Hill-Rom Holdings Inc.	14,443	433,579
Hologic Inc.(a)	59,574	906,121
ICU Medical Inc.(a)(b)	2,759	101,531
IDEXX Laboratories Inc.(a)	13,063	900,955
Insulet Corp.(a)(b)	10,454	159,528
Intuitive Surgical Inc.(a)	8,956	3,262,492
Invacare Corp.	6,533	150,520
IRIS International Inc.(a)(b)	4,056	36,382
Johnson & Johnson	624,715	39,800,593
Kensey Nash Corp.(a)(b)	1,935	47,407
Kinetic Concepts Inc.(a)	14,588	961,203
Luminex Corp.(a)(b)	8,599	190,640
MAKO Surgical Corp.(a)(b)	7,333	250,935
Masimo Corp.	11,924	258,155
Medical Action Industries Inc.(a)(b)	3,719	18,781
MEDTOX Scientific Inc.	1,723	22,554
Medtronic Inc.	243,901	8,107,269
Merge Healthcare Inc.(a)	11,817	71,966
Meridian Bioscience Inc.	9,342	147,043
Merit Medical Systems Inc.(a)(b)	9,508	124,935
Metabolix Inc.(a)(b)	7,745	33,923
Microvision Inc.(a)(b)	23,917	16,266
Natus Medical Inc.(a)(b)	6,607	62,833
Neoprobe Corp.(a)(b)	21,413	63,382
NuVasive Inc.(a)(b)	9,136	155,952
NxStage Medical Inc.(a)	10,158	211,896
OraSure Technologies Inc.(a)(b)	10,614	84,487
Orthofix International NV(a)(b)	4,113	141,940
Palomar Medical Technologies Inc.(a)(b)	4,324	34,073
Patterson Companies Inc.	23,502	672,862
PSS World Medical Inc.(a)(b)	12,591	247,917
Quidel Corp.(a)(b)	6,469	105,898
ResMed Inc.(a)	34,832	1,002,813
Rockwell Medical Technologies Inc.(a)(b)	3,644	29,735
Sirona Dental Systems Inc.(a)	12,734	540,049
Solta Medical Inc.(a)(b)	13,787	17,234
SonoSite Inc.(a)(b)	3,106	94,236
Spectranetics Corp.(a)(b)	7,591	54,200
St. Jude Medical Inc.	74,966	2,713,020
Staar Surgical Co.(a)(b)	8,077	63,001
Stereotaxis Inc.(a)(b)	10,042	11,147
Steris Corp.	13,457	393,886
Stryker Corp.	71,455	3,367,674
SurModics Inc.(a)(b)	3,470	31,577
Symmetry Medical Inc.(a)(b)	8,285	63,960
Synergetics USA Inc.(a)(b)	5,064	27,295
Synovis Life Technologies Inc.(a)(b)	2,607	43,537

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
TECHNE Corp.	8,473	$576,249
Thoratec Corp.(a)	13,084	427,062
Tornier NV(a)(b)	2,403	49,237
Unilife Corp.(a)(b)	12,929	54,302
Uroplasty Inc.(a)(b)	4,690	22,747
Varian Medical Systems Inc.(a)(b)	26,691	1,392,203
Vascular Solutions Inc.(a)(b)	3,844	44,014
Volcano Corp.(a)(b)	11,851	351,145
West Pharmaceutical Services Inc.	7,607	282,220
Wright Medical Group Inc.(a)(b)	8,888	158,917
Young Innovations Inc.	1,273	36,281
Zimmer Holdings Inc.(a)	43,768	2,341,588
Zoll Medical Corp.(a)(b)	4,991	188,360

		102,566,408

HEALTH CARE – SERVICES – 1.32%
Aetna Inc.	86,497	3,144,166
Air Methods Corp.(a)	2,577	164,078
Alliance Healthcare Services Inc.(a)(b)	5,558	6,336
Almost Family Inc.(a)	1,867	31,048
Amedisys Inc.(a)	6,711	99,457
American Dental Partners Inc.(a)(b)	3,508	33,887
AMERIGROUP Corp.(a)	10,025	391,075
AmSurg Corp.(a)(b)	7,106	159,885
Assisted Living Concepts Inc. Class A	4,441	56,267
Bio-Reference Laboratories Inc.(a)(b)	5,577	102,673
Brookdale Senior Living Inc.(a)	22,336	280,093
Capital Senior Living Corp.(a)(b)	6,260	38,624
Centene Corp.(a)(b)	11,447	328,185
Community Health Systems Inc.(a)	21,722	361,454
Continucare Corp.(a)	6,749	43,059
Covance Inc.(a)	13,809	627,619
Coventry Health Care Inc.(a)	33,763	972,712
DaVita Inc.(a)	21,750	1,363,072
Emeritus Corp.(a)(b)	6,949	97,981
Ensign Group Inc. (The)	3,702	85,553
Five Star Quality Care Inc.(a)	9,478	23,695
Gentiva Health Services Inc.(a)(b)	6,955	38,392
HCA Holdings Inc.(a)	30,154	607,905
Health Management Associates Inc. Class A(a)(b)	57,868	400,447
Health Net Inc.(a)	20,660	489,849
HealthSouth Corp.(a)	21,758	324,847
Healthways Inc.(a)(b)	7,727	75,956
Humana Inc.	38,386	2,791,814
IPC The Hospitalist Co. Inc.(a)(b)	3,776	134,765
Kindred Healthcare Inc.(a)(b)	11,830	101,975
Laboratory Corp. of America Holdings(a)	22,858	1,806,925
LHC Group Inc.(a)(b)	3,586	61,177
LifePoint Hospitals Inc.(a)	12,009	440,010
Lincare Holdings Inc.	21,650	487,125
Magellan Health Services Inc.(a)(b)	7,345	354,763
MEDNAX Inc.(a)(b)	10,961	686,597
Metropolitan Health Networks Inc.(a)(b)	9,354	42,467
Molina Healthcare Inc.(a)	6,375	98,430
National Healthcare Corp.	2,336	75,453
Neostem Inc.(a)(b)	12,466	8,103
Quest Diagnostics Inc.	35,894	1,771,728
RadNet Inc.(a)(b)	6,936	16,924
Select Medical Holdings Corp.(a)	10,183	67,921
Skilled Healthcare Group Inc. Class A(a)(b)	4,402	15,891
Sun Healthcare Group Inc.(a)	5,718	15,439
Sunrise Senior Living Inc.(a)(b)	13,054	60,440

Security	Shares	Value
Tenet Healthcare Corp.(a)	105,192	$434,443
Triple-S Management Corp. Class B(a)(b)	4,491	75,224
U.S. Physical Therapy Inc.	2,682	49,671
UnitedHealth Group Inc.	246,924	11,388,135
Universal Health Services Inc. Class B	20,636	701,624
Vanguard Health Systems Inc.(a)	6,949	70,602
WellCare Health Plans Inc.(a)(b)	9,731	369,583
WellPoint Inc.	83,681	5,462,696

		37,938,240

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Harbinger Group Inc.(a)(b)	2,049	10,388
Heckmann Corp.(a)(b)	21,011	111,148
Horizon Pharma Inc.	1,252	8,752
Leucadia National Corp.	45,009	1,020,804
Primoris Services Corp.	6,072	63,513

		1,214,605

HOME BUILDERS – 0.12%
Beazer Homes USA Inc.(a)(b)	17,331	26,170
Cavco Industries Inc.(a)(b)	1,556	53,589
D.R. Horton Inc.	63,698	575,830
Hovnanian Enterprises Inc. Class A(a)(b)	13,931	16,996
KB Home	17,526	102,702
Lennar Corp. Class A	36,611	495,713
M.D.C. Holdings Inc.	8,535	144,583
M/I Homes Inc.(a)	4,258	25,591
Meritage Homes Corp.(a)	6,350	96,139
NVR Inc.(a)	1,271	767,659
Pulte Group Inc.(a)	78,189	308,846
Ryland Group Inc.	10,103	107,597
Skyline Corp.(b)	1,559	14,888
Standard-Pacific Corp.(a)(b)	24,166	59,690
Thor Industries Inc.	10,067	222,984
Toll Brothers Inc.(a)	33,520	483,694
Winnebago Industries Inc.(a)(b)	6,633	45,900

		3,548,571

HOME FURNISHINGS – 0.10%
American Woodmark Corp.	2,123	25,710
Audiovox Corp. Class A(a)(b)	4,111	22,569
DTS Inc.(a)	3,969	98,550
Ethan Allen Interiors Inc.	5,484	74,637
Furniture Brands International Inc.(a)(b)	9,539	19,650
Harman International Industries Inc.	15,971	456,451
Kimball International Inc. Class B	7,122	34,613
La-Z-Boy Inc.(a)(b)	11,807	87,490
Sealy Corp.(a)(b)	11,249	16,649
Skullcandy Inc.(a)	2,193	30,987
Tempur-Pedic International Inc.(a)	15,593	820,348
TiVo Inc.(a)	27,355	255,496
Universal Electronics Inc.(a)(b)	3,418	56,021
Whirlpool Corp.	17,364	866,637

		2,865,808

HOUSEHOLD PRODUCTS & WARES – 0.56%
A.T. Cross Co. Class A(a)(b)	2,189	24,692
ACCO Brands Corp.(a)(b)	12,534	59,787
American Greetings Corp. Class A	9,204	170,274

12

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Avery Dennison Corp.	24,328	$610,146
Blyth Inc.	1,173	65,043
Central Garden & Pet Co. Class A(a)(b)	10,764	76,209
Church & Dwight Co. Inc.	32,559	1,439,108
Clorox Co. (The)	30,410	2,017,095
CSS Industries Inc.	1,841	30,708
Ennis Inc.	5,928	77,420
Fortune Brands Inc.	35,161	1,901,507
Fossil Inc.(a)(b)	11,919	966,154
Helen of Troy Ltd.(a)(b)	6,993	175,664
Jarden Corp.	20,902	590,690
Kimberly-Clark Corp.	89,541	6,358,306
Oil-Dri Corp. of America	1,126	20,921
Prestige Brands Holdings Inc.(a)(b)	11,433	103,469
Scotts Miracle-Gro Co. (The) Class A	10,388	463,305
Spectrum Brands Holdings Inc.(a)	3,791	89,543
Summer Infant Inc.(a)(b)	3,045	20,097
Tupperware Brands Corp.	14,217	764,022
WD-40 Co.	3,896	155,217

		16,179,377

HOUSEWARES – 0.05%
Libbey Inc.(a)(b)	4,507	47,504
Lifetime Brands Inc.	2,100	20,244
National Presto Industries Inc.(b)	1,113	96,731
Newell Rubbermaid Inc.	66,499	789,343
Toro Co. (The)	7,104	350,014

		1,303,836

INSURANCE – 3.75%
ACE Ltd.	76,899	4,660,079
Aflac Inc.	106,600	3,725,670
Alleghany Corp.(a)	1,502	433,327
Allied World Assurance Co. Holdings Ltd.	8,673	465,827
Allstate Corp. (The)	119,210	2,824,085
Alterra Capital Holdings Ltd.	20,761	393,836
American Equity Investment Life Holding Co.	13,543	118,501
American Financial Group Inc.	18,363	570,538
American International Group Inc.(a)	100,773	2,211,967
American National Insurance Co.	1,567	108,515
American Safety Insurance Holdings Ltd.(a)(b)	2,382	43,829
Amerisafe Inc.(a)	4,189	77,119
AmTrust Financial Services Inc.	5,473	121,829
Aon Corp.	75,340	3,162,773
Arch Capital Group Ltd.(a)	30,059	982,178
Argo Group International Holdings Ltd.(b)	6,238	176,972
Arthur J. Gallagher & Co.	25,168	661,918
Aspen Insurance Holdings Ltd.	16,084	370,575
Assurant Inc.	21,973	786,633
Assured Guaranty Ltd.	42,113	462,822
Axis Capital Holdings Ltd.	29,448	763,881
Baldwin & Lyons Inc. Class B	1,898	40,560
Berkshire Hathaway Inc. Class B(a)	398,953	28,341,621
Brown & Brown Inc.	26,564	472,839
Chubb Corp. (The)	66,676	3,999,893
CIGNA Corp.	61,685	2,587,069
Cincinnati Financial Corp.	33,396	879,317
Citizens Inc.(a)(b)	8,626	55,293
CNA Financial Corp.	6,065	136,281
CNO Financial Group Inc.(a)	50,847	275,082
Crawford & Co. Class B	5,869	31,458

Security	Shares	Value
Delphi Financial Group Inc. Class A	10,955	$235,752
Donegal Group Inc. Class A	1,759	21,178
eHealth Inc.(a)(b)	4,874	66,579
EMC Insurance Group Inc.	1,041	19,154
Employers Holdings Inc.	8,461	107,962
Endurance Specialty Holdings Ltd.	9,224	315,000
Enstar Group Ltd.(a)	1,572	149,702
Erie Indemnity Co. Class A	6,322	450,000
Everest Re Group Ltd.	10,454	829,839
FBL Financial Group Inc. Class A	2,909	77,438
Fidelity National Financial Inc. Class A	50,825	771,523
First American Financial Corp.	24,100	308,480
Flagstone Reinsurance Holdings SA(b)	11,926	92,426
Fortegra Financial Corp.(a)	1,368	7,182
FPIC Insurance Group Inc.(a)(b)	1,892	79,161
Genworth Financial Inc. Class A(a)	112,046	643,144
Global Indemnity PLC(a)	3,090	52,777
Greenlight Capital Re Ltd. Class A(a)	6,367	132,052
Hallmark Financial Services Inc.(a)(b)	2,742	20,209
Hanover Insurance Group Inc. (The)	10,406	369,413
Harleysville Group Inc.	2,768	162,924
Hartford Financial Services Group Inc. (The)	101,583	1,639,550
HCC Insurance Holdings Inc.	25,882	700,108
Horace Mann Educators Corp.	9,061	103,386
Independence Holding Co.	1,676	12,151
Infinity Property and Casualty Corp.	2,861	150,145
Kansas City Life Insurance Co.	970	29,944
Kemper Corp.	11,465	274,701
Lincoln National Corp.	71,398	1,115,951
Loews Corp.	72,236	2,495,754
Maiden Holdings Ltd.	11,492	84,926
Markel Corp.(a)(b)	2,215	791,043
Marsh & McLennan Companies Inc.	125,012	3,317,818
MBIA Inc.(a)(b)	33,561	243,988
Meadowbrook Insurance Group Inc.	12,119	107,980
Mercury General Corp.	6,068	232,708
MetLife Inc.	187,191	5,243,220
MGIC Investment Corp.(a)	42,683	79,817
Montpelier Re Holdings Ltd.	14,152	250,207
National Interstate Corp.	1,570	34,509
National Western Life Insurance Co. Class A	511	69,241
Navigators Group Inc. (The)(a)(b)	2,659	114,869
Old Republic International Corp.	59,159	527,698
OneBeacon Insurance Group Ltd.(b)	5,051	68,896
PartnerRe Ltd.	15,422	806,108
Phoenix Companies Inc. (The)(a)(b)	26,521	32,356
Platinum Underwriters Holdings Ltd.	8,465	260,299
PMI Group Inc. (The)(a)(b)	34,655	6,931
Presidential Life Corp.	4,939	40,599
Primerica Inc.	7,736	166,788
Primus Guaranty Ltd.(a)(b)	5,739	30,245
Principal Financial Group Inc.	73,303	1,661,779
ProAssurance Corp.(b)	6,989	503,348
Progressive Corp. (The)	149,492	2,654,978
Protective Life Corp.	19,644	307,036
Prudential Financial Inc.	110,778	5,191,057
Radian Group Inc.	30,281	66,315
Reinsurance Group of America Inc.	16,837	773,660
RenaissanceRe Holdings Ltd.	11,785	751,883
RLI Corp.	4,144	263,476
Safety Insurance Group Inc.	2,858	108,118
SeaBright Insurance Holdings Inc.	4,545	32,724
Selective Insurance Group Inc.	12,283	160,293

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
StanCorp Financial Group Inc.	10,370	$285,901
State Auto Financial Corp.	3,333	43,829
Stewart Information Services Corp.	4,143	36,624
Symetra Financial Corp.	15,376	125,314
Torchmark Corp.	23,937	834,444
Tower Group Inc.	8,394	191,887
Transatlantic Holdings Inc.	14,234	690,634
Travelers Companies Inc. (The)	95,468	4,652,156
United Fire & Casualty Co.	4,907	86,805
Universal American Corp.	7,332	73,760
Universal Insurance Holdings Inc.	4,267	16,428
Unum Group	70,101	1,469,317
Validus Holdings Ltd.	17,643	439,664
W.R. Berkley Corp.	26,018	772,474
White Mountains Insurance Group Ltd.	1,566	635,404
XL Group PLC	70,472	1,324,874

		108,040,300

INTERNET – 2.97%
1-800-FLOWERS.COM Inc.(a)(b)	5,916	13,725
AboveNet Inc.	5,319	285,098
Active Network Inc. (The)(a)(b)	2,791	41,167
Akamai Technologies Inc.(a)	42,531	845,516
Amazon.com Inc.(a)	82,830	17,910,331
Ancestry.com Inc.(a)(b)	7,270	170,845
AOL Inc.(a)(b)	24,486	293,832
Archipelago Learning Inc.(a)(b)	2,961	24,872
Ariba Inc.(a)(b)	21,971	608,816
Bankrate Inc.(a)	5,236	79,640
Blue Coat Systems Inc.(a)	9,884	137,190
Blue Nile Inc.(a)(b)	2,913	102,771
Boingo Wireless Inc.(a)	1,321	9,445
BroadSoft Inc.(a)	5,131	155,726
Cogent Communications Group Inc.(a)	10,456	140,633
comScore Inc.(a)	7,242	122,173
Constant Contact Inc.(a)(b)	6,709	115,999
DealerTrack Holdings Inc.(a)	9,358	146,640
Dice Holdings Inc.(a)	11,024	86,208
Digital River Inc.(a)	8,996	186,487
EarthLink Inc.	25,028	163,433
eBay Inc.(a)	262,675	7,746,286
ePlus Inc.(a)(b)	876	21,611
Equinix Inc.(a)	10,670	947,816
eResearchTechnology Inc.(a)(b)	11,164	49,791
Expedia Inc.	44,208	1,138,356
F5 Networks Inc.(a)	18,474	1,312,578
FriendFinder Networks Inc.(a)	1,258	2,315
Global Sources Ltd.(a)(b)	2,592	17,548
Google Inc. Class A(a)	57,358	29,503,808
HealthStream Inc.(a)	3,492	44,802
HomeAway Inc.(a)	1,986	66,769
IAC/InterActiveCorp(a)	17,321	685,046
ICG Group Inc.(a)	8,442	77,751
InfoSpace Inc.(a)(b)	8,431	70,483
interCLICK Inc.(a)	4,654	25,830
Internap Network Services Corp.(a)(b)	11,895	58,523
IntraLinks Holdings Inc.(a)	7,260	54,523
j2 Global Communications Inc.(b)	10,546	283,687
Keynote Systems Inc.	3,181	67,215
KIT Digital Inc.(a)(b)	8,802	73,937
Liberty Media Corp. - Liberty Interactive Group Series A(a)	137,095	2,024,893
LinkedIn Corp.(a)(b)	2,066	161,313

Security	Shares	Value
Lionbridge Technologies Inc.(a)	14,007	$34,457
Liquidity Services Inc.(a)(b)	4,275	137,099
LoopNet Inc.(a)	3,764	64,477
ModusLink Global Solutions Inc.	9,974	34,809
Move Inc.(a)(b)	36,112	52,362
Netflix Inc.(a)(b)	11,962	1,353,620
NIC Inc.	14,557	166,678
NutriSystem Inc.	6,129	74,222
OpenTable Inc.(a)(b)	5,391	248,040
Openwave Systems Inc.(a)	19,376	30,227
Orbitz Worldwide Inc.(a)(b)	4,747	10,301
Overstock.com Inc.(a)(b)	2,633	24,408
Pandora Media Inc.(a)	3,694	54,117
Perficient Inc.(a)(b)	5,488	40,172
Priceline.com Inc.(a)	11,315	5,085,640
Quepasa Corp.(a)(b)	1,558	5,360
QuinStreet Inc.(a)(b)	6,261	64,801
Rackspace Hosting Inc.(a)	23,536	803,519
ReachLocal Inc.(a)(b)	2,278	24,762
RealNetworks Inc.	4,753	40,068
Responsys Inc.(a)	2,144	23,112
RightNow Technologies Inc.(a)(b)	5,673	187,493
S1 Corp.(a)(b)	12,155	111,461
Safeguard Scientifics Inc.(a)(b)	4,694	70,410
Sapient Corp.	24,801	251,482
Shutterfly Inc.(a)	6,769	278,747
Sourcefire Inc.(a)(b)	6,443	172,415
SPS Commerce Inc.(a)(b)	1,911	31,130
Stamps.com Inc.	2,416	49,383
Support.com Inc.(a)(b)	11,035	21,849
Symantec Corp.(a)	172,226	2,807,284
TechTarget Inc.(a)(b)	3,324	18,980
TeleCommunication Systems Inc.(a)(b)	10,548	36,391
TIBCO Software Inc.(a)	37,891	848,379
Towerstream Corp.(a)	9,549	24,445
Travelzoo Inc.(a)(b)	1,247	27,422
United Online Inc.	20,156	105,416
US Auto Parts Network Inc.(a)	3,365	17,061
ValueClick Inc.(a)(b)	17,880	278,213
Vasco Data Security International Inc.(a)	6,145	31,401
VeriSign Inc.	38,374	1,097,880
Vocus Inc.(a)(b)	4,016	67,308
Web.com Group Inc.(a)(b)	6,621	46,215
WebMD Health Corp.(a)(b)	13,508	407,266
Websense Inc.(a)(b)	9,045	156,478
XO Group Inc.(a)(b)	7,178	58,644
Yahoo! Inc.(a)	296,966	3,908,073
Zix Corp.(a)(b)	15,092	40,296

		85,599,201

INVESTMENT COMPANIES – 0.11%
American Capital Ltd.(a)	80,286	547,551
Apollo Investment Corp.	44,833	337,144
Ares Capital Corp.	46,646	642,315
Arlington Asset Investment Corp. Class A	1,471	35,378
BlackRock Kelso Capital Corp.(c)	16,509	120,516
Capital Southwest Corp.	672	49,728
Fifth Street Finance Corp.	16,360	152,475
Gladstone Capital Corp.	4,797	32,907
Gladstone Investment Corp.	5,027	34,184
Golub Capital BDC Inc.	2,338	34,719
Harris & Harris Group Inc.(a)(b)	7,049	25,024

14

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Hercules Technology Growth Capital Inc.	9,975	$84,987
Kohlberg Capital Corp.	4,347	25,430
Main Street Capital Corp.(b)	4,568	81,128
MCG Capital Corp.	17,524	69,395
Medallion Financial Corp.	3,349	31,146
MVC Capital Inc.	5,450	57,062
New Mountain Finance Corp.	1,657	21,060
NGP Capital Resources Co.	4,928	32,229
PennantPark Investment Corp.	10,369	92,492
PennyMac Mortgage Investment Trust(c)	6,308	100,297
Prospect Capital Corp.(b)	25,045	210,628
Solar Capital Ltd.	8,308	167,240
Solar Senior Capital Ltd.	1,763	25,193
THL Credit Inc.	2,096	22,888
TICC Capital Corp.	7,327	59,862
Triangle Capital Corp.	5,033	76,602

		3,169,580

IRON & STEEL – 0.27%
AK Steel Holding Corp.	24,979	163,363
Allegheny Technologies Inc.	24,174	894,196
Carpenter Technology Corp.	10,067	451,908
Cliffs Natural Resources Inc.	33,307	1,704,319
Gibraltar Industries Inc.(a)(b)	6,917	56,166
Metals USA Holdings Corp.(a)	2,635	23,583
Nucor Corp.	72,068	2,280,232
Olympic Steel Inc.	2,071	35,083
Reliance Steel & Aluminum Co.	17,030	579,190
Schnitzer Steel Industries Inc. Class A	5,037	185,362
Shiloh Industries Inc.	1,194	10,710
Steel Dynamics Inc.	49,678	492,806
United States Steel Corp.	32,751	720,849
Universal Stainless & Alloy Products Inc.(a)(b)	1,619	41,155

		7,638,922

LEISURE TIME – 0.26%
Ambassadors Group Inc.	4,035	23,121
Arctic Cat Inc.(a)	2,767	40,094
Black Diamond Inc.(a)(b)	3,000	19,560
Brunswick Corp.	20,399	286,402
Callaway Golf Co.	14,654	75,761
Carnival Corp.	97,191	2,944,887
Harley-Davidson Inc.	53,891	1,850,078
Interval Leisure Group Inc.(a)(b)	9,160	122,011
Johnson Outdoors Inc. Class A(a)(b)	1,092	16,795
Life Time Fitness Inc.(a)(b)	9,681	356,745
Marine Products Corp.(a)(b)	2,330	7,969
Multimedia Games Holding Co. Inc.(a)(b)	6,117	24,713
Polaris Industries Inc.	14,750	737,057
Royal Caribbean Cruises Ltd.	30,833	667,226
Town Sports International Holdings Inc.(a)	4,652	33,773
WMS Industries Inc.(a)	13,146	231,238

		7,437,430

LODGING – 0.41%
Ameristar Casinos Inc.	7,319	117,470
Boyd Gaming Corp.(a)(b)	12,452	61,015
Choice Hotels International Inc.	6,528	194,012
Gaylord Entertainment Co.(a)	8,212	158,820
Hyatt Hotels Corp. Class A(a)	10,047	315,175

Security	Shares	Value
Las Vegas Sands Corp.(a)	89,388	$3,427,136
Marcus Corp.	4,637	46,138
Marriott International Inc. Class A	63,451	1,728,405
MGM Resorts International(a)	80,248	745,504
Monarch Casino & Resort Inc.(a)(b)	2,018	19,736
Morgans Hotel Group Co.(a)(b)	5,022	30,082
Orient-Express Hotels Ltd. Class A(a)	21,677	149,788
Red Lion Hotels Corp.(a)	3,341	22,418
Starwood Hotels & Resorts Worldwide Inc.	44,499	1,727,451
Wyndham Worldwide Corp.	38,716	1,103,793
Wynn Resorts Ltd.	18,065	2,078,920

		11,925,863

MACHINERY – 1.15%
AGCO Corp.(a)	21,597	746,608
Alamo Group Inc.	1,525	31,705
Albany International Corp. Class A	6,282	114,646
Altra Holdings Inc.(a)	6,110	70,693
Applied Industrial Technologies Inc.	9,618	261,225
Astec Industries Inc.(a)	4,530	132,638
Babcock & Wilcox Co. (The)(a)	26,822	524,370
Briggs & Stratton Corp.	11,466	154,906
Cascade Corp.	2,074	69,251
Caterpillar Inc.	146,930	10,849,311
CNH Global NV(a)	6,022	158,017
Cognex Corp.	9,411	255,132
Columbus McKinnon Corp.(a)(b)	4,378	47,983
Cummins Inc.	44,727	3,652,407
Deere & Co.	95,656	6,176,508
DXP Enterprises Inc.(a)	1,970	37,095
Flow International Corp.(a)(b)	10,762	23,784
Flowserve Corp.	12,717	941,058
Gardner Denver Inc.	11,898	756,118
Gerber Scientific Inc. Escrow(a)(d)	5,665	57
Global Power Equipment Group Inc.(a)(b)	3,581	83,330
Gorman-Rupp Co. (The)	3,461	85,452
Graco Inc.	13,851	472,873
Hurco Companies Inc.(a)	1,473	29,902
IDEX Corp.	18,860	587,678
Intermec Inc.(a)	13,520	88,150
Intevac Inc.(a)(b)	5,195	36,313
iRobot Corp.(a)(b)	5,398	135,814
Joy Global Inc.	23,865	1,488,699
Kadant Inc.(a)(b)	2,793	49,604
Lindsay Corp.	2,891	155,536
Manitowoc Co. Inc. (The)	30,233	202,863
Middleby Corp. (The)(a)	4,255	299,807
NACCO Industries Inc. Class A	1,338	84,829
Nordson Corp.	13,814	548,968
Park-Ohio Holdings Corp.(a)	1,892	22,723
Robbins & Myers Inc.	9,013	312,841
Rockwell Automation Inc.	32,917	1,843,352
Sauer-Danfoss Inc.(a)(b)	2,631	76,036
Tecumseh Products Co. Class A(a)(b)	4,207	30,669
Tennant Co.	4,354	154,001
Terex Corp.(a)	25,080	257,321
Twin Disc Inc.	1,919	51,180
Wabtec Corp.	10,996	581,358
Zebra Technologies Corp. Class A(a)	12,499	386,719

		33,069,530

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
MACHINERY – DIVERSIFIED – 0.01%
Chart Industries Inc.(a)(b)	6,679	$281,653

		281,653

MANUFACTURING – 3.40%
3M Co.	161,945	11,626,031
A.O. Smith Corp.	8,717	279,205
Actuant Corp. Class A	15,721	310,490
Acuity Brands Inc.	9,903	356,904
American Railcar Industries Inc.(a)	2,225	34,220
Ameron International Corp.	2,099	178,289
AptarGroup Inc.	15,306	683,719
AZZ Inc.	2,846	110,339
Barnes Group Inc.(b)	12,491	240,452
Blount International Inc.(a)(b)	11,071	147,909
Brink’s Co. (The)	10,593	246,923
Carlisle Companies Inc.	13,978	445,619
Ceradyne Inc.(a)(b)	5,674	152,574
CLARCOR Inc.	11,524	476,863
Colfax Corp.(a)(b)	5,580	113,051
Cooper Industries PLC	37,645	1,736,187
Crane Co.	11,148	397,872
Danaher Corp.	125,165	5,249,420
Donaldson Co. Inc.	17,380	952,424
Dover Corp.	42,553	1,982,970
Eastman Kodak Co.(a)(b)	60,143	46,918
Eaton Corp.	77,779	2,761,154
EnPro Industries Inc.(a)(b)	4,673	138,695
ESCO Technologies Inc.	6,052	154,326
Fabrinet(a)(b)	4,633	86,637
Federal Signal Corp.	14,123	62,424
FreightCar America Inc.(a)	2,721	39,210
General Electric Co.	2,417,016	36,835,324
GP Strategies Corp.(a)	3,365	33,616
Griffon Corp.(a)	10,857	88,810
Handy & Harman Ltd.(a)	1,341	13,531
Harsco Corp.	18,457	357,881
Hexcel Corp.(a)(b)	22,387	496,096
Honeywell International Inc.	179,367	7,876,005
Illinois Tool Works Inc.	101,661	4,229,098
Ingersoll-Rand PLC	75,520	2,121,357
ITT Corp.	41,997	1,763,874
Koppers Holdings Inc.	4,677	119,778
Lancaster Colony Corp.	4,249	259,231
Leggett & Platt Inc.	32,538	643,927
LSB Industries Inc.(a)	4,182	119,898
Lydall Inc.(a)	3,911	34,808
Matthews International Corp. Class A	6,719	206,676
Myers Industries Inc.	7,201	73,090
Pall Corp.	26,449	1,121,438
Parker Hannifin Corp.	36,978	2,334,421
Pentair Inc.	22,403	717,120
PMFG Inc.(a)(b)	4,000	63,080
Polypore International Inc.(a)(b)	8,924	504,384
Raven Industries Inc.	4,119	198,536
Roper Industries Inc.	21,841	1,505,063
Smith & Wesson Holding Corp.(a)(b)	13,711	34,552
SPX Corp.	11,657	528,179
Standex International Corp.	2,835	88,254
STR Holdings Inc.(a)(b)	6,875	55,756
Sturm, Ruger & Co. Inc.(b)	4,294	111,558

Security	Shares	Value
Teleflex Inc.	9,205	$494,953
Textron Inc.	63,008	1,111,461
Tredegar Corp.	5,424	80,438
Trinity Industries Inc.	18,265	391,054
Tyco International Ltd.	106,880	4,355,360

		97,979,432

MEDIA – 2.86%
A.H. Belo Corp. Class A	4,245	17,829
Acacia Research Corp.(a)(b)	9,781	352,018
AMC Networks Inc. Class A(a)	12,385	395,701
Belo Corp. Class A	21,066	103,013
Cablevision NY Group Class A	49,483	778,368
Cambium Learning Group Inc.(a)(b)	3,787	11,323
CBS Corp. Class B NVS	152,433	3,106,585
Central European Media Enterprises Ltd. Class A(a)(b)	8,342	65,151
Charter Communications Inc. Class A(a)	13,227	619,553
Comcast Corp. Class A	628,543	13,136,549
Courier Corp.	2,373	15,519
Crown Media Holdings Inc. Class A(a)(b)	7,932	11,343
Cumulus Media Inc. Class A(a)(b)	8,701	24,711
Demand Media Inc.(a)	1,786	14,288
DG FastChannel Inc.(a)(b)	6,231	105,615
DIRECTV Class A(a)	174,987	7,393,201
Discovery Communications Inc. Series A(a)	63,513	2,389,359
DISH Network Corp. Class A(a)	45,585	1,142,360
Dolan Co. (The)(a)(b)	6,909	62,112
E.W. Scripps Co. (The) Class A(a)(b)	7,750	54,250
Entercom Communications Corp.(a)(b)	5,494	28,843
Entravision Communications Corp. Class A(a)(b)	11,430	11,659
Fisher Communications Inc.(a)(b)	2,000	44,680
Gannett Co. Inc.	54,859	522,806
Gray Television Inc.(a)(b)	11,283	17,601
John Wiley & Sons Inc. Class A	10,646	472,895
Journal Communications Inc. Class A(a)(b)	9,819	29,162
Liberty Global Inc. Series A(a)	63,201	2,286,612
Liberty Media Corp. - Liberty Capital(a)	16,187	1,070,284
Liberty Media Corp. - Liberty Starz(a)	11,882	755,220
Lin TV Corp. Class A(a)	6,749	14,713
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	6,187	19,303
McClatchy Co. (The) Class A(a)(b)	13,124	17,586
McGraw-Hill Companies Inc. (The)	69,456	2,847,696
Meredith Corp.(b)	8,277	187,391
New York Times Co. (The) Class A(a)(b)	31,549	183,300
News Corp. Class A NVS	523,207	8,094,012
Nexstar Broadcasting Group Inc.(a)(b)	2,495	16,492
Nielsen Holdings NV(a)	18,431	480,680
Outdoor Channel Holdings Inc.(a)	3,273	18,722
Saga Communications Inc. Class A(a)(b)	821	24,228
Scholastic Corp.	6,044	169,413
Scripps Networks Interactive Inc. Class A	21,315	792,279
Sinclair Broadcast Group Inc. Class A	11,467	82,218
Sirius XM Radio Inc.(a)(b)	898,764	1,357,134
Thomson Reuters Corp.	85,763	2,319,032
Time Warner Cable Inc.	76,671	4,804,972
Time Warner Inc.	244,052	7,314,238
Value Line Inc.(b)	298	3,424
Viacom Inc. Class B NVS	133,357	5,166,250
Walt Disney Co. (The)	430,779	12,992,295
Washington Post Co. (The) Class B	1,141	373,073
Westwood One Inc.(a)(b)	1,138	4,131
World Wrestling Entertainment Inc. Class A(b)	6,196	55,206

		82,376,398

16

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value

METAL FABRICATE & HARDWARE – 0.28%
A.M. Castle & Co.(a)(b)	3,792	$41,484
Ampco-Pittsburgh Corp.	1,933	39,530
CIRCOR International Inc.	3,932	115,483
Commercial Metals Co.	26,491	251,929
Dynamic Materials Corp.	3,017	47,518
Haynes International Inc.	2,771	120,400
Kaydon Corp.	7,426	212,978
L.B. Foster Co. Class A	2,179	48,439
Lawson Products Inc.	796	10,762
Mueller Industries Inc.	8,670	334,575
Mueller Water Products Inc. Class A	35,372	87,722
NN Inc.(a)(b)	3,812	19,251
Northwest Pipe Co.(a)(b)	2,107	42,751
Omega Flex Inc.(a)(b)	633	8,419
Precision Castparts Corp.	32,694	5,082,609
RBC Bearings Inc.(a)(b)	4,993	169,712
Sun Hydraulics Corp.	4,565	93,035
Timken Co. (The)	19,980	655,744
TriMas Corp.(a)(b)	5,820	86,427
Valmont Industries Inc.	5,198	405,132
Worthington Industries Inc.	13,074	182,644

		8,056,544

MINING – 0.81%
Alcoa Inc.	242,527	2,320,983
Allied Nevada Gold Corp.(a)	20,323	727,767
AMCOL International Corp.	5,622	134,872
Century Aluminum Co.(a)	11,743	104,982
Coeur d’Alene Mines Corp.(a)	20,351	436,326
Compass Minerals International Inc.	7,506	501,251
Freeport-McMoRan Copper & Gold Inc.	215,905	6,574,307
General Moly Inc.(a)(b)	15,303	44,379
Globe Specialty Metals Inc.	14,347	208,318
Gold Resource Corp.(b)	6,451	107,409
Golden Minerals Co.(a)(b)	6,381	47,475
Golden Star Resources Ltd.(a)(b)	58,818	109,402
Hecla Mining Co.(a)	63,823	342,091
Horsehead Holding Corp.(a)(b)	9,924	73,636
Jaguar Mining Inc.(a)(b)	19,189	90,188
Kaiser Aluminum Corp.	3,747	165,917
Materion Corp.(a)(b)	4,633	105,076
Midway Gold Corp.(a)(b)	19,353	38,900
Molycorp Inc.(a)	12,757	419,323
Newmont Mining Corp.	110,847	6,972,276
Noranda Aluminium Holding Corp.(a)	5,169	43,161
Paramount Gold and Silver Corp.(a)(b)	26,649	62,892
Revett Minerals Inc.(a)(b)	5,709	22,037
Royal Gold Inc.	12,377	792,871
RTI International Metals Inc.(a)(b)	6,869	160,185
Southern Copper Corp.	38,722	967,663
Stillwater Mining Co.(a)(b)	23,594	200,549
Thompson Creek Metals Co. Inc.(a)(b)	35,033	212,650
Titanium Metals Corp.	19,389	290,447
U.S. Energy Corp.(a)(b)	5,529	12,772
United States Lime & Minerals Inc.(a)(b)	599	23,900
Ur-Energy Inc.(a)	23,537	21,183
Uranerz Energy Corp.(a)(b)	14,687	20,121

Security	Shares	Value
Uranium Energy Corp.(a)(b)	16,226	$44,459
Uranium Resources Inc.(a)(b)	21,256	14,486
US Gold Corp.(a)(b)	23,988	96,192
USEC Inc.(a)(b)	26,389	42,486
Vista Gold Corp.(a)(b)	16,167	53,998
Vulcan Materials Co.(b)	29,410	810,540

		23,417,470

MISCELLANEOUS – MANUFACTURING – 0.00%
John Bean Technologies Corp.	6,527	93,075

		93,075

OFFICE & BUSINESS EQUIPMENT – 0.10%
Pitney Bowes Inc.	41,664	783,283
Xerox Corp.	319,492	2,226,859

		3,010,142

OFFICE FURNISHINGS – 0.03%
CompX International Inc.	268	3,404
Herman Miller Inc.	13,143	234,734
HNI Corp.	10,181	194,762
Interface Inc. Class A(b)	11,987	142,166
Knoll Inc.	10,893	149,234
Steelcase Inc. Class A	18,095	114,179

		838,479

OIL & GAS – 8.26%
Abraxas Petroleum Corp.(a)(b)	18,727	49,439
Alon USA Energy Inc.	2,579	15,809
Anadarko Petroleum Corp.	113,390	7,149,239
Apache Corp.	87,391	7,012,254
Apco Oil and Gas International Inc.(b)	2,098	156,133
Approach Resources Inc.(a)(b)	5,104	86,717
Atlas Energy Inc. Escrow(a)(d)	18,465	1,847
ATP Oil & Gas Corp.(a)(b)	10,134	78,133
Atwood Oceanics Inc.(a)(b)	12,949	444,928
Berry Petroleum Co. Class A	11,769	416,387
Bill Barrett Corp.(a)(b)	10,782	390,740
BPZ Resources Inc.(a)(b)	23,229	64,344
Brigham Exploration Co.(a)	26,649	673,154
Cabot Oil & Gas Corp.	23,792	1,472,963
Callon Petroleum Co.(a)	8,891	34,408
CAMAC Energy Inc.(a)(b)	13,334	8,000
Carrizo Oil & Gas Inc.(a)	8,938	192,614
Cheniere Energy Inc.(a)(b)	18,811	96,877
Chesapeake Energy Corp.	149,895	3,829,817
Chevron Corp.	458,140	42,387,113
Cimarex Energy Co.	19,484	1,085,259
Clayton Williams Energy Inc.(a)(b)	1,353	57,922
Cobalt International Energy Inc.(a)	27,172	209,496
Comstock Resources Inc.(a)	10,845	167,664
Concho Resources Inc.(a)	23,584	1,677,766
ConocoPhillips	322,145	20,398,221
Contango Oil & Gas Co.(a)(b)	2,813	153,899
Continental Resources Inc.(a)	9,578	463,288
Crimson Exploration Inc.(a)(b)	4,972	10,690
Crosstex Energy Inc.	9,243	124,596
CVR Energy Inc.(a)	20,057	424,005
Delek US Holdings Inc.	3,239	36,504

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Denbury Resources Inc.(a)	91,537	$1,052,675
Devon Energy Corp.	96,407	5,344,804
Diamond Offshore Drilling Inc.	15,677	858,159
Endeavour International Corp.(a)(b)	8,453	67,455
Energy Partners Ltd.(a)(b)	6,605	73,117
Energy XXI (Bermuda) Ltd.(a)(b)	17,232	369,626
EOG Resources Inc.	61,181	4,344,463
EQT Corp.	30,649	1,635,431
Evolution Petroleum Corp.(a)(b)	3,649	25,762
EXCO Resources Inc.	34,081	365,348
Exxon Mobil Corp.	1,122,665	81,539,159
Forest Oil Corp.(a)	25,947	373,637
FX Energy Inc.(a)(b)	11,907	49,176
Gastar Exploration Ltd.(a)(b)	13,199	39,597
GeoResources Inc.(a)	4,557	81,069
GMX Resources Inc.(a)(b)	13,648	30,981
Goodrich Petroleum Corp.(a)(b)	5,899	69,726
Gulfport Energy Corp.(a)(b)	9,580	231,644
Harvest Natural Resources Inc.(a)(b)	7,730	66,246
Helmerich & Payne Inc.	21,710	881,426
Hess Corp.	69,149	3,627,557
HollyFrontier Corp.	43,466	1,139,679
Houston American Energy Corp.(b)	3,751	51,614
Hyperdynamics Corp.(a)(b)	35,390	130,943
Isramco Inc.(a)(b)	237	13,696
Kodiak Oil & Gas Corp.(a)(b)	47,491	247,428
Kosmos Energy Ltd.(a)	7,499	87,813
Magnum Hunter Resources Corp.(a)(b)	25,327	83,832
Marathon Oil Corp.	162,300	3,502,434
Marathon Petroleum Corp.	81,186	2,196,893
McMoRan Exploration Co.(a)	22,560	224,021
Miller Energy Resources Inc.(a)(b)	7,062	18,644
Murphy Oil Corp.	44,116	1,948,163
Nabors Industries Ltd.(a)	65,456	802,491
Newfield Exploration Co.(a)	30,628	1,215,625
Noble Energy Inc.	40,226	2,848,001
Northern Oil and Gas Inc.(a)(b)	14,350	278,246
Oasis Petroleum Inc.(a)	13,529	302,103
Occidental Petroleum Corp.	185,259	13,246,018
Panhandle Oil and Gas Inc.(b)	1,604	45,505
Parker Drilling Co.(a)(b)	26,550	116,554
Patterson-UTI Energy Inc.	35,294	611,998
Penn Virginia Corp.	10,389	57,867
PetroCorp Inc. Escrow(a)(d)	1,248	0
Petroleum Development Corp.(a)	5,341	103,562
PetroQuest Energy Inc.(a)(b)	12,751	70,130
Pioneer Drilling Co.(a)(b)	14,221	102,107
Pioneer Natural Resources Co.	26,634	1,751,718
Plains Exploration & Production Co.(a)	32,121	729,468
QEP Resources Inc.	40,259	1,089,811
Quicksilver Resources Inc.(a)(b)	26,817	203,273
Range Resources Corp.	36,647	2,142,384
Resolute Energy Corp.(a)(b)	10,496	119,235
Rex Energy Corp.(a)(b)	7,930	100,314
Rosetta Resources Inc.(a)(b)	12,111	414,438
Rowan Companies Inc.(a)	29,033	876,506
SandRidge Energy Inc.(a)(b)	93,746	521,228
SM Energy Co.	14,493	879,000
Southwestern Energy Co.(a)	79,309	2,643,369
Stone Energy Corp.(a)(b)	11,116	180,190
Sunoco Inc.	24,593	762,629
Swift Energy Co.(a)	9,625	234,272
Tesoro Corp.(a)	32,729	637,234

Security	Shares	Value
Triangle Petroleum Corp.(a)(b)	9,762	$35,046
Ultra Petroleum Corp.(a)	34,833	965,571
Unit Corp.(a)	9,586	353,915
VAALCO Energy Inc.(a)(b)	11,624	56,493
Valero Energy Corp.	130,019	2,311,738
Vantage Drilling Co.(a)(b)	39,689	49,611
Venoco Inc.(a)(b)	6,731	59,300
Voyager Oil & Gas Inc.(a)	10,677	22,422
W&T Offshore Inc.	7,924	109,034
Warren Resources Inc.(a)(b)	16,252	39,005
Western Refining Inc.(a)(b)	12,006	149,595
Whiting Petroleum Corp.(a)	26,734	937,829
Zion Oil & Gas Inc.(a)(b)	6,911	13,546

		238,330,825

OIL & GAS SERVICES – 1.66%
Baker Hughes Inc.	99,061	4,572,656
Basic Energy Services Inc.(a)(b)	5,474	77,512
C&J Energy Services Inc.(a)	2,714	44,618
Cal Dive International Inc.(a)(b)	21,701	41,449
Cameron International Corp.(a)	55,865	2,320,632
CARBO Ceramics Inc.	4,361	447,133
Complete Production Services Inc.(a)(b)	18,032	339,903
Core Laboratories NV	10,390	933,334
Dawson Geophysical Co.(a)	1,799	42,420
Dresser-Rand Group Inc.(a)(b)	18,159	735,984
Dril-Quip Inc.(a)(b)	7,857	423,571
Exterran Holdings Inc.(a)	14,545	141,377
Flotek Industries Inc.(a)	11,355	53,028
FMC Technologies Inc.(a)	54,807	2,060,743
Geokinetics Inc.(a)	2,433	5,888
Global Geophysical Services Inc.(a)	4,126	32,884
Global Industries Ltd.(a)	23,037	182,453
Gulf Island Fabrication Inc.	3,269	67,603
Halliburton Co.	208,543	6,364,732
Helix Energy Solutions Group Inc.(a)(b)	24,267	317,898
Hercules Offshore Inc.(a)	26,193	76,484
Hornbeck Offshore Services Inc.(a)(b)	5,196	129,432
ION Geophysical Corp.(a)(b)	29,896	141,408
Key Energy Services Inc.(a)(b)	28,563	271,063
Lufkin Industries Inc.	6,974	371,087
Matrix Service Co.(a)(b)	6,015	51,188
Mitcham Industries Inc.(a)	2,715	30,408
National Oilwell Varco Inc.	96,426	4,938,940
Natural Gas Services Group Inc.(a)(b)	2,771	35,552
Newpark Resources Inc.(a)(b)	20,568	125,259
Oceaneering International Inc.	24,723	873,711
Oil States International Inc.(a)	11,670	594,236
RPC Inc.	9,847	160,703
Schlumberger Ltd.	309,253	18,471,682
SEACOR Holdings Inc.	4,953	397,280
Superior Energy Services Inc.(a)	18,150	476,256
Targa Resources Corp.	3,730	110,967
Tesco Corp.(a)	6,866	79,646
Tetra Technologies Inc.(a)(b)	17,471	134,876
Thermon Group Holdings Inc.(a)	2,284	31,565
Tidewater Inc.	11,820	497,031
Union Drilling Inc.(a)(b)	3,445	16,191
Willbros Group Inc.(a)(b)	8,880	37,030
World Fuel Services Corp.	16,166	527,820

		47,785,633

18

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
PACKAGING & CONTAINERS – 0.22%
AEP Industries Inc.(a)(b)	978	$21,712
Astronics Corp.(a)(b)	2,318	65,483
Ball Corp.	38,256	1,186,701
Bemis Co. Inc.	23,986	703,030
Crown Holdings Inc.(a)	35,519	1,087,237
Graphic Packaging Holding Co.(a)	36,360	125,442
Greif Inc. Class A	8,736	374,687
Owens-Illinois Inc.(a)	37,311	564,142
Packaging Corp. of America	23,267	542,121
Sealed Air Corp.	36,460	608,882
Silgan Holdings Inc.	11,321	415,934
Sonoco Products Co.	22,697	640,736

		6,336,107

PHARMACEUTICALS – 5.22%
Abbott Laboratories	354,229	18,115,271
Achillion Pharmaceuticals Inc.(a)	10,739	50,688
Acura Pharmaceuticals Inc.(a)(b)	2,452	8,337
Akorn Inc.(a)(b)	12,761	99,663
Alimera Sciences Inc.(a)	2,554	20,432
Alkermes PLC(a)(b)	21,827	333,080
Allergan Inc.	69,464	5,722,444
Allos Therapeutics Inc.(a)	17,930	32,991
Alnylam Pharmaceuticals Inc.(a)(b)	8,381	55,063
AmerisourceBergen Corp.	62,468	2,328,182
Amicus Therapeutics Inc.(a)(b)	3,585	13,766
Ampio Pharmaceuticals Inc.(a)(b)	4,504	29,952
Amylin Pharmaceuticals Inc.(a)	29,974	276,660
Anacor Pharmaceuticals Inc.(a)(b)	2,476	14,113
Antares Pharma Inc.(a)(b)	19,947	46,277
Anthera Pharmaceuticals Inc.(a)(b)	4,739	22,605
Ardea Biosciences Inc.(a)(b)	3,806	59,450
Array BioPharma Inc.(a)(b)	12,971	25,423
Auxilium Pharmaceuticals Inc.(a)(b)	10,893	163,286
AVANIR Pharmaceuticals Inc. Class A(a)(b)	28,238	80,761
AVI BioPharma Inc.(a)(b)	30,847	34,549
BioMarin Pharmaceutical Inc.(a)	25,263	805,132
BioScrip Inc.(a)(b)	9,266	58,932
BioSpecifics Technologies Corp.(a)(b)	1,119	18,061
Bristol-Myers Squibb Co.	388,807	12,200,764
Cadence Pharmaceuticals Inc.(a)(b)	8,646	56,631
Cardinal Health Inc.	79,907	3,346,505
Catalyst Health Solutions Inc.(a)(b)	9,734	561,554
Cephalon Inc.(a)	17,359	1,400,871
Chelsea Therapeutics International Ltd.(a)	12,182	44,464
Corcept Therapeutics Inc.(a)(b)	9,346	28,973
Cornerstone Therapeutics Inc.(a)(b)	1,827	11,693
Cubist Pharmaceuticals Inc.(a)	13,629	481,376
Dendreon Corp.(a)(b)	33,130	298,170
Depomed Inc.(a)(b)	12,207	65,918
DURECT Corp.(a)	18,352	29,547
Dusa Pharmaceuticals Inc.(a)(b)	5,548	20,528
Dyax Corp.(a)(b)	22,456	28,295
Dynavax Technologies Corp.(a)(b)	28,102	52,270
Eli Lilly and Co.	232,974	8,613,049
Emergent BioSolutions Inc.(a)	5,531	85,343
Endo Pharmaceuticals Holdings Inc.(a)	26,618	745,038
Endocyte Inc.(a)	3,917	41,520
Express Scripts Inc.(a)(b)	111,271	4,124,816
Forest Laboratories Inc.(a)	65,266	2,009,540

Security	Shares	Value
Furiex Pharmaceuticals Inc.(a)(b)	2,257	$32,117
Gilead Sciences Inc.(a)	179,379	6,959,905
Herbalife Ltd.	27,156	1,455,562
Hi-Tech Pharmacal Co. Inc.(a)(b)	2,364	79,430
Hospira Inc.(a)	38,212	1,413,844
Idenix Pharmaceuticals Inc.(a)(b)	12,459	62,170
Impax Laboratories Inc.(a)	14,835	265,695
Infinity Pharmaceuticals Inc.(a)(b)	4,347	30,646
Ironwood Pharmaceuticals Inc. Class A(a)	11,469	123,865
Isis Pharmaceuticals Inc.(a)(b)	22,651	153,574
ISTA Pharmaceuticals Inc.(a)	7,292	25,157
Jazz Pharmaceuticals Inc.(a)	5,028	208,763
K-V Pharmaceutical Co. Class A(a)(b)	11,726	15,830
Keryx Biopharmaceuticals Inc.(a)(b)	15,710	47,130
Lannett Co. Inc.(a)(b)	3,687	14,121
MannKind Corp.(a)(b)	17,562	66,560
MAP Pharmaceuticals Inc.(a)	4,979	72,793
Mead Johnson Nutrition Co. Class A	46,574	3,205,688
Medco Health Solutions Inc.(a)	91,121	4,272,664
Medicines Co. (The)(a)(b)	12,255	182,354
Medicis Pharmaceutical Corp. Class A	14,111	514,769
Medivation Inc.(a)(b)	7,124	120,966
Merck & Co. Inc.	703,447	23,009,751
Mylan Inc.(a)	100,202	1,703,434
Nabi Biopharmaceuticals(a)(b)	9,631	16,180
Nature’s Sunshine Products Inc.(a)(b)	2,542	35,791
Neogen Corp.(a)(b)	5,273	183,079
Neurocrine Biosciences Inc.(a)(b)	11,214	67,060
NPS Pharmaceuticals Inc.(a)	19,573	127,420
Nutraceutical International Corp.(a)	2,083	26,621
Obagi Medical Products Inc.(a)(b)	4,222	38,294
Omega Protein Corp.(a)	4,401	39,961
Omnicare Inc.	26,404	671,454
Onyx Pharmaceuticals Inc.(a)(b)	14,496	435,025
Opko Health Inc.(a)(b)	24,780	107,297
Osiris Therapeutics Inc.(a)(b)	3,784	19,374
Pacira Pharmaceuticals Inc.(a)	1,106	10,983
Pain Therapeutics Inc.(a)(b)	8,398	39,974
Par Pharmaceutical Companies Inc.(a)(b)	8,248	219,562
Pernix Therapeutics Holdings(a)(b)	1,032	9,102
Perrigo Co.	18,931	1,838,389
PetMed Express Inc.	4,929	44,361
Pfizer Inc.	1,800,696	31,836,305
Pharmacyclics Inc.(a)(b)	10,444	123,553
Pharmasset Inc.(a)	16,938	1,395,183
PharMerica Corp.(a)	6,687	95,424
POZEN Inc.(a)(b)	6,021	14,511
Progenics Pharmaceuticals Inc.(a)(b)	6,683	38,360
Questcor Pharmaceuticals Inc.(a)	12,163	331,563
Raptor Pharmaceutical Corp.(a)	10,795	48,685
Rigel Pharmaceuticals Inc.(a)(b)	15,600	114,816
Sagent Pharmaceuticals Inc.(a)(b)	1,519	30,745
Salix Pharmaceuticals Ltd.(a)	13,359	395,426
Santarus Inc.(a)	12,122	33,820
Schiff Nutrition International Inc.(a)	2,771	30,703
SciClone Pharmaceuticals Inc.(a)(b)	7,861	29,950
SIGA Technologies Inc.(a)(b)	7,822	25,578
Spectrum Pharmaceuticals Inc.(a)	11,846	90,385
Star Scientific Inc.(a)(b)	24,351	56,251
Sucampo Pharmaceuticals Inc.(a)(b)	2,877	10,731
SXC Health Solutions Corp.(a)(b)	14,088	784,702
Synta Pharmaceuticals Corp.(a)(b)	5,294	17,206
Synutra International Inc.(a)(b)	3,947	20,998

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Targacept Inc.(a)	6,261	$93,915
Theravance Inc.(a)(b)	15,671	315,614
United Therapeutics Corp.(a)	11,810	442,757
USANA Health Sciences Inc.(a)(b)	1,553	42,708
Vanda Pharmaceuticals Inc.(a)(b)	6,384	31,601
VCA Antech Inc.(a)	19,800	316,404
ViroPharma Inc.(a)(b)	16,111	291,126
VIVUS Inc.(a)(b)	20,231	163,264
Warner Chilcott PLC Class A(a)	38,601	551,994
Watson Pharmaceuticals Inc.(a)	28,847	1,968,808
XenoPort Inc.(a)(b)	8,036	47,412
Zalicus Inc.(a)(b)	16,927	16,599
Zogenix Inc.(a)(b)	4,982	9,117

		150,444,912

PIPELINES – 0.47%
El Paso Corp.	175,273	3,063,772
Kinder Morgan Inc.(b)	38,904	1,007,224
ONEOK Inc.	24,396	1,611,112
Questar Corp.	40,434	716,086
SemGroup Corp.(a)	9,420	188,023
Spectra Energy Corp.	148,124	3,633,482
Williams Companies Inc. (The)	134,052	3,262,826

		13,482,525

REAL ESTATE – 0.11%
Avatar Holdings Inc.(a)(b)	2,022	16,540
CBRE Group Inc.(a)	66,554	895,817
Consolidated-Tomoka Land Co.	951	24,973
Forest City Enterprises Inc. Class A(a)	31,411	334,841
Forestar Group Inc.(a)(b)	8,051	87,836
Government Properties Income Trust	8,148	175,263
HFF Inc. Class A(a)	6,613	57,798
Hilltop Holdings Inc.(a)(b)	9,050	65,251
Howard Hughes Corp. (The)(a)	4,893	205,995
Jones Lang LaSalle Inc.	9,813	508,412
Kennedy-Wilson Holdings Inc.(b)	5,405	57,293
Resource Capital Corp.(b)	16,208	81,040
Retail Opportunity Investments Corp.	9,570	106,036
St. Joe Co. (The)(a)(b)	14,939	223,936
Starwood Property Trust Inc.	21,328	365,988
Terreno Realty Corp.	2,103	26,981

		3,234,000

REAL ESTATE INVESTMENT TRUSTS – 2.80%
Acadia Realty Trust	9,182	171,703
AG Mortgage Investment Trust Inc.	1,434	26,816
Agree Realty Corp.	2,252	49,049
Alexander’s Inc.	472	170,401
Alexandria Real Estate Equities Inc.	14,070	863,757
American Assets Trust Inc.	7,318	131,358
American Campus Communities Inc.(b)	15,516	577,350
American Capital Agency Corp.	40,660	1,101,886
American Capital Mortgage Investment Corp.	1,822	30,427
Annaly Capital Management Inc.	216,764	3,604,785
Anworth Mortgage Asset Corp.	28,697	195,140
Apartment Investment and Management Co. Class A	27,300	603,876
Apollo Commercial Real Estate Finance Inc.(b)	4,680	61,636
ARMOUR Residential Inc.	17,424	118,483
Ashford Hospitality Trust Inc.	11,848	83,173

Security	Shares	Value
Associated Estates Realty Corp.(b)	9,432	$145,819
AvalonBay Communities Inc.	21,442	2,445,460
BioMed Realty Trust Inc.	30,002	497,133
Boston Properties Inc.	33,188	2,957,051
Brandywine Realty Trust	30,720	246,067
BRE Properties Inc. Class A	16,985	719,145
Camden Property Trust	15,987	883,442
Campus Crest Communities Inc.	6,957	75,692
CapLease Inc.	15,484	55,897
Capstead Mortgage Corp.	19,155	221,049
CBL & Associates Properties Inc.	33,920	385,331
Cedar Shopping Centers Inc.	12,760	39,684
Chatham Lodging Trust	3,153	31,278
Chesapeake Lodging Trust	7,304	88,159
Chimera Investment Corp.	233,895	647,889
Cogdell Spencer Inc.	10,144	38,243
Colonial Properties Trust(b)	19,114	347,110
Colony Financial Inc.	7,495	96,835
CommonWealth REIT	19,146	363,200
CoreSite Realty Corp.	4,516	64,805
Corporate Office Properties Trust	16,282	354,622
Cousins Properties Inc.	20,746	121,364
CreXus Investment Corp.(b)	13,002	115,458
CubeSmart	22,546	192,317
CYS Investments Inc.(b)	18,732	226,470
DCT Industrial Trust Inc.	55,824	245,067
DDR Corp.	49,292	537,283
DiamondRock Hospitality Co.(b)	38,387	268,325
Digital Realty Trust Inc.(b)	22,931	1,264,874
Douglas Emmett Inc.	28,447	486,444
Duke Realty Corp.	57,495	603,697
DuPont Fabros Technology Inc.(b)	13,481	265,441
Dynex Capital Inc.	9,182	74,007
EastGroup Properties Inc.	6,139	234,141
Education Realty Trust Inc.(b)	16,430	141,134
Entertainment Properties Trust	10,664	415,683
Equity Lifestyle Properties Inc.(b)	7,040	441,408
Equity One Inc.	12,162	192,889
Equity Residential	67,157	3,483,434
Essex Property Trust Inc.	7,420	890,697
Excel Trust Inc.	7,013	67,465
Extra Space Storage Inc.	21,489	400,340
Federal Realty Investment Trust	14,177	1,168,327
FelCor Lodging Trust Inc.(a)(b)	28,323	65,993
First Industrial Realty Trust Inc.(a)	19,620	156,960
First Potomac Realty Trust	11,379	141,896
Franklin Street Properties Corp.	16,072	181,774
General Growth Properties Inc.(b)	128,367	1,553,241
Getty Realty Corp.(b)	5,877	84,746
Gladstone Commercial Corp.(b)	2,472	38,761
Glimcher Realty Trust	24,629	174,373
Hatteras Financial Corp.	17,104	430,337
HCP Inc.(b)	92,543	3,244,558
Health Care REIT Inc.	40,315	1,886,742
Healthcare Realty Trust Inc.(b)	17,693	298,127
Hersha Hospitality Trust(b)	32,020	110,789
Highwoods Properties Inc.	15,952	450,804
Home Properties Inc.	10,952	621,636
Hospitality Properties Trust	28,208	598,856
Host Hotels & Resorts Inc.	156,537	1,712,515
Hudson Pacific Properties Inc.	5,021	58,394
Inland Real Estate Corp.	17,534	127,998
Invesco Mortgage Capital Inc.	26,392	372,919

20

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Investors Real Estate Trust(b)	18,258	$131,458
iStar Financial Inc.(a)	21,028	122,383
Kilroy Realty Corp.	13,362	418,231
Kimco Realty Corp.	92,679	1,392,965
Kite Realty Group Trust	12,645	46,281
LaSalle Hotel Properties(b)	19,476	373,939
Lexington Realty Trust(b)	27,225	178,051
Liberty Property Trust(b)	26,296	765,477
LTC Properties Inc.(b)	6,901	174,733
Macerich Co. (The)	29,814	1,270,971
Mack-Cali Realty Corp.	19,813	529,998
Medical Properties Trust Inc.	25,631	229,397
MFA Financial Inc.	81,134	569,561
Mid-America Apartment Communities Inc.(b)	8,393	505,426
Mission West Properties Inc.	4,037	30,641
Monmouth Real Estate Investment Corp. Class A	8,049	63,829
MPG Office Trust Inc.(a)(b)	11,159	23,545
National Health Investors Inc.(b)	5,593	235,633
National Retail Properties Inc.(b)	21,749	584,396
Newcastle Investment Corp.	24,045	97,863
NorthStar Realty Finance Corp.(b)	21,801	71,943
Omega Healthcare Investors Inc.	23,267	370,643
One Liberty Properties Inc.	2,526	37,031
Parkway Properties Inc.	5,002	55,072
Pebblebrook Hotel Trust	11,567	181,024
Pennsylvania Real Estate Investment Trust	12,668	97,924
Piedmont Office Realty Trust Inc. Class A	39,318	635,772
Post Properties Inc.(b)	11,396	395,897
Prologis Inc.	104,614	2,536,889
PS Business Parks Inc.(b)	4,236	209,851
Public Storage	32,007	3,563,979
RAIT Financial Trust(b)	8,630	29,256
Ramco-Gershenson Properties Trust	8,760	71,832
Realty Income Corp.	30,366	979,000
Redwood Trust Inc.(b)	17,877	199,686
Regency Centers Corp.	20,535	725,502
RLJ Lodging Trust	6,258	79,915
Sabra Healthcare REIT Inc.	8,377	79,917
Saul Centers Inc.	1,673	56,564
Senior Housing Properties Trust	34,941	752,629
Simon Property Group Inc.	66,861	7,353,373
SL Green Realty Corp.	20,266	1,178,468
Sovran Self Storage Inc.	6,354	236,178
STAG Industrial Inc.	3,607	36,791
Strategic Hotels & Resorts Inc.(a)	39,765	171,387
Summit Hotel Properties Inc.	5,887	41,562
Sun Communities Inc.(b)	4,841	170,355
Sunstone Hotel Investors Inc.(a)	26,883	152,964
Tanger Factory Outlet Centers Inc.	19,638	510,784
Taubman Centers Inc.	12,723	640,094
Two Harbors Investment Corp.	32,222	284,520
UDR Inc.(b)	49,482	1,095,531
UMH Properties Inc.	2,619	23,807
Universal Health Realty Income Trust(b)	2,586	86,915
Urstadt Biddle Properties Inc. Class A(b)	5,239	83,667
Ventas Inc.	57,783	2,854,480
Vornado Realty Trust	41,993	3,133,518
Walter Investment Management Corp.	5,875	134,714
Washington Real Estate Investment Trust	15,081	424,983
Weingarten Realty Investors	27,513	582,450
Whitestone REIT Class B	1,709	19,038
Winthrop Realty Trust(b)	6,537	56,807

		80,788,925

Security	Shares	Value
RETAIL - 6.11%
99 Cents Only Stores(a)(b)	10,628	$195,768
Abercrombie & Fitch Co. Class A	19,997	1,231,015
Advance Auto Parts Inc.	16,792	975,615
Aeropostale Inc.(a)	18,358	198,450
AFC Enterprises Inc.(a)(b)	5,643	66,757
America’s Car-Mart Inc.(a)	1,951	56,618
American Eagle Outfitters Inc.	44,530	521,892
ANN Inc.(a)	11,820	269,969
Asbury Automotive Group Inc.(a)(b)	6,648	109,626
Ascena Retail Group Inc.(a)	14,374	389,104
AutoNation Inc.(a)(b)	9,391	307,837
AutoZone Inc.(a)	6,079	1,940,356
Barnes & Noble Inc.(b)	6,615	78,255
Bebe Stores Inc.	8,737	58,713
Bed Bath & Beyond Inc.(a)	56,782	3,254,176
Benihana Inc. Class A(a)(b)	3,045	26,217
Best Buy Co. Inc.	72,184	1,681,887
Big 5 Sporting Goods Corp.	5,006	30,436
Big Lots Inc.(a)	14,927	519,907
Biglari Holdings Inc.(a)	281	83,286
BJ’s Restaurants Inc.(a)(b)	5,522	243,575
BJ’s Wholesale Club Inc.(a)	12,480	639,475
Bob Evans Farms Inc.	6,894	196,617
Body Central Corp.(a)(b)	2,672	48,524
Bon-Ton Stores Inc. (The)(b)	2,803	13,931
Bravo Brio Restaurant Group Inc.(a)(b)	4,380	72,883
Brinker International Inc.	19,390	405,639
Brown Shoe Co. Inc.(b)	9,557	68,046
Buckle Inc. (The)	6,110	234,991
Buffalo Wild Wings Inc.(a)(b)	4,163	248,947
Build-A-Bear Workshop Inc.(a)(b)	3,774	19,247
Cabela’s Inc.(a)(b)	9,940	203,671
Caribou Coffee Co. Inc.(a)(b)	2,928	34,609
CarMax Inc.(a)	51,438	1,226,796
Carrols Restaurant Group Inc.(a)	2,858	25,436
Casey’s General Stores Inc.	8,684	379,057
Cash America International Inc.	6,687	342,107
Casual Male Retail Group Inc.(a)(b)	9,583	36,032
Cato Corp. (The) Class A	6,285	141,790
CEC Entertainment Inc.	4,509	128,371
Charming Shoppes Inc.(a)(b)	26,453	68,778
Cheesecake Factory Inc. (The)(a)(b)	13,224	325,972
Chico’s FAS Inc.	40,311	460,755
Children’s Place Retail Stores Inc. (The)(a)	5,926	275,737
Chipotle Mexican Grill Inc.(a)(b)	7,097	2,150,036
Christopher & Banks Corp.	8,132	28,706
Citi Trends Inc.(a)(b)	3,408	40,112
Coldwater Creek Inc.(a)(b)	13,828	17,285
Collective Brands Inc.(a)(b)	13,998	181,414
Conn’s Inc.(a)(b)	3,300	23,694
Copart Inc.(a)	12,731	498,037
Cost Plus Inc.(a)(b)	4,321	27,222
Costco Wholesale Corp.	99,564	8,176,196
Cracker Barrel Old Country Store Inc.	5,205	208,616
CVS Caremark Corp.	309,030	10,377,227
Darden Restaurants Inc.	31,073	1,328,371
Denny’s Corp.(a)(b)	22,501	74,928
Destination Maternity Corp.	2,445	31,467
Dick’s Sporting Goods Inc.(a)	21,441	717,416
Dillard’s Inc. Class A	7,091	308,317
DineEquity Inc.(a)(b)	3,517	135,369

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Dollar General Corp.(a)	22,557	$851,752
Dollar Tree Inc.(a)(b)	27,887	2,094,593
Domino’s Pizza Inc.(a)(b)	14,133	385,124
DSW Inc. Class A	4,910	226,744
Dunkin’ Brands Group Inc.(a)	5,827	161,408
Einstein Noah Restaurant Group Inc.	1,366	17,526
Express Inc.	12,560	254,842
EZCORP Inc.(a)(b)	10,741	306,548
Family Dollar Stores Inc.	27,854	1,416,654
Finish Line Inc. (The) Class A	11,760	235,082
First Cash Financial Services Inc.(a)(b)	7,109	298,223
Foot Locker Inc.	35,226	707,690
Francesca’s Holdings Corp.(a)	2,280	48,359
Fred’s Inc. Class A	8,924	95,130
GameStop Corp. Class A(a)(b)	32,173	743,196
Gap Inc. (The)	80,514	1,307,547
Genesco Inc.(a)	5,430	279,808
GNC Holdings Inc. Class A(a)(b)	5,197	104,564
Gordmans Stores Inc.(a)(b)	1,206	14,436
Group 1 Automotive Inc.	5,520	196,236
Haverty Furniture Companies Inc.	4,275	42,707
hhgregg Inc.(a)(b)	4,118	40,151
Hibbett Sports Inc.(a)	6,213	210,559
Home Depot Inc. (The)	364,212	11,971,648
Hot Topic Inc.	10,185	77,712
HSN Inc.(a)	9,095	301,317
J. Crew Group Inc. Escrow(a)(d)	12,115	1
J.C. Penney Co. Inc.	37,656	1,008,428
Jack in the Box Inc.(a)(b)	10,573	210,614
Jamba Inc.(a)(b)	14,984	19,329
Jos. A. Bank Clothiers Inc.(a)	6,333	295,308
Kenneth Cole Productions Inc. Class A(a)(b)	1,717	18,423
Kirkland’s Inc.(a)	3,801	34,855
Kohl’s Corp.	61,417	3,015,575
Krispy Kreme Doughnuts Inc.(a)(b)	13,294	90,665
Limited Brands Inc.	56,868	2,189,987
Lithia Motors Inc. Class A	5,024	72,245
Lowe’s Companies Inc.	296,760	5,739,338
Luby’s Inc.(a)(b)	4,279	17,544
Lumber Liquidators Holdings Inc.(a)(b)	5,260	79,426
Macy’s Inc.	97,076	2,555,040
MarineMax Inc.(a)(b)	5,282	34,175
McCormick & Schmick’s Seafood Restaurants Inc.(a)	3,013	20,850
McDonald’s Corp.	236,468	20,766,620
Men’s Wearhouse Inc. (The)	11,702	305,188
Movado Group Inc.	3,946	48,062
MSC Industrial Direct Co. Inc. Class A	10,112	570,924
New York & Co. Inc.(a)(b)	6,182	19,721
Nordstrom Inc.	37,207	1,699,616
Nu Skin Enterprises Inc. Class A(b)	12,531	507,756
O’Charley’s Inc.(a)(b)	4,198	24,936
O’Reilly Automotive Inc.(a)	31,442	2,094,980
Office Depot Inc.(a)	63,143	130,075
OfficeMax Inc.(a)(b)	19,566	94,895
P.F. Chang’s China Bistro Inc.	5,171	140,858
Pacific Sunwear of California Inc.(a)(b)	10,778	12,934
Panera Bread Co. Class A(a)	6,610	687,043
Pantry Inc. (The)(a)(b)	5,228	63,416
Papa John’s International Inc.(a)(b)	4,482	136,253
PC Connection Inc.(a)(b)	2,106	16,806
Penske Automotive Group Inc.	10,162	162,592
Pep Boys – Manny, Moe & Jack (The)	11,981	118,252
PetSmart Inc.	25,828	1,101,564

Security	Shares	Value
Pier 1 Imports Inc.(a)	22,342	$218,505
PriceSmart Inc.	4,054	252,645
PVH Corp.	13,597	791,889
RadioShack Corp.	22,743	264,274
Red Robin Gourmet Burgers Inc.(a)	2,942	70,873
Regis Corp.	13,137	185,100
REX American Resources Corp.(a)(b)	1,552	26,198
Rite Aid Corp.(a)(b)	134,064	131,383
Ross Stores Inc.	26,800	2,108,892
Ruby Tuesday Inc.(a)(b)	14,806	106,011
rue21 Inc.(a)(b)	3,409	77,350
Rush Enterprises Inc. Class A(a)(b)	7,382	104,529
Ruth’s Hospitality Group Inc.(a)(b)	7,998	34,311
Saks Inc.(a)(b)	26,166	228,952
Sally Beauty Holdings Inc.(a)	21,576	358,162
School Specialty Inc.(a)(b)	3,656	26,067
Sears Holdings Corp.(a)(b)	8,838	508,362
Select Comfort Corp.(a)(b)	12,654	176,776
Shoe Carnival Inc.(a)(b)	2,073	48,923
Signet Jewelers Ltd.(a)	19,840	670,592
Sonic Automotive Inc.	9,164	98,880
Sonic Corp.(a)	14,053	99,355
Stage Stores Inc.	7,084	98,255
Staples Inc.	162,624	2,162,899
Starbucks Corp.	170,843	6,370,735
Stein Mart Inc.	6,243	39,019
Susser Holdings Corp.(a)	1,825	36,372
Syms Corp.(a)(b)	1,483	13,006
Systemax Inc.(a)	2,461	31,304
Talbots Inc. (The)(a)(b)	15,810	42,687
Target Corp.	157,063	7,702,370
Teavana Holdings Inc.(a)	1,626	33,073
Texas Roadhouse Inc.	14,325	189,377
Tiffany & Co.	29,131	1,771,747
Titan Machinery Inc.(a)(b)	3,504	62,722
TJX Companies Inc. (The)	88,000	4,881,360
Tractor Supply Co.	16,456	1,029,323
Tuesday Morning Corp.(a)(b)	9,797	34,485
Ulta Salon, Cosmetics & Fragrance Inc.(a)	10,351	644,143
Under Armour Inc. Class A(a)(b)	8,280	549,875
Urban Outfitters Inc.(a)	27,366	610,809
Vera Bradley Inc.(a)(b)	4,501	162,261
Vitamin Shoppe Inc.(a)	5,656	211,761
Wal-Mart Stores Inc.	404,416	20,989,190
Walgreen Co.	208,644	6,862,301
Wendy’s Co. (The)	68,165	312,877
West Marine Inc.(a)	3,369	25,941
Wet Seal Inc. Class A(a)(b)	20,643	92,481
Williams-Sonoma Inc.	23,899	735,850
Winmark Corp.	523	24,173
Yum! Brands Inc.	106,110	5,240,773
Zale Corp.(a)(b)	7,299	20,802
Zumiez Inc.(a)(b)	4,841	84,766

		176,309,899

SAVINGS & LOANS – 0.23%
Abington Bancorp Inc.(b)	4,595	33,084
Astoria Financial Corp.	19,787	152,162
BankFinancial Corp.	4,805	31,905
BankUnited Inc.	7,614	158,067
Beneficial Mutual Bancorp Inc.(a)(b)	7,571	56,404
Berkshire Hills Bancorp Inc.	4,710	86,994

22

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
BofI Holding Inc.(a)(b)	2,005	$26,987
Brookline Bancorp Inc.	13,477	103,908
Cape Bancorp Inc.(a)(b)	2,610	18,453
Capitol Federal Financial Inc.	38,329	404,754
Charter Financial Corp.(b)	1,551	14,548
Clifton Savings Bancorp Inc.(b)	1,938	17,752
Dime Community Bancshares Inc.	7,076	71,680
ESB Financial Corp.(b)	2,828	30,995
ESSA Bancorp Inc.	2,579	27,105
First Defiance Financial Corp.(a)	2,223	29,788
First Financial Holdings Inc.	3,751	15,042
First Niagara Financial Group Inc.	68,996	631,313
First PacTrust Bancorp Inc.	2,302	26,082
Flagstar Bancorp Inc.(a)(b)	44,468	21,785
Flushing Financial Corp.	7,134	77,047
Fox Chase Bancorp Inc.	3,314	42,022
Home Federal Bancorp Inc.	3,759	29,395
Hudson City Bancorp Inc.	107,737	609,791
Investors Bancorp Inc.(a)(b)	10,525	132,931
Kearny Financial Corp.	3,016	26,661
Meridian Interstate Bancorp Inc.(a)(b)	1,991	21,722
New York Community Bancorp Inc.	99,614	1,185,407
Northwest Bancshares Inc.	24,090	286,912
OceanFirst Financial Corp.	3,339	38,966
Oritani Financial Corp.	11,633	149,600
People’s United Financial Inc.	85,770	977,778
Provident Financial Services Inc.	13,756	147,877
Provident New York Bancorp	8,652	50,355
Rockville Financial Inc.	6,718	63,687
Roma Financial Corp.	1,709	13,928
Territorial Bancorp Inc.	2,722	52,126
TFS Financial Corp.(a)	18,172	147,738
United Financial Bancorp Inc.	3,658	50,078
ViewPoint Financial Group	7,921	90,695
Washington Federal Inc.	25,432	324,004
Westfield Financial Inc.	6,371	41,985
WSFS Financial Corp.	1,468	46,345

		6,565,858

SEMICONDUCTORS – 2.67%
Advanced Analogic Technologies Inc.(a)(b)	9,768	42,295
Advanced Micro Devices Inc.(a)	139,912	710,753
Aeroflex Holding Corp.(a)	4,508	41,023
Alpha & Omega Semiconductor Ltd.(a)(b)	3,345	27,462
Altera Corp.	73,467	2,316,414
Amkor Technology Inc.(a)(b)	24,052	104,867
Amtech Systems Inc.(a)	2,190	17,520
ANADIGICS Inc.(a)(b)	15,346	33,147
Analog Devices Inc.	68,327	2,135,219
Applied Materials Inc.	300,464	3,109,802
Applied Micro Circuits Corp.(a)(b)	14,422	77,446
Atmel Corp.(a)	104,208	840,959
ATMI Inc.(a)(b)	7,191	113,762
Avago Technologies Ltd.	43,568	1,427,723
Axcelis Technologies Inc.(a)(b)	24,138	28,966
AXT Inc.(a)(b)	7,264	36,611
Broadcom Corp. Class A(a)	122,187	4,067,605
Brooks Automation Inc.	15,038	122,560
Cabot Microelectronics Corp.(a)(b)	5,326	183,161
Cavium Inc.(a)(b)	11,012	297,434
CEVA Inc.(a)(b)	5,239	127,360
Cirrus Logic Inc.(a)(b)	15,032	221,572

Security	Shares	Value
Cohu Inc.	5,461	$53,955
Cree Inc.(a)(b)	24,933	647,759
CSR PLC SP ADR(a)	1,659	22,131
Cypress Semiconductor Corp.(a)	38,264	572,812
Diodes Inc.(a)	8,027	143,844
DSP Group Inc.(a)(b)	5,238	30,904
eMagin Corp.(a)(b)	3,957	10,407
EMCORE Corp.(a)(b)	20,089	19,888
Emulex Corp.(a)(b)	19,961	127,750
Entegris Inc.(a)(b)	30,458	194,322
Entropic Communications Inc.(a)(b)	19,501	80,539
Exar Corp.(a)(b)	8,334	47,587
Fairchild Semiconductor International Inc.(a)	29,000	313,200
FormFactor Inc.(a)(b)	11,514	71,732
Freescale Semiconductor Holdings I Ltd.(a)	9,866	108,822
FSI International Inc.(a)(b)	8,774	16,583
GSI Group Inc.(a)(b)	5,885	45,197
GSI Technology Inc.(a)	4,580	22,534
GT Advanced Technologies Inc.(a)(b)	28,847	202,506
Hittite Microwave Corp.(a)(b)	7,169	349,130
Inphi Corp.(a)	4,658	40,851
Integrated Device Technology Inc.(a)(b)	33,577	172,922
Integrated Silicon Solution Inc.(a)(b)	6,088	47,547
Intel Corp.	1,208,347	25,774,041
International Rectifier Corp.(a)	15,970	297,361
Intersil Corp. Class A	28,534	293,615
IPG Photonics Corp.(a)	6,257	271,804
IXYS Corp.(a)(b)	5,487	59,699
KLA-Tencor Corp.	38,240	1,463,827
Kopin Corp.(a)(b)	14,687	50,376
Kulicke and Soffa Industries Inc.(a)	16,380	122,195
Lam Research Corp.(a)	28,356	1,076,961
Lattice Semiconductor Corp.(a)(b)	26,797	140,684
Linear Technology Corp.	51,866	1,434,095
LSI Corp.(a)	130,439	675,674
LTX-Credence Corp.(a)(b)	11,252	59,523
Marvell Technology Group Ltd.(a)	115,894	1,683,940
Maxim Integrated Products Inc.	67,268	1,569,362
MaxLinear Inc.(a)(b)	3,634	23,476
MEMC Electronic Materials Inc.(a)	52,327	274,193
Micrel Inc.	11,463	108,555
Microchip Technology Inc.	43,382	1,349,614
Micron Technology Inc.(a)	197,530	995,551
Microsemi Corp.(a)(b)	19,641	313,863
Mindspeed Technologies Inc.(a)(b)	7,623	39,640
MIPS Technologies Inc.(a)(b)	11,957	57,872
MKS Instruments Inc.	11,865	257,589
Monolithic Power Systems Inc.(a)(b)	6,817	69,397
MoSys Inc.(a)(b)	7,433	27,205
Nanometrics Inc.(a)	4,573	66,308
NetLogic Microsystems Inc.(a)	15,558	748,495
Novellus Systems Inc.(a)	15,907	433,625
NVIDIA Corp.(a)	136,935	1,711,687
OmniVision Technologies Inc.(a)	13,137	184,443
ON Semiconductor Corp.(a)(b)	101,248	725,948
Pericom Semiconductor Corp.(a)(b)	5,704	42,267
Photronics Inc.(a)(b)	13,322	66,344
PLX Technology Inc.(a)(b)	10,134	30,503
PMC-Sierra Inc.(a)	53,045	317,209
Power Integrations Inc.	6,570	201,108
QLogic Corp.(a)	23,804	301,835
Rambus Inc.(a)(b)	22,313	312,382
Richardson Electronics Ltd.	3,183	43,321

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Rovi Corp.(a)	25,723	$1,105,575
Rubicon Technology Inc.(a)(b)	3,997	43,687
Rudolph Technologies Inc.(a)(b)	7,193	48,121
Semtech Corp.(a)(b)	14,822	312,744
Silicon Image Inc.(a)(b)	18,086	106,165
Silicon Laboratories Inc.(a)(b)	10,127	339,356
Skyworks Solutions Inc.(a)	43,068	772,640
Standard Microsystems Corp.(a)(b)	5,233	101,520
Supertex Inc.(a)(b)	2,522	43,631
Teradyne Inc.(a)	42,354	466,318
Tessera Technologies Inc.(a)(b)	11,618	138,719
Texas Instruments Inc.	264,644	7,052,763
TriQuint Semiconductor Inc.(a)(b)	37,218	186,834
Ultra Clean Holdings Inc.(a)	5,176	22,205
Ultratech Inc.(a)(b)	5,730	98,269
Varian Semiconductor Equipment Associates Inc.(a)(b)	17,178	1,050,435
Veeco Instruments Inc.(a)(b)	9,349	228,116
Volterra Semiconductor Corp.(a)	5,576	107,226
Xilinx Inc.	60,599	1,662,837

		76,989,331

SHIPBUILDING – 0.01%
Huntington Ingalls Industries Inc.(a)	11,078	269,528

		269,528

SOFTWARE – 4.23%
Accelrys Inc.(a)(b)	12,611	76,423
ACI Worldwide Inc.(a)(b)	7,607	209,497
Activision Blizzard Inc.	96,425	1,147,457
Actuate Corp.(a)	8,163	45,060
Acxiom Corp.(a)	18,388	195,648
Adobe Systems Inc.(a)	114,994	2,779,405
Advent Software Inc.(a)(b)	7,474	155,833
Allscripts Healthcare Solutions Inc.(a)	43,322	780,662
American Reprographics Co.(a)(b)	8,428	28,318
American Software Inc. Class A	5,168	37,468
ANSYS Inc.(a)(b)	20,912	1,025,524
Aspen Technology Inc.(a)	19,213	293,383
athenahealth Inc.(a)(b)	7,974	474,852
Autodesk Inc.(a)	52,337	1,453,922
Automatic Data Processing Inc.	113,890	5,369,913
Avid Technology Inc.(a)	6,744	52,199
Blackbaud Inc.	10,103	224,994
Blackboard Inc.(a)(b)	7,837	350,000
BMC Software Inc.(a)	40,278	1,553,120
Bottomline Technologies Inc.(a)(b)	8,201	165,168
Broadridge Financial Solutions Inc.	28,195	567,847
CA Inc.	87,517	1,698,705
Callidus Software Inc.(a)(b)	6,823	31,454
Cerner Corp.(a)	32,412	2,220,870
Citrix Systems Inc.(a)	42,864	2,337,374
CommVault Systems Inc.(a)(b)	10,017	371,230
Computer Programs and Systems Inc.	2,519	166,632
Compuware Corp.(a)	49,938	382,525
Concur Technologies Inc.(a)(b)	10,221	380,426
Convio Inc.(a)(b)	2,748	23,111
Cornerstone OnDemand Inc.(a)	2,595	32,541
CSG Systems International Inc.(a)(b)	7,870	99,477
Deltek Inc.(a)(b)	5,052	30,363
DemandTec Inc.(a)(b)	7,336	47,977
Digi International Inc.(a)(b)	5,772	63,492

Security	Shares	Value
Dun & Bradstreet Corp. (The)	11,247	$688,991
DynaVox Inc.(a)(b)	2,124	7,646
Ebix Inc.(a)(b)	6,568	96,550
Electronic Arts Inc.(a)	75,712	1,548,310
Ellie Mae Inc.(a)	1,916	10,653
Emdeon Inc. Class A(a)	6,647	124,897
Envestnet Inc.(a)	4,354	43,540
EPIQ Systems Inc.	7,138	89,439
ePocrates Inc.(a)	1,440	12,974
Fair Isaac Corp.	9,154	199,832
FalconStor Software Inc.(a)(b)	6,983	20,390
Fidelity National Information Services Inc.	59,754	1,453,217
Fiserv Inc.(a)	32,765	1,663,479
Geeknet Inc.(a)(b)	993	20,078
Global Payments Inc.	18,217	735,785
Glu Mobile Inc.(a)	10,955	23,115
Guidance Software Inc.(a)(b)	3,170	20,573
inContact Inc.(a)(b)	6,979	24,078
Informatica Corp.(a)	24,094	986,649
InnerWorkings Inc.(a)(b)	5,870	46,021
Interactive Intelligence Group Inc.(a)(b)	3,247	88,156
Intuit Inc.(a)	68,965	3,271,700
JDA Software Group Inc.(a)(b)	9,594	224,883
ManTech International Corp. Class A(b)	5,298	166,251
MedAssets Inc.(a)(b)	10,852	104,288
Medidata Solutions Inc.(a)	4,797	78,863
MedQuist Holdings Inc.(a)	7,184	54,311
Microsoft Corp.	1,691,231	42,094,740
MicroStrategy Inc. Class A(a)(b)	1,836	209,433
MoneyGram International Inc.(a)(b)	19,028	44,335
Monotype Imaging Holdings Inc.(a)(b)	8,126	98,568
MSCI Inc. Class A(a)	27,427	831,861
NetSuite Inc.(a)	6,169	166,625
Nuance Communications Inc.(a)	54,264	1,104,815
Omnicell Inc.(a)	7,541	103,915
OPNET Technologies Inc.	3,280	114,505
Oracle Corp.	875,364	25,157,961
Parametric Technology Corp.(a)(b)	27,227	418,751
Paychex Inc.	73,699	1,943,443
PDF Solutions Inc.(a)(b)	5,321	21,710
Pegasystems Inc.(b)	3,773	115,492
Progress Software Corp.(a)(b)	15,221	267,129
PROS Holdings Inc.(a)(b)	4,900	63,161
QAD Inc. Class A(a)	1,456	15,565
QLIK Technologies Inc.(a)	16,100	348,726
Quality Systems Inc.	4,432	429,904
Quest Software Inc.(a)	13,865	220,176
RealPage Inc.(a)	6,898	141,064
Red Hat Inc.(a)	44,028	1,860,623
Renaissance Learning Inc.	2,992	50,206
Rosetta Stone Inc.(a)(b)	2,498	22,857
Salesforce.com Inc.(a)(b)	30,518	3,487,597
Schawk Inc.	2,679	26,442
SciQuest Inc.(a)	2,800	41,832
SeaChange International Inc.(a)(b)	6,016	46,323
SEI Investments Co.	33,264	511,600
Smith Micro Software Inc.(a)(b)	8,149	12,386
SolarWinds Inc.(a)	13,062	287,625
Solera Holdings Inc.	16,080	812,040
SS&C Technologies Holdings Inc.(a)	5,745	82,096
Synchronoss Technologies Inc.(a)(b)	6,012	149,759
SYNNEX Corp.(a)(b)	5,731	150,152
Take-Two Interactive Software Inc.(a)	16,670	212,042

24

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
Taleo Corp. Class A(a)(b)	9,325	$239,839
Tangoe Inc.(a)	2,334	26,398
THQ Inc.(a)(b)	15,481	26,782
Total System Services Inc.	36,915	624,971
Ultimate Software Group Inc. (The)(a)	5,872	274,340
VeriFone Systems Inc.(a)	23,225	813,340
Verint Systems Inc.(a)	4,828	126,928
VMware Inc. Class A(a)	19,298	1,551,173

		122,026,769

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)(b)	8,369	137,587
Wesco Aircraft Holdings Inc.(a)	4,782	52,267

		189,854

TELECOMMUNICATIONS – 5.12%
8x8 Inc.(a)(b)	14,121	57,472
Acme Packet Inc.(a)	12,169	518,278
ADTRAN Inc.	14,802	391,661
Alaska Communications Systems Group Inc.(b)	10,278	67,424
Amdocs Ltd.(a)	42,286	1,146,796
American Tower Corp. Class A(a)	90,398	4,863,412
Anaren Inc.(a)(b)	3,439	65,857
Anixter International Inc.	6,590	312,630
ARRIS Group Inc.(a)(b)	28,113	289,564
Aruba Networks Inc.(a)(b)	19,520	408,163
AT&T Inc.	1,349,643	38,491,818
Atlantic Tele-Network Inc.	2,121	69,738
Aviat Networks Inc.(a)(b)	13,790	32,406
BigBand Networks Inc.(a)(b)	9,974	12,767
Black Box Corp.	4,095	87,428
Calix Inc.(a)(b)	8,561	66,776
Cbeyond Inc.(a)(b)	6,346	44,803
CenturyLink Inc.	139,420	4,617,590
Ciena Corp.(a)(b)	21,802	244,182
Cincinnati Bell Inc.(a)(b)	45,215	139,714
Cisco Systems Inc.	1,253,520	19,417,025
Clearwire Corp. Class A(a)(b)	40,966	95,451
Communications Systems Inc.	1,518	19,734
Comtech Telecommunications Corp.	6,070	170,506
Consolidated Communications Holdings Inc.	5,949	107,379
Corning Inc.	357,809	4,422,519
Crown Castle International Corp.(a)(b)	66,209	2,692,720
Dialogic Inc.(a)(b)	3,512	6,497
DigitalGlobe Inc.(a)	8,011	155,654
EchoStar Corp. Class A(a)	8,652	195,622
Extreme Networks Inc.(a)(b)	20,942	55,496
Fairpoint Communications Inc.(a)(b)	4,912	21,122
Finisar Corp.(a)(b)	20,374	357,360
Frontier Communications Corp.	226,663	1,384,911
General Communication Inc. Class A(a)(b)	9,429	77,318
GeoEye Inc.(a)(b)	5,048	143,111
Global Crossing Ltd.(a)(b)	6,978	166,844
Globalstar Inc.(a)(b)	23,266	9,516
Globecomm Systems Inc.(a)(b)	5,103	68,942
Harmonic Inc.(a)(b)	26,109	111,224
Harris Corp.	27,007	922,829
Hickory Tech Corp.	3,051	29,351
IDT Corp. Class B	3,169	64,648
Infinera Corp.(a)(b)	23,692	182,902
InterDigital Inc.	10,360	482,569

Security	Shares	Value
Iridium Communications Inc.(a)(b)	9,901	$61,386
Ixia(a)(b)	8,780	67,343
JDS Uniphase Corp.(a)(b)	51,597	514,422
Juniper Networks Inc.(a)	121,556	2,098,057
Knology Inc.(a)	6,836	88,731
KVH Industries Inc.(a)	3,386	26,783
Leap Wireless International Inc.(a)	13,891	95,848
Level 3 Communications Inc.(a)	389,191	579,895
LogMeIn Inc.(a)	4,626	153,629
Loral Space & Communications Inc.(a)(b)	2,489	124,699
MasTec Inc.(a)(b)	12,844	226,183
Meru Networks Inc.(a)(b)	2,454	20,000
MetroPCS Communications Inc.(a)	63,453	552,676
Motorola Mobility Holdings Inc.(a)	59,463	2,246,512
Motorola Solutions Inc.	68,573	2,873,209
Motricity Inc.(a)	8,427	14,242
NeoPhotonics Corp.(a)	1,971	13,560
NETGEAR Inc.(a)(b)	8,335	215,793
NeuStar Inc. Class A(a)	16,306	409,933
Neutral Tandem Inc.(a)	7,162	69,328
Newport Corp.(a)(b)	8,526	92,166
NII Holdings Inc.(a)	38,764	1,044,690
Novatel Wireless Inc.(a)(b)	7,263	21,934
NTELOS Holdings Corp.	6,841	121,291
Numerex Corp. Class A(a)(b)	2,185	12,149
Oclaro Inc.(a)(b)	11,473	41,762
Oplink Communications Inc.(a)	4,448	67,343
Opnext Inc.(a)(b)	9,926	12,407
ORBCOMM Inc.(a)(b)	7,876	20,084
PAETEC Holding Corp.(a)(b)	28,515	150,844
Plantronics Inc.	10,931	310,987
Polycom Inc.(a)	40,163	737,794
Powerwave Technologies Inc.(a)(b)	36,089	62,073
Preformed Line Products Co.	563	25,785
Premiere Global Services Inc.(a)	11,891	76,340
Procera Networks Inc.(a)	3,246	31,162
QUALCOMM Inc.	380,495	18,503,472
RF Micro Devices Inc.(a)	62,799	398,146
RigNet Inc.(a)	1,342	21,512
SBA Communications Corp. Class A(a)(b)	25,802	889,653
Shenandoah Telecommunications Co.	5,401	60,167
ShoreTel Inc.(a)	10,720	53,386
Sonus Networks Inc.(a)	47,989	104,136
Sprint Nextel Corp.(a)	682,248	2,074,034
SureWest Communications	3,206	33,567
Sycamore Networks Inc.	4,539	81,929
Symmetricom Inc.(a)(b)	9,833	42,675
Tekelec(a)(b)	14,008	84,608
TeleNav Inc.(a)(b)	3,739	33,165
Telephone and Data Systems Inc.	20,659	439,004
Tellabs Inc.	82,573	354,238
tw telecom inc.(a)	34,331	567,148
United States Cellular Corp.(a)(b)	3,301	130,885
UniTek Global Services Inc.(a)	2,501	12,405
USA Mobility Inc.	5,032	66,422
Verizon Communications Inc.	644,759	23,727,131
ViaSat Inc.(a)(b)	8,247	274,708
Virgin Media Inc.	72,375	1,762,331
Vonage Holdings Corp.(a)	31,520	81,952
Westell Technologies Inc.(a)(b)	12,079	26,091
Windstream Corp.	116,147	1,354,274

		147,747,808

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
TEXTILES – 0.05%
Cintas Corp.	25,699	$723,170
G&K Services Inc. Class A	4,256	108,698
Mohawk Industries Inc.(a)	12,924	554,569
UniFirst Corp.	3,228	146,196

		1,532,633

TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	27,744	904,732
JAKKS Pacific Inc.(b)	6,185	117,206
LeapFrog Enterprises Inc.(a)	9,429	31,776
Mattel Inc.	79,270	2,052,300

		3,106,014

TRANSPORTATION – 1.65%
Air Transport Services Group Inc.(a)	12,241	53,004
Alexander & Baldwin Inc.	9,523	347,875
Arkansas Best Corp.	5,791	93,525
Atlas Air Worldwide Holdings Inc.(a)(b)	6,036	200,938
Baltic Trading Ltd.	3,702	17,214
Bristow Group Inc.	8,318	352,933
C.H. Robinson Worldwide Inc.	37,747	2,584,537
CAI International Inc.(a)(b)	2,748	32,207
Celadon Group Inc.(b)	4,557	40,466
Con-way Inc.	12,585	278,506
Covenant Transportation Group Class A(a)(b)	1,898	6,928
CSX Corp.	251,338	4,692,480
DHT Maritime Inc.	14,662	29,910
Eagle Bulk Shipping Inc.(a)(b)	14,221	22,327
Echo Global Logistics Inc.(a)(b)	2,563	34,088
Excel Maritime Carriers Ltd.(a)(b)	10,398	21,628
Expeditors International of Washington Inc.	48,435	1,964,039
FedEx Corp.	71,943	4,869,102
Forward Air Corp.	6,689	170,235
Frontline Ltd.(b)	11,736	56,920
Genco Shipping & Trading Ltd.(a)(b)	6,728	52,546
General Maritime Corp.	26,385	6,860
Genesee & Wyoming Inc. Class A(a)(b)	9,060	421,471
Golar LNG Ltd.	9,134	290,279
GulfMark Offshore Inc. Class A(a)(b)	5,385	195,691
Heartland Express Inc.	11,464	155,452
Hub Group Inc. Class A(a)(b)	8,354	236,168
International Shipholding Corp.	1,225	22,650
J.B. Hunt Transport Services Inc.	20,867	753,716
Kansas City Southern Industries Inc.(a)	24,995	1,248,750
Kirby Corp.(a)(b)	12,258	645,261
Knight Transportation Inc.	13,819	183,931
Knightsbridge Tankers Ltd.(b)	5,006	82,849
Landstar System Inc.	10,885	430,611
Marten Transport Ltd.	3,533	60,909
Nordic American Tankers Ltd.(b)	10,695	150,800
Norfolk Southern Corp.	80,503	4,912,293
Old Dominion Freight Line Inc.(a)(b)	10,860	314,614
Overseas Shipholding Group Inc.(b)	6,057	83,223
Pacer International Inc.(a)(b)	7,955	29,831
Patriot Transportation Holding Inc.(a)(b)	1,413	28,557
PHI Inc.(a)(b)	2,957	56,597
Quality Distribution Inc.(a)(b)	3,404	30,534
RailAmerica Inc.(a)(b)	4,865	63,391
Roadrunner Transportation Systems Inc.(a)(b)	2,058	28,236

Security	Shares	Value
Ryder System Inc.	11,746	$440,592
Saia Inc.(a)(b)	3,618	38,061
Scorpio Tankers Inc.(a)(b)	5,665	29,911
Ship Finance International Ltd. (b)	10,246	133,198
Swift Transportation Co.(a)	18,026	116,087
Teekay Corp.	9,467	214,049
Teekay Tankers Ltd. Class A	9,660	44,436
Ultrapetrol (Bahamas) Ltd.(a)(b)	4,866	11,046
Union Pacific Corp.	111,794	9,130,216
United Parcel Service Inc. Class B	167,450	10,574,468
Universal Truckload Services Inc.(b)	1,237	16,081
UTi Worldwide Inc.	23,502	306,466
Werner Enterprises Inc.	9,980	207,883

		47,616,576

TRUCKING & LEASING – 0.03%
Aircastle Ltd.(b)	13,198	125,645
AMERCO(a)	2,002	125,025
GATX Corp.	10,620	329,114
Greenbrier Companies Inc. (The)(a)	4,197	48,895
TAL International Group Inc.	5,000	124,700
Textainer Group Holdings Ltd.	2,590	52,525

		805,904

VENTURE CAPITAL – 0.00%
Fidus Investment Corp.	1,223	15,398
Medley Capital Corp.	2,538	25,583

		40,981

WATER – 0.09%
American States Water Co.	4,248	144,135
American Water Works Co. Inc.	39,940	1,205,389
Aqua America Inc.	31,554	680,620
Artesian Resources Corp. Class A(b)	1,486	26,020
California Water Service Group	9,498	168,209
Connecticut Water Service Inc.	1,948	48,739
Consolidated Water Co. Ltd.(b)	3,316	26,130
Middlesex Water Co.	3,545	60,513
Pennichuck Corp.	1,060	29,659
PICO Holdings Inc.(a)	5,165	105,934
SJW Corp.(b)	3,214	69,969
York Water Co. (The)	2,885	46,679

		2,611,996

TOTAL COMMON STOCKS
(Cost: $3,492,045,651)		2,879,879,847

SHORT-TERM INVESTMENTS – 4.48%

MONEY MARKET FUNDS – 4.48%
BlackRock Cash Funds: Institutional
SL Agency Shares 0.18%(c)(e)(f)	116,455,051	116,455,051
BlackRock Cash Funds: Prime
SL Agency Shares 0.18%(c)(e)(f)	9,864,111	9,864,111

26

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

September 30, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.00%(c)(e)	2,794,677	$2,794,677

		129,113,839

TOTAL SHORT-TERM INVESTMENTS (Cost: $129,113,839)		129,113,839

TOTAL INVESTMENTS IN SECURITIES – 104.34% (Cost: $3,621,159,490)		3,008,993,686

SHORT POSITIONS(g) – (0.00)%

COMMON STOCKS – (0.00)%
Lone Pine Resources Inc.(a)	(14,527)	(95,878)

TOTAL SHORT POSITIONS (Proceeds: $96,318)		(95,878)

Other Assets, Less Liabilities – (4.34)%		(125,079,093)

NET ASSETS – 100.00%		$2,883,818,715

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.89%

ADVERTISING – 0.20%
APAC Customer Services Inc.(a)	1,090	$9,287
Interpublic Group of Companies Inc. (The)	7,579	54,569
Lamar Advertising Co. Class A(a)(b)	717	12,211
Marchex Inc. Class B	364	3,094
MDC Partners Inc.	1,045	15,069
Omnicom Group Inc.	11,685	430,475
Valuevision Media Inc. Class A(a)	1,354	3,195

		527,900

AEROSPACE & DEFENSE – 2.28%
AAR Corp.	422	7,035
AeroVironment Inc.(a)	696	19,592
Alliant Techsystems Inc.	88	4,797
Astronics Corp. Class B(a)(b)	46	1,267
BE Aerospace Inc.(a)	3,801	125,851
Boeing Co. (The)	27,241	1,648,353
GenCorp Inc.(a)	1,795	8,060
Goodrich Corp.	2,123	256,204
HEICO Corp.(b)	1,729	85,136
Kaman Corp.	600	16,710
LMI Aerospace Inc.(a)(b)	186	3,173
Lockheed Martin Corp.	10,387	754,512
Moog Inc. Class A(a)(b)	186	6,067
Orbital Sciences Corp.(a)	1,023	13,094
Rockwell Collins Inc.	6,408	338,086
Spirit AeroSystems Holdings Inc. Class A(a)	1,002	15,982
Teledyne Technologies Inc.(a)(b)	433	21,156
TransDigm Group Inc.(a)	2,085	170,282
Triumph Group Inc.	189	9,212
United Technologies Corp.	36,003	2,533,171

		6,037,740

AGRICULTURE – 2.85%
Alico Inc.	59	1,159
Altria Group Inc.	64,959	1,741,551
Bunge Ltd.	1,588	92,564
Limoneira Co.(b)	318	4,541
Monsanto Co.	22,299	1,338,832
Philip Morris International Inc.	66,919	4,174,407
Reynolds American Inc.	4,238	158,840
Tejon Ranch Co.(a)	586	13,988
Vector Group Ltd.(b)	1,367	23,485

		7,549,367

AIRLINES – 0.21%
Alaska Air Group Inc.(a)	78	4,391
Allegiant Travel Co.(a)	612	28,843
AMR Corp.(a)(b)	6,503	19,249
Copa Holdings SA Class A	1,054	64,579
Delta Air Lines Inc.(a)	21,243	159,322
Southwest Airlines Co.	5,770	46,391

Security	Shares	Value
United Continental Holdings Inc.(a)	11,784	$228,374

		551,149

APPAREL – 1.13%
Carter’s Inc.(a)(b)	1,766	53,934
Cherokee Inc.	310	3,983
Coach Inc.	12,205	632,585
Columbia Sportswear Co.	340	15,776
Crocs Inc.(a)	3,537	83,721
Deckers Outdoor Corp.(a)	1,618	150,895
Delta Apparel Inc.(a)	27	425
G-III Apparel Group Ltd.(a)(b)	682	15,591
Guess? Inc.	2,686	76,524
Hanesbrands Inc.(a)	4,005	100,165
Liz Claiborne Inc.(a)(b)	194	970
Maidenform Brands Inc.(a)(b)	968	22,661
Nike Inc. Class B	14,838	1,268,797
Oxford Industries Inc.	544	18,659
Perry Ellis International Inc.(a)(b)	30	564
R.G. Barry Corp.	38	403
Ralph Lauren Corp.	2,610	338,517
Steven Madden Ltd.(a)	1,600	48,160
True Religion Apparel Inc.(a)	1,063	28,658
Warnaco Group Inc. (The)(a)	1,542	71,071
Wolverine World Wide Inc.	2,052	68,229

		3,000,288

AUTO MANUFACTURERS – 0.56%
Force Protection Inc.(a)	1,155	4,447
Ford Motor Co.(a)	86,881	840,139
Navistar International Corp.(a)	1,628	52,291
PACCAR Inc.	15,186	513,591
Tesla Motors Inc.(a)(b)	2,257	55,048
Wabash National Corp.(a)	2,838	13,537

		1,479,053

AUTO PARTS & EQUIPMENT – 0.35%
Accuride Corp.(a)	175	896
American Axle & Manufacturing Holdings Inc.(a)	589	4,494
Amerigon Inc.(a)(b)	928	11,813
BorgWarner Inc.(a)	4,565	276,320
Commercial Vehicle Group Inc.(a)	1,187	7,799
Cooper Tire & Rubber Co.	2,571	27,998
Dana Holding Corp.(a)(b)	5,706	59,913
Dorman Products Inc.(a)	443	14,654
Douglas Dynamics Inc.	424	5,419
Exide Technologies Inc.(a)	806	3,224
Goodyear Tire & Rubber Co. (The)(a)	10,116	102,070
Johnson Controls Inc.	7,171	189,099
Meritor Inc.(a)	2,666	18,822
Tenneco Inc.(a)(b)	2,503	64,102
Titan International Inc.	1,745	26,175
Tower International Inc.(a)	275	2,835
Visteon Corp.(a)	116	4,988
WABCO Holdings Inc.(a)	2,823	106,879

		927,500

BANKS – 0.19%
Arrow Financial Corp.	25	556
Bank of the Ozarks Inc.	171	3,579

28

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Bridge Bancorp Inc.	67	$1,226
Bryn Mawr Bank Corp.	123	2,038
Enterprise Financial Services Corp.	86	1,169
First Financial Bankshares Inc.	584	15,277
Hampton Roads Bankshares Inc.(a)(b)	411	1,932
S.Y. Bancorp Inc.	64	1,192
Signature Bank(a)	1,915	91,403
SVB Financial Group(a)	397	14,689
Taylor Capital Group Inc.(a)(b)	147	944
TrustCo Bank Corp. NY	167	745
Walker & Dunlop Inc.(a)	439	5,101
Wells Fargo & Co.	14,343	345,953
Westamerica Bancorp	553	21,191

		506,995

BEVERAGES – 4.26%
Boston Beer Co. Inc. (The) Class A(a)(b)	338	24,573
Brown-Forman Corp. Class B NVS	3,628	254,468
Coca-Cola Bottling Co. Consolidated	186	10,316
Coca-Cola Co. (The)	82,143	5,549,581
Coca-Cola Enterprises Inc.	10,360	257,757
Craft Brewers Alliance Inc.(a)	147	825
Dr Pepper Snapple Group Inc.	9,225	357,745
Farmer Bros. Co.	18	99
Green Mountain Coffee Roasters Inc.(a)	5,108	474,737
Hansen Natural Corp.(a)	2,912	254,188
National Beverage Corp.	460	6,974
Peet’s Coffee & Tea Inc.(a)	536	29,823
PepsiCo Inc.	65,721	4,068,130
Primo Water Corp.(a)	437	2,465

		11,291,681

BIOTECHNOLOGY – 1.61%
Acorda Therapeutics Inc.(a)(b)	1,639	32,714
Aegerion Pharmaceuticals Inc.(a)	410	5,195
Affymax Inc.(a)	708	3,172
Alexion Pharmaceuticals Inc.(a)	7,642	489,547
AMAG Pharmaceuticals Inc.(a)	92	1,358
Arena Pharmaceuticals Inc.(a)(b)	455	660
ARIAD Pharmaceuticals Inc.(a)(b)	5,474	48,116
ArQule Inc.(a)	2,211	11,166
Astex Pharmaceuticals Inc.(a)	236	453
AVEO Pharmaceuticals Inc.(a)	1,287	19,807
BioCryst Pharmaceuticals Inc.(a)(b)	1,193	3,293
Biogen Idec Inc.(a)	10,043	935,505
BioMimetic Therapeutics Inc.(a)(b)	316	1,043
BioSante Pharmaceuticals Inc.(a)(b)	4,548	10,369
Biotime Inc.(a)(b)	1,027	4,529
Celgene Corp.(a)	19,235	1,191,031
Cell Therapeutics Inc.(a)(b)	7,006	7,426
Celldex Therapeutics Inc.(a)	265	606
Charles River Laboratories International Inc.(a)	2,146	61,419
Cleveland Biolabs Inc.(a)(b)	1,377	3,498
Complete Genomics Inc.(a)(b)	416	2,442
CryoLife Inc.(a)	109	489
Curis Inc.(a)(b)	2,239	7,075
Cytori Therapeutics Inc.(a)(b)	1,463	4,316
Enzo Biochem Inc.(a)	129	332
Enzon Pharmaceuticals Inc.(a)(b)	91	641
Exact Sciences Corp.(a)(b)	1,490	9,879
Exelixis Inc.(a)(b)	5,296	28,916
Genomic Health Inc.(a)(b)	700	15,386
Geron Corp.(a)(b)	1,181	2,504

Security	Shares	Value
GTx Inc.(a)(b)	1,141	$3,822
Halozyme Therapeutics Inc.(a)(b)	3,389	20,808
Harvard Bioscience Inc.(a)	62	262
Human Genome Sciences Inc.(a)	7,868	99,845
Illumina Inc.(a)(b)	5,143	210,452
ImmunoGen Inc.(a)	2,230	24,441
Immunomedics Inc.(a)(b)	2,666	8,531
Incyte Corp.(a)(b)	3,658	51,102
Inhibitex Inc.(a)(b)	1,922	4,728
Integra LifeSciences Holdings Corp.(a)	864	30,905
InterMune Inc.(a)	1,047	21,149
Lexicon Pharmaceuticals Inc.(a)	2,492	2,292
Life Technologies Corp.(a)	648	24,903
Ligand Pharmaceuticals Inc. Class B(a)(b)	808	11,053
Micromet Inc.(a)(b)	1,929	9,259
Momenta Pharmaceuticals Inc.(a)(b)	1,918	22,057
Myriad Genetics Inc.(a)	3,549	66,508
Nektar Therapeutics(a)	2,985	14,477
Novavax Inc.(a)(b)	2,728	4,392
Nymox Pharmaceutical Corp.(a)(b)	663	5,423
OncoGenex Pharmaceutical Inc.(a)(b)	407	3,989
Oncothyreon Inc.(a)(b)	1,230	7,355
Optimer Pharmaceuticals Inc.(a)(b)	1,922	26,600
Orexigen Therapeutics Inc.(a)	1,178	2,344
Pacific Biosciences of California Inc.(a)	310	995
PDL BioPharma Inc.	4,774	26,496
Peregrine Pharmaceuticals Inc.(a)(b)	2,810	3,063
PharmAthene Inc.(a)(b)	1,477	2,600
Regeneron Pharmaceuticals Inc.(a)	3,028	176,230
RTI Biologics Inc.(a)	128	421
Sangamo BioSciences Inc.(a)(b)	2,170	9,439
Savient Pharmaceuticals Inc.(a)(b)	2,092	8,577
Seattle Genetics Inc.(a)(b)	4,004	76,316
Sequenom Inc.(a)(b)	2,854	14,527
Sunesis Pharmaceuticals Inc.(a)	1,100	1,353
Transcept Pharmaceuticals Inc.(a)	167	1,106
Trius Therapeutics Inc.(a)(b)	266	1,676
Vertex Pharmaceuticals Inc.(a)(b)	7,598	338,415
Vical Inc.(a)(b)	2,654	6,582
ZIOPHARM Oncology Inc.(a)(b)	2,419	10,668

		4,258,048

BUILDING MATERIALS – 0.11%
AAON Inc.(b)	783	12,332
Armstrong World Industries Inc.	82	2,824
Broadwind Energy Inc.(a)	1,295	414
Drew Industries Inc.	297	5,934
Eagle Materials Inc.	1,495	24,892
Interline Brands Inc.(a)	118	1,519
Lennox International Inc.	2,208	56,922
Martin Marietta Materials Inc.	889	56,203
Masco Corp.	14,842	105,675
Trex Co. Inc.(a)(b)	648	10,387
USG Corp.(a)(b)	2,098	14,120

		291,222

CHEMICALS – 2.90%
A. Schulman Inc.	62	1,053
Air Products and Chemicals Inc.	8,808	672,667
Airgas Inc.	3,258	207,926
Albemarle Corp.	3,825	154,530
American Vanguard Corp.	153	1,707
Balchem Corp.	1,191	44,436

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Celanese Corp. Series A	6,521	$212,128
CF Industries Holdings Inc.	2,488	306,994
Chemtura Corp.(a)	2,448	24,553
Codexis Inc.(a)(b)	1,021	4,666
E.I. du Pont de Nemours and Co.	38,634	1,544,201
Eastman Chemical Co.	2,962	202,986
Ecolab Inc.	9,661	472,326
FMC Corp.	2,994	207,065
H.B. Fuller Co.	138	2,514
Hawkins Inc.	359	11,431
Huntsman Corp.	1,553	15,018
Innophos Holdings Inc.	904	36,043
Innospec Inc.(a)(b)	879	21,281
International Flavors & Fragrances Inc.	3,358	188,787
Intrepid Potash Inc.(a)	2,170	53,968
KMG Chemicals Inc.	263	3,240
Kraton Performance Polymers Inc.(a)	1,159	18,753
Kronos Worldwide Inc.	908	14,601
LyondellBasell Industries NV Class A	885	21,621
Mosaic Co. (The)	11,473	561,833
NewMarket Corp.	374	56,799
NL Industries Inc.	264	3,308
Olin Corp.	1,993	35,894
OMNOVA Solutions Inc.(a)	1,877	6,720
PolyOne Corp.	2,802	30,009
PPG Industries Inc.	6,581	465,013
Praxair Inc.	12,609	1,178,689
Quaker Chemical Corp.	405	10,498
Rockwood Holdings Inc.(a)	2,717	91,536
Sherwin-Williams Co. (The)	3,732	277,362
Sigma-Aldrich Corp.	5,057	312,472
Solutia Inc.(a)	5,068	65,124
TPC Group Inc.(a)(b)	353	7,088
Valspar Corp. (The)	506	15,792
W.R. Grace & Co.(a)	2,742	91,309
Westlake Chemical Corp.	180	6,170
Zep Inc.	915	13,743

		7,673,854

COAL – 0.38%
Alpha Natural Resources Inc.(a)	5,320	94,111
Arch Coal Inc.	917	13,370
Cloud Peak Energy Inc.(a)	524	8,882
CONSOL Energy Inc.	9,428	319,892
Hallador Energy Co.(b)	176	1,506
Patriot Coal Corp.(a)	3,534	29,898
Peabody Energy Corp.	11,245	380,980
SunCoke Energy Inc.(a)	265	2,915
Walter Energy Inc.	2,599	155,966
Westmoreland Coal Co.(a)	110	854

		1,008,374

COMMERCIAL SERVICES – 2.76%
Aaron’s Inc.	2,418	61,055
ABM Industries Inc.	607	11,569
Accretive Health Inc.(a)(b)	1,664	35,327
Advance America Cash Advance Centers Inc.	269	1,980
Advisory Board Co. (The)(a)(b)	662	42,719
Alliance Data Systems Corp.(a)(b)	2,116	196,153
American Public Education Inc.(a)	745	25,330
AMN Healthcare Services Inc.(a)	747	2,996
Apollo Group Inc. Class A(a)	5,022	198,921
Arbitron Inc.	1,126	37,248

Security	Shares	Value
Avis Budget Group Inc.(a)	4,354	$42,103
Booz Allen Hamilton Holding Corp.(a)	463	6,885
Bridgepoint Education Inc.(a)(b)	740	12,906
Capella Education Co.(a)(b)	656	18,617
Cardtronics Inc.(a)	1,791	41,050
Cass Information Systems Inc.	342	10,619
CDI Corp.	67	716
Cenveo Inc.(a)	1,209	3,639
Chemed Corp.	884	48,585
Coinstar Inc.(a)(b)	1,302	52,080
Consolidated Graphics Inc.(a)(b)	373	13,626
Corporate Executive Board Co. (The)	1,426	42,495
CorVel Corp.(a)	258	10,965
CoStar Group Inc.(a)(b)	1,054	54,776
CRA International Inc.(a)	71	1,421
Deluxe Corp.	2,134	39,692
DeVry Inc.	2,314	85,525
DFC Global Corp.(a)	1,798	39,286
Dollar Thrifty Automotive Group Inc.(a)(b)	1,217	68,517
Electro Rent Corp.	316	4,364
Equifax Inc.	273	8,392
Essex Rental Corp.(a)	87	214
ExamWorks Group Inc.(a)	1,122	11,422
ExlService Holdings Inc.(a)(b)	676	14,872
Exponent Inc.(a)(b)	576	23,806
FleetCor Technologies Inc.(a)	613	16,097
Forrester Research Inc.	609	19,799
Gartner Inc.(a)	4,030	140,526
Genpact Ltd.(a)	4,045	58,208
Grand Canyon Education Inc.(a)	1,182	19,089
Green Dot Corp. Class A(a)	922	28,877
H&E Equipment Services Inc.(a)	552	4,554
H&R Block Inc.	7,441	99,040
Hackett Group Inc. (The)(a)(b)	813	3,033
Healthcare Services Group Inc.	2,744	44,288
HealthSpring Inc.(a)	1,527	55,674
Heartland Payment Systems Inc.	1,596	31,473
Heidrick & Struggles International Inc.	62	1,020
Hertz Global Holdings Inc.(a)	10,132	90,175
Hillenbrand Inc.	2,598	47,803
HMS Holdings Corp.(a)	3,511	85,633
Huron Consulting Group Inc.(a)(b)	865	26,927
ICF International Inc.(a)(b)	292	5,493
Insperity Inc.	945	21,026
Intersections Inc.	382	4,909
Iron Mountain Inc.	7,502	237,213
ITT Educational Services Inc.(a)(b)	1,169	67,311
K12 Inc.(a)(b)	1,081	27,522
KAR Auction Services Inc.(a)	235	2,846
Kenexa Corp.(a)(b)	1,086	16,985
Kforce Inc.(a)(b)	1,241	12,174
Korn/Ferry International(a)	107	1,304
Landauer Inc.	393	19,469
Lender Processing Services Inc.	3,579	48,997
MasterCard Inc. Class A	4,458	1,413,899
MAXIMUS Inc.	1,432	49,977
McGrath RentCorp	430	10,230
McKesson Corp.	10,479	761,823
Medifast Inc.(a)(b)	565	9,125
Monro Muffler Brake Inc.	1,267	41,773
Moody’s Corp.	8,306	252,918
Morningstar Inc.	1,013	57,174
Multi-Color Corp.	30	678
National American University Holdings Inc.	367	2,628
National Research Corp.	70	2,320

30

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Odyssey Marine Exploration Inc.(a)(b)	735	$1,808
On Assignment Inc.(a)	178	1,259
PAREXEL International Corp.(a)(b)	2,206	41,760
Pendrell Corp.(a)(b)	3,981	8,957
Pharmaceutical Product Development Inc.	4,152	106,540
PRGX Global Inc.(a)	806	3,804
Providence Service Corp. (The)(a)	105	1,118
Quad Graphics Inc.	91	1,644
Robert Half International Inc.	6,082	129,060
Rollins Inc.	2,644	49,469
RPX Corp.(a)	399	8,263
Saba Software Inc.(a)	1,178	6,785
SAIC Inc.(a)	3,852	45,492
Senomyx Inc.(a)(b)	1,644	5,770
ServiceSource International Inc.(a)	419	5,535
Sotheby’s	2,834	78,133
Standard Parking Corp.(a)(b)	660	10,322
Steiner Leisure Ltd.(a)	623	25,400
Strayer Education Inc.(b)	509	39,025
SuccessFactors Inc.(a)	3,464	79,637
Swisher Hygiene Inc.(a)	3,512	14,224
Team Health Holdings Inc.(a)	1,104	18,128
Team Inc.(a)	806	16,910
TeleTech Holdings Inc.(a)(b)	1,054	16,063
TMS International Corp.(a)	213	1,551
TNS Inc.(a)(b)	1,052	19,778
Towers Watson & Co. Class A	489	29,232
Transcend Services Inc.(a)	364	8,205
TrueBlue Inc.(a)(b)	1,201	13,607
United Rentals Inc.(a)	767	12,916
Universal Technical Institute Inc.(a)	887	12,054
Valassis Communications Inc.(a)	2,043	38,286
Verisk Analytics Inc. Class A(a)	4,154	144,435
Viad Corp.	111	1,885
VirnetX Holding Corp.(a)(b)	1,682	25,213
Visa Inc. Class A	7,021	601,840
VistaPrint NV(a)	1,669	45,113
Weight Watchers International Inc.	1,197	69,725
Western Union Co.	26,277	401,775
Wright Express Corp.(a)(b)	1,600	60,864
Zillow Inc.(a)	42	1,149
Zipcar Inc.(a)(b)	326	5,868

		7,318,483

COMPUTERS – 11.52%
3D Systems Corp.(a)(b)	1,738	24,315
Accenture PLC Class A	26,834	1,413,615
Apple Inc.(a)	38,449	14,655,990
CACI International Inc. Class A(a)(b)	84	4,195
Cadence Design Systems Inc.(a)	11,148	103,007
Carbonite Inc.(a)	219	2,637
Cognizant Technology Solutions Corp. Class A(a)	12,647	792,967
Computer Task Group Inc.(a)	434	4,848
Dell Inc.(a)	50,138	709,453
Digimarc Corp.(a)(b)	261	6,624
Dot Hill Systems Corp.(a)(b)	539	814
DST Systems Inc.	210	9,204
Echelon Corp.(a)	1,452	10,179
Electronics For Imaging Inc.(a)	137	1,845
EMC Corp.(a)	85,580	1,796,324
FactSet Research Systems Inc.	1,922	171,000
Fortinet Inc.(a)	4,972	83,530
Furmanite Corp.(a)(b)	1,537	8,315
Fusion-io Inc.(a)	365	6,935

Security	Shares	Value
iGATE Corp.	1,288	$14,863
IHS Inc. Class A(a)(b)	2,064	154,408
Immersion Corp.(a)	1,078	6,446
International Business Machines Corp.	50,359	8,814,336
Jack Henry & Associates Inc.	3,577	103,661
Limelight Networks Inc.(a)(b)	2,386	5,631
LivePerson Inc.(a)	2,178	21,671
Magma Design Automation Inc.(a)	2,773	12,617
Manhattan Associates Inc.(a)(b)	905	29,937
Maxwell Technologies Inc.(a)	1,178	21,687
Mentor Graphics Corp.(a)	1,777	17,095
MICROS Systems Inc.(a)	3,363	147,669
MTS Systems Corp.	649	19,885
NCI Inc. Class A(a)	54	644
NCR Corp.(a)	5,163	87,203
NetApp Inc.(a)	15,288	518,875
NetScout Systems Inc.(a)(b)	1,550	17,701
OCZ Technology Group Inc.(a)(b)	2,133	10,345
RealD Inc.(a)	1,775	16,596
Riverbed Technology Inc.(a)(b)	6,355	126,846
Silicon Graphics International Corp.(a)(b)	1,290	15,377
STEC Inc.(a)(b)	1,700	17,238
Stratasys Inc.(a)(b)	877	16,260
Super Micro Computer Inc.(a)(b)	1,113	13,946
Sykes Enterprises Inc.(a)	186	2,781
Synaptics Inc.(a)(b)	1,336	31,930
Synopsys Inc.(a)	425	10,353
Syntel Inc.	641	27,685
Teradata Corp.(a)	7,020	375,781
Tyler Technologies Inc.(a)	1,324	33,471
Unisys Corp.(a)	742	11,642
Virtusa Corp.(a)	628	8,290
Wave Systems Corp. Class A(a)(b)	3,430	8,026

		30,526,693

COSMETICS & PERSONAL CARE – 1.10%
Avon Products Inc.	17,879	350,428
Colgate-Palmolive Co.	18,344	1,626,746
Elizabeth Arden Inc.(a)(b)	819	23,292
Estee Lauder Companies Inc. (The) Class A	4,698	412,672
Inter Parfums Inc.	673	10,398
Procter & Gamble Co. (The)	7,786	491,920

		2,915,456

DISTRIBUTION & WHOLESALE – 0.50%
Beacon Roofing Supply Inc.(a)	1,911	30,557
Brightpoint Inc.(a)	1,232	11,347
Chindex International Inc.(a)	199	1,753
Core-Mark Holding Co. Inc.(a)	62	1,899
Fastenal Co.(b)	12,252	407,746
Genuine Parts Co.	1,786	90,729
Houston Wire & Cable Co.	735	8,445
LKQ Corp.(a)	6,102	147,424
MWI Veterinary Supply Inc.(a)	523	35,993
Owens & Minor Inc.	2,156	61,403
Pool Corp.	1,999	52,334
Rentrak Corp.(a)	386	4,860
ScanSource Inc.(a)(b)	168	4,966
United Stationers Inc.	1,232	33,572
W.W. Grainger Inc.	2,364	353,513
Watsco Inc.	1,172	59,889
WESCO International Inc.(a)	840	28,182

		1,334,612

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES – 1.74%
Affiliated Managers Group Inc.(a)	1,553	$121,212
American Express Co.	26,419	1,186,213
Apollo Residential Mortgage Inc.(a)	296	4,854
Artio Global Investors Inc. Class A	1,190	9,472
BGC Partners Inc. Class A	3,138	18,922
BlackRock Inc.(c)	1,759	260,350
CBOE Holdings Inc.	2,179	53,320
Charles Schwab Corp. (The)	43,522	490,493
Cohen & Steers Inc.(b)	610	17,537
Credit Acceptance Corp.(a)(b)	280	18,021
Diamond Hill Investment Group Inc.	104	7,217
Discover Financial Services	2,240	51,386
Duff & Phelps Corp. Class A	1,261	13,442
Eaton Vance Corp.	4,914	109,435
Encore Capital Group Inc.(a)	674	14,727
Epoch Holding Corp.	611	8,291
Evercore Partners Inc. Class A	861	19,631
Federated Investors Inc. Class B(b)	3,038	53,256
Financial Engines Inc.(a)(b)	1,585	28,704
Franklin Resources Inc.	6,020	575,753
GAMCO Investors Inc. Class A	183	7,208
Greenhill & Co. Inc.	1,229	35,137
Higher One Holdings Inc.(a)(b)	1,272	20,695
Imperial Holdings Inc.(a)	620	1,488
IntercontinentalExchange Inc.(a)	3,060	361,876
Ladenburg Thalmann Financial Services Inc.(a)(b)	4,406	6,829
Lazard Ltd. Class A(b)	4,599	97,039
LPL Investment Holdings Inc.(a)	1,192	30,301
MarketAxess Holdings Inc.	1,184	30,808
NASDAQ OMX Group Inc. (The)(a)	626	14,486
Netspend Holdings Inc.(a)(b)	1,232	6,332
NYSE Euronext Inc.	3,354	77,947
Portfolio Recovery Associates Inc.(a)(b)	705	43,865
Pzena Investment Management Inc. Class A	360	1,181
Stifel Financial Corp.(a)	889	23,612
T. Rowe Price Group Inc.	10,798	515,820
TD Ameritrade Holding Corp.	9,071	133,389
Teton Advisors Inc. Class B(a)(d)	3	51
Virtus Investment Partners Inc.(a)	208	11,153
Waddell & Reed Financial Inc. Class A	3,578	89,486
Westwood Holdings Group Inc.	260	8,983
World Acceptance Corp.(a)(b)	629	35,192

		4,615,114

ELECTRIC – 0.07%
Ameresco Inc. Class A(a)(b)	731	7,427
Atlantic Power Corp.(a)	212	3,008
EnerNOC Inc.(a)(b)	303	2,727
ITC Holdings Corp.	2,117	163,919
Otter Tail Corp.	75	1,373

		178,454

ELECTRICAL COMPONENTS & EQUIPMENT – 0.67%
A123 Systems Inc.(a)(b)	659	2,267
Active Power Inc.(a)(b)	3,313	4,274
AMETEK Inc.	6,686	220,438
Belden Inc.	1,679	43,301
Capstone Turbine Corp.(a)(b)	10,201	10,201

Security	Shares	Value
Coleman Cable Inc.(a)(b)	344	$2,910
Emerson Electric Co.	31,240	1,290,524
EnerSys Inc.(a)	609	12,192
Generac Holdings Inc.(a)	382	7,185
General Cable Corp.(a)	1,123	26,222
GrafTech International Ltd.(a)	286	3,632
Graham Corp.	412	6,856
Insteel Industries Inc.	44	443
Littelfuse Inc.	824	33,133
Power-One Inc.(a)(b)	2,653	11,939
PowerSecure International Inc.(a)(b)	118	558
SatCon Technology Corp.(a)(b)	3,446	3,274
Universal Display Corp.(a)(b)	1,593	76,368
Valence Technology Inc.(a)	1,323	1,376
Vicor Corp.	806	7,053

		1,764,146

ELECTRONICS – 0.93%
Agilent Technologies Inc.(a)	14,454	451,688
American Science and Engineering Inc.	377	23,016
Amphenol Corp. Class A	7,318	298,355
Analogic Corp.	387	17,574
Arrow Electronics Inc.(a)	682	18,946
Badger Meter Inc.	523	15,130
Brady Corp. Class A	173	4,572
Coherent Inc.(a)	742	31,876
Cubic Corp.	294	11,487
Cymer Inc.(a)(b)	310	11,526
Daktronics Inc.	272	2,334
DDi Corp.	221	1,600
Dolby Laboratories Inc. Class A(a)(b)	2,198	60,313
Electro Scientific Industries Inc.(a)	82	975
FARO Technologies Inc.(a)(b)	682	21,517
FEI Co.(a)(b)	1,482	44,401
FLIR Systems Inc.	6,620	165,831
Fluidigm Corp.(a)	270	3,761
Garmin Ltd.(b)	310	9,849
Gentex Corp.	5,969	143,554
II-VI Inc.(a)(b)	2,149	37,608
Jabil Circuit Inc.	6,595	117,325
Kemet Corp.(a)	90	644
LeCroy Corp.(a)(b)	682	5,388
Measurement Specialties Inc.(a)(b)	620	16,095
Mettler-Toledo International Inc.(a)(b)	1,339	187,406
Multi-Fineline Electronix Inc.(a)	62	1,236
National Instruments Corp.	3,770	86,182
NVE Corp.(a)(b)	192	11,647
OSI Systems Inc.(a)(b)	607	20,347
OYO Geospace Corp.(a)	189	10,639
Plexus Corp.(a)(b)	1,346	30,447
Pulse Electronics Corp.	1,723	4,928
Rofin-Sinar Technologies Inc.(a)(b)	558	10,714
Rogers Corp.(a)(b)	223	8,726
SRS Labs Inc.(a)	490	3,508
Stoneridge Inc.(a)(b)	1,094	5,711
Taser International Inc.(a)(b)	2,517	10,848
Thomas & Betts Corp.(a)	530	21,152
Trimble Navigation Ltd.(a)	5,124	171,910
TTM Technologies Inc.(a)	512	4,869
Viasystems Group Inc.(a)	12	211
Waters Corp.(a)	3,821	288,447
Watts Water Technologies Inc. Class A	111	2,958
Woodward Inc.	2,543	69,678
Zagg Inc.(a)(b)	922	9,146

32

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Zygo Corp.(a)	106	$1,225

		2,477,300

ENERGY – ALTERNATE SOURCES – 0.08%
Amyris Inc.(a)(b)	730	14,775
Clean Energy Fuels Corp.(a)(b)	2,048	22,774
Covanta Holding Corp.	315	4,785
First Solar Inc.(a)(b)	2,476	156,508
FuelCell Energy Inc.(a)(b)	5,146	4,322
FutureFuel Corp.	281	2,923
Gevo Inc.(a)	246	1,370
KiOR Inc. Class A(a)	252	5,227
Solazyme Inc.(a)	343	3,296
Syntroleum Corp.(a)(b)	3,915	3,367

		219,347

ENGINEERING & CONSTRUCTION – 0.22%
AECOM Technology Corp.(a)	2,212	39,086
Argan Inc.(a)	62	631
Chicago Bridge & Iron Co. NV	2,398	68,655
Dycom Industries Inc.(a)	243	3,718
Fluor Corp.	7,254	337,674
KBR Inc.	413	9,759
McDermott International Inc.(a)	8,610	92,643
Mistras Group Inc.(a)	609	10,694
MYR Group Inc.(a)	789	13,918

		576,778

ENTERTAINMENT – 0.15%
Bally Technologies Inc.(a)	1,670	45,057
Churchill Downs Inc.	140	5,464
Cinemark Holdings Inc.	3,497	66,023
International Game Technology	6,386	92,789
Lions Gate Entertainment Corp.(a)(b)	1,900	13,110
National CineMedia Inc.	2,292	33,257
Pinnacle Entertainment Inc.(a)	153	1,389
Regal Entertainment Group Class A	1,115	13,090
Scientific Games Corp. Class A(a)	1,267	9,021
Shuffle Master Inc.(a)	1,806	15,188
Six Flags Entertainment Corp.	1,728	47,900
Vail Resorts Inc.	1,178	44,517

		386,805

ENVIRONMENTAL CONTROL – 0.33%
Calgon Carbon Corp.(a)	1,864	27,158
Casella Waste Systems Inc. Class A(a)	916	4,818
Clean Harbors Inc.(a)(b)	1,965	100,804
Darling International Inc.(a)	4,852	61,087
EnergySolutions Inc.(a)	718	2,534
Fuel Tech Inc.(a)(b)	713	4,150
Heritage-Crystal Clean Inc.(a)	190	3,450
Met-Pro Corp.	46	395
Metalico Inc.(a)(b)	958	3,736
Mine Safety Appliances Co.	1,127	30,384
Nalco Holding Co.	5,102	178,468
Rentech Inc.(a)(b)	9,537	7,441
Stericycle Inc.(a)(b)	3,579	288,897
Tetra Tech Inc.(a)	528	9,895
TRC Companies Inc.(a)	734	2,209
US Ecology Inc.	714	11,046

Security	Shares	Value
Waste Connections Inc.	4,129	$139,643
WCA Waste Corp.(a)	54	229

		876,344

FOOD – 1.82%
Arden Group Inc. Class A	30	2,385
B&G Foods Inc. Class A	1,141	19,032
Cal-Maine Foods Inc.	39	1,226
Calavo Growers Inc.	490	10,055
Campbell Soup Co.	5,612	181,660
Chefs’ Warehouse Holdings LLC(a)	243	2,858
ConAgra Foods Inc.	2,139	51,807
Corn Products International Inc.	2,584	101,396
Diamond Foods Inc.(b)	918	73,247
Dole Food Co. Inc.(a)	282	2,820
Flowers Foods Inc.	4,641	90,314
Fresh Market Inc. (The)(a)(b)	1,172	44,723
General Mills Inc.	20,001	769,438
H.J. Heinz Co.	7,806	394,047
Hain Celestial Group Inc.(a)(b)	364	11,120
Hershey Co. (The)	4,725	279,909
Hormel Foods Corp.	3,027	81,790
J&J Snack Foods Corp.	589	28,301
Kellogg Co.	9,562	508,603
Kroger Co. (The)	18,873	414,451
Lifeway Foods Inc.(a)(b)	186	1,985
M&F Worldwide Corp.(a)	26	640
McCormick & Co. Inc. NVS	3,761	173,608
Ruddick Corp.	1,098	42,811
Sara Lee Corp.	20,233	330,810
Smart Balance Inc.(a)	1,123	6,626
Sysco Corp.	24,239	627,790
Tootsie Roll Industries Inc.	914	22,046
TreeHouse Foods Inc.(a)(b)	867	53,615
United Natural Foods Inc.(a)(b)	2,008	74,376
Whole Foods Market Inc.	6,443	420,792

		4,824,281

FOREST PRODUCTS & PAPER – 0.29%
Deltic Timber Corp.	442	26,379
International Paper Co.	3,843	89,350
Neenah Paper Inc.	310	4,396
Plum Creek Timber Co. Inc.(b)	4,084	141,756
Potlatch Corp.	897	28,273
Rayonier Inc.	5,082	186,967
Rock-Tenn Co. Class A	2,871	139,760
Temple-Inland Inc.	1,174	36,828
Weyerhaeuser Co.	6,478	100,733
Xerium Technologies Inc.(a)(b)	452	4,732

		759,174

GAS – 0.01%
National Fuel Gas Co.	501	24,389
South Jersey Industries Inc.	215	10,696

		35,085

HAND & MACHINE TOOLS – 0.05%
Franklin Electric Co. Inc.	906	32,870
Kennametal Inc.	400	13,096
Lincoln Electric Holdings Inc.	2,152	62,429

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Snap-on Inc.	434	$19,270

		127,665

HEALTH CARE – PRODUCTS – 3.89%
Abaxis Inc.(a)(b)	930	21,306
ABIOMED Inc.(a)(b)	1,307	14,416
Accuray Inc.(a)(b)	2,496	10,034
Align Technology Inc.(a)	2,542	38,562
Arthrocare Corp.(a)	1,134	32,625
AtriCure Inc.(a)(b)	578	5,630
Atrion Corp.	67	13,895
Bacterin International Holdings Inc.(a)(b)	930	1,860
Baxter International Inc.	21,336	1,197,803
Becton, Dickinson and Co.	9,094	666,772
BG Medicine Inc.(a)	282	1,001
BIOLASE Technology Inc.(a)(b)	277	831
Bruker Corp.(a)(b)	3,516	47,572
C.R. Bard Inc.	3,568	312,343
Caliper Life Sciences Inc.(a)	1,953	20,448
CardioNet Inc.(a)	310	930
Cardiovascular Systems Inc.(a)	557	6,344
CareFusion Corp.(a)	2,905	69,575
Cepheid Inc.(a)	2,556	99,250
Cerus Corp.(a)(b)	1,679	3,559
Columbia Laboratories Inc.(a)(b)	2,754	5,370
Conceptus Inc.(a)(b)	1,299	13,601
Cooper Companies Inc. (The)	520	41,158
Covidien PLC	11,005	485,321
Cyberonics Inc.(a)	1,178	33,337
Delcath Systems Inc.(a)(b)	2,049	6,844
DENTSPLY International Inc.	2,384	73,165
DexCom Inc.(a)	2,787	33,444
Edwards Lifesciences Corp.(a)	4,771	340,077
Endologix Inc.(a)	2,034	20,421
Exactech Inc.(a)(b)	251	3,534
Female Health Co. (The)	768	3,133
Gen-Probe Inc.(a)	1,988	113,813
Haemonetics Corp.(a)(b)	1,059	61,930
Hanger Orthopedic Group Inc.(a)	726	13,714
Hansen Medical Inc.(a)(b)	1,937	6,431
HeartWare International Inc.(a)(b)	498	32,076
Henry Schein Inc.(a)	2,028	125,756
Hill-Rom Holdings Inc.	2,375	71,298
ICU Medical Inc.(a)(b)	122	4,490
IDEXX Laboratories Inc.(a)	2,379	164,080
Insulet Corp.(a)(b)	1,911	29,162
Intuitive Surgical Inc.(a)	1,632	594,505
Invacare Corp.	62	1,428
IRIS International Inc.(a)	530	4,754
Johnson & Johnson	23,241	1,480,684
Kensey Nash Corp.(a)(b)	351	8,600
Kinetic Concepts Inc.(a)	2,099	138,303
Luminex Corp.(a)	1,561	34,607
MAKO Surgical Corp.(a)(b)	1,322	45,239
Masimo Corp.	2,171	47,002
Medical Action Industries Inc.(a)(b)	303	1,530
MEDTOX Scientific Inc.	310	4,058
Medtronic Inc.	38,383	1,275,851
Merge Healthcare Inc.(a)	2,157	13,136
Meridian Bioscience Inc.	1,696	26,695
Merit Medical Systems Inc.(a)(b)	1,719	22,588
Metabolix Inc.(a)(b)	1,013	4,437
Microvision Inc.(a)(b)	4,359	2,965
Natus Medical Inc.(a)(b)	625	5,944

Security	Shares	Value
Neoprobe Corp.(a)(b)	4,185	$12,388
NuVasive Inc.(a)	1,649	28,148
NxStage Medical Inc.(a)	1,849	38,570
OraSure Technologies Inc.(a)(b)	1,930	15,363
Orthofix International NV(a)(b)	749	25,848
Patterson Companies Inc.	1,699	48,642
PSS World Medical Inc.(a)	2,294	45,169
Quidel Corp.(a)(b)	1,178	19,284
ResMed Inc.(a)(b)	6,389	183,939
Rockwell Medical Technologies Inc.(a)(b)	670	5,467
Sirona Dental Systems Inc.(a)	2,340	99,239
SonoSite Inc.(a)	586	17,779
Spectranetics Corp.(a)(b)	1,385	9,889
St. Jude Medical Inc.	13,671	494,754
Staar Surgical Co.(a)(b)	1,323	10,319
Stereotaxis Inc.(a)(b)	1,825	2,026
Steris Corp.	2,452	71,770
Stryker Corp.	13,031	614,151
Symmetry Medical Inc.(a)(b)	379	2,926
Synergetics USA Inc.(a)(b)	929	5,007
Synovis Life Technologies Inc.(a)(b)	472	7,882
TECHNE Corp.	1,550	105,416
Thoratec Corp.(a)	2,374	77,487
Tornier NV(a)(b)	434	8,893
Unilife Corp.(a)(b)	2,356	9,895
Uroplasty Inc.(a)	748	3,628
Varian Medical Systems Inc.(a)(b)	4,865	253,758
Vascular Solutions Inc.(a)	698	7,992
Volcano Corp.(a)(b)	2,168	64,238
West Pharmaceutical Services Inc.	763	28,307
Young Innovations Inc.	73	2,081
Zoll Medical Corp.(a)	913	34,457

		10,313,949

HEALTH CARE – SERVICES – 0.69%
Air Methods Corp.(a)	466	29,670
Alliance Healthcare Services Inc.(a)(b)	1,018	1,161
AMERIGROUP Corp.(a)	1,207	47,085
Bio-Reference Laboratories Inc.(a)(b)	1,022	18,815
Brookdale Senior Living Inc.(a)	3,518	44,116
Capital Senior Living Corp.(a)	370	2,283
Centene Corp.(a)	1,302	37,328
Continucare Corp.(a)	1,097	6,999
Covance Inc.(a)	2,519	114,489
DaVita Inc.(a)	3,968	248,675
Emeritus Corp.(a)(b)	1,270	17,907
Ensign Group Inc. (The)	682	15,761
HCA Holdings Inc.(a)	3,352	67,576
Health Management Associates Inc. Class A(a)(b)	10,490	72,591
IPC The Hospitalist Co. Inc.(a)(b)	682	24,341
Laboratory Corp. of America Holdings(a)	4,160	328,848
LHC Group Inc.(a)	37	631
Lincare Holdings Inc.	3,921	88,222
MEDNAX Inc.(a)(b)	1,997	125,092
Metropolitan Health Networks Inc.(a)	1,700	7,718
Molina Healthcare Inc.(a)	696	10,746
Neostem Inc.(a)(b)	1,423	925
Quest Diagnostics Inc.	5,998	296,061
RadNet Inc.(a)	1,267	3,091
Select Medical Holdings Corp.(a)	423	2,821
Skilled Healthcare Group Inc. Class A(a)(b)	62	224
Sunrise Senior Living Inc.(a)(b)	1,785	8,265
Tenet Healthcare Corp.(a)	1,116	4,609
U.S. Physical Therapy Inc.	488	9,038

34

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Universal Health Services Inc. Class B	3,749	$127,466
Vanguard Health Systems Inc.(a)	445	4,521
WellCare Health Plans Inc.(a)(b)	1,768	67,149

		1,834,224

HOLDING COMPANIES – DIVERSIFIED – 0.01%
Heckmann Corp.(a)(b)	1,888	9,988
Horizon Pharma Inc.	197	1,377
Primoris Services Corp.	963	10,073

		21,438

HOME BUILDERS – 0.00%
Winnebago Industries Inc.(a)(b)	1,203	8,325

		8,325

HOME FURNISHINGS – 0.11%
DTS Inc.(a)	719	17,853
Ethan Allen Interiors Inc.	350	4,764
Harman International Industries Inc.	1,919	54,845
Skullcandy Inc.(a)	141	1,992
Tempur-Pedic International Inc.(a)	2,863	150,622
TiVo Inc.(a)	4,940	46,140
Universal Electronics Inc.(a)(b)	239	3,917

		280,133

HOUSEHOLD PRODUCTS & WARES – 0.62%
A.T. Cross Co. Class A(a)(b)	362	4,083
American Greetings Corp. Class A	95	1,758
Avery Dennison Corp.	278	6,972
Church & Dwight Co. Inc.	3,461	152,976
Clorox Co. (The)	314	20,828
Fossil Inc.(a)	2,173	176,143
Kimberly-Clark Corp.	14,305	1,015,798
Oil-Dri Corp. of America	42	780
Scotts Miracle-Gro Co. (The) Class A	1,629	72,654
Spectrum Brands Holdings Inc.(a)	553	13,062
Tupperware Brands Corp.	2,608	140,154
WD-40 Co.	696	27,729

		1,632,937

HOUSEWARES – 0.03%
Libbey Inc.(a)(b)	817	8,611
National Presto Industries Inc.	210	18,251
Toro Co. (The)	1,293	63,706

		90,568

INSURANCE – 0.04%
AmTrust Financial Services Inc.	127	2,827
Crawford & Co. Class B	1,063	5,698
Erie Indemnity Co. Class A	1,151	81,928
Flagstone Reinsurance Holdings SA	126	977
Greenlight Capital Re Ltd. Class A(a)	264	5,476
Hallmark Financial Services Inc.(a)	198	1,459
State Auto Financial Corp.	69	907
Validus Holdings Ltd.	435	10,840

		110,112

Security	Shares	Value
INTERNET – 5.05%
1-800-FLOWERS.COM Inc.(a)	62	$144
AboveNet Inc.	959	51,402
Active Network Inc. (The)(a)	511	7,537
Akamai Technologies Inc.(a)	7,106	141,267
Amazon.com Inc.(a)	15,112	3,267,668
Ancestry.com Inc.(a)(b)	1,307	30,715
Archipelago Learning Inc.(a)(b)	251	2,108
Ariba Inc.(a)(b)	4,008	111,062
Bankrate Inc.(a)	701	10,662
Blue Coat Systems Inc.(a)	679	9,425
Blue Nile Inc.(a)(b)	537	18,945
Boingo Wireless Inc.(a)	182	1,301
BroadSoft Inc.(a)	930	28,226
Cogent Communications Group Inc.(a)	1,911	25,703
comScore Inc.(a)	1,316	22,201
Constant Contact Inc.(a)(b)	1,219	21,077
DealerTrack Holdings Inc.(a)	1,469	23,019
Dice Holdings Inc.(a)	2,011	15,726
Digital River Inc.(a)	202	4,187
eBay Inc.(a)	26,156	771,340
ePlus Inc.(a)	13	321
Equinix Inc.(a)	1,954	173,574
eResearchTechnology Inc.(a)(b)	1,054	4,701
Expedia Inc.	4,710	121,283
F5 Networks Inc.(a)	3,366	239,154
FriendFinder Networks Inc.(a)	229	421
Global Sources Ltd.(a)(b)	442	2,992
Google Inc. Class A(a)	10,464	5,382,472
HealthStream Inc.(a)	639	8,198
HomeAway Inc.(a)	218	7,329
ICG Group Inc.(a)	105	967
InfoSpace Inc.(a)	192	1,605
interCLICK Inc.(a)	848	4,706
Internap Network Services Corp.(a)	1,866	9,181
IntraLinks Holdings Inc.(a)	1,320	9,913
j2 Global Communications Inc.(b)	1,912	51,433
Keynote Systems Inc.	573	12,107
LinkedIn Corp.(a)(b)	373	29,124
Lionbridge Technologies Inc.(a)	2,547	6,266
Liquidity Services Inc.(a)(b)	783	25,111
LoopNet Inc.(a)	682	11,683
Move Inc.(a)(b)	6,510	9,440
Netflix Inc.(a)	2,187	247,481
NIC Inc.	2,658	30,434
NutriSystem Inc.	1,100	13,321
OpenTable Inc.(a)(b)	974	44,814
Openwave Systems Inc.(a)	1,054	1,644
Overstock.com Inc.(a)(b)	478	4,431
Pandora Media Inc.(a)	372	5,450
Perficient Inc.(a)	703	5,146
Priceline.com Inc.(a)	2,064	927,685
Quepasa Corp.(a)(b)	287	987
QuinStreet Inc.(a)(b)	137	1,418
Rackspace Hosting Inc.(a)	4,278	146,051
ReachLocal Inc.(a)(b)	418	4,544
Responsys Inc.(a)	395	4,258
RightNow Technologies Inc.(a)(b)	1,026	33,909
S1 Corp.(a)	310	2,843
Sapient Corp.	4,526	45,894
Shutterfly Inc.(a)	1,234	50,816
Sourcefire Inc.(a)(b)	1,178	31,523
SPS Commerce Inc.(a)	346	5,636

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Stamps.com Inc.	434	$8,871
Support.com Inc.(a)(b)	1,247	2,469
Symantec Corp.(a)	31,409	511,967
TechTarget Inc.(a)(b)	424	2,421
TeleCommunication Systems Inc.(a)(b)	806	2,781
TIBCO Software Inc.(a)	6,879	154,021
Towerstream Corp.(a)	1,677	4,293
Travelzoo Inc.(a)(b)	227	4,992
US Auto Parts Network Inc.(a)	612	3,103
ValueClick Inc.(a)(b)	3,267	50,835
Vasco Data Security International Inc.(a)	1,121	5,728
VeriSign Inc.	7,030	201,128
Vocus Inc.(a)(b)	729	12,218
Web.com Group Inc.(a)	1,201	8,383
WebMD Health Corp.(a)(b)	2,446	73,747
Websense Inc.(a)(b)	1,673	28,943
XO Group Inc.(a)(b)	748	6,111
Zix Corp.(a)(b)	2,755	7,356

		13,373,348

IRON & STEEL – 0.25%
AK Steel Holding Corp.	925	6,050
Allegheny Technologies Inc.	4,420	163,496
Carpenter Technology Corp.	1,819	81,655
Cliffs Natural Resources Inc.	6,082	311,216
Metals USA Holdings Corp.(a)	479	4,287
Reliance Steel & Aluminum Co.	444	15,100
Schnitzer Steel Industries Inc. Class A	265	9,752
Steel Dynamics Inc.	6,610	65,571

		657,127

LEISURE TIME – 0.26%
Ambassadors Group Inc.	313	1,793
Brunswick Corp.	3,688	51,779
Harley-Davidson Inc.	9,841	337,842
Interval Leisure Group Inc.(a)(b)	1,674	22,298
Life Time Fitness Inc.(a)	1,586	58,444
Marine Products Corp.(a)(b)	197	674
Polaris Industries Inc.	2,706	135,219
Royal Caribbean Cruises Ltd.	3,125	67,625
Town Sports International Holdings Inc.(a)	357	2,592

		678,266

LODGING – 0.64%
Ameristar Casinos Inc.	1,332	21,379
Choice Hotels International Inc.	95	2,823
Hyatt Hotels Corp. Class A(a)	90	2,823
Las Vegas Sands Corp.(a)	16,302	625,019
Marriott International Inc. Class A	11,593	315,793
MGM Resorts International(a)	3,228	29,988
Morgans Hotel Group Co.(a)(b)	310	1,857
Starwood Hotels & Resorts Worldwide Inc.	8,124	315,374
Wynn Resorts Ltd.	3,296	379,304

		1,694,360

MACHINERY – 2.10%
Alamo Group Inc.	20	416
Albany International Corp. Class A	217	3,960
Altra Holdings Inc.(a)	1,113	12,877
Applied Industrial Technologies Inc.	1,759	47,774

Security	Shares	Value
Babcock & Wilcox Co. (The)(a)	4,878	$95,365
Cascade Corp.	22	735
Caterpillar Inc.	26,813	1,979,872
Cognex Corp.	1,409	38,198
Columbus McKinnon Corp.(a)(b)	632	6,927
Cummins Inc.	8,157	666,101
Deere & Co.	17,444	1,126,359
DXP Enterprises Inc.(a)	359	6,760
Flow International Corp.(a)(b)	1,726	3,814
Flowserve Corp.	2,123	157,102
Gardner Denver Inc.	2,175	138,221
Global Power Equipment Group Inc.(a)(b)	324	7,540
Gorman-Rupp Co. (The)	627	15,481
Graco Inc.	2,519	85,999
IDEX Corp.	3,076	95,848
iRobot Corp.(a)(b)	984	24,757
Joy Global Inc.	4,366	272,351
Kadant Inc.(a)(b)	135	2,398
Lindsay Corp.	524	28,191
Manitowoc Co. Inc. (The)	5,464	36,663
Middleby Corp. (The)(a)	781	55,029
Nordson Corp.	2,520	100,145
Park-Ohio Holdings Corp.(a)	342	4,107
Rockwell Automation Inc.	6,014	336,784
Sauer-Danfoss Inc.(a)(b)	478	13,814
Tennant Co.	802	28,367
Twin Disc Inc.	348	9,281
Wabtec Corp.	2,004	105,952
Zebra Technologies Corp. Class A(a)	2,269	70,203

		5,577,391

MACHINERY – DIVERSIFIED – 0.02%
Chart Industries Inc.(a)(b)	1,215	51,237

		51,237
MANUFACTURING – 2.87%
3M Co.	26,097	1,873,504
Actuant Corp. Class A	447	8,828
Acuity Brands Inc.	1,798	64,800
AZZ Inc.	523	20,277
Blount International Inc.(a)(b)	2,021	27,001
Brink’s Co. (The)	1,674	39,021
Carlisle Companies Inc.	203	6,472
CLARCOR Inc.	1,986	82,181
Colfax Corp.(a)	1,022	20,706
Cooper Industries PLC	4,505	207,771
Danaher Corp.	22,825	957,280
Donaldson Co. Inc.	3,186	174,593
Dover Corp.	6,028	280,905
Eaton Corp.	5,399	191,664
EnPro Industries Inc.(a)(b)	368	10,922
ESCO Technologies Inc.	289	7,369
Fabrinet(a)(b)	843	15,764
Federal Signal Corp.	215	950
GP Strategies Corp.(a)	186	1,858
Handy & Harman Ltd.(a)	39	393
Harsco Corp.	300	5,817
Hexcel Corp.(a)(b)	3,431	76,031
Honeywell International Inc.	32,742	1,437,701
Illinois Tool Works Inc.	17,316	720,346
Ingersoll-Rand PLC	10,940	307,305
Koppers Holdings Inc.	852	21,820
Lancaster Colony Corp.	780	47,588

36

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Leggett & Platt Inc.	4,447	$88,006
LSB Industries Inc.(a)	763	21,875
Matthews International Corp. Class A	468	14,396
Myers Industries Inc.	94	954
Pall Corp.	4,841	205,258
Parker Hannifin Corp.	2,791	176,196
PMFG Inc.(a)(b)	725	11,433
Polypore International Inc.(a)(b)	1,619	91,506
Raven Industries Inc.	750	36,150
Roper Industries Inc.	3,981	274,331
Smith & Wesson Holding Corp.(a)(b)	844	2,127
SPX Corp.	574	26,008
Standex International Corp.	88	2,739
Sturm, Ruger & Co. Inc.	787	20,446
Textron Inc.	671	11,836

		7,592,128

MEDIA – 2.61%
Acacia Research Corp.(a)	1,778	63,990
AMC Networks Inc. Class A(a)	2,253	71,983
Belo Corp. Class A	1,134	5,545
Cablevision NY Group Class A	9,082	142,860
CBS Corp. Class B NVS	4,292	87,471
Charter Communications Inc. Class A(a)	2,407	112,744
Comcast Corp. Class A	49,976	1,044,498
Crown Media Holdings Inc. Class A(a)(b)	316	452
Cumulus Media Inc. Class A(a)(b)	189	537
Demand Media Inc.(a)	322	2,576
DG FastChannel Inc.(a)	872	14,780
DIRECTV Class A(a)	31,910	1,348,198
Discovery Communications Inc. Series A(a)	11,592	436,091
DISH Network Corp. Class A(a)	6,233	156,199
Entravision Communications Corp. Class A(a)	1,217	1,241
John Wiley & Sons Inc. Class A	1,956	86,886
Liberty Global Inc. Series A(a)	11,548	417,807
Lin TV Corp. Class A(a)	90	196
McGraw-Hill Companies Inc. (The)	10,437	427,917
Nexstar Broadcasting Group Inc.(a)	79	522
Nielsen Holdings NV(a)	2,880	75,110
Scripps Networks Interactive Inc. Class A	3,885	144,406
Sinclair Broadcast Group Inc. Class A	135	968
Sirius XM Radio Inc.(a)(b)	164,461	248,336
Thomson Reuters Corp.	7,380	199,555
Time Warner Cable Inc.	13,982	876,252
Value Line Inc.	47	540
Viacom Inc. Class B NVS	24,319	942,118
World Wrestling Entertainment Inc. Class A	1,012	9,017

		6,918,795

METAL FABRICATE & HARDWARE – 0.47%
Ampco-Pittsburgh Corp.	34	695
CIRCOR International Inc.	445	13,070
Dynamic Materials Corp.	558	8,788
Haynes International Inc.	395	17,163
Mueller Industries Inc.	209	8,065
NN Inc.(a)	691	3,490
Omega Flex Inc.(a)	118	1,569
Precision Castparts Corp.	5,963	927,008
RBC Bearings Inc.(a)(b)	718	24,405
Sun Hydraulics Corp.	870	17,731
Timken Co. (The)	3,093	101,512
TriMas Corp.(a)(b)	1,054	15,652
Valmont Industries Inc.	953	74,277

Security	Shares	Value
Worthington Industries Inc.	1,484	$20,731

		1,234,156

MINING – 0.81%
Allied Nevada Gold Corp.(a)	3,730	133,571
AMCOL International Corp.	1,012	24,278
Coeur d’Alene Mines Corp.(a)	229	4,910
Compass Minerals International Inc.	1,365	91,155
Freeport-McMoRan Copper & Gold Inc.	39,371	1,198,847
General Moly Inc.(a)(b)	2,790	8,091
Globe Specialty Metals Inc.	2,614	37,955
Gold Resource Corp.(b)	1,178	19,614
Golden Minerals Co.(a)(b)	1,077	8,013
Hecla Mining Co.(a)	11,580	62,069
Horsehead Holding Corp.(a)	84	623
Kaiser Aluminum Corp.	298	13,195
Materion Corp.(a)(b)	62	1,406
Midway Gold Corp.(a)	3,814	7,666
Molycorp Inc.(a)	2,346	77,113
Noranda Aluminium Holding Corp.(a)	936	7,816
Paramount Gold and Silver Corp.(a)(b)	4,858	11,465
Revett Minerals Inc.(a)	568	2,192
Royal Gold Inc.	2,254	144,391
RTI International Metals Inc.(a)	172	4,011
Southern Copper Corp.	7,091	177,204
Stillwater Mining Co.(a)	4,278	36,363
Titanium Metals Corp.	1,890	28,312
United States Lime & Minerals Inc.(a)	24	958
Ur-Energy Inc.(a)	3,519	3,167
Uranerz Energy Corp.(a)(b)	2,670	3,658
Uranium Energy Corp.(a)(b)	2,954	8,094
Uranium Resources Inc.(a)(b)	3,875	2,641
US Gold Corp.(a)(b)	4,374	17,540
Vista Gold Corp.(a)	458	1,530

		2,137,848

MISCELLANEOUS – MANUFACTURING – 0.01%
John Bean Technologies Corp.	1,109	15,814

		15,814

OFFICE FURNISHINGS – 0.05%
CompX International Inc.	5	64
Herman Miller Inc.	2,377	42,453
HNI Corp.	1,854	35,467
Interface Inc. Class A	2,176	25,807
Knoll Inc.	1,983	27,167
Steelcase Inc. Class A	387	2,442

		133,400
OIL & GAS – 6.93%
Abraxas Petroleum Corp.(a)(b)	3,410	9,002
Alon USA Energy Inc.	356	2,182
Anadarko Petroleum Corp.	3,140	197,977
Apache Corp.	4,598	368,944
Apco Oil and Gas International Inc.(b)	379	28,205
Approach Resources Inc.(a)(b)	672	11,417
Atlas Energy Inc. Escrow(a)(d)	2,658	266
ATP Oil & Gas Corp.(a)(b)	1,844	14,217
Atwood Oceanics Inc.(a)	677	23,262
Berry Petroleum Co. Class A	2,140	75,713

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Bill Barrett Corp.(a)	152	$5,508
BPZ Resources Inc.(a)(b)	1,028	2,848
Brigham Exploration Co.(a)	4,846	122,410
Cabot Oil & Gas Corp.	4,351	269,370
Callon Petroleum Co.(a)	1,623	6,281
Carrizo Oil & Gas Inc.(a)	1,614	34,782
Cheniere Energy Inc.(a)(b)	3,405	17,536
Chevron Corp.	4,773	441,598
Cimarex Energy Co.	960	53,472
Clayton Williams Energy Inc.(a)(b)	244	10,446
Cobalt International Energy Inc.(a)	4,566	35,204
Concho Resources Inc.(a)	4,304	306,187
Contango Oil & Gas Co.(a)(b)	507	27,738
Continental Resources Inc.(a)	1,736	83,970
Crosstex Energy Inc.	1,505	20,287
CVR Energy Inc.(a)	3,645	77,055
Denbury Resources Inc.(a)	13,973	160,689
Diamond Offshore Drilling Inc.	1,345	73,625
Energy XXI (Bermuda) Ltd.(a)	3,125	67,031
EOG Resources Inc.	11,158	792,330
EQT Corp.	2,202	117,499
Evolution Petroleum Corp.(a)	672	4,744
EXCO Resources Inc.	5,654	60,611
Exxon Mobil Corp.	151,154	10,978,315
Forest Oil Corp.(a)	3,696	53,222
FX Energy Inc.(a)	2,170	8,962
GeoResources Inc.(a)	319	5,675
GMX Resources Inc.(a)(b)	805	1,827
Goodrich Petroleum Corp.(a)(b)	1,069	12,636
Gulfport Energy Corp.(a)(b)	1,767	42,726
Helmerich & Payne Inc.	3,683	149,530
HollyFrontier Corp.	7,950	208,449
Houston American Energy Corp.(b)	684	9,412
Hyperdynamics Corp.(a)(b)	6,449	23,861
Isramco Inc.(a)	50	2,890
Kodiak Oil & Gas Corp.(a)(b)	8,621	44,915
Kosmos Energy Ltd.(a)	1,150	13,467
Magnum Hunter Resources Corp.(a)(b)	4,620	15,292
McMoRan Exploration Co.(a)	4,070	40,415
Murphy Oil Corp.	1,225	54,096
Newfield Exploration Co.(a)	3,248	128,913
Noble Energy Inc.	1,487	105,280
Northern Oil and Gas Inc.(a)(b)	2,619	50,782
Oasis Petroleum Inc.(a)	2,466	55,066
Occidental Petroleum Corp.	9,732	695,838
Panhandle Oil and Gas Inc.	310	8,795
Patterson-UTI Energy Inc.	707	12,259
PetroQuest Energy Inc.(a)	515	2,833
Pioneer Drilling Co.(a)	2,087	14,985
Pioneer Natural Resources Co.	3,949	259,726
QEP Resources Inc.	5,750	155,653
Quicksilver Resources Inc.(a)(b)	317	2,403
Range Resources Corp.	6,673	390,104
Resolute Energy Corp.(a)(b)	1,920	21,811
Rex Energy Corp.(a)	1,238	15,661
Rosetta Resources Inc.(a)(b)	2,193	75,044
Rowan Companies Inc.(a)	872	26,326
SandRidge Energy Inc.(a)(b)	16,999	94,514
SM Energy Co.	2,131	129,245
Southwestern Energy Co.(a)	14,454	481,752
Stone Energy Corp.(a)(b)	2,037	33,020
Triangle Petroleum Corp.(a)	855	3,069
Ultra Petroleum Corp.(a)	6,386	177,020
VAALCO Energy Inc.(a)(b)	253	1,230
Venoco Inc.(a)	293	2,581

Security	Shares	Value
Voyager Oil & Gas Inc.(a)	1,424	$2,990
W&T Offshore Inc.	1,440	19,814
Warren Resources Inc.(a)	456	1,094
Western Refining Inc.(a)	2,048	25,518
Whiting Petroleum Corp.(a)	4,898	171,822
Zion Oil & Gas Inc.(a)(b)	1,262	2,474

		18,355,718

OIL & GAS SERVICES – 2.54%
Baker Hughes Inc.	7,191	331,937
Basic Energy Services Inc.(a)	1,000	14,160
C&J Energy Services Inc.(a)	258	4,241
Cal Dive International Inc.(a)	2,431	4,643
Cameron International Corp.(a)	7,527	312,672
CARBO Ceramics Inc.	794	81,409
Complete Production Services Inc.(a)(b)	3,278	61,790
Core Laboratories NV	1,894	170,138
Dawson Geophysical Co.(a)	86	2,028
Dresser-Rand Group Inc.(a)(b)	3,338	135,289
Dril-Quip Inc.(a)(b)	1,429	77,037
Flotek Industries Inc.(a)	2,065	9,643
FMC Technologies Inc.(a)	9,985	375,436
Geokinetics Inc.(a)(b)	436	1,055
Global Geophysical Services Inc.(a)	752	5,993
Gulf Island Fabrication Inc.	82	1,696
Halliburton Co.	38,028	1,160,615
ION Geophysical Corp.(a)(b)	5,445	25,755
Key Energy Services Inc.(a)(b)	4,640	44,034
Lufkin Industries Inc.	1,266	67,364
Matrix Service Co.(a)(b)	175	1,489
Mitcham Industries Inc.(a)	310	3,472
Newpark Resources Inc.(a)(b)	248	1,510
Oceaneering International Inc.	4,500	159,030
Oil States International Inc.(a)	1,792	91,249
RPC Inc.	1,782	29,082
Schlumberger Ltd.	56,420	3,369,967
Superior Energy Services Inc.(a)	3,340	87,642
Targa Resources Corp.	682	20,289
Tesco Corp.(a)	1,017	11,797
Tetra Technologies Inc.(a)(b)	333	2,571
Thermon Group Holdings Inc.(a)	420	5,804
Tidewater Inc.	139	5,845
Willbros Group Inc.(a)	310	1,293
World Fuel Services Corp.	1,674	54,656

		6,732,631

PACKAGING & CONTAINERS – 0.23%
AEP Industries Inc.(a)(b)	193	4,285
Astronics Corp.(a)	388	10,961
Ball Corp.	7,006	217,326
Crown Holdings Inc.(a)	6,510	199,271
Graphic Packaging Holding Co.(a)	5,787	19,965
Packaging Corp. of America	3,818	88,959
Silgan Holdings Inc.	2,046	75,170

		615,937

PHARMACEUTICALS – 4.56%
Abbott Laboratories	60,684	3,103,380
Achillion Pharmaceuticals Inc.(a)	1,922	9,072
Acura Pharmaceuticals Inc.(a)(b)	440	1,496
Akorn Inc.(a)(b)	2,321	18,127
Alimera Sciences Inc.(a)	462	3,696

38

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Alkermes PLC(a)(b)	3,951	$60,292
Allergan Inc.	12,668	1,043,590
Allos Therapeutics Inc.(a)	2,640	4,858
Alnylam Pharmaceuticals Inc.(a)	1,528	10,039
AmerisourceBergen Corp.	11,414	425,400
Amicus Therapeutics Inc.(a)(b)	658	2,527
Ampio Pharmaceuticals Inc.(a)(b)	816	5,426
Amylin Pharmaceuticals Inc.(a)	5,419	50,017
Anacor Pharmaceuticals Inc.(a)	443	2,525
Antares Pharma Inc.(a)(b)	3,640	8,445
Anthera Pharmaceuticals Inc.(a)	862	4,112
Ardea Biosciences Inc.(a)(b)	689	10,762
Array BioPharma Inc.(a)	1,051	2,060
Auxilium Pharmaceuticals Inc.(a)(b)	1,983	29,725
AVANIR Pharmaceuticals Inc. Class A(a)(b)	4,624	13,225
AVI BioPharma Inc.(a)(b)	5,625	6,300
BioMarin Pharmaceutical Inc.(a)	4,597	146,506
BioScrip Inc.(a)	1,284	8,166
BioSpecifics Technologies Corp.(a)(b)	200	3,228
Cadence Pharmaceuticals Inc.(a)(b)	1,571	10,290
Cardinal Health Inc.	7,286	305,138
Catalyst Health Solutions Inc.(a)(b)	1,770	102,111
Chelsea Therapeutics International Ltd.(a)	2,170	7,920
Corcept Therapeutics Inc.(a)(b)	1,698	5,264
Cubist Pharmaceuticals Inc.(a)	2,486	87,806
Dendreon Corp.(a)	6,042	54,378
Depomed Inc.(a)(b)	2,224	12,010
DURECT Corp.(a)	3,113	5,012
Dusa Pharmaceuticals Inc.(a)(b)	1,016	3,759
Dyax Corp.(a)(b)	3,352	4,224
Dynavax Technologies Corp.(a)(b)	5,126	9,534
Eli Lilly and Co.	14,065	519,983
Emergent BioSolutions Inc.(a)	1,012	15,615
Endo Pharmaceuticals Holdings Inc.(a)	4,879	136,563
Endocyte Inc.(a)	714	7,568
Express Scripts Inc.(a)	20,292	752,224
Gilead Sciences Inc.(a)	32,710	1,269,148
Herbalife Ltd.	4,968	266,285
Hi-Tech Pharmacal Co. Inc.(a)(b)	134	4,502
Hospira Inc.(a)	5,854	216,598
Idenix Pharmaceuticals Inc.(a)(b)	631	3,149
Impax Laboratories Inc.(a)	2,470	44,238
Infinity Pharmaceuticals Inc.(a)(b)	798	5,626
Ironwood Pharmaceuticals Inc. Class A(a)	2,089	22,561
Isis Pharmaceuticals Inc.(a)(b)	4,133	28,022
ISTA Pharmaceuticals Inc.(a)	1,330	4,588
Jazz Pharmaceuticals Inc.(a)	921	38,240
K-V Pharmaceutical Co. Class A(a)	1,419	1,916
Keryx Biopharmaceuticals Inc.(a)	2,865	8,595
Lannett Co. Inc.(a)(b)	203	777
MannKind Corp.(a)(b)	3,199	12,124
MAP Pharmaceuticals Inc.(a)(b)	911	13,319
Mead Johnson Nutrition Co. Class A	1,549	106,618
Medco Health Solutions Inc.(a)	16,618	779,218
Medicines Co. (The)(a)	1,275	18,972
Medicis Pharmaceutical Corp. Class A	2,109	76,936
Medivation Inc.(a)	1,302	22,108
Mylan Inc.(a)	16,562	281,554
Nabi Biopharmaceuticals(a)	1,835	3,083
Nature’s Sunshine Products Inc.(a)	459	6,463
Neogen Corp.(a)(b)	958	33,262
Neurocrine Biosciences Inc.(a)	1,463	8,749
NPS Pharmaceuticals Inc.(a)	3,562	23,189
Obagi Medical Products Inc.(a)	771	6,993
Omega Protein Corp.(a)	73	663

Security	Shares	Value
Onyx Pharmaceuticals Inc.(a)	2,629	$78,896
Opko Health Inc.(a)(b)	4,520	19,572
Osiris Therapeutics Inc.(a)(b)	685	3,507
Pacira Pharmaceuticals Inc.(a)	197	1,956
Pain Therapeutics Inc.(a)	1,534	7,302
Par Pharmaceutical Companies Inc.(a)	1,046	27,845
Pernix Therapeutics Holdings(a)(b)	138	1,217
Perrigo Co.	3,454	335,418
PetMed Express Inc.	900	8,100
Pharmacyclics Inc.(a)(b)	1,909	22,583
Pharmasset Inc.(a)	3,088	254,359
POZEN Inc.(a)(b)	1,054	2,540
Progenics Pharmaceuticals Inc.(a)(b)	904	5,189
Questcor Pharmaceuticals Inc.(a)	2,198	59,917
Raptor Pharmaceutical Corp.(a)	1,988	8,966
Rigel Pharmaceuticals Inc.(a)	2,170	15,971
Sagent Pharmaceuticals Inc.(a)	279	5,647
Salix Pharmaceuticals Ltd.(a)	2,418	71,573
Santarus Inc.(a)	2,206	6,155
Schiff Nutrition International Inc.(a)	144	1,596
SciClone Pharmaceuticals Inc.(a)(b)	1,426	5,433
SIGA Technologies Inc.(a)(b)	1,426	4,663
Spectrum Pharmaceuticals Inc.(a)	2,164	16,511
Star Scientific Inc.(a)(b)	3,928	9,074
Sucampo Pharmaceuticals Inc.(a)(b)	529	1,973
SXC Health Solutions Corp.(a)(b)	2,588	144,152
Synta Pharmaceuticals Corp.(a)(b)	962	3,127
Synutra International Inc.(a)(b)	739	3,931
Targacept Inc.(a)	1,142	17,130
Theravance Inc.(a)(b)	2,391	48,155
United Therapeutics Corp.(a)	2,150	80,603
USANA Health Sciences Inc.(a)(b)	286	7,865
Vanda Pharmaceuticals Inc.(a)	1,090	5,395
VIVUS Inc.(a)(b)	3,689	29,770
Warner Chilcott PLC Class A(a)	6,408	91,634
Watson Pharmaceuticals Inc.(a)	4,956	338,247
XenoPort Inc.(a)(b)	1,197	7,062
Zalicus Inc.(a)(b)	1,869	1,833
Zogenix Inc.(a)	1,217	2,227

		12,076,963

PIPELINES – 0.25%
El Paso Corp.	30,080	525,799
Kinder Morgan Inc.(b)	4,836	125,204
ONEOK Inc.	328	21,661

		672,664

REAL ESTATE – 0.09%
CBRE Group Inc.(a)	12,207	164,306
HFF Inc. Class A(a)	1,199	10,479
Jones Lang LaSalle Inc.	1,381	71,550

		246,335

REAL ESTATE INVESTMENT TRUSTS – 1.60%
Acadia Realty Trust	341	6,377
AG Mortgage Investment Trust Inc.	45	841
Alexander’s Inc.	84	30,326
American Assets Trust Inc.	1,265	22,707
American Campus Communities Inc.(b)	1,248	46,438
American Capital Mortgage Investment Corp.	57	952
Apartment Investment and Management Co. Class A	3,361	74,345
Associated Estates Realty Corp.	85	1,314

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Boston Properties Inc.	4,967	$442,560
Camden Property Trust	2,120	117,151
CBL & Associates Properties Inc.	1,922	21,834
Cogdell Spencer Inc.	487	1,836
Corporate Office Properties Trust	930	20,255
Digital Realty Trust Inc.(b)	4,185	230,845
DuPont Fabros Technology Inc.(b)	930	18,312
EastGroup Properties Inc.	517	19,718
Equity Lifestyle Properties Inc.(b)	868	54,424
Equity Residential	895	46,424
Essex Property Trust Inc.	755	90,630
Extra Space Storage Inc.	1,517	28,262
Federal Realty Investment Trust	1,964	161,853
FelCor Lodging Trust Inc.(a)(b)	2,577	6,004
Getty Realty Corp.	494	7,123
Gladstone Commercial Corp.	231	3,622
Glimcher Realty Trust	3,939	27,888
Highwoods Properties Inc.	2,295	64,857
Home Properties Inc.	2,000	113,520
Investors Real Estate Trust(b)	589	4,241
Kilroy Realty Corp.	1,189	37,216
LTC Properties Inc.(b)	211	5,343
Macerich Co. (The)	1,936	82,532
Mid-America Apartment Communities Inc.	1,525	91,835
National Health Investors Inc.(b)	440	18,537
Newcastle Investment Corp.	4,128	16,801
Omega Healthcare Investors Inc.	3,992	63,593
PS Business Parks Inc.	148	7,332
Public Storage	5,500	612,425
Sabra Healthcare REIT Inc.	423	4,035
Saul Centers Inc.	310	10,481
Simon Property Group Inc.	9,962	1,095,621
Strategic Hotels & Resorts Inc.(a)	1,830	7,887
Tanger Factory Outlet Centers Inc.	3,575	92,986
UDR Inc.	702	15,542
Universal Health Realty Income Trust(b)	261	8,772
Urstadt Biddle Properties Inc. Class A(b)	121	1,932
Ventas Inc.	6,414	316,852
Vornado Realty Trust	837	62,457
Washington Real Estate Investment Trust(b)	691	19,472

		4,236,310

RETAIL – 8.27%
99 Cents Only Stores(a)	220	4,052
Abercrombie & Fitch Co. Class A	3,132	192,806
Advance Auto Parts Inc.	3,061	177,844
Aeropostale Inc.(a)	3,335	36,051
AFC Enterprises Inc.(a)(b)	1,031	12,197
America’s Car-Mart Inc.(a)	192	5,572
ANN Inc.(a)	2,164	49,426
Ascena Retail Group Inc.(a)	2,604	70,490
AutoNation Inc.(a)(b)	834	27,339
AutoZone Inc.(a)	1,108	353,663
Bed Bath & Beyond Inc.(a)	10,354	593,388
Big Lots Inc.(a)	937	32,636
Biglari Holdings Inc.(a)	5	1,482
BJ’s Restaurants Inc.(a)	998	44,022
BJ’s Wholesale Club Inc.(a)	224	11,478
Body Central Corp.(a)	486	8,826
Bravo Brio Restaurant Group Inc.(a)	805	13,395
Brinker International Inc.	3,243	67,844
Buckle Inc. (The)	1,117	42,960
Buffalo Wild Wings Inc.(a)	761	45,508
Caribou Coffee Co. Inc.(a)	248	2,931

Security	Shares	Value
CarMax Inc.(a)	1,550	$36,967
Carrols Restaurant Group Inc.(a)	525	4,673
Casey’s General Stores Inc.	1,569	68,487
Cash America International Inc.	413	21,129
Cato Corp. (The) Class A	1,150	25,944
CEC Entertainment Inc.	817	23,260
Cheesecake Factory Inc. (The)(a)	2,399	59,135
Chico’s FAS Inc.	4,868	55,641
Chipotle Mexican Grill Inc.(a)(b)	1,295	392,320
Conn’s Inc.(a)	39	280
Copart Inc.(a)	2,323	90,876
Cost Plus Inc.(a)(b)	499	3,144
Costco Wholesale Corp.	18,175	1,492,531
Cracker Barrel Old Country Store Inc.	902	36,152
Darden Restaurants Inc.	5,682	242,905
Denny’s Corp.(a)(b)	2,968	9,883
Destination Maternity Corp.	439	5,650
Dick’s Sporting Goods Inc.(a)	3,904	130,628
DineEquity Inc.(a)	644	24,788
Dollar General Corp.(a)	4,107	155,080
Dollar Tree Inc.(a)	5,080	381,559
Domino’s Pizza Inc.(a)	973	26,514
DSW Inc. Class A	823	38,006
Dunkin’ Brands Group Inc.(a)	916	25,373
Einstein Noah Restaurant Group Inc.	210	2,694
Express Inc.	2,294	46,545
EZCORP Inc.(a)(b)	1,941	55,396
Family Dollar Stores Inc.	5,098	259,284
Finish Line Inc. (The) Class A	660	13,193
First Cash Financial Services Inc.(a)(b)	1,302	54,619
Francesca’s Holdings Corp.(a)	140	2,969
Genesco Inc.(a)	95	4,895
GNC Holdings Inc. Class A(a)	942	18,953
Gordmans Stores Inc.(a)(b)	205	2,454
hhgregg Inc.(a)(b)	48	468
Hibbett Sports Inc.(a)	1,138	38,567
Home Depot Inc. (The)	40,049	1,316,411
HSN Inc.(a)	1,662	55,062
J. Crew Group Inc. Escrow(a)(d)	2,573	0
Jack in the Box Inc.(a)	107	2,131
Jamba Inc.(a)(b)	2,733	3,526
Jos. A. Bank Clothiers Inc.(a)(b)	1,149	53,578
Kenneth Cole Productions Inc. Class A(a)	94	1,009
Kohl’s Corp.	9,470	464,977
Krispy Kreme Doughnuts Inc.(a)	2,418	16,491
Limited Brands Inc.	10,361	399,002
Lumber Liquidators Holdings Inc.(a)(b)	955	14,420
Macy’s Inc.	2,184	57,483
McDonald’s Corp.	43,141	3,788,643
Men’s Wearhouse Inc. (The)	364	9,493
MSC Industrial Direct Co. Inc. Class A	1,859	104,959
New York & Co. Inc.(a)	62	198
Nordstrom Inc.	6,787	310,030
Nu Skin Enterprises Inc. Class A	2,276	92,224
O’Reilly Automotive Inc.(a)	5,746	382,856
P.F. Chang’s China Bistro Inc.	866	23,590
Panera Bread Co. Class A(a)	1,212	125,975
Pantry Inc. (The)(a)	62	752
Papa John’s International Inc.(a)(b)	812	24,685
PetSmart Inc.	4,735	201,948
Pier 1 Imports Inc.(a)	1,289	12,606
PriceSmart Inc.	737	45,930
PVH Corp.	369	21,491
Red Robin Gourmet Burgers Inc.(a)	483	11,635
Rite Aid Corp.(a)	1,707	1,673

40

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
Ross Stores Inc.	4,898	$385,424
rue21 Inc.(a)(b)	621	14,090
Ruth’s Hospitality Group Inc.(a)	246	1,055
Sally Beauty Holdings Inc.(a)	3,652	60,623
Select Comfort Corp.(a)	2,013	28,122
Sonic Corp.(a)	2,557	18,078
Starbucks Corp.	31,155	1,161,770
Systemax Inc.(a)	28	356
Target Corp.	1,517	74,394
Teavana Holdings Inc.(a)	100	2,034
Texas Roadhouse Inc.	2,434	32,177
Tiffany & Co.	5,325	323,866
Titan Machinery Inc.(a)	201	3,598
TJX Companies Inc. (The)	16,049	890,238
Tractor Supply Co.	2,996	187,400
Ulta Salon, Cosmetics & Fragrance Inc.(a)	1,882	117,117
Under Armour Inc. Class A(a)	1,512	100,412
Urban Outfitters Inc.(a)	4,987	111,310
Vera Bradley Inc.(a)	815	29,381
Vitamin Shoppe Inc.(a)	1,033	38,676
Wal-Mart Stores Inc.	56,074	2,910,241
Walgreen Co.	35,916	1,181,277
Williams-Sonoma Inc.	2,272	69,955
Winmark Corp.	93	4,298
Yum! Brands Inc.	19,350	955,696
Zumiez Inc.(a)	882	15,444

		21,904,682

SAVINGS & LOANS – 0.02%
BofI Holding Inc.(a)	23	310
Clifton Savings Bancorp Inc.	38	348
Hudson City Bancorp Inc.	1,982	11,218
Investors Bancorp Inc.(a)	269	3,397
People’s United Financial Inc.	2,918	33,265
Westfield Financial Inc.	310	2,043

		50,581

SEMICONDUCTORS – 2.53%
Advanced Analogic Technologies Inc.(a)	372	1,611
Advanced Micro Devices Inc.(a)	25,688	130,495
Aeroflex Holding Corp.(a)	817	7,435
Altera Corp.	13,396	422,376
Amtech Systems Inc.(a)	372	2,976
Analog Devices Inc.	12,457	389,281
Applied Materials Inc.	3,439	35,594
Applied Micro Circuits Corp.(a)(b)	2,218	11,911
Atmel Corp.(a)	17,743	143,186
ATMI Inc.(a)	69	1,092
Avago Technologies Ltd.	7,976	261,373
AXT Inc.(a)	558	2,812
Broadcom Corp. Class A(a)	22,283	741,801
Cabot Microelectronics Corp.(a)(b)	216	7,428
Cavium Inc.(a)(b)	2,011	54,317
CEVA Inc.(a)(b)	951	23,119
Cirrus Logic Inc.(a)(b)	2,747	40,491
Cree Inc.(a)(b)	270	7,015
Cypress Semiconductor Corp.(a)	6,969	104,326
Diodes Inc.(a)	1,461	26,181
eMagin Corp.(a)	716	1,883
Entegris Inc.(a)	1,804	11,510
Entropic Communications Inc.(a)	3,547	14,649
Exar Corp.(a)(b)	141	805
Freescale Semiconductor Holdings I Ltd.(a)	1,120	12,354

Security	Shares	Value
GT Advanced Technologies Inc.(a)(b)	5,221	$36,651
Hittite Microwave Corp.(a)(b)	1,302	63,407
Inphi Corp.(a)	849	7,446
Integrated Device Technology Inc.(a)	3,953	20,358
Intersil Corp. Class A	2,592	26,672
IPG Photonics Corp.(a)	1,146	49,782
IXYS Corp.(a)	660	7,181
KLA-Tencor Corp.	5,384	206,100
Kopin Corp.(a)(b)	1,038	3,560
Lam Research Corp.(a)	5,194	197,268
Lattice Semiconductor Corp.(a)	1,506	7,906
Linear Technology Corp.	9,472	261,901
LSI Corp.(a)	7,184	37,213
LTX-Credence Corp.(a)	1,104	5,840
Maxim Integrated Products Inc.	12,307	287,122
MaxLinear Inc.(a)(b)	668	4,315
MEMC Electronic Materials Inc.(a)	5,649	29,601
Micrel Inc.	2,088	19,773
Microchip Technology Inc.	7,937	246,920
Microsemi Corp.(a)(b)	3,580	57,208
Mindspeed Technologies Inc.(a)(b)	755	3,926
MIPS Technologies Inc.(a)	1,546	7,483
Monolithic Power Systems Inc.(a)(b)	949	9,661
MoSys Inc.(a)(b)	1,351	4,945
NetLogic Microsystems Inc.(a)	2,830	136,151
NVIDIA Corp.(a)	24,994	312,425
OmniVision Technologies Inc.(a)	1,901	26,690
ON Semiconductor Corp.(a)	18,418	132,057
Pericom Semiconductor Corp.(a)(b)	118	874
PMC-Sierra Inc.(a)	558	3,337
Power Integrations Inc.	1,190	36,426
QLogic Corp.(a)(b)	3,538	44,862
Rambus Inc.(a)(b)	4,068	56,952
Rovi Corp.(a)	4,710	202,436
Rubicon Technology Inc.(a)	725	7,924
Semtech Corp.(a)(b)	2,702	57,012
Silicon Image Inc.(a)(b)	2,600	15,262
Silicon Laboratories Inc.(a)(b)	1,661	55,660
Skyworks Solutions Inc.(a)	7,840	140,650
Texas Instruments Inc.	30,648	816,769
TriQuint Semiconductor Inc.(a)(b)	6,807	34,171
Ultra Clean Holdings Inc.(a)	937	4,020
Ultratech Inc.(a)	1,049	17,990
Varian Semiconductor Equipment Associates Inc.(a)	3,130	191,399
Veeco Instruments Inc.(a)(b)	1,178	28,743
Volterra Semiconductor Corp.(a)	1,021	19,634
Xilinx Inc.	11,031	302,691

		6,702,395

SOFTWARE – 7.89%
ACI Worldwide Inc.(a)(b)	1,388	38,226
Actuate Corp.(a)	1,371	7,568
Adobe Systems Inc.(a)	20,971	506,869
Advent Software Inc.(a)	1,360	28,356
Allscripts Healthcare Solutions Inc.(a)	6,360	114,607
American Reprographics Co.(a)	218	732
American Software Inc. Class A	936	6,786
ANSYS Inc.(a)	3,831	187,872
Aspen Technology Inc.(a)	3,512	53,628
athenahealth Inc.(a)(b)	1,464	87,181
Autodesk Inc.(a)	9,559	265,549
Automatic Data Processing Inc.	20,770	979,305
Blackbaud Inc.	1,843	41,044
Blackboard Inc.(a)	1,472	65,739

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
BMC Software Inc.(a)	7,376	$284,419
Bottomline Technologies Inc.(a)(b)	1,500	30,210
Broadridge Financial Solutions Inc.	4,827	97,216
Callidus Software Inc.(a)	1,243	5,730
Cerner Corp.(a)	5,905	404,611
Citrix Systems Inc.(a)	7,824	426,643
CommVault Systems Inc.(a)(b)	1,822	67,523
Computer Programs and Systems Inc.	454	30,032
Compuware Corp.(a)	6,634	50,816
Concur Technologies Inc.(a)	1,850	68,857
Convio Inc.(a)	502	4,222
Cornerstone OnDemand Inc.(a)	470	5,894
CSG Systems International Inc.(a)	682	8,620
Deltek Inc.(a)(b)	926	5,565
DemandTec Inc.(a)	1,336	8,737
Digi International Inc.(a)	173	1,903
Dun & Bradstreet Corp. (The)	2,068	126,686
DynaVox Inc.(a)(b)	310	1,116
Ebix Inc.(a)(b)	812	11,936
Electronic Arts Inc.(a)	13,797	282,149
Ellie Mae Inc.(a)	347	1,929
Emdeon Inc. Class A(a)	62	1,165
Envestnet Inc.(a)	800	8,000
EPIQ Systems Inc.	89	1,115
ePocrates Inc.(a)	240	2,162
Fair Isaac Corp.	959	20,935
FalconStor Software Inc.(a)(b)	1,277	3,729
Fiserv Inc.(a)	4,783	242,833
Geeknet Inc.(a)(b)	186	3,761
Global Payments Inc.	3,349	135,266
Glu Mobile Inc.(a)	1,738	3,667
Guidance Software Inc.(a)	571	3,706
inContact Inc.(a)	1,171	4,040
Informatica Corp.(a)	4,388	179,689
InnerWorkings Inc.(a)(b)	1,063	8,334
Interactive Intelligence Group Inc.(a)(b)	587	15,937
Intuit Inc.(a)	12,579	596,748
JDA Software Group Inc.(a)	321	7,524
MedAssets Inc.(a)(b)	1,621	15,578
Medidata Solutions Inc.(a)	873	14,352
MedQuist Holdings Inc.(a)	1,304	9,858
Microsoft Corp.	308,543	7,679,635
MicroStrategy Inc. Class A(a)(b)	339	38,670
MoneyGram International Inc.(a)	3,162	7,367
Monotype Imaging Holdings Inc.(a)(b)	1,482	17,977
MSCI Inc. Class A(a)	5,024	152,378
NetSuite Inc.(a)	1,130	30,521
Nuance Communications Inc.(a)	9,945	202,480
Omnicell Inc.(a)	665	9,164
OPNET Technologies Inc.	594	20,737
Oracle Corp.	159,701	4,589,807
Parametric Technology Corp.(a)	4,935	75,900
Paychex Inc.	12,391	326,751
PDF Solutions Inc.(a)(b)	919	3,750
Pegasystems Inc.(b)	683	20,907
Progress Software Corp.(a)(b)	1,655	29,045
PROS Holdings Inc.(a)(b)	894	11,524
QAD Inc. Class A(a)	306	3,271
QLIK Technologies Inc.(a)	2,914	63,117
Quality Systems Inc.	809	78,473
Quest Software Inc.(a)	780	12,386
RealPage Inc.(a)	1,259	25,747
Red Hat Inc.(a)	8,034	339,517
Renaissance Learning Inc.	186	3,121
Salesforce.com Inc.(a)(b)	5,566	636,082

Security	Shares	Value
SciQuest Inc.(a)	513	$7,664
SeaChange International Inc.(a)(b)	540	4,158
SEI Investments Co.	6,039	92,880
SolarWinds Inc.(a)	2,363	52,033
Solera Holdings Inc.	2,949	148,924
Synchronoss Technologies Inc.(a)	1,093	27,227
Take-Two Interactive Software Inc.(a)	3,041	38,682
Taleo Corp. Class A(a)	1,698	43,673
Tangoe Inc.(a)	313	3,540
Ultimate Software Group Inc. (The)(a)(b)	1,066	49,804
VeriFone Systems Inc.(a)	4,231	148,170
Verint Systems Inc.(a)	879	23,109
VMware Inc. Class A(a)	3,519	282,857

		20,887,723
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	399	6,559
Wesco Aircraft Holdings Inc.(a)	333	3,640

		10,199
TELECOMMUNICATIONS – 3.17%
8x8 Inc.(a)(b)	2,571	10,464
Acme Packet Inc.(a)	2,245	95,615
ADTRAN Inc.	2,675	70,781
Alaska Communications Systems Group Inc.(b)	381	2,499
American Tower Corp. Class A(a)	16,486	886,947
Anaren Inc.(a)	62	1,187
Anixter International Inc.	619	29,365
Aruba Networks Inc.(a)(b)	3,534	73,896
Atlantic Tele-Network Inc.	86	2,828
Calix Inc.(a)(b)	1,553	12,113
Cbeyond Inc.(a)(b)	1,163	8,211
Ciena Corp.(a)(b)	3,935	44,072
Cincinnati Bell Inc.(a)	2,385	7,370
Clearwire Corp. Class A(a)(b)	6,452	15,033
Consolidated Communications Holdings Inc.	866	15,631
Crown Castle International Corp.(a)	12,074	491,050
Dialogic Inc.(a)(b)	643	1,190
DigitalGlobe Inc.(a)	1,458	28,329
Extreme Networks Inc.(a)	1,048	2,777
Fairpoint Communications Inc.(a)	62	267
Finisar Corp.(a)	3,715	65,161
General Communication Inc. Class A(a)(b)	1,716	14,071
GeoEye Inc.(a)	59	1,673
Global Crossing Ltd.(a)	806	19,271
Globecomm Systems Inc.(a)(b)	663	8,957
Harmonic Inc.(a)(b)	1,032	4,396
Harris Corp.	1,325	45,275
Hickory Tech Corp.	558	5,368
IDT Corp. Class B	533	10,873
Infinera Corp.(a)	276	2,131
InterDigital Inc.	1,883	87,710
Iridium Communications Inc.(a)(b)	209	1,296
Ixia(a)(b)	1,599	12,264
JDS Uniphase Corp.(a)(b)	9,372	93,439
Juniper Networks Inc.(a)	22,154	382,378
Knology Inc.(a)	1,166	15,135
KVH Industries Inc.(a)	37	293
Leap Wireless International Inc.(a)	546	3,767
LogMeIn Inc.(a)	842	27,963
Loral Space & Communications Inc.(a)	40	2,004
MasTec Inc.(a)(b)	2,347	41,331
Meru Networks Inc.(a)(b)	441	3,594

42

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Security	Shares	Value
MetroPCS Communications Inc.(a)	11,485	$100,034
Motricity Inc.(a)	1,441	2,435
NeoPhotonics Corp.(a)	183	1,259
NETGEAR Inc.(a)(b)	1,521	39,379
NeuStar Inc. Class A(a)	3,097	77,859
Newport Corp.(a)	475	5,135
NII Holdings Inc.(a)	6,212	167,413
Novatel Wireless Inc.(a)	137	414
NTELOS Holdings Corp.	1,247	22,109
Numerex Corp. Class A(a)(b)	399	2,218
Oplink Communications Inc.(a)	338	5,117
PAETEC Holding Corp.(a)	3,674	19,435
Plantronics Inc.	544	15,477
Polycom Inc.(a)	7,378	135,534
Powerwave Technologies Inc.(a)(b)	6,575	11,309
Preformed Line Products Co.	10	458
Procera Networks Inc.(a)	573	5,501
QUALCOMM Inc.	69,417	3,375,749
RF Micro Devices Inc.(a)	1,197	7,589
RigNet Inc.(a)	242	3,879
SBA Communications Corp. Class A(a)(b)	4,738	163,366
Shenandoah Telecommunications Co.	985	10,973
ShoreTel Inc.(a)	1,952	9,721
Sonus Networks Inc.(a)	680	1,476
SureWest Communications	40	419
TeleNav Inc.(a)	644	5,712
tw telecom inc.(a)	5,342	88,250
Verizon Communications Inc.	26,575	977,960
ViaSat Inc.(a)(b)	558	18,587
Virgin Media Inc.	13,224	322,004
Vonage Holdings Corp.(a)	2,444	6,354
Windstream Corp.	11,722	136,679

		8,387,779

TOYS, GAMES & HOBBIES – 0.17%
Hasbro Inc.	5,081	165,692
Mattel Inc.	10,753	278,395

		444,087
TRANSPORTATION – 1.82%
C.H. Robinson Worldwide Inc.	6,877	470,868
CAI International Inc.(a)(b)	472	5,532
Celadon Group Inc.	535	4,751
Con-way Inc.	215	4,758
CSX Corp.	45,835	855,739
Echo Global Logistics Inc.(a)(b)	463	6,158
Expeditors International of Washington Inc.	8,845	358,665
FedEx Corp.	761	51,504
Forward Air Corp.	1,215	30,922
Genesee & Wyoming Inc. Class A(a)(b)	1,646	76,572
Golar LNG Ltd.(b)	1,674	53,200
GulfMark Offshore Inc. Class A(a)(b)	180	6,541
Heartland Express Inc.	2,088	28,313
Hub Group Inc. Class A(a)(b)	1,531	43,281
J.B. Hunt Transport Services Inc.	3,821	138,015
Kansas City Southern Industries Inc.(a)	3,437	171,712
Kirby Corp.(a)(b)	1,574	82,855
Knight Transportation Inc.	2,535	33,741
Landstar System Inc.	1,985	78,527
Marten Transport Ltd.	98	1,690
Old Dominion Freight Line Inc.(a)	1,965	56,926
Pacer International Inc.(a)(b)	146	547
Quality Distribution Inc.(a)	186	1,668

Security	Shares	Value
Roadrunner Transportation Systems Inc.(a)	25	$343
Swift Transportation Co.(a)	951	6,124
Union Pacific Corp.	3,334	272,288
United Parcel Service Inc. Class B	30,559	1,929,801
UTi Worldwide Inc.	3,838	50,048
Werner Enterprises Inc.	267	5,562

		4,826,651
TRUCKING & LEASING – 0.01%
Aircastle Ltd.	242	2,304
TAL International Group Inc.	914	22,795
Textainer Group Holdings Ltd.	469	9,511

		34,610
VENTURE CAPITAL – 0.00%
Fidus Investment Corp.	50	630

		630
WATER – 0.01%
Aqua America Inc.	587	12,662
Pennichuck Corp.	96	2,686

		15,348

TOTAL COMMON STOCKS (Cost: $280,484,742)		264,595,707

SHORT-TERM INVESTMENTS – 4.25%

MONEY MARKET FUNDS – 4.25%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%(c)(e)(f)	10,128,489	10,128,489
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%(c)(e)(f)	857,915	857,915
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(c)(e)	268,930	268,930

		11,255,334

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,255,334)		11,255,334

TOTAL INVESTMENTS IN SECURITIES – 104.14% (Cost: $291,740,076)		275,851,041

SHORT POSITIONS(g) – (0.01)%

COMMON STOCKS – (0.01)%
Lone Pine Resources Inc.(a)	(2,070)	(13,662)

TOTAL SHORT POSITIONS (Proceeds: $13,725)		(13,662)

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

September 30, 2011

Other Assets, Less Liabilities – (4.13)%	$(10,965,054)

NET ASSETS – 100.00%	$264,872,325

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

44

Schedule of Investments (Unaudited)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.84%

ADVERTISING – 0.06%
APAC Customer Services Inc.(a)	215	$1,832
Clear Channel Outdoor Holdings Inc. Class A(a)	1,710	16,006
Harte-Hanks Inc.	1,849	15,680
Interpublic Group of Companies Inc. (The)	12,767	91,922
Lamar Advertising Co. Class A(a)(b)	1,702	28,985
Marchex Inc. Class B	526	4,471
Valuevision Media Inc. Class A(a)	343	809

		159,705

AEROSPACE & DEFENSE – 1.38%
AAR Corp.	1,241	20,687
Alliant Techsystems Inc.	1,310	71,408
BE Aerospace Inc.(a)	223	7,384
Boeing Co. (The)	3,479	210,514
Curtiss-Wright Corp.	1,940	55,930
Ducommun Inc.	440	6,591
Esterline Technologies Corp.(a)(b)	1,273	65,992
GenCorp Inc.(a)(b)	650	2,919
General Dynamics Corp.	13,881	789,690
Goodrich Corp.	3,078	371,453
Kaman Corp.	490	13,647
Kratos Defense & Security Solutions Inc.(a)(b)	1,359	9,133
L-3 Communications Holdings Inc.	4,445	275,457
LMI Aerospace Inc.(a)(b)	190	3,241
Lockheed Martin Corp.	1,520	110,413
Moog Inc. Class A(a)(b)	1,714	55,911
Northrop Grumman Corp.	11,587	604,378
Orbital Sciences Corp.(a)(b)	1,413	18,086
Raytheon Co.	14,892	608,636
Spirit AeroSystems Holdings Inc. Class A(a)(b)	3,929	62,668
Teledyne Technologies Inc.(a)(b)	1,104	53,941
Triumph Group Inc.	1,388	67,651
United Technologies Corp.	2,061	145,012

		3,630,742

AGRICULTURE – 1.19%
Alico Inc.	98	1,925
Alliance One International Inc.(a)(b)	3,639	8,879
Altria Group Inc.	22,233	596,067
Andersons Inc. (The)	777	26,154
Archer-Daniels-Midland Co.	28,245	700,758
Bunge Ltd.	4,585	267,260
Cadiz Inc.(a)(b)	504	3,987
Griffin Land & Nurseries Inc.	109	2,799
Lorillard Inc.	6,008	665,085
MGP Ingredients Inc.	503	2,550
Philip Morris International Inc.	7,071	441,089
Reynolds American Inc.	9,755	365,617
Universal Corp.	967	34,677
Vector Group Ltd.	634	10,892

		3,127,739

Security	Shares	Value
AIRLINES – 0.23%
Alaska Air Group Inc.(a)(b)	1,413	$79,538
AMR Corp.(a)(b)	7,384	21,857
Copa Holdings SA Class A	294	18,013
Delta Air Lines Inc.(a)	14,085	105,637
Hawaiian Holdings Inc.(a)(b)	2,105	8,862
JetBlue Airways Corp.(a)(b)	10,295	42,209
Republic Airways Holdings Inc.(a)(b)	2,014	5,700
SkyWest Inc.	2,210	25,437
Southwest Airlines Co.	27,184	218,559
Spirit Airlines Inc.(a)	652	8,150
United Continental Holdings Inc.(a)	2,066	40,039
US Airways Group Inc.(a)(b)	6,769	37,230

		611,231

APPAREL – 0.25%
Carter’s Inc.(a)(b)	277	8,460
Cherokee Inc.	45	578
Columbia Sportswear Co.	161	7,470
Delta Apparel Inc.(a)(b)	266	4,189
Iconix Brand Group Inc.(a)	3,047	48,143
Jones Group Inc. (The)	3,655	33,663
K-Swiss Inc. Class A(a)(b)	1,095	4,654
Liz Claiborne Inc.(a)(b)	3,750	18,750
Perry Ellis International Inc.(a)(b)	500	9,400
Quiksilver Inc.(a)	5,422	16,537
R.G. Barry Corp.	324	3,434
SKECHERS U.S.A. Inc. Class A(a)	1,564	21,943
Unifi Inc.(a)(b)	582	4,755
VF Corp.	3,640	442,333
Warnaco Group Inc. (The)(a)	291	13,412
Weyco Group Inc.	300	6,690

		644,411

AUTO MANUFACTURERS – 0.54%
Force Protection Inc.(a)	1,808	6,961
Ford Motor Co.(a)	68,371	661,147
General Motors Co.(a)	31,774	641,199
Navistar International Corp.(a)	1,384	44,454
Oshkosh Corp.(a)	3,805	59,891

		1,413,652

AUTO PARTS & EQUIPMENT – 0.49%
Accuride Corp.(a)	1,520	7,782
American Axle & Manufacturing Holdings Inc.(a)	2,192	16,725
Autoliv Inc.	3,728	180,808
Dana Holding Corp.(a)	361	3,790
Douglas Dynamics Inc.	357	4,562
Exide Technologies Inc.(a)	2,442	9,768
Federal-Mogul Corp. Class A(a)	817	12,051
Fuel Systems Solutions Inc.(a)(b)	695	13,351
Johnson Controls Inc.	21,192	558,833
Lear Corp.	4,384	188,074
Meritor Inc.(a)	1,262	8,910
Miller Industries Inc.	494	8,571
Modine Manufacturing Co.(a)(b)	1,945	17,622
Motorcar Parts of America Inc.(a)	504	4,148
Spartan Motors Inc.	1,389	5,737
Standard Motor Products Inc.	821	10,648
Superior Industries International Inc.	978	15,110

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
TRW Automotive Holdings Corp.(a)	4,256	$139,299
Visteon Corp.(a)	2,015	86,645

		1,292,434

BANKS – 11.37%
1st Source Corp.	636	13,248
1st United Bancorp Inc.(a)(b)	1,138	5,610
Alliance Financial Corp.	194	5,442
Ameris Bancorp(a)	993	8,649
Ames National Corp.	343	5,361
Arrow Financial Corp.	402	8,944
Associated Banc-Corp	7,241	67,341
BancFirst Corp.	281	9,318
Banco Latinoamericano de Comercio Exterior SA Class E	1,163	17,712
Bancorp Inc. (The)(a)	1,238	8,864
Bancorp Rhode Island Inc.	156	6,613
BancorpSouth Inc.(b)	3,488	30,625
Bank Mutual Corp.(b)	1,975	5,155
Bank of America Corp.	423,346	2,590,878
Bank of Hawaii Corp.	1,993	72,545
Bank of Kentucky Financial Corp.	241	4,883
Bank of Marin Bancorp	223	7,368
Bank of New York Mellon Corp. (The)	51,882	964,486
Bank of the Ozarks Inc.	1,012	21,181
Banner Corp.	690	8,825
BB&T Corp.	29,115	621,023
BOK Financial Corp.	1,069	50,125
Boston Private Financial Holdings Inc.	3,218	18,922
Bridge Bancorp Inc.	178	3,257
Bridge Capital Holdings(a)	383	3,853
Bryn Mawr Bank Corp.	347	5,750
Camden National Corp.	320	8,714
Capital Bank Corp.(a)	585	1,217
Capital City Bank Group Inc.	477	4,961
Capital One Financial Corp.	19,187	760,381
CapitalSource Inc.	13,503	82,908
Cardinal Financial Corp.	1,226	10,568
Cascade Bancorp(a)(b)	250	1,457
Cathay General Bancorp	3,286	37,395
Center Bancorp Inc.	505	4,873
Center Financial Corp.(a)	1,509	7,077
CenterState Banks Inc.	1,254	6,558
Central Pacific Financial Corp.(a)	583	6,017
Century Bancorp Inc. Class A	144	3,344
Chemical Financial Corp.	1,147	17,561
Citigroup Inc.	121,409	3,110,499
Citizens & Northern Corp.	512	7,608
City Holding Co.	637	17,193
City National Corp.	1,947	73,519
CNB Financial Corp.	528	6,769
CoBiz Financial Inc.	1,359	6,075
Columbia Banking System Inc.	1,650	23,628
Comerica Inc.	8,430	193,637
Commerce Bancshares Inc.	3,088	107,308
Community Bank System Inc.	1,536	34,852
Community Trust Bancorp Inc.	579	13,485
Cullen/Frost Bankers Inc.	2,225	102,038
CVB Financial Corp.	3,731	28,691
Eagle Bancorp Inc.(a)(b)	700	8,239
East West Bancorp Inc.	6,212	92,621
Encore Bancshares Inc.(a)(b)	330	3,518
Enterprise Bancorp Inc.	244	3,009
Enterprise Financial Services Corp.	574	7,801
F.N.B. Corp.	5,301	45,430

Security	Shares	Value
Fifth Third Bancorp	38,447	$388,315
Financial Institutions Inc.	576	8,214
First Bancorp (North Carolina)	653	6,556
First Bancorp Inc. (Maine)	367	4,621
First Busey Corp.	3,177	13,820
First Citizens BancShares Inc. Class A	228	32,727
First Commonwealth Financial Corp.	4,382	16,213
First Community Bancshares Inc.	675	6,885
First Connecticut Bancorp Inc.(a)	747	8,456
First Financial Bancorp	2,434	33,589
First Financial Bankshares Inc.	721	18,861
First Financial Corp.	464	12,765
First Horizon National Corp.	11,002	65,572
First Interstate BancSystem Inc.	659	7,058
First Merchants Corp.	1,087	7,663
First Midwest Bancorp Inc.	3,114	22,794
First of Long Island Corp. (The)	320	7,251
First Republic Bank San Francisco(a)	3,069	71,078
FirstMerit Corp.	4,565	51,858
Franklin Financial Corp.(a)	581	6,414
Fulton Financial Corp.	8,326	63,694
German American Bancorp Inc.	527	8,495
Glacier Bancorp Inc.	3,005	28,157
Goldman Sachs Group Inc. (The)	21,630	2,045,116
Great Southern Bancorp Inc.	431	7,232
Hancock Holding Co.	2,164	57,952
Hanmi Financial Corp.(a)(b)	6,319	5,245
Heartland Financial USA Inc.	556	7,884
Heritage Commerce Corp.(a)(b)	872	3,357
Heritage Financial Corp.	654	7,220
Home Bancshares Inc.	944	20,032
Hudson Valley Holding Corp.	593	10,336
Huntington Bancshares Inc.	36,083	173,198
IBERIABANK Corp.	1,236	58,166
Independent Bank Corp. (Massachusetts)	895	19,457
International Bancshares Corp.	2,215	29,127
JPMorgan Chase & Co.	166,014	5,000,342
KeyCorp	39,843	236,269
Lakeland Bancorp Inc.	905	7,077
Lakeland Financial Corp.	686	14,173
M&T Bank Corp.	5,253	367,185
MainSource Financial Group Inc.	841	7,334
MB Financial Inc.	2,279	33,547
Merchants Bancshares Inc.	198	5,302
Metro Bancorp Inc.(a)	572	4,948
MidSouth Bancorp Inc.	315	3,386
Morgan Stanley	64,538	871,263
Nara Bancorp Inc.(a)	1,620	9,833
National Bankshares Inc.	294	7,094
National Penn Bancshares Inc.	5,169	36,235
NBT Bancorp Inc.	1,439	26,794
Northern Trust Corp.	9,092	318,038
Northfield Bancorp Inc.	712	9,427
Old National Bancorp	3,957	36,879
OmniAmerican Bancorp Inc.(a)(b)	501	6,839
Oriental Financial Group Inc.	1,891	18,286
Orrstown Financial Services Inc.	283	3,637
Pacific Capital Bancorp(a)(b)	173	4,415
Pacific Continental Corp.	770	5,459
PacWest Bancorp	1,263	17,606
Park National Corp.	538	28,449
Park Sterling Corp.(a)(b)	1,195	4,087
Penns Woods Bancorp Inc.	163	5,338
Peoples Bancorp Inc.	442	4,862
Pinnacle Financial Partners Inc.(a)(b)	1,426	15,600

46

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
PNC Financial Services Group Inc. (The)(c)	21,988	$1,059,602
Popular Inc.(a)	42,764	64,146
PrivateBancorp Inc.	2,509	18,868
Prosperity Bancshares Inc.	1,958	63,987
Regions Financial Corp.	52,658	175,351
Renasant Corp.	1,046	13,316
Republic Bancorp Inc. Class A	415	7,350
S&T Bancorp Inc.	1,171	18,923
S.Y. Bancorp Inc.	430	8,007
Sandy Spring Bancorp Inc.	1,007	14,732
SCBT Financial Corp.	584	14,413
Seacoast Banking Corp. of Florida(a)	3,027	4,450
Sierra Bancorp	497	4,548
Simmons First National Corp. Class A	724	15,711
Southside Bancshares Inc.	686	12,355
Southwest Bancorp Inc.(a)	822	3,469
State Bancorp Inc.	632	6,680
State Bank Financial Corp.(a)	1,320	16,658
State Street Corp.	21,068	677,547
Stellar One Corp.	959	9,542
Sterling Bancorp	1,292	9,380
Sterling Financial Corp.(a)(b)	1,120	13,866
Suffolk Bancorp	405	3,370
Sun Bancorp Inc. (New Jersey)(a)(b)	1,571	4,163
SunTrust Banks Inc.	22,472	403,372
Susquehanna Bancshares Inc.	5,431	29,708
SVB Financial Group(a)	1,393	51,541
Synovus Financial Corp.	32,460	34,732
Taylor Capital Group Inc.(a)(b)	308	1,977
TCF Financial Corp.	6,643	60,850
Texas Capital Bancshares Inc.(a)	1,555	35,532
Tompkins Financial Corp.	335	11,986
Tower Bancorp Inc.	438	9,172
TowneBank(b)	1,006	11,438
TriCo Bancshares	588	7,215
TrustCo Bank Corp. NY	3,553	15,846
Trustmark Corp.	2,673	48,515
U.S. Bancorp	80,494	1,894,829
UMB Financial Corp.	1,337	42,891
Umpqua Holdings Corp.	4,791	42,113
Union First Market Bankshares Corp.	846	9,069
United Bankshares Inc.	1,756	35,278
United Community Banks Inc.(a)(b)	1,740	14,773
Univest Corp. of Pennsylvania	717	9,558
Valley National Bancorp	7,096	75,147
Virginia Commerce Bancorp Inc.(a)(b)	978	5,741
Washington Banking Co.	641	6,237
Washington Trust Bancorp Inc.	604	11,947
Webster Financial Corp.	3,011	46,068
Wells Fargo & Co.	191,117	4,609,742
WesBanco Inc.	965	16,704
West Bancorporation Inc.	650	5,512
West Coast Bancorp(a)(b)	806	11,284
Westamerica Bancorp	658	25,215
Western Alliance Bancorporation(a)(b)	2,896	15,870
Wilshire Bancorp Inc.(a)	2,575	7,055
Wintrust Financial Corp.	1,460	37,683
Zions Bancorp	7,659	107,762

		29,842,807

BEVERAGES – 0.18%
Brown-Forman Corp. Class B NVS	629	44,118
Coca-Cola Enterprises Inc.	3,177	79,044
Constellation Brands Inc. Class A(a)	7,574	136,332

Security	Shares	Value
Craft Brewers Alliance Inc.(a)(b)	290	$1,627
Farmer Bros. Co.	263	1,449
Molson Coors Brewing Co. Class B NVS	5,597	221,697
Primo Water Corp.(a)	180	1,015

		485,282

BIOTECHNOLOGY – 1.09%
Affymax Inc.(a)	761	3,409
Affymetrix Inc.(a)(b)	2,947	14,440
AMAG Pharmaceuticals Inc.(a)	788	11,631
Amgen Inc.	38,843	2,134,423
Arena Pharmaceuticals Inc.(a)(b)	5,633	8,168
Astex Pharmaceuticals Inc.(a)(b)	2,201	4,226
Bio-Rad Laboratories Inc. Class A(a)	826	74,976
BioMimetic Therapeutics Inc.(a)(b)	477	1,574
Cambrex Corp.(a)(b)	1,226	6,179
Cell Therapeutics Inc.(a)(b)	1,009	1,070
Celldex Therapeutics Inc.(a)(b)	1,579	3,608
CryoLife Inc.(a)(b)	1,094	4,912
Curis Inc.(a)	935	2,955
Cytori Therapeutics Inc.(a)(b)	546	1,611
Enzo Biochem Inc.(a)(b)	1,469	3,775
Enzon Pharmaceuticals Inc.(a)(b)	1,482	10,433
Exact Sciences Corp.(a)	680	4,508
Geron Corp.(a)(b)	4,193	8,889
Harvard Bioscience Inc.(a)	903	3,811
ImmunoGen Inc.(a)(b)	890	9,754
Inhibitex Inc.(a)(b)	725	1,783
Insmed Inc.(a)(b)	1,037	5,289
InterMune Inc.(a)	1,218	24,604
Lexicon Pharmaceuticals Inc.(a)(b)	4,651	4,278
Life Technologies Corp.(a)	6,840	262,861
Maxygen Inc.	1,261	6,898
Micromet Inc.(a)(b)	1,875	9,000
Nektar Therapeutics(a)(b)	1,758	8,526
Novavax Inc.(a)(b)	1,264	2,035
Nymox Pharmaceutical Corp.(a)(b)	140	1,145
Oncothyreon Inc.(a)(b)	497	2,972
Pacific Biosciences of California Inc.(a)(b)	1,105	3,547
PDL BioPharma Inc.	1,022	5,672
QIAGEN NV(a)	9,737	134,663
RTI Biologics Inc.(a)(b)	2,178	7,166
Savient Pharmaceuticals Inc.(a)(b)	858	3,518
Sequenom Inc.(a)(b)	1,262	6,424
Sunesis Pharmaceuticals Inc.(a)	79	97
Transcept Pharmaceuticals Inc.(a)	39	258
Vertex Pharmaceuticals Inc.(a)	990	44,095
Vical Inc.(a)(b)	326	808

		2,849,991

BUILDING MATERIALS – 0.15%
Apogee Enterprises Inc.	1,172	10,068
Armstrong World Industries Inc.	791	27,242
Broadwind Energy Inc.(a)	3,312	1,060
Builders FirstSource Inc.(a)(b)	1,900	2,413
Comfort Systems USA Inc.	1,585	13,187
Drew Industries Inc.	493	9,850
Eagle Materials Inc.	353	5,878
Interline Brands Inc.(a)	1,269	16,332
LSI Industries Inc.	815	5,077
Martin Marietta Materials Inc.	1,012	63,979
NCI Building Systems Inc.(a)(b)	824	6,229
Owens Corning(a)	5,193	112,584

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Quanex Building Products Corp.	1,584	$17,345
Simpson Manufacturing Co. Inc.	1,739	43,353
Texas Industries Inc.(b)	952	30,217
Universal Forest Products Inc.	817	19,649
USG Corp.(a)(b)	869	5,848

		390,311

CHEMICALS – 0.94%
A. Schulman Inc.	1,223	20,779
Aceto Corp.	1,087	5,750
American Vanguard Corp.	782	8,727
Arch Chemicals Inc.	956	44,856
Ashland Inc.	3,300	145,662
Cabot Corp.	2,739	67,872
CF Industries Holdings Inc.	493	60,831
Chase Corp.	267	2,870
Chemtura Corp.(a)	1,553	15,577
Cytec Industries Inc.	2,056	72,248
Dow Chemical Co. (The)	49,117	1,103,168
Ferro Corp.(a)(b)	3,616	22,238
Georgia Gulf Corp.(a)(b)	1,419	19,625
H.B. Fuller Co.	1,925	35,074
Huntsman Corp.	6,490	62,758
Innospec Inc.(a)(b)	107	2,590
KMG Chemicals Inc.	32	394
Kraton Performance Polymers Inc.(a)	170	2,751
Landec Corp.(a)(b)	1,101	5,857
LyondellBasell Industries NV Class A	12,222	298,583
Minerals Technologies Inc.	763	37,593
NL Industries Inc.	15	188
Olin Corp.	1,321	23,791
OM Group Inc.(a)(b)	1,296	33,657
PolyOne Corp.	1,073	11,492
Quaker Chemical Corp.	130	3,370
Rockwood Holdings Inc.(a)	149	5,020
RPM International Inc.	5,449	101,896
Sensient Technologies Corp.	2,092	68,095
Spartech Corp.(a)(b)	1,290	4,128
Stepan Co.	338	22,707
TPC Group Inc.(a)(b)	196	3,936
Valspar Corp. (The)(b)	3,496	109,110
W.R. Grace & Co.(a)	307	10,223
Westlake Chemical Corp.	660	22,625
Zoltek Companies Inc.(a)(b)	1,161	7,465

		2,463,506

COAL – 0.09%
Alpha Natural Resources Inc.(a)	4,199	74,280
Arch Coal Inc.	7,862	114,628
Cloud Peak Energy Inc.(a)	2,023	34,290
Hallador Energy Co.	5	43
James River Coal Co.(a)(b)	1,484	9,453
L&L Energy Inc.(a)(b)	932	2,516
Patriot Coal Corp.(a)	255	2,157
SunCoke Energy Inc.(a)	290	3,190
Westmoreland Coal Co.(a)(b)	302	2,344

		242,901

COMMERCIAL SERVICES – 1.28%
Aaron’s Inc.	905	22,851
ABM Industries Inc.	1,601	30,515
Advance America Cash Advance Centers Inc.	2,055	15,125

Security	Shares	Value
Albany Molecular Research Inc.(a)(b)	919	$2,592
AMN Healthcare Services Inc.(a)(b)	901	3,613
Barrett Business Services Inc.	319	4,447
Booz Allen Hamilton Holding Corp.(a)	512	7,613
Career Education Corp.(a)(b)	2,578	33,643
CBIZ Inc.(a)(b)	1,647	10,854
CDI Corp.	459	4,902
Cenveo Inc.(a)(b)	1,079	3,248
Compass Diversified Holdings	1,686	20,535
Convergys Corp.(a)	4,395	41,225
CoreLogic Inc.(a)	4,050	43,213
Corinthian Colleges Inc.(a)(b)	3,255	5,078
Corrections Corp. of America(a)(b)	4,483	101,719
CRA International Inc.(a)(b)	374	7,484
Cross Country Healthcare Inc.(a)(b)	1,161	4,853
DeVry Inc.	537	19,848
Education Management Corp.(a)(b)	1,607	23,848
Electro Rent Corp.	461	6,366
Equifax Inc.	4,859	149,366
Essex Rental Corp.(a)(b)	623	1,533
Euronet Worldwide Inc.(a)(b)	2,140	33,684
Franklin Covey Co.(a)	557	4,233
FTI Consulting Inc.(a)(b)	1,756	64,638
Genpact Ltd.(a)	1,184	17,038
GEO Group Inc. (The)(a)	2,711	50,316
Global Cash Access Inc.(a)	1,304	3,338
Great Lakes Dredge & Dock Corp.	2,456	9,996
H&E Equipment Services Inc.(a)	644	5,313
H&R Block Inc.	5,254	69,931
Hackett Group Inc. (The)(a)(b)	447	1,667
HealthSpring Inc.(a)	1,297	47,289
Heidrick & Struggles International Inc.	680	11,186
Hill International Inc.(a)(b)	1,047	4,900
Hudson Highland Group Inc.(a)	1,370	4,685
Huron Consulting Group Inc.(a)(b)	55	1,712
ICF International Inc.(a)(b)	533	10,026
KAR Auction Services Inc.(a)	965	11,686
Kelly Services Inc. Class A(b)	1,113	12,688
Kforce Inc.(a)(b)	158	1,550
Korn/Ferry International(a)(b)	1,853	22,588
Lincoln Educational Services Corp.	944	7,637
Live Nation Entertainment Inc.(a)	5,896	47,227
Mac-Gray Corp.	491	6,339
Manpower Inc.	3,431	115,350
McGrath RentCorp	588	13,989
Michael Baker Corp.(a)(b)	349	6,676
Monster Worldwide Inc.(a)	5,403	38,794
Multi-Color Corp.	451	10,188
Navigant Consulting Inc.(a)(b)	2,155	19,977
Odyssey Marine Exploration Inc.(a)(b)	2,005	4,932
On Assignment Inc.(a)(b)	1,381	9,764
PAREXEL International Corp.(a)(b)	234	4,430
Pendrell Corp.(a)(b)	2,306	5,189
PHH Corp.(a)	2,350	37,788
Providence Service Corp. (The)(a)	433	4,611
Quad Graphics Inc.	959	17,329
Quanta Services Inc.(a)(b)	8,992	168,960
R.R. Donnelley & Sons Co.	7,861	110,997
Rent-A-Center Inc.	2,659	72,990
Resources Connection Inc.	1,937	18,944
RSC Holdings Inc.(a)	2,830	20,178
SAIC Inc.(a)	8,162	96,393
Service Corp. International	9,976	91,380
Stewart Enterprises Inc. Class A	3,292	19,587
TMS International Corp.(a)	319	2,322

48

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Towers Watson & Co. Class A	1,899	$113,522
TrueBlue Inc.(a)(b)	637	7,217
United Rentals Inc.(a)	1,841	31,002
Verisk Analytics Inc. Class A(a)	791	27,503
Viad Corp.	739	12,548
Visa Inc. Class A	14,791	1,267,885
Zillow Inc.(a)	129	3,528
Zipcar Inc.(a)(b)	95	1,710

		3,369,821

COMPUTERS – 1.43%
Agilysys Inc.(a)(b)	758	5,405
Brocade Communications Systems Inc.(a)	19,737	85,264
CACI International Inc. Class A(a)(b)	1,170	58,430
Carbonite Inc.(a)	80	963
CIBER Inc.(a)(b)	2,671	8,093
Computer Sciences Corp.	6,467	173,639
Computer Task Group Inc.(a)(b)	189	2,111
Cray Inc.(a)(b)	1,512	8,029
Dell Inc.(a)	18,037	255,224
Diebold Inc.	2,729	75,075
Dot Hill Systems Corp.(a)(b)	1,822	2,751
DST Systems Inc.	1,251	54,831
Dynamics Research Corp.(a)	374	3,336
Electronics For Imaging Inc.(a)(b)	1,813	24,421
Fusion-io Inc.(a)	332	6,308
Hewlett-Packard Co.	83,011	1,863,597
Imation Corp.(a)(b)	1,269	9,276
Immersion Corp.(a)	102	610
Insight Enterprises Inc.(a)(b)	1,953	29,568
Keyw Holding Corp. (The)(a)	770	5,475
Lexmark International Inc. Class A(a)(b)	3,309	89,442
Limelight Networks Inc.(a)(b)	434	1,024
Mentor Graphics Corp.(a)(b)	2,236	21,510
Mercury Computer Systems Inc.(a)(b)	1,260	14,490
NCI Inc. Class A(a)(b)	230	2,744
NCR Corp.(a)	1,418	23,950
Ness Technologies Inc.(a)	1,403	10,747
Quantum Corp.(a)	9,416	17,043
RadiSys Corp.(a)	812	4,969
Rimage Corp.	396	5,009
SanDisk Corp.(a)(b)	9,978	402,612
Sigma Designs Inc.(a)	1,328	10,412
Spansion Inc. Class A(a)	2,101	25,674
Stream Global Services Inc.(a)(b)	384	791
Sykes Enterprises Inc.(a)(b)	1,547	23,128
Synopsys Inc.(a)	5,694	138,706
Unisys Corp.(a)(b)	1,050	16,475
Western Digital Corp.(a)	9,740	250,513
Xyratex Ltd.(b)	1,293	11,986

		3,743,631

COSMETICS & PERSONAL CARE – 2.69%
Colgate-Palmolive Co.	1,998	177,183
Elizabeth Arden Inc.(a)(b)	190	5,404
Procter & Gamble Co. (The)	108,801	6,874,047
Revlon Inc. Class A(a)(b)	454	5,593

		7,062,227

DISTRIBUTION & WHOLESALE – 0.22%
Brightpoint Inc.(a)(b)	1,606	14,791
Central European Distribution Corp.(a)(b)	3,043	21,331

Security	Shares	Value
Chindex International Inc.(a)	269	$2,370
Core-Mark Holding Co. Inc.(a)	411	12,589
Genuine Parts Co.	4,769	242,265
Ingram Micro Inc. Class A(a)	6,727	108,507
Owens & Minor Inc.	495	14,098
ScanSource Inc.(a)(b)	963	28,466
Tech Data Corp.(a)	1,813	78,376
United Stationers Inc.	678	18,476
WESCO International Inc.(a)(b)	951	31,906

		573,175

DIVERSIFIED FINANCIAL SERVICES – 1.79%
Affiliated Managers Group Inc.(a)	621	48,469
Air Lease Corp.(a)	1,454	27,917
American Express Co.	17,342	778,656
Ameriprise Financial Inc.	10,141	399,150
Apollo Residential Mortgage Inc.(a)	183	3,001
Artio Global Investors Inc. Class A	103	820
BlackRock Inc.(c)	1,809	267,750
Calamos Asset Management Inc. Class A	793	7,938
California First National Bancorp	90	1,378
CIFC Corp.(a)	495	2,143
CIT Group Inc.(a)	8,359	253,863
CME Group Inc.	2,803	690,659
Cohen & Steers Inc.(b)	126	3,622
Cowen Group Inc. Class A(a)	2,794	7,572
Discover Financial Services	20,562	471,692
Doral Financial Corp.(a)	5,318	5,797
E*TRADE Financial Corp.(a)	10,471	95,391
Edelman Financial Group Inc.	846	5,465
FBR & Co.(a)	2,110	5,022
Federal Agricultural Mortgage Corp. Class C NVS(b)	404	7,688
Federated Investors Inc. Class B(b)	718	12,587
First Marblehead Corp. (The)(a)(b)	2,305	2,351
FXCM Inc.(b)	724	10,150
GAIN Capital Holdings Inc.(a)(b)	312	1,962
GAMCO Investors Inc. Class A	106	4,175
GFI Group Inc.	2,951	11,863
Gleacher & Co. Inc.(a)(b)	3,292	3,917
Imperial Holdings Inc.(a)	109	262
Interactive Brokers Group Inc. Class A	1,527	21,271
INTL FCStone Inc.(a)(b)	554	11,501
Invesco Ltd.	19,346	300,056
Investment Technology Group Inc.(a)(b)	1,724	16,878
Janus Capital Group Inc.	7,778	46,668
Jefferies Group Inc.	5,642	70,017
JMP Group Inc.	633	3,678
KBW Inc.	1,510	20,823
Knight Capital Group Inc. Class A(a)(b)	4,193	50,987
Legg Mason Inc.	6,202	159,453
LPL Investment Holdings Inc.(a)	227	5,770
Marlin Business Services Corp.(a)	359	3,805
MF Global Holdings Ltd.(a)(b)	6,846	28,274
NASDAQ OMX Group Inc. (The)(a)	4,536	104,963
National Financial Partners Corp.(a)(b)	1,858	20,327
Nelnet Inc. Class A	1,078	20,245
NewStar Financial Inc.(a)	1,140	10,648
Nicholas Financial Inc.	405	3,957
NYSE Euronext Inc.	7,592	176,438
Ocwen Financial Corp.(a)(b)	3,112	41,110
Oppenheimer Holdings Inc. Class A	428	6,865
Piper Jaffray Companies Inc.(a)	661	11,852
Raymond James Financial Inc.	4,250	110,330
SeaCube Container Leasing Ltd.	461	5,592

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
SLM Corp.	21,985	$273,713
Stifel Financial Corp.(a)	1,351	35,883
Student Loan Corp. (The) Escrow(a)(d)	185	463
SWS Group Inc.	1,258	5,900
Teton Advisors Inc. Class B(b)(d)	5	84
Virtus Investment Partners Inc.(a)	16	858

		4,699,669

ELECTRIC – 7.03%
AES Corp. (The)(a)	27,523	268,624
ALLETE Inc.	1,337	48,974
Alliant Energy Corp.	4,626	178,934
Ameren Corp.	10,057	299,397
American Electric Power Co. Inc.	20,133	765,457
Atlantic Power Corp.(a)	2,646	37,547
Avista Corp.	2,408	57,431
Black Hills Corp.	1,647	50,464
Calpine Corp.(a)	14,631	206,004
CenterPoint Energy Inc.	17,741	348,078
Central Vermont Public Service Corp.	560	19,718
CH Energy Group Inc.	650	33,911
Cleco Corp.	2,547	86,955
CMS Energy Corp.	10,523	208,250
Consolidated Edison Inc.	12,230	697,355
Constellation Energy Group Inc.	7,767	295,612
Dominion Resources Inc.	24,057	1,221,374
DPL Inc.	4,876	146,963
DTE Energy Co.	7,093	347,699
Duke Energy Corp.	55,625	1,111,944
Dynegy Inc.(a)	4,301	17,720
Edison International	13,628	521,271
El Paso Electric Co.	1,759	56,446
Empire District Electric Co. (The)(b)	1,743	33,779
EnerNOC Inc.(a)(b)	673	6,057
Entergy Corp.	7,446	493,595
Exelon Corp.	27,675	1,179,232
FirstEnergy Corp.	17,477	784,892
GenOn Energy Inc.(a)	32,232	89,605
Great Plains Energy Inc.	5,680	109,624
Hawaiian Electric Industries Inc.	3,983	96,707
IDACORP Inc.	2,071	78,242
Integrys Energy Group Inc.	3,264	158,696
MDU Resources Group Inc.	7,871	151,045
MGE Energy Inc.	965	39,247
NextEra Energy Inc.	17,630	952,373
Northeast Utilities	7,372	248,068
NorthWestern Corp.	1,515	48,389
NRG Energy Inc.(a)	10,053	213,224
NSTAR	4,319	193,534
NV Energy Inc.	9,834	144,658
OGE Energy Corp.	4,083	195,127
Ormat Technologies Inc.(b)	749	12,044
Otter Tail Corp.	1,424	26,059
Pepco Holdings Inc.	9,414	178,113
PG&E Corp.	16,633	703,742
Pike Electric Corp.(a)(b)	690	4,671
Pinnacle West Capital Corp.	4,546	195,205
PNM Resources Inc.	3,621	59,493
Portland General Electric Co.	3,148	74,576
PPL Corp.	24,123	688,470
Progress Energy Inc.	12,313	636,828
Public Service Enterprise Group Inc.	21,145	705,609
SCANA Corp.	4,804	194,322
Southern Co.	35,476	1,503,118

Security	Shares	Value
TECO Energy Inc.	8,962	$153,519
UIL Holdings Corp.	2,110	69,482
UniSource Energy Corp.	1,533	55,326
Unitil Corp.	462	11,864
Westar Energy Inc.	4,750	125,495
Wisconsin Energy Corp.	9,748	305,015
Xcel Energy Inc.	20,254	500,071

		18,445,244

ELECTRICAL COMPONENTS & EQUIPMENT – 0.27%
A123 Systems Inc.(a)(b)	3,028	10,416
Advanced Energy Industries Inc.(a)(b)	1,819	15,680
American Superconductor Corp.(a)(b)	1,867	7,337
Belden Inc.	281	7,247
Encore Wire Corp.	775	15,949
Energizer Holdings Inc.(a)	2,906	193,075
EnerSys Inc.(a)(b)	1,483	29,690
Generac Holdings Inc.(a)	658	12,377
General Cable Corp.(a)	1,048	24,471
GrafTech International Ltd.(a)(b)	5,072	64,414
Greatbatch Inc.(a)(b)	973	19,470
Hubbell Inc. Class B	2,512	124,444
Insteel Industries Inc.	697	7,019
Littelfuse Inc.	114	4,584
Molex Inc.	5,642	114,928
Powell Industries Inc.(a)(b)	369	11,428
Power-One Inc.(a)(b)	177	796
PowerSecure International Inc.(a)(b)	668	3,160
SunPower Corp. Class A(a)(b)	4,137	33,468
Valence Technology Inc.(a)(b)	1,478	1,537

		701,490

ELECTRONICS – 0.74%
Analogic Corp.	136	6,176
Arrow Electronics Inc.(a)	4,141	115,037
Avnet Inc.(a)	6,370	166,130
AVX Corp.	2,013	23,894
Badger Meter Inc.	106	3,067
Bel Fuse Inc. Class B	443	6,906
Benchmark Electronics Inc.(a)(b)	2,536	32,993
Brady Corp. Class A	1,815	47,970
Checkpoint Systems Inc.(a)(b)	1,674	22,733
Coherent Inc.(a)	300	12,888
CTS Corp.	1,435	11,667
Cubic Corp.	369	14,417
Cymer Inc.(a)(b)	958	35,618
Daktronics Inc.	1,162	9,970
DDi Corp.	404	2,925
Electro Scientific Industries Inc.(a)(b)	857	10,190
FEI Co.(a)(b)	122	3,655
Garmin Ltd.(b)	4,177	132,703
Identive Group Inc.(a)(b)	1,616	3,216
Itron Inc.(a)	1,696	50,032
Jabil Circuit Inc.	1,399	24,888
Kemet Corp.(a)	1,750	12,512
Methode Electronics Inc.	1,543	11,464
Multi-Fineline Electronix Inc.(a)	314	6,261
OSI Systems Inc.(a)(b)	178	5,967
Park Electrochemical Corp.	866	18,506
PerkinElmer Inc.	4,712	90,518
Plexus Corp.(a)(b)	149	3,370
Rofin-Sinar Technologies Inc.(a)(b)	630	12,096
Rogers Corp.(a)(b)	440	17,217

50

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Sanmina-SCI Corp.(a)	3,365	$22,478
Thermo Fisher Scientific Inc.(a)	16,015	811,000
Thomas & Betts Corp.(a)	1,661	66,291
TTM Technologies Inc.(a)(b)	1,657	15,758
Viasystems Group Inc.(a)(b)	108	1,900
Vishay Intertechnology Inc.(a)	6,045	50,536
Vishay Precision Group Inc.(a)	514	6,775
Watts Water Technologies Inc. Class A	1,136	30,274
X-Rite Inc.(a)(b)	1,101	4,107
Zygo Corp.(a)(b)	562	6,497

		1,930,602
ENERGY – ALTERNATE SOURCES – 0.04%
Covanta Holding Corp.	4,733	71,894
Ener1 Inc.(a)(b)	3,054	418
FutureFuel Corp.	501	5,210
Green Plains Renewable Energy Inc.(a)	866	8,080
Headwaters Inc.(a)	2,559	3,685
KiOR Inc. Class A(a)	198	4,107
Solazyme Inc.(a)	109	1,048

		94,442
ENGINEERING & CONSTRUCTION – 0.29%
AECOM Technology Corp.(a)(b)	2,748	48,557
Argan Inc.(a)(b)	257	2,616
Chicago Bridge & Iron Co. NV	1,761	50,417
Dycom Industries Inc.(a)	1,226	18,758
EMCOR Group Inc.(a)(b)	2,793	56,782
Granite Construction Inc.	1,614	30,295
Insituform Technologies Inc. Class A(a)(b)	1,650	19,107
Jacobs Engineering Group Inc.(a)	5,288	170,749
KBR Inc.	5,923	139,960
Layne Christensen Co.(a)(b)	819	18,919
McDermott International Inc.(a)	1,225	13,181
MYR Group Inc.(a)	51	900
Orion Marine Group Inc.(a)	1,128	6,509
Shaw Group Inc. (The)(a)(b)	3,017	65,590
Sterling Construction Co. Inc.(a)(b)	681	7,607
Tutor Perini Corp.	1,304	14,983
URS Corp.(a)	3,282	97,344
VSE Corp.	173	4,477

		766,751
ENTERTAINMENT – 0.18%
Ascent Media Corp. Class A(a)	602	23,671
Bally Technologies Inc.(a)	126	3,399
Churchill Downs Inc.	387	15,105
Cinemark Holdings Inc.	361	6,816
DreamWorks Animation SKG Inc. Class A(a)(b)	2,983	54,231
International Game Technology	6,089	88,473
International Speedway Corp. Class A	1,231	28,116
Isle of Capri Casinos Inc.(a)(b)	885	4,283
Madison Square Garden Inc. Class A(a)	2,518	57,410
Penn National Gaming Inc.(a)	2,835	94,377
Pinnacle Entertainment Inc.(a)(b)	2,432	22,083
Regal Entertainment Group Class A	2,260	26,532
Scientific Games Corp. Class A(a)	1,158	8,245
Shuffle Master Inc.(a)	431	3,625
Speedway Motorsports Inc.(b)	493	5,955
Steinway Musical Instruments Inc.(a)(b)	275	5,929

Security	Shares	Value
Vail Resorts Inc.	315	$11,904

		460,154
ENVIRONMENTAL CONTROL – 0.43%
Calgon Carbon Corp.(a)	481	7,008
Casella Waste Systems Inc. Class A(a)	140	737
Energy Recovery Inc.(a)(b)	1,912	5,755
EnergySolutions Inc.(a)	2,607	9,203
Fuel Tech Inc.(a)	39	227
Met-Pro Corp.	574	4,925
Metalico Inc.(a)(b)	707	2,757
Nalco Holding Co.	655	22,912
Republic Services Inc.	13,435	376,986
Tetra Tech Inc.(a)(b)	2,076	38,904
US Ecology Inc.	41	634
Waste Connections Inc.	589	19,920
Waste Management Inc.	19,824	645,470
WCA Waste Corp.(a)	655	2,777

		1,138,215
FOOD – 2.08%
Arden Group Inc. Class A	21	1,669
B&G Foods Inc. Class A	855	14,261
Cal-Maine Foods Inc.(b)	557	17,506
Campbell Soup Co.	1,802	58,331
Chefs’ Warehouse Holdings LLC(a)	188	2,211
Chiquita Brands International Inc.(a)	1,897	15,821
ConAgra Foods Inc.	14,966	362,476
Corn Products International Inc.	616	24,172
Dean Foods Co.(a)	7,653	67,882
Dole Food Co. Inc.(a)(b)	1,219	12,190
Fresh Del Monte Produce Inc.(b)	1,526	35,403
General Mills Inc.	6,549	251,940
H.J. Heinz Co.	5,583	281,830
Hain Celestial Group Inc.(a)(b)	1,128	34,460
Hershey Co. (The)	1,612	95,495
Hormel Foods Corp.	2,689	72,657
Imperial Sugar Co.	514	3,310
Ingles Markets Inc. Class A	527	7,504
J.M. Smucker Co. (The)	4,838	352,642
Kellogg Co.	669	35,584
Kraft Foods Inc. Class A	69,036	2,318,229
Kroger Co. (The)	6,347	139,380
M&F Worldwide Corp.(a)	419	10,316
McCormick & Co. Inc. NVS	1,748	80,688
Nash-Finch Co.	506	13,627
Pilgrim’s Pride Corp.(a)(b)	2,114	9,027
Ralcorp Holdings Inc.(a)	2,301	176,510
Ruddick Corp.	945	36,846
Safeway Inc.	14,757	245,409
Sanderson Farms Inc.(b)	925	43,937
Sara Lee Corp.	4,155	67,934
Seaboard Corp.	13	23,426
Seneca Foods Corp. Class A(a)	387	7,663
Smart Balance Inc.(a)	1,311	7,735
Smithfield Foods Inc.(a)	6,916	134,862
Snyders-Lance Inc.	1,973	41,137
Spartan Stores Inc.	958	14,830
SUPERVALU Inc.	8,863	59,028
Tootsie Roll Industries Inc.	78	1,881
TreeHouse Foods Inc.(a)(b)	609	37,661
Tyson Foods Inc. Class A	12,549	217,851
Village Super Market Inc. Class A	260	6,224

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Weis Markets Inc.	461	$17,085
Winn-Dixie Stores Inc.(a)(b)	2,332	13,805

		5,472,435
FOREST PRODUCTS & PAPER – 0.50%
Boise Inc.	4,357	22,526
Buckeye Technologies Inc.	1,668	40,215
Clearwater Paper Corp.(a)	962	32,689
Domtar Corp.	1,711	116,639
International Paper Co.	14,430	335,497
KapStone Paper and Packaging Corp.(a)	1,637	22,738
Louisiana-Pacific Corp.(a)(b)	5,508	28,091
MeadWestvaco Corp.	7,075	173,762
Neenah Paper Inc.	307	4,353
P.H. Glatfelter Co.	1,924	25,416
Plum Creek Timber Co. Inc.(b)	2,686	93,231
Potlatch Corp.	776	24,460
Schweitzer-Mauduit International Inc.	674	37,656
Temple-Inland Inc.	3,349	105,058
Verso Paper Corp.(a)	624	1,042
Wausau Paper Corp.	2,054	13,125
Weyerhaeuser Co.	15,936	247,805

		1,324,303
GAS – 0.87%
AGL Resources Inc.	3,263	132,935
Atmos Energy Corp.	3,766	122,207
Chesapeake Utilities Corp.	398	15,964
Energen Corp.	3,003	122,793
Laclede Group Inc. (The)	937	36,309
National Fuel Gas Co.	2,944	143,314
New Jersey Resources Corp.	1,729	73,603
Nicor Inc.	1,899	104,464
NiSource Inc.	11,659	249,269
Northwest Natural Gas Co.	1,114	49,127
Piedmont Natural Gas Co.	3,000	86,670
Sempra Energy	10,016	515,824
South Jersey Industries Inc.	1,028	51,143
Southern Union Co.	5,200	210,964
Southwest Gas Corp.	1,915	69,265
UGI Corp.	4,654	122,261
Vectren Corp.	3,414	92,451
WGL Holdings Inc.	2,140	83,610

		2,282,173
HAND & MACHINE TOOLS – 0.25%
Franklin Electric Co. Inc.	63	2,286
Kennametal Inc.	3,017	98,776
Lincoln Electric Holdings Inc.	1,361	39,483
Regal Beloit Corp.	1,614	73,243
Snap-on Inc.	1,989	88,311
Stanley Black & Decker Inc.	7,037	345,517

		647,616
HEALTH CARE – PRODUCTS – 3.21%
Accuray Inc.(a)	342	1,375
Alere Inc.(a)	3,569	70,131
Alphatec Holdings Inc.(a)(b)	2,252	4,752
AngioDynamics Inc.(a)(b)	1,057	13,889
Baxter International Inc.	2,378	133,501

Security	Shares	Value
BG Medicine Inc.(a)	32	$114
BIOLASE Technology Inc.(a)(b)	923	2,769
Boston Scientific Corp.(a)	63,961	378,009
Cantel Medical Corp.	544	11,489
CardioNet Inc.(a)(b)	756	2,268
CareFusion Corp.(a)	6,400	153,280
Cerus Corp.(a)(b)	291	617
Columbia Laboratories Inc.(a)(b)	605	1,180
CONMED Corp.(a)(b)	1,182	27,198
Cooper Companies Inc. (The)	1,410	111,601
Covidien PLC	9,668	426,359
Cynosure Inc. Class A(a)	403	4,066
DENTSPLY International Inc.	3,478	106,740
Exactech Inc.(a)(b)	107	1,507
Hanger Orthopedic Group Inc.(a)	667	12,600
Henry Schein Inc.(a)(b)	1,810	112,238
Hill-Rom Holdings Inc.	249	7,475
Hologic Inc.(a)	10,905	165,865
ICU Medical Inc.(a)(b)	384	14,131
Invacare Corp.	1,128	25,989
IRIS International Inc.(a)	213	1,911
Johnson & Johnson	91,158	5,807,676
Kinetic Concepts Inc.(a)	574	37,821
Medical Action Industries Inc.(a)(b)	386	1,949
Medtronic Inc.	6,114	203,229
Metabolix Inc.(a)(b)	403	1,765
Natus Medical Inc.(a)(b)	583	5,544
Palomar Medical Technologies Inc.(a)	794	6,257
Patterson Companies Inc.	2,595	74,295
Solta Medical Inc.(a)(b)	2,531	3,164
Staar Surgical Co.(a)	196	1,529
SurModics Inc.(a)(b)	637	5,797
Symmetry Medical Inc.(a)(b)	1,138	8,785
Uroplasty Inc.(a)	109	529
West Pharmaceutical Services Inc.	632	23,447
Wright Medical Group Inc.(a)(b)	1,630	29,144
Young Innovations Inc.	154	4,389
Zimmer Holdings Inc.(a)	8,033	429,765

		8,436,139
HEALTH CARE – SERVICES – 1.95%
Aetna Inc.	15,869	576,838
Almost Family Inc.(a)	343	5,704
Amedisys Inc.(a)(b)	1,232	18,258
American Dental Partners Inc.(a)	625	6,037
AMERIGROUP Corp.(a)	611	23,835
AmSurg Corp.(a)(b)	1,307	29,407
Assisted Living Concepts Inc. Class A	817	10,351
Brookdale Senior Living Inc.(a)	530	6,646
Capital Senior Living Corp.(a)(b)	778	4,800
Centene Corp.(a)(b)	783	22,449
Community Health Systems Inc.(a)	3,967	66,011
Continucare Corp.(a)	266	1,697
Coventry Health Care Inc.(a)	6,181	178,075
Five Star Quality Care Inc.(a)	1,541	3,852
Gentiva Health Services Inc.(a)(b)	1,277	7,049
HCA Holdings Inc.(a)	2,160	43,546
Health Net Inc.(a)	3,781	89,648
HealthSouth Corp.(a)	3,974	59,332
Healthways Inc.(a)(b)	1,419	13,949
Humana Inc.	7,044	512,310
Kindred Healthcare Inc.(a)(b)	2,170	18,705
LHC Group Inc.(a)(b)	625	10,662
LifePoint Hospitals Inc.(a)	2,193	80,352

52

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Magellan Health Services Inc.(a)(b)	1,340	$64,722
Molina Healthcare Inc.(a)	461	7,118
National Healthcare Corp.	428	13,824
Neostem Inc.(a)(b)	157	102
Quest Diagnostics Inc.	538	26,556
Select Medical Holdings Corp.(a)	1,449	9,665
Skilled Healthcare Group Inc. Class A(a)(b)	752	2,715
Sun Healthcare Group Inc.(a)	1,045	2,822
Sunrise Senior Living Inc.(a)	603	2,792
Tenet Healthcare Corp.(a)	18,238	75,323
Triple-S Management Corp. Class B(a)	825	13,819
UnitedHealth Group Inc.	45,265	2,087,622
Vanguard Health Systems Inc.(a)	827	8,402
WellPoint Inc.	15,340	1,001,395

		5,106,390

HOLDING COMPANIES – DIVERSIFIED – 0.08%
Harbinger Group Inc.(a)	379	1,922
Heckmann Corp.(a)(b)	1,960	10,368
Horizon Pharma Inc.	32	224
Leucadia National Corp.	8,240	186,883
Primoris Services Corp.	142	1,485

		200,882

HOME BUILDERS – 0.24%
Beazer Homes USA Inc.(a)(b)	3,103	4,686
Cavco Industries Inc.(a)	285	9,815
D.R. Horton Inc.	11,676	105,551
Hovnanian Enterprises Inc. Class A(a)(b)	2,559	3,122
KB Home(b)	3,216	18,846
Lennar Corp. Class A	6,694	90,637
M.D.C. Holdings Inc.(b)	1,567	26,545
M/I Homes Inc.(a)(b)	787	4,730
Meritage Homes Corp.(a)	1,169	17,699
NVR Inc.(a)	234	141,331
Pulte Group Inc.(a)	14,266	56,351
Ryland Group Inc.	1,854	19,745
Skyline Corp.	286	2,731
Standard-Pacific Corp.(a)(b)	4,437	10,959
Thor Industries Inc.	1,847	40,911
Toll Brothers Inc.(a)	6,128	88,427

		642,086

HOME FURNISHINGS – 0.09%
American Woodmark Corp.	378	4,577
Audiovox Corp. Class A(a)(b)	782	4,293
Ethan Allen Interiors Inc.	654	8,901
Furniture Brands International Inc.(a)	1,751	3,607
Harman International Industries Inc.	993	28,380
Kimball International Inc. Class B	1,310	6,367
La-Z-Boy Inc.(a)(b)	2,166	16,050
Sealy Corp.(a)(b)	2,066	3,058
Skullcandy Inc.(a)	260	3,674
Universal Electronics Inc.(a)(b)	386	6,326
Whirlpool Corp.	3,178	158,614

		243,847

HOUSEHOLD PRODUCTS & WARES – 0.50%
A.T. Cross Co. Class A(a)	35	395
ACCO Brands Corp.(a)(b)	2,305	10,995

Security	Shares	Value
American Greetings Corp. Class A	1,587	$29,360
Avery Dennison Corp.	4,184	104,935
Blyth Inc.	217	12,033
Central Garden & Pet Co. Class A(a)(b)	1,979	14,011
Church & Dwight Co. Inc.	2,515	111,163
Clorox Co. (The)	5,239	347,503
CSS Industries Inc.	334	5,571
Ennis Inc.	1,089	14,222
Fortune Brands Inc.	6,456	349,140
Helen of Troy Ltd.(a)(b)	1,290	32,405
Jarden Corp.	3,828	108,179
Kimberly-Clark Corp.	2,032	144,292
Oil-Dri Corp. of America	172	3,196
Prestige Brands Holdings Inc.(a)(b)	2,100	19,005
Scotts Miracle-Gro Co. (The) Class A	257	11,462
Spectrum Brands Holdings Inc.(a)	147	3,472
Summer Infant Inc.(a)	557	3,676

		1,325,015

HOUSEWARES – 0.06%
Lifetime Brands Inc.	391	3,769
Newell Rubbermaid Inc.	12,134	144,031

		147,800

INSURANCE – 7.50%
ACE Ltd.	14,098	854,339
Aflac Inc.	19,548	683,203
Alleghany Corp.(a)	276	79,626
Allied World Assurance Co. Holdings Ltd.	1,585	85,130
Allstate Corp. (The)	21,873	518,171
Alterra Capital Holdings Ltd.	3,792	71,934
American Equity Investment Life Holding Co.	2,486	21,752
American Financial Group Inc.	3,359	104,364
American International Group Inc.(a)	18,497	406,009
American National Insurance Co.	287	19,875
American Safety Insurance Holdings Ltd.(a)(b)	439	8,078
Amerisafe Inc.(a)	768	14,139
AmTrust Financial Services Inc.	880	19,589
Aon Corp.	13,822	580,248
Arch Capital Group Ltd.(a)	5,502	179,778
Argo Group International Holdings Ltd.(b)	1,147	32,540
Arthur J. Gallagher & Co.	4,605	121,111
Aspen Insurance Holdings Ltd.	2,957	68,129
Assurant Inc.	4,024	144,059
Assured Guaranty Ltd.	7,695	84,568
Axis Capital Holdings Ltd.	5,395	139,946
Baldwin & Lyons Inc. Class B	349	7,458
Berkshire Hathaway Inc. Class B(a)	73,134	5,195,439
Brown & Brown Inc.	4,862	86,544
Chubb Corp. (The)	12,227	733,498
CIGNA Corp.	11,320	474,761
Cincinnati Financial Corp.	6,099	160,587
Citizens Inc.(a)(b)	1,549	9,929
CNA Financial Corp.	1,113	25,009
CNO Financial Group Inc.(a)	9,266	50,129
Delphi Financial Group Inc. Class A	2,017	43,406
Donegal Group Inc. Class A	322	3,877
eHealth Inc.(a)	893	12,198
EMC Insurance Group Inc.	199	3,662
Employers Holdings Inc.	1,656	21,131
Endurance Specialty Holdings Ltd.	1,692	57,782
Enstar Group Ltd.(a)	288	27,426
Everest Re Group Ltd.	1,915	152,013

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
FBL Financial Group Inc. Class A	535	$14,242
Fidelity National Financial Inc. Class A	9,309	141,311
First American Financial Corp.	4,394	56,243
Flagstone Reinsurance Holdings SA	2,062	15,980
Fortegra Financial Corp.(a)	245	1,286
FPIC Insurance Group Inc.(a)	348	14,560
Genworth Financial Inc. Class A(a)	20,632	118,428
Global Indemnity PLC(a)	565	9,650
Greenlight Capital Re Ltd. Class A(a)	906	18,790
Hallmark Financial Services Inc.(a)	300	2,211
Hanover Insurance Group Inc. (The)	1,898	67,379
Harleysville Group Inc.	510	30,019
Hartford Financial Services Group Inc. (The)	18,639	300,833
HCC Insurance Holdings Inc.	4,738	128,163
Horace Mann Educators Corp.	1,667	19,020
Independence Holding Co.	308	2,233
Infinity Property and Casualty Corp.	519	27,237
Kansas City Life Insurance Co.	178	5,495
Kemper Corp.	2,090	50,076
Lincoln National Corp.	13,133	205,269
Loews Corp.	13,257	458,029
Maiden Holdings Ltd.	2,111	15,600
Markel Corp.(a)	408	145,709
Marsh & McLennan Companies Inc.	22,931	608,589
MBIA Inc.(a)(b)	6,176	44,900
Meadowbrook Insurance Group Inc.	2,226	19,834
Mercury General Corp.	1,117	42,837
MetLife Inc.	34,316	961,191
MGIC Investment Corp.(a)	7,841	14,663
Montpelier Re Holdings Ltd.	2,605	46,056
National Interstate Corp.	319	7,012
National Western Life Insurance Co. Class A	93	12,602
Navigators Group Inc. (The)(a)(b)	487	21,038
Old Republic International Corp.	10,821	96,523
OneBeacon Insurance Group Ltd.(b)	927	12,644
PartnerRe Ltd.	2,821	147,454
Phoenix Companies Inc. (The)(a)(b)	4,940	6,027
Platinum Underwriters Holdings Ltd.	1,557	47,878
PMI Group Inc. (The)(a)	6,415	1,283
Presidential Life Corp.	881	7,242
Primerica Inc.	1,421	30,637
Primus Guaranty Ltd.(a)(b)	1,052	5,544
Principal Financial Group Inc.	13,458	305,093
ProAssurance Corp.(b)	1,277	91,970
Progressive Corp. (The)	27,432	487,192
Protective Life Corp.	3,582	55,987
Prudential Financial Inc.	20,308	951,633
Radian Group Inc.	5,562	12,181
Reinsurance Group of America Inc.	3,080	141,526
RenaissanceRe Holdings Ltd.	2,158	137,680
RLI Corp.	761	48,384
Safety Insurance Group Inc.	528	19,974
SeaBright Insurance Holdings Inc.	835	6,012
Selective Insurance Group Inc.	2,256	29,441
StanCorp Financial Group Inc.	1,889	52,080
State Auto Financial Corp.	535	7,035
Stewart Information Services Corp.	746	6,595
Symetra Financial Corp.	2,822	22,999
Torchmark Corp.	4,398	153,314
Tower Group Inc.	1,540	35,204
Transatlantic Holdings Inc.	2,610	126,637
Travelers Companies Inc. (The)	17,501	852,824
United Fire & Casualty Co.	899	15,903
Universal American Corp.	1,374	13,822
Universal Insurance Holdings Inc.	783	3,015

Security	Shares	Value
Unum Group	12,832	$268,959
Validus Holdings Ltd.	2,779	69,253
W.R. Berkley Corp.	4,766	141,503
White Mountains Insurance Group Ltd.	287	116,450
XL Group PLC	12,900	242,520

		19,698,340

INTERNET – 0.86%
1-800-FLOWERS.COM Inc.(a)(b)	996	2,311
Akamai Technologies Inc.(a)	702	13,956
AOL Inc.(a)(b)	4,467	53,604
Archipelago Learning Inc.(a)(b)	228	1,915
Bankrate Inc.(a)	256	3,894
Blue Coat Systems Inc.(a)(b)	1,140	15,823
Boingo Wireless Inc.(a)	63	450
DealerTrack Holdings Inc.(a)	236	3,698
Digital River Inc.(a)	1,449	30,038
EarthLink Inc.	4,596	30,012
eBay Inc.(a)	21,872	645,005
ePlus Inc.(a)	153	3,775
eResearchTechnology Inc.(a)(b)	992	4,424
Expedia Inc.	3,358	86,469
Global Sources Ltd.(a)(b)	25	169
HomeAway Inc.(a)	145	4,875
IAC/InterActiveCorp(a)	3,183	125,888
ICG Group Inc.(a)	1,445	13,308
InfoSpace Inc.(a)(b)	1,328	11,102
Internap Network Services Corp.(a)(b)	304	1,496
KIT Digital Inc.(a)(b)	1,651	13,868
Liberty Media Corp. - Liberty Interactive Group Series A(a)	25,170	371,761
ModusLink Global Solutions Inc.	1,778	6,205
Openwave Systems Inc.(a)	2,492	3,888
Orbitz Worldwide Inc.(a)	875	1,899
Pandora Media Inc.(a)	304	4,454
Perficient Inc.(a)(b)	297	2,174
QuinStreet Inc.(a)(b)	1,015	10,505
RealNetworks Inc.	893	7,528
S1 Corp.(a)	1,925	17,652
Safeguard Scientifics Inc.(a)(b)	864	12,960
Support.com Inc.(a)(b)	769	1,523
TechTarget Inc.(a)(b)	178	1,016
TeleCommunication Systems Inc.(a)(b)	1,121	3,867
United Online Inc.	3,704	19,372
XO Group Inc.(a)(b)	584	4,771
Yahoo! Inc.(a)	54,454	716,615

		2,252,270

INVESTMENT COMPANIES – 0.22%
American Capital Ltd.(a)	14,718	100,377
Apollo Investment Corp.	8,186	61,559
Ares Capital Corp.	8,546	117,678
Arlington Asset Investment Corp. Class A	268	6,445
BlackRock Kelso Capital Corp.(c)	3,050	22,265
Capital Southwest Corp.	122	9,028
Fifth Street Finance Corp.(b)	3,111	28,994
Gladstone Capital Corp.	880	6,037
Gladstone Investment Corp.	922	6,270
Golub Capital BDC Inc.	428	6,356
Harris & Harris Group Inc.(a)	1,301	4,618
Hercules Technology Growth Capital Inc.	1,829	15,583
Kohlberg Capital Corp.	799	4,674
Main Street Capital Corp.(b)	836	14,847
MCG Capital Corp.	3,220	12,751

54

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Medallion Financial Corp.	614	$5,710
MVC Capital Inc.	1,003	10,501
New Mountain Finance Corp.	304	3,864
NGP Capital Resources Co.	903	5,906
PennantPark Investment Corp.(b)	1,904	16,984
PennyMac Mortgage Investment Trust(c)	1,161	18,460
Prospect Capital Corp.	4,483	37,702
Solar Capital Ltd.	1,525	30,698
Solar Senior Capital Ltd.	323	4,616
THL Credit Inc.	379	4,139
TICC Capital Corp.	1,375	11,234
Triangle Capital Corp.	926	14,094

		581,390

IRON & STEEL – 0.28%
AK Steel Holding Corp.	3,680	24,067
Gibraltar Industries Inc.(a)(b)	1,270	10,312
Nucor Corp.	13,228	418,534
Olympic Steel Inc.	391	6,624
Reliance Steel & Aluminum Co.	2,669	90,773
Schnitzer Steel Industries Inc. Class A	660	24,288
Shiloh Industries Inc.	225	2,018
Steel Dynamics Inc.	2,462	24,423
United States Steel Corp.	5,989	131,818
Universal Stainless & Alloy Products Inc.(a)(b)	297	7,550

		740,407

LEISURE TIME – 0.26%
Ambassadors Group Inc.	569	3,260
Arctic Cat Inc.(a)	509	7,375
Black Diamond Inc.(a)	553	3,606
Callaway Golf Co.(b)	2,691	13,912
Carnival Corp.	17,831	540,279
Johnson Outdoors Inc. Class A(a)(b)	201	3,091
Life Time Fitness Inc.(a)	167	6,154
Marine Products Corp.(a)(b)	223	763
Multimedia Games Holding Co. Inc.(a)	1,123	4,537
Royal Caribbean Cruises Ltd.	2,493	53,949
Town Sports International Holdings Inc.(a)	495	3,594
WMS Industries Inc.(a)(b)	2,391	42,058

		682,578

LODGING – 0.18%
Boyd Gaming Corp.(a)(b)	2,289	11,216
Choice Hotels International Inc.	1,098	32,633
Gaylord Entertainment Co.(a)(b)	1,489	28,797
Hyatt Hotels Corp. Class A(a)	1,752	54,960
Marcus Corp.	866	8,617
MGM Resorts International(a)	11,453	106,398
Monarch Casino & Resort Inc.(a)	373	3,648
Morgans Hotel Group Co.(a)(b)	585	3,504
Orient-Express Hotels Ltd. Class A(a)	3,982	27,516
Red Lion Hotels Corp.(a)	612	4,106
Wyndham Worldwide Corp.	7,088	202,079

		483,474

MACHINERY – 0.18%
AGCO Corp.(a)(b)	3,962	136,966
Alamo Group Inc.	271	5,634
Albany International Corp. Class A	933	17,027

Security	Shares	Value
Astec Industries Inc.(a)	832	$24,361
Briggs & Stratton Corp.	2,106	28,452
Cascade Corp.	363	12,121
CNH Global NV(a)	1,105	28,995
Cognex Corp.	318	8,621
Columbus McKinnon Corp.(a)(b)	170	1,863
Flow International Corp.(a)(b)	246	544
Flowserve Corp.	210	15,540
Gerber Scientific Inc. Escrow(a)(d)	1,091	11
Global Power Equipment Group Inc.(a)(b)	326	7,586
Hurco Companies Inc.(a)	269	5,461
IDEX Corp.	360	11,218
Intermec Inc.(a)	2,481	16,176
Intevac Inc.(a)(b)	955	6,675
Kadant Inc.(a)(b)	375	6,660
NACCO Industries Inc. Class A	245	15,533
Robbins & Myers Inc.	1,648	57,202
Tecumseh Products Co. Class A(a)(b)	772	5,628
Terex Corp.(a)	4,580	46,991

		459,265

MANUFACTURING – 3.94%
3M Co.	3,467	248,896
A.O. Smith Corp.	1,589	50,896
Actuant Corp. Class A	2,410	47,597
American Railcar Industries Inc.(a)	406	6,244
Ameron International Corp.	383	32,532
AptarGroup Inc.	2,801	125,121
Barnes Group Inc.	2,275	43,794
Brink’s Co. (The)	261	6,084
Carlisle Companies Inc.	2,348	74,854
Ceradyne Inc.(a)(b)	1,039	27,939
CLARCOR Inc.	106	4,386
Cooper Industries PLC	2,382	109,858
Crane Co.	2,035	72,629
Dover Corp.	1,731	80,665
Eastman Kodak Co.(a)(b)	10,921	8,519
Eaton Corp.	8,870	314,885
EnPro Industries Inc.(a)(b)	492	14,602
ESCO Technologies Inc.	824	21,012
Federal Signal Corp.	2,376	10,502
FreightCar America Inc.(a)	511	7,363
General Electric Co.	443,076	6,752,478
GP Strategies Corp.(a)	435	4,346
Griffon Corp.(a)	1,992	16,294
Handy & Harman Ltd.(a)	209	2,109
Harsco Corp.	3,074	59,605
Hexcel Corp.(a)(b)	630	13,961
Illinois Tool Works Inc.	1,231	51,210
Ingersoll-Rand PLC	2,862	80,394
ITT Corp.	7,706	323,652
Leggett & Platt Inc.	1,486	29,408
Lydall Inc.(a)	719	6,399
Matthews International Corp. Class A	758	23,316
Myers Industries Inc.	1,226	12,444
Parker Hannifin Corp.	3,997	252,331
Pentair Inc.	4,103	131,337
Smith & Wesson Holding Corp.(a)(b)	1,665	4,196
SPX Corp.	1,545	70,004
Standex International Corp.	424	13,199
STR Holdings Inc.(a)(b)	1,262	10,235
Teleflex Inc.	1,682	90,441
Textron Inc.	10,891	192,117
Tredegar Corp.	994	14,741

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Trinity Industries Inc.	3,338	$71,467
Tyco International Ltd.	19,595	798,496

		10,332,558

MEDIA – 3.10%
A.H. Belo Corp. Class A	752	3,158
Belo Corp. Class A	2,728	13,340
Cambium Learning Group Inc.(a)(b)	689	2,060
CBS Corp. Class B NVS	23,641	481,804
Central European Media Enterprises Ltd. Class A(a)	1,530	11,949
Comcast Corp. Class A	64,988	1,358,249
Courier Corp.	430	2,812
Crown Media Holdings Inc. Class A(a)(b)	1,168	1,670
Cumulus Media Inc. Class A(a)(b)	1,301	3,695
DG FastChannel Inc.(a)	266	4,509
DISH Network Corp. Class A(a)	2,083	52,200
Dolan Co. (The)(a)(b)	1,269	11,408
E.W. Scripps Co. (The) Class A(a)	1,423	9,961
Entercom Communications Corp.(a)(b)	1,011	5,308
Entravision Communications Corp. Class A(a)	872	889
Fisher Communications Inc.(a)(b)	369	8,244
Gannett Co. Inc.	10,035	95,634
Gray Television Inc.(a)(b)	2,039	3,181
Journal Communications Inc. Class A(a)(b)	1,806	5,364
Liberty Media Corp. - Liberty Capital(a)	2,964	195,980
Liberty Media Corp. - Liberty Starz(a)	2,176	138,307
Lin TV Corp. Class A(a)	1,180	2,572
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	1,137	3,548
McClatchy Co. (The) Class A(a)(b)	2,411	3,231
McGraw-Hill Companies Inc. (The)	2,253	92,373
Meredith Corp.(b)	1,519	34,390
New York Times Co. (The) Class A(a)(b)	5,730	33,291
News Corp. Class A NVS	95,914	1,483,790
Nexstar Broadcasting Group Inc.(a)	343	2,267
Nielsen Holdings NV(a)	467	12,179
Outdoor Channel Holdings Inc.(a)	562	3,215
Saga Communications Inc. Class A(a)(b)	151	4,456
Scholastic Corp.	1,112	31,169
Sinclair Broadcast Group Inc. Class A	1,954	14,010
Thomson Reuters Corp.	8,282	223,945
Time Warner Inc.	44,739	1,340,828
Value Line Inc.	7	80
Walt Disney Co. (The)	78,969	2,381,705
Washington Post Co. (The) Class B	208	68,010
Westwood One Inc.(a)(b)	210	762
World Wrestling Entertainment Inc. Class A	149	1,328

		8,146,871

METAL FABRICATE & HARDWARE – 0.09%
A.M. Castle & Co.(a)(b)	698	7,636
Ampco-Pittsburgh Corp.	323	6,605
CIRCOR International Inc.	266	7,812
Commercial Metals Co.	4,823	45,867
Haynes International Inc.	113	4,910
Kaydon Corp.	1,362	39,062
L.B. Foster Co. Class A	397	8,825
Lawson Products Inc.	146	1,974
Mueller Industries Inc.	1,367	52,753
Mueller Water Products Inc. Class A	6,497	16,113
Northwest Pipe Co.(a)(b)	390	7,913
RBC Bearings Inc.(a)(b)	189	6,424
Timken Co. (The)	570	18,707

Security	Shares	Value
Worthington Industries Inc.	905	$12,643

		237,244

MINING – 0.82%
Alcoa Inc.	44,513	425,989
Century Aluminum Co.(a)	2,155	19,266
Coeur d’Alene Mines Corp.(a)	3,498	74,997
Golden Minerals Co.(a)	81	603
Golden Star Resources Ltd.(a)	10,803	20,093
Horsehead Holding Corp.(a)(b)	1,733	12,859
Jaguar Mining Inc.(a)(b)	3,524	16,563
Kaiser Aluminum Corp.	387	17,136
Materion Corp.(a)(b)	786	17,826
Newmont Mining Corp.	20,320	1,278,128
Revett Minerals Inc.(a)	468	1,806
RTI International Metals Inc.(a)	1,094	25,512
Thompson Creek Metals Co. Inc.(a)(b)	6,381	38,733
Titanium Metals Corp.	1,667	24,972
U.S. Energy Corp.(a)(b)	1,020	2,356
United States Lime & Minerals Inc.(a)	88	3,511
Ur-Energy Inc.(a)	783	705
USEC Inc.(a)(b)	4,849	7,807
Vista Gold Corp.(a)(b)	2,502	8,357
Vulcan Materials Co.(b)	5,378	148,218

		2,145,437

MISCELLANEOUS – MANUFACTURING – 0.00%
John Bean Technologies Corp.	87	1,241

		1,241

OFFICE & BUSINESS EQUIPMENT – 0.21%
Pitney Bowes Inc.	7,631	143,463
Xerox Corp.	58,641	408,728

		552,191

OFFICE FURNISHINGS – 0.01%
CompX International Inc.	43	546
Steelcase Inc. Class A	2,954	18,640

		19,186

OIL & GAS – 9.62%
Alon USA Energy Inc.	112	687
Anadarko Petroleum Corp.	17,627	1,111,382
Apache Corp.	11,407	915,298
Approach Resources Inc.(a)(b)	265	4,502
Atlas Energy Inc. Escrow(a)(d)	982	98
Atwood Oceanics Inc.(a)(b)	1,689	58,034
Bill Barrett Corp.(a)(b)	1,821	65,993
BPZ Resources Inc.(a)(b)	3,172	8,786
CAMAC Energy Inc.(a)(b)	2,450	1,470
Chesapeake Energy Corp.	27,486	702,267
Chevron Corp.	79,196	7,327,214
Cimarex Energy Co.	2,624	146,157
Cobalt International Energy Inc.(a)	341	2,629
Comstock Resources Inc.(a)	1,990	30,765
ConocoPhillips	59,054	3,739,299
Crimson Exploration Inc.(a)	912	1,961
Crosstex Energy Inc.	181	2,440
Delek US Holdings Inc.	594	6,694

56

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Denbury Resources Inc.(a)	2,805	$32,258
Devon Energy Corp.	17,673	979,791
Diamond Offshore Drilling Inc.	1,519	83,150
Endeavour International Corp.(a)(b)	1,551	12,377
Energy Partners Ltd.(a)	1,209	13,384
EQT Corp.	3,406	181,744
EXCO Resources Inc.	524	5,617
Exxon Mobil Corp.	53,920	3,916,210
Forest Oil Corp.(a)(b)	1,021	14,702
Gastar Exploration Ltd.(a)(b)	2,426	7,278
GeoResources Inc.(a)	512	9,108
GMX Resources Inc.(a)(b)	1,701	3,861
Harvest Natural Resources Inc.(a)(b)	1,417	12,144
Helmerich & Payne Inc.	291	11,815
Hess Corp.	12,682	665,298
Kosmos Energy Ltd.(a)	220	2,576
Marathon Oil Corp.	29,767	642,372
Marathon Petroleum Corp.	14,903	403,275
Miller Energy Resources Inc.(a)(b)	1,298	3,427
Murphy Oil Corp.	6,858	302,849
Nabors Industries Ltd.(a)	12,057	147,819
Newfield Exploration Co.(a)	2,375	94,264
Noble Energy Inc.	5,902	417,862
Occidental Petroleum Corp.	24,180	1,728,870
Parker Drilling Co.(a)(b)	4,874	21,397
Patterson-UTI Energy Inc.	5,710	99,011
Penn Virginia Corp.	1,908	10,628
PetroCorp Inc. Escrow(a)(d)	190	0
Petroleum Development Corp.(a)(b)	981	19,022
PetroQuest Energy Inc.(a)(b)	1,793	9,862
Pioneer Drilling Co.(a)	614	4,409
Pioneer Natural Resources Co.	922	60,640
Plains Exploration & Production Co.(a)	5,893	133,830
QEP Resources Inc.	1,588	42,987
Quicksilver Resources Inc.(a)(b)	4,599	34,860
Rex Energy Corp.(a)	210	2,657
Rowan Companies Inc.(a)	4,437	133,953
SM Energy Co.	511	30,992
Sunoco Inc.	4,512	139,917
Swift Energy Co.(a)(b)	1,772	43,130
Tesoro Corp.(a)	6,006	116,937
Triangle Petroleum Corp.(a)	931	3,342
Unit Corp.(a)(b)	1,750	64,610
VAALCO Energy Inc.(a)(b)	1,882	9,147
Valero Energy Corp.	23,863	424,284
Vantage Drilling Co.(a)	7,297	9,121
Venoco Inc.(a)(b)	946	8,334
Voyager Oil & Gas Inc.(a)	533	1,119
Warren Resources Inc.(a)(b)	2,521	6,050
Western Refining Inc.(a)	134	1,670

		25,249,636
OIL & GAS SERVICES – 0.76%
Baker Hughes Inc.	10,944	505,175
C&J Energy Services Inc.(a)	239	3,929
Cal Dive International Inc.(a)	1,530	2,922
Cameron International Corp.(a)	2,684	111,493
Dawson Geophysical Co.(a)	241	5,683
Exterran Holdings Inc.(a)(b)	2,670	25,952
Global Industries Ltd.(a)	4,228	33,486
Gulf Island Fabrication Inc.	512	10,588
Helix Energy Solutions Group Inc.(a)(b)	4,430	58,033
Hercules Offshore Inc.(a)	4,811	14,048
Hornbeck Offshore Services Inc.(a)(b)	955	23,789

Security	Shares	Value
Key Energy Services Inc.(a)(b)	541	$5,134
Matrix Service Co.(a)(b)	946	8,051
Mitcham Industries Inc.(a)	299	3,349
National Oilwell Varco Inc.	17,677	905,416
Natural Gas Services Group Inc.(a)	515	6,608
Newpark Resources Inc.(a)(b)	3,515	21,406
Oil States International Inc.(a)	340	17,313
SEACOR Holdings Inc.	904	72,510
Tesco Corp.(a)	239	2,772
Tetra Technologies Inc.(a)(b)	2,857	22,056
Tidewater Inc.	2,028	85,277
Union Drilling Inc.(a)(b)	610	2,867
Willbros Group Inc.(a)	1,321	5,509
World Fuel Services Corp.	1,278	41,727

		1,995,093
PACKAGING & CONTAINERS – 0.21%
Bemis Co. Inc.	4,392	128,730
Graphic Packaging Holding Co.(a)	841	2,902
Greif Inc. Class A	1,597	68,495
Owens-Illinois Inc.(a)	6,845	103,496
Packaging Corp. of America	408	9,506
Sealed Air Corp.	6,684	111,623
Sonoco Products Co.	4,156	117,324

		542,076
PHARMACEUTICALS – 5.88%
Abbott Laboratories	3,954	202,208
Allos Therapeutics Inc.(a)	635	1,168
Anacor Pharmaceuticals Inc.(a)	28	160
Array BioPharma Inc.(a)	1,329	2,605
AVANIR Pharmaceuticals Inc. Class A(a)(b)	530	1,516
BioScrip Inc.(a)	426	2,709
Bristol-Myers Squibb Co.	71,275	2,236,609
Cardinal Health Inc.	7,310	306,143
Cephalon Inc.(a)	3,179	256,545
Cornerstone Therapeutics Inc.(a)(b)	320	2,048
DURECT Corp.(a)	237	382
Dyax Corp.(a)	745	939
Eli Lilly and Co.	28,573	1,056,344
Forest Laboratories Inc.(a)	11,981	368,895
Furiex Pharmaceuticals Inc.(a)(b)	412	5,863
Hi-Tech Pharmacal Co. Inc.(a)(b)	299	10,046
Hospira Inc.(a)	1,128	41,736
Idenix Pharmaceuticals Inc.(a)(b)	1,656	8,263
Impax Laboratories Inc.(a)	238	4,263
K-V Pharmaceutical Co. Class A(a)(b)	728	983
Lannett Co. Inc.(a)(b)	468	1,792
Mead Johnson Nutrition Co. Class A	6,985	480,778
Medicines Co. (The)(a)(b)	970	14,434
Medicis Pharmaceutical Corp. Class A	455	16,598
Merck & Co. Inc.	128,953	4,218,053
Mylan Inc.(a)	1,742	29,614
Neurocrine Biosciences Inc.(a)	583	3,486
Nutraceutical International Corp.(a)	391	4,997
Omega Protein Corp.(a)	730	6,628
Omnicare Inc.	4,830	122,827
Par Pharmaceutical Companies Inc.(a)	463	12,325
Pfizer Inc.	330,095	5,836,080
PharMerica Corp.(a)	1,227	17,509
Progenics Pharmaceuticals Inc.(a)(b)	320	1,837
Rigel Pharmaceuticals Inc.(a)	678	4,990
Schiff Nutrition International Inc.(a)	362	4,011

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Star Scientific Inc.(a)(b)	510	$1,178
Theravance Inc.(a)(b)	475	9,566
Vanda Pharmaceuticals Inc.(a)	73	361
VCA Antech Inc.(a)	3,610	57,688
ViroPharma Inc.(a)(b)	2,956	53,415
Warner Chilcott PLC Class A(a)	623	8,909
Watson Pharmaceuticals Inc.(a)	302	20,611
XenoPort Inc.(a)	265	1,564
Zalicus Inc.(a)(b)	1,225	1,201

		15,439,877
PIPELINES – 0.68%
El Paso Corp.	1,895	33,125
Kinder Morgan Inc.(b)	2,262	58,563
ONEOK Inc.	4,133	272,943
Questar Corp.	7,400	131,054
SemGroup Corp.(a)	1,735	34,631
Spectra Energy Corp.	27,165	666,357
Williams Companies Inc. (The)	24,590	598,521

		1,795,194
REAL ESTATE – 0.13%
Avatar Holdings Inc.(a)(b)	379	3,100
Consolidated-Tomoka Land Co.	176	4,622
Forest City Enterprises Inc. Class A(a)	5,735	61,135
Forestar Group Inc.(a)(b)	1,480	16,147
Government Properties Income Trust	1,515	32,588
Hilltop Holdings Inc.(a)(b)	1,665	12,005
Howard Hughes Corp. (The)(a)	896	37,722
Jones Lang LaSalle Inc.	403	20,879
Kennedy-Wilson Holdings Inc.	994	10,536
Resource Capital Corp.(b)	2,975	14,875
Retail Opportunity Investments Corp.	1,757	19,467
St. Joe Co. (The)(a)(b)	2,719	40,758
Starwood Property Trust Inc.	3,894	66,821
Terreno Realty Corp.	430	5,517

		346,172
REAL ESTATE INVESTMENT TRUSTS – 4.02%
Acadia Realty Trust	1,337	25,002
AG Mortgage Investment Trust Inc.	218	4,077
Agree Realty Corp.	411	8,952
Alexandria Real Estate Equities Inc.	2,582	158,509
American Assets Trust Inc.	74	1,328
American Campus Communities Inc.(b)	1,581	58,829
American Capital Agency Corp.	7,488	202,925
American Capital Mortgage Investment Corp.	277	4,626
Annaly Capital Management Inc.	39,755	661,126
Anworth Mortgage Asset Corp.	5,287	35,952
Apartment Investment and Management Co. Class A	1,607	35,547
Apollo Commercial Real Estate Finance Inc.	861	11,339
ARMOUR Residential Inc.(b)	3,205	21,794
Ashford Hospitality Trust Inc.	2,286	16,048
Associated Estates Realty Corp.(b)	1,642	25,385
AvalonBay Communities Inc.	3,936	448,901
BioMed Realty Trust Inc.	5,484	90,870
Boston Properties Inc.	1,088	96,941
Brandywine Realty Trust	5,654	45,289
BRE Properties Inc. Class A	3,109	131,635
Camden Property Trust	817	45,147
Campus Crest Communities Inc.	1,278	13,905
CapLease Inc.	2,843	10,263

Security	Shares	Value
Capstead Mortgage Corp.	3,532	$40,759
CBL & Associates Properties Inc.	4,265	48,450
Cedar Shopping Centers Inc.	2,331	7,249
Chatham Lodging Trust	578	5,734
Chesapeake Lodging Trust	1,343	16,210
Chimera Investment Corp.	42,822	118,617
Cogdell Spencer Inc.	1,371	5,169
Colonial Properties Trust(b)	3,488	63,342
Colony Financial Inc.	1,376	17,778
CommonWealth REIT	3,534	67,040
CoreSite Realty Corp.	829	11,896
Corporate Office Properties Trust	2,034	44,300
Cousins Properties Inc.	3,809	22,283
CreXus Investment Corp.	2,387	21,197
CubeSmart	4,154	35,434
CYS Investments Inc.(b)	3,449	41,698
DCT Industrial Trust Inc.	10,263	45,055
DDR Corp.	9,026	98,383
DiamondRock Hospitality Co.(b)	6,994	48,888
Douglas Emmett Inc.	5,199	88,903
Duke Realty Corp.	10,544	110,712
DuPont Fabros Technology Inc.(b)	1,522	29,968
Dynex Capital Inc.	1,684	13,573
EastGroup Properties Inc.	611	23,304
Education Realty Trust Inc.(b)	3,018	25,925
Entertainment Properties Trust	1,950	76,011
Equity Lifestyle Properties Inc.(b)	395	24,766
Equity One Inc.	2,241	35,542
Equity Residential	11,420	592,355
Essex Property Trust Inc.	603	72,384
Excel Trust Inc.	1,231	11,842
Extra Space Storage Inc.	2,396	44,637
Federal Realty Investment Trust	634	52,248
FelCor Lodging Trust Inc.(a)(b)	2,600	6,058
First Industrial Realty Trust Inc.(a)	3,553	28,424
First Potomac Realty Trust	2,091	26,075
Franklin Street Properties Corp.	2,949	33,353
General Growth Properties Inc.	23,602	285,584
Getty Realty Corp.	586	8,450
Gladstone Commercial Corp.	229	3,591
Glimcher Realty Trust	533	3,774
Hatteras Financial Corp.	3,123	78,575
HCP Inc.	16,976	595,179
Health Care REIT Inc.(b)	7,402	346,414
Healthcare Realty Trust Inc.(b)	3,258	54,897
Hersha Hospitality Trust(b)	5,881	20,348
Highwoods Properties Inc.	753	21,280
Hospitality Properties Trust	5,157	109,483
Host Hotels & Resorts Inc.	28,715	314,142
Hudson Pacific Properties Inc.	921	10,711
Inland Real Estate Corp.	3,303	24,112
Invesco Mortgage Capital Inc.	4,830	68,248
Investors Real Estate Trust(b)	2,714	19,541
iStar Financial Inc.(a)	3,864	22,488
Kilroy Realty Corp.	1,239	38,781
Kimco Realty Corp.	17,053	256,307
Kite Realty Group Trust	2,308	8,447
LaSalle Hotel Properties(b)	3,555	68,256
Lexington Realty Trust(b)	5,086	33,262
Liberty Property Trust(b)	4,798	139,670
LTC Properties Inc.(b)	1,039	26,307
Macerich Co. (The)	3,504	149,375
Mack-Cali Realty Corp.	3,633	97,183
Medical Properties Trust Inc.	4,667	41,770
MFA Financial Inc.	14,875	104,422

58

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Mission West Properties Inc.	741	$5,624
Monmouth Real Estate Investment Corp. Class A	1,479	11,728
MPG Office Trust Inc.(a)	2,024	4,271
National Health Investors Inc.(b)	570	24,014
National Retail Properties Inc.(b)	3,988	107,158
Newcastle Investment Corp.	212	863
NorthStar Realty Finance Corp.(b)	4,006	13,220
Omega Healthcare Investors Inc.	225	3,584
One Liberty Properties Inc.	463	6,788
Parkway Properties Inc.	917	10,096
Pebblebrook Hotel Trust	2,126	33,272
Pennsylvania Real Estate Investment Trust	2,324	17,965
Piedmont Office Realty Trust Inc. Class A	7,195	116,343
Post Properties Inc.(b)	2,083	72,363
Prologis Inc.	19,197	465,527
PS Business Parks Inc.	623	30,863
Public Storage	340	37,859
RAIT Financial Trust	1,589	5,387
Ramco-Gershenson Properties Trust	1,609	13,194
Realty Income Corp.	5,567	179,480
Redwood Trust Inc.(b)	3,282	36,660
Regency Centers Corp.	3,743	132,240
RLJ Lodging Trust	1,151	14,698
Sabra Healthcare REIT Inc.	1,119	10,675
Senior Housing Properties Trust	6,381	137,447
Simon Property Group Inc.	2,239	246,245
SL Green Realty Corp.	3,715	216,027
Sovran Self Storage Inc.	1,157	43,006
STAG Industrial Inc.	664	6,773
Strategic Hotels & Resorts Inc.(a)	5,455	23,511
Summit Hotel Properties Inc.	1,091	7,702
Sun Communities Inc.	888	31,249
Sunstone Hotel Investors Inc.(a)	4,937	28,092
Taubman Centers Inc.	2,329	117,172
Two Harbors Investment Corp.	5,961	52,636
UDR Inc.	8,423	186,485
UMH Properties Inc.	481	4,372
Universal Health Realty Income Trust(b)	235	7,898
Urstadt Biddle Properties Inc. Class A(b)	834	13,319
Ventas Inc.	4,150	205,010
Vornado Realty Trust	6,859	511,819
Walter Investment Management Corp.	1,078	24,719
Washington Real Estate Investment Trust	2,052	57,825
Weingarten Realty Investors	5,045	106,803
Whitestone REIT Class B	315	3,509
Winthrop Realty Trust(b)	1,179	10,245

		10,556,285
RETAIL – 3.93%
99 Cents Only Stores(a)(b)	1,733	31,922
Abercrombie & Fitch Co. Class A	514	31,642
America’s Car-Mart Inc.(a)	171	4,962
American Eagle Outfitters Inc.	8,141	95,413
Asbury Automotive Group Inc.(a)(b)	1,220	20,118
AutoNation Inc.(a)(b)	868	28,453
Barnes & Noble Inc.(b)	1,213	14,350
Bebe Stores Inc.	1,604	10,779
Benihana Inc. Class A(a)	556	4,787
Best Buy Co. Inc.	13,194	307,420
Big 5 Sporting Goods Corp.	918	5,581
Big Lots Inc.(a)	1,797	62,590
Biglari Holdings Inc.(a)	45	13,338
BJ’s Wholesale Club Inc.(a)	2,056	105,349
Bob Evans Farms Inc.	1,266	36,106

Security	Shares	Value
Bon-Ton Stores Inc. (The)(b)	516	$2,565
Brinker International Inc.	276	5,774
Brown Shoe Co. Inc.(b)	1,753	12,481
Build-A-Bear Workshop Inc.(a)	694	3,539
Cabela’s Inc.(a)	1,808	37,046
Caribou Coffee Co. Inc.(a)	289	3,416
CarMax Inc.(a)	7,864	187,556
Cash America International Inc.	816	41,747
Casual Male Retail Group Inc.(a)	1,760	6,618
Charming Shoppes Inc.(a)(b)	4,857	12,628
Chico’s FAS Inc.	2,458	28,095
Children’s Place Retail Stores Inc. (The)(a)	1,091	50,764
Christopher & Banks Corp.	1,496	5,281
Citi Trends Inc.(a)(b)	625	7,356
Coldwater Creek Inc.(a)	2,540	3,175
Collective Brands Inc.(a)(b)	2,572	33,333
Conn’s Inc.(a)	555	3,985
Cost Plus Inc.(a)(b)	291	1,833
Cracker Barrel Old Country Store Inc.	53	2,124
CVS Caremark Corp.	56,650	1,902,307
Denny’s Corp.(a)(b)	1,141	3,800
Dillard’s Inc. Class A	1,301	56,567
Domino’s Pizza Inc.(a)	1,598	43,545
DSW Inc. Class A	66	3,048
Dunkin’ Brands Group Inc.(a)	148	4,100
Einstein Noah Restaurant Group Inc.	34	436
Finish Line Inc. (The) Class A	1,505	30,085
Foot Locker Inc.	6,451	129,601
Francesca’s Holdings Corp.(a)	277	5,875
Fred’s Inc. Class A	1,643	17,514
GameStop Corp. Class A(a)(b)	5,890	136,059
Gap Inc. (The)	14,771	239,881
Genesco Inc.(a)	889	45,810
Gordmans Stores Inc.(a)	12	144
Group 1 Automotive Inc.	1,004	35,692
Haverty Furniture Companies Inc.	785	7,842
hhgregg Inc.(a)(b)	712	6,942
Home Depot Inc. (The)	26,508	871,318
Hot Topic Inc.	1,870	14,268
J.C. Penney Co. Inc.	6,893	184,595
Jack in the Box Inc.(a)	1,833	36,513
Kenneth Cole Productions Inc. Class A(a)	213	2,285
Kirkland’s Inc.(a)	700	6,419
Kohl’s Corp.	1,733	85,090
Lithia Motors Inc. Class A	922	13,258
Lowe’s Companies Inc.	54,403	1,052,154
Luby’s Inc.(a)(b)	786	3,223
Macy’s Inc.	15,612	410,908
MarineMax Inc.(a)(b)	970	6,276
McCormick & Schmick’s Seafood Restaurants Inc.(a)	558	3,861
Men’s Wearhouse Inc. (The)	1,783	46,501
Movado Group Inc.	723	8,806
New York & Co. Inc.(a)(b)	1,062	3,388
O’Charley’s Inc.(a)(b)	770	4,574
Office Depot Inc.(a)(b)	11,597	23,890
OfficeMax Inc.(a)(b)	3,591	17,416
P.F. Chang’s China Bistro Inc.	77	2,097
Pacific Sunwear of California Inc.(a)(b)	1,981	2,377
Pantry Inc. (The)(a)(b)	893	10,832
PC Connection Inc.(a)(b)	391	3,120
Penske Automotive Group Inc.	1,866	29,856
Pep Boys - Manny, Moe & Jack (The)	2,200	21,714
Pier 1 Imports Inc.(a)(b)	2,804	27,423
PVH Corp.	2,120	123,469
RadioShack Corp.	4,176	48,525

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Red Robin Gourmet Burgers Inc.(a)	54	$1,301
Regis Corp.	2,414	34,013
REX American Resources Corp.(a)(b)	284	4,794
Rite Aid Corp.(a)	23,304	22,838
Ruby Tuesday Inc.(a)(b)	2,720	19,475
Rush Enterprises Inc. Class A(a)(b)	1,368	19,371
Ruth’s Hospitality Group Inc.(a)	1,222	5,242
Saks Inc.(a)(b)	4,818	42,158
Sally Beauty Holdings Inc.(a)	294	4,880
School Specialty Inc.(a)(b)	673	4,798
Sears Holdings Corp.(a)(b)	1,615	92,895
Select Comfort Corp.(a)	298	4,163
Shoe Carnival Inc.(a)(b)	383	9,039
Signet Jewelers Ltd.(a)	3,617	122,255
Sonic Automotive Inc.	1,681	18,138
Stage Stores Inc.	1,300	18,031
Staples Inc.	29,852	397,032
Stein Mart Inc.	1,148	7,175
Susser Holdings Corp.(a)	335	6,677
Syms Corp.(a)	271	2,377
Systemax Inc.(a)	426	5,419
Talbots Inc. (The)(a)(b)	2,921	7,887
Target Corp.	27,266	1,337,125
Teavana Holdings Inc.(a)	198	4,027
Texas Roadhouse Inc.	172	2,274
Titan Machinery Inc.(a)	437	7,822
Tuesday Morning Corp.(a)	1,801	6,340
Wal-Mart Stores Inc.	17,794	923,509
Walgreen Co.	2,142	70,450
Wendy’s Co. (The)	12,519	57,462
West Marine Inc.(a)	610	4,697
Wet Seal Inc. Class A(a)	3,788	16,970
Williams-Sonoma Inc.	2,100	64,659
Zale Corp.(a)(b)	1,342	3,825

		10,304,648

SAVINGS & LOANS – 0.44%
Abington Bancorp Inc.	845	6,084
Astoria Financial Corp.	3,634	27,945
BankFinancial Corp.	856	5,684
BankUnited Inc.	1,397	29,002
Beneficial Mutual Bancorp Inc.(a)(b)	1,388	10,341
Berkshire Hills Bancorp Inc.	867	16,013
BofI Holding Inc.(a)(b)	349	4,698
Brookline Bancorp Inc.	2,510	19,352
Cape Bancorp Inc.(a)(b)	479	3,387
Capitol Federal Financial Inc.	6,997	73,888
Charter Financial Corp.	284	2,664
Clifton Savings Bancorp Inc.	322	2,949
Dime Community Bancshares Inc.	1,301	13,179
ESB Financial Corp.	521	5,710
ESSA Bancorp Inc.	473	4,971
First Defiance Financial Corp.(a)	406	5,440
First Financial Holdings Inc.	700	2,807
First Niagara Financial Group Inc.	12,636	115,619
First PacTrust Bancorp Inc.	424	4,804
Flagstar Bancorp Inc.(a)	8,169	4,002
Flushing Financial Corp.	1,312	14,170
Fox Chase Bancorp Inc.	607	7,697
Home Federal Bancorp Inc.	709	5,544
Hudson City Bancorp Inc.	17,765	100,550
Investors Bancorp Inc.(a)	1,666	21,042
Kearny Financial Corp.	556	4,915
Meridian Interstate Bancorp Inc.(a)	367	4,004

Security	Shares	Value
New York Community Bancorp Inc.	18,237	$217,020
Northwest Bancshares Inc.	4,433	52,797
OceanFirst Financial Corp.	612	7,142
Oritani Financial Corp.	2,134	27,443
People’s United Financial Inc.	12,764	145,510
Provident Financial Services Inc.	2,525	27,144
Provident New York Bancorp	1,590	9,254
Rockville Financial Inc.	1,233	11,689
Roma Financial Corp.	334	2,722
Territorial Bancorp Inc.	501	9,594
TFS Financial Corp.(a)	3,337	27,130
United Financial Bancorp Inc.	674	9,227
ViewPoint Financial Group	1,455	16,660
Washington Federal Inc.	4,641	59,126
Westfield Financial Inc.	866	5,707
WSFS Financial Corp.	268	8,461

		1,153,087

SEMICONDUCTORS – 2.81%
Advanced Analogic Technologies Inc.(a)(b)	1,433	6,205
Alpha & Omega Semiconductor Ltd.(a)(b)	613	5,033
Amkor Technology Inc.(a)(b)	4,417	19,258
Amtech Systems Inc.(a)	25	200
ANADIGICS Inc.(a)	2,817	6,085
Applied Materials Inc.	51,657	534,650
Applied Micro Circuits Corp.(a)(b)	410	2,202
Atmel Corp.(a)	1,224	9,878
ATMI Inc.(a)(b)	1,246	19,712
Axcelis Technologies Inc.(a)	4,433	5,320
AXT Inc.(a)	749	3,775
Brooks Automation Inc.	2,763	22,518
Cabot Microelectronics Corp.(a)(b)	757	26,033
Cohu Inc.	1,005	9,929
Cree Inc.(a)(b)	4,294	111,558
CSR PLC SP ADR(a)	307	4,095
DSP Group Inc.(a)(b)	1,006	5,935
EMCORE Corp.(a)(b)	3,691	3,654
Emulex Corp.(a)(b)	3,666	23,462
Entegris Inc.(a)(b)	3,789	24,174
Exar Corp.(a)(b)	1,359	7,760
Fairchild Semiconductor International Inc.(a)	5,331	57,575
FormFactor Inc.(a)(b)	2,147	13,376
Freescale Semiconductor Holdings I Ltd.(a)	685	7,556
FSI International Inc.(a)	1,616	3,054
GSI Group Inc.(a)(b)	1,080	8,294
GSI Technology Inc.(a)	842	4,143
Integrated Device Technology Inc.(a)(b)	2,236	11,515
Integrated Silicon Solution Inc.(a)	1,118	8,732
Intel Corp.	221,509	4,724,787
International Rectifier Corp.(a)(b)	2,915	54,277
Intersil Corp. Class A	2,635	27,114
IXYS Corp.(a)(b)	367	3,993
KLA-Tencor Corp.	1,593	60,980
Kopin Corp.(a)(b)	1,657	5,684
Kulicke and Soffa Industries Inc.(a)	3,009	22,447
Lattice Semiconductor Corp.(a)(b)	3,406	17,881
LSI Corp.(a)	16,737	86,698
LTX-Credence Corp.(a)	953	5,041
Marvell Technology Group Ltd.(a)(b)	21,185	307,818
MEMC Electronic Materials Inc.(a)	3,928	20,583
Micron Technology Inc.(a)	36,166	182,277
Mindspeed Technologies Inc.(a)(b)	639	3,323
MIPS Technologies Inc.(a)(b)	643	3,112
MKS Instruments Inc.	2,183	47,393

60

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
Monolithic Power Systems Inc.(a)(b)	290	$2,952
Nanometrics Inc.(a)	841	12,194
Novellus Systems Inc.(a)	2,914	79,436
OmniVision Technologies Inc.(a)	511	7,174
Pericom Semiconductor Corp.(a)(b)	923	6,839
Photronics Inc.(a)(b)	2,462	12,261
PLX Technology Inc.(a)(b)	1,860	5,599
PMC-Sierra Inc.(a)	9,195	54,986
QLogic Corp.(a)	806	10,220
Richardson Electronics Ltd.	625	8,506
Rudolph Technologies Inc.(a)(b)	1,322	8,844
Silicon Image Inc.(a)(b)	700	4,109
Silicon Laboratories Inc.(a)(b)	191	6,400
Standard Microsystems Corp.(a)(b)	960	18,624
Supertex Inc.(a)	462	7,993
Teradyne Inc.(a)(b)	7,748	85,305
Tessera Technologies Inc.(a)	2,136	25,504
Texas Instruments Inc.	17,732	472,558
Veeco Instruments Inc.(a)(b)	514	12,542

		7,381,135

SHIPBUILDING – 0.02%
Huntington Ingalls Industries Inc.(a)	2,037	49,560

		49,560

SOFTWARE – 0.53%
Accelrys Inc.(a)(b)	2,313	14,017
Activision Blizzard Inc.	17,653	210,071
Actuate Corp.(a)	119	657
Acxiom Corp.(a)	3,390	36,070
Allscripts Healthcare Solutions Inc.(a)(b)	1,541	27,769
American Reprographics Co.(a)(b)	1,346	4,523
Avid Technology Inc.(a)	1,243	9,621
Broadridge Financial Solutions Inc.	289	5,820
CA Inc.	15,999	310,541
Compuware Corp.(a)	2,435	18,652
CSG Systems International Inc.(a)	751	9,493
Digi International Inc.(a)(b)	887	9,757
DynaVox Inc.(a)	83	299
Ebix Inc.(a)(b)	386	5,674
Emdeon Inc. Class A(a)	1,154	21,684
EPIQ Systems Inc.	1,221	15,299
ePocrates Inc.(a)	21	189
Fair Isaac Corp.	693	15,128
Fidelity National Information Services Inc.	10,936	265,964
Fiserv Inc.(a)	1,194	60,619
inContact Inc.(a)	107	369
JDA Software Group Inc.(a)	1,439	33,730
ManTech International Corp. Class A	973	30,533
MedAssets Inc.(a)(b)	358	3,440
MoneyGram International Inc.(a)	305	711
Omnicell Inc.(a)	718	9,894
Paychex Inc.	1,080	28,480
PDF Solutions Inc.(a)	57	233
Progress Software Corp.(a)(b)	1,137	19,954
Quest Software Inc.(a)	1,773	28,155
Renaissance Learning Inc.	366	6,141
Rosetta Stone Inc.(a)	459	4,200
Schawk Inc.	492	4,856
SeaChange International Inc.(a)(b)	566	4,358
Smith Micro Software Inc.(a)	1,499	2,278
SS&C Technologies Holdings Inc.(a)	1,053	15,047
SYNNEX Corp.(a)(b)	1,050	27,510

Security	Shares	Value
Tangoe Inc.(a)	114	$1,289
THQ Inc.(a)	2,843	4,918
Total System Services Inc.	6,770	114,616

		1,382,559

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)(b)	1,136	18,676
Wesco Aircraft Holdings Inc.(a)	542	5,924

		24,600

TELECOMMUNICATIONS – 7.11%
Alaska Communications Systems Group Inc.(b)	1,504	9,866
Amdocs Ltd.(a)	7,742	209,963
Anaren Inc.(a)(b)	553	10,590
Anixter International Inc.	588	27,895
ARRIS Group Inc.(a)(b)	5,171	53,261
AT&T Inc.	247,410	7,056,133
Atlantic Tele-Network Inc.	301	9,897
Aviat Networks Inc.(a)(b)	2,532	5,950
BigBand Networks Inc.(a)(b)	1,829	2,341
Black Box Corp.	750	16,012
CenturyLink Inc.	25,558	846,481
Cincinnati Bell Inc.(a)(b)	5,905	18,246
Cisco Systems Inc.	229,791	3,559,463
Clearwire Corp. Class A(a)(b)	1,024	2,386
Communications Systems Inc.	278	3,614
Comtech Telecommunications Corp.	1,114	31,292
Consolidated Communications Holdings Inc.	220	3,971
Corning Inc.	65,596	810,767
EchoStar Corp. Class A(a)	1,595	36,063
Extreme Networks Inc.(a)(b)	2,766	7,330
Fairpoint Communications Inc.(a)(b)	845	3,633
Frontier Communications Corp.	41,488	253,492
GeoEye Inc.(a)(b)	874	24,778
Global Crossing Ltd.(a)	475	11,357
Globalstar Inc.(a)(b)	4,273	1,748
Globecomm Systems Inc.(a)(b)	273	3,688
Harmonic Inc.(a)(b)	3,785	16,124
Harris Corp.	3,622	123,764
IDT Corp. Class B	46	938
Infinera Corp.(a)(b)	4,092	31,590
Iridium Communications Inc.(a)(b)	1,605	9,951
Knology Inc.(a)	86	1,116
KVH Industries Inc.(a)	589	4,659
Leap Wireless International Inc.(a)(b)	2,022	13,952
Level 3 Communications Inc.(a)	71,580	106,654
Loral Space & Communications Inc.(a)(b)	420	21,042
Motorola Mobility Holdings Inc.(a)	10,915	412,369
Motorola Solutions Inc.	12,582	527,186
Motricity Inc.(a)	90	152
NeoPhotonics Corp.(a)	182	1,252
Neutral Tandem Inc.(a)	1,315	12,729
Newport Corp.(a)(b)	1,074	11,610
NII Holdings Inc.(a)	888	23,932
Novatel Wireless Inc.(a)	1,185	3,579
Oclaro Inc.(a)(b)	2,108	7,673
Oplink Communications Inc.(a)	492	7,449
Opnext Inc.(a)(b)	1,791	2,239
ORBCOMM Inc.(a)	1,448	3,692
PAETEC Holding Corp.(a)	1,528	8,083
Plantronics Inc.	1,466	41,708
Preformed Line Products Co.	93	4,259
Premiere Global Services Inc.(a)	2,182	14,008

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
RF Micro Devices Inc.(a)	10,326	$65,467
Sonus Networks Inc.(a)(b)	8,136	17,655
Sprint Nextel Corp.(a)	125,247	380,751
SureWest Communications	551	5,769
Sycamore Networks Inc.	834	15,054
Symmetricom Inc.(a)(b)	1,808	7,847
Tekelec(a)(b)	2,549	15,396
TeleNav Inc.(a)	41	364
Telephone and Data Systems Inc.	3,779	80,304
Tellabs Inc.	15,178	65,114
tw telecom inc.(a)(b)	912	15,066
United States Cellular Corp.(a)(b)	604	23,949
UniTek Global Services Inc.(a)	460	2,282
USA Mobility Inc.	923	12,184
Verizon Communications Inc.	91,483	3,366,574
ViaSat Inc.(a)(b)	950	31,644
Vonage Holdings Corp.(a)	3,324	8,642
Westell Technologies Inc.(a)(b)	2,219	4,793
Windstream Corp.	9,472	110,444

		18,661,226

TEXTILES – 0.11%
Cintas Corp.	4,715	132,680
G&K Services Inc. Class A	782	19,972
Mohawk Industries Inc.(a)	2,370	101,697
UniFirst Corp.	592	26,812

		281,161

TOYS, GAMES & HOBBIES – 0.05%
JAKKS Pacific Inc.(b)	1,137	21,546
LeapFrog Enterprises Inc.(a)	1,732	5,837
Mattel Inc.	3,731	96,596

		123,979

TRANSPORTATION – 1.48%
Air Transport Services Group Inc.(a)	2,248	9,734
Alexander & Baldwin Inc.	1,739	63,526
Arkansas Best Corp.	1,062	17,151
Atlas Air Worldwide Holdings Inc.(a)(b)	1,098	36,552
Baltic Trading Ltd.	691	3,213
Bristow Group Inc.	1,518	64,409
CAI International Inc.(a)(b)	28	328
Celadon Group Inc.	325	2,886
Con-way Inc.	2,094	46,340
Covenant Transportation Group Class A(a)(b)	349	1,274
DHT Maritime Inc.	2,692	5,492
Eagle Bulk Shipping Inc.(a)(b)	2,663	4,181
Excel Maritime Carriers Ltd.(a)(b)	1,910	3,973
FedEx Corp.	12,424	840,856
Frontline Ltd.	2,154	10,447
Genco Shipping & Trading Ltd.(a)(b)	1,235	9,645
General Maritime Corp.	4,966	1,291
GulfMark Offshore Inc. Class A(a)(b)	817	29,690
International Shipholding Corp.	227	4,197
Kansas City Southern Industries Inc.(a)	1,146	57,254
Kirby Corp.(a)(b)	653	34,374
Knightsbridge Tankers Ltd.(b)	918	15,193
Marten Transport Ltd.	553	9,534
Nordic American Tankers Ltd.(b)	1,973	27,819
Norfolk Southern Corp.	14,758	900,533
Overseas Shipholding Group Inc.(b)	1,107	15,210
Pacer International Inc.(a)(b)	1,316	4,935

Security	Shares	Value
Patriot Transportation Holding Inc.(a)(b)	257	$5,194
PHI Inc.(a)(b)	544	10,412
Quality Distribution Inc.(a)	437	3,920
RailAmerica Inc.(a)	891	11,610
Roadrunner Transportation Systems Inc.(a)	357	4,898
Ryder System Inc.	2,143	80,384
Saia Inc.(a)(b)	675	7,101
Scorpio Tankers Inc.(a)(b)	1,038	5,481
Ship Finance International Ltd.	1,882	24,466
Swift Transportation Co.(a)(b)	2,347	15,115
Teekay Corp.	1,742	39,387
Teekay Tankers Ltd. Class A	1,771	8,147
Ultrapetrol (Bahamas) Ltd.(a)(b)	891	2,022
Union Pacific Corp.	17,153	1,400,885
Universal Truckload Services Inc.	230	2,990
UTi Worldwide Inc.	415	5,412
Werner Enterprises Inc.	1,564	32,578

		3,880,039

TRUCKING & LEASING – 0.04%
Aircastle Ltd.	2,178	20,735
AMERCO(a)	362	22,607
GATX Corp.	1,939	60,090
Greenbrier Companies Inc. (The)(a)(b)	770	8,970

		112,402

VENTURE CAPITAL – 0.00%
Fidus Investment Corp.	174	2,191
Medley Capital Corp.	464	4,677

		6,868

WATER – 0.18%
American States Water Co.	780	26,465
American Water Works Co. Inc.	7,312	220,676
Aqua America Inc.	5,180	111,733
Artesian Resources Corp. Class A(b)	262	4,588
California Water Service Group	1,743	30,869
Connecticut Water Service Inc.	359	8,982
Consolidated Water Co. Ltd.(b)	613	4,830
Middlesex Water Co.	652	11,130
Pennichuck Corp.	97	2,714
PICO Holdings Inc.(a)	949	19,464
SJW Corp.	590	12,844
York Water Co. (The)	533	8,624

		462,919

TOTAL COMMON STOCKS (Cost: $361,277,934)		262,049,787

SHORT-TERM INVESTMENTS – 3.17%

MONEY MARKET FUNDS – 3.17%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%(c)(e)(f)	7,395,465	7,395,465
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%(c)(e)(f)	626,420	626,420

62

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

September 30, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(c)(e)	298,108	$298,108

		8,319,993

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,319,993)		8,319,993

TOTAL INVESTMENTS IN SECURITIES – 103.01% (Cost: $369,597,927)		270,369,780

SHORT POSITIONS(g) – (0.00)%

COMMON STOCKS – (0.00)%
Lone Pine Resources Inc.(a)	(572)	(3,775)

TOTAL SHORT POSITIONS (Proceeds: $3,792)		(3,775)

Other Assets, Less Liabilities – (3.01)%		(7,887,690)

NET ASSETS – 100.00%		$262,478,315

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.78%

ADVERTISING – 0.49%
APAC Customer Services Inc.(a)	53,746	$457,916
Gaiam Inc. Class A	31,290	106,073
Marchex Inc. Class B	39,507	335,810
MDC Partners Inc.	44,567	642,656
Valuevision Media Inc. Class A(a)	70,442	166,243

		1,708,698

AEROSPACE & DEFENSE – 0.51%
Arotech Corp.(a)	20,779	30,961
Breeze-Eastern Corp.(a)	10,632	98,771
CPI Aerostructures Inc.(a)	11,400	108,414
Ducommun Inc.	19,735	295,630
GenCorp Inc.(a)	101,870	457,396
Innovative Solutions and Support Inc.(a)	26,511	128,048
Kratos Defense & Security Solutions Inc.(a)(b)	59,586	400,418
LMI Aerospace Inc.(a)	15,773	269,088

		1,788,726

AGRICULTURE – 0.33%
Alico Inc.	7,089	139,228
Alliance One International Inc.(a)(b)	161,419	393,862
Cadiz Inc.(a)(b)	25,500	201,705
Griffin Land & Nurseries Inc.	2,403	61,709
Limoneira Co.(b)	16,102	229,937
MGP Ingredients Inc.	24,046	121,913

		1,148,354

AIRLINES – 0.18%
Hawaiian Holdings Inc.(a)	79,952	336,598
Pinnacle Airlines Corp.(a)	29,895	87,592
Republic Airways Holdings Inc.(a)	75,394	213,365

		637,555

APPAREL – 0.88%
American Apparel Inc.(a)(b)	74,234	58,645
Cherokee Inc.	18,156	233,305
Delta Apparel Inc.(a)	13,685	215,539
Heelys Inc.(a)	31,417	63,462
Iconix Brand Group Inc. Escrow(a)(b)(c)	21,276	2
K-Swiss Inc. Class A(a)	37,795	160,629
Lacrosse Footwear Inc.	11,298	146,535
Lakeland Industries Inc.(a)	10,435	81,393
Oxford Industries Inc.	22,230	762,489
Perry Ellis International Inc.(a)(b)	21,988	413,374
R.G. Barry Corp.	18,063	191,468
Rocky Brands Inc.(a)	15,842	157,311
Tandy Leather Factory Inc.(a)	16,964	78,034
Unifi Inc.(a)(b)	24,724	201,995
Weyco Group Inc.	14,246	317,686

		3,081,867

Security	Shares	Value
AUTO MANUFACTURERS – 0.29%
Force Protection Inc.(a)	119,904	$461,631
Wabash National Corp.(a)	119,194	568,555

		1,030,186

AUTO PARTS & EQUIPMENT – 1.12%
Amerigon Inc.(a)(b)	40,934	521,090
Commercial Vehicle Group Inc.(a)	51,755	340,030
Douglas Dynamics Inc.	32,771	418,813
Fuel Systems Solutions Inc.(a)(b)	28,747	552,230
Miller Industries Inc.	22,577	391,711
Motorcar Parts of America Inc.(a)	23,347	192,146
Spartan Motors Inc.	58,143	240,131
Standard Motor Products Inc.	34,032	441,395
Superior Industries International Inc.	43,314	669,201
Supreme Industries Inc.(a)	17,533	36,118
Tower International Inc.(a)	13,027	134,308

		3,937,173

BANKS – 11.04%
1st United Bancorp Inc.(a)	54,965	270,977
Alliance Financial Corp.	11,293	316,769
American National Bankshares Inc.	18,049	326,687
Ameris Bancorp(a)	46,874	408,273
AmeriServ Financial Inc.(a)	89,607	170,253
Ames National Corp.	18,197	284,419
Arrow Financial Corp.	22,687	504,786
Bancorp Inc. (The)(a)	53,311	381,707
Bancorp Rhode Island Inc.	8,263	350,269
BancTrust Financial Group Inc.(a)(b)	39,839	93,622
Bank Mutual Corp.	93,063	242,894
Bank of Commerce Holdings	35,551	115,541
Bank of Kentucky Financial Corp.	13,316	269,782
Bank of Marin Bancorp	12,059	398,429
Banner Corp.	28,747	367,674
Berkshire Bancorp Inc.(a)	7,574	49,004
Boston Private Financial Holdings Inc.	136,627	803,367
Bridge Bancorp Inc.(b)	16,966	310,478
Bridge Capital Holdings(a)	20,422	205,445
Bryn Mawr Bank Corp.	23,189	384,242
Camden National Corp.	16,215	441,534
Capital Bank Corp.(a)	19,135	39,801
Capital City Bank Group Inc.(b)	26,660	277,264
Cardinal Financial Corp.	55,363	477,229
Cascade Bancorp(a)(b)	8,937	52,103
Center Bancorp Inc.	31,221	301,283
Center Financial Corp.(a)	66,975	314,113
CenterState Banks Inc.	58,421	305,542
Central Pacific Financial Corp.(a)	26,104	269,393
Century Bancorp Inc. Class A	6,499	150,907
Citizens & Northern Corp.	25,721	382,214
Citizens Holding Co.	2,207	40,829
CNB Financial Corp.	27,849	357,024
CoBiz Financial Inc.	63,921	285,727
Community Capital Corp.(a)	24,124	67,065
Community Trust Bancorp Inc.	26,561	618,606
Crescent Financial Corp.(a)	15,288	45,711
Eagle Bancorp Inc.(a)(b)	32,350	380,759
Encore Bancshares Inc.(a)(b)	20,539	218,946
Enterprise Bancorp Inc.	12,847	158,403
Enterprise Financial Services Corp.	31,472	427,704

64

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
Farmers Capital Bank Corp.(a)	16,393	$72,949
Fidelity Southern Corp.(b)	14,321	93,086
Financial Institutions Inc.	26,155	372,970
First Bancorp (North Carolina)	30,593	307,154
First BanCorp (Puerto Rico)(a)(b)	38,969	109,113
First Bancorp Inc. (Maine)	22,304	280,807
First Busey Corp.	139,789	608,082
First California Financial Group Inc.(a)	44,322	133,409
First Community Bancshares Inc.	30,693	313,069
First Connecticut Bancorp Inc.(a)	31,467	356,206
First Financial Corp.	21,562	593,171
First Merchants Corp.	49,997	352,479
First of Long Island Corp. (The)	17,342	392,970
First South Bancorp Inc.(a)(b)	25,354	91,781
First United Corp.(b)	12,329	46,234
Firstbank Corp.	9,921	49,307
Franklin Financial Corp.(a)	32,389	357,575
German American Bancorp Inc.	27,430	442,172
Great Southern Bancorp Inc.	20,181	338,637
Green Bankshares Inc.(a)(b)	34,087	43,290
Guaranty Bancorp(a)	103,258	123,910
Hanmi Financial Corp.(a)	269,222	223,454
Heartland Financial USA Inc.	26,205	371,587
Herald National Bank(a)(c)	18,957	64,643
Heritage Commerce Corp.(a)(b)	44,116	169,847
Heritage Financial Corp.	26,888	296,843
Heritage Oaks Bancorp(a)	27,530	91,950
Hudson Valley Holding Corp.	25,660	447,254
Intervest Bancshares Corp.(a)	31,367	84,064
Lakeland Bancorp Inc.	41,741	326,415
Lakeland Financial Corp.	31,522	651,244
LNB Bancorp Inc.	30,911	117,153
Macatawa Bank Corp.(a)(b)	61,703	166,598
MainSource Financial Group Inc.	39,756	346,672
Mercantile Bank Corp.(a)(b)	18,737	145,961
Merchants Bancshares Inc.	11,706	313,487
Metro Bancorp Inc.(a)	30,611	264,785
MetroCorp Bancshares Inc.(a)	18,329	91,462
Middleburg Financial Corp.	12,727	193,323
MidSouth Bancorp Inc.	20,418	219,493
MidWestOne Financial Group Inc.	20,270	290,672
Nara Bancorp Inc.(a)	68,952	418,539
National Bankshares Inc.	15,839	382,195
NewBridge Bancorp(a)	35,428	136,398
Northrim BanCorp Inc.	17,298	334,716
OmniAmerican Bancorp Inc.(a)	27,230	371,689
Oriental Financial Group Inc.	76,269	737,521
Orrstown Financial Services Inc.	15,600	200,460
Pacific Continental Corp.	39,212	278,013
Pacific Mercantile Bancorp(a)	25,825	86,514
Park Sterling Corp.(a)	61,090	208,928
Peapack-Gladstone Financial Corp.	23,154	233,392
Peoples Bancorp Inc.	22,462	247,082
Peoples Financial Corp.	3,833	40,630
Pinnacle Financial Partners Inc.(a)	60,535	662,253
Porter Bancorp Inc.	9,623	37,337
Preferred Bank(a)	6,859	54,460
QCR Holdings Inc.	5,604	50,044
Renasant Corp.	46,417	590,888
Republic First Bancorp Inc.(a)(b)	31,236	49,041
Riverview Bancorp Inc.(a)	36,687	90,617
S.Y. Bancorp Inc.	23,792	443,007
Sandy Spring Bancorp Inc.	43,056	629,909
SCBT Financial Corp.	25,953	640,520
Seacoast Banking Corp. of Florida(a)	134,844	198,221

Security	Shares	Value
Shore Bancshares Inc.	17,670	$76,864
Sierra Bancorp	26,967	246,748
Southside Bancshares Inc.	33,469	602,777
Southwest Bancorp Inc.(a)	33,224	140,205
State Bancorp Inc.	30,245	319,690
State Bank Financial Corp.(a)	59,534	751,319
Stellar One Corp.	42,748	425,343
Sterling Bancorp	58,259	422,960
Suffolk Bancorp	18,802	156,433
Sun Bancorp Inc. (New Jersey)(a)	63,993	169,581
Taylor Capital Group Inc.(a)(b)	22,707	145,779
Tennessee Commerce Bancorp Inc.(a)	25,875	23,546
Tompkins Financial Corp.	16,679	596,775
Tower Bancorp Inc.	18,955	396,918
TowneBank(b)	45,086	512,628
TriCo Bancshares	27,291	334,861
Union First Market Bankshares Corp.	37,015	396,801
United Community Banks Inc.(a)(b)	72,288	613,725
United Security Bancshares(a)(b)	17,468	52,404
United Security Bancshares Inc.	14,408	74,777
Univest Corp. of Pennsylvania	32,105	427,960
Virginia Commerce Bancorp Inc.(a)(b)	48,360	283,873
Walker & Dunlop Inc.(a)	19,561	227,299
Washington Banking Co.	33,559	326,529
Washington Trust Bancorp Inc.	27,251	539,025
West Bancorporation Inc.	32,689	277,203
West Coast Bancorp(a)	34,582	484,148
Wilshire Bancorp Inc.(a)	108,527	297,364
Yadkin Valley Financial Corp.(a)(b)	34,307	56,950

		38,724,912
BEVERAGES – 0.47%
Coffee Holding Co. Inc.(b)	5,351	40,133
Craft Brewers Alliance Inc.(a)	21,805	122,326
Farmer Bros. Co.	12,663	69,773
Jones Soda Co.(a)	63,618	43,890
Peet’s Coffee & Tea Inc.(a)	21,883	1,217,570
Primo Water Corp.(a)	25,460	143,594

		1,637,286
BIOTECHNOLOGY – 4.31%
Aastrom Biosciences Inc.(a)(b)	68,342	153,769
ADVENTRX Pharmaceuticals Inc.(a)(b)	44,689	41,114
Aegerion Pharmaceuticals Inc.(a)	16,021	202,986
Affymax Inc.(a)	62,211	278,705
AMAG Pharmaceuticals Inc.(a)	36,280	535,493
Apricus Biosciences Inc.(a)(b)	30,668	110,098
Arena Pharmaceuticals Inc.(a)(b)	255,791	370,897
ArQule Inc.(a)	94,755	478,513
Astex Pharmaceuticals Inc.(a)	104,753	201,126
Athersys Inc.(a)(b)	32,041	57,994
AVEO Pharmaceuticals Inc.(a)	54,786	843,157
Avigen Inc. Escrow(a)(c)	58,627	6
BioCryst Pharmaceuticals Inc.(a)(b)	49,094	135,499
BioMimetic Therapeutics Inc.(a)	32,314	106,636
BioSante Pharmaceuticals Inc.(a)(b)	195,156	444,956
Biotime Inc.(a)(b)	45,114	198,953
Cambrex Corp.(a)	52,878	266,505
Cell Therapeutics Inc.(a)(b)	330,189	350,000
Celldex Therapeutics Inc.(a)(b)	78,498	179,368
Celsion Corp.(a)(b)	41,222	103,055
Cleveland Biolabs Inc.(a)(b)	52,312	132,872
Complete Genomics Inc.(a)(b)	16,719	98,141

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
CryoLife Inc.(a)	52,969	$237,831
Curis Inc.(a)(b)	132,635	419,127
Cytokinetics Inc.(a)	117,469	138,613
Cytori Therapeutics Inc.(a)(b)	84,875	250,381
Discovery Laboratories Inc.(a)(b)	38,874	77,359
Entremed Inc.(a)	16,478	25,541
Enzo Biochem Inc.(a)(b)	67,097	172,439
Exact Sciences Corp.(a)(b)	93,505	619,938
Galena Biopharma Inc.(a)	74,892	75,641
GenVec Inc.(a)	22,106	63,444
GTx Inc.(a)(b)	36,078	120,861
Harvard Bioscience Inc.(a)	44,701	188,638
iBio Inc.(a)(b)	28,422	45,475
Idera Pharmaceuticals Inc.(a)	44,025	52,390
Immunomedics Inc.(a)(b)	115,295	368,944
Inhibitex Inc.(a)	113,893	280,177
Insmed Inc.(a)(b)	44,716	228,052
Lexicon Pharmaceuticals Inc.(a)(b)	296,569	272,814
Ligand Pharmaceuticals Inc.(a)(c)	50,090	5
Ligand Pharmaceuticals Inc. Class B(a)	35,464	485,148
Maxygen Inc.	59,562	325,804
Micromet Inc.(a)(b)	159,666	766,397
Nanosphere Inc.(a)	43,056	43,056
Neuralstem Inc.(a)(b)	86,246	112,120
Novabay Pharmaceuticals Inc.(a)(b)	38,399	33,411
Novavax Inc.(a)(b)	166,024	267,299
NuPathe Inc.(a)	8,621	17,501
Nymox Pharmaceutical Corp.(a)(b)	37,469	306,496
Omeros Corp.(a)(b)	35,689	144,897
OncoGenex Pharmaceutical Inc.(a)(b)	17,896	175,381
Oncothyreon Inc.(a)(b)	73,401	438,938
Opexa Therapeutics Inc.(a)(b)	27,750	31,358
Orchid Cellmark Inc.(a)	53,844	144,302
Orexigen Therapeutics Inc.(a)	56,811	113,054
Oxygen Biotherapeutics Inc.(a)(b)	47,121	98,483
Peregrine Pharmaceuticals Inc.(a)(b)	121,067	131,963
PharmAthene Inc.(a)(b)	60,954	107,279
pSivida Corp.(a)(b)	34,430	147,016
PURE Bioscience Inc.(a)(b)	74,207	55,655
Repligen Corp.(a)	55,803	182,476
Rexahn Pharmaceuticals Inc.(a)(b)	114,365	114,365
RTI Biologics Inc.(a)	99,216	326,421
Sangamo BioSciences Inc.(a)(b)	90,398	393,231
Strategic Diagnostics Inc.(a)	46,804	85,183
Sunesis Pharmaceuticals Inc.(a)(b)	50,576	62,208
Tengion Inc.(a)(b)	19,557	10,756
Transcept Pharmaceuticals Inc.(a)(b)	11,010	72,886
Tranzyme Inc.(a)	20,506	54,341
Trius Therapeutics Inc.(a)(b)	13,072	82,354
Vical Inc.(a)	123,924	307,332
XOMA Ltd.(a)	55,991	97,984
ZIOPHARM Oncology Inc.(a)(b)	101,789	448,889

		15,111,497

BUILDING MATERIALS – 0.78%
AAON Inc.	32,322	509,072
American DG Energy Inc.(a)(b)	48,456	64,446
Apogee Enterprises Inc.	48,967	420,627
Broadwind Energy Inc.(a)	184,671	59,113
Builders FirstSource Inc.(a)(b)	78,640	99,873
Comfort Systems USA Inc.	66,094	549,902
LSI Industries Inc.	36,365	226,554
NCI Building Systems Inc.(a)	34,938	264,131
PGT Inc.(a)(b)	40,813	51,016

Security	Shares	Value
Trex Co. Inc.(a)(b)	27,462	$440,216
US Home Systems Inc.	13,203	65,883

		2,750,833

CHEMICALS – 1.32%
Aceto Corp.	47,933	253,566
American Pacific Corp.(a)	21,616	158,445
American Vanguard Corp.	38,471	429,336
Chase Corp.	13,119	141,029
Clean Diesel Technologies Inc.(a)(b)	9,405	22,196
Codexis Inc.(a)(b)	43,388	198,283
Hawkins Inc.(b)	15,041	478,905
KMG Chemicals Inc.	12,905	158,990
Landec Corp.(a)(b)	49,271	262,122
OMNOVA Solutions Inc.(a)(b)	78,567	281,270
Penford Corp.(a)	24,709	127,004
Quaker Chemical Corp.	21,468	556,451
Spartech Corp.(a)	54,299	173,757
TOR Minerals International Inc.(a)	3,198	38,024
TPC Group Inc.(a)	22,966	461,157
Zep Inc.	38,601	579,787
Zoltek Companies Inc.(a)	48,582	312,382

		4,632,704

COAL – 0.09%
Hallador Energy Co.(b)	8,057	68,968
L&L Energy Inc.(a)(b)	38,640	104,328
Westmoreland Coal Co.(a)	17,589	136,491

		309,787

COMMERCIAL SERVICES – 4.77%
Advance America Cash Advance Centers Inc.	92,213	678,688
Albany Molecular Research Inc.(a)(b)	43,252	121,971
Altair Nanotechnologies Inc.(a)	54,557	73,106
AMN Healthcare Services Inc.(a)	68,797	275,876
Barrett Business Services Inc.	15,523	216,391
Carriage Services Inc.	31,054	183,219
Cass Information Systems Inc.	16,081	499,315
CBIZ Inc.(a)(b)	69,518	458,124
CDI Corp.	22,517	240,482
Cenveo Inc.(a)	95,015	285,995
China Direct Industries Inc.(a)(b)	57,366	58,513
Collectors Universe Inc.	10,854	160,096
Consolidated Graphics Inc.(a)(b)	15,564	568,553
Corinthian Colleges Inc.(a)(b)	133,488	208,241
CorVel Corp.(a)	10,771	457,767
CPI Corp.(b)	12,702	78,752
CRA International Inc.(a)	19,072	381,631
Cross Country Healthcare Inc.(a)	51,240	214,183
Document Security Systems Inc.(a)(b)	35,414	102,701
Edgewater Technology Inc.(a)	20,318	47,341
Electro Rent Corp.	32,805	453,037
Energy Services of America Corp.(a)(b)	12,890	26,424
Essex Rental Corp.(a)	32,841	80,789
Exponent Inc.(a)	24,470	1,011,345
Franklin Covey Co.(a)	24,765	188,214
Global Cash Access Inc.(a)	50,999	130,557
Great Lakes Dredge & Dock Corp.	104,484	425,250
H&E Equipment Services Inc.(a)	49,221	406,073
Hackett Group Inc. (The)(a)	53,717	200,364
Heidrick & Struggles International Inc.	30,779	506,315
Hill International Inc.(a)(b)	44,589	208,677

66

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
Hudson Highland Group Inc.(a)	56,322	$192,621
Innovaro Inc.(a)(b)	28,096	44,392
Integramed America Inc.(a)	18,435	146,190
Intersections Inc.	16,115	207,078
Learning Tree International Inc.(a)	12,798	93,681
Lincoln Educational Services Corp.	39,024	315,704
Luna Innovations Inc.(a)(b)	10,947	13,027
Mac-Gray Corp.	23,174	299,176
Medifast Inc.(a)(b)	23,512	379,719
Michael Baker Corp.(a)(b)	14,804	283,201
Midas Inc.(a)	28,107	230,477
Multi-Color Corp.	20,458	462,146
National American University Holdings Inc.	16,779	120,138
Newtek Business Services Inc.(a)	63,813	86,786
Odyssey Marine Exploration Inc.(a)(b)	135,172	332,523
On Assignment Inc.(a)	64,190	453,823
PDI Inc.(a)	19,332	129,524
Perceptron Inc.(a)	17,438	94,688
Pfsweb Inc.(a)	25,372	95,906
Premier Exhibitions Inc.(a)	61,142	114,336
PRGX Global Inc.(a)(b)	36,910	174,215
Providence Service Corp. (The)(a)	23,393	249,135
QC Holdings Inc.	8,065	23,630
RCM Technologies Inc.(a)	24,412	109,610
Saba Software Inc.(a)	51,172	294,751
Senomyx Inc.(a)(b)	71,304	250,277
Standard Parking Corp.(a)(b)	29,362	459,222
StarTek Inc.(a)(b)	22,143	63,108
Team Inc.(a)	33,853	710,236
TNS Inc.(a)(b)	44,772	841,714
Transcend Services Inc.(a)	15,749	354,982
Tree.com Inc.(a)(b)	14,236	71,180
Westway Group Inc.(a)	23,824	101,252

		16,746,438

COMPUTERS – 3.68%
Acorn Energy Inc.(a)(b)	33,553	178,502
Agilysys Inc.(a)	31,766	226,492
Carbonite Inc.(a)	12,648	152,282
CIBER Inc.(a)	111,695	338,436
Computer Task Group Inc.(a)	26,773	299,054
Cray Inc.(a)	64,634	343,207
Datalink Corp.(a)	25,445	173,026
Digimarc Corp.(a)	12,015	304,941
Dot Hill Systems Corp.(a)	103,251	155,909
Dynamics Research Corp.(a)	17,422	155,404
EasyLink Services International Corp. Class A(a)	47,773	207,335
Echelon Corp.(a)(b)	61,229	429,215
Furmanite Corp.(a)(b)	63,828	345,310
Hutchinson Technology Inc.(a)(b)	42,766	83,821
iCAD Inc.(a)	85,195	40,042
iGO Inc.(a)	61,355	78,534
Imation Corp.(a)(b)	51,795	378,621
Immersion Corp.(a)	51,908	310,410
Innodata Isogen Inc.(a)	49,297	145,426
Interphase Corp.(a)	15,136	62,663
KEY Tronic Corp.(a)	22,032	75,570
Keyw Holding Corp. (The)(a)	31,909	226,873
LivePerson Inc.(a)	91,355	908,982
Mad Catz Interactive Inc.(a)(b)	111,363	67,375
Magma Design Automation Inc.(a)	116,092	528,219
Mattersight Corp.(a)	21,762	88,571
Maxwell Technologies Inc.(a)(b)	49,162	905,072
Mercury Computer Systems Inc.(a)(b)	52,338	601,887

Security	Shares	Value
NCI Inc. Class A(a)(b)	12,724	$151,797
Ness Technologies Inc.(a)(b)	58,846	450,760
NetList Inc.(a)(b)	37,587	45,104
NetSol Technologies Inc.(a)	72,910	43,017
OCZ Technology Group Inc.(a)(b)	88,930	431,311
Overland Storage Inc.(a)	32,396	78,398
PAR Technology Corp.(a)	17,480	58,558
Planar Systems Inc.(a)	41,459	82,918
RadiSys Corp.(a)	38,615	236,324
Rimage Corp.	19,863	251,267
Sigma Designs Inc.(a)	54,048	423,736
Silicon Graphics International Corp.(a)(b)	53,625	639,210
Stream Global Services Inc.(a)(b)	11,801	24,310
Super Micro Computer Inc.(a)(b)	47,397	593,884
Tier Technologies Inc. Class B(a)(b)	30,226	111,534
TransAct Technologies Inc.(a)	19,403	159,105
Uni-Pixel Inc.(a)(b)	9,125	44,986
USA Technologies Inc.(a)(b)	53,718	64,999
Virtusa Corp.(a)	26,473	349,444
Wave Systems Corp. Class A(a)(b)	146,918	343,788
Xyratex Ltd.	55,041	510,230

		12,905,859

COSMETICS & PERSONAL CARE – 0.07%
CCA Industries Inc.	13,647	70,009
Parlux Fragrances Inc.(a)	36,669	117,708
Physicians Formula Holdings Inc.(a)	18,764	51,601

		239,318
DISTRIBUTION & WHOLESALE – 0.45%
BlueLinx Holdings Inc.(a)	36,317	52,660
Chindex International Inc.(a)	20,395	179,680
Core-Mark Holding Co. Inc.(a)	19,752	605,004
GTSI Corp.(a)	15,203	69,934
Houston Wire & Cable Co.	31,235	358,890
Navarre Corp.(a)	69,739	118,556
Rentrak Corp.(a)	16,516	207,936

		1,592,660

DIVERSIFIED FINANCIAL SERVICES – 2.09%
Ampal-American Israel Corp. Class A(a)	41,034	13,951
Apollo Residential Mortgage Inc.(a)	20,239	331,920
Asset Acceptance Capital Corp.(a)	26,867	90,542
Asta Funding Inc.	23,071	187,106
CIFC Corp.(a)	21,118	91,441
CompuCredit Holdings Corp.(a)(b)	14,498	40,449
Cowen Group Inc. Class A(a)	115,018	311,699
Diamond Hill Investment Group Inc.	4,893	339,525
Doral Financial Corp.(a)	217,386	236,951
Edelman Financial Group Inc.	35,287	227,954
Epoch Holding Corp.	25,187	341,788
FBR & Co.(a)	90,202	214,681
Federal Agricultural Mortgage Corp. Class C NVS	18,030	343,111
First Marblehead Corp. (The)(a)(b)	96,780	98,716
FirstCity Financial Corp.(a)	19,737	131,251
GAIN Capital Holdings Inc.(a)	15,419	96,985
Gleacher & Co. Inc.(a)	131,346	156,302
Horizon Technology Finance Corp.	12,628	185,126
Imperial Holdings Inc.(a)	33,909	81,382
Institutional Financial Markets Inc.	16,410	31,179
INTL FCStone Inc.(a)	22,345	463,882
JMP Group Inc.	27,649	160,641

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
Ladenburg Thalmann Financial Services Inc.(a)(b)	189,300	$293,415
Marlin Business Services Corp.(a)	16,463	174,508
MicroFinancial Inc.	17,859	100,010
NewStar Financial Inc.(a)	46,526	434,553
Nicholas Financial Inc.(b)	19,906	194,482
Oppenheimer Holdings Inc. Class A	17,468	280,187
Penson Worldwide Inc.(a)(b)	36,092	52,333
Pzena Investment Management Inc. Class A	18,223	59,771
Rodman & Renshaw Capital Group Inc.(a)(b)	44,552	49,007
SeaCube Container Leasing Ltd.	19,717	239,167
SWS Group Inc.	48,503	227,479
U.S. Global Investors Inc. Class A	23,304	158,001
Virtus Investment Partners Inc.(a)	9,548	511,964
Westwood Holdings Group Inc.	10,999	380,015

		7,331,474

ELECTRIC – 0.47%
Central Vermont Public Service Corp.	23,079	812,612
Pike Electric Corp.(a)(b)	29,182	197,562
Synthesis Energy Systems Inc.(a)(b)	63,381	109,649
Unitil Corp.	21,056	540,718

		1,660,541

ELECTRICAL COMPONENTS & EQUIPMENT – 0.92%
Active Power Inc.(a)(b)	146,882	189,478
Advanced Battery Technologies Inc.(a)(b)	113,056	114,187
Beacon Power Corp.(a)	44,684	22,789
Capstone Turbine Corp.(a)(b)	426,926	426,926
Coleman Cable Inc.(a)	16,032	135,631
Energy Conversion Devices Inc.(a)(b)	93,400	49,502
Graham Corp.	16,999	282,863
Insteel Industries Inc.	31,097	313,147
Magnetek Inc.(a)	62,970	57,932
New Energy Systems Group(a)(b)	22,035	39,663
Nexxus Lighting Inc.(a)(b)	34,564	47,007
Orion Energy Systems Inc.(a)(b)	33,909	89,859
Powell Industries Inc.(a)(b)	15,575	482,358
PowerSecure International Inc.(a)	32,736	154,841
Research Frontiers Inc.(a)(b)	38,789	146,622
SatCon Technology Corp.(a)(b)	156,182	148,373
SL Industries Inc.(a)	7,300	123,005
Superconductor Technologies Inc.(a)(b)	54,677	82,016
Tii Network Technologies Inc.(a)	24,738	48,981
Ultralife Corp.(a)	24,453	122,020
Valence Technology Inc.(a)(b)	135,096	140,500

		3,217,700

ELECTRONICS – 2.41%
Advanced Photonix Inc. Class A(a)	44,604	44,604
Allied Motion Technologies Inc.	14,540	72,118
Ballantyne Strong Inc.(a)	25,238	77,733
Bel Fuse Inc. Class B	19,771	308,230
BTU International Inc.(a)	15,588	69,211
CTS Corp.	59,536	484,028
Cyberoptics Corp.(a)	15,713	124,133
Daktronics Inc.	59,363	509,335
DDi Corp.	29,247	211,748
Electro Scientific Industries Inc.(a)(b)	39,633	471,236
Fluidigm Corp.(a)(b)	12,191	169,821
Frequency Electronics Inc.(a)	16,544	141,120
Identive Group Inc.(a)(b)	74,219	147,696
IEC Electronics Corp.(a)(b)	16,287	82,738

Security	Shares	Value
Insignia Systems Inc.	30,111	$71,062
Intellicheck Mobilisa Inc.(a)(b)	19,769	19,769
Iteris Inc.(a)	63,457	72,341
LeCroy Corp.(a)	30,163	238,288
LoJack Corp.(a)(b)	35,501	112,538
LRAD Corp.(a)	50,669	93,231
Measurement Specialties Inc.(a)(b)	25,365	658,475
MEMSIC Inc.(a)	30,039	74,196
Methode Electronics Inc.	64,791	481,397
Mocon Inc.	1,652	26,110
NAPCO Security Technologies Inc.(a)	22,540	51,617
NVE Corp.(a)(b)	8,645	524,406
OYO Geospace Corp.(a)	7,513	422,907
Pulse Electronics Corp.	73,356	209,798
Sparton Corp.(a)	22,186	139,328
SRS Labs Inc.(a)	22,850	163,606
Stoneridge Inc.(a)(b)	48,073	250,941
Sypris Solutions Inc.(a)	21,449	65,205
Taser International Inc.(a)(b)	106,146	457,489
UQM Technologies Inc.(a)(b)	63,746	106,456
Viasystems Group Inc.(a)	5,447	95,813
Vishay Precision Group Inc.(a)	23,935	315,463
X-Rite Inc.(a)	48,082	179,346
Zagg Inc.(a)(b)	37,907	376,037
Zygo Corp.(a)	29,982	346,592

		8,466,162

ENERGY – ALTERNATE SOURCES – 0.49%
Ascent Solar Technologies Inc.(a)(b)	35,339	26,504
Comverge Inc.(a)(b)	44,709	82,265
Ecotality Inc.(a)(b)	18,425	34,455
Ener1 Inc.(a)	121,165	16,600
Evergreen Energy Inc.(a)(b)	42,827	38,116
FuelCell Energy Inc.(a)(b)	212,696	178,643
FutureFuel Corp.	32,576	338,790
Gevo Inc.(a)	12,647	70,444
Green Plains Renewable Energy Inc.(a)	36,370	339,332
Headwaters Inc.(a)	106,295	153,065
Hoku Corp.(a)(b)	36,625	58,600
Lightbridge Corp.(a)(b)	23,941	61,528
Ocean Power Technologies Inc.(a)(b)	21,514	58,948
Plug Power Inc.(a)(b)	23,763	43,486
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	23,799	59,498
Real Goods Solar Inc.(a)(b)	12,390	22,550
Syntroleum Corp.(a)(b)	154,772	133,119

		1,715,943
ENGINEERING & CONSTRUCTION – 0.66%
Argan Inc.(a)(b)	18,125	184,512
ENGlobal Corp.(a)	29,599	80,213
Lime Energy Co.(a)(b)	26,980	84,717
Mistras Group Inc.(a)	26,352	462,741
MYR Group Inc.(a)	35,293	622,569
National Technical Systems Inc.(a)	17,210	82,780
Orion Marine Group Inc.(a)	44,663	257,706
Sterling Construction Co. Inc.(a)(b)	29,205	326,220
VSE Corp.	8,845	228,909

		2,330,367

ENTERTAINMENT – 0.63%
Bluegreen Corp.(a)(b)	29,761	62,498
Carmike Cinemas Inc.(a)	22,349	147,727

68

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
Century Casinos Inc.(a)	36,653	$96,031
Dover Downs Gaming & Entertainment Inc.	35,104	78,984
Dover Motorsports Inc.(a)	54,547	66,547
Great Wolf Resorts Inc.(a)(b)	61,914	158,500
Isle of Capri Casinos Inc.(a)	35,534	171,985
Lakes Entertainment Inc.(a)	41,525	101,321
Reading International Inc. Class A(a)(b)	42,103	181,043
Rick’s Cabaret International Inc.(a)	16,961	113,808
Shuffle Master Inc.(a)	93,015	782,256
Steinway Musical Instruments Inc.(a)(b)	11,659	251,368

		2,212,068

ENVIRONMENTAL CONTROL – 0.85%
ADA-ES Inc.(a)(b)	12,105	185,328
Casella Waste Systems Inc. Class A(a)	45,536	239,519
CECO Environmental Corp.	15,319	87,778
Ecology and Environment Inc. Class A	5,697	90,127
Energy Recovery Inc.(a)(b)	81,322	244,779
Fuel Tech Inc.(a)	29,993	174,559
Heritage-Crystal Clean Inc.(a)(b)	7,745	140,649
Hudson Technologies Inc.(a)	29,637	35,268
Industrial Services of America Inc.(a)(b)	8,951	52,542
Met-Pro Corp.	27,409	235,169
Metalico Inc.(a)(b)	70,399	274,556
Perma-Fix Environmental Services Inc.(a)	96,800	116,160
Rentech Inc.(a)(b)	393,791	307,236
Sharps Compliance Corp.(a)(b)	20,890	94,214
TRC Companies Inc.(a)	29,281	88,136
US Ecology Inc.	31,954	494,328
WCA Waste Corp.(a)(b)	31,719	134,489

		2,994,837

FOOD – 1.07%
Calavo Growers Inc.	21,138	433,752
Chefs’ Warehouse Holdings LLC(a)	18,213	214,185
Imperial Sugar Co.	20,420	131,505
Inventure Foods Inc.(a)	28,651	111,739
John B. Sanfilippo & Son Inc.(a)	20,093	160,342
Lifeway Foods Inc.(a)(b)	10,825	115,503
M&F Worldwide Corp.(a)	18,522	456,012
Overhill Farms Inc.(a)	33,793	125,034
Rocky Mountain Chocolate Factory Inc.	14,863	126,930
Seneca Foods Corp. Class A(a)(b)	17,177	340,104
Smart Balance Inc.(a)	102,403	604,178
Spartan Stores Inc.	39,957	618,534
Village Super Market Inc. Class A	13,457	322,160

		3,759,978

FOREST PRODUCTS & PAPER – 0.37%
Neenah Paper Inc.	25,865	366,766
Orchids Paper Products Co.(b)	12,416	155,076
Verso Paper Corp.(a)	25,629	42,800
Wausau Paper Corp.	84,521	540,089
Xerium Technologies Inc.(a)(b)	18,938	198,281

		1,303,012

GAS – 0.25%
Chesapeake Utilities Corp.	16,610	666,227
Gas Natural Inc.	18,248	200,546

		866,773

Security	Shares	Value

HAND & MACHINE TOOLS – 0.04%
L.S. Starrett Co. (The) Class A	12,736	$137,549

		137,549
HEALTH CARE – PRODUCTS – 5.08%
Accelr8 Technology Corp.(a)(b)	20,472	53,227
Addus HomeCare Corp.(a)	13,617	55,694
Alphatec Holdings Inc.(a)(b)	89,958	189,811
AngioDynamics Inc.(a)	43,547	572,208
AtriCure Inc.(a)(b)	26,740	260,448
Atrion Corp.	2,146	445,059
Bacterin International Holdings Inc.(a)(b)	47,165	94,330
BG Medicine Inc.(a)	15,401	54,674
BioClinca Inc.(a)	25,062	122,553
BIOLASE Technology Inc.(a)(b)	50,789	152,367
Bovie Medical Corp.(a)	32,017	93,490
BSD Medical Corp.(a)(b)	39,987	106,365
Caliper Life Sciences Inc.(a)	82,948	868,466
Cantel Medical Corp.	22,662	478,621
Cardica Inc.(a)(b)	33,181	64,371
CardioNet Inc.(a)	45,419	136,257
Cardiovascular Systems Inc.(a)(b)	24,526	279,351
Cerus Corp.(a)(b)	84,716	179,598
Columbia Laboratories Inc.(a)(b)	113,611	221,541
Conceptus Inc.(a)	53,833	563,632
Cutera Inc.(a)	27,679	197,074
Cynosure Inc. Class A(a)	19,167	193,395
Delcath Systems Inc.(a)(b)	84,126	280,981
Digirad Corp.(a)	42,922	94,858
Endologix Inc.(a)	86,154	864,986
EnteroMedics Inc.(a)	32,991	56,745
Exactech Inc.(a)	15,575	219,296
Female Health Co. (The)(b)	37,532	153,131
GenMark Diagnostics Inc.(a)(b)	29,376	168,912
Hansen Medical Inc.(a)(b)	81,555	270,763
InfuSystems Holdings Inc.(a)(b)	23,981	22,782
Iridex Corp.(a)	18,972	70,955
IRIS International Inc.(a)	31,756	284,851
Kensey Nash Corp.(a)(b)	16,697	409,076
Kips Bay Medical Inc.(a)(b)	3,902	4,838
LCA-Vision Inc.(a)	29,038	62,141
LeMaitre Vascular Inc.	18,661	116,818
Medical Action Industries Inc.(a)	29,034	146,622
MEDTOX Scientific Inc.	14,886	194,858
MELA Sciences Inc.(a)(b)	45,755	202,695
Merge Healthcare Inc.(a)	91,753	558,776
Metabolix Inc.(a)(b)	58,341	255,534
Microvision Inc.(a)(b)	179,795	122,279
Natus Medical Inc.(a)	50,077	476,232
Neoprobe Corp.(a)(b)	163,853	485,005
OraSure Technologies Inc.(a)(b)	82,151	653,922
Palomar Medical Technologies Inc.(a)	32,129	253,177
Quidel Corp.(a)(b)	49,489	810,135
Rochester Medical Corp.(a)	20,769	158,260
Rockwell Medical Technologies Inc.(a)(b)	29,499	240,712
SeraCare Life Sciences Inc.(a)(b)	26,082	73,290
Solta Medical Inc.(a)	105,734	132,167
SonoSite Inc.(a)	24,357	738,991
Spectranetics Corp.(a)(b)	62,253	444,486
Staar Surgical Co.(a)	62,073	484,169
Stereotaxis Inc.(a)(b)	77,717	86,266
SurModics Inc.(a)	25,928	235,945

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
Symmetry Medical Inc.(a)(b)	62,272	$480,740
Synergetics USA Inc.(a)(b)	41,883	225,749
Synovis Life Technologies Inc.(a)(b)	20,414	340,914
TearLab Corp.(a)(b)	9,795	8,913
ThermoGenesis Corp.(a)	31,042	38,492
TranS1 Inc.(a)(b)	24,523	73,569
Unilife Corp.(a)(b)	98,655	414,351
Uroplasty Inc.(a)(b)	41,815	202,803
Vascular Solutions Inc.(a)	31,801	364,121
Vermillion Inc.(a)(b)	24,679	64,412
Vision-Sciences Inc.(a)	36,916	70,140
Young Innovations Inc.	11,250	320,625

		17,822,015

HEALTH CARE – SERVICES – 1.33%
Adcare Health Systems Inc.(a)	14,860	62,858
Alliance Healthcare Services Inc.(a)(b)	43,016	49,038
Allied Healthcare International Inc.(a)	74,493	286,053
Almost Family Inc.(a)	13,982	232,521
American Dental Partners Inc.(a)	29,253	282,584
Assisted Living Concepts Inc. Class A	33,814	428,423
Capital Senior Living Corp.(a)	47,120	290,730
Conmed Healthcare Management Inc.(a)	17,541	66,305
Continucare Corp.(a)	49,902	318,375
Ensign Group Inc. (The)	28,181	651,263
Five Star Quality Care Inc.(a)	70,043	175,108
Metropolitan Health Networks Inc.(a)	74,830	339,728
Neostem Inc.(a)(b)	86,818	56,432
PHC Inc. Class A(a)	27,888	65,537
Psychemedics Corp.	14,791	105,460
RadNet Inc.(a)(b)	54,893	133,939
Response Genetics Inc.(a)	18,779	35,492
Skilled Healthcare Group Inc. Class A(a)(b)	34,487	124,498
Sun Healthcare Group Inc.(a)	44,329	119,688
Sunrise Senior Living Inc.(a)(b)	94,267	436,456
U.S. Physical Therapy Inc.	20,110	372,437
VirtualScopics Inc.(a)(b)	33,363	33,363

		4,666,288

HOLDING COMPANIES – DIVERSIFIED – 0.20%
Information Services Group Inc.(a)(b)	65,442	69,369
Primoris Services Corp.	46,325	484,559
Resource America Inc. Class A	29,258	131,954

		685,882

HOME BUILDERS – 0.40%
AMREP Corp.(a)	2,403	17,662
Beazer Homes USA Inc.(a)(b)	117,006	176,679
Cavco Industries Inc.(a)	12,069	415,656
Hovnanian Enterprises Inc. Class A(a)(b)	100,508	122,620
M/I Homes Inc.(a)	33,524	201,479
Skyline Corp.	14,261	136,193
Winnebago Industries Inc.(a)(b)	50,498	349,446

		1,419,735

HOME FURNISHINGS – 0.62%
American Woodmark Corp.	16,613	201,183
Audiovox Corp. Class A(a)	36,088	198,123
Bassett Furniture Industries Inc.	22,887	161,353
Emerson Radio Corp.(a)	24,618	37,173

Security	Shares	Value
Flexsteel Industries	4,804	$71,964
Furniture Brands International Inc.(a)	72,572	149,498
Hooker Furniture Corp.	22,132	200,295
Kimball International Inc. Class B	58,473	284,179
Sealy Corp.(a)(b)	86,913	128,631
Skullcandy Inc.(a)	16,951	239,518
Stanley Furniture Co. Inc.(a)	29,456	86,895
Universal Electronics Inc.(a)(b)	26,268	430,533

		2,189,345

HOUSEHOLD PRODUCTS & WARES – 0.94%
A.T. Cross Co. Class A(a)(b)	17,256	194,648
ACCO Brands Corp.(a)(b)	96,301	459,356
Blyth Inc.	8,613	477,591
CSS Industries Inc.	14,478	241,493
Ennis Inc.	44,729	584,161
Kid Brands Inc.(a)	30,782	81,264
Oil-Dri Corp. of America	10,819	201,017
Prestige Brands Holdings Inc.(a)	88,152	797,775
Standard Register Co. (The)	37,507	94,893
Summer Infant Inc.(a)	24,831	163,884

		3,296,082

HOUSEWARES – 0.15%
Libbey Inc.(a)(b)	34,363	362,186
Lifetime Brands Inc.	16,696	160,949

		523,135

INSURANCE – 1.85%
American Independence Corp.(a)	2,389	11,658
American Safety Insurance Holdings Ltd.(a)(b)	19,252	354,237
Amerisafe Inc.(a)	31,931	587,850
Baldwin & Lyons Inc. Class B	15,858	338,885
Citizens Inc.(a)(b)	67,315	431,489
Crawford & Co. Class B	47,885	256,664
Donegal Group Inc. Class A	15,563	187,378
Eastern Insurance Holdings Inc.	18,697	245,866
eHealth Inc.(a)	38,372	524,161
EMC Insurance Group Inc.	9,254	170,274
First Acceptance Corp.(a)	40,498	49,812
Fortegra Financial Corp.(a)	11,721	61,535
FPIC Insurance Group Inc.(a)	14,708	615,383
Hallmark Financial Services Inc.(a)	22,961	169,223
Homeowners Choice Inc.	10,821	70,661
Independence Holding Co.	12,905	93,561
Kansas City Life Insurance Co.	7,878	243,194
Life Partners Holdings Inc.(b)	14,593	88,288
National Interstate Corp.	11,515	253,100
Penn Millers Holding Corp.(a)(b)	11,397	228,966
Phoenix Companies Inc. (The)(a)	189,297	230,942
PMI Group Inc. (The)(a)(b)	195,119	39,024
Presidential Life Corp.	37,805	310,757
Primus Guaranty Ltd.(a)(b)	45,740	241,050
SeaBright Insurance Holdings Inc.	33,151	238,687
Stewart Information Services Corp.	34,291	303,132
Universal Insurance Holdings Inc.	35,979	138,519

		6,484,296

INTERNET – 4.18%
1-800-FLOWERS.COM Inc.(a)	53,398	123,883

70

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
Archipelago Learning Inc.(a)(b)	22,931	$192,620
Autobytel Inc.(a)	88,198	74,968
Boingo Wireless Inc.(a)	9,878	70,628
Chyron International Corp.(a)	12,697	25,648
Cinedigm Digital Cinema Corp. Class A(a)	45,162	54,194
Crexendo Inc.	9,106	26,407
CyberDefender Corp.(a)(b)	31,279	12,512
EDGAR Online Inc.(a)(b)	40,410	25,458
ePlus Inc.(a)	7,870	194,153
eResearchTechnology Inc.(a)	85,973	383,440
FriendFinder Networks Inc.(a)	10,680	19,651
Global Sources Ltd.(a)(b)	19,438	131,595
Globalscape Inc.(a)	23,490	36,410
HealthStream Inc.(a)	27,886	357,777
Hollywood Media Corp.(a)	61,168	90,529
ICG Group Inc.(a)	64,958	598,263
InfoSpace Inc.(a)	65,059	543,893
interCLICK Inc.(a)	38,595	214,202
Internap Network Services Corp.(a)	91,963	452,458
Internet Media Services Inc.(a)	12,707	1,017
iPass Inc.(a)	91,102	113,878
Keynote Systems Inc.	25,091	530,173
KIT Digital Inc.(a)(b)	61,677	518,087
Lionbridge Technologies Inc.(a)	108,659	267,301
Liquidity Services Inc.(a)(b)	32,414	1,039,517
Local.com Corp.(a)(b)	37,633	91,072
Looksmart Ltd.(a)	29,636	39,120
LoopNet Inc.(a)	28,706	491,734
ModusLink Global Solutions Inc.	78,870	275,256
Move Inc.(a)(b)	276,523	400,958
Network Engines Inc.(a)	67,281	78,046
NutriSystem Inc.	46,385	561,722
Online Resources Corp.(a)	45,982	117,254
Openwave Systems Inc.(a)	145,523	227,016
Orbitz Worldwide Inc.(a)	31,786	68,976
Overstock.com Inc.(a)(b)	20,489	189,933
PCTEL Inc.(a)	36,693	225,662
Perficient Inc.(a)	41,153	301,240
Quepasa Corp.(a)(b)	12,593	43,320
ReachLocal Inc.(a)(b)	16,708	181,616
Reis Inc.(a)	13,845	122,805
S1 Corp.(a)	93,091	853,645
Safeguard Scientifics Inc.(a)(b)	36,203	543,045
Spark Networks Inc.(a)	27,995	88,184
SPS Commerce Inc.(a)	17,160	279,536
Stamps.com Inc.	19,182	392,080
Support.com Inc.(a)(b)	86,281	170,836
TechTarget Inc.(a)(b)	25,781	147,210
TeleCommunication Systems Inc.(a)	82,993	286,326
TheStreet.com Inc.	51,218	101,412
TigerLogic Corp.(a)(b)	20,348	55,550
Towerstream Corp.(a)(b)	74,831	191,567
US Auto Parts Network Inc.(a)	27,185	137,828
Vasco Data Security International Inc.(a)	46,547	237,855
Vocus Inc.(a)(b)	30,877	517,499
Web.com Group Inc.(a)(b)	50,629	353,390
WebMediaBrands Inc.(a)	31,065	19,882
World Energy Solutions Inc.(a)	11,092	33,165
XO Group Inc.(a)(b)	54,635	446,368
Zix Corp.(a)(b)	117,861	314,689

		14,684,459

INVESTMENT COMPANIES – 2.39%
Arlington Asset Investment Corp. Class A	11,045	265,632

Security	Shares	Value
Capital Southwest Corp.	5,568	$412,032
Full Circle Capital Corp.(b)	14,861	105,067
Gladstone Capital Corp.(b)	34,869	239,201
Gladstone Investment Corp.	42,657	290,068
Golub Capital BDC Inc.	18,223	270,612
GSV Capital Corp.(a)	5,828	79,028
Harris & Harris Group Inc.(a)(b)	58,375	207,231
Hercules Technology Growth Capital Inc.	76,000	647,520
Kohlberg Capital Corp.	34,694	202,960
Main Street Capital Corp.(b)	36,288	644,475
MCG Capital Corp.	126,595	501,316
Medallion Financial Corp.	32,684	303,961
MVC Capital Inc.	42,731	447,394
New Mountain Finance Corp.	14,926	189,709
NGP Capital Resources Co.	38,032	248,729
PennantPark Floating Rate Capital Ltd.	14,321	151,087
PennantPark Investment Corp.	77,778	693,780
PennyMac Mortgage Investment Trust(d)	49,043	779,784
Saratoga Investment Corp.(a)	1,301	21,466
Solar Senior Capital Ltd.	15,575	222,567
THL Credit Inc.	19,783	216,030
TICC Capital Corp.	56,395	460,747
Tortoise Capital Resources Corp.(b)	23,592	176,940
Triangle Capital Corp.	39,300	598,146

		8,375,482

IRON & STEEL – 0.40%
Friedman Industries Inc.	17,097	149,428
Gibraltar Industries Inc.(a)	52,548	426,690
Material Sciences Corp.(a)	21,280	137,682
Olympic Steel Inc.	16,332	276,664
Shiloh Industries Inc.	11,003	98,697
Universal Stainless & Alloy Products Inc.(a)(b)	12,468	316,936

		1,406,097

LEISURE TIME – 0.44%
Adams Golf Inc.(a)	8,063	43,540
Ambassadors Group Inc.	32,989	189,027
Arctic Cat Inc.(a)	21,004	304,348
Black Diamond Inc.(a)	27,583	179,841
Escalade Inc.	16,460	82,629
Johnson Outdoors Inc. Class A(a)	10,609	163,167
Marine Products Corp.(a)(b)	17,373	59,416
Multimedia Games Holding Co. Inc.(a)	48,027	194,029
Nautilus Inc.(a)	37,680	56,520
Town Sports International Holdings Inc.(a)	37,361	271,241

		1,543,758

LODGING – 0.32%
Full House Resorts Inc.(a)(b)	33,407	91,535
Marcus Corp.	34,899	347,245
Monarch Casino & Resort Inc.(a)	16,592	162,270
Morgans Hotel Group Co.(a)	40,532	242,787
MTR Gaming Group Inc.(a)	46,042	90,242
Red Lion Hotels Corp.(a)	29,091	195,201

		1,129,280

MACHINERY – 1.34%
Adept Technology Inc.(a)	20,039	65,127
Alamo Group Inc.	11,907	247,547

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
Bolt Technology Corp.(a)	17,110	$171,784
Cascade Corp.	15,364	513,004
Columbus McKinnon Corp.(a)(b)	33,426	366,349
CVD Equipment Corp.(a)	6,209	83,821
DXP Enterprises Inc.(a)	15,385	289,700
Flow International Corp.(a)(b)	82,084	181,406
Gerber Scientific Inc. Escrow(a)(c)	44,403	444
Global Power Equipment Group Inc.(a)	28,167	655,446
Hardinge Inc.	23,680	195,123
Hurco Companies Inc.(a)	11,538	234,221
Intevac Inc.(a)	40,730	284,703
Kadant Inc.(a)	21,359	379,336
Key Technology Inc.(a)	10,598	123,043
Manitex International Inc.(a)	20,810	75,332
Park-Ohio Holdings Corp.(a)	15,011	180,282
Presstek Inc.(a)	52,163	35,158
Tecumseh Products Co. Class A(a)	34,060	248,297
Twin Disc Inc.	14,483	386,262

		4,716,385

MANUFACTURING – 1.41%
American Railcar Industries Inc.(a)	16,783	258,123
Cereplast Inc.(a)(b)	26,342	74,811
Core Molding Technologies Inc.(a)	11,699	90,433
Federal Signal Corp.	107,088	473,329
FreightCar America Inc.(a)	20,673	297,898
GP Strategies Corp.(a)	27,098	270,709
Handy & Harman Ltd.(a)	12,914	130,302
Lydall Inc.(a)	31,158	277,306
MFRI Inc.(a)	9,694	69,797
Myers Industries Inc.	55,000	558,250
PMFG Inc.(a)(b)	30,117	474,945
Reddy Ice Holdings Inc.(a)(b)	44,108	55,135
Smith & Wesson Holding Corp.(a)(b)	103,005	259,573
Standex International Corp.	21,457	667,956
Sturm, Ruger & Co. Inc.	32,556	845,805
Synalloy Corp.	12,840	141,240

		4,945,612

MEDIA – 1.05%
A.H. Belo Corp. Class A	34,386	144,421
Beasley Broadcast Group Inc. Class A(a)(b)	16,712	63,840
Cambium Learning Group Inc.(a)(b)	33,636	100,572
Courier Corp.	21,798	142,559
Cumulus Media Inc. Class A(a)(b)	40,010	113,628
Dex One Corp.(a)(b)	80,266	44,949
Dolan Co. (The)(a)(b)	54,374	488,822
E.W. Scripps Co. (The) Class A(a)	59,159	414,113
Emmis Communications Corp.(a)	55,742	37,347
Entercom Communications Corp.(a)(b)	43,510	228,427
Entravision Communications Corp. Class A(a)	93,296	95,162
Fisher Communications Inc.(a)(b)	15,759	352,056
Gray Television Inc.(a)(b)	94,317	147,135
Journal Communications Inc. Class A(a)	77,966	231,559
Lee Enterprises Inc.(a)(b)	81,556	63,614
Lin TV Corp. Class A(a)	54,398	118,588
LodgeNet Interactive Corp.(a)(b)	33,479	56,579
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	49,080	153,130
McClatchy Co. (The) Class A(a)(b)	103,230	138,328
Media General Inc. Class A(a)(b)	34,018	64,974
Nexstar Broadcasting Group Inc.(a)	20,073	132,683
Outdoor Channel Holdings Inc.(a)	29,629	169,478
Radio One Inc. Class D(a)(b)	50,519	62,138

Security	Shares	Value
Saga Communications Inc. Class A(a)	1,127	$33,258
Salem Communications Corp. Class A	17,825	40,819
SuperMedia Inc.(a)(b)	19,914	30,867
Westwood One Inc.(a)(b)	8,991	32,637

		3,701,683

METAL FABRICATE & HARDWARE – 0.61%
A.M. Castle & Co.(a)(b)	28,741	314,426
Ampco-Pittsburgh Corp.	14,773	302,108
Dynamic Materials Corp.	23,237	365,983
Eastern Co. (The)	11,659	212,777
L.B. Foster Co. Class A	15,712	349,278
Lawson Products Inc.	7,456	100,805
NN Inc.(a)	30,445	153,747
Northwest Pipe Co.(a)(b)	16,635	337,524

		2,136,648

MINING – 1.19%
Charles & Colvard Ltd.(a)(b)	41,757	93,953
General Moly Inc.(a)(b)	116,530	337,937
Gold Reserve Inc.(a)	92,778	219,884
Golden Minerals Co.(a)(b)	49,564	368,756
Horsehead Holding Corp.(a)(b)	75,862	562,896
Midway Gold Corp.(a)(b)	151,673	304,863
Mines Management Inc.(a)(b)	44,823	73,061
Paramount Gold and Silver Corp.(a)(b)	205,238	484,362
Revett Minerals Inc.(a)	48,503	187,222
Solitario Exploration & Royalty Corp.(a)(b)	61,114	105,116
U.S. Energy Corp.(a)	47,813	110,448
United States Lime & Minerals Inc.(a)(b)	3,251	129,715
Ur-Energy Inc.(a)(b)	187,598	168,838
Uranerz Energy Corp.(a)(b)	111,627	152,929
Uranium Energy Corp.(a)(b)	124,148	340,166
Uranium Resources Inc.(a)(b)	156,837	106,884
Vista Gold Corp.(a)(b)	131,041	437,677

		4,184,707

OIL & GAS – 2.31%
Abraxas Petroleum Corp.(a)(b)	146,035	385,532
Adams Resources & Energy Inc.	6,962	140,981
Arabian American Development Co.(a)(b)	33,101	111,550
Callon Petroleum Co.(a)	68,103	263,559
CAMAC Energy Inc.(a)(b)	93,609	56,165
China North East Petroleum Holdings Ltd.(a)(b)	44,028	88,496
CREDO Petroleum Corp.(a)	14,638	121,935
Crimson Exploration Inc.(a)(b)	43,274	93,039
Crosstex Energy Inc.	70,701	953,049
Double Eagle Petroleum Co.(a)	21,759	138,605
Endeavour International Corp.(a)(b)	64,572	515,285
Evolution Petroleum Corp.(a)(b)	30,558	215,739
FX Energy Inc.(a)(b)	92,031	380,088
Gastar Exploration Ltd.(a)	101,661	304,983
GeoMet Inc.(a)	40,848	31,616
GeoResources Inc.(a)	34,950	621,761
GMX Resources Inc.(a)(b)	105,087	238,547
Harvest Natural Resources Inc.(a)(b)	58,766	503,625
HKN Inc.(a)	13,937	31,358
Houston American Energy Corp.(b)	29,563	406,787
Lucas Energy Inc.(a)(b)	25,009	32,512
Magellan Petroleum Corp.(a)	78,730	94,476
Miller Energy Resources Inc.(a)(b)	54,674	144,339
Panhandle Oil and Gas Inc.	13,811	391,818

72

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
PostRock Energy Corp.(a)	16,526	$51,892
RAM Energy Resources Inc.(a)(b)	106,177	83,880
Royale Energy Inc.(a)(b)	13,135	27,584
Triangle Petroleum Corp.(a)	74,024	265,746
VAALCO Energy Inc.(a)(b)	88,347	429,366
Vantage Drilling Co.(a)(b)	303,465	379,331
Voyager Oil & Gas Inc.(a)(b)	84,620	177,702
Warren Resources Inc.(a)(b)	124,312	298,349
Zion Oil & Gas Inc.(a)(b)	63,232	123,935

		8,103,630

OIL & GAS SERVICES – 0.83%
Dawson Geophysical Co.(a)	13,670	322,339
Flotek Industries Inc.(a)(b)	86,643	404,623
Geokinetics Inc.(a)	19,389	46,922
Global Geophysical Services Inc.(a)(b)	31,222	248,839
Gulf Island Fabrication Inc.	24,725	511,313
Matrix Service Co.(a)	45,704	388,941
Mitcham Industries Inc.(a)	20,601	230,731
Natural Gas Services Group Inc.(a)	22,488	288,521
TGC Industries Inc.(a)	25,875	113,850
Thermon Group Holdings Inc.(a)	16,643	230,006
Union Drilling Inc.(a)(b)	25,826	121,382

		2,907,467

PACKAGING & CONTAINERS – 0.25%
AEP Industries Inc.(a)(b)	9,358	207,747
Astronics Corp.(a)	18,399	519,772
UFP Technologies Inc.(a)	10,178	146,665

		874,184

PHARMACEUTICALS – 5.80%
ACADIA Pharmaceuticals Inc.(a)	85,289	92,112
AcelRx Pharmaceuticals Inc.(a)	4,593	14,927
Achillion Pharmaceuticals Inc.(a)(b)	81,435	384,373
Acura Pharmaceuticals Inc.(a)(b)	15,957	54,254
Adolor Corp.(a)(b)	79,281	136,363
Akorn Inc.(a)(b)	97,555	761,905
Alexza Pharmaceuticals Inc.(a)(b)	99,852	109,837
Alimera Sciences Inc.(a)	22,730	181,840
Allos Therapeutics Inc.(a)	140,991	259,423
Amicus Therapeutics Inc.(a)(b)	30,945	118,829
Ampio Pharmaceuticals Inc.(a)(b)	36,872	245,199
Anacor Pharmaceuticals Inc.(a)	20,988	119,632
Anadys Pharmaceuticals Inc.(a)	107,870	99,186
Anika Therapeutics Inc.(a)	21,743	119,587
Antares Pharma Inc.(a)	161,554	374,805
Anthera Pharmaceuticals Inc.(a)	35,726	170,413
Aoxing Pharmaceutical Co. Inc.(a)(b)	43,143	15,532
Array BioPharma Inc.(a)	107,234	210,179
AVANIR Pharmaceuticals Inc. Class A(a)(b)	216,205	618,346
AVI BioPharma Inc.(a)	243,848	273,110
Biodel Inc.(a)(b)	52,000	28,600
BioDelivery Sciences International Inc.(a)(b)	34,695	38,511
BioScrip Inc.(a)	71,059	451,935
BioSpecifics Technologies Corp.(a)(b)	10,116	163,272
Chelsea Therapeutics International Ltd.(a)(b)	93,782	342,304
Corcept Therapeutics Inc.(a)(b)	72,044	223,336
Cornerstone Therapeutics Inc.(a)(b)	18,128	116,019
Cumberland Pharmaceuticals Inc.(a)(b)	24,765	138,684
Cyclacel Pharmaceuticals Inc.(a)(b)	83,149	36,586
Depomed Inc.(a)(b)	93,200	503,280

Security	Shares	Value
Derma Sciences Inc.(a)(b)	13,129	$105,032
DURECT Corp.(a)	145,597	234,411
Dusa Pharmaceuticals Inc.(a)	44,306	163,932
Dyax Corp.(a)	174,954	220,442
Dynavax Technologies Corp.(a)(b)	211,048	392,549
Endocyte Inc.(a)	31,506	333,964
Furiex Pharmaceuticals Inc.(a)	18,084	257,335
Heska Corp.(a)	9,075	78,227
Hi-Tech Pharmacal Co. Inc.(a)	18,219	612,158
Idenix Pharmaceuticals Inc.(a)(b)	94,304	470,577
IGI Laboratories Inc.(a)	24,281	25,495
Infinity Pharmaceuticals Inc.(a)(b)	35,372	249,373
ISTA Pharmaceuticals Inc.(a)	56,645	195,425
K-V Pharmaceutical Co. Class A(a)(b)	86,780	117,153
Keryx Biopharmaceuticals Inc.(a)(b)	117,988	353,964
Lannett Co. Inc.(a)(b)	28,755	110,132
Mannatech Inc.(a)	29,666	16,020
MAP Pharmaceuticals Inc.(a)	37,770	552,197
MediciNova Inc.(a)(b)	18,511	39,243
Myrexis Inc(a)	46,511	127,440
Nabi Biopharmaceuticals(a)	83,721	140,651
Natural Alternatives International Inc.(a)	10,750	43,108
Nature’s Sunshine Products Inc.(a)	18,779	264,408
Neurocrine Biosciences Inc.(a)	85,641	512,133
NeurogesX Inc.(a)(b)	29,281	26,060
Nutraceutical International Corp.(a)	18,828	240,622
Obagi Medical Products Inc.(a)	34,530	313,187
Oculus Innovative Sciences Inc.(a)(b)	41,801	62,702
Omega Protein Corp.(a)	31,976	290,342
Osiris Therapeutics Inc.(a)(b)	33,197	169,969
OXiGENE Inc.(a)(b)	12,994	13,124
Pacira Pharmaceuticals Inc.(a)	9,789	97,205
Pain Therapeutics Inc.(a)	63,754	303,469
Pernix Therapeutics Holdings(a)(b)	9,359	82,546
PetMed Express Inc.	38,752	348,768
Pharmacyclics Inc.(a)	80,332	950,328
PharMerica Corp.(a)	51,351	732,779
POZEN Inc.(a)(b)	50,271	121,153
Progenics Pharmaceuticals Inc.(a)(b)	50,814	291,672
Raptor Pharmaceutical Corp.(a)	82,836	373,590
Repros Therapeutics Inc.(a)(b)	23,513	87,704
Rigel Pharmaceuticals Inc.(a)	120,059	883,634
Santarus Inc.(a)	95,459	266,331
Schiff Nutrition International Inc.(a)	22,388	248,059
SciClone Pharmaceuticals Inc.(a)(b)	60,498	230,497
Somaxon Pharmaceuticals Inc.(a)(b)	69,550	62,310
Spectrum Pharmaceuticals Inc.(a)	90,515	690,629
Sucampo Pharmaceuticals Inc.(a)(b)	29,303	109,300
Synta Pharmaceuticals Corp.(a)(b)	42,310	137,508
Theragenics Corp.(a)(b)	70,224	92,696
Threshold Pharmaceuticals Inc.(a)(b)	68,441	99,239
Trimeris Inc.(a)	39,232	98,865
Vanda Pharmaceuticals Inc.(a)(b)	50,771	251,316
Ventrus Biosciences Inc.(a)(b)	11,590	104,658
XenoPort Inc.(a)	65,182	384,574
Zalicus Inc.(a)(b)	126,469	124,016
Zogenix Inc.(a)(b)	19,349	35,409

		20,342,009

REAL ESTATE – 0.80%
Avatar Holdings Inc.(a)	17,150	140,287
Consolidated-Tomoka Land Co.	8,544	224,365
HFF Inc. Class A(a)	50,305	439,666
Preferred Apartment Communities Inc.	11,848	67,652

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
Resource Capital Corp.	116,041	$580,205
Retail Opportunity Investments Corp.	80,507	892,018
Terreno Realty Corp.	22,998	295,064
Thomas Properties Group Inc.(a)	60,636	138,250
ZipRealty Inc.(a)	32,333	46,883

		2,824,390

REAL ESTATE INVESTMENT TRUSTS – 4.34%
AG Mortgage Investment Trust Inc.	11,086	207,308
Agree Realty Corp.	17,125	372,983
American Capital Mortgage Investment Corp.	14,079	235,119
Apollo Commercial Real Estate Finance Inc.	38,660	509,152
Arbor Realty Trust Inc.(a)	28,263	106,834
ARMOUR Residential Inc.(b)	131,983	897,484
BRT Realty Trust(a)	18,594	115,655
Campus Crest Communities Inc.	53,964	587,128
Capital Trust Inc. Class A(a)(b)	26,532	59,166
CapLease Inc.	120,075	433,471
Cedar Shopping Centers Inc.	85,663	266,412
Chatham Lodging Trust	25,084	248,833
Chesapeake Lodging Trust	55,997	675,884
Cogdell Spencer Inc.	77,697	292,918
Colony Financial Inc.	57,273	739,967
Dynex Capital Inc.	73,282	590,653
Education Realty Trust Inc.(b)	120,864	1,038,222
Excel Trust Inc.	63,568	611,524
Gladstone Commercial Corp.	22,544	353,490
Gramercy Capital Corp.(a)	69,179	217,222
Hudson Pacific Properties Inc.	39,000	453,570
Kite Realty Group Trust	94,691	346,569
Monmouth Real Estate Investment Corp. Class A	60,842	482,477
MPG Office Trust Inc.(a)	81,778	172,552
New York Mortgage Trust Inc.	27,980	195,580
Newcastle Investment Corp.	177,487	722,372
NorthStar Realty Finance Corp.	158,766	523,928
One Liberty Properties Inc.	19,739	289,374
Parkway Properties Inc.	38,970	429,060
PMC Commercial Trust	26,535	206,973
RAIT Financial Trust(b)	63,443	215,072
Ramco-Gershenson Properties Trust	60,675	497,535
STAG Industrial Inc.	30,320	309,264
Summit Hotel Properties Inc.	49,806	351,630
UMH Properties Inc.	28,439	258,511
Urstadt Biddle Properties Inc. Class A(b)	37,282	595,394
Whitestone REIT Class B	18,395	204,920
Winthrop Realty Trust(b)	49,086	426,557

		15,240,763

RETAIL – 4.75%
A.C. Moore Arts & Crafts Inc.(a)	46,235	49,009
AFC Enterprises Inc.(a)(b)	43,013	508,844
America’s Car-Mart Inc.(a)	15,266	443,019
Ark Restaurants Corp.	7,078	95,270
Benihana Inc. Class A(a)	25,857	222,629
Big 5 Sporting Goods Corp.	37,906	230,468
Biglari Holdings Inc.(a)	2,133	632,200
Body Central Corp.(a)	20,220	367,195
Bon-Ton Stores Inc. (The)(b)	21,679	107,745
Books-A-Million Inc.(b)	11,093	25,736
Bravo Brio Restaurant Group Inc.(a)(b)	33,147	551,566
Build-A-Bear Workshop Inc.(a)	30,061	153,311
Cache Inc.(a)	20,768	103,632
Caribou Coffee Co. Inc.(a)	22,274	263,279

Security	Shares	Value
Carrols Restaurant Group Inc.(a)	21,966	$195,497
Casual Male Retail Group Inc.(a)	73,982	278,172
Christopher & Banks Corp.	61,956	218,705
Citi Trends Inc.(a)	25,080	295,192
Coldwater Creek Inc.(a)(b)	98,570	123,213
Conn’s Inc.(a)	24,875	178,603
Cosi Inc.(a)(b)	72,713	52,353
Cost Plus Inc.(a)(b)	33,375	210,263
dELiA*s Inc.(a)	67,912	89,644
Denny’s Corp.(a)(b)	172,215	573,476
Destination Maternity Corp.	19,138	246,306
DGSE Companies Inc.(a)(b)	11,186	90,607
Duckwall-ALCO Stores Inc.(a)	706	6,608
Einstein Noah Restaurant Group Inc.	9,857	126,465
Famous Dave’s of America Inc.(a)	18,064	155,531
Frisch’s Restaurants Inc.	1,337	25,938
Golfsmith International Holdings Inc.(a)(b)	7,870	26,365
Gordmans Stores Inc.(a)(b)	9,452	113,140
Hastings Entertainment Inc.(a)	11,795	34,795
Haverty Furniture Companies Inc.	33,107	330,739
Hot Topic Inc.	76,785	585,870
Jamba Inc.(a)(b)	111,750	144,158
Kenneth Cole Productions Inc. Class A(a)(b)	16,119	172,957
Kirkland’s Inc.(a)	29,229	268,030
Kona Grill Inc.(a)	12,017	66,694
Krispy Kreme Doughnuts Inc.(a)	100,102	682,696
Lithia Motors Inc. Class A	39,298	565,105
Luby’s Inc.(a)	37,181	152,442
MarineMax Inc.(a)	41,636	269,385
McCormick & Schmick’s Seafood Restaurants Inc.(a)	24,937	172,564
Morton’s Restaurant Group Inc.(a)	19,426	92,856
Movado Group Inc.	29,463	358,859
Nathan’s Famous Inc.(a)	9,609	182,475
New York & Co. Inc.(a)(b)	44,995	143,534
O’Charley’s Inc.(a)(b)	34,267	203,546
Pacific Sunwear of California Inc.(a)	83,277	99,932
Pantry Inc. (The)(a)(b)	40,377	489,773
PC Connection Inc.(a)(b)	18,508	147,694
PC Mall Inc.(a)	21,358	112,557
Red Robin Gourmet Burgers Inc.(a)	21,905	527,691
REX American Resources Corp.(a)(b)	13,656	230,513
Ruth’s Hospitality Group Inc.(a)	60,253	258,485
School Specialty Inc.(a)	27,163	193,672
Shoe Carnival Inc.(a)	15,822	373,399
Stein Mart Inc.	47,035	293,969
Susser Holdings Corp.(a)	14,755	294,067
Syms Corp.(a)(b)	13,068	114,606
Talbots Inc. (The)(a)(b)	117,921	318,387
Titan Machinery Inc.(a)(b)	27,113	485,323
Trans World Entertainment Corp.(a)	14,292	27,155
Tuesday Morning Corp.(a)	73,236	257,791
West Marine Inc.(a)	27,279	210,048
Wet Seal Inc. Class A(a)	154,259	691,080
Winmark Corp.	4,383	202,582
Zale Corp.(a)	55,489	158,144

		16,673,554

SAVINGS & LOANS – 3.31%
Abington Bancorp Inc.	41,501	298,807
BankFinancial Corp.	50,205	333,361
Berkshire Hills Bancorp Inc.	39,116	722,472
BofI Holding Inc.(a)(b)	20,506	276,011
Cape Bancorp Inc.(a)(b)	31,850	225,179
CFS Bancorp Inc.	28,569	123,989

74

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
Charter Financial Corp.	14,779	$138,627
Chicopee Bancorp Inc.(a)	20,848	278,321
Clifton Savings Bancorp Inc.	22,673	207,685
ESB Financial Corp.	25,212	276,324
ESSA Bancorp Inc.	28,090	295,226
First Defiance Financial Corp.(a)	22,547	302,130
First Financial Holdings Inc.	32,376	129,828
First Financial Northwest Inc.(a)(b)	37,295	209,598
First PacTrust Bancorp Inc.	23,514	266,414
Flushing Financial Corp.	58,832	635,386
Fox Chase Bancorp Inc.	31,756	402,666
Hampden Bancorp Inc.(b)	7,937	104,530
Heritage Financial Group Inc.(b)	17,981	187,002
Home Bancorp Inc.(a)	21,229	308,882
Home Federal Bancorp Inc.	38,046	297,520
HopFed Bancorp Inc.	15,391	88,190
Kaiser Federal Financial Group Inc.	11,430	134,874
Meridian Interstate Bancorp Inc.(a)(b)	22,290	243,184
NASB Financial Inc.(a)(b)	9,023	90,862
OceanFirst Financial Corp.	30,724	358,549
Parkvale Financial Corp.	7,473	137,130
Peoples Federal Bancshares Inc.(a)	5,367	69,234
Provident Financial Holdings Inc.	24,638	215,336
Provident New York Bancorp	72,348	421,065
Pulaski Financial Corp.(b)	24,629	162,305
PVF Capital Corp.(a)	50,211	84,857
Rockville Financial Inc.	59,821	567,103
Roma Financial Corp.	15,900	129,585
SI Financial Group Inc.	22,384	210,857
Territorial Bancorp Inc.	25,726	492,653
United Community Financial Corp.(a)	58,883	80,670
United Financial Bancorp Inc.	34,052	466,172
ViewPoint Financial Group	68,328	782,356
Waterstone Financial Inc.(a)(b)	16,426	45,664
Westfield Financial Inc.	62,819	413,977
WSFS Financial Corp.	12,193	384,933

		11,599,514

SEMICONDUCTORS – 3.10%
Advanced Analogic Technologies Inc.(a)(b)	74,753	323,680
Alpha & Omega Semiconductor Ltd.(a)(b)	25,838	212,130
Amtech Systems Inc.(a)(b)	17,177	137,416
ANADIGICS Inc.(a)	117,836	254,526
AuthenTec Inc.(a)(b)	66,404	216,477
Axcelis Technologies Inc.(a)	171,264	205,517
AXT Inc.(a)(b)	55,672	280,587
Cascade Microtech Inc.(a)	19,938	72,375
Cohu Inc.	41,534	410,356
CSR PLC SP ADR(a)	12,950	172,753
DSP Group Inc.(a)	41,924	247,352
eMagin Corp.(a)(b)	31,895	83,884
EMCORE Corp.(a)(b)	152,218	150,696
Exar Corp.(a)	66,556	380,035
FSI International Inc.(a)	67,199	127,006
GSI Group Inc.(a)	45,405	348,710
GSI Technology Inc.(a)	40,024	196,918
Ikanos Communications Inc.(a)	62,962	54,147
Inphi Corp.(a)	35,234	309,002
Integrated Silicon Solution Inc.(a)	47,666	372,271
inTEST Corp.(a)	20,235	53,420
IXYS Corp.(a)	41,504	451,564
Kopin Corp.(a)(b)	113,074	387,844
Mattson Technology Inc.(a)	96,318	112,692
MaxLinear Inc.(a)	30,171	194,905

Security	Shares	Value
Mindspeed Technologies Inc.(a)(b)	58,295	$303,134
MIPS Technologies Inc.(a)(b)	90,222	436,674
MoSys Inc.(a)(b)	59,654	218,334
Nanometrics Inc.(a)	35,721	517,954
Pericom Semiconductor Corp.(a)	43,643	323,395
Photronics Inc.(a)	101,554	505,739
Pixelworks Inc.(a)	30,440	64,837
PLX Technology Inc.(a)(b)	80,946	243,647
QuickLogic Corp.(a)(b)	64,841	151,728
Ramtron International Corp.(a)	45,573	89,779
Richardson Electronics Ltd.	26,670	362,979
Rudolph Technologies Inc.(a)(b)	55,316	370,064
Silicon Image Inc.(a)	138,424	812,549
Supertex Inc.(a)	19,226	332,610
Transwitch Corp.(a)	37,371	88,196
Ultra Clean Holdings Inc.(a)	41,741	179,069
Vitesse Semiconductor Corp.(a)(b)	40,431	119,271

		10,876,222

SOFTWARE – 3.02%
Accelrys Inc.(a)	97,804	592,692
Actuate Corp.(a)	63,991	353,230
American Software Inc. Class A	41,241	298,997
ATS Corp.(a)	28,184	88,780
Authentidate Holding Corp.(a)	56,552	52,588
Bitstream Inc.(a)	14,288	82,156
Bsquare Corp.(a)	21,648	96,334
Callidus Software Inc.(a)(b)	54,045	249,147
CDC Corp. Class A(a)	56,416	56,980
Concurrent Computer Corp.(a)	18,697	104,329
Convio Inc.(a)	22,277	187,349
Daegis Inc.(a)	8,923	19,541
DemandTec Inc.(a)	56,167	367,332
Digi International Inc.(a)(b)	44,464	489,104
DynaVox Inc.(a)(b)	18,391	66,208
Ellie Mae Inc.(a)	15,753	87,587
Envestnet Inc.(a)	33,144	331,440
ePocrates Inc.(a)	11,076	99,795
Evolving Systems Inc.	19,859	126,105
FalconStor Software Inc.(a)(b)	55,824	163,006
Geeknet Inc.(a)(b)	8,180	165,400
Glu Mobile Inc.(a)(b)	71,830	151,561
GSE Systems Inc.(a)	36,218	63,744
Guidance Software Inc.(a)	27,878	180,928
inContact Inc.(a)	57,931	199,862
InnerWorkings Inc.(a)(b)	43,877	343,996
Majesco Entertainment Co.(a)(b)	56,510	113,020
Market Leader Inc.(a)	47,178	105,679
Medidata Solutions Inc.(a)	37,424	615,250
Monotype Imaging Holdings Inc.(a)(b)	62,190	754,365
Omnicell Inc.(a)	57,552	793,066
PDF Solutions Inc.(a)(b)	43,124	175,946
Pervasive Software Inc.(a)	27,934	167,604
PROS Holdings Inc.(a)(b)	37,291	480,681
QAD Inc. Class A(a)	14,620	156,288
Renaissance Learning Inc.	22,552	378,422
Rosetta Stone Inc.(a)(b)	18,444	168,763
Schawk Inc.	20,009	197,489
Scientific Learning Corp.(a)	29,250	92,137
SciQuest Inc.(a)	23,812	355,751
SeaChange International Inc.(a)(b)	47,308	364,272
Simulations Plus Inc.(a)	12,886	40,204
Smith Micro Software Inc.(a)	60,498	91,957
SoundBite Communications Inc.(a)	13,602	33,461

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
Tangoe Inc.(a)	18,035	$203,976
THQ Inc.(a)(b)	115,255	199,391
Versant Corp.(a)	8,417	96,375

		10,602,288

TELECOMMUNICATIONS – 3.36%
8x8 Inc.(a)(b)	112,006	455,864
Alaska Communications Systems Group Inc.(b)	79,143	519,178
Alliance Fiber Optic Products Inc.(a)	12,240	87,638
Anaren Inc.(a)(b)	27,015	517,337
Aviat Networks Inc.(a)	106,699	250,743
Aware Inc.(a)	28,879	81,439
BigBand Networks Inc.(a)(b)	90,549	115,903
CalAmp Corp.(a)	51,519	165,376
Clearfield Inc.(a)	24,832	146,509
ClearOne Communications Inc.(a)	12,407	61,539
Communications Systems Inc.	14,520	188,760
Consolidated Communications Holdings Inc.	45,537	821,943
Dialogic Inc.(a)(b)	24,765	45,815
Ditech Networks Inc.(a)	64,155	66,721
Extreme Networks Inc.(a)	161,342	427,556
Fairpoint Communications Inc.(a)(b)	37,793	162,510
FiberTower Corp.(a)(b)	75,130	71,223
General Communication Inc. Class A(a)	71,163	583,537
Globalstar Inc.(a)	183,484	75,045
Globecomm Systems Inc.(a)(b)	39,147	528,876
Hickory Tech Corp.	27,507	264,617
I.D. Systems Inc.(a)	20,391	103,994
Knology Inc.(a)	52,445	680,736
KVH Industries Inc.(a)	26,611	210,493
Lantronix Inc.(a)	12,640	23,258
Meru Networks Inc.(a)(b)	18,950	154,443
Motricity Inc.(a)	63,169	106,756
Multiband Corp.(a)(b)	31,140	77,850
NeoPhotonics Corp.(a)	14,874	102,333
Network Equipment Technologies Inc.(a)(b)	59,149	114,749
Novatel Wireless Inc.(a)(b)	56,465	170,524
Numerex Corp. Class A(a)(b)	19,616	109,065
Oplink Communications Inc.(a)	33,672	509,794
Opnext Inc.(a)	76,070	95,088
ORBCOMM Inc.(a)(b)	63,991	163,177
Powerwave Technologies Inc.(a)(b)	270,450	465,174
Preformed Line Products Co.	4,409	201,932
Procera Networks Inc.(a)	25,423	244,061
RigNet Inc.(a)	10,591	169,774
ShoreTel Inc.(a)	81,933	408,026
SureWest Communications	25,328	265,184
Symmetricom Inc.(a)	77,807	337,682
Telular Corp.	30,015	177,088
TESSCO Technologies Inc.	12,064	160,331
UniTek Global Services Inc.(a)	24,174	119,903
USA Mobility Inc.	40,520	534,864
Warwick Valley Telephone Co.	15,216	193,548
Westell Technologies Inc.(a)(b)	95,157	205,539
Zhone Technologies Inc.(a)(b)	44,764	53,269

		11,796,764

TEXTILES – 0.07%
Culp Inc.(a)	19,669	166,203
Dixie Group Inc.(a)	22,727	72,272

		238,475

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.10%
Dreams Inc.(a)	51,087	$102,174
LeapFrog Enterprises Inc.(a)	72,859	245,535

		347,709

TRANSPORTATION – 1.81%
Air Transport Services Group Inc.(a)	89,379	387,011
Baltic Trading Ltd.	32,307	150,228
CAI International Inc.(a)(b)	20,823	244,046
Celadon Group Inc.(b)	35,155	312,176
Covenant Transportation Group Class A(a)	18,546	67,693
DHT Maritime Inc.	115,806	236,244
Eagle Bulk Shipping Inc.(a)(b)	106,988	167,971
Echo Global Logistics Inc.(a)(b)	21,441	285,165
Excel Maritime Carriers Ltd.(a)(b)	75,376	156,782
Frozen Food Express Industries Inc.(a)	34,443	68,542
Genco Shipping & Trading Ltd.(a)(b)	48,467	378,527
General Maritime Corp.(b)	190,442	49,515
Horizon Lines Inc. Class A(b)	56,720	24,276
International Shipholding Corp.	13,294	245,806
Knightsbridge Tankers Ltd.(b)	37,968	628,370
P.A.M. Transportation Services Inc.(a)	10,413	103,713
Pacer International Inc.(a)(b)	60,559	227,096
Patriot Transportation Holding Inc.(a)(b)	10,727	216,793
PHI Inc.(a)(b)	23,768	454,919
Quality Distribution Inc.(a)	25,982	233,059
Rand Logistics Inc.(a)	26,698	165,795
Roadrunner Transportation Systems Inc.(a)	15,807	216,872
Saia Inc.(a)(b)	28,758	302,534
Scorpio Tankers Inc.(a)	44,231	233,540
Teekay Tankers Ltd. Class A	73,407	337,672
Ultrapetrol (Bahamas) Ltd.(a)(b)	41,054	93,193
Universal Truckload Services Inc.(b)	10,169	132,197
USA Truck Inc.(a)	17,533	136,056
XPO Logistics Inc.(a)	11,306	86,717

		6,342,508

TRUCKING & LEASING – 0.15%
Greenbrier Companies Inc. (The)(a)	31,950	372,217
Willis Lease Finance Corp.(a)	13,182	149,616

		521,833

VENTURE CAPITAL – 0.09%
Fidus Investment Corp.	9,451	118,988
Medley Capital Corp.	20,387	205,501

		324,489

WATER – 0.76%
Artesian Resources Corp. Class A	16,461	288,232
Connecticut Water Service Inc.	15,939	398,794
Consolidated Water Co. Ltd.(b)	27,161	214,029
Middlesex Water Co.	26,854	458,398
Pennichuck Corp.	11,425	319,672
Pure Cycle Corp.(a)	32,841	80,460
SJW Corp.	23,711	516,188

76

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

September 30, 2011

Security	Shares	Value
York Water Co. (The)	23,585	$381,605

		2,657,378

TOTAL COMMON STOCKS (Cost: $509,350,415)		350,164,323

SHORT-TERM INVESTMENTS – 19.65%

MONEY MARKET FUNDS – 19.65%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%(d)(e)(f)	63,280,191	63,280,191
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%(d)(e)(f)	5,360,032	5,360,032
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(d)(e)	302,097	302,097

		68,942,320

TOTAL SHORT-TERM INVESTMENTS (Cost: $68,942,320)		68,942,320

TOTAL INVESTMENTS IN SECURITIES – 119.43% (Cost: $578,292,735)		419,106,643

Other Assets, Less Liabilities – (19.43)%		(68,192,445)

NET ASSETS – 100.00%		$350,914,198

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited)

iShares® Russell Midcap Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.45%
Clear Channel Outdoor Holdings Inc. Class A(a)	64,320	$602,035
Interpublic Group of Companies Inc. (The)	772,728	5,563,642
Lamar Advertising Co. Class A(a)(b)	91,293	1,554,720
Omnicom Group Inc.	443,628	16,343,255

		24,063,652

AEROSPACE & DEFENSE – 1.20%
Alliant Techsystems Inc.	53,183	2,899,005
BE Aerospace Inc.(a)(b)	152,984	5,065,300
Goodrich Corp.	197,053	23,780,356
L-3 Communications Holdings Inc.	167,481	10,378,797
Rockwell Collins Inc.	243,109	12,826,431
Spirit AeroSystems Holdings Inc. Class A(a)(b)	185,747	2,962,665
TransDigm Group Inc.(a)	78,977	6,450,052

		64,362,606

AGRICULTURE – 0.72%
Bunge Ltd.	232,354	13,543,915
Lorillard Inc.	226,773	25,103,771

		38,647,686

AIRLINES – 0.65%
AMR Corp.(a)(b)	523,995	1,551,025
Copa Holdings SA Class A	51,146	3,133,715
Delta Air Lines Inc.(a)	1,334,820	10,011,150
Southwest Airlines Co.	1,249,373	10,044,959
United Continental Holdings Inc.(a)(b)	523,673	10,148,783

		34,889,632

APPAREL – 0.78%
Deckers Outdoor Corp.(a)	61,173	5,704,994
Guess? Inc.	102,621	2,923,672
Hanesbrands Inc.(a)	152,553	3,815,351
Ralph Lauren Corp.	99,100	12,853,270
VF Corp.	137,246	16,678,134

		41,975,421

AUTO MANUFACTURERS – 0.15%
Navistar International Corp.(a)	114,362	3,673,308
Oshkosh Corp.(a)	143,141	2,253,039
Tesla Motors Inc.(a)(b)	84,993	2,072,979

		7,999,326

AUTO PARTS & EQUIPMENT – 0.77%
Autoliv Inc.	140,704	6,824,144
BorgWarner Inc.(a)	172,810	10,460,189
Federal-Mogul Corp. Class A(a)	30,783	454,049
Goodyear Tire & Rubber Co. (The)(a)	385,898	3,893,711
Lear Corp.	166,046	7,123,374
TRW Automotive Holdings Corp.(a)	161,005	5,269,694

Security	Shares	Value
Visteon Corp.(a)	80,219	$3,449,417
WABCO Holdings Inc.(a)	106,276	4,023,609

		41,498,187

BANKS – 2.44%
Associated Banc-Corp	272,351	2,532,864
Bank of Hawaii Corp.	74,972	2,728,981
BOK Financial Corp.	40,212	1,885,541
CapitalSource Inc.	511,804	3,142,477
City National Corp.	73,144	2,761,917
Comerica Inc.	317,075	7,283,213
Commerce Bancshares Inc.	116,872	4,061,302
Cullen/Frost Bankers Inc.	83,729	3,839,812
East West Bancorp Inc.	235,150	3,506,086
Fifth Third Bancorp	1,449,819	14,643,172
First Citizens BancShares Inc. Class A	8,541	1,225,975
First Horizon National Corp.	413,793	2,466,206
First Republic Bank San Francisco(a)	115,414	2,672,988
Fulton Financial Corp.	313,117	2,395,345
Huntington Bancshares Inc.	1,364,015	6,547,272
KeyCorp	1,500,359	8,897,129
M&T Bank Corp.	198,033	13,842,507
Northern Trust Corp.	342,665	11,986,422
Popular Inc.(a)	1,608,415	2,412,622
Regions Financial Corp.	1,984,535	6,608,502
SunTrust Banks Inc.	847,248	15,208,102
Synovus Financial Corp.	1,239,305	1,326,056
TCF Financial Corp.	249,896	2,289,047
Valley National Bancorp(b)	269,166	2,850,468
Zions Bancorp	290,303	4,084,563

		131,198,569

BEVERAGES – 1.46%
Brown-Forman Corp. Class B NVS	161,755	11,345,496
Coca-Cola Enterprises Inc.	512,914	12,761,300
Constellation Brands Inc. Class A(a)	286,164	5,150,952
Dr Pepper Snapple Group Inc.	349,329	13,546,979
Green Mountain Coffee Roasters Inc.(a)	193,879	18,019,114
Hansen Natural Corp.(a)	110,496	9,645,196
Molson Coors Brewing Co. Class B NVS	211,887	8,392,844

		78,861,881

BIOTECHNOLOGY – 1.40%
Alexion Pharmaceuticals Inc.(a)	290,103	18,583,998
Bio-Rad Laboratories Inc. Class A(a)	31,141	2,826,669
Charles River Laboratories International Inc.(a)	81,202	2,324,001
Human Genome Sciences Inc.(a)	299,927	3,806,074
Illumina Inc.(a)(b)	194,292	7,950,429
Life Technologies Corp.(a)	282,111	10,841,526
Myriad Genetics Inc.(a)(b)	134,733	2,524,896
QIAGEN NV(a)	368,017	5,089,675
Regeneron Pharmaceuticals Inc.(a)	115,232	6,706,502
Vertex Pharmaceuticals Inc.(a)(b)	325,124	14,481,023

		75,134,793

BUILDING MATERIALS – 0.30%
Armstrong World Industries Inc.	33,079	1,139,241
Lennox International Inc.	83,808	2,160,570
Martin Marietta Materials Inc.(b)	72,017	4,552,915
Masco Corp.	565,836	4,028,752

78

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

September 30, 2011

Security	Shares	Value
Owens Corning(a)	196,547	$4,261,139

		16,142,617

CHEMICALS – 2.83%
Airgas Inc.	123,960	7,911,127
Albemarle Corp.	144,902	5,854,041
Ashland Inc.	125,137	5,523,547
Cabot Corp.	102,821	2,547,904
Celanese Corp. Series A	246,547	8,020,174
CF Industries Holdings Inc.	112,806	13,919,132
Cytec Industries Inc.	77,336	2,717,587
Eastman Chemical Co.	112,222	7,690,574
Ecolab Inc.(b)	366,101	17,898,678
FMC Corp.	113,268	7,833,615
Huntsman Corp.	305,235	2,951,622
International Flavors & Fragrances Inc.	126,995	7,139,659
Intrepid Potash Inc.(a)(b)	82,245	2,045,433
Kronos Worldwide Inc.	34,237	550,531
PPG Industries Inc.	249,574	17,634,899
Rockwood Holdings Inc.(a)	107,825	3,632,624
RPM International Inc.	204,940	3,832,378
Sherwin-Williams Co. (The)	141,633	10,526,165
Sigma-Aldrich Corp.	192,254	11,879,375
Solutia Inc.(a)	192,161	2,469,269
Valspar Corp. (The)	151,519	4,728,908
W.R. Grace & Co.(a)	116,071	3,865,164
Westlake Chemical Corp.	31,359	1,074,987

		152,247,393

COAL – 0.81%
Alpha Natural Resources Inc.(a)	357,462	6,323,503
Arch Coal Inc.	334,410	4,875,698
CONSOL Energy Inc.	357,666	12,135,607
Peabody Energy Corp.	427,256	14,475,433
Walter Energy Inc.	98,354	5,902,224

		43,712,465

COMMERCIAL SERVICES – 2.74%
Aaron’s Inc.	125,627	3,172,082
Alliance Data Systems Corp.(a)(b)	80,604	7,471,991
Apollo Group Inc. Class A(a)	190,493	7,545,428
Booz Allen Hamilton Holding Corp.(a)	36,568	543,766
Career Education Corp.(a)	96,952	1,265,224
CoreLogic Inc.(a)	152,323	1,625,286
Corrections Corp. of America(a)(b)	169,641	3,849,154
DeVry Inc.	108,715	4,018,106
Education Management Corp.(a)(b)	60,458	897,197
Equifax Inc.	194,566	5,980,959
FleetCor Technologies Inc.(a)	23,282	611,385
Gartner Inc.(a)(b)	153,183	5,341,491
Genpact Ltd.(a)	199,735	2,874,187
Green Dot Corp. Class A(a)	34,767	1,088,902
H&R Block Inc.	482,332	6,419,839
Hertz Global Holdings Inc.(a)	386,355	3,438,559
Iron Mountain Inc.	284,432	8,993,740
ITT Educational Services Inc.(a)(b)	44,112	2,539,969
KAR Auction Services Inc.(a)	45,272	548,244
Lender Processing Services Inc.	135,708	1,857,843
Manpower Inc.	129,869	4,366,196
Monster Worldwide Inc.(a)	203,218	1,459,105
Moody’s Corp.	314,557	9,578,261
Morningstar Inc.	38,330	2,163,345

Security	Shares	Value
Pharmaceutical Product Development Inc.	157,994	$4,054,126
Quanta Services Inc.(a)(b)	340,871	6,404,966
R.R. Donnelley & Sons Co.	295,846	4,177,346
Robert Half International Inc.	231,870	4,920,281
SAIC Inc.(a)(b)	456,267	5,388,513
Service Corp. International	375,154	3,436,411
Towers Watson & Co. Class A	90,287	5,397,357
Verisk Analytics Inc. Class A(a)	188,050	6,538,498
VistaPrint NV(a)(b)	63,347	1,712,269
Weight Watchers International Inc.(b)	45,576	2,654,802
Western Union Co.	997,757	15,255,705

		147,590,533

COMPUTERS – 1.81%
Brocade Communications Systems Inc.(a)	748,120	3,231,879
Cadence Design Systems Inc.(a)	425,160	3,928,479
Computer Sciences Corp.	245,018	6,578,733
Diebold Inc.	103,475	2,846,597
DST Systems Inc.	55,204	2,419,591
FactSet Research Systems Inc.	72,932	6,488,760
Fortinet Inc.(a)	188,240	3,162,432
Fusion-io Inc.(a)	26,444	502,436
IHS Inc. Class A(a)(b)	77,969	5,832,861
Lexmark International Inc. Class A(a)(b)	125,270	3,386,048
MICROS Systems Inc.(a)	128,274	5,632,511
NCR Corp.(a)	250,624	4,233,039
Riverbed Technology Inc.(a)	241,714	4,824,612
SanDisk Corp.(a)	376,169	15,178,419
Synopsys Inc.(a)	231,995	5,651,398
Teradata Corp.(a)(b)	266,379	14,259,268
Western Digital Corp.(a)	366,756	9,432,964

		97,590,027

COSMETICS & PERSONAL CARE – 0.25%
Avon Products Inc.	678,872	13,305,891

		13,305,891

DISTRIBUTION & WHOLESALE – 1.05%
Fastenal Co.(b)	465,311	15,485,550
Genuine Parts Co.	248,266	12,611,913
Ingram Micro Inc. Class A(a)	254,423	4,103,843
LKQ Corp.(a)(b)	229,746	5,550,663
Tech Data Corp.(a)	68,402	2,957,018
W.W. Grainger Inc.	89,856	13,437,066
WESCO International Inc.(a)	67,741	2,272,711

		56,418,764

DIVERSIFIED FINANCIAL SERVICES – 3.04%
Affiliated Managers Group Inc.(a)	82,246	6,419,300
Air Lease Corp.(a)(b)	54,623	1,048,762
Ameriprise Financial Inc.	382,343	15,049,020
CBOE Holdings Inc.	82,787	2,025,798
CIT Group Inc.(a)	316,449	9,610,556
Discover Financial Services	860,807	19,746,913
E*TRADE Financial Corp.(a)	396,431	3,611,486
Eaton Vance Corp.	187,691	4,179,879
Federated Investors Inc. Class B(b)	142,032	2,489,821
Greenhill & Co. Inc.	46,634	1,333,266
Interactive Brokers Group Inc. Class A	57,378	799,276
IntercontinentalExchange Inc.(a)(b)	116,025	13,721,116

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

September 30, 2011

Security	Shares	Value
Invesco Ltd.	729,192	$11,309,768
Janus Capital Group Inc.	292,575	1,755,450
Jefferies Group Inc.	212,171	2,633,042
Lazard Ltd. Class A	175,246	3,697,691
Legg Mason Inc.	235,125	6,045,064
LPL Investment Holdings Inc.(a)	53,886	1,369,782
NASDAQ OMX Group Inc. (The)(a)	195,361	4,520,653
NYSE Euronext Inc.	413,153	9,601,676
Raymond James Financial Inc.	160,924	4,177,587
SLM Corp.	832,324	10,362,434
T. Rowe Price Group Inc.	409,900	19,580,923
TD Ameritrade Holding Corp.	344,656	5,068,166
Waddell & Reed Financial Inc. Class A	136,499	3,413,840

		163,571,269

ELECTRIC – 6.15%
AES Corp. (The)(a)	1,036,633	10,117,538
Alliant Energy Corp.	175,298	6,780,527
Ameren Corp.	380,556	11,329,152
Calpine Corp.(a)	554,146	7,802,376
CenterPoint Energy Inc.	671,334	13,171,573
CMS Energy Corp.	398,572	7,887,740
Consolidated Edison Inc.	461,701	26,326,191
Constellation Energy Group Inc.	293,924	11,186,747
DPL Inc.	184,157	5,550,492
DTE Energy Co.	267,242	13,100,203
Edison International	514,148	19,666,161
Entergy Corp.	280,844	18,617,149
GenOn Energy Inc.(a)	1,220,031	3,391,686
Great Plains Energy Inc.	214,920	4,147,956
Hawaiian Electric Industries Inc.	150,797	3,661,351
Integrys Energy Group Inc.	123,791	6,018,718
ITC Holdings Corp.	80,542	6,236,367
MDU Resources Group Inc.	298,570	5,729,558
Northeast Utilities	278,992	9,388,081
NRG Energy Inc.(a)	380,629	8,073,141
NSTAR	163,639	7,332,664
NV Energy Inc.	371,444	5,463,941
OGE Energy Corp.	154,649	7,390,676
Pepco Holdings Inc.	356,765	6,749,994
Pinnacle West Capital Corp.	172,211	7,394,740
PPL Corp.	910,769	25,993,347
Progress Energy Inc.	464,778	24,038,318
SCANA Corp.	181,990	7,361,496
TECO Energy Inc.	339,814	5,821,014
Westar Energy Inc.	179,603	4,745,111
Wisconsin Energy Corp.	368,873	11,542,036
Xcel Energy Inc.	764,058	18,864,592

		330,880,636

ELECTRICAL COMPONENTS & EQUIPMENT – 0.57%
AMETEK Inc.	253,750	8,366,137
Energizer Holdings Inc.(a)	110,054	7,311,988
General Cable Corp.(a)	81,973	1,914,070
GrafTech International Ltd.(a)(b)	203,066	2,578,938
Hubbell Inc. Class B	95,120	4,712,245
Molex Inc.	213,560	4,350,217
SunPower Corp. Class A(a)(b)	155,603	1,258,828

		30,492,423

ELECTRONICS – 1.93%
Agilent Technologies Inc.(a)	549,166	17,161,437

Security	Shares	Value
Amphenol Corp. Class A	277,989	$11,333,612
Arrow Electronics Inc.(a)	181,894	5,053,015
Avnet Inc.(a)	241,452	6,297,068
AVX Corp.	75,667	898,167
Dolby Laboratories Inc. Class A(a)(b)	83,468	2,290,362
FLIR Systems Inc.	252,336	6,321,017
Garmin Ltd.(b)	169,261	5,377,422
Gentex Corp.	224,784	5,406,055
Itron Inc.(a)	63,803	1,882,189
Jabil Circuit Inc.	303,913	5,406,612
Mettler-Toledo International Inc.(a)(b)	50,754	7,103,530
National Instruments Corp.	142,561	3,258,944
PerkinElmer Inc.	177,071	3,401,534
Thomas & Betts Corp.(a)(b)	82,361	3,287,028
Trimble Navigation Ltd.(a)	193,737	6,499,876
Vishay Intertechnology Inc.(a)	227,714	1,903,689
Waters Corp.(a)	144,616	10,917,062

		103,798,619

ENERGY – ALTERNATE SOURCES – 0.16%
Covanta Holding Corp.	191,882	2,914,687
First Solar Inc.(a)(b)	93,961	5,939,275

		8,853,962

ENGINEERING & CONSTRUCTION – 0.80%
AECOM Technology Corp.(a)	188,459	3,330,071
Chicago Bridge & Iron Co. NV	157,310	4,503,785
Fluor Corp.	275,047	12,803,438
Jacobs Engineering Group Inc.(a)(b)	200,326	6,468,527
KBR Inc.	239,496	5,659,290
McDermott International Inc.(a)	369,400	3,974,744
Shaw Group Inc. (The)(a)(b)	113,437	2,466,120
URS Corp.(a)	124,318	3,687,272

		42,893,247

ENTERTAINMENT – 0.33%
Bally Technologies Inc.(a)	67,823	1,829,865
DreamWorks Animation SKG Inc. Class A(a)(b)	112,170	2,039,251
International Game Technology	473,795	6,884,241
Madison Square Garden Inc. Class A(a)	94,675	2,158,590
Penn National Gaming Inc.(a)	107,319	3,572,649
Regal Entertainment Group Class A	127,274	1,494,197

		17,978,793

ENVIRONMENTAL CONTROL – 0.72%
Nalco Holding Co.	219,109	7,664,433
Republic Services Inc.	506,318	14,207,283
Stericycle Inc.(a)(b)	135,479	10,935,865
Waste Connections Inc.	179,546	6,072,246

		38,879,827

FOOD – 3.10%
Campbell Soup Co.	280,032	9,064,636
ConAgra Foods Inc.	645,259	15,628,173
Corn Products International Inc.	120,330	4,721,749
Dean Foods Co.(a)(b)	287,856	2,553,283
Flowers Foods Inc.	176,953	3,443,505
H.J. Heinz Co.	507,848	25,636,167
Hershey Co. (The)	239,851	14,208,773

80

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

September 30, 2011

Security	Shares	Value
Hormel Foods Corp.	217,065	$5,865,096
J.M. Smucker Co. (The)	183,039	13,341,713
McCormick & Co. Inc. NVS	209,094	9,651,779
Ralcorp Holdings Inc.(a)	86,979	6,672,159
Safeway Inc.	558,724	9,291,580
Sara Lee Corp.	923,331	15,096,462
Smithfield Foods Inc.(a)	261,506	5,099,367
SUPERVALU Inc.(b)	333,385	2,220,344
Tyson Foods Inc. Class A	475,182	8,249,160
Whole Foods Market Inc.(b)	244,012	15,936,424

		166,680,370

FOREST PRODUCTS & PAPER – 1.24%
Domtar Corp.	64,606	4,404,191
International Paper Co.	689,961	16,041,593
MeadWestvaco Corp.	268,063	6,583,627
Plum Creek Timber Co. Inc.(b)	255,550	8,870,141
Rayonier Inc.	192,238	7,072,436
Rock-Tenn Co. Class A	109,089	5,310,453
Temple-Inland Inc.	170,993	5,364,050
Weyerhaeuser Co.	849,927	13,216,365

		66,862,856

GAS – 1.22%
AGL Resources Inc.	123,457	5,029,638
Atmos Energy Corp.	142,676	4,629,836
Energen Corp.	113,810	4,653,691
National Fuel Gas Co.	130,631	6,359,117
NiSource Inc.	441,244	9,433,797
Sempra Energy	377,858	19,459,687
Southern Union Co.	196,935	7,989,653
UGI Corp.	176,323	4,632,005
Vectren Corp.	129,296	3,501,336

		65,688,760

HAND & MACHINE TOOLS – 0.52%
Kennametal Inc.	129,243	4,231,416
Lincoln Electric Holdings Inc.	133,324	3,867,729
Regal Beloit Corp.	61,118	2,773,535
Snap-on Inc.	91,670	4,070,148
Stanley Black & Decker Inc.	265,296	13,026,034

		27,968,862

HEALTH CARE – PRODUCTS – 3.17%
Alere Inc.(a)	135,531	2,663,184
Boston Scientific Corp.(a)	2,411,623	14,252,692
Bruker Corp.(a)(b)	133,093	1,800,748
C.R. Bard Inc.	135,172	11,832,957
CareFusion Corp.(a)	352,713	8,447,476
Cooper Companies Inc. (The)	72,977	5,776,130
DENTSPLY International Inc.	222,374	6,824,658
Edwards Lifesciences Corp.(a)(b)	180,984	12,900,539
Gen-Probe Inc.(a)	75,762	4,337,374
Henry Schein Inc.(a)(b)	145,585	9,027,726
Hill-Rom Holdings Inc.	100,081	3,004,432
Hologic Inc.(a)	413,312	6,286,476
IDEXX Laboratories Inc.(a)(b)	90,626	6,250,475
Intuitive Surgical Inc.(a)	61,999	22,584,996
Kinetic Concepts Inc.(a)	100,956	6,651,991
Patterson Companies Inc.	163,081	4,669,009

Security	Shares	Value
ResMed Inc.(a)(b)	241,572	$6,954,858
Sirona Dental Systems Inc.(a)	88,158	3,738,781
TECHNE Corp.	58,664	3,989,739
Thoratec Corp.(a)	90,658	2,959,077
Varian Medical Systems Inc.(a)(b)	184,939	9,646,418
Zimmer Holdings Inc.(a)(b)	302,927	16,206,594

		170,806,330

HEALTH CARE – SERVICES – 1.80%
AMERIGROUP Corp.(a)(b)	68,926	2,688,803
Brookdale Senior Living Inc.(a)	153,049	1,919,234
Community Health Systems Inc.(a)	149,229	2,483,171
Covance Inc.(a)	95,548	4,342,657
Coventry Health Care Inc.(a)	234,125	6,745,141
DaVita Inc.(a)	150,750	9,447,503
Health Management Associates Inc. Class A(a)(b)	401,337	2,777,252
Health Net Inc.(a)	143,198	3,395,225
Humana Inc.	265,736	19,326,979
Laboratory Corp. of America Holdings(a)(b)	158,125	12,499,781
LifePoint Hospitals Inc.(a)	83,160	3,046,982
Lincare Holdings Inc.	149,956	3,374,010
MEDNAX Inc.(a)(b)	75,804	4,748,363
Quest Diagnostics Inc.	248,311	12,256,631
Tenet Healthcare Corp.(a)	728,018	3,006,714
Universal Health Services Inc. Class B	142,273	4,837,282

		96,895,728

HOLDING COMPANIES – DIVERSIFIED – 0.13%
Leucadia National Corp.	311,967	7,075,412

		7,075,412

HOME BUILDERS – 0.37%
D.R. Horton Inc.	442,188	3,997,379
Lennar Corp. Class A	253,501	3,432,404
NVR Inc.(a)	8,817	5,325,292
Pulte Group Inc.(a)	536,594	2,119,546
Thor Industries Inc.	69,465	1,538,650
Toll Brothers Inc.(a)	230,601	3,327,572

		19,740,843

HOME FURNISHINGS – 0.28%
Harman International Industries Inc.	109,742	3,136,426
Tempur-Pedic International Inc.(a)	108,207	5,692,770
Whirlpool Corp.	120,447	6,011,510

		14,840,706

HOUSEHOLD PRODUCTS & WARES – 1.13%
Avery Dennison Corp.	168,861	4,235,034
Church & Dwight Co. Inc.	225,604	9,971,697
Clorox Co. (The)	210,413	13,956,694
Fortune Brands Inc.	243,283	13,156,745
Fossil Inc.(a)(b)	82,641	6,698,880
Jarden Corp.	144,958	4,096,513
Scotts Miracle-Gro Co. (The) Class A	71,904	3,206,918
Tupperware Brands Corp.	98,656	5,301,773

		60,624,254

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

September 30, 2011

Security	Shares	Value
HOUSEWARES – 0.15%
Newell Rubbermaid Inc.	458,535	$5,442,811
Toro Co. (The)	48,767	2,402,750

		7,845,561

INSURANCE – 4.95%
Alleghany Corp.(a)	10,389	2,997,227
Allied World Assurance Co. Holdings Ltd.	60,030	3,224,211
American Financial Group Inc.	127,077	3,948,282
American National Insurance Co.	10,777	746,307
Aon Corp.	521,611	21,897,230
Arch Capital Group Ltd.(a)	208,491	6,812,443
Arthur J. Gallagher & Co.	173,982	4,575,727
Aspen Insurance Holdings Ltd.	111,229	2,562,716
Assurant Inc.	151,999	5,441,564
Assured Guaranty Ltd.	289,382	3,180,308
Axis Capital Holdings Ltd.	203,796	5,286,468
Brown & Brown Inc.	182,763	3,253,181
CIGNA Corp.	426,975	17,907,332
Cincinnati Financial Corp.	231,204	6,087,601
CNA Financial Corp.	41,913	941,785
Endurance Specialty Holdings Ltd.	63,665	2,174,160
Erie Indemnity Co. Class A	43,827	3,119,606
Everest Re Group Ltd.	72,331	5,741,635
Fidelity National Financial Inc. Class A	351,597	5,337,242
Genworth Financial Inc. Class A(a)	772,577	4,434,592
Hanover Insurance Group Inc. (The)	71,430	2,535,765
Hartford Financial Services Group Inc. (The)	702,683	11,341,304
HCC Insurance Holdings Inc.	179,066	4,843,735
Kemper Corp.	78,574	1,882,633
Lincoln National Corp.	494,617	7,730,864
Markel Corp.(a)(b)	15,342	5,479,088
Marsh & McLennan Companies Inc.	865,531	22,971,193
MBIA Inc.(a)(b)	232,301	1,688,828
Mercury General Corp.	41,959	1,609,128
Old Republic International Corp.	409,961	3,656,852
PartnerRe Ltd.	106,798	5,582,331
Principal Financial Group Inc.	507,071	11,495,300
Progressive Corp. (The)	1,034,798	18,378,013
Protective Life Corp.	134,684	2,105,111
Reinsurance Group of America Inc.	116,388	5,348,029
RenaissanceRe Holdings Ltd.(b)	81,690	5,211,822
StanCorp Financial Group Inc.	71,088	1,959,896
Torchmark Corp.	166,112	5,790,664
Transatlantic Holdings Inc.	98,680	4,787,954
Unum Group	485,737	10,181,048
Validus Holdings Ltd.	122,152	3,044,028
W.R. Berkley Corp.	180,019	5,344,764
White Mountains Insurance Group Ltd.	10,824	4,391,838
XL Group PLC	488,219	9,178,517

		266,208,322

INTERNET – 1.63%
Akamai Technologies Inc.(a)	295,110	5,866,787
AOL Inc.(a)	168,024	2,016,288
Ariba Inc.(a)(b)	152,593	4,228,352
Equinix Inc.(a)	74,028	6,575,907
Expedia Inc.	306,414	7,890,161
F5 Networks Inc.(a)	128,003	9,094,613
HomeAway Inc.(a)	13,780	463,284
IAC/InterActiveCorp(a)	119,780	4,737,299

Security	Shares	Value
Liberty Media Corp. - Liberty Interactive Group Series A(a)	948,711	$14,012,461
LinkedIn Corp.(a)(b)	14,101	1,101,006
Netflix Inc.(a)	82,895	9,380,398
Pandora Media Inc.(a)	25,647	375,729
Rackspace Hosting Inc.(a)(b)	162,272	5,539,966
TIBCO Software Inc.(a)(b)	262,421	5,875,606
VeriSign Inc.	266,053	7,611,776
WebMD Health Corp.(a)(b)	92,764	2,796,835

		87,566,468

INVESTMENT COMPANIES – 0.15%
American Capital Ltd.(a)	557,071	3,799,224
Ares Capital Corp.	323,472	4,454,210

		8,253,434

IRON & STEEL – 0.96%
AK Steel Holding Corp.(b)	173,273	1,133,205
Allegheny Technologies Inc.	167,669	6,202,076
Carpenter Technology Corp.	69,721	3,129,776
Cliffs Natural Resources Inc.	230,434	11,791,308
Nucor Corp.	498,768	15,781,019
Reliance Steel & Aluminum Co.	118,181	4,019,336
Schnitzer Steel Industries Inc. Class A	34,795	1,280,456
Steel Dynamics Inc.	345,068	3,423,075
United States Steel Corp.(b)	227,323	5,003,379

		51,763,630

LEISURE TIME – 0.45%
Harley-Davidson Inc.	372,857	12,800,181
Polaris Industries Inc.	101,960	5,094,941
Royal Caribbean Cruises Ltd.	213,231	4,614,319
WMS Industries Inc.(a)	89,979	1,582,730

		24,092,171

LODGING – 1.01%
Choice Hotels International Inc.	45,002	1,337,460
Hyatt Hotels Corp. Class A(a)	69,435	2,178,176
Marriott International Inc. Class A	438,950	11,956,998
MGM Resorts International(a)(b)	554,725	5,153,395
Starwood Hotels & Resorts Worldwide Inc.	307,844	11,950,504
Wyndham Worldwide Corp.	268,415	7,652,512
Wynn Resorts Ltd.	125,017	14,386,956

		54,616,001

MACHINERY – 1.22%
AGCO Corp.(a)	149,901	5,182,077
Babcock & Wilcox Co. (The)(a)	184,707	3,611,022
CNH Global NV(a)	41,588	1,091,269
Flowserve Corp.	88,181	6,525,394
Gardner Denver Inc.	82,670	5,253,678
Graco Inc.	95,235	3,251,323
IDEX Corp.	130,973	4,081,119
Joy Global Inc.	165,378	10,316,280
Manitowoc Co. Inc. (The)	207,084	1,389,534
Nordson Corp.	95,888	3,810,589
Rockwell Automation Inc.	227,730	12,752,880
Terex Corp.(a)	172,210	1,766,875
Wabtec Corp.	76,288	4,033,346

82

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

September 30, 2011

Security	Shares	Value
Zebra Technologies Corp. Class A(a)	85,870	$2,656,818

		65,722,204

MANUFACTURING – 2.90%
AptarGroup Inc.	106,130	4,740,827
Carlisle Companies Inc.	96,073	3,062,807
Cooper Industries PLC	260,418	12,010,478
Crane Co.	76,573	2,732,890
Donaldson Co. Inc.	120,555	6,606,414
Dover Corp.	294,437	13,720,764
Eaton Corp.	538,433	19,114,372
Harsco Corp.	126,781	2,458,284
Ingersoll-Rand PLC	522,686	14,682,250
ITT Corp.	290,526	12,202,092
Leggett & Platt Inc.	225,714	4,466,880
Pall Corp.	183,285	7,771,284
Parker Hannifin Corp.	255,923	16,156,419
Pentair Inc.	155,408	4,974,610
Polypore International Inc.(a)(b)	61,721	3,488,471
Roper Industries Inc.	151,335	10,428,495
SPX Corp.	80,630	3,653,345
Teleflex Inc.	63,265	3,401,759
Textron Inc.	436,891	7,706,757
Trinity Industries Inc.	125,387	2,684,536

		156,063,734

MEDIA – 2.09%
AMC Networks Inc. Class A(a)	86,056	2,749,489
Cablevision NY Group Class A	343,554	5,404,105
Charter Communications Inc. Class A(a)	91,542	4,287,827
Discovery Communications Inc. Series A(a)(b)	439,594	16,537,526
DISH Network Corp. Class A(a)	316,061	7,920,489
Gannett Co. Inc.	377,780	3,600,243
John Wiley & Sons Inc. Class A	73,139	3,248,834
Liberty Global Inc. Series A(a)	437,398	15,825,060
Liberty Media Corp. - Liberty Capital(a)	112,249	7,421,904
Liberty Media Corp. - Liberty Starz(a)	82,160	5,222,090
McGraw-Hill Companies Inc. (The)	480,834	19,714,194
Nielsen Holdings NV(a)	127,628	3,328,538
Scripps Networks Interactive Inc. Class A	148,105	5,505,063
Sirius XM Radio Inc.(a)(b)	6,229,926	9,407,188
Washington Post Co. (The) Class B	7,866	2,571,946

		112,744,496

METAL FABRICATE & HARDWARE – 0.17%
Commercial Metals Co.	181,386	1,724,981
Timken Co. (The)	138,065	4,531,293
Valmont Industries Inc.	36,004	2,806,152

		9,062,426

MINING – 0.46%
Allied Nevada Gold Corp.(a)	140,496	5,031,162
Compass Minerals International Inc.	51,983	3,471,425
Molycorp Inc.(a)(b)	88,516	2,909,521
Royal Gold Inc.	85,944	5,505,572
Titanium Metals Corp.	134,179	2,010,001
Vulcan Materials Co.(b)	204,046	5,623,508

		24,551,189

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.39%
Pitney Bowes Inc.	288,282	$5,419,702
Xerox Corp.	2,211,166	15,411,827

		20,831,529

OIL & GAS – 4.37%
Atlas Energy Inc. Escrow(a)(c)	120,681	12,068
Atwood Oceanics Inc.(a)(b)	88,846	3,052,749
Brigham Exploration Co.(a)	184,795	4,667,922
Cabot Oil & Gas Corp.	164,872	10,207,225
Cimarex Energy Co.	135,047	7,522,118
Cobalt International Energy Inc.(a)	186,008	1,434,122
Concho Resources Inc.(a)	163,147	11,606,278
Continental Resources Inc.(a)	66,287	3,206,302
Denbury Resources Inc.(a)	634,481	7,296,531
Diamond Offshore Drilling Inc.	108,771	5,954,125
EQT Corp.	211,999	11,312,267
EXCO Resources Inc.	234,186	2,510,474
Forest Oil Corp.(a)	178,472	2,569,997
Helmerich & Payne Inc.	150,564	6,112,898
HollyFrontier Corp.	301,135	7,895,760
Kosmos Energy Ltd.(a)	51,761	606,121
Murphy Oil Corp.	305,242	13,479,487
Nabors Industries Ltd.(a)	454,057	5,566,739
Newfield Exploration Co.(a)	212,183	8,421,543
Noble Energy Inc.	278,473	19,715,888
Patterson-UTI Energy Inc.	243,332	4,219,377
Pioneer Natural Resources Co.	184,257	12,118,583
Plains Exploration & Production Co.(a)	222,943	5,063,035
QEP Resources Inc.	279,092	7,555,020
Quicksilver Resources Inc.(a)(b)	185,790	1,408,288
Range Resources Corp.	253,615	14,826,333
Rowan Companies Inc.(a)	201,424	6,080,991
SandRidge Energy Inc.(a)(b)	647,699	3,601,206
SM Energy Co.	100,545	6,098,054
Sunoco Inc.	170,300	5,281,003
Tesoro Corp.(a)	226,987	4,419,437
Ultra Petroleum Corp.(a)	241,598	6,697,097
Unit Corp.(a)	65,720	2,426,382
Valero Energy Corp.	899,892	16,000,080
Whiting Petroleum Corp.(a)(b)	185,391	6,503,516

		235,449,016

OIL & GAS SERVICES – 1.22%
Cameron International Corp.(a)	386,658	16,061,773
CARBO Ceramics Inc.	30,202	3,096,611
Core Laboratories NV(b)	72,060	6,473,150
Dresser-Rand Group Inc.(a)(b)	125,921	5,103,578
FMC Technologies Inc.(a)(b)	379,254	14,259,951
Oceaneering International Inc.	171,521	6,061,552
Oil States International Inc.(a)(b)	80,675	4,107,971
RPC Inc.	67,375	1,099,560
SEACOR Holdings Inc.	34,315	2,752,406
Superior Energy Services Inc.(a)	125,870	3,302,829
Tidewater Inc.	81,720	3,436,326

		65,755,707

PACKAGING & CONTAINERS – 0.79%
Ball Corp.	265,154	8,225,077
Bemis Co. Inc.	166,340	4,875,425

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

September 30, 2011

Security	Shares	Value
Crown Holdings Inc.(a)	246,266	$7,538,202
Greif Inc. Class A	60,040	2,575,116
Owens-Illinois Inc.(a)	259,091	3,917,456
Packaging Corp. of America	161,126	3,754,236
Sealed Air Corp.	253,037	4,225,718
Silgan Holdings Inc.	77,764	2,857,049
Sonoco Products Co.	157,431	4,444,277

		42,412,556

PHARMACEUTICALS – 3.11%
AmerisourceBergen Corp.	432,332	16,113,014
Amylin Pharmaceuticals Inc.(a)	205,571	1,897,420
BioMarin Pharmaceutical Inc.(a)	175,102	5,580,501
Catalyst Health Solutions Inc.(a)(b)	67,367	3,886,402
Cephalon Inc.(a)	120,279	9,706,515
Dendreon Corp.(a)(b)	228,337	2,055,033
Endo Pharmaceuticals Holdings Inc.(a)	183,544	5,137,397
Forest Laboratories Inc.(a)	451,588	13,904,395
Herbalife Ltd.	188,170	10,085,912
Hospira Inc.(a)	264,768	9,796,416
Mead Johnson Nutrition Co. Class A	322,464	22,195,197
Mylan Inc.(a)	693,217	11,784,689
Omnicare Inc.	182,588	4,643,213
Perrigo Co.	130,964	12,717,914
Pharmasset Inc.(a)	117,403	9,670,485
SXC Health Solutions Corp.(a)(b)	97,676	5,440,553
United Therapeutics Corp.(a)	81,214	3,044,713
VCA Antech Inc.(a)	135,803	2,170,132
Warner Chilcott PLC Class A(a)	266,455	3,810,306
Watson Pharmaceuticals Inc.(a)	199,594	13,622,290

		167,262,497

PIPELINES – 1.16%
El Paso Corp.	1,213,470	21,211,456
ONEOK Inc.	169,046	11,163,798
Questar Corp.	279,527	4,950,423
Spectra Energy Corp.	1,025,555	25,156,864

		62,482,541

REAL ESTATE – 0.28%
CBRE Group Inc.(a)	460,981	6,204,804
Forest City Enterprises Inc. Class A(a)	215,699	2,299,352
Howard Hughes Corp. (The)(a)	33,709	1,419,149
Jones Lang LaSalle Inc.	67,858	3,515,723
St. Joe Co. (The)(a)(b)	102,273	1,533,072

		14,972,100

REAL ESTATE INVESTMENT TRUSTS – 6.60%
Alexandria Real Estate Equities Inc.	97,605	5,991,971
American Capital Agency Corp.	281,853	7,638,216
Annaly Capital Management Inc.	1,500,795	24,958,221
Apartment Investment and Management Co. Class A	188,731	4,174,730
AvalonBay Communities Inc.	148,405	16,925,590
Boston Properties Inc.(b)	229,759	20,471,527
Brandywine Realty Trust	212,664	1,703,439
BRE Properties Inc. Class A(b)	117,530	4,976,220
Camden Property Trust	110,864	6,126,345
Chimera Investment Corp.	1,622,502	4,494,331
CommonWealth REIT	131,468	2,493,948
Corporate Office Properties Trust	111,729	2,433,458

Security	Shares	Value
DDR Corp.(b)	339,428	$3,699,765
Digital Realty Trust Inc.(b)	158,749	8,756,595
Douglas Emmett Inc.	196,872	3,366,511
Duke Realty Corp.	399,170	4,191,285
Equity Residential	464,971	24,118,046
Essex Property Trust Inc.	51,493	6,181,220
Federal Realty Investment Trust	98,271	8,098,513
General Growth Properties Inc.	889,483	10,762,744
HCP Inc.	640,731	22,464,029
Health Care REIT Inc.	278,937	13,054,252
Hospitality Properties Trust	195,055	4,141,018
Host Hotels & Resorts Inc.(b)	1,082,842	11,846,291
Kimco Realty Corp.	642,180	9,651,965
Liberty Property Trust(b)	181,294	5,277,468
Macerich Co. (The)	206,550	8,805,226
Mack-Cali Realty Corp.	137,419	3,675,958
Piedmont Office Realty Trust Inc. Class A	272,081	4,399,550
Prologis Inc.	724,150	17,560,637
Realty Income Corp.	210,212	6,777,235
Regency Centers Corp.	141,564	5,001,456
Senior Housing Properties Trust	242,117	5,215,200
SL Green Realty Corp.	140,304	8,158,678
Taubman Centers Inc.	88,007	4,427,632
UDR Inc.(b)	342,983	7,593,644
Ventas Inc.(b)	400,018	19,760,889
Vornado Realty Trust	290,740	21,695,019
Weingarten Realty Investors	190,825	4,039,765

		355,108,587

RETAIL – 6.45%
Abercrombie & Fitch Co. Class A	138,585	8,531,293
Advance Auto Parts Inc.	116,508	6,769,115
American Eagle Outfitters Inc.	308,254	3,612,737
AutoNation Inc.(a)(b)	64,345	2,109,229
AutoZone Inc.(a)	42,056	13,423,855
Bed Bath & Beyond Inc.(a)	393,136	22,530,624
Best Buy Co. Inc.	499,333	11,634,459
Big Lots Inc.(a)	103,327	3,598,879
BJ’s Wholesale Club Inc.(a)	86,406	4,427,443
Brinker International Inc.	134,398	2,811,606
CarMax Inc.(a)(b)	356,493	8,502,358
Chico’s FAS Inc.	276,580	3,161,309
Chipotle Mexican Grill Inc.(a)(b)	49,110	14,877,874
Copart Inc.(a)	88,122	3,447,333
Darden Restaurants Inc.	215,303	9,204,203
Dick’s Sporting Goods Inc.(a)	148,331	4,963,155
Dillard’s Inc. Class A	49,048	2,132,607
Dollar General Corp.(a)	156,303	5,902,001
Dollar Tree Inc.(a)	192,963	14,493,451
DSW Inc. Class A	33,837	1,562,593
Dunkin’ Brands Group Inc.(a)	40,402	1,119,135
Family Dollar Stores Inc.	193,008	9,816,387
Foot Locker Inc.	244,301	4,908,007
GameStop Corp. Class A(a)(b)	223,027	5,151,924
Gap Inc. (The)	557,703	9,057,097
J. Crew Group Inc. Escrow(a)(c)	85,240	9
J.C. Penney Co. Inc.	261,151	6,993,624
Limited Brands Inc.	393,452	15,151,836
Macy’s Inc.	671,948	17,685,671
MSC Industrial Direct Co. Inc. Class A	70,012	3,952,878
Nordstrom Inc.	257,373	11,756,799
O’Reilly Automotive Inc.(a)	217,570	14,496,689
Panera Bread Co. Class A(a)	45,815	4,762,011
PetSmart Inc.	179,067	7,637,208

84

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

September 30, 2011

Security	Shares	Value
PVH Corp.	94,463	$5,501,525
RadioShack Corp.	157,418	1,829,197
Ross Stores Inc.	185,440	14,592,274
Sally Beauty Holdings Inc.(a)	149,236	2,477,318
Sears Holdings Corp.(a)(b)	60,729	3,493,132
Signet Jewelers Ltd.(a)	137,140	4,635,332
Staples Inc.	1,125,408	14,967,926
Tiffany & Co.	201,562	12,259,001
Tractor Supply Co.	114,120	7,138,206
Ulta Salon, Cosmetics & Fragrance Inc.(a)	71,606	4,456,041
Under Armour Inc. Class A(a)(b)	57,517	3,819,704
Urban Outfitters Inc.(a)(b)	189,908	4,238,747
Wendy’s Co. (The)	471,710	2,165,149
Williams-Sonoma Inc.	165,338	5,090,757

		346,849,708

SAVINGS & LOANS – 0.57%
BankUnited Inc.	52,559	1,091,125
Capitol Federal Financial Inc.	265,516	2,803,849
First Niagara Financial Group Inc.	478,769	4,380,736
Hudson City Bancorp Inc.	748,175	4,234,671
New York Community Bancorp Inc.	690,113	8,212,345
People’s United Financial Inc.	594,833	6,781,096
TFS Financial Corp.(a)	125,542	1,020,656
Washington Federal Inc.	174,567	2,223,984

		30,748,462

SEMICONDUCTORS – 3.78%
Advanced Micro Devices Inc.(a)(b)	972,108	4,938,309
Altera Corp.	508,491	16,032,721
Analog Devices Inc.	472,844	14,776,375
Atmel Corp.(a)	723,280	5,836,870
Avago Technologies Ltd.	301,915	9,893,755
Cree Inc.(a)(b)	172,764	4,488,409
Cypress Semiconductor Corp.(a)	265,464	3,973,996
Fairchild Semiconductor International Inc.(a)	200,501	2,165,411
Freescale Semiconductor Holdings I Ltd.(a)(b)	68,205	752,301
International Rectifier Corp.(a)	109,633	2,041,366
Intersil Corp. Class A	197,398	2,031,225
IPG Photonics Corp.(a)(b)	43,328	1,882,168
KLA-Tencor Corp.	264,969	10,143,013
Lam Research Corp.(a)	196,611	7,467,286
Linear Technology Corp.	359,389	9,937,106
LSI Corp.(a)	902,097	4,672,862
Marvell Technology Group Ltd.(a)	801,678	11,648,381
Maxim Integrated Products Inc.	466,120	10,874,580
MEMC Electronic Materials Inc.(a)	362,046	1,897,121
Microchip Technology Inc.(b)	300,599	9,351,635
Micron Technology Inc.(a)	1,369,224	6,900,889
Novellus Systems Inc.(a)(b)	109,745	2,991,649
NVIDIA Corp.(a)(b)	947,375	11,842,187
ON Semiconductor Corp.(a)(b)	701,981	5,033,204
PMC-Sierra Inc.(a)	366,795	2,193,434
QLogic Corp.(a)	164,640	2,087,635
Rovi Corp.(a)	178,338	7,664,967
Silicon Laboratories Inc.(a)(b)	69,979	2,344,996
Skyworks Solutions Inc.(a)	299,183	5,367,343
Teradyne Inc.(a)(b)	291,111	3,205,132
Varian Semiconductor Equipment Associates Inc.(a)	119,130	7,284,800
Xilinx Inc.	419,181	11,502,327

		203,223,453

Security	Shares	Value
SHIPBUILDING – 0.03%
Huntington Ingalls Industries Inc.(a)	76,623	$1,864,238

		1,864,238

SOFTWARE – 4.14%
Activision Blizzard Inc.	668,527	7,955,471
Allscripts Healthcare Solutions Inc.(a)	299,608	5,398,936
ANSYS Inc.(a)	145,004	7,110,996
Autodesk Inc.(a)(b)	362,653	10,074,500
BMC Software Inc.(a)	279,100	10,762,096
Broadridge Financial Solutions Inc.	193,831	3,903,756
CA Inc.	605,401	11,750,833
Cerner Corp.(a)(b)	224,304	15,369,310
Citrix Systems Inc.(a)	296,669	16,177,361
Compuware Corp.(a)(b)	342,953	2,627,020
Dun & Bradstreet Corp. (The)	78,029	4,780,057
Electronic Arts Inc.(a)	524,637	10,728,827
Emdeon Inc. Class A(a)	45,867	861,841
Fidelity National Information Services Inc.	414,042	10,069,501
Fiserv Inc.(a)	226,632	11,506,107
Global Payments Inc.	126,072	5,092,048
Informatica Corp.(a)	167,110	6,843,154
Intuit Inc.(a)	477,488	22,652,031
MSCI Inc. Class A(a)	189,839	5,757,817
Nuance Communications Inc.(a)	376,303	7,661,529
Paychex Inc.	509,928	13,446,801
Red Hat Inc.(a)	304,608	12,872,734
SEI Investments Co.	228,947	3,521,205
Solera Holdings Inc.	111,721	5,641,911
Total System Services Inc.	255,958	4,333,369
VeriFone Systems Inc.(a)	161,094	5,641,512

		222,540,723

TELECOMMUNICATIONS – 2.42%
Acme Packet Inc.(a)	84,492	3,598,514
Amdocs Ltd.(a)	293,180	7,951,042
Ciena Corp.(a)(b)	149,294	1,672,093
Clearwire Corp. Class A(a)(b)	283,040	659,483
Crown Castle International Corp.(a)	458,318	18,639,793
EchoStar Corp. Class A(a)	59,977	1,356,080
Frontier Communications Corp.	1,570,566	9,596,158
Harris Corp.	187,043	6,391,259
JDS Uniphase Corp.(a)(b)	357,911	3,568,373
Level 3 Communications Inc.(a)(b)	2,693,239	4,012,926
MetroPCS Communications Inc.(a)	438,734	3,821,373
Motorola Mobility Holdings Inc.(a)	411,507	15,546,734
NeuStar Inc. Class A(a)(b)	112,894	2,838,155
NII Holdings Inc.(a)	268,557	7,237,611
Polycom Inc.(a)	278,998	5,125,193
SBA Communications Corp. Class A(a)(b)	179,168	6,177,713
Telephone and Data Systems Inc.	142,047	3,018,499
Tellabs Inc.	570,870	2,449,032
tw telecom inc.(a)(b)	238,142	3,934,106
United States Cellular Corp.(a)(b)	22,741	901,681
Virgin Media Inc.	500,677	12,191,485
Windstream Corp.	804,792	9,383,875

		130,071,178

TEXTILES – 0.16%
Cintas Corp.	177,953	5,007,597

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

September 30, 2011

Security	Shares	Value
Mohawk Industries Inc.(a)	89,734	$3,850,486

		8,858,083

TOYS, GAMES & HOBBIES – 0.38%
Hasbro Inc.	192,430	6,275,142
Mattel Inc.	548,520	14,201,183

		20,476,325

TRANSPORTATION – 1.18%
Alexander & Baldwin Inc.	65,358	2,387,528
C.H. Robinson Worldwide Inc.	261,271	17,889,225
Con-way Inc.	87,099	1,927,501
Expeditors International of Washington Inc.	335,137	13,589,805
J.B. Hunt Transport Services Inc.	143,895	5,197,487
Kansas City Southern Industries Inc.(a)(b)	173,182	8,652,173
Kirby Corp.(a)(b)	84,781	4,462,872
Landstar System Inc.	75,869	3,001,378
Ryder System Inc.	81,213	3,046,300
Teekay Corp.	65,545	1,481,972
UTi Worldwide Inc.	161,119	2,100,992

		63,737,233

TRUCKING & LEASING – 0.04%
GATX Corp.	72,897	2,259,078

		2,259,078

WATER – 0.24%
American Water Works Co. Inc.	276,892	8,356,601
Aqua America Inc.	218,334	4,709,464

		13,066,065

TOTAL COMMON STOCKS (Cost: $5,898,301,397)		5,376,631,055

SHORT-TERM INVESTMENTS – 8.85%

MONEY MARKET FUNDS – 8.85%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%(d)(e)(f)	434,177,021	434,177,021
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%(d)(e)(f)	36,776,166	36,776,166
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(d)(e)	5,437,290	5,437,290

		476,390,477

TOTAL SHORT-TERM INVESTMENTS (Cost: $476,390,477)		476,390,477

TOTAL INVESTMENTS IN SECURITIES – 108.77% (Cost: $6,374,691,874)		5,853,021,532

SHORT POSITIONS(g) – (0.01)%

COMMON STOCKS – (0.01)%
Lone Pine Resources Inc.(a)	(99,927)	(659,518)

Security	Shares	Value
TOTAL SHORT POSITIONS (Proceeds: $662,548)		$(659,518)

Other Assets, Less Liabilities – (8.76)%		(471,481,480)

NET ASSETS – 100.00%		$5,380,880,534

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

86

Schedule of Investments (Unaudited)

iShares® Russell Midcap Growth Index Fund

September 30, 2011

Security	Shares	Value
COMMON STOCKS – 99.95%

ADVERTISING – 0.71%
Interpublic Group of Companies Inc. (The)	292,759	$2,107,865
Lamar Advertising Co. Class A(a)(b)	27,502	468,359
Omnicom Group Inc.	451,382	16,628,913

		19,205,137

AEROSPACE & DEFENSE – 1.29%
Alliant Techsystems Inc.	3,506	191,112
BE Aerospace Inc.(a)	147,222	4,874,520
Goodrich Corp.	82,008	9,896,725
Rockwell Collins Inc.	247,294	13,047,232
Spirit AeroSystems Holdings Inc. Class A(a)	38,826	619,275
TransDigm Group Inc.(a)	80,155	6,546,259

		35,175,123

AGRICULTURE – 0.13%
Bunge Ltd.	60,840	3,546,364

		3,546,364

AIRLINES – 0.73%
AMR Corp.(a)(b)	251,250	743,700
Copa Holdings SA Class A	40,830	2,501,654
Delta Air Lines Inc.(a)	816,064	6,120,480
Southwest Airlines Co.	223,675	1,798,347
United Continental Holdings Inc.(a)	453,341	8,785,749

		19,949,930

APPAREL – 0.95%
Deckers Outdoor Corp.(a)	62,116	5,792,938
Guess? Inc.	104,403	2,974,442
Hanesbrands Inc.(a)	154,935	3,874,924
Ralph Lauren Corp.	100,788	13,072,204

		25,714,508

AUTO MANUFACTURERS – 0.15%
Navistar International Corp.(a)	62,854	2,018,870
Tesla Motors Inc.(a)(b)	86,591	2,111,955

		4,130,825

AUTO PARTS & EQUIPMENT – 0.69%
BorgWarner Inc.(a)	175,771	10,639,419
Goodyear Tire & Rubber Co. (The)(a)	391,813	3,953,393
Visteon Corp.(a)	4,447	191,221
WABCO Holdings Inc.(a)	108,256	4,098,572

		18,882,605

BEVERAGES – 2.27%
Brown-Forman Corp. Class B NVS	140,337	9,843,237
Coca-Cola Enterprises Inc.	399,617	9,942,471
Dr Pepper Snapple Group Inc.	355,338	13,780,007

Security	Shares	Value
Green Mountain Coffee Roasters Inc.(a)(b)	197,238	$18,331,300
Hansen Natural Corp.(a)	112,423	9,813,404

		61,710,419

BIOTECHNOLOGY – 2.08%
Alexion Pharmaceuticals Inc.(a)	295,128	18,905,900
Charles River Laboratories International Inc.(a)	83,662	2,394,406
Human Genome Sciences Inc.(a)	304,396	3,862,785
Illumina Inc.(a)(b)	197,779	8,093,117
Life Technologies Corp.(a)	24,877	956,023
Myriad Genetics Inc.(a)	138,705	2,599,332
Regeneron Pharmaceuticals Inc.(a)	116,915	6,804,453
Vertex Pharmaceuticals Inc.(a)(b)	292,603	13,032,537

		56,648,553

BUILDING MATERIALS – 0.32%
Armstrong World Industries Inc.	3,297	113,549
Lennox International Inc.	86,384	2,226,980
Martin Marietta Materials Inc.	34,243	2,164,842
Masco Corp.	574,549	4,090,789

		8,596,160

CHEMICALS – 4.76%
Airgas Inc.	126,175	8,052,488
Albemarle Corp.	147,037	5,940,295
Celanese Corp. Series A	250,797	8,158,426
CF Industries Holdings Inc.	95,807	11,821,626
Eastman Chemical Co.	114,077	7,817,697
Ecolab Inc.(b)	372,440	18,208,592
FMC Corp.	115,233	7,969,514
Huntsman Corp.	59,552	575,868
International Flavors & Fragrances Inc.	128,925	7,248,163
Intrepid Potash Inc.(a)(b)	84,572	2,103,306
Kronos Worldwide Inc.	34,495	554,680
PPG Industries Inc.	253,895	17,940,221
Rockwood Holdings Inc.(a)	104,066	3,505,984
Sherwin-Williams Co. (The)	144,061	10,706,613
Sigma-Aldrich Corp.	195,559	12,083,591
Solutia Inc.(a)	197,400	2,536,590
Valspar Corp. (The)	19,592	611,466
W.R. Grace & Co.(a)	106,228	3,537,392
Westlake Chemical Corp.	6,637	227,516

		129,600,028

COAL – 1.37%
Alpha Natural Resources Inc.(a)	203,861	3,606,301
Arch Coal Inc.	35,565	518,538
CONSOL Energy Inc.	363,842	12,345,159
Peabody Energy Corp.	434,738	14,728,923
Walter Energy Inc.	99,974	5,999,440

		37,198,361

COMMERCIAL SERVICES – 3.74%
Aaron’s Inc.	94,518	2,386,580
Alliance Data Systems Corp.(a)(b)	81,835	7,586,104
Apollo Group Inc. Class A(a)	193,674	7,671,427
Booz Allen Hamilton Holding Corp.(a)	17,461	259,645
DeVry Inc.	90,007	3,326,659
Equifax Inc.	10,327	317,452

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

September 30, 2011

Security	Shares	Value
FleetCor Technologies Inc.(a)	23,453	$615,876
Gartner Inc.(a)(b)	156,061	5,441,847
Genpact Ltd.(a)	158,366	2,278,887
Green Dot Corp. Class A(a)(b)	35,725	1,118,907
H&R Block Inc.	288,515	3,840,135
Hertz Global Holdings Inc.(a)	393,011	3,497,798
Iron Mountain Inc.	289,183	9,143,966
ITT Educational Services Inc.(a)(b)	45,293	2,607,971
KAR Auction Services Inc.(a)	9,031	109,365
Lender Processing Services Inc.	138,506	1,896,147
Moody’s Corp.	319,933	9,741,960
Morningstar Inc.	39,050	2,203,982
Pharmaceutical Product Development Inc.	160,241	4,111,784
Robert Half International Inc.	235,598	4,999,390
SAIC Inc.(a)	149,119	1,761,095
Towers Watson & Co. Class A	18,895	1,129,543
Verisk Analytics Inc. Class A(a)	160,543	5,582,080
VistaPrint NV(a)(b)	64,355	1,739,516
Weight Watchers International Inc.	46,921	2,733,148
Western Union Co.	1,015,299	15,523,922

		101,625,186

COMPUTERS – 1.81%
Cadence Design Systems Inc.(a)	431,854	3,990,331
DST Systems Inc.	8,176	358,354
FactSet Research Systems Inc.	74,072	6,590,186
Fortinet Inc.(a)	192,985	3,242,148
Fusion-io Inc.(a)	14,108	268,052
IHS Inc. Class A(a)	79,374	5,937,969
MICROS Systems Inc.(a)	130,157	5,715,194
NCR Corp.(a)	200,657	3,389,097
Riverbed Technology Inc.(a)	246,292	4,915,988
Synopsys Inc.(a)	16,015	390,125
Teradata Corp.(a)(b)	270,941	14,503,472

		49,300,916

COSMETICS & PERSONAL CARE – 0.50%
Avon Products Inc.	690,511	13,534,016

		13,534,016

DISTRIBUTION & WHOLESALE – 1.46%
Fastenal Co.(b)	473,454	15,756,549
Genuine Parts Co.	69,088	3,509,671
LKQ Corp.(a)	234,094	5,655,711
W.W. Grainger Inc.	91,393	13,666,909
WESCO International Inc.(a)	32,546	1,091,918

		39,680,758

DIVERSIFIED FINANCIAL SERVICES – 2.48%
Affiliated Managers Group Inc.(a)	59,603	4,652,014
CBOE Holdings Inc.	84,411	2,065,537
Discover Financial Services	86,496	1,984,218
Eaton Vance Corp.	190,766	4,248,359
Federated Investors Inc. Class B(b)	117,355	2,057,233
Greenhill & Co. Inc.	47,877	1,368,803
IntercontinentalExchange Inc.(a)(b)	118,002	13,954,917
Lazard Ltd. Class A	177,800	3,751,580
LPL Investment Holdings Inc.(a)	46,205	1,174,531
NASDAQ OMX Group Inc. (The)(a)	23,878	552,537
NYSE Euronext Inc.	130,204	3,025,941

Security	Shares	Value
T. Rowe Price Group Inc.	417,010	$19,920,568
TD Ameritrade Holding Corp.	351,242	5,165,014
Waddell & Reed Financial Inc. Class A	138,826	3,472,038

		67,393,290

ELECTRIC – 0.23%
ITC Holdings Corp.	81,927	6,343,608

		6,343,608

ELECTRICAL COMPONENTS & EQUIPMENT – 0.35%
AMETEK Inc.	258,114	8,510,019
General Cable Corp.(a)	43,309	1,011,265
GrafTech International Ltd.(a)	10,750	136,525

		9,657,809

ELECTRONICS – 2.87%
Agilent Technologies Inc.(a)	558,683	17,458,844
Amphenol Corp. Class A	282,830	11,530,979
Arrow Electronics Inc.(a)	26,119	725,586
Dolby Laboratories Inc. Class A(a)(b)	85,936	2,358,084
FLIR Systems Inc.	256,393	6,422,645
Garmin Ltd.(b)	11,563	367,356
Gentex Corp.	229,042	5,508,460
Jabil Circuit Inc.	255,109	4,538,389
Mettler-Toledo International Inc.(a)(b)	51,676	7,232,573
National Instruments Corp.	146,000	3,337,560
Thomas & Betts Corp.(a)	20,325	811,171
Trimble Navigation Ltd.(a)	196,664	6,598,077
Waters Corp.(a)(b)	147,097	11,104,352

		77,994,076

ENERGY – ALTERNATE SOURCES – 0.23%
Covanta Holding Corp.	12,264	186,290
First Solar Inc.(a)(b)	95,516	6,037,566

		6,223,856

ENGINEERING & CONSTRUCTION – 0.78%
AECOM Technology Corp.(a)	85,926	1,518,312
Chicago Bridge & Iron Co. NV	93,136	2,666,484
Fluor Corp.	279,742	13,021,990
KBR Inc.	15,593	368,463
McDermott International Inc.(a)	329,786	3,548,497

		21,123,746

ENTERTAINMENT – 0.21%
Bally Technologies Inc.(a)	64,461	1,739,158
International Game Technology	248,005	3,603,512
Regal Entertainment Group Class A	42,559	499,643

		5,842,313

ENVIRONMENTAL CONTROL – 0.86%
Nalco Holding Co.	197,343	6,903,058
Stericycle Inc.(a)(b)	137,838	11,126,283
Waste Connections Inc.	159,664	5,399,837

		23,429,178

88

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

September 30, 2011

Security	Shares	Value
FOOD – 2.99%
Campbell Soup Co.	215,378	$6,971,786
ConAgra Foods Inc.	82,613	2,000,887
Corn Products International Inc.	98,919	3,881,582
Flowers Foods Inc.	180,207	3,506,828
H.J. Heinz Co.	301,632	15,226,383
Hershey Co. (The)	182,097	10,787,426
Hormel Foods Corp.	117,524	3,175,499
McCormick & Co. Inc. NVS	145,345	6,709,125
Sara Lee Corp.	779,569	12,745,953
Whole Foods Market Inc.(b)	248,270	16,214,514

		81,219,983

FOREST PRODUCTS & PAPER – 0.99%
International Paper Co.	148,934	3,462,716
Plum Creek Timber Co. Inc.(b)	156,680	5,438,363
Rayonier Inc.	195,650	7,197,963
Rock-Tenn Co. Class A	111,143	5,410,441
Temple-Inland Inc.	45,371	1,423,288
Weyerhaeuser Co.	250,956	3,902,366

		26,835,137

GAS – 0.03%
National Fuel Gas Co.	19,308	939,913

		939,913

HAND & MACHINE TOOLS – 0.14%
Kennametal Inc.	15,146	495,880
Lincoln Electric Holdings Inc.	83,834	2,432,024
Snap-on Inc.	16,892	750,005

		3,677,909

HEALTH CARE – PRODUCTS – 4.06%
Bruker Corp.(a)(b)	135,953	1,839,444
C.R. Bard Inc.	137,531	12,039,464
CareFusion Corp.(a)	113,173	2,710,493
Cooper Companies Inc. (The)	20,078	1,589,174
DENTSPLY International Inc.	92,668	2,843,981
Edwards Lifesciences Corp.(a)(b)	184,073	13,120,724
Gen-Probe Inc.(a)	76,961	4,406,017
Henry Schein Inc.(a)	78,237	4,851,477
Hill-Rom Holdings Inc.	92,632	2,780,813
IDEXX Laboratories Inc.(a)	91,964	6,342,757
Intuitive Surgical Inc.(a)	63,076	22,977,325
Kinetic Concepts Inc.(a)	80,470	5,302,168
Patterson Companies Inc.	65,935	1,887,719
ResMed Inc.(a)(b)	245,240	7,060,460
Sirona Dental Systems Inc.(a)	89,607	3,800,233
TECHNE Corp.	59,635	4,055,776
Thoratec Corp.(a)	92,455	3,017,731
Varian Medical Systems Inc.(a)(b)	188,227	9,817,920

		110,443,676

HEALTH CARE – SERVICES – 2.13%
AMERIGROUP Corp.(a)(b)	46,836	1,827,072
Brookdale Senior Living Inc.(a)	136,118	1,706,920
Covance Inc.(a)	97,400	4,426,830
DaVita Inc.(a)	153,209	9,601,608

Security	Shares	Value
Health Management Associates Inc. Class A(a)	408,859	$2,829,304
Laboratory Corp. of America Holdings(a)	160,857	12,715,746
Lincare Holdings Inc.	152,749	3,436,853
MEDNAX Inc.(a)(b)	77,152	4,832,801
Quest Diagnostics Inc.	231,894	11,446,288
Tenet Healthcare Corp.(a)	42,616	176,004
Universal Health Services Inc. Class B	144,959	4,928,606

		57,928,032

HOME FURNISHINGS – 0.29%
Harman International Industries Inc.	73,893	2,111,862
Tempur-Pedic International Inc.(a)	109,928	5,783,312

		7,895,174

HOUSEHOLD PRODUCTS & WARES – 0.81%
Avery Dennison Corp.	10,484	262,939
Church & Dwight Co. Inc.	132,821	5,870,688
Clorox Co. (The)	12,391	821,895
Fossil Inc.(a)(b)	83,925	6,802,960
Scotts Miracle-Gro Co. (The) Class A(b)	63,386	2,827,016
Tupperware Brands Corp.	100,221	5,385,877

		21,971,375

HOUSEWARES – 0.09%
Toro Co. (The)	50,252	2,475,916

		2,475,916

INSURANCE – 0.13%
Erie Indemnity Co. Class A	44,600	3,174,628
Validus Holdings Ltd.	16,856	420,051

		3,594,679

INTERNET – 2.34%
Akamai Technologies Inc.(a)	272,628	5,419,845
Ariba Inc.(a)(b)	154,923	4,292,916
Equinix Inc.(a)	75,139	6,674,597
Expedia Inc.	182,612	4,702,259
F5 Networks Inc.(a)	130,279	9,256,323
HomeAway Inc.(a)	8,430	283,417
LinkedIn Corp.(a)(b)	14,390	1,123,571
Netflix Inc.(a)(b)	84,341	9,544,028
Pandora Media Inc.(a)	14,378	210,638
Rackspace Hosting Inc.(a)(b)	165,349	5,645,015
TIBCO Software Inc.(a)	266,270	5,961,785
VeriSign Inc.	270,771	7,746,758
WebMD Health Corp.(a)(b)	95,356	2,874,983

		63,736,135

IRON & STEEL – 0.93%
AK Steel Holding Corp.	35,077	229,404
Allegheny Technologies Inc.	170,223	6,296,549
Carpenter Technology Corp.	70,850	3,180,456
Cliffs Natural Resources Inc.	234,385	11,993,480
Reliance Steel & Aluminum Co.	17,169	583,918
Schnitzer Steel Industries Inc. Class A	10,051	369,877
Steel Dynamics Inc.	257,245	2,551,870

		25,205,554

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

September 30, 2011

Security	Shares	Value
LEISURE TIME – 0.77%
Harley-Davidson Inc.	379,296	$13,021,232
Polaris Industries Inc.	103,961	5,194,931
Royal Caribbean Cruises Ltd.	121,675	2,633,047

		20,849,210

LODGING – 1.48%
Choice Hotels International Inc.	3,766	111,926
Hyatt Hotels Corp. Class A(a)	3,570	111,991
Marriott International Inc. Class A	446,610	12,165,656
MGM Resorts International(a)	125,661	1,167,391
Starwood Hotels & Resorts Worldwide Inc.	313,187	12,157,919
Wynn Resorts Ltd.	127,189	14,636,910

		40,351,793

MACHINERY – 2.12%
Babcock & Wilcox Co. (The)(a)	188,891	3,692,819
Flowserve Corp.	81,471	6,028,854
Gardner Denver Inc.	83,887	5,331,019
Graco Inc.	97,589	3,331,688
IDEX Corp.	119,323	3,718,105
Joy Global Inc.	168,288	10,497,805
Manitowoc Co. Inc. (The)	212,266	1,424,305
Nordson Corp.	97,530	3,875,842
Rockwell Automation Inc.	231,701	12,975,256
Wabtec Corp.	77,533	4,099,170
Zebra Technologies Corp. Class A(a)	88,336	2,733,116

		57,707,979

MANUFACTURING – 2.90%
Carlisle Companies Inc.	7,946	253,318
Cooper Industries PLC	173,226	7,989,183
Donaldson Co. Inc.	122,430	6,709,164
Dover Corp.	233,003	10,857,940
Eaton Corp.	207,559	7,368,344
Harsco Corp.	11,239	217,924
Ingersoll-Rand PLC	421,662	11,844,486
Leggett & Platt Inc.	172,672	3,417,179
Pall Corp.	186,424	7,904,378
Parker Hannifin Corp.	107,157	6,764,821
Polypore International Inc.(a)(b)	62,726	3,545,274
Roper Industries Inc.	153,889	10,604,491
SPX Corp.	22,354	1,012,860
Textron Inc.	25,395	447,968

		78,937,330

MEDIA – 3.29%
AMC Networks Inc. Class A(a)	87,606	2,799,012
Cablevision NY Group Class A	348,798	5,486,592
Charter Communications Inc. Class A(a)	92,952	4,353,872
Discovery Communications Inc. Series A(a)(b)	447,225	16,824,604
DISH Network Corp. Class A(a)	241,193	6,044,297
John Wiley & Sons Inc. Class A	74,975	3,330,389
Liberty Global Inc. Series A(a)	445,039	16,101,511
McGraw-Hill Companies Inc. (The)	402,609	16,506,969
Nielsen Holdings NV(a)	112,039	2,921,977
Scripps Networks Interactive Inc. Class A	150,328	5,587,692

Security	Shares	Value
Sirius XM Radio Inc.(a)(b)	6,335,392	$9,566,442

		89,523,357

METAL FABRICATE & HARDWARE – 0.25%
Timken Co. (The)	118,577	3,891,697
Valmont Industries Inc.	36,611	2,853,461

		6,745,158

MINING – 0.67%
Allied Nevada Gold Corp.(a)	143,363	5,133,829
Compass Minerals International Inc.	52,819	3,527,253
Molycorp Inc.(a)(b)	89,911	2,955,375
Royal Gold Inc.	87,187	5,585,199
Titanium Metals Corp.	72,831	1,091,008

		18,292,664

OIL & GAS – 4.88%
Atlas Energy Inc. Escrow(a)(c)	99,400	9,940
Atwood Oceanics Inc.(a)	25,923	890,714
Brigham Exploration Co.(a)	187,858	4,745,293
Cabot Oil & Gas Corp.	167,763	10,386,207
Cimarex Energy Co.	36,441	2,029,764
Cobalt International Energy Inc.(a)	177,606	1,369,342
Concho Resources Inc.(a)	165,968	11,806,964
Continental Resources Inc.(a)	67,406	3,260,428
Denbury Resources Inc.(a)	536,980	6,175,270
Diamond Offshore Drilling Inc.	52,359	2,866,132
EQT Corp.	84,474	4,507,533
EXCO Resources Inc.(b)	220,813	2,367,115
Forest Oil Corp.(a)	144,417	2,079,605
Helmerich & Payne Inc.	141,690	5,752,614
HollyFrontier Corp.	306,281	8,030,688
Kosmos Energy Ltd.(a)	43,779	512,652
Murphy Oil Corp.	47,408	2,093,537
Newfield Exploration Co.(a)	124,690	4,948,946
Noble Energy Inc.	56,855	4,025,334
Patterson-UTI Energy Inc.	27,145	470,694
Pioneer Natural Resources Co.	152,010	9,997,698
QEP Resources Inc.	223,158	6,040,887
Quicksilver Resources Inc.(a)(b)	12,911	97,866
Range Resources Corp.	258,029	15,084,375
Rowan Companies Inc.(a)	33,641	1,015,622
SandRidge Energy Inc.(a)(b)	657,670	3,656,645
SM Energy Co.	82,583	5,008,659
Ultra Petroleum Corp.(a)	245,457	6,804,068
Whiting Petroleum Corp.(a)	188,373	6,608,125

		132,642,717

OIL & GAS SERVICES – 2.05%
Cameron International Corp.(a)	289,901	12,042,488
CARBO Ceramics Inc.	30,816	3,159,564
Core Laboratories NV(b)	73,311	6,585,527
Dresser-Rand Group Inc.(a)(b)	128,118	5,192,623
FMC Technologies Inc.(a)(b)	385,674	14,501,342
Oceaneering International Inc.	174,115	6,153,224
Oil States International Inc.(a)	69,184	3,522,849
RPC Inc.	69,204	1,129,409
Superior Energy Services Inc.(a)	127,961	3,357,697
Tidewater Inc.	5,253	220,889

		55,865,612

90

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

September 30, 2011

Security	Shares	Value
PACKAGING & CONTAINERS – 0.82%
Ball Corp.	269,578	$8,362,309
Crown Holdings Inc.(a)	250,556	7,669,519
Packaging Corp. of America	148,162	3,452,175
Silgan Holdings Inc.	79,911	2,935,930

		22,419,933

PHARMACEUTICALS – 4.30%
AmerisourceBergen Corp.	439,870	16,393,955
Amylin Pharmaceuticals Inc.(a)	209,675	1,935,300
BioMarin Pharmaceutical Inc.(a)	178,063	5,674,868
Catalyst Health Solutions Inc.(a)(b)	68,509	3,952,284
Dendreon Corp.(a)	235,849	2,122,641
Endo Pharmaceuticals Holdings Inc.(a)	187,001	5,234,158
Herbalife Ltd.	191,393	10,258,665
Hospira Inc.(a)	226,290	8,372,730
Mead Johnson Nutrition Co. Class A	60,061	4,133,999
Mylan Inc.(a)	638,089	10,847,513
Perrigo Co.	133,238	12,938,742
Pharmasset Inc.(a)	119,513	9,844,286
SXC Health Solutions Corp.(a)	99,294	5,530,676
United Therapeutics Corp.(a)	83,105	3,115,606
Warner Chilcott PLC Class A(a)	248,407	3,552,220
Watson Pharmaceuticals Inc.(a)	191,486	13,068,919

		116,976,562

PIPELINES – 0.78%
El Paso Corp.	1,161,681	20,306,184
ONEOK Inc.	12,861	849,340

		21,155,524

REAL ESTATE – 0.33%
CBRE Group Inc.(a)	468,745	6,309,308
Jones Lang LaSalle Inc.	53,646	2,779,399

		9,088,707

REAL ESTATE INVESTMENT TRUSTS – 2.36%
Apartment Investment and Management Co. Class A	130,511	2,886,903
Boston Properties Inc.	191,900	17,098,290
Camden Property Trust	81,214	4,487,886
Corporate Office Properties Trust	35,900	781,902
Digital Realty Trust Inc.(b)	161,453	8,905,748
Equity Residential	34,537	1,791,434
Essex Property Trust Inc.	29,213	3,506,729
Federal Realty Investment Trust	75,467	6,219,235
Macerich Co. (The)(b)	75,448	3,216,348
UDR Inc.	26,174	579,492
Ventas Inc.	246,996	12,201,602
Vornado Realty Trust	32,788	2,446,641

		64,122,210

RETAIL – 8.84%
Abercrombie & Fitch Co. Class A	121,104	7,455,162
Advance Auto Parts Inc.	118,503	6,885,024
AutoNation Inc.(a)(b)	32,305	1,058,958
AutoZone Inc.(a)	42,774	13,653,033
Bed Bath & Beyond Inc.(a)	399,967	22,922,109
Big Lots Inc.(a)	37,017	1,289,302

Security	Shares	Value
BJ’s Wholesale Club Inc.(a)	8,652	$443,329
Brinker International Inc.	126,531	2,647,029
CarMax Inc.(a)	60,011	1,431,262
Chico’s FAS Inc.	190,175	2,173,700
Chipotle Mexican Grill Inc.(a)(b)	49,967	15,137,503
Copart Inc.(a)	90,477	3,539,460
Darden Restaurants Inc.	218,978	9,361,310
Dick’s Sporting Goods Inc.(a)	150,983	5,051,891
Dollar General Corp.(a)	158,927	6,001,084
Dollar Tree Inc.(a)	196,250	14,740,338
DSW Inc. Class A	32,188	1,486,442
Dunkin’ Brands Group Inc.(a)	35,418	981,079
Family Dollar Stores Inc.	196,304	9,984,021
J. Crew Group Inc. Escrow(a)(c)	97,017	10
Limited Brands Inc.	401,169	15,449,018
Macy’s Inc.	84,579	2,226,119
MSC Industrial Direct Co. Inc. Class A	71,179	4,018,766
Nordstrom Inc.	261,892	11,963,227
O’Reilly Automotive Inc.(a)	221,261	14,742,620
Panera Bread Co. Class A(a)	46,509	4,834,145
PetSmart Inc.	182,352	7,777,313
PVH Corp.	14,247	829,745
Ross Stores Inc.	188,594	14,840,462
Sally Beauty Holdings Inc.(a)	140,875	2,338,525
Tiffany & Co.	204,993	12,467,674
Tractor Supply Co.	115,872	7,247,794
Ulta Salon, Cosmetics & Fragrance Inc.(a)	72,799	4,530,282
Under Armour Inc. Class A(a)	58,410	3,879,008
Urban Outfitters Inc.(a)(b)	192,988	4,307,492
Williams-Sonoma Inc.	88,365	2,720,758

		240,414,994

SAVINGS & LOANS – 0.06%
Hudson City Bancorp Inc.	75,696	428,440
People’s United Financial Inc.	112,718	1,284,985

		1,713,425

SEMICONDUCTORS – 5.96%
Advanced Micro Devices Inc.(a)(b)	986,792	5,012,903
Altera Corp.	517,298	16,310,406
Analog Devices Inc.	480,862	15,026,938
Atmel Corp.(a)	687,029	5,544,324
Avago Technologies Ltd.	307,056	10,062,225
Cree Inc.(a)(b)	10,225	265,646
Cypress Semiconductor Corp.(a)	269,532	4,034,894
Freescale Semiconductor Holdings I Ltd.(a)	42,742	471,444
Intersil Corp. Class A	100,067	1,029,689
IPG Photonics Corp.(a)(b)	44,625	1,938,510
KLA-Tencor Corp.	208,424	7,978,471
Lam Research Corp.(a)	200,185	7,603,026
Linear Technology Corp.	365,539	10,107,153
LSI Corp.(a)	277,623	1,438,087
Maxim Integrated Products Inc.	474,302	11,065,466
MEMC Electronic Materials Inc.(a)	220,088	1,153,261
Microchip Technology Inc.(b)	305,735	9,511,416
NVIDIA Corp.(a)(b)	963,645	12,045,563
ON Semiconductor Corp.(a)	713,943	5,118,971
PMC-Sierra Inc.(a)	21,058	125,927
QLogic Corp.(a)	137,231	1,740,089
Rovi Corp.(a)	181,289	7,791,801
Silicon Laboratories Inc.(a)(b)	63,968	2,143,568
Skyworks Solutions Inc.(a)	303,800	5,450,172
Varian Semiconductor Equipment Associates Inc.(a)	121,303	7,417,678

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

September 30, 2011

Security	Shares	Value
Xilinx Inc.	426,468	$11,702,282

		162,089,910

SOFTWARE – 6.82%
Allscripts Healthcare Solutions Inc.(a)	245,943	4,431,893
ANSYS Inc.(a)	147,242	7,220,748
Autodesk Inc.(a)	368,968	10,249,931
BMC Software Inc.(a)	283,886	10,946,644
Broadridge Financial Solutions Inc.	187,244	3,771,094
Cerner Corp.(a)(b)	228,242	15,639,142
Citrix Systems Inc.(a)	301,868	16,460,862
Compuware Corp.(a)	256,510	1,964,867
Dun & Bradstreet Corp. (The)	79,299	4,857,857
Electronic Arts Inc.(a)	533,728	10,914,738
Emdeon Inc. Class A(a)	2,495	46,881
Fiserv Inc.(a)	184,634	9,373,868
Global Payments Inc.	128,442	5,187,772
Informatica Corp.(a)	169,640	6,946,758
Intuit Inc.(a)	485,783	23,045,546
MSCI Inc. Class A(a)	192,903	5,850,748
Nuance Communications Inc.(a)	382,548	7,788,677
Paychex Inc.	477,275	12,585,742
Red Hat Inc.(a)	309,880	13,095,529
SEI Investments Co.	234,322	3,603,872
Solera Holdings Inc.	113,425	5,727,962
VeriFone Systems Inc.(a)	163,802	5,736,346

		185,447,477

TELECOMMUNICATIONS – 2.80%
Acme Packet Inc.(a)	85,806	3,654,477
Ciena Corp.(a)(b)	152,612	1,709,254
Clearwire Corp. Class A(a)(b)	250,218	583,008
Crown Castle International Corp.(a)	466,258	18,962,713
Harris Corp.	52,017	1,777,421
JDS Uniphase Corp.(a)(b)	363,109	3,620,197
MetroPCS Communications Inc.(a)	445,201	3,877,701
NeuStar Inc. Class A(a)(b)	117,653	2,957,796
NII Holdings Inc.(a)	239,122	6,444,338
Polycom Inc.(a)	283,445	5,206,885
SBA Communications Corp. Class A(a)(b)	181,829	6,269,464
tw telecom inc.(a)	207,228	3,423,406
Virgin Media Inc.(b)	509,380	12,403,403
Windstream Corp.	454,136	5,295,226

		76,185,289

TOYS, GAMES & HOBBIES – 0.63%
Hasbro Inc.	195,327	6,369,614
Mattel Inc.	414,742	10,737,670

		17,107,284

TRANSPORTATION – 1.92%
C.H. Robinson Worldwide Inc.	265,805	18,199,668
Con-way Inc.	8,328	184,299
Expeditors International of Washington Inc.	340,887	13,822,968
J.B. Hunt Transport Services Inc.	146,620	5,295,915
Kansas City Southern Industries Inc.(a)(b)	132,071	6,598,267
Kirby Corp.(a)(b)	61,289	3,226,253
Landstar System Inc.	77,229	3,055,179
UTi Worldwide Inc.	148,580	1,937,483

		52,320,032

Security	Shares	Value

WATER – 0.02%
Aqua America Inc.	22,529	$485,950

		485,950

TOTAL COMMON STOCKS (Cost: $2,836,803,441)		2,718,873,365

SHORT-TERM INVESTMENTS – 11.50%

MONEY MARKET FUNDS – 11.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%(d)(e)(f)	286,357,087	286,357,087
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%(d)(e)(f)	24,255,351	24,255,351
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	2,085,752	2,085,752

		312,698,190

TOTAL SHORT-TERM INVESTMENTS (Cost: $312,698,190)		312,698,190

TOTAL INVESTMENTS IN SECURITIES – 111.45% (Cost: $3,149,501,631)		3,031,571,555

SHORT POSITIONS(g) – (0.02)%

COMMON STOCKS – (0.02)%
Lone Pine Resources Inc.(a)	(80,860)	(533,676)

TOTAL SHORT POSITIONS (Proceeds: $536,127)		(533,676)

Other Assets, Less Liabilities – (11.43)%		(310,842,029)

NET ASSETS – 100.00%		$2,720,195,850

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

92

Schedule of Investments (Unaudited)

iShares® Russell Midcap Value Index Fund

September 30, 2011

Security	Shares	Value

COMMON STOCKS – 99.92%

ADVERTISING – 0.19%
Clear Channel Outdoor Holdings Inc. Class A(a)	55,872	$522,962
Interpublic Group of Companies Inc. (The)	417,744	3,007,757
Lamar Advertising Co. Class A(a)(b)	55,594	946,766

		4,477,485

AEROSPACE & DEFENSE – 1.10%
Alliant Techsystems Inc.	42,806	2,333,355
BE Aerospace Inc.(a)(b)	7,293	241,471
Goodrich Corp.	100,960	12,183,853
L-3 Communications Holdings Inc.	145,207	8,998,478
Spirit AeroSystems Holdings Inc. Class A(a)(b)	127,075	2,026,846

		25,784,003

AGRICULTURE – 1.30%
Bunge Ltd.	149,685	8,725,139
Lorillard Inc.	196,560	21,759,192

		30,484,331

AIRLINES – 0.56%
AMR Corp.(a)(b)	241,349	714,393
Copa Holdings SA Class A	9,605	588,498
Delta Air Lines Inc.(a)	460,783	3,455,873
Southwest Airlines Co.	892,664	7,177,019
United Continental Holdings Inc.(a)	67,485	1,307,859

		13,243,642

APPAREL – 0.62%
VF Corp.	118,971	14,457,356

		14,457,356

AUTO MANUFACTURERS – 0.15%
Navistar International Corp.(a)	45,281	1,454,425
Oshkosh Corp.(a)	124,401	1,958,072

		3,412,497

AUTO PARTS & EQUIPMENT – 0.85%
Autoliv Inc.	122,040	5,918,940
Federal-Mogul Corp. Class A(a)	26,736	394,356
Lear Corp.	143,891	6,172,924
TRW Automotive Holdings Corp.(a)	139,466	4,564,722
Visteon Corp.(a)	65,923	2,834,689

		19,885,631

BANKS – 4.85%
Associated Banc-Corp	236,585	2,200,241
Bank of Hawaii Corp.	65,080	2,368,912
BOK Financial Corp.	34,919	1,637,352
CapitalSource Inc.	441,263	2,709,355
City National Corp.	63,633	2,402,782

Security	Shares	Value
Comerica Inc.	274,978	$6,316,245
Commerce Bancshares Inc.	100,991	3,509,437
Cullen/Frost Bankers Inc.	72,744	3,336,040
East West Bancorp Inc.	203,051	3,027,490
Fifth Third Bancorp	1,256,821	12,693,892
First Citizens BancShares Inc. Class A	7,433	1,066,933
First Horizon National Corp.	359,511	2,142,686
First Republic Bank San Francisco(a)	100,323	2,323,481
Fulton Financial Corp.	272,036	2,081,075
Huntington Bancshares Inc.	1,181,684	5,672,083
KeyCorp	1,301,022	7,715,060
M&T Bank Corp.	171,675	12,000,082
Northern Trust Corp.	297,073	10,391,614
Popular Inc.(a)	1,397,531	2,096,297
Regions Financial Corp.	1,719,604	5,726,281
SunTrust Banks Inc.	734,453	13,183,431
Synovus Financial Corp.	1,072,698	1,147,787
TCF Financial Corp.	217,091	1,988,554
Valley National Bancorp(b)	231,873	2,455,535
Zions Bancorp	251,019	3,531,837

		113,724,482

BEVERAGES – 0.67%
Brown-Forman Corp. Class B NVS	20,563	1,442,289
Coca-Cola Enterprises Inc.	103,882	2,584,584
Constellation Brands Inc. Class A(a)	248,080	4,465,440
Molson Coors Brewing Co. Class B NVS	183,684	7,275,723

		15,768,036

BIOTECHNOLOGY – 0.72%
Bio-Rad Laboratories Inc. Class A(a)	27,053	2,455,601
Life Technologies Corp.(a)	223,321	8,582,226
QIAGEN NV(a)	319,129	4,413,554
Vertex Pharmaceuticals Inc.(a)(b)	32,303	1,438,775

		16,890,156

BUILDING MATERIALS – 0.29%
Armstrong World Industries Inc.	25,925	892,857
Martin Marietta Materials Inc.	33,071	2,090,749
Owens Corning(a)	170,430	3,694,922

		6,678,528

CHEMICALS – 0.92%
Ashland Inc.	108,353	4,782,701
Cabot Corp.	89,490	2,217,562
CF Industries Holdings Inc.	16,128	1,990,034
Cytec Industries Inc.	67,209	2,361,724
Huntsman Corp.	212,096	2,050,968
Rockwood Holdings Inc.(a)	4,859	163,700
RPM International Inc.	178,128	3,330,994
Valspar Corp. (The)	114,348	3,568,801
W.R. Grace & Co.(a)	10,051	334,698
Westlake Chemical Corp.	21,513	737,466

		21,538,648

COAL – 0.26%
Alpha Natural Resources Inc.(a)	135,753	2,401,471
Arch Coal Inc.	259,188	3,778,961

		6,180,432

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

September 30, 2011

Security	Shares	Value

COMMERCIAL SERVICES – 1.76%
Aaron’s Inc.	29,639	$748,385
Booz Allen Hamilton Holding Corp.(a)	16,690	248,180
Career Education Corp.(a)	84,252	1,099,489
CoreLogic Inc.(a)	132,326	1,411,918
Corrections Corp. of America(a)(b)	146,531	3,324,788
DeVry Inc.	17,608	650,792
Education Management Corp.(a)(b)	52,549	779,827
Equifax Inc.	159,932	4,916,310
Genpact Ltd.(a)	38,708	557,008
H&R Block Inc.	171,731	2,285,740
KAR Auction Services Inc.(a)	31,542	381,974
Manpower Inc.	112,263	3,774,282
Monster Worldwide Inc.(a)	176,586	1,267,887
Quanta Services Inc.(a)(b)	295,719	5,556,560
R.R. Donnelley & Sons Co.	256,529	3,622,190
SAIC Inc.(a)(b)	266,991	3,153,164
Service Corp. International	326,068	2,986,783
Towers Watson & Co. Class A	62,162	3,716,044
Verisk Analytics Inc. Class A(a)	25,851	898,839

		41,380,160

COMPUTERS – 1.81%
Brocade Communications Systems Inc.(a)(b)	645,050	2,786,616
Computer Sciences Corp.	212,264	5,699,288
Diebold Inc.	89,176	2,453,232
DST Systems Inc.	40,873	1,791,464
Fusion-io Inc.(a)	11,146	211,774
Lexmark International Inc. Class A(a)(b)	108,169	2,923,808
NCR Corp.(a)	46,351	782,868
SanDisk Corp.(a)	326,093	13,157,853
Synopsys Inc.(a)	186,486	4,542,799
Western Digital Corp.(a)	317,993	8,178,781

		42,528,483

DISTRIBUTION & WHOLESALE – 0.64%
Genuine Parts Co.	156,499	7,950,149
Ingram Micro Inc. Class A(a)	219,839	3,546,003
Tech Data Corp.(a)	59,345	2,565,484
WESCO International Inc.(a)	31,021	1,040,755

		15,102,391

DIVERSIFIED FINANCIAL SERVICES – 3.60%
Affiliated Managers Group Inc.(a)	20,297	1,584,181
Air Lease Corp.(a)(b)	47,485	911,712
Ameriprise Financial Inc.	331,442	13,045,557
CIT Group Inc.(a)	274,371	8,332,647
Discover Financial Services	672,305	15,422,677
E*TRADE Financial Corp.(a)	342,517	3,120,330
Federated Investors Inc. Class B(b)	23,474	411,499
Interactive Brokers Group Inc. Class A	49,860	694,550
Invesco Ltd.	632,178	9,805,081
Janus Capital Group Inc.	254,231	1,525,386
Jefferies Group Inc.	184,307	2,287,250
Legg Mason Inc.	204,062	5,246,434
LPL Investment Holdings Inc.(a)	7,404	188,210
NASDAQ OMX Group Inc. (The)(a)	148,248	3,430,459
NYSE Euronext Inc.	247,589	5,753,968
Raymond James Financial Inc.	139,073	3,610,335
SLM Corp.	721,630	8,984,293

		84,354,569

Security	Shares	Value

ELECTRIC – 12.00%
AES Corp. (The)(a)	898,766	$8,771,956
Alliant Energy Corp.	152,083	5,882,570
Ameren Corp.	329,932	9,822,076
Calpine Corp.(a)	480,165	6,760,723
CenterPoint Energy Inc.	581,992	11,418,683
CMS Energy Corp.	345,341	6,834,298
Consolidated Edison Inc.	400,182	22,818,378
Constellation Energy Group Inc.	254,826	9,698,678
DPL Inc.	159,689	4,813,026
DTE Energy Co.	231,679	11,356,905
Edison International	445,671	17,046,916
Entergy Corp.	243,443	16,137,836
GenOn Energy Inc.(a)	1,053,368	2,928,363
Great Plains Energy Inc.	185,580	3,581,694
Hawaiian Electric Industries Inc.	130,153	3,160,115
Integrys Energy Group Inc.	107,393	5,221,448
MDU Resources Group Inc.	259,057	4,971,304
Northeast Utilities	241,886	8,139,464
NRG Energy Inc.(a)	329,916	6,997,518
NSTAR	141,765	6,352,490
NV Energy Inc.	323,712	4,761,804
OGE Energy Corp.	133,995	6,403,621
Pepco Holdings Inc.	308,998	5,846,242
Pinnacle West Capital Corp.	149,195	6,406,433
PPL Corp.	789,416	22,529,933
Progress Energy Inc.	402,856	20,835,712
SCANA Corp.	157,655	6,377,145
TECO Energy Inc.	294,211	5,039,834
Westar Energy Inc.	155,191	4,100,146
Wisconsin Energy Corp.	319,802	10,006,605
Xcel Energy Inc.	662,302	16,352,236

		281,374,152

ELECTRICAL COMPONENTS & EQUIPMENT – 0.78%
Energizer Holdings Inc.(a)(b)	95,363	6,335,918
General Cable Corp.(a)	34,276	800,344
GrafTech International Ltd.(a)(b)	165,754	2,105,076
Hubbell Inc. Class B	82,733	4,098,593
Molex Inc.	184,552	3,759,324
SunPower Corp. Class A(a)(b)	135,208	1,093,833

		18,193,088

ELECTRONICS – 1.01%
Arrow Electronics Inc.(a)	135,856	3,774,080
Avnet Inc.(a)	209,103	5,453,406
AVX Corp.	65,761	780,583
Garmin Ltd.(b)	136,802	4,346,200
Itron Inc.(a)	55,386	1,633,887
Jabil Circuit Inc.	45,694	812,896
PerkinElmer Inc.	153,920	2,956,803
Thomas & Betts Corp.(a)(b)	54,220	2,163,920
Vishay Intertechnology Inc.(a)	197,342	1,649,779

		23,571,554

94

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

September 30, 2011

Security	Shares	Value

ENERGY – ALTERNATE SOURCES – 0.10%
Covanta Holding Corp.	154,732	$2,350,379

		2,350,379

ENGINEERING & CONSTRUCTION – 0.82%
AECOM Technology Corp.(a)(b)	89,825	1,587,208
Chicago Bridge & Iron Co. NV	57,586	1,648,687
Jacobs Engineering Group Inc.(a)(b)	173,557	5,604,155
KBR Inc.	194,011	4,584,480
McDermott International Inc.(a)	40,021	430,626
Shaw Group Inc. (The)(a)(b)	98,585	2,143,238
URS Corp.(a)	107,411	3,185,810

		19,184,204

ENTERTAINMENT – 0.45%
Bally Technologies Inc.(a)	4,165	112,372
DreamWorks Animation SKG Inc. Class A(a)(b)	97,496	1,772,477
International Game Technology	198,965	2,890,962
Madison Square Garden Inc. Class A(a)	82,225	1,874,730
Penn National Gaming Inc.(a)	92,683	3,085,417
Regal Entertainment Group Class A(b)	73,845	866,940

		10,602,898

ENVIRONMENTAL CONTROL – 0.58%
Nalco Holding Co.	21,361	747,208
Republic Services Inc.	438,928	12,316,320
Waste Connections Inc.	19,209	649,648

		13,713,176

FOOD – 3.21%
Campbell Soup Co.	58,900	1,906,593
ConAgra Foods Inc.	488,903	11,841,231
Corn Products International Inc.	20,091	788,371
Dean Foods Co.(a)(b)	250,085	2,218,254
H.J. Heinz Co.	183,172	9,246,523
Hershey Co. (The)	52,745	3,124,614
Hormel Foods Corp.	87,920	2,375,598
J.M. Smucker Co. (The)	158,679	11,566,112
McCormick & Co. Inc. NVS	57,165	2,638,736
Ralcorp Holdings Inc.(a)	75,338	5,779,178
Safeway Inc.	484,520	8,057,568
Sara Lee Corp.	135,775	2,219,921
Smithfield Foods Inc.(a)	226,751	4,421,645
SUPERVALU Inc.	289,685	1,929,302
Tyson Foods Inc. Class A	411,840	7,149,542

		75,263,188

FOREST PRODUCTS & PAPER – 1.50%
Domtar Corp.	56,022	3,819,020
International Paper Co.	471,344	10,958,748
MeadWestvaco Corp.	232,238	5,703,765
Plum Creek Timber Co. Inc.(b)	87,793	3,047,295
Temple-Inland Inc.	109,435	3,432,976
Weyerhaeuser Co.	523,227	8,136,180

		35,097,984

Security	Shares	Value

GAS – 2.39%
AGL Resources Inc.	107,192	$4,367,002
Atmos Energy Corp.	123,375	4,003,519
Energen Corp.	98,406	4,023,821
National Fuel Gas Co.	96,697	4,707,210
NiSource Inc.	382,551	8,178,941
Sempra Energy	327,534	16,868,001
Southern Union Co.	170,660	6,923,676
UGI Corp.	152,486	4,005,807
Vectren Corp.	111,548	3,020,720

		56,098,697

HAND & MACHINE TOOLS – 0.90%
Kennametal Inc.	98,634	3,229,277
Lincoln Electric Holdings Inc.	44,409	1,288,305
Regal Beloit Corp.	52,792	2,395,701
Snap-on Inc.	65,058	2,888,575
Stanley Black & Decker Inc.	229,988	11,292,411

		21,094,269

HEALTH CARE – PRODUCTS – 2.30%
Alere Inc.(a)	116,752	2,294,177
Boston Scientific Corp.(a)	2,090,611	12,355,511
CareFusion Corp.(a)	210,115	5,032,254
Cooper Companies Inc. (The)	46,071	3,646,520
DENTSPLY International Inc.	113,743	3,490,773
Henry Schein Inc.(a)(b)	59,303	3,677,379
Hill-Rom Holdings Inc.	8,072	242,321
Hologic Inc.(a)(b)	357,957	5,444,526
Kinetic Concepts Inc.(a)	18,796	1,238,468
Patterson Companies Inc.	84,813	2,428,196
Zimmer Holdings Inc.(a)(b)	262,593	14,048,726

		53,898,851

HEALTH CARE – SERVICES – 1.48%
AMERIGROUP Corp.(a)	20,041	781,799
Brookdale Senior Living Inc.(a)	17,309	217,055
Community Health Systems Inc.(a)	129,625	2,156,960
Coventry Health Care Inc.(a)	202,864	5,844,512
Health Net Inc.(a)	123,514	2,928,517
Humana Inc.	230,342	16,752,773
LifePoint Hospitals Inc.(a)	71,662	2,625,696
Quest Diagnostics Inc.	17,634	870,414
Tenet Healthcare Corp.(a)	596,876	2,465,098

		34,642,824

HOLDING COMPANIES – DIVERSIFIED – 0.26%
Leucadia National Corp.	270,429	6,133,330

		6,133,330

HOME BUILDERS – 0.73%
D.R. Horton Inc.	381,984	3,453,135
Lennar Corp. Class A	218,717	2,961,428
NVR Inc.(a)	7,626	4,605,951
Pulte Group Inc.(a)	466,263	1,841,739
Thor Industries Inc.	60,333	1,336,376

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

September 30, 2011

Security	Shares	Value
Toll Brothers Inc.(a)(b)	200,441	$2,892,364

		17,090,993
HOME FURNISHINGS – 0.26%
Harman International Industries Inc.	32,415	926,421
Whirlpool Corp.	104,341	5,207,659

		6,134,080
HOUSEHOLD PRODUCTS & WARES – 1.44%
Avery Dennison Corp.	136,848	3,432,148
Church & Dwight Co. Inc.	82,692	3,654,986
Clorox Co. (The)	171,833	11,397,683
Fortune Brands Inc.	210,905	11,405,743
Jarden Corp.	125,255	3,539,706
Scotts Miracle-Gro Co. (The) Class A	8,429	375,933

		33,806,199
HOUSEWARES – 0.20%
Newell Rubbermaid Inc.	397,613	4,719,666

		4,719,666
INSURANCE – 9.71%
Alleghany Corp.(a)	9,062	2,614,387
Allied World Assurance Co. Holdings Ltd.	51,731	2,778,472
American Financial Group Inc.	109,772	3,410,616
American National Insurance Co.	9,345	647,141
Aon Corp.	452,127	18,980,291
Arch Capital Group Ltd.(a)(b)	180,610	5,901,432
Arthur J. Gallagher & Co.	150,826	3,966,724
Aspen Insurance Holdings Ltd.	96,674	2,227,369
Assurant Inc.	131,807	4,718,691
Assured Guaranty Ltd.	251,412	2,763,018
Axis Capital Holdings Ltd.	176,708	4,583,806
Brown & Brown Inc.	158,824	2,827,067
CIGNA Corp.	370,116	15,522,665
Cincinnati Financial Corp.	200,213	5,271,608
CNA Financial Corp.	36,396	817,818
Endurance Specialty Holdings Ltd.(b)	55,330	1,889,520
Everest Re Group Ltd.	62,975	4,998,956
Fidelity National Financial Inc. Class A	306,414	4,651,365
Genworth Financial Inc. Class A(a)	669,804	3,844,675
Hanover Insurance Group Inc. (The)	62,042	2,202,491
Hartford Financial Services Group Inc. (The)	609,196	9,832,423
HCC Insurance Holdings Inc.	156,106	4,222,667
Kemper Corp.	68,273	1,635,821
Lincoln National Corp.	428,966	6,704,739
Markel Corp.(a)	13,329	4,760,186
Marsh & McLennan Companies Inc.	750,223	19,910,918
MBIA Inc.(a)(b)	201,847	1,467,428
Mercury General Corp.	36,573	1,402,575
Old Republic International Corp.	354,003	3,157,707
PartnerRe Ltd.	92,635	4,842,031
Principal Financial Group Inc.	439,607	9,965,891
Progressive Corp. (The)	896,991	15,930,560
Protective Life Corp.	117,042	1,829,366
Reinsurance Group of America Inc.	101,435	4,660,938
RenaissanceRe Holdings Ltd.	70,659	4,508,044
StanCorp Financial Group Inc.	61,740	1,702,172
Torchmark Corp.	143,842	5,014,332
Transatlantic Holdings Inc.	85,317	4,139,581

Security	Shares	Value
Unum Group	421,140	$8,827,094
Validus Holdings Ltd.	90,775	2,262,113
W.R. Berkley Corp.	156,102	4,634,668
White Mountains Insurance Group Ltd.	9,417	3,820,948
XL Group PLC	423,378	7,959,506

		227,809,820
INTERNET – 0.92%
Akamai Technologies Inc.(a)	22,928	455,808
AOL Inc.(a)(b)	146,001	1,752,012
Expedia Inc.	109,737	2,825,728
HomeAway Inc.(a)	4,894	164,536
IAC/InterActiveCorp(a)	104,111	4,117,590
Liberty Media Corp. - Liberty Interactive Group Series A(a)	822,397	12,146,804
Pandora Media Inc.(a)	10,315	151,115

		21,613,593
INVESTMENT COMPANIES – 0.30%
American Capital Ltd.(a)	481,698	3,285,181
Ares Capital Corp.	279,547	3,849,362

		7,134,543
IRON & STEEL – 1.00%
AK Steel Holding Corp.(b)	120,273	786,586
Nucor Corp.	432,363	13,679,965
Reliance Steel & Aluminum Co.	87,326	2,969,957
Schnitzer Steel Industries Inc. Class A	21,510	791,568
Steel Dynamics Inc.	80,484	798,401
United States Steel Corp.(b)	196,924	4,334,297

		23,360,774
LEISURE TIME – 0.13%
Royal Caribbean Cruises Ltd.	81,455	1,762,686
WMS Industries Inc.(a)	78,201	1,375,556

		3,138,242
LODGING – 0.55%
Choice Hotels International Inc.	35,874	1,066,175
Hyatt Hotels Corp. Class A(a)	57,276	1,796,748
MGM Resorts International(a)	374,770	3,481,613
Wyndham Worldwide Corp.	232,615	6,631,854

		12,976,390
MACHINERY – 0.33%
AGCO Corp.(a)	129,786	4,486,702
CNH Global NV(a)	36,106	947,421
Flowserve Corp.	6,823	504,902
IDEX Corp.	11,735	365,663
Terex Corp.(a)	149,648	1,535,388

		7,840,076
MANUFACTURING – 2.90%
AptarGroup Inc.	91,805	4,100,930
Carlisle Companies Inc.	76,731	2,446,184
Cooper Industries PLC	77,993	3,597,037
Crane Co.	66,488	2,372,957
Dover Corp.	56,546	2,635,044

96

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

September 30, 2011

Security	Shares	Value
Eaton Corp.	289,886	$10,290,953
Harsco Corp.	100,411	1,946,969
Ingersoll-Rand PLC	93,609	2,629,477
ITT Corp.	251,869	10,578,498
Leggett & Platt Inc.	48,575	961,299
Parker Hannifin Corp.	130,479	8,237,139
Pentair Inc.	134,370	4,301,184
SPX Corp.	50,510	2,288,608
Teleflex Inc.	55,016	2,958,210
Textron Inc.	356,609	6,290,583
Trinity Industries Inc.	109,054	2,334,846

		67,969,918
MEDIA – 0.92%
DISH Network Corp. Class A(a)	68,036	1,704,982
Gannett Co. Inc.	328,309	3,128,785
Liberty Media Corp. - Liberty Capital(a)	97,199	6,426,798
Liberty Media Corp. - Liberty Starz(a)	71,473	4,542,824
McGraw-Hill Companies Inc. (The)	73,589	3,017,149
Nielsen Holdings NV(a)	15,250	397,720
Washington Post Co. (The) Class B	6,848	2,239,090

		21,457,348
METAL FABRICATE & HARDWARE – 0.09%
Commercial Metals Co.	157,569	1,498,481
Timken Co. (The)	18,654	612,224

		2,110,705
MINING – 0.24%
Titanium Metals Corp.	54,430	815,362
Vulcan Materials Co.(b)	177,136	4,881,868

		5,697,230
OFFICE & BUSINESS EQUIPMENT – 0.77%
Pitney Bowes Inc.	251,197	4,722,503
Xerox Corp.	1,916,775	13,359,922

		18,082,425
OIL & GAS – 3.88%
Atlas Energy Inc. Escrow(a)(c)	33,182	3,318
Atwood Oceanics Inc.(a)(b)	55,235	1,897,875
Cimarex Energy Co.	85,980	4,789,086
Cobalt International Energy Inc.(a)	11,168	86,105
Denbury Resources Inc.(a)	91,672	1,054,228
Diamond Offshore Drilling Inc.	49,591	2,714,611
EQT Corp.	111,782	5,964,688
EXCO Resources Inc.	17,097	183,280
Forest Oil Corp.(a)	33,401	480,974
Helmerich & Payne Inc.	9,479	384,847
Kosmos Energy Ltd.(a)	7,184	84,125
Murphy Oil Corp.	224,148	9,898,376
Nabors Industries Ltd.(a)	393,439	4,823,562
Newfield Exploration Co.(a)	77,648	3,081,849
Noble Energy Inc.	192,880	13,655,904
Patterson-UTI Energy Inc.	187,661	3,254,042
Pioneer Natural Resources Co.	30,105	1,980,006
Plains Exploration & Production Co.(a)	193,125	4,385,869
QEP Resources Inc.	51,852	1,403,634
Quicksilver Resources Inc.(a)(b)	150,256	1,138,940

Security	Shares	Value
Rowan Companies Inc.(a)	145,314	$4,387,030
SM Energy Co.	16,650	1,009,823
Sunoco Inc.	147,677	4,579,464
Tesoro Corp.(a)	196,339	3,822,720
Unit Corp.(a)	57,222	2,112,636
Valero Energy Corp.	780,075	13,869,733

		91,046,725
OIL & GAS SERVICES – 0.40%
Cameron International Corp.(a)	88,019	3,656,309
Oil States International Inc.(a)	11,134	566,943
SEACOR Holdings Inc.	29,603	2,374,457
Tidewater Inc.	66,274	2,786,822

		9,384,531
PACKAGING & CONTAINERS – 0.75%
Bemis Co. Inc.	143,875	4,216,976
Greif Inc. Class A	52,153	2,236,842
Owens-Illinois Inc.(a)	223,994	3,386,789
Packaging Corp. of America	13,360	311,288
Sealed Air Corp.	218,689	3,652,107
Sonoco Products Co.	136,117	3,842,583

		17,646,585
PHARMACEUTICALS – 1.94%
Cephalon Inc.(a)(b)	104,287	8,415,961
Forest Laboratories Inc.(a)	391,484	12,053,792
Hospira Inc.(a)	36,913	1,365,781
Mead Johnson Nutrition Co. Class A	228,370	15,718,707
Mylan Inc.(a)	56,958	968,286
Omnicare Inc.	158,351	4,026,866
VCA Antech Inc.(a)	118,000	1,885,640
Warner Chilcott PLC Class A(a)	20,350	291,005
Watson Pharmaceuticals Inc.(a)	9,852	672,399

		45,398,437
PIPELINES – 1.54%
El Paso Corp.	61,938	1,082,676
ONEOK Inc.	135,573	8,953,241
Questar Corp.	242,353	4,292,072
Spectra Energy Corp.	888,911	21,804,987

		36,132,976
REAL ESTATE – 0.22%
Forest City Enterprises Inc. Class A(a)	187,433	1,998,036
Howard Hughes Corp. (The)(a)	29,325	1,234,582
Jones Lang LaSalle Inc.	13,171	682,390
St. Joe Co. (The)(a)(b)	88,858	1,331,981

		5,246,989
REAL ESTATE INVESTMENT TRUSTS – 10.79%
Alexandria Real Estate Equities Inc.	84,545	5,190,218
American Capital Agency Corp.	244,291	6,620,286
Annaly Capital Management Inc.	1,300,837	21,632,919
Apartment Investment and Management Co. Class A	52,562	1,162,671
AvalonBay Communities Inc.	128,643	14,671,734
Boston Properties Inc.	35,609	3,172,762
Brandywine Realty Trust	184,784	1,480,120

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

September 30, 2011

Security	Shares	Value
BRE Properties Inc. Class A(b)	101,890	$4,314,023
Camden Property Trust	26,732	1,477,210
Chimera Investment Corp.	1,402,328	3,884,449
CommonWealth REIT	114,066	2,163,832
Corporate Office Properties Trust	66,470	1,447,717
DDR Corp.	294,929	3,214,726
Douglas Emmett Inc.	169,846	2,904,367
Duke Realty Corp.	344,903	3,621,481
Equity Residential(b)	373,609	19,379,099
Essex Property Trust Inc.	19,683	2,362,747
Federal Realty Investment Trust	20,739	1,709,101
General Growth Properties Inc.(b)	771,164	9,331,084
HCP Inc.	555,373	19,471,377
Health Care REIT Inc.(b)	241,815	11,316,942
Hospitality Properties Trust	168,504	3,577,340
Host Hotels & Resorts Inc.	938,773	10,270,177
Kimco Realty Corp.	556,788	8,368,524
Liberty Property Trust(b)	157,190	4,575,801
Macerich Co. (The)	115,034	4,903,899
Mack-Cali Realty Corp.	118,678	3,174,636
Piedmont Office Realty Trust Inc. Class A	235,848	3,813,662
Prologis Inc.	627,714	15,222,064
Realty Income Corp.	182,299	5,877,320
Regency Centers Corp.	122,733	4,336,157
Senior Housing Properties Trust(b)	210,039	4,524,240
SL Green Realty Corp.	121,658	7,074,413
Taubman Centers Inc.	76,265	3,836,892
UDR Inc.(b)	274,723	6,082,367
Ventas Inc.	136,329	6,734,653
Vornado Realty Trust(b)	224,296	16,736,968
Weingarten Realty Investors(b)	164,818	3,489,197

		253,127,175

RETAIL – 4.09%
Abercrombie & Fitch Co. Class A	16,761	1,031,807
American Eagle Outfitters Inc.	266,048	3,118,083
AutoNation Inc.(a)(b)	28,389	930,591
Best Buy Co. Inc.	432,898	10,086,523
Big Lots Inc.(a)	58,796	2,047,865
BJ’s Wholesale Club Inc.(a)	67,215	3,444,097
Brinker International Inc.	9,072	189,786
CarMax Inc.(a)	258,096	6,155,590
Chico’s FAS Inc.	80,357	918,480
Dillard’s Inc. Class A	42,573	1,851,074
DSW Inc. Class A	2,122	97,994
Dunkin’ Brands Group Inc.(a)	5,007	138,694
Foot Locker Inc.	212,360	4,266,312
GameStop Corp. Class A(a)(b)	192,897	4,455,921
Gap Inc. (The)	483,483	7,851,764
J.C. Penney Co. Inc.	226,248	6,058,921
Macy’s Inc.	510,263	13,430,122
PVH Corp.	69,415	4,042,730
RadioShack Corp.	136,323	1,584,073
Sally Beauty Holdings Inc.(a)	9,583	159,078
Sears Holdings Corp.(a)(b)	52,835	3,039,069
Signet Jewelers Ltd.(a)	118,557	4,007,227
Staples Inc.	975,588	12,975,320
Wendy’s Co. (The)	408,623	1,875,580
Williams-Sonoma Inc.	68,703	2,115,365

		95,872,066

SAVINGS & LOANS – 1.07%
BankUnited Inc.	45,624	947,154

Security	Shares	Value
Capitol Federal Financial Inc.	228,694	$2,415,009
First Niagara Financial Group Inc.	414,042	3,788,484
Hudson City Bancorp Inc.	581,231	3,289,768
New York Community Bancorp Inc.	598,471	7,121,805
People’s United Financial Inc.	419,051	4,777,181
TFS Financial Corp.(a)	109,037	886,471
Washington Federal Inc.	151,631	1,931,779

		25,157,651

SEMICONDUCTORS – 1.62%
Atmel Corp.(a)	39,963	322,501
Cree Inc.(a)	140,667	3,654,529
Fairchild Semiconductor International Inc.(a)	174,244	1,881,835
Freescale Semiconductor Holdings I Ltd.(a)	22,449	247,612
International Rectifier Corp.(a)	95,279	1,774,095
Intersil Corp. Class A	86,082	885,784
KLA-Tencor Corp.	52,016	1,991,173
LSI Corp.(a)	546,326	2,829,969
Marvell Technology Group Ltd.(a)	695,021	10,098,655
MEMC Electronic Materials Inc.(a)	128,308	672,334
Micron Technology Inc.(a)	1,186,831	5,981,628
Novellus Systems Inc.(a)(b)	95,054	2,591,172
PMC-Sierra Inc.(a)	300,526	1,797,146
QLogic Corp.(a)	26,282	333,256
Silicon Laboratories Inc.(a)(b)	6,277	210,342
Teradyne Inc.(a)(b)	253,210	2,787,842

		38,059,873

SHIPBUILDING – 0.07%
Huntington Ingalls Industries Inc.(a)	66,572	1,619,697

		1,619,697

SOFTWARE – 1.49%
Activision Blizzard Inc.	579,328	6,894,003
Allscripts Healthcare Solutions Inc.(a)	50,431	908,767
Broadridge Financial Solutions Inc.	9,407	189,457
CA Inc.	524,855	10,187,435
Compuware Corp.(a)	79,605	609,774
Emdeon Inc. Class A(a)	37,697	708,327
Fidelity National Information Services Inc.	358,982	8,730,442
Fiserv Inc.(a)	39,028	1,981,452
Paychex Inc.	35,297	930,782
Total System Services Inc.	221,205	3,745,001

		34,885,440

TELECOMMUNICATIONS – 2.04%
Amdocs Ltd.(a)	254,063	6,890,189
Clearwire Corp. Class A(a)(b)	33,442	77,920
EchoStar Corp. Class A(a)	52,096	1,177,891
Frontier Communications Corp.	1,361,745	8,320,262
Harris Corp.	118,550	4,050,854
Level 3 Communications Inc.(a)(b)	2,326,818	3,466,959
Motorola Mobility Holdings Inc.(a)	356,725	13,477,070
NII Holdings Inc.(a)	29,035	782,493
Telephone and Data Systems Inc.	123,452	2,623,355
Tellabs Inc.	496,015	2,127,904
tw telecom inc.(a)	29,789	492,114
United States Cellular Corp.(a)(b)	19,810	785,467
Windstream Corp.	309,828	3,612,594

		47,885,072

98

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

September 30, 2011

Security	Shares	Value
TEXTILES – 0.33%
Cintas Corp.	154,319	$4,342,536
Mohawk Industries Inc.(a)	77,498	3,325,439

		7,667,975

TOYS, GAMES & HOBBIES – 0.13%
Mattel Inc.	121,997	3,158,502

		3,158,502

TRANSPORTATION – 0.46%
Alexander & Baldwin Inc.	56,755	2,073,260
Con-way Inc.	68,513	1,516,193
Kansas City Southern Industries Inc.(a)(b)	37,437	1,870,353
Kirby Corp.(a)(b)	21,278	1,120,074
Ryder System Inc.	70,065	2,628,138
Teekay Corp.	56,958	1,287,820
UTi Worldwide Inc.	13,597	177,305

		10,673,143

TRUCKING & LEASING – 0.08%
GATX Corp.	63,362	1,963,588

		1,963,588

WATER – 0.46%
American Water Works Co. Inc.	239,961	7,242,023
Aqua America Inc.	169,298	3,651,758

		10,893,781

TOTAL COMMON STOCKS (Cost: $2,905,989,328)		2,343,871,632

SHORT-TERM INVESTMENTS – 5.63%

MONEY MARKET FUNDS – 5.63%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.18%(d)(e)(f)	119,445,289	119,445,289
BlackRock Cash Funds: Prime, SL Agency Shares 0.18%(d)(e)(f)	10,117,394	10,117,394
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(d)(e)	2,471,531	2,471,531

		132,034,214

TOTAL SHORT-TERM INVESTMENTS (Cost: $132,034,214)		132,034,214

TOTAL INVESTMENTS IN SECURITIES – 105.55% (Cost: $3,038,023,542)		2,475,905,846

SHORT POSITIONS(g) – (0.01)%

COMMON STOCKS – (0.01)%
Lone Pine Resources Inc.(a)	(18,702)	(123,433)

Security	Shares	Value
TOTAL SHORT POSITIONS (Proceeds: $124,000)		$(123,433)

Other Assets, Less Liabilities – (5.54)%		(130,019,786)

NET ASSETS – 100.00%		$2,345,762,627

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
(g)	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	99

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: November 21, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: November 21, 2011